UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-53023
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 25	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                                                                                                                                     File No.  811-08241

Amendment No. 133	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT-9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May1, 2011

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2011 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Purchase Payment Deferred Variable Annuity Contract

The Best of America® Choice Venue Annuity®
Nationwide Life Insurance Company
Individual Flexible Purchase Payment Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2011 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.  Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2011 ), which contains additional information about the contracts and the Variable Account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 38.

To obtain free copies of the Statement of Additional Information, and other information about the Variable Account that has been filed with the SEC, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.

These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	Dreyfus
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Invesco
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust

For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds."  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase payments not invested in the underlying mutual funds of the Variable Account may be allocated to the Fixed Account and/or the Guranteed Term Options .

1

Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Variable Account Contract Value before the Annuitization Date.

Annuitant- The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin.  This date may be changed by the Contract Owner with Nationwide's consent.

Annuity Unit- An accounting unit of measure used to calculate variable annuity payments.

Co-Annuitant(s)- The person(s) designated by the Contract Owner to receive the Spousal Protection Feature.

Contract Owner(s)- the person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value- The total value of all Accumulation Units plus any amount held in the Fixed Account, any amount held under Guaranteed Term Options, and any amounts transferred as a loan to the collateral Fixed Account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Fixed Account- An investment option that is funded by Nationwide's General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option- Investment options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account- A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.   All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, or Tax Sheltered Annuity.

Qualified Plans- Retirement plans that receive favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Target Term Option- Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).

Valuation Date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 pm EST, but may close earlier on certain days and as conditions warrant.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-9, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

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Table of Contents
Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	6
Example	7
Synopsis of the Contracts	7
Surrenders
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Financial Statements	9
Condensed Financial Information	9
Nationwide Life Insurance Company	9
Nationwide Investment Services Corporation	9
Investing in the Contract	9
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	12
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	14
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Short-Term Trading Fees
Premium Taxes
Optional Contract Benefits, Charges , and Deductions	16
Optional Death Benefit
Guaranteed Minimum Income Benefit Options
Spousal Protection Annuity Option
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	20
Contract Ownership	20
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	21
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Examine and Cancel	25
Surrender (Redemption) Prior to Annuitization	26
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

3

Table of Contents (continued)	Page
Loan Privilege	27
Minimum and Maximum Loan Amounts
Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	28
Contract Owner Services	28
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	30
Annuitizing the Contract	30
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	32
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
Death Benefit Payment
Statements and Reports	34
Legal Proceedings	34
Table of Contents of Statement of Additional Information	38
Appendix A: Underlying Mutual Funds	39
Appendix B: Condensed Financial Information	45
Appendix C: Contract Types and Tax Information	69

4

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered) 7%1
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Loan Processing Fee	$251
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%2
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)5
Mortality and Expense Risk Charge	1.50%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver Option Total Variable Account Charges (including this option only)	0.15% 1.65%
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.95%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.80%
Spousal Protection Annuity Option6 Total Variable Account Charges (including this option only)	0.10% 1.60%
Beneficiary Protector Option
Total Variable Account Charges (including this option)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40% 1.90%
Capital Preservation Plus Option
Total Variable Account Charges (including this option)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50% 2.00%7

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The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Variable Account Charge (applicable to all contracts)	1.50%
Greater of One-Year or 5% Enhanced Death Benefit Option with Long Term Care/Nursing Home Waiver Option	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Spousal Protection Annuity Option	0.10%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.10%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2010 , charged by the underlying mutual funds that you may pay periodically during the life of the contract.  The table does not reflect short-term trading fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.59%	2.27%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
(1) 15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or Qualified Plans.
2 Nationwide assess es a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.
3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.
4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is 2.25%.
5 These charges apply only to Sub-Account allocations.  They do not apply to allocations made to the Fixed Account or the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.
6 The Spousal Protection Annuity Option is only available for contracts issued as Individual Retirement Annuities and Non-Qualified Contracts.
7 The Capital Preservation Plus Option may only be elected at the time of application.  Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

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Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.10%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 2.27%)	$ 1,159	$ 2,106	$ 3,038	$ 5,479	*	$ 1,681	$ 2,783	$ 5,479	$ 564	$ 1,681	$ 2,783	$ 5,479
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.59%)	$ 982	$ 1,600	$ 2,236	$ 4,077	*	$ 1,175	$ 1,981	$ 4,077	$ 387	$ 1,175	$ 1,981	$ 4,077

*The contracts sold under this prospectus do not permit annuitization during the first 2 Contract Years.

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant."

The contracts can be categorized as follows:

•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs; and
•	Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.

For more detailed information with regard to the differences in the contract types, please see "Appendix C: Contract Types and Tax Information" later in this prospectus.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing (see "Surrender (Redemption) Prior to Annuitization").  After the Annuitization Date, surrenders are not permitted (see "Surrender (Redemption) After Annuitization").

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
Tax Sheltered Annuity*	$10,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

Guaranteed Term Options. Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.

7

In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction s listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Charges and Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.50% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

An optional death benefit is available under the contract and must be elected at the time of application.   A n applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver Option.  If this option is elected, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account (see "Death Benefit Payment").

For contracts issued prior to May 1, 2003, 2 Guaranteed Minimum Income Benefit options were available at the time of application.  If the Contract Owner elected a Guaranteed Minimum Income Benefit option, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the Daily Net Assets of the Variable Account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

A Spousal Protection Annuity Option is available at the time of application for an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account (see "Spousal Protection Annuity Option").

A Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.  If the Contract Owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

The Capital Preservation Plus Option may only be elected at the time of application.  If the Contract Owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").   Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

8

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period , less withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value , less withdrawals from the contract and applicable federal and state income tax withholding.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").   Please refer to "Appendix B: Condensed Financial Information" for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained FREE OF CHARGE by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act").  In reliance on that exemption, Nationwide does not file periodic reports that would otherwise be required under the 1934 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a Variable Account that contains the underlying mutual funds listed in "Appendix A: Underlying Mutual Funds."  The Variable Account was established on May 22, 1997, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations.  Contract Owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the Variable Account are NOT publicly traded funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract Owners should read these prospectuses carefully before investing.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

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The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of the underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters the Variable Account.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken for any reason before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

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Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from the Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information. Contract Owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

For Contract Owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For Contract Owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide's General Account.  The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.  Nationwide reserves the right to refuse transfers into the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations that are entering a new guarantee period.  The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the Contract Owner's Fixed Account matures.  At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the Fixed Account allocation occurs.  If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

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Credited interest rates are annualized rates – the effective yield of interest over a 1 -year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than 12 months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.  The Contract Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the Fixed Account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for Contract Owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For Contract Owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the Fixed Account will be assessed a fee of 0.40%.  Consequently, any guaranteed interest rate of return for assets in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the Fixed Account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts.   These guarantees are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

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Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2010 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 61% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

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Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.50% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC, as described below.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.  For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's General Account, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:

(a)	15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or

(b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)	upon payment of a death benefit; or

(3)	from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account, or the Variable Account.

A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the Contract Value at the close of the day prior to the date of the withdrawal.

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The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Long Term Care Facility and Terminal Illness Benefit

The contract includes a Long-Term Care Facility and Terminal Illness benefit at no extra charge.  This benefit allows Contract Owners to withdraw value from their contract without incurring a CDSC, provided the following conditions are satisfied.

No CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waiver will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as Contract Owner acting as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A: Underlying Mutual Funds" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as dollar cost averaging, asset rebalancing, and systematic withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments; or

•	surrenders of Accumulation Units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

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Optional Contract Benefits, Charges , and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Optional Death Benefit

Greater of One-Year or 5% Enhanced Death Benefit Option

I f an applicant elects the Greater of One-Year or 5% Enhanced Death Benefit Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

Under this option, if the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant's 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date of the partial surrender.

For more information about the standard and optional death benefit, please see the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the Contract Owner could have purchased 1 of 2 Guaranteed Minimum Income Benefit options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the Daily Net Assets of the Variable Account, depending on which option was chosen.  Nationwide may realize a profit from the charges assessed for these options.

Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Spousal Protection Annuity Option

For an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account, an applicant for an IRA or a Non-Qualified Contract may elect the Spousal Protection Annuity Option.  If an applicant wishes to elect this option, the contract must meet the following requirements:

(1)
one or both of the spouses must be named as the Contract Owner.  For contracts issued as Individual Retirement Annuities, only the person for whom the Individual Retirement Annuity is established may be named as the sole Contract Owner;

(2)	both spouses must be named as Co-Annuitants and both must be age 85 or younger at the time the contract is issued;

(3)	no other person may be named as Contract Owner, joint owner, contingent owner, Annuitant, Co-Annuitant or primary beneficiary; and

(4)
if both spouses are alive upon annuitization, the Contract Owner(s) must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend.  For contracts issued as Individual Retirement Annuities, the person to receive annuity payments at the time of annuitization must be the Contract Owner.

Election of the Spousal Protection Annuity Option permits the following:

If one Annuitant dies prior to annuitization of the contract, the surviving spouse may continue the contract as the sole Contract Owner.  If the surviving spouse chooses to continue the contract, he or she may name a new beneficiary but may not name another Co-Annuitant.

If the death benefit is higher than the Contract Value at the time of the death of any Annuitant, the Contract Value will be adjusted to equal the death benefit amount.

If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Option to cover a subsequent spouse.

Nationwide may realize a profit from the charge assessed for this option.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, the Contract Owner may purchase a Beneficiary Protector Option.  Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.  Nationwide may realize a profit from the charge assessed for this option.

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The Beneficiary Protector Option provides that upon the death of the Annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the Annuitant.  Upon the death of the Annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner and subject to any mandatory distribution rules.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a =	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b =	purchase payments, proportionately adjusted for withdrawals; and

c =	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date and the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:

a =	Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b =	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;

c =	purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d =	any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:

(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the contract anniversary to the contract;

(b)	the benefit will terminate and will no longer be in effect; and

(c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the Sub-Accounts of the Variable Account, the Fixed Account, and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").   Effective May 1, 2011, the only CPP program period available is the 10-year CPP program period; CPP program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current CPP program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between 2 investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the Fixed Account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to Contract Owner instructions.

If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the

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Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these 2 general components.  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the Contract Value would be available to be allocated among underlying funds or the Fixed Account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the Fixed Account.  This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may only be elected at the time of application.

Conditions Associated with the Capital Preservation Plus Option

A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•
If, while the Capital Preservation Plus Option is elected, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Fixed Account and/or the available underlying mutual funds.  The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.

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Nationwide makes only certain underlying mutual funds available when a Contract Owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

The Fixed Account and only the following underlying mutual funds are available when the Capital Preservation Plus Option is elected:

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

Dreyfus
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class 2
•	VIP Mid Cap Portfolio: Service Class 2

Invesco
•	Invesco Van Kampen V.I. Capital Growth Fund : Series II
•	Invesco Van Kampen V.I. Comstock Fund : Series II

MFS® Variable Insurance Trust
•	MFS Value Series: Service Class

Nationwide Variable Insurance Trust
•	NVIT Government Bond Fund: Class II
•	NVIT Investor Destinations Funds
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Money Market Fund: Class I
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Nationwide Fund: Class II

Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class

Oppenheimer Variable Account Funds
•	Oppenheimer Global Strategic Income Fund/VA: Service Shares
•	Oppenheimer Main Street Fund® /VA: Service Shares

In addition to those listed above, the following underlying mutual fund is available for contracts issued before May 1, 2009:

The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II

In addition to those listed above, the following underlying mutual funds are available for contracts issued before May 1, 2008:

Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares

Invesco
•	Invesco V.I. Capital Appreciation Fund: Series II

Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

In addition to those listed above, the following underlying mutual funds are available for contracts issued before May 1, 2006:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class II

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class 2

MFS® Variable Insurance Trust
•	MFS Mid Cap Growth Series: Service Class

In addition to those listed above, the following underlying mutual funds are available for contracts issued before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Large Cap Growth Portfolio: Class B

Federated Insurance Series
•	Federated Capital Appreciation Fund II: Service Shares

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives Sub-Account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to Contract Owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the Contract Owner takes a surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from the Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

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Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the Fixed Account and the Variable Account, and among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the Contract Owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the Contract Owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under this option are considered, for purposes of other benefits under this contract. earnings, not purchase payments.  If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates, and allocation percentages in effect at that point in time.  If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves 2 steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.90% until the credit is applied.  Once the credit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.50%.  Thus, the Beneficiary Protector Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.90% will have a lower unit value than Sub-Account X with charges of 1.50% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Contract Ownership

The Contract Owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office.  Once recorded, the change will be effective as of the date the request was signed.  However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded. No change will be effective unless and until it is received and recorded at Nationwide's home office.

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The Contract Owner may also request a change in the Annuitant, contingent Annuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Contract Owner; and

•	received at Nationwide's home office before the Annuitization Date.

Nationwide must review and approve any change requests.  If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract Owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both Contract Owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.

The Contract Owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the Contract Owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner and/or contingent Annuitant.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The Contract Owner may change the beneficiary or contingent beneficiary during the Annuitant's lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not effect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
Tax Sheltered Annuity*	$10,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states .

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

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Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase.  The application and all necessary information must be complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following valuation date.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account, and/or Guaranteed Term Options as instructed by the Contract Owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value and then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract Owners can change allocations or make exchanges among the Sub-Accounts, Fixed Account, or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

(1)	the value of amounts allocated to the Sub-Accounts of the Variable Account;

(2)	amounts allocated to the Fixed Account; and

(3)	amounts allocated to a Guaranteed Term Option.

If part or all of the Contract Value is surrendered, or charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each of the Sub-Accounts, and amounts from the Fixed Account and Guaranteed Term Options based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period);

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period;

(c)
is a factor representing the daily Variable Account charges, which may include charges for contract options chosen by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.50% to 3.10% of the Daily Net Assets of the Variable Account, depending on which contract features the Contract Owner chose.

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Based on the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining the Fixed Account Value

Nationwide determines the value of the Fixed Account by:

(1)	adding all amounts allocated to the Fixed Account, minus any amounts previously transferred or withdrawn;

(2)	adding any interest earned on the amounts allocated; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract Owners may request to have Fixed Account allocations transferred to the Variable Account or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such Fixed Account allocations to be transferred to the Variable Account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the Fixed Account allocation reaching the end of an interest rate guarantee period.  Transfers of the Fixed Account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account to the Variable Account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

If there is Contract Value allocated to the Fixed Account at the time the Capital Preservation Plus Option is elected, the Fixed Account interest rate guarantee period will end and that Contract Value may be transferred according to the terms of the option elected.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the Fixed Account to the Variable Account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the Fixed Account that is maturing.

For new purchase payments allocated to the Fixed Account, or transfers to the Fixed Account from the Variable Account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the Fixed Account and amounts transferred to the Fixed Account must remain on deposit.

Transfers to the Fixed Account

Contract Owners may request to have Variable Account allocations transferred to the Fixed Account at any time.  Normally, Nationwide will not restrict transfers from the Variable Account to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account.  Except as noted below, the transfer limit will not be less than 10% of the combined value of the Variable Account and the amount allocated to the Guaranteed Term Options for any 12 month period.  Nationwide also reserves the right to refuse transfers to the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested.  Nationwide also reserves the right to refuse transfers into the Fixed Account if the new money interest rate that Nationwide is crediting to Fixed Account allocations is equal to the minimum interest rate required by applicable state law.  Generally, Nationwide will invoke these rights when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

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Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as 1 transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or 1 underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as 1 transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

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Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisors via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisors will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).

In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less withdrawals from the contract and any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less withdrawals from the contract and any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

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Surrender (Redemption) Prior to Annuitization

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Nationwide may be required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to 6 months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax (see "Federal Income Taxes" in "Appendix C: Contract Types and Tax Information").

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The Contract Owner may take the CDSC from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the Contract Owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the Fixed Account and interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:

(A)
 Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the Contract Owner reaches age 59½, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

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(C)
  Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract Owners of Tax Sheltered Annuities can take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Loan Processing Fee

Nationwide charges a $25 loan processing fee at the time each new loan is processed.  This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the Sub-Accounts, Fixed Account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral Fixed Account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.  If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

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Loan Interest

The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in 5 years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.

Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every 3 months or on another frequency if permitted by Nationwide.  If the last day of the 3 month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

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Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.   Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.   With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.   Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts :

•	NVIT - NVIT Government Bond Fund: Class II

•	NVIT - NVIT Money Market Fund: Class I

The following underlying mutual fund is only available for Dollar Cost Averaging in contracts for which good order applications were received before May 1, 2008:

•	Federated Insurance Series – Federated Quality Bond Fund II: Service Shares

to any other Sub-Account(s) .  Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.   Transfers from the Fixed Account must be equal to or less than 1/30 th of the Fixed Account value at the time the program is requested.  Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.   When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging."

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging.  Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.  Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account.  Each enhanced rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including the enhanced rate Fixed Account, for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through Systematic Withdrawals.  If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege, and a given percentage of the Contract Value that is based on the Contract Owner's age.  This translates into CDSC-free Systematic Withdrawals equal to the greatest of:

(1)	15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal;

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(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the Contract Value based on the Contract Owner's age, as shown in the table that follows:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract Value and Contract Owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office.  For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the 15% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten- day free look period (see "Right to Examine and Cancel").

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in "Appendix C: Contract Types and Tax Information)."

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.

Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the "Appendix A: Underlying Mutual Funds."

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

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The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one underlying mutual fund to another.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges may only be made on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

Guaranteed Minimum Income Benefit ("GMIB") options are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

What is a GMIB?

A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are 2 options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the Contract Owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:

(a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the Annuitant's 86th birthday;

(b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as reductions to the Contract Value caused by surrenders.  For example, a surrender which reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:

(1)	the application of additional purchase payments;

(2)	surrenders; or

(3)	transfers from the Variable Account,

then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.

If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of the Variable Account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest Contract Value on any contract anniversary occurring

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prior to the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.  Prior to the first contract anniversary, the Guaranteed Annuitization Value will be equal to the amount of purchase payments paid, less an adjustment for amounts surrendered.

When May the Guaranteed Annuitization Value be Used?

The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30 -day period following any contract anniversary:

(1)	after the contract has been in effect for seven years; AND

(2)	the Annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization Value?

The Contract Owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**
The GMIB is irrevocable and will remain for as long as the contract remains in force.

Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦ A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦ Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦ The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.

♦ Please take advantage of the guidance of a qualified financial advisor in evaluating the GMIB options, and all other aspects of the contract.

♦ GMIB may not be approved in all state jurisdictions.

Annuity Payment Options

Contract Owners must elect an annuity payment option before the Annuitization Date.  If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

The annuity payment options are:

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only 1 annuity payment.  The Annuitant will only receive 2 annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under Life Annuity, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only 1 annuity payment. No death benefit payment will be paid.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant's death.

Not all of the annuity payment options may be available in all states.  Contract Owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner – Non-Qualified Contracts

If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner.  If no joint owner is named, the contingent owner becomes the Contract Owner.  If no contingent owner is named, the last surviving Contract Owner's estate becomes the Contract Owner.

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If the Contract Owner and Annuitant are the same, and the Contract Owner/Annuitant dies before the Annuitization Date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in "Appendix C: Contract Types and Tax Information."

Death of Annuitant – Non-Qualified Contracts

If the Annuitant who is not a Contract Owner dies before the Annuitization Date, a death benefit is payable to the beneficiary unless a contingent Annuitant is named.  If a contingent Annuitant is named, the contingent Annuitant becomes the Annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant's death.

If no beneficiaries survive the Annuitant, the contingent beneficiary(ies) receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a Contract Owner who is also the Annuitant dies before the Annuitization Date, a death benefit is payable according to the "Death of Annuitant – Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a Contract Owner/Annuitant dies before the Annuitization Date.

If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract Owners may elect the optional death benefit (if the death benefit option is approved in that state) at the time of application.  If no election is made at the time of application, the death benefit will be the One-Year Step Up Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the Annuitant's death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.  After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account or GTO will remain invested and will not be allocated to the available money market Sub-Account.

If a Contract Owner who is also the Annuitant dies, and the beneficiary is the Contract Owner/ Annuitant's spouse who is:

(a)	eligible to continue the contract; and

(b)	entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the Contract Value adjusted to include the difference between the death benefit (if greater than the Contract Value) and the Contract Value at the time of the Contract Owner/Annuitant's death.

One-Year Step Up Death Benefit (Standard Death Benefit)

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit Option

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments , less an adjustment for amounts surrendered;

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(3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant's 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the Contract Value was reduced on the date(s) of partial surrender(s).

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.

A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by calling 1-866-223-0303 or by writing to the address on page 1 of this prospectus.  Nationwide will reinstitute individual delivery within 30 days afer receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigations matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for

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information relating to, among other things, compensation, the allocation of compensation, revenue sharing and bidding arrangements, market-timing, anticompetitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board. If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 10, 2011, the plaintiff filed a Notice of Dismissal. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. On April 2, 2010, NRS and NLIC filed an answer. On June 4, 2010, the plaintiffs filed a motion for class certification. On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification. On October 17, 2010, Twanna Brown filed a motion to intervene in this case. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown's motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown's motion to stay. On February 28, 2011, the Court entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification. On March 3, 2011, ASEA and PEBCO filed a cross claim against NLIC and NRS seeking indemnification. On March 9, 2011, the Court severed the cross claim. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on Behalf of All Others Similarly Situated v. National Education Association, NEA Member

35

Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et al. The plaintiffs seek to represent a class of all current or former NEA members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated ERISA by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On May 23, 2008, the Court granted the defendants' motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case and entered judgment. The plaintiffs did not file a writ of certiorari with the US Supreme Court. NLIC intends to continue to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On March 2, 2011, the Company filed its brief in the 2nd Circuit Court of Appeals. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company . The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc. The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of " All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the

36

expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS. The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS. The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($18,586, 380 ), prejudgment interest, loss of investment income from ING due to Nationwide's assessment of the market value adjustment, and an accounting. On March 8, 2007 the Company filed a motion to remove this case from state court to federal court in Missouri. On March 20, 2007 the State filed a motion to remand to state court and to stay court order. On April 3, 2007 the case was remanded to state court. On June 25, 2007 the Companies filed an Answer. On October 16, 2009, the plaintiff filed a partial motion for summary judgment. On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies. On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted Nationwide's motion for summary judgment and dismissed the case. On March 8, 2011, the Missouri Court of Appeals reversed the granting of Nationwide's motion for summary judgment and directed the trial court to enter judgment in favor of the State and against Nationwide in the amount of $18,586, 380 , plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. The Companies intend to defend this case vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 08241
Securities Act of 1933 Registration File No. 333-53023

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Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:

STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees").

FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.  Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

39

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Invesco - Invesco V.I. Capital Appreciation Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

40

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

41

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

42

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation  possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

43

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: STTF

44

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.50%) and contracts with all optional benefits available on December 31, 2010 (the maximum Variable Account charge of 3.10%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                        1-800-848-6331, TDD 1-800-238-3035
writing:                        Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                  www.nationwide.com

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	9.536779	10.596111	11.11%	31,475	2010
	8.044944	9.536779	18.54%	44,984	2009
	13.772184	8.044944	-41.59%	51,360	2008
	13.334939	13.772184	3.28%	59,835	2007
	11.572034	13.334939	15.23%	68,645	2006
	11.231549	11.572034	3.03%	80,239	2005
	10.252084	11.231549	9.55%	94,372	2004
	7.873907	10.252084	30.20%	107,677	2003
	10.000000	7.873907	-21.26%	11,018	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	10.061218	10.884728	8.18%	19,366	2010
	7.450031	10.061218	35.05%	26,660	2009
	12.568622	7.450031	-40.73%	25,938	2008
	11.231930	12.568622	11.90%	34,568	2007
	11.476095	11.231930	-2.13%	44,744	2006
	10.144570	11.476095	13.13%	75,855	2005
	9.505781	10.144570	6.72%	61,371	2004
	7.822552	9.505781	21.52%	64,077	2003
	10.000000	7.822552	-21.77%	9,006	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.124597	17.612263	24.69%	28,836	2010
	10.051813	14.124597	40.52%	39,378	2009
	15.882881	10.051813	-36.71%	46,049	2008
	15.883464	15.882881	0.00%	52,978	2007
	14.119468	15.883464	12.49%	62,448	2006
	13.442445	14.119468	5.04%	69,835	2005
	11.460998	13.442445	17.29%	94,052	2004
	8.258342	11.460998	38.78%	84,935	2003
	10.000000	8.258342	-17.42%	17,126	2002*

45

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.101716	12.530438	3.54%	25,407	2010
	11.147327	12.101716	8.56%	25,907	2009
	11.499777	11.147327	-3.06%	23,350	2008
	10.663455	11.499777	7.84%	18,074	2007
	10.656245	10.663455	0.07%	10,151	2006
	10.651623	10.656245	0.04%	11,468	2005
	10.219974	10.651623	4.22%	37,241	2004
	10.000000	10.219974	2.20%	4,292	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.020811	11.238714	12.15%	25,912	2010
	8.638095	10.020811	16.01%	32,813	2009
	13.436040	8.638095	-35.71%	45,326	2008
	13.701168	13.436040	-1.94%	56,906	2007
	11.907192	13.701168	15.07%	67,810	2006
	11.565554	11.907192	2.95%	133,425	2005
	10.430131	11.565554	10.89%	148,803	2004
	8.196339	10.430131	27.25%	142,728	2003
	10.000000	8.196339	-18.04%	15,728	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ	9.532671	10.755566	12.83%	3,664	2010
	7.252553	9.532671	31.44%	4,554	2009
	11.255729	7.252553	-35.57%	5,874	2008
	10.631287	11.255729	5.87%	6,805	2007
	9.905439	10.631287	7.33%	7,310	2006
	9.729702	9.905439	1.81%	7,855	2005
	9.324080	9.729702	4.35%	7,125	2004
	7.527479	9.324080	23.87%	5,501	2003
	10.000000	7.527479	-24.73%	1,594	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.576901	11.985754	13.32%	19,746	2010
	8.785127	10.576901	20.40%	36,134	2009
	12.691135	8.785127	-30.78%	39,199	2008
	12.059159	12.691135	5.24%	50,705	2007
	10.534824	12.059159	14.47%	66,345	2006
	10.271827	10.534824	2.56%	64,862	2005
	9.950953	10.271827	3.22%	67,200	2004
	8.360985	9.950953	19.02%	68,385	2003
	10.000000	8.360985	-16.39%	6,247	2002*

46

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.987686	11.117667	11.31%	4,269	2010
	8.952206	9.987686	11.57%	3,715	2009
	12.922437	8.952206	-30.72%	4,861	2008
	11.966540	12.922437	7.99%	7,255	2007
	10.492356	11.966540	14.05%	8,974	2006
	10.474120	10.492356	0.17%	11,027	2005
	9.927767	10.474120	5.50%	13,604	2004
	8.136153	9.927767	22.02%	14,776	2003
	10.000000	8.136153	-18.64%	3,134	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	15.237131	17.167327	12.67%	26,596	2010
	10.145179	15.237131	50.19%	67,906	2009
	13.936527	10.145179	-27.20%	92,367	2008
	13.713098	13.936527	1.63%	65,443	2007
	12.590817	13.713098	8.91%	68,897	2006
	12.498140	12.590817	0.74%	72,845	2005
	11.518160	12.498140	8.51%	95,399	2004
	9.601107	11.518160	19.97%	143,924	2003
	10.000000	9.601107	-3.99%	22,413	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	12.700328	13.545933	6.66%	80,574	2010
	10.730806	12.700328	18.35%	105,532	2009
	11.784270	10.730806	-8.94%	148,065	2008
	11.379766	11.784270	3.55%	164,864	2007
	11.116837	11.379766	2.37%	204,002	2006
	11.175360	11.116837	-0.52%	246,172	2005
	10.980997	11.175360	1.77%	267,848	2004
	10.674330	10.980997	2.87%	295,545	2003
	10.000000	10.674330	6.74%	103,583	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.138083	11.475775	13.19%	148,952	2010
	7.924372	10.138083	27.94%	179,263	2009
	14.068249	7.924372	-43.67%	225,363	2008
	14.104191	14.068249	-0.25%	277,495	2007
	11.939023	14.104191	18.14%	318,702	2006
	11.480785	11.939023	3.99%	355,862	2005
	10.478495	11.480785	9.57%	379,230	2004
	8.181219	10.478495	28.08%	378,634	2003
	10.000000	8.181219	-18.19%	103,682	2002*

47

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.781929	10.714446	22.01%	65,242	2010
	6.967261	8.781929	26.05%	73,755	2009
	13.424502	6.967261	-48.10%	80,506	2008
	10.761115	13.424502	24.75%	89,756	2007
	10.250830	10.761115	4.98%	113,788	2006
	9.863726	10.250830	3.92%	128,441	2005
	9.710724	9.863726	1.58%	156,717	2004
	7.438044	9.710724	30.55%	147,848	2003
	10.000000	7.438044	-25.62%	46,247	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.155638	21.726684	26.64%	60,218	2010
	12.462671	17.155638	37.66%	84,034	2009
	20.950635	12.462671	-40.51%	113,183	2008
	18.442618	20.950635	13.60%	146,982	2007
	16.656755	18.442618	10.72%	167,428	2006
	14.328237	16.656755	16.25%	176,684	2005
	11.669146	14.328237	22.79%	172,620	2004
	8.568929	11.669146	36.18%	141,041	2003
	10.000000	8.568929	-14.31%	28,213	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	13.033920	14.485199	11.13%	46,599	2010
	10.485279	13.033920	24.31%	77,239	2009
	18.990937	10.485279	-44.79%	92,375	2008
	16.471611	18.990937	15.29%	103,644	2007
	14.193450	16.471611	16.05%	122,489	2006
	12.134679	14.193450	16.97%	129,891	2005
	10.871575	12.134679	11.62%	131,450	2004
	7.718273	10.871575	40.86%	125,825	2003
	10.000000	7.718273	-22.82%	18,909	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	11.563427	14.390031	24.44%	21,228	2010
	7.470149	11.563427	54.80%	26,666	2009
	15.568771	7.470149	-52.02%	35,725	2008
	14.991446	15.568771	3.85%	43,551	2007
	13.118986	14.991446	14.27%	49,443	2006
	13.002652	13.118986	0.89%	51,986	2005
	11.595844	13.002652	12.13%	63,975	2004
	7.480890	11.595844	55.01%	50,547	2003
	10.000000	7.480890	-25.19%	9,372	2002*

48

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.731681	9.908585	13.48%	16,514	2010
	7.343252	8.731681	18.91%	14,701	2009
	12.994210	7.343252	-43.49%	15,178	2008
	11.807776	12.994210	10.05%	19,397	2007
	11.302400	11.807776	4.47%	22,264	2006
	10.567506	11.302400	6.95%	22,749	2005
	10.089480	10.567506	4.74%	29,552	2004
	7.929075	10.089480	27.25%	34,386	2003
	10.000000	7.929075	-20.71%	3,297	2002*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.788169	12.589403	16.70%	5,933	2010
	7.713524	10.788169	39.86%	7,949	2009
	14.811811	7.713524	-47.92%	9,178	2008
	13.603656	14.811811	8.88%	9,742	2007
	11.879131	13.603656	14.52%	4,407	2006
	11.036820	11.879131	7.63%	4,072	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	9.918034	10.672905	7.61%	10,307	2010
	7.867531	9.918034	26.06%	12,121	2009
	11.463355	7.867531	-31.37%	23,136	2008
	10.788857	11.463355	6.25%	27,415	2007
	10.000000	10.788857	7.89%	36,624	2006*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II - Q/NQ	9.626899	11.337915	17.77%	17,839	2010
	5.900329	9.626899	63.16%	26,303	2009
	11.772279	5.900329	-49.88%	34,184	2008
	10.247039	11.772279	14.88%	35,039	2007
	10.136607	10.247039	1.09%	37,346	2006
	9.560304	10.136607	6.03%	38,633	2005
	9.089863	9.560304	5.18%	41,539	2004
	7.264250	9.089863	25.13%	41,715	2003
	10.000000	7.264250	-27.36%	17,863	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ	10.811157	12.320542	13.96%	112,434	2010
	8.547631	10.811157	26.48%	149,535	2009
	13.517502	8.547631	-36.77%	178,075	2008
	14.051649	13.517502	-3.80%	221,601	2007
	12.292691	14.051649	14.31%	238,642	2006
	11.986734	12.292691	2.55%	249,423	2005
	10.363180	11.986734	15.67%	256,478	2004
	8.045373	10.363180	28.81%	239,800	2003
	10.000000	8.045373	-19.55%	79,811	2002*

49

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	7.857835	10.000508	27.27%	25,557	2010
	5.647770	7.857835	39.13%	34,718	2009
	11.845597	5.647770	-52.32%	45,699	2008
	10.982579	11.845597	7.86%	58,208	2007
	10.899047	10.982579	0.77%	66,660	2006
	10.757186	10.899047	1.32%	66,577	2005
	9.548089	10.757186	12.66%	88,415	2004
	7.095730	9.548089	34.56%	102,629	2003
	10.000000	7.095730	-29.04%	33,029	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.377226	15.234432	33.90%	8,676	2010
	7.089570	11.377226	60.48%	12,642	2009
	11.900970	7.089570	-40.43%	12,565	2008
	11.817235	11.900970	0.71%	14,297	2007
	10.623119	11.817235	11.24%	21,879	2006
	10.267815	10.623119	3.46%	28,916	2005
	9.814754	10.267815	4.62%	38,365	2004
	7.467590	9.814754	31.43%	39,015	2003
	10.000000	7.467590	-25.32%	6,036	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.180267	13.343369	9.55%	46,002	2010
	10.098507	12.180267	20.61%	57,238	2009
	15.243699	10.098507	-33.75%	58,561	2008
	14.384752	15.243699	5.97%	62,868	2007
	12.118222	14.384752	18.70%	60,541	2006
	11.554980	12.118222	4.87%	58,289	2005
	10.216309	11.554980	13.10%	56,470	2004
	8.316953	10.216309	22.84%	55,242	2003
	10.000000	8.316953	-16.83%	21,048	2002*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.735263	7.35%	2,809	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.999600	10.370178	3.71%	27,323	2010
	8.958025	9.999600	11.63%	26,494	2009
	10.505182	8.958025	-14.73%	32,085	2008
	10.180267	10.505182	3.19%	41,045	2007
	9.918119	10.180267	2.64%	37,367	2006
	9.925486	9.918119	-0.07%	33,529	2005
	9.998725	9.925486	-0.73%	56,753	2004
	10.000000	9.998725	-0.01%	6,476	2003*

50

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.997385	11.778758	17.82%	8,192	2010
	8.268264	9.997385	20.91%	8,570	2009
	13.868982	8.268264	-40.38%	21,035	2008
	14.009236	13.868982	-1.00%	25,366	2007
	13.512331	14.009236	3.68%	29,452	2006
	13.331239	13.512331	1.36%	42,177	2005
	12.097415	13.331239	10.20%	50,567	2004
	9.820202	12.097415	23.19%	46,046	2003
	10.000000	9.820202	-1.80%	4,932	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.873942	13.158950	21.01%	0	2010
	8.399779	10.873942	29.46%	260	2009
	14.082459	8.399779	-40.35%	416	2008
	13.286513	14.082459	5.99%	1,897	2007
	11.862757	13.286513	12.00%	0	2006
	11.270076	11.862757	5.26%	0	2005
	10.000000	11.270076	12.70%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.425615	13.849007	11.46%	80,437	2010
	10.000000	12.425615	24.26%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.924306	9.646129	21.73%	0	2010
	6.116244	7.924306	29.56%	0	2009
	10.000000	6.116244	-38.84%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.507651	11.051586	5.18%	10,255	2010
	9.823684	10.507651	6.96%	9,582	2009
	10.000000	9.823684	-1.76%	194	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.683842	22.469397	14.15%	11,892	2010
	12.253178	19.683842	60.64%	16,075	2009
	29.523513	12.253178	-58.50%	18,897	2008
	20.608665	29.523513	43.26%	22,582	2007
	15.320839	20.608665	34.51%	17,428	2006
	11.739471	15.320839	30.51%	10,258	2005
	10.000000	11.739471	17.39%	3,700	2004*

51

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.647073	13.020937	2.96%	174,703	2010
	12.535147	12.647073	0.89%	223,291	2009
	11.839860	12.535147	5.87%	259,260	2008
	11.243925	11.839860	5.30%	271,500	2007
	11.082319	11.243925	1.46%	284,668	2006
	10.921833	11.082319	1.47%	354,997	2005
	10.763977	10.921833	1.47%	392,647	2004
	10.737803	10.763977	0.24%	502,531	2003
	10.000000	10.737803	7.38%	233,061	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.931917	13.472382	12.91%	53,858	2010
	9.522873	11.931917	25.30%	24,988	2009
	15.308184	9.522873	-37.79%	43,748	2008
	14.668581	15.308184	4.36%	25,555	2007
	12.741978	14.668581	15.12%	42,665	2006
	11.984875	12.741978	6.32%	25,424	2005
	10.670649	11.984875	12.32%	72,009	2004
	8.215054	10.670649	29.89%	68,174	2003
	10.000000	8.215054	-17.85%	32,913	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.928224	12.441672	4.30%	86,955	2010
	11.101361	11.928224	7.45%	142,148	2009
	11.992742	11.101361	-7.43%	152,486	2008
	11.554601	11.992742	3.79%	187,776	2007
	11.049006	11.554601	4.58%	229,016	2006
	10.857746	11.049006	1.76%	239,630	2005
	10.533052	10.857746	3.08%	268,515	2004
	9.909899	10.533052	6.29%	277,581	2003
	10.000000	9.909899	-0.90%	70,756	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.091079	13.209596	9.25%	207,026	2010
	10.303566	12.091079	17.35%	307,046	2009
	13.619819	10.303566	-24.35%	402,228	2008
	13.087664	13.619819	4.07%	593,736	2007
	11.931793	13.087664	9.69%	594,974	2006
	11.498473	11.931793	3.77%	693,155	2005
	10.657265	11.498473	7.89%	778,340	2004
	9.012363	10.657265	18.25%	725,544	2003
	10.000000	9.012363	-9.88%	206,887	2002*

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.154289	13.508611	11.14%	152,023	2010
	9.919721	12.154289	22.53%	259,172	2009
	14.678830	9.919721	-32.42%	289,248	2008
	14.040065	14.678830	4.55%	374,221	2007
	12.443859	14.040065	12.83%	376,790	2006
	11.798411	12.443859	5.47%	374,108	2005
	10.685816	11.798411	10.41%	458,275	2004
	8.566085	10.685816	24.75%	396,256	2003
	10.000000	8.566085	-14.34%	177,512	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.163228	13.001188	6.89%	158,140	2010
	10.778891	12.163228	12.84%	198,286	2009
	12.880912	10.778891	-16.32%	245,197	2008
	12.354247	12.880912	4.26%	269,431	2007
	11.567555	12.354247	6.80%	297,966	2006
	11.239043	11.567555	2.92%	416,400	2005
	10.647898	11.239043	5.55%	515,963	2004
	9.507569	10.647898	11.99%	516,547	2003
	10.000000	9.507569	-4.92%	147,104	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.596067	11.422145	-1.50%	168,055	2010
	11.767718	11.596067	-1.46%	202,767	2009
	11.706507	11.767718	0.52%	214,124	2008
	11.342165	11.706507	3.21%	166,696	2007
	11.015384	11.342165	2.97%	267,963	2006
	10.892063	11.015384	1.13%	234,396	2005
	10.968931	10.892063	-0.70%	520,256	2004
	11.066732	10.968931	-0.88%	662,052	2003
	11.100780	11.066732	-0.31%	909,013	2002
	10.878760	11.100780	2.04%	574,816	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.306279	15.583700	8.93%	23,916	2010
	11.677180	14.306279	22.51%	34,401	2009
	14.333485	11.677180	-18.53%	45,264	2008
	13.909639	14.333485	3.05%	54,832	2007
	13.469205	13.909639	3.27%	67,564	2006
	13.382009	13.469205	0.65%	51,791	2005
	12.752538	13.382009	4.94%	137,242	2004
	11.547565	12.752538	10.43%	142,847	2003
	10.935239	11.547565	5.60%	78,722	2002
	10.656316	10.935239	2.62%	46,179	2001

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.366189	10.808190	4.26%	14,165	2010
	8.127209	10.366189	27.55%	22,254	2009
	15.408976	8.127209	-47.26%	23,778	2008
	15.233886	15.408976	1.15%	28,401	2007
	12.634324	15.233886	20.58%	27,083	2006
	11.472337	12.634324	10.13%	15,801	2005
	10.000000	11.472337	14.72%	4,015	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.054001	9.163741	13.78%	19,477	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.022668	9.116094	13.63%	16,111	2010
	6.296627	8.022668	27.41%	20,465	2009
	10.000000	6.296627	-37.03%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.887411	8.759418	11.06%	50,541	2010
	6.284757	7.887411	25.50%	61,601	2009
	10.000000	6.284757	-37.15%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	8.099943	9.981506	23.23%	8,524	2010
	6.465540	8.099943	25.28%	18,423	2009
	12.277891	6.465540	-47.34%	19,907	2008
	11.384324	12.277891	7.85%	20,259	2007
	11.222205	11.384324	1.44%	24,055	2006
	10.574593	11.222205	6.12%	64,122	2005
	9.486396	10.574593	11.47%	67,331	2004
	7.183813	9.486396	32.05%	64,557	2003
	10.000000	7.183813	-28.16%	9,627	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	11.132680	13.868958	24.58%	22,837	2010
	8.979980	11.132680	23.97%	33,886	2009
	13.466777	8.979980	-33.32%	42,152	2008
	14.738477	13.466777	-8.63%	57,154	2007
	12.777718	14.738477	15.35%	68,100	2006
	12.620719	12.777718	1.24%	79,168	2005
	10.951502	12.620719	15.24%	87,597	2004
	7.106598	10.951502	54.10%	77,263	2003
	10.000000	7.106598	-28.93%	8,708	2002*

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.420228	15.290077	23.11%	35,482	2010
	9.379899	12.420228	32.41%	47,880	2009
	15.448028	9.379899	-39.28%	51,310	2008
	15.392955	15.448028	0.36%	62,335	2007
	13.983395	15.392955	10.08%	79,170	2006
	12.674022	13.983395	10.33%	82,220	2005
	10.832244	12.674022	17.00%	91,746	2004
	7.820823	10.832244	38.51%	92,366	2003
	10.000000	7.820823	-21.79%	16,470	2002*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.717453	10.837494	11.53%	12,362	2010
	7.857361	9.717453	23.67%	13,706	2009
	13.662313	7.857361	-42.49%	16,601	2008
	12.856668	13.662313	6.27%	18,469	2007
	11.509505	12.856668	11.70%	23,436	2006
	10.915815	11.509505	5.44%	32,115	2005
	10.117454	10.915815	7.89%	54,679	2004
	8.072743	10.117454	25.33%	54,768	2003
	10.000000	8.072743	-19.27%	27,261	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.203521	9.237175	28.23%	45,964	2010
	5.589702	7.203521	28.87%	70,198	2009
	10.000000	5.589702	-44.10%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.907173	13.796473	6.89%	199,826	2010
	10.000000	12.907173	29.07%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.492103	21.124693	14.24%	35,755	2010
	13.438879	18.492103	37.60%	45,395	2009
	22.813666	13.438879	-41.09%	57,881	2008
	21.782493	22.813666	4.73%	63,883	2007
	18.789648	21.782493	15.93%	74,463	2006
	16.682960	18.789648	12.63%	90,485	2005
	14.209351	16.682960	17.41%	132,405	2004
	10.000000	14.209351	42.09%	105,563	2003*

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.878631	15.817320	13.97%	33,080	2010
	10.110893	13.878631	37.26%	40,951	2009
	17.203425	10.110893	-41.23%	51,111	2008
	16.465548	17.203425	4.48%	57,999	2007
	14.242554	16.465548	15.61%	64,268	2006
	12.676481	14.242554	12.35%	86,558	2005
	10.825747	12.676481	17.10%	96,835	2004
	7.693100	10.825747	40.72%	108,002	2003
	10.000000	7.693100	-23.07%	50,265	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	14.312846	16.180873	13.05%	48,552	2010
	12.271770	14.312846	16.63%	62,630	2009
	14.569023	12.271770	-15.77%	79,759	2008
	13.502304	14.569023	7.90%	94,771	2007
	12.782701	13.502304	5.63%	96,380	2006
	12.662897	12.782701	0.95%	66,402	2005
	11.855797	12.662897	6.81%	68,912	2004
	10.273465	11.855797	15.40%	73,457	2003
	10.000000	10.273465	2.73%	9,594	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.914278	11.311147	14.09%	63,396	2010
	7.863850	9.914278	26.07%	67,328	2009
	13.008420	7.863850	-39.55%	82,875	2008
	12.681136	13.008420	2.58%	118,510	2007
	11.218100	12.681136	13.04%	135,454	2006
	10.770154	11.218100	4.16%	146,543	2005
	10.017952	10.770154	7.51%	194,183	2004
	8.043815	10.017952	24.54%	187,335	2003
	10.000000	8.043815	-19.56%	54,541	2002*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.530386	5.30%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.662845	11.223266	5.26%	4,063	2010
	9.896836	10.662845	7.74%	4,507	2009
	11.220751	9.896836	-11.80%	9,490	2008
	10.827538	11.220751	3.63%	20,066	2007
	10.614013	10.827538	2.01%	14,172	2006
	10.367358	10.614013	2.38%	4,579	2005
	10.113318	10.367358	2.51%	6,467	2004
	10.000000	10.113318	1.13%	2,279	2003*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.932078	34.289540	27.32%	717	2010

57

Maximum Optional Benefits Elected (Total 3.10%)
(Variable account charges of 3.10% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	9.139132	9.989488	9.30%	0	2010
	7.836850	9.139132	16.62%	0	2009
	13.638181	7.836850	-42.54%	0	2008
	13.424419	13.638181	1.59%	0	2007
	11.841430	13.424419	13.37%	0	2006
	11.682195	11.841430	1.36%	0	2005
	10.839449	11.682195	7.77%	0	2004
	10.000000	10.839449	8.39%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	10.041085	10.686641	6.43%	0	2010
	7.557828	10.041085	32.86%	0	2009
	12.961664	7.557828	-41.69%	0	2008
	11.775445	12.961664	10.07%	0	2007
	12.229648	11.775445	-3.71%	0	2006
	10.988543	12.229648	11.29%	0	2005
	10.466609	10.988543	4.99%	0	2004
	10.000000	10.466609	4.67%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.679027	15.553291	22.67%	0	2010
	9.172093	12.679027	38.23%	0	2009
	14.732845	9.172093	-37.74%	0	2008
	14.978035	14.732845	-1.64%	0	2007
	13.533782	14.978035	10.67%	0	2006
	13.096893	13.533782	3.34%	0	2005
	11.350679	13.096893	15.38%	0	2004
	10.000000	11.350679	13.51%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.849207	11.051133	1.86%	0	2010
	10.158609	10.849207	6.80%	0	2009
	10.652839	10.158609	-4.64%	0	2008
	10.042117	10.652839	6.08%	0	2007
	10.200573	10.042117	-1.55%	0	2006
	10.364042	10.200573	-1.58%	0	2005
	10.108243	10.364042	2.53%	0	2004
	10.000000	10.108243	1.08%	0	2003*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.574263	10.563664	10.33%	0	2010
	8.389494	9.574263	14.12%	0	2009
	13.265357	8.389494	-36.76%	0	2008
	13.751781	13.265357	-3.54%	0	2007
	12.147885	13.751781	13.20%	0	2006
	11.993565	12.147885	1.29%	0	2005
	10.994633	11.993565	9.09%	0	2004
	10.000000	10.994633	9.95%	0	2003*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ	10.000590	11.100411	11.00%	0	2010
	7.734151	10.000590	29.30%	0	2009
	12.201835	7.734151	-36.61%	0	2008
	11.716242	12.201835	4.14%	0	2007
	11.096070	11.716242	5.59%	0	2006
	11.078652	11.096070	0.16%	0	2005
	10.792074	11.078652	2.66%	0	2004
	10.000000	10.792074	7.92%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.334128	11.520625	11.48%	0	2010
	8.725189	10.334128	18.44%	0	2009
	12.813039	8.725189	-31.90%	0	2008
	12.377148	12.813039	3.52%	0	2007
	10.990605	12.377148	12.62%	0	2006
	10.892648	10.990605	0.90%	0	2005
	10.726583	10.892648	1.55%	0	2004
	10.000000	10.726583	7.27%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.899573	10.840756	9.51%	0	2010
	9.019782	9.899573	9.75%	0	2009
	13.235443	9.019782	-31.85%	0	2008
	12.459858	13.235443	6.22%	0	2007
	11.104733	12.459858	12.20%	0	2006
	11.267945	11.104733	-1.45%	0	2005
	10.856494	11.267945	3.79%	0	2004
	10.000000	10.856494	8.56%	0	2003*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.509263	13.865077	10.84%	0	2010
	8.466262	12.509263	47.75%	0	2009
	11.822457	8.466262	-28.39%	0	2008
	11.826034	11.822457	-0.03%	0	2007
	11.036929	11.826034	7.15%	0	2006
	11.136105	11.036929	-0.89%	0	2005
	10.432342	11.136105	6.75%	0	2004
	10.000000	10.432342	4.32%	0	2003*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.410247	10.923076	4.93%	0	2010
	8.941000	10.410247	16.43%	0	2009
	9.980901	8.941000	-10.42%	0	2008
	9.798282	9.980901	1.86%	0	2007
	9.729494	9.798282	0.71%	0	2006
	9.941778	9.729494	-2.14%	0	2005
	9.930179	9.941778	0.12%	0	2004
	10.000000	9.930179	-0.70%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.730702	10.835905	11.36%	0	2010
	7.731582	9.730702	25.86%	0	2009
	13.953422	7.731582	-44.59%	0	2008
	14.221361	13.953422	-1.88%	0	2007
	12.236335	14.221361	16.22%	0	2006
	11.960357	12.236335	2.31%	0	2005
	11.096389	11.960357	7.79%	0	2004
	10.000000	11.096389	10.96%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.853283	10.626263	20.03%	0	2010
	7.139848	8.853283	24.00%	0	2009
	13.985040	7.139848	-48.95%	0	2008
	11.396450	13.985040	22.71%	0	2007
	11.034836	11.396450	3.28%	0	2006
	10.792895	11.034836	2.24%	0	2005
	10.800946	10.792895	-0.07%	0	2004
	10.000000	10.800946	8.01%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.120491	18.838653	24.59%	0	2010
	11.165531	15.120491	35.42%	0	2009
	19.080789	11.165531	-41.48%	0	2008
	17.075460	19.080789	11.74%	0	2007
	15.675931	17.075460	8.93%	0	2006
	13.706375	15.675931	14.37%	0	2005
	11.346867	13.706375	20.79%	0	2004
	10.000000	11.346867	13.47%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.287939	13.434630	9.33%	0	2010
	10.048467	12.287939	22.29%	0	2009
	18.501163	10.048467	-45.69%	0	2008
	16.313182	18.501163	13.41%	0	2007
	14.288357	16.313182	14.17%	0	2006
	12.416824	14.288357	15.07%	0	2005
	11.307956	12.416824	9.81%	0	2004
	10.000000	11.307956	13.08%	0	2003*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	9.954562	12.186952	22.43%	0	2010
	6.537002	9.954562	52.28%	0	2009
	13.849932	6.537002	-52.80%	0	2008
	13.557765	13.849932	2.15%	0	2007
	12.059702	13.557765	12.42%	0	2006
	12.149515	12.059702	-0.74%	0	2005
	11.013872	12.149515	10.31%	0	2004
	10.000000	11.013872	10.14%	0	2003*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.488862	9.476718	11.64%	0	2010
	7.256886	8.488862	16.98%	0	2009
	13.054050	7.256886	-44.41%	0	2008
	12.059090	13.054050	8.25%	0	2007
	11.733074	12.059090	2.78%	0	2006
	11.150732	11.733074	5.22%	0	2005
	10.822107	11.150732	3.04%	0	2004
	10.000000	10.822107	8.22%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	9.832445	11.287932	14.80%	0	2010
	7.146246	9.832445	37.59%	0	2009
	13.949868	7.146246	-48.77%	0	2008
	13.024742	13.949868	7.10%	0	2007
	11.560896	13.024742	12.66%	0	2006
	10.917935	11.560896	5.89%	0	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	9.338132	9.885736	5.86%	0	2010
	7.529853	9.338132	24.01%	0	2009
	11.152908	7.529853	-32.49%	0	2008
	10.670932	11.152908	4.52%	0	2007
	10.000000	10.670932	6.71%	0	2006*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II - Q/NQ	10.203176	11.821653	15.86%	0	2010
	6.356714	10.203176	60.51%	0	2009
	12.893083	6.356714	-50.70%	0	2008
	11.408901	12.893083	13.01%	0	2007
	11.471829	11.408901	-0.55%	0	2006
	10.997673	11.471829	4.31%	0	2005
	10.629113	10.997673	3.47%	0	2004
	10.000000	10.629113	6.29%	0	2003*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ	10.302502	11.550354	12.11%	0	2010
	8.279964	10.302502	24.43%	0	2009
	13.311047	8.279964	-37.80%	0	2008
	14.066810	13.311047	-5.37%	0	2007
	12.508529	14.066810	12.46%	0	2006
	12.397970	12.508529	0.89%	0	2005
	10.895591	12.397970	13.79%	0	2004
	10.000000	10.895591	8.96%	0	2003*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	8.016487	10.036905	25.20%	0	2010
	5.856922	8.016487	36.87%	0	2009
	12.487881	5.856922	-53.10%	0	2008
	11.770278	12.487881	6.10%	0	2007
	11.873192	11.770278	-0.87%	0	2006
	11.911568	11.873192	-0.32%	0	2005
	10.747313	11.911568	10.83%	0	2004
	10.000000	10.747313	7.47%	0	2003*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.089021	14.607720	31.73%	0	2010
	7.024059	11.089021	57.87%	0	2009
	11.986316	7.024059	-41.40%	0	2008
	12.099672	11.986316	-0.94%	0	2007
	11.056196	12.099672	9.44%	0	2006
	10.862279	11.056196	1.79%	0	2005
	10.554457	10.862279	2.92%	0	2004
	10.000000	10.554457	5.54%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.971726	12.902062	7.77%	0	2010
	10.089491	11.971726	18.66%	0	2009
	15.482176	10.089491	-34.83%	0	2008
	14.852309	15.482176	4.24%	0	2007
	12.718044	14.852309	16.78%	0	2006
	12.326531	12.718044	3.18%	0	2005
	11.078335	12.326531	11.27%	0	2004
	10.000000	11.078335	10.78%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.619427	6.19%	0	2010*

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.965097	9.146323	2.02%	0	2010
	8.163826	8.965097	9.81%	0	2009
	9.731969	8.163826	-16.11%	0	2008
	9.587526	9.731969	1.51%	0	2007
	9.494437	9.587526	0.98%	0	2006
	9.657941	9.494437	-1.69%	0	2005
	9.889863	9.657941	-2.35%	0	2004
	10.000000	9.889863	-1.10%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.210295	9.516336	15.91%	0	2010
	6.902429	8.210295	18.95%	0	2009
	11.769598	6.902429	-41.35%	0	2008
	12.086083	11.769598	-2.62%	0	2007
	11.849436	12.086083	2.00%	0	2006
	11.883043	11.849436	-0.28%	0	2005
	10.961226	11.883043	8.41%	0	2004
	10.000000	10.961226	9.61%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.910705	11.798721	19.05%	0	2010
	7.782150	9.910705	27.35%	0	2009
	13.263085	7.782150	-41.32%	0	2008
	12.721206	13.263085	4.26%	0	2007
	11.545002	12.721206	10.19%	0	2006
	11.148722	11.545002	3.55%	0	2005
	10.000000	11.148722	11.49%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.290622	13.476225	9.65%	0	2010
	10.000000	12.290622	22.91%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.710510	9.233612	19.75%	0	2010
	6.049522	7.710510	27.46%	0	2009
	10.000000	6.049522	-39.50%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.224799	10.579445	3.47%	0	2010
	9.717023	10.224799	5.23%	0	2009
	10.000000	9.717023	-2.83%	0	2008*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	17.940511	20.147216	12.30%	0	2010
	11.352281	17.940511	58.03%	0	2009
	27.806635	11.352281	-59.17%	0	2008
	19.732101	27.806635	40.92%	0	2007
	14.910641	19.732101	32.34%	0	2006
	11.613032	14.910641	28.40%	0	2005
	10.000000	11.613032	16.13%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	10.497322	10.632101	1.28%	0	2010
	10.576176	10.497322	-0.75%	0	2009
	10.154418	10.576176	4.15%	0	2008
	9.803364	10.154418	3.58%	0	2007
	9.821547	9.803364	-0.19%	0	2006
	9.838693	9.821547	-0.17%	0	2005
	9.856597	9.838693	-0.18%	0	2004
	10.000000	9.856597	-1.43%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.478151	11.638968	11.08%	0	2010
	8.500718	10.478151	23.26%	0	2009
	13.891276	8.500718	-38.81%	0	2008
	13.531881	13.891276	2.66%	0	2007
	11.948086	13.531881	13.26%	0	2006
	11.423122	11.948086	4.60%	0	2005
	10.338360	11.423122	10.49%	0	2004
	8.090483	10.338360	27.78%	0	2003*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.475264	10.748755	2.61%	0	2010
	9.910068	10.475264	5.70%	0	2009
	10.882609	9.910068	-8.94%	0	2008
	10.659091	10.882609	2.10%	0	2007
	10.360499	10.659091	2.88%	0	2006
	10.348796	10.360499	0.11%	0	2005
	10.205081	10.348796	1.41%	0	2004
	9.759835	10.205081	4.56%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.618140	11.412102	7.48%	0	2010
	9.197778	10.618140	15.44%	0	2009
	12.359156	9.197778	-25.58%	0	2008
	12.073416	12.359156	2.37%	0	2007
	11.188339	12.073416	7.91%	0	2006
	10.959515	11.188339	2.09%	0	2005
	10.325427	10.959515	6.14%	0	2004
	8.875804	10.325427	16.33%	0	2003*

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.673582	11.670396	9.34%	0	2010
	8.855068	10.673582	20.54%	0	2009
	13.320193	8.855068	-33.52%	0	2008
	12.952078	13.320193	2.84%	0	2007
	11.668537	12.952078	11.00%	0	2006
	11.245414	11.668537	3.76%	0	2005
	10.353079	11.245414	8.62%	0	2004
	8.436235	10.353079	22.72%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.681626	11.232153	5.15%	0	2010
	9.622194	10.681626	11.01%	0	2009
	11.688668	9.622194	-17.68%	0	2008
	11.396846	11.688668	2.56%	0	2007
	10.846801	11.396846	5.07%	0	2006
	10.712256	10.846801	1.26%	0	2005
	10.316361	10.712256	3.84%	0	2004
	9.363565	10.316361	10.18%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.142166	8.858774	-3.10%	0	2010
	9.430681	9.142166	-3.06%	0	2009
	9.536536	9.430681	-1.11%	0	2008
	9.393136	9.536536	1.53%	0	2007
	9.272721	9.393136	1.30%	0	2006
	9.319888	9.272721	-0.51%	0	2005
	9.540636	9.319888	-2.31%	0	2004
	9.784642	9.540636	-2.49%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.599326	12.429896	7.16%	0	2010
	9.623905	11.599326	20.53%	0	2009
	12.008279	9.623905	-19.86%	0	2008
	11.846605	12.008279	1.36%	0	2007
	11.660354	11.846605	1.60%	0	2006
	11.775628	11.660354	-0.98%	0	2005
	11.406987	11.775628	3.23%	0	2004
	10.499652	11.406987	8.64%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.447822	9.690812	2.57%	0	2010
	7.529576	9.447822	25.48%	0	2009
	14.512360	7.529576	-48.12%	0	2008
	14.585742	14.512360	-0.50%	0	2007
	12.295894	14.585742	18.62%	0	2006
	11.348831	12.295894	8.35%	0	2005
	10.000000	11.348831	13.49%	0	2004*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.836806	8.771935	11.93%	0	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.806312	8.726316	11.79%	0	2010
	6.227982	7.806312	25.34%	0	2009
	10.000000	6.227982	-37.72%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.674657	8.384833	9.25%	0	2010
	6.216221	7.674657	23.46%	0	2009
	10.000000	6.216221	-37.84%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	8.206162	9.948351	21.23%	0	2010
	6.658490	8.206162	23.24%	0	2009
	12.853805	6.658490	-48.20%	0	2008
	12.116206	12.853805	6.09%	0	2007
	12.140470	12.116206	-0.20%	0	2006
	11.628089	12.140470	4.41%	0	2005
	10.603676	11.628089	9.66%	0	2004
	10.000000	10.603676	6.04%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	10.582828	12.970055	22.56%	0	2010
	8.677452	10.582828	21.96%	0	2009
	13.228528	8.677452	-34.40%	0	2008
	14.718295	13.228528	-10.12%	0	2007
	12.970326	14.718295	13.48%	0	2006
	13.021818	12.970326	-0.40%	0	2005
	11.486057	13.021818	13.37%	0	2004
	10.000000	11.486057	14.86%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	11.448933	13.865704	21.11%	0	2010
	8.789153	11.448933	30.26%	0	2009
	14.714808	8.789153	-40.27%	0	2008
	14.905866	14.714808	-1.28%	0	2007
	13.763901	14.905866	8.30%	0	2006
	12.680352	13.763901	8.55%	0	2005
	11.016506	12.680352	15.10%	0	2004
	10.000000	11.016506	10.17%	0	2003*

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.387753	10.299877	9.72%	0	2010
	7.716140	9.387753	21.66%	0	2009
	13.638980	7.716140	-43.43%	0	2008
	13.047799	13.638980	4.53%	0	2007
	11.872920	13.047799	9.90%	0	2006
	11.445837	11.872920	3.73%	0	2005
	10.783827	11.445837	6.14%	0	2004
	10.000000	10.783827	7.84%	0	2003*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.008676	8.841618	26.15%	0	2010
	5.528438	7.008676	26.77%	0	2009
	10.000000	5.528438	-44.72%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.767002	13.425143	5.16%	0	2010
	10.000000	12.767002	27.67%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.579036	18.631982	12.38%	0	2010
	12.247555	16.579036	35.37%	0	2009
	21.135486	12.247555	-42.05%	0	2008
	20.515225	21.135486	3.02%	0	2007
	17.987807	20.515225	14.05%	0	2006
	16.233856	17.987807	10.80%	0	2005
	14.055012	16.233856	15.50%	0	2004
	10.000000	14.055012	40.55%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.236962	14.841230	12.12%	0	2010
	9.802683	13.236962	35.03%	0	2009
	16.955148	9.802683	-42.18%	0	2008
	16.497366	16.955148	2.77%	0	2007
	14.504999	16.497366	13.74%	0	2006
	13.122521	14.504999	10.54%	0	2005
	11.391594	13.122521	15.19%	0	2004
	10.000000	11.391594	13.92%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	11.274730	12.539309	11.22%	0	2010
	9.826420	11.274730	14.74%	0	2009
	11.858631	9.826420	-17.14%	0	2008
	11.172786	11.858631	6.14%	0	2007
	10.751493	11.172786	3.92%	0	2006
	10.826128	10.751493	-0.69%	0	2005
	10.303444	10.826128	5.07%	0	2004
	10.000000	10.303444	3.03%	0	2003*

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.713745	10.902529	12.24%	0	2010
	7.832055	9.713745	24.03%	0	2009
	13.170326	7.832055	-40.53%	0	2008
	13.052133	13.170326	0.91%	0	2007
	11.736354	13.052133	11.21%	0	2006
	11.453175	11.736354	2.47%	0	2005
	10.829125	11.453175	5.76%	0	2004
	10.000000	10.829125	8.29%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.416671	4.17%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.564967	9.904191	3.55%	0	2010
	9.024374	9.564967	5.99%	0	2009
	10.400580	9.024374	-13.23%	0	2008
	10.202694	10.400580	1.94%	0	2007
	10.166164	10.202694	0.36%	0	2006
	10.093416	10.166164	0.72%	0	2005
	10.008669	10.093416	0.85%	0	2004
	10.000000	10.008669	0.09%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	24.546850	30.745624	25.25%	0	2010

68

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code") .  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contracts

A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Charitable Remainder Trusts

Charitable remainder trusts are trusts that meet the requirements of Section 664 of the Code.  Non-qualified contracts that are issued to charitable remainder trusts will differ from other non-qualified contracts in three respects:

(1)	Waiver of sales charges . In addition to any sales load waivers included in the contract, charitable remainder trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a charitable remainder trust, the charitable remainder trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a charitable remainder trust, the death benefit is payable to the charitable remainder trust.  Any designation in conflict with the charitable remainder trust's right to the death benefit will be void.

While these provisions are intended to facilitate a charitable remainder trust's ownership of this contract, the rules governing charitable remainder trusts are numerous and complex.  A charitable remainder trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract.  An annuity that has a charitable remainder trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a charitable remainder trust.

Investment Only (Qualified Plans)

Contracts that are owned by qualified plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a qualified plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of qualified plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description, and other documents for the tax and other consequences of being a participant in a qualified plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities, and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

69

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an individual retirement plan or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that

70

indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.   Purchasers and prospective purchasers should consult a financial consultant, tax advisor , or legal counsel to discuss the taxation and use of the contracts.

IRAs

Distributions from IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the 5 -year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

•	it is attributable to the contract owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5 -year rule generally is satisfied if the distribution is not made within the 5 year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

71

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the adnnuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as 1 annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner's death;

•	the result of a contract owner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non-qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Code.  Therefore, income earned under a non-

72

qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under Section 72(q)(2) of the Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law.  Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.  To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in Section 457(e)(1)(A) or individual retirement plans ; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

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Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift, and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a)	an individual who is 2 or more generations younger than the contract owner; or

(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon

74

the contract owner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs, and Tax Sheltered Annuities after the death of the annuitant, or that are made from non-qualified contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0 .

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death.  For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death.  If there is more than 1 beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0 .

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within 1 year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

75

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the 5 th year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.   All information is subject to change without notice.   You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities and qualified plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, qualified plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.

76

The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to these and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

77

choicevenuesaipart1.htm
STATEMENT OF ADDITIONAL INFORMATION

May 1, 2011

Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its  Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2011 . The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $ 148.7 billion as of December 31, 2010 .

Services

Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of contract issued to each Contract Owner and records with respect to the Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the Daily Net Assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

1

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account - 9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2010 , 2009 , and 2008 , no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific 7 -day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than 1 year, the performance information for that Sub-Account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account charges possible under the contract and the CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature, or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc., or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Condensed Financial Information
The following charts represent the Accumulation Unit value for all classes of Accumulation Units for all asset fees for contracts issued as of December 31, 2010 .  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	9.536779	10.596111	11.11%	31,475	2010
	8.044944	9.536779	18.54%	44,984	2009
	13.772184	8.044944	-41.59%	51,360	2008
	13.334939	13.772184	3.28%	59,835	2007
	11.572034	13.334939	15.23%	68,645	2006
	11.231549	11.572034	3.03%	80,239	2005
	10.252084	11.231549	9.55%	94,372	2004
	7.873907	10.252084	30.20%	107,677	2003
	10.000000	7.873907	-21.26%	11,018	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	10.061218	10.884728	8.18%	19,366	2010
	7.450031	10.061218	35.05%	26,660	2009
	12.568622	7.450031	-40.73%	25,938	2008
	11.231930	12.568622	11.90%	34,568	2007
	11.476095	11.231930	-2.13%	44,744	2006
	10.144570	11.476095	13.13%	75,855	2005
	9.505781	10.144570	6.72%	61,371	2004
	7.822552	9.505781	21.52%	64,077	2003
	10.000000	7.822552	-21.77%	9,006	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.124597	17.612263	24.69%	28,836	2010
	10.051813	14.124597	40.52%	39,378	2009
	15.882881	10.051813	-36.71%	46,049	2008
	15.883464	15.882881	0.00%	52,978	2007
	14.119468	15.883464	12.49%	62,448	2006
	13.442445	14.119468	5.04%	69,835	2005
	11.460998	13.442445	17.29%	94,052	2004
	8.258342	11.460998	38.78%	84,935	2003
	10.000000	8.258342	-17.42%	17,126	2002*

3

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.101716	12.530438	3.54%	25,407	2010
	11.147327	12.101716	8.56%	25,907	2009
	11.499777	11.147327	-3.06%	23,350	2008
	10.663455	11.499777	7.84%	18,074	2007
	10.656245	10.663455	0.07%	10,151	2006
	10.651623	10.656245	0.04%	11,468	2005
	10.219974	10.651623	4.22%	37,241	2004
	10.000000	10.219974	2.20%	4,292	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.020811	11.238714	12.15%	25,912	2010
	8.638095	10.020811	16.01%	32,813	2009
	13.436040	8.638095	-35.71%	45,326	2008
	13.701168	13.436040	-1.94%	56,906	2007
	11.907192	13.701168	15.07%	67,810	2006
	11.565554	11.907192	2.95%	133,425	2005
	10.430131	11.565554	10.89%	148,803	2004
	8.196339	10.430131	27.25%	142,728	2003
	10.000000	8.196339	-18.04%	15,728	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ	9.532671	10.755566	12.83%	3,664	2010
	7.252553	9.532671	31.44%	4,554	2009
	11.255729	7.252553	-35.57%	5,874	2008
	10.631287	11.255729	5.87%	6,805	2007
	9.905439	10.631287	7.33%	7,310	2006
	9.729702	9.905439	1.81%	7,855	2005
	9.324080	9.729702	4.35%	7,125	2004
	7.527479	9.324080	23.87%	5,501	2003
	10.000000	7.527479	-24.73%	1,594	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.576901	11.985754	13.32%	19,746	2010
	8.785127	10.576901	20.40%	36,134	2009
	12.691135	8.785127	-30.78%	39,199	2008
	12.059159	12.691135	5.24%	50,705	2007
	10.534824	12.059159	14.47%	66,345	2006
	10.271827	10.534824	2.56%	64,862	2005
	9.950953	10.271827	3.22%	67,200	2004
	8.360985	9.950953	19.02%	68,385	2003
	10.000000	8.360985	-16.39%	6,247	2002*

4

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.987686	11.117667	11.31%	4,269	2010
	8.952206	9.987686	11.57%	3,715	2009
	12.922437	8.952206	-30.72%	4,861	2008
	11.966540	12.922437	7.99%	7,255	2007
	10.492356	11.966540	14.05%	8,974	2006
	10.474120	10.492356	0.17%	11,027	2005
	9.927767	10.474120	5.50%	13,604	2004
	8.136153	9.927767	22.02%	14,776	2003
	10.000000	8.136153	-18.64%	3,134	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	15.237131	17.167327	12.67%	26,596	2010
	10.145179	15.237131	50.19%	67,906	2009
	13.936527	10.145179	-27.20%	92,367	2008
	13.713098	13.936527	1.63%	65,443	2007
	12.590817	13.713098	8.91%	68,897	2006
	12.498140	12.590817	0.74%	72,845	2005
	11.518160	12.498140	8.51%	95,399	2004
	9.601107	11.518160	19.97%	143,924	2003
	10.000000	9.601107	-3.99%	22,413	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	12.700328	13.545933	6.66%	80,574	2010
	10.730806	12.700328	18.35%	105,532	2009
	11.784270	10.730806	-8.94%	148,065	2008
	11.379766	11.784270	3.55%	164,864	2007
	11.116837	11.379766	2.37%	204,002	2006
	11.175360	11.116837	-0.52%	246,172	2005
	10.980997	11.175360	1.77%	267,848	2004
	10.674330	10.980997	2.87%	295,545	2003
	10.000000	10.674330	6.74%	103,583	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.138083	11.475775	13.19%	148,952	2010
	7.924372	10.138083	27.94%	179,263	2009
	14.068249	7.924372	-43.67%	225,363	2008
	14.104191	14.068249	-0.25%	277,495	2007
	11.939023	14.104191	18.14%	318,702	2006
	11.480785	11.939023	3.99%	355,862	2005
	10.478495	11.480785	9.57%	379,230	2004
	8.181219	10.478495	28.08%	378,634	2003
	10.000000	8.181219	-18.19%	103,682	2002*

5

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.781929	10.714446	22.01%	65,242	2010
	6.967261	8.781929	26.05%	73,755	2009
	13.424502	6.967261	-48.10%	80,506	2008
	10.761115	13.424502	24.75%	89,756	2007
	10.250830	10.761115	4.98%	113,788	2006
	9.863726	10.250830	3.92%	128,441	2005
	9.710724	9.863726	1.58%	156,717	2004
	7.438044	9.710724	30.55%	147,848	2003
	10.000000	7.438044	-25.62%	46,247	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.155638	21.726684	26.64%	60,218	2010
	12.462671	17.155638	37.66%	84,034	2009
	20.950635	12.462671	-40.51%	113,183	2008
	18.442618	20.950635	13.60%	146,982	2007
	16.656755	18.442618	10.72%	167,428	2006
	14.328237	16.656755	16.25%	176,684	2005
	11.669146	14.328237	22.79%	172,620	2004
	8.568929	11.669146	36.18%	141,041	2003
	10.000000	8.568929	-14.31%	28,213	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	13.033920	14.485199	11.13%	46,599	2010
	10.485279	13.033920	24.31%	77,239	2009
	18.990937	10.485279	-44.79%	92,375	2008
	16.471611	18.990937	15.29%	103,644	2007
	14.193450	16.471611	16.05%	122,489	2006
	12.134679	14.193450	16.97%	129,891	2005
	10.871575	12.134679	11.62%	131,450	2004
	7.718273	10.871575	40.86%	125,825	2003
	10.000000	7.718273	-22.82%	18,909	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	11.563427	14.390031	24.44%	21,228	2010
	7.470149	11.563427	54.80%	26,666	2009
	15.568771	7.470149	-52.02%	35,725	2008
	14.991446	15.568771	3.85%	43,551	2007
	13.118986	14.991446	14.27%	49,443	2006
	13.002652	13.118986	0.89%	51,986	2005
	11.595844	13.002652	12.13%	63,975	2004
	7.480890	11.595844	55.01%	50,547	2003
	10.000000	7.480890	-25.19%	9,372	2002*

6

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.731681	9.908585	13.48%	16,514	2010
	7.343252	8.731681	18.91%	14,701	2009
	12.994210	7.343252	-43.49%	15,178	2008
	11.807776	12.994210	10.05%	19,397	2007
	11.302400	11.807776	4.47%	22,264	2006
	10.567506	11.302400	6.95%	22,749	2005
	10.089480	10.567506	4.74%	29,552	2004
	7.929075	10.089480	27.25%	34,386	2003
	10.000000	7.929075	-20.71%	3,297	2002*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.788169	12.589403	16.70%	5,933	2010
	7.713524	10.788169	39.86%	7,949	2009
	14.811811	7.713524	-47.92%	9,178	2008
	13.603656	14.811811	8.88%	9,742	2007
	11.879131	13.603656	14.52%	4,407	2006
	11.036820	11.879131	7.63%	4,072	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	9.918034	10.672905	7.61%	10,307	2010
	7.867531	9.918034	26.06%	12,121	2009
	11.463355	7.867531	-31.37%	23,136	2008
	10.788857	11.463355	6.25%	27,415	2007
	10.000000	10.788857	7.89%	36,624	2006*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II - Q/NQ	9.626899	11.337915	17.77%	17,839	2010
	5.900329	9.626899	63.16%	26,303	2009
	11.772279	5.900329	-49.88%	34,184	2008
	10.247039	11.772279	14.88%	35,039	2007
	10.136607	10.247039	1.09%	37,346	2006
	9.560304	10.136607	6.03%	38,633	2005
	9.089863	9.560304	5.18%	41,539	2004
	7.264250	9.089863	25.13%	41,715	2003
	10.000000	7.264250	-27.36%	17,863	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ	10.811157	12.320542	13.96%	112,434	2010
	8.547631	10.811157	26.48%	149,535	2009
	13.517502	8.547631	-36.77%	178,075	2008
	14.051649	13.517502	-3.80%	221,601	2007
	12.292691	14.051649	14.31%	238,642	2006
	11.986734	12.292691	2.55%	249,423	2005
	10.363180	11.986734	15.67%	256,478	2004
	8.045373	10.363180	28.81%	239,800	2003
	10.000000	8.045373	-19.55%	79,811	2002*

7

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	7.857835	10.000508	27.27%	25,557	2010
	5.647770	7.857835	39.13%	34,718	2009
	11.845597	5.647770	-52.32%	45,699	2008
	10.982579	11.845597	7.86%	58,208	2007
	10.899047	10.982579	0.77%	66,660	2006
	10.757186	10.899047	1.32%	66,577	2005
	9.548089	10.757186	12.66%	88,415	2004
	7.095730	9.548089	34.56%	102,629	2003
	10.000000	7.095730	-29.04%	33,029	2002*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.377226	15.234432	33.90%	8,676	2010
	7.089570	11.377226	60.48%	12,642	2009
	11.900970	7.089570	-40.43%	12,565	2008
	11.817235	11.900970	0.71%	14,297	2007
	10.623119	11.817235	11.24%	21,879	2006
	10.267815	10.623119	3.46%	28,916	2005
	9.814754	10.267815	4.62%	38,365	2004
	7.467590	9.814754	31.43%	39,015	2003
	10.000000	7.467590	-25.32%	6,036	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.180267	13.343369	9.55%	46,002	2010
	10.098507	12.180267	20.61%	57,238	2009
	15.243699	10.098507	-33.75%	58,561	2008
	14.384752	15.243699	5.97%	62,868	2007
	12.118222	14.384752	18.70%	60,541	2006
	11.554980	12.118222	4.87%	58,289	2005
	10.216309	11.554980	13.10%	56,470	2004
	8.316953	10.216309	22.84%	55,242	2003
	10.000000	8.316953	-16.83%	21,048	2002*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.735263	7.35%	2,809	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.999600	10.370178	3.71%	27,323	2010
	8.958025	9.999600	11.63%	26,494	2009
	10.505182	8.958025	-14.73%	32,085	2008
	10.180267	10.505182	3.19%	41,045	2007
	9.918119	10.180267	2.64%	37,367	2006
	9.925486	9.918119	-0.07%	33,529	2005
	9.998725	9.925486	-0.73%	56,753	2004
	10.000000	9.998725	-0.01%	6,476	2003*

8

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.997385	11.778758	17.82%	8,192	2010
	8.268264	9.997385	20.91%	8,570	2009
	13.868982	8.268264	-40.38%	21,035	2008
	14.009236	13.868982	-1.00%	25,366	2007
	13.512331	14.009236	3.68%	29,452	2006
	13.331239	13.512331	1.36%	42,177	2005
	12.097415	13.331239	10.20%	50,567	2004
	9.820202	12.097415	23.19%	46,046	2003
	10.000000	9.820202	-1.80%	4,932	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.873942	13.158950	21.01%	0	2010
	8.399779	10.873942	29.46%	260	2009
	14.082459	8.399779	-40.35%	416	2008
	13.286513	14.082459	5.99%	1,897	2007
	11.862757	13.286513	12.00%	0	2006
	11.270076	11.862757	5.26%	0	2005
	10.000000	11.270076	12.70%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.425615	13.849007	11.46%	80,437	2010
	10.000000	12.425615	24.26%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.924306	9.646129	21.73%	0	2010
	6.116244	7.924306	29.56%	0	2009
	10.000000	6.116244	-38.84%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.507651	11.051586	5.18%	10,255	2010
	9.823684	10.507651	6.96%	9,582	2009
	10.000000	9.823684	-1.76%	194	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.683842	22.469397	14.15%	11,892	2010
	12.253178	19.683842	60.64%	16,075	2009
	29.523513	12.253178	-58.50%	18,897	2008
	20.608665	29.523513	43.26%	22,582	2007
	15.320839	20.608665	34.51%	17,428	2006
	11.739471	15.320839	30.51%	10,258	2005
	10.000000	11.739471	17.39%	3,700	2004*

9

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.647073	13.020937	2.96%	174,703	2010
	12.535147	12.647073	0.89%	223,291	2009
	11.839860	12.535147	5.87%	259,260	2008
	11.243925	11.839860	5.30%	271,500	2007
	11.082319	11.243925	1.46%	284,668	2006
	10.921833	11.082319	1.47%	354,997	2005
	10.763977	10.921833	1.47%	392,647	2004
	10.737803	10.763977	0.24%	502,531	2003
	10.000000	10.737803	7.38%	233,061	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.931917	13.472382	12.91%	53,858	2010
	9.522873	11.931917	25.30%	24,988	2009
	15.308184	9.522873	-37.79%	43,748	2008
	14.668581	15.308184	4.36%	25,555	2007
	12.741978	14.668581	15.12%	42,665	2006
	11.984875	12.741978	6.32%	25,424	2005
	10.670649	11.984875	12.32%	72,009	2004
	8.215054	10.670649	29.89%	68,174	2003
	10.000000	8.215054	-17.85%	32,913	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.928224	12.441672	4.30%	86,955	2010
	11.101361	11.928224	7.45%	142,148	2009
	11.992742	11.101361	-7.43%	152,486	2008
	11.554601	11.992742	3.79%	187,776	2007
	11.049006	11.554601	4.58%	229,016	2006
	10.857746	11.049006	1.76%	239,630	2005
	10.533052	10.857746	3.08%	268,515	2004
	9.909899	10.533052	6.29%	277,581	2003
	10.000000	9.909899	-0.90%	70,756	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.091079	13.209596	9.25%	207,026	2010
	10.303566	12.091079	17.35%	307,046	2009
	13.619819	10.303566	-24.35%	402,228	2008
	13.087664	13.619819	4.07%	593,736	2007
	11.931793	13.087664	9.69%	594,974	2006
	11.498473	11.931793	3.77%	693,155	2005
	10.657265	11.498473	7.89%	778,340	2004
	9.012363	10.657265	18.25%	725,544	2003
	10.000000	9.012363	-9.88%	206,887	2002*

10

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.154289	13.508611	11.14%	152,023	2010
	9.919721	12.154289	22.53%	259,172	2009
	14.678830	9.919721	-32.42%	289,248	2008
	14.040065	14.678830	4.55%	374,221	2007
	12.443859	14.040065	12.83%	376,790	2006
	11.798411	12.443859	5.47%	374,108	2005
	10.685816	11.798411	10.41%	458,275	2004
	8.566085	10.685816	24.75%	396,256	2003
	10.000000	8.566085	-14.34%	177,512	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.163228	13.001188	6.89%	158,140	2010
	10.778891	12.163228	12.84%	198,286	2009
	12.880912	10.778891	-16.32%	245,197	2008
	12.354247	12.880912	4.26%	269,431	2007
	11.567555	12.354247	6.80%	297,966	2006
	11.239043	11.567555	2.92%	416,400	2005
	10.647898	11.239043	5.55%	515,963	2004
	9.507569	10.647898	11.99%	516,547	2003
	10.000000	9.507569	-4.92%	147,104	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.596067	11.422145	-1.50%	168,055	2010
	11.767718	11.596067	-1.46%	202,767	2009
	11.706507	11.767718	0.52%	214,124	2008
	11.342165	11.706507	3.21%	166,696	2007
	11.015384	11.342165	2.97%	267,963	2006
	10.892063	11.015384	1.13%	234,396	2005
	10.968931	10.892063	-0.70%	520,256	2004
	11.066732	10.968931	-0.88%	662,052	2003
	11.100780	11.066732	-0.31%	909,013	2002
	10.878760	11.100780	2.04%	574,816	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.306279	15.583700	8.93%	23,916	2010
	11.677180	14.306279	22.51%	34,401	2009
	14.333485	11.677180	-18.53%	45,264	2008
	13.909639	14.333485	3.05%	54,832	2007
	13.469205	13.909639	3.27%	67,564	2006
	13.382009	13.469205	0.65%	51,791	2005
	12.752538	13.382009	4.94%	137,242	2004
	11.547565	12.752538	10.43%	142,847	2003
	10.935239	11.547565	5.60%	78,722	2002
	10.656316	10.935239	2.62%	46,179	2001

11

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.366189	10.808190	4.26%	14,165	2010
	8.127209	10.366189	27.55%	22,254	2009
	15.408976	8.127209	-47.26%	23,778	2008
	15.233886	15.408976	1.15%	28,401	2007
	12.634324	15.233886	20.58%	27,083	2006
	11.472337	12.634324	10.13%	15,801	2005
	10.000000	11.472337	14.72%	4,015	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.054001	9.163741	13.78%	19,477	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.022668	9.116094	13.63%	16,111	2010
	6.296627	8.022668	27.41%	20,465	2009
	10.000000	6.296627	-37.03%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.887411	8.759418	11.06%	50,541	2010
	6.284757	7.887411	25.50%	61,601	2009
	10.000000	6.284757	-37.15%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	8.099943	9.981506	23.23%	8,524	2010
	6.465540	8.099943	25.28%	18,423	2009
	12.277891	6.465540	-47.34%	19,907	2008
	11.384324	12.277891	7.85%	20,259	2007
	11.222205	11.384324	1.44%	24,055	2006
	10.574593	11.222205	6.12%	64,122	2005
	9.486396	10.574593	11.47%	67,331	2004
	7.183813	9.486396	32.05%	64,557	2003
	10.000000	7.183813	-28.16%	9,627	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	11.132680	13.868958	24.58%	22,837	2010
	8.979980	11.132680	23.97%	33,886	2009
	13.466777	8.979980	-33.32%	42,152	2008
	14.738477	13.466777	-8.63%	57,154	2007
	12.777718	14.738477	15.35%	68,100	2006
	12.620719	12.777718	1.24%	79,168	2005
	10.951502	12.620719	15.24%	87,597	2004
	7.106598	10.951502	54.10%	77,263	2003
	10.000000	7.106598	-28.93%	8,708	2002*

12

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.420228	15.290077	23.11%	35,482	2010
	9.379899	12.420228	32.41%	47,880	2009
	15.448028	9.379899	-39.28%	51,310	2008
	15.392955	15.448028	0.36%	62,335	2007
	13.983395	15.392955	10.08%	79,170	2006
	12.674022	13.983395	10.33%	82,220	2005
	10.832244	12.674022	17.00%	91,746	2004
	7.820823	10.832244	38.51%	92,366	2003
	10.000000	7.820823	-21.79%	16,470	2002*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.717453	10.837494	11.53%	12,362	2010
	7.857361	9.717453	23.67%	13,706	2009
	13.662313	7.857361	-42.49%	16,601	2008
	12.856668	13.662313	6.27%	18,469	2007
	11.509505	12.856668	11.70%	23,436	2006
	10.915815	11.509505	5.44%	32,115	2005
	10.117454	10.915815	7.89%	54,679	2004
	8.072743	10.117454	25.33%	54,768	2003
	10.000000	8.072743	-19.27%	27,261	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.203521	9.237175	28.23%	45,964	2010
	5.589702	7.203521	28.87%	70,198	2009
	10.000000	5.589702	-44.10%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.907173	13.796473	6.89%	199,826	2010
	10.000000	12.907173	29.07%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.492103	21.124693	14.24%	35,755	2010
	13.438879	18.492103	37.60%	45,395	2009
	22.813666	13.438879	-41.09%	57,881	2008
	21.782493	22.813666	4.73%	63,883	2007
	18.789648	21.782493	15.93%	74,463	2006
	16.682960	18.789648	12.63%	90,485	2005
	14.209351	16.682960	17.41%	132,405	2004
	10.000000	14.209351	42.09%	105,563	2003*

13

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.878631	15.817320	13.97%	33,080	2010
	10.110893	13.878631	37.26%	40,951	2009
	17.203425	10.110893	-41.23%	51,111	2008
	16.465548	17.203425	4.48%	57,999	2007
	14.242554	16.465548	15.61%	64,268	2006
	12.676481	14.242554	12.35%	86,558	2005
	10.825747	12.676481	17.10%	96,835	2004
	7.693100	10.825747	40.72%	108,002	2003
	10.000000	7.693100	-23.07%	50,265	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	14.312846	16.180873	13.05%	48,552	2010
	12.271770	14.312846	16.63%	62,630	2009
	14.569023	12.271770	-15.77%	79,759	2008
	13.502304	14.569023	7.90%	94,771	2007
	12.782701	13.502304	5.63%	96,380	2006
	12.662897	12.782701	0.95%	66,402	2005
	11.855797	12.662897	6.81%	68,912	2004
	10.273465	11.855797	15.40%	73,457	2003
	10.000000	10.273465	2.73%	9,594	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.914278	11.311147	14.09%	63,396	2010
	7.863850	9.914278	26.07%	67,328	2009
	13.008420	7.863850	-39.55%	82,875	2008
	12.681136	13.008420	2.58%	118,510	2007
	11.218100	12.681136	13.04%	135,454	2006
	10.770154	11.218100	4.16%	146,543	2005
	10.017952	10.770154	7.51%	194,183	2004
	8.043815	10.017952	24.54%	187,335	2003
	10.000000	8.043815	-19.56%	54,541	2002*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.530386	5.30%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.662845	11.223266	5.26%	4,063	2010
	9.896836	10.662845	7.74%	4,507	2009
	11.220751	9.896836	-11.80%	9,490	2008
	10.827538	11.220751	3.63%	20,066	2007
	10.614013	10.827538	2.01%	14,172	2006
	10.367358	10.614013	2.38%	4,579	2005
	10.113318	10.367358	2.51%	6,467	2004
	10.000000	10.113318	1.13%	2,279	2003*

14

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.932078	34.289540	27.32%	717	2010

15

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	9.499700	10.549565	11.05%	0	2010
	8.017742	9.499700	18.48%	0	2009
	13.732613	8.017742	-41.62%	0	2008
	13.303414	13.732613	3.23%	0	2007
	11.550521	13.303414	15.18%	0	2006
	11.216339	11.550521	2.98%	0	2005
	10.243394	11.216339	9.50%	0	2004
	7.871229	10.243394	30.14%	0	2003
	10.000000	7.871229	-21.29%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	10.022139	10.836956	8.13%	0	2010
	7.424861	10.022139	34.98%	0	2009
	12.532541	7.424861	-40.76%	0	2008
	11.205406	12.532541	11.84%	0	2007
	11.454788	11.205406	-2.18%	0	2006
	10.130851	11.454788	13.07%	0	2005
	9.497750	10.130851	6.67%	0	2004
	7.819899	9.497750	21.46%	0	2003
	10.000000	7.819899	-21.80%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.069675	17.534886	24.63%	0	2010
	10.017824	14.069675	40.45%	0	2009
	15.837244	10.017824	-36.75%	0	2008
	15.845911	15.837244	-0.05%	0	2007
	14.093219	15.845911	12.44%	0	2006
	13.424248	14.093219	4.98%	0	2005
	11.451294	13.424248	17.23%	0	2004
	8.255533	11.451294	38.71%	0	2003
	10.000000	8.255533	-17.44%	0	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.060795	12.481724	3.49%	0	2010
	11.115274	12.060795	8.51%	0	2009
	11.472534	11.115274	-3.11%	0	2008
	10.643627	11.472534	7.79%	0	2007
	10.641817	10.643627	0.02%	0	2006
	10.642589	10.641817	-0.01%	0	2005
	10.216492	10.642589	4.17%	0	2004
	10.000000	10.216492	2.16%	0	2003*

16

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.981888	11.189394	12.10%	0	2010
	8.608915	9.981888	15.95%	0	2009
	13.397474	8.608915	-35.74%	0	2008
	13.668817	13.397474	-1.99%	0	2007
	11.885091	13.668817	15.01%	0	2006
	11.549918	11.885091	2.90%	0	2005
	10.421311	11.549918	10.83%	0	2004
	8.193557	10.421311	27.19%	0	2003
	10.000000	8.193557	-18.06%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ	9.495565	10.708255	12.77%	0	2010
	7.227995	9.495565	31.37%	0	2009
	11.223336	7.227995	-35.60%	0	2008
	10.606112	11.223336	5.82%	0	2007
	9.886993	10.606112	7.27%	0	2006
	9.716507	9.886993	1.75%	0	2005
	9.316163	9.716507	4.30%	0	2004
	7.524913	9.316163	23.80%	0	2003
	10.000000	7.524913	-24.75%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.535796	11.933112	13.26%	0	2010
	8.755423	10.535796	20.33%	0	2009
	12.654653	8.755423	-30.81%	0	2008
	12.030640	12.654653	5.19%	0	2007
	10.515227	12.030640	14.41%	0	2006
	10.257916	10.515227	2.51%	0	2005
	9.942517	10.257916	3.17%	0	2004
	8.358141	9.942517	18.96%	0	2003
	10.000000	8.358141	-16.42%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.948889	11.068865	11.26%	0	2010
	8.921962	9.948889	11.51%	0	2009
	12.885335	8.921962	-30.76%	0	2008
	11.938265	12.885335	7.93%	0	2007
	10.472857	11.938265	13.99%	0	2006
	10.459953	10.472857	0.12%	0	2005
	9.919368	10.459953	5.45%	0	2004
	8.133388	9.919368	21.96%	0	2003
	10.000000	8.133388	-18.67%	0	2002*

17

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	15.177934	17.091962	12.61%	0	2010
	10.110895	15.177934	50.11%	0	2009
	13.896495	10.110895	-27.24%	0	2008
	13.680682	13.896495	1.58%	0	2007
	12.567410	13.680682	8.86%	0	2006
	12.481232	12.567410	0.69%	0	2005
	11.508408	12.481232	8.45%	0	2004
	9.597853	11.508408	19.91%	0	2003
	10.000000	9.597853	-4.02%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	12.650995	13.486470	6.60%	0	2010
	10.694548	12.650995	18.29%	0	2009
	11.750426	10.694548	-8.99%	0	2008
	11.352877	11.750426	3.50%	0	2007
	11.096183	11.352877	2.31%	0	2006
	11.160248	11.096183	-0.57%	0	2005
	10.971715	11.160248	1.72%	0	2004
	10.670712	10.971715	2.82%	0	2003
	10.000000	10.670712	6.71%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.098672	11.425362	13.14%	0	2010
	7.897575	10.098672	27.87%	0	2009
	14.027823	7.897575	-43.70%	0	2008
	14.070843	14.027823	-0.31%	0	2007
	11.916823	14.070843	18.08%	0	2006
	11.465236	11.916823	3.94%	0	2005
	10.469614	11.465236	9.51%	0	2004
	8.178436	10.469614	28.01%	0	2003
	10.000000	8.178436	-18.22%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.747791	10.667372	21.94%	0	2010
	6.943699	8.747791	25.98%	0	2009
	13.385926	6.943699	-48.13%	0	2008
	10.735668	13.385926	24.69%	0	2007
	10.231766	10.735668	4.92%	0	2006
	9.850364	10.231766	3.87%	0	2005
	9.702496	9.850364	1.52%	0	2004
	7.435510	9.702496	30.49%	0	2003
	10.000000	7.435510	-25.64%	0	2002*

18

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.088978	21.631285	26.58%	0	2010
	12.420553	17.088978	37.59%	0	2009
	20.890455	12.420553	-40.54%	0	2008
	18.399031	20.890455	13.54%	0	2007
	16.625805	18.399031	10.67%	0	2006
	14.308843	16.625805	16.19%	0	2005
	11.659260	14.308843	22.73%	0	2004
	8.566019	11.659260	36.11%	0	2003
	10.000000	8.566019	-14.34%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.983247	14.421575	11.08%	0	2010
	10.449827	12.983247	24.24%	0	2009
	18.936364	10.449827	-44.82%	0	2008
	16.432655	18.936364	15.24%	0	2007
	14.167056	16.432655	15.99%	0	2006
	12.118243	14.167056	16.91%	0	2005
	10.862364	12.118243	11.56%	0	2004
	7.715652	10.862364	40.78%	0	2003
	10.000000	7.715652	-22.84%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	11.518441	14.326790	24.38%	0	2010
	7.444867	11.518441	54.72%	0	2009
	15.524014	7.444867	-52.04%	0	2008
	14.955971	15.524014	3.80%	0	2007
	13.094574	14.955971	14.22%	0	2006
	12.985028	13.094574	0.84%	0	2005
	11.586011	12.985028	12.08%	0	2004
	7.478338	11.586011	54.93%	0	2003
	10.000000	7.478338	-25.22%	0	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.697747	9.865082	13.42%	0	2010
	7.318439	8.697747	18.85%	0	2009
	12.956910	7.318439	-43.52%	0	2008
	11.779890	12.956910	9.99%	0	2007
	11.281422	11.779890	4.42%	0	2006
	10.553235	11.281422	6.90%	0	2005
	10.080964	10.553235	4.68%	0	2004
	7.926380	10.080964	27.18%	0	2003
	10.000000	7.926380	-20.74%	0	2002*

19

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.757175	12.546867	16.64%	0	2010
	7.695275	10.757175	39.79%	0	2009
	14.784302	7.695275	-47.95%	0	2008
	13.585319	14.784302	8.83%	0	2007
	11.869134	13.585319	14.46%	0	2006
	11.033112	11.869134	7.58%	0	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	9.899524	10.647585	7.56%	0	2010
	7.856845	9.899524	26.00%	0	2009
	11.453613	7.856845	-31.40%	0	2008
	10.785178	11.453613	6.20%	0	2007
	10.000000	10.785178	7.85%	0	2006*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II - Q/NQ	9.589515	11.288153	17.71%	0	2010
	5.880395	9.589515	63.08%	0	2009
	11.738501	5.880395	-49.91%	0	2008
	10.222847	11.738501	14.83%	0	2007
	10.117798	10.222847	1.04%	0	2006
	9.547383	10.117798	5.97%	0	2005
	9.082173	9.547383	5.12%	0	2004
	7.261782	9.082173	25.07%	0	2003
	10.000000	7.261782	-27.38%	0	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ	10.769170	12.266478	13.90%	0	2010
	8.518765	10.769170	26.42%	0	2009
	13.478689	8.518765	-36.80%	0	2008
	14.018460	13.478689	-3.85%	0	2007
	12.269854	14.018460	14.25%	0	2006
	11.970512	12.269854	2.50%	0	2005
	10.354396	11.970512	15.61%	0	2004
	8.042642	10.354396	28.74%	0	2003
	10.000000	8.042642	-19.57%	0	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	7.827302	9.956589	27.20%	0	2010
	5.628685	7.827302	39.06%	0	2009
	11.811587	5.628685	-52.35%	0	2008
	10.956643	11.811587	7.80%	0	2007
	10.878815	10.956643	0.72%	0	2006
	10.742648	10.878815	1.27%	0	2005
	9.540022	10.742648	12.61%	0	2004
	7.093323	9.540022	34.49%	0	2003
	10.000000	7.093323	-29.07%	0	2002*

20

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.332983	15.167510	33.84%	0	2010
	7.065595	11.332983	60.40%	0	2009
	11.866764	7.065595	-40.46%	0	2008
	11.789286	11.866764	0.66%	0	2007
	10.603367	11.789286	11.18%	0	2006
	10.253913	10.603367	3.41%	0	2005
	9.806445	10.253913	4.56%	0	2004
	7.465046	9.806445	31.36%	0	2003
	10.000000	7.465046	-25.35%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.132886	13.284731	9.49%	0	2010
	10.064340	12.132886	20.55%	0	2009
	15.199863	10.064340	-33.79%	0	2008
	14.350718	15.199863	5.92%	0	2007
	12.095679	14.350718	18.64%	0	2006
	11.539319	12.095679	4.82%	0	2005
	10.207647	11.539319	13.05%	0	2004
	8.314121	10.207647	22.77%	0	2003
	10.000000	8.314121	-16.86%	0	2002*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.731658	7.32%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.965779	10.329855	3.65%	0	2010
	8.932255	9.965779	11.57%	0	2009
	10.480296	8.932255	-14.77%	0	2008
	10.161335	10.480296	3.14%	0	2007
	9.904696	10.161335	2.59%	0	2006
	9.917071	9.904696	-0.12%	0	2005
	9.995324	9.917071	-0.78%	0	2004
	10.000000	9.995324	-0.05%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.958495	11.726980	17.76%	0	2010
	8.240292	9.958495	20.85%	0	2009
	13.829095	8.240292	-40.41%	0	2008
	13.976079	13.829095	-1.05%	0	2007
	13.487189	13.976079	3.62%	0	2006
	13.313175	13.487189	1.31%	0	2005
	12.087159	13.313175	10.14%	0	2004
	9.816866	12.087159	23.13%	0	2003
	10.000000	9.816866	-1.83%	0	2002*

21

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.842704	13.114504	20.95%	0	2010
	8.379915	10.842704	29.39%	0	2009
	14.056308	8.379915	-40.38%	0	2008
	13.268612	14.056308	5.94%	0	2007
	11.852772	13.268612	11.95%	0	2006
	11.266289	11.852772	5.21%	0	2005
	10.000000	11.266289	12.66%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.421404	13.837289	11.40%	0	2010
	10.000000	12.421404	24.21%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.917563	9.633034	21.67%	0	2010
	6.114157	7.917563	29.50%	0	2009
	10.000000	6.114157	-38.86%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.498770	11.036643	5.12%	0	2010
	9.820358	10.498770	6.91%	0	2009
	10.000000	9.820358	-1.80%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.627314	22.393517	14.09%	0	2010
	12.224203	19.627314	60.56%	0	2009
	29.468725	12.224203	-58.52%	0	2008
	20.580914	29.468725	43.18%	0	2007
	15.307966	20.580914	34.45%	0	2006
	11.735542	15.307966	30.44%	0	2005
	10.000000	11.735542	17.36%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.597964	12.963794	2.90%	0	2010
	12.492815	12.597964	0.84%	0	2009
	11.805871	12.492815	5.82%	0	2008
	11.217363	11.805871	5.25%	0	2007
	11.061737	11.217363	1.41%	0	2006
	10.907067	11.061737	1.42%	0	2005
	10.754884	10.907067	1.42%	0	2004
	10.734170	10.754884	0.19%	0	2003
	10.000000	10.734170	7.34%	0	2002*

22

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.883980	13.411457	12.85%	0	2010
	9.489423	11.883980	25.23%	0	2009
	15.262171	9.489423	-37.82%	0	2008
	14.631960	15.262171	4.31%	0	2007
	12.716604	14.631960	15.06%	0	2006
	11.967058	12.716604	6.26%	0	2005
	10.660201	11.967058	12.26%	0	2004
	8.211169	10.660201	29.83%	0	2003
	10.000000	8.211169	-17.89%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.880314	12.385415	4.25%	0	2010
	11.062388	11.880314	7.39%	0	2009
	11.956703	11.062388	-7.48%	0	2008
	11.525753	11.956703	3.74%	0	2007
	11.027002	11.525753	4.52%	0	2006
	10.841616	11.027002	1.71%	0	2005
	10.522733	10.841616	3.03%	0	2004
	9.905214	10.522733	6.23%	0	2003
	10.000000	9.905214	-0.95%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.042482	13.149831	9.20%	0	2010
	10.267363	12.042482	17.29%	0	2009
	13.578871	10.267363	-24.39%	0	2008
	13.054979	13.578871	4.01%	0	2007
	11.908017	13.054979	9.63%	0	2006
	11.481376	11.908017	3.72%	0	2005
	10.646835	11.481376	7.84%	0	2004
	9.008104	10.646835	18.19%	0	2003
	10.000000	9.008104	-9.92%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.105449	13.447508	11.09%	0	2010
	9.884870	12.105449	22.46%	0	2009
	14.634701	9.884870	-32.46%	0	2008
	14.005009	14.634701	4.50%	0	2007
	12.419064	14.005009	12.77%	0	2006
	11.780866	12.419064	5.42%	0	2005
	10.675348	11.780866	10.36%	0	2004
	8.562027	10.675348	24.68%	0	2003
	10.000000	8.562027	-14.38%	0	2002*

23

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.114345	12.942376	6.84%	0	2010
	10.741025	12.114345	12.79%	0	2009
	12.842197	10.741025	-16.36%	0	2008
	12.323405	12.842197	4.21%	0	2007
	11.544509	12.323405	6.75%	0	2006
	11.222329	11.544509	2.87%	0	2005
	10.637462	11.222329	5.50%	0	2004
	9.503076	10.637462	11.94%	0	2003
	10.000000	9.503076	-4.97%	0	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.530003	11.351307	-1.55%	0	2010
	11.706618	11.530003	-1.51%	0	2009
	11.651639	11.706618	0.47%	0	2008
	11.294770	11.651639	3.16%	0	2007
	10.974911	11.294770	2.91%	0	2006
	10.857538	10.974911	1.08%	0	2005
	10.939717	10.857538	-0.75%	14,220	2004
	11.042864	10.939717	-0.93%	23,118	2003
	11.082465	11.042864	-0.36%	22,828	2002
	10.866357	11.082465	1.99%	14,851	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.224766	15.487052	8.87%	0	2010
	11.616550	14.224766	22.45%	0	2009
	14.266311	11.616550	-18.57%	0	2008
	13.851522	14.266311	2.99%	0	2007
	13.419727	13.851522	3.22%	0	2006
	13.339610	13.419727	0.60%	0	2005
	12.718597	13.339610	4.88%	2,274	2004
	11.522667	12.718597	10.38%	3,083	2003
	10.917216	11.522667	5.55%	2,344	2002
	10.644186	10.917216	2.57%	1,131	2001

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.336403	10.771659	4.21%	0	2010
	8.107963	10.336403	27.48%	0	2009
	15.380343	8.107963	-47.28%	0	2008
	15.213340	15.380343	1.10%	0	2007
	12.623671	15.213340	20.51%	0	2006
	11.468479	12.623671	10.07%	0	2005
	10.000000	11.468479	14.68%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.047163	9.151323	13.72%	0	2010

24

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.015864	9.103739	13.57%	0	2010
	6.294480	8.015864	27.35%	0	2009
	10.000000	6.294480	-37.06%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.880723	8.747553	11.00%	0	2010
	6.282625	7.880723	25.44%	0	2009
	10.000000	6.282625	-37.17%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	8.068454	9.937665	23.17%	0	2010
	6.443677	8.068454	25.22%	0	2009
	12.242605	6.443677	-47.37%	0	2008
	11.357407	12.242605	7.79%	0	2007
	11.201349	11.357407	1.39%	0	2006
	10.560288	11.201349	6.07%	0	2005
	9.478374	10.560288	11.41%	0	2004
	7.181370	9.478374	31.99%	0	2003
	10.000000	7.181370	-28.19%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	11.089422	13.808073	24.52%	0	2010
	8.949626	11.089422	23.91%	0	2009
	13.428075	8.949626	-33.35%	0	2008
	14.703631	13.428075	-8.68%	0	2007
	12.753964	14.703631	15.29%	0	2006
	12.603640	12.753964	1.19%	0	2005
	10.942237	12.603640	15.18%	0	2004
	7.104185	10.942237	54.03%	0	2003
	10.000000	7.104185	-28.96%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.371951	15.222933	23.04%	0	2010
	9.348190	12.371951	32.35%	0	2009
	15.403638	9.348190	-39.31%	0	2008
	15.356562	15.403638	0.31%	0	2007
	13.957396	15.356562	10.02%	0	2006
	12.656864	13.957396	10.28%	0	2005
	10.823074	12.656864	16.94%	0	2004
	7.818163	10.823074	38.44%	0	2003
	10.000000	7.818163	-21.82%	0	2002*

25

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.679663	10.789877	11.47%	0	2010
	7.830785	9.679663	23.61%	0	2009
	13.623025	7.830785	-42.52%	0	2008
	12.826251	13.623025	6.21%	0	2007
	11.488107	12.826251	11.65%	0	2006
	10.901041	11.488107	5.39%	0	2005
	10.108883	10.901041	7.84%	0	2004
	8.069994	10.108883	25.27%	0	2003
	10.000000	8.069994	-19.30%	0	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.197397	9.224641	28.17%	0	2010
	5.587798	7.197397	28.81%	0	2009
	10.000000	5.587798	-44.12%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.902816	13.784817	6.84%	0	2010
	10.000000	12.902816	29.03%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.429576	21.042585	14.18%	0	2010
	13.400233	18.429576	37.53%	0	2009
	22.759649	13.400233	-41.12%	0	2008
	21.742014	22.759649	4.68%	0	2007
	18.764224	21.742014	15.87%	0	2006
	16.668829	18.764224	12.57%	0	2005
	14.204530	16.668829	17.35%	0	2004
	10.000000	14.204530	42.05%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.824678	15.747837	13.91%	0	2010
	10.076700	13.824678	37.19%	0	2009
	17.153994	10.076700	-41.26%	0	2008
	16.426621	17.153994	4.43%	0	2007
	14.216075	16.426621	15.55%	0	2006
	12.659315	14.216075	12.30%	0	2005
	10.816571	12.659315	17.04%	0	2004
	7.690485	10.816571	40.65%	0	2003
	10.000000	7.690485	-23.10%	0	2002*

26

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	14.257220	16.109816	12.99%	0	2010
	12.230276	14.257220	16.57%	0	2009
	14.527136	12.230276	-15.81%	0	2008
	13.470366	14.527136	7.85%	0	2007
	12.758932	13.470366	5.58%	0	2006
	12.645755	12.758932	0.89%	0	2005
	11.845764	12.645755	6.75%	0	2004
	10.269985	11.845764	15.34%	0	2003
	10.000000	10.269985	2.70%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.875756	11.261476	14.03%	0	2010
	7.837275	9.875756	26.01%	0	2009
	12.971060	7.837275	-39.58%	0	2008
	12.651166	12.971060	2.53%	0	2007
	11.197248	12.651166	12.98%	0	2006
	10.755578	11.197248	4.11%	0	2005
	10.009487	10.755578	7.45%	0	2004
	8.041083	10.009487	24.48%	0	2003
	10.000000	8.041083	-19.59%	0	2002*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.526842	5.27%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.626812	11.179657	5.20%	0	2010
	9.868405	10.626812	7.69%	0	2009
	11.194198	9.868405	-11.84%	0	2008
	10.807431	11.194198	3.58%	0	2007
	10.599662	10.807431	1.96%	0	2006
	10.358581	10.599662	2.33%	0	2005
	10.109894	10.358581	2.46%	0	2004
	10.000000	10.109894	1.10%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.854769	34.173757	27.25%	0	2010

27

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	9.462759	10.503205	11.00%	6,473	2010
	7.990615	9.462759	18.42%	11,304	2009
	13.693131	7.990615	-41.65%	14,900	2008
	13.271951	13.693131	3.17%	17,913	2007
	11.529041	13.271951	15.12%	42,327	2006
	11.201154	11.529041	2.93%	49,084	2005
	10.234720	11.201154	9.44%	55,832	2004
	7.868551	10.234720	30.07%	43,497	2003
	10.000000	7.868551	-21.31%	13,115	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.983144	10.789305	8.08%	7,107	2010
	7.399737	9.983144	34.91%	7,633	2009
	12.496500	7.399737	-40.79%	7,666	2008
	11.178886	12.496500	11.79%	11,815	2007
	11.433475	11.178886	-2.23%	14,322	2006
	10.117119	11.433475	13.01%	15,748	2005
	9.489685	10.117119	6.61%	12,970	2004
	7.817233	9.489685	21.39%	12,405	2003
	10.000000	7.817233	-21.83%	2,885	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.015000	17.457886	24.57%	6,632	2010
	9.983965	14.015000	40.38%	9,704	2009
	15.791750	9.983965	-36.78%	8,817	2008
	15.808460	15.791750	-0.11%	10,656	2007
	14.067026	15.808460	12.38%	9,719	2006
	13.406089	14.067026	4.93%	11,355	2005
	11.441603	13.406089	17.17%	13,773	2004
	8.252730	11.441603	38.64%	12,594	2003
	10.000000	8.252730	-17.47%	4,067	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.019984	12.433173	3.44%	1,252	2010
	11.083295	12.019984	8.45%	4,908	2009
	11.445340	11.083295	-3.16%	3,110	2008
	10.623823	11.445340	7.73%	1,723	2007
	10.627401	10.623823	-0.03%	2,391	2006
	10.633557	10.627401	-0.06%	6,348	2005
	10.213008	10.633557	4.12%	13,758	2004
	10.000000	10.213008	2.13%	0	2003*

28

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.943010	11.140157	12.04%	2,202	2010
	8.579754	9.943010	15.89%	2,967	2009
	13.358897	8.579754	-35.77%	4,619	2008
	13.636436	13.358897	-2.04%	8,475	2007
	11.862952	13.636436	14.95%	8,079	2006
	11.534252	11.862952	2.85%	10,506	2005
	10.412460	11.534252	10.77%	12,745	2004
	8.190764	10.412460	27.12%	10,554	2003
	10.000000	8.190764	-18.09%	4,467	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ	9.458660	10.661231	12.71%	417	2010
	7.203556	9.458660	31.31%	425	2009
	11.191080	7.203556	-35.63%	426	2008
	10.581034	11.191080	5.77%	410	2007
	9.868612	10.581034	7.22%	411	2006
	9.703350	9.868612	1.70%	401	2005
	9.308274	9.703350	4.24%	390	2004
	7.522347	9.308274	23.74%	393	2003
	10.000000	7.522347	-24.78%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.494823	11.880682	13.21%	21,275	2010
	8.725810	10.494823	20.27%	27,464	2009
	12.618271	8.725810	-30.85%	27,976	2008
	12.002182	12.618271	5.13%	33,433	2007
	10.495668	12.002182	14.35%	34,032	2006
	10.244021	10.495668	2.46%	41,282	2005
	9.934099	10.244021	3.12%	37,006	2004
	8.355301	9.934099	18.90%	28,686	2003
	10.000000	8.355301	-16.45%	12,734	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.910183	11.020213	11.20%	8,635	2010
	8.891775	9.910183	11.45%	15,149	2009
	12.848275	8.891775	-30.79%	21,095	2008
	11.910009	12.848275	7.88%	22,398	2007
	10.453364	11.910009	13.93%	23,577	2006
	10.445777	10.453364	0.07%	26,552	2005
	9.910964	10.445777	5.40%	28,037	2004
	8.130621	9.910964	21.90%	26,703	2003
	10.000000	8.130621	-18.69%	17,857	2002*

29

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	15.118936	17.016886	12.55%	8,914	2010
	10.076701	15.118936	50.04%	10,041	2009
	13.856550	10.076701	-27.28%	10,875	2008
	13.648331	13.856550	1.53%	15,695	2007
	12.544040	13.648331	8.80%	19,447	2006
	12.464328	12.544040	0.64%	22,363	2005
	11.498664	12.464328	8.40%	21,438	2004
	9.594594	11.498664	19.85%	24,333	2003
	10.000000	9.594594	-4.05%	2,619	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	12.601811	13.427213	6.55%	26,324	2010
	10.658382	12.601811	18.23%	39,021	2009
	11.716643	10.658382	-9.03%	40,590	2008
	11.326011	11.716643	3.45%	56,886	2007
	11.075534	11.326011	2.26%	57,370	2006
	11.145122	11.075534	-0.62%	63,635	2005
	10.962410	11.145122	1.67%	75,141	2004
	10.667089	10.962410	2.77%	82,834	2003
	10.000000	10.667089	6.67%	20,435	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.059398	11.375156	13.08%	30,195	2010
	7.870871	10.059398	27.81%	37,695	2009
	13.987522	7.870871	-43.73%	57,017	2008
	14.037589	13.987522	-0.36%	74,747	2007
	11.894677	14.037589	18.02%	101,156	2006
	11.449724	11.894677	3.89%	105,686	2005
	10.460761	11.449724	9.45%	119,510	2004
	8.175659	10.460761	27.95%	117,089	2003
	10.000000	8.175659	-18.24%	30,365	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.713776	10.620514	21.88%	14,682	2010
	6.920211	8.713776	25.92%	21,822	2009
	13.347455	6.920211	-48.15%	28,025	2008
	10.710276	13.347455	24.62%	32,520	2007
	10.212745	10.710276	4.87%	59,603	2006
	9.837025	10.212745	3.82%	64,956	2005
	9.694281	9.837025	1.47%	65,401	2004
	7.432981	9.694281	30.42%	68,902	2003
	10.000000	7.432981	-25.67%	18,166	2002*

30

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.022552	21.536297	26.52%	27,805	2010
	12.378557	17.022552	37.52%	35,249	2009
	20.830428	12.378557	-40.57%	37,093	2008
	18.355534	20.830428	13.48%	51,195	2007
	16.594901	18.355534	10.61%	57,192	2006
	14.289475	16.594901	16.13%	59,467	2005
	11.649387	14.289475	22.66%	60,235	2004
	8.563111	11.649387	36.04%	53,792	2003
	10.000000	8.563111	-14.37%	17,590	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.932757	14.358204	11.02%	31,884	2010
	10.414476	12.932757	24.18%	37,422	2009
	18.881927	10.414476	-44.84%	37,596	2008
	16.393793	18.881927	15.18%	37,838	2007
	14.140716	16.393793	15.93%	40,641	2006
	12.101842	14.140716	16.85%	44,425	2005
	10.853168	12.101842	11.51%	29,882	2004
	7.713021	10.853168	40.71%	27,804	2003
	10.000000	7.713021	-22.87%	12,120	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	11.473660	14.263853	24.32%	1,223	2010
	7.419688	11.473660	54.64%	7,178	2009
	15.479408	7.419688	-52.07%	9,728	2008
	14.920617	15.479408	3.75%	9,180	2007
	13.070238	14.920617	14.16%	9,950	2006
	12.967456	13.070238	0.79%	11,325	2005
	11.576207	12.967456	12.02%	15,647	2004
	7.475794	11.576207	54.85%	12,382	2003
	10.000000	7.475794	-25.24%	9,559	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.663914	9.821708	13.36%	3,079	2010
	7.293671	8.663914	18.79%	4,454	2009
	12.919640	7.293671	-43.55%	5,707	2008
	11.752005	12.919640	9.94%	8,400	2007
	11.260416	11.752005	4.37%	9,480	2006
	10.538914	11.260416	6.85%	9,872	2005
	10.072411	10.538914	4.63%	15,205	2004
	7.923682	10.072411	27.12%	19,158	2003
	10.000000	7.923682	-20.76%	2,492	2002*

31

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.726251	12.504449	16.58%	0	2010
	7.677053	10.726251	39.72%	0	2009
	14.756829	7.677053	-47.98%	370	2008
	13.567015	14.756829	8.77%	2,689	2007
	11.859145	13.567015	14.40%	2,751	2006
	11.029409	11.859145	7.52%	0	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	9.881033	10.622302	7.50%	5,899	2010
	7.846153	9.881033	25.93%	7,431	2009
	11.443855	7.846153	-31.44%	9,428	2008
	10.781507	11.443855	6.14%	9,904	2007
	10.000000	10.781507	7.82%	9,906	2006*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II - Q/NQ	9.552236	11.238566	17.65%	13,660	2010
	5.860507	9.552236	62.99%	16,268	2009
	11.704761	5.860507	-49.93%	23,033	2008
	10.198669	11.704761	14.77%	23,344	2007
	10.098983	10.198669	0.99%	23,529	2006
	9.534454	10.098983	5.92%	22,424	2005
	9.074483	9.534454	5.07%	23,973	2004
	7.259311	9.074483	25.00%	22,625	2003
	10.000000	7.259311	-27.41%	15,085	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ	10.727250	12.212543	13.85%	46,426	2010
	8.489912	10.727250	26.35%	70,876	2009
	13.439897	8.489912	-36.83%	91,523	2008
	13.985266	13.439897	-3.90%	110,308	2007
	12.247014	13.985266	14.19%	113,594	2006
	11.954278	12.247014	2.45%	122,502	2005
	10.345615	11.954278	15.55%	130,451	2004
	8.039898	10.345615	28.68%	120,801	2003
	10.000000	8.039898	-19.60%	60,232	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	7.796821	9.912786	27.14%	8,162	2010
	5.609625	7.796821	38.99%	12,001	2009
	11.777582	5.609625	-52.37%	15,836	2008
	10.930691	11.777582	7.75%	15,780	2007
	10.858547	10.930691	0.66%	17,916	2006
	10.728060	10.858547	1.22%	18,823	2005
	9.531914	10.728060	12.55%	24,335	2004
	7.090900	9.531914	34.42%	21,927	2003
	10.000000	7.090900	-29.09%	12,944	2002*

32

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.288904	15.100843	33.77%	6,651	2010
	7.041682	11.288904	60.32%	3,910	2009
	11.832637	7.041682	-40.49%	3,180	2008
	11.761391	11.832637	0.61%	6,093	2007
	10.583635	11.761391	11.13%	7,208	2006
	10.240021	10.583635	3.36%	7,595	2005
	9.798136	10.240021	4.51%	7,820	2004
	7.462500	9.798136	31.30%	7,834	2003
	10.000000	7.462500	-25.38%	947	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.085718	13.226366	9.44%	11,698	2010
	10.030303	12.085718	20.49%	14,048	2009
	15.156167	10.030303	-33.82%	15,993	2008
	14.316771	15.156167	5.86%	13,207	2007
	12.073182	14.316771	18.58%	15,074	2006
	11.523692	12.073182	4.77%	13,996	2005
	10.198999	11.523692	12.99%	14,935	2004
	8.311294	10.198999	22.71%	15,548	2003
	10.000000	8.311294	-16.89%	7,967	2002*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.728047	7.28%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.932110	10.289725	3.60%	3,972	2010
	8.906607	9.932110	11.51%	4,017	2009
	10.455501	8.906607	-14.81%	4,187	2008
	10.142483	10.455501	3.09%	3,973	2007
	9.891322	10.142483	2.54%	2,830	2006
	9.908686	9.891322	-0.18%	11,781	2005
	9.991948	9.908686	-0.83%	7,097	2004
	10.000000	9.991948	-0.08%	70	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.919776	11.675464	17.70%	2,349	2010
	8.212423	9.919776	20.79%	3,377	2009
	13.789344	8.212423	-40.44%	3,872	2008
	13.943023	13.789344	-1.10%	4,650	2007
	13.462114	13.943023	3.57%	4,576	2006
	13.295147	13.462114	1.26%	5,242	2005
	12.076923	13.295147	10.09%	5,547	2004
	9.813529	12.076923	23.06%	5,383	2003
	10.000000	9.813529	-1.86%	3,000	2002*

33

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.811558	13.070198	20.89%	2,207	2010
	8.360084	10.811558	29.32%	3,127	2009
	14.030202	8.360084	-40.41%	3,127	2008
	13.250742	14.030202	5.88%	5,058	2007
	11.842802	13.250742	11.89%	5,832	2006
	11.262512	11.842802	5.15%	0	2005
	10.000000	11.262512	12.63%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.417195	13.825581	11.34%	7,877	2010
	10.000000	12.417195	24.17%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.910873	9.620016	21.60%	0	2010
	6.112083	7.910873	29.43%	0	2009
	10.000000	6.112083	-38.88%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.489872	11.021687	5.07%	4,892	2010
	9.817027	10.489872	6.85%	6,040	2009
	10.000000	9.817027	-1.83%	1,496	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.570955	22.317889	14.04%	2,651	2010
	12.195283	19.570955	60.48%	3,766	2009
	29.414021	12.195283	-58.54%	3,905	2008
	20.553200	29.414021	43.11%	6,526	2007
	15.295088	20.553200	34.38%	4,181	2006
	11.731602	15.295088	30.38%	1,368	2005
	10.000000	11.731602	17.32%	918	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.548965	12.906818	2.85%	37,177	2010
	12.450557	12.548965	0.79%	54,113	2009
	11.771918	12.450557	5.76%	65,470	2008
	11.190814	11.771918	5.19%	81,057	2007
	11.041144	11.190814	1.36%	73,008	2006
	10.892284	11.041144	1.37%	65,990	2005
	10.745764	10.892284	1.36%	77,237	2004
	10.730525	10.745764	0.14%	93,995	2003
	10.000000	10.730525	7.31%	32,114	2002*

34

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.836163	13.350715	12.80%	8,651	2010
	9.456041	11.836163	25.17%	8,720	2009
	15.216240	9.456041	-37.86%	15,252	2008
	14.595369	15.216240	4.25%	22,768	2007
	12.691229	14.595369	15.00%	16,334	2006
	11.949230	12.691229	6.21%	16,987	2005
	10.649717	11.949230	12.20%	38,876	2004
	8.207270	10.649717	29.76%	22,586	2003
	10.000000	8.207270	-17.93%	8,896	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.832509	12.329323	4.20%	23,896	2010
	11.023466	11.832509	7.34%	45,128	2009
	11.920695	11.023466	-7.53%	79,614	2008
	11.496915	11.920695	3.69%	39,690	2007
	11.004985	11.496915	4.47%	43,272	2006
	10.825457	11.004985	1.66%	47,271	2005
	10.512395	10.825457	2.98%	52,308	2004
	9.900522	10.512395	6.18%	71,599	2003
	10.000000	9.900522	-0.99%	13,958	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.994031	13.090279	9.14%	100,396	2010
	10.231255	11.994031	17.23%	123,426	2009
	13.538003	10.231255	-24.43%	138,275	2008
	13.022333	13.538003	3.96%	174,130	2007
	11.884255	13.022333	9.58%	170,621	2006
	11.464275	11.884255	3.66%	169,658	2005
	10.636383	11.464275	7.78%	175,503	2004
	9.003831	10.636383	18.13%	187,606	2003
	10.000000	9.003831	-9.96%	21,154	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.056739	13.386601	11.03%	27,997	2010
	9.850101	12.056739	22.40%	42,532	2009
	14.590644	9.850101	-32.49%	73,983	2008
	13.969982	14.590644	4.44%	88,966	2007
	12.394286	13.969982	12.71%	99,933	2006
	11.763314	12.394286	5.36%	104,556	2005
	10.664866	11.763314	10.30%	127,348	2004
	8.557964	10.664866	24.62%	110,693	2003
	10.000000	8.557964	-14.42%	77,400	2002*

35

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.065634	12.883786	6.78%	33,576	2010
	10.703273	12.065634	12.73%	39,927	2009
	12.803569	10.703273	-16.40%	47,185	2008
	12.292621	12.803569	4.16%	63,364	2007
	11.521507	12.292621	6.69%	92,378	2006
	11.205635	11.521507	2.82%	119,332	2005
	10.627027	11.205635	5.44%	139,948	2004
	9.498578	10.627027	11.88%	166,895	2003
	10.000000	9.498578	-5.01%	69,835	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.464287	11.280871	-1.60%	41,814	2010
	11.645810	11.464287	-1.56%	40,196	2009
	11.597006	11.645810	0.42%	44,979	2008
	11.247554	11.597006	3.11%	131,772	2007
	10.934570	11.247554	2.86%	54,422	2006
	10.823110	10.934570	1.03%	46,569	2005
	10.910569	10.823110	-0.80%	63,901	2004
	11.019038	10.910569	-0.98%	76,812	2003
	11.064171	11.019038	-0.41%	79,347	2002
	10.853962	11.064171	1.94%	4,955	2002*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.143714	15.390983	8.82%	11,320	2010
	11.556220	14.143714	22.39%	22,416	2009
	14.199439	11.556220	-18.61%	22,329	2008
	13.793632	14.199439	2.94%	33,515	2007
	13.370415	13.793632	3.17%	31,776	2006
	13.297326	13.370415	0.55%	21,146	2005
	12.684724	13.297326	4.83%	23,746	2004
	11.497820	12.684724	10.32%	23,238	2003
	10.899202	11.497820	5.49%	8,752	2002
	10.632058	10.899202	2.51%	1,839	2001*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.306722	10.735276	4.16%	2,095	2010
	8.088797	10.306722	27.42%	8,352	2009
	15.351794	8.088797	-47.31%	8,560	2008
	15.192857	15.351794	1.05%	14,863	2007
	12.613064	15.192857	20.45%	13,886	2006
	11.464644	12.613064	10.02%	11,715	2005
	10.000000	11.464644	14.65%	10,631	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.040348	9.138925	13.66%	14,489	2010

36

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.009068	9.091405	13.51%	7,841	2010
	6.292346	8.009068	27.28%	9,096	2009
	10.000000	6.292346	-37.08%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.874053	8.735710	10.94%	10,904	2010
	6.280491	7.874053	25.37%	13,923	2009
	10.000000	6.280491	-37.20%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	8.037057	9.893971	23.10%	1,953	2010
	6.421865	8.037057	25.15%	2,519	2009
	12.207386	6.421865	-47.39%	3,575	2008
	11.330521	12.207386	7.74%	3,475	2007
	11.180501	11.330521	1.34%	3,945	2006
	10.545963	11.180501	6.02%	3,971	2005
	9.470327	10.545963	11.36%	3,986	2004
	7.178926	9.470327	31.92%	3,771	2003
	10.000000	7.178926	-28.21%	383	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	11.046280	13.747380	24.45%	3,422	2010
	8.919344	11.046280	23.85%	6,958	2009
	13.389464	8.919344	-33.39%	11,333	2008
	14.668850	13.389464	-8.72%	15,622	2007
	12.730241	14.668850	15.23%	13,988	2006
	12.586559	12.730241	1.14%	13,055	2005
	10.932961	12.586559	15.12%	17,476	2004
	7.101763	10.932961	53.95%	13,711	2003
	10.000000	7.101763	-28.98%	1,109	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.323848	15.156044	22.98%	15,867	2010
	9.316578	12.323848	32.28%	29,151	2009
	15.359373	9.316578	-39.34%	35,873	2008
	15.320254	15.359373	0.26%	43,885	2007
	13.931456	15.320254	9.97%	42,878	2006
	12.639747	13.931456	10.22%	43,815	2005
	10.813918	12.639747	16.88%	44,817	2004
	7.815510	10.813918	38.36%	45,927	2003
	10.000000	7.815510	-21.84%	26,889	2002*

37

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.641992	10.742427	11.41%	4,720	2010
	7.804277	9.641992	23.55%	10,349	2009
	13.583845	7.804277	-42.55%	6,986	2008
	12.795904	13.583845	6.16%	11,971	2007
	11.466729	12.795904	11.59%	14,373	2006
	10.886267	11.466729	5.33%	9,444	2005
	10.100315	10.886267	7.78%	10,775	2004
	8.067253	10.100315	25.20%	11,936	2003
	10.000000	8.067253	-19.33%	9,258	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.191287	9.212138	28.10%	28,113	2010
	5.585887	7.191287	28.74%	34,749	2009
	10.000000	5.585887	-44.14%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.898447	13.773149	6.78%	53,119	2010
	10.000000	12.898447	28.98%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.367259	20.960799	14.12%	7,894	2010
	13.361713	18.367259	37.46%	16,207	2009
	22.705776	13.361713	-41.15%	22,511	2008
	21.701631	22.705776	4.63%	29,241	2007
	18.738865	21.701631	15.81%	31,013	2006
	16.654730	18.738865	12.51%	30,917	2005
	14.199720	16.654730	17.29%	37,334	2004
	10.000000	14.199720	42.00%	30,849	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.770951	15.678671	13.85%	10,587	2010
	10.042641	13.770951	37.12%	22,674	2009
	17.104717	10.042641	-41.29%	36,145	2008
	16.387799	17.104717	4.37%	42,937	2007
	14.189657	16.387799	15.49%	44,655	2006
	12.642183	14.189657	12.24%	48,044	2005
	10.807412	12.642183	16.98%	62,281	2004
	7.687867	10.807412	40.58%	78,672	2003
	10.000000	7.687867	-23.12%	54,038	2002*

38

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	14.201804	16.039048	12.94%	24,128	2010
	12.188927	14.201804	16.51%	38,932	2009
	14.485394	12.188927	-15.85%	43,938	2008
	13.438522	14.485394	7.79%	58,209	2007
	12.735209	13.438522	5.52%	48,532	2006
	12.628641	12.735209	0.84%	38,928	2005
	11.835746	12.628641	6.70%	54,005	2004
	10.266502	11.835746	15.29%	65,904	2003
	10.000000	10.266502	2.67%	9,402	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.837349	11.211994	13.97%	21,967	2010
	7.810757	9.837349	25.95%	32,494	2009
	12.933758	7.810757	-39.61%	34,866	2008
	12.621242	12.933758	2.48%	39,111	2007
	11.176425	12.621242	12.93%	41,382	2006
	10.741008	11.176425	4.05%	38,166	2005
	10.000996	10.741008	7.40%	37,499	2004
	8.038347	10.000996	24.42%	39,235	2003
	10.000000	8.038347	-19.62%	26,288	2002*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.523301	5.23%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.590879	11.136196	5.15%	1,956	2010
	9.840028	10.590879	7.63%	4,223	2009
	11.167683	9.840028	-11.89%	2,677	2008
	10.787340	11.167683	3.53%	4,142	2007
	10.585324	10.787340	1.91%	4,730	2006
	10.349803	10.585324	2.28%	3,233	2005
	10.106459	10.349803	2.41%	4,816	2004
	10.000000	10.106459	1.06%	304	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.777630	34.058310	27.19%	0	2010

39

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	9.425929	10.457016	10.94%	30,666	2010
	7.963573	9.425929	18.36%	36,020	2009
	13.653741	7.963573	-41.67%	36,154	2008
	13.240528	13.653741	3.12%	39,313	2007
	11.507574	13.240528	15.06%	46,952	2006
	11.185969	11.507574	2.88%	64,664	2005
	10.226046	11.185969	9.39%	76,081	2004
	7.865875	10.226046	30.01%	56,557	2003
	10.000000	7.865875	-21.34%	11,687	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.944303	10.741870	8.02%	62,879	2010
	7.374690	9.944303	34.84%	78,454	2009
	12.460555	7.374690	-40.82%	91,152	2008
	11.152425	12.460555	11.73%	96,945	2007
	11.412206	11.152425	-2.28%	105,753	2006
	10.103416	11.412206	12.95%	113,038	2005
	9.481651	10.103416	6.56%	137,931	2004
	7.814576	9.481651	21.33%	143,570	2003
	10.000000	7.814576	-21.85%	29,198	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.960490	17.381158	24.50%	32,842	2010
	9.950179	13.960490	40.30%	34,539	2009
	15.746345	9.950179	-36.81%	42,149	2008
	15.771065	15.746345	-0.16%	48,190	2007
	14.040862	15.771065	12.32%	91,847	2006
	13.387932	14.040862	4.88%	97,837	2005
	11.431916	13.387932	17.11%	95,551	2004
	8.249926	11.431916	38.57%	109,082	2003
	10.000000	8.249926	-17.50%	28,024	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.979304	12.384804	3.39%	8,027	2010
	11.051399	11.979304	8.40%	7,884	2009
	11.418201	11.051399	-3.21%	5,677	2008
	10.604050	11.418201	7.68%	2,911	2007
	10.612998	10.604050	-0.08%	3,351	2006
	10.624530	10.612998	-0.11%	4,934	2005
	10.209525	10.624530	4.06%	61,587	2004
	10.000000	10.209525	2.10%	41,832	2003*

40

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.904366	11.091233	11.98%	16,591	2010
	8.550752	9.904366	15.83%	20,200	2009
	13.320515	8.550752	-35.81%	23,739	2008
	13.604193	13.320515	-2.09%	36,977	2007
	11.840884	13.604193	14.89%	45,517	2006
	11.518631	11.840884	2.80%	51,375	2005
	10.403643	11.518631	10.72%	59,867	2004
	8.187977	10.403643	27.06%	57,111	2003
	10.000000	8.187977	-18.12%	27,285	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ	9.421840	10.614330	12.66%	1,366	2010
	7.179172	9.421840	31.24%	2,188	2009
	11.158881	7.179172	-35.66%	2,188	2008
	10.555980	11.158881	5.71%	2,729	2007
	9.850240	10.555980	7.16%	4,160	2006
	9.690192	9.850240	1.65%	8,535	2005
	9.300371	9.690192	4.19%	8,981	2004
	7.519787	9.300371	23.68%	5,012	2003
	10.000000	7.519787	-24.80%	3,885	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.453984	11.828443	13.15%	25,518	2010
	8.696266	10.453984	20.21%	26,665	2009
	12.581969	8.696266	-30.88%	28,446	2008
	11.973760	12.581969	5.08%	31,277	2007
	10.476127	11.973760	14.30%	38,372	2006
	10.230139	10.476127	2.40%	43,872	2005
	9.925679	10.230139	3.07%	46,673	2004
	8.352453	9.925679	18.84%	48,865	2003
	10.000000	8.352453	-16.48%	13,964	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.871638	10.971775	11.14%	1,737	2010
	8.861682	9.871638	11.40%	1,841	2009
	12.811325	8.861682	-30.83%	3,106	2008
	11.881837	12.811325	7.82%	3,673	2007
	10.433920	11.881837	13.88%	3,403	2006
	10.431623	10.433920	0.02%	3,387	2005
	9.902567	10.431623	5.34%	4,057	2004
	8.127854	9.902567	21.83%	4,308	2003
	10.000000	8.127854	-18.72%	0	2002*

41

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	15.060120	16.942087	12.50%	24,943	2010
	10.042597	15.060120	49.96%	30,987	2009
	13.816672	10.042597	-27.32%	39,839	2008
	13.616011	13.816672	1.47%	58,668	2007
	12.520682	13.616011	8.75%	62,466	2006
	12.447427	12.520682	0.59%	62,652	2005
	11.488917	12.447427	8.34%	81,812	2004
	9.591337	11.488917	19.78%	101,204	2003
	10.000000	9.591337	-4.09%	17,537	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	12.552816	13.368212	6.50%	83,411	2010
	10.622331	12.552816	18.17%	88,719	2009
	11.682938	10.622331	-9.08%	110,059	2008
	11.299204	11.682938	3.40%	129,519	2007
	11.054918	11.299204	2.21%	137,740	2006
	11.130022	11.054918	-0.67%	144,714	2005
	10.953127	11.130022	1.62%	170,458	2004
	10.663471	10.953127	2.72%	197,933	2003
	10.000000	10.663471	6.63%	64,180	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.020265	11.325148	13.02%	97,212	2010
	7.844227	10.020265	27.74%	108,684	2009
	13.947281	7.844227	-43.76%	121,343	2008
	14.004360	13.947281	-0.41%	155,015	2007
	11.872536	14.004360	17.96%	170,458	2006
	11.434198	11.872536	3.83%	172,785	2005
	10.451884	11.434198	9.40%	208,334	2004
	8.172872	10.451884	27.89%	205,057	2003
	10.000000	8.172872	-18.27%	64,617	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.679833	10.573759	21.82%	46,450	2010
	6.896759	8.679833	25.85%	60,633	2009
	13.309020	6.896759	-48.18%	66,659	2008
	10.684904	13.309020	24.56%	69,491	2007
	10.193717	10.684904	4.82%	72,440	2006
	9.823689	10.193717	3.77%	77,118	2005
	9.686062	9.823689	1.42%	87,315	2004
	7.430451	9.686062	30.36%	82,137	2003
	10.000000	7.430451	-25.70%	27,789	2002*

42

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	16.956320	21.441605	26.45%	69,083	2010
	12.336663	16.956320	37.45%	76,594	2009
	20.770520	12.336663	-40.60%	84,145	2008
	18.312096	20.770520	13.43%	93,538	2007
	16.564027	18.312096	10.55%	100,019	2006
	14.270112	16.564027	16.07%	95,600	2005
	11.639512	14.270112	22.60%	85,722	2004
	8.560195	11.639512	35.97%	74,566	2003
	10.000000	8.560195	-14.40%	18,298	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.882452	14.295090	10.97%	71,671	2010
	10.379238	12.882452	24.12%	76,229	2009
	18.827629	10.379238	-44.87%	89,633	2008
	16.354999	18.827629	15.12%	95,651	2007
	14.114399	16.354999	15.87%	100,209	2006
	12.085430	14.114399	16.79%	102,815	2005
	10.843960	12.085430	11.45%	106,437	2004
	7.710394	10.843960	40.64%	112,956	2003
	10.000000	7.710394	-22.90%	29,320	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	11.428996	14.201111	24.26%	9,758	2010
	7.394566	11.428996	54.56%	6,623	2009
	15.434869	7.394566	-52.09%	7,493	2008
	14.885301	15.434869	3.69%	9,403	2007
	13.045908	14.885301	14.10%	10,177	2006
	12.949881	13.045908	0.74%	12,963	2005
	11.566397	12.949881	11.96%	11,672	2004
	7.473249	11.566397	54.77%	10,407	2003
	10.000000	7.473249	-25.27%	1,126	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.630216	9.778555	13.31%	10,892	2010
	7.268985	8.630216	18.73%	10,871	2009
	12.882480	7.268985	-43.57%	10,253	2008
	11.724195	12.882480	9.88%	10,119	2007
	11.239473	11.724195	4.31%	16,417	2006
	10.524645	11.239473	6.79%	19,838	2005
	10.063881	10.524645	4.58%	19,412	2004
	7.920987	10.063881	27.05%	22,433	2003
	10.000000	7.920987	-20.79%	14,447	2002*

43

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.695424	12.462184	16.52%	4,227	2010
	7.658878	10.695424	39.65%	4,590	2009
	14.729381	7.658878	-48.00%	4,623	2008
	13.548699	14.729381	8.71%	5,356	2007
	11.849141	13.548699	14.34%	5,592	2006
	11.025694	11.849141	7.47%	6,303	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	9.862573	10.597071	7.45%	4,551	2010
	7.835469	9.862573	25.87%	23,901	2009
	11.434100	7.835469	-31.47%	22,396	2008
	10.777823	11.434100	6.09%	26,773	2007
	10.000000	10.777823	7.78%	34,778	2006*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II - Q/NQ	9.515021	11.189122	17.59%	8,643	2010
	5.840648	9.515021	62.91%	10,456	2009
	11.671067	5.840648	-49.96%	11,184	2008
	10.174514	11.671067	14.71%	11,601	2007
	10.080181	10.174514	0.94%	14,251	2006
	9.521526	10.080181	5.87%	17,004	2005
	9.066790	9.521526	5.02%	22,655	2004
	7.256843	9.066790	24.94%	28,114	2003
	10.000000	7.256843	-27.43%	15,401	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ	10.685508	12.158837	13.79%	118,316	2010
	8.461179	10.685508	26.29%	143,110	2009
	13.401240	8.461179	-36.86%	156,066	2008
	13.952159	13.401240	-3.95%	191,828	2007
	12.224221	13.952159	14.14%	222,810	2006
	11.938074	12.224221	2.40%	230,681	2005
	10.336837	11.938074	15.49%	231,865	2004
	8.037160	10.336837	28.61%	215,783	2003
	10.000000	8.037160	-19.63%	55,747	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	7.766497	9.869233	27.07%	42,346	2010
	5.590638	7.766497	38.92%	45,744	2009
	11.743722	5.590638	-52.39%	50,815	2008
	10.904834	11.743722	7.69%	50,952	2007
	10.838360	10.904834	0.61%	52,565	2006
	10.713548	10.838360	1.16%	57,699	2005
	9.523855	10.713548	12.49%	70,459	2004
	7.088490	9.523855	34.36%	70,063	2003
	10.000000	7.088490	-29.12%	23,370	2002*

44

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.244952	15.034433	33.70%	14,189	2010
	7.017840	11.244952	60.23%	15,660	2009
	11.798581	7.017840	-40.52%	16,450	2008
	11.733538	11.798581	0.55%	20,549	2007
	10.563930	11.733538	11.07%	31,479	2006
	10.226135	10.563930	3.30%	35,394	2005
	9.789829	10.226135	4.46%	38,403	2004
	7.459964	9.789829	31.23%	39,144	2003
	10.000000	7.459964	-25.40%	12,944	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.038713	13.168233	9.38%	50,066	2010
	9.996365	12.038713	20.43%	56,773	2009
	15.112583	9.996365	-33.85%	59,736	2008
	14.282895	15.112583	5.81%	70,689	2007
	12.050714	14.282895	18.52%	65,279	2006
	11.508084	12.050714	4.72%	66,634	2005
	10.190358	11.508084	12.93%	64,580	2004
	8.308471	10.190358	22.65%	73,618	2003
	10.000000	8.308471	-16.92%	26,137	2002*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.724430	7.24%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.898494	10.249691	3.55%	22,853	2010
	8.880976	9.898494	11.46%	13,398	2009
	10.430732	8.880976	-14.86%	7,006	2008
	10.123616	10.430732	3.03%	7,006	2007
	9.877916	10.123616	2.49%	8,787	2006
	9.900293	9.877916	-0.23%	8,723	2005
	9.988556	9.900293	-0.88%	48,277	2004
	10.000000	9.988556	-0.11%	22,237	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.881167	11.624127	17.64%	9,270	2010
	8.184625	9.881167	20.73%	10,275	2009
	13.749672	8.184625	-40.47%	9,219	2008
	13.910027	13.749672	-1.15%	9,628	2007
	13.437060	13.910027	3.52%	10,602	2006
	13.277135	13.437060	1.20%	9,561	2005
	12.066688	13.277135	10.03%	8,889	2004
	9.810192	12.066688	23.00%	8,904	2003
	10.000000	9.810192	-1.90%	1,527	2002*

45

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.780466	13.025977	20.83%	1,352	2010
	8.340289	10.780466	29.26%	3,476	2009
	14.004101	8.340289	-40.44%	7,486	2008
	13.232854	14.004101	5.83%	7,988	2007
	11.832816	13.232854	11.83%	2,841	2006
	11.258724	11.832816	5.10%	0	2005
	10.000000	11.258724	12.59%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.412989	13.813869	11.29%	23,124	2010
	10.000000	12.412989	24.13%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.904167	9.606980	21.54%	0	2010
	6.110003	7.904167	29.36%	0	2009
	10.000000	6.110003	-38.90%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.481000	11.006772	5.02%	8,257	2010
	9.813706	10.481000	6.80%	8,257	2009
	10.000000	9.813706	-1.86%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.514681	22.242435	13.98%	3,540	2010
	12.166402	19.514681	60.40%	3,551	2009
	29.359343	12.166402	-58.56%	3,632	2008
	20.525465	29.359343	43.04%	4,460	2007
	15.282194	20.525465	34.31%	8,081	2006
	11.727649	15.282194	30.31%	5,947	2005
	10.000000	11.727649	17.28%	1,869	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.500180	12.850105	2.80%	91,703	2010
	12.408448	12.500180	0.74%	101,284	2009
	11.738064	12.408448	5.71%	125,022	2008
	11.164337	11.738064	5.14%	144,230	2007
	11.020604	11.164337	1.30%	211,618	2006
	10.877534	11.020604	1.32%	233,184	2005
	10.736668	10.877534	1.31%	299,112	2004
	10.726883	10.736668	0.09%	347,006	2003
	10.000000	10.726883	7.27%	191,592	2002*

46

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.788571	13.290291	12.74%	54,052	2010
	9.422814	11.788571	25.11%	54,088	2009
	15.170486	9.422814	-37.89%	54,932	2008
	14.558931	15.170486	4.20%	54,968	2007
	12.665956	14.558931	14.95%	72,449	2006
	11.931477	12.665956	6.16%	73,866	2005
	10.639301	11.931477	12.15%	108,843	2004
	8.203385	10.639301	29.69%	83,391	2003
	10.000000	8.203385	-17.97%	53,460	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.784925	12.273494	4.15%	67,298	2010
	10.984715	11.784925	7.28%	72,165	2009
	11.884834	10.984715	-7.57%	77,842	2008
	11.468184	11.884834	3.63%	83,837	2007
	10.983058	11.468184	4.42%	91,488	2006
	10.809357	10.983058	1.61%	95,319	2005
	10.502098	10.809357	2.93%	143,775	2004
	9.895838	10.502098	6.13%	162,571	2003
	10.000000	9.895838	-1.04%	43,219	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.945785	13.030994	9.08%	163,592	2010
	10.195277	11.945785	17.17%	197,666	2009
	13.497257	10.195277	-24.46%	210,228	2008
	12.989787	13.497257	3.91%	213,961	2007
	11.860570	12.989787	9.52%	231,534	2006
	11.447227	11.860570	3.61%	249,736	2005
	10.625957	11.447227	7.73%	362,284	2004
	8.999570	10.625957	18.07%	300,999	2003
	10.000000	8.999570	-10.00%	102,411	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.008250	13.325997	10.97%	179,123	2010
	9.815472	12.008250	22.34%	203,738	2009
	14.546762	9.815472	-32.52%	206,836	2008
	13.935085	14.546762	4.39%	221,690	2007
	12.369589	13.935085	12.66%	245,026	2006
	11.745826	12.369589	5.31%	305,801	2005
	10.654414	11.745826	10.24%	281,769	2004
	8.553922	10.654414	24.56%	247,166	2003
	10.000000	8.553922	-14.46%	48,463	2002*

47

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.017093	12.825438	6.73%	112,727	2010
	10.665626	12.017093	12.67%	149,769	2009
	12.765018	10.665626	-16.45%	150,100	2008
	12.261864	12.765018	4.10%	187,248	2007
	11.498511	12.261864	6.64%	220,534	2006
	11.188941	11.498511	2.77%	208,312	2005
	10.616601	11.188941	5.39%	240,796	2004
	9.494075	10.616601	11.82%	242,387	2003
	10.000000	9.494075	-5.06%	57,606	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.398912	11.210847	-1.65%	95,150	2010
	11.585286	11.398912	-1.61%	156,284	2009
	11.542601	11.585286	0.37%	345,698	2008
	11.200509	11.542601	3.05%	227,741	2007
	10.894355	11.200509	2.81%	117,777	2006
	10.788773	10.894355	0.98%	66,019	2005
	10.881482	10.788773	-0.85%	335,579	2004
	10.995248	10.881482	-1.03%	364,287	2003
	11.045897	10.995248	-0.46%	354,487	2002
	10.841575	11.045897	1.88%	106,990	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.063112	15.295503	8.76%	70,642	2010
	11.496194	14.063112	22.33%	76,876	2009
	14.132859	11.496194	-18.66%	38,883	2008
	13.735964	14.132859	2.89%	40,826	2007
	13.321271	13.735964	3.11%	40,505	2006
	13.255163	13.321271	0.50%	49,028	2005
	12.650922	13.255163	4.78%	137,603	2004
	11.473014	12.650922	10.27%	119,665	2003
	10.881227	11.473014	5.44%	83,817	2002
	10.619936	10.881227	2.46%	11,341	2001

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.277073	10.698968	4.11%	8,963	2010
	8.069635	10.277073	27.35%	8,894	2009
	15.323233	8.069635	-47.34%	9,500	2008
	15.172347	15.323233	0.99%	11,227	2007
	12.602422	15.172347	20.39%	10,187	2006
	11.460775	12.602422	9.96%	7,947	2005
	10.000000	11.460775	14.61%	4,410	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.033533	9.126546	13.61%	32,734	2010

48

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	8.002281	9.079086	13.46%	25,223	2010
	6.290201	8.002281	27.22%	29,270	2009
	10.000000	6.290201	-37.10%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.867363	8.723860	10.89%	39,323	2010
	6.278351	7.867363	25.31%	45,928	2009
	10.000000	6.278351	-37.22%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	8.005794	9.850491	23.04%	5,719	2010
	6.400139	8.005794	25.09%	9,333	2009
	12.172276	6.400139	-47.42%	16,057	2008
	11.303704	12.172276	7.68%	17,138	2007
	11.159692	11.303704	1.29%	20,600	2006
	10.531670	11.159692	5.96%	24,320	2005
	9.462300	10.531670	11.30%	25,807	2004
	7.176486	9.462300	31.85%	24,412	2003
	10.000000	7.176486	-28.24%	12,820	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	11.003320	13.686966	24.39%	15,082	2010
	8.889163	11.003320	23.78%	19,872	2009
	13.350955	8.889163	-33.42%	20,774	2008
	14.634144	13.350955	-8.77%	26,618	2007
	12.706555	14.634144	15.17%	45,721	2006
	12.569516	12.706555	1.09%	56,378	2005
	10.923700	12.569516	15.07%	52,235	2004
	7.099346	10.923700	53.87%	51,962	2003
	10.000000	7.099346	-29.01%	20,652	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.275883	15.089391	22.92%	17,208	2010
	9.285022	12.275883	32.21%	18,532	2009
	15.315167	9.285022	-39.37%	23,749	2008
	15.283977	15.315167	0.20%	22,439	2007
	13.905516	15.283977	9.91%	24,224	2006
	12.622595	13.905516	10.16%	31,024	2005
	10.804741	12.622595	16.82%	23,622	2004
	7.812843	10.804741	38.29%	18,806	2003
	10.000000	7.812843	-21.87%	4,315	2002*

49

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.604512	10.695235	11.36%	15,107	2010
	7.777888	9.604512	23.48%	15,231	2009
	13.544803	7.777888	-42.58%	14,401	2008
	12.765638	13.544803	6.10%	14,438	2007
	11.445402	12.765638	11.54%	18,453	2006
	10.871522	11.445402	5.28%	26,415	2005
	10.091753	10.871522	7.73%	27,486	2004
	8.064506	10.091753	25.14%	27,215	2003
	10.000000	8.064506	-19.35%	24,288	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.185158	9.199628	28.04%	42,564	2010
	5.583979	7.185158	28.67%	45,134	2009
	10.000000	5.583979	-44.16%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.894070	13.761488	6.73%	148,779	2010
	10.000000	12.894070	28.94%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.305112	20.879264	14.06%	31,241	2010
	13.323276	18.305112	37.39%	33,895	2009
	22.652004	13.323276	-41.18%	37,331	2008
	21.661296	22.652004	4.57%	42,640	2007
	18.713519	21.661296	15.75%	42,583	2006
	16.640631	18.713519	12.46%	42,688	2005
	14.194919	16.640631	17.23%	96,473	2004
	10.000000	14.194919	41.95%	79,550	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.717310	15.609676	13.80%	18,744	2010
	10.008607	13.717310	37.06%	19,735	2009
	17.055452	10.008607	-41.32%	23,790	2008
	16.348957	17.055452	4.32%	26,591	2007
	14.163207	16.348957	15.43%	28,962	2006
	12.625019	14.163207	12.18%	43,592	2005
	10.798234	12.625019	16.92%	45,722	2004
	7.685241	10.798234	40.51%	60,582	2003
	10.000000	7.685241	-23.15%	43,660	2002*

50

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	14.146563	15.968562	12.88%	87,238	2010
	12.147673	14.146563	16.45%	86,141	2009
	14.443710	12.147673	-15.90%	58,415	2008
	13.406695	14.443710	7.74%	89,184	2007
	12.711495	13.406695	5.47%	78,947	2006
	12.611516	12.711495	0.79%	68,372	2005
	11.825709	12.611516	6.64%	68,972	2004
	10.263009	11.825709	15.23%	89,007	2003
	10.000000	10.263009	2.63%	14,099	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.799065	11.162689	13.92%	71,381	2010
	7.784317	9.799065	25.88%	77,149	2009
	12.896562	7.784317	-39.64%	86,469	2008
	12.591365	12.896562	2.42%	225,129	2007
	11.155617	12.591365	12.87%	222,007	2006
	10.726443	11.155617	4.00%	246,567	2005
	9.992515	10.726443	7.34%	255,679	2004
	8.035612	9.992515	24.35%	248,619	2003
	10.000000	8.035612	-19.64%	102,039	2002*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.519755	5.20%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.555041	11.092882	5.10%	10,900	2010
	9.811712	10.555041	7.58%	9,340	2009
	11.141221	9.811712	-11.93%	10,924	2008
	10.767281	11.141221	3.47%	11,437	2007
	10.570988	10.767281	1.86%	9,340	2006
	10.341028	10.570988	2.22%	9,340	2005
	10.103021	10.341028	2.36%	9,340	2004
	10.000000	10.103021	1.03%	9,340	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.700686	33.943206	27.12%	0	2010

51

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	9.389265	10.411051	10.88%	0	2010
	7.936624	9.389265	18.30%	0	2009
	13.614475	7.936624	-41.70%	0	2008
	13.209197	13.614475	3.07%	0	2007
	11.486156	13.209197	15.00%	0	2006
	11.170807	11.486156	2.82%	0	2005
	10.217377	11.170807	9.33%	0	2004
	7.863195	10.217377	29.94%	0	2003
	10.000000	7.863195	-21.37%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.905580	10.694612	7.97%	0	2010
	7.349699	9.905580	34.78%	0	2009
	12.424669	7.349699	-40.85%	0	2008
	11.125986	12.424669	11.67%	0	2007
	11.390932	11.125986	-2.33%	0	2006
	10.089706	11.390932	12.90%	0	2005
	9.473601	10.089706	6.50%	0	2004
	7.811909	9.473601	21.27%	0	2003
	10.000000	7.811909	-21.88%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.906134	17.304699	24.44%	0	2010
	9.916493	13.906134	40.23%	0	2009
	15.701038	9.916493	-36.84%	0	2008
	15.733741	15.701038	-0.21%	0	2007
	14.014738	15.733741	12.27%	0	2006
	13.369789	14.014738	4.82%	0	2005
	11.422226	13.369789	17.05%	0	2004
	8.247115	11.422226	38.50%	0	2003
	10.000000	8.247115	-17.53%	0	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.938727	12.336573	3.33%	0	2010
	11.019566	11.938727	8.34%	0	2009
	11.391105	11.019566	-3.26%	0	2008
	10.584296	11.391105	7.62%	0	2007
	10.598601	10.584296	-0.13%	0	2006
	10.615502	10.598601	-0.16%	0	2005
	10.206041	10.615502	4.01%	0	2004
	10.000000	10.206041	2.06%	0	2003*

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.865794	11.042423	11.93%	0	2010
	8.521778	9.865794	15.77%	0	2009
	13.282152	8.521778	-35.84%	0	2008
	13.571960	13.282152	-2.14%	0	2007
	11.818826	13.571960	14.83%	0	2006
	11.502998	11.818826	2.75%	0	2005
	10.394810	11.502998	10.66%	0	2004
	8.185188	10.394810	27.00%	0	2003
	10.000000	8.185188	-18.15%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ	9.385178	10.567672	12.60%	0	2010
	7.154865	9.385178	31.17%	0	2009
	11.126770	7.154865	-35.70%	0	2008
	10.530982	11.126770	5.66%	0	2007
	9.831893	10.530982	7.11%	0	2006
	9.677053	9.831893	1.60%	0	2005
	9.292487	9.677053	4.14%	0	2004
	7.517227	9.292487	23.62%	0	2003
	10.000000	7.517227	-24.83%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.413303	11.776432	13.09%	0	2010
	8.666832	10.413303	20.15%	0	2009
	12.545760	8.666832	-30.92%	0	2008
	11.945414	12.545760	5.03%	0	2007
	10.456624	11.945414	14.24%	0	2006
	10.216264	10.456624	2.35%	0	2005
	9.917261	10.216264	3.01%	0	2004
	8.349612	9.917261	18.78%	0	2003
	10.000000	8.349612	-16.50%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.833184	10.923487	11.09%	0	2010
	8.831662	9.833184	11.34%	0	2009
	12.774421	8.831662	-30.86%	0	2008
	11.853660	12.774421	7.77%	0	2007
	10.414474	11.853660	13.82%	0	2006
	10.417474	10.414474	-0.03%	0	2005
	9.894163	10.417474	5.29%	0	2004
	8.125085	9.894163	21.77%	0	2003
	10.000000	8.125085	-18.75%	0	2002*

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	15.001517	16.867586	12.44%	0	2010
	10.008603	15.001517	49.89%	0	2009
	13.776926	10.008603	-27.35%	0	2008
	13.583787	13.776926	1.42%	0	2007
	12.497384	13.583787	8.69%	0	2006
	12.430568	12.497384	0.54%	0	2005
	11.479182	12.430568	8.29%	0	2004
	9.588070	11.479182	19.72%	0	2003
	10.000000	9.588070	-4.12%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	12.503927	13.309381	6.44%	0	2010
	10.586346	12.503927	18.11%	0	2009
	11.649293	10.586346	-9.12%	0	2008
	11.272423	11.649293	3.34%	0	2007
	11.034309	11.272423	2.16%	0	2006
	11.114919	11.034309	-0.73%	0	2005
	10.943828	11.114919	1.56%	0	2004
	10.659835	10.943828	2.66%	0	2003
	10.000000	10.659835	6.60%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.981241	11.275310	12.97%	0	2010
	7.817661	9.981241	27.68%	0	2009
	13.907156	7.817661	-43.79%	0	2008
	13.971218	13.907156	-0.46%	0	2007
	11.850441	13.971218	17.90%	0	2006
	11.418711	11.850441	3.78%	0	2005
	10.443034	11.418711	9.34%	0	2004
	8.170092	10.443034	27.82%	0	2003
	10.000000	8.170092	-18.30%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.646065	10.527289	21.76%	0	2010
	6.873424	8.646065	25.79%	0	2009
	13.270753	6.873424	-48.21%	0	2008
	10.659622	13.270753	24.50%	0	2007
	10.174755	10.659622	4.77%	0	2006
	9.810375	10.174755	3.71%	0	2005
	9.677853	9.810375	1.37%	0	2004
	7.427919	9.677853	30.29%	0	2003
	10.000000	7.427919	-25.72%	0	2002*

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	16.890294	21.347265	26.39%	0	2010
	12.294866	16.890294	37.38%	0	2009
	20.710699	12.294866	-40.64%	0	2008
	18.268700	20.710699	13.37%	0	2007
	16.533162	18.268700	10.50%	0	2006
	14.250749	16.533162	16.02%	0	2005
	11.629636	14.250749	22.54%	0	2004
	8.557274	11.629636	35.90%	0	2003
	10.000000	8.557274	-14.43%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.832305	14.232212	10.91%	0	2010
	10.344098	12.832305	24.05%	0	2009
	18.773450	10.344098	-44.90%	0	2008
	16.316280	18.773450	15.06%	0	2007
	14.088115	16.316280	15.82%	0	2006
	12.069047	14.088115	16.73%	0	2005
	10.834762	12.069047	11.39%	0	2004
	7.707771	10.834762	40.57%	0	2003
	10.000000	7.707771	-22.92%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	11.384502	14.138647	24.19%	0	2010
	7.369529	11.384502	54.48%	0	2009
	15.390458	7.369529	-52.12%	0	2008
	14.850050	15.390458	3.64%	0	2007
	13.021605	14.850050	14.04%	0	2006
	12.932313	13.021605	0.69%	0	2005
	11.556580	12.932313	11.90%	0	2004
	7.470696	11.556580	54.69%	0	2003
	10.000000	7.470696	-25.29%	0	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.596596	9.735503	13.25%	0	2010
	7.244363	8.596596	18.67%	0	2009
	12.845375	7.244363	-43.60%	0	2008
	11.696400	12.845375	9.82%	0	2007
	11.218519	11.696400	4.26%	0	2006
	10.510347	11.218519	6.74%	0	2005
	10.055332	10.510347	4.53%	0	2004
	7.918284	10.055332	26.99%	0	2003
	10.000000	7.918284	-20.82%	0	2002*

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.664672	12.420045	16.46%	0	2010
	7.640737	10.664672	39.58%	0	2009
	14.702008	7.640737	-48.03%	0	2008
	13.530439	14.702008	8.66%	0	2007
	11.839172	13.530439	14.29%	0	2006
	11.021997	11.839172	7.41%	0	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	9.844144	10.571893	7.39%	0	2010
	7.824811	9.844144	25.81%	0	2009
	11.424371	7.824811	-31.51%	0	2008
	10.774151	11.424371	6.03%	0	2007
	10.000000	10.774151	7.74%	0	2006*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II - Q/NQ	9.477990	11.139903	17.53%	0	2010
	5.820868	9.477990	62.83%	0	2009
	11.637462	5.820868	-49.98%	0	2008
	10.150406	11.637462	14.65%	0	2007
	10.061393	10.150406	0.88%	0	2006
	9.508612	10.061393	5.81%	0	2005
	9.059094	9.508612	4.96%	0	2004
	7.254368	9.059094	24.88%	0	2003
	10.000000	7.254368	-27.46%	0	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ	10.643910	12.105353	13.73%	0	2010
	8.432522	10.643910	26.22%	0	2009
	13.362668	8.432522	-36.89%	0	2008
	13.919126	13.362668	-4.00%	0	2007
	12.201464	13.919126	14.08%	0	2006
	11.921899	12.201464	2.34%	0	2005
	10.328081	11.921899	15.43%	0	2004
	8.034432	10.328081	28.55%	0	2003
	10.000000	8.034432	-19.66%	0	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	7.736257	9.825816	27.01%	0	2010
	5.571705	7.736257	38.85%	0	2009
	11.709929	5.571705	-52.42%	0	2008
	10.879010	11.709929	7.64%	0	2007
	10.818179	10.879010	0.56%	0	2006
	10.699013	10.818179	1.11%	0	2005
	9.515771	10.699013	12.43%	0	2004
	7.086071	9.515771	34.29%	0	2003
	10.000000	7.086071	-29.14%	0	2002*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.201176	14.968296	33.63%	0	2010
	6.994070	11.201176	60.15%	0	2009
	11.764628	6.994070	-40.55%	0	2008
	11.705757	11.764628	0.50%	0	2007
	10.544266	11.705757	11.02%	0	2006
	10.212272	10.544266	3.25%	0	2005
	9.781536	10.212272	4.40%	0	2004
	7.457427	9.781536	31.17%	0	2003
	10.000000	7.457427	-25.43%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.991826	13.110285	9.33%	0	2010
	9.962500	11.991826	20.37%	0	2009
	15.069070	9.962500	-33.89%	0	2008
	14.249058	15.069070	5.75%	0	2007
	12.028264	14.249058	18.46%	0	2006
	11.492468	12.028264	4.66%	0	2005
	10.181702	11.492468	12.87%	0	2004
	8.305633	10.181702	22.59%	0	2003
	10.000000	8.305633	-16.94%	0	2002*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.720815	7.21%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.864986	10.209806	3.50%	0	2010
	8.855412	9.864986	11.40%	0	2009
	10.405989	8.855412	-14.90%	0	2008
	10.104772	10.405989	2.98%	0	2007
	9.864528	10.104772	2.44%	0	2006
	9.891887	9.864528	-0.28%	0	2005
	9.985156	9.891887	-0.93%	0	2004
	10.000000	9.985156	-0.15%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.842719	11.573024	17.58%	0	2010
	8.156925	9.842719	20.67%	0	2009
	13.710117	8.156925	-40.50%	0	2008
	13.877105	13.710117	-1.20%	0	2007
	13.412068	13.877105	3.47%	0	2006
	13.259152	13.412068	1.15%	0	2005
	12.056469	13.259152	9.98%	0	2004
	9.806861	12.056469	22.94%	0	2003
	10.000000	9.806861	-1.93%	0	2002*

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.749471	12.981945	20.77%	0	2010
	8.320532	10.749471	29.19%	0	2009
	13.978067	8.320532	-40.47%	0	2008
	13.215001	13.978067	5.77%	0	2007
	11.822846	13.215001	11.78%	0	2006
	11.254941	11.822846	5.05%	0	2005
	10.000000	11.254941	12.55%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.408774	13.802178	11.23%	0	2010
	10.000000	12.408774	24.09%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.897457	9.593953	21.48%	0	2010
	6.107929	7.897457	29.30%	0	2009
	10.000000	6.107929	-38.92%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.472120	10.991856	4.96%	0	2010
	9.810381	10.472120	6.75%	0	2009
	10.000000	9.810381	-1.90%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.458594	22.167239	13.92%	0	2010
	12.137596	19.458594	60.32%	0	2009
	29.304806	12.137596	-58.58%	0	2008
	20.497800	29.304806	42.97%	0	2007
	15.269326	20.497800	34.24%	0	2006
	11.723703	15.269326	30.24%	0	2005
	10.000000	11.723703	17.24%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.451515	12.793568	2.75%	0	2010
	12.366429	12.451515	0.69%	0	2009
	11.704254	12.366429	5.66%	0	2008
	11.137875	11.704254	5.09%	0	2007
	11.000067	11.137875	1.25%	0	2006
	10.862764	11.000067	1.26%	0	2005
	10.727541	10.862764	1.26%	0	2004
	10.723232	10.727541	0.04%	0	2003
	10.000000	10.723232	7.23%	0	2002*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.741097	13.230055	12.68%	0	2010
	9.389637	11.741097	25.04%	0	2009
	15.124787	9.389637	-37.92%	0	2008
	14.522502	15.124787	4.15%	0	2007
	12.640673	14.522502	14.89%	0	2006
	11.913697	12.640673	6.10%	0	2005
	10.628853	11.913697	12.09%	0	2004
	8.199498	10.628853	29.63%	0	2003
	10.000000	8.199498	-18.01%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.737507	12.217905	4.09%	0	2010
	10.946084	11.737507	7.23%	0	2009
	11.849056	10.946084	-7.62%	0	2008
	11.439502	11.849056	3.58%	0	2007
	10.961134	11.439502	4.36%	0	2006
	10.793259	10.961134	1.56%	0	2005
	10.491789	10.793259	2.87%	0	2004
	9.891153	10.491789	6.07%	0	2003
	10.000000	9.891153	-1.09%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.897721	12.971979	9.03%	0	2010
	10.159426	11.897721	17.11%	0	2009
	13.456647	10.159426	-24.50%	0	2008
	12.957311	13.456647	3.85%	0	2007
	11.836907	12.957311	9.47%	0	2006
	11.430176	11.836907	3.56%	0	2005
	10.615527	11.430176	7.67%	0	2004
	8.995312	10.615527	18.01%	0	2003
	10.000000	8.995312	-10.05%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.959902	13.265593	10.92%	0	2010
	9.780927	11.959902	22.28%	0	2009
	14.502953	9.780927	-32.56%	0	2008
	13.900226	14.502953	4.34%	0	2007
	12.344896	13.900226	12.60%	0	2006
	11.728326	12.344896	5.26%	0	2005
	10.643945	11.728326	10.19%	0	2004
	8.549857	10.643945	24.49%	0	2003
	10.000000	8.549857	-14.50%	0	2002*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.968718	12.767323	6.67%	0	2010
	10.628096	11.968718	12.61%	0	2009
	12.726582	10.628096	-16.49%	0	2008
	12.231204	12.726582	4.05%	0	2007
	11.475585	12.231204	6.58%	0	2006
	11.172292	11.475585	2.71%	0	2005
	10.606188	11.172292	5.34%	0	2004
	9.489589	10.606188	11.77%	0	2003
	10.000000	9.489589	-5.10%	0	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.137615	10.948291	-1.70%	0	2010
	11.325476	11.137615	-1.66%	0	2009
	11.289488	11.325476	0.32%	0	2008
	10.960502	11.289488	3.00%	0	2007
	10.666317	10.960502	2.76%	0	2006
	10.568302	10.666317	0.93%	0	2005
	10.664538	10.568302	-0.90%	11,696	2004
	10.781517	10.664538	-1.08%	14,510	2003
	10.836691	10.781517	-0.51%	45,596	2002
	10.641677	10.836691	1.83%	52,509	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.551342	14.731399	8.71%	0	2010
	11.083470	13.551342	22.27%	0	2009
	13.632414	11.083470	-18.70%	0	2008
	13.256349	13.632414	2.84%	0	2007
	12.862646	13.256349	3.06%	0	2006
	12.805314	12.862646	0.45%	0	2005
	12.227805	12.805314	4.72%	698	2004
	11.094926	12.227805	10.21%	664	2003
	10.527978	11.094926	5.39%	611	2002
	10.280419	10.527978	2.41%	1,734	2001

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.247542	10.662797	4.05%	0	2010
	8.050535	10.247542	27.29%	0	2009
	15.294761	8.050535	-47.36%	0	2008
	15.151912	15.294761	0.94%	0	2007
	12.591824	15.151912	20.33%	0	2006
	11.456941	12.591824	9.91%	0	2005
	10.000000	11.456941	14.57%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.026722	9.114191	13.55%	0	2010

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.995483	9.066774	13.40%	0	2010
	6.288065	7.995483	27.15%	0	2009
	10.000000	6.288065	-37.12%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.860693	8.712042	10.83%	0	2010
	6.276217	7.860693	25.25%	0	2009
	10.000000	6.276217	-37.24%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	7.974596	9.807122	22.98%	0	2010
	6.378436	7.974596	25.02%	0	2009
	12.137212	6.378436	-47.45%	0	2008
	11.276915	12.137212	7.63%	0	2007
	11.138897	11.276915	1.24%	0	2006
	10.517384	11.138897	5.91%	0	2005
	9.454262	10.517384	11.24%	0	2004
	7.174030	9.454262	31.78%	0	2003
	10.000000	7.174030	-28.26%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	10.960475	13.626743	24.33%	0	2010
	8.859064	10.960475	23.72%	0	2009
	13.312533	8.859064	-33.45%	0	2008
	14.599504	13.312533	-8.82%	0	2007
	12.682909	14.599504	15.11%	0	2006
	12.552481	12.682909	1.04%	0	2005
	10.914432	12.552481	15.01%	0	2004
	7.096924	10.914432	53.79%	0	2003
	10.000000	7.096924	-29.03%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.228126	15.023074	22.86%	0	2010
	9.253611	12.228126	32.14%	0	2009
	15.271115	9.253611	-39.40%	0	2008
	15.247809	15.271115	0.15%	0	2007
	13.879643	15.247809	9.86%	0	2006
	12.605492	13.879643	10.11%	0	2005
	10.795581	12.605492	16.77%	0	2004
	7.810180	10.795581	38.22%	0	2003
	10.000000	7.810180	-21.90%	0	2002*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.567084	10.648146	11.30%	0	2010
	7.751518	9.567084	23.42%	0	2009
	13.505776	7.751518	-42.61%	0	2008
	12.735368	13.505776	6.05%	0	2007
	11.424061	12.735368	11.48%	0	2006
	10.856762	11.424061	5.23%	0	2005
	10.083182	10.856762	7.67%	0	2004
	8.061756	10.083182	25.07%	0	2003
	10.000000	8.061756	-19.38%	0	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.179054	9.187145	27.97%	0	2010
	5.582069	7.179054	28.61%	0	2009
	10.000000	5.582069	-44.18%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.889699	13.749831	6.67%	0	2010
	10.000000	12.889699	28.90%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.243138	20.798018	14.00%	0	2010
	13.284926	18.243138	37.32%	0	2009
	22.598324	13.284926	-41.21%	0	2008
	21.621027	22.598324	4.52%	0	2007
	18.688207	21.621027	15.69%	0	2006
	16.626541	18.688207	12.40%	0	2005
	14.190099	16.626541	17.17%	1,496	2004
	10.000000	14.190099	41.90%	845	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.663938	15.541049	13.74%	0	2010
	9.974739	13.663938	36.99%	0	2009
	17.006390	9.974739	-41.35%	0	2008
	16.310261	17.006390	4.27%	0	2007
	14.136850	16.310261	15.37%	0	2006
	12.607909	14.136850	12.13%	0	2005
	10.789075	12.607909	16.86%	0	2004
	7.682628	10.789075	40.43%	0	2003
	10.000000	7.682628	-23.17%	0	2002*

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	14.091474	15.898277	12.82%	0	2010
	12.106521	14.091474	16.40%	0	2009
	14.402104	12.106521	-15.94%	0	2008
	13.374922	14.402104	7.68%	0	2007
	12.687820	13.374922	5.42%	0	2006
	12.594409	12.687820	0.74%	0	2005
	11.815672	12.594409	6.59%	0	2004
	10.259512	11.815672	15.17%	0	2003
	10.000000	10.259512	2.60%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.760937	11.113611	13.86%	0	2010
	7.757975	9.760937	25.82%	0	2009
	12.859458	7.757975	-39.67%	0	2008
	12.561562	12.859458	2.37%	0	2007
	11.134859	12.561562	12.81%	0	2006
	10.711915	11.134859	3.95%	0	2005
	9.984055	10.711915	7.29%	0	2004
	8.032878	9.984055	24.29%	0	2003
	10.000000	8.032878	-19.67%	0	2002*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.516214	5.16%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.519334	11.049723	5.04%	0	2010
	9.783489	10.519334	7.52%	0	2009
	11.114815	9.783489	-11.98%	0	2008
	10.747251	11.114815	3.42%	0	2007
	10.556674	10.747251	1.81%	0	2006
	10.332268	10.556674	2.17%	0	2005
	10.099592	10.332268	2.30%	0	2004
	10.000000	10.099592	1.00%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.623921	33.828442	27.06%	0	2010

63

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	9.352675	10.365210	10.83%	1,103	2010
	7.909722	9.352675	18.24%	1,137	2009
	13.575259	7.909722	-41.73%	3,404	2008
	13.177891	13.575259	3.02%	5,033	2007
	11.464744	13.177891	14.94%	5,124	2006
	11.155640	11.464744	2.77%	16,383	2005
	10.208693	11.155640	9.28%	19,571	2004
	7.860510	10.208693	29.87%	16,219	2003
	10.000000	7.860510	-21.39%	2,393	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.866991	10.647536	7.91%	1,774	2010
	7.324797	9.866991	34.71%	2,041	2009
	12.388901	7.324797	-40.88%	3,545	2008
	11.099637	12.388901	11.62%	7,185	2007
	11.369717	11.099637	-2.38%	7,394	2006
	10.076008	11.369717	12.84%	7,759	2005
	9.465558	10.076008	6.45%	9,219	2004
	7.809244	9.465558	21.21%	7,741	2003
	10.000000	7.809244	-21.91%	4,231	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.851931	17.228495	24.38%	8,494	2010
	9.882870	13.851931	40.16%	9,849	2009
	15.655792	9.882870	-36.87%	8,832	2008
	15.696430	15.655792	-0.26%	15,658	2007
	13.988608	15.696430	12.21%	15,022	2006
	13.351634	13.988608	4.77%	19,867	2005
	11.412519	13.351634	16.99%	23,333	2004
	8.244298	11.412519	38.43%	24,711	2003
	10.000000	8.244298	-17.56%	12,998	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.898278	12.288522	3.28%	2,647	2010
	10.987820	11.898278	8.29%	5,700	2009
	11.364069	10.987820	-3.31%	4,037	2008
	10.564578	11.364069	7.57%	2,086	2007
	10.584226	10.564578	-0.19%	2,311	2006
	10.606483	10.584226	-0.21%	10,761	2005
	10.202557	10.606483	3.96%	9,569	2004
	10.000000	10.202557	2.03%	2,837	2003*

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.827393	10.993856	11.87%	6,923	2010
	8.492932	9.827393	15.71%	6,768	2009
	13.243943	8.492932	-35.87%	5,761	2008
	13.539848	13.243943	-2.19%	7,138	2007
	11.796828	13.539848	14.78%	7,214	2006
	11.487418	11.796828	2.69%	9,910	2005
	10.386009	11.487418	10.60%	7,487	2004
	8.182403	10.386009	26.93%	4,423	2003
	10.000000	8.182403	-18.18%	782	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ	9.348612	10.521140	12.54%	0	2010
	7.130619	9.348612	31.11%	0	2009
	11.094724	7.130619	-35.73%	0	2008
	10.506025	11.094724	5.60%	0	2007
	9.813575	10.506025	7.06%	0	2006
	9.663913	9.813575	1.55%	1,344	2005
	9.284596	9.663913	4.09%	0	2004
	7.514660	9.284596	23.55%	277	2003
	10.000000	7.514660	-24.85%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.372722	11.724585	13.03%	10,372	2010
	8.637458	10.372722	20.09%	11,573	2009
	12.509628	8.637458	-30.95%	12,430	2008
	11.917107	12.509628	4.97%	17,908	2007
	10.437136	11.917107	14.18%	20,133	2006
	10.202403	10.437136	2.30%	20,569	2005
	9.908839	10.202403	2.96%	18,841	2004
	8.346767	9.908839	18.71%	14,625	2003
	10.000000	8.346767	-16.53%	3,227	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.794887	10.875410	11.03%	0	2010
	8.801740	9.794887	11.28%	664	2009
	12.737639	8.801740	-30.90%	664	2008
	11.825593	12.737639	7.71%	664	2007
	10.395074	11.825593	13.76%	664	2006
	10.403340	10.395074	-0.08%	664	2005
	9.885766	10.403340	5.24%	664	2004
	8.122319	9.885766	21.71%	664	2003
	10.000000	8.122319	-18.78%	0	2002*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	14.943121	16.793373	12.38%	13,212	2010
	9.974709	14.943121	49.81%	12,901	2009
	13.737261	9.974709	-27.39%	15,969	2008
	13.551613	13.737261	1.37%	14,702	2007
	12.474100	13.551613	8.64%	13,761	2006
	12.413700	12.474100	0.49%	21,186	2005
	11.469444	12.413700	8.23%	27,546	2004
	9.584812	11.469444	19.66%	29,568	2003
	10.000000	9.584812	-4.15%	4,947	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	12.455261	13.250842	6.39%	30,150	2010
	10.550503	12.455261	18.05%	43,165	2009
	11.615749	10.550503	-9.17%	37,022	2008
	11.245717	11.615749	3.29%	44,323	2007
	11.013768	11.245717	2.11%	45,577	2006
	11.099842	11.013768	-0.78%	47,557	2005
	10.934545	11.099842	1.51%	57,710	2004
	10.656222	10.934545	2.61%	57,281	2003
	10.000000	10.656222	6.56%	18,269	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.942382	11.225704	12.91%	36,562	2010
	7.791184	9.942382	27.61%	55,137	2009
	13.867116	7.791184	-43.82%	58,213	2008
	13.938120	13.867116	-0.51%	74,593	2007
	11.828360	13.938120	17.84%	74,848	2006
	11.403215	11.828360	3.73%	78,527	2005
	10.434172	11.403215	9.29%	99,187	2004
	8.167310	10.434172	27.76%	113,564	2003
	10.000000	8.167310	-18.33%	38,138	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.612382	10.480936	21.70%	20,945	2010
	6.850136	8.612382	25.73%	24,541	2009
	13.232542	6.850136	-48.23%	26,675	2008
	10.634356	13.232542	24.43%	34,002	2007
	10.155792	10.634356	4.71%	39,174	2006
	9.797062	10.155792	3.66%	42,982	2005
	9.669636	9.797062	1.32%	44,695	2004
	7.425381	9.669636	30.22%	43,625	2003
	10.000000	7.425381	-25.75%	16,545	2002*

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	16.824553	21.253379	26.32%	21,637	2010
	12.253241	16.824553	37.31%	27,327	2009
	20.651102	12.253241	-40.67%	31,103	2008
	18.225445	20.651102	13.31%	38,824	2007
	16.502389	18.225445	10.44%	39,634	2006
	14.231433	16.502389	15.96%	37,511	2005
	11.619784	14.231433	22.48%	40,164	2004
	8.554371	11.619784	35.83%	37,949	2003
	10.000000	8.554371	-14.46%	7,132	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.782281	14.169539	10.85%	13,393	2010
	10.309022	12.782281	23.99%	13,430	2009
	18.719352	10.309022	-44.93%	16,073	2008
	16.277588	18.719352	15.00%	33,421	2007
	14.061842	16.277588	15.76%	30,897	2006
	12.052647	14.061842	16.67%	35,536	2005
	10.825551	12.052647	11.34%	40,518	2004
	7.705133	10.825551	40.50%	31,791	2003
	10.000000	7.705133	-22.95%	11,503	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	11.340164	14.076425	24.13%	9,647	2010
	7.344562	11.340164	54.40%	8,241	2009
	15.346163	7.344562	-52.14%	6,904	2008
	14.814898	15.346163	3.59%	13,749	2007
	12.997377	14.814898	13.98%	14,529	2006
	12.914794	12.997377	0.64%	15,674	2005
	11.546790	12.914794	11.85%	16,032	2004
	7.468157	11.546790	54.61%	15,579	2003
	10.000000	7.468157	-25.32%	6,168	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.563124	9.692673	13.19%	5,422	2010
	7.219820	8.563124	18.61%	6,706	2009
	12.808389	7.219820	-43.63%	6,712	2008
	11.668696	12.808389	9.77%	6,812	2007
	11.197624	11.668696	4.21%	8,643	2006
	10.496094	11.197624	6.68%	7,847	2005
	10.046793	10.496094	4.47%	5,451	2004
	7.915583	10.046793	26.92%	5,042	2003
	10.000000	7.915583	-20.84%	3,268	2002*

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.633981	12.378008	16.40%	337	2010
	7.622629	10.633981	39.51%	160	2009
	14.674642	7.622629	-48.06%	1,335	2008
	13.512160	14.674642	8.60%	1,806	2007
	11.829178	13.512160	14.23%	1,806	2006
	11.018283	11.829178	7.36%	3,478	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	9.825752	10.546776	7.34%	4,188	2010
	7.814161	9.825752	25.74%	3,210	2009
	11.414639	7.814161	-31.54%	3,834	2008
	10.770472	11.414639	5.98%	3,995	2007
	10.000000	10.770472	7.70%	4,557	2006*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II - Q/NQ	9.441065	11.090860	17.47%	7,203	2010
	5.801147	9.441065	62.74%	9,214	2009
	11.603963	5.801147	-50.01%	11,824	2008
	10.126364	11.603963	14.59%	12,010	2007
	10.042657	10.126364	0.83%	18,251	2006
	9.495711	10.042657	5.76%	19,893	2005
	9.051413	9.495711	4.91%	22,219	2004
	7.251893	9.051413	24.81%	20,874	2003
	10.000000	7.251893	-27.48%	4,306	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ	10.602484	12.052117	13.67%	44,612	2010
	8.403975	10.602484	26.16%	52,697	2009
	13.324216	8.403975	-36.93%	56,439	2008
	13.886162	13.324216	-4.05%	68,411	2007
	12.178737	13.886162	14.02%	78,740	2006
	11.905725	12.178737	2.29%	94,701	2005
	10.319314	11.905725	15.37%	108,711	2004
	8.031686	10.319314	28.48%	93,488	2003
	10.000000	8.031686	-19.68%	16,176	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	7.706118	9.782563	26.95%	15,765	2010
	5.552820	7.706118	38.78%	18,669	2009
	11.676193	5.552820	-52.44%	17,463	2008
	10.853219	11.676193	7.58%	17,584	2007
	10.798009	10.853219	0.51%	17,966	2006
	10.684489	10.798009	1.06%	24,248	2005
	9.507688	10.684489	12.38%	27,673	2004
	7.083647	9.507688	34.22%	27,267	2003
	10.000000	7.083647	-29.16%	8,482	2002*

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.157528	14.902400	33.56%	2,446	2010
	6.970366	11.157528	60.07%	3,797	2009
	11.730731	6.970366	-40.58%	3,679	2008
	11.678015	11.730731	0.45%	4,255	2007
	10.524618	11.678015	10.96%	4,576	2006
	10.198426	10.524618	3.20%	5,449	2005
	9.773225	10.198426	4.35%	8,860	2004
	7.454879	9.773225	31.10%	9,574	2003
	10.000000	7.454879	-25.45%	967	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.945131	13.052601	9.27%	17,940	2010
	9.928761	11.945131	20.31%	24,826	2009
	15.025703	9.928761	-33.92%	22,027	2008
	14.215319	15.025703	5.70%	29,098	2007
	12.005873	14.215319	18.40%	27,343	2006
	11.476897	12.005873	4.61%	23,118	2005
	10.173073	11.476897	12.82%	27,299	2004
	8.302808	10.173073	22.53%	25,487	2003
	10.000000	8.302808	-16.97%	16,845	2002*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.717202	7.17%	3,807	2010*

Neuberger Berman Management Trust - Short Duration Bond Portfolio: I Class - Q/NQ	9.831558	10.170023	3.44%	10,512	2010
	8.829886	9.831558	11.34%	23,231	2009
	10.381283	8.829886	-14.94%	4,138	2008
	10.085950	10.381283	2.93%	21,656	2007
	9.851160	10.085950	2.38%	6,223	2006
	9.883486	9.851160	-0.33%	5,171	2005
	9.981747	9.883486	-0.98%	5,222	2004
	10.000000	9.981747	-0.18%	3,840	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.804385	11.522095	17.52%	5,709	2010
	8.129291	9.804385	20.61%	4,734	2009
	13.670639	8.129291	-40.53%	4,577	2008
	13.844223	13.670639	-1.25%	4,626	2007
	13.387078	13.844223	3.41%	4,624	2006
	13.241168	13.387078	1.10%	5,643	2005
	12.046236	13.241168	9.92%	4,554	2004
	9.803520	12.046236	22.88%	4,340	2003
	10.000000	9.803520	-1.96%	1,228	2002*

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.718556	12.938030	20.71%	202	2010
	8.300816	10.718556	29.13%	377	2009
	13.952052	8.300816	-40.50%	573	2008
	13.197166	13.952052	5.72%	2,059	2007
	11.812879	13.197166	11.72%	906	2006
	11.251154	11.812879	4.99%	1,149	2005
	10.000000	11.251154	12.51%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.404567	13.790494	11.17%	11,487	2010
	10.000000	12.404567	24.05%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.890737	9.580926	21.42%	0	2010
	6.105844	7.890737	29.23%	0	2009
	10.000000	6.105844	-38.94%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.463248	10.976951	4.91%	0	2010
	9.807050	10.463248	6.69%	0	2009
	10.000000	9.807050	-1.93%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.402636	22.092277	13.86%	3,324	2010
	12.108847	19.402636	60.24%	1,994	2009
	29.250342	12.108847	-58.60%	2,143	2008
	20.470158	29.250342	42.89%	6,553	2007
	15.256471	20.470158	34.17%	4,523	2006
	11.719770	15.256471	30.18%	1,457	2005
	10.000000	11.719770	17.20%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.403060	12.737308	2.69%	45,072	2010
	12.324571	12.403060	0.64%	52,803	2009
	11.670569	12.324571	5.60%	65,876	2008
	11.111495	11.670569	5.03%	61,868	2007
	10.979577	11.111495	1.20%	54,678	2006
	10.848039	10.979577	1.21%	53,592	2005
	10.718448	10.848039	1.21%	62,357	2004
	10.719586	10.718448	-0.01%	97,096	2003
	10.000000	10.719586	7.20%	26,741	2002*

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.558347	13.017499	12.62%	16,050	2010
	9.248197	11.558347	24.98%	17,893	2009
	14.904562	9.248197	-37.95%	23,052	2008
	14.318370	14.904562	4.09%	26,812	2007
	12.469319	14.318370	14.83%	25,829	2006
	11.758161	12.469319	6.05%	25,914	2005
	10.495425	11.758161	12.03%	30,945	2004
	8.100685	10.495425	29.56%	30,045	2003
	10.116319	8.100685	-19.92%	3,279	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.710202	12.183286	4.04%	40,473	2010
	10.926170	11.710202	7.18%	25,667	2009
	11.833511	10.926170	-7.67%	30,156	2008
	11.430348	11.833511	3.53%	31,253	2007
	10.957934	11.430348	4.31%	37,065	2006
	10.795581	10.957934	1.50%	47,268	2005
	10.499391	10.795581	2.82%	79,660	2004
	9.903364	10.499391	6.02%	98,513	2003
	10.039249	9.903364	-1.35%	50,900	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.787050	12.844780	8.97%	192,920	2010
	10.070044	11.787050	17.05%	242,025	2009
	13.345056	10.070044	-24.54%	244,555	2008
	12.856442	13.345056	3.80%	271,344	2007
	11.750727	12.856442	9.41%	290,049	2006
	11.352722	11.750727	3.51%	288,688	2005
	10.548952	11.352722	7.62%	258,522	2004
	8.943444	10.548952	17.95%	192,867	2003
	10.069222	8.943444	-11.18%	112,262	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.822636	13.106674	10.86%	45,662	2010
	9.673596	11.822636	22.22%	72,620	2009
	14.351116	9.673596	-32.59%	68,538	2008
	13.761730	14.351116	4.28%	79,430	2007
	12.228101	13.761730	12.54%	90,442	2006
	11.623257	12.228101	5.20%	94,481	2005
	10.553956	11.623257	10.13%	139,526	2004
	8.481877	10.553956	24.43%	156,546	2003
	10.107544	8.481877	-16.08%	37,215	2002*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.906084	12.694057	6.62%	24,492	2010
	10.577860	11.906084	12.56%	53,180	2009
	12.672875	10.577860	-16.53%	61,211	2008
	12.185802	12.672875	4.00%	90,389	2007
	11.438776	12.185802	6.53%	95,303	2006
	11.142118	11.438776	2.66%	99,615	2005
	10.582927	11.142118	5.28%	116,353	2004
	9.473594	10.582927	11.71%	124,117	2003
	10.060109	9.473594	-5.83%	33,697	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.077304	10.883466	-1.75%	92,536	2010
	11.269880	11.077304	-1.71%	110,661	2009
	11.239786	11.269880	0.27%	166,819	2008
	10.917831	11.239786	2.95%	38,324	2007
	10.630182	10.917831	2.71%	56,902	2006
	10.537846	10.630182	0.88%	35,564	2005
	10.639218	10.537846	-0.95%	60,520	2004
	10.761392	10.639218	-1.14%	78,913	2003
	10.821968	10.761392	-0.56%	49,427	2002
	10.632658	10.821968	1.78%	0	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.478009	14.644228	8.65%	12,697	2010
	11.029104	13.478009	22.20%	13,354	2009
	13.572447	11.029104	-18.74%	16,289	2008
	13.204800	13.572447	2.78%	18,512	2007
	12.819122	13.204800	3.01%	12,957	2006
	12.768454	12.819122	0.40%	13,292	2005
	12.198805	12.768454	4.67%	20,361	2004
	11.074251	12.198805	10.15%	20,325	2003
	10.513712	11.074251	5.33%	10,063	2002
	10.271747	10.513712	2.36%	977	2001*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.218016	10.626678	4.00%	2,443	2010
	8.031437	10.218016	27.23%	3,257	2009
	15.266276	8.031437	-47.39%	9,167	2008
	15.131435	15.266276	0.89%	14,363	2007
	12.581194	15.131435	20.27%	14,520	2006
	11.453079	12.581194	9.85%	8,715	2005
	10.000000	11.453079	14.53%	5,298	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.019906	9.101822	13.49%	16,913	2010

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.988688	9.054459	13.34%	9,660	2010
	6.285917	7.988688	27.09%	16,052	2009
	10.000000	6.285917	-37.14%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.854021	8.700219	10.77%	16,484	2010
	6.274075	7.854021	25.18%	16,985	2009
	10.000000	6.274075	-37.26%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	7.943551	9.763985	22.92%	7,455	2010
	6.356838	7.943551	24.96%	6,796	2009
	12.102284	6.356838	-47.47%	8,109	2008
	11.250210	12.102284	7.57%	5,885	2007
	11.118175	11.250210	1.19%	5,710	2006
	10.503122	11.118175	5.86%	11,280	2005
	9.446250	10.503122	11.19%	13,644	2004
	7.171586	9.446250	31.72%	13,212	2003
	10.000000	7.171586	-28.28%	1,918	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	10.917777	13.566762	24.26%	12,721	2010
	8.829043	10.917777	23.66%	5,647	2009
	13.274204	8.829043	-33.49%	4,494	2008
	14.564910	13.274204	-8.86%	8,546	2007
	12.659285	14.564910	15.05%	9,810	2006
	12.535451	12.659285	0.99%	11,511	2005
	10.905184	12.535451	14.95%	12,580	2004
	7.094503	10.905184	53.71%	11,989	2003
	10.000000	7.094503	-29.05%	1,537	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.180467	14.956921	22.79%	10,518	2010
	9.222241	12.180467	32.08%	11,560	2009
	15.227118	9.222241	-39.44%	13,225	2008
	15.211658	15.227118	0.10%	15,690	2007
	13.853774	15.211658	9.80%	15,851	2006
	12.588380	13.853774	10.05%	10,922	2005
	10.786411	12.588380	16.71%	18,700	2004
	7.807512	10.786411	38.15%	20,970	2003
	10.000000	7.807512	-21.92%	10,156	2002*

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.529839	10.601310	11.24%	3,141	2010
	7.725269	9.529839	23.36%	10,192	2009
	13.466920	7.725269	-42.64%	13,720	2008
	12.705219	13.466920	6.00%	11,131	2007
	11.402794	12.705219	11.42%	11,499	2006
	10.842043	11.402794	5.17%	8,738	2005
	10.074639	10.842043	7.62%	8,849	2004
	8.059011	10.074639	25.01%	11,358	2003
	10.000000	8.059011	-19.41%	2,478	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.172938	9.174654	27.91%	18,939	2010
	5.580156	7.172938	28.54%	21,922	2009
	10.000000	5.580156	-44.20%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.885329	13.738189	6.62%	74,673	2010
	10.000000	12.885329	28.85%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.181349	20.717040	13.95%	18,675	2010
	13.246673	18.181349	37.25%	25,448	2009
	22.544746	13.246673	-41.24%	30,530	2008
	21.580799	22.544746	4.47%	35,490	2007
	18.662895	21.580799	15.63%	35,280	2006
	16.612442	18.662895	12.34%	34,351	2005
	14.185285	16.612442	17.11%	38,230	2004
	10.000000	14.185285	41.85%	32,965	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.610733	15.472666	13.68%	13,785	2010
	9.940959	13.610733	36.92%	16,427	2009
	16.957453	9.940959	-41.38%	19,328	2008
	16.271642	16.957453	4.21%	26,306	2007
	14.110528	16.271642	15.32%	27,103	2006
	12.590817	14.110528	12.07%	36,678	2005
	10.779925	12.590817	16.80%	39,236	2004
	7.680006	10.779925	40.36%	46,023	2003
	10.000000	7.680006	-23.20%	38,577	2002*

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	14.036656	15.828384	12.76%	14,375	2010
	12.065566	14.036656	16.34%	10,792	2009
	14.360690	12.065566	-15.98%	18,788	2008
	13.343271	14.360690	7.62%	25,364	2007
	12.664197	13.343271	5.36%	29,653	2006
	12.577343	12.664197	0.69%	20,904	2005
	11.805665	12.577343	6.45%	23,842	2004
	10.256033	11.805665	15.11%	25,181	2003
	10.000000	10.256033	2.56%	5,104	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.722903	11.064686	13.80%	23,907	2010
	7.731681	9.722903	25.75%	26,007	2009
	12.822414	7.731681	-39.70%	26,797	2008
	12.531788	12.822414	2.32%	41,940	2007
	11.114107	12.531788	12.76%	49,770	2006
	10.697373	11.114107	3.90%	48,615	2005
	9.975566	10.697373	7.24%	51,445	2004
	8.030134	9.975566	24.23%	43,529	2003
	10.000000	8.030134	-19.70%	29,354	2002*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.512665	5.13%	3,461	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.483703	11.006698	4.99%	13,380	2010
	9.755312	10.483703	7.47%	3,335	2009
	11.088437	9.755312	-12.02%	4,527	2008
	10.727232	11.088437	3.37%	5,826	2007
	10.542363	10.727232	1.75%	5,868	2006
	10.323495	10.542363	2.12%	2,483	2005
	10.096155	10.323495	2.25%	0	2004
	10.000000	10.096155	0.96%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.547303	33.713949	27.00%	2,539	2010

75

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	9.316217	10.319559	10.77%	5,815	2010
	7.882902	9.316217	18.18%	7,792	2009
	13.536137	7.882902	-41.76%	8,053	2008
	13.146648	13.536137	2.96%	8,565	2007
	11.443375	13.146648	14.88%	8,046	2006
	11.140499	11.443375	2.72%	8,049	2005
	10.200035	11.140499	9.22%	8,684	2004
	7.857834	10.200035	29.81%	6,378	2003
	10.000000	7.857834	-21.42%	1,975	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.828549	10.600658	7.86%	5,080	2010
	7.299966	9.828549	34.64%	7,912	2009
	12.353201	7.299966	-40.91%	7,940	2008
	11.073312	12.353201	11.56%	8,441	2007
	11.348523	11.073312	-2.43%	9,051	2006
	10.062326	11.348523	12.78%	10,279	2005
	9.457514	10.062326	6.40%	11,896	2004
	7.806581	9.457514	21.15%	14,870	2003
	10.000000	7.806581	-21.93%	8,423	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.797970	17.152655	24.31%	7,855	2010
	9.849380	13.797970	40.09%	9,008	2009
	15.610701	9.849380	-36.91%	9,089	2008
	15.659239	15.610701	-0.31%	9,607	2007
	13.962541	15.659239	12.15%	9,841	2006
	13.333520	13.962541	4.72%	10,164	2005
	11.402842	13.333520	16.93%	10,238	2004
	8.241495	11.402842	38.36%	12,072	2003
	10.000000	8.241495	-17.59%	5,157	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.857942	12.240643	3.23%	0	2010
	10.956148	11.857942	8.23%	0	2009
	11.337083	10.956148	-3.36%	1,184	2008
	10.544885	11.337083	7.51%	1,287	2007
	10.569860	10.544885	-0.24%	1,407	2006
	10.597463	10.569860	-0.26%	1,314	2005
	10.199070	10.597463	3.91%	19,558	2004
	10.000000	10.199070	1.99%	0	2003*

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.789078	10.945423	11.81%	2,622	2010
	8.464126	9.789078	15.65%	3,583	2009
	13.205766	8.464126	-35.91%	3,571	2008
	13.507735	13.205766	-2.24%	3,564	2007
	11.774833	13.507735	14.72%	3,576	2006
	11.471820	11.774833	2.64%	3,559	2005
	10.377175	11.471820	10.55%	3,349	2004
	8.179604	10.377175	26.87%	2,274	2003
	10.000000	8.179604	-18.20%	1,172	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ	9.312176	10.474814	12.49%	0	2010
	7.106441	9.312176	31.04%	0	2009
	11.062748	7.106441	-35.76%	0	2008
	10.481112	11.062748	5.55%	0	2007
	9.795279	10.481112	7.00%	0	2006
	9.650802	9.795279	1.50%	0	2005
	9.276719	9.650802	4.03%	0	2004
	7.512102	9.276719	23.49%	0	2003
	10.000000	7.512102	-24.88%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.332319	11.672976	12.98%	2,810	2010
	8.608189	10.332319	20.03%	3,471	2009
	12.473584	8.608189	-30.99%	3,380	2008
	11.888853	12.473584	4.92%	4,053	2007
	10.417681	11.888853	14.12%	4,522	2006
	10.188565	10.417681	2.25%	4,547	2005
	9.900442	10.188565	2.91%	4,540	2004
	8.343929	9.900442	18.65%	4,438	2003
	10.000000	8.343929	-16.56%	2,933	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.756727	10.827528	10.98%	781	2010
	8.771912	9.756727	11.23%	364	2009
	12.700950	8.771912	-30.93%	874	2008
	11.797557	12.700950	7.66%	874	2007
	10.375693	11.797557	13.70%	1,960	2006
	10.389216	10.375693	-0.13%	1,961	2005
	9.877373	10.389216	5.18%	1,961	2004
	8.119551	9.877373	21.65%	1,961	2003
	10.000000	8.119551	-18.80%	1,276	2002*

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	14.884896	16.719424	12.32%	2,619	2010
	9.940896	14.884896	49.73%	3,046	2009
	13.697683	9.940896	-27.43%	3,967	2008
	13.519483	13.697683	1.32%	4,377	2007
	12.450849	13.519483	8.58%	4,576	2006
	12.396863	12.450849	0.44%	5,241	2005
	11.459710	12.396863	8.18%	5,349	2004
	9.581547	11.459710	19.60%	12,723	2003
	10.000000	9.581547	-4.18%	1,345	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	12.406760	13.192521	6.33%	3,130	2010
	10.514771	12.406760	17.99%	8,075	2009
	11.582313	10.514771	-9.22%	13,268	2008
	11.219084	11.582313	3.24%	9,354	2007
	10.993256	11.219084	2.05%	10,623	2006
	11.084790	10.993256	-0.83%	10,789	2005
	10.925276	11.084790	1.46%	11,950	2004
	10.652603	10.925276	2.56%	15,203	2003
	10.000000	10.652603	6.53%	9,901	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.903591	11.176221	12.85%	30,391	2010
	7.764744	9.903591	27.55%	36,338	2009
	13.827120	7.764744	-43.84%	45,664	2008
	13.905037	13.827120	-0.56%	48,315	2007
	11.806283	13.905037	17.78%	51,253	2006
	11.387718	11.806283	3.68%	53,757	2005
	10.425297	11.387718	9.23%	52,971	2004
	8.164523	10.425297	27.69%	57,229	2003
	10.000000	8.164523	-18.35%	30,777	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.578813	10.434787	21.63%	6,647	2010
	6.826915	8.578813	25.66%	10,220	2009
	13.194419	6.826915	-48.26%	14,098	2008
	10.609150	13.194419	24.37%	17,134	2007
	10.136851	10.609150	4.66%	18,091	2006
	9.783753	10.136851	3.61%	18,613	2005
	9.661426	9.783753	1.27%	18,613	2004
	7.422855	9.661426	30.16%	17,115	2003
	10.000000	7.422855	-25.77%	6,509	2002*

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	16.759015	21.159842	26.26%	7,498	2010
	12.211721	16.759015	37.24%	9,932	2009
	20.591651	12.211721	-40.70%	11,995	2008
	18.182275	20.591651	13.25%	11,432	2007
	16.471657	18.182275	10.39%	11,972	2006
	14.212139	16.471657	15.90%	12,767	2005
	11.609925	14.212139	22.41%	13,348	2004
	8.551452	11.609925	35.77%	15,332	2003
	10.000000	8.551452	-14.49%	6,840	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.732468	14.107146	10.80%	8,037	2010
	10.274076	12.732468	23.93%	10,636	2009
	18.665413	10.274076	-44.96%	12,046	2008
	16.238992	18.665413	14.94%	10,739	2007
	14.035628	16.238992	15.70%	8,751	2006
	12.036287	14.035628	16.61%	9,654	2005
	10.816363	12.036287	11.28%	10,160	2004
	7.702512	10.816363	40.43%	15,789	2003
	10.000000	7.702512	-22.97%	9,723	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	11.295954	14.014427	24.07%	4,721	2010
	7.319656	11.295954	54.32%	5,685	2009
	15.301943	7.319656	-52.17%	5,884	2008
	14.779766	15.301943	3.53%	6,137	2007
	12.973138	14.779766	13.93%	6,225	2006
	12.897254	12.973138	0.59%	6,246	2005
	11.536990	12.897254	11.79%	5,812	2004
	7.465607	11.536990	54.54%	5,137	2003
	10.000000	7.465607	-25.34%	1,525	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.529731	9.649963	13.13%	1,774	2010
	7.195334	8.529731	18.55%	1,774	2009
	12.771478	7.195334	-43.66%	1,774	2008
	11.641021	12.771478	9.71%	1,774	2007
	11.176736	11.641021	4.15%	2,848	2006
	10.481842	11.176736	6.63%	2,848	2005
	10.038265	10.481842	4.42%	2,848	2004
	7.912879	10.038265	26.86%	2,847	2003
	10.000000	7.912879	-20.87%	1,503	2002*

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.603369	12.336099	16.34%	0	2010
	7.604552	10.603369	39.43%	0	2009
	14.647327	7.604552	-48.08%	0	2008
	13.493907	14.647327	8.55%	0	2007
	11.819189	13.493907	14.17%	0	2006
	11.014566	11.819189	7.31%	0	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	9.807371	10.521697	7.28%	0	2010
	7.803522	9.807371	25.68%	0	2009
	11.404908	7.803522	-31.58%	2,098	2008
	10.766801	11.404908	5.93%	2,693	2007
	10.000000	10.766801	7.67%	2,693	2006*

Invesco - Invesco Van Kampen V.I. Captial Growth Fund: Series II - Q/NQ	9.404268	11.042015	17.41%	6,902	2010
	5.781477	9.404268	62.66%	8,626	2009
	11.570529	5.781477	-50.03%	8,701	2008
	10.102344	11.570529	14.53%	9,240	2007
	10.023929	10.102344	0.78%	14,584	2006
	9.482808	10.023929	5.71%	15,129	2005
	9.043712	9.482808	4.86%	16,131	2004
	7.249419	9.043712	24.75%	17,932	2003
	10.000000	7.249419	-27.51%	11,412	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ	10.561136	11.999005	13.61%	14,785	2010
	8.375466	10.561136	26.10%	20,320	2009
	13.285807	8.375466	-36.96%	25,815	2008
	13.853240	13.285807	-4.10%	28,074	2007
	12.156032	13.853240	13.96%	32,394	2006
	11.889563	12.156032	2.24%	33,333	2005
	10.310551	11.889563	15.31%	33,922	2004
	8.028951	10.310551	28.42%	38,871	2003
	10.000000	8.028951	-19.71%	21,379	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	7.676080	9.739480	26.88%	5,626	2010
	5.533983	7.676080	38.71%	7,437	2009
	11.642516	5.533983	-52.47%	8,401	2008
	10.827448	11.642516	7.53%	9,278	2007
	10.777843	10.827448	0.46%	11,558	2006
	10.669951	10.777843	1.01%	14,143	2005
	9.499597	10.669951	12.32%	15,609	2004
	7.081227	9.499597	34.15%	16,397	2003
	10.000000	7.081227	-29.19%	0	2002*

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.114037	14.836785	33.50%	3,049	2010
	6.946733	11.114037	59.99%	3,080	2009
	11.696933	6.946733	-40.61%	3,088	2008
	11.650325	11.696933	0.40%	3,462	2007
	10.505005	11.650325	10.90%	3,165	2006
	10.184579	10.505005	3.15%	3,217	2005
	9.764932	10.184579	4.30%	4,266	2004
	7.452336	9.764932	31.03%	3,876	2003
	10.000000	7.452336	-25.48%	2,612	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.898593	12.995137	9.22%	1,476	2010
	9.895116	11.898593	20.25%	1,521	2009
	14.982427	9.895116	-33.96%	1,137	2008
	14.181624	14.982427	5.65%	1,138	2007
	11.983493	14.181624	18.34%	1,051	2006
	11.461310	11.983493	4.56%	1,277	2005
	10.164432	11.461310	12.76%	1,708	2004
	8.299980	10.164432	22.46%	628	2003
	10.000000	8.299980	-17.00%	422	2002*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.713597	7.14%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.798254	10.130421	3.39%	1,997	2010
	8.804455	9.798254	11.29%	2,641	2009
	10.356657	8.804455	-14.99%	2,641	2008
	10.067167	10.356657	2.88%	2,641	2007
	9.837808	10.067167	2.33%	4,046	2006
	9.875108	9.837808	-0.38%	4,046	2005
	9.978359	9.875108	-1.03%	25,019	2004
	10.000000	9.978359	-0.22%	4,396	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.766186	11.471366	17.46%	0	2010
	8.101737	9.766186	20.54%	0	2009
	13.631259	8.101737	-40.57%	0	2008
	13.811409	13.631259	-1.30%	0	2007
	13.362127	13.811409	3.36%	0	2006
	13.223200	13.362127	1.05%	0	2005
	12.036021	13.223200	9.86%	0	2004
	9.800182	12.036021	22.81%	0	2003
	10.000000	9.800182	-2.00%	0	2002*

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.687698	12.894234	20.65%	129	2010
	8.281138	10.687698	29.06%	129	2009
	13.926091	8.281138	-40.54%	129	2008
	13.179347	13.926091	5.67%	106	2007
	11.802919	13.179347	11.66%	0	2006
	11.247371	11.802919	4.94%	0	2005
	10.000000	11.247371	12.47%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.400366	13.778810	11.12%	19,879	2010
	10.000000	12.400366	24.00%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.884037	9.567920	21.36%	0	2010
	6.103762	7.884037	29.17%	0	2009
	10.000000	6.103762	-38.96%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.454385	10.962081	4.86%	0	2010
	9.803732	10.454385	6.64%	0	2009
	10.000000	9.803732	-1.96%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.346780	22.017490	13.80%	184	2010
	12.080137	19.346780	60.15%	184	2009
	29.195921	12.080137	-58.62%	0	2008
	20.442522	29.195921	42.82%	0	2007
	15.243606	20.442522	34.11%	0	2006
	11.715831	15.243606	30.11%	0	2005
	10.000000	11.715831	17.16%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.354746	12.681226	2.64%	19,027	2010
	12.282804	12.354746	0.59%	24,050	2009
	11.636945	12.282804	5.55%	35,647	2008
	11.085150	11.636945	4.98%	29,358	2007
	10.959105	11.085150	1.15%	26,077	2006
	10.833311	10.959105	1.16%	26,293	2005
	10.709351	10.833311	1.16%	30,578	2004
	10.715948	10.709351	-0.06%	35,775	2003
	10.000000	10.715948	7.16%	17,640	2002*

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.646645	13.110280	12.57%	6,923	2010
	9.323591	11.646645	24.92%	6,923	2009
	15.033743	9.323591	-37.98%	6,923	2008
	14.449858	15.033743	4.04%	7,551	2007
	12.590217	14.449858	14.77%	7,551	2006
	11.878188	12.590217	5.99%	7,551	2005
	10.607956	11.878188	11.97%	48,838	2004
	8.191707	10.607956	29.50%	48,710	2003
	10.000000	8.191707	-18.08%	38,212	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.643153	12.107364	3.99%	0	2010
	10.869146	11.643153	7.12%	0	2009
	11.777759	10.869146	-7.71%	0	2008
	11.382309	11.777759	3.47%	0	2007
	10.917407	11.382309	4.26%	0	2006
	10.761107	10.917407	1.45%	0	2005
	10.471187	10.761107	2.77%	4,228	2004
	9.881785	10.471187	5.96%	16,160	2003
	10.000000	9.881785	-1.18%	18,983	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.802072	12.854611	8.92%	23,092	2010
	10.088008	11.802072	16.99%	23,792	2009
	13.375677	10.088008	-24.58%	27,385	2008
	12.892538	13.375677	3.75%	45,104	2007
	11.789697	12.892538	9.35%	42,843	2006
	11.396138	11.789697	3.45%	33,916	2005
	10.594686	11.396138	7.56%	113,858	2004
	8.986775	10.594686	17.89%	110,682	2003
	10.000000	8.986775	-10.13%	54,937	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.863738	13.145555	10.80%	6,625	2010
	9.712156	11.863738	22.15%	12,935	2009
	14.415677	9.712156	-32.63%	24,394	2008
	13.830716	14.415677	4.23%	41,514	2007
	12.295645	13.830716	12.48%	39,244	2006
	11.693395	12.295645	5.15%	39,244	2005
	10.623053	11.693395	10.08%	80,711	2004
	8.541750	10.623053	24.37%	80,222	2003
	10.000000	8.541750	-14.58%	39,149	2002*

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.872501	12.651820	6.56%	267	2010
	10.553393	11.872501	12.50%	30,692	2009
	12.650005	10.553393	-16.57%	93,452	2008
	12.170043	12.650005	3.94%	102,526	2007
	11.429780	12.170043	6.48%	106,945	2006
	11.139003	11.429780	2.61%	112,627	2005
	10.585351	11.139003	5.23%	140,083	2004
	9.480584	10.585351	11.65%	159,647	2003
	10.000000	9.480584	-5.19%	168,373	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.017294	10.819000	-1.80%	11,346	2010
	11.214533	11.017294	-1.76%	9,700	2009
	11.190282	11.214533	0.22%	10,379	2008
	10.875311	11.190282	2.90%	14,595	2007
	10.594160	10.875311	2.65%	6,376	2006
	10.507467	10.594160	0.83%	13,664	2005
	10.613949	10.507467	-1.00%	98,416	2004
	10.741301	10.613949	-1.19%	119,753	2003
	10.807263	10.741301	-0.61%	124,683	2002
	10.623647	10.807263	1.73%	72,903	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.405083	14.557591	8.60%	100	2010
	10.975002	13.405083	22.14%	899	2009
	13.512748	10.975002	-18.78%	1,831	2008
	13.153432	13.512748	2.73%	1,831	2007
	12.775749	13.153432	2.96%	4,012	2006
	12.731721	12.775749	0.35%	4,546	2005
	12.169900	12.731721	4.62%	29,491	2004
	11.053628	12.169900	10.10%	32,363	2003
	10.499466	11.053628	5.28%	27,722	2002
	10.263086	10.499466	2.30%	8,541	2001*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.188621	10.590722	3.95%	0	2010
	8.012406	10.188621	27.16%	0	2009
	15.237873	8.012406	-47.42%	0	2008
	15.111008	15.237873	0.84%	0	2007
	12.570579	15.111008	20.21%	0	2006
	11.449228	12.570579	9.79%	0	2005
	10.000000	11.449228	14.49%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.013096	9.089459	13.43%	1,400	2010

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.981912	9.042175	13.28%	87	2010
	6.283783	7.981912	27.02%	87	2009
	10.000000	6.283783	-37.16%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.847341	8.688406	10.72%	7,162	2010
	6.271938	7.847341	25.12%	10,226	2009
	10.000000	6.271938	-37.28%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	7.912602	9.720996	22.85%	0	2010
	6.335294	7.912602	24.90%	473	2009
	12.067428	6.335294	-47.50%	473	2008
	11.223554	12.067428	7.52%	473	2007
	11.097457	11.223554	1.14%	2,141	2006
	10.488879	11.097457	5.80%	2,066	2005
	9.438241	10.488879	11.13%	2,105	2004
	7.169139	9.438241	31.65%	2,634	2003
	10.000000	7.169139	-28.31%	1,731	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	10.875208	13.506996	24.20%	273	2010
	8.799104	10.875208	23.59%	282	2009
	13.235929	8.799104	-33.52%	293	2008
	14.530365	13.235929	-8.91%	303	2007
	12.635672	14.530365	14.99%	1,941	2006
	12.518422	12.635672	0.94%	1,950	2005
	10.895911	12.518422	14.89%	2,540	2004
	7.092082	10.895911	53.63%	4,491	2003
	10.000000	7.092082	-29.08%	2,251	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.133003	14.891067	22.73%	11,321	2010
	9.190986	12.133003	32.01%	13,871	2009
	15.183263	9.190986	-39.47%	18,123	2008
	15.175620	15.183263	0.05%	20,246	2007
	13.827957	15.175620	9.75%	21,676	2006
	12.571295	13.827957	10.00%	22,065	2005
	10.777250	12.571295	16.65%	22,937	2004
	7.804846	10.777250	38.08%	21,102	2003
	10.000000	7.804846	-21.95%	14,804	2002*

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.492695	10.554618	11.19%	3,143	2010
	7.699081	9.492695	23.30%	4,170	2009
	13.428112	7.699081	-42.66%	3,586	2008
	12.675097	13.428112	5.94%	3,875	2007
	11.381541	12.675097	11.37%	4,016	2006
	10.827330	11.381541	5.12%	4,053	2005
	10.066083	10.827330	7.56%	6,398	2004
	8.056265	10.066083	24.95%	6,324	2003
	10.000000	8.056265	-19.44%	3,292	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.166841	9.162198	27.84%	14,214	2010
	5.578250	7.166841	28.48%	20,796	2009
	10.000000	5.578250	-44.22%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.880958	13.726542	6.56%	38,955	2010
	10.000000	12.880958	28.81%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.119752	20.636366	13.89%	11,685	2010
	13.208510	18.119752	37.18%	12,567	2009
	22.491279	13.208510	-41.27%	16,616	2008
	21.540637	22.491279	4.41%	16,730	2007
	18.637621	21.540637	15.58%	18,990	2006
	16.598363	18.637621	12.29%	19,744	2005
	14.180467	16.598363	17.05%	38,640	2004
	10.000000	14.180467	41.80%	28,999	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.557698	15.404544	13.62%	15,918	2010
	9.907268	13.557698	36.85%	17,890	2009
	16.908602	9.907268	-41.41%	19,128	2008
	16.233075	16.908602	4.16%	21,153	2007
	14.084235	16.233075	15.26%	23,509	2006
	12.573729	14.084235	12.01%	26,173	2005
	10.770768	12.573729	16.74%	28,425	2004
	7.677386	10.770768	40.29%	29,267	2003
	10.000000	7.677386	-23.23%	38,792	2002*

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	13.981954	15.758690	12.71%	2,362	2010
	12.024660	13.981954	16.28%	3,433	2009
	14.319292	12.024660	-16.02%	7,435	2008
	13.311627	14.319292	7.57%	7,661	2007
	12.640586	13.311627	5.31%	6,284	2006
	12.560267	12.640586	0.64%	6,182	2005
	11.795636	12.560267	6.48%	6,540	2004
	10.252549	11.795636	15.05%	9,845	2003
	10.000000	10.252549	2.53%	1,991	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.685014	11.015954	13.74%	5,285	2010
	7.705471	9.685014	25.69%	8,064	2009
	12.785469	7.705471	-39.73%	8,986	2008
	12.502076	12.785469	2.27%	10,224	2007
	11.093376	12.502076	12.70%	11,300	2006
	10.682830	11.093376	3.84%	13,488	2005
	9.967086	10.682830	7.18%	13,640	2004
	8.027393	9.967086	24.16%	13,001	2003
	10.000000	8.027393	-19.73%	7,986	2002*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.509110	5.09%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.448159	10.963809	4.94%	0	2010
	9.727192	10.448159	7.41%	0	2009
	11.062118	9.727192	-12.07%	378	2008
	10.707238	11.062118	3.31%	377	2007
	10.528053	10.707238	1.70%	418	2006
	10.314724	10.528053	2.07%	398	2005
	10.092718	10.314724	2.20%	105	2004
	10.000000	10.092718	0.93%	162	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.470902	33.599840	26.93%	0	2010

87

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	9.243689	10.228803	10.66%	0	2010
	7.829510	9.243689	18.06%	0	2009
	13.458206	7.829510	-41.82%	0	2008
	13.084357	13.458206	2.86%	0	2007
	11.400722	13.084357	14.77%	0	2006
	11.110256	11.400722	2.61%	266	2005
	10.182701	11.110256	9.11%	304	2004
	7.852473	10.182701	29.68%	304	2003
	10.000000	7.852473	-21.48%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.752041	10.507435	7.75%	1,647	2010
	7.250522	9.752041	34.50%	2,274	2009
	12.282065	7.250522	-40.97%	1,155	2008
	11.020828	12.282065	11.44%	1,155	2007
	11.306215	11.020828	-2.52%	1,155	2006
	10.034996	11.306215	12.67%	1,155	2005
	9.441441	10.034996	6.29%	5,085	2004
	7.801254	9.441441	21.02%	5,104	2003
	10.000000	7.801254	-21.99%	3,741	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.690588	17.001868	24.19%	8,448	2010
	9.782682	13.690588	39.95%	8,530	2009
	15.520845	9.782682	-36.97%	8,529	2008
	15.585059	15.520845	-0.41%	8,531	2007
	13.910520	15.585059	12.04%	9,427	2006
	13.297328	13.910520	4.61%	9,563	2005
	11.383477	13.297328	16.81%	9,199	2004
	8.235872	11.383477	38.22%	7,775	2003
	10.000000	8.235872	-17.64%	2,024	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.777617	12.145344	3.12%	3,694	2010
	10.893024	11.777617	8.12%	4,936	2009
	11.283253	10.893024	-3.46%	5,062	2008
	10.505573	11.283253	7.40%	1,087	2007
	10.541159	10.505573	-0.34%	0	2006
	10.579432	10.541159	-0.36%	0	2005
	10.192099	10.579432	3.80%	1,383	2004
	10.000000	10.192009	1.92%	0	2003*

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.712855	10.849149	11.70%	2,469	2010
	8.406785	9.712855	15.54%	3,740	2009
	13.129697	8.406785	-35.97%	3,740	2008
	13.443690	13.129697	-2.34%	5,333	2007
	11.730917	13.443690	14.60%	5,053	2006
	11.440656	11.730917	2.54%	6,039	2005
	10.359545	11.440656	10.44%	3,572	2004
	8.174024	10.359545	26.74%	1,404	2003
	10.000000	8.174024	-18.26%	888	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ	9.239688	10.382696	12.37%	0	2010
	7.058304	9.239688	30.91%	183	2009
	10.999041	7.058304	-35.83%	183	2008
	10.431442	10.999041	5.44%	185	2007
	9.758759	10.431442	6.89%	185	2006
	9.624597	9.758759	1.39%	185	2005
	9.260971	9.624597	3.93%	185	2004
	7.506973	9.260971	23.36%	185	2003
	10.000000	7.506973	-24.93%	185	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.251926	11.570362	12.86%	87	2010
	8.549909	10.251926	19.91%	2,106	2009
	12.401780	8.549909	-31.06%	3,399	2008
	11.832526	12.401780	4.81%	3,395	2007
	10.378858	11.832526	14.01%	3,764	2006
	10.160906	10.378858	2.15%	3,975	2005
	9.883619	10.160906	2.81%	5,067	2004
	8.338234	9.883619	18.53%	4,735	2003
	10.000000	8.338234	-16.62%	2,834	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.680769	10.732308	10.86%	0	2010
	8.712504	9.680769	11.11%	0	2009
	12.627823	8.712504	-31.01%	0	2008
	11.741658	12.627823	7.55%	0	2007
	10.337029	11.741658	13.59%	3,768	2006
	10.361019	10.337029	-0.23%	3,768	2005
	9.860592	10.361019	5.08%	3,768	2004
	8.114008	9.860592	21.53%	3,768	2003
	10.000000	8.114008	-18.86%	1,646	2002*

89

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	14.769100	16.572480	12.21%	0	2010
	9.873596	14.769100	49.58%	0	2009
	13.618828	9.873596	-27.50%	474	2008
	13.455423	13.618828	1.21%	2,275	2007
	12.404441	13.455423	8.47%	3,109	2006
	12.363213	12.404441	0.33%	3,675	2005
	11.440252	12.363213	8.07%	3,534	2004
	9.575028	11.440252	19.48%	4,480	2003
	10.000000	9.575028	-4.25%	444	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	12.310203	13.076535	6.23%	8,061	2010
	10.443560	12.310203	17.87%	11,928	2009
	11.515596	10.443560	-9.31%	15,939	2008
	11.165898	11.515596	3.13%	13,530	2007
	10.952255	11.165898	1.95%	14,527	2006
	11.054682	10.952255	-0.93%	14,206	2005
	10.906708	11.054682	1.36%	16,320	2004
	10.645349	10.906708	2.46%	14,620	2003
	10.000000	10.645349	6.45%	3,691	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.826507	11.077962	12.74%	39,260	2010
	7.712160	9.826507	27.42%	41,253	2009
	13.747516	7.712160	-43.90%	47,352	2008
	13.839153	13.747516	-0.66%	50,377	2007
	11.762279	13.839153	17.66%	49,373	2006
	11.356793	11.762279	3.57%	51,906	2005
	10.407582	11.356793	9.12%	53,604	2004
	8.158949	10.407582	27.56%	46,470	2003
	10.000000	8.158949	-18.41%	10,622	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.512015	10.343013	21.51%	5,590	2010
	6.780665	8.512015	25.53%	4,540	2009
	13.118435	6.780665	-48.31%	8,184	2008
	10.558853	13.118435	24.24%	8,963	2007
	10.099060	10.558853	4.55%	8,406	2006
	9.757193	10.099060	3.50%	8,845	2005
	9.645013	9.757193	1.16%	8,541	2004
	7.417784	9.645013	30.03%	9,356	2003
	10.000000	7.417784	-25.82%	361	2002*

90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	16.628566	20.973783	26.13%	8,728	2010
	12.129020	16.628566	37.10%	15,803	2009
	20.473098	12.129020	-40.76%	16,960	2008
	18.096123	20.473098	13.14%	18,457	2007
	16.410270	18.096123	10.27%	17,193	2006
	14.173560	16.410270	15.78%	20,046	2005
	11.590198	14.173560	22.29%	19,842	2004
	8.545619	11.590198	35.63%	15,703	2003
	10.000000	8.545619	-14.54%	4,362	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.633413	13.983161	10.68%	8,773	2010
	10.204540	12.633413	23.80%	12,766	2009
	18.558027	10.204540	-45.01%	17,994	2008
	16.162112	18.558027	14.82%	24,925	2007
	13.983368	16.162112	15.58%	22,655	2006
	12.003650	13.983368	16.49%	22,499	2005
	10.798013	12.003650	11.17%	23,148	2004
	7.697965	10.798013	40.28%	21,573	2003
	10.000000	7.697965	-23.02%	2,302	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	11.207976	13.891135	23.94%	0	2010
	7.270052	11.207976	54.17%	0	2009
	15.213814	7.270052	-52.21%	2,126	2008
	14.709714	15.213814	3.43%	2,737	2007
	12.924776	14.709714	13.81%	4,499	2006
	12.862234	12.924776	0.49%	4,634	2005
	11.517386	12.862234	11.68%	6,846	2004
	7.460508	11.517386	54.38%	4,499	2003
	10.000000	7.460508	-25.39%	1,880	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.463344	9.565119	13.02%	445	2010
	7.146604	8.463344	18.42%	445	2009
	12.697954	7.146604	-43.72%	837	2008
	11.585871	12.697954	9.60%	837	2007
	11.135097	11.585871	4.05%	1,021	2006
	10.453389	11.135097	6.52%	876	2005
	10.021218	10.453389	4.31%	1,401	2004
	7.907483	10.021218	26.73%	1,836	2003
	10.000000	7.907483	-20.93%	260	2002*

91

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.542344	12.252624	16.22%	566	2010
	7.568492	10.542344	39.29%	423	2009
	14.592799	7.568492	-48.14%	0	2008
	13.457450	14.592799	8.44%	0	2007
	11.799248	13.457450	14.05%	461	2006
	11.007157	11.799248	7.20%	413	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	9.770655	10.471637	7.17%	4,344	2010
	7.782231	9.770655	25.55%	5,522	2009
	11.385420	7.782231	-31.65%	5,522	2008
	10.759431	11.385420	5.82%	2,556	2007
	10.000000	10.759431	7.59%	2,556	2006*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II - Q/NQ	9.331049	10.944913	17.30%	9,916	2010
	5.742304	9.331049	62.50%	12,092	2009
	11.503890	5.742304	-50.08%	11,603	2008
	10.054458	11.503890	14.42%	11,605	2007
	9.986559	10.054458	0.68%	11,911	2006
	9.457059	9.986559	5.60%	12,070	2005
	9.028350	9.457059	4.75%	13,265	2004
	7.244473	9.028350	24.62%	8,313	2003
	10.000000	7.244473	-27.56%	2,760	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ	10.478937	11.893509	13.50%	35,897	2010
	8.318749	10.478937	25.97%	38,170	2009
	13.209330	8.318749	-37.02%	42,980	2008
	13.787610	13.209330	-4.19%	44,462	2007
	12.110728	13.787610	13.85%	45,168	2006
	11.857297	12.110728	2.14%	47,507	2005
	10.293049	11.857297	15.20%	49,174	2004
	8.023481	10.293049	28.29%	41,688	2003
	10.000000	8.023481	-19.77%	16,007	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	7.616303	9.653803	26.75%	8,603	2010
	5.496490	7.616303	38.57%	8,949	2009
	11.575480	5.496490	-52.52%	9,413	2008
	10.776142	11.575480	7.42%	9,413	2007
	10.737690	10.776142	0.36%	9,413	2006
	10.641002	10.737690	0.91%	9,704	2005
	9.483473	10.641002	12.21%	15,793	2004
	7.076398	9.483473	34.02%	15,813	2003
	10.000000	7.076398	-29.24%	3,798	2002*

92

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.027501	14.706291	33.36%	2,299	2010
	6.899662	11.027501	59.83%	1,798	2009
	11.629557	6.899662	-40.67%	2,686	2008
	11.595091	11.629557	0.30%	3,929	2007
	10.465834	11.595091	10.79%	4,099	2006
	10.156918	10.465834	3.04%	3,929	2005
	9.748341	10.156918	4.19%	9,638	2004
	7.447255	9.748341	30.90%	9,638	2003
	10.000000	7.447255	-25.53%	2,380	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.805985	12.880874	9.10%	7,519	2010
	9.828108	11.805985	20.12%	8,591	2009
	14.896162	9.828108	-34.02%	9,115	2008
	14.114424	14.896162	5.54%	9,115	2007
	11.938834	14.114424	18.22%	9,115	2006
	11.430198	11.938834	4.45%	9,369	2005
	10.147167	11.430198	12.64%	9,369	2004
	8.294320	10.147167	22.34%	9,645	2003
	10.000000	8.294320	-17.06%	4,041	2002*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.706363	7.06%	191	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.731920	10.051591	3.28%	717	2010
	8.753758	9.731920	11.17%	0	2009
	10.307529	8.753758	-15.07%	0	2008
	10.029659	10.307529	2.77%	0	2007
	9.811121	10.029659	2.23%	0	2006
	9.858331	9.811121	-0.48%	0	2005
	9.971565	9.858331	-1.14%	0	2004
	10.000000	9.971565	-0.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.690136	11.370457	17.34%	0	2010
	8.046849	9.690136	20.42%	0	2009
	13.552750	8.046849	-40.63%	0	2008
	13.745946	13.552750	-1.41%	0	2007
	13.312320	13.745946	3.26%	153	2006
	13.187290	13.312320	0.95%	522	2005
	12.015569	13.187290	9.75%	982	2004
	9.793499	12.015569	22.69%	822	2003
	10.000000	9.793499	-2.07%	0	2002*

93

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.626212	12.807012	20.52%	1,492	2010
	8.241894	10.626212	28.93%	574	2009
	13.874273	8.241894	-40.60%	0	2008
	13.143764	13.874273	5.56%	0	2007
	11.783005	13.143764	11.55%	0	2006
	11.239804	11.783005	4.83%	0	2005
	10.000000	11.239804	12.40%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.391945	13.755440	11.00%	18,341	2010
	10.000000	12.391945	23.92%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.870627	9.541935	21.23%	0	2010
	6.099597	7.870627	29.04%	0	2009
	10.000000	6.099597	-39.00%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.436645	10.932331	4.75%	0	2010
	9.797071	10.436645	6.53%	0	2009
	10.000000	9.797071	-2.03%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.235464	21.868555	13.69%	1,564	2010
	12.022868	19.235464	59.99%	1,724	2009
	29.087277	12.022868	-58.67%	1,655	2008
	20.387298	29.087277	42.67%	2,438	2007
	15.217878	20.387298	33.97%	1,723	2006
	11.707931	15.217878	29.98%	3,411	2005
	10.000000	11.707931	17.08%	1,010	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.258601	12.569731	2.54%	9,247	2010
	12.199644	12.258601	0.48%	19,014	2009
	11.569930	12.199644	5.44%	24,771	2008
	11.032608	11.569930	4.87%	34,049	2007
	10.918255	11.032608	1.05%	36,348	2006
	10.803901	10.918255	1.06%	38,773	2005
	10.691166	10.803901	1.05%	41,180	2004
	10.708659	10.691166	-0.16%	45,709	2003
	10.000000	10.708659	7.09%	33,203	2002*

94

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.552908	12.991525	12.45%	531	2010
	9.257978	11.552908	24.79%	531	2009
	14.943186	9.257978	-38.05%	0	2008
	14.377533	14.943186	3.93%	0	2007
	12.539933	14.377533	14.65%	0	2006
	11.842767	12.539933	5.89%	5,591	2005
	10.587104	11.842767	11.86%	6,755	2004
	8.183923	10.587104	29.36%	6,780	2003
	10.000000	8.183923	-18.16%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.549430	11.997676	3.88%	2,148	2010
	10.792642	11.549430	7.01%	3,131	2009
	11.706779	10.792642	-7.81%	1,308	2008
	11.325309	11.706779	3.37%	1,308	2007
	10.873772	11.325309	4.15%	0	2006
	10.729004	10.873772	1.35%	721	2005
	10.450593	10.729004	2.66%	711	2004
	9.872402	10.450593	5.86%	693	2003
	10.000000	9.872402	-1.28%	672	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.707035	12.738124	8.81%	23,539	2010
	10.016980	11.707035	16.87%	44,646	2009
	13.295057	10.016980	-24.66%	48,045	2008
	12.827968	13.295057	3.64%	48,045	2007
	11.742570	12.827968	9.24%	23,058	2006
	11.362127	11.742570	3.35%	18,500	2005
	10.573837	11.362127	7.46%	23,208	2004
	8.978240	10.573837	17.77%	25,085	2003
	10.000000	8.978240	-10.22%	59,028	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.768230	13.026476	10.69%	24,873	2010
	9.643797	11.768230	22.03%	14,012	2009
	14.328837	9.643797	-32.70%	10,395	2008
	13.761487	14.328837	4.12%	10,395	2007
	12.246540	13.761487	12.37%	30,634	2006
	11.658524	12.246540	5.04%	32,476	2005
	10.602160	11.658524	9.96%	30,233	2004
	8.533634	10.602160	24.24%	28,375	2003
	10.000000	8.533634	-14.66%	22,385	2002*

95

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.776930	12.537192	6.46%	12,736	2010
	10.479109	11.776930	12.38%	15,161	2009
	12.573775	10.479109	-16.66%	15,161	2008
	12.109113	12.573775	3.84%	15,161	2007
	11.384121	12.109113	6.37%	15,215	2006
	11.105782	11.384121	2.51%	16,188	2005
	10.564539	11.105782	5.12%	16,190	2004
	9.471588	10.564539	11.54%	16,191	2003
	10.000000	9.471588	-5.28%	10,204	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.898159	10.691108	-1.90%	12,176	2010
	11.104573	10.898159	-1.86%	13,532	2009
	11.091854	11.104573	0.11%	23,601	2008
	10.790701	11.091854	2.79%	12,514	2007
	10.522423	10.790701	2.55%	13,005	2006
	10.446928	10.522423	0.72%	10,523	2005
	10.563553	10.446928	-1.10%	1,589	2004
	10.701197	10.563553	-1.29%	1,570	2003
	10.777889	10.701197	-0.71%	7,530	2002
	10.605632	10.777889	1.62%	0	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.260251	14.385650	8.49%	3,108	2010
	10.867491	13.260251	22.02%	3,617	2009
	13.394031	10.867491	-18.86%	2,878	2008
	13.051225	13.394031	2.63%	6,937	2007
	12.689357	13.051225	2.85%	9,125	2006
	12.658477	12.689357	0.24%	9,779	2005
	12.112226	12.658477	4.51%	11,502	2004
	11.012457	12.112226	9.99%	12,906	2003
	10.471032	11.012457	5.17%	4,068	2002
	10.245769	10.471032	2.20%	0	2001*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.129981	10.519041	3.84%	559	2010
	7.974416	10.129981	27.03%	1,684	2009
	15.181140	7.974416	-47.47%	1,685	2008
	15.070189	15.181140	0.74%	560	2007
	12.549364	15.070189	20.09%	1,440	2006
	11.441520	12.549364	9.68%	2,144	2005
	10.000000	11.441520	14.42%	145	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.999467	9.064773	13.32%	2,051	2010

96

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.968351	9.017642	13.17%	1,698	2010
	6.279499	7.968351	26.89%	1,921	2009
	10.000000	6.279499	-37.21%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.834012	8.664819	10.61%	7,169	2010
	6.267659	7.834012	24.99%	10,352	2009
	10.000000	6.267659	-37.32%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	7.850969	9.635466	22.73%	1,312	2010
	6.292365	7.850969	24.77%	1,312	2009
	11.997935	6.292365	-47.55%	1,976	2008
	11.170354	11.997935	7.41%	2,164	2007
	11.056092	11.170354	1.03%	2,569	2006
	10.460391	11.056092	5.69%	2,449	2005
	9.422196	10.460391	11.02%	2,482	2004
	7.164247	9.422196	31.52%	2,388	2003
	10.000000	7.164247	-28.36%	813	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	10.790565	13.388243	24.07%	3,602	2010
	8.739519	10.790565	23.47%	4,077	2009
	13.159744	8.739519	-33.59%	4,615	2008
	14.461542	13.159744	-9.00%	5,590	2007
	12.588594	14.461542	14.88%	5,199	2006
	12.484462	12.588594	0.83%	5,191	2005
	10.877427	12.484462	14.77%	6,972	2004
	7.087240	10.877427	53.48%	7,076	2003
	10.000000	7.087240	-29.13%	3,158	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	12.038557	14.760107	22.61%	13,947	2010
	9.128735	12.038557	31.88%	16,310	2009
	15.095845	9.128735	-39.53%	19,378	2008
	15.103705	15.095845	-0.05%	20,360	2007
	13.776427	15.103705	9.63%	20,670	2006
	12.537176	13.776427	9.88%	21,364	2005
	10.758954	12.537176	16.53%	23,168	2004
	7.799526	10.758954	37.94%	21,750	2003
	10.000000	7.799526	-22.00%	7,664	2002*

97

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.418803	10.461805	11.07%	0	2010
	7.646935	9.418803	23.17%	6,305	2009
	13.350805	7.646935	-42.72%	1,177	2008
	12.615045	13.350805	5.83%	1,177	2007
	11.339128	12.615045	11.25%	3,604	2006
	10.797941	11.339128	5.01%	3,604	2005
	10.048992	10.797941	7.45%	3,604	2004
	8.050768	10.048992	24.82%	4,251	2003
	10.000000	8.050768	-19.49%	659	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.154609	9.137267	27.71%	3,516	2010
	5.574423	7.154609	28.35%	8,602	2009
	10.000000	5.574423	-44.26%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.872203	13.703267	6.46%	36,589	2010
	10.000000	12.872203	28.72%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.997084	20.475798	13.77%	13,909	2010
	13.132463	17.997084	37.04%	16,233	2009
	22.384636	13.132463	-41.33%	19,978	2008
	21.460476	22.384636	4.31%	20,136	2007
	18.587129	21.460476	15.46%	23,083	2006
	16.570216	18.587129	12.17%	23,288	2005
	14.170841	16.570216	16.93%	20,744	2004
	10.000000	14.170841	41.71%	14,981	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.452163	15.269086	13.51%	3,161	2010
	9.840164	13.452163	36.71%	4,380	2009
	16.811243	9.840164	-41.47%	7,364	2008
	16.156153	16.811243	4.05%	8,223	2007
	14.031744	16.156153	15.14%	8,223	2006
	12.539612	14.031744	11.90%	9,348	2005
	10.752496	12.539612	16.62%	11,554	2004
	7.672153	10.752496	40.15%	14,326	2003
	10.000000	7.672153	-23.28%	15,897	2002*

98

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	13.873168	15.620152	12.59%	5,194	2010
	11.943256	13.873168	16.16%	6,568	2009
	14.236860	11.943256	-16.11%	8,123	2008
	13.248552	14.236860	7.46%	11,588	2007
	12.593474	13.248552	5.20%	8,729	2006
	12.526176	12.593474	0.54%	9,361	2005
	11.775598	12.526176	6.37%	10,838	2004
	10.245554	11.775598	14.93%	13,638	2003
	10.000000	10.245554	2.46%	1,809	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.609599	10.919066	13.63%	6,997	2010
	7.653271	9.609599	25.56%	7,373	2009
	12.711843	7.653271	-39.79%	14,311	2008
	12.442825	12.711843	2.16%	13,889	2007
	11.052027	12.442825	12.58%	13,745	2006
	10.653846	11.052027	3.74%	14,286	2005
	9.950172	10.653846	7.07%	14,689	2004
	8.021928	9.950172	24.04%	15,281	2003
	10.000000	8.021928	-19.78%	6,833	2002*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.502017	5.02%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.377399	10.878470	4.83%	0	2010
	9.671154	10.377399	7.30%	2,899	2009
	11.009612	9.671154	-12.16%	3,467	2008
	10.667339	11.009612	3.21%	5,075	2007
	10.499491	10.667339	1.60%	5,815	2006
	10.297210	10.499491	1.96%	4,406	2005
	10.085843	10.297210	2.10%	3,467	2004
	10.000000	10.085843	0.86%	2,547	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.318622	33.372576	26.80%	385	2010

99

Optional Benefits Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	9.207639	10.183717	10.60%	18,623	2010
	7.802954	9.207639	18.00%	23,420	2009
	13.419419	7.802954	-41.85%	26,848	2008
	13.053326	13.419419	2.80%	36,117	2007
	11.379466	13.053326	14.71%	40,631	2006
	11.095173	11.379466	2.56%	43,856	2005
	10.174055	11.095173	9.05%	45,279	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.713937	10.461056	7.69%	28,763	2010
	7.225874	9.713937	34.43%	43,852	2009
	12.246586	7.225874	-41.00%	42,863	2008
	10.994634	12.246586	11.39%	52,118	2007
	11.285086	10.994634	-2.57%	71,360	2006
	10.021339	11.285086	12.61%	73,554	2005
	9.433404	10.021339	6.23%	78,145	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.637148	16.926866	24.12%	32,454	2010
	9.749478	13.637148	39.88%	43,030	2009
	15.476070	9.749478	-37.00%	47,809	2008
	15.548062	15.476070	-0.46%	58,886	2007
	13.884555	15.548062	11.98%	57,835	2006
	13.279263	13.884555	4.56%	56,263	2005
	11.373803	13.279263	16.75%	57,520	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.737624	12.097934	3.07%	13,370	2010
	10.861571	11.737624	8.07%	11,238	2009
	11.256412	10.861571	-3.51%	19,383	2008
	10.485957	11.256412	7.35%	4,313	2007
	10.526828	10.485957	-0.39%	7,919	2006
	10.570422	10.526828	-0.41%	26,349	2005
	10.188610	10.570422	3.75%	2,540	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.674980	10.801347	11.64%	5,404	2010
	8.378276	9.674980	15.48%	12,282	2009
	13.091861	8.378276	-36.00%	16,676	2008
	13.411828	13.091861	-2.39%	12,539	2007
	11.709053	13.411828	14.54%	13,586	2006
	11.425127	11.709053	2.49%	18,161	2005
	10.350739	11.425127	10.38%	19,246	2004

100

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ	9.203626	10.336911	12.31%	193	2010
	7.034348	9.203626	30.84%	1,333	2009
	10.967318	7.034348	-35.86%	1,333	2008
	10.406679	10.967318	5.39%	3,052	2007
	9.740546	10.406679	6.84%	3,372	2006
	9.611513	9.740546	1.34%	2,537	2005
	9.253076	9.611513	3.87%	4,065	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.211906	11.519332	12.80%	11,437	2010
	8.520883	10.211906	19.85%	11,789	2009
	12.365982	8.520883	-31.09%	13,977	2008
	11.804433	12.365982	4.76%	16,275	2007
	10.359477	11.804433	13.95%	24,750	2006
	10.147079	10.359477	2.09%	28,912	2005
	9.875216	10.147079	2.75%	26,923	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.643016	10.685013	10.81%	8,002	2010
	8.682942	9.643016	11.06%	11,706	2009
	12.591402	8.682942	-31.04%	13,640	2008
	11.713791	12.591402	7.49%	20,692	2007
	10.317738	11.713791	13.53%	20,730	2006
	10.346933	10.317738	-0.28%	25,638	2005
	9.852213	10.346933	5.02%	32,787	2004

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	14.711477	16.499418	12.15%	14,426	2010
	9.840092	14.711477	49.51%	21,368	2009
	13.579534	9.840092	-27.54%	21,363	2008
	13.423475	13.579534	1.16%	27,282	2007
	12.381282	13.423475	8.42%	28,724	2006
	12.346411	12.381282	0.28%	33,241	2005
	11.430529	12.346411	8.01%	33,636	2004

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	12.262183	13.018882	6.17%	68,625	2010
	10.408118	12.262183	17.81%	90,428	2009
	11.482365	10.408118	-9.36%	100,186	2008
	11.139378	11.482365	3.08%	107,645	2007
	10.931808	11.139378	1.90%	113,086	2006
	11.039656	10.931808	-0.98%	115,044	2005
	10.897441	11.039656	1.31%	126,017	2004

101

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.788135	11.029078	12.68%	57,164	2010
	7.685965	9.788135	27.35%	109,811	2009
	13.707860	7.685965	-43.93%	138,422	2008
	13.806312	13.707860	-0.71%	154,981	2007
	11.740326	13.806312	17.60%	155,962	2006
	11.341364	11.740326	3.52%	154,838	2005
	10.398741	11.341364	9.06%	153,455	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.478793	10.297392	21.45%	17,755	2010
	6.757641	8.478793	25.47%	23,410	2009
	13.080587	6.757641	-48.34%	23,213	2008
	10.533787	13.080587	24.18%	28,588	2007
	10.080223	10.533787	4.50%	35,243	2006
	9.743940	10.080223	3.45%	41,277	2005
	9.636814	9.743940	1.11%	38,622	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	16.563717	20.881358	26.07%	40,737	2010
	12.087879	16.563717	37.03%	59,354	2009
	20.414082	12.087879	-40.79%	72,608	2008
	18.053207	20.414082	13.08%	86,808	2007
	16.379686	18.053207	10.22%	87,606	2006
	14.154327	16.379686	15.72%	93,069	2005
	11.580371	14.154327	22.23%	99,094	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.584098	13.921487	10.63%	46,002	2010
	10.169894	12.584098	23.74%	72,931	2009
	18.504494	10.169894	-45.04%	84,615	2008
	16.123749	18.504494	14.77%	103,162	2007
	13.957277	16.123749	15.52%	105,467	2006
	11.987343	13.957277	16.43%	108,035	2005
	10.788836	11.987343	11.11%	119,123	2004

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	11.164238	13.829884	23.88%	5,784	2010
	7.245375	11.164238	54.09%	10,209	2009
	15.169935	7.245375	-52.24%	22,017	2008
	14.674799	15.169935	3.37%	27,006	2007
	12.900659	14.674799	13.75%	31,179	2006
	12.844759	12.900659	0.44%	35,523	2005
	11.507595	12.844759	11.62%	34,334	2004

102

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.430324	9.522956	12.96%	8,723	2010
	7.122340	8.430324	18.36%	10,819	2009
	12.661314	7.122340	-43.75%	14,322	2008
	11.558365	12.661314	9.54%	15,162	2007
	11.114312	11.558365	4.00%	17,356	2006
	10.439181	11.114312	6.47%	24,159	2005
	10.012703	10.439181	4.26%	31,137	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.511963	12.211090	16.16%	830	2010
	7.550532	10.511963	39.22%	697	2009
	14.565594	7.550532	-48.16%	768	2008
	13.439252	14.565594	8.38%	116	2007
	11.789285	13.439252	14.00%	116	2006
	11.003441	11.789285	7.14%	0	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	9.752352	10.446697	7.12%	16,702	2010
	7.771618	9.752352	25.49%	17,422	2009
	11.375696	7.771618	-31.68%	18,968	2008
	10.755751	11.375696	5.76%	17,143	2007
	10.000000	10.755751	7.56%	20,430	2006*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II - Q/NQ	9.294619	10.896624	17.24%	23,356	2010
	5.722803	9.294619	62.41%	32,093	2009
	11.470685	5.722803	-50.11%	32,270	2008
	10.030585	11.470685	14.36%	31,405	2007
	9.967909	10.030585	0.63%	33,882	2006
	9.444196	9.967909	5.55%	39,110	2005
	9.020673	9.444196	4.70%	42,995	2004

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ	10.438052	11.841072	13.44%	95,456	2010
	8.290521	10.438052	25.90%	117,723	2009
	13.171233	8.290521	-37.06%	136,092	2008
	13.754895	13.171233	-4.24%	159,507	2007
	12.088139	13.754895	13.79%	188,362	2006
	11.841186	12.088139	2.09%	212,920	2005
	10.284294	11.841186	15.14%	223,553	2004

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	7.586554	9.611196	26.69%	19,536	2010
	5.477815	7.586554	38.50%	24,247	2009
	11.542069	5.477815	-52.54%	30,778	2008
	10.750545	11.542069	7.36%	33,173	2007
	10.717634	10.750545	0.31%	39,197	2006
	10.626531	10.717634	0.86%	45,657	2005
	9.475409	10.626531	12.15%	44,935	2004

103

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	10.984434	14.641387	33.29%	13,780	2010
	6.876219	10.984434	59.75%	19,350	2009
	11.595979	6.876219	-40.70%	21,764	2008
	11.567547	11.595979	0.25%	21,993	2007
	10.446286	11.567547	10.73%	27,112	2006
	10.143088	10.446286	2.99%	30,482	2005
	9.740037	10.143088	4.14%	36,388	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.759903	12.824054	9.05%	19,981	2010
	9.794748	11.759903	20.06%	21,867	2009
	14.853192	9.794748	-34.06%	17,972	2008
	14.080921	14.853192	5.48%	37,511	2007
	11.916542	14.080921	18.16%	39,380	2006
	11.414661	11.916542	4.40%	36,811	2005
	10.138536	11.414661	12.59%	42,404	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.702750	7.03%	3,259	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.698889	10.012366	3.23%	28,468	2010
	8.728489	9.698889	11.12%	13,416	2009
	10.283009	8.728489	-15.12%	13,785	2008
	10.010930	10.283009	2.72%	28,026	2007
	9.797782	10.010930	2.18%	6,498	2006
	9.849942	9.797782	-0.53%	6,829	2005
	9.968174	9.849942	-1.19%	2,381	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.652335	11.320344	17.28%	3,732	2010
	8.019545	9.652335	20.36%	4,821	2009
	13.513661	8.019545	-40.66%	5,995	2008
	13.713341	13.513661	-1.46%	7,944	2007
	13.287497	13.713341	3.20%	9,060	2006
	13.169378	13.287497	0.90%	12,574	2005
	12.005361	13.169378	9.70%	17,044	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.595557	12.763569	20.46%	0	2010
	8.222313	10.595557	28.86%	2,160	2009
	13.848384	8.222313	-40.63%	3,519	2008
	13.125973	13.848384	5.50%	0	2007
	11.773048	13.125973	11.49%	0	2006
	11.236012	11.773048	4.78%	1,695	2005
	10.000000	11.236012	12.36%	0	2004*

104

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.387724	13.743741	10.95%	27,902	2010
	10.000000	12.387724	23.88%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.863928	9.528955	21.17%	0	2010
	6.097509	7.863928	28.97%	0	2009
	10.000000	6.097509	-39.02%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.427791	10.917498	4.70%	15,446	2010
	9.793750	10.427791	6.47%	6,926	2009
	10.000000	9.793750	-2.06%	6,668	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.180025	21.794414	13.63%	6,882	2010
	11.994322	19.180025	59.91%	9,055	2009
	29.033083	11.994322	-58.69%	7,965	2008
	20.359741	29.033083	42.60%	13,462	2007
	15.205039	20.359741	33.90%	7,372	2006
	11.703984	15.205039	29.91%	1,655	2005
	10.000000	11.703984	17.04%	214	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.210776	12.514315	2.49%	69,407	2010
	12.158246	12.210776	0.43%	122,461	2009
	11.536548	12.158246	5.39%	168,359	2008
	11.006417	11.536548	4.82%	175,013	2007
	10.897874	11.006417	1.00%	196,240	2006
	10.789210	10.897874	1.01%	207,665	2005
	10.682068	10.789210	1.00%	225,562	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.506310	12.932550	12.40%	90,339	2010
	9.225337	11.506310	24.73%	96,445	2009
	14.898112	9.225337	-38.08%	97,887	2008
	14.341512	14.898112	3.88%	99,503	2007
	12.514870	14.341512	14.60%	158,889	2006
	11.825111	12.514870	5.83%	166,646	2005
	10.576701	11.825111	11.80%	174,709	2004

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.502838	11.943182	3.83%	18,151	2010
	10.754578	11.502838	6.96%	31,734	2009
	11.671436	10.754578	-7.86%	32,134	2008
	11.296906	11.671436	3.32%	31,165	2007
	10.852024	11.296906	4.10%	26,328	2006
	10.712983	10.852024	1.30%	29,047	2005
	10.440308	10.712983	2.61%	33,949	2004

105

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.659805	12.680271	8.75%	70,221	2010
	9.981650	11.659805	16.81%	116,021	2009
	13.254940	9.981650	-24.69%	144,745	2008
	12.795804	13.254940	3.59%	166,205	2007
	11.719089	12.795804	9.19%	168,633	2006
	11.345172	11.719089	3.30%	290,366	2005
	10.563437	11.345172	7.40%	292,569	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.720746	12.967297	10.64%	110,745	2010
	9.609780	11.720746	21.97%	138,505	2009
	14.285581	9.609780	-32.73%	147,183	2008
	13.726986	14.285581	4.07%	154,685	2007
	12.222044	13.726986	12.31%	176,178	2006
	11.641115	12.222044	4.99%	200,342	2005
	10.591735	11.641115	9.91%	198,456	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.729417	12.480250	6.40%	25,361	2010
	10.442150	11.729417	12.33%	33,355	2009
	12.535829	10.442150	-16.70%	52,181	2008
	12.078751	12.535829	3.78%	52,189	2007
	11.361342	12.078751	6.31%	56,922	2006
	11.089202	11.361342	2.45%	63,228	2005
	10.554142	11.089202	5.07%	83,568	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.839035	10.627691	-1.95%	48,851	2010
	11.049962	10.839035	-1.91%	65,872	2009
	11.042934	11.049962	0.06%	119,869	2008
	10.748619	11.042934	2.74%	63,216	2007
	10.486717	10.748619	2.50%	55,522	2006
	10.416772	10.486717	0.67%	65,037	2005
	10.538430	10.416772	-1.15%	74,944	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.188386	14.300383	8.43%	20,745	2010
	10.814092	13.188386	21.96%	36,980	2009
	13.335007	10.814092	-18.90%	47,141	2008
	13.000381	13.335007	2.57%	52,228	2007
	12.646355	13.000381	2.80%	65,295	2006
	12.621996	12.646355	0.19%	62,779	2005
	12.083481	12.621996	4.46%	66,616	2004

106

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.100781	10.483392	3.79%	3,301	2010
	7.955492	10.100781	26.97%	5,119	2009
	15.152857	7.955492	-47.50%	5,973	2008
	15.049828	15.152857	0.68%	8,564	2007
	12.538773	15.049828	20.03%	11,839	2006
	11.437668	12.538773	9.63%	4,351	2005
	10.000000	11.437668	14.38%	1,705	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.992670	9.052466	13.26%	14,509	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.961577	9.005380	13.11%	15,563	2010
	6.277357	7.961577	26.83%	20,167	2009
	10.000000	6.277357	-37.23%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.827338	8.653032	10.55%	45,420	2010
	6.265525	7.827338	24.93%	54,900	2009
	10.000000	6.265525	-37.34%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	7.820320	9.592961	22.67%	9,636	2010
	6.270996	7.820320	24.71%	12,525	2009
	11.963301	6.270996	-47.58%	15,355	2008
	11.143819	11.963301	7.35%	18,809	2007
	11.035441	11.143819	0.98%	23,872	2006
	10.446164	11.035441	5.64%	26,270	2005
	9.414183	10.446164	10.96%	28,221	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	10.748442	13.329193	24.01%	7,721	2010
	8.709840	10.748442	23.41%	14,232	2009
	13.121761	8.709840	-33.62%	16,425	2008
	14.427202	13.121761	-9.05%	23,554	2007
	12.565096	14.427202	14.82%	27,274	2006
	12.467490	12.565096	0.78%	26,921	2005
	10.868165	12.467490	14.72%	27,828	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	11.991575	14.695028	22.54%	15,649	2010
	9.097745	11.991575	31.81%	21,876	2009
	15.052295	9.097745	-39.56%	34,022	2008
	15.067861	15.052295	-0.10%	34,207	2007
	13.750720	15.067861	9.58%	37,677	2006
	12.520138	13.750720	9.83%	37,454	2005
	10.749809	12.520138	16.47%	36,201	2004

107

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.382041	10.415656	11.02%	3,958	2010
	7.620972	9.382041	23.11%	11,372	2009
	13.312287	7.620972	-42.75%	10,217	2008
	12.585088	13.312287	5.78%	11,600	2007
	11.317959	12.585088	11.20%	11,948	2006
	10.783269	11.317959	4.96%	12,092	2005
	10.040451	10.783269	7.40%	12,164	2004

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.148516	9.124840	27.65%	40,208	2010
	5.572514	7.148516	28.28%	55,560	2009
	10.000000	5.572514	-44.27%	1,907	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.867835	13.691636	6.40%	136,786	2010
	10.000000	12.867835	28.68%	983	2009*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.936025	20.395960	13.72%	20,181	2010
	13.094586	17.936025	36.97%	36,849	2009
	22.331478	13.094586	-41.36%	38,546	2008
	21.420494	22.331478	4.25%	42,816	2007
	18.561920	21.420494	15.40%	39,136	2006
	16.556153	18.561920	12.11%	40,506	2005
	14.166030	16.556153	16.87%	40,081	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.399656	15.201745	13.45%	22,250	2010
	9.806755	13.399656	36.64%	32,636	2009
	16.762732	9.806755	-41.50%	42,528	2008
	16.117794	16.762732	4.00%	46,398	2007
	14.005551	16.117794	15.08%	52,693	2006
	12.522559	14.005551	11.84%	67,947	2005
	10.743349	12.522559	16.56%	73,202	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	13.819030	15.551277	12.54%	45,167	2010
	11.902710	13.819030	16.10%	59,869	2009
	14.195763	11.902710	-16.15%	63,334	2008
	13.217075	14.195763	7.40%	68,879	2007
	12.569944	13.217075	5.15%	72,177	2006
	12.509141	12.569944	0.49%	63,999	2005
	11.765586	12.509141	6.32%	66,888	2004

108

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.572122	10.870951	13.57%	20,356	2010
	7.627313	9.572122	25.50%	27,323	2009
	12.675196	7.627313	-39.82%	31,181	2008
	12.413323	12.675196	2.11%	41,445	2007
	11.031418	12.413323	12.53%	42,293	2006
	10.639379	11.031418	3.68%	44,756	2005
	9.941720	10.639379	7.02%	48,254	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.498469	4.98%	2,208	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.342210	10.836056	4.78%	31,577	2010
	9.643273	10.342210	7.25%	33,334	2009
	10.983472	9.643273	-12.20%	35,154	2008
	10.647467	10.983472	3.16%	34,576	2007
	10.485262	10.647467	1.55%	5,080	2006
	10.288472	10.485262	1.91%	2,254	2005
	10.082409	10.288472	2.04%	839	2004

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.242762	33.259433	26.74%	416	2010

109

choicevenuesaipart2.htm

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	9.171667	10.138756	10.54%	0	2010
	7.776438	9.171667	17.94%	0	2009
	13.380661	7.776438	-41.88%	0	2008
	13.022297	13.380661	2.75%	0	2007
	11.358191	13.022297	14.65%	0	2006
	11.080067	11.358191	2.51%	0	2005
	10.165391	11.080067	9.00%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.676026	10.414919	7.64%	0	2010
	7.201340	9.676026	34.36%	0	2009
	12.211260	7.201340	-41.03%	0	2008
	10.968537	12.211260	11.33%	0	2007
	11.264026	10.968537	-2.62%	0	2006
	10.007723	11.264026	12.55%	4	2005
	9.425391	10.007723	6.18%	154	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.583898	16.852188	24.06%	79	2010
	9.716363	13.583898	39.80%	84	2009
	15.431399	9.716363	-37.04%	90	2008
	15.511138	15.431399	-0.51%	2,948	2007
	13.858637	15.511138	11.92%	2,944	2006
	13.261219	13.858637	4.51%	3,062	2005
	11.364139	13.261219	16.69%	1,731	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.697752	12.050697	3.02%	536	2010
	10.830197	11.697752	8.01%	663	2009
	11.229625	10.830197	-3.56%	765	2008
	10.466370	11.229625	7.29%	1,109	2007
	10.512510	10.466370	-0.44%	1,333	2006
	10.561415	10.512510	-0.46%	0	2005
	10.185123	10.561415	3.69%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.637192	10.753670	11.59%	428	2010
	8.349810	9.637192	15.42%	1,100	2009
	13.054056	8.349810	-36.04%	2,240	2008
	13.379950	13.054056	-2.44%	2,347	2007
	11.687173	13.379950	14.48%	2,229	2006
	11.409578	11.687173	2.43%	2,332	2005
	10.341939	11.409578	10.32%	2,439	2004

110

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ	9.167678	10.291292	12.26%	0	2010
	7.010443	9.167678	30.77%	0	2009
	10.935624	7.010443	-35.89%	0	2008
	10.381927	10.935624	5.33%	0	2007
	9.722326	10.381927	6.78%	0	2006
	9.598411	9.722326	1.29%	0	2005
	9.245197	9.598411	3.82%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.172010	11.468476	12.75%	209	2010
	8.491923	10.172010	19.78%	271	2009
	12.330272	8.491923	-31.13%	358	2008
	11.776379	12.330272	4.70%	362	2007
	10.340117	11.776379	13.89%	435	2006
	10.133277	10.340117	2.04%	0	2005
	9.866813	10.133277	2.70%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.605355	10.637859	10.75%	0	2010
	8.653453	9.605355	11.00%	0	2009
	12.555064	8.653453	-31.08%	0	2008
	11.685971	12.555064	7.44%	0	2007
	10.298470	11.685971	13.47%	0	2006
	10.332866	10.298470	-0.33%	0	2005
	9.843836	10.332866	4.97%	0	2004

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	14.654057	16.426642	12.10%	1,499	2010
	9.806673	14.654057	49.43%	1,102	2009
	13.540340	9.806673	-27.57%	1,435	2008
	13.391598	13.540340	1.11%	1,475	2007
	12.358162	13.391598	8.36%	1,394	2006
	12.329619	12.358162	0.23%	1,016	2005
	11.420799	12.329619	7.96%	1,043	2004

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	12.214305	12.961430	6.12%	1,735	2010
	10.372772	12.214305	17.75%	2,092	2009
	11.449209	10.372772	-9.40%	2,737	2008
	11.112904	11.449209	3.03%	2,737	2007
	10.911377	11.112904	1.85%	2,471	2006
	11.024638	10.911377	-1.03%	741	2005
	10.888164	11.024638	1.25%	1,604	2004

111

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.749925	10.980423	12.62%	5,652	2010
	7.659867	9.749925	27.29%	381	2009
	13.668298	7.659867	-43.96%	381	2008
	13.773521	13.668298	-0.76%	2,116	2007
	11.718409	13.773521	17.54%	2,116	2006
	11.325942	11.718409	3.47%	2,120	2005
	10.389887	11.325942	9.01%	5,732	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.445662	10.251937	21.39%	1,058	2010
	6.734676	8.445662	25.41%	1,611	2009
	13.042808	6.734676	-48.36%	2,155	2008
	10.508750	13.042808	24.11%	2,155	2007
	10.061365	10.508750	4.45%	983	2006
	9.730654	10.061365	3.40%	3,048	2005
	9.628597	9.730654	1.06%	2,816	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	16.499022	20.789205	26.00%	7,978	2010
	12.046803	16.499022	36.96%	9,124	2009
	20.355125	12.046803	-40.82%	8,923	2008
	18.010302	20.355125	13.02%	11,703	2007
	16.349078	18.010302	10.16%	13,955	2006
	14.135056	16.349078	15.66%	13,939	2005
	11.570497	14.135056	22.16%	6,480	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.534937	13.860042	10.57%	3,645	2010
	10.135339	12.534937	23.68%	3,716	2009
	18.451049	10.135339	-45.07%	3,616	2008
	16.085420	18.451049	14.71%	5,000	2007
	13.931180	16.085420	15.46%	8,246	2006
	11.971002	13.931180	16.37%	8,972	2005
	10.779633	11.971002	11.05%	6,053	2004

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	11.120634	13.768857	23.81%	194	2010
	7.220757	11.120634	54.01%	205	2009
	15.126139	7.220757	-52.26%	242	2008
	14.639949	15.126139	3.32%	176	2007
	12.876566	14.639949	13.69%	174	2006
	12.827303	12.876566	0.38%	178	2005
	11.497815	12.827303	11.56%	170	2004

112

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.397382	9.480907	12.90%	0	2010
	7.098140	8.397382	18.30%	0	2009
	12.624745	7.098140	-43.78%	0	2008
	11.530891	12.624745	9.49%	0	2007
	11.093531	11.530891	3.94%	0	2006
	10.424961	11.093531	6.41%	0	2005
	10.004161	10.424961	4.21%	0	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.481612	12.169629	16.10%	171	2010
	7.532570	10.481612	39.15%	229	2009
	14.538404	7.532570	-48.19%	336	2008
	13.421053	14.538404	8.33%	256	2007
	11.779311	13.421053	13.94%	316	2006
	10.999732	11.779311	7.09%	0	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	9.734082	10.421819	7.07%	0	2010
	7.761012	9.734082	25.42%	0	2009
	11.365976	7.761012	-31.72%	0	2008
	10.752070	11.365976	5.71%	0	2007
	10.000000	10.752070	7.52%	0	2006*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II - Q/NQ	9.258333	10.848553	17.18%	3,051	2010
	5.703365	9.258333	62.33%	3,443	2009
	11.437590	5.703365	-50.13%	3,710	2008
	10.006762	11.437590	14.30%	3,710	2007
	9.949303	10.006762	0.58%	3,315	2006
	9.431361	9.949303	5.49%	5,013	2005
	9.013004	9.431361	4.64%	4,866	2004

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ	10.397276	11.788806	13.38%	3,534	2010
	8.262345	10.397276	25.84%	3,736	2009
	13.133192	8.262345	-37.09%	3,236	2008
	13.722204	13.133192	-4.29%	4,239	2007
	12.065541	13.722204	13.73%	5,499	2006
	11.825073	12.065541	2.03%	5,788	2005
	10.275537	11.825073	15.08%	2,299	2004

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	7.556925	9.568783	26.62%	1,594	2010
	5.459207	7.556925	38.43%	0	2009
	11.508744	5.459207	-52.56%	0	2008
	10.724999	11.508744	7.31%	0	2007
	10.697608	10.724999	0.26%	0	2006
	10.612066	10.697608	0.81%	3	2005
	9.467346	10.612066	12.09%	9,257	2004

113

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	10.941577	14.576846	33.22%	859	2010
	6.852889	10.941577	59.66%	0	2009
	11.562539	6.852889	-40.73%	0	2008
	11.540102	11.562539	0.19%	0	2007
	10.426799	11.540102	10.68%	0	2006
	10.129320	10.426799	2.94%	146	2005
	9.731775	10.129320	4.09%	146	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.714012	12.767506	8.99%	8,041	2010
	9.761492	11.714012	20.00%	10,903	2009
	14.810316	9.761492	-34.09%	10,847	2008
	14.047477	14.810316	5.43%	10,850	2007
	11.894280	14.047477	18.10%	10,374	2006
	11.399122	11.894280	4.34%	8,629	2005
	10.129902	11.399122	12.53%	6,143	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.699132	6.99%	1,427	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.665959	9.973279	3.18%	3,799	2010
	8.703295	9.665959	11.06%	2,099	2009
	10.258557	8.703295	-15.16%	2,221	2008
	9.992258	10.258557	2.67%	2,662	2007
	9.784478	9.992258	2.12%	2,960	2006
	9.841564	9.784478	-0.58%	0	2005
	9.964766	9.841564	-1.24%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.614626	11.270375	17.22%	1,399	2010
	7.992300	9.614626	20.30%	1,614	2009
	13.474648	7.992300	-40.69%	1,662	2008
	13.680755	13.474648	-1.51%	1,662	2007
	13.262674	13.680755	3.15%	1,662	2006
	13.151477	13.262674	0.85%	1,473	2005
	11.995155	13.151477	9.64%	1,523	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.565006	12.720283	20.40%	0	2010
	8.202784	10.565006	28.80%	0	2009
	13.822570	8.202784	-40.66%	0	2008
	13.108220	13.822570	5.45%	0	2007
	11.763111	13.108220	11.43%	0	2006
	11.232231	11.763111	4.73%	0	2005
	10.000000	11.232231	12.32%	0	2004*

114

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.383510	13.732077	10.89%	3,399	2010
	10.000000	12.383510	23.84%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.857237	9.516007	21.11%	0	2010
	6.095432	7.857237	28.90%	0	2009
	10.000000	6.095432	-39.05%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.418934	10.902664	4.64%	0	2010
	9.790412	10.418934	6.42%	0	2009
	10.000000	9.790412	-2.10%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.124700	21.720480	13.57%	0	2010
	11.965826	19.124700	59.83%	0	2009
	28.978949	11.965826	-58.71%	0	2008
	20.332185	28.978949	42.53%	890	2007
	15.192178	20.332185	33.83%	890	2006
	11.700031	15.192178	29.85%	890	2005
	10.000000	11.700031	17.00%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.163131	12.459130	2.43%	434	2010
	12.116984	12.163131	0.38%	1,179	2009
	11.503254	12.116984	5.34%	2,450	2008
	10.980282	11.503254	4.76%	2,558	2007
	10.877516	10.980282	0.94%	2,295	2006
	10.774530	10.877516	0.96%	2,401	2005
	10.672982	10.774530	0.95%	2,509	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.459829	12.873740	12.34%	477	2010
	9.192762	11.459829	24.66%	849	2009
	14.853098	9.192762	-38.11%	0	2008
	14.305520	14.853098	3.83%	0	2007
	12.489813	14.305520	14.54%	0	2006
	11.807448	12.489813	5.78%	0	2005
	10.566284	11.807448	11.75%	0	2004

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.456393	11.888897	3.78%	0	2010
	10.716625	11.456393	6.90%	0	2009
	11.636185	10.716625	-7.90%	0	2008
	11.268568	11.636185	3.26%	0	2007
	10.830309	11.268568	4.05%	0	2006
	10.696990	10.830309	1.25%	8,681	2005
	10.430034	10.696990	2.56%	0	2004

115

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.612729	12.622630	8.70%	18,003	2010
	9.946414	11.612729	16.75%	13,744	2009
	13.214889	9.946414	-24.73%	13,744	2008
	12.763693	13.214889	3.53%	13,744	2007
	11.695624	12.763693	9.13%	13,744	2006
	11.328215	11.695624	3.24%	13,744	2005
	10.553029	11.328215	7.35%	13,744	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.673406	12.908341	10.58%	950	2010
	9.575844	11.673406	21.90%	4,897	2009
	14.242409	9.575844	-32.77%	9,854	2008
	13.692531	14.242409	4.02%	9,854	2007
	12.197565	13.692531	12.26%	9,854	2006
	11.623715	12.197565	4.94%	7,239	2005
	10.581287	11.623715	9.85%	7,239	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.682071	12.423540	6.35%	0	2010
	10.405305	11.682071	12.27%	9,591	2009
	12.497972	10.405305	-16.74%	9,591	2008
	12.048446	12.497972	3.73%	9,591	2007
	11.338608	12.048446	6.26%	9,591	2006
	11.072641	11.338608	2.40%	9,591	2005
	10.543755	11.072641	5.02%	9,591	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.780194	10.564607	-2.00%	6,843	2010
	10.995583	10.780194	-1.96%	13,577	2009
	10.994195	10.995583	0.01%	26,699	2008
	10.706668	10.994195	2.69%	1,479	2007
	10.451103	10.706668	2.45%	1,673	2006
	10.386676	10.451103	0.62%	351	2005
	10.513346	10.386676	-1.20%	7,318	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.116880	14.215605	8.38%	0	2010
	10.760945	13.116880	21.89%	242	2009
	13.276244	10.760945	-18.95%	0	2008
	12.949735	13.276244	2.52%	0	2007
	12.603486	12.949735	2.75%	0	2006
	12.585616	12.603486	0.14%	3	2005
	12.054794	12.585616	4.40%	115	2004

116

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.071641	10.447829	3.74%	0	2010
	7.936587	10.071641	26.90%	2,731	2009
	15.124590	7.936587	-47.53%	1,150	2008
	15.029456	15.124590	0.63%	2,941	2007
	12.528177	15.029456	19.97%	2,941	2006
	11.433814	12.528177	9.57%	2,941	2005
	10.000000	11.433814	14.34%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.985874	9.040153	13.20%	380	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.954801	8.993135	13.05%	310	2010
	6.275218	7.954801	26.77%	1,454	2009
	10.000000	6.275218	-37.25%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.820676	8.641256	10.49%	1,854	2010
	6.263383	7.820676	24.86%	241	2009
	10.000000	6.263383	-37.37%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	7.789775	9.550623	22.60%	139	2010
	6.249689	7.789775	24.64%	147	2009
	11.928747	6.249689	-47.61%	139	2008
	11.117331	11.928747	7.30%	111	2007
	11.014823	11.117331	0.93%	114	2006
	10.431949	11.014823	5.59%	104	2005
	9.406171	10.431949	10.91%	104	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	10.706455	13.270351	23.95%	357	2010
	8.680245	10.706455	23.34%	580	2009
	13.083863	8.680245	-33.66%	985	2008
	14.392921	13.083863	-9.10%	985	2007
	12.541618	14.392921	14.76%	918	2006
	12.450524	12.541618	0.73%	561	2005
	10.858926	12.450524	14.66%	561	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	11.944736	14.630183	22.48%	1,556	2010
	9.066836	11.944736	31.74%	1,803	2009
	15.008835	9.066836	-39.59%	1,859	2008
	15.032074	15.008835	-0.15%	3,655	2007
	13.725045	15.032074	9.52%	5,110	2006
	12.503117	13.725045	9.77%	6,927	2005
	10.740667	12.503117	16.41%	9,817	2004

117

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.345419	10.369725	10.96%	0	2010
	7.595099	9.345419	23.05%	0	2009
	13.273868	7.595099	-42.78%	0	2008
	12.555216	13.273868	5.72%	0	2007
	11.296829	12.555216	11.14%	0	2006
	10.768609	11.296829	4.91%	0	2005
	10.031913	10.768609	7.34%	0	2004

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.142400	9.112388	27.58%	609	2010
	5.570597	7.142400	28.22%	619	2009
	10.000000	5.570597	-44.29%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.863456	13.680001	6.35%	7,032	2010
	10.000000	12.863456	28.63%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.875102	20.316307	13.66%	3,968	2010
	13.056765	17.875102	36.90%	3,211	2009
	22.278368	13.056765	-41.39%	3,024	2008
	21.380508	22.278368	4.20%	3,779	2007
	18.536700	21.380508	15.34%	3,187	2006
	16.542076	18.536700	12.06%	3,221	2005
	14.161203	16.542076	16.81%	2,293	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.347338	15.134682	13.39%	0	2010
	9.773458	13.347338	36.57%	685	2009
	16.714369	9.773458	-41.53%	1,925	2008
	16.079535	16.714369	3.95%	1,925	2007
	13.979406	16.079535	15.02%	1,925	2006
	12.505535	13.979406	11.79%	1,925	2005
	10.734207	12.505535	16.50%	2,900	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	13.765107	15.482709	12.48%	261	2010
	11.862315	13.765107	16.04%	252	2009
	14.154796	11.862315	-16.20%	208	2008
	13.185696	14.154796	7.35%	284	2007
	12.546473	13.185696	5.09%	292	2006
	12.492130	12.546473	0.44%	275	2005
	11.755578	12.492130	6.27%	261	2004

118

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.534717	10.822939	13.51%	1,590	2010
	7.601381	9.534717	25.43%	1,836	2009
	12.638571	7.601381	-39.86%	1,794	2008
	12.383797	12.638571	2.06%	2,811	2007
	11.010789	12.383797	12.47%	4,900	2006
	10.624882	11.010789	3.63%	6,037	2005
	9.933245	10.624882	6.96%	8,036	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.494926	4.95%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.307072	10.793736	4.72%	0	2010
	9.615416	10.307072	7.19%	0	2009
	10.957326	9.615416	-12.25%	0	2008
	10.627583	10.957326	3.10%	0	2007
	10.471001	10.627583	1.50%	0	2006
	10.279707	10.471001	1.86%	0	2005
	10.078970	10.279707	1.99%	0	2004

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.167095	33.146646	26.67%	0	2010

119

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	9.135825	10.093997	10.49%	14,963	2010
	7.750010	9.135825	17.88%	13,463	2009
	13.342008	7.750010	-41.91%	14,561	2008
	12.991348	13.342008	2.70%	29,932	2007
	11.336967	12.991348	14.59%	30,411	2006
	11.064992	11.336967	2.46%	34,919	2005
	10.156747	11.064992	8.94%	33,225	2004
	7.844425	10.156747	29.48%	31,787	2003
	10.000000	7.844425	-21.56%	4,098	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.638226	10.368944	7.58%	9,824	2010
	7.176876	9.638226	34.30%	13,340	2009
	12.176000	7.176876	-41.06%	16,251	2008
	10.942477	12.176000	11.27%	15,993	2007
	11.242984	10.942477	-2.67%	16,626	2006
	9.994107	11.242984	12.50%	19,825	2005
	9.417370	9.994107	6.12%	29,530	2004
	7.793257	9.417370	20.84%	28,448	2003
	10.000000	7.793257	-22.07%	17,374	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.530846	16.777825	24.00%	9,688	2010
	9.683355	13.530846	39.73%	12,418	2009
	15.386854	9.683355	-37.07%	18,040	2008
	15.474298	15.386854	-0.57%	26,975	2007
	13.832748	15.474298	11.87%	37,245	2006
	13.243174	13.832748	4.45%	43,924	2005
	11.354465	13.243174	16.63%	56,252	2004
	8.227439	11.354465	38.01%	57,135	2003
	10.000000	8.227439	-17.73%	19,683	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.657993	12.003612	2.96%	3,512	2010
	10.798896	11.657993	7.96%	5,434	2009
	11.202885	10.798896	-3.61%	5,932	2008
	10.446805	11.202885	7.24%	1,408	2007
	10.498201	10.446805	-0.49%	1,747	2006
	10.552410	10.498201	-0.51%	5,900	2005
	10.181634	10.552410	3.64%	6,006	2004
	10.000000	10.181634	1.82%	0	2003*

120

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.599531	10.706182	11.53%	8,584	2010
	8.321423	9.599531	15.36%	7,120	2009
	13.016340	8.321423	-36.07%	10,670	2008
	13.348152	13.016340	-2.49%	12,817	2007
	11.665315	13.348152	14.43%	14,373	2006
	11.394039	11.665315	2.38%	20,931	2005
	10.333122	11.394039	10.27%	29,475	2004
	8.165648	10.333122	26.54%	32,844	2003
	10.000000	8.165648	-18.34%	19,225	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ	9.131856	10.245853	12.20%	0	2010
	6.986615	9.131856	30.71%	0	2009
	10.904037	6.986615	-35.93%	0	2008
	10.357262	10.904037	5.28%	815	2007
	9.704159	10.357262	6.73%	953	2006
	9.585358	9.704159	1.24%	1,748	2005
	9.237323	9.585358	3.77%	3,530	2004
	7.499266	9.237323	23.18%	3,530	2003
	10.000000	7.499266	-25.01%	3,025	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.132278	11.417863	12.69%	11,491	2010
	8.463068	10.132278	19.72%	12,576	2009
	12.294652	8.463068	-31.16%	67,604	2008
	11.748382	12.294652	4.65%	73,105	2007
	10.320789	11.748382	13.83%	77,151	2006
	10.119482	10.320789	1.99%	76,580	2005
	9.858402	10.119482	2.65%	87,046	2004
	8.329690	9.858402	18.35%	85,101	2003
	10.000000	8.329690	-16.70%	43,887	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.567799	10.590860	10.69%	13,186	2010
	8.624024	9.567799	10.94%	11,192	2009
	12.518773	8.624024	-31.11%	10,088	2008
	11.658171	12.518773	7.38%	11,541	2007
	10.279188	11.658171	13.42%	11,663	2006
	10.318778	10.279188	-0.38%	11,751	2005
	9.835441	10.318778	4.91%	11,525	2004
	8.105694	9.835441	21.34%	11,778	2003
	10.000000	8.105694	-18.94%	8,513	2002*

121

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	14.596832	16.354142	12.04%	28,159	2010
	9.773362	14.596832	49.35%	25,124	2009
	13.501239	9.773362	-27.61%	16,782	2008
	13.359785	13.501239	1.06%	21,969	2007
	12.335072	13.359785	8.31%	21,548	2006
	12.312848	12.335072	0.18%	24,815	2005
	11.411095	12.312848	7.90%	47,306	2004
	9.565241	11.411095	19.30%	49,461	2003
	10.000000	9.565241	-4.35%	28,579	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	12.166598	12.904234	6.06%	55,273	2010
	10.337527	12.166598	17.69%	62,991	2009
	11.416135	10.337527	-9.45%	33,797	2008
	11.086493	11.416135	2.97%	49,225	2007
	10.890980	11.086493	1.80%	55,091	2006
	11.009630	10.890980	-1.08%	57,642	2005
	10.878897	11.009630	1.20%	63,065	2004
	10.634467	10.878897	2.30%	88,483	2003
	10.000000	10.634467	6.34%	30,838	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.711792	10.931906	12.56%	28,757	2010
	7.633810	9.711792	27.22%	32,481	2009
	13.628783	7.633810	-43.99%	34,407	2008
	13.740758	13.628783	-0.81%	39,192	2007
	11.696486	13.740758	17.48%	45,893	2006
	11.310508	11.696486	3.41%	50,636	2005
	10.381042	11.310508	8.95%	68,077	2004
	8.150588	10.381042	27.37%	65,814	2003
	10.000000	8.150588	-18.49%	26,086	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.412691	10.206709	21.33%	17,206	2010
	6.711800	8.412691	25.34%	26,792	2009
	13.005169	6.711800	-48.39%	49,047	2008
	10.483795	13.005169	24.05%	51,683	2007
	10.042586	10.483795	4.39%	70,799	2006
	9.717429	10.042586	3.35%	66,647	2005
	9.620415	9.717429	1.01%	70,373	2004
	7.410187	9.620415	29.83%	71,132	2003
	10.000000	7.410187	-25.90%	41,119	2002*

122

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	16.434601	20.697486	25.94%	29,260	2010
	12.005889	16.434601	36.89%	40,227	2009
	20.296370	12.005889	-40.85%	63,658	2008
	17.967530	20.296370	12.96%	75,244	2007
	16.318547	17.967530	10.10%	75,558	2006
	14.115838	16.318547	15.60%	77,551	2005
	11.560663	14.115838	22.10%	81,470	2004
	8.536882	11.560663	35.42%	79,228	2003
	10.000000	8.536882	-14.63%	50,813	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.485996	13.798890	10.51%	13,606	2010
	10.100918	12.485996	23.61%	20,363	2009
	18.397793	10.100918	-45.10%	27,818	2008
	16.047217	18.397793	14.65%	54,523	2007
	13.905166	16.047217	15.40%	62,451	2006
	11.954732	13.905166	16.32%	62,868	2005
	10.770473	11.954732	11.00%	74,256	2004
	7.689363	10.770473	40.07%	63,825	2003
	10.000000	7.689363	-23.11%	21,093	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	11.077185	13.708059	23.75%	8,163	2010
	7.196214	11.077185	53.93%	9,565	2009
	15.082453	7.196214	-52.29%	10,988	2008
	14.605151	15.082453	3.27%	12,038	2007
	12.852492	14.605151	13.64%	13,055	2006
	12.809829	12.852492	0.33%	13,341	2005
	11.488020	12.809829	11.51%	15,324	2004
	7.452860	11.488020	54.14%	17,038	2003
	10.000000	7.452860	-25.47%	3,243	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.364582	9.439058	12.85%	3,257	2010
	7.074015	8.364582	18.24%	6,528	2009
	12.588280	7.074015	-43.80%	9,555	2008
	11.503483	12.588280	9.43%	11,337	2007
	11.072803	11.503483	3.89%	12,726	2006
	10.410781	11.072803	6.36%	14,585	2005
	9.995653	10.410781	4.15%	19,162	2004
	7.899382	9.995653	26.54%	26,123	2003
	10.000000	7.899382	-21.01%	6,621	2002*

123

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.451358	12.128319	16.05%	2,000	2010
	7.514666	10.451358	39.08%	2,805	2009
	14.511272	7.514666	-48.21%	804	2008
	13.402874	14.511272	8.27%	804	2007
	11.769343	13.402874	13.88%	1,942	2006
	10.996022	11.769343	7.03%	2,424	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	9.715827	10.396962	7.01%	8,664	2010
	7.750414	9.715827	25.36%	12,539	2009
	11.356258	7.750414	-31.75%	47,017	2008
	10.748394	11.356258	5.66%	29,138	2007
	10.000000	10.748394	7.48%	31,597	2006*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II - Q/NQ	9.222158	10.800664	17.12%	19,366	2010
	5.683975	9.222158	62.25%	24,911	2009
	11.404541	5.683975	-50.16%	28,875	2008
	9.982970	11.404541	14.24%	28,643	2007
	9.930702	9.982970	0.53%	32,156	2006
	9.418517	9.930702	5.44%	34,707	2005
	9.005321	9.418517	4.59%	35,292	2004
	7.237040	9.005321	24.43%	36,831	2003
	10.000000	7.237040	-27.63%	9,703	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ	10.356686	11.736795	13.33%	30,099	2010
	8.234284	10.356686	25.78%	36,545	2009
	13.095271	8.234284	-37.12%	95,237	2008
	13.689601	13.095271	-4.34%	116,082	2007
	12.042997	13.689601	13.67%	134,216	2006
	11.808986	12.042997	1.98%	141,717	2005
	10.266792	11.808986	15.02%	158,141	2004
	8.015255	10.266792	28.09%	167,969	2003
	10.000000	8.015255	-19.85%	55,721	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	7.527406	9.526545	26.56%	20,216	2010
	5.440650	7.527406	38.35%	23,685	2009
	11.475499	5.440650	-52.59%	18,015	2008
	10.699509	11.475499	7.25%	22,146	2007
	10.677621	10.699509	0.20%	36,665	2006
	10.597630	10.677621	0.75%	35,075	2005
	9.459291	10.597630	12.03%	50,356	2004
	7.069146	9.459291	33.81%	43,854	2003
	10.000000	7.069146	-29.31%	18,475	2002*

124

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	10.898824	14.512488	33.16%	10,931	2010
	6.829592	10.898824	59.58%	14,955	2009
	11.529131	6.829592	-40.76%	13,509	2008
	11.512671	11.529131	0.14%	12,030	2007
	10.407311	11.512671	10.62%	13,107	2006
	10.115523	10.407311	2.88%	13,585	2005
	9.723488	10.115523	4.03%	14,896	2004
	7.439624	9.723488	30.70%	12,788	2003
	10.000000	7.439624	-25.60%	2,382	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.668249	12.711149	8.94%	21,913	2010
	9.728326	11.668249	19.94%	23,958	2009
	14.767554	9.728326	-34.12%	23,995	2008
	14.014107	14.767554	5.38%	25,829	2007
	11.872058	14.014107	18.04%	34,610	2006
	11.383620	11.872058	4.29%	34,809	2005
	10.121285	11.383620	12.47%	42,202	2004
	8.285818	10.121285	22.15%	42,971	2003
	10.000000	8.285818	-17.14%	12,855	2002*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.695520	6.96%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.633124	9.934332	3.13%	1,057	2010
	8.678151	9.633124	11.00%	1,107	2009
	10.234147	8.678151	-15.20%	1,511	2008
	9.973597	10.234147	2.61%	1,111	2007
	9.771163	9.973597	2.07%	1,118	2006
	9.833172	9.771163	-0.63%	1,861	2005
	9.961375	9.833172	-1.29%	2,646	2004
	10.000000	9.961375	-0.39%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.577069	11.220628	17.16%	5,798	2010
	7.965140	9.577069	20.24%	5,427	2009
	13.435723	7.965140	-40.72%	5,780	2008
	13.648238	13.435723	-1.56%	17,133	2007
	13.237895	13.648238	3.10%	19,754	2006
	13.133589	13.237895	0.79%	20,736	2005
	11.984956	13.133589	9.58%	24,723	2004
	9.783484	11.984956	22.50%	24,682	2003
	10.000000	9.783484	-2.17%	8,428	2002*

125

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.534507	12.677102	20.34%	442	2010
	8.183285	10.534507	28.73%	2,710	2009
	13.796770	8.183285	-40.69%	2,710	2008
	13.090466	13.796770	5.40%	1,907	2007
	11.753143	13.090466	11.38%	519	2006
	11.228435	11.753143	4.67%	0	2005
	10.000000	11.228435	12.28%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.379296	13.720413	10.83%	19,770	2010
	10.000000	12.379296	23.79%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.850554	9.503068	21.05%	0	2010
	6.093352	7.850554	28.84%	0	2009
	10.000000	6.093352	-39.07%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.410060	10.887822	4.59%	26,117	2010
	9.787083	10.410060	6.37%	25,443	2009
	10.000000	9.787083	-2.13%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.069526	21.646792	13.52%	2,961	2010
	11.937394	19.069526	59.75%	3,199	2009
	28.924923	11.937394	-58.73%	3,306	2008
	20.304691	28.924923	42.45%	5,802	2007
	15.179352	20.304691	33.77%	5,198	2006
	11.696090	15.179352	29.78%	1,841	2005
	10.000000	11.696090	16.96%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.115619	12.404135	2.38%	45,727	2010
	12.075809	12.115619	0.33%	60,995	2009
	11.470009	12.075809	5.28%	81,587	2008
	10.954156	11.470009	4.71%	88,372	2007
	10.857170	10.954156	0.89%	95,571	2006
	10.759854	10.857170	0.90%	99,359	2005
	10.663894	10.759854	0.90%	102,124	2004
	10.697710	10.663894	-0.32%	109,725	2003
	10.000000	10.697710	6.98%	73,002	2002*

126

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.413527	12.815201	12.28%	27,054	2010
	9.160292	11.413527	24.60%	63,296	2009
	14.808204	9.160292	-38.14%	44,539	2008
	14.269599	14.808204	3.77%	48,216	2007
	12.464792	14.269599	14.48%	44,525	2006
	11.789789	12.464792	5.73%	44,956	2005
	10.555870	11.789789	11.69%	68,535	2004
	8.172252	10.555870	29.17%	69,494	2003
	10.000000	8.172252	-18.28%	26,952	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.410125	11.834843	3.72%	23,051	2010
	10.678782	11.410125	6.85%	31,573	2009
	11.601017	10.678782	-7.95%	39,816	2008
	11.240282	11.601017	3.21%	19,811	2007
	10.808627	11.240282	3.99%	23,363	2006
	10.681004	10.808627	1.19%	17,486	2005
	10.419761	10.681004	2.51%	18,189	2004
	9.858342	10.419761	5.69%	17,106	2003
	10.000000	9.858342	-1.42%	803	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.565861	12.565287	8.64%	57,342	2010
	9.911326	11.565861	16.69%	73,365	2009
	13.174998	9.911326	-24.77%	95,625	2008
	12.731689	13.174998	3.48%	108,251	2007
	11.672236	12.731689	9.08%	94,289	2006
	11.311318	11.672236	3.19%	102,201	2005
	10.542661	11.311318	7.29%	119,177	2004
	8.965450	10.542661	17.59%	120,867	2003
	10.000000	8.965450	-10.35%	27,341	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.626250	12.849654	10.52%	43,468	2010
	9.542030	11.626250	21.84%	56,101	2009
	14.199386	9.542030	-32.80%	50,851	2008
	13.658165	14.199386	3.96%	63,555	2007
	12.173144	13.658165	12.20%	65,341	2006
	11.606341	12.173144	4.88%	105,254	2005
	10.570861	11.606341	9.80%	122,254	2004
	8.521461	10.570861	24.05%	111,565	2003
	10.000000	8.521461	-14.79%	114,401	2002*

127

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.634865	12.367031	6.29%	47,046	2010
	10.368554	11.634865	12.21%	50,262	2009
	12.460192	10.368554	-16.79%	71,519	2008
	12.018192	12.460192	3.68%	85,085	2007
	11.315902	12.018192	6.21%	94,830	2006
	11.056083	11.315902	2.35%	109,428	2005
	10.533364	11.056083	4.96%	122,078	2004
	9.458089	10.533364	11.37%	115,160	2003
	10.000000	9.458089	-5.42%	18,956	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.721650	10.501875	-2.05%	94,031	2010
	10.941452	10.721650	-2.01%	172,124	2009
	10.945655	10.941452	-0.04%	181,601	2008
	10.664869	10.945655	2.63%	78,608	2007
	10.415600	10.664869	2.39%	58,522	2006
	10.356664	10.415600	0.57%	39,808	2005
	10.488319	10.356664	-1.26%	69,915	2004
	10.641254	10.488319	-1.44%	98,774	2003
	10.733926	10.641254	-0.86%	126,491	2002
	10.578635	10.733926	1.47%	9,851	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.045682	14.131231	8.32%	44,042	2010
	10.707996	13.045682	21.83%	45,946	2009
	13.217667	10.707996	-18.99%	17,785	2008
	12.899216	13.217667	2.47%	20,051	2007
	12.560707	12.899216	2.69%	30,394	2006
	12.549283	12.560707	0.09%	30,462	2005
	12.026120	12.549283	4.35%	48,561	2004
	10.950902	12.026120	9.82%	53,006	2003
	10.428441	10.950902	5.01%	33,045	2002
	10.219812	10.428441	2.04%	4,435	2001*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.042568	10.412351	3.68%	2,673	2010
	7.917718	10.042568	26.84%	4,617	2009
	15.096355	7.917718	-47.55%	5,103	2008
	15.009110	15.096355	0.58%	5,967	2007
	12.517575	15.009110	19.90%	6,317	2006
	11.429957	12.517575	9.52%	7,919	2005
	10.000000	11.429957	14.30%	246	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.979063	9.027836	13.14%	16,474	2010

128

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.948024	8.980902	13.00%	3,096	2010
	6.273070	7.948024	26.70%	8,690	2009
	10.000000	6.273070	-37.27%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.814020	8.629506	10.44%	15,140	2010
	6.261242	7.814020	24.80%	17,199	2009
	10.000000	6.261242	-37.39%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	7.759340	9.508466	22.54%	4,718	2010
	6.228447	7.759340	24.58%	7,709	2009
	11.894302	6.228447	-47.64%	7,587	2008
	11.090929	11.894302	7.24%	7,634	2007
	10.994261	11.090929	0.88%	10,998	2006
	10.417768	10.994261	5.53%	11,649	2005
	9.398171	10.417768	10.85%	20,850	2004
	7.156898	9.398171	31.32%	21,214	2003
	10.000000	7.156898	-28.43%	10,001	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	10.664641	13.211784	23.88%	3,105	2010
	8.650763	10.664641	23.28%	3,129	2009
	13.046099	8.650763	-33.69%	5,872	2008
	14.358749	13.046099	-9.14%	8,195	2007
	12.518210	14.358749	14.70%	12,268	2006
	12.433603	12.518210	0.68%	15,243	2005
	10.849698	12.433603	14.60%	24,102	2004
	7.079974	10.849698	53.24%	24,897	2003
	10.000000	7.079974	-29.20%	15,868	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	11.898090	14.565623	22.42%	12,619	2010
	9.036032	11.898090	31.67%	20,116	2009
	14.965507	9.036032	-39.62%	21,236	2008
	14.996370	14.965507	-0.21%	24,914	2007
	13.699412	14.996370	9.47%	25,647	2006
	12.486113	13.699412	9.72%	27,320	2005
	10.731531	12.486113	16.35%	31,234	2004
	7.791534	10.731531	37.73%	33,953	2003
	10.000000	7.791534	-22.08%	14,391	2002*

129

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.308905	10.323935	10.90%	4,840	2010
	7.569292	9.308905	22.98%	6,264	2009
	13.235535	7.569292	-42.81%	7,119	2008
	12.525377	13.235535	5.67%	9,922	2007
	11.275711	12.525377	11.08%	10,833	2006
	10.753942	11.275711	4.85%	10,414	2005
	10.023361	10.753942	7.29%	11,644	2004
	8.042520	10.023361	24.63%	10,399	2003
	10.000000	8.042520	-19.57%	3,200	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.136313	9.099998	27.52%	8,077	2010
	5.568692	7.136313	28.15%	16,344	2009
	10.000000	5.568692	-44.31%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.859078	13.668384	6.29%	47,835	2010
	10.000000	12.859078	28.59%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.814380	20.236986	13.60%	23,405	2010
	13.019055	17.814380	36.83%	29,185	2009
	22.225396	13.019055	-41.42%	31,286	2008
	21.340637	22.225396	4.15%	34,129	2007
	18.511544	21.340637	15.28%	34,679	2006
	16.528020	18.511544	12.00%	32,424	2005
	14.156384	16.528020	16.75%	42,814	2004
	10.000000	14.156384	41.56%	32,179	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.295200	15.067873	13.33%	12,711	2010
	9.740251	13.295200	36.50%	20,364	2009
	16.666091	9.740251	-41.56%	25,698	2008
	16.041317	16.666091	3.89%	36,385	2007
	13.953282	16.041317	14.96%	47,028	2006
	12.488507	13.953282	11.73%	48,158	2005
	10.725062	12.488507	16.44%	65,516	2004
	7.664287	10.725062	39.94%	74,896	2003
	10.000000	7.664287	-23.36%	60,032	2002*

130

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	13.711354	15.414376	12.42%	14,915	2010
	11.822026	13.711354	15.98%	11,243	2009
	14.113938	11.822026	-16.24%	15,362	2008
	13.154377	14.113938	7.29%	33,327	2007
	12.523049	13.154377	5.04%	20,785	2006
	12.475153	12.523049	0.38%	18,442	2005
	11.745598	12.475153	6.21%	22,407	2004
	10.235088	11.745598	14.76%	21,998	2003
	10.000000	10.235088	2.35%	8,358	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.497491	10.775191	13.45%	13,627	2010
	7.575572	9.497491	25.37%	18,471	2009
	12.602101	7.575572	-39.89%	23,142	2008
	12.354406	12.602101	2.00%	50,291	2007
	10.990241	12.354406	12.41%	50,520	2006
	10.610449	10.990241	3.58%	60,683	2005
	9.924810	10.610449	6.91%	58,583	2004
	8.013709	9.924810	23.85%	60,761	2003
	10.000000	8.013709	-19.86%	22,674	2002*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.491378	4.91%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.272077	10.751599	4.67%	337	2010
	9.587654	10.272077	7.14%	337	2009
	10.931263	9.587654	-12.29%	1,948	2008
	10.607728	10.931263	3.05%	729	2007
	10.456755	10.607728	1.44%	1,105	2006
	10.270946	10.456755	1.81%	1,684	2005
	10.075530	10.270946	1.94%	784	2004
	10.000000	10.075530	0.76%	284	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.091571	33.034141	26.61%	125	2010

131

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	9.100085	10.049370	10.43%	7,881	2010
	7.723627	9.100085	17.82%	10,476	2009
	13.303418	7.723627	-41.94%	11,969	2008
	12.960442	13.303418	2.65%	15,249	2007
	11.315756	12.960442	14.53%	24,026	2006
	11.049911	11.315756	2.41%	24,668	2005
	10.148088	11.049911	8.89%	29,624	2004
	7.841748	10.148088	29.41%	24,706	2003
	10.000000	7.841748	-21.58%	7,370	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.600556	10.323154	7.53%	7,713	2010
	7.152471	9.600556	34.23%	11,174	2009
	12.140809	7.152471	-41.09%	14,253	2008
	10.916450	12.140809	11.22%	17,298	2007
	11.221960	10.916450	-2.72%	22,780	2006
	9.980490	11.221960	12.44%	27,524	2005
	9.409333	9.980490	6.07%	30,858	2004
	7.790587	9.409333	20.78%	33,030	2003
	10.000000	7.790587	-22.09%	10,930	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.477943	16.703707	23.93%	11,051	2010
	9.650424	13.477943	39.66%	18,432	2009
	15.342380	9.650424	-37.10%	22,393	2008
	15.437496	15.342380	-0.62%	35,333	2007
	13.806879	15.437496	11.81%	39,829	2006
	13.225132	13.806879	4.40%	41,039	2005
	11.344786	13.225132	16.57%	61,154	2004
	8.224622	11.344786	37.94%	62,026	2003
	10.000000	8.224622	-17.75%	14,393	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.618354	11.956690	2.91%	3,464	2010
	10.767674	11.618354	7.90%	16,539	2009
	11.176197	10.767674	-3.66%	14,246	2008
	10.427272	11.176197	7.18%	7,071	2007
	10.483909	10.427272	-0.54%	7,097	2006
	10.543412	10.483909	-0.56%	13,339	2005
	10.178146	10.543412	3.59%	10,400	2004
	10.000000	10.178146	1.78%	5,697	2003*

132

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.562008	10.658911	11.47%	38,487	2010
	8.293139	9.562008	15.30%	41,652	2009
	12.978736	8.293139	-36.10%	45,293	2008
	13.316420	12.978736	-2.54%	75,290	2007
	11.643530	13.316420	14.37%	84,823	2006
	11.378546	11.643530	2.33%	101,692	2005
	10.324332	11.378546	10.21%	110,857	2004
	8.162862	10.324332	26.48%	113,229	2003
	10.000000	8.162862	-18.37%	39,194	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ	9.096195	10.200643	12.14%	1,688	2010
	6.962883	9.096195	30.64%	1,688	2009
	10.872555	6.962883	-35.96%	1,688	2008
	10.332649	10.872555	5.23%	1,928	2007
	9.686031	10.332649	6.68%	1,928	2006
	9.572318	9.686031	1.19%	5,689	2005
	9.229468	9.572318	3.71%	14,637	2004
	7.496707	9.229468	23.11%	14,752	2003
	10.000000	7.496707	-25.03%	878	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.092681	11.367441	12.63%	21,656	2010
	8.434308	10.092681	19.66%	21,735	2009
	12.259145	8.434308	-31.20%	21,641	2008
	11.720460	12.259145	4.60%	22,654	2007
	10.301492	11.720460	13.77%	22,724	2006
	10.105709	10.301492	1.94%	22,527	2005
	9.850014	10.105709	2.60%	22,443	2004
	8.326847	9.850014	18.29%	21,785	2003
	10.000000	8.326847	-16.73%	7,316	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.530421	10.544104	10.64%	9,857	2010
	8.594710	9.530421	10.89%	8,714	2009
	12.482597	8.594710	-31.15%	9,054	2008
	11.630461	12.482597	7.33%	9,375	2007
	10.259989	11.630461	13.36%	9,379	2006
	10.304751	10.259989	-0.43%	5,462	2005
	9.827076	10.304751	4.86%	5,462	2004
	8.102923	9.827076	21.28%	13,176	2003
	10.000000	8.102923	-18.97%	197	2002*

133

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	14.539798	16.281930	11.98%	17,644	2010
	9.740135	14.539798	49.28%	33,359	2009
	13.462229	9.740135	-27.65%	34,492	2008
	13.328023	13.462229	1.01%	79,085	2007
	12.312015	13.328023	8.25%	96,457	2006
	12.296087	12.312015	0.13%	104,238	2005
	11.401374	12.296087	7.85%	104,453	2004
	9.561965	11.401374	19.24%	116,891	2003
	10.000000	9.561965	-4.38%	8,288	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	12.119075	12.847270	6.01%	32,124	2010
	10.302405	12.119075	17.63%	45,546	2009
	11.383159	10.302405	-9.49%	57,398	2008
	11.060137	11.383159	2.92%	76,272	2007
	10.870631	11.060137	1.74%	81,037	2006
	10.994650	10.870631	-1.13%	86,890	2005
	10.869642	10.994650	1.15%	106,275	2004
	10.630846	10.869642	2.25%	109,289	2003
	10.000000	10.630846	6.31%	38,232	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.673851	10.883652	12.51%	57,915	2010
	7.607861	9.673851	27.16%	72,704	2009
	13.589414	7.607861	-44.02%	76,542	2008
	13.708111	13.589414	-0.87%	101,367	2007
	11.674636	13.708111	17.42%	156,684	2006
	11.295134	11.674636	3.36%	161,814	2005
	10.372211	11.295134	8.90%	169,703	2004
	8.147807	10.372211	27.30%	159,633	2003
	10.000000	8.147807	-18.52%	44,512	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.379768	10.161585	21.26%	24,345	2010
	6.688956	8.379768	25.28%	35,728	2009
	12.967536	6.688956	-48.42%	43,147	2008
	10.458824	12.967536	23.99%	44,386	2007
	10.023770	10.458824	4.34%	46,286	2006
	9.704174	10.023770	3.29%	49,498	2005
	9.612209	9.704174	0.96%	50,307	2004
	7.407642	9.612209	29.76%	46,815	2003
	10.000000	7.407642	-25.92%	9,254	2002*

134

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	16.370387	20.606100	25.87%	46,536	2010
	11.965086	16.370387	36.82%	54,497	2009
	20.237742	11.965086	-40.88%	64,483	2008
	17.924829	20.237742	12.90%	70,340	2007
	16.288052	17.924829	10.05%	75,557	2006
	14.096631	16.288052	15.55%	65,946	2005
	11.550829	14.096631	22.04%	81,425	2004
	8.533965	11.550829	35.35%	70,217	2003
	10.000000	8.533965	-14.66%	12,870	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.437172	13.737930	10.46%	20,068	2010
	10.066561	12.437172	23.55%	50,038	2009
	18.344604	10.066561	-45.13%	61,880	2008
	16.009047	18.344604	14.59%	67,362	2007
	13.879171	16.009047	15.35%	67,849	2006
	11.938459	13.879171	16.26%	71,093	2005
	10.761298	11.938459	10.94%	81,401	2004
	7.686734	10.761298	40.00%	37,997	2003
	10.000000	7.686734	-23.13%	14,269	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	11.033868	13.647500	23.69%	7,494	2010
	7.171741	11.033868	53.85%	23,615	2009
	15.038878	7.171741	-52.31%	25,388	2008
	14.570436	15.038878	3.22%	30,560	2007
	12.828478	14.570436	13.58%	30,743	2006
	12.792406	12.828478	0.28%	26,333	2005
	11.478248	12.792406	11.45%	31,159	2004
	7.450311	11.478248	54.06%	15,181	2003
	10.000000	7.450311	-25.50%	5,355	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.240735	8.628088	4.70%	0	2010
	5.697558	8.240735	44.64%	0	2009
	12.101027	5.697558	-52.92%	46,972	2008
	12.195722	12.101027	-0.78%	62,771	2007
	11.029269	12.195722	10.58%	67,579	2006
	10.396618	11.029269	3.22%	72,176	2005
	9.987151	10.396618	4.10%	5,900	2004
	7.896677	9.987151	26.47%	5,883	2003
	10.000000	7.896677	-21.03%	5,002	2002*

135

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.421182	12.087139	15.99%	463	2010
	7.496792	10.421182	39.01%	463	2009
	14.484173	7.496792	-48.24%	125	2008
	13.384715	14.484173	8.21%	125	2007
	11.759388	13.384715	13.82%	279	2006
	10.992318	11.759388	6.98%	229	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	9.697593	10.372161	6.96%	12,899	2010
	7.739824	9.697593	25.29%	20,046	2009
	11.346542	7.739824	-31.79%	13,460	2008
	10.744710	11.346542	5.60%	13,375	2007
	10.000000	10.744710	7.45%	13,742	2006*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Sreies II - Q/NQ	9.186139	10.752990	17.06%	10,820	2010
	5.664663	9.186139	62.17%	14,464	2009
	11.371625	5.664663	-50.19%	20,654	2008
	9.959272	11.371625	14.18%	21,963	2007
	9.912167	9.959272	0.48%	28,311	2006
	9.405719	9.912167	5.38%	31,259	2005
	8.997670	9.405719	4.54%	29,222	2004
	7.234568	8.997670	24.37%	30,514	2003
	10.000000	7.234568	-27.65%	11,276	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ	10.316169	11.684922	13.27%	68,083	2010
	8.206265	10.316169	25.71%	89,834	2009
	13.057412	8.206265	-37.15%	107,631	2008
	13.657038	13.057412	-4.39%	165,984	2007
	12.020473	13.657038	13.61%	186,150	2006
	11.792891	12.020473	1.93%	193,868	2005
	10.258038	11.792891	14.96%	195,987	2004
	8.012517	10.258038	28.03%	174,095	2003
	10.000000	8.012517	-19.87%	78,867	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	7.497975	9.484464	26.49%	15,226	2010
	5.422150	7.497975	38.28%	19,998	2009
	11.442330	5.422150	-52.61%	19,674	2008
	10.674069	11.442330	7.20%	22,806	2007
	10.657649	10.674069	0.15%	26,130	2006
	10.583195	10.657649	0.70%	31,929	2005
	9.451227	10.583195	11.98%	34,551	2004
	7.066726	9.451227	33.74%	34,348	2003
	10.000000	7.066726	-29.33%	22,049	2002*

136

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	10.856200	14.448365	33.09%	7,446	2010
	6.806357	10.856200	59.50%	13,076	2009
	11.495792	6.806357	-40.79%	13,131	2008
	11.485280	11.495792	0.09%	13,952	2007
	10.387838	11.485280	10.56%	14,080	2006
	10.101746	10.387838	2.83%	15,747	2005
	9.715198	10.101746	3.98%	15,583	2004
	7.437071	9.715198	30.63%	20,070	2003
	10.000000	7.437071	-25.63%	2,688	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.622595	12.654959	8.88%	18,884	2010
	9.695212	11.622595	19.88%	19,643	2009
	14.724838	9.695212	-34.16%	15,659	2008
	13.980746	14.724838	5.32%	15,050	2007
	11.849834	13.980746	17.98%	14,805	2006
	11.368094	11.849834	4.24%	13,651	2005
	10.112649	11.368094	12.41%	13,430	2004
	8.282982	10.112649	22.09%	14,550	2003
	10.000000	8.282982	-17.17%	10,756	2002*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.691901	6.92%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.600383	9.895523	3.07%	28,927	2010
	8.653074	9.600383	10.95%	24,864	2009
	10.209798	8.653074	-15.25%	25,940	2008
	9.954980	10.209798	2.56%	29,171	2007
	9.757891	9.954980	2.02%	29,372	2006
	9.824818	9.757891	-0.68%	30,768	2005
	9.957976	9.824818	-1.34%	30,481	2004
	10.000000	9.957976	-0.42%	24,306	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.539643	11.171080	17.10%	661	2010
	7.938066	9.539643	20.18%	1,085	2009
	13.396903	7.938066	-40.75%	1,746	2008
	13.615795	13.396903	-1.61%	2,251	2007
	13.213153	13.615795	3.05%	2,762	2006
	13.115703	13.213153	0.74%	5,664	2005
	11.974739	13.115703	9.53%	6,037	2004
	9.780134	11.974739	22.44%	5,946	2003
	10.000000	9.780134	-2.20%	2,285	2002*

137

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.504105	12.634061	20.28%	1,356	2010
	8.163823	10.504105	28.67%	3,012	2009
	13.771010	8.163823	-40.72%	3,012	2008
	13.072738	13.771010	5.34%	2,622	2007
	11.743204	13.072738	11.32%	2,622	2006
	11.224655	11.743204	4.62%	1,644	2005
	10.000000	11.224655	12.25%	451	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.375076	13.708726	10.78%	16,313	2010
	10.000000	12.375076	23.75%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.843856	9.490110	20.99%	0	2010
	6.091263	7.843856	28.77%	0	2009
	10.000000	6.091263	-39.09%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.401215	10.873028	4.54%	1,826	2010
	9.783754	10.401215	6.31%	1,826	2009
	10.000000	9.783754	-2.16%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.014478	21.573303	13.46%	2,258	2010
	11.909007	19.014478	59.66%	3,226	2009
	28.870938	11.909007	-58.75%	3,608	2008
	20.277193	28.870938	42.38%	5,584	2007
	15.166512	20.277193	33.70%	3,877	2006
	11.692144	15.166512	29.72%	2,389	2005
	10.000000	11.692144	16.92%	1,582	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.068305	12.349381	2.33%	59,873	2010
	12.034793	12.068305	0.28%	92,301	2009
	11.436888	12.034793	5.23%	121,371	2008
	10.928136	11.436888	4.66%	187,482	2007
	10.836893	10.928136	0.84%	180,639	2006
	10.745224	10.836893	0.85%	194,239	2005
	10.654825	10.745224	0.85%	227,973	2004
	10.694067	10.654825	-0.37%	254,592	2003
	10.000000	10.694067	6.94%	115,136	2002*

138

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.367379	12.756868	12.22%	12,298	2010
	9.127916	11.367379	24.53%	13,521	2009
	14.763434	9.127916	-38.17%	14,167	2008
	14.233770	14.763434	3.72%	35,729	2007
	12.439821	14.233770	14.42%	28,532	2006
	11.772148	12.439821	5.67%	30,943	2005
	10.545460	11.772148	11.63%	34,781	2004
	8.168360	10.545460	29.10%	48,527	2003
	10.000000	8.168360	-18.32%	17,779	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.363998	11.780992	3.67%	43,166	2010
	10.641051	11.363998	6.79%	46,291	2009
	11.565930	10.641051	-8.00%	29,095	2008
	11.212035	11.565930	3.16%	32,883	2007
	10.786946	11.212035	3.94%	35,808	2006
	10.665010	10.786946	1.14%	61,553	2005
	10.409473	10.665010	2.45%	79,997	2004
	9.853651	10.409473	5.64%	94,268	2003
	10.000000	9.853651	-1.46%	20,599	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.519104	12.508109	8.59%	94,593	2010
	9.876294	11.519104	16.63%	210,040	2009
	13.135149	9.876294	-24.81%	245,788	2008
	12.699711	13.135149	3.43%	305,133	2007
	11.648839	12.699711	9.02%	321,386	2006
	11.294395	11.648839	3.14%	363,127	2005
	10.532259	11.294395	7.24%	370,513	2004
	8.961185	10.532259	17.53%	389,888	2003
	10.000000	8.961185	-10.39%	60,567	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.579252	12.791175	10.47%	107,543	2010
	9.508317	11.579252	21.78%	147,022	2009
	14.156450	9.508317	-32.83%	156,930	2008
	13.623857	14.156450	3.91%	162,174	2007
	12.148749	13.623857	12.14%	174,992	2006
	11.588986	12.148749	4.83%	186,678	2005
	10.560445	11.588986	9.74%	146,534	2004
	8.517407	10.560445	23.99%	150,152	2003
	10.000000	8.517407	-14.83%	34,071	2002*

139

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.587882	12.310796	6.24%	67,242	2010
	10.331947	11.587882	12.16%	111,235	2009
	12.422545	10.331947	-16.83%	115,389	2008
	11.988026	12.422545	3.62%	128,457	2007
	11.293234	11.988026	6.15%	114,589	2006
	11.039557	11.293234	2.30%	117,978	2005
	10.522984	11.039557	4.91%	130,860	2004
	9.453586	10.522984	11.31%	147,689	2003
	10.000000	9.453586	-5.46%	27,595	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.663389	10.439472	-2.10%	38,427	2010
	10.887553	10.663389	-2.06%	90,118	2009
	10.897300	10.887553	-0.09%	118,829	2008
	10.623206	10.897300	2.58%	98,634	2007
	10.380196	10.623206	2.34%	56,429	2006
	10.326717	10.380196	0.52%	75,391	2005
	10.463331	10.326717	-1.31%	78,051	2004
	10.621324	10.463331	-1.49%	165,079	2003
	10.719296	10.621324	-0.91%	36,133	2002*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.974880	14.047369	8.27%	7,379	2010
	10.655312	12.974880	21.77%	13,059	2009
	13.159351	10.655312	-19.03%	19,877	2008
	12.848901	13.159351	2.42%	30,797	2007
	12.518094	12.848901	2.64%	32,102	2006
	12.513070	12.518094	0.04%	27,112	2005
	11.997543	12.513070	4.30%	34,711	2004
	10.930457	11.997543	9.76%	28,810	2003
	10.414287	10.930457	4.96%	2,318	2002*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.013563	10.376995	3.63%	1,989	2010
	7.898878	10.013563	26.77%	6,768	2009
	15.068152	7.898878	-47.58%	6,768	2008
	14.988756	15.068152	0.53%	8,277	2007
	12.506971	14.988756	19.84%	7,686	2006
	11.426098	12.506971	9.46%	3,191	2005
	10.000000	11.426098	14.26%	1,725	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.972276	9.015564	13.09%	8,435	2010

140

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.941252	8.968663	12.94%	2,937	2010
	6.270928	7.941252	26.64%	9,092	2009
	10.000000	6.270928	-37.29%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.807353	8.617750	10.38%	28,772	2010
	6.259102	7.807353	24.74%	40,804	2009
	10.000000	6.259102	-37.41%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	7.729018	9.466485	22.48%	8,284	2010
	6.207268	7.729018	24.52%	10,269	2009
	11.859927	6.207268	-47.66%	14,023	2008
	11.064541	11.859927	7.19%	19,227	2007
	10.973683	11.064541	0.83%	18,079	2006
	10.403566	10.973683	5.48%	21,235	2005
	9.390155	10.403566	10.79%	25,577	2004
	7.154448	9.390155	31.25%	28,197	2003
	10.000000	7.154448	-28.46%	10,919	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	10.622939	13.153417	23.82%	11,193	2010
	8.621339	10.622939	23.22%	15,539	2009
	13.008384	8.621339	-33.72%	20,294	2008
	14.324600	13.008384	-9.19%	27,553	2007
	12.494802	14.324600	14.64%	29,073	2006
	12.416673	12.494802	0.63%	29,439	2005
	10.840451	12.416673	14.54%	28,458	2004
	7.077550	10.840451	53.17%	28,363	2003
	10.000000	7.077550	-29.22%	13,218	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	11.851575	14.501275	22.36%	11,131	2010
	9.005306	11.851575	31.61%	15,920	2009
	14.922247	9.005306	-39.65%	19,496	2008
	14.960700	14.922247	-0.26%	25,285	2007
	13.673799	14.960700	9.41%	26,690	2006
	12.469104	13.673799	9.66%	26,589	2005
	10.722387	12.469104	16.29%	27,893	2004
	7.788869	10.722387	37.66%	29,384	2003
	10.000000	7.788869	-22.11%	10,332	2002*

141

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.272513	10.278332	10.85%	2,120	2010
	7.543548	9.272513	22.92%	2,120	2009
	13.197286	7.543548	-42.84%	3,888	2008
	12.495597	13.197286	5.62%	7,380	2007
	11.254638	12.495597	11.03%	7,850	2006
	10.739310	11.254638	4.80%	8,368	2005
	10.014832	10.739310	7.23%	9,692	2004
	8.039774	10.014832	24.57%	20,439	2003
	10.000000	8.039774	-19.60%	15,237	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.130197	9.087555	27.45%	38,479	2010
	5.566771	7.130197	28.08%	50,558	2009
	10.000000	5.566771	-44.33%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.854703	13.656746	6.24%	78,208	2010
	10.000000	12.854703	28.55%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.753846	20.157937	13.54%	15,949	2010
	12.981440	17.753846	36.76%	24,069	2009
	22.172529	12.981440	-41.45%	28,372	2008
	21.300790	22.172529	4.09%	32,903	2007
	18.486390	21.300790	15.22%	37,392	2006
	16.513972	18.486390	11.94%	37,534	2005
	14.151574	16.513972	16.69%	34,854	2004
	10.000000	14.151574	41.52%	31,802	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.243189	15.001280	13.28%	12,354	2010
	9.707102	13.243189	36.43%	22,400	2009
	16.617879	9.707102	-41.59%	27,793	2008
	16.003135	16.617879	3.84%	45,165	2007
	13.927153	16.003135	14.91%	50,254	2006
	12.471483	13.927153	11.67%	57,742	2005
	10.715916	12.471483	16.38%	64,344	2004
	7.661661	10.715916	39.86%	72,715	2003
	10.000000	7.661661	-23.38%	40,650	2002*

142

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	13.657796	15.346338	12.36%	17,374	2010
	11.781841	13.657796	15.92%	22,160	2009
	14.073152	11.781841	-16.28%	27,363	2008
	13.123098	14.073152	7.24%	30,637	2007
	12.499630	13.123098	4.99%	26,338	2006
	12.458163	12.499630	0.33%	36,316	2005
	11.735589	12.458163	6.16%	44,792	2004
	10.231592	11.735589	14.70%	52,234	2003
	10.000000	10.231592	2.32%	4,725	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.460366	10.727597	13.40%	28,519	2010
	7.549815	9.460366	25.31%	47,100	2009
	12.565686	7.549815	-39.92%	55,618	2008
	12.325022	12.565686	1.95%	76,547	2007
	10.969685	12.325022	12.36%	86,175	2006
	10.595996	10.969685	3.53%	88,902	2005
	9.916349	10.595996	6.85%	107,213	2004
	8.010966	9.916349	23.78%	116,691	2003
	10.000000	8.010966	-19.89%	29,274	2002*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.487823	4.88%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.237153	10.709575	4.61%	0	2010
	9.559941	10.237153	7.08%	0	2009
	10.905234	9.559941	-12.34%	1,020	2008
	10.587907	10.905234	3.00%	2,959	2007
	10.442533	10.587907	1.39%	3,918	2006
	10.262197	10.442533	1.76%	3,965	2005
	10.072087	10.262197	1.89%	0	2004
	10.000000	10.072087	0.72%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.016240	32.921971	26.54%	0	2010

143

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	9.064499	10.004968	10.38%	1,707	2010
	7.697358	9.064499	17.76%	1,707	2009
	13.264966	7.697358	-41.97%	1,707	2008
	12.929611	13.264966	2.59%	1,707	2007
	11.294589	12.929611	14.48%	1,707	2006
	11.034867	11.294589	2.35%	1,707	2005
	10.139444	11.034867	8.83%	1,707	2004
	7.839063	10.139444	29.35%	1,707	2003
	10.000000	7.839063	-21.61%	454	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.562996	10.277516	7.47%	0	2010
	7.128132	9.562996	34.16%	589	2009
	12.105688	7.128132	-41.12%	0	2008
	10.890468	12.105688	11.16%	0	2007
	11.200961	10.890468	-2.77%	0	2006
	9.966885	11.200961	12.38%	0	2005
	9.401321	9.966885	6.02%	0	2004
	7.787917	9.401321	20.72%	0	2003
	10.000000	7.787917	-22.12%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.425261	16.629927	23.87%	0	2010
	9.617617	13.425261	39.59%	0	2009
	15.298059	9.617617	-37.13%	0	2008
	15.400811	15.298059	-0.67%	1,202	2007
	13.781080	15.400811	11.75%	15,599	2006
	13.207140	13.781080	4.35%	7,102	2005
	11.335140	13.207140	16.52%	8,353	2004
	8.221811	11.335140	37.87%	8,362	2003
	10.000000	8.221811	-17.78%	1,611	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.578828	11.909933	2.86%	18,663	2010
	10.736525	11.578828	7.85%	10,984	2009
	11.149561	10.736525	-3.70%	9,828	2008
	10.407763	11.149561	7.13%	0	2007
	10.469628	10.407763	-0.59%	0	2006
	10.534412	10.469628	-0.61%	2,927	2005
	10.174656	10.534412	3.54%	0	2004
	10.000000	10.174656	1.75%	0	2003*

144

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.524591	10.611777	11.41%	1,578	2010
	8.264918	9.524591	15.24%	1,578	2009
	12.941196	8.264918	-36.13%	1,578	2008
	13.284729	12.941196	-2.59%	1,578	2007
	11.621727	13.284729	14.31%	1,578	2006
	11.363031	11.621727	2.28%	1,578	2005
	10.315523	11.363031	10.15%	1,578	2004
	8.160070	10.315523	26.41%	1,578	2003
	10.000000	8.160070	-18.40%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ	9.060587	10.155527	12.08%	0	2010
	6.939167	9.060587	30.57%	0	2009
	10.841083	6.939167	-35.99%	0	2008
	10.308038	10.841083	5.17%	0	2007
	9.667890	10.308038	6.62%	659	2006
	9.559267	9.667890	1.14%	659	2005
	9.221596	9.559267	3.66%	659	2004
	7.494141	9.221596	23.05%	659	2003
	10.000000	7.494141	-25.06%	659	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.053226	11.317235	12.57%	0	2010
	8.405615	10.053226	19.60%	0	2009
	12.223690	8.405615	-31.24%	0	2008
	11.692583	12.223690	4.54%	0	2007
	10.282223	11.692583	13.72%	0	2006
	10.091938	10.282223	1.89%	0	2005
	9.841621	10.091938	2.54%	666	2004
	8.323994	9.841621	18.23%	521	2003
	10.000000	8.323994	-16.76%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.493145	10.497512	10.58%	612	2010
	8.565483	9.493145	10.83%	343	2009
	12.446513	8.565483	-31.18%	343	2008
	11.602794	12.446513	7.27%	343	2007
	10.240784	11.602794	13.30%	263	2006
	10.290702	10.240784	-0.49%	0	2005
	9.818699	10.290702	4.81%	0	2004
	8.100155	9.818699	21.22%	0	2003
	10.000000	8.100155	-19.00%	0	2002*

145

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	14.482969	16.210022	11.92%	5,037	2010
	9.707020	14.482969	49.20%	5,578	2009
	13.423310	9.707020	-27.69%	1,512	2008
	13.296306	13.423310	0.96%	6,919	2007
	12.288979	13.296306	8.20%	8,596	2006
	12.279340	12.288979	0.08%	20,021	2005
	11.391667	12.279340	7.79%	17,616	2004
	9.558703	11.391667	19.18%	15,633	2003
	10.000000	9.558703	-4.41%	5,571	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	12.071689	12.790504	5.95%	19,257	2010
	10.267356	12.071689	17.57%	2,844	2009
	11.350232	10.267356	-9.54%	1,081	2008
	11.033818	11.350232	2.87%	1,081	2007
	10.850276	11.033818	1.69%	2,805	2006
	10.979659	10.850276	-1.18%	11,746	2005
	10.860369	10.979659	1.10%	11,965	2004
	10.627205	10.860369	2.19%	14,046	2003
	10.000000	10.627205	6.27%	5,503	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.636008	10.835540	12.45%	0	2010
	7.581975	9.636008	27.09%	0	2009
	13.550112	7.581975	-44.04%	0	2008
	13.675478	13.550112	-0.92%	2,248	2007
	11.652773	13.675478	17.36%	2,529	2006
	11.279731	11.652773	3.31%	3,491	2005
	10.363360	11.279731	8.84%	3,806	2004
	8.145012	10.363360	27.24%	3,826	2003
	10.000000	8.145012	-18.55%	844	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.347014	10.116699	21.20%	0	2010
	6.666204	8.347014	25.21%	0	2009
	12.930063	6.666204	-48.44%	507	2008
	10.433955	12.930063	23.92%	507	2007
	10.005039	10.433955	4.29%	384	2006
	9.690969	10.005039	3.24%	216	2005
	9.604032	9.690969	0.91%	1,098	2004
	7.405111	9.604032	29.69%	0	2003
	10.000000	7.405111	-25.95%	0	2002*

146

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	16.306343	20.515011	25.81%	272	2010
	11.924352	16.306343	36.75%	283	2009
	20.179187	11.924352	-40.91%	559	2008
	17.882154	20.179187	12.85%	3,759	2007
	16.257556	17.882154	9.99%	2,341	2006
	14.077402	16.257556	15.49%	3,647	2005
	11.540962	14.077402	21.98%	2,543	2004
	8.531037	11.540962	35.28%	2,543	2003
	10.000000	8.531037	-14.69%	1,988	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.388529	13.677222	10.40%	539	2010
	10.032314	12.388529	23.49%	0	2009
	18.291575	10.032314	-45.15%	288	2008
	15.970968	18.291575	14.53%	2,281	2007
	13.853200	15.970968	15.29%	2,550	2006
	11.922189	13.853200	16.20%	1,566	2005
	10.752130	11.922189	10.88%	1,676	2004
	7.684104	10.752130	39.93%	2,554	2003
	10.000000	7.684104	-23.16%	619	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.990735	13.587214	23.62%	0	2010
	7.147359	10.990735	53.77%	0	2009
	14.995434	7.147359	-52.34%	0	2008
	14.535813	14.995434	3.16%	1,776	2007
	12.804504	14.535813	13.52%	2,490	2006
	12.775007	12.804504	0.23%	4,181	2005
	11.468492	12.775007	11.39%	5,116	2004
	7.447769	11.468492	53.99%	5,109	2003
	10.000000	7.447769	-25.52%	2,167	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.299284	9.355826	12.73%	2,737	2010
	7.025968	8.299284	18.12%	2,737	2009
	12.515588	7.025968	-43.86%	2,737	2008
	11.448819	12.515588	9.32%	2,737	2007
	11.031421	11.448819	3.78%	2,737	2006
	10.382442	11.031421	6.25%	2,737	2005
	9.978630	10.382442	4.05%	2,737	2004
	7.893969	9.978630	26.41%	2,737	2003
	10.000000	7.893969	-21.06%	0	2002*

147

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.391093	12.046096	15.93%	642	2010
	7.478960	10.391093	38.94%	543	2009
	14.457127	7.478960	-48.27%	0	2008
	13.366585	14.457127	8.16%	2,396	2007
	11.749438	13.366585	13.76%	1,448	2006
	10.988598	11.749438	6.92%	249	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	9.679404	10.347418	6.90%	572	2010
	7.729246	9.679404	25.23%	572	2009
	11.336843	7.729246	-31.82%	572	2008
	10.741032	11.336843	5.55%	572	2007
	10.000000	10.741032	7.41%	572	2006*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II - Q/NQ	9.150214	10.705478	17.00%	2,940	2010
	5.645393	9.150214	62.08%	3,572	2009
	11.338751	5.645393	-50.21%	2,940	2008
	9.935577	11.338751	14.12%	2,940	2007
	9.893627	9.935577	0.42%	2,940	2006
	9.392909	9.893627	5.33%	3,122	2005
	8.990005	9.392909	4.48%	2,940	2004
	7.232100	8.990005	24.31%	2,940	2003
	10.000000	7.232100	-27.68%	0	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ	10.275813	11.633272	13.21%	10,140	2010
	8.178340	10.275813	25.65%	10,140	2009
	13.019660	8.178340	-37.18%	10,541	2008
	13.624553	13.019660	-4.44%	14,362	2007
	11.997994	13.624553	13.56%	16,740	2006
	11.776840	11.997994	1.88%	21,132	2005
	10.249304	11.776840	14.90%	23,088	2004
	8.009776	10.249304	27.96%	23,088	2003
	10.000000	8.009776	-19.90%	6,858	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	7.468647	9.442557	26.43%	0	2010
	5.403695	7.468647	38.21%	0	2009
	11.409248	5.403695	-52.64%	0	2008
	10.648669	11.409248	7.14%	0	2007
	10.637710	10.648669	0.10%	628	2006
	10.568770	10.637710	0.65%	437	2005
	9.443166	10.568770	11.92%	2,539	2004
	7.064298	9.443166	33.67%	437	2003
	10.000000	7.064298	-29.36%	430	2002*

148

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	10.813736	14.384500	33.02%	616	2010
	6.783195	10.813736	59.42%	497	2009
	11.462557	6.783195	-40.82%	0	2008
	11.457953	11.462557	0.04%	0	2007
	10.368408	11.457953	10.51%	106	2006
	10.087984	10.368408	2.78%	0	2005
	9.706922	10.087984	3.93%	2,339	2004
	7.434528	9.706922	30.57%	2,289	2003
	10.000000	7.434528	-25.65%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.577186	12.599085	8.83%	7,772	2010
	9.662266	11.577186	19.82%	7,790	2009
	14.682307	9.662266	-34.19%	7,854	2008
	13.947521	14.682307	5.27%	7,359	2007
	11.827697	13.947521	17.92%	7,126	2006
	11.352641	11.827697	4.18%	9,497	2005
	10.104053	11.352641	12.36%	8,810	2004
	8.280156	10.104053	22.03%	8,810	2003
	10.000000	8.280156	-17.20%	821	2002*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.688282	6.88%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.567726	9.856827	3.02%	738	2010
	8.628043	9.567726	10.89%	738	2009
	10.185461	8.628043	-15.29%	738	2008
	9.936362	10.185461	2.51%	0	2007
	9.744611	9.936362	1.97%	0	2006
	9.816451	9.744611	-0.73%	0	2005
	9.954572	9.816451	-1.39%	0	2004
	10.000000	9.954572	-0.45%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.502336	11.121712	17.04%	1,169	2010
	7.911059	9.502336	20.11%	1,169	2009
	13.358178	7.911059	-40.78%	1,169	2008
	13.583429	13.358178	-1.66%	1,169	2007
	13.188462	13.583429	2.99%	1,169	2006
	13.097863	13.188462	0.69%	1,169	2005
	11.964550	13.097863	9.47%	1,169	2004
	9.776798	11.964550	22.38%	1,169	2003
	10.000000	9.776798	-2.23%	0	2002*

149

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.473749	12.591134	20.22%	0	2010
	8.144398	10.473749	28.60%	0	2009
	13.745280	8.144398	-40.75%	0	2008
	13.055015	13.745280	5.29%	0	2007
	11.733259	13.055015	11.27%	0	2006
	11.220861	11.733259	4.57%	720	2005
	10.000000	11.220861	12.21%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.370863	13.697071	10.72%	2,348	2010
	10.000000	12.370863	23.71%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.837169	9.477194	20.93%	0	2010
	6.089184	7.837169	28.71%	0	2009
	10.000000	6.089184	-39.11%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.392365	10.858224	4.48%	1,281	2010
	9.780422	10.392365	6.26%	1,281	2009
	10.000000	9.780422	-2.20%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.959530	21.499990	13.40%	748	2010
	11.880662	18.959530	59.58%	705	2009
	28.817018	11.880662	-58.77%	579	2008
	20.249698	28.817018	42.31%	1,696	2007
	15.153663	20.249698	33.63%	1,747	2006
	11.688190	15.153663	29.65%	1,223	2005
	10.000000	11.688190	16.88%	2,229	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	12.021123	12.294831	2.28%	0	2010
	11.993864	12.021123	0.23%	879	2009
	11.403811	11.993864	5.17%	879	2008
	10.902124	11.403811	4.60%	2,236	2007
	10.816598	10.902124	0.79%	3,663	2006
	10.730574	10.816598	0.80%	5,637	2005
	10.645737	10.730574	0.80%	5,698	2004
	10.690409	10.645737	-0.42%	6,684	2003
	10.000000	10.690409	6.90%	5,052	2002*

150

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.321413	12.698806	12.17%	3,132	2010
	9.095650	11.321413	24.47%	3,132	2009
	14.718787	9.095650	-38.20%	3,132	2008
	14.198005	14.718787	3.67%	6,062	2007
	12.414889	14.198005	14.36%	6,062	2006
	11.754545	12.414889	5.62%	6,062	2005
	10.535072	11.754545	11.58%	6,062	2004
	8.164471	10.535072	29.04%	2,930	2003
	10.000000	8.164471	-18.36%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.318042	11.727352	3.62%	0	2010
	10.603430	11.318042	6.74%	0	2009
	11.530938	10.603430	-8.04%	0	2008
	11.183860	11.530938	3.10%	15,126	2007
	10.765318	11.183860	3.89%	15,126	2006
	10.649052	10.765318	1.09%	15,126	2005
	10.399210	10.649052	2.40%	15,126	2004
	9.848954	10.399210	5.59%	5,850	2003
	10.000000	9.848954	-1.51%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.472481	12.451121	8.53%	21,660	2010
	9.841353	11.472481	16.57%	26,205	2009
	13.095364	9.841353	-24.85%	31,600	2008
	12.667750	13.095364	3.38%	36,399	2007
	11.625445	12.667750	8.97%	51,480	2006
	11.277457	11.625445	3.09%	54,108	2005
	10.521843	11.277457	7.18%	59,724	2004
	8.956898	10.521843	17.47%	53,083	2003
	10.000000	8.956898	-10.43%	35,153	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.532390	12.732914	10.41%	25,567	2010
	9.474674	11.532390	21.72%	25,567	2009
	14.113594	9.474674	-32.87%	25,569	2008
	13.589597	14.113594	3.86%	36,063	2007
	12.124375	13.589597	12.08%	59,081	2006
	11.571630	12.124375	4.78%	59,514	2005
	10.550021	11.571630	9.68%	60,535	2004
	8.513348	10.550021	23.92%	62,162	2003
	10.000000	8.513348	-14.87%	21,275	2002*

151

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.541012	12.254755	6.18%	21,235	2010
	10.295423	11.541012	12.10%	21,235	2009
	12.384961	10.295423	-16.87%	21,871	2008
	11.957904	12.384961	3.57%	30,153	2007
	11.270594	11.957904	6.10%	33,846	2006
	11.023031	11.270594	2.25%	33,874	2005
	10.512612	11.023031	4.86%	33,156	2004
	9.449094	10.512612	11.26%	33,336	2003
	10.000000	9.449094	-5.51%	5,735	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.605413	10.377412	-2.15%	15,788	2010
	10.833890	10.605413	-2.11%	51,012	2009
	10.849130	10.833890	-0.14%	65,887	2008
	10.581681	10.849130	2.53%	50,517	2007
	10.344890	10.581681	2.29%	275	2006
	10.296837	10.344890	0.47%	2,478	2005
	10.438388	10.296837	-1.36%	2,478	2004
	10.601417	10.438388	-1.54%	8,932	2003
	10.704673	10.601417	-0.96%	19,758	2002*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.904361	13.963887	8.21%	0	2010
	10.602815	12.904361	21.71%	0	2009
	13.101219	10.602815	-19.07%	0	2008
	12.798707	13.101219	2.36%	0	2007
	12.475539	12.798707	2.59%	0	2006
	12.476882	12.475539	-0.01%	0	2005
	11.968967	12.476882	4.24%	0	2004
	10.909995	11.968967	9.71%	0	2003
	10.400105	10.909995	4.90%	1,301	2002*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.984650	10.341747	3.58%	0	2010
	7.880097	9.984650	26.71%	0	2009
	15.040018	7.880097	-47.61%	0	2008
	14.968461	15.040018	0.48%	2,463	2007
	12.496392	14.968461	19.78%	2,004	2006
	11.422247	12.496392	9.40%	448	2005
	10.000000	11.422247	14.22%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.965480	9.003287	13.03%	1,026	2010

152

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.934473	8.956444	12.88%	0	2010
	6.268781	7.934473	26.57%	0	2009
	10.000000	6.268781	-37.31%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.800703	8.606015	10.32%	3,204	2010
	6.256962	7.800703	24.67%	3,204	2009
	10.000000	6.256962	-37.43%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	7.698789	9.424646	22.42%	0	2010
	6.186152	7.698789	24.45%	0	2009
	11.825635	6.186152	-47.69%	0	2008
	11.038221	11.825635	7.13%	0	2007
	10.953165	11.038221	0.78%	707	2006
	10.389395	10.953165	5.43%	707	2005
	9.382149	10.389395	10.74%	1,694	2004
	7.151998	9.382149	31.18%	707	2003
	10.000000	7.151998	-28.48%	707	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	10.581383	13.095274	23.76%	0	2010
	8.592002	10.581383	23.15%	0	2009
	12.970757	8.592002	-33.76%	0	2008
	14.290507	12.970757	-9.24%	1,135	2007
	12.471410	14.290507	14.59%	3,557	2006
	12.399737	12.471410	0.58%	3,846	2005
	10.831199	12.399737	14.48%	4,884	2004
	7.075123	10.831199	53.09%	3,883	2003
	10.000000	7.075123	-29.25%	730	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	11.805238	14.437211	22.29%	1,964	2010
	8.974677	11.805238	31.54%	1,973	2009
	14.879109	8.974677	-39.68%	2,004	2008
	14.925125	14.879109	-0.31%	2,614	2007
	13.648230	14.925125	9.36%	1,117	2006
	12.452130	13.648230	9.61%	921	2005
	10.713255	12.452130	16.23%	1,871	2004
	7.786208	10.713255	37.59%	1,882	2003
	10.000000	7.786208	-22.14%	0	2002*

153

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.236231	10.232897	10.79%	0	2010
	7.517871	9.236231	22.86%	0	2009
	13.159105	7.517871	-42.87%	0	2008
	12.465854	13.159105	5.56%	0	2007
	11.233572	12.465854	10.97%	0	2006
	10.724667	11.233572	4.75%	0	2005
	10.006291	10.724667	7.18%	0	2004
	8.037019	10.006291	24.50%	0	2003
	10.000000	8.037019	-19.63%	0	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.124114	9.075178	27.39%	391	2010
	5.564864	7.124114	28.02%	391	2009
	10.000000	5.564864	-44.35%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.850326	13.645142	6.19%	2,004	2010
	10.000000	12.850326	28.50%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.693441	20.079109	13.48%	1,812	2010
	12.943896	17.693441	36.69%	2,074	2009
	22.119728	12.943896	-41.48%	1,704	2008
	21.260992	22.119728	4.04%	4,443	2007
	18.461250	21.260992	15.17%	3,102	2006
	16.499905	18.461250	11.89%	3,407	2005
	14.146751	16.499905	16.63%	3,159	2004
	10.000000	14.146751	41.47%	1,890	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.191444	14.935032	13.22%	3,101	2010
	9.674115	13.191444	36.36%	3,101	2009
	16.569880	9.674115	-41.62%	3,101	2008
	15.965111	16.569880	3.79%	3,101	2007
	13.901151	15.965111	14.85%	4,373	2006
	12.454533	13.901151	11.62%	4,373	2005
	10.706812	12.454533	16.32%	4,373	2004
	7.659046	10.706812	39.79%	4,482	2003
	10.000000	7.659046	-23.41%	1,272	2002*

154

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	13.604397	15.278527	12.31%	0	2010
	11.741776	13.604397	15.86%	1,285	2009
	14.032457	11.741776	-16.32%	730	2008
	13.091876	14.032457	7.18%	4,192	2007
	12.476248	13.091876	4.93%	3,111	2006
	12.441202	12.476248	0.28%	4,754	2005
	11.725595	12.441202	6.10%	5,209	2004
	10.228100	11.725595	14.64%	6,581	2003
	10.000000	10.228100	2.28%	3,118	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.423355	10.680171	13.34%	0	2010
	7.524124	9.423355	25.24%	0	2009
	12.529350	7.524124	-39.95%	0	2008
	12.295691	12.529350	1.90%	733	2007
	10.949156	12.295691	12.30%	1,621	2006
	10.581559	10.949156	3.47%	4,535	2005
	9.907898	10.581559	6.80%	4,249	2004
	8.008223	9.907898	23.72%	4,220	2003
	10.000000	8.008223	-19.92%	1,578	2002*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.484270	4.84%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.202356	10.667727	4.56%	0	2010
	9.532302	10.202356	7.03%	0	2009
	10.879266	9.532302	-12.38%	0	2008
	10.568123	10.879266	2.94%	0	2007
	10.428329	10.568123	1.34%	0	2006
	10.253466	10.428329	1.71%	0	2005
	10.068654	10.253466	1.84%	0	2004
	10.000000	10.068654	0.69%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	25.941112	32.810145	26.48%	0	2010

155

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	9.029062	9.960766	10.32%	15,579	2010
	7.671176	9.029062	17.70%	15,860	2009
	13.226620	7.671176	-42.00%	15,727	2008
	12.898852	13.226620	2.54%	21,978	2007
	11.273462	12.898852	14.42%	24,235	2006
	11.019830	11.273462	2.30%	24,361	2005
	10.130798	11.019830	8.78%	25,230	2004
	7.836368	10.130798	29.28%	22,317	2003
	10.000000	7.836368	-21.64%	8,091	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.525562	10.232060	7.42%	5,210	2010
	7.103855	9.525562	34.09%	6,825	2009
	12.070652	7.103855	-41.15%	6,153	2008
	10.864535	12.070652	11.10%	7,902	2007
	11.179991	10.864535	-2.82%	7,972	2006
	9.953290	11.179991	12.32%	10,530	2005
	9.393301	9.953290	5.96%	10,532	2004
	7.785253	9.393301	20.66%	10,408	2003
	10.000000	7.785253	-22.15%	2,852	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.372697	16.556371	23.81%	13,141	2010
	9.584868	13.372697	39.52%	15,104	2009
	15.253782	9.584868	-37.16%	18,373	2008
	15.364130	15.253782	-0.72%	19,232	2007
	13.755264	15.364130	11.70%	24,520	2006
	13.189124	13.755264	4.29%	26,302	2005
	11.325471	13.189124	16.46%	28,183	2004
	8.219004	11.325471	37.80%	26,562	2003
	10.000000	8.219004	-17.81%	7,207	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.539410	11.863324	2.81%	7,990	2010
	10.705445	11.539410	7.79%	12,514	2009
	11.122971	10.705445	-3.75%	21,177	2008
	10.388282	11.122971	7.07%	22,581	2007
	10.455359	10.388282	-0.64%	14,959	2006
	10.525419	10.455359	-0.67%	16,438	2005
	10.171166	10.525419	3.48%	7,869	2004
	10.000000	10.171166	1.71%	5,144	2003*

156

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.487349	10.564882	11.36%	21,829	2010
	8.236806	9.487349	15.18%	23,685	2009
	12.903778	8.236806	-36.17%	23,001	2008
	13.253133	12.903778	-2.64%	34,071	2007
	11.599994	13.253133	14.25%	36,042	2006
	11.347561	11.599994	2.22%	39,133	2005
	10.306740	11.347561	10.10%	41,093	2004
	8.157272	10.306740	26.35%	40,776	2003
	10.000000	8.157272	-18.43%	34,835	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ	9.025156	10.110652	12.03%	0	2010
	6.915568	9.025156	30.50%	0	2009
	10.809748	6.915568	-36.02%	0	2008
	10.283523	10.809748	5.12%	145	2007
	9.649810	10.283523	6.57%	145	2006
	9.546250	9.649810	1.08%	344	2005
	9.213738	9.546250	3.61%	344	2004
	7.491578	9.213738	22.99%	306	2003
	10.000000	7.491578	-25.08%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.013896	11.267197	12.52%	4,941	2010
	8.377018	10.013896	19.54%	6,538	2009
	12.188344	8.377018	-31.27%	10,349	2008
	11.664755	12.188344	4.49%	10,783	2007
	10.262990	11.664755	13.66%	17,398	2006
	10.078198	10.262990	1.83%	26,531	2005
	9.833241	10.078198	2.49%	28,699	2004
	8.321157	9.833241	18.17%	27,542	2003
	10.000000	8.321157	-16.79%	12,696	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.456016	10.451117	10.52%	9,138	2010
	8.536330	9.456016	10.77%	4,595	2009
	12.410498	8.536330	-31.22%	6,399	2008
	11.575171	12.410498	7.22%	7,729	2007
	10.221624	11.575171	13.24%	9,176	2006
	10.276692	10.221624	-0.54%	9,692	2005
	9.810334	10.276692	4.75%	18,242	2004
	8.097385	9.810334	21.15%	16,125	2003
	10.000000	8.097385	-19.03%	10,868	2002*

157

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	14.426312	16.138355	11.87%	5,640	2010
	9.673984	14.426312	49.12%	6,887	2009
	13.384489	9.673984	-27.72%	9,104	2008
	13.264676	13.384489	0.90%	12,739	2007
	12.265988	13.264676	8.14%	19,938	2006
	12.262614	12.265988	0.03%	23,749	2005
	11.381963	12.262614	7.74%	25,132	2004
	9.555433	11.381963	19.12%	24,262	2003
	10.000000	9.555433	-4.45%	9,104	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	12.024476	12.733962	5.90%	17,311	2010
	10.232421	12.024476	17.51%	22,387	2009
	11.317397	10.232421	-9.59%	24,290	2008
	11.007547	11.317397	2.81%	42,396	2007
	10.829959	11.007547	1.64%	65,782	2006
	10.964691	10.829959	-1.23%	73,278	2005
	10.851113	10.964691	1.05%	75,009	2004
	10.623577	10.851113	2.14%	80,316	2003
	10.000000	10.623577	6.24%	19,313	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.598302	10.787626	12.39%	44,736	2010
	7.556179	9.598302	27.03%	59,164	2009
	13.510945	7.556179	-44.07%	65,173	2008
	13.642964	13.510945	-0.97%	71,688	2007
	11.630994	13.642964	17.30%	76,131	2006
	11.264373	11.630994	3.25%	77,154	2005
	10.354539	11.264373	8.79%	85,637	2004
	8.142232	10.354539	27.17%	79,318	2003
	10.000000	8.142232	-18.58%	18,683	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.314325	10.071929	21.14%	32,247	2010
	6.643501	8.314325	25.15%	37,836	2009
	12.892643	6.643501	-48.47%	51,239	2008
	10.409098	12.892643	23.86%	44,603	2007
	9.986286	10.409098	4.23%	48,908	2006
	9.677731	9.986286	3.19%	45,776	2005
	9.595821	9.677731	0.85%	43,113	2004
	7.402571	9.595821	29.63%	52,196	2003
	10.000000	7.402571	-25.97%	9,819	2002*

158

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	16.242577	20.424354	25.75%	15,735	2010
	11.883802	16.242577	36.68%	27,554	2009
	20.120865	11.883802	-40.94%	34,178	2008
	17.839639	20.120865	12.79%	41,914	2007
	16.227176	17.839639	9.94%	42,805	2006
	14.058247	16.227176	15.43%	48,715	2005
	11.531137	14.058247	21.92%	49,284	2004
	8.528123	11.531137	35.21%	43,603	2003
	10.000000	8.528123	-14.72%	18,586	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.340043	13.616736	10.35%	23,722	2010
	9.998172	12.340043	23.42%	28,825	2009
	18.238656	9.998172	-45.18%	32,278	2008
	15.932941	18.238656	14.47%	48,617	2007
	13.827260	15.932941	15.23%	48,532	2006
	11.905925	13.827260	16.14%	52,970	2005
	10.742951	11.905925	10.83%	54,832	2004
	7.681468	10.742951	39.86%	53,763	2003
	10.000000	7.681468	-23.19%	19,972	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.947724	13.527136	23.56%	5,907	2010
	7.123023	10.947724	53.69%	6,476	2009
	14.952059	7.123023	-52.36%	7,675	2008
	14.501211	14.952059	3.11%	9,127	2007
	12.780543	14.501211	13.46%	8,353	2006
	12.757597	12.780543	0.18%	8,468	2005
	11.458711	12.757597	11.34%	12,173	2004
	7.445212	11.458711	53.91%	11,084	2003
	10.000000	7.445212	-25.55%	7,274	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.266832	9.314475	12.67%	11,573	2010
	7.002069	8.266832	18.06%	14,720	2009
	12.479402	7.002069	-43.89%	14,720	2008
	11.421586	12.479402	9.26%	15,605	2007
	11.010792	11.421586	3.73%	15,441	2006
	10.368306	11.010792	6.20%	16,121	2005
	9.970137	10.368306	3.99%	17,498	2004
	7.891275	9.970137	26.34%	16,610	2003
	10.000000	7.891275	-21.09%	5,362	2002*

159

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.361024	12.005113	15.87%	1,163	2010
	7.461133	10.361024	38.87%	2,803	2009
	14.430073	7.461133	-48.29%	910	2008
	13.348441	14.430073	8.10%	1,819	2007
	11.739472	13.348441	13.71%	1,424	2006
	10.984884	11.739472	6.87%	507	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	9.661209	10.322695	6.85%	401	2010
	7.718664	9.661209	25.17%	401	2009
	11.327126	7.718664	-31.86%	4,411	2008
	10.737346	11.327126	5.49%	4,696	2007
	10.000000	10.737346	7.37%	4,952	2006*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II - Q/NQ	9.114417	10.658144	16.94%	9,388	2010
	5.626180	9.114417	62.00%	13,805	2009
	11.305949	5.626180	-50.24%	14,281	2008
	9.911925	11.305949	14.06%	18,007	2007
	9.875105	9.911925	0.37%	27,979	2006
	9.380103	9.875105	5.28%	33,934	2005
	8.982332	9.380103	4.43%	39,302	2004
	7.229617	8.982332	24.24%	36,121	2003
	10.000000	7.229617	-27.70%	15,015	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ	10.235615	11.581838	13.15%	42,705	2010
	8.150512	10.235615	25.58%	57,578	2009
	12.982000	8.150512	-37.22%	64,900	2008
	13.592127	12.982000	-4.49%	101,195	2007
	11.975540	13.592127	13.50%	118,191	2006
	11.760791	11.975540	1.83%	128,212	2005
	10.240568	11.760791	14.85%	139,720	2004
	8.007035	10.240568	27.89%	132,180	2003
	10.000000	8.007035	-19.93%	72,685	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	7.439401	9.400771	26.36%	7,626	2010
	5.385292	7.439401	38.14%	8,000	2009
	11.376222	5.385292	-52.66%	8,011	2008
	10.623297	11.376222	7.09%	8,349	2007
	10.617784	10.623297	0.05%	14,199	2006
	10.554359	10.617784	0.60%	15,654	2005
	9.435109	10.554359	11.86%	19,043	2004
	7.061880	9.435109	33.61%	18,677	2003
	10.000000	7.061880	-29.38%	6,800	2002*

160

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	10.771407	14.320882	32.95%	9,790	2010
	6.760102	10.771407	59.34%	11,922	2009
	11.429387	6.760102	-40.85%	6,055	2008
	11.430678	11.429387	-0.01%	6,917	2007
	10.348998	11.430678	10.45%	8,582	2006
	10.074228	10.348998	2.73%	13,124	2005
	9.698648	10.074228	3.87%	14,804	2004
	7.431983	9.698648	30.50%	16,378	2003
	10.000000	7.431983	-25.68%	9,601	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.531909	12.543393	8.77%	23,533	2010
	9.629397	11.531909	19.76%	29,954	2009
	14.639860	9.629397	-34.22%	32,949	2008
	13.914350	14.639860	5.21%	35,213	2007
	11.805572	13.914350	17.86%	22,360	2006
	11.337181	11.805572	4.13%	20,105	2005
	10.095440	11.337181	12.30%	24,020	2004
	8.277320	10.095440	21.97%	24,952	2003
	10.000000	8.277320	-17.23%	4,789	2002*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.684664	6.85%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.535164	9.818249	2.97%	21,039	2010
	8.603081	9.535164	10.83%	5,041	2009
	10.161177	8.603081	-15.33%	4,472	2008
	9.917761	10.161177	2.45%	4,941	2007
	9.731335	9.917761	1.92%	6,988	2006
	9.808073	9.731335	-0.78%	5,656	2005
	9.951175	9.808073	-1.44%	6,351	2004
	10.000000	9.951175	-0.49%	1,653	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.465140	11.072533	16.98%	1,191	2010
	7.884137	9.465140	20.05%	2,563	2009
	13.319541	7.884137	-40.81%	2,563	2008
	13.551102	13.319541	-1.71%	5,526	2007
	13.163790	13.551102	2.94%	6,726	2006
	13.080028	13.163790	0.64%	8,575	2005
	11.954360	13.080028	9.42%	9,176	2004
	9.773460	11.954360	22.31%	9,796	2003
	10.000000	9.773460	-2.27%	4,787	2002*

161

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.443480	12.548331	20.15%	0	2010
	8.125014	10.443480	28.53%	0	2009
	13.719597	8.125014	-40.78%	0	2008
	13.037326	13.719597	5.23%	0	2007
	11.723327	13.037326	11.21%	0	2006
	11.217069	11.723327	4.51%	0	2005
	10.000000	11.217069	12.17%	154	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.366653	13.685425	10.66%	14,206	2010
	10.000000	12.366653	23.67%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.830477	9.464268	20.86%	0	2010
	6.087100	7.830477	28.64%	0	2009
	10.000000	6.087100	-39.13%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.383519	10.843428	4.43%	2,610	2010
	9.777090	10.383519	6.20%	2,953	2009
	10.000000	9.777090	-2.23%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.904761	21.426956	13.34%	7,433	2010
	11.852392	18.904761	59.50%	11,341	2009
	28.763191	11.852392	-58.79%	9,205	2008
	20.222258	28.763191	42.24%	10,733	2007
	15.140838	20.222258	33.56%	9,906	2006
	11.684242	15.140838	29.58%	8,770	2005
	10.000000	11.684242	16.84%	1,772	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	11.974089	12.240464	2.22%	52,645	2010
	11.953045	11.974089	0.18%	71,973	2009
	11.370824	11.953045	5.12%	76,128	2008
	10.876182	11.370824	4.55%	84,896	2007
	10.796362	10.876182	0.74%	95,463	2006
	10.715953	10.796362	0.75%	106,632	2005
	10.636661	10.715953	0.75%	107,235	2004
	10.686757	10.636661	-0.47%	128,011	2003
	10.000000	10.686757	6.87%	53,718	2002*

162

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.275573	12.640935	12.11%	22,888	2010
	9.063460	11.275573	24.41%	31,505	2009
	14.674212	9.063460	-38.24%	31,505	2008
	14.162292	14.674212	3.61%	35,613	2007
	12.389980	14.162292	14.30%	42,292	2006
	11.736943	12.389980	5.56%	46,424	2005
	10.524667	11.736943	11.52%	65,682	2004
	8.160577	10.524667	28.97%	45,921	2003
	10.000000	8.160577	-18.39%	17,097	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.272269	11.673957	3.56%	8,993	2010
	10.565944	11.272269	6.68%	21,807	2009
	11.496047	10.565944	-8.09%	19,043	2008
	11.155745	11.496047	3.05%	28,647	2007
	10.743737	11.155745	3.83%	31,531	2006
	10.633118	10.743737	1.04%	33,380	2005
	10.388956	10.633118	2.35%	35,311	2004
	9.844280	10.388956	5.53%	38,879	2003
	10.000000	9.844280	-1.56%	36,403	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.426058	12.394401	8.47%	112,174	2010
	9.806543	11.426058	16.51%	168,148	2009
	13.055741	9.806543	-24.89%	235,193	2008
	12.635905	13.055741	3.32%	302,420	2007
	11.602141	12.635905	8.91%	277,890	2006
	11.260586	11.602141	3.03%	254,878	2005
	10.511469	11.260586	7.13%	291,561	2004
	8.952638	10.511469	17.41%	280,231	2003
	10.000000	8.952638	-10.47%	82,019	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.485760	12.674949	10.35%	99,893	2010
	9.441190	11.485760	21.66%	143,248	2009
	14.070907	9.441190	-32.90%	151,867	2008
	13.555454	14.070907	3.80%	149,390	2007
	12.100071	13.555454	12.03%	170,719	2006
	11.554315	12.100071	4.72%	169,870	2005
	10.539613	11.554315	9.63%	185,981	2004
	8.509285	10.539613	23.86%	235,385	2003
	10.000000	8.509285	-14.91%	56,432	2002*

163

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.494305	12.198921	6.13%	76,026	2010
	10.258994	11.494305	12.04%	96,455	2009
	12.347458	10.258994	-16.91%	104,702	2008
	11.927822	12.347458	3.52%	126,903	2007
	11.247978	11.927822	6.04%	135,239	2006
	11.006534	11.247978	2.19%	156,310	2005
	10.502231	11.006534	4.80%	160,779	2004
	9.444587	10.502231	11.20%	178,115	2003
	10.000000	9.444587	-5.55%	9,120	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.547730	10.315697	-2.20%	23,565	2010
	10.780474	10.547730	-2.16%	48,143	2009
	10.801157	10.780474	-0.19%	83,233	2008
	10.540307	10.801157	2.47%	68,856	2007
	10.309696	10.540307	2.24%	81,235	2006
	10.267038	10.309696	0.42%	56,131	2005
	10.413500	10.267038	-1.41%	45,178	2004
	10.581548	10.413500	-1.59%	59,044	2003
	10.690073	10.581548	-1.02%	73,805	2002
	10.551662	10.690073	1.31%	27,635	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.834262	13.880944	8.16%	18,279	2010
	10.550599	12.834262	21.64%	21,591	2009
	13.043358	10.550599	-19.11%	29,143	2008
	12.748732	13.043358	2.31%	32,721	2007
	12.433153	12.748732	2.54%	27,137	2006
	12.440836	12.433153	-0.06%	27,772	2005
	11.940484	12.440836	4.19%	42,307	2004
	10.889602	11.940484	9.65%	42,667	2003
	10.385975	10.889602	4.85%	22,426	2002
	10.193887	10.385975	1.88%	3,062	2001*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.955758	10.306562	3.52%	2,624	2010
	7.861323	9.955758	26.64%	2,673	2009
	15.011899	7.861323	-47.63%	5,401	2008
	14.948158	15.011899	0.43%	3,916	2007
	12.485805	14.948158	19.72%	4,104	2006
	11.418380	12.485805	9.35%	910	2005
	10.000000	11.418380	14.18%	626	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.958679	8.991007	12.97%	7,930	2010

164

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.927715	8.944253	12.82%	14,179	2010
	6.266640	7.927715	26.51%	20,693	2009
	10.000000	6.266640	-37.33%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.794044	8.594269	10.27%	23,040	2010
	6.254822	7.794044	24.61%	29,708	2009
	10.000000	6.254822	-37.45%	565	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	7.668641	9.382939	22.35%	2,315	2010
	6.165085	7.668641	24.39%	1,037	2009
	11.791432	6.165085	-47.72%	1,037	2008
	11.011962	11.791432	7.08%	4,951	2007
	10.932674	11.011962	0.73%	5,792	2006
	10.375246	10.932674	5.37%	6,534	2005
	9.374164	10.375246	10.68%	7,261	2004
	7.149551	9.374164	31.12%	7,122	2003
	10.000000	7.149551	-28.50%	963	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	10.539991	13.037395	23.69%	9,987	2010
	8.562767	10.539991	23.09%	11,336	2009
	12.933249	8.562767	-33.79%	14,090	2008
	14.256517	12.933249	-9.28%	15,745	2007
	12.448086	14.256517	14.53%	15,389	2006
	12.382849	12.448086	0.53%	17,967	2005
	10.821970	12.382849	14.42%	20,270	2004
	7.072698	10.821970	53.01%	19,196	2003
	10.000000	7.072698	-29.27%	7,771	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	11.759054	14.373402	22.23%	21,467	2010
	8.944139	11.759054	31.47%	27,212	2009
	14.836094	8.944139	-39.71%	26,509	2008
	14.889625	14.836094	-0.36%	26,892	2007
	13.622708	14.889625	9.30%	32,195	2006
	12.435174	13.622708	9.55%	34,643	2005
	10.704139	12.435174	16.17%	34,387	2004
	7.783546	10.704139	37.52%	35,835	2003
	10.000000	7.783546	-22.16%	16,298	2002*

165

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.200088	10.187654	10.73%	4,196	2010
	7.492282	9.200088	22.79%	4,241	2009
	13.121044	7.492282	-42.90%	4,241	2008
	12.436172	13.121044	5.51%	5,970	2007
	11.212537	12.436172	10.91%	18,354	2006
	10.710052	11.212537	4.69%	20,879	2005
	9.997761	10.710052	7.12%	21,646	2004
	8.034266	9.997761	24.44%	23,164	2003
	10.000000	8.034266	-19.66%	4,482	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.118002	9.062776	27.32%	27,439	2010
	5.562940	7.118002	27.95%	29,615	2009
	10.000000	5.562940	-44.37%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.845949	13.633525	6.13%	76,841	2010
	10.000000	12.845949	28.46%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.633242	20.000580	13.43%	23,259	2010
	12.906444	17.633242	36.62%	32,186	2009
	22.067035	12.906444	-41.51%	33,046	2008
	21.221247	22.067035	3.99%	29,314	2007
	18.436138	21.221247	15.11%	33,404	2006
	16.485857	18.436138	11.83%	31,117	2005
	14.141920	16.485857	16.57%	32,664	2004
	10.000000	14.141920	41.42%	29,464	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.139838	14.869014	13.16%	21,662	2010
	9.641196	13.139838	36.29%	27,158	2009
	16.521972	9.641196	-41.65%	32,368	2008
	15.927130	16.521972	3.73%	42,634	2007
	13.875135	15.927130	14.79%	51,824	2006
	12.437543	13.875135	11.56%	54,140	2005
	10.697671	12.437543	16.26%	57,586	2004
	7.656425	10.697671	39.72%	59,364	2003
	10.000000	7.656425	-23.44%	44,236	2002*

166

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	13.551183	15.210991	12.25%	13,297	2010
	11.701827	13.551183	15.80%	9,915	2009
	13.991871	11.701827	-16.37%	10,202	2008
	13.060707	13.991871	7.13%	14,149	2007
	12.452896	13.060707	4.88%	14,437	2006
	12.424245	12.452896	0.23%	14,461	2005
	11.715605	12.424245	6.05%	15,379	2004
	10.224613	11.715605	14.58%	15,337	2003
	10.000000	10.224613	2.25%	12,667	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.386512	10.633001	13.28%	12,465	2010
	7.498535	9.386512	25.18%	12,762	2009
	12.493136	7.498535	-39.98%	15,898	2008
	12.266463	12.493136	1.85%	33,849	2007
	10.928702	12.266463	12.24%	46,463	2006
	10.567161	10.928702	3.42%	58,126	2005
	9.899464	10.567161	6.74%	58,663	2004
	8.005485	9.899464	23.66%	58,282	2003
	10.000000	8.005485	-19.95%	26,587	2002*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.480715	4.81%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.167618	10.625978	4.51%	1,533	2010
	9.504716	10.167618	6.97%	1,533	2009
	10.853331	9.504716	-12.43%	0	2008
	10.548345	10.853331	2.89%	0	2007
	10.414131	10.548345	1.29%	1,612	2006
	10.244725	10.414131	1.65%	1,826	2005
	10.065212	10.244725	1.78%	0	2004
	10.000000	10.065212	0.65%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	25.866132	32.698611	26.41%	355	2010

167

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	8.923376	9.829094	10.15%	0	2010
	7.593035	8.923376	17.52%	0	2009
	13.112056	7.593035	-42.09%	0	2008
	12.806891	13.112056	2.38%	1,297	2007
	11.210225	12.806891	14.24%	1,519	2006
	10.974804	11.210225	2.15%	3,696	2005
	10.104889	10.974804	8.61%	3,714	2004
	7.828325	10.104889	29.08%	3,718	2003
	10.000000	7.828325	-21.72%	608	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.414069	10.096803	7.25%	783	2010
	7.031490	9.414069	33.88%	712	2009
	11.966095	7.031490	-41.24%	701	2008
	10.787049	11.966095	10.93%	672	2007
	11.117265	10.787049	-2.97%	696	2006
	9.912607	11.117265	12.15%	1,289	2005
	9.369279	9.912607	5.80%	1,246	2004
	7.777256	9.369275	20.47%	1,042	2003
	10.000000	7.777256	-22.23%	763	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.216214	16.337567	23.62%	1,258	2010
	9.487250	13.216214	39.31%	1,403	2009
	15.121697	9.487250	-37.26%	1,425	2008
	15.254614	15.121697	-0.87%	2,493	2007
	13.678139	15.254614	11.53%	2,668	2006
	13.135252	13.678139	4.13%	5,928	2005
	11.296524	13.135252	16.28%	5,763	2004
	8.210561	11.296524	37.59%	5,689	2003
	10.000000	8.210561	-17.89%	3,406	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.421855	11.724458	2.65%	723	2010
	10.612664	11.421855	7.62%	723	2009
	11.043508	10.612664	-3.90%	723	2008
	10.329998	11.043508	6.91%	723	2007
	10.412623	10.329998	-0.79%	723	2006
	10.498454	10.412623	-0.82%	723	2005
	10.160693	10.498454	3.32%	0	2004
	10.000000	10.160693	1.61%	0	2003*

168

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.376302	10.425229	11.19%	3,825	2010
	8.152903	9.376302	15.01%	3,825	2009
	12.792022	8.152903	-36.27%	3,825	2008
	13.158644	12.792022	-2.79%	3,825	2007
	11.534921	13.158644	14.08%	3,825	2006
	11.301173	11.534921	2.07%	3,825	2005
	10.280372	11.301173	9.93%	3,147	2004
	8.148889	10.280372	26.16%	3,147	2003
	10.000000	8.148889	-18.51%	1,213	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ	8.919505	9.976967	11.86%	0	2010
	6.845112	8.919505	30.30%	0	2009
	10.716086	6.845112	-36.12%	0	2008
	10.210166	10.716086	4.96%	0	2007
	9.595650	10.210166	6.40%	0	2006
	9.507212	9.595650	0.93%	0	2005
	9.190166	9.507212	3.45%	0	2004
	7.483868	9.190166	22.80%	0	2003
	10.000000	7.483868	-25.16%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	9.896737	11.118328	12.34%	0	2010
	8.291719	9.896737	19.36%	25	2009
	12.082785	8.291719	-31.38%	310	2008
	11.581586	12.082785	4.33%	677	2007
	10.205406	11.581586	13.48%	871	2006
	10.036997	10.205406	1.68%	1,073	2005
	9.808082	10.036997	2.33%	1,694	2004
	8.312603	9.808082	17.99%	1,669	2003
	10.000000	8.312603	-16.87%	725	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.345333	10.312961	10.35%	0	2010
	8.449387	9.345333	10.60%	0	2009
	12.303014	8.449387	-31.32%	0	2008
	11.492638	12.303014	7.05%	0	2007
	10.164274	11.492638	13.07%	0	2006
	10.234680	10.164274	-0.69%	0	2005
	9.785229	10.23468	4.59%	0	2004
	8.089064	9.785229	20.97%	0	2003
	10.000000	8.089064	-19.11%	0	2002*

169

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	14.257545	15.925108	11.70%	1,191	2010
	9.575473	14.257545	48.90%	1,346	2009
	13.268557	9.575473	-27.83%	1,343	2008
	13.170098	13.268557	0.75%	1,380	2007
	12.197189	13.170098	7.98%	1,748	2006
	12.212511	12.197189	-0.13%	4,023	2005
	11.352870	12.212511	7.57%	3,478	2004
	9.545638	11.35287	18.93%	3,440	2003
	10.000000	9.545638	-4.54%	3,270	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.883777	12.565671	5.74%	1,635	2010
	10.128224	11.883777	17.33%	1,798	2009
	11.219357	10.128224	-9.73%	1,765	2008
	10.929041	11.219357	2.66%	4,728	2007
	10.769197	10.929041	1.48%	5,221	2006
	10.919875	10.769197	-1.38%	3,272	2005
	10.823352	10.919875	0.89%	3,497	2004
	10.612679	10.823352	1.99%	3,295	2003
	10.000000	10.612679	6.13%	3,124	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.485950	10.645025	12.22%	2,079	2010
	7.479197	9.485950	26.83%	2,063	2009
	13.393907	7.479197	-44.16%	2,331	2008
	13.545675	13.393907	-1.12%	2,231	2007
	11.565726	13.545675	17.12%	2,435	2006
	11.218325	11.565726	3.10%	2,743	2005
	10.328044	11.218325	8.62%	2,869	2004
	8.133860	10.328044	26.98%	2,999	2003
	10.000000	8.13386	-18.66%	766	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.217005	9.938806	20.95%	0	2010
	6.575817	8.217005	24.96%	0	2009
	12.780963	6.575817	-48.55%	0	2008
	10.334862	12.780963	23.67%	0	2007
	9.930261	10.334862	4.07%	201	2006
	9.638165	9.930261	3.03%	439	2005
	9.571272	9.638165	0.70%	521	2004
	7.394955	9.571272	29.43%	521	2003
	10.000000	7.394955	-26.05%	184	2002*

170

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	16.052497	20.154436	25.55%	1,296	2010
	11.762755	16.052497	36.47%	1,419	2009
	19.946593	11.762755	-41.03%	1,423	2008
	17.712432	19.946593	12.61%	3,230	2007
	16.136141	17.712432	9.77%	3,825	2006
	14.000790	16.136141	15.25%	4,049	2005
	11.501646	14.00079	21.73%	1,771	2004
	8.519364	11.501646	35.01%	466	2003
	10.000000	8.519364	-14.81%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.195629	13.436772	10.18%	224	2010
	9.896335	12.195629	23.23%	252	2009
	18.080715	9.896335	-45.27%	577	2008
	15.819361	18.080715	14.29%	972	2007
	13.749725	15.819361	15.05%	1,118	2006
	11.857286	13.749725	15.96%	2,170	2005
	10.715484	11.857286	10.66%	3,169	2004
	7.673577	10.715484	39.64%	3,136	2003
	10.000000	7.673577	-23.26%	1,046	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.819557	13.348309	23.37%	0	2010
	7.050455	10.819557	53.46%	0	2009
	14.822555	7.050455	-52.43%	0	2008
	14.397815	14.822555	2.95%	0	2007
	12.708853	14.397815	13.29%	0	2006
	12.705454	12.708853	0.03%	764	2005
	11.429411	12.705454	11.16%	781	2004
	7.437557	11.429411	53.67%	784	2003
	10.000000	7.437557	-25.62%	194	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.170057	9.191347	12.50%	1,152	2010
	6.930720	8.170057	17.88%	1,152	2009
	12.371288	6.930720	-43.98%	1,152	2008
	11.340122	12.371288	9.09%	1,152	2007
	10.949013	11.340122	3.57%	980	2006
	10.325917	10.949013	6.03%	980	2005
	9.944623	10.325917	3.83%	980	2004
	7.883162	9.944623	26.15%	980	2003
	10.000000	7.883162	-21.17%	0	2002*

171

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.271345	11.882960	15.69%	0	2010
	7.407913	10.271345	38.65%	0	2009
	14.349222	7.407913	-48.37%	0	2008
	13.294149	14.349222	7.94%	0	2007
	11.709639	13.294149	13.53%	0	2006
	10.973738	11.709639	6.71%	0	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	9.606799	10.248823	6.68%	0	2010
	7.686989	9.606799	24.97%	0	2009
	11.298004	7.686989	-31.96%	0	2008
	10.726290	11.298004	5.33%	0	2007
	10.000000	10.726290	7.26%	200	2006*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II - Q/NQ	9.007704	10.517227	16.76%	0	2010
	5.568847	9.007704	61.75%	0	2009
	11.207996	5.568847	-50.31%	0	2008
	9.841224	11.207996	13.89%	0	2007
	9.819689	9.841224	0.22%	0	2006
	9.341759	9.819689	5.12%	2,684	2005
	8.959366	9.341759	4.27%	2,684	2004
	7.222181	8.959366	24.05%	2,684	2003
	10.000000	7.222181	-27.78%	0	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ	10.115830	11.428779	12.98%	1,136	2010
	8.067500	10.115830	25.39%	1,136	2009
	12.869567	8.067500	-37.31%	1,136	2008
	13.495212	12.869567	-4.64%	6,654	2007
	11.908357	13.495212	13.33%	7,072	2006
	11.712721	11.908357	1.67%	14,292	2005
	10.214363	11.712721	14.67%	12,012	2004
	7.998800	10.214363	27.70%	10,074	2003
	10.000000	7.9988	-20.01%	2,676	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	7.352302	9.276466	26.17%	0	2010
	5.330411	7.352302	37.93%	0	2009
	11.277658	5.330411	-52.73%	0	2008
	10.547523	11.277658	6.92%	0	2007
	10.558208	10.547523	-0.10%	0	2006
	10.511208	10.558208	0.45%	854	2005
	9.410973	10.511208	11.69%	873	2004
	7.054611	9.410973	33.40%	877	2003
	10.000000	7.054611	-29.45%	0	2002*

172

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	10.645313	14.131585	32.75%	390	2010
	6.691224	10.645313	59.09%	613	2009
	11.330369	6.691224	-40.94%	714	2008
	11.349161	11.330369	-0.17%	629	2007
	10.290950	11.349161	10.28%	612	2006
	10.033058	10.290950	2.57%	2,059	2005
	9.673853	10.033058	3.71%	1,818	2004
	7.424347	9.673853	30.30%	1,669	2003
	10.000000	7.424347	-25.76%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.396909	12.377556	8.60%	0	2010
	9.531284	11.396909	19.57%	0	2009
	14.513012	9.531284	-34.33%	0	2008
	13.815096	14.513012	5.05%	1,206	2007
	11.739316	13.815096	17.68%	1,413	2006
	11.290819	11.739316	3.97%	8,350	2005
	10.069601	11.290819	12.13%	8,350	2004
	8.268815	10.069601	21.78%	8,350	2003
	10.000000	8.268815	-17.31%	0	2002*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.673806	6.74%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.438083	9.703386	2.81%	304	2010
	8.528554	9.438083	10.66%	304	2009
	10.088638	8.528554	-15.46%	304	2008
	9.862159	10.088638	2.30%	1,360	2007
	9.691599	9.862159	1.76%	1,360	2006
	9.782990	9.691599	-0.93%	1,360	2005
	9.940968	9.78299	-1.59%	643	2004
	10.000000	9.940968	-0.59%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.354373	10.926195	16.80%	0	2010
	7.803826	9.354373	19.87%	0	2009
	13.204161	7.803826	-40.90%	0	2008
	13.454464	13.204161	-1.86%	0	2007
	13.089943	13.454464	2.78%	0	2006
	13.026567	13.089943	0.49%	0	2005
	11.923792	13.026567	9.25%	0	2004
	9.763428	11.923792	22.13%	0	2003
	10.000000	9.763428	-2.37%	0	2002*

173

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.353070	12.420640	19.97%	0	2010
	8.067051	10.353070	28.34%	0	2009
	13.642711	8.067051	-40.87%	0	2008
	12.984274	13.642711	5.07%	0	2007
	11.693516	12.984274	11.04%	0	2006
	11.205685	11.693516	4.35%	0	2005
	10.000000	11.205685	12.06%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.353990	13.650464	10.49%	5,875	2010
	10.000000	12.353990	23.54%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.810426	9.425564	20.68%	0	2010
	6.080844	7.810426	28.44%	0	2009
	10.000000	6.080844	-39.19%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.356999	10.799155	4.27%	0	2010
	9.767091	10.356999	6.04%	0	2009
	10.000000	9.767091	-2.33%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.741169	21.209000	13.17%	0	2010
	11.767872	18.741169	59.26%	0	2009
	28.602167	11.767872	-58.86%	0	2008
	20.140066	28.602167	42.02%	0	2007
	15.102390	20.140066	33.36%	0	2006
	11.672400	15.102390	29.39%	0	2005
	10.000000	11.6724	16.72%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	11.833987	12.078689	2.07%	566	2010
	11.831334	11.833987	0.02%	621	2009
	11.272312	11.831334	4.96%	1,199	2008
	10.798598	11.272312	4.39%	2,024	2007
	10.735782	10.798598	0.59%	2,106	2006
	10.672153	10.735782	0.60%	2,126	2005
	10.609459	10.672153	0.59%	3,816	2004
	10.675806	10.609459	-0.62%	3,717	2003
	10.000000	10.675806	6.76%	1,623	2002*

174

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.139141	12.468847	11.94%	0	2010
	8.967548	11.139141	24.22%	0	2009
	14.541280	8.967548	-38.33%	0	2008
	14.055673	14.541280	3.45%	0	2007
	12.315522	14.055673	14.13%	0	2006
	11.684267	12.315522	5.40%	0	2005
	10.493512	11.684267	11.35%	0	2004
	8.148907	10.493512	28.77%	0	2003
	10.000000	8.148907	-18.51%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.135867	11.515011	3.40%	1,064	2010
	10.454125	11.135867	6.52%	1,064	2009
	11.391872	10.454125	-8.23%	1,064	2008
	11.071729	11.391872	2.89%	1,153	2007
	10.679155	11.071729	3.68%	1,153	2006
	10.585388	10.679155	0.89%	1,153	2005
	10.358212	10.585388	2.19%	719	2004
	9.830211	10.358212	5.37%	719	2003
	10.000000	9.830211	-1.70%	719	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.287808	12.225672	8.31%	24,670	2010
	9.702771	11.287808	16.34%	24,959	2009
	12.937452	9.702771	-25.00%	25,350	2008
	12.540751	12.937452	3.16%	25,903	2007
	11.532407	12.540751	8.74%	26,189	2006
	11.210038	11.532407	2.88%	24,453	2005
	10.480363	11.210038	6.96%	24,709	2004
	8.939839	10.480363	17.23%	24,709	2003
	10.000000	8.939839	-10.60%	10,566	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.346772	12.502385	10.18%	5,576	2010
	9.341269	11.346772	21.47%	6,071	2009
	13.943417	9.341269	-33.01%	6,565	2008
	13.453385	13.943417	3.64%	7,007	2007
	12.027359	13.453385	11.86%	7,331	2006
	11.502471	12.027359	4.56%	4,639	2005
	10.508428	11.502471	9.46%	3,692	2004
	8.497120	10.508428	23.67%	3,410	2003
	10.000000	8.49712	-15.03%	2,481	2002*

175

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.355232	12.032852	5.97%	1,094	2010
	10.150434	11.355232	11.87%	1,094	2009
	12.235571	10.150434	-17.04%	1,094	2008
	11.837986	12.235571	3.36%	1,186	2007
	11.180361	11.837986	5.88%	1,186	2006
	10.957118	11.180361	2.04%	1,186	2005
	10.471145	10.957118	4.64%	559	2004
	9.431089	10.471145	11.03%	559	2003
	10.000000	9.431089	-5.69%	559	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.208874	9.968980	-2.35%	4,957	2010
	10.450168	10.208874	-2.31%	4,996	2009
	10.486302	10.450168	-0.34%	5,379	2008
	10.248862	10.486302	2.32%	5,713	2007
	10.039984	10.248862	2.08%	5,377	2006
	10.013760	10.039984	0.26%	825	2005
	10.172211	10.01376	-1.56%	1,450	2004
	10.352242	10.172211	-1.74%	1,363	2003
	10.474480	10.352242	-1.17%	1,915	2002*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.913017	13.944711	7.99%	528	2010
	10.631639	12.913017	21.46%	574	2009
	13.163740	10.631639	-19.24%	1,142	2008
	12.886250	13.163740	2.15%	1,822	2007
	12.586525	12.886250	2.38%	2,135	2006
	12.613599	12.586525	-0.21%	3,336	2005
	12.124897	12.613599	4.03%	3,598	2004
	11.074752	12.124897	9.48%	3,474	2003
	10.578774	11.074752	4.69%	3,529	2002*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.869581	10.201682	3.36%	150	2010
	7.805251	9.869581	26.45%	150	2009
	14.927787	7.805251	-47.71%	150	2008
	14.887375	14.927787	0.27%	2,411	2007
	12.454076	14.887375	19.54%	2,797	2006
	11.406809	12.454076	9.18%	162	2005
	10.000000	11.406809	14.07%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.938320	8.954267	12.80%	0	2010

176

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.907436	8.907693	12.65%	0	2010
	6.260205	7.907436	26.31%	0	2009
	10.000000	6.260205	-37.40%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.774100	8.559142	10.10%	0	2010
	6.248393	7.774100	24.42%	0	2009
	10.000000	6.248393	-37.52%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	7.578877	9.258919	22.17%	0	2010
	6.102282	7.578877	24.20%	0	2009
	11.689294	6.102282	-47.80%	0	2008
	10.933421	11.689294	6.91%	0	2007
	10.871345	10.933421	0.57%	221	2006
	10.332824	10.871345	5.21%	3,823	2005
	9.350174	10.332824	10.51%	3,642	2004
	7.142194	9.350174	30.91%	3,646	2003
	10.000000	7.142194	-28.58%	1,000	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	10.416575	12.864994	23.51%	380	2010
	8.475507	10.416575	22.90%	380	2009
	12.821183	8.475507	-33.89%	380	2008
	14.154836	12.821183	-9.42%	1,591	2007
	12.378243	14.154836	14.35%	1,964	2006
	12.332241	12.378243	0.37%	588	2005
	10.794291	12.332241	14.25%	137	2004
	7.065428	10.794291	52.78%	0	2003
	10.000000	7.065428	-29.35%	3,008	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	11.621377	14.183335	22.05%	0	2010
	8.853008	11.621377	31.27%	0	2009
	14.707551	8.853008	-39.81%	0	2008
	14.783426	14.707551	-0.51%	0	2007
	13.546268	14.783426	9.13%	0	2006
	12.384338	13.546268	9.38%	0	2005
	10.676740	12.384338	15.99%	0	2004
	7.775543	10.67674	37.31%	0	2003
	10.000000	7.775543	-22.24%	0	2002*

177

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.092417	10.052996	10.56%	0	2010
	7.415977	9.092417	22.61%	0	2009
	13.007417	7.415977	-42.99%	0	2008
	12.347511	13.007417	5.34%	0	2007
	11.149641	12.347511	10.74%	0	2006
	10.666271	11.149641	4.53%	0	2005
	9.972184	10.666271	6.96%	0	2004
	8.026012	9.972184	24.25%	0	2003
	10.000000	8.026012	-19.74%	0	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.099743	9.025690	27.13%	5,440	2010
	5.557199	7.099743	27.76%	5,584	2009
	10.000000	5.557199	-44.43%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.832801	13.598696	5.97%	7,929	2010
	10.000000	12.832801	28.33%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.453709	19.766611	13.25%	579	2010
	12.794666	17.453709	36.41%	665	2009
	21.909611	12.794666	-41.60%	687	2008
	21.102399	21.909611	3.83%	452	2007
	18.360965	21.102399	14.93%	694	2006
	16.443768	18.360965	11.66%	897	2005
	14.127467	16.443768	16.40%	180	2004
	10.000000	14.127467	41.27%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.986068	14.672495	12.99%	2,673	2010
	9.543001	12.986068	36.08%	2,673	2009
	16.378886	9.543001	-41.74%	2,673	2008
	15.813586	16.378886	3.57%	2,673	2007
	13.797318	15.813586	14.61%	2,673	2006
	12.386728	13.797318	11.39%	2,673	2005
	10.670314	12.386728	16.09%	2,673	2004
	7.648552	10.670314	39.51%	2,673	2003
	10.000000	7.648552	-23.51%	2,673	2002*

178

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	13.392611	15.009957	12.08%	0	2010
	11.582654	13.392611	15.63%	0	2009
	13.870657	11.582654	-16.50%	0	2008
	12.967556	13.870657	6.96%	3,731	2007
	12.383018	12.967556	4.72%	4,373	2006
	12.373459	12.383018	0.08%	1,508	2005
	11.685636	12.373459	5.89%	1,508	2004
	10.214119	11.685636	14.41%	1,508	2003
	10.000000	10.214119	2.14%	2,696	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.276626	10.492416	13.11%	2,303	2010
	7.422136	9.276626	24.99%	2,303	2009
	12.384903	7.422136	-40.07%	2,303	2008
	12.178972	12.384903	1.69%	1,981	2007
	10.867360	12.178972	12.07%	1,981	2006
	10.523938	10.867360	3.26%	1,981	2005
	9.874121	10.523938	6.58%	1,249	2004
	7.997251	9.874121	23.47%	1,249	2003
	10.000000	7.997251	-20.03%	446	2002*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.470052	4.70%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.064089	10.501649	4.35%	0	2010
	9.422377	10.064089	6.81%	0	2009
	10.775844	9.422377	-12.56%	0	2008
	10.489208	10.775844	2.73%	3,006	2007
	10.371604	10.489208	1.13%	3,523	2006
	10.218514	10.371604	1.50%	0	2005
	10.054892	10.218514	1.63%	0	2004
	10.000000	10.054892	0.55%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	25.642298	32.365995	26.22%	0	2010

179

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	8.853505	9.742149	10.04%	2,978	2010
	7.541304	8.853505	17.40%	3,158	2009
	13.036126	7.541304	-42.15%	3,158	2008
	12.745840	13.036126	2.28%	3,225	2007
	11.168188	12.745840	14.13%	3,255	2006
	10.944820	11.168188	2.04%	3,376	2005
	10.087626	10.944820	8.50%	3,439	2004
	7.822950	10.087626	28.95%	3,482	2003
	10.000000	7.822950	-21.77%	3,686	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.340355	10.007489	7.14%	0	2010
	6.983575	9.340355	33.75%	658	2009
	11.896781	6.983575	-41.30%	0	2008
	10.735628	11.896781	10.82%	658	2007
	11.075585	10.735628	-3.07%	658	2006
	9.885533	11.075585	12.04%	658	2005
	9.353260	9.885533	5.69%	1,575	2004
	7.771908	9.353260	20.35%	3,334	2003
	10.000000	7.771908	-22.28%	810	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.112740	16.193076	23.49%	1,582	2010
	9.422629	13.112740	39.16%	3,030	2009
	15.034136	9.422629	-37.33%	3,187	2008
	15.181922	15.034136	-0.97%	3,092	2007
	13.626874	15.181922	11.41%	2,764	2006
	13.099394	13.626874	4.03%	3,376	2005
	11.277231	13.099394	16.16%	4,495	2004
	8.204925	11.277231	37.44%	4,031	2003
	10.000000	8.204925	-17.95%	3,436	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.344046	11.632661	2.54%	1,465	2010
	10.551173	11.344046	7.51%	1,465	2009
	10.990776	10.551173	-4.00%	1,465	2008
	10.291271	10.990776	6.80%	194	2007
	10.384193	10.291271	-0.89%	194	2006
	10.480495	10.384193	-0.92%	1,233	2005
	10.153708	10.480495	3.22%	966	2004
	10.000000	10.153708	1.54%	0	2003*

180

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.302892	10.333036	11.07%	0	2010
	8.097364	9.302892	14.89%	0	2009
	12.717931	8.097364	-36.33%	0	2008
	13.095927	12.717931	-2.89%	0	2007
	11.491683	13.095927	13.96%	0	2006
	11.270323	11.491683	1.96%	0	2005
	10.262811	11.270323	9.82%	0	2004
	8.143300	10.262811	26.03%	0	2003
	10.000000	8.143300	-18.57%	1,511	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ	8.849662	9.888738	11.74%	1,254	2010
	6.798474	8.849662	30.17%	1,870	2009
	10.654017	6.798474	-36.19%	1,870	2008
	10.161486	10.654017	4.85%	1,870	2007
	9.559668	10.161486	6.30%	1,870	2006
	9.481235	9.559668	0.83%	2,171	2005
	9.174454	9.481235	3.34%	2,496	2004
	7.478729	9.174454	22.67%	2,452	2003
	10.000000	7.478729	-25.21%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	9.819239	11.019968	12.23%	6,386	2010
	8.235225	9.819239	19.23%	7,498	2009
	12.012798	8.235225	-31.45%	10,923	2008
	11.526391	12.012798	4.22%	10,834	2007
	10.167151	11.526391	13.37%	11,111	2006
	10.009596	10.167151	1.57%	11,133	2005
	9.791334	10.009596	2.23%	11,674	2004
	8.306902	9.791334	17.87%	8,344	2003
	10.000000	8.306902	-16.93%	2,615	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.272190	10.221769	10.24%	0	2010
	8.391837	9.272190	10.49%	0	2009
	12.231770	8.391837	-31.39%	0	2008
	11.437867	12.231770	6.94%	0	2007
	10.126176	11.437867	12.95%	0	2006
	10.206740	10.126176	-0.79%	0	2005
	9.768519	10.206740	4.49%	0	2004
	8.083513	9.768519	20.84%	0	2003
	10.000000	8.083513	-19.16%	0	2002*

181

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	14.145979	15.784315	11.58%	2,634	2010
	9.510272	14.145979	48.74%	4,076	2009
	13.191727	9.510272	-27.91%	4,351	2008
	13.107326	13.191727	0.64%	4,944	2007
	12.151460	13.107326	7.87%	4,539	2006
	12.179171	12.151460	-0.23%	4,488	2005
	11.333478	12.179171	7.46%	4,335	2004
	9.539092	11.333478	18.81%	3,103	2003
	10.000000	9.539092	-4.61%	309	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.790815	12.454612	5.63%	1,547	2010
	10.059284	11.790815	17.21%	2,640	2009
	11.154415	10.059284	-9.82%	3,416	2008
	10.876975	11.154415	2.55%	3,437	2007
	10.728838	10.876975	1.38%	3,647	2006
	10.890079	10.728838	-1.48%	5,238	2005
	10.804882	10.890079	0.79%	5,382	2004
	10.605424	10.804882	1.88%	5,808	2003
	10.000000	10.605424	6.05%	2,279	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.411690	10.550889	12.10%	4,478	2010
	7.428258	9.411690	26.70%	6,664	2009
	13.316370	7.428258	-44.22%	10,138	2008
	13.481144	13.316370	-1.22%	9,375	2007
	11.522393	13.481144	17.00%	9,842	2006
	11.187705	11.522393	2.99%	10,164	2005
	10.310412	11.187705	8.51%	10,203	2004
	8.128283	10.310412	26.85%	8,919	2003
	10.000000	8.128283	-18.72%	5,871	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.152673	9.850897	20.83%	6,541	2010
	6.531026	8.152673	24.83%	9,894	2009
	12.706969	6.531026	-48.60%	12,768	2008
	10.285622	12.706969	23.54%	13,770	2007
	9.893054	10.285622	3.97%	13,739	2006
	9.611874	9.893054	2.93%	17,473	2005
	9.554944	9.611874	0.60%	16,558	2004
	7.389888	9.554944	29.30%	13,477	2003
	10.000000	7.389888	-26.10%	5,114	2002*

182

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.926881	19.976268	25.42%	7,395	2010
	11.682666	15.926881	36.33%	9,391	2009
	19.831156	11.682666	-41.09%	8,541	2008
	17.628073	19.831156	12.50%	8,549	2007
	16.075708	17.628073	9.66%	8,519	2006
	13.962600	16.075708	15.13%	8,488	2005
	11.482020	13.962600	21.60%	8,486	2004
	8.513529	11.482020	34.87%	5,437	2003
	10.000000	8.513529	-14.86%	870	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.100146	13.317942	10.06%	5,803	2010
	9.828931	12.100146	23.11%	6,095	2009
	17.976034	9.828931	-45.32%	10,373	2008
	15.743982	17.976034	14.18%	9,063	2007
	13.698197	15.743982	14.93%	9,598	2006
	11.824916	13.698197	15.84%	10,178	2005
	10.697177	11.824916	10.54%	11,079	2004
	7.668310	10.697177	39.50%	10,100	2003
	10.000000	7.668310	-23.32%	5,729	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.734870	13.230281	23.25%	0	2010
	7.002435	10.734870	53.30%	0	2009
	14.736738	7.002435	-52.48%	0	2008
	14.329210	14.736738	2.84%	0	2007
	12.661218	14.329210	13.17%	653	2006
	12.670769	12.661218	-0.08%	737	2005
	11.409892	12.670769	11.05%	0	2004
	7.432455	11.409892	53.51%	0	2003
	10.000000	7.432455	-25.68%	0	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.106093	9.110039	12.39%	1,478	2010
	6.883518	8.106093	17.76%	1,478	2009
	12.299662	6.883518	-44.03%	1,449	2008
	11.286083	12.299662	8.98%	1,449	2007
	10.907981	11.286083	3.47%	1,449	2006
	10.297728	10.907981	5.93%	1,449	2005
	9.927640	10.297728	3.73%	1,449	2004
	7.877752	9.927640	26.02%	1,148	2003
	10.000000	7.877752	-21.22%	920	2002*

183

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.211923	11.802142	15.57%	561	2010
	7.372604	10.211923	38.51%	641	2009
	14.295516	7.372604	-48.43%	0	2008
	13.258038	14.295516	7.83%	0	2007
	11.689762	13.258038	13.42%	275	2006
	10.966307	11.689762	6.60%	186	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	9.570663	10.199822	6.57%	5,986	2010
	7.665924	9.570663	24.85%	7,158	2009
	11.278623	7.665924	-32.03%	7,725	2008
	10.718918	11.278623	5.22%	7,848	2007
	10.000000	10.718918	7.19%	8,087	2006*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II - Q/NQ	8.937172	10.424210	16.64%	2,489	2010
	5.530901	8.937172	61.59%	2,893	2009
	11.143081	5.530901	-50.36%	2,099	2008
	9.794310	11.143081	13.77%	3,751	2007
	9.782879	9.794310	0.12%	4,002	2006
	9.316248	9.782879	5.01%	3,887	2005
	8.944056	9.316248	4.16%	3,531	2004
	7.217224	8.944056	23.93%	3,074	2003
	10.000000	7.217224	-27.83%	133	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ	10.036635	11.327698	12.86%	5,472	2010
	8.012544	10.036635	25.26%	5,887	2009
	12.795047	8.012544	-37.38%	9,113	2008
	13.430904	12.795047	-4.73%	10,115	2007
	11.863724	13.430904	13.21%	9,730	2006
	11.680754	11.863724	1.57%	13,013	2005
	10.196921	11.680754	14.55%	12,409	2004
	7.993314	10.196921	27.57%	13,340	2003
	10.000000	7.993314	-20.07%	7,259	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	7.294741	9.194435	26.04%	0	2010
	5.294100	7.294741	37.79%	0	2009
	11.212351	5.294100	-52.78%	0	2008
	10.497253	11.212351	6.81%	925	2007
	10.518640	10.497253	-0.20%	925	2006
	10.482515	10.518640	0.34%	2,176	2005
	9.394902	10.482515	11.58%	3,239	2004
	7.049775	9.394902	33.27%	3,589	2003
	10.000000	7.049775	-29.50%	2,336	2002*

184

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	10.561965	14.006608	32.61%	1,080	2010
	6.645636	10.561965	58.93%	2,345	2009
	11.264740	6.645636	-41.00%	2,187	2008
	11.295051	11.264740	-0.27%	1,897	2007
	10.252354	11.295051	10.17%	1,575	2006
	10.005645	10.252354	2.47%	1,596	2005
	9.657308	10.005645	3.61%	1,721	2004
	7.419244	9.657308	30.17%	1,356	2003
	10.000000	7.419244	-25.81%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.307707	12.268118	8.49%	3,648	2010
	9.466378	11.307707	19.45%	3,648	2009
	14.428999	9.466378	-34.39%	3,541	2008
	13.749274	14.428999	4.94%	3,541	2007
	11.695325	13.749274	17.56%	3,541	2006
	11.259995	11.695325	3.87%	3,541	2005
	10.052390	11.259995	12.01%	3,541	2004
	8.263142	10.052390	21.65%	2,808	2003
	10.000000	8.263142	-17.37%	1,486	2002*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.666554	6.67%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.373832	9.627466	2.71%	0	2010
	8.479179	9.373832	10.55%	0	2009
	10.040516	8.479179	-15.55%	0	2008
	9.825235	10.040516	2.19%	0	2007
	9.665177	9.825235	1.66%	0	2006
	9.766286	9.665177	-1.04%	0	2005
	9.934163	9.766286	-1.69%	0	2004
	10.000000	9.934163	-0.66%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.281105	10.829527	16.68%	843	2010
	7.750659	9.281105	19.75%	1,097	2009
	13.127680	7.750659	-40.96%	2,675	2008
	13.390321	13.127680	-1.96%	2,675	2007
	13.040871	13.390321	2.68%	2,675	2006
	12.991000	13.040871	0.38%	2,675	2005
	11.903418	12.991000	9.14%	2,675	2004
	9.756729	11.903418	22.00%	2,430	2003
	10.000000	9.756729	-2.43%	919	2002*

185

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.293172	12.336150	19.85%	717	2010
	8.028606	10.293172	28.21%	717	2009
	13.591660	8.028606	-40.93%	717	2008
	12.949020	13.591660	4.96%	0	2007
	11.673683	12.949020	10.92%	0	2006
	11.198106	11.673683	4.25%	0	2005
	10.000000	11.198106	11.98%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.345554	13.627181	10.38%	3,509	2010
	10.000000	12.345554	23.46%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.797087	9.399853	20.56%	0	2010
	6.076675	7.797087	28.31%	0	2009
	10.000000	6.076675	-39.23%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.339346	10.769716	4.16%	0	2010
	9.760428	10.339346	5.93%	0	2009
	10.000000	9.760428	-2.40%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.632720	21.064719	13.05%	318	2010
	11.711769	18.632720	59.09%	355	2009
	28.495127	11.711769	-58.90%	200	2008
	20.085355	28.495127	41.87%	200	2007
	15.076760	20.085355	33.22%	145	2006
	11.664488	15.076760	29.25%	94	2005
	10.000000	11.664488	16.64%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	11.741377	11.971900	1.96%	9,161	2010
	11.750775	11.741377	-0.08%	10,536	2009
	11.207035	11.750775	4.85%	13,915	2008
	10.747136	11.207035	4.28%	13,721	2007
	10.695537	10.747136	0.48%	13,867	2006
	10.643016	10.695537	0.49%	13,462	2005
	10.591340	10.643016	0.49%	13,300	2004
	10.668496	10.591340	-0.72%	12,212	2003
	10.000000	10.668496	6.68%	6,587	2002*

186

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.048922	12.355209	11.82%	0	2010
	8.904038	11.048922	24.09%	0	2009
	14.453152	8.904038	-38.39%	5,635	2008
	13.984882	14.453152	3.35%	5,635	2007
	12.266025	13.984882	14.01%	5,635	2006
	11.649202	12.266025	5.29%	5,635	2005
	10.472747	11.649202	11.23%	5,635	2004
	8.141111	10.472747	28.64%	0	2003
	10.000000	8.141111	-18.59%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.045752	11.410138	3.30%	0	2010
	10.380144	11.045752	6.41%	0	2009
	11.322842	10.380144	-8.33%	0	2008
	11.015981	11.322842	2.79%	0	2007
	10.636240	11.015981	3.57%	0	2006
	10.553629	10.636240	0.78%	0	2005
	10.337721	10.553629	2.09%	0	2004
	9.820822	10.337721	5.26%	0	2003
	10.000000	9.820822	-1.79%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.196449	12.114319	8.20%	4,362	2010
	9.634100	11.196449	16.22%	1,461	2009
	12.859073	9.634100	-25.08%	12,212	2008
	12.477624	12.859073	3.06%	12,212	2007
	11.486080	12.477624	8.63%	12,212	2006
	11.176426	11.486080	2.77%	12,212	2005
	10.459641	11.176426	6.85%	12,212	2004
	8.931301	10.459641	17.11%	10,137	2003
	10.000000	8.931301	-10.69%	11,956	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.254910	12.388469	10.07%	7,320	2010
	9.275143	11.254910	21.34%	7,552	2009
	13.858927	9.275143	-33.07%	7,552	2008
	13.385654	13.858927	3.54%	7,785	2007
	11.979026	13.385654	11.74%	7,785	2006
	11.467953	11.979026	4.46%	7,987	2005
	10.487635	11.467953	9.35%	7,987	2004
	8.489003	10.487635	23.54%	7,987	2003
	10.000000	8.489003	-15.11%	7,400	2002*

187

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.263309	11.923220	5.86%	3,831	2010
	10.078588	11.263309	11.75%	5,492	2009
	12.161429	10.078588	-17.13%	7,329	2008
	11.778381	12.161429	3.25%	8,164	2007
	11.135439	11.778381	5.77%	8,164	2006
	10.924249	11.135439	1.93%	8,164	2005
	10.450438	10.924249	4.53%	8,164	2004
	9.422084	10.450438	10.91%	8,164	2003
	10.000000	9.422084	-5.78%	0	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.104810	9.857256	-2.45%	1,998	2010
	10.354247	10.104810	-2.41%	2,261	2009
	10.400700	10.354247	-0.45%	3,045	2008
	10.175674	10.400700	2.21%	4,063	2007
	9.978479	10.175674	1.98%	3,463	2006
	9.962589	9.978479	0.16%	3,214	2005
	10.130604	9.962589	-1.66%	2,777	2004
	10.320468	10.130604	-1.84%	18,058	2003
	10.453036	10.320468	-1.27%	3,871	2002*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.782160	13.789262	7.88%	2,448	2010
	10.534677	12.782160	21.33%	3,457	2009
	13.057071	10.534677	-19.32%	8,459	2008
	12.795011	13.057071	2.05%	10,185	2007
	12.510181	12.795011	2.28%	9,548	2006
	12.549903	12.510181	-0.32%	8,922	2005
	12.076034	12.549903	3.92%	9,160	2004
	11.041436	12.076034	9.37%	9,935	2003
	10.557755	11.041436	4.58%	4,991	2002*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.812454	10.132265	3.26%	271	2010
	7.768032	9.812454	26.32%	271	2009
	14.871871	7.768032	-47.77%	271	2008
	14.846906	14.871871	0.17%	271	2007
	12.432919	14.846906	19.42%	980	2006
	11.399085	12.432919	9.07%	1,135	2005
	10.000000	11.399085	13.99%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.924760	8.929836	12.68%	423	2010

188

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.893914	8.883372	12.53%	227	2010
	6.255910	7.893914	26.18%	583	2009
	10.000000	6.255910	-37.44%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.760798	8.535760	9.99%	280	2010
	6.244104	7.760798	24.29%	661	2009
	10.000000	6.244104	-37.56%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	7.519529	9.177014	22.04%	0	2010
	6.060704	7.519529	24.07%	0	2009
	11.621592	6.060704	-47.85%	0	2008
	10.881307	11.621592	6.80%	751	2007
	10.830597	10.881307	0.47%	751	2006
	10.304619	10.830597	5.10%	751	2005
	9.334201	10.304619	10.40%	751	2004
	7.137294	9.334201	30.78%	751	2003
	10.000000	7.137294	-28.63%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	10.335039	12.751246	23.38%	0	2010
	8.417797	10.335039	22.78%	0	2009
	12.746957	8.417797	-33.96%	0	2008
	14.087400	12.746957	-9.52%	0	2007
	12.331862	14.087400	14.24%	111	2006
	12.298586	12.331862	0.27%	443	2005
	10.775863	12.298586	14.13%	0	2004
	7.060569	10.775863	52.62%	0	2003
	10.000000	7.060569	-29.39%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	11.530417	14.057938	21.92%	5,818	2010
	8.792711	11.530417	31.14%	6,011	2009
	14.622405	8.792711	-39.87%	6,645	2008
	14.712992	14.622405	-0.62%	7,011	2007
	13.495510	14.712992	9.02%	7,748	2006
	12.350527	13.495510	9.27%	7,531	2005
	10.658504	12.350527	15.87%	7,243	2004
	7.770193	10.658504	37.17%	6,902	2003
	10.000000	7.770193	-22.30%	3,652	2002*

189

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.021219	9.964058	10.45%	1,174	2010
	7.365450	9.021219	22.48%	1,780	2009
	12.932091	7.365450	-43.05%	1,780	2008
	12.288672	12.932091	5.24%	1,780	2007
	11.107862	12.288672	10.63%	1,780	2006
	10.637167	11.107862	4.43%	2,033	2005
	9.955165	10.637167	6.85%	2,310	2004
	8.020502	9.955165	24.12%	2,269	2003
	10.000000	8.020502	-19.79%	0	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.087562	9.000993	27.00%	1,364	2010
	5.553369	7.087562	27.63%	2,130	2009
	10.000000	5.553369	-44.47%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.824034	13.575509	5.86%	5,476	2010
	10.000000	12.824034	28.24%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.334851	19.611917	13.14%	3,632	2010
	12.720561	17.334851	36.27%	3,300	2009
	21.805104	12.720561	-41.66%	395	2008
	21.023397	21.805104	3.72%	741	2007
	18.310918	21.023397	14.81%	916	2006
	16.415707	18.310918	11.55%	1,892	2005
	14.117809	16.415707	16.28%	2,254	2004
	10.000000	14.117809	41.18%	776	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.884392	14.542731	12.87%	607	2010
	9.478007	12.884392	35.94%	845	2009
	16.284061	9.478007	-41.80%	4,669	2008
	15.738232	16.284061	3.47%	5,817	2007
	13.745614	15.738232	14.50%	5,817	2006
	12.352923	13.745614	11.27%	5,817	2005
	10.652102	12.352923	15.97%	5,843	2004
	7.643307	10.652102	39.37%	8,083	2003
	10.000000	7.643307	-23.57%	4,149	2002*

190

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	13.287822	14.877278	11.96%	4,984	2010
	11.503798	13.287822	15.51%	5,427	2009
	13.790353	11.503798	-16.58%	5,652	2008
	12.905765	13.790353	6.85%	6,278	2007
	12.336613	12.905765	4.61%	6,252	2006
	12.339694	12.336613	-0.02%	6,744	2005
	11.665693	12.339694	5.78%	5,326	2004
	10.207132	11.665693	14.29%	4,391	2003
	10.000000	10.207132	2.07%	99	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.203990	10.399612	12.99%	2,484	2010
	7.371580	9.203990	24.86%	2,484	2009
	12.313175	7.371580	-40.13%	2,484	2008
	12.120916	12.313175	1.59%	3,167	2007
	10.826614	12.120916	11.95%	3,222	2006
	10.495205	10.826614	3.16%	3,047	2005
	9.857255	10.495205	6.47%	1,329	2004
	7.991770	9.857255	23.34%	1,329	2003
	10.000000	7.991770	-20.08%	1,630	2002*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.462949	4.63%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.995553	10.419454	4.24%	0	2010
	9.367803	9.995553	6.70%	0	2009
	10.724417	9.367803	-12.65%	0	2008
	10.449907	10.724417	2.63%	0	2007
	10.343311	10.449907	1.03%	0	2006
	10.201060	10.343311	1.39%	1,586	2005
	10.047999	10.201060	1.52%	1,483	2004
	10.000000	10.047999	0.48%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	25.493937	32.145825	26.09%	0	2010

191

Optional Benefits Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	8.818749	9.698943	9.98%	407	2010
	7.515564	8.818749	17.34%	403	2009
	12.998313	7.515564	-42.18%	396	2008
	12.715429	12.998313	2.22%	391	2007
	11.147241	12.715429	14.07%	7,780	2006
	10.929872	11.147241	1.99%	8,264	2005
	10.078999	10.929872	8.44%	8,903	2004
	7.820269	10.078999	28.88%	592	2003
	10.000000	7.820269	-21.80%	342	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.303689	9.963099	7.09%	0	2010
	6.959727	9.303689	33.68%	794	2009
	11.862247	6.959727	-41.33%	4,819	2008
	10.709975	11.862247	10.76%	5,298	2007
	11.054783	10.709975	-3.12%	5,221	2006
	9.872005	11.054783	11.98%	5,295	2005
	9.345255	9.872005	5.64%	3,527	2004
	7.769240	9.345255	20.29%	3,513	2003
	10.000000	7.76924	-22.31%	2,746	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.061262	16.121248	23.43%	826	2010
	9.390449	13.061262	39.09%	1,944	2009
	14.990497	9.390449	-37.36%	1,900	2008
	15.145664	14.990497	-1.02%	2,052	2007
	13.601281	15.145664	11.35%	1,776	2006
	13.081473	13.601281	3.97%	1,777	2005
	11.267569	13.081473	16.10%	8,714	2004
	8.202098	11.267569	37.37%	9,207	2003
	10.000000	8.202098	-17.98%	8,103	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.305318	11.587008	2.49%	0	2010
	10.520543	11.305318	7.46%	0	2009
	10.964490	10.520543	-4.05%	0	2008
	10.271950	10.964490	6.74%	0	2007
	10.369995	10.271950	-0.95%	0	2006
	10.471517	10.369995	-0.97%	0	2005
	10.150214	10.471517	3.17%	0	2004
	10.000000	10.150214	1.50%	0	2003*

192

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.266367	10.287183	11.02%	387	2010
	8.069708	9.266367	14.83%	384	2009
	12.681011	8.069708	-36.36%	353	2008
	13.064645	12.681011	-2.94%	393	2007
	11.470094	13.064645	13.90%	2,987	2006
	11.254898	11.470094	1.91%	3,432	2005
	10.254022	11.254898	9.76%	3,473	2004
	8.140498	10.254022	25.96%	3,661	2003
	10.000000	8.140498	-18.60%	1,135	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ	8.814926	9.844872	11.68%	0	2010
	6.775262	8.814926	30.10%	0	2009
	10.623109	6.775262	-36.22%	0	2008
	10.137239	10.623109	4.79%	0	2007
	9.541733	10.137239	6.24%	0	2006
	9.468290	9.541733	0.78%	0	2005
	9.166621	9.46829	3.29%	0	2004
	7.476165	9.166621	22.61%	0	2003
	10.000000	7.476165	-25.24%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	9.780698	10.971100	12.17%	395	2010
	8.207111	9.780698	19.17%	891	2009
	11.977931	8.207111	-31.48%	891	2008
	11.498855	11.977931	4.17%	3,770	2007
	10.148053	11.498855	13.31%	4,552	2006
	9.995903	10.148053	1.52%	5,085	2005
	9.782951	9.995903	2.18%	5,085	2004
	8.304046	9.782951	17.81%	5,031	2003
	10.000000	8.304046	-16.96%	432	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.235793	10.176439	10.18%	0	2010
	8.363193	9.235793	10.43%	0	2009
	12.196289	8.363193	-31.43%	0	2008
	11.410561	12.196289	6.89%	0	2007
	10.107162	11.410561	12.90%	0	2006
	10.192786	10.107162	-0.84%	0	2005
	9.760173	10.192786	4.43%	0	2004
	8.080741	9.760173	20.78%	0	2003
	10.000000	8.080741	-19.19%	0	2002*

193

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	14.090442	15.714304	11.52%	802	2010
	9.477794	14.090442	48.67%	17,677	2009
	13.153437	9.477794	-27.94%	18,484	2008
	13.076026	13.153437	0.59%	21,339	2007
	12.128644	13.076026	7.81%	24,820	2006
	12.162515	12.128644	-0.28%	22,622	2005
	11.323791	12.162515	7.41%	23,904	2004
	9.535831	11.323791	18.75%	23,255	2003
	10.000000	9.535831	-4.64%	1,411	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.744523	12.399360	5.58%	731	2010
	10.024923	11.744523	17.15%	2,902	2009
	11.122018	10.024923	-9.86%	5,708	2008
	10.850987	11.122018	2.50%	7,572	2007
	10.708682	10.850987	1.33%	7,400	2006
	10.875176	10.708682	-1.53%	5,271	2005
	10.795632	10.875176	0.74%	9,455	2004
	10.601791	10.795632	1.83%	9,559	2003
	10.000000	10.601791	6.02%	7,948	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.374756	10.504097	12.05%	612	2010
	7.402905	9.374756	26.64%	4,047	2009
	13.277751	7.402905	-44.25%	7,828	2008
	13.448980	13.277751	-1.27%	9,997	2007
	11.500772	13.448980	16.94%	11,665	2006
	11.172420	11.500772	2.94%	15,452	2005
	10.301602	11.17242	8.45%	21,488	2004
	8.125501	10.301602	26.78%	22,350	2003
	10.000000	8.125501	-18.74%	13,570	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.120684	9.807228	20.77%	434	2010
	6.508734	8.120684	24.77%	4,399	2009
	12.670114	6.508734	-48.63%	6,282	2008
	10.261065	12.670114	23.48%	4,578	2007
	9.874484	10.261065	3.91%	9,944	2006
	9.598730	9.874484	2.87%	6,824	2005
	9.546768	9.59873	0.54%	6,824	2004
	7.387350	9.546768	29.23%	6,767	2003
	10.000000	7.38735	-26.13%	0	2002*

194

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.864386	19.887697	25.36%	3,993	2010
	11.642785	15.864386	36.26%	8,022	2009
	19.773612	11.642785	-41.12%	9,950	2008
	17.585990	19.773612	12.44%	19,255	2007
	16.045537	17.585990	9.60%	16,200	2006
	13.943511	16.045537	15.08%	13,182	2005
	11.472200	13.943511	21.54%	13,787	2004
	8.510607	11.4722	34.80%	5,955	2003
	10.000000	8.510607	-14.89%	2,430	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.052652	13.258875	10.01%	2,162	2010
	9.795383	12.052652	23.04%	8,187	2009
	17.923875	9.795383	-45.35%	12,144	2008
	15.706390	17.923875	14.12%	11,477	2007
	13.672472	15.706390	14.88%	11,262	2006
	11.808744	13.672472	15.78%	7,456	2005
	10.688034	11.808744	10.49%	6,994	2004
	7.665671	10.688034	39.43%	6,483	2003
	10.000000	7.665671	-23.34%	1,923	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.692733	13.171603	23.18%	0	2010
	6.978524	10.692733	53.22%	0	2009
	14.693994	6.978524	-52.51%	0	2008
	14.295024	14.693994	2.79%	3,473	2007
	12.637458	14.295024	13.12%	3,638	2006
	12.653464	12.637458	-0.13%	3,873	2005
	11.400144	12.653464	10.99%	4,159	2004
	7.429905	11.400144	53.44%	416	2003
	10.000000	7.429905	-25.70%	134	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.074271	9.069636	12.33%	0	2010
	6.860001	8.074271	17.70%	0	2009
	12.263942	6.860001	-44.06%	0	2008
	11.259113	12.263942	8.92%	0	2007
	10.887475	11.259113	3.41%	0	2006
	10.283629	10.887475	5.87%	0	2005
	9.919143	10.283629	3.67%	2,232	2004
	7.875043	9.919143	25.96%	2,382	2003
	10.000000	7.875043	-21.25%	2,382	2002*

195

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.182288	11.761853	15.51%	1,408	2010
	7.354981	10.182288	38.44%	1,517	2009
	14.268677	7.354981	-48.45%	1,667	2008
	13.239984	14.268677	7.77%	0	2007
	11.679821	13.239984	13.36%	0	2006
	10.962589	11.679821	6.54%	0	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	9.552616	10.175380	6.52%	430	2010
	7.655391	9.552616	24.78%	430	2009
	11.268912	7.655391	-32.07%	430	2008
	10.715219	11.268912	5.17%	430	2007
	10.000000	10.715219	7.15%	430	2006*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II - Q/NQ	8.902102	10.377979	16.58%	1,715	2010
	5.512022	8.902102	61.50%	2,051	2009
	11.110758	5.512022	-50.39%	2,051	2008
	9.770936	11.110758	13.71%	2,051	2007
	9.764526	9.770936	0.07%	2,051	2006
	9.303513	9.764526	4.96%	2,051	2005
	8.936402	9.303513	4.11%	2,051	2004
	7.214745	8.936402	23.86%	1,837	2003
	10.000000	7.214745	-27.85%	1,035	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ	9.997225	11.277438	12.81%	3,058	2010
	7.985172	9.997225	25.20%	7,511	2009
	12.757906	7.985172	-37.41%	12,222	2008
	13.398826	12.757906	-4.78%	12,078	2007
	11.841440	13.398826	13.15%	12,316	2006
	11.664775	11.841440	1.51%	10,200	2005
	10.188193	11.664775	14.49%	10,279	2004
	7.990572	10.188193	27.50%	10,708	2003
	10.000000	7.990572	-20.09%	6,787	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	7.266073	9.153612	25.98%	2,016	2010
	5.276006	7.266073	37.72%	3,154	2009
	11.179782	5.276006	-52.81%	7,380	2008
	10.472157	11.179782	6.76%	7,620	2007
	10.498857	10.472157	-0.25%	7,620	2006
	10.468159	10.498857	0.29%	7,714	2005
	9.386863	10.468159	11.52%	6,964	2004
	7.047349	9.386863	33.20%	7,004	2003
	10.000000	7.047349	-29.53%	4,943	2002*

196

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	10.520514	13.944480	32.55%	1,673	2010
	6.622951	10.520514	58.85%	2,366	2009
	11.232073	6.622951	-41.04%	2,483	2008
	11.268114	11.232073	-0.32%	505	2007
	10.233131	11.268114	10.11%	520	2006
	9.991988	10.233131	2.41%	530	2005
	9.649072	9.991988	3.55%	5,787	2004
	7.416705	9.649072	30.10%	6,193	2003
	10.000000	7.416705	-25.83%	5,472	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.263344	12.213723	8.44%	4,746	2010
	9.434071	11.263344	19.39%	4,791	2009
	14.387145	9.434071	-34.43%	4,989	2008
	13.716461	14.387145	4.89%	3,354	2007
	11.673368	13.716461	17.50%	1,776	2006
	11.244601	11.673368	3.81%	754	2005
	10.043805	11.244601	11.96%	829	2004
	8.260300	10.043805	21.59%	496	2003
	10.000000	8.2603	-17.40%	285	2002*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.662943	6.63%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.341833	9.589683	2.65%	0	2010
	8.454557	9.341833	10.49%	0	2009
	10.016501	8.454557	-15.59%	0	2008
	9.806787	10.016501	2.14%	0	2007
	9.651967	9.806787	1.60%	0	2006
	9.757933	9.651967	-1.09%	0	2005
	9.930759	9.757933	-1.74%	0	2004
	10.000000	9.930759	-0.69%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.244685	10.781519	16.62%	0	2010
	7.724201	9.244685	19.68%	1,144	2009
	13.089582	7.724201	-40.99%	1,144	2008
	13.358359	13.089582	-2.01%	1,144	2007
	13.016399	13.358359	2.63%	1,367	2006
	12.973243	13.016399	0.33%	1,367	2005
	11.893244	12.973243	9.08%	1,367	2004
	9.753383	11.893244	21.94%	1,694	2003
	10.000000	9.753383	-2.47%	1,184	2002*

197

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.263318	12.294082	19.79%	0	2010
	8.009425	10.263318	28.14%	0	2009
	13.566170	8.009425	-40.96%	0	2008
	12.931406	13.566170	4.91%	0	2007
	11.663759	12.931406	10.87%	0	2006
	11.194308	11.663759	4.19%	0	2005
	10.000000	11.194308	11.94%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.341337	13.615544	10.32%	0	2010
	10.000000	12.341337	23.41%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.790417	9.387004	20.49%	0	2010
	6.074587	7.790417	28.25%	0	2009
	10.000000	6.074587	-39.25%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.330511	10.754996	4.11%	1,513	2010
	9.757093	10.330511	5.88%	1,691	2009
	10.000000	9.757093	-2.43%	1,900	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.578709	20.992905	12.99%	1,100	2010
	11.683809	18.578709	59.01%	2,134	2009
	28.441732	11.683809	-58.92%	2,494	2008
	20.058040	28.441732	41.80%	837	2007
	15.063949	20.058040	33.15%	1,217	2006
	11.660535	15.063949	29.19%	0	2005
	10.000000	11.660535	16.61%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	11.695315	11.918818	1.91%	2,955	2010
	11.710681	11.695315	-0.13%	6,989	2009
	11.174512	11.710681	4.80%	6,050	2008
	10.721463	11.174512	4.23%	10,706	2007
	10.675437	10.721463	0.43%	11,276	2006
	10.628453	10.675437	0.44%	5,433	2005
	10.582272	10.628453	0.44%	13,340	2004
	10.664836	10.582272	-0.77%	36,119	2003
	10.000000	10.664836	6.65%	27,544	2002*

198

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.004096	12.298786	11.77%	0	2010
	8.872458	11.004096	24.03%	0	2009
	14.409289	8.872458	-38.43%	0	2008
	13.949633	14.409289	3.30%	0	2007
	12.241365	13.949633	13.95%	0	2006
	11.631717	12.241365	5.24%	0	2005
	10.462383	11.631717	11.18%	0	2004
	8.137219	10.462383	28.57%	952	2003
	10.000000	8.137219	-18.63%	309	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.000924	11.358011	3.25%	12,187	2010
	10.343320	11.000924	6.36%	12,640	2009
	11.288467	10.343320	-8.37%	1,238	2008
	10.988200	11.288467	2.73%	365	2007
	10.614845	10.988200	3.52%	365	2006
	10.537786	10.614845	0.73%	365	2005
	10.327495	10.537786	2.04%	365	2004
	9.816143	10.327495	5.21%	2,786	2003
	10.000000	9.816143	-1.84%	216	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.151009	12.058981	8.14%	8,898	2010
	9.599917	11.151009	16.16%	8,898	2009
	12.820025	9.599917	-25.12%	28,699	2008
	12.446147	12.820025	3.00%	32,982	2007
	11.462959	12.446147	8.58%	34,730	2006
	11.159639	11.462959	2.72%	64,164	2005
	10.449286	11.159639	6.80%	65,338	2004
	8.927038	10.449286	17.05%	63,745	2003
	10.000000	8.927038	-10.73%	22,951	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.209250	12.331902	10.02%	9,837	2010
	9.242243	11.209250	21.28%	10,705	2009
	13.816870	9.242243	-33.11%	11,843	2008
	13.351901	13.816870	3.48%	11,901	2007
	11.954938	13.351901	11.69%	12,036	2006
	11.450744	11.954938	4.40%	12,419	2005
	10.477261	11.450744	9.29%	15,359	2004
	8.484943	10.477261	23.48%	11,519	2003
	10.000000	8.484943	-15.15%	3,429	2002*

199

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.217629	11.868792	5.80%	12,715	2010
	10.042849	11.217629	11.70%	27,240	2009
	12.124530	10.042849	-17.17%	24,898	2008
	11.748698	12.124530	3.20%	25,935	2007
	11.113063	11.748698	5.72%	26,102	2006
	10.907858	11.113063	1.88%	39,310	2005
	10.440096	10.907858	4.48%	43,479	2004
	9.417585	10.440096	10.86%	52,799	2003
	10.000000	9.417585	-5.82%	4,424	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.053133	9.801821	-2.50%	0	2010
	10.306580	10.053133	-2.46%	1,909	2009
	10.358127	10.306580	-0.50%	14,973	2008
	10.139250	10.358127	2.16%	582	2007
	9.947845	10.139250	1.92%	773	2006
	9.937084	9.947845	0.11%	0	2005
	10.109852	9.937084	-1.71%	0	2004
	10.304607	10.109852	-1.89%	0	2003
	10.442324	10.304607	-1.32%	0	2002*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.717202	13.712159	7.82%	0	2010
	10.486503	12.717202	21.27%	1,184	2009
	13.004018	10.486503	-19.36%	3,198	2008
	12.749587	13.004018	2.00%	4,116	2007
	12.472147	12.749587	2.22%	3,386	2006
	12.518154	12.472147	-0.37%	2,720	2005
	12.051654	12.518154	3.87%	2,871	2004
	11.024795	12.051654	9.31%	2,819	2003
	10.547250	11.024795	4.53%	2,107	2002*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.784023	10.097734	3.21%	0	2010
	7.749495	9.784023	26.25%	0	2009
	14.844018	7.749495	-47.79%	0	2008
	14.826735	14.844018	0.12%	182	2007
	12.422369	14.826735	19.36%	185	2006
	11.395221	12.422369	9.01%	0	2005
	10.000000	11.395221	13.95%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.917971	8.917617	12.63%	0	2010

200

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.887171	8.871228	12.48%	0	2010
	6.253770	7.887171	26.12%	0	2009
	10.000000	6.253770	-37.46%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.754152	8.524077	9.93%	2,473	2010
	6.241962	7.754152	24.23%	4,887	2009
	10.000000	6.241962	-37.58%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	7.490007	9.136302	21.98%	1,890	2010
	6.040006	7.490007	24.01%	4,173	2009
	11.587860	6.040006	-47.88%	4,279	2008
	10.855319	11.587860	6.75%	1,570	2007
	10.810256	10.855319	0.42%	1,602	2006
	10.290522	10.810256	5.05%	0	2005
	9.326208	10.290522	10.34%	0	2004
	7.134833	9.326208	30.71%	0	2003
	10.000000	7.134833	-28.65%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	10.294500	12.694727	23.32%	1,636	2010
	8.389064	10.294500	22.71%	3,565	2009
	12.709983	8.389064	-34.00%	3,663	2008
	14.053788	12.709983	-9.56%	2,105	2007
	12.308730	14.053788	14.18%	1,846	2006
	12.281784	12.308730	0.22%	423	2005
	10.766661	12.281784	14.07%	423	2004
	7.058153	10.766661	52.54%	0	2003
	10.000000	7.058153	-29.42%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	11.485163	13.995593	21.86%	3,169	2010
	8.762697	11.485163	31.07%	3,990	2009
	14.579989	8.762697	-39.90%	4,095	2008
	14.677880	14.579989	-0.67%	2,663	2007
	13.470196	14.677880	8.97%	2,761	2006
	12.333661	13.470196	9.21%	5,360	2005
	10.649396	12.333661	15.82%	5,194	2004
	7.767539	10.649396	37.10%	5,650	2003
	10.000000	7.767539	-22.32%	1,336	2002*

201

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	8.985810	9.919872	10.39%	3,987	2010
	7.340303	8.985810	22.42%	4,154	2009
	12.894555	7.340303	-43.07%	3,154	2008
	12.259314	12.894555	5.18%	17,282	2007
	11.086995	12.259314	10.57%	54,806	2006
	10.622610	11.086995	4.37%	56,196	2005
	9.946644	10.62261	6.80%	57,697	2004
	8.017753	9.946644	24.06%	58,699	2003
	10.000000	8.017753	-19.82%	0	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.081473	8.988655	26.93%	4,373	2010
	5.551448	7.081473	27.56%	4,496	2009
	10.000000	5.551448	-44.49%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.819648	13.563910	5.81%	7,635	2010
	10.000000	12.819648	28.20%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.275678	19.534962	13.08%	3,054	2010
	12.683643	17.275678	36.20%	3,346	2009
	21.752998	12.683643	-41.69%	4,156	2008
	20.983972	21.752998	3.66%	3,196	2007
	18.285936	20.983972	14.75%	1,980	2006
	16.401692	18.285936	11.49%	2,200	2005
	14.112985	16.401692	16.22%	2,364	2004
	10.000000	14.112985	41.13%	641	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.833829	14.478244	12.81%	0	2010
	9.445646	12.833829	35.87%	1,422	2009
	16.236801	9.445646	-41.83%	1,422	2008
	15.700657	16.236801	3.41%	1,637	2007
	13.719800	15.700657	14.44%	1,914	2006
	12.336027	13.719800	11.22%	1,914	2005
	10.642987	12.336027	15.91%	1,914	2004
	7.640679	10.642987	39.29%	4,438	2003
	10.000000	7.640679	-23.59%	3,361	2002*

202

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	13.235700	14.811314	11.90%	4,375	2010
	11.464544	13.235700	15.45%	4,976	2009
	13.750354	11.464544	-16.62%	5,372	2008
	12.874958	13.750354	6.80%	1,603	2007
	12.313462	12.874958	4.56%	475	2006
	12.322833	12.313462	-0.08%	453	2005
	11.655718	12.322833	5.72%	496	2004
	10.203629	11.655718	14.23%	463	2003
	10.000000	10.203629	2.04%	278	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.167863	10.353492	12.93%	0	2010
	7.346419	9.167863	24.79%	935	2009
	12.277464	7.346419	-40.16%	935	2008
	12.092003	12.277464	1.53%	935	2007
	10.806308	12.092003	11.90%	0	2006
	10.480881	10.806308	3.10%	512	2005
	9.848839	10.480881	6.42%	516	2004
	7.989027	9.848839	23.28%	504	2003
	10.000000	7.989027	-20.11%	290	2002*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.459392	4.59%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.961433	10.378571	4.19%	0	2010
	9.340608	9.961433	6.65%	841	2009
	10.698770	9.340608	-12.69%	841	2008
	10.430297	10.698770	2.57%	3,580	2007
	10.329181	10.430297	0.98%	3,455	2006
	10.192334	10.329181	1.34%	0	2005
	10.044557	10.192334	1.47%	0	2004
	10.000000	10.044557	0.45%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	25.420043	32.036240	26.03%	0	2010

203

Optional Benefits Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	8.749614	9.613036	9.87%	1,644	2010
	7.464302	8.749614	17.22%	4,591	2009
	12.922942	7.464302	-42.24%	5,255	2008
	12.654737	12.922942	2.12%	5,955	2007
	11.105379	12.654737	13.95%	6,061	2006
	10.899985	11.105379	1.88%	9,279	2005
	10.061764	10.899985	8.33%	10,722	2004
	7.814888	10.061764	28.75%	11,270	2003
	10.000000	7.814888	-21.85%	3,866	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	9.230750	9.874865	6.98%	1,182	2010
	6.912253	9.230750	33.54%	1,596	2009
	11.793467	6.912253	-41.39%	1,596	2008
	10.658862	11.793467	10.64%	1,596	2007
	11.013286	10.658862	-3.22%	1,596	2006
	9.845010	11.013286	11.87%	1,597	2005
	9.329269	9.845010	5.53%	6,802	2004
	7.763904	9.329269	20.16%	6,705	2003
	10.000000	7.763904	-22.36%	2,017	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.958890	15.978509	23.30%	1,785	2010
	9.326421	12.958890	38.95%	1,955	2009
	14.903616	9.326421	-37.42%	2,237	2008
	15.073425	14.903616	-1.13%	3,176	2007
	13.550262	15.073425	11.24%	3,234	2006
	13.045736	13.550262	3.87%	4,044	2005
	11.248319	13.045736	15.98%	7,640	2004
	8.196472	11.248319	37.23%	8,183	2003
	10.000000	8.196472	-18.04%	4,166	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.228185	11.496157	2.39%	0	2010
	10.459492	11.228185	7.35%	0	2009
	10.912055	10.459492	-4.15%	3,458	2008
	10.233380	10.912055	6.63%	0	2007
	10.341637	10.233380	-1.05%	0	2006
	10.453575	10.341637	-1.07%	0	2005
	10.143226	10.453575	3.06%	322	2004
	10.000000	10.143226	1.43%	0	2003*

204

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.193718	10.196082	10.90%	1,961	2010
	8.014666	9.193718	14.71%	1,947	2009
	12.607483	8.014666	-36.43%	2,440	2008
	13.002299	12.607483	-3.04%	4,211	2007
	11.427041	13.002299	13.79%	4,280	2006
	11.224132	11.427041	1.81%	4,439	2005
	10.236483	11.224132	9.65%	5,876	2004
	8.134905	10.236483	25.83%	7,151	2003
	10.000000	8.134905	-18.65%	2,646	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ	8.745832	9.757703	11.57%	13	2010
	6.729055	8.745832	29.97%	13	2009
	10.561507	6.729055	-36.29%	13	2008
	10.088852	10.561507	4.68%	138	2007
	9.505904	10.088852	6.13%	138	2006
	9.442401	9.505904	0.67%	138	2005
	9.150933	9.442401	3.19%	1,858	2004
	7.471019	9.150933	22.49%	1,801	2003
	10.000000	7.471019	-25.29%	1,586	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	9.704027	10.873943	12.06%	3,052	2010
	8.151133	9.704027	19.05%	2,166	2009
	11.908478	8.151133	-31.55%	2,166	2008
	11.443969	11.908478	4.06%	2,166	2007
	10.109951	11.443969	13.20%	2,166	2006
	9.968558	10.109951	1.42%	2,081	2005
	9.766205	9.968558	2.07%	1,859	2004
	8.298337	9.766205	17.69%	1,711	2003
	10.000000	8.298337	-17.02%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.163361	10.086283	10.07%	631	2010
	8.306127	9.163361	10.32%	0	2009
	12.125530	8.306127	-31.50%	0	2008
	11.356078	12.125530	6.78%	0	2007
	10.069210	11.356078	12.78%	1,291	2006
	10.164904	10.069210	-0.94%	1,274	2005
	9.743470	10.164904	4.33%	1,197	2004
	8.075185	9.743470	20.66%	1,299	2003
	10.000000	8.075185	-19.25%	1,187	2002*

205

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.980036	15.575186	11.41%	1,035	2010
	9.413164	13.980036	48.52%	1,035	2009
	13.077169	9.413164	-28.02%	1,035	2008
	13.013613	13.077169	0.49%	1,035	2007
	12.083103	13.013613	7.70%	1,382	2006
	12.129262	12.083103	-0.38%	3,400	2005
	11.304421	12.129262	7.30%	5,330	2004
	9.529281	11.304421	18.63%	5,707	2003
	10.000000	9.529281	-4.71%	1,229	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.652472	12.289559	5.47%	9,916	2010
	9.956569	11.652472	17.03%	8,109	2009
	11.057533	9.956569	-9.96%	11,247	2008
	10.799195	11.057533	2.39%	19,668	2007
	10.668481	10.799195	1.23%	19,798	2006
	10.845439	10.668481	-1.63%	20,190	2005
	10.777176	10.845439	0.63%	32,665	2004
	10.594526	10.777176	1.72%	51,299	2003
	10.000000	10.594526	5.95%	15,448	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.301214	10.411020	11.93%	20,363	2010
	7.352377	9.301214	26.51%	20,742	2009
	13.200713	7.352377	-44.30%	22,655	2008
	13.384751	13.200713	-1.37%	27,669	2007
	11.457565	13.384751	16.82%	28,275	2006
	11.141850	11.457565	2.83%	29,769	2005
	10.283965	11.141850	8.34%	36,697	2004
	8.119907	10.283965	26.65%	33,317	2003
	10.000000	8.119907	-18.80%	7,877	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.056991	9.720339	20.64%	7,521	2010
	6.464314	8.056991	24.64%	6,541	2009
	12.596613	6.464314	-48.68%	6,261	2008
	10.212073	12.596613	23.35%	8,061	2007
	9.837399	10.212073	3.81%	6,358	2006
	9.572474	9.837399	2.77%	12,207	2005
	9.530442	9.572474	0.44%	11,403	2004
	7.382277	9.530442	29.10%	11,258	2003
	10.000000	7.382277	-26.18%	3,952	2002*

206

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.739982	19.711536	25.23%	4,084	2010
	11.563352	15.739982	36.12%	4,551	2009
	19.658926	11.563352	-41.18%	3,785	2008
	17.502036	19.658926	12.32%	7,037	2007
	15.985291	17.502036	9.49%	6,575	2006
	13.905374	15.985291	14.96%	4,072	2005
	11.452567	13.905374	21.42%	5,217	2004
	8.504756	11.452567	34.66%	5,058	2003
	10.000000	8.504756	-14.95%	2,270	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.958157	13.141459	9.90%	3,452	2010
	9.728570	11.958157	22.92%	3,475	2009
	17.819947	9.728570	-45.41%	4,374	2008
	15.631442	17.819947	14.00%	5,816	2007
	13.621158	15.631442	14.76%	5,607	2006
	11.776456	13.621158	15.66%	5,665	2005
	10.669744	11.776456	10.37%	8,084	2004
	7.660402	10.669744	39.28%	7,578	2003
	10.000000	7.660402	-23.40%	3,360	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.608894	13.054946	23.06%	2,757	2010
	6.930915	10.608894	53.07%	2,958	2009
	14.608793	6.930915	-52.56%	3,712	2008
	14.226804	14.608793	2.68%	3,776	2007
	12.590032	14.226804	13.00%	4,114	2006
	12.618878	12.590032	-0.23%	4,754	2005
	11.380652	12.618878	10.88%	3,678	2004
	7.424796	11.380652	53.28%	1,530	2003
	10.000000	7.424796	-25.75%	933	2002*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.010957	8.989302	12.21%	436	2010
	6.813199	8.010957	17.58%	436	2009
	12.192824	6.813199	-44.12%	436	2008
	11.205377	12.192824	8.81%	436	2007
	10.846608	11.205377	3.31%	436	2006
	10.255521	10.846608	5.76%	436	2005
	9.902184	10.255521	3.57%	436	2004
	7.869633	9.902184	25.83%	436	2003
	10.000000	7.869633	-21.30%	0	2002*

207

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.123289	11.681721	15.39%	0	2010
	7.319871	10.123289	38.30%	0	2009
	14.215202	7.319871	-48.51%	0	2008
	13.203977	14.215202	7.66%	1,630	2007
	11.659978	13.203977	13.24%	1,630	2006
	10.955159	11.659978	6.43%	0	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	9.516641	10.126670	6.41%	2,314	2010
	7.634388	9.516641	24.65%	2,351	2009
	11.249568	7.634388	-32.14%	2,351	2008
	10.707852	11.249568	5.06%	2,351	2007
	10.000000	10.707852	7.08%	2,351	2006*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II - Q/NQ	8.832291	10.286045	16.46%	1,135	2010
	5.474407	8.832291	61.34%	1,135	2009
	11.046320	5.474407	-50.44%	0	2008
	9.724284	11.046320	13.60%	0	2007
	9.727851	9.724284	-0.04%	331	2006
	9.278066	9.727851	4.85%	295	2005
	8.921107	9.278066	4.00%	290	2004
	7.209786	8.921107	23.74%	647	2003
	10.000000	7.209786	-27.90%	597	2002*

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ	9.918860	11.177575	12.69%	14,864	2010
	7.930713	9.918860	25.07%	16,912	2009
	12.683933	7.930713	-37.47%	20,287	2008
	13.334902	12.683933	-4.88%	26,219	2007
	11.797005	13.334902	13.04%	27,572	2006
	11.632899	11.797005	1.41%	36,634	2005
	10.170769	11.632899	14.38%	37,451	2004
	7.985083	10.170769	27.37%	34,710	2003
	10.000000	7.985083	-20.15%	11,619	2002*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	7.209124	9.072578	25.85%	2,957	2010
	5.240020	7.209124	37.58%	3,431	2009
	11.114971	5.240020	-52.86%	3,431	2008
	10.422197	11.114971	6.65%	3,502	2007
	10.459465	10.422197	-0.36%	3,502	2006
	10.439551	10.459465	0.19%	6,984	2005
	9.370807	10.439551	11.41%	11,628	2004
	7.042502	9.370807	33.06%	11,169	2003
	10.000000	7.042502	-29.57%	4,543	2002*

208

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	10.437991	13.820944	32.41%	460	2010
	6.577744	10.437991	58.69%	460	2009
	11.166881	6.577744	-41.10%	460	2008
	11.214273	11.166881	-0.42%	519	2007
	10.194683	11.214273	10.00%	519	2006
	9.964641	10.194683	2.31%	519	2005
	9.632549	9.964641	3.45%	519	2004
	7.411596	9.632549	29.97%	519	2003
	10.000000	7.411596	-25.88%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.175040	12.105549	8.33%	492	2010
	9.369717	11.175040	19.27%	860	2009
	14.303714	9.369717	-34.49%	1,359	2008
	13.650984	14.303714	4.78%	2,279	2007
	11.629542	13.650984	17.38%	3,055	2006
	11.213858	11.629542	3.71%	2,592	2005
	10.026621	11.213858	11.84%	2,654	2004
	8.254632	10.026621	21.47%	2,731	2003
	10.000000	8.254632	-17.45%	1,440	2002*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.655694	6.56%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.278115	9.514518	2.55%	0	2010
	8.405515	9.278115	10.38%	0	2009
	9.968630	8.405515	-15.68%	0	2008
	9.769996	9.968630	2.03%	0	2007
	9.625603	9.769996	1.50%	0	2006
	9.741242	9.625603	-1.19%	0	2005
	9.923954	9.741242	-1.84%	0	2004
	10.000000	9.923954	-0.76%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.172218	10.686048	16.50%	476	2010
	7.671513	9.172218	19.56%	476	2009
	13.013675	7.671513	-41.05%	476	2008
	13.294603	13.013675	-2.11%	476	2007
	12.967536	13.294603	2.52%	561	2006
	12.937779	12.967536	0.23%	561	2005
	11.872908	12.937779	8.97%	439	2004
	9.746695	11.872908	21.81%	451	2003
	10.000000	9.746695	-2.53%	104	2002*

209

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.203863	12.210335	19.66%	0	2010
	7.971190	10.203863	28.01%	0	2009
	13.515311	7.971190	-41.02%	0	2008
	12.896222	13.515311	4.80%	0	2007
	11.643934	12.896222	10.75%	0	2006
	11.186719	11.643934	4.09%	0	2005
	10.000000	11.186719	11.87%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.332886	13.592286	10.21%	2,148	2010
	10.000000	12.332886	23.33%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.777070	9.361321	20.37%	0	2010
	6.070416	7.777070	28.11%	0	2009
	10.000000	6.070416	-39.30%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.312850	10.725597	4.00%	0	2010
	9.750412	10.312850	5.77%	0	2009
	10.000000	9.750412	-2.50%	0	2008*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.471067	20.849901	12.88%	474	2010
	11.628035	18.471067	58.85%	474	2009
	28.335167	11.628035	-58.96%	0	2008
	20.003497	28.335167	41.65%	1,938	2007
	15.038360	20.003497	33.02%	1,849	2006
	11.652622	15.038360	29.06%	0	2005
	10.000000	11.652622	16.53%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	11.603665	11.813294	1.81%	8,795	2010
	11.630828	11.603665	-0.23%	10,589	2009
	11.109714	11.630828	4.69%	15,609	2008
	10.670295	11.109714	4.12%	17,208	2007
	10.635370	10.670295	0.33%	18,273	2006
	10.599395	10.635370	0.34%	23,713	2005
	10.564180	10.599395	0.33%	24,263	2004
	10.657530	10.564180	-0.88%	37,745	2003
	10.000000	10.657530	6.58%	9,041	2002*

210

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.914856	12.186546	11.65%	33,938	2010
	8.809535	10.914856	23.90%	46,181	2009
	14.321832	8.809535	-38.49%	45,650	2008
	13.879283	14.321832	3.19%	46,776	2007
	12.192104	13.879283	13.84%	51,036	2006
	11.596773	12.192104	5.13%	54,146	2005
	10.441660	11.596773	11.06%	51,500	2004
	8.129430	10.441660	28.44%	54,243	2003
	10.000000	8.129430	-18.71%	12,165	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.911753	11.254382	3.14%	15,635	2010
	10.270016	10.911753	6.25%	10,986	2009
	11.219973	10.270016	-8.47%	620	2008
	10.932797	11.219973	2.63%	620	2007
	10.572144	10.932797	3.41%	2,755	2006
	10.506134	10.572144	0.63%	2,755	2005
	10.307043	10.506134	1.93%	6,022	2004
	9.806753	10.307043	5.10%	2,707	2003
	10.000000	9.806753	-1.93%	1,598	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.060598	11.948938	8.03%	10,987	2010
	9.531861	11.060598	16.04%	18,988	2009
	12.742224	9.531861	-25.19%	15,620	2008
	12.383392	12.742224	2.90%	20,481	2007
	11.416840	12.383392	8.47%	22,795	2006
	11.126112	11.416840	2.61%	17,654	2005
	10.428587	11.126112	6.69%	14,577	2004
	8.918491	10.428587	16.93%	5,531	2003
	10.000000	8.918491	-10.82%	9,783	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.118338	12.219349	9.90%	13,346	2010
	9.176700	11.118338	21.16%	28,577	2009
	13.733007	9.176700	-33.18%	23,378	2008
	13.284560	13.733007	3.38%	39,786	2007
	11.906819	13.284560	11.57%	40,121	2006
	11.416333	11.906819	4.30%	40,576	2005
	10.456505	11.416333	9.18%	40,573	2004
	8.476822	10.456505	23.35%	48,265	2003
	10.000000	8.476822	-15.23%	19,707	2002*

211

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.126687	11.760496	5.70%	20,712	2010
	9.971666	11.126687	11.58%	22,358	2009
	12.050963	9.971666	-17.25%	25,590	2008
	11.689469	12.050963	3.09%	29,001	2007
	11.068345	11.689469	5.61%	31,080	2006
	10.875097	11.068345	1.78%	31,040	2005
	10.419429	10.875097	4.37%	38,720	2004
	9.408587	10.419429	10.74%	37,367	2003
	10.000000	9.408587	-5.91%	6,487	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.950500	9.691799	-2.60%	8,796	2010
	10.211832	9.950500	-2.56%	35,064	2009
	10.273442	10.211832	-0.60%	45,326	2008
	10.066735	10.273442	2.05%	5,878	2007
	9.886811	10.066735	1.82%	5,694	2006
	9.886229	9.886811	0.01%	3,746	2005
	10.068438	9.886229	-1.81%	4,237	2004
	10.272935	10.068438	-1.99%	6,802	2003
	10.420914	10.272935	-1.42%	7,648	2002*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.588106	13.559056	7.71%	1,747	2010
	10.390716	12.588106	21.15%	1,882	2009
	12.898472	10.390716	-19.44%	1,882	2008
	12.659158	12.898472	1.89%	7,712	2007
	12.396358	12.659158	2.12%	7,891	2006
	12.454826	12.396358	-0.47%	3,977	2005
	12.002989	12.454826	3.76%	10,762	2004
	10.991542	12.002989	9.20%	10,759	2003
	10.526229	10.991542	4.42%	3,218	2002*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.727311	10.028915	3.10%	184	2010
	7.712492	9.727311	26.12%	532	2009
	14.788359	7.712492	-47.85%	1,161	2008
	14.786394	14.788359	0.01%	1,947	2007
	12.401261	14.786394	19.23%	4,557	2006
	11.387503	12.401261	8.90%	0	2005
	10.000000	11.387503	13.88%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.904417	8.893223	12.51%	9,027	2010

212

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.873662	8.846962	12.36%	478	2010
	6.249471	7.873662	25.99%	478	2009
	10.000000	6.249471	-37.51%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.740890	8.500779	9.82%	20,829	2010
	6.237682	7.740890	24.10%	20,989	2009
	10.000000	6.237682	-37.62%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	7.431278	9.055382	21.85%	616	2010
	5.998792	7.431278	23.88%	616	2009
	11.520646	5.998792	-47.93%	616	2008
	10.803489	11.520646	6.64%	687	2007
	10.769666	10.803489	0.31%	1,481	2006
	10.262373	10.769666	4.94%	1,481	2005
	9.310242	10.262373	10.23%	2,517	2004
	7.129924	9.310242	30.58%	2,531	2003
	10.000000	7.129924	-28.70%	794	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	10.213745	12.582246	23.19%	2,989	2010
	8.331826	10.213745	22.59%	3,567	2009
	12.636257	8.331826	-34.06%	3,567	2008
	13.986709	12.636257	-9.66%	4,961	2007
	12.262517	13.986709	14.06%	4,617	2006
	12.248198	12.262517	0.12%	2,921	2005
	10.748227	12.248198	13.96%	2,663	2004
	7.053294	10.748227	52.39%	1,893	2003
	10.000000	7.053294	-29.47%	1,116	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	11.395120	13.871653	21.73%	3,189	2010
	8.702926	11.395120	30.93%	3,586	2009
	14.495434	8.702926	-39.96%	3,519	2008
	14.607833	14.495434	-0.77%	4,251	2007
	13.419638	14.607833	8.85%	7,157	2006
	12.299946	13.419638	9.10%	5,876	2005
	10.631185	12.299946	15.70%	7,856	2004
	7.762200	10.631185	36.96%	8,038	2003
	10.000000	7.762200	-22.38%	2,581	2002*

213

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	8.915363	9.832018	10.28%	350	2010
	7.290229	8.915363	22.29%	350	2009
	12.819781	7.290229	-43.13%	350	2008
	12.200822	12.819781	5.07%	819	2007
	11.045387	12.200822	10.46%	1,040	2006
	10.593580	11.045387	4.26%	1,395	2005
	9.929630	10.593580	6.69%	1,426	2004
	8.012236	9.929630	23.93%	1,528	2003
	10.000000	8.012236	-19.88%	267	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.069338	8.964075	26.80%	2,276	2010
	5.547626	7.069338	27.43%	5,218	2009
	10.000000	5.547626	-44.52%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.810888	13.540749	5.70%	12,532	2010
	10.000000	12.810888	28.11%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.157883	19.381898	12.96%	4,606	2010
	12.610091	17.157883	36.06%	4,994	2009
	21.649117	12.610091	-41.75%	4,817	2008
	20.905319	21.649117	3.56%	6,634	2007
	18.236036	20.905319	14.64%	6,750	2006
	16.373670	18.236036	11.37%	10,804	2005
	14.103333	16.373670	16.10%	8,750	2004
	10.000000	14.103333	41.03%	5,448	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.733197	14.350002	12.70%	662	2010
	9.381211	12.733197	35.73%	700	2009
	16.142630	9.381211	-41.89%	746	2008
	15.625708	16.142630	3.31%	1,368	2007
	13.668291	15.625708	14.32%	1,515	2006
	12.302285	13.668291	11.10%	2,549	2005
	10.624772	12.302285	15.79%	2,664	2004
	7.635426	10.624772	39.15%	6,577	2003
	10.000000	7.635426	-23.65%	5,395	2002*

214

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	13.131987	14.680204	11.79%	2,198	2010
	11.386383	13.131987	15.33%	1,712	2009
	13.670633	11.386383	-16.71%	1,670	2008
	12.813525	13.670633	6.69%	2,805	2007
	12.267246	12.813525	4.45%	2,115	2006
	12.289162	12.267246	-0.18%	3,238	2005
	11.635803	12.289162	5.62%	3,425	2004
	10.196640	11.635803	14.11%	3,464	2003
	10.000000	10.196640	1.97%	2,388	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.095991	10.261798	12.82%	2,859	2010
	7.296299	9.095991	24.67%	3,044	2009
	12.206252	7.296299	-40.22%	3,683	2008
	12.034274	12.206252	1.43%	3,873	2007
	10.765725	12.034274	11.78%	3,986	2006
	10.452199	10.765725	3.00%	5,987	2005
	9.831982	10.452199	6.31%	7,498	2004
	7.983535	9.831982	23.15%	7,774	2003
	10.000000	7.983535	-20.16%	2,517	2002*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.452276	4.52%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.893506	10.297221	4.08%	2,974	2010
	9.286446	9.893506	6.54%	3,088	2009
	10.647654	9.286446	-12.78%	5,078	2008
	10.391171	10.647654	2.47%	1,525	2007
	10.300963	10.391171	0.88%	1,525	2006
	10.174895	10.300963	1.24%	1,525	2005
	10.037664	10.174895	1.37%	0	2004
	10.000000	10.037664	0.38%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	25.272767	31.818004	25.90%	0	2010

215

Maximum Optional Benefits Elected (Total 3.10%)
(Variable account charges of 3.10% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	9.139132	9.989488	9.30%	0	2010
	7.836850	9.139132	16.62%	0	2009
	13.638181	7.836850	-42.54%	0	2008
	13.424419	13.638181	1.59%	0	2007
	11.841430	13.424419	13.37%	0	2006
	11.682195	11.841430	1.36%	0	2005
	10.839449	11.682195	7.77%	0	2004
	10.000000	10.839449	8.39%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	10.041085	10.686641	6.43%	0	2010
	7.557828	10.041085	32.86%	0	2009
	12.961664	7.557828	-41.69%	0	2008
	11.775445	12.961664	10.07%	0	2007
	12.229648	11.775445	-3.71%	0	2006
	10.988543	12.229648	11.29%	0	2005
	10.466609	10.988543	4.99%	0	2004
	10.000000	10.466609	4.67%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	12.679027	15.553291	22.67%	0	2010
	9.172093	12.679027	38.23%	0	2009
	14.732845	9.172093	-37.74%	0	2008
	14.978035	14.732845	-1.64%	0	2007
	13.533782	14.978035	10.67%	0	2006
	13.096893	13.533782	3.34%	0	2005
	11.350679	13.096893	15.38%	0	2004
	10.000000	11.350679	13.51%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.849207	11.051133	1.86%	0	2010
	10.158609	10.849207	6.80%	0	2009
	10.652839	10.158609	-4.64%	0	2008
	10.042117	10.652839	6.08%	0	2007
	10.200573	10.042117	-1.55%	0	2006
	10.364042	10.200573	-1.58%	0	2005
	10.108243	10.364042	2.53%	0	2004
	10.000000	10.108243	1.08%	0	2003*

216

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	9.574263	10.563664	10.33%	0	2010
	8.389494	9.574263	14.12%	0	2009
	13.265357	8.389494	-36.76%	0	2008
	13.751781	13.265357	-3.54%	0	2007
	12.147885	13.751781	13.20%	0	2006
	11.993565	12.147885	1.29%	0	2005
	10.994633	11.993565	9.09%	0	2004
	10.000000	10.994633	9.95%	0	2003*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Service Shares - Q/NQ	10.000590	11.100411	11.00%	0	2010
	7.734151	10.000590	29.30%	0	2009
	12.201835	7.734151	-36.61%	0	2008
	11.716242	12.201835	4.14%	0	2007
	11.096070	11.716242	5.59%	0	2006
	11.078652	11.096070	0.16%	0	2005
	10.792074	11.078652	2.66%	0	2004
	10.000000	10.792074	7.92%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.334128	11.520625	11.48%	0	2010
	8.725189	10.334128	18.44%	0	2009
	12.813039	8.725189	-31.90%	0	2008
	12.377148	12.813039	3.52%	0	2007
	10.990605	12.377148	12.62%	0	2006
	10.892648	10.990605	0.90%	0	2005
	10.726583	10.892648	1.55%	0	2004
	10.000000	10.726583	7.27%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.899573	10.840756	9.51%	0	2010
	9.019782	9.899573	9.75%	0	2009
	13.235443	9.019782	-31.85%	0	2008
	12.459858	13.235443	6.22%	0	2007
	11.104733	12.459858	12.20%	0	2006
	11.267945	11.104733	-1.45%	0	2005
	10.856494	11.267945	3.79%	0	2004
	10.000000	10.856494	8.56%	0	2003*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	12.509263	13.865077	10.84%	0	2010
	8.466262	12.509263	47.75%	0	2009
	11.822457	8.466262	-28.39%	0	2008
	11.826034	11.822457	-0.03%	0	2007
	11.036929	11.826034	7.15%	0	2006
	11.136105	11.036929	-0.89%	0	2005
	10.432342	11.136105	6.75%	0	2004
	10.000000	10.432342	4.32%	0	2003*

217

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.410247	10.923076	4.93%	0	2010
	8.941000	10.410247	16.43%	0	2009
	9.980901	8.941000	-10.42%	0	2008
	9.798282	9.980901	1.86%	0	2007
	9.729494	9.798282	0.71%	0	2006
	9.941778	9.729494	-2.14%	0	2005
	9.930179	9.941778	0.12%	0	2004
	10.000000	9.930179	-0.70%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.730702	10.835905	11.36%	0	2010
	7.731582	9.730702	25.86%	0	2009
	13.953422	7.731582	-44.59%	0	2008
	14.221361	13.953422	-1.88%	0	2007
	12.236335	14.221361	16.22%	0	2006
	11.960357	12.236335	2.31%	0	2005
	11.096389	11.960357	7.79%	0	2004
	10.000000	11.096389	10.96%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	8.853283	10.626263	20.03%	0	2010
	7.139848	8.853283	24.00%	0	2009
	13.985040	7.139848	-48.95%	0	2008
	11.396450	13.985040	22.71%	0	2007
	11.034836	11.396450	3.28%	0	2006
	10.792895	11.034836	2.24%	0	2005
	10.800946	10.792895	-0.07%	0	2004
	10.000000	10.800946	8.01%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.120491	18.838653	24.59%	0	2010
	11.165531	15.120491	35.42%	0	2009
	19.080789	11.165531	-41.48%	0	2008
	17.075460	19.080789	11.74%	0	2007
	15.675931	17.075460	8.93%	0	2006
	13.706375	15.675931	14.37%	0	2005
	11.346867	13.706375	20.79%	0	2004
	10.000000	11.346867	13.47%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.287939	13.434630	9.33%	0	2010
	10.048467	12.287939	22.29%	0	2009
	18.501163	10.048467	-45.69%	0	2008
	16.313182	18.501163	13.41%	0	2007
	14.288357	16.313182	14.17%	0	2006
	12.416824	14.288357	15.07%	0	2005
	11.307956	12.416824	9.81%	0	2004
	10.000000	11.307956	13.08%	0	2003*

218

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	9.954562	12.186952	22.43%	0	2010
	6.537002	9.954562	52.28%	0	2009
	13.849932	6.537002	-52.80%	0	2008
	13.557765	13.849932	2.15%	0	2007
	12.059702	13.557765	12.42%	0	2006
	12.149515	12.059702	-0.74%	0	2005
	11.013872	12.149515	10.31%	0	2004
	10.000000	11.013872	10.14%	0	2003*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.488862	9.476718	11.64%	0	2010
	7.256886	8.488862	16.98%	0	2009
	13.054050	7.256886	-44.41%	0	2008
	12.059090	13.054050	8.25%	0	2007
	11.733074	12.059090	2.78%	0	2006
	11.150732	11.733074	5.22%	0	2005
	10.822107	11.150732	3.04%	0	2004
	10.000000	10.822107	8.22%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	9.832445	11.287932	14.80%	0	2010
	7.146246	9.832445	37.59%	0	2009
	13.949868	7.146246	-48.77%	0	2008
	13.024742	13.949868	7.10%	0	2007
	11.560896	13.024742	12.66%	0	2006
	10.917935	11.560896	5.89%	0	2005

Invesco - Invesco V.I. Core Equity Fund: Series II - Q/NQ	9.338132	9.885736	5.86%	0	2010
	7.529853	9.338132	24.01%	0	2009
	11.152908	7.529853	-32.49%	0	2008
	10.670932	11.152908	4.52%	0	2007
	10.000000	10.670932	6.71%	0	2006*

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II - Q/NQ	10.203176	11.821653	15.86%	0	2010
	6.356714	10.203176	60.51%	0	2009
	12.893083	6.356714	-50.70%	0	2008
	11.408901	12.893083	13.01%	0	2007
	11.471829	11.408901	-0.55%	0	2006
	10.997673	11.471829	4.31%	0	2005
	10.629113	10.997673	3.47%	0	2004
	10.000000	10.629113	6.29%	0	2003*

219

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco Van Kampen V.I. Comstock Fund: Series II - Q/NQ	10.302502	11.550354	12.11%	0	2010
	8.279964	10.302502	24.43%	0	2009
	13.311047	8.279964	-37.80%	0	2008
	14.066810	13.311047	-5.37%	0	2007
	12.508529	14.066810	12.46%	0	2006
	12.397970	12.508529	0.89%	0	2005
	10.895591	12.397970	13.79%	0	2004
	10.000000	10.895591	8.96%	0	2003*

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	8.016487	10.036905	25.20%	0	2010
	5.856922	8.016487	36.87%	0	2009
	12.487881	5.856922	-53.10%	0	2008
	11.770278	12.487881	6.10%	0	2007
	11.873192	11.770278	-0.87%	0	2006
	11.911568	11.873192	-0.32%	0	2005
	10.747313	11.911568	10.83%	0	2004
	10.000000	10.747313	7.47%	0	2003*

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.089021	14.607720	31.73%	0	2010
	7.024059	11.089021	57.87%	0	2009
	11.986316	7.024059	-41.40%	0	2008
	12.099672	11.986316	-0.94%	0	2007
	11.056196	12.099672	9.44%	0	2006
	10.862279	11.056196	1.79%	0	2005
	10.554457	10.862279	2.92%	0	2004
	10.000000	10.554457	5.54%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.971726	12.902062	7.77%	0	2010
	10.089491	11.971726	18.66%	0	2009
	15.482176	10.089491	-34.83%	0	2008
	14.852309	15.482176	4.24%	0	2007
	12.718044	14.852309	16.78%	0	2006
	12.326531	12.718044	3.18%	0	2005
	11.078335	12.326531	11.27%	0	2004
	10.000000	11.078335	10.78%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.619427	6.19%	0	2010*

220

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	8.965097	9.146323	2.02%	0	2010
	8.163826	8.965097	9.81%	0	2009
	9.731969	8.163826	-16.11%	0	2008
	9.587526	9.731969	1.51%	0	2007
	9.494437	9.587526	0.98%	0	2006
	9.657941	9.494437	-1.69%	0	2005
	9.889863	9.657941	-2.35%	0	2004
	10.000000	9.889863	-1.10%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.210295	9.516336	15.91%	0	2010
	6.902429	8.210295	18.95%	0	2009
	11.769598	6.902429	-41.35%	0	2008
	12.086083	11.769598	-2.62%	0	2007
	11.849436	12.086083	2.00%	0	2006
	11.883043	11.849436	-0.28%	0	2005
	10.961226	11.883043	8.41%	0	2004
	10.000000	10.961226	9.61%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	9.910705	11.798721	19.05%	0	2010
	7.782150	9.910705	27.35%	0	2009
	13.263085	7.782150	-41.32%	0	2008
	12.721206	13.263085	4.26%	0	2007
	11.545002	12.721206	10.19%	0	2006
	11.148722	11.545002	3.55%	0	2005
	10.000000	11.148722	11.49%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class II - Q/NQ	12.290622	13.476225	9.65%	0	2010
	10.000000	12.290622	22.91%	0	2009*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.710510	9.233612	19.75%	0	2010
	6.049522	7.710510	27.46%	0	2009
	10.000000	6.049522	-39.50%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.224799	10.579445	3.47%	0	2010
	9.717023	10.224799	5.23%	0	2009
	10.000000	9.717023	-2.83%	0	2008*

221

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	17.940511	20.147216	12.30%	0	2010
	11.352281	17.940511	58.03%	0	2009
	27.806635	11.352281	-59.17%	0	2008
	19.732101	27.806635	40.92%	0	2007
	14.910641	19.732101	32.34%	0	2006
	11.613032	14.910641	28.40%	0	2005
	10.000000	11.613032	16.13%	0	2004*

NVIT NVIT Government Bond Fund: Class II - Q/NQ	10.497322	10.632101	1.28%	0	2010
	10.576176	10.497322	-0.75%	0	2009
	10.154418	10.576176	4.15%	0	2008
	9.803364	10.154418	3.58%	0	2007
	9.821547	9.803364	-0.19%	0	2006
	9.838693	9.821547	-0.17%	0	2005
	9.856597	9.838693	-0.18%	0	2004
	10.000000	9.856597	-1.43%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.478151	11.638968	11.08%	0	2010
	8.500718	10.478151	23.26%	0	2009
	13.891276	8.500718	-38.81%	0	2008
	13.531881	13.891276	2.66%	0	2007
	11.948086	13.531881	13.26%	0	2006
	11.423122	11.948086	4.60%	0	2005
	10.338360	11.423122	10.49%	0	2004
	8.090483	10.338360	27.78%	0	2003*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.475264	10.748755	2.61%	0	2010
	9.910068	10.475264	5.70%	0	2009
	10.882609	9.910068	-8.94%	0	2008
	10.659091	10.882609	2.10%	0	2007
	10.360499	10.659091	2.88%	0	2006
	10.348796	10.360499	0.11%	0	2005
	10.205081	10.348796	1.41%	0	2004
	9.759835	10.205081	4.56%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.618140	11.412102	7.48%	0	2010
	9.197778	10.618140	15.44%	0	2009
	12.359156	9.197778	-25.58%	0	2008
	12.073416	12.359156	2.37%	0	2007
	11.188339	12.073416	7.91%	0	2006
	10.959515	11.188339	2.09%	0	2005
	10.325427	10.959515	6.14%	0	2004
	8.875804	10.325427	16.33%	0	2003*

222

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.673582	11.670396	9.34%	0	2010
	8.855068	10.673582	20.54%	0	2009
	13.320193	8.855068	-33.52%	0	2008
	12.952078	13.320193	2.84%	0	2007
	11.668537	12.952078	11.00%	0	2006
	11.245414	11.668537	3.76%	0	2005
	10.353079	11.245414	8.62%	0	2004
	8.436235	10.353079	22.72%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.681626	11.232153	5.15%	0	2010
	9.622194	10.681626	11.01%	0	2009
	11.688668	9.622194	-17.68%	0	2008
	11.396846	11.688668	2.56%	0	2007
	10.846801	11.396846	5.07%	0	2006
	10.712256	10.846801	1.26%	0	2005
	10.316361	10.712256	3.84%	0	2004
	9.363565	10.316361	10.18%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.142166	8.858774	-3.10%	0	2010
	9.430681	9.142166	-3.06%	0	2009
	9.536536	9.430681	-1.11%	0	2008
	9.393136	9.536536	1.53%	0	2007
	9.272721	9.393136	1.30%	0	2006
	9.319888	9.272721	-0.51%	0	2005
	9.540636	9.319888	-2.31%	0	2004
	9.784642	9.540636	-2.49%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.599326	12.429896	7.16%	0	2010
	9.623905	11.599326	20.53%	0	2009
	12.008279	9.623905	-19.86%	0	2008
	11.846605	12.008279	1.36%	0	2007
	11.660354	11.846605	1.60%	0	2006
	11.775628	11.660354	-0.98%	0	2005
	11.406987	11.775628	3.23%	0	2004
	10.499652	11.406987	8.64%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.447822	9.690812	2.57%	0	2010
	7.529576	9.447822	25.48%	0	2009
	14.512360	7.529576	-48.12%	0	2008
	14.585742	14.512360	-0.50%	0	2007
	12.295894	14.585742	18.62%	0	2006
	11.348831	12.295894	8.35%	0	2005
	10.000000	11.348831	13.49%	0	2004*

223

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.836806	8.771935	11.93%	0	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.806312	8.726316	11.79%	0	2010
	6.227982	7.806312	25.34%	0	2009
	10.000000	6.227982	-37.72%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.674657	8.384833	9.25%	0	2010
	6.216221	7.674657	23.46%	0	2009
	10.000000	6.216221	-37.84%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	8.206162	9.948351	21.23%	0	2010
	6.658490	8.206162	23.24%	0	2009
	12.853805	6.658490	-48.20%	0	2008
	12.116206	12.853805	6.09%	0	2007
	12.140470	12.116206	-0.20%	0	2006
	11.628089	12.140470	4.41%	0	2005
	10.603676	11.628089	9.66%	0	2004
	10.000000	10.603676	6.04%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	10.582828	12.970055	22.56%	0	2010
	8.677452	10.582828	21.96%	0	2009
	13.228528	8.677452	-34.40%	0	2008
	14.718295	13.228528	-10.12%	0	2007
	12.970326	14.718295	13.48%	0	2006
	13.021818	12.970326	-0.40%	0	2005
	11.486057	13.021818	13.37%	0	2004
	10.000000	11.486057	14.86%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	11.448933	13.865704	21.11%	0	2010
	8.789153	11.448933	30.26%	0	2009
	14.714808	8.789153	-40.27%	0	2008
	14.905866	14.714808	-1.28%	0	2007
	13.763901	14.905866	8.30%	0	2006
	12.680352	13.763901	8.55%	0	2005
	11.016506	12.680352	15.10%	0	2004
	10.000000	11.016506	10.17%	0	2003*

224

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	9.387753	10.299877	9.72%	0	2010
	7.716140	9.387753	21.66%	0	2009
	13.638980	7.716140	-43.43%	0	2008
	13.047799	13.638980	4.53%	0	2007
	11.872920	13.047799	9.90%	0	2006
	11.445837	11.872920	3.73%	0	2005
	10.783827	11.445837	6.14%	0	2004
	10.000000	10.783827	7.84%	0	2003*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.008676	8.841618	26.15%	0	2010
	5.528438	7.008676	26.77%	0	2009
	10.000000	5.528438	-44.72%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.767002	13.425143	5.16%	0	2010
	10.000000	12.767002	27.67%	0	2009*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.579036	18.631982	12.38%	0	2010
	12.247555	16.579036	35.37%	0	2009
	21.135486	12.247555	-42.05%	0	2008
	20.515225	21.135486	3.02%	0	2007
	17.987807	20.515225	14.05%	0	2006
	16.233856	17.987807	10.80%	0	2005
	14.055012	16.233856	15.50%	0	2004
	10.000000	14.055012	40.55%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	13.236962	14.841230	12.12%	0	2010
	9.802683	13.236962	35.03%	0	2009
	16.955148	9.802683	-42.18%	0	2008
	16.497366	16.955148	2.77%	0	2007
	14.504999	16.497366	13.74%	0	2006
	13.122521	14.504999	10.54%	0	2005
	11.391594	13.122521	15.19%	0	2004
	10.000000	11.391594	13.92%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ	11.274730	12.539309	11.22%	0	2010
	9.826420	11.274730	14.74%	0	2009
	11.858631	9.826420	-17.14%	0	2008
	11.172786	11.858631	6.14%	0	2007
	10.751493	11.172786	3.92%	0	2006
	10.826128	10.751493	-0.69%	0	2005
	10.303444	10.826128	5.07%	0	2004
	10.000000	10.303444	3.03%	0	2003*

225

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	9.713745	10.902529	12.24%	0	2010
	7.832055	9.713745	24.03%	0	2009
	13.170326	7.832055	-40.53%	0	2008
	13.052133	13.170326	0.91%	0	2007
	11.736354	13.052133	11.21%	0	2006
	11.453175	11.736354	2.47%	0	2005
	10.829125	11.453175	5.76%	0	2004
	10.000000	10.829125	8.29%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.416671	4.17%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.564967	9.904191	3.55%	0	2010
	9.024374	9.564967	5.99%	0	2009
	10.400580	9.024374	-13.23%	0	2008
	10.202694	10.400580	1.94%	0	2007
	10.166164	10.202694	0.36%	0	2006
	10.093416	10.166164	0.72%	0	2005
	10.008669	10.093416	0.85%	0	2004
	10.000000	10.008669	0.09%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	24.546850	30.745624	25.25%	0	2010

226

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

2

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Capital Manager Equity VIF (BBCMAG)
109,591 shares (cost $889,789)	$732,067
Large Cap VIF (BBGI)
152,315 shares (cost $1,639,035)	1,280,969
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2,047,844 shares (cost $27,807,899)	29,673,261
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)
168,822 shares (cost $982,319)	1,109,158
U.S. Equity Flex I Portfolio (WSCP)
335,743 shares (cost $3,865,834)	4,784,332
VA International Equity Fund (HVIE)
340 shares (cost $4,879)	4,922
VA Situs Fund (HVSIT)
1,022 shares (cost $15,310)	15,314
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
1,751,577 shares (cost $7,970,968)	11,910,724
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
3,849 shares (cost $101,953)	113,234
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,458,344 shares (cost $112,546,355)	121,872,026
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2,903,750 shares (cost $12,461,579)	16,812,712
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
3,502,714 shares (cost $12,842,509)	19,825,363
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2,159,454 shares (cost $105,508,833)	121,706,804
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,440,470 shares (cost $46,140,535)	80,723,941
Investors Growth Stock Series - Service Class (MIGSC)
17,548 shares (cost $160,550)	188,812
Mid Cap Growth Series - Service Class (MMCGSC)
291,698 shares (cost $1,705,241)	1,703,518
New Discovery Series - Service Class (MNDSC)
69,976 shares (cost $874,429)	1,241,374
Value Series - Service Class (MVFSC)
2,827,042 shares (cost $33,126,730)	36,270,955
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
65,927 shares (cost $944,792)	1,017,260
Core Plus Fixed Income Portfolio - Class I (MSVFI)
367,346 shares (cost $3,691,806)	3,677,135
Core Plus Fixed Income Portfolio - Class II (MSVF2)
88,892 shares (cost $922,186)	888,035
Emerging Markets Debt Portfolio - Class I (MSEM)
1,442,346 shares (cost $11,346,584)	11,740,693
Mid Cap Growth Portfolio - Class I (MSVMG)
5,660 shares (cost $50,732)	68,596
U.S. Real Estate Portfolio - Class I (MSVRE)
86,368 shares (cost $756,541)	1,115,007
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
140,179 shares (cost $1,589,853)	1,537,762
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
12,413,785 shares (cost $173,307,178)	176,151,613
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
249,875 shares (cost $3,478,515)	3,535,733
(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
1,997,661 shares (cost $33,390,152)	34,579,508
American Funds NVIT Bond Fund - Class II (GVABD2)
2,612,733 shares (cost $26,253,696)	28,896,829
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
1,242,176 shares (cost $25,857,614)	27,116,711
American Funds NVIT Growth Fund - Class II (GVAGR2)
783,486 shares (cost $41,619,940)	42,535,431
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
360,122 shares (cost $11,487,157)	13,277,688
Federated NVIT High Income Bond Fund - Class I (HIBF)
4,923,302 shares (cost $35,643,267)	33,724,619
Federated NVIT High Income Bond Fund - Class III (HIBF3)
5,453,655 shares (cost $37,023,451)	37,303,003
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
147,737 shares (cost $1,969,296)	1,948,648
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
4,336,094 shares (cost $51,730,345)	57,106,355
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
75,753 shares (cost $759,637)	994,642
Gartmore NVIT International Equity Fund - Class I (GIG)
85,256 shares (cost $647,486)	766,456
Gartmore NVIT International Equity Fund - Class III (GIG3)
2,771,601 shares (cost $23,203,154)	24,944,413
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
6,213 shares (cost $56,216)	55,728
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
638,635 shares (cost $5,727,584)	7,203,807
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
453,970 shares (cost $5,826,856)	5,116,237
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
10,192,540 shares (cost $79,032,381)	91,223,232
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
303,797 shares (cost $2,319,124)	3,141,261
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
198 shares (cost $1,504)	2,046
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
298,775 shares (cost $2,376,911)	2,674,036
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
988,587 shares (cost $9,303,884)	10,310,965
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
595,154 shares (cost $5,245,810)	6,034,864
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
889,065 shares (cost $8,956,715)	9,290,729
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2,004,143 shares (cost $17,579,358)	20,622,631
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
825,860 shares (cost $7,057,364)	8,217,304
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
806,718 shares (cost $7,953,100)	8,478,607
NVIT Core Bond Fund - Class I (NVCBD1)
781,746 shares (cost $8,327,243)	8,231,781
NVIT Core Bond Fund - Class II (NVCBD2)
75,116 shares (cost $765,365)	789,466
NVIT Core Plus Bond Fund - Class II (NVLCP2)
341,657 shares (cost $3,831,098)	3,788,980
NVIT Fund - Class I (TRF)
13,765,527 shares (cost $133,999,641)	125,403,954
(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Fund - Class II (TRF2)
68,704 shares (cost $665,922)	623,146
NVIT Government Bond Fund - Class I (GBF)
22,282,118 shares (cost $261,414,116)	256,021,534
NVIT Government Bond Fund - Class II (GBF2)
694,570 shares (cost $8,037,813)	7,952,822
NVIT Growth Fund - Class I (CAF)
2,215,472 shares (cost $23,336,060)	30,883,678
NVIT International Index Fund - Class VIII (GVIX8)
366,268 shares (cost $2,792,344)	3,124,265
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
5,335,318 shares (cost $57,060,466)	49,511,751
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
308,643 shares (cost $3,745,110)	4,012,353
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
78,348 shares (cost $1,038,188)	1,116,458
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
5,460,000 shares (cost $54,252,553)	55,637,400
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
26,525,133 shares (cost $276,668,949)	280,105,400
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
13,358,710 shares (cost $154,460,836)	138,930,580
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
8,036,663 shares (cost $84,868,756)	83,742,028
NVIT Mid Cap Index Fund - Class I (MCIF)
6,618,709 shares (cost $114,266,920)	122,181,367
NVIT Money Market Fund - Class I (SAM)
282,442,464 shares (cost $282,442,464)	282,442,464
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,391 shares (cost $11,799)	13,635
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
6,866,387 shares (cost $52,452,178)	67,153,268
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
258 shares (cost $3,437)	2,619
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,427,739 shares (cost $19,530,109)	14,505,827
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
63,197 shares (cost $780,639)	638,922
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
3,162,246 shares (cost $28,614,482)	30,389,180
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
92,598 shares (cost $725,362)	888,012
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
1,142,139 shares (cost $10,125,701)	10,256,408
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
519,982 shares (cost $4,043,548)	4,659,039
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
10,552,678 shares (cost $78,693,021)	112,280,496
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
761,910 shares (cost $5,742,237)	8,045,774
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
7,356,871 shares (cost $61,250,084)	75,775,767
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,949,607 shares (cost $25,562,638)	30,082,429
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
33,654 shares (cost $488,605)	508,169
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
11,758,307 shares (cost $130,090,029)	122,874,311
(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
124,648 shares (cost $1,268,770)	1,285,123
NVIT Multi-Manager Small Company Fund - Class I (SCF)
6,915,863 shares (cost $137,349,397)	124,900,492
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
151,824 shares (cost $2,855,911)	2,679,686
NVIT Multi-Sector Bond Fund - Class I (MSBF)
8,204,224 shares (cost $66,538,338)	70,392,240
NVIT Short Term Bond Fund - Class II (NVSTB2)
1,553,193 shares (cost $16,011,985)	16,060,012
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
32,911,738 shares (cost $498,283,741)	499,929,296
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
850,042 shares (cost $12,835,695)	12,878,142
Templeton NVIT International Value Fund - Class III (NVTIV3)
305,314 shares (cost $3,777,044)	3,825,584
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2,709,655 shares (cost $20,016,370)	27,448,805
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
12,222,906 shares (cost $80,632,639)	105,361,449
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2,710,041 shares (cost $30,711,066)	30,352,456
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
623,780 shares (cost $6,908,107)	7,111,090
Low Duration Portfolio - Advisor Class (PMVLAD)
3,182,357 shares (cost $32,880,683)	33,223,810
V.I. Basic Balanced Fund - Series I (AVB)
21,871 shares (cost $199,290)	201,210
V.I. Basic Value Fund - Series II (AVBV2)
11,446 shares (cost $60,399)	72,569
V.I. Capital Appreciation Fund - Series I (AVCA)
4,016 shares (cost $91,993)	93,563
V.I. Capital Appreciation Fund - Series II (AVCA2)
51,392 shares (cost $889,562)	1,177,912
V.I. Capital Development Fund - Series II (AVCD2)
95,805 shares (cost $1,057,061)	1,247,385
V.I. Core Equity Fund - Series I (AVGI)
18,053 shares (cost $436,456)	487,986
V.I. Core Equity Fund - Series II (AVCE2)
30,121 shares (cost $654,382)	807,854
V.I. Global Health Care Fund - Series I (IVHS)
6,167 shares (cost $85,535)	103,044
V.I. Global Real Estate Fund - Series I (IVRE)
25,229 shares (cost $279,945)	342,605
VPS Growth and Income Portfolio - Class B (ALVGIB)
85,151 shares (cost $1,833,996)	1,448,426
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
59,389 shares (cost $1,482,096)	1,608,252
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
611,520 shares (cost $9,262,033)	10,316,346
VP Income & Growth Fund - Class I (ACVIG)
10,894,336 shares (cost $72,445,315)	65,910,732
VP Income & Growth Fund - Class II (ACVIG2)
249,903 shares (cost $1,696,298)	1,511,915
VP Inflation Protection Fund - Class II (ACVIP2)
5,945,021 shares (cost $63,065,404)	65,930,280
VP International Fund - Class I (ACVI)
250,208 shares (cost $1,861,131)	2,141,778
(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VP International Fund - Class III (ACVI3)
17,992 shares (cost $124,872)	154,012
VP Mid Cap Value Fund - Class I (ACVMV1)
783,974 shares (cost $9,093,001)	11,085,388
VP Mid Cap Value Fund - Class II (ACVMV2)
38,447 shares (cost $484,210)	543,636
VP Ultra(R) Fund - Class I (ACVU1)
26,223 shares (cost $228,934)	245,968
VP Value Fund - Class I (ACVV)
400,147 shares (cost $2,136,142)	2,344,860
VP Value Fund - Class II (ACVV2)
66 shares (cost $364)	389
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,218,205 shares (cost $20,329,070)	27,062,095
Stock Index Fund, Inc. - Initial Shares (DSIF)
11,711,669 shares (cost $310,145,744)	347,485,227
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,504,707 shares (cost $36,896,576)	44,990,742
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
3,033 shares (cost $75,877)	90,116
Appreciation Portfolio - Initial Shares (DCAP)
1,710,327 shares (cost $58,519,917)	60,613,986
Appreciation Portfolio - Service Shares (DCAPS)
46,035 shares (cost $1,597,117)	1,621,823
Developing Leaders Portfolio - Initial Shares (DSC)
3,034 shares (cost $79,439)	92,817
International Value Portfolio - Initial Shares (DVIV)
10,467 shares (cost $130,505)	117,335
Capital Appreciation Fund II - Service Shares (FCA2S)
94,927 shares (cost $547,724)	607,532
High Income Bond Fund II - Service Shares (FHIBS)
367,305 shares (cost $2,163,510)	2,571,132
Quality Bond Fund II - Primary Shares (FQB)
11,869,025 shares (cost $130,066,784)	137,087,236
Quality Bond Fund II - Service Shares (FQBS)
503,773 shares (cost $5,388,000)	5,793,395
Contrafund Portfolio - Service Class 2 (FC2)
387 shares (cost $8,547)	9,101
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
109,931 shares (cost $1,055,968)	1,076,228
VIP Fund - Contrafund Portfolio - Service Class (FCS)
562,121 shares (cost $15,054,847)	13,384,090
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
1,357,965 shares (cost $22,543,566)	27,077,823
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
13,669,030 shares (cost $319,229,482)	259,164,816
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
359,811 shares (cost $8,264,204)	6,746,462
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
888,638 shares (cost $8,670,463)	9,419,562
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
6,250 shares (cost $61,438)	65,998
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
800,669 shares (cost $7,639,035)	8,471,078
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
14,565 shares (cost $137,974)	153,662
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
497,912 shares (cost $4,664,084)	5,078,702
(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
35,675 shares (cost $377,918)	363,172
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
40,693 shares (cost $593,750)	727,994
VIP Fund - Growth Portfolio - Service Class (FGS)
4,880,713 shares (cost $144,887,369)	180,537,588
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
75,602 shares (cost $2,580,756)	2,776,095
VIP Fund - High Income Portfolio - Service Class (FHIS)
10,461,530 shares (cost $60,020,507)	57,956,875
VIP Fund - High Income Portfolio - Service Class R (FHISR)
11,630,035 shares (cost $62,971,571)	64,197,795
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
5,832,592 shares (cost $71,851,271)	74,248,895
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,630,120 shares (cost $44,619,426)	53,011,497
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
280,457 shares (cost $8,345,994)	9,011,083
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,295,826 shares (cost $22,093,003)	21,640,293
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
256,321 shares (cost $5,122,058)	4,224,172
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2,182,965 shares (cost $44,704,881)	36,411,850
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
1,602,894 shares (cost $11,866,749)	15,564,105
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,573,489 shares (cost $51,963,747)	52,959,100
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
36,054 shares (cost $664,381)	678,532
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
1,442,210 shares (cost $18,299,142)	23,435,911
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,290,328 shares (cost $11,826,352)	14,490,381
Templeton Foreign Securities Fund - Class 2 (TIF2)
2,161 shares (cost $31,750)	30,880
Templeton Foreign Securities Fund - Class 3 (TIF3)
618,458 shares (cost $7,275,882)	8,806,848
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
3,006,991 shares (cost $51,818,019)	58,576,181
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
578,430 shares (cost $4,048,324)	4,459,693
Guardian Portfolio - I Class Shares (AMGP)
10,533 shares (cost $151,573)	199,498
International Portfolio - S Class Shares (AMINS)
7 shares (cost $70)	71
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
16,395 shares (cost $300,932)	449,562
Partners Portfolio - I Class Shares (AMTP)
5,557 shares (cost $56,620)	62,624
Regency Portfolio - S Class Shares (AMRS)
247 shares (cost $2,928)	4,099
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
142,143 shares (cost $1,503,761)	1,742,672
Socially Responsive Portfolio - I Class Shares (AMSRS)
657,139 shares (cost $8,769,874)	9,765,084
Capital Appreciation Fund/VA - Service Class (OVCAFS)
39 shares (cost $1,409)	1,558
(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
84,736 shares (cost $3,326,315)	3,419,112
Global Securities Fund/VA - Class 3 (OVGS3)
3,159,967 shares (cost $94,515,895)	96,378,991
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,168,523 shares (cost $54,810,444)	65,706,258
Global Securities Fund/VA - Service Class (OVGSS)
88,560 shares (cost $2,160,306)	2,660,346
High Income Fund/VA - Class 3 (OVHI3)
1,323,683 shares (cost $2,634,125)	2,832,681
High Income Fund/VA - Non-Service Shares (OVHI)
59,188 shares (cost $443,762)	126,070
High Income Fund/VA - Service Class (OVHIS)
12,346 shares (cost $96,577)	26,421
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
5,579,445 shares (cost $105,690,822)	116,498,812
Main Street Fund(R)/VA - Service Class (OVGIS)
147,876 shares (cost $2,996,975)	3,062,516
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
525,795 shares (cost $8,304,475)	9,285,534
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
11,289 shares (cost $180,039)	197,561
MidCap Fund/VA - Non-Service Shares (OVAG)
1,424,723 shares (cost $58,497,991)	66,320,858
Strategic Bond Fund/VA - Service Class (OVSBS)
789,459 shares (cost $4,244,581)	4,484,129
Real Return Portfolio - Administrative Class (PMVRRA)
65,076 shares (cost $820,367)	855,102
Series D (Global Series) (SBLD)
23,508 shares (cost $214,882)	240,952
Series J (Mid Cap Growth Series) (SBLJ)
5,149 shares (cost $117,010)	154,714
Series N (Managed Asset Allocation Series) (SBLN)
6,902 shares (cost $120,060)	137,286
Series O (All Cap Value Series) (SBLO)
47,250 shares (cost $853,016)	1,054,630
Series P (High Yield Series) (SBLP)
15,813 shares (cost $358,776)	423,471
Series Q (Small Cap Value Series) (SBLQ)
32,581 shares (cost $875,107)	1,096,029
Series V (Mid Cap Value Series) (SBLV)
41,668 shares (cost $1,849,454)	2,407,558
Series X (Small Cap Growth Series) (SBLX)
6,203 shares (cost $94,328)	117,180
Series Y (Select 25 Series) (SBLY)
2,093 shares (cost $16,479)	20,824
Total Return Portfolio - Administrative Class (PMVTRA)
263,560 shares (cost $2,867,666)	2,920,248
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
716 shares (cost $15,254)	11,627
Capital Growth Portfolio - Class II (ACEG2)
45,303 shares (cost $1,091,853)	1,517,214
Comstock Portfolio - Class II (ACC2)
667,469 shares (cost $8,264,908)	7,789,369
Diversified Stock Fund Class A Shares (VYDS)
472,842 shares (cost $5,254,386)	4,624,391
Micro-Cap Portfolio - Investment Class (ROCMC)
87,125 shares (cost $788,346)	1,061,181
(Continued)

9

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Equity Income Portfolio - II (TREI2)
36 shares (cost $704)	725
Health Sciences Portfolio - II (TRHS2)
93,788 shares (cost $1,259,460)	1,363,685
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
1,664,145 shares (cost $16,675,172)	23,514,366
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,389,074 shares (cost $18,727,145)	19,641,506
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
1,273,683 shares (cost $36,456,658)	47,992,380
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
448,366 shares (cost $12,408,957)	16,889,952
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
24,820,106 shares (cost $219,115,664)	246,006,964
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
5,985,989 shares (cost $43,780,496)	57,393,060
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
19,740,061 shares (cost $105,034,092)	110,457,487
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
11,203,385 shares (cost $108,981,045)	133,437,922
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
3,301,470 shares (cost $22,719,791)	22,646,104
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
1,973,417 shares (cost $11,828,045)	12,619,410
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
6,259,966 shares (cost $40,288,605)	42,121,436
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
13,536,327 shares (cost $106,327,360)	140,474,590
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
24,262,034 shares (cost $77,065,834)	84,693,908
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
5,301,285 shares (cost $38,116,885)	45,108,633
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
1,144,407 shares (cost $22,332,385)	19,781,420
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
255,094 shares (cost $4,386,034)	5,641,286
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2,061,653 shares (cost $13,373,738)	17,915,972
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
29,209,018 shares (cost $29,209,018)	29,209,018
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
1,618,831 shares (cost $11,376,129)	10,487,434
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
5,009,363 shares (cost $71,795,671)	83,803,640
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
7,174,173 shares (cost $66,204,130)	75,545,481
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
572,256 shares (cost $7,929,236)	9,603,422
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
10,379,217 shares (cost $60,714,468)	62,818,135
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
15,898 shares (cost $221,133)	292,845
(Continued)

10

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
1,421,712 shares (cost $10,678,130)	11,444,783

Total Investments	$7,542,516,343

Accounts Payable	(258,543)

$7,542,257,800

Contract Owners’ Equity:
Accumulation units	7,457,794,711
Contracts in payout (annuitization) period (note 1f)	84,463,089

Total Contract Owners’ Equity (note 5)	$7,542,257,800

See accompanying notes to financial statements.

11

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	HVIE
Reinvested dividends	$117,949,073	11,189	16,952	-	312,264	1,018	7,073	-
Mortality and expense risk charges (note 2)	(86,364,917)	(10,446)	(17,201)	(937)	(241,673)	(10,288)	(49,058)	(1)

Net investment income (loss)	31,584,156	743	(249)	(937)	70,591	(9,270)	(41,985)	(1)

Realized gain (loss) on investments	(56,533,762)	(107,659)	(687,004)	(524,360)	407,938	4,440	121,503	1
Change in unrealized gain (loss) on investments	885,246,152	195,441	813,200	506,384	1,343,809	114,790	511,185	42

Net gain (loss) on investments	828,712,390	87,782	126,196	(17,976)	1,751,747	119,230	632,688	43

Reinvested capital gains	38,426,055	-	-	-	169,611	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$898,722,601	88,525	125,947	(18,913)	1,991,949	109,960	590,703	42

Investment Activity:	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2
Reinvested dividends	$-	134,133	2,842	270,062	-	-	143	593,007
Mortality and expense risk charges (note 2)	(2)	(124,036)	(1,414)	(1,420,100)	(147,605)	(196,497)	(47)	(1,278,420)

Net investment income (loss)	(2)	10,097	1,428	(1,150,038)	(147,605)	(196,497)	96	(685,413)

Realized gain (loss) on investments	53	782,473	1,409	10,793,264	316,299	805,632	894	2,409,923
Change in unrealized gain (loss) on investments	4	1,394,609	4,603	(4,098,525)	2,482,442	3,240,262	(544)	21,432,682

Net gain (loss) on investments	57	2,177,082	6,012	6,694,739	2,798,741	4,045,894	350	23,842,605

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$55	2,187,179	7,440	5,544,701	2,651,136	3,849,397	446	23,157,192

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2
Reinvested dividends	$417,230	540	-	-	485,047	-	266,103	41,050
Mortality and expense risk charges (note 2)	(852,279)	(2,326)	(29,153)	(20,890)	(421,447)	(3,132)	(58,159)	(17,497)

Net investment income (loss)	(435,049)	(1,786)	(29,153)	(20,890)	63,600	(3,132)	207,944	23,553

Realized gain (loss) on investments	9,225,218	1,972	(26,771)	(5,076)	(2,225,769)	12,252	84,494	(48,054)
Change in unrealized gain (loss) on investments	7,949,018	17,222	435,360	345,445	5,447,120	72,467	(6,107)	64,038

Net gain (loss) on investments	17,174,236	19,194	408,589	340,369	3,221,351	84,719	78,387	15,984

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,739,187	17,408	379,436	319,479	3,284,951	81,587	286,331	39,537

Investment Activity:	MSEM	MSVMG	MSVRE	NVAGF3	NVAMV1	NVAMV2	GVAAA2	GVABD2
Reinvested dividends	$534,427	-	25,152	86,212	272,080	5,809	537,275	644,996
Mortality and expense risk charges (note 2)	(145,533)	(907)	(18,136)	(14,571)	(119,490)	(4,640)	(423,232)	(369,051)

Net investment income (loss)	388,894	(907)	7,016	71,641	152,590	1,169	114,043	275,945

Realized gain (loss) on investments	(84,500)	4,401	113,371	34,192	101,418	10,180	(2,412,778)	694,437
Change in unrealized gain (loss) on investments	757,864	10,914	154,463	(44,200)	2,830,584	57,218	5,741,498	570,183

Net gain (loss) on investments	673,364	15,315	267,834	(10,008)	2,932,002	67,398	3,328,720	1,264,620

Reinvested capital gains	-	-	-	34,865	372,605	8,014	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,062,258	14,408	274,850	96,498	3,457,197	76,581	3,442,763	1,540,565

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6
Reinvested dividends	$215,052	63,843	120,585	2,997,128	2,933,453	1,073	36,549	-
Mortality and expense risk charges (note 2)	(296,530)	(443,309)	(151,905)	(399,562)	(418,071)	(21,631)	(602,763)	(19,010)

Net investment income (loss)	(81,478)	(379,466)	(31,320)	2,597,566	2,515,382	(20,558)	(566,214)	(19,010)

Realized gain (loss) on investments	(1,709,080)	(3,209,864)	(646,824)	(1,803,639)	13,861,200	(64,651)	(11,714,634)	(260,475)
Change in unrealized gain (loss) on investments	4,108,005	9,681,197	1,831,687	3,224,192	(12,613,795)	360,262	19,225,413	397,489

Net gain (loss) on investments	2,398,925	6,471,333	1,184,863	1,420,553	1,247,405	295,611	7,510,779	137,014

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,317,447	6,091,867	1,153,543	4,018,119	3,762,787	275,053	6,944,565	118,004

Investment Activity:	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3	NVNMO1
Reinvested dividends	$176	67,273	7,180	228,023	427	71,083	51,628	178,134
Mortality and expense risk charges (note 2)	(89)	(32,737)	(10,216)	(277,986)	(664)	(77,041)	(59,848)	(1,029,411)

Net investment income (loss)	87	34,536	(3,036)	(49,963)	(237)	(5,958)	(8,220)	(851,277)

Realized gain (loss) on investments	(10,224)	(1,733,405)	56,569	(5,227,492)	(3,832)	472,938	(1,368,173)	2,969,870
Change in unrealized gain (loss) on investments	9,323	1,366,564	(10,389)	7,913,535	9,569	178,383	1,844,986	2,178,031

Net gain (loss) on investments	(901)	(366,841)	46,180	2,686,043	5,737	651,321	476,813	5,147,901

Reinvested capital gains	-	-	-	-	-	-	-	7,570,839

Net increase (decrease) in contract owners’ equity resulting from operations	$(814)	(332,305)	43,144	2,636,080	5,500	645,363	468,593	11,867,463

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2
Reinvested dividends	$26,781	12	6,555	61,557	29,789	89,051	134,054	38,782
Mortality and expense risk charges (note 2)	(43,151)	(39)	(21,971)	(85,204)	(52,910)	(84,938)	(196,752)	(83,244)

Net investment income (loss)	(16,370)	(27)	(15,416)	(23,647)	(23,121)	4,113	(62,698)	(44,462)

Realized gain (loss) on investments	454,570	7	260,027	293,238	(72,225)	403,070	294,009	353,810
Change in unrealized gain (loss) on investments	302,498	374	(134,930)	387,632	596,301	(84,730)	1,497,093	511,762

Net gain (loss) on investments	757,068	381	125,097	680,870	524,076	318,340	1,791,102	865,572

Reinvested capital gains	-	-	188,921	-	204	125,034	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$740,698	354	298,602	657,223	501,159	447,487	1,728,404	821,110

Investment Activity:	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GVGF1	GVGFS
Reinvested dividends	$74,346	226,419	18,681	101,896	1,231,188	4,959	14	14,506
Mortality and expense risk charges (note 2)	(84,209)	(95,739)	(14,012)	(46,737)	(1,301,478)	(13,052)	(16)	(15,920)

Net investment income (loss)	(9,863)	130,680	4,669	55,159	(70,290)	(8,093)	(2)	(1,414)

Realized gain (loss) on investments	557,537	321,224	4,039	203,794	(4,115,477)	(60,171)	(1,713)	273,692
Change in unrealized gain (loss) on investments	(49,399)	(113,371)	15,054	(79,871)	17,958,649	137,224	1,776	(202,660)

Net gain (loss) on investments	508,138	207,853	19,093	123,923	13,843,172	77,053	63	71,032

Reinvested capital gains	13,578	81,541	7,760	89,656	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$511,853	420,074	31,522	268,738	13,772,882	68,960	61	69,618

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8	GVIDA	NVDBL2
Reinvested dividends	$8,489,402	241,552	177,439	219	39,919	60,154	819,162	36,828
Mortality and expense risk charges (note 2)	(3,233,392)	(167,620)	(296,805)	(282)	(51,379)	(31,484)	(609,278)	(29,844)

Net investment income (loss)	5,256,010	73,932	(119,366)	(63)	(11,460)	28,670	209,884	6,984

Realized gain (loss) on investments	4,949,691	44,449	1,693,588	(4,216)	(255,140)	(453,341)	(4,398,101)	39,309
Change in unrealized gain (loss) on investments	(8,988,636)	(138,379)	3,194,497	5,196	494,241	596,544	10,097,082	233,886

Net gain (loss) on investments	(4,038,945)	(93,930)	4,888,085	980	239,101	143,203	5,698,981	273,195

Reinvested capital gains	9,655,851	301,802	-	-	-	-	-	7,419

Net increase (decrease) in contract owners’ equity resulting from operations	$10,872,916	281,804	4,768,719	917	227,641	171,873	5,908,865	287,598

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	GVUSL	MCIF	SAM
Reinvested dividends	$8,733	1,367,832	5,834,010	2,681,131	1,996,533	7,656	1,460,424	502
Mortality and expense risk charges (note 2)	(8,877)	(735,731)	(3,558,959)	(1,803,893)	(1,121,156)	(21,954)	(1,341,201)	(3,968,338)

Net investment income (loss)	(144)	632,101	2,275,051	877,238	875,377	(14,298)	119,223	(3,967,836)

Realized gain (loss) on investments	16,632	(528,713)	(5,364,250)	(6,689,409)	(2,434,915)	(2,607,221)	668,115	-
Change in unrealized gain (loss) on investments	42,983	2,486,787	29,044,386	20,329,521	7,721,154	2,869,155	24,964,675	-

Net gain (loss) on investments	59,615	1,958,074	23,680,136	13,640,112	5,286,239	261,934	25,632,790	-

Reinvested capital gains	1,686	166,254	-	-	-	-	124,371	-

Net increase (decrease) in contract owners’ equity resulting from operations	$61,157	2,756,429	25,955,187	14,517,350	6,161,616	247,636	25,876,384	(3,967,836)

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVMIG1	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1
Reinvested dividends	$95	488,628	52	315,683	12,970	14,188	-	51,650
Mortality and expense risk charges (note 2)	(123)	(738,497)	(32)	(172,629)	(11,909)	(269,864)	(17,717)	(78,354)

Net investment income (loss)	(28)	(249,869)	20	143,054	1,061	(255,676)	(17,717)	(26,704)

Realized gain (loss) on investments	(970)	2,081,973	(110)	(3,812,622)	(315,994)	1,206,613	43,222	(205,887)
Change in unrealized gain (loss) on investments	1,747	5,856,229	198	4,243,150	328,212	668,604	41,508	130,707

Net gain (loss) on investments	777	7,938,202	88	430,528	12,218	1,875,217	84,730	(75,180)

Reinvested capital gains	-	-	-	-	-	1,118,211	39,440	348,076

Net increase (decrease) in contract owners’ equity resulting from operations	$749	7,688,333	108	573,582	13,279	2,737,752	106,453	246,192

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2
Reinvested dividends	$24,336	-	-	974,212	-	-	701,060	4,603
Mortality and expense risk charges (note 2)	(75,058)	(1,152,256)	(92,638)	(878,865)	(301,985)	(9,617)	(1,310,469)	(21,995)

Net investment income (loss)	(50,722)	(1,152,256)	(92,638)	95,347	(301,985)	(9,617)	(609,409)	(17,392)

Realized gain (loss) on investments	163,146	5,261,698	257,437	2,955,674	(1,319,049)	(5,150)	(9,908,916)	(210,338)
Change in unrealized gain (loss) on investments	132,358	19,775,865	1,462,680	6,142,025	7,327,167	118,205	36,677,316	482,568

Net gain (loss) on investments	295,504	25,037,563	1,720,117	9,097,699	6,008,118	113,055	26,768,400	272,230

Reinvested capital gains	207,149	-	-	3,384,013	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$451,931	23,885,307	1,627,479	12,577,059	5,706,133	103,438	26,158,991	254,838

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SCF	SCF2	MSBF	NVSTB2	GGTC	GGTC3	GVUG1	GVUGL
Reinvested dividends	$332,160	1,438	4,672,634	240,409	-	-	-	-
Mortality and expense risk charges (note 2)	(1,314,414)	(50,649)	(872,284)	(211,829)	(3,345)	(37,987)	(1,493)	(29,860)

Net investment income (loss)	(982,254)	(49,211)	3,800,350	28,580	(3,345)	(37,987)	(1,493)	(29,860)

Realized gain (loss) on investments	(14,481,957)	(435,338)	(3,154,503)	39,677	10,772	2,043,904	(73,314)	(2,198,108)
Change in unrealized gain (loss) on investments	40,966,066	1,030,722	6,246,020	152,590	16,283	(1,758,726)	86,661	2,576,510

Net gain (loss) on investments	26,484,109	595,384	3,091,517	192,267	27,055	285,178	13,347	378,402

Reinvested capital gains	-	-	-	29,857	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,501,855	546,173	6,891,867	250,704	23,710	247,191	11,854	348,542

Investment Activity:	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	AMTB	PMVFAD	PMVLAD
Reinvested dividends	$24,239	724	86,909	415,309	1,913,207	1,630,581	73,659	450,610
Mortality and expense risk charges (note 2)	(339,832)	(14,698)	(54,496)	(320,466)	(1,156,194)	(364,707)	(63,279)	(336,181)

Net investment income (loss)	(315,593)	(13,974)	32,413	94,843	757,013	1,265,874	10,380	114,429

Realized gain (loss) on investments	3,352	7,683	486,042	(804,439)	6,326,928	(1,520,958)	38,029	(1,151)
Change in unrealized gain (loss) on investments	1,595,745	41,915	(877,268)	4,346,272	10,699,688	1,473,189	347,535	819,202

Net gain (loss) on investments	1,599,097	49,598	(391,226)	3,541,833	17,026,616	(47,769)	385,564	818,051

Reinvested capital gains	142,197	3,683	536,722	-	8,019,861	-	61,485	111,657

Net increase (decrease) in contract owners’ equity resulting from operations	$1,425,701	39,307	177,909	3,636,676	25,803,490	1,218,105	457,429	1,044,137

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2	IVHS
Reinvested dividends	$4,294	248	723	5,662	-	4,131	6,604	-
Mortality and expense risk charges (note 2)	(3,001)	(944)	(1,235)	(17,763)	(17,716)	(6,153)	(17,048)	(1,212)

Net investment income (loss)	1,293	(696)	(512)	(12,101)	(17,716)	(2,022)	(10,444)	(1,212)

Realized gain (loss) on investments	(25,010)	1,164	(425)	47,087	189,048	849	(11,774)	(11,304)
Change in unrealized gain (loss) on investments	38,809	3,029	13,429	107,799	37,163	39,686	75,200	15,412

Net gain (loss) on investments	13,799	4,193	13,004	154,886	226,211	40,535	63,426	4,108

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,092	3,497	12,492	142,785	208,495	38,513	52,982	2,896

Investment Activity:	IVRE	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI
Reinvested dividends	$17,119	-	4,705	37,406	989,143	18,749	1,157,178	39,749
Mortality and expense risk charges (note 2)	(3,731)	(27,989)	(29,734)	(150,572)	(738,505)	(28,929)	(793,503)	(20,873)

Net investment income (loss)	13,388	(27,989)	(25,029)	(113,166)	250,638	(10,180)	363,675	18,876

Realized gain (loss) on investments	(62,711)	(169,440)	81,174	1,627,372	(1,500,432)	(60,331)	430,039	89,442
Change in unrealized gain (loss) on investments	101,454	349,649	57,337	(42,881)	9,073,806	232,364	1,833,868	149,839

Net gain (loss) on investments	38,743	180,209	138,511	1,584,491	7,573,374	172,033	2,263,907	239,281

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$52,131	152,220	113,482	1,471,325	7,824,012	161,853	2,627,582	258,157

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVV	ACVV2	DVSCS	DSIF
Reinvested dividends	$3,336	231,915	10,392	69	2,508,670	51,053	172,397	5,989,659
Mortality and expense risk charges (note 2)	(2,429)	(119,613)	(8,662)	(1,040)	(1,755,954)	(62,792)	(304,660)	(3,661,042)

Net investment income (loss)	907	112,302	1,730	(971)	752,716	(11,739)	(132,263)	2,328,617

Realized gain (loss) on investments	3,455	628,565	(10,687)	5,845	(40,368,903)	(941,497)	(590,013)	7,866,902
Change in unrealized gain (loss) on investments	11,279	828,738	88,017	12,279	54,692,187	1,268,133	6,113,604	32,392,551

Net gain (loss) on investments	14,734	1,457,303	77,330	18,124	14,323,284	326,636	5,523,591	40,259,453

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,641	1,569,605	79,060	17,153	15,076,000	314,897	5,391,328	42,588,070

Investment Activity:	DSRG	DSRGS	DCAP	DCAPS	DSC	DVIV	FCA2S	FALFS
Reinvested dividends	$382,816	723	1,226,515	33,207	889	4,382	4,317	3,074
Mortality and expense risk charges (note 2)	(466,537)	(1,855)	(617,592)	(30,064)	(1,230)	(2,467)	(11,888)	(729)

Net investment income (loss)	(83,721)	(1,132)	608,923	3,143	(341)	1,915	(7,571)	2,345

Realized gain (loss) on investments	1,303,082	5,071	(1,187,204)	(23,319)	(64,814)	(59,593)	39,295	(117,852)
Change in unrealized gain (loss) on investments	4,273,277	6,784	7,903,281	216,900	93,355	59,025	23,346	121,201

Net gain (loss) on investments	5,576,359	11,855	6,716,077	193,581	28,541	(568)	62,641	3,349

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,492,638	10,723	7,325,000	196,724	28,200	1,347	55,070	5,694

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FHIBS	FVMOS	FQB	FQBS	FC2	FVSS2	FCS	FNRS2
Reinvested dividends	$267,448	80,662	7,664,996	325,142	5,651	2,871	316,198	83,828
Mortality and expense risk charges (note 2)	(55,589)	(6,049)	(1,715,279)	(119,664)	(181,217)	(20,665)	(3,874,141)	(270,124)

Net investment income (loss)	211,859	74,613	5,949,717	205,478	(175,566)	(17,794)	(3,557,943)	(186,296)

Realized gain (loss) on investments	(185,299)	(136,793)	(1,515,432)	(57,150)	(2,399,028)	(222,251)	(67,722,185)	(4,634,838)
Change in unrealized gain (loss) on investments	314,327	87,939	6,203,379	257,906	3,800,265	466,766	118,538,242	8,440,692

Net gain (loss) on investments	129,028	(48,854)	4,687,947	200,756	1,401,237	244,515	50,816,057	3,805,854

Reinvested capital gains	-	-	-	-	4	-	5,574	-

Net increase (decrease) in contract owners’ equity resulting from operations	$340,887	25,759	10,637,664	406,234	1,225,675	226,721	47,263,688	3,619,558

Investment Activity:	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$4,216,470	102,081	184,566	1,224	166,573	2,888	90,487	6,042
Mortality and expense risk charges (note 2)	(2,880,314)	(125,031)	(100,651)	(1,241)	(80,946)	(2,780)	(39,839)	(5,386)

Net investment income (loss)	1,336,156	(22,950)	83,915	(17)	85,627	108	50,648	656

Realized gain (loss) on investments	(13,265,659)	(577,910)	(334,601)	(1,204)	(265,707)	(3,640)	(331,622)	(22,435)
Change in unrealized gain (loss) on investments	44,718,030	1,397,027	1,076,956	6,728	1,057,117	19,341	768,262	64,392

Net gain (loss) on investments	31,452,371	819,117	742,355	5,524	791,410	15,701	436,640	41,957

Reinvested capital gains	-	-	164,953	1,215	59,649	1,174	32,443	2,627

Net increase (decrease) in contract owners’ equity resulting from operations	$32,788,527	796,167	991,223	6,722	936,686	16,983	519,731	45,240

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FGOS	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2
Reinvested dividends	$620	282,489	761	4,352,639	4,765,188	2,636,360	122,958	9,869
Mortality and expense risk charges (note 2)	(225,257)	(1,813,762)	(49,368)	(666,862)	(553,710)	(926,225)	(474,144)	(164,449)

Net investment income (loss)	(224,637)	(1,531,273)	(48,607)	3,685,777	4,211,478	1,710,135	(351,186)	(154,580)

Realized gain (loss) on investments	4,288,142	8,031,789	79,074	(2,488,184)	7,385,023	1,262,221	(2,007,535)	(435,506)
Change in unrealized gain (loss) on investments	603,836	27,213,484	482,723	5,975,252	(5,627,418)	1,384,792	12,405,724	2,606,641

Net gain (loss) on investments	4,891,978	35,245,273	561,797	3,487,068	1,757,605	2,647,013	10,398,189	2,171,135

Reinvested capital gains	-	554,337	8,857	-	-	823,517	138,430	28,966

Net increase (decrease) in contract owners’ equity resulting from operations	$4,667,341	34,268,337	522,047	7,172,845	5,969,083	5,180,665	10,185,433	2,045,521

Investment Activity:	FOS	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3
Reinvested dividends	$263,999	46,903	445,159	62,044	3,312,204	10,691	149,506	175,723
Mortality and expense risk charges (note 2)	(227,067)	(81,621)	(414,526)	(179,867)	(596,904)	(9,940)	(204,873)	(147,621)

Net investment income (loss)	36,932	(34,718)	30,633	(117,823)	2,715,300	751	(55,367)	28,102

Realized gain (loss) on investments	225,391	(334,369)	(3,433,701)	683,837	(3,344,936)	(4,387)	(18,937)	1,281,542
Change in unrealized gain (loss) on investments	1,925,014	691,385	6,910,124	2,514,617	6,055,740	115,813	4,240,044	588,045

Net gain (loss) on investments	2,150,405	357,016	3,476,423	3,198,454	2,710,804	111,426	4,221,107	1,869,587

Reinvested capital gains	38,823	7,606	65,465	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,226,160	329,904	3,572,521	3,080,631	5,426,104	112,177	4,165,740	1,897,689

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	TIF2	TIF3	FTVGI3	FTVFA2	AMGP	AMINS	AMCG	AMTP
Reinvested dividends	$538	136,601	717,858	90,277	1,201	-	-	3,356
Mortality and expense risk charges (note 2)	(369)	(106,598)	(605,659)	(49,212)	(4,793)	-	(6,543)	(7,263)

Net investment income (loss)	169	30,003	112,199	41,065	(3,592)	-	(6,543)	(3,907)

Realized gain (loss) on investments	(24)	(723,139)	886,022	290,145	31,150	90	(20,163)	23,859
Change in unrealized gain (loss) on investments	1,658	1,051,148	5,253,681	3,710	17,173	(155)	123,210	482

Net gain (loss) on investments	1,634	328,009	6,139,703	293,855	48,323	(65)	103,047	24,341

Reinvested capital gains	-	-	130,740	339	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,803	358,012	6,382,642	335,259	44,731	(65)	96,504	20,434

Investment Activity:	AMRS	AMFAS	AMSRS	OVCAFS	OVGR	OVGS3	OVGS	OVGSS
Reinvested dividends	$12	-	1,394	-	241,607	1,426,051	988,785	36,533
Mortality and expense risk charges (note 2)	(50)	(18,315)	(50,819)	(52,118)	(1,396,157)	(1,120,261)	(759,179)	(51,559)

Net investment income (loss)	(38)	(18,315)	(49,425)	(52,118)	(1,154,550)	305,790	229,606	(15,026)

Realized gain (loss) on investments	180	115,209	(921,657)	499,905	32,859,974	440,510	5,468,830	354,292
Change in unrealized gain (loss) on investments	703	84,375	1,817,749	(297,601)	(23,460,400)	12,003,076	3,094,202	(1,021)

Net gain (loss) on investments	883	199,584	896,092	202,304	9,399,574	12,443,586	8,563,032	353,271

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$845	181,269	846,667	150,186	8,245,024	12,749,376	8,792,638	338,245

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	OVHI3	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$128,447	7,755	1,548	1,326,230	27,989	55,246	753	-
Mortality and expense risk charges (note 2)	(24,023)	(1,448)	(325)	(1,299,679)	(52,838)	(101,015)	(2,274)	(632,528)

Net investment income (loss)	104,424	6,307	1,223	26,551	(24,849)	(45,769)	(1,521)	(632,528)

Realized gain (loss) on investments	312,340	(45,261)	(9,833)	3,993,309	58,379	2,136,446	(827)	538,121
Change in unrealized gain (loss) on investments	(141,364)	54,934	11,763	11,592,779	353,557	(370,019)	38,173	13,595,269

Net gain (loss) on investments	170,976	9,673	1,930	15,586,088	411,936	1,766,427	37,346	14,133,390

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$275,400	15,980	3,153	15,612,639	387,087	1,720,658	35,825	13,500,862

Investment Activity:	OVSBS	PMVRRA	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ
Reinvested dividends	$369,157	12,652	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(81,920)	(9,896)	(2,583)	(1,486)	(1,652)	(9,950)	(4,435)	(9,968)

Net investment income (loss)	287,237	2,756	(2,583)	(1,486)	(1,652)	(9,950)	(4,435)	(9,968)

Realized gain (loss) on investments	29,557	8,924	(14,258)	2,659	(2,742)	18,283	66,256	5,208
Change in unrealized gain (loss) on investments	226,229	38,145	46,699	26,575	17,338	151,131	(10,447)	189,231

Net gain (loss) on investments	255,786	47,069	32,441	29,234	14,596	169,414	55,809	194,439

Reinvested capital gains	-	7,699	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$543,023	57,524	29,858	27,748	12,944	159,464	51,374	184,471

(Continued)

24

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SBLV	SBLX	SBLY	PMVTRA	PVGIB	ACEG2	ACC2	VYDS
Reinvested dividends	$-	-	-	70,332	172	-	11,081	35,021
Mortality and expense risk charges (note 2)	(23,908)	(783)	(274)	(31,682)	(139)	(27,993)	(145,062)	(57,110)

Net investment income (loss)	(23,908)	(783)	(274)	38,650	33	(27,993)	(133,981)	(22,089)

Realized gain (loss) on investments	444	3,726	2,565	52,023	(872)	123,396	9,992	180,137
Change in unrealized gain (loss) on investments	364,878	15,725	417	5,986	2,136	136,702	1,107,419	310,482

Net gain (loss) on investments	365,322	19,451	2,982	58,009	1,264	260,098	1,117,411	490,619

Reinvested capital gains	-	-	-	89,849	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$341,414	18,668	2,708	186,508	1,297	232,105	983,430	468,530

Investment Activity:	ROCMC	TRBCG2	TREI2	TRHS2	TRLT2	VWEMR	VWEM	VWHAR
Reinvested dividends	$17,182	-	198,037	-	-	133,786	113,128	130,272
Mortality and expense risk charges (note 2)	(9,633)	(78,843)	(176,111)	(5,864)	(14)	(221,263)	(197,009)	(416,269)

Net investment income (loss)	7,549	(78,843)	21,926	(5,864)	(14)	(87,477)	(83,881)	(285,997)

Realized gain (loss) on investments	(70,350)	3,244,156	(47,503)	62,630	-	387,993	(2,416,423)	(1,883,245)
Change in unrealized gain (loss) on investments	290,591	(2,321,877)	1,873,491	104,225	-	3,864,473	6,681,269	11,882,217

Net gain (loss) on investments	220,241	922,279	1,825,988	166,855	-	4,252,466	4,264,846	9,998,972

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$227,790	843,436	1,847,914	160,991	(14)	4,164,989	4,180,965	9,712,975

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$53,597	2,751,739	1,111,603	4,515,727	1,306,412	250,852	30,084	-
Mortality and expense risk charges (note 2)	(155,105)	(2,904,090)	(639,534)	(1,336,290)	(1,485,463)	(251,106)	(125,436)	(478,276)

Net investment income (loss)	(101,508)	(152,351)	472,069	3,179,437	(179,051)	(254)	(95,352)	(478,276)

Realized gain (loss) on investments	978,613	14,320,070	2,913,056	(364,042)	2,035,709	(190,096)	(252,796)	(3,784,161)
Change in unrealized gain (loss) on investments	2,899,851	2,019,798	4,008,209	2,688,985	21,143,520	3,206,588	2,505,467	9,246,495

Net gain (loss) on investments	3,878,464	16,339,868	6,921,265	2,324,943	23,179,229	3,016,492	2,252,671	5,462,334

Reinvested capital gains	-	-	810,129	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,776,956	16,187,517	8,203,463	5,504,380	23,000,178	3,016,238	2,157,319	4,984,058

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP
Reinvested dividends	$914,599	6,611,406	434,967	269,856	-	5,377	25,796	216,963
Mortality and expense risk charges (note 2)	(1,639,820)	(961,238)	(510,079)	(219,516)	(51,497)	(177,479)	(377,262)	(15,627)

Net investment income (loss)	(725,221)	5,650,168	(75,112)	50,340	(51,497)	(172,102)	(351,466)	201,336

Realized gain (loss) on investments	9,136,456	(203,625)	3,086,974	(1,573,378)	(127,012)	459,753	-	(671,949)
Change in unrealized gain (loss) on investments	6,033,273	5,314,572	2,340,000	3,713,164	1,761,449	3,857,811	-	519,714

Net gain (loss) on investments	15,169,729	5,110,947	5,426,974	2,139,786	1,634,437	4,317,564	-	(152,235)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,444,508	10,761,115	5,351,862	2,190,126	1,582,940	4,145,462	(351,466)	49,101

(Continued)

26

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG
Reinvested dividends	$188,888	-	-	6,697	560,427	2,064	-
Mortality and expense risk charges (note 2)	(115,894)	(972,461)	(797,455)	(101,378)	(725,862)	(4,852)	(77,523)

Net investment income (loss)	72,994	(972,461)	(797,455)	(94,681)	(165,435)	(2,788)	(77,523)

Realized gain (loss) on investments	(984,825)	6,513,220	2,261,234	(98,232)	366,368	28,732	1,223,633
Change in unrealized gain (loss) on investments	3,303,735	576,821	15,717,745	2,200,472	9,574,380	29,648	365,873

Net gain (loss) on investments	2,318,910	7,090,041	17,978,979	2,102,240	9,940,748	58,380	1,589,506

Reinvested capital gains	-	2,531,297	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,391,904	8,648,877	17,181,524	2,007,559	9,775,313	55,592	1,511,983

See accompanying notes to financial statements.

27

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		BBCMAG		BBGI		BBCA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$31,584,156	69,066,562	743	(3,901)	(249)	(3,578)	(937)	(12,467)
Realized gain (loss) on investments	(56,533,762)	(679,416,549)	(107,659)	(269,562)	(687,004)	(805,753)	(524,360)	(187,904)
Change in unrealized gain (loss) on investments	885,246,152	2,141,717,605	195,441	400,950	813,200	1,071,310	506,384	438,221
Reinvested capital gains	38,426,055	109,584,169	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	898,722,601	1,640,951,787	88,525	127,487	125,947	261,979	(18,913)	237,850

Equity transactions:
Purchase payments received from contract owners (note 3)	175,161,828	213,963,897	7,901	(8,897)	21,499	25,760	1,249	15,355
Transfers between funds	-	-	21,843	(123)	(111,260)	(346,129)	(1,089,532)	(12)
Redemptions (note 3)	(1,485,445,815)	(1,535,732,127)	(166,097)	(221,819)	(452,368)	(336,773)	(13,956)	(244,251)
Annuity benefits	(5,840,577)	(5,109,456)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(199,103)	(226,624)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,454,198)	(3,951,708)	(196)	(580)	(1,045)	(159)	-	(89)
Adjustments to maintain reserves	(78,577)	(110,835)	(2)	(28)	(44)	(31)	(7)	(52)

Net equity transactions	(1,317,856,442)	(1,331,166,853)	(136,551)	(231,447)	(543,217)	(657,332)	(1,102,246)	(229,049)

Net change in contract owners’ equity	(419,133,841)	309,784,934	(48,026)	(103,960)	(417,270)	(395,353)	(1,121,159)	8,801
Contract owners’ equity beginning of period	7,961,391,641	7,651,606,707	780,089	884,049	1,698,220	2,093,573	1,121,159	1,112,358

Contract owners’ equity end of period	$7,542,257,800	7,961,391,641	732,063	780,089	1,280,950	1,698,220	-	1,121,159

CHANGES IN UNITS:
Beginning units	631,032,455	721,371,476	79,522	110,981	181,163	261,627	93,676	117,435
Units purchased	193,534,437	275,440,652	7,189	1,099	4,723	9,325	89	8,541
Units redeemed	(283,851,700)	(365,779,673)	(20,723)	(32,558)	(62,499)	(89,789)	(93,765)	(32,300)

Ending units	540,715,192	631,032,455	65,988	79,522	123,387	181,163	-	93,676

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MLVGA3		CSIEF3		WSCP		HVIE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$70,591	141,162	(9,270)	(621)	(41,985)	(12,857)	(1)	-
Realized gain (loss) on investments	407,938	59,155	4,440	19	121,503	11,810	1	-
Change in unrealized gain (loss) on investments	1,343,809	521,553	114,790	12,049	511,185	407,313	42	-
Reinvested capital gains	169,611	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,991,949	721,870	109,960	11,447	590,703	406,266	42	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,171,643	270,186	1,655	55	101,230	18,839	-	-
Transfers between funds	14,396,359	15,799,366	(75,476)	1,185,824	(202,190)	4,778,356	4,880	-
Redemptions (note 3)	(3,978,794)	(676,123)	(122,425)	(1,827)	(780,022)	(128,128)	-	-
Annuity benefits	(16,063)	(3,681)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(96)	(21)	(2)	-	(94)	(24)	-	-
Contingent deferred sales charges (note 2)	(938)	(1,476)	(48)	(5)	(563)	(19)	-	-
Adjustments to maintain reserves	(1,023)	(112)	506	(46)	(96)	11	-	-

Net equity transactions	11,571,088	15,388,139	(195,790)	1,184,001	(881,735)	4,669,035	4,880	-

Net change in contract owners’ equity	13,563,037	16,110,009	(85,830)	1,195,448	(291,032)	5,075,301	4,922	-
Contract owners’ equity beginning of period	16,110,009	-	1,195,448	-	5,075,301	-	-	-

Contract owners’ equity end of period	$29,673,046	16,110,009	1,109,618	1,195,448	4,784,269	5,075,301	4,922	-

CHANGES IN UNITS:
Beginning units	1,329,525	-	118,233	-	465,051	-	-	-
Units purchased	1,730,348	1,472,293	39,993	118,413	13,555	485,940	479	-
Units redeemed	(809,032)	(142,768)	(59,437)	(180)	(91,515)	(20,889)	(2)	-

Ending units	2,250,841	1,329,525	98,789	118,233	387,091	465,051	477	-

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	HVSIT		JPMMV1		JABS		JACAS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2)	-	10,097	(81,061)	1,428	1,549	(1,150,038)	(1,362,426)
Realized gain (loss) on investments	53	-	782,473	235,837	1,409	741	10,793,264	6,549,275
Change in unrealized gain (loss) on investments	4	-	1,394,609	2,545,147	4,603	16,911	(4,098,525)	38,820,781
Reinvested capital gains	-	-	-	-	-	3,877	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55	-	2,187,179	2,699,923	7,440	23,078	5,544,701	44,007,630

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	105,717	42,418	-	50	2,478,918	2,743,945
Transfers between funds	15,259	-	307,064	9,246,326	-	6,108	(5,022,668)	5,252,337
Redemptions (note 3)	-	-	(1,685,760)	(988,531)	(7,268)	(6,892)	(20,035,823)	(18,927,419)
Annuity benefits	-	-	(2,425)	(1,362)	(409)	(282)	(42,040)	(25,688)
Contract maintenance charges (note 2)	-	-	(374)	(190)	1	-	(2,690)	(3,141)
Contingent deferred sales charges (note 2)	-	-	(747)	(1,003)	-	-	(26,096)	(51,463)
Adjustments to maintain reserves	2	-	(1,160)	2,339	39	(14)	(2,348)	57,400

Net equity transactions	15,261	-	(1,277,686)	8,299,997	(7,637)	(1,030)	(22,652,747)	(10,954,029)

Net change in contract owners’ equity	15,316	-	909,493	10,999,920	(197)	22,048	(17,108,046)	33,053,601
Contract owners’ equity beginning of period	-	-	10,999,920	-	113,433	91,385	138,973,393	105,919,792

Contract owners’ equity end of period	$15,316	-	11,909,413	10,999,920	113,236	113,433	121,865,347	138,973,393

CHANGES IN UNITS:
Beginning units	-	-	921,638	-	7,927	7,919	14,689,565	15,992,721
Units purchased	1,674	-	190,347	1,121,053	39	1,152	1,589,579	4,124,757
Units redeemed	(318)	-	(294,557)	(199,415)	(557)	(1,144)	(4,014,211)	(5,427,913)

Ending units	1,356	-	817,428	921,638	7,409	7,927	12,264,933	14,689,565

(Continued)

30

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAGTS2		JAGTS		JARLCS		JAIGS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(147,605)	(131,639)	(196,497)	(176,543)	96	(2,711)	(685,413)	(628,943)
Realized gain (loss) on investments	316,299	278,524	805,632	(23,221)	894	(787,140)	2,409,923	(3,933,548)
Change in unrealized gain (loss) on investments	2,482,442	5,154,528	3,240,262	7,483,498	(544)	906,460	21,432,682	47,489,460
Reinvested capital gains	-	-	-	-	-	-	-	2,369,924

Net increase (decrease) in contract owners’ equity resulting from operations	2,651,136	5,301,413	3,849,397	7,283,734	446	116,609	23,157,192	45,296,893

Equity transactions:
Purchase payments received from contract owners (note 3)	806,542	602,350	128,552	211,803	11	3,613	2,866,917	2,925,196
Transfers between funds	2,620,446	709,197	(985,517)	(606,592)	(6,742)	(1,597,596)	1,440,069	15,394,785
Redemptions (note 3)	(2,191,966)	(2,356,313)	(2,374,682)	(2,072,844)	19	(123,657)	(17,389,236)	(13,437,090)
Annuity benefits	-	-	(2,308)	(1,833)	(177)	(636)	(27,537)	(23,173)
Contract maintenance charges (note 2)	(403)	(490)	(669)	(712)	-	(10)	(2,885)	(3,027)
Contingent deferred sales charges (note 2)	(4,828)	(10,197)	(1,697)	(3,612)	-	(469)	(37,696)	(48,397)
Adjustments to maintain reserves	(158)	74,097	(5,572)	(5,423)	6	(106)	3,335	(4,598)

Net equity transactions	1,229,632	(981,356)	(3,241,893)	(2,479,213)	(6,883)	(1,718,861)	(13,147,034)	4,803,696

Net change in contract owners’ equity	3,880,768	4,320,057	607,504	4,804,521	(6,437)	(1,602,252)	10,010,158	50,100,589
Contract owners’ equity beginning of period	12,931,641	8,611,584	19,213,326	14,408,805	6,437	1,608,689	111,696,500	61,595,911

Contract owners’ equity end of period	$16,812,409	12,931,641	19,820,830	19,213,326	-	6,437	121,706,658	111,696,500

CHANGES IN UNITS:
Beginning units	1,031,386	1,067,580	4,618,124	5,376,361	475	140,574	4,589,729	4,486,666
Units purchased	540,662	718,595	17,929	47,000	1	45,295	1,127,414	2,024,382
Units redeemed	(484,060)	(754,789)	(765,194)	(805,237)	(476)	(185,394)	(1,674,103)	(1,921,319)

Ending units	1,087,988	1,031,386	3,870,859	4,618,124	-	475	4,043,040	4,589,729

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAIGS		MIGSC		MMCGSC		MNDSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(435,049)	(460,539)	(1,786)	(1,377)	(29,153)	(26,044)	(20,890)	(17,628)
Realized gain (loss) on investments	9,225,218	4,928,002	1,972	(1,393)	(26,771)	(88,015)	(5,076)	(68,745)
Change in unrealized gain (loss) on investments	7,949,018	31,358,613	17,222	56,691	435,360	587,668	345,445	524,183
Reinvested capital gains	-	1,949,340	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,739,187	37,775,416	17,408	53,921	379,436	473,609	319,479	437,810

Equity transactions:
Purchase payments received from contract owners (note 3)	636,150	886,150	-	(195)	11,907	1,485	9,301	1,230
Transfers between funds	(3,619,665)	(2,752,353)	(220)	5,393	(43,801)	6,539	156	84,239
Redemptions (note 3)	(12,596,333)	(10,519,223)	(16,600)	(5,641)	(254,124)	(169,267)	(260,082)	(53,851)
Annuity benefits	(16,464)	(15,338)	(6,405)	(5,842)	-	-	-	-
Contract maintenance charges (note 2)	(1,543)	(1,549)	1	-	-	-	-	-
Contingent deferred sales charges (note 2)	(12,706)	(17,582)	(339)	(17)	(170)	(1,736)	(222)	(262)
Adjustments to maintain reserves	2,676	(2,088)	(164)	97	96	(65)	(313)	286

Net equity transactions	(15,607,884)	(12,421,983)	(23,726)	(6,205)	(286,091)	(163,044)	(251,159)	31,642

Net change in contract owners’ equity	1,131,303	25,353,433	(6,318)	47,716	93,345	310,565	68,320	469,452
Contract owners’ equity beginning of period	79,592,841	54,239,408	194,959	147,243	1,610,125	1,299,560	1,173,015	703,563

Contract owners’ equity end of period	$80,724,144	79,592,841	188,641	194,959	1,703,470	1,610,125	1,241,335	1,173,015

CHANGES IN UNITS:
Beginning units	5,558,077	6,684,942	17,463	18,125	210,034	234,916	106,493	101,953
Units purchased	49,333	124,988	-	688	6,194	20,743	15,204	25,562
Units redeemed	(1,046,463)	(1,251,853)	(2,204)	(1,350)	(40,997)	(45,625)	(37,361)	(21,022)

Ending units	4,560,947	5,558,077	15,259	17,463	175,231	210,034	84,336	106,493

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MVFSC		MVIVSC		MSVFI		MSVF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$63,600	(10,470)	(3,132)	-	207,944	474,490	23,553	55,591
Realized gain (loss) on investments	(2,225,769)	(4,199,319)	12,252	-	84,494	(193,713)	(48,054)	(25,994)
Change in unrealized gain (loss) on investments	5,447,120	10,394,323	72,467	-	(6,107)	182,335	64,038	32,877
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,284,951	6,184,534	81,587	-	286,331	463,112	39,537	62,474

Equity transactions:
Purchase payments received from contract owners (note 3)	1,233,430	816,327	106,889	-	186,137	129,846	8,717	-
Transfers between funds	424,074	5,359,412	835,173	-	(169,084)	(3,023,753)	231,989	14,018
Redemptions (note 3)	(5,440,171)	(4,251,942)	(6,367)	-	(774,478)	(1,106,061)	(207,272)	(114,584)
Annuity benefits	(33,222)	(17,140)	-	-	-	-	(10,905)	(10,781)
Contract maintenance charges (note 2)	(1,012)	(1,063)	-	-	(77)	(303)	1	-
Contingent deferred sales charges (note 2)	(8,459)	(11,001)	(21)	-	(804)	(4,221)	(114)	(858)
Adjustments to maintain reserves	4	21,045	(16)	-	(156)	2,059	(8)	(61)

Net equity transactions	(3,825,355)	1,915,638	935,657	-	(758,462)	(4,002,433)	22,408	(112,266)

Net change in contract owners’ equity	(540,404)	8,100,172	1,017,244	-	(472,131)	(3,539,321)	61,945	(49,792)
Contract owners’ equity beginning of period	36,810,961	28,710,789	-	-	4,149,190	7,688,511	826,070	875,862

Contract owners’ equity end of period	$36,270,557	36,810,961	1,017,244	-	3,677,059	4,149,190	888,015	826,070

CHANGES IN UNITS:
Beginning units	3,696,423	3,458,496	-	-	397,097	797,752	63,439	75,504
Units purchased	865,222	2,046,178	107,371	-	6,106,500	873,688	30,570	5,764
Units redeemed	(1,262,585)	(1,808,251)	(12,890)	-	(6,171,237)	(1,274,343)	(27,288)	(17,829)

Ending units	3,299,060	3,696,423	94,481	-	332,360	397,097	66,721	63,439

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MSEM		MSVMG		MSVRE		NVAGF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$388,894	887,135	(907)	(79,371)	7,016	2,132,202	71,641	30,329
Realized gain (loss) on investments	(84,500)	(453,053)	4,401	(6,911,501)	113,371	(118,691,386)	34,192	8,210
Change in unrealized gain (loss) on investments	757,864	2,824,653	10,914	10,827,887	154,463	121,284,727	(44,200)	(7,890)
Reinvested capital gains	-	-	-	-	-	-	34,865	4,490

Net increase (decrease) in contract owners’ equity resulting from operations	1,062,258	3,258,735	14,408	3,837,015	274,850	4,725,543	96,498	35,139

Equity transactions:
Purchase payments received from contract owners (note 3)	88,406	106,914	37	250,427	13,145	776,904	16,461	12,910
Transfers between funds	(610,897)	(822,603)	17,477	(12,017,677)	(96,252)	(92,059,094)	697,200	995,682
Redemptions (note 3)	(2,132,358)	(2,296,012)	(18,004)	(1,454,122)	(245,466)	(7,924,155)	(246,363)	(69,376)
Annuity benefits	(9,660)	(9,846)	(1,315)	(3,390)	(11,894)	(25,093)	-	-
Contract maintenance charges (note 2)	(260)	(336)	(14)	(221)	(118)	(2,294)	(2)	(3)
Contingent deferred sales charges (note 2)	(2,043)	(5,906)	(1)	(2,038)	(214)	(27,812)	(46)	(30)
Adjustments to maintain reserves	(467)	(654)	(1,458)	(47,959)	2,150	4,197	(338)	(14)

Net equity transactions	(2,667,279)	(3,028,443)	(3,278)	(13,274,980)	(338,649)	(99,257,347)	466,912	939,169

Net change in contract owners’ equity	(1,605,021)	230,292	11,130	(9,437,965)	(63,799)	(94,531,804)	563,410	974,308
Contract owners’ equity beginning of period	13,345,338	13,115,046	55,889	9,493,854	1,180,599	95,712,403	974,308	-

Contract owners’ equity end of period	$11,740,317	13,345,338	67,019	55,889	1,116,800	1,180,599	1,537,718	974,308

CHANGES IN UNITS:
Beginning units	466,768	586,733	4,834	1,708,103	47,730	5,202,889	85,960	-
Units purchased	20,915	47,736	2,757	843,541	1,486	618,853	118,628	99,992
Units redeemed	(110,175)	(167,701)	(1,095)	(2,546,810)	(13,983)	(5,774,012)	(78,725)	(14,032)

Ending units	377,508	466,768	6,496	4,834	35,233	47,730	125,863	85,960

(Continued)

34

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVAMV1		NVAMV2		GVAAA2		GVABD2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$152,590	948	1,169	-	114,043	(379,310)	275,945	(269,914)
Realized gain (loss) on investments	101,418	3,794	10,180	-	(2,412,778)	(2,838,254)	694,437	(3,729,975)
Change in unrealized gain (loss) on investments	2,830,584	13,851	57,218	-	5,741,498	9,026,556	570,183	7,240,981
Reinvested capital gains	372,605	13,244	8,014	-	-	836,324	-	9,965

Net increase (decrease) in contract owners’ equity resulting from operations	3,457,197	31,837	76,581	-	3,442,763	6,645,316	1,540,565	3,251,057

Equity transactions:
Purchase payments received from contract owners (note 3)	244,987	29,111	41,354	-	1,049,843	1,536,979	763,309	483,396
Transfers between funds	174,239,861	363,916	3,647,837	-	250,710	2,815,926	1,205,534	3,208,035
Redemptions (note 3)	(2,151,859)	(32,806)	(230,045)	-	(6,971,963)	(5,240,766)	(6,223,556)	(5,818,847)
Annuity benefits	(6,599)	(11)	-	-	(74,385)	(66,777)	(60,731)	(46,432)
Contract maintenance charges (note 2)	(237)	(9)	-	-	(1,010)	(922)	(391)	(417)
Contingent deferred sales charges (note 2)	(4,976)	-	-	-	(9,045)	(6,481)	(12,376)	(9,636)
Adjustments to maintain reserves	(5,778)	(13)	12	-	1,353	(681)	(491)	(519)

Net equity transactions	172,315,399	360,188	3,459,159	-	(5,754,497)	(962,722)	(4,328,702)	(2,184,420)

Net change in contract owners’ equity	175,772,596	392,025	3,535,740	-	(2,311,734)	5,682,594	(2,788,137)	1,066,637
Contract owners’ equity beginning of period	392,025	-	-	-	36,891,031	31,208,437	31,684,732	30,618,095

Contract owners’ equity end of period	$176,164,621	392,025	3,535,740	-	34,579,297	36,891,031	28,896,595	31,684,732

CHANGES IN UNITS:
Beginning units	31,259	-	-	-	3,655,535	3,842,337	2,923,369	3,167,010
Units purchased	12,697,067	34,548	274,349	-	781,157	1,380,676	848,414	3,133,380
Units redeemed	(257,011)	(3,289)	(17,735)	-	(1,366,087)	(1,567,478)	(1,230,949)	(3,377,021)

Ending units	12,471,315	31,259	256,614	-	3,070,605	3,655,535	2,540,834	2,923,369

(Continued)

35

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(81,478)	(262,953)	(379,466)	(328,995)	(31,320)	(108,429)	2,597,566	3,067,115
Realized gain (loss) on investments	(1,709,080)	(2,508,317)	(3,209,864)	(3,543,526)	(646,824)	(1,263,463)	(1,803,639)	(4,148,468)
Change in unrealized gain (loss) on investments	4,108,005	8,592,064	9,681,197	9,293,715	1,831,687	3,531,610	3,224,192	14,256,487
Reinvested capital gains	-	1,761,984	-	3,122,179	-	244,640	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,317,447	7,582,778	6,091,867	8,543,373	1,153,543	2,404,358	4,018,119	13,175,134

Equity transactions:
Purchase payments received from contract owners (note 3)	408,316	489,752	1,389,984	909,029	517,953	680,705	79,217	84,683
Transfers between funds	716,536	4,448,817	3,162,437	10,496,698	1,582,482	3,029,225	(1,809,615)	(2,221,650)
Redemptions (note 3)	(4,065,330)	(4,280,332)	(6,893,127)	(5,023,461)	(2,091,288)	(1,322,132)	(6,934,686)	(6,729,066)
Annuity benefits	(14,476)	(17,876)	(48,756)	(32,281)	(50,834)	(37,355)	(17,271)	(21,985)
Contract maintenance charges (note 2)	(837)	(923)	(1,432)	(1,391)	(295)	(268)	(466)	(532)
Contingent deferred sales charges (note 2)	(3,848)	(12,386)	(9,958)	(12,914)	(2,427)	(3,677)	(5,552)	(8,946)
Adjustments to maintain reserves	2,055	(1,567)	2,492	(1,522)	(801)	(2,586)	(916)	(2,713)

Net equity transactions	(2,957,584)	625,485	(2,398,359)	6,334,158	(45,210)	2,343,912	(8,689,289)	(8,900,209)

Net change in contract owners’ equity	(640,137)	8,208,263	3,693,508	14,877,531	1,108,333	4,748,270	(4,671,170)	4,274,925
Contract owners’ equity beginning of period	27,756,521	19,548,258	38,841,932	23,964,401	12,169,402	7,421,132	38,395,329	34,120,404

Contract owners’ equity end of period	$27,116,384	27,756,521	42,535,440	38,841,932	13,277,735	12,169,402	33,724,159	38,395,329

CHANGES IN UNITS:
Beginning units	2,651,292	2,607,903	4,400,289	3,724,440	1,422,326	1,149,098	2,432,766	3,127,646
Units purchased	555,037	1,420,654	1,082,780	2,425,025	515,144	749,225	62,462	155,403
Units redeemed	(853,770)	(1,377,265)	(1,379,228)	(1,749,176)	(516,447)	(475,997)	(589,634)	(850,283)

Ending units	2,352,559	2,651,292	4,103,841	4,400,289	1,421,023	1,422,326	1,905,594	2,432,766

(Continued)

36

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	HIBF3		GEM		GEM3		GEM6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,515,382	3,835,163	(20,558)	3,525	(566,214)	60,086	(19,010)	(6,599)
Realized gain (loss) on investments	13,861,200	(6,350,245)	(64,651)	(218,211)	(11,714,634)	(16,893,431)	(260,475)	(323,330)
Change in unrealized gain (loss) on investments	(12,613,795)	20,999,703	360,262	1,118,599	19,225,413	39,070,874	397,489	737,136
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,762,787	18,484,621	275,053	903,913	6,944,565	22,237,529	118,004	407,207

Equity transactions:
Purchase payments received from contract owners (note 3)	832,954	787,358	66,253	111,599	1,209,703	1,620,444	34,861	13,067
Transfers between funds	(21,181,442)	9,912,116	(156,085)	(94,119)	(1,774,128)	2,701,712	4,713	149,929
Redemptions (note 3)	(6,722,168)	(7,197,760)	(455,737)	(417,217)	(8,480,529)	(7,332,600)	(276,463)	(150,590)
Annuity benefits	(28,975)	(44,044)	(5,551)	(3,275)	(34,168)	(24,429)	-	-
Contract maintenance charges (note 2)	(345)	(385)	(59)	(85)	(2,888)	(3,113)	-	-
Contingent deferred sales charges (note 2)	(6,167)	(11,277)	(450)	(840)	(24,382)	(22,375)	(201)	(636)
Adjustments to maintain reserves	(3,089)	776	(191)	(123)	202	(481)	109	5

Net equity transactions	(27,109,232)	3,446,784	(551,820)	(404,060)	(9,106,190)	(3,060,842)	(236,981)	11,775

Net change in contract owners’ equity	(23,346,445)	21,931,405	(276,767)	499,853	(2,161,625)	19,176,687	(118,977)	418,982
Contract owners’ equity beginning of period	60,646,897	38,715,492	2,225,227	1,725,374	59,267,422	40,090,735	1,113,594	694,612

Contract owners’ equity end of period	$37,300,452	60,646,897	1,948,460	2,225,227	57,105,797	59,267,422	994,617	1,113,594

CHANGES IN UNITS:
Beginning units	5,022,438	4,616,958	92,773	117,608	2,343,389	2,568,733	57,783	57,587
Units purchased	3,367,157	4,610,564	1,647	10,065	515,837	1,093,399	8,913	20,399
Units redeemed	(5,647,397)	(4,205,084)	(23,635)	(34,900)	(897,453)	(1,318,743)	(21,367)	(20,203)

Ending units	2,742,198	5,022,438	70,785	92,773	1,961,773	2,343,389	45,329	57,783

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGU1		GVGU		GIG		GIG3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$87	587	34,536	243,639	(3,036)	(909)	(49,963)	(37,503)
Realized gain (loss) on investments	(10,224)	(875)	(1,733,405)	(5,829,198)	56,569	(111,347)	(5,227,492)	(8,949,644)
Change in unrealized gain (loss) on investments	9,323	1,828	1,366,564	5,619,924	(10,389)	352,373	7,913,535	14,475,264
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(814)	1,540	(332,305)	34,365	43,144	240,117	2,636,080	5,488,117

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	123,574	205,331	32,910	45,772	316,040	445,688
Transfers between funds	(21,384)	-	(8,183,900)	(5,017,490)	(361,742)	291,336	(1,220,819)	829,819
Redemptions (note 3)	230	(2,262)	(927,733)	(1,771,067)	(137,485)	(199,034)	(4,266,072)	(3,648,045)
Annuity benefits	(40)	(113)	-	-	(829)	(2,300)	(98)	(23)
Contract maintenance charges (note 2)	-	-	(99)	(149)	(40)	(54)	(603)	(663)
Contingent deferred sales charges (note 2)	-	-	(2,235)	(3,064)	(432)	(249)	(12,154)	(12,229)
Adjustments to maintain reserves	1	(4)	(152)	(345)	(265)	127	(552)	(668)

Net equity transactions	(21,193)	(2,379)	(8,990,545)	(6,586,784)	(467,883)	135,598	(5,184,257)	(2,386,121)

Net change in contract owners’ equity	(22,007)	(839)	(9,322,850)	(6,552,419)	(424,739)	375,715	(2,548,177)	3,101,996
Contract owners’ equity beginning of period	22,007	22,846	9,322,850	15,875,269	1,191,175	815,460	27,492,057	24,390,061

Contract owners’ equity end of period	$-	22,007	-	9,322,850	766,436	1,191,175	24,943,880	27,492,057

CHANGES IN UNITS:
Beginning units	1,356	1,501	617,366	1,126,815	108,942	95,197	1,606,441	1,835,707
Units purchased	14	-	46,767	213,262	5,025	47,278	309,157	751,390
Units redeemed	(1,370)	(145)	(664,133)	(722,711)	(51,250)	(33,533)	(616,230)	(980,656)

Ending units	-	1,356	-	617,366	62,717	108,942	1,299,368	1,606,441

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVIE6		GEF		GEF3		NVNMO1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(237)	(160)	(5,958)	(2,595)	(8,220)	(6,123)	(851,277)	(356,697)
Realized gain (loss) on investments	(3,832)	(3,944)	472,938	253,741	(1,368,173)	(1,704,366)	2,969,870	973,687
Change in unrealized gain (loss) on investments	9,569	14,274	178,383	1,263,513	1,844,986	2,900,358	2,178,031	10,041,102
Reinvested capital gains	-	-	-	-	-	-	7,570,839	220,910

Net increase (decrease) in contract owners’ equity resulting from operations	5,500	10,170	645,363	1,514,659	468,593	1,189,869	11,867,463	10,879,002

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	23,764	51,268	143,754	270,709	1,520,229	937,904
Transfers between funds	-	21,133	(289,502)	(354,850)	(986,988)	(321,583)	(9,478,834)	96,213,801
Redemptions (note 3)	(4,230)	(4,258)	(1,220,039)	(1,199,210)	(989,354)	(921,308)	(14,703,827)	(6,087,874)
Annuity benefits	(1,765)	(873)	(3,212)	(2,579)	-	-	(16,807)	(6,304)
Contract maintenance charges (note 2)	1	-	(115)	(142)	(203)	(233)	(1,861)	(638)
Contingent deferred sales charges (note 2)	-	-	(753)	(633)	(2,080)	(2,562)	(19,979)	(7,118)
Adjustments to maintain reserves	6	12	(366)	4,386	307	(494)	4,583	(6,927)

Net equity transactions	(5,988)	16,014	(1,490,222)	(1,501,760)	(1,834,564)	(975,471)	(22,696,497)	91,042,844

Net change in contract owners’ equity	(488)	26,184	(844,859)	12,899	(1,365,971)	214,398	(10,829,034)	101,921,846
Contract owners’ equity beginning of period	56,219	30,035	8,047,951	8,035,052	6,481,949	6,267,551	102,052,823	130,977

Contract owners’ equity end of period	$55,731	56,219	7,203,092	8,047,951	5,115,978	6,481,949	91,223,789	102,052,823

CHANGES IN UNITS:
Beginning units	8,052	5,501	586,309	726,959	352,465	421,671	13,082,723	24,053
Units purchased	28	3,378	1,764	17,983	30,337	85,154	956,878	15,151,610
Units redeemed	(927)	(827)	(112,578)	(158,633)	(130,594)	(154,360)	(3,818,384)	(2,092,940)

Ending units	7,153	8,052	475,495	586,309	252,208	352,465	10,221,217	13,082,723

(Continued)

39

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(16,370)	(31,173)	(27)	(11)	(15,416)	(3,206)	(23,647)	42,214
Realized gain (loss) on investments	454,570	(2,091,723)	7	1	260,027	(369,652)	293,238	(244,151)
Change in unrealized gain (loss) on investments	302,498	3,083,853	374	169	(134,930)	886,321	387,632	988,580
Reinvested capital gains	-	-	-	-	188,921	529	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	740,698	960,957	354	159	298,602	513,992	657,223	786,643

Equity transactions:
Purchase payments received from contract owners (note 3)	241,728	147,305	-	-	197,959	326,945	215,456	662,845
Transfers between funds	(1,410,734)	(2,202,180)	-	1,534	110,790	525,761	4,834,439	2,254,009
Redemptions (note 3)	(806,825)	(938,577)	-	-	(302,268)	(289,877)	(1,370,476)	(753,576)
Annuity benefits	(575)	(395)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(767)	(1,020)	-	-	(383)	(74)	(138)	(75)
Contingent deferred sales charges (note 2)	(4,318)	(6,181)	-	-	(1,233)	(222)	(10,695)	(225)
Adjustments to maintain reserves	44	3,889	-	2	(34)	146	(41)	(109)

Net equity transactions	(1,981,448)	(2,997,159)	-	1,536	4,831	562,679	3,668,545	2,162,869

Net change in contract owners’ equity	(1,240,750)	(2,036,202)	354	1,695	303,433	1,076,671	4,325,768	2,949,512
Contract owners’ equity beginning of period	4,381,839	6,418,041	1,695	-	2,370,573	1,293,902	5,985,142	3,035,630

Contract owners’ equity end of period	$3,141,089	4,381,839	2,049	1,695	2,674,006	2,370,573	10,310,910	5,985,142

CHANGES IN UNITS:
Beginning units	545,466	1,045,538	217	-	291,521	203,409	589,939	382,103
Units purchased	204,391	182,907	-	217	134,326	243,321	672,494	386,459
Units redeemed	(431,164)	(682,979)	-	-	(136,676)	(155,209)	(300,200)	(178,623)

Ending units	318,693	545,466	217	217	289,171	291,521	962,233	589,939

(Continued)

40

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(23,121)	6,189	4,113	77,900	(62,698)	68,923	(44,462)	12,827
Realized gain (loss) on investments	(72,225)	(512,697)	403,070	(94,790)	294,009	(585,543)	353,810	(409,788)
Change in unrealized gain (loss) on investments	596,301	1,335,014	(84,730)	526,732	1,497,093	2,605,933	511,762	1,241,673
Reinvested capital gains	204	-	125,034	11,379	-	620	-	2,043

Net increase (decrease) in contract owners’ equity resulting from operations	501,159	828,506	447,487	521,221	1,728,404	2,089,933	821,110	846,755

Equity transactions:
Purchase payments received from contract owners (note 3)	178,334	201,435	416,266	89,458	1,516,375	1,611,034	365,806	1,293,097
Transfers between funds	2,064,489	886,720	3,455,185	4,172,111	7,467,967	5,586,811	2,315,760	1,421,546
Redemptions (note 3)	(729,333)	(2,059,944)	(1,237,401)	(1,199,870)	(2,919,401)	(1,937,222)	(757,811)	(261,619)
Annuity benefits	(889)	-	(25,006)	(17,163)	(78,588)	(48,497)	(74,432)	(20,564)
Contract maintenance charges (note 2)	(171)	(43)	(212)	(87)	(860)	(299)	(523)	(169)
Contingent deferred sales charges (note 2)	(1,410)	(6,456)	(1,606)	(5,579)	(1,839)	(7,725)	(1,890)	(368)
Adjustments to maintain reserves	(175)	(122)	4,310	68,962	(730)	(197)	(2,531)	(90)

Net equity transactions	1,510,846	(978,410)	2,611,536	3,107,832	5,982,924	5,203,905	1,844,379	2,431,833

Net change in contract owners’ equity	2,012,005	(149,904)	3,059,023	3,629,053	7,711,328	7,293,838	2,665,489	3,278,588
Contract owners’ equity beginning of period	4,022,814	4,172,718	6,234,788	2,605,735	12,911,239	5,617,401	5,551,785	2,273,197

Contract owners’ equity end of period	$6,034,819	4,022,814	9,293,811	6,234,788	20,622,567	12,911,239	8,217,274	5,551,785

CHANGES IN UNITS:
Beginning units	418,388	559,727	581,196	283,337	1,273,021	742,815	487,057	303,444
Units purchased	303,563	368,003	579,372	617,478	1,252,700	1,009,155	479,194	374,682
Units redeemed	(141,929)	(509,342)	(352,869)	(319,619)	(613,597)	(478,949)	(262,451)	(191,069)

Ending units	580,022	418,388	807,699	581,196	1,912,124	1,273,021	703,800	487,057

(Continued)

41

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(9,863)	56,727	130,680	93,347	4,669	5,007	55,159	77,279
Realized gain (loss) on investments	557,537	(115,908)	321,224	126,672	4,039	3,675	203,794	74,825
Change in unrealized gain (loss) on investments	(49,399)	707,744	(113,371)	10,632	15,054	7,583	(79,871)	27,689
Reinvested capital gains	13,578	3,640	81,541	33,675	7,760	3,187	89,656	71,400

Net increase (decrease) in contract owners’ equity resulting from operations	511,853	652,203	420,074	264,326	31,522	19,452	268,738	251,193

Equity transactions:
Purchase payments received from contract owners (note 3)	414,056	387,857	305,088	101,829	-	-	14,847	19,118
Transfers between funds	2,453,693	2,538,399	2,690,069	6,628,168	109,708	579,089	266,457	3,536,367
Redemptions (note 3)	(1,051,497)	(1,132,337)	(2,394,549)	(914,752)	(19,869)	(30,807)	(722,306)	(383,426)
Annuity benefits	(4,982)	(1,247)	(14,531)	(10,261)	-	-	(8,224)	(5,681)
Contract maintenance charges (note 2)	(186)	(117)	(486)	(194)	-	-	(45)	(39)
Contingent deferred sales charges (note 2)	(438)	(12,815)	(3,295)	(1,026)	-	(42)	(62)	(179)
Adjustments to maintain reserves	(2)	(115)	(253)	(153)	(10)	(40)	(105)	(35)

Net equity transactions	1,810,643	1,779,625	582,043	5,803,611	89,829	548,200	(449,439)	3,166,125

Net change in contract owners’ equity	2,322,496	2,431,828	1,002,117	6,067,937	121,351	567,652	(180,701)	3,417,318
Contract owners’ equity beginning of period	6,156,078	3,724,250	7,229,509	1,161,572	668,098	100,446	3,969,618	552,300

Contract owners’ equity end of period	$8,478,574	6,156,078	8,231,626	7,229,509	789,449	668,098	3,788,917	3,969,618

CHANGES IN UNITS:
Beginning units	633,405	445,889	669,759	109,155	63,999	10,259	344,564	53,319
Units purchased	560,817	579,509	686,476	1,182,533	10,355	58,175	263,446	727,470
Units redeemed	(395,699)	(391,993)	(633,905)	(621,929)	(2,158)	(4,435)	(300,475)	(436,225)

Ending units	798,523	633,405	722,330	669,759	72,196	63,999	307,535	344,564

(Continued)

42

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRF		TRF2		GVGF1		GVGFS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(70,290)	329,455	(8,093)	(5,093)	(2)	(5)	(1,414)	(3,798)
Realized gain (loss) on investments	(4,115,477)	(13,766,520)	(60,171)	(41,969)	(1,713)	(630)	273,692	(2,226,308)
Change in unrealized gain (loss) on investments	17,958,649	39,345,162	137,224	196,791	1,776	1,717	(202,660)	3,488,754
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,772,882	25,908,097	68,960	149,729	61	1,082	69,618	1,258,648

Equity transactions:
Purchase payments received from contract owners (note 3)	2,684,534	3,027,289	600	2,545	-	-	12,558	49,757
Transfers between funds	(325,992)	(3,906,228)	(61,800)	92,192	(3,863)	-	(4,235,395)	(720,768)
Redemptions (note 3)	(19,229,198)	(19,382,011)	(240,080)	(59,751)	90	(722)	(179,724)	(763,555)
Annuity benefits	(90,425)	(77,505)	-	-	-	-	(140)	(351)
Contract maintenance charges (note 2)	(8,457)	(9,736)	-	-	-	-	(34)	(72)
Contingent deferred sales charges (note 2)	(27,681)	(40,798)	(70)	(358)	-	-	(325)	(2,065)
Adjustments to maintain reserves	(14,076)	(9,969)	(22)	(53)	(1)	(1)	(247)	(410)

Net equity transactions	(17,011,295)	(20,398,958)	(301,372)	34,575	(3,773)	(723)	(4,403,308)	(1,437,464)

Net change in contract owners’ equity	(3,238,413)	5,509,139	(232,412)	184,304	(3,712)	359	(4,333,690)	(178,816)
Contract owners’ equity beginning of period	128,617,738	123,108,599	855,533	671,229	3,712	3,353	4,333,690	4,512,506

Contract owners’ equity end of period	$125,379,325	128,617,738	623,121	855,533	-	3,712	-	4,333,690

CHANGES IN UNITS:
Beginning units	11,511,657	13,778,445	90,233	87,219	294	346	331,596	450,548
Units purchased	923,449	949,645	329	15,800	-	-	17,482	210,482
Units redeemed	(2,448,098)	(3,216,433)	(31,466)	(12,786)	(294)	(52)	(349,078)	(329,434)

Ending units	9,987,008	11,511,657	59,096	90,233	-	294	-	331,596

(Continued)

43

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GBF		GBF2		CAF		GVGH1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,256,010	7,729,164	73,932	149,087	(119,366)	(134,438)	(63)	(597)
Realized gain (loss) on investments	4,949,691	2,882,260	44,449	(139,562)	1,693,588	1,006,038	(4,216)	(3,992)
Change in unrealized gain (loss) on investments	(8,988,636)	(10,019,570)	(138,379)	(110,847)	3,194,497	6,655,242	5,196	14,445
Reinvested capital gains	9,655,851	4,461,069	301,802	155,671	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,872,916	5,052,923	281,804	54,349	4,768,719	7,526,842	917	9,856

Equity transactions:
Purchase payments received from contract owners (note 3)	3,784,154	5,878,536	91,844	193,855	592,577	1,969,591	(862)	(28)
Transfers between funds	(6,455,822)	(33,027,493)	(162,632)	(674,907)	(701,182)	(127,600)	(67,831)	(7,613)
Redemptions (note 3)	(53,526,215)	(80,250,764)	(2,787,357)	(2,014,478)	(3,513,337)	(5,899,400)	322	(1,857)
Annuity benefits	(213,211)	(228,905)	(696)	(55,880)	(6,461)	(5,782)	195	(1,598)
Contract maintenance charges (note 2)	(5,562)	(7,141)	-	-	(2,895)	(3,200)	-	-
Contingent deferred sales charges (note 2)	(64,767)	(188,318)	(2,903)	(12,578)	(6,149)	(6,233)	-	-
Adjustments to maintain reserves	(26,512)	(8,301)	16	(7,454)	(34)	(20,567)	532	456

Net equity transactions	(56,507,935)	(107,832,386)	(2,861,729)	(2,571,442)	(3,637,481)	(4,093,191)	(67,643)	(10,640)

Net change in contract owners’ equity	(45,635,019)	(102,779,463)	(2,579,925)	(2,517,093)	1,131,238	3,433,651	(66,726)	(784)
Contract owners’ equity beginning of period	301,631,836	404,411,299	10,532,755	13,049,848	29,752,271	26,318,620	66,726	67,510

Contract owners’ equity end of period	$255,996,817	301,631,836	7,952,830	10,532,755	30,883,509	29,752,271	-	66,726

CHANGES IN UNITS:
Beginning units	18,571,113	25,449,213	853,076	1,063,595	4,093,988	4,801,429	5,321	6,333
Units purchased	4,156,549	4,886,085	67,725	70,196	256,602	670,273	-	60
Units redeemed	(7,546,702)	(11,764,185)	(294,308)	(280,715)	(750,145)	(1,377,714)	(5,321)	(1,072)

Ending units	15,180,960	18,571,113	626,493	853,076	3,600,445	4,093,988	-	5,321

(Continued)

44

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGHS		GVIX8		GVIDA		NVDBL2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(11,460)	(119,380)	28,670	40,228	209,884	(101,730)	6,984	7,688
Realized gain (loss) on investments	(255,140)	(4,891,975)	(453,341)	(499,950)	(4,398,101)	(5,708,040)	39,309	411
Change in unrealized gain (loss) on investments	494,241	6,261,895	596,544	1,085,420	10,097,082	14,175,669	233,886	33,357
Reinvested capital gains	-	-	-	-	-	2,648,715	7,419	10,743

Net increase (decrease) in contract owners’ equity resulting from operations	227,641	1,250,540	171,873	625,698	5,908,865	11,014,614	287,598	52,199

Equity transactions:
Purchase payments received from contract owners (note 3)	151,079	161,972	39,542	50,672	1,345,721	1,718,914	20,233	27,200
Transfers between funds	(12,880,293)	(4,063,238)	219,618	765,939	(2,966,055)	(3,348,295)	2,294,762	1,429,039
Redemptions (note 3)	(920,670)	(2,018,199)	(378,317)	(189,841)	(6,600,800)	(4,800,538)	(93,544)	(3,515)
Annuity benefits	(778)	(2,381)	(1,984)	(1,762)	(67,557)	(58,595)	(1,073)	(92)
Contract maintenance charges (note 2)	(205)	(556)	(121)	(130)	(7,634)	(8,358)	(2)	-
Contingent deferred sales charges (note 2)	(2,931)	(8,782)	(846)	(979)	(42,772)	(43,507)	(1)	-
Adjustments to maintain reserves	(1,375)	(460)	(42)	(145)	550	(916)	(487)	(7)

Net equity transactions	(13,655,173)	(5,931,644)	(122,150)	623,754	(8,338,547)	(6,541,295)	2,219,888	1,452,625

Net change in contract owners’ equity	(13,427,532)	(4,681,104)	49,723	1,249,452	(2,429,682)	4,473,319	2,507,486	1,504,824
Contract owners’ equity beginning of period	13,427,532	18,108,636	3,074,462	1,825,010	51,941,164	47,467,845	1,504,824	-

Contract owners’ equity end of period	$-	13,427,532	3,124,185	3,074,462	49,511,482	51,941,164	4,012,310	1,504,824

CHANGES IN UNITS:
Beginning units	1,040,801	1,656,216	362,938	274,031	4,157,079	4,774,409	127,959	-
Units purchased	105,509	517,957	97,028	222,842	530,279	809,695	231,565	151,707
Units redeemed	(1,146,310)	(1,133,372)	(114,125)	(133,935)	(1,208,563)	(1,427,025)	(42,112)	(23,748)

Ending units	-	1,040,801	345,841	362,938	3,478,795	4,157,079	317,412	127,959

(Continued)

45

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVDCA2		GVIDC		GVIDM		GVDMA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(144)	5,318	632,101	438,883	2,275,051	796,940	877,238	(10,638)
Realized gain (loss) on investments	16,632	9,014	(528,713)	(2,079,314)	(5,364,250)	(12,417,527)	(6,689,409)	(8,221,910)
Change in unrealized gain (loss) on investments	42,983	35,288	2,486,787	6,448,554	29,044,386	54,473,664	20,329,521	31,899,916
Reinvested capital gains	1,686	3,978	166,254	338,752	-	6,890,545	-	6,127,577

Net increase (decrease) in contract owners’ equity resulting from operations	61,157	53,598	2,756,429	5,146,875	25,955,187	49,743,622	14,517,350	29,794,945

Equity transactions:
Purchase payments received from contract owners (note 3)	62,507	19,579	693,146	909,838	6,189,021	7,574,577	3,372,128	3,992,577
Transfers between funds	276,757	829,455	2,750,386	3,438,277	(6,674,460)	33,576,689	(3,347,695)	(6,673,971)
Redemptions (note 3)	(46,453)	(137,898)	(13,802,346)	(17,890,855)	(60,863,833)	(51,636,339)	(29,224,210)	(21,146,166)
Annuity benefits	(1,119)	(626)	(81,383)	(107,081)	(679,775)	(560,852)	(340,024)	(312,574)
Contract maintenance charges (note 2)	(10)	-	(1,480)	(1,453)	(13,622)	(14,619)	(16,360)	(18,082)
Contingent deferred sales charges (note 2)	-	(436)	(31,184)	(44,090)	(98,793)	(220,931)	(100,196)	(102,831)
Adjustments to maintain reserves	(82)	(7)	8,815	2,065	(28)	299,532	3,965	(3,794)

Net equity transactions	291,600	710,067	(10,464,046)	(13,693,299)	(62,141,490)	(10,981,943)	(29,652,392)	(24,264,841)

Net change in contract owners’ equity	352,757	763,665	(7,707,617)	(8,546,424)	(36,186,303)	38,761,679	(15,135,042)	5,530,104
Contract owners’ equity beginning of period	763,665	-	63,356,378	71,902,802	316,270,533	277,508,854	154,063,379	148,533,275

Contract owners’ equity end of period	$1,116,422	763,665	55,648,761	63,356,378	280,084,230	316,270,533	138,928,337	154,063,379

CHANGES IN UNITS:
Beginning units	61,529	-	5,109,651	6,279,027	24,580,501	25,414,593	11,933,118	14,184,832
Units purchased	65,897	73,997	1,032,488	2,162,702	2,680,321	9,343,606	1,564,260	1,844,241
Units redeemed	(48,767)	(12,468)	(1,853,304)	(3,332,078)	(7,563,396)	(10,177,698)	(3,911,508)	(4,095,955)

Ending units	78,659	61,529	4,288,835	5,109,651	19,697,426	24,580,501	9,585,870	11,933,118

(Continued)

46

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDMC		GVUS1		GVUSL		MCIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$875,377	485,910	-	(1)	(14,298)	(16,986)	119,223	(214,565)
Realized gain (loss) on investments	(2,434,915)	(5,159,593)	-	(1,415)	(2,607,221)	(2,145,245)	668,115	(5,066,068)
Change in unrealized gain (loss) on investments	7,721,154	15,166,898	-	1,719	2,869,155	3,736,000	24,964,675	34,901,409
Reinvested capital gains	-	1,566,703	-	-	-	-	124,371	3,360,831

Net increase (decrease) in contract owners’ equity resulting from operations	6,161,616	12,059,918	-	303	247,636	1,573,769	25,876,384	32,981,607

Equity transactions:
Purchase payments received from contract owners (note 3)	2,746,268	1,767,196	-	3	39,077	144,864	1,747,583	2,425,750
Transfers between funds	(1,303,103)	(5,429,253)	-	(2,048)	(6,051,091)	(856,503)	(4,952,259)	(6,339,940)
Redemptions (note 3)	(24,105,332)	(18,570,063)	-	-	(308,255)	(832,822)	(21,847,242)	(18,602,115)
Annuity benefits	(141,521)	(149,038)	-	(115)	-	-	(78,073)	(59,571)
Contract maintenance charges (note 2)	(3,902)	(4,169)	-	-	(62)	(182)	(3,095)	(3,478)
Contingent deferred sales charges (note 2)	(37,276)	(64,170)	-	-	(1,155)	(2,347)	(36,822)	(44,499)
Adjustments to maintain reserves	(1,128)	(1,448)	-	27	(73)	(371)	5,868	(2,995)

Net equity transactions	(22,845,994)	(22,450,945)	-	(2,133)	(6,321,559)	(1,547,361)	(25,164,039)	(22,626,848)

Net change in contract owners’ equity	(16,684,378)	(10,391,027)	-	(1,830)	(6,073,923)	26,408	712,345	10,354,759
Contract owners’ equity beginning of period	100,423,857	110,814,884	-	1,830	6,073,923	6,047,515	121,468,188	111,113,429

Contract owners’ equity end of period	$83,739,479	100,423,857	-	-	-	6,073,923	122,180,533	121,468,188

CHANGES IN UNITS:
Beginning units	7,849,777	9,861,417	-	221	503,325	663,781	5,661,511	7,039,039
Units purchased	1,007,203	1,604,697	-	1	10,996	111,763	570,629	914,484
Units redeemed	(2,815,498)	(3,616,337)	-	(222)	(514,321)	(272,219)	(1,683,298)	(2,292,012)

Ending units	6,041,482	7,849,777	-	-	-	503,325	4,548,842	5,661,511

(Continued)

47

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SAM		NVMIG1		NVMIG3		GVDIV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,967,836)	(5,902,070)	(28)	(8)	(249,869)	(72,282)	20	14
Realized gain (loss) on investments	-	-	(970)	-	2,081,973	(564,526)	(110)	(152)
Change in unrealized gain (loss) on investments	-	-	1,747	89	5,856,229	10,682,185	198	742
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,967,836)	(5,902,070)	749	81	7,688,333	10,045,377	108	604

Equity transactions:
Purchase payments received from contract owners (note 3)	30,568,583	45,261,229	-	-	921,875	377,466	-	-
Transfers between funds	54,146,452	(10,457,895)	1,928	10,877	(4,795,227)	65,275,959	-	-
Redemptions (note 3)	(194,917,158)	(318,490,773)	-	-	(11,118,397)	(5,072,674)	12	-
Annuity benefits	(465,152)	(491,537)	-	-	(10,093)	(4,426)	(218)	(197)
Contract maintenance charges (note 2)	(5,431)	(7,180)	-	-	(2,014)	(1,352)	-	-
Contingent deferred sales charges (note 2)	(153,731)	(544,656)	-	-	(17,269)	(8,182)	-	-
Adjustments to maintain reserves	(32,631)	(41,971)	1	0	2,958	1,000	0	10

Net equity transactions	(110,859,069)	(284,772,783)	1,929	10,877	(15,018,166)	60,567,791	(206)	(187)

Net change in contract owners’ equity	(114,826,905)	(290,674,853)	2,678	10,958	(7,329,833)	70,613,168	(98)	417
Contract owners’ equity beginning of period	397,239,251	687,914,104	10,958	-	74,482,633	3,869,465	2,718	2,301

Contract owners’ equity end of period	$282,412,346	397,239,251	13,636	10,958	67,152,800	74,482,633	2,620	2,718

CHANGES IN UNITS:
Beginning units	31,981,566	55,065,021	813	-	9,022,689	634,973	230	249
Units purchased	23,226,328	28,887,352	827	813	494,833	9,754,515	1	-
Units redeemed	(32,271,241)	(51,970,807)	(744)	-	(2,310,109)	(1,366,799)	(19)	(19)

Ending units	22,936,653	31,981,566	896	813	7,207,413	9,022,689	212	230

(Continued)

48

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDIV3		GVDIV6		NVMLG1		NVMLG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$143,054	163,276	1,061	1,565	(255,676)	(10,587)	(17,717)	(5,212)
Realized gain (loss) on investments	(3,812,622)	(9,583,270)	(315,994)	(288,045)	1,206,613	117,088	43,222	9,185
Change in unrealized gain (loss) on investments	4,243,150	13,736,670	328,212	482,139	668,604	1,119,818	41,508	121,142
Reinvested capital gains	-	-	-	-	1,118,211	-	39,440	-

Net increase (decrease) in contract owners’ equity resulting from operations	573,582	4,316,676	13,279	195,659	2,737,752	1,226,319	106,453	125,115

Equity transactions:
Purchase payments received from contract owners (note 3)	177,737	209,599	15,949	7,986	381,675	133,609	20,161	7,640
Transfers between funds	(1,482,147)	(5,313,468)	(28,201)	(76,757)	22,374,986	8,373,034	(167,564)	1,016,495
Redemptions (note 3)	(2,335,441)	(2,665,546)	(276,285)	(60,744)	(4,326,362)	(625,133)	(172,399)	(47,310)
Annuity benefits	-	-	(11,848)	(11,256)	(24,493)	(3,668)	(410)	-
Contract maintenance charges (note 2)	(692)	(979)	3	-	(1,312)	(375)	-	-
Contingent deferred sales charges (note 2)	(3,981)	(7,023)	(379)	(415)	(12,356)	(3,771)	(33)	(452)
Adjustments to maintain reserves	892	(4,427)	85	(30)	(10,064)	(230)	479	(178)

Net equity transactions	(3,643,632)	(7,781,844)	(300,676)	(141,216)	18,382,074	7,873,466	(319,767)	976,195

Net change in contract owners’ equity	(3,070,050)	(3,465,168)	(287,397)	54,443	21,119,826	9,099,785	(213,314)	1,101,310
Contract owners’ equity beginning of period	17,575,662	21,040,830	926,394	871,951	9,155,872	56,087	1,101,310	-

Contract owners’ equity end of period	$14,505,612	17,575,662	638,997	926,394	30,275,698	9,155,872	887,996	1,101,310

CHANGES IN UNITS:
Beginning units	1,150,634	1,767,075	67,302	78,668	1,116,209	8,873	138,048	-
Units purchased	116,963	206,674	6,945	10,201	3,481,033	1,296,479	1,661	147,615
Units redeemed	(362,446)	(823,115)	(34,832)	(21,567)	(1,362,057)	(189,143)	(42,301)	(9,567)

Ending units	905,151	1,150,634	39,415	67,302	3,235,185	1,116,209	97,408	138,048

(Continued)

49

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(26,704)	-	(50,722)	(7,222)	(1,152,256)	(551,450)	(92,638)	(35,244)
Realized gain (loss) on investments	(205,887)	-	163,146	176,869	5,261,698	956,178	257,437	54,026
Change in unrealized gain (loss) on investments	130,707	-	132,358	479,467	19,775,865	14,618,887	1,462,680	840,857
Reinvested capital gains	348,076	-	207,149	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	246,192	-	451,931	649,114	23,885,307	15,023,615	1,627,479	859,639

Equity transactions:
Purchase payments received from contract owners (note 3)	100,366	-	60,112	56,414	1,918,724	749,257	111,284	(179,166)
Transfers between funds	11,324,576	-	(444,967)	5,007,591	(5,160,556)	98,434,637	(407,884)	6,974,862
Redemptions (note 3)	(1,417,191)	-	(898,416)	(301,422)	(16,017,711)	(8,122,814)	(831,937)	(311,969)
Annuity benefits	(336)	-	(8,507)	(4,392)	(65,043)	(29,805)	-	-
Contract maintenance charges (note 2)	(70)	-	(26)	(14)	(3,826)	(6,880)	-	-
Contingent deferred sales charges (note 2)	(886)	-	(1,890)	(414)	(28,692)	(19,255)	-	-
Adjustments to maintain reserves	480	-	539	(481)	4,206	182,396	1,132	202,264

Net equity transactions	10,006,939	-	(1,293,155)	4,757,282	(19,352,899)	91,187,536	(1,127,405)	6,685,991

Net change in contract owners’ equity	10,253,131	-	(841,224)	5,406,396	4,532,408	106,211,151	500,074	7,545,630
Contract owners’ equity beginning of period	-	-	5,500,205	93,809	107,746,945	1,535,794	7,545,630	-

Contract owners’ equity end of period	$10,253,131	-	4,658,981	5,500,205	112,279,353	107,746,945	8,045,704	7,545,630

CHANGES IN UNITS:
Beginning units	-	-	671,187	14,426	13,643,300	246,427	970,197	-
Units purchased	1,317,023	-	70,763	988,782	909,181	15,743,231	61,705	1,080,778
Units redeemed	(338,531)	-	(231,653)	(332,021)	(3,228,254)	(2,346,358)	(203,292)	(110,581)

Ending units	978,492	-	510,297	671,187	11,324,227	13,643,300	828,610	970,197

(Continued)

50

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMMV2		SCGF		SCGF2		SCVF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$95,347	11,971	(301,985)	(300,305)	(9,617)	(9,891)	(609,409)	(616,864)
Realized gain (loss) on investments	2,955,674	(309,902)	(1,319,049)	(9,436,388)	(5,150)	(50,848)	(9,908,916)	(23,805,570)
Change in unrealized gain (loss) on investments	6,142,025	9,580,160	7,327,167	15,353,901	118,205	175,458	36,677,316	48,274,125
Reinvested capital gains	3,384,013	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,577,059	9,282,229	5,706,133	5,617,208	103,438	114,719	26,158,991	23,851,691

Equity transactions:
Purchase payments received from contract owners (note 3)	1,112,267	640,896	525,121	542,505	40,677	10,502	1,837,780	2,547,344
Transfers between funds	(5,140,546)	74,469,147	537,786	(748,929)	11,475	(23,356)	(5,510,180)	(6,924,056)
Redemptions (note 3)	(14,112,991)	(6,047,743)	(4,500,541)	(4,659,719)	(242,049)	(95,335)	(20,079,069)	(19,846,277)
Annuity benefits	(18,824)	(6,144)	(9,546)	(7,580)	(28)	(23)	(48,647)	(38,527)
Contract maintenance charges (note 2)	(1,836)	(959)	(970)	(1,075)	-	-	(3,175)	(3,576)
Contingent deferred sales charges (note 2)	(21,522)	(12,899)	(6,395)	(14,531)	(83)	(921)	(30,708)	(55,664)
Adjustments to maintain reserves	2,562	(17,051)	1,115	(978)	129	(42)	6,726	10,761

Net equity transactions	(18,180,890)	69,025,247	(3,453,429)	(4,890,307)	(189,879)	(109,175)	(23,827,274)	(24,309,995)

Net change in contract owners’ equity	(5,603,831)	78,307,476	2,252,704	726,901	(86,441)	5,544	2,331,717	(458,304)
Contract owners’ equity beginning of period	81,378,423	3,070,947	27,829,313	27,102,412	594,603	589,059	120,541,715	121,000,019

Contract owners’ equity end of period	$75,774,592	81,378,423	30,082,017	27,829,313	508,162	594,603	122,873,432	120,541,715

CHANGES IN UNITS:
Beginning units	9,387,443	457,440	2,405,794	2,959,328	75,333	93,131	5,299,089	6,639,101
Units purchased	521,586	10,720,008	304,958	1,220,209	8,273	6,620	404,505	844,761
Units redeemed	(2,522,203)	(1,790,005)	(617,202)	(1,773,743)	(31,045)	(24,418)	(1,395,285)	(2,184,773)

Ending units	7,386,826	9,387,443	2,093,550	2,405,794	52,561	75,333	4,308,309	5,299,089

(Continued)

51

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCVF2		SCF		SCF2		MSBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(17,392)	(15,781)	(982,254)	(972,767)	(49,211)	(44,888)	3,800,350	6,530,047
Realized gain (loss) on investments	(210,338)	(271,750)	(14,481,957)	(26,582,315)	(435,338)	(382,040)	(3,154,503)	(10,117,568)
Change in unrealized gain (loss) on investments	482,568	545,360	40,966,066	60,450,689	1,030,722	1,181,110	6,246,020	19,485,737
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	254,838	257,829	25,501,855	32,895,607	546,173	754,182	6,891,867	15,898,216

Equity transactions:
Purchase payments received from contract owners (note 3)	18,027	8,482	1,747,711	2,318,107	30,524	22,966	877,761	1,057,996
Transfers between funds	47,389	(49,723)	(7,532,828)	(8,103,761)	(113,999)	(31,923)	(2,492,534)	4,321,755
Redemptions (note 3)	(371,757)	(187,795)	(20,789,293)	(18,951,199)	(680,848)	(421,203)	(15,912,675)	(14,469,332)
Annuity benefits	(81)	(65)	(54,923)	(48,346)	-	-	(36,117)	(37,430)
Contract maintenance charges (note 2)	-	-	(3,265)	(3,619)	-	-	(769)	(890)
Contingent deferred sales charges (note 2)	(130)	(1,409)	(28,046)	(36,717)	(186)	(1,164)	(12,191)	(24,276)
Adjustments to maintain reserves	260	(88)	11,456	(1,697)	(54)	(77)	(279)	(4,052)

Net equity transactions	(306,292)	(230,598)	(26,649,188)	(24,827,232)	(764,564)	(431,401)	(17,576,804)	(9,156,229)

Net change in contract owners’ equity	(51,454)	27,231	(1,147,333)	8,068,375	(218,391)	322,781	(10,684,937)	6,741,987
Contract owners’ equity beginning of period	1,336,545	1,309,314	126,050,167	117,981,792	2,898,029	2,575,248	81,077,095	74,335,108

Contract owners’ equity end of period	$1,285,091	1,336,545	124,902,834	126,050,167	2,679,638	2,898,029	70,392,158	81,077,095

CHANGES IN UNITS:
Beginning units	123,050	148,938	6,145,117	7,666,352	239,791	281,038	5,382,701	6,067,116
Units purchased	20,872	9,550	279,565	837,288	6,640	18,552	773,497	3,305,125
Units redeemed	(48,616)	(35,438)	(1,524,061)	(2,358,523)	(65,528)	(59,799)	(1,892,973)	(3,989,540)

Ending units	95,306	123,050	4,900,621	6,145,117	180,903	239,791	4,263,225	5,382,701

(Continued)

52

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVSTB2		GGTC		GGTC3		GVUG1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$28,580	151,754	(3,345)	(8,699)	(37,987)	(82,737)	(1,493)	(3,867)
Realized gain (loss) on investments	39,677	198,733	10,772	(89,116)	2,043,904	(2,469,685)	(73,314)	(91,588)
Change in unrealized gain (loss) on investments	152,590	(86,287)	16,283	435,935	(1,758,726)	5,596,497	86,661	143,606
Reinvested capital gains	29,857	71,628	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	250,704	335,828	23,710	338,120	247,191	3,044,075	11,854	48,151

Equity transactions:
Purchase payments received from contract owners (note 3)	298,114	395,396	3,488	14,522	129,550	133,417	55,490	2,153
Transfers between funds	(2,043,408)	21,650,019	(920,719)	(7,149)	(11,621,237)	5,686,652	(299,850)	(85,265)
Redemptions (note 3)	(4,234,794)	(2,581,989)	(66,498)	(134,738)	(456,715)	(1,053,719)	(6,531)	(17,701)
Annuity benefits	(52,052)	(6,115)	464	-	298	-	(1,328)	(12,725)
Contract maintenance charges (note 2)	(137)	(72)	(49)	(93)	(124)	(400)	-	-
Contingent deferred sales charges (note 2)	(2,788)	(5,266)	(40)	(218)	(1,469)	(3,539)	-	(46)
Adjustments to maintain reserves	(251)	(2,095)	569	(1,086)	366	(537)	(11)	2,075

Net equity transactions	(6,035,316)	19,449,878	(982,785)	(128,762)	(11,949,331)	4,761,874	(252,230)	(111,509)

Net change in contract owners’ equity	(5,784,612)	19,785,706	(959,075)	209,358	(11,702,140)	7,805,949	(240,376)	(63,358)
Contract owners’ equity beginning of period	21,844,420	2,058,714	959,075	749,717	11,702,140	3,896,191	240,376	303,734

Contract owners’ equity end of period	$16,059,808	21,844,420	-	959,075	-	11,702,140	-	240,376

CHANGES IN UNITS:
Beginning units	2,035,595	208,273	318,647	374,006	1,054,005	530,725	21,372	32,147
Units purchased	356,966	3,219,165	13,228	49,478	155,204	1,053,538	-	509
Units redeemed	(923,375)	(1,391,843)	(331,875)	(104,837)	(1,209,209)	(530,258)	(21,372)	(11,284)

Ending units	1,469,186	2,035,595	-	318,647	-	1,054,005	-	21,372

(Continued)

53

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVUGL		NVOLG1		NVOLG2		NVTIV3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(29,860)	(91,617)	(315,593)	(1,438)	(13,974)	(54)	32,413	(10,213)
Realized gain (loss) on investments	(2,198,108)	(1,460,729)	3,352	5,055	7,683	1	486,042	96,170
Change in unrealized gain (loss) on investments	2,576,510	3,173,287	1,595,745	49,810	41,915	532	(877,268)	925,808
Reinvested capital gains	-	-	142,197	24,039	3,683	210	536,722	9,524

Net increase (decrease) in contract owners’ equity resulting from operations	348,542	1,620,941	1,425,701	77,466	39,307	689	177,909	1,021,289

Equity transactions:
Purchase payments received from contract owners (note 3)	51,468	115,559	784,417	36,434	144,922	-	186,591	148,858
Transfers between funds	(7,919,489)	(531,914)	503,227,250	1,381,379	13,169,143	11,961	(1,504,029)	5,012,489
Redemptions (note 3)	(332,749)	(1,078,097)	(6,877,641)	(19,805)	(384,477)	-	(882,523)	(325,490)
Annuity benefits	-	-	(21,200)	(2,192)	(44)	-	-	-
Contract maintenance charges (note 2)	(76)	(283)	(919)	-	-	-	(884)	(446)
Contingent deferred sales charges (note 2)	(1,635)	(3,862)	(10,115)	(30)	-	-	(5,815)	(2,487)
Adjustments to maintain reserves	(149)	(446)	(41,058)	23	(93,181)	(1)	62	(96)

Net equity transactions	(8,202,629)	(1,499,043)	497,060,734	1,395,809	12,836,363	11,960	(2,206,599)	4,832,828

Net change in contract owners’ equity	(7,854,087)	121,898	498,486,435	1,473,275	12,875,670	12,649	(2,028,690)	5,854,117
Contract owners’ equity beginning of period	7,854,087	7,732,189	1,473,275	-	12,649	-	5,854,117	-

Contract owners’ equity end of period	$-	7,854,087	499,959,710	1,473,275	12,888,319	12,649	3,825,427	5,854,117

CHANGES IN UNITS:
Beginning units	657,631	806,416	103,250	-	983	-	452,463	-
Units purchased	48,568	133,367	36,704,839	109,948	965,172	983	93,255	520,692
Units redeemed	(706,199)	(282,152)	(1,364,432)	(6,698)	(31,933)	-	(264,575)	(68,229)

Ending units	-	657,631	35,443,657	103,250	934,222	983	281,143	452,463

(Continued)

54

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	EIF		NVRE1		AMTB		PMVFAD
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$94,843	(9,310)	757,013	387,712	1,265,874	1,945,679	10,380	2,940
Realized gain (loss) on investments	(804,439)	(11,417,909)	6,326,928	406,496	(1,520,958)	(2,370,986)	38,029	17,171
Change in unrealized gain (loss) on investments	4,346,272	17,755,765	10,699,688	14,255,390	1,473,189	3,884,748	347,535	(144,552)
Reinvested capital gains	-	-	8,019,861	317,124	-	-	61,485	52,958

Net increase (decrease) in contract owners’ equity resulting from operations	3,636,676	6,328,546	25,803,490	15,366,722	1,218,105	3,459,441	457,429	(71,483)

Equity transactions:
Purchase payments received from contract owners (note 3)	416,056	633,988	1,507,534	845,889	487,181	759,366	106,465	191,525
Transfers between funds	(1,274,946)	(3,866,340)	(3,298,660)	87,805,724	5,874,730	1,640,479	3,240,563	3,828,542
Redemptions (note 3)	(5,439,290)	(5,409,728)	(18,180,312)	(5,252,274)	(6,715,242)	(5,386,545)	(569,757)	(71,188)
Annuity benefits	(36,153)	(33,553)	(42,365)	(17,314)	(42,135)	(31,941)	-	-
Contract maintenance charges (note 2)	(1,397)	(1,525)	(3,288)	(1,186)	(705)	(978)	(33)	(3)
Contingent deferred sales charges (note 2)	(11,309)	(13,075)	(30,265)	(12,920)	(13,088)	(15,287)	(799)	-
Adjustments to maintain reserves	3,626	3,662	9,466	(15,158)	(1,079)	(2,584)	162	(552)

Net equity transactions	(6,343,413)	(8,686,571)	(20,037,890)	83,352,761	(410,339)	(3,037,490)	2,776,601	3,948,324

Net change in contract owners’ equity	(2,706,737)	(2,358,025)	5,765,600	98,719,483	807,766	421,951	3,234,030	3,876,841
Contract owners’ equity beginning of period	30,155,588	32,513,613	99,594,873	875,390	29,544,196	29,122,245	3,876,841	-

Contract owners’ equity end of period	$27,448,851	30,155,588	105,360,473	99,594,873	30,351,962	29,544,196	7,110,871	3,876,841

CHANGES IN UNITS:
Beginning units	2,805,689	3,874,794	13,652,000	155,589	2,844,136	3,139,734	356,059	-
Units purchased	319,972	1,223,671	2,138,368	16,533,236	1,617,972	1,798,215	552,224	402,169
Units redeemed	(903,835)	(2,292,776)	(4,579,636)	(3,036,825)	(1,652,809)	(2,093,813)	(305,327)	(46,110)

Ending units	2,221,826	2,805,689	11,210,732	13,652,000	2,809,299	2,844,136	602,956	356,059

(Continued)

55

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVLAD		AVB		AVBV2		AVCA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$114,429	71,650	1,293	11,247	(696)	(45,701)	(512)	(473)
Realized gain (loss) on investments	(1,151)	53,928	(25,010)	(35,375)	1,164	(2,494,621)	(425)	(3,163)
Change in unrealized gain (loss) on investments	819,202	(476,075)	38,809	84,838	3,029	4,135,944	13,429	18,958
Reinvested capital gains	111,657	752,997	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,044,137	402,500	15,092	60,710	3,497	1,595,622	12,492	15,322

Equity transactions:
Purchase payments received from contract owners (note 3)	1,135,801	384,387	1,192	1,436	-	39,197	760	809
Transfers between funds	18,926,314	18,223,964	(38,417)	64,468	(800)	(4,727,337)	1,349	2,984
Redemptions (note 3)	(5,728,438)	(1,136,626)	(124,506)	(81,231)	(6,200)	(589,656)	(22,649)	(2,691)
Annuity benefits	(20,238)	(897)	-	-	(3,456)	(7,864)	-	-
Contract maintenance charges (note 2)	(389)	(159)	-	-	-	(16)	-	-
Contingent deferred sales charges (note 2)	(5,351)	(2,269)	-	(143)	(191)	(3,631)	(7)	-
Adjustments to maintain reserves	146	(2,127)	-	(33)	(353)	1,550	(44)	18

Net equity transactions	14,307,846	17,466,273	(161,731)	(15,503)	(11,001)	(5,287,757)	(20,592)	1,120

Net change in contract owners’ equity	15,351,983	17,868,773	(146,639)	45,207	(7,504)	(3,692,135)	(8,100)	16,442
Contract owners’ equity beginning of period	17,868,773	-	347,836	302,629	81,041	3,773,176	101,643	85,201

Contract owners’ equity end of period	$33,220,756	17,868,773	201,197	347,836	73,537	81,041	93,543	101,643

CHANGES IN UNITS:
Beginning units	1,622,430	-	37,731	43,568	8,622	642,858	11,670	11,674
Units purchased	3,177,618	1,925,296	3,101	9,801	-	1,589,336	353	1,547
Units redeemed	(1,905,505)	(302,866)	(20,641)	(15,638)	(1,214)	(2,223,572)	(2,663)	(1,551)

Ending units	2,894,543	1,622,430	20,191	37,731	7,408	8,622	9,360	11,670

(Continued)

56

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVCA2		AVCD2		AVGI		AVCE2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(12,101)	(15,357)	(17,716)	(18,555)	(2,022)	3,062	(10,444)	(4,892)
Realized gain (loss) on investments	47,087	(653,222)	189,048	(1,059,596)	849	(15,695)	(11,774)	(130,015)
Change in unrealized gain (loss) on investments	107,799	847,275	37,163	1,561,643	39,686	96,347	75,200	378,687
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	142,785	178,696	208,495	483,492	38,513	83,714	52,982	243,780

Equity transactions:
Purchase payments received from contract owners (note 3)	31,183	29,481	28,033	18,343	109,460	932	16,674	46,151
Transfers between funds	(22,323)	49,890	(490,017)	375,153	(37,188)	159,540	(47,361)	(22,976)
Redemptions (note 3)	(191,957)	(115,412)	(386,621)	(252,991)	(120,463)	(47,950)	(319,586)	(416,537)
Annuity benefits	(6,936)	(6,353)	(6,122)	(5,588)	-	-	-	-
Contract maintenance charges (note 2)	(19)	(12)	(37)	(37)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(133)	(625)	(809)	(15)	(444)	(238)	(701)
Adjustments to maintain reserves	714	(102)	1,921	(61)	53	(35)	(52)	(27)

Net equity transactions	(189,338)	(42,641)	(853,468)	134,010	(48,152)	112,043	(350,562)	(394,090)

Net change in contract owners’ equity	(46,553)	136,055	(644,973)	617,502	(9,639)	195,757	(297,580)	(150,310)
Contract owners’ equity beginning of period	1,225,189	1,089,134	1,893,780	1,276,278	497,604	301,847	1,105,384	1,255,694

Contract owners’ equity end of period	$1,178,636	1,225,189	1,248,807	1,893,780	487,965	497,604	807,804	1,105,384

CHANGES IN UNITS:
Beginning units	147,550	153,590	208,876	194,563	41,016	31,402	113,102	161,347
Units purchased	17,968	310,558	96,985	152,938	9,398	31,214	8,857	31,251
Units redeemed	(39,530)	(316,598)	(195,002)	(138,625)	(12,793)	(21,600)	(44,701)	(79,496)

Ending units	125,988	147,550	110,859	208,876	37,621	41,016	77,258	113,102

(Continued)

57

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	IVHS		IVRE		ALVGIB		ALVPGB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,212)	(640)	13,388	(2,797)	(27,989)	26,461	(25,029)	(30,964)
Realized gain (loss) on investments	(11,304)	(15,792)	(62,711)	(99,902)	(169,440)	(146,518)	81,174	(15,601)
Change in unrealized gain (loss) on investments	15,412	37,517	101,454	183,658	349,649	378,153	57,337	552,953
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,896	21,085	52,131	80,959	152,220	258,096	113,482	506,388

Equity transactions:
Purchase payments received from contract owners (note 3)	28,996	47,700	52,424	53,079	30,499	9,203	7,558	6,637
Transfers between funds	16,421	1,223	31,583	57,318	34,087	(21,351)	(61,100)	42,661
Redemptions (note 3)	(62,720)	(31,969)	(102,990)	(92,839)	(405,101)	(146,232)	(463,820)	(178,233)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(393)	(143)	(696)	(504)	(46)	(734)	(2)	(1,276)
Adjustments to maintain reserves	41	(35)	(8)	129	(45)	(85)	(36)	(45)

Net equity transactions	(17,655)	16,776	(19,687)	17,183	(340,606)	(159,199)	(517,400)	(130,256)

Net change in contract owners’ equity	(14,759)	37,861	32,444	98,142	(188,386)	98,897	(403,918)	376,132
Contract owners’ equity beginning of period	117,816	79,955	310,149	212,007	1,636,759	1,537,862	2,012,131	1,635,999

Contract owners’ equity end of period	$103,057	117,816	342,593	310,149	1,448,373	1,636,759	1,608,213	2,012,131

CHANGES IN UNITS:
Beginning units	11,235	9,622	36,267	32,265	174,315	193,493	204,515	224,033
Units purchased	1,785	4,846	9,825	16,035	7,491	7,220	7,165	19,043
Units redeemed	(3,585)	(3,233)	(11,618)	(12,033)	(42,492)	(26,398)	(60,352)	(38,561)

Ending units	9,435	11,235	34,474	36,267	139,314	174,315	151,328	204,515

(Continued)

58

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ALVSVB		ACVIG		ACVIG2		ACVIP2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(113,166)	(42,903)	250,638	2,551,041	(10,180)	38,509	363,675	378,940
Realized gain (loss) on investments	1,627,372	(1,672,575)	(1,500,432)	(4,122,880)	(60,331)	(79,087)	430,039	279,678
Change in unrealized gain (loss) on investments	(42,881)	2,909,210	9,073,806	11,595,005	232,364	260,358	1,833,868	5,203,620
Reinvested capital gains	-	185,907	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,471,325	1,379,639	7,824,012	10,023,166	161,853	219,780	2,627,582	5,862,238

Equity transactions:
Purchase payments received from contract owners (note 3)	413,404	441,523	1,079,139	1,891,827	956	22,596	1,367,541	1,535,740
Transfers between funds	2,092,442	2,486,770	(2,552,379)	(2,980,691)	17,163	(104,473)	3,711,324	8,913,674
Redemptions (note 3)	(1,649,000)	(560,153)	(11,337,777)	(13,774,170)	(260,961)	(170,185)	(11,601,803)	(13,079,376)
Annuity benefits	(33,065)	(11,522)	(25,688)	(15,181)	(355)	(314)	(138,370)	(112,563)
Contract maintenance charges (note 2)	(51)	(11)	(2,009)	(2,284)	-	-	(572)	(675)
Contingent deferred sales charges (note 2)	(2,547)	(4,900)	(13,967)	(30,625)	(249)	(1,450)	(14,110)	(29,974)
Adjustments to maintain reserves	6,275	(168)	1,382	(11,862)	52	134	15,755	(9,402)

Net equity transactions	827,459	2,351,539	(12,851,300)	(14,922,986)	(243,394)	(253,692)	(6,660,235)	(2,782,576)

Net change in contract owners’ equity	2,298,784	3,731,178	(5,027,288)	(4,899,820)	(81,541)	(33,912)	(4,032,653)	3,079,662
Contract owners’ equity beginning of period	8,017,358	4,286,180	70,937,706	75,837,526	1,593,498	1,627,410	69,965,093	66,885,431

Contract owners’ equity end of period	$10,316,142	8,017,358	65,910,418	70,937,706	1,511,957	1,593,498	65,932,440	69,965,093

CHANGES IN UNITS:
Beginning units	714,580	548,109	5,855,561	7,348,426	163,644	192,829	5,478,989	5,726,351
Units purchased	1,273,259	1,098,414	275,300	678,235	5,259	8,633	1,402,286	2,759,557
Units redeemed	(1,235,934)	(931,943)	(1,322,853)	(2,171,100)	(29,701)	(37,818)	(1,918,542)	(3,006,919)

Ending units	751,905	714,580	4,808,008	5,855,561	139,202	163,644	4,962,733	5,478,989

(Continued)

59

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVI		ACVI3		ACVMV1		ACVMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$18,876	522,401	907	423,708	112,302	217,041	1,730	6,786
Realized gain (loss) on investments	89,442	(382,532)	3,455	(4,188,834)	628,565	(2,746,240)	(10,687)	(17,351)
Change in unrealized gain (loss) on investments	149,839	5,793,211	11,279	8,574,650	828,738	3,868,246	88,017	95,962
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	258,157	5,933,080	15,641	4,809,524	1,569,605	1,339,047	79,060	85,397

Equity transactions:
Purchase payments received from contract owners (note 3)	227,972	347,839	1,317	605,607	264,638	270,822	54,972	66,866
Transfers between funds	414,611	(37,065,738)	(9,551)	(33,156,089)	(94,656)	145,612	37,626	(6)
Redemptions (note 3)	(570,723)	(3,132,269)	(5,421)	(2,786,638)	(1,847,730)	(1,392,453)	(15,608)	(9,350)
Annuity benefits	(2,972)	(10,067)	(591)	(833)	-	-	(38,685)	(26,335)
Contract maintenance charges (note 2)	-	(470)	(23)	(570)	(395)	(446)	29	-
Contingent deferred sales charges (note 2)	(2,599)	(3,720)	-	(9,158)	(2,536)	(3,224)	(59)	(74)
Adjustments to maintain reserves	312	(1,169)	81	(2,327)	(280)	(7,042)	110	72

Net equity transactions	66,601	(39,865,594)	(14,187)	(35,350,008)	(1,680,960)	(986,731)	38,385	31,173

Net change in contract owners’ equity	324,758	(33,932,514)	1,454	(30,540,484)	(111,355)	352,316	117,445	116,570
Contract owners’ equity beginning of period	1,817,558	35,750,072	152,658	30,693,142	11,196,510	10,844,194	426,241	309,671

Contract owners’ equity end of period	$2,142,316	1,817,558	154,112	152,658	11,085,155	11,196,510	543,686	426,241

CHANGES IN UNITS:
Beginning units	125,256	3,336,445	11,571	3,095,336	1,084,995	1,333,554	35,520	32,785
Units purchased	35,942	32,933	1,166	306,073	491,391	939,514	7,663	6,339
Units redeemed	(29,308)	(3,244,122)	(2,261)	(3,389,838)	(662,325)	(1,188,073)	(4,338)	(3,604)

Ending units	131,890	125,256	10,476	11,571	914,061	1,084,995	38,845	35,520

(Continued)

60

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU1		ACVV		ACVV2		ACVVS1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(971)	(19,883)	752,716	8,182,037	(11,739)	146,653	-	(37,079)
Realized gain (loss) on investments	5,845	(3,220,488)	(40,368,903)	(39,690,837)	(941,497)	(742,671)	-	(4,259,450)
Change in unrealized gain (loss) on investments	12,279	3,911,438	54,692,187	58,222,005	1,268,133	1,224,611	-	4,669,213
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,153	671,067	15,076,000	26,713,205	314,897	628,593	-	372,684

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,593)	41,858	2,276,199	3,751,980	23,700	101,622	-	91,638
Transfers between funds	216,415	(4,682,652)	(166,200,809)	(16,858,472)	(3,666,891)	(78,197)	-	(5,906,629)
Redemptions (note 3)	(13,969)	(571,535)	(27,965,135)	(32,061,575)	(778,793)	(755,109)	-	(597,268)
Annuity benefits	-	(5,164)	(69,020)	(67,839)	-	-	-	-
Contract maintenance charges (note 2)	-	(216)	(3,986)	(5,064)	-	-	-	(163)
Contingent deferred sales charges (note 2)	7	(2,402)	(40,006)	(82,221)	(416)	(3,261)	-	(4,263)
Adjustments to maintain reserves	1	(208)	(6,020)	(52,433)	14	(136)	-	(17,322)

Net equity transactions	200,861	(5,220,319)	(192,008,777)	(45,375,624)	(4,422,386)	(735,081)	-	(6,434,007)

Net change in contract owners’ equity	218,014	(4,549,252)	(176,932,777)	(18,662,419)	(4,107,489)	(106,488)	-	(6,061,323)
Contract owners’ equity beginning of period	27,967	4,577,219	179,261,177	197,923,596	4,107,489	4,213,977	-	6,061,323

Contract owners’ equity end of period	$245,981	27,967	2,328,400	179,261,177	-	4,107,489	-	-

CHANGES IN UNITS:
Beginning units	3,041	624,611	10,383,543	13,651,071	358,036	431,804	-	889,566
Units purchased	22,418	67,042	541,204	1,681,592	13,643	36,112	-	88,029
Units redeemed	(1,844)	(688,612)	(10,807,086)	(4,949,120)	(371,679)	(109,880)	-	(977,595)

Ending units	23,615	3,041	117,661	10,383,543	-	358,036	-	-

(Continued)

61

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVVS2		DVSCS		DSIF		DSRG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(2,669)	(132,263)	326,799	2,328,617	3,106,179	(83,721)	(40,764)
Realized gain (loss) on investments	-	(220,605)	(590,013)	(13,196,435)	7,866,902	(6,831,586)	1,303,082	340,147
Change in unrealized gain (loss) on investments	-	245,455	6,113,604	12,778,447	32,392,551	54,567,717	4,273,277	11,413,547
Reinvested capital gains	-	-	-	4,079,322	-	20,763,529	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	22,181	5,391,328	3,988,133	42,588,070	71,605,839	5,492,638	11,712,930

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	385,397	444,988	7,546,756	11,940,758	1,493,947	2,331,393
Transfers between funds	(1,077)	(278,393)	(2,956,421)	(2,597,247)	(6,486,526)	(10,061,543)	(1,368,028)	(1,720,918)
Redemptions (note 3)	65	(4,993)	(4,509,403)	(3,076,052)	(49,955,688)	(54,297,090)	(6,404,196)	(6,699,361)
Annuity benefits	681	(13,204)	(46,739)	(37,157)	(168,231)	(144,647)	(5,866)	(4,984)
Contract maintenance charges (note 2)	-	-	(1,403)	(1,450)	(10,169)	(11,452)	(3,562)	(3,926)
Contingent deferred sales charges (note 2)	-	-	(8,890)	(14,586)	(106,802)	(128,538)	(21,625)	(27,806)
Adjustments to maintain reserves	331	66	(2,420)	(1,301)	(1,702)	(18,780)	(270)	(2,672)

Net equity transactions	-	(296,524)	(7,139,880)	(5,282,805)	(49,182,361)	(52,721,292)	(6,309,600)	(6,128,274)

Net change in contract owners’ equity	-	(274,343)	(1,748,552)	(1,294,672)	(6,594,291)	18,884,547	(816,962)	5,584,656
Contract owners’ equity beginning of period	-	274,343	28,810,209	30,104,881	354,077,849	335,193,302	45,808,835	40,224,179

Contract owners’ equity end of period	$-	-	27,061,657	28,810,209	347,483,558	354,077,849	44,991,873	45,808,835

CHANGES IN UNITS:
Beginning units	-	32,734	2,276,941	2,956,423	29,044,402	34,537,124	4,390,417	5,103,159
Units purchased	-	-	895,658	1,396,910	2,238,764	4,662,547	132,790	257,714
Units redeemed	-	(32,734)	(1,456,447)	(2,076,392)	(6,246,533)	(10,155,269)	(726,803)	(970,456)

Ending units	-	-	1,716,152	2,276,941	25,036,633	29,044,402	3,796,404	4,390,417

(Continued)

62

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DSRGS		DCAP		DCAPS		DSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,132)	(1,180)	608,923	841,126	3,143	14,969	(341)	503
Realized gain (loss) on investments	5,071	(10)	(1,187,204)	(3,114,475)	(23,319)	(142,826)	(64,814)	(10,035)
Change in unrealized gain (loss) on investments	6,784	30,275	7,903,281	8,565,347	216,900	254,207	93,355	40,653
Reinvested capital gains	-	-	-	4,248,521	-	159,016	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,723	29,085	7,325,000	10,540,519	196,724	285,366	28,200	31,121

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	1,044,411	1,513,681	23,451	43,397	1,538	1,659
Transfers between funds	67	(554)	2,389,306	(3,135,812)	2,186	(366,182)	(48,228)	4,345
Redemptions (note 3)	(34,626)	(11,097)	(8,524,120)	(9,343,972)	(365,825)	(278,198)	(46,431)	(2,958)
Annuity benefits	-	-	(47,863)	(34,187)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,421)	(1,631)	-	-	-	-
Contingent deferred sales charges (note 2)	(52)	-	(14,917)	(22,730)	(442)	(985)	-	(2)
Adjustments to maintain reserves	(9)	(29)	2,790	(4,931)	33	(86)	(33)	(1)

Net equity transactions	(34,620)	(11,680)	(5,151,814)	(11,029,582)	(340,596)	(602,054)	(93,154)	3,043

Net change in contract owners’ equity	(23,897)	17,405	2,173,186	(489,063)	(143,872)	(316,688)	(64,954)	34,164
Contract owners’ equity beginning of period	114,013	96,608	58,440,758	58,929,821	1,765,657	2,082,345	157,759	123,595

Contract owners’ equity end of period	$90,116	114,013	60,613,944	58,440,758	1,621,785	1,765,657	92,805	157,759

CHANGES IN UNITS:
Beginning units	12,253	13,576	4,306,442	5,283,363	170,902	243,047	17,873	17,445
Units purchased	14	-	559,236	731,917	5,043	16,642	1,894	1,660
Units redeemed	(3,671)	(1,323)	(960,614)	(1,708,838)	(36,569)	(88,787)	(11,602)	(1,232)

Ending units	8,596	12,253	3,905,064	4,306,442	139,376	170,902	8,165	17,873

(Continued)

63

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DVIV		FCA2S		FALFS		FHIBS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,915	6,977	(7,571)	(6,636)	2,345	577	211,859	294,877
Realized gain (loss) on investments	(59,593)	(1,733)	39,295	16,943	(117,852)	(59,811)	(185,299)	(251,671)
Change in unrealized gain (loss) on investments	59,025	62,504	23,346	45,309	121,201	77,495	314,327	1,273,309
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,347	67,748	55,070	55,616	5,694	18,261	340,887	1,316,515

Equity transactions:
Purchase payments received from contract owners (note 3)	52	-	776	1,728	1,603	165	21,309	88,043
Transfers between funds	-	-	157,657	(21,677)	(184,185)	(32,306)	149,801	(25,340)
Redemptions (note 3)	(141,182)	(46,316)	(171,031)	(83,210)	(10,203)	(605)	(1,536,207)	(497,383)
Annuity benefits	-	-	-	-	-	-	(188)	(155)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16)	(28)	(123)	(166)	-	-	(642)	(3,013)
Adjustments to maintain reserves	101	(57)	(19)	(22)	(14)	(21)	(10)	(346)

Net equity transactions	(141,045)	(46,401)	(12,740)	(103,347)	(192,798)	(32,767)	(1,365,937)	(438,194)

Net change in contract owners’ equity	(139,698)	21,347	42,330	(47,731)	(187,104)	(14,506)	(1,025,050)	878,321
Contract owners’ equity beginning of period	257,017	235,670	565,180	612,911	187,104	201,610	3,596,161	2,717,840

Contract owners’ equity end of period	$117,319	257,017	607,510	565,180	-	187,104	2,571,111	3,596,161

CHANGES IN UNITS:
Beginning units	16,864	20,031	58,283	70,121	23,209	27,949	242,434	273,394
Units purchased	3	-	20,823	2,667	221	122	25,470	41,843
Units redeemed	(9,522)	(3,167)	(22,258)	(14,505)	(23,430)	(4,862)	(113,551)	(72,803)

Ending units	7,345	16,864	56,848	58,283	-	23,209	154,353	242,434

(Continued)

64

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVMOS		FQB		FQBS		FC2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$74,613	42,765	5,949,717	8,644,914	205,478	291,955	(175,566)	(69,922)
Realized gain (loss) on investments	(136,793)	63,058	(1,515,432)	(4,351,727)	(57,150)	(239,255)	(2,399,028)	(367,177)
Change in unrealized gain (loss) on investments	87,939	(100,637)	6,203,379	22,969,480	257,906	1,024,685	3,800,265	3,402,497
Reinvested capital gains	-	106,126	-	-	-	-	4	2,859

Net increase (decrease) in contract owners’ equity resulting from operations	25,759	111,312	10,637,664	27,262,667	406,234	1,077,385	1,225,675	2,968,257

Equity transactions:
Purchase payments received from contract owners (note 3)	325	113,149	1,859,344	2,949,375	42,563	142,829	291,114	134,795
Transfers between funds	(2,969,387)	(287,918)	(665,029)	(3,406,293)	331,812	148,611	(10,375,269)	(279,751)
Redemptions (note 3)	(136,639)	(1,474,215)	(30,503,747)	(31,639,160)	(1,661,455)	(1,073,039)	(2,694,188)	(1,066,233)
Annuity benefits	-	-	(84,186)	(79,357)	(711)	(649)	(6,118)	(5,075)
Contract maintenance charges (note 2)	(19)	(73)	(1,744)	(2,117)	-	-	-	-
Contingent deferred sales charges (note 2)	(5)	(2,283)	(44,706)	(63,963)	(729)	(6,581)	(2,312)	(7,089)
Adjustments to maintain reserves	(5)	(131)	(1,032)	1,484	36	(209)	(9,030)	(110)

Net equity transactions	(3,105,731)	(1,651,471)	(29,441,100)	(32,240,031)	(1,288,484)	(789,038)	(12,795,802)	(1,223,463)

Net change in contract owners’ equity	(3,079,972)	(1,540,159)	(18,803,436)	(4,977,364)	(882,250)	288,347	(11,570,127)	1,744,794
Contract owners’ equity beginning of period	3,079,972	4,620,131	155,889,549	160,866,913	6,675,673	6,387,326	11,570,127	9,825,333

Contract owners’ equity end of period	$-	3,079,972	137,086,113	155,889,549	5,793,423	6,675,673	-	11,570,127

CHANGES IN UNITS:
Beginning units	312,243	469,126	10,095,439	12,428,184	538,177	606,570	871,508	983,215
Units purchased	4,914	687,721	1,229,240	2,509,896	63,893	95,819	45,160	47,702
Units redeemed	(317,157)	(844,604)	(3,070,513)	(4,842,641)	(162,267)	(164,212)	(916,668)	(159,409)

Ending units	-	312,243	8,254,166	10,095,439	439,803	538,177	-	871,508

(Continued)

65

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVSS2		FCS		FNRS2		FEIS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(17,794)	(16,308)	(3,557,943)	449,126	(186,296)	(207,409)	1,336,156	2,518,653
Realized gain (loss) on investments	(222,251)	(423,541)	(67,722,185)	(9,349,615)	(4,634,838)	(8,994,144)	(13,265,659)	(21,060,117)
Change in unrealized gain (loss) on investments	466,766	918,885	118,538,242	112,944,656	8,440,692	17,283,512	44,718,030	82,099,875
Reinvested capital gains	-	-	5,574	95,326	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	226,721	479,036	47,263,688	104,139,493	3,619,558	8,081,959	32,788,527	63,558,411

Equity transactions:
Purchase payments received from contract owners (note 3)	75,562	34,220	6,419,426	7,557,503	814,630	608,783	3,833,709	5,703,525
Transfers between funds	(113,277)	(121,310)	(377,376,752)	(16,322,870)	655,691	428,099	(12,455,202)	(11,638,804)
Redemptions (note 3)	(321,579)	(187,669)	(55,450,687)	(56,833,341)	(4,214,833)	(3,060,662)	(43,988,595)	(45,284,274)
Annuity benefits	-	-	(224,360)	(231,824)	(13,592)	(9,619)	(148,728)	(128,796)
Contract maintenance charges (note 2)	-	-	(11,048)	(13,111)	(1,035)	(1,232)	(4,753)	(5,514)
Contingent deferred sales charges (note 2)	(369)	(1,593)	(96,170)	(141,459)	(9,060)	(12,136)	(52,257)	(105,757)
Adjustments to maintain reserves	46	(68)	794	495	5,112	(1,163)	16,293	(6,861)

Net equity transactions	(359,617)	(276,420)	(426,738,797)	(65,984,607)	(2,763,087)	(2,047,930)	(52,799,533)	(51,466,481)

Net change in contract owners’ equity	(132,896)	202,616	(379,475,109)	38,154,886	856,471	6,034,029	(20,011,006)	12,091,930
Contract owners’ equity beginning of period	1,209,103	1,006,487	392,843,897	354,689,011	26,222,410	20,188,381	279,179,217	267,087,287

Contract owners’ equity end of period	$1,076,207	1,209,103	13,368,788	392,843,897	27,078,881	26,222,410	259,168,211	279,179,217

CHANGES IN UNITS:
Beginning units	107,421	137,880	21,380,872	25,997,531	2,882,823	3,165,031	21,467,817	26,543,981
Units purchased	10,945	14,581	1,403,770	2,629,810	1,012,466	1,806,123	1,142,619	2,748,863
Units redeemed	(41,489)	(45,040)	(22,156,948)	(7,246,469)	(1,341,225)	(2,088,331)	(5,142,055)	(7,825,027)

Ending units	76,877	107,421	627,694	21,380,872	2,554,064	2,882,823	17,468,381	21,467,817

(Continued)

66

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEI2		FF10S		FF10S2		FF20S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(22,950)	12,658	83,915	203,459	(17)	612	85,627	130,120
Realized gain (loss) on investments	(577,910)	(676,225)	(334,601)	(1,238,428)	(1,204)	(1,391)	(265,707)	(1,193,894)
Change in unrealized gain (loss) on investments	1,397,027	2,316,109	1,076,956	2,605,255	6,728	4,898	1,057,117	2,282,203
Reinvested capital gains	-	-	164,953	66,383	1,215	186	59,649	72,898

Net increase (decrease) in contract owners’ equity resulting from operations	796,167	1,652,542	991,223	1,636,669	6,722	4,305	936,686	1,291,327

Equity transactions:
Purchase payments received from contract owners (note 3)	89,382	54,387	282,750	129,372	43,594	5,325	576,927	555,955
Transfers between funds	(47,076)	(334,236)	1,598,798	16,418	-	-	1,850,106	1,171,251
Redemptions (note 3)	(1,669,047)	(870,048)	(1,767,128)	(1,512,357)	(3,997)	(3,552)	(1,332,398)	(1,778,574)
Annuity benefits	-	-	(7,933)	(3,025)	(6,173)	(2,514)	(7,203)	(6,127)
Contract maintenance charges (note 2)	-	-	(85)	(112)	(2)	-	(906)	(1,013)
Contingent deferred sales charges (note 2)	(589)	(6,326)	(844)	(1,212)	-	-	(4,774)	(8,648)
Adjustments to maintain reserves	150	(257)	1,532	(193)	6	(7)	1,046	(237)

Net equity transactions	(1,627,180)	(1,156,480)	107,090	(1,371,109)	33,427	(748)	1,082,797	(67,393)

Net change in contract owners’ equity	(831,013)	496,062	1,098,313	265,560	40,149	3,557	2,019,483	1,223,934
Contract owners’ equity beginning of period	7,577,401	7,081,339	8,321,128	8,055,568	25,849	22,292	6,451,443	5,227,509

Contract owners’ equity end of period	$6,746,388	7,577,401	9,419,441	8,321,128	65,998	25,849	8,470,926	6,451,443

CHANGES IN UNITS:
Beginning units	766,428	912,834	805,897	949,001	2,327	2,431	660,383	670,911
Units purchased	32,815	39,013	323,133	368,621	4,117	516	290,687	334,671
Units redeemed	(194,914)	(185,419)	(309,196)	(511,725)	(916)	(620)	(183,837)	(345,199)

Ending units	604,329	766,428	819,834	805,897	5,528	2,327	767,233	660,383

(Continued)

67

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FF20S2		FF30S		FF30S2		FGOS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$108	2,435	50,648	31,760	656	1,590	(224,637)	(142,042)
Realized gain (loss) on investments	(3,640)	(3,843)	(331,622)	(657,992)	(22,435)	(28,930)	4,288,142	(1,283,016)
Change in unrealized gain (loss) on investments	19,341	27,269	768,262	1,311,464	64,392	107,454	603,836	9,078,300
Reinvested capital gains	1,174	1,260	32,443	37,534	2,627	4,464	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,983	27,121	519,731	722,766	45,240	84,578	4,667,341	7,653,242

Equity transactions:
Purchase payments received from contract owners (note 3)	-	58,655	256,562	412,910	-	18,750	349,664	607,535
Transfers between funds	-	-	1,538,730	296,988	-	-	(24,597,702)	(430,007)
Redemptions (note 3)	(3,418)	(3,330)	(542,867)	(480,995)	(16,891)	(15,312)	(3,221,134)	(3,500,957)
Annuity benefits	(7,979)	(6,111)	-	-	(24,763)	(20,830)	(761)	(610)
Contract maintenance charges (note 2)	(2)	-	(1,643)	(1,831)	(7)	-	(346)	(392)
Contingent deferred sales charges (note 2)	-	-	(3,972)	(8,861)	-	-	(4,433)	(7,078)
Adjustments to maintain reserves	10	39	(258)	(134)	60	47	2,367	(1,480)

Net equity transactions	(11,389)	49,253	1,246,553	218,077	(41,601)	(17,345)	(27,472,345)	(3,332,989)

Net change in contract owners’ equity	5,594	76,374	1,766,284	940,843	3,639	67,233	(22,805,004)	4,320,253
Contract owners’ equity beginning of period	148,069	71,695	3,312,351	2,371,508	359,536	292,303	23,532,857	19,212,604

Contract owners’ equity end of period	$153,663	148,069	5,078,635	3,312,351	363,175	359,536	727,853	23,532,857

CHANGES IN UNITS:
Beginning units	13,725	8,292	357,399	329,992	33,564	35,261	2,823,689	3,325,249
Units purchased	74	6,477	224,627	168,081	129	2,373	156,537	283,300
Units redeemed	(1,098)	(1,044)	(103,850)	(140,674)	(3,961)	(4,070)	(2,906,758)	(784,860)

Ending units	12,701	13,725	478,176	357,399	29,732	33,564	73,468	2,823,689

(Continued)

68

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGS		FG2		FHIS		FHISR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,531,273)	(1,248,715)	(48,607)	(46,062)	3,685,777	3,915,354	4,211,478	2,705,280
Realized gain (loss) on investments	8,031,789	1,146,420	79,074	(17,209)	(2,488,184)	(6,426,537)	7,385,023	(2,907,003)
Change in unrealized gain (loss) on investments	27,213,484	37,767,384	482,723	699,170	5,975,252	24,264,875	(5,627,418)	12,952,030
Reinvested capital gains	554,337	135,846	8,857	2,341	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,268,337	37,800,935	522,047	638,240	7,172,845	21,753,692	5,969,083	12,750,307

Equity transactions:
Purchase payments received from contract owners (note 3)	3,438,081	4,923,811	25,625	42,834	208,455	405,054	1,153,873	1,481,323
Transfers between funds	(2,750,486)	(7,586,619)	(29,643)	(118,867)	(2,569,392)	(4,295,463)	21,877,472	13,592,533
Redemptions (note 3)	(25,745,466)	(27,523,069)	(664,152)	(484,433)	(11,567,067)	(11,651,175)	(8,455,627)	(8,605,629)
Annuity benefits	(78,062)	(66,999)	-	-	(24,901)	(30,048)	-	-
Contract maintenance charges (note 2)	(7,918)	(8,961)	-	-	(757)	(933)	(282)	(255)
Contingent deferred sales charges (note 2)	(40,192)	(63,986)	(286)	(2,063)	(10,882)	(18,388)	(6,848)	(18,567)
Adjustments to maintain reserves	9,693	(39,191)	110	(85)	506	(2,732)	(754)	13,542

Net equity transactions	(25,174,349)	(30,365,014)	(668,346)	(562,614)	(13,964,039)	(15,593,685)	14,567,834	6,462,947

Net change in contract owners’ equity	9,093,988	7,435,921	(146,299)	75,626	(6,791,194)	6,160,007	20,536,917	19,213,254
Contract owners’ equity beginning of period	171,446,910	164,010,989	2,922,370	2,846,744	64,748,174	58,588,167	43,660,512	24,447,258

Contract owners’ equity end of period	$180,540,898	171,446,910	2,776,071	2,922,370	57,956,980	64,748,174	64,197,429	43,660,512

CHANGES IN UNITS:
Beginning units	15,488,178	18,900,121	341,722	418,764	5,487,281	7,073,592	4,212,440	3,359,844
Units purchased	1,060,782	1,596,266	10,202	19,031	178,927	280,336	4,877,236	5,211,288
Units redeemed	(3,289,012)	(5,008,209)	(85,264)	(96,073)	(1,311,037)	(1,866,647)	(3,573,245)	(4,358,692)

Ending units	13,259,948	15,488,178	266,660	341,722	4,355,171	5,487,281	5,516,431	4,212,440

(Continued)

69

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FIGBS		FMCS		FMC2		FOS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,710,135	4,988,563	(351,186)	(150,203)	(154,580)	(115,031)	36,932	192,343
Realized gain (loss) on investments	1,262,221	92,206	(2,007,535)	(3,751,495)	(435,506)	(266,661)	225,391	(818,682)
Change in unrealized gain (loss) on investments	1,384,792	3,537,944	12,405,724	13,063,566	2,606,641	2,947,511	1,925,014	5,401,185
Reinvested capital gains	823,517	280,887	138,430	166,121	28,966	41,280	38,823	69,697

Net increase (decrease) in contract owners’ equity resulting from operations	5,180,665	8,899,600	10,185,433	9,327,989	2,045,521	2,607,099	2,226,160	4,844,543

Equity transactions:
Purchase payments received from contract owners (note 3)	1,750,474	1,239,489	1,153,140	714,233	297,673	213,947	53,916	128,780
Transfers between funds	3,705,855	26,837,411	11,513,647	6,761,487	(42,209)	(594,628)	(1,045,082)	(1,372,725)
Redemptions (note 3)	(15,779,296)	(12,122,959)	(6,724,718)	(4,806,391)	(2,198,100)	(991,418)	(2,968,356)	(3,143,138)
Annuity benefits	(149,732)	(89,688)	(347)	(247)	(91,762)	(82,092)	(10,203)	(9,857)
Contract maintenance charges (note 2)	(2,076)	(2,193)	(1,150)	(1,207)	35	-	(136)	(150)
Contingent deferred sales charges (note 2)	(26,456)	(23,763)	(11,712)	(17,890)	(1,535)	(4,752)	(2,113)	(2,911)
Adjustments to maintain reserves	(598)	(2,203)	(287)	(1,012)	2,699	(135)	4	(571)

Net equity transactions	(10,501,829)	15,836,094	5,928,573	2,648,973	(2,033,199)	(1,459,078)	(3,971,970)	(4,400,572)

Net change in contract owners’ equity	(5,321,164)	24,735,694	16,114,006	11,976,962	12,322	1,148,021	(1,745,810)	443,971
Contract owners’ equity beginning of period	79,570,081	54,834,387	36,897,069	24,920,107	9,000,268	7,852,247	23,385,449	22,941,478

Contract owners’ equity end of period	$74,248,917	79,570,081	53,011,075	36,897,069	9,012,590	9,000,268	21,639,639	23,385,449

CHANGES IN UNITS:
Beginning units	6,353,808	4,984,533	3,928,131	3,606,217	463,361	562,586	1,697,629	2,082,989
Units purchased	1,991,982	4,195,848	2,118,829	1,961,305	37,046	27,999	1,497	31,386
Units redeemed	(2,790,198)	(2,826,573)	(1,585,870)	(1,639,391)	(148,151)	(127,224)	(294,561)	(416,746)

Ending units	5,555,592	6,353,808	4,461,090	3,928,131	352,256	463,361	1,404,565	1,697,629

(Continued)

70

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FO2R		FOSR		FVSS		FTVIS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(34,718)	1,809	30,633	322,873	(117,823)	(86,123)	2,715,300	2,716,316
Realized gain (loss) on investments	(334,369)	(159,778)	(3,433,701)	(2,918,825)	683,837	(10,648,667)	(3,344,936)	(3,933,797)
Change in unrealized gain (loss) on investments	691,385	1,198,551	6,910,124	10,854,503	2,514,617	16,182,156	6,055,740	13,010,258
Reinvested capital gains	7,606	16,122	65,465	126,166	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	329,904	1,056,704	3,572,521	8,384,717	3,080,631	5,447,366	5,426,104	11,792,777

Equity transactions:
Purchase payments received from contract owners (note 3)	57,470	16,923	520,502	976,482	308,892	564,622	1,819,993	1,008,436
Transfers between funds	(240,008)	(269,050)	(2,770,449)	(2,322,278)	(1,358,390)	1,576,674	3,897,858	9,095,924
Redemptions (note 3)	(1,280,028)	(605,831)	(7,117,613)	(6,663,567)	(2,526,337)	(2,292,687)	(8,221,679)	(6,127,284)
Annuity benefits	(157)	(141)	(53,675)	(45,500)	(12,529)	(12,462)	(82,129)	(66,936)
Contract maintenance charges (note 2)	-	-	(1,086)	(1,332)	(604)	(674)	(488)	(560)
Contingent deferred sales charges (note 2)	(438)	(3,045)	(20,081)	(24,426)	(5,800)	(6,887)	(4,392)	(11,631)
Adjustments to maintain reserves	763	99	3,531	(844)	2,589	(833)	1,681	(815)

Net equity transactions	(1,462,398)	(861,045)	(9,438,871)	(8,081,465)	(3,592,178)	(172,247)	(2,589,156)	3,897,134

Net change in contract owners’ equity	(1,132,494)	195,659	(5,866,350)	303,252	(511,547)	5,275,119	2,836,948	15,689,911
Contract owners’ equity beginning of period	5,356,655	5,160,996	42,278,986	41,975,734	16,075,975	10,800,856	50,121,963	34,432,052

Contract owners’ equity end of period	$4,224,161	5,356,655	36,412,636	42,278,986	15,564,428	16,075,975	52,958,911	50,121,963

CHANGES IN UNITS:
Beginning units	421,604	503,679	3,074,483	3,829,152	1,328,090	1,388,196	4,609,866	4,245,169
Units purchased	25,360	21,782	271,737	617,845	428,834	1,312,113	1,579,475	2,111,337
Units redeemed	(147,385)	(103,857)	(979,173)	(1,372,514)	(730,543)	(1,372,219)	(1,818,911)	(1,746,640)

Ending units	299,579	421,604	2,367,047	3,074,483	1,026,381	1,328,090	4,370,430	4,609,866

(Continued)

71

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVRD2		FTVSV2		FTVDM3		TIF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$751	(397)	(55,367)	57,997	28,102	155,824	169	1,172
Realized gain (loss) on investments	(4,387)	(28,427)	(18,937)	(3,972,025)	1,281,542	(3,560,166)	(24)	(4,239)
Change in unrealized gain (loss) on investments	115,813	114,005	4,240,044	6,859,070	588,045	8,512,987	1,658	10,892
Reinvested capital gains	-	-	-	625,297	-	24,970	-	2,020

Net increase (decrease) in contract owners’ equity resulting from operations	112,177	85,181	4,165,740	3,570,339	1,897,689	5,133,615	1,803	9,845

Equity transactions:
Purchase payments received from contract owners (note 3)	(60)	(31)	558,294	508,366	150,962	511,146	-	-
Transfers between funds	5,449	(19,582)	4,768,363	1,224,615	(37,098)	5,581,512	-	(19,000)
Redemptions (note 3)	(36,813)	(25,991)	(3,556,314)	(2,530,556)	(1,827,580)	(1,958,810)	261	-
Annuity benefits	(54,539)	(48,432)	(37,519)	(31,176)	(21,510)	(17,499)	(2,637)	(5,216)
Contract maintenance charges (note 2)	3	(3)	(661)	(505)	(279)	(254)	2	-
Contingent deferred sales charges (note 2)	(982)	(285)	(6,325)	(6,238)	(5,148)	(3,132)	-	-
Adjustments to maintain reserves	(52)	27	594	(170)	1,444	(490)	9	402

Net equity transactions	(86,993)	(94,297)	1,726,432	(835,664)	(1,739,209)	4,112,473	(2,365)	(23,814)

Net change in contract owners’ equity	25,184	(9,116)	5,892,172	2,734,675	158,480	9,246,088	(562)	(13,969)
Contract owners’ equity beginning of period	653,229	662,345	17,543,401	14,808,726	14,331,670	5,085,582	31,449	45,418

Contract owners’ equity end of period	$678,413	653,229	23,435,573	17,543,401	14,490,150	14,331,670	30,887	31,449

CHANGES IN UNITS:
Beginning units	63,352	74,256	2,007,761	2,135,224	1,279,742	746,789	2,121	4,144
Units purchased	1,751	872	1,522,698	1,237,657	797,722	1,171,780	25	46
Units redeemed	(9,708)	(11,776)	(1,386,523)	(1,365,120)	(955,766)	(638,827)	(200)	(2,069)

Ending units	55,395	63,352	2,143,936	2,007,761	1,121,698	1,279,742	1,946	2,121

(Continued)

72

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TIF3		FTVGI3		FTVFA2		AMGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$30,003	249,874	112,199	5,589,508	41,065	53,698	(3,592)	(255,906)
Realized gain (loss) on investments	(723,139)	(5,330,269)	886,022	601,497	290,145	(75,983)	31,150	1,490,078
Change in unrealized gain (loss) on investments	1,051,148	7,064,420	5,253,681	783,873	3,710	503,967	17,173	3,597,567
Reinvested capital gains	-	434,845	130,740	-	339	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	358,012	2,418,870	6,382,642	6,974,878	335,259	481,682	44,731	4,831,739

Equity transactions:
Purchase payments received from contract owners (note 3)	175,938	244,047	1,252,600	870,556	413,779	169,135	29	490,119
Transfers between funds	(1,691,337)	188,397	10,184,285	7,541,975	1,068,021	1,886,224	(34,684)	(40,111,750)
Redemptions (note 3)	(1,149,240)	(1,352,397)	(8,330,018)	(8,487,057)	(705,162)	(207,634)	(93,258)	(3,934,940)
Annuity benefits	(23,011)	(21,559)	(21,617)	(17,624)	(2,132)	(1,535)	-	(4,786)
Contract maintenance charges (note 2)	(172)	(621)	(609)	(595)	(29)	(11)	(34)	(497)
Contingent deferred sales charges (note 2)	(635)	(4,179)	(5,547)	(18,059)	(266)	(349)	-	(5,912)
Adjustments to maintain reserves	658	2,839	(752)	(710)	134	(75)	(33)	(1,493)

Net equity transactions	(2,687,799)	(943,473)	3,078,341	(111,514)	774,346	1,845,755	(127,979)	(43,569,259)

Net change in contract owners’ equity	(2,329,787)	1,475,397	9,460,983	6,863,364	1,109,605	2,327,437	(83,248)	(38,737,520)
Contract owners’ equity beginning of period	11,136,530	9,661,133	49,114,903	42,251,539	3,350,028	1,022,591	282,819	39,020,339

Contract owners’ equity end of period	$8,806,743	11,136,530	58,575,886	49,114,903	4,459,633	3,350,028	199,571	282,819

CHANGES IN UNITS:
Beginning units	1,082,482	1,248,884	3,437,497	3,465,329	392,225	152,212	24,926	3,174,895
Units purchased	233,083	795,098	1,513,557	1,834,558	262,187	326,533	1,086	268,648
Units redeemed	(517,551)	(961,500)	(1,318,016)	(1,862,390)	(176,268)	(86,520)	(9,903)	(3,418,617)

Ending units	798,014	1,082,482	3,633,038	3,437,497	478,144	392,225	16,109	24,926

(Continued)

73

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMINS		AMCG		AMTP		AMRS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(11,899)	(6,543)	(441,523)	(3,907)	(319,640)	(38)	(20,119)
Realized gain (loss) on investments	90	(915,404)	(20,163)	2,438,296	23,859	(48,266,083)	180	(1,711,142)
Change in unrealized gain (loss) on investments	(155)	1,231,409	123,210	5,956,056	482	63,903,225	703	2,204,244
Reinvested capital gains	-	-	-	-	-	48,357	-	47

Net increase (decrease) in contract owners’ equity resulting from operations	(65)	304,106	96,504	7,952,829	20,434	15,365,859	845	473,030

Equity transactions:
Purchase payments received from contract owners (note 3)	6	9,729	27,317	1,009,391	916	696,391	-	4,274
Transfers between funds	(665)	(1,773,116)	(7,233)	(68,841,092)	(445,039)	(56,709,043)	-	(2,580,828)
Redemptions (note 3)	-	(133,599)	(40,119)	(6,190,490)	(22,382)	(4,533,482)	-	(298,953)
Annuity benefits	729	(754)	(5,472)	(12,786)	(628)	(3,301)	(966)	(3,864)
Contract maintenance charges (note 2)	-	(47)	(39)	(1,290)	(3)	(964)	-	(75)
Contingent deferred sales charges (note 2)	-	(1,003)	-	(17,860)	(47)	(10,313)	-	(613)
Adjustments to maintain reserves	(5)	(282)	(845)	(146,605)	(65)	3,646	20	268

Net equity transactions	65	(1,899,072)	(26,392)	(74,200,732)	(467,248)	(60,557,066)	(946)	(2,879,791)

Net change in contract owners’ equity	-	(1,594,966)	70,112	(66,247,903)	(446,814)	(45,191,207)	(101)	(2,406,761)
Contract owners’ equity beginning of period	-	1,594,966	380,063	66,627,966	508,961	45,700,168	4,191	2,410,952

Contract owners’ equity end of period	$-	-	450,175	380,063	62,147	508,961	4,090	4,191

CHANGES IN UNITS:
Beginning units	-	266,109	27,121	4,899,483	49,029	5,238,503	422	408,423
Units purchased	14	57,193	4,636	270,584	1,044	1,028,680	-	701,280
Units redeemed	(14)	(323,302)	(6,195)	(5,142,946)	(45,472)	(6,218,154)	(91)	(1,109,281)

Ending units	-	-	25,562	27,121	4,601	49,029	331	422

(Continued)

74

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMFAS		AMSRS		OVCAFS		OVGR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(18,315)	(17,378)	(49,425)	32,115	(52,118)	(57,958)	(1,154,550)	(1,088,150)
Realized gain (loss) on investments	115,209	(411,072)	(921,657)	(940,646)	499,905	90,471	32,859,974	3,283,907
Change in unrealized gain (loss) on investments	84,375	668,003	1,817,749	1,734,978	(297,601)	1,112,075	(23,460,400)	45,618,716
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	181,269	239,553	846,667	826,447	150,186	1,144,588	8,245,024	47,814,473

Equity transactions:
Purchase payments received from contract owners (note 3)	6,555	96,002	67,214	39,954	51,833	30,340	2,395,647	3,415,732
Transfers between funds	304,995	392,183	6,175,326	(192,882)	(3,105,014)	(122,246)	(133,774,936)	(8,561,844)
Redemptions (note 3)	(259,474)	(279,741)	(890,578)	(522,286)	(649,855)	(521,700)	(19,332,815)	(24,301,499)
Annuity benefits	(3,070)	(3,247)	(6,213)	(5,382)	(451)	(437)	(92,751)	(94,474)
Contract maintenance charges (note 2)	(21)	(17)	(298)	(298)	-	-	(4,633)	(5,494)
Contingent deferred sales charges (note 2)	(21)	(1,413)	(1,245)	(1,255)	(235)	(2,179)	(30,003)	(58,902)
Adjustments to maintain reserves	(88)	(135)	270	(336)	(1,419)	(540)	(21,191)	(10,895)

Net equity transactions	48,877	203,632	5,344,477	(682,485)	(3,705,141)	(616,762)	(150,860,681)	(29,617,376)

Net change in contract owners’ equity	230,146	443,185	6,191,144	143,962	(3,554,955)	527,826	(142,615,657)	18,197,097
Contract owners’ equity beginning of period	1,512,386	1,069,201	3,574,047	3,430,085	3,554,955	3,027,129	146,007,388	127,810,291

Contract owners’ equity end of period	$1,742,532	1,512,386	9,765,191	3,574,047	-	3,554,955	3,391,731	146,007,388

CHANGES IN UNITS:
Beginning units	189,090	150,345	315,329	389,079	366,282	441,461	10,161,530	12,747,789
Units purchased	142,720	183,747	654,465	70,255	19,501	17,024	470,356	1,371,508
Units redeemed	(146,376)	(145,002)	(251,939)	(144,005)	(385,783)	(92,203)	(10,422,644)	(3,957,767)

Ending units	185,434	189,090	717,855	315,329	-	366,282	209,242	10,161,530

(Continued)

75

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGS3		OVGS		OVGSS		OVHI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$305,790	1,021,135	229,606	778,031	(15,026)	5,276	104,424	(17,897)
Realized gain (loss) on investments	440,510	(4,202,394)	5,468,830	3,057,837	354,292	209,682	312,340	(533,695)
Change in unrealized gain (loss) on investments	12,003,076	31,249,377	3,094,202	15,888,598	(1,021)	669,885	(141,364)	983,470
Reinvested capital gains	-	2,040,532	-	1,477,876	-	67,718	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,749,376	30,108,650	8,792,638	21,202,342	338,245	952,561	275,400	431,878

Equity transactions:
Purchase payments received from contract owners (note 3)	2,125,182	2,543,148	173,836	304,568	-	-	93,843	33,767
Transfers between funds	(5,148,751)	(6,027,544)	(4,261,584)	(5,094,575)	(110,944)	(132,383)	572,597	1,933,160
Redemptions (note 3)	(17,133,020)	(14,539,441)	(10,606,781)	(10,859,159)	(754,616)	(608,367)	(267,416)	(561,837)
Annuity benefits	(54,381)	(45,697)	(42,864)	(34,351)	(2,968)	(2,448)	-	-
Contract maintenance charges (note 2)	(3,361)	(3,871)	(664)	(750)	-	-	(16)	(14)
Contingent deferred sales charges (note 2)	(35,703)	(55,738)	(9,831)	(13,450)	(60)	(2,804)	(185)	(383)
Adjustments to maintain reserves	4,322	(3,179)	(2,671)	(4,794)	112	(145)	(118)	(65)

Net equity transactions	(20,245,712)	(18,132,322)	(14,750,558)	(15,702,511)	(868,476)	(746,147)	398,705	1,404,628

Net change in contract owners’ equity	(7,496,336)	11,976,328	(5,957,920)	5,499,831	(530,231)	206,414	674,105	1,836,506
Contract owners’ equity beginning of period	103,872,942	91,896,614	71,664,514	66,164,683	3,190,506	2,984,092	2,158,516	322,010

Contract owners’ equity end of period	$96,376,606	103,872,942	65,706,594	71,664,514	2,660,275	3,190,506	2,832,621	2,158,516

CHANGES IN UNITS:
Beginning units	5,462,572	6,681,809	5,899,391	7,350,485	234,040	299,786	859,349	160,909
Units purchased	512,611	883,118	61,868	517,075	1,716	-	953,478	1,487,261
Units redeemed	(1,556,823)	(2,102,355)	(1,234,672)	(1,968,169)	(64,461)	(65,746)	(817,668)	(788,821)

Ending units	4,418,360	5,462,572	4,726,587	5,899,391	171,295	234,040	995,159	859,349

(Continued)

76

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVHI		OVHIS		OVGI		OVGIS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,307	(1,622)	1,223	(297)	26,551	982,809	(24,849)	(4,261)
Realized gain (loss) on investments	(45,261)	(123,303)	(9,833)	(11,633)	3,993,309	(915,631)	58,379	(32,191)
Change in unrealized gain (loss) on investments	54,934	149,471	11,763	17,230	11,592,779	27,014,066	353,557	738,143
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,980	24,546	3,153	5,300	15,612,639	27,081,244	387,087	701,691

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	1,807,694	2,222,999	37,950	12,424
Transfers between funds	(1,318)	(19,456)	0	-	(5,934,585)	(5,749,670)	(51,649)	(132,545)
Redemptions (note 3)	(12,159)	(9,824)	(446)	(899)	(19,124,057)	(19,573,950)	(555,972)	(353,519)
Annuity benefits	-	-	(2,166)	(1,851)	(61,771)	(55,790)	-	-
Contract maintenance charges (note 2)	(9)	(12)	-	-	(2,966)	(3,216)	-	-
Contingent deferred sales charges (note 2)	33	(97)	-	-	(29,288)	(60,067)	(227)	(793)
Adjustments to maintain reserves	(49)	(61)	(2)	24	2,812	(17,203)	2	(80)

Net equity transactions	(13,502)	(29,450)	(2,613)	(2,726)	(23,342,161)	(23,236,897)	(569,897)	(474,513)

Net change in contract owners’ equity	2,478	(4,904)	540	2,574	(7,729,522)	3,844,347	(182,810)	227,178
Contract owners’ equity beginning of period	123,551	128,455	25,880	23,306	124,228,116	120,383,769	3,245,291	3,018,113

Contract owners’ equity end of period	$126,029	123,551	26,420	25,880	116,498,594	124,228,116	3,062,481	3,245,291

CHANGES IN UNITS:
Beginning units	45,401	58,162	8,314	9,322	10,897,405	13,429,592	334,673	391,338
Units purchased	4,917	3,986	64	-	3,005,173	1,191,059	5,924	6,355
Units redeemed	(9,347)	(16,747)	(868)	(1,008)	(5,017,862)	(3,723,246)	(63,460)	(63,020)

Ending units	40,971	45,401	7,510	8,314	8,884,716	10,897,405	277,137	334,673

(Continued)

77

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVSC		OVSCS		OVAG		OVSBS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(45,769)	(22,325)	(1,521)	(924)	(632,528)	(588,808)	287,237	(62,792)
Realized gain (loss) on investments	2,136,446	(1,684,312)	(827)	(6,232)	538,121	(2,298,344)	29,557	(54,957)
Change in unrealized gain (loss) on investments	(370,019)	4,800,249	38,173	53,849	13,595,269	17,451,483	226,229	702,990
Reinvested capital gains	-	-	-	-	-	-	-	3,096

Net increase (decrease) in contract owners’ equity resulting from operations	1,720,658	3,093,612	35,825	46,693	13,500,862	14,564,331	543,023	588,337

Equity transactions:
Purchase payments received from contract owners (note 3)	199,570	173,142	1,648	2,190	1,671,468	2,252,617	76,576	65,774
Transfers between funds	(260,831)	1,019,428	-	-	1,287,847	(2,811,785)	298,850	377,278
Redemptions (note 3)	(1,193,145)	(1,304,821)	(5,506)	(7,254)	(9,048,745)	(8,256,397)	(987,151)	(639,066)
Annuity benefits	(100)	(61)	(9,194)	(7,810)	(4,911)	(4,271)	-	-
Contract maintenance charges (note 2)	(207)	(533)	(3)	-	(4,089)	(4,440)	-	-
Contingent deferred sales charges (note 2)	(2,739)	(3,268)	-	-	(22,316)	(31,941)	(1,631)	(4,748)
Adjustments to maintain reserves	214	7,637	14	(43)	2,309	(1,706)	(118)	(79)

Net equity transactions	(1,257,238)	(108,476)	(13,042)	(12,917)	(6,118,437)	(8,857,923)	(613,475)	(200,841)

Net change in contract owners’ equity	463,420	2,985,136	22,783	33,776	7,382,425	5,706,408	(70,452)	387,496
Contract owners’ equity beginning of period	8,821,860	5,836,724	174,782	141,006	58,937,925	53,231,517	4,558,458	4,170,962

Contract owners’ equity end of period	$9,285,280	8,821,860	197,565	174,782	66,320,350	58,937,925	4,488,006	4,558,458

CHANGES IN UNITS:
Beginning units	1,073,093	954,905	14,582	15,897	5,642,712	6,695,313	325,335	346,353
Units purchased	2,532,907	2,808,481	208	267	642,533	536,283	58,730	71,668
Units redeemed	(2,675,210)	(2,690,293)	(1,226)	(1,582)	(1,246,773)	(1,588,884)	(99,643)	(92,686)

Ending units	930,790	1,073,093	13,564	14,582	5,038,472	5,642,712	284,422	325,335

(Continued)

78

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVRRA		SBLD		SBLJ		SBLN
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,756	14,026	(2,583)	(2,122)	(1,486)	(776)	(1,652)	(1,307)
Realized gain (loss) on investments	8,924	(19,655)	(14,258)	(16,029)	2,659	(17,512)	(2,742)	(6,344)
Change in unrealized gain (loss) on investments	38,145	87,656	46,699	55,934	26,575	42,373	17,338	33,614
Reinvested capital gains	7,699	28,923	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	57,524	110,950	29,858	37,783	27,748	24,085	12,944	25,963

Equity transactions:
Purchase payments received from contract owners (note 3)	93,993	121,975	36,741	68,676	14,559	12,437	17,857	33,768
Transfers between funds	234,550	136,621	1,452	32,121	(610)	26,590	(32,292)	23,002
Redemptions (note 3)	(311,683)	(260,891)	(38,355)	(92,898)	(785)	(9,279)	(7,437)	(42,723)
Annuity benefits	—	—	—	—	—	—	—	—
Contract maintenance charges (note 2)	—	—	—	—	—	—	(15)	(15)
Contingent deferred sales charges (note 2)	(2,051)	(1,244)	(374)	(338)	(26)	(16)	(85)	(446)
Adjustments to maintain reserves	82	90	(61)	(13)	(10)	(11)	(8)	7

Net equity transactions	14,891	(3,449)	(597)	7,548	13,128	29,721	(21,981)	13,593

Net change in contract owners’ equity	72,415	107,501	29,261	45,331	40,876	53,806	(9,037)	39,556
Contract owners’ equity beginning of period	782,688	675,187	211,619	166,288	113,801	59,995	146,319	106,763

Contract owners’ equity end of period	$855,103	782,688	240,880	211,619	154,677	113,801	137,282	146,319

CHANGES IN UNITS:
Beginning units	65,525	66,141	23,481	21,833	14,777	11,088	14,169	12,844
Units purchased	42,909	25,251	6,035	7,595	6,690	9,047	2,629	3,590
Units redeemed	(41,504)	(25,867)	(6,140)	(5,947)	(5,112)	(5,358)	(4,628)	(2,265)

Ending units	66,930	65,525	23,376	23,481	16,355	14,777	12,170	14,169

(Continued)

79

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBLO		SBLP		SBLQ		SBLV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(9,950)	(7,898)	(4,435)	(3,000)	(9,968)	(6,516)	(23,908)	(18,261)
Realized gain (loss) on investments	18,283	(160,114)	66,256	4,857	5,208	(24,589)	444	(49,996)
Change in unrealized gain (loss) on investments	151,131	366,385	(10,447)	125,917	189,231	287,895	364,878	686,118
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	159,464	198,373	51,374	127,774	184,471	256,790	341,414	617,861

Equity transactions:
Purchase payments received from contract owners (note 3)	91,165	134,694	50,961	29,177	105,550	165,976	290,559	436,511
Transfers between funds	549,224	(162,829)	37,597	260,761	309,906	(50,113)	71,370	2,979
Redemptions (note 3)	(446,168)	(292,753)	(161,161)	(101,357)	(200,770)	(134,337)	(311,755)	(363,987)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,286)	(1,223)	(770)	(251)	(634)	(1,369)	(1,621)	(2,531)
Adjustments to maintain reserves	(541)	8	(92)	104	(113)	146	(1,165)	270

Net equity transactions	192,394	(322,103)	(73,465)	188,434	213,940	(19,697)	47,388	73,242

Net change in contract owners’ equity	351,858	(123,730)	(22,091)	316,208	398,411	237,093	388,802	691,103
Contract owners’ equity beginning of period	702,539	826,269	445,532	129,324	697,437	460,344	2,018,141	1,327,038

Contract owners’ equity end of period	$1,054,397	702,539	423,441	445,532	1,095,848	697,437	2,406,943	2,018,141

CHANGES IN UNITS:
Beginning units	75,841	117,337	35,166	17,473	63,451	64,592	185,377	173,469
Units purchased	59,308	17,942	20,494	39,615	43,250	18,276	33,756	48,866
Units redeemed	(36,428)	(59,438)	(26,349)	(21,922)	(24,028)	(19,417)	(29,234)	(36,958)

Ending units	98,721	75,841	29,311	35,166	82,673	63,451	189,899	185,377

(Continued)

80

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBLX		SBLY		PMVTRA		PVGIB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(783)	(307)	(274)	(230)	38,650	84,132	33	139
Realized gain (loss) on investments	3,726	(3,890)	2,565	474	52,023	32	(872)	(5,652)
Change in unrealized gain (loss) on investments	15,725	13,196	417	5,463	5,986	86,403	2,136	7,561
Reinvested capital gains	-	-	-	-	89,849	74,667	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,668	8,999	2,708	5,707	186,508	245,234	1,297	2,048

Equity transactions:
Purchase payments received from contract owners (note 3)	19,198	15,367	7,468	10,853	329,017	338,183	-	-
Transfers between funds	38,589	1,023	(14,454)	(5,927)	724,916	872,470	-	-
Redemptions (note 3)	(7,151)	(9)	-	-	(777,734)	(767,956)	(792)	(3,694)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(58)	(6)	(12)	(20)	(2,231)	(2,606)	-	-
Adjustments to maintain reserves	(13)	3	3	(17)	207	614	2	6

Net equity transactions	50,565	16,378	(6,995)	4,889	274,175	440,705	(790)	(3,688)

Net change in contract owners’ equity	69,233	25,377	(4,287)	10,596	460,683	685,939	507	(1,640)
Contract owners’ equity beginning of period	47,929	22,552	25,093	14,497	2,460,265	1,774,326	11,122	12,762

Contract owners’ equity end of period	$117,162	47,929	20,806	25,093	2,920,948	2,460,265	11,629	11,122

CHANGES IN UNITS:
Beginning units	6,371	4,010	3,045	2,318	188,936	153,732	1,111	1,634
Units purchased	7,136	4,389	397	2,360	101,354	117,549	12	-
Units redeemed	(1,417)	(2,028)	(1,251)	(1,633)	(80,503)	(82,345)	(95)	(523)

Ending units	12,090	6,371	2,191	3,045	209,787	188,936	1,028	1,111

(Continued)

81

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACEG2		ACC2		VYDS		ROCMC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(27,993)	(27,336)	(133,981)	203,074	(22,089)	(20,849)	7,549	(6,549)
Realized gain (loss) on investments	123,396	48,582	9,992	(269,348)	180,137	(545,263)	(70,350)	(100,256)
Change in unrealized gain (loss) on investments	136,702	677,709	1,107,419	1,932,263	310,482	1,764,076	290,591	383,373
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	232,105	698,955	983,430	1,865,989	468,530	1,197,964	227,790	276,568

Equity transactions:
Purchase payments received from contract owners (note 3)	2,582	14,101	206,258	115,376	49,970	137,214	166,862	243,916
Transfers between funds	(160,807)	14,750	(294,245)	(736,649)	(383,725)	(380,749)	(2,697)	(55,622)
Redemptions (note 3)	(250,902)	(226,926)	(1,805,545)	(1,017,613)	(1,046,876)	(1,332,989)	(112,269)	(118,000)
Annuity benefits	-	-	(4,607)	(3,843)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(282)	(698)	(1,293)	(3,805)	(783)	(1,781)	(533)	(1,134)
Adjustments to maintain reserves	35	(65)	(229)	(195)	(65)	(168)	(28)	(243)

Net equity transactions	(409,374)	(198,838)	(1,899,662)	(1,646,729)	(1,381,479)	(1,578,473)	51,335	68,917

Net change in contract owners’ equity	(177,269)	500,117	(916,232)	219,260	(912,949)	(380,509)	279,125	345,485
Contract owners’ equity beginning of period	1,694,443	1,194,326	8,705,495	8,486,235	5,537,239	5,917,748	781,980	436,495

Contract owners’ equity end of period	$1,517,174	1,694,443	7,789,263	8,705,495	4,624,290	5,537,239	1,061,105	781,980

CHANGES IN UNITS:
Beginning units	181,324	207,406	821,709	1,011,292	510,692	691,105	78,868	68,775
Units purchased	2,734	19,105	35,296	33,093	23,425	131,376	22,653	24,694
Units redeemed	(45,635)	(45,187)	(209,990)	(222,676)	(150,392)	(311,789)	(18,251)	(14,601)

Ending units	138,423	181,324	647,015	821,709	383,725	510,692	83,270	78,868

(Continued)

82

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRBCG2		TREI2		TRHS2		TRLT2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(78,843)	(122,671)	21,926	71,768	(5,864)	-	(14)	266,836
Realized gain (loss) on investments	3,244,156	(5,034,040)	(47,503)	(4,553,780)	62,630	-	-	454,676
Change in unrealized gain (loss) on investments	(2,321,877)	9,395,817	1,873,491	7,167,373	104,225	-	-	324,300
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	843,436	4,239,106	1,847,914	2,685,361	160,991	-	(14)	1,045,812

Equity transactions:
Purchase payments received from contract owners (note 3)	227,233	218,482	389,229	278,607	82,390	-	(170)	166,306
Transfers between funds	(7,474,070)	(7,271,550)	(15,504,141)	(256,085)	1,227,095	-	(13,218)	(13,650,421)
Redemptions (note 3)	(984,433)	(1,478,995)	(2,332,311)	(1,985,561)	(106,732)	-	(53)	(4,112,823)
Annuity benefits	(20,796)	(19,212)	(36,397)	(31,659)	-	-	763	(12,281)
Contract maintenance charges (note 2)	(129)	(435)	(259)	(300)	-	-	-	(113)
Contingent deferred sales charges (note 2)	(802)	(3,109)	(1,998)	(6,219)	-	-	-	(23,323)
Adjustments to maintain reserves	2,108	(1,308)	847	85	(69)	-	106	(10,148)

Net equity transactions	(8,250,889)	(8,556,127)	(17,485,030)	(2,001,132)	1,202,684	-	(12,573)	(17,642,803)

Net change in contract owners’ equity	(7,407,453)	(4,317,021)	(15,637,116)	684,229	1,363,675	-	(12,587)	(16,596,991)
Contract owners’ equity beginning of period	7,407,453	11,724,474	15,637,116	14,952,887	-	-	12,587	16,609,578

Contract owners’ equity end of period	$-	7,407,453	-	15,637,116	1,363,675	-	-	12,587

CHANGES IN UNITS:
Beginning units	754,802	1,679,454	1,708,614	1,993,851	-	-	1,107	1,526,688
Units purchased	1,053,375	1,407,384	1,082,518	742,486	219,493	-	-	1,379,840
Units redeemed	(1,808,177)	(2,332,036)	(2,791,132)	(1,027,723)	(90,312)	-	(1,107)	(2,905,421)

Ending units	-	754,802	-	1,708,614	129,181	-	-	1,107

(Continued)

83

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWEMR		VWEM		VWHAR		VWHA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(87,477)	(156,768)	(83,881)	(134,567)	(285,997)	(253,065)	(101,508)	(104,118)
Realized gain (loss) on investments	387,993	(7,035,063)	(2,416,423)	(3,889,732)	(1,883,245)	(4,167,125)	978,613	504,098
Change in unrealized gain (loss) on investments	3,864,473	17,240,733	6,681,269	13,681,766	11,882,217	17,024,224	2,899,851	5,264,923
Reinvested capital gains	-	802,362	-	1,011,248	-	140,476	-	68,964

Net increase (decrease) in contract owners’ equity resulting from operations	4,164,989	10,851,264	4,180,965	10,668,715	9,712,975	12,744,510	3,776,956	5,733,867

Equity transactions:
Purchase payments received from contract owners (note 3)	365,602	434,711	135,515	185,517	884,300	685,507	146,563	145,380
Transfers between funds	(1,033,435)	5,674,959	(962,113)	(826,101)	5,310,955	4,256,490	(328,594)	(526,033)
Redemptions (note 3)	(3,082,063)	(2,334,969)	(2,599,299)	(1,857,279)	(4,168,525)	(3,874,821)	(1,728,973)	(1,366,300)
Annuity benefits	-	(57)	(5,804)	(5,546)	(4,055)	(3,252)	(16,282)	(15,624)
Contract maintenance charges (note 2)	(193)	(184)	(346)	(336)	(261)	(276)	(85)	(97)
Contingent deferred sales charges (note 2)	(2,061)	(4,724)	(1,960)	(2,459)	(4,079)	(7,385)	(1,413)	(2,052)
Adjustments to maintain reserves	(328)	12,989	573	(2,309)	3,372	5,412	758	(246)

Net equity transactions	(3,752,478)	3,782,725	(3,433,435)	(2,508,513)	2,021,708	1,061,675	(1,928,026)	(1,764,972)

Net change in contract owners’ equity	412,511	14,633,989	747,530	8,160,202	11,734,683	13,806,185	1,848,930	3,968,895
Contract owners’ equity beginning of period	23,100,080	8,466,091	18,894,162	10,733,960	36,257,202	22,451,017	15,040,897	11,072,002

Contract owners’ equity end of period	$23,512,591	23,100,080	19,641,692	18,894,162	47,991,885	36,257,202	16,889,827	15,040,897

CHANGES IN UNITS:
Beginning units	1,015,118	785,222	712,637	857,455	1,314,117	1,269,810	473,719	540,162
Units purchased	366,202	805,519	17,348	52,428	515,458	767,187	6,599	28,951
Units redeemed	(558,087)	(575,623)	(148,511)	(197,246)	(467,618)	(722,880)	(68,087)	(95,394)

Ending units	823,233	1,015,118	581,474	712,637	1,361,957	1,314,117	412,231	473,719

(Continued)

84

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRASP		WRBP		WRBDP		WRCEP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(152,351)	(2,023,480)	472,069	503,588	3,179,437	2,998,262	(179,051)	(192,835)
Realized gain (loss) on investments	14,320,070	6,318,051	2,913,056	1,795,582	(364,042)	(1,248,237)	2,035,709	(6,021,980)
Change in unrealized gain (loss) on investments	2,019,798	22,928,585	4,008,209	3,538,066	2,688,985	4,745,812	21,143,520	32,181,263
Reinvested capital gains	-	23,828,981	810,129	337,991	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,187,517	51,052,137	8,203,463	6,175,227	5,504,380	6,495,837	23,000,178	25,966,448

Equity transactions:
Purchase payments received from contract owners (note 3)	5,259,499	4,438,696	846,542	879,789	2,315,518	1,772,278	1,803,111	2,178,634
Transfers between funds	341,583	20,329,943	(345)	(2,153,990)	17,067,639	4,532,194	(3,457,324)	(9,532,631)
Redemptions (note 3)	(44,684,221)	(34,928,884)	(9,305,672)	(9,442,029)	(25,160,849)	(20,906,230)	(24,748,397)	(19,565,660)
Annuity benefits	(38,487)	(31,105)	(13,379)	(11,565)	(34,794)	(33,039)	(16,625)	(12,283)
Contract maintenance charges (note 2)	(231)	(41)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,872)	(110,423)	16,600	(37,837)	20,408	(60,083)	100,746	(54,925)
Adjustments to maintain reserves	10,410	(2,911)	(3,459)	(476)	(1,775)	1,953	3,660	(481)

Net equity transactions	(39,120,320)	(10,304,725)	(8,459,714)	(10,766,108)	(5,793,854)	(14,692,927)	(26,314,829)	(26,987,346)

Net change in contract owners’ equity	(22,932,803)	40,747,412	(256,251)	(4,590,881)	(289,474)	(8,197,090)	(3,314,651)	(1,020,898)
Contract owners’ equity beginning of period	268,939,319	228,191,907	57,645,365	62,236,246	110,745,563	118,942,653	136,750,467	137,771,365

Contract owners’ equity end of period	$246,006,516	268,939,319	57,389,114	57,645,365	110,456,089	110,745,563	133,435,816	136,750,467

CHANGES IN UNITS:
Beginning units	12,278,354	12,909,693	4,701,582	5,696,020	7,877,501	8,981,987	14,723,373	18,240,906
Units purchased	2,069,798	3,277,982	500,692	859,958	2,482,295	2,367,326	1,384,934	2,492,907
Units redeemed	(3,925,100)	(3,909,321)	(1,167,667)	(1,854,396)	(2,885,113)	(3,471,812)	(4,120,063)	(6,010,440)

Ending units	10,423,052	12,278,354	4,034,607	4,701,582	7,474,683	7,877,501	11,988,244	14,723,373

(Continued)

85

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRDIV		WRENG		WRGNR		WRGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(254)	(46,425)	(95,352)	(113,104)	(478,276)	(462,391)	(725,221)	(1,192,342)
Realized gain (loss) on investments	(190,096)	(730,970)	(252,796)	(643,484)	(3,784,161)	(1,426,307)	9,136,456	(630,027)
Change in unrealized gain (loss) on investments	3,206,588	3,940,788	2,505,467	3,749,945	9,246,495	20,367,361	6,033,273	30,999,530
Reinvested capital gains	-	-	-	-	-	-	-	4,191,940

Net increase (decrease) in contract owners’ equity resulting from operations	3,016,238	3,163,393	2,157,319	2,993,357	4,984,058	18,478,663	14,444,508	33,369,101

Equity transactions:
Purchase payments received from contract owners (note 3)	223,915	291,505	324,794	155,862	964,380	917,351	1,850,116	2,312,587
Transfers between funds	(266,756)	(1,302,226)	629,894	1,212,947	(3,645,464)	7,323,248	(6,095,425)	(9,838,663)
Redemptions (note 3)	(3,736,440)	(3,158,433)	(1,356,876)	(1,181,686)	(7,159,135)	(4,631,342)	(25,771,814)	(21,678,093)
Annuity benefits	(3,908)	(3,398)	-	-	(2,812)	(1,849)	(15,705)	(11,694)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,809)	(7,771)	(1,793)	(3,322)	(10,887)	(13,262)	108,026	(80,138)
Adjustments to maintain reserves	824	(374)	284	(167)	2,595	(365)	7,478	(2,716)

Net equity transactions	(3,790,175)	(4,180,697)	(403,696)	183,634	(9,851,323)	3,593,781	(29,917,324)	(29,298,717)

Net change in contract owners’ equity	(773,937)	(1,017,304)	1,753,623	3,176,991	(4,867,265)	22,072,444	(15,472,816)	4,070,384
Contract owners’ equity beginning of period	23,420,023	24,437,327	10,865,760	7,688,769	46,988,612	24,916,168	155,945,505	151,875,121

Contract owners’ equity end of period	$22,646,086	23,420,023	12,619,383	10,865,760	42,121,347	46,988,612	140,472,689	155,945,505

CHANGES IN UNITS:
Beginning units	1,974,176	2,406,092	1,063,778	1,046,875	3,338,506	3,038,959	16,771,104	20,570,540
Units purchased	309,840	434,311	275,593	483,019	528,792	1,378,298	1,482,791	2,610,477
Units redeemed	(629,169)	(866,227)	(316,297)	(466,116)	(1,287,147)	(1,078,751)	(4,716,309)	(6,409,913)

Ending units	1,654,847	1,974,176	1,023,074	1,063,778	2,580,151	3,338,506	13,537,586	16,771,104

(Continued)

86

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRHIP		WRIP		WRI2P		WRMIC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,650,168	5,732,309	(75,112)	140,299	50,340	400,363	(51,497)	(39,050)
Realized gain (loss) on investments	(203,625)	(269,739)	3,086,974	2,237,652	(1,573,378)	(2,488,334)	(127,012)	(348,170)
Change in unrealized gain (loss) on investments	5,314,572	21,265,608	2,340,000	7,178,898	3,713,164	6,156,159	1,761,449	1,492,389
Reinvested capital gains	-	-	-	-	-	980,727	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,761,115	26,728,178	5,351,862	9,556,849	2,190,126	5,048,915	1,582,940	1,105,169

Equity transactions:
Purchase payments received from contract owners (note 3)	1,326,235	1,463,640	580,485	682,556	281,201	170,974	84,125	55,186
Transfers between funds	3,702,574	11,505,322	(776,053)	2,497,212	2,559	858,938	856,049	516,981
Redemptions (note 3)	(16,165,941)	(11,473,380)	(8,632,363)	(7,419,037)	(3,401,299)	(2,821,104)	(928,048)	(425,994)
Annuity benefits	(28,010)	(22,216)	(3,351)	(2,623)	(10,734)	(8,731)	(3,038)	(2,255)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	2,891	(39,497)	11,909	(29,688)	(6,663)	(8,868)	(2,501)	(1,373)
Adjustments to maintain reserves	(1,848)	(375)	935	(211)	1,201	(1,232)	455	452

Net equity transactions	(11,164,098)	1,433,494	(8,818,438)	(4,271,791)	(3,133,735)	(1,810,023)	7,043	142,997

Net change in contract owners’ equity	(402,983)	28,161,672	(3,466,576)	5,285,058	(943,609)	3,238,892	1,589,983	1,248,166
Contract owners’ equity beginning of period	85,094,624	56,932,952	48,574,882	43,289,824	20,724,711	17,485,819	4,051,196	2,803,030

Contract owners’ equity end of period	$84,691,641	85,094,624	45,108,306	48,574,882	19,781,102	20,724,711	5,641,179	4,051,196

CHANGES IN UNITS:
Beginning units	4,948,846	4,801,530	4,678,629	5,243,842	1,454,572	1,645,885	361,907	350,971
Units purchased	968,291	1,833,792	598,423	1,484,094	246,740	491,395	143,651	149,951
Units redeemed	(1,592,558)	(1,686,476)	(1,460,569)	(2,049,307)	(466,499)	(682,708)	(145,017)	(139,015)

Ending units	4,324,579	4,948,846	3,816,483	4,678,629	1,234,813	1,454,572	360,541	361,907

(Continued)

87

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRMCG		WRMMP		WRMSP		WRRESP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(172,102)	(135,137)	(351,466)	(72,780)	201,336	254,330	72,994	162,567
Realized gain (loss) on investments	459,753	(701,518)	-	-	(671,949)	(293,975)	(984,825)	(2,178,321)
Change in unrealized gain (loss) on investments	3,857,811	4,902,103	-	-	519,714	436,785	3,303,735	3,576,435
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,145,462	4,065,448	(351,466)	(72,780)	49,101	397,140	2,391,904	1,560,681

Equity transactions:
Purchase payments received from contract owners (note 3)	257,751	187,968	6,537,559	8,085,623	144,122	42,058	131,896	222,841
Transfers between funds	1,758,789	3,122,657	12,587,337	(4,466,459)	(5,628,819)	(326,766)	(169,346)	(549,747)
Redemptions (note 3)	(2,938,549)	(2,112,030)	(27,698,107)	(32,908,264)	(164,797)	(975,124)	(1,654,464)	(1,318,565)
Annuity benefits	-	-	(29,749)	(23,926)	-	(1,264)	(4,220)	(2,457)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,761)	(4,504)	71,218	(77,908)	(510)	(1,913)	(3,684)	(4,507)
Adjustments to maintain reserves	1,312	(215)	5,133	5,277	(2)	(115)	860	(2,679)

Net equity transactions	(925,457)	1,193,876	(8,526,610)	(29,385,657)	(5,650,005)	(1,263,124)	(1,698,958)	(1,655,114)

Net change in contract owners’ equity	3,220,005	5,259,324	(8,878,076)	(29,458,437)	(5,600,904)	(865,984)	692,946	(94,433)
Contract owners’ equity beginning of period	14,695,895	9,436,571	38,090,703	67,549,140	5,600,904	6,466,888	9,794,449	9,888,882

Contract owners’ equity end of period	$17,915,900	14,695,895	29,212,627	38,090,703	-	5,600,904	10,487,395	9,794,449

CHANGES IN UNITS:
Beginning units	1,188,377	1,106,727	3,428,531	6,113,637	543,845	672,056	869,687	1,068,301
Units purchased	384,133	581,646	3,037,076	3,830,840	35,401	149,146	166,621	285,094
Units redeemed	(460,504)	(499,996)	(3,815,252)	(6,515,946)	(579,246)	(277,357)	(302,402)	(483,708)

Ending units	1,112,006	1,188,377	2,650,355	3,428,531	-	543,845	733,906	869,687

(Continued)

88

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRSTP		WRSCP		WRSCV		WRVP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(972,461)	(969,244)	(797,455)	(496,451)	(94,681)	(92,700)	(165,435)	497,684
Realized gain (loss) on investments	6,513,220	2,351,564	2,261,234	448,289	(98,232)	(1,055,510)	366,368	(1,567,132)
Change in unrealized gain (loss) on investments	576,821	21,764,143	15,717,745	18,757,875	2,200,472	3,050,968	9,574,380	14,055,829
Reinvested capital gains	2,531,297	5,252,733	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,648,877	28,399,196	17,181,524	18,709,713	2,007,559	1,902,758	9,775,313	12,986,381

Equity transactions:
Purchase payments received from contract owners (note 3)	1,152,207	1,593,516	728,392	995,246	106,476	117,861	777,608	802,610
Transfers between funds	(3,329,255)	(1,263,433)	(2,185,837)	(999,587)	545,485	(53,765)	(1,467,429)	(3,476,195)
Redemptions (note 3)	(14,629,729)	(11,687,782)	(13,046,827)	(9,598,632)	(1,677,134)	(1,110,086)	(9,648,710)	(9,027,570)
Annuity benefits	(8,249)	(5,987)	(9,423)	(6,810)	(10,779)	(8,355)	(12,573)	(10,803)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	25,454	(53,089)	66,004	(32,754)	(3,876)	(2,647)	20,128	(40,025)
Adjustments to maintain reserves	2,953	(2,091)	894	(1,957)	1,534	(400)	2,539	(231)

Net equity transactions	(16,786,619)	(11,418,866)	(14,446,797)	(9,644,494)	(1,038,294)	(1,057,392)	(10,328,437)	(11,752,214)

Net change in contract owners’ equity	(8,137,742)	16,980,330	2,734,727	9,065,219	969,265	845,366	(553,124)	1,234,167
Contract owners’ equity beginning of period	91,941,552	74,961,222	72,809,105	63,743,886	8,634,050	7,788,684	63,371,090	62,136,923

Contract owners’ equity end of period	$83,803,810	91,941,552	75,543,832	72,809,105	9,603,315	8,634,050	62,817,966	63,371,090

CHANGES IN UNITS:
Beginning units	6,937,432	8,066,843	6,103,814	7,141,914	719,794	824,726	5,275,682	6,491,989
Units purchased	827,574	1,387,537	645,189	1,272,955	191,380	232,432	621,343	1,088,787
Units redeemed	(2,113,179)	(2,516,948)	(1,791,978)	(2,311,055)	(266,899)	(337,364)	(1,453,581)	(2,305,094)

Ending units	5,651,827	6,937,432	4,957,025	6,103,814	644,275	719,794	4,443,444	5,275,682

(Continued)

89

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SVOF		WFVSCG		WIEP		WVCP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2,788)	(510,896)	(77,523)	(16,563)	-	(18,170)	-	16,037
Realized gain (loss) on investments	28,732	(34,456,674)	1,223,633	97,997	-	441,743	-	(38,972)
Change in unrealized gain (loss) on investments	29,648	53,085,484	365,873	400,780	-	(67,524)	-	279,387
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55,592	18,117,914	1,511,983	482,214	-	356,049	-	256,452

Equity transactions:
Purchase payments received from contract owners (note 3)	212	974,102	193,944	19,239	-	4,142	-	4,829
Transfers between funds	(5,866)	(78,669,406)	6,105,837	4,323,989	-	(3,398,263)	-	(1,129,504)
Redemptions (note 3)	(79,934)	(7,814,619)	(1,056,009)	(135,734)	-	(249,254)	-	(94,757)
Annuity benefits	(2,452)	(8,222)	(784)	-	-	-	-	-
Contract maintenance charges (note 2)	(65)	(999)	(49)	(5)	-	(13)	-	(4)
Contingent deferred sales charges (note 2)	-	(22,517)	(659)	(555)	-	(36)	-	(167)
Adjustments to maintain reserves	(314)	9,140	930	(56)	-	(45)	-	(83)

Net equity transactions	(88,419)	(85,532,521)	5,243,210	4,206,878	-	(3,643,469)	-	(1,219,686)

Net change in contract owners’ equity	(32,827)	(67,414,607)	6,755,193	4,689,092	-	(3,287,420)	-	(963,234)
Contract owners’ equity beginning of period	324,615	67,739,222	4,689,092	-	-	3,287,420	-	963,234

Contract owners’ equity end of period	$291,788	324,615	11,444,285	4,689,092	-	-	-	-

CHANGES IN UNITS:
Beginning units	26,804	8,437,109	358,511	-	-	351,739	-	137,487
Units purchased	1,387	701,258	1,653,430	441,589	-	413	-	-
Units redeemed	(8,146)	(9,111,563)	(1,323,564)	(83,078)	-	(352,152)	-	(137,487)

Ending units	20,045	26,804	688,377	358,511	-	-	-	-

(Continued)

90

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	BF		SGRF		WGIP		WRLBP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	214,444	-	(86,529)	-	249,648	-	-
Realized gain (loss) on investments	-	(18,309,048)	-	(11,029,249)	-	(2,901,776)	-	-
Change in unrealized gain (loss) on investments	-	16,886,732	-	12,134,483	-	3,465,093	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(1,207,872)	-	1,018,705	-	812,965	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(58)	(1,044,937)	(1,159)	(480,241)	-	86,441	394	-
Transfers between funds	(7)	(50,702,988)	824	(24,722,407)	-	(5,010,364)	(515)	-
Redemptions (note 3)	65	(4,235,054)	-	(1,228,501)	-	(532,364)	(12,042)	-
Annuity benefits	-	(12,253)	877	(4,372)	-	-	-	-
Contract maintenance charges (note 2)	-	(549)	-	(715)	-	(68)	-	-
Contingent deferred sales charges (note 2)	-	(8,381)	-	(9,301)	-	(126)	12,162	-
Adjustments to maintain reserves	-	(299,719)	(542)	(177,418)	-	(405)	-	-

Net equity transactions	-	(56,303,881)	-	(26,622,955)	-	(5,456,886)	-	-

Net change in contract owners’ equity	-	(57,511,753)	-	(25,604,250)	-	(4,643,921)	-	-
Contract owners’ equity beginning of period	-	57,511,753	-	25,604,250	-	4,643,921	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	6,114,999	-	3,026,086	-	424,452	-	-
Units purchased	1,485	261,055	-	119,094	-	25,129	-	-
Units redeemed	(1,485)	(6,376,054)	-	(3,145,180)	-	(449,581)	-	-

Ending units	-	-	-	-	-	-	-	-

(Continued)

91

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVLCG		ACVU2		JPMCVP		BBLCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(1,630)	-	(8,561)	-	209,246	-	-
Realized gain (loss) on investments	-	(83,289)	-	(409,142)	-	(6,435,488)	-	-
Change in unrealized gain (loss) on investments	-	105,784	-	545,505	-	5,690,300	-	-
Reinvested capital gains	-	-	-	-	-	22,194	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	20,865	-	127,802	-	(513,748)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,838	-	3,285	-	12,983	-	(181)
Transfers between funds	-	(260,904)	-	(1,072,342)	-	(10,794,242)	-	181
Redemptions (note 3)	-	(75,750)	-	(35,064)	-	(390,600)	-	-
Annuity benefits	-	-	-	-	-	(569)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	(239)	-	-
Contingent deferred sales charges (note 2)	-	-	-	(346)	-	(2,643)	-	-
Adjustments to maintain reserves	-	5	-	(27)	-	(1,819)	-	-

Net equity transactions	-	(334,811)	-	(1,104,494)	-	(11,177,129)	-	-

Net change in contract owners’ equity	-	(313,946)	-	(976,692)	-	(11,690,877)	-	-
Contract owners’ equity beginning of period	-	313,946	-	976,692	-	11,690,877	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	44,214	-	143,661	-	1,228,220	-	-
Units purchased	-	291	-	4,484	-	20,013	-	1,500
Units redeemed	-	(44,505)	-	(148,145)	-	(1,248,233)	-	(1,500)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

92

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 shares of the First Horizon Capital Appreciation Portfolio, for which the Account was credited 50,000 units of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 units of the First Horizon Capital Appreciation Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BB&T FUNDS

Capital Manager Equity VIF (BBCMAG)

Large Cap VIF (BBGI)

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

HUNTINGTON TRUST COMPANY

VA International Equity Fund (HVIE)

VA Situs Fund (HVSIT)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

International Magnum Portfolio - Class I (MSVIM)*

Mid Cap Growth Portfolio - Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

(Continued)

93

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Balanced Fund - Series I (AVB)

V.I. Basic Value Fund - Series II (AVBV2)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

V.I. Core Equity Fund - Series I (AVGI)

V.I. Core Equity Fund - Series II (AVCE2)

V.I. Global Health Care Fund - Series I (IVHS)

V.I. Global Real Estate Fund - Series I (IVRE)

V.I. International Growth Fund - Series I (AVIE)*

V.I. Large Cap Growth Fund - Series I (AVLCG)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio - Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)*

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

(Continued)

94

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Developing Leaders Portfolio - Initial Shares (DSC)

Developing Leaders Portfolio - Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE EVERGREEN VARIABLE ANNUITY FUNDS

VA Fundamental Large Cap Fund - Class 1 (EVGI)*

VA Omega Fund - Class 1 (EVOM)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)*

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)*

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)*

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

MidCap Fund/VA - Non-Service Shares (OVAG)

Strategic Bond Fund/VA - Service Class (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Real Return Portfolio - Administrative Class (PMVRRA)

Series D (Global Series) (SBLD)

Series J (Mid Cap Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

(Continued)

95

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Series X (Small Cap Growth Series) (SBLX)

Series Y (Select 25 Series) (SBLY)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

Putnam VT Voyager Fund - IB Shares (PVTVB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Capital Growth Portfolio - Class II (ACEG2)

Comstock Portfolio - Class II (ACC2)

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

*	At December 31, 2010, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

96

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

97

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option .	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.

Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%
(Continued)

98

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1)	Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.
(2)	Includes Waddill & Reed Advisors select Reserve product.
(3)	Includes NEA Select product.
(4)	Includes Key Bank and Paine Weber products.
(5)	Available beginning January 2, 2001 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8)	No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	HVIE

0.95%	$22,815,627	$1,271	$3,930	$269	$56,728	$6,263	$21,077	$-
1%	7,825,241	-	-	-	17,465	1,861	8,584	-
1.05%	1,472,802	-	1	1	1,288	680	4,863	-
1.1%	12,421,052	803	2,829	166	18,364	409	1,048	-
1.15%	6,070,784	234	2,055	43	19,017	22	332	-
1.2%	11,937,009	20	66	6	57,093	1,034	9,440	1
1.25%	3,207,799	301	90	16	6,006	-	1,142	-
1.3%	2,147,657	92	1,585	54	8,645	-	1,869	-
1.35%	2,814,183	70	359	51	6,400	19	122	-
1.4%	3,886,652	232	2,450	94	7,128	-	532	-
1.45%	726,413	1,088	831	39	1,361	-	28	-
1.5%	1,450,224	50	82	5	2,692	-	-	-
1.55%	1,223,249	-	1,075	-	6,766	-	5	-
1.6%	1,727,220	2,096	1,783	190	4,268	-	-	-
1.65%	1,569,573	1,507	65	3	3,314	-	-	-
1.7%	154,908	2,682	-	-	1,729	-	10	-
1.75%	819,801	-	-	-	623	-	-	-
1.8%	568,220	-	-	-	2,000	-	-	-
1.85%	188,661	-	-	-	4,018	-	6	-
1.9%	127,851	-	-	-	3,920	-	-	-
1.95%	594,093	-	-	-	10,024	-	-	-
2%	77,847	-	-	-	171	-	-	-
2.05%	392,345	-	-	-	786	-	-	-
2.1%	369,457	-	-	-	620	-	-	-
2.15%	55,409	-	-	-	-	-	-	-
2.2%	384,995	-	-	-	1,247	-	-	-
2.25%	1,155,324	-	-	-	-	-	-	-
2.35%	21,944	-	-	-	-	-	-	-
2.4%	969	-	-	-	-	-	-	-
2.45%	38,282	-	-	-	-	-	-	-
2.5%	36,447	-	-	-	-	-	-	-
2.6%	82,879	-	-	-	-	-	-	-

Totals	$86,364,917	$10,446	$17,201	$937	$241,673	$10,288	$49,058	$1

(Continued)

99

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2

0.95%	$1	$36,901	$-	$367,282	$41,394	$66,370	$-	$338,533
1%	1	13,709	-	205,564	12,335	44,167	-	129,681
1.05%	-	2,259	-	25,742	1,858	6,159	-	20,002
1.1%	-	13,795	-	150,611	15,799	15,135	-	167,342
1.15%	-	4,259	-	59,617	9,706	6,744	-	61,271
1.2%	-	25,455	-	257,496	29,682	30,931	-	269,676
1.25%	-	3,390	1,414	48,253	8,727	5,815	47	50,978
1.3%	-	5,530	-	67,018	2,681	7,833	-	24,236
1.35%	-	4,807	-	47,805	7,828	3,736	-	55,756
1.4%	-	4,807	-	48,261	5,137	2,703	-	51,505
1.45%	-	163	-	6,540	210	1,571	-	7,113
1.5%	-	1,015	-	26,424	777	2,039	-	11,836
1.55%	-	211	-	13,476	988	543	-	8,279
1.6%	-	2,864	-	16,367	1,426	925	-	18,911
1.65%	-	1,514	-	28,351	2,982	667	-	28,902
1.7%	-	189	-	3,760	58	215	-	2,634
1.75%	-	65	-	4,695	1,729	29	-	10,677
1.8%	-	931	-	6,036	2,674	477	-	3,376
1.85%	-	249	-	4,205	600	7	-	4,469
1.9%	-	101	-	1,541	159	11	-	1,158
1.95%	-	-	-	9,105	-	-	-	5,344
2%	-	-	-	450	-	2	-	383
2.05%	-	695	-	3,291	767	331	-	4,394
2.1%	-	-	-	310	32	-	-	322
2.15%	-	-	-	1	-	-	-	114
2.2%	-	1,127	-	498	56	87	-	1,491
2.25%	-	-	-	17,401	-	-	-	37
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$2	$124,036	$1,414	$1,420,100	$147,605	$196,497	$47	$1,278,420

	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2

0.95%	$239,731	$-	$-	$-	$117,477	$1,087	$27,069	$-
1%	163,986	-	-	-	32,744	85	2,473	-
1.05%	19,619	-	-	-	5,355	28	270	-
1.1%	93,781	-	-	-	38,123	979	1,725	-
1.15%	44,661	-	-	-	19,049	87	2,083	-
1.2%	167,174	-	-	-	68,318	169	9,665	-
1.25%	23,344	2,222	-	-	15,975	7	3,389	1,118
1.3%	29,878	-	-	-	8,522	3	2,127	-
1.35%	14,988	-	-	-	9,505	32	1,016	-
1.4%	18,791	-	-	-	11,449	11	1,960	-
1.45%	4,277	-	-	-	4,950	-	-	-
1.5%	12,602	-	3,884	2,213	11,086	225	189	723
1.55%	4,273	-	-	-	1,778	17	-	-
1.6%	2,174	-	1,505	1,207	11,022	4	185	719
1.65%	5,268	-	6,242	2,967	12,132	-	618	2,326
1.7%	671	-	-	-	537	-	-	-
1.75%	1,721	-	2,473	609	4,117	298	4,712	1,507
1.8%	4,309	-	913	675	1,204	-	387	-
1.85%	24	-	-	-	1,784	-	291	-
1.9%	11	-	1,370	593	1,956	9	-	361
1.95%	-	-	3,484	3,278	4,496	61	-	3,364
2%	7	-	88	71	2,321	30	-	-
2.05%	-	-	3,607	2,936	6,239	-	-	73
2.1%	-	-	3,087	2,286	4,629	-	-	-
2.15%	-	-	-	156	1,965	-	-	-
2.2%	989	-	1,389	2,593	6,699	-	-	920
2.25%	-	104	-	-	15,455	-	-	5,534
2.35%	-	-	-	150	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	410	1,025	-	-	-
2.5%	-	-	436	609	1,364	-	-	23
2.6%	-	-	675	137	171	-	-	829

	$852,279	$2,326	$29,153	$20,890	$421,447	$3,132	$58,159	$17,497

(Continued)

100

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	MSEM	MSVMG	MSVRE	NVAGF3	NVAMV1	NVAMV2	GVAAA2	GVABD2

0.95%	$42,492	$-	$71	$3,571	$29,753	$-	$42,632	$81,848
1%	14,340	-	-	1,297	10,018	-	39,713	28,394
1.05%	2,807	-	-	640	1,732	-	8,817	10,209
1.1%	14,859	-	-	911	16,216	-	33,455	24,359
1.15%	7,431	-	-	1,052	7,611	-	22,507	20,072
1.2%	23,393	79	672	4,648	22,394	-	59,845	87,505
1.25%	5,577	-	1,008	712	5,098	-	35,595	15,533
1.3%	2,354	-	-	126	4,179	-	29,196	13,904
1.35%	7,464	-	-	139	4,984	-	12,835	19,417
1.4%	4,610	-	-	553	6,450	-	27,845	26,777
1.45%	2,367	-	-	173	697	-	3,210	1,594
1.5%	554	-	33	503	1,743	963	2,384	2,960
1.55%	1,801	-	-	195	827	-	2,386	3,584
1.6%	8,466	29	10,863	47	2,599	105	2,469	2,616
1.65%	2,293	-	-	-	1,570	303	9,121	7,156
1.7%	48	-	-	4	258	-	178	160
1.75%	3,805	799	5,489	-	603	332	213	771
1.8%	414	-	-	-	734	283	990	1,285
1.85%	77	-	-	-	311	-	656	183
1.9%	10	-	-	-	30	275	65	267
1.95%	-	-	-	-	2	688	855	-
2%	329	-	-	-	71	54	455	102
2.05%	38	-	-	-	337	335	4,059	14
2.1%	-	-	-	-	-	271	-	-
2.15%	4	-	-	-	-	40	-	-
2.2%	-	-	-	-	162	770	2,325	62
2.25%	-	-	-	-	1,111	-	81,426	20,279
2.35%	-	-	-	-	-	109	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	68	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	44	-	-

	$145,533	$907	$18,136	$14,571	$119,490	$4,640	$423,232	$369,051

	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6

0.95%	$72,538	$122,164	$35,286	$123,237	$117,340	$5,375	$191,984	$-
1%	20,242	28,901	15,660	48,328	39,879	2,635	56,481	-
1.05%	4,668	9,216	2,653	14,079	5,664	187	8,214	-
1.1%	30,821	33,967	12,482	39,977	39,577	4,930	65,882	-
1.15%	20,314	23,283	7,389	30,506	23,895	2,123	44,568	-
1.2%	52,527	81,118	28,289	47,899	96,653	1,179	96,836	-
1.25%	16,757	21,122	10,130	12,625	25,144	2,723	21,865	-
1.3%	29,962	18,611	3,798	13,094	21,885	199	13,137	-
1.35%	9,516	20,783	6,920	13,532	14,227	127	25,194	-
1.4%	19,520	17,397	8,317	13,169	18,323	522	20,849	-
1.45%	165	771	597	1,222	1,220	-	2,871	-
1.5%	1,314	4,998	421	6,581	2,711	495	5,502	4,223
1.55%	4,122	3,734	2,196	5,560	3,251	18	5,665	-
1.6%	5,046	5,129	521	8,739	1,760	75	9,886	1,121
1.65%	5,498	5,213	2,776	5,701	2,339	452	3,865	1,203
1.7%	-	857	-	1,119	266	24	1,475	-
1.75%	1,897	3,167	131	8,295	1,220	-	7,551	943
1.8%	1,042	907	82	4,836	1,608	73	3,638	64
1.85%	214	1,852	-	614	663	-	4,863	-
1.9%	88	82	123	22	55	-	665	579
1.95%	79	5,082	806	152	-	-	8,816	3,207
2%	-	-	100	-	14	-	397	-
2.05%	199	468	191	32	347	494	697	1,164
2.1%	-	314	-	-	-	-	585	1,131
2.15%	1	-	-	-	-	-	1	313
2.2%	-	22	-	243	30	-	1,265	4,067
2.25%	-	34,151	13,037	-	-	-	11	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	151
2.5%	-	-	-	-	-	-	-	611
2.6%	-	-	-	-	-	-	-	233

	$296,530	$443,309	$151,905	$399,562	$418,071	$21,631	$602,763	$19,010

(Continued)

101

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3	NVNMO1

0.95%	$-	$9,378	$1,949	$77,552	$-	$27,863	$17,606	$334,152
1%	-	3,955	126	41,591	-	13,579	5,750	143,741
1.05%	-	299	165	7,833	-	3,640	1,460	36,632
1.1%	-	2,679	3,550	24,791	-	6,272	8,093	124,956
1.15%	-	2,193	1,783	11,985	-	1,281	3,518	60,118
1.2%	-	5,933	439	55,373	-	10,701	10,186	145,011
1.25%	89	697	359	8,138	664	3,964	1,658	27,512
1.3%	-	644	176	8,554	-	3,813	2,690	33,025
1.35%	-	838	440	10,723	-	916	2,214	40,201
1.4%	-	1,245	404	6,580	-	1,585	2,877	29,742
1.45%	-	216	25	4,381	-	157	395	5,812
1.5%	-	351	223	4,554	-	723	12	7,123
1.55%	-	1,389	136	1,917	-	204	473	8,380
1.6%	-	1,618	-	6,953	-	623	1,250	9,516
1.65%	-	220	116	1,121	-	611	185	9,901
1.7%	-	53	-	33	-	73	177	1,382
1.75%	-	464	-	2,458	-	-	436	2,863
1.8%	-	347	160	972	-	883	346	3,469
1.85%	-	50	165	594	-	17	175	1,306
1.9%	-	3	-	-	-	-	-	1,163
1.95%	-	-	-	197	-	-	67	15
2%	-	42	-	61	-	-	-	24
2.05%	-	2	-	623	-	66	240	1,910
2.1%	-	-	-	-	-	-	-	-
2.15%	-	1	-	1	-	-	1	-
2.2%	-	119	-	1,001	-	70	39	524
2.25%	-	1	-	-	-	-	-	933
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$89	$32,737	$10,216	$277,986	$664	$77,041	$59,848	$1,029,411

	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2

0.95%	$10,602	$-	$10,294	$10,867	$3,670	$21,062	$34,213	$16,420
1%	5,757	-	2,046	4,967	4,545	5,199	24,559	6,050
1.05%	510	-	1	2,626	17	729	504	-
1.1%	8,041	-	1,884	15,663	7,564	5,421	18,577	3,013
1.15%	4,255	-	2,746	6,878	511	808	9,272	1,346
1.2%	4,123	-	3,330	9,601	5,929	21,079	37,296	18,058
1.25%	3,093	-	1,257	8,850	4,210	4,657	9,159	6,893
1.3%	488	-	243	1,344	8,029	3,031	7,313	3,465
1.35%	1,343	-	25	5,219	6,767	4,944	17,734	3,580
1.4%	1,435	-	-	4,766	922	2,429	4,060	114
1.45%	86	-	-	-	-	-	1,374	-
1.5%	116	-	-	-	1,130	2,121	1,725	-
1.55%	938	-	-	1,397	592	953	722	1,128
1.6%	435	-	-	300	-	2,995	2,199	223
1.65%	347	-	-	2,387	-	1,328	3,342	-
1.7%	82	-	145	-	-	-	-	-
1.75%	80	-	-	451	-	-	-	-
1.8%	-	-	-	-	1,554	-	2,844	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	228	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	39	-	-	-	-	-	-
2.25%	1,420	-	-	9,888	7,470	7,954	21,859	22,954
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$43,151	$39	$21,971	$85,204	$52,910	$84,938	$196,752	$83,244

(Continued)

102

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GVGF1	GVGFS

0.95%	$16,565	$22,082	$-	$12,128	$512,846	$-	$-	$3,713
1%	6,683	10,217	-	4,152	279,581	-	-	991
1.05%	1,292	1,214	-	132	44,162	-	-	344
1.1%	4,838	10,165	-	3,952	130,049	-	-	1,803
1.15%	4,411	7,877	-	3,814	40,626	-	-	1,093
1.2%	19,008	11,260	-	8,760	118,681	-	-	2,818
1.25%	4,005	3,039	-	880	38,536	-	16	331
1.3%	8,182	1,990	-	6,459	18,859	-	-	393
1.35%	5,769	6,045	-	290	21,126	-	-	274
1.4%	6,373	12,272	-	2,605	27,452	-	-	1,247
1.45%	-	532	-	-	5,228	-	-	100
1.5%	202	621	1,622	111	9,902	1,898	-	90
1.55%	-	942	-	-	6,108	-	-	398
1.6%	-	1,546	1,045	367	10,284	1,315	-	1,782
1.65%	235	467	1,495	189	7,250	2,458	-	116
1.7%	238	296	-	217	2,054	-	-	-
1.75%	168	175	-	374	3,698	1,062	-	75
1.8%	-	-	-	-	1,622	660	-	302
1.85%	1,224	272	-	-	880	-	-	13
1.9%	-	-	-	-	106	592	-	28
1.95%	-	-	2,287	56	97	1,416	-	-
2%	-	-	-	-	53	-	-	7
2.05%	-	-	5,776	85	338	979	-	-
2.1%	-	-	417	-	394	421	-	-
2.15%	-	-	299	-	146	-	-	2
2.2%	-	-	637	168	888	872	-	-
2.25%	5,016	4,727	-	1,998	20,512	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	362	-	-
2.5%	-	-	434	-	-	935	-	-
2.6%	-	-	-	-	-	82	-	-

	$84,209	$95,739	$14,012	$46,737	$1,301,478	$13,052	$16	$15,920

	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8	GVIDA	NVDBL2

0.95%	$936,991	$-	$120,764	$-	$12,436	$18,929	$110,303	$8,452
1%	385,775	-	62,305	-	5,748	1,218	22,549	2,847
1.05%	79,894	-	18,038	-	536	426	11,583	28
1.1%	397,886	-	28,495	-	6,077	1,733	70,312	1,621
1.15%	190,950	-	13,073	-	4,186	1,489	31,354	7,083
1.2%	512,076	-	25,010	-	5,998	4,949	79,223	1,167
1.25%	100,791	-	5,845	282	956	1,895	70,490	428
1.3%	107,255	-	6,963	-	843	45	9,016	1,594
1.35%	109,258	-	4,703	-	2,694	454	28,498	54
1.4%	147,730	-	4,985	-	2,291	56	27,648	1,086
1.45%	10,554	-	371	-	357	4	5,874	-
1.5%	31,936	39,663	2,380	-	910	88	15,646	528
1.55%	33,176	-	1,239	-	379	-	7,557	3,176
1.6%	51,662	9,859	821	-	1,520	93	17,314	540
1.65%	34,576	20,302	476	-	1,490	58	16,856	-
1.7%	5,452	-	398	-	27	2	1,868	-
1.75%	25,270	11,729	558	-	974	-	7,835	-
1.8%	17,332	5,024	316	-	375	-	5,121	-
1.85%	3,836	-	-	-	145	45	2,507	-
1.9%	121	3,532	-	-	130	-	118	-
1.95%	267	22,957	-	-	889	-	22,027	-
2%	310	143	33	-	96	-	77	-
2.05%	3,134	12,487	32	-	594	-	15,629	-
2.1%	76	18,562	-	-	265	-	3,138	-
2.15%	413	40	-	-	60	-	962	-
2.2%	1,169	15,995	-	-	658	-	9,598	-
2.25%	45,502	-	-	-	-	-	5,933	1,240
2.35%	-	174	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	2,930	-	-	43	-	-	-
2.5%	-	1,075	-	-	-	-	-	-
2.6%	-	3,148	-	-	702	-	10,242	-

	$3,233,392	$167,620	$296,805	$282	$51,379	$31,484	$609,278	$29,844

(Continued)

103

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	GVUS1	GVUSL	MCIF

0.95%	$1,949	$147,839	$548,962	$188,484	$210,630	$-	$7,346	$343,899
1%	439	25,675	223,265	65,709	54,769	-	1,638	134,108
1.05%	-	5,156	54,853	10,868	14,041	-	206	21,446
1.1%	1,078	85,240	434,227	241,432	149,302	-	1,594	175,245
1.15%	1,465	60,319	293,917	169,610	82,440	-	1,080	98,604
1.2%	919	110,189	383,217	180,853	109,284	-	3,868	213,380
1.25%	462	32,749	309,559	145,942	79,181	-	1,192	44,184
1.3%	-	14,529	63,283	25,095	17,281	-	899	63,843
1.35%	177	33,737	109,158	53,279	31,070	-	1,735	61,255
1.4%	-	39,699	224,438	147,337	62,000	-	949	54,307
1.45%	-	4,674	23,093	10,818	7,128	-	219	13,586
1.5%	-	39,460	77,472	54,134	41,520	-	150	10,581
1.55%	-	11,369	54,050	73,721	17,142	-	166	17,450
1.6%	-	24,287	157,549	64,393	36,890	-	281	23,766
1.65%	-	19,616	93,978	58,695	34,007	-	150	16,537
1.7%	-	31	8,215	3,187	5,347	-	9	1,891
1.75%	-	14,070	110,726	41,230	40,164	-	4	15,334
1.8%	-	2,185	52,185	14,671	15,177	-	84	8,917
1.85%	-	4,819	11,328	8,262	1,648	-	-	1,311
1.9%	-	760	9,615	2,610	3,096	-	-	879
1.95%	-	6,951	28,478	29,455	6,975	-	-	466
2%	-	30	5,354	295	3,581	-	-	750
2.05%	-	6,615	16,846	12,682	12,376	-	71	5,283
2.1%	-	11,031	37,160	29,901	22,969	-	-	773
2.15%	-	2,109	8,278	6,504	5,417	-	-	289
2.2%	-	9,306	39,671	36,124	22,440	-	313	2,531
2.25%	2,388	14,977	165,176	115,636	22,916	-	-	10,586
2.35%	-	284	6,775	1,600	299	-	-	-
2.4%	-	-	-	925	-	-	-	-
2.45%	-	-	943	2,077	1,316	-	-	-
2.5%	-	3,441	2,550	3,027	4,646	-	-	-
2.6%	-	4,584	4,638	5,337	6,104	-	-	-

	$8,877	$735,731	$3,558,959	$1,803,893	$1,121,156	$-	$21,954	$1,341,201

	SAM	NVMIG1	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2

0.95%	$1,183,217	$2	$229,956	$-	$40,512	$-	$61,413	$-
1%	462,518	-	110,368	-	11,261	-	22,396	-
1.05%	99,849	-	20,373	-	3,083	-	2,246	-
1.1%	388,028	120	55,608	-	14,060	-	31,356	-
1.15%	194,109	1	33,480	-	12,954	-	23,616	-
1.2%	723,734	-	138,523	-	43,048	-	40,702	-
1.25%	115,570	-	26,127	32	6,467	2,715	12,477	-
1.3%	103,653	-	22,152	-	16,282	-	4,870	-
1.35%	146,412	-	24,055	-	6,582	-	11,091	-
1.4%	147,954	-	25,073	-	5,028	-	13,186	-
1.45%	12,616	-	3,213	-	279	-	1,934	-
1.5%	53,295	-	17,658	-	1,252	2,690	4,248	2,125
1.55%	19,067	-	4,749	-	1,536	-	1,945	-
1.6%	50,658	-	8,315	-	2,914	782	8,973	1,126
1.65%	74,795	-	8,095	-	1,191	1,469	7,368	3,511
1.7%	3,463	-	436	-	122	-	510	-
1.75%	46,107	-	1,543	-	1,413	488	3,851	1,999
1.8%	26,037	-	4,994	-	2,015	-	2,714	11
1.85%	4,210	-	650	-	763	-	517	-
1.9%	6,985	-	79	-	-	127	346	279
1.95%	12,299	-	823	-	13	711	1,498	2,866
2%	2,816	-	9	-	38	636	385	73
2.05%	29,927	-	1,165	-	626	538	2,183	910
2.1%	14,062	-	-	-	409	1,035	1,542	968
2.15%	4,219	-	63	-	-	-	129	-
2.2%	13,459	-	952	-	781	557	1,928	3,458
2.25%	21,810	-	38	-	-	-	4,884	236
2.35%	1,195	-	-	-	-	32	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	508	-	-	-	-	62	100	57
2.5%	33	-	-	-	-	-	-	-
2.6%	5,733	-	-	-	-	67	1,456	98

	$3,968,338	$123	$738,497	$32	$172,629	$11,909	$269,864	$17,717

(Continued)

104

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF

0.95%	$19,568	$6,977	$334,898	$-	$210,195	$75,473	$-	$403,682
1%	7,843	1,639	166,833	-	48,046	26,888	-	126,255
1.05%	1,245	806	24,498	-	8,812	3,455	-	19,214
1.1%	7,665	2,311	146,633	-	125,357	39,861	-	178,644
1.15%	5,807	1,690	64,936	-	75,059	19,016	-	78,235
1.2%	14,777	2,534	173,304	49,640	178,802	59,219	-	211,477
1.25%	1,967	4,856	49,973	-	30,366	11,788	-	45,277
1.3%	1,861	871	17,222	18,453	23,724	9,021	-	27,776
1.35%	2,003	1,061	32,088	12,533	40,224	12,836	-	52,271
1.4%	4,157	7,196	41,685	6,858	50,287	12,108	-	51,706
1.45%	307	267	6,353	170	4,805	1,371	-	6,491
1.5%	793	6,657	16,903	760	13,577	2,591	1,591	15,866
1.55%	2,071	243	7,990	-	9,205	6,520	-	13,816
1.6%	5,139	1,493	13,506	28	13,663	5,765	287	24,934
1.65%	605	6,134	21,003	2,233	18,982	5,095	1,193	17,472
1.7%	97	7	2,569	314	1,964	554	-	3,249
1.75%	1,008	2,486	6,434	167	3,807	4,341	1,107	15,060
1.8%	1,156	1,327	6,359	168	12,057	3,152	10	9,109
1.85%	116	-	872	526	768	418	-	3,457
1.9%	60	1,234	713	-	635	29	204	478
1.95%	-	4,773	1,105	-	80	10	1,803	148
2%	94	117	440	-	259	22	23	578
2.05%	5	2,562	3,180	286	5,504	1,355	861	3,292
2.1%	-	5,607	337	502	83	-	1,557	-
2.15%	8	547	187	-	140	134	-	174
2.2%	-	4,695	3,186	-	724	963	408	1,794
2.25%	2	2,002	9,049	-	1,740	-	-	5
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	9
2.45%	-	68	-	-	-	-	-	-
2.5%	-	616	-	-	-	-	448	-
2.6%	-	4,282	-	-	-	-	125	-

	$78,354	$75,058	$1,152,256	$92,638	$878,865	$301,985	$9,617	$1,310,469

	SCVF2	SCF	SCF2	MSBF	NVSTB2	GGTC	GGTC3	GVUG1

0.95%	$-	$424,786	$-	$251,518	$58,966	$636	$9,013	$-
1%	-	160,039	-	97,053	14,233	1,273	5,563	-
1.05%	-	23,412	-	16,894	2,778	48	371	-
1.1%	-	136,658	-	70,690	9,365	236	8,334	-
1.15%	-	71,064	-	40,588	13,240	86	2,081	-
1.2%	-	225,466	-	150,512	49,885	506	4,254	-
1.25%	-	47,310	-	36,479	7,086	96	814	1,157
1.3%	-	37,369	-	32,646	3,717	69	871	-
1.35%	-	38,868	-	33,456	7,801	58	1,949	-
1.4%	-	65,237	-	26,538	11,841	89	986	-
1.45%	-	6,354	-	3,629	91	21	81	-
1.5%	5,093	14,585	8,668	18,129	831	16	348	-
1.55%	-	10,195	-	4,099	569	42	214	-
1.6%	1,167	16,700	4,827	11,457	1,602	11	1,760	-
1.65%	3,192	14,535	3,742	23,750	5,495	-	334	-
1.7%	-	1,167	-	2,023	79	15	131	-
1.75%	1,294	5,566	2,416	10,400	179	17	244	-
1.8%	57	9,651	2,760	8,447	1,861	79	522	-
1.85%	-	1,000	-	1,672	-	-	13	-
1.9%	814	540	3,602	896	-	47	2	-
1.95%	2,363	706	4,858	7,874	-	-	26	-
2%	88	305	448	101	-	-	46	-
2.05%	734	2,355	4,481	12,899	805	-	7	-
2.1%	3,004	127	3,721	2,677	-	-	-	-
2.15%	-	1	527	2	-	-	1	-
2.2%	2,645	295	6,744	6,143	51	-	21	-
2.25%	-	123	-	-	21,354	-	1	336
2.35%	99	-	-	177	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	1,758	908	-	-	-	-
2.5%	542	-	1,018	181	-	-	-	-
2.6%	903	-	1,079	446	-	-	-	-

	$21,995	$1,314,414	$50,649	$872,284	$211,829	$3,345	$37,987	$1,493

(Continued)

105

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	AMTB	PMVFAD

0.95%	$8,675	$96,208	$-	$15,997	$68,614	$378,849	$80,820	$23,904
1%	2,632	46,281	-	4,716	38,980	104,756	25,585	4,773
1.05%	284	7,515	-	633	7,896	14,938	5,647	457
1.1%	2,570	33,732	-	10,550	30,979	136,698	39,909	7,197
1.15%	1,839	17,328	-	4,817	32,556	65,013	21,712	2,383
1.2%	6,047	55,405	-	6,827	57,064	168,101	75,349	16,031
1.25%	630	12,907	-	3,613	16,264	38,871	15,422	1,210
1.3%	776	9,561	-	1,757	5,916	19,104	21,245	1,403
1.35%	613	12,189	-	1,640	14,713	45,256	14,358	2,051
1.4%	433	13,546	-	1,375	9,521	39,049	9,068	2,266
1.45%	93	2,075	-	119	1,389	9,261	744	199
1.5%	888	3,618	2,481	136	5,890	19,837	5,725	51
1.55%	327	2,070	-	424	2,667	9,034	1,385	637
1.6%	1,184	4,404	702	942	4,146	26,191	3,919	325
1.65%	698	4,400	1,967	620	9,270	20,926	8,331	103
1.7%	21	757	-	155	1,284	1,803	333	87
1.75%	689	1,790	1,049	175	2,007	12,036	5,694	13
1.8%	120	1,877	557	-	4,348	10,394	2,847	-
1.85%	20	463	-	-	396	2,933	178	-
1.9%	18	166	553	-	-	1,614	90	189
1.95%	79	444	2,581	-	-	8,181	5,139	-
2%	152	64	131	-	29	509	510	-
2.05%	471	617	806	-	700	4,920	503	-
2.1%	292	19	1,317	-	618	7,336	6,348	-
2.15%	-	1	34	-	5	82	156	-
2.2%	153	360	1,858	-	70	7,153	1,794	-
2.25%	-	12,034	-	-	5,144	153	11,827	-
2.35%	-	-	147	-	-	1,052	69	-
2.4%	-	1	-	-	-	14	-	-
2.45%	-	-	107	-	-	309	-	-
2.5%	-	-	151	-	-	902	-	-
2.6%	156	-	257	-	-	919	-	-

	$29,860	$339,832	$14,698	$54,496	$320,466	$1,156,194	$364,707	$63,279

	PMVLAD	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2

0.95%	$83,215	$357	$-	$64	$913	$2,460	$182	$-
1%	32,617	-	-	-	322	969	-	-
1.05%	7,947	-	-	-	-	67	-	-
1.1%	28,343	1,094	-	50	564	1,618	249	-
1.15%	21,202	376	-	438	78	39	49	-
1.2%	72,992	32	-	-	2,445	2,359	-	-
1.25%	4,493	140	944	-	741	2,518	-	-
1.3%	9,855	37	-	43	-	11	-	-
1.35%	8,719	38	-	-	423	409	93	-
1.4%	12,609	167	-	451	176	1,691	2,876	-
1.45%	808	-	-	-	-	-	285	-
1.5%	2,446	-	-	-	2,134	1,424	-	1,743
1.55%	8,270	709	-	-	26	29	2,419	-
1.6%	9,455	51	-	189	597	-	-	1,028
1.65%	2,022	-	-	-	1,565	851	-	2,265
1.7%	2,315	-	-	-	-	2	-	-
1.75%	2,200	-	-	-	906	34	-	580
1.8%	3,673	-	-	-	277	97	-	-
1.85%	3,010	-	-	-	-	-	-	-
1.9%	23	-	-	-	72	116	-	869
1.95%	7,951	-	-	-	1,535	179	-	3,222
2%	-	-	-	-	-	42	-	-
2.05%	-	-	-	-	684	514	-	2,063
2.1%	614	-	-	-	572	104	-	2,835
2.15%	-	-	-	-	497	147	-	119
2.2%	2,096	-	-	-	2,055	376	-	85
2.25%	9,306	-	-	-	568	1,128	-	-
2.35%	-	-	-	-	224	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	298	148	-	1,552
2.5%	-	-	-	-	-	384	-	102
2.6%	-	-	-	-	91	-	-	585

	$336,181	$3,001	$944	$1,235	$17,763	$17,716	$6,153	$17,048

(Continued)

106

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	IVHS	IVRE	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2

0.95%	$24	$301	$-	$-	$22,063	$215,681	$-	$215,284
1%	-	8	-	-	6,926	82,942	-	60,632
1.05%	-	-	-	-	351	17,829	-	12,937
1.1%	1,025	2,371	-	-	13,334	91,623	-	60,279
1.15%	48	943	-	-	6,700	41,700	-	39,604
1.2%	12	15	-	-	14,380	119,024	-	145,950
1.25%	103	51	320	-	1,570	25,922	-	34,255
1.3%	-	42	-	-	1,743	22,595	-	31,504
1.35%	-	-	-	-	2,529	26,348	-	45,485
1.4%	-	-	-	-	3,070	28,391	-	29,352
1.45%	-	-	-	-	257	2,965	-	593
1.5%	-	-	6,085	3,289	8,854	8,924	4,639	9,788
1.55%	-	-	-	-	2,325	9,303	-	8,464
1.6%	-	-	1,110	1,498	2,445	9,260	442	10,717
1.65%	-	-	5,491	11,160	9,112	12,736	3,000	8,270
1.7%	-	-	-	-	786	289	-	369
1.75%	-	-	184	313	2,425	8,292	1,184	5,640
1.8%	-	-	1,112	1,169	2,855	9,701	501	6,987
1.85%	-	-	-	-	1,740	901	-	1,690
1.9%	-	-	-	331	2,392	53	548	2,221
1.95%	-	-	4,097	6,307	16,215	534	1,914	3,280
2%	-	-	-	-	24	98	108	235
2.05%	-	-	2,994	2,084	3,234	2,906	1,787	957
2.1%	-	-	1,673	1,742	4,347	393	8,256	3,450
2.15%	-	-	337	3	-	-	331	5,105
2.2%	-	-	3,187	1,146	4,914	95	4,790	2,862
2.25%	-	-	-	-	13,696	-	-	46,973
2.35%	-	-	-	166	460	-	864	200
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	695	27	712	-	-	420
2.5%	-	-	91	147	426	-	91	-
2.6%	-	-	613	352	687	-	474	-

	$1,212	$3,731	$27,989	$29,734	$150,572	$738,505	$28,929	$793,503

	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVV	ACVV2	ACVVS1

0.95%	$2,355	$70	$38,639	$-	$-	$458,450	$-	$-
1%	105	-	9,731	-	-	146,462	-	-
1.05%	-	-	903	-	-	25,119	-	-
1.1%	11,590	-	12,732	-	-	244,988	-	-
1.15%	5,699	-	5,282	-	-	115,551	-	-
1.2%	546	-	29,487	-	-	319,826	-	-
1.25%	97	-	2,699	6,463	-	72,293	-	-
1.3%	250	-	3,214	-	-	51,876	-	-
1.35%	34	-	3,981	-	-	70,472	-	-
1.4%	25	-	5,031	-	-	93,177	-	-
1.45%	-	-	411	-	-	12,414	-	-
1.5%	-	-	1,329	-	-	24,873	15,535	-
1.55%	-	-	754	-	-	16,870	-	-
1.6%	-	290	2,702	-	31	32,181	2,197	-
1.65%	-	-	230	-	121	27,133	5,309	-
1.7%	-	-	545	-	-	3,847	-	-
1.75%	172	2,069	109	-	888	10,810	2,520	-
1.8%	-	-	303	-	-	12,433	4,258	-
1.85%	-	-	1,140	-	-	3,659	-	-
1.9%	-	-	-	-	-	508	4,358	-
1.95%	-	-	29	-	-	33	10,238	-
2%	-	-	-	-	-	1,283	924	-
2.05%	-	-	-	-	-	4,827	5,847	-
2.1%	-	-	-	-	-	-	4,585	-
2.15%	-	-	-	-	-	10	599	-
2.2%	-	-	322	-	-	2,575	2,995	-
2.25%	-	-	40	2,199	-	4,284	-	-
2.35%	-	-	-	-	-	-	1,641	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	1,032	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	754	-

	$20,873	$2,429	$119,613	$8,662	$1,040	$1,755,954	$62,792	$-

(Continued)

107

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	ACVVS2	DVSCS	DSIF	DSRG	DSRGS	DCAP	DCAPS	DSC

0.95%	$-	$81,968	$1,135,413	$147,056	$-	$175,083	$-	$247
1%	-	26,833	517,903	70,080	-	74,596	-	-
1.05%	-	2,448	108,692	15,512	-	21,297	-	-
1.1%	-	39,697	386,125	83,683	-	73,261	-	264
1.15%	-	22,031	217,103	26,579	-	37,036	-	-
1.2%	-	46,374	600,001	62,714	-	100,560	-	-
1.25%	-	19,188	127,848	12,809	-	22,694	-	79
1.3%	-	7,764	100,815	7,394	-	18,589	-	-
1.35%	-	19,318	147,537	9,794	-	20,050	-	6
1.4%	-	13,137	107,160	13,675	-	28,974	-	274
1.45%	-	3,437	27,330	1,362	-	3,134	-	-
1.5%	-	2,377	27,213	3,890	633	8,044	4,893	-
1.55%	-	3,184	17,622	2,082	-	6,486	-	360
1.6%	-	7,189	43,836	925	63	5,882	4,471	-
1.65%	-	2,331	25,486	3,154	264	7,419	4,604	-
1.7%	-	838	10,845	339	-	1,621	-	-
1.75%	-	1,771	11,428	2,551	-	954	2,038	-
1.8%	-	978	8,796	1,090	-	3,737	576	-
1.85%	-	720	2,888	73	-	367	-	-
1.9%	-	698	831	173	3	31	107	-
1.95%	-	76	108	-	189	197	2,371	-
2%	-	-	297	12	-	239	49	-
2.05%	-	1,133	3,809	1,241	-	1,921	2,543	-
2.1%	-	-	-	-	328	344	4,744	-
2.15%	-	-	243	-	-	-	-	-
2.2%	-	1,162	1,795	268	-	187	1,198	-
2.25%	-	8	29,918	81	-	4,889	-	-
2.35%	-	-	-	-	-	-	4	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	374	-	1,719	-
2.5%	-	-	-	-	-	-	181	-
2.6%	-	-	-	-	1	-	566	-

	$-	$304,660	$3,661,042	$466,537	$1,855	$617,592	$30,064	$1,230

	DVIV	FCA2S	FALFS	FHIBS	FVMOS	FQB	FQBS	FC2

0.95%	$697	$-	$-	$-	$1,813	$440,013	$-	$-
1%	-	-	-	-	476	112,091	-	-
1.05%	-	-	-	-	65	29,792	-	-
1.1%	141	-	-	-	602	206,614	-	-
1.15%	20	-	-	-	344	134,706	-	-
1.2%	-	-	-	-	1,237	279,582	-	-
1.25%	-	-	-	-	48	66,326	-	-
1.3%	-	-	-	-	141	62,628	-	-
1.35%	-	-	-	-	367	88,528	-	-
1.4%	685	-	-	-	482	97,761	-	-
1.45%	-	-	-	-	250	12,783	-	-
1.5%	-	650	31	12,398	58	14,297	18,897	29,771
1.55%	924	-	-	-	-	22,618	-	-
1.6%	-	1,569	-	2,623	66	48,481	7,567	8,906
1.65%	-	342	30	7,349	34	30,171	18,821	23,215
1.7%	-	-	-	-	-	5,804	-	-
1.75%	-	129	-	3,582	3	32,826	9,329	14,011
1.8%	-	125	15	778	-	16,250	1,114	4,407
1.85%	-	-	-	-	63	6,907	-	-
1.9%	-	-	-	-	-	59	2,680	6,623
1.95%	-	2,310	156	5,021	-	49	19,379	33,360
2%	-	-	-	352	-	516	457	1,979
2.05%	-	2,540	129	8,699	-	2,124	15,314	11,094
2.1%	-	2,010	71	7,948	-	-	10,335	20,624
2.15%	-	115	11	1,688	-	7	5,983	326
2.2%	-	1,971	256	2,030	-	825	5,377	18,757
2.25%	-	-	-	-	-	3,521	-	-
2.35%	-	-	-	464	-	-	515	2,218
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,133	-	-	601	1,534
2.5%	-	-	-	1,125	-	-	499	1,819
2.6%	-	127	30	399	-	-	2,796	2,573

	$2,467	$11,888	$729	$55,589	$6,049	$1,715,279	$119,664	$181,217

(Continued)

108

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FVSS2	FCS	FNRS2	FEIS	FEI2	FF10S	FF10S2	FF20S

0.95%	$-	$1,092,643	$71,299	$830,497	$-	$29,297	$-	$19,995
1%	-	499,441	25,589	361,726	-	12,434	-	12,553
1.05%	-	78,786	4,795	76,089	-	1,681	-	1,737
1.1%	-	423,318	28,299	358,231	-	15,049	-	15,745
1.15%	-	210,490	13,626	159,297	-	4,078	-	1,308
1.2%	-	679,986	48,329	458,099	-	18,787	-	15,080
1.25%	-	146,372	11,211	97,192	-	1,186	465	2,594
1.3%	-	118,251	7,669	62,754	-	2,042	-	585
1.35%	-	131,856	13,884	108,316	-	1,327	-	1,499
1.4%	-	160,466	12,233	126,049	-	2,669	-	1,692
1.45%	-	31,619	1,984	15,672	-	-	-	176
1.5%	4,347	36,938	2,254	31,870	25,841	726	-	2,230
1.55%	-	26,121	4,042	23,086	-	1,697	-	585
1.6%	745	50,535	4,813	47,559	5,959	605	-	123
1.65%	1,832	53,628	1,676	39,497	17,246	7,808	-	377
1.7%	-	8,757	1,000	5,258	-	-	-	-
1.75%	1,747	20,699	2,987	20,055	7,925	1,144	-	-
1.8%	1,180	18,793	5,086	16,640	6,238	121	-	2,498
1.85%	-	5,755	3,325	2,863	-	-	-	467
1.9%	-	1,019	73	631	7,674	-	-	-
1.95%	2,139	5,953	5,197	1,445	15,827	-	-	900
2%	49	292	141	566	414	-	-	-
2.05%	2,132	6,829	237	5,810	6,100	-	-	802
2.1%	4,063	295	312	-	13,568	-	-	-
2.15%	-	112	1	97	-	-	-	-
2.2%	1,557	3,467	33	1,375	11,174	-	-	-
2.25%	-	61,711	29	29,640	-	-	776	-
2.35%	-	-	-	-	473	-	-	-
2.4%	-	9	-	-	-	-	-	-
2.45%	-	-	-	-	1,211	-	-	-
2.5%	-	-	-	-	346	-	-	-
2.6%	874	-	-	-	5,035	-	-	-

	$20,665	$3,874,141	$270,124	$2,880,314	$125,031	$100,651	$1,241	$80,946

	FF20S2	FF30S	FF30S2	FGOS	FGS	FG2	FHIS	FHISR

0.95%	$-	$7,963	$-	$82,606	$543,541	$-	$211,438	$155,115
1%	-	4,932	-	49,918	301,414	-	99,266	38,084
1.05%	-	349	-	14,783	57,704	-	24,557	6,583
1.1%	-	10,067	-	15,789	195,110	-	74,335	37,467
1.15%	-	4,298	-	5,676	75,298	-	34,236	25,029
1.2%	-	7,950	-	28,607	321,393	-	103,871	217,235
1.25%	1,407	1,395	904	5,348	63,635	-	17,425	6,086
1.3%	-	220	-	5,483	46,057	-	24,012	18,301
1.35%	-	2,225	-	6,030	49,153	-	20,700	19,805
1.4%	-	362	-	2,673	52,392	-	20,363	13,771
1.45%	-	-	-	893	6,256	-	1,091	1,906
1.5%	-	-	-	2,166	22,126	9,763	7,411	2,725
1.55%	-	49	-	1,156	14,044	-	4,651	3,415
1.6%	-	-	-	346	12,738	2,605	6,053	3,042
1.65%	-	22	-	2,332	19,846	8,062	5,418	2,033
1.7%	-	4	-	721	4,401	-	1,686	1,003
1.75%	-	-	-	17	8,280	3,675	5,704	708
1.8%	-	3	-	136	8,697	1,208	2,512	545
1.85%	-	-	-	100	2,637	-	260	536
1.9%	-	-	-	179	380	788	-	-
1.95%	-	-	-	-	-	3,735	8	-
2%	-	-	-	-	274	200	29	10
2.05%	-	-	-	298	1,844	3,746	400	4
2.1%	-	-	-	-	-	5,268	86	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	718	7,029	1,350	307
2.25%	1,373	-	4,482	-	5,824	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,637	-	-
2.5%	-	-	-	-	-	200	-	-
2.6%	-	-	-	-	-	1,452	-	-

	$2,780	$39,839	$5,386	$225,257	$1,813,762	$49,368	$666,862	$553,710

(Continued)

109

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FIGBS	FMCS	FMC2	FOS	FO2R	FOSR	FVSS	FTVIS2

0.95%	$260,939	$129,559	$-	$76,624	$-	$106,231	$53,276	$118,142
1%	74,941	58,439	-	45,291	-	33,775	17,575	48,277
1.05%	12,514	5,637	-	9,520	-	7,097	3,210	10,265
1.1%	74,402	61,261	-	12,301	-	47,325	21,491	53,686
1.15%	45,250	29,077	-	5,978	-	22,851	10,899	24,800
1.2%	196,763	79,236	-	45,172	-	90,070	27,734	104,613
1.25%	29,006	12,874	13,914	9,986	-	19,550	8,062	29,144
1.3%	48,534	13,151	-	6,600	-	12,819	4,737	39,771
1.35%	29,825	17,566	-	4,388	-	14,134	10,210	57,034
1.4%	41,512	20,258	-	2,867	-	29,908	6,877	21,328
1.45%	3,426	4,956	-	1,216	-	1,768	1,090	11,531
1.5%	9,063	3,253	21,302	2,060	12,572	5,437	289	5,669
1.55%	5,916	2,749	-	556	-	4,139	665	3,702
1.6%	12,057	8,057	9,593	284	7,770	4,620	5,740	6,797
1.65%	6,484	13,092	22,256	1,810	15,596	4,944	1,787	25,180
1.7%	2,407	561	-	221	-	446	383	1,249
1.75%	10,798	870	7,823	318	2,755	2,366	2,319	3,158
1.8%	4,997	1,800	2,755	360	1,946	3,287	982	2,861
1.85%	928	2,585	-	6	-	1,594	376	4,489
1.9%	1,201	871	4,208	-	2,697	-	-	199
1.95%	306	4,897	18,020	-	13,919	66	32	7,439
2%	-	96	3,104	-	916	137	-	359
2.05%	1,244	2,215	13,533	868	3,869	1,074	316	-
2.1%	1,330	317	18,828	-	8,395	368	-	312
2.15%	-	1	108	-	138	1	-	-
2.2%	165	766	8,619	641	7,147	519	215	47
2.25%	52,217	-	12,418	-	-	-	1,602	16,852
2.35%	-	-	575	-	68	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	3,520	-	1,766	-	-	-
2.5%	-	-	1,965	-	999	-	-	-
2.6%	-	-	1,908	-	1,068	-	-	-

	$926,225	$474,144	$164,449	$227,067	$81,621	$414,526	$179,867	$596,904

	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3	FTVFA2	AMGP

0.95%	$-	$60,573	$33,674	$-	$25,187	$163,809	$8,951	$-
1%	-	21,857	18,908	-	10,078	56,997	3,550	-
1.05%	-	1,765	1,615	-	1,719	11,063	185	-
1.1%	-	22,032	13,492	-	8,432	47,635	3,311	-
1.15%	-	12,381	5,230	-	4,199	31,231	1,920	-
1.2%	-	37,982	23,871	-	11,588	100,939	7,319	-
1.25%	2,174	18,705	10,367	369	10,636	22,628	2,242	-
1.3%	-	3,594	6,178	-	1,696	39,273	769	-
1.35%	-	6,284	6,557	-	3,367	28,548	1,202	-
1.4%	-	6,489	8,142	-	11,836	33,456	1,612	-
1.45%	-	2,526	3,688	-	551	2,781	638	-
1.5%	-	858	2,429	-	1,066	4,346	590	-
1.55%	-	1,394	1,968	-	1,881	9,585	1,846	-
1.6%	-	3,982	7,648	-	3,092	6,637	4,905	1,523
1.65%	-	1,221	467	-	1,146	9,055	950	-
1.7%	-	181	18	-	697	4,225	694	-
1.75%	-	810	1,427	-	1,162	5,301	74	3,270
1.8%	-	1,068	86	-	898	3,451	315	-
1.85%	-	291	111	-	1,712	7,184	1,705	-
1.9%	-	-	77	-	183	-	-	-
1.95%	-	880	88	-	5,136	15,829	6,101	-
2%	-	-	195	-	-	-	-	-
2.05%	-	-	1,340	-	-	239	-	-
2.1%	-	-	-	-	313	1,244	311	-
2.15%	-	-	1	-	1	-	-	-
2.2%	-	-	44	-	22	147	22	-
2.25%	7,766	-	-	-	-	56	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$9,940	$204,873	$147,621	$369	$106,598	$605,659	$49,212	$4,793

(Continued)

110

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	AMINS	AMCG	AMTP	AMRS	AMFAS	AMSRS	OVCAFS	OVGR

0.95%	$-	$18	$1	$-	$2,809	$10,883	$-	$371,134
1%	-	-	-	-	513	7,483	-	150,215
1.05%	-	-	-	-	-	3,531	-	24,745
1.1%	-	-	8	-	1,284	7,226	-	190,134
1.15%	-	-	-	-	116	1,398	-	104,890
1.2%	-	146	-	-	1,782	10,517	-	213,122
1.25%	-	406	-	50	778	1,515	-	48,090
1.3%	-	-	-	-	257	464	-	26,563
1.35%	-	-	-	-	168	341	-	57,632
1.4%	-	-	-	-	1,195	1,116	-	68,478
1.45%	-	-	-	-	-	45	-	8,429
1.5%	-	-	-	-	1,431	33	11,397	18,347
1.55%	-	-	-	-	-	47	-	10,552
1.6%	-	2,331	422	-	1,265	1,743	3,565	21,508
1.65%	-	203	-	-	1,604	456	7,550	23,137
1.7%	-	-	-	-	-	27	-	3,638
1.75%	-	3,439	6,832	-	978	999	3,779	8,874
1.8%	-	-	-	-	-	25	4,721	10,123
1.85%	-	-	-	-	-	-	-	1,262
1.9%	-	-	-	-	733	242	2,127	1,855
1.95%	-	-	-	-	788	309	6,410	1,276
2%	-	-	-	-	312	-	161	697
2.05%	-	-	-	-	1,223	226	2,254	2,361
2.1%	-	-	-	-	176	480	3,361	-
2.15%	-	-	-	-	243	-	184	-
2.2%	-	-	-	-	315	-	4,446	223
2.25%	-	-	-	-	-	1,520	-	28,872
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	206	193	107	-
2.5%	-	-	-	-	24	-	573	-
2.6%	-	-	-	-	115	-	1,483	-

	$-	$6,543	$7,263	$50	$18,315	$50,819	$52,118	$1,396,157

	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS	OVGI	OVGIS

0.95%	$302,806	$185,841	$-	$8,354	$247	$-	$359,440	$-
1%	69,634	51,009	-	2,810	84	-	180,948	-
1.05%	14,057	6,690	-	126	-	-	24,235	-
1.1%	126,509	101,815	-	2,251	249	-	150,050	-
1.15%	65,199	48,328	-	1,768	99	-	74,977	-
1.2%	203,429	144,831	-	5,346	101	-	205,796	-
1.25%	42,038	29,623	-	235	14	325	50,440	-
1.3%	28,941	20,029	-	19	417	-	32,643	-
1.35%	40,549	41,654	-	242	-	-	59,221	-
1.4%	63,596	41,455	-	2,641	28	-	54,702	-
1.45%	6,008	2,883	-	1	-	-	11,595	-
1.5%	21,398	11,603	8,111	6	79	-	18,307	10,002
1.55%	6,926	8,241	-	-	130	-	9,683	-
1.6%	23,565	17,845	3,434	-	-	-	10,698	4,509
1.65%	23,859	19,701	4,421	39	-	-	22,577	12,303
1.7%	2,284	557	-	84	-	-	2,016	-
1.75%	14,876	9,470	3,682	-	-	-	10,620	4,428
1.8%	8,133	11,814	4,166	70	-	-	10,300	1,154
1.85%	1,547	1,269	-	18	-	-	1,274	-
1.9%	5,412	696	1,048	-	-	-	790	1,356
1.95%	11,139	616	7,516	-	-	-	88	4,219
2%	1,220	1,599	24	-	-	-	209	322
2.05%	11,799	497	5,153	4	-	-	590	2,950
2.1%	7,138	560	4,461	-	-	-	-	7,057
2.15%	733	-	907	-	-	-	2	-
2.2%	12,036	410	7,312	9	-	-	1,005	2,700
2.25%	11	132	-	-	-	-	7,473	-
2.35%	276	-	841	-	-	-	-	516
2.4%	-	11	-	-	-	-	-	-
2.45%	1,567	-	212	-	-	-	-	577
2.5%	1,384	-	42	-	-	-	-	23
2.6%	2,192	-	229	-	-	-	-	722

	$1,120,261	$759,179	$51,559	$24,023	$1,448	$325	$1,299,679	$52,838

(Continued)

111

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	OVSC	OVSCS	OVAG	OVSBS	PMVRRA	SBLD	SBLJ	SBLN

0.95%	$29,315	$-	$174,828	$-	$1,101	$-	$154	$185
1%	12,629	-	96,074	-	37	-	-	-
1.05%	1,368	-	14,397	-	-	-	-	-
1.1%	21,498	-	84,607	-	5,222	1,573	985	886
1.15%	2,189	-	35,227	-	2,205	628	137	475
1.2%	15,093	-	105,223	-	260	136	-	28
1.25%	4,523	2,274	26,631	-	595	-	154	54
1.3%	1,535	-	16,654	-	476	246	56	24
1.35%	4,913	-	17,611	-	-	-	-	-
1.4%	1,910	-	23,223	-	-	-	-	-
1.45%	57	-	6,159	-	-	-	-	-
1.5%	2,002	-	6,641	13,392	-	-	-	-
1.55%	848	-	1,417	-	-	-	-	-
1.6%	732	-	5,954	7,079	-	-	-	-
1.65%	499	-	9,892	21,521	-	-	-	-
1.7%	408	-	629	-	-	-	-	-
1.75%	785	-	1,811	2,913	-	-	-	-
1.8%	385	-	2,838	695	-	-	-	-
1.85%	326	-	859	-	-	-	-	-
1.9%	-	-	876	1,663	-	-	-	-
1.95%	-	-	54	16,187	-	-	-	-
2%	-	-	-	73	-	-	-	-
2.05%	-	-	188	4,739	-	-	-	-
2.1%	-	-	-	5,445	-	-	-	-
2.15%	-	-	91	55	-	-	-	-
2.2%	-	-	643	3,957	-	-	-	-
2.25%	-	-	1	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,846	-	-	-	-
2.5%	-	-	-	1,637	-	-	-	-
2.6%	-	-	-	718	-	-	-	-

	$101,015	$2,274	$632,528	$81,920	$9,896	$2,583	$1,486	$1,652

	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	PMVTRA	PVGIB

0.95%	$1,534	$752	$644	$1,887	$52	$-	$5,845	$-
1%	110	24	12	159	-	-	213	-
1.05%	-	-	-	-	-	-	-	-
1.1%	5,817	2,861	5,644	13,116	615	203	17,993	-
1.15%	1,538	616	3,097	6,934	116	-	6,654	-
1.2%	852	2	291	679	-	-	67	-
1.25%	-	-	76	1,011	-	71	605	139
1.3%	99	180	204	122	-	-	305	-
1.35%	-	-	-	-	-	-	-	-
1.4%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.6%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$9,950	$4,435	$9,968	$23,908	$783	$274	$31,682	$139

(Continued)

112

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	ACEG2	ACC2	VYDS	ROCMC	TRBCG2	TREI2	TRHS2	TRLT2

0.95%	$-	$-	$3,295	$198	$19,136	$36,702	$2,595	$-
1%	-	-	10,125	69	7,086	17,160	443	-
1.05%	-	-	297	-	258	2,828	33	-
1.1%	-	-	17,739	6,403	6,022	17,432	335	-
1.15%	-	-	2,808	2,718	5,154	9,341	29	-
1.2%	-	-	10,199	152	18,536	34,036	963	-
1.25%	-	-	1,948	77	4,438	10,444	82	14
1.3%	-	-	3,138	16	1,381	7,968	183	-
1.35%	-	-	407	-	2,241	7,431	191	-
1.4%	-	-	770	-	2,393	14,411	80	-
1.45%	-	-	111	-	469	92	-	-
1.5%	3,043	21,959	520	-	355	646	-	-
1.55%	-	-	550	-	169	92	188	-
1.6%	2,334	10,224	2,563	-	917	1,759	310	-
1.65%	1,519	24,117	719	-	343	630	-	-
1.7%	-	-	1,921	-	-	500	-	-
1.75%	1,350	9,360	-	-	347	70	301	-
1.8%	1,399	3,411	-	-	134	550	28	-
1.85%	-	-	-	-	34	1,522	11	-
1.9%	1,917	7,643	-	-	193	195	-	-
1.95%	5,268	22,744	-	-	-	11	92	-
2%	657	767	-	-	-	-	-	-
2.05%	4,095	7,173	-	-	-	939	-	-
2.1%	2,520	17,001	-	-	-	-	-	-
2.15%	606	2,315	-	-	-	-	-	-
2.2%	2,019	11,409	-	-	1,266	-	-	-
2.25%	-	-	-	-	7,971	11,352	-	-
2.35%	-	277	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	585	1,408	-	-	-	-	-	-
2.5%	410	937	-	-	-	-	-	-
2.6%	271	4,317	-	-	-	-	-	-

	$27,993	$145,062	$57,110	$9,633	$78,843	$176,111	$5,864	$14

	VWEMR	VWEM	VWHAR	VWHA	WRASP	WRBP	WRBDP	WRCEP

0.95%	$67,233	$74,952	$119,727	$63,085	$730,334	$188,371	$393,871	$442,453
1%	29,254	26,196	58,320	18,614	56,718	7,577	12,647	18,876
1.05%	5,927	5,510	10,706	3,574	10,211	1,752	4,703	3,984
1.1%	16,841	17,667	27,919	16,705	886,013	199,354	402,068	475,802
1.15%	4,313	8,581	16,132	7,449	370,649	99,880	179,884	196,045
1.2%	55,503	33,313	93,314	25,911	91,466	6,682	15,094	16,593
1.25%	3,188	4,473	9,194	2,027	63,271	14,259	27,795	25,409
1.3%	16,199	6,460	30,218	2,502	20,685	4,184	6,573	3,761
1.35%	6,238	5,780	15,827	6,422	49,132	9,799	13,602	20,894
1.4%	5,924	2,372	12,412	6,492	212,832	36,781	112,667	74,127
1.45%	524	1,108	2,220	-	80,760	15,865	30,516	41,342
1.5%	2,490	5,142	2,920	-	29,891	3,763	14,489	21,285
1.55%	1,610	985	2,424	-	135,862	15,062	38,083	55,041
1.6%	498	778	2,077	1,122	78,069	17,290	48,613	40,975
1.65%	2,028	1,266	2,764	221	33,900	10,534	13,331	31,634
1.7%	76	217	300	35	3,364	555	1,065	160
1.75%	1,603	123	1,860	-	3,117	1,399	2,790	1,689
1.8%	1,434	785	3,057	637	9,101	2,036	4,035	4,808
1.85%	20	17	628	22	7,885	2,105	1,264	3,388
1.9%	32	-	34	-	162	23	391	237
1.95%	-	-	17	-	24,720	1,526	1,279	1,720
2%	-	-	204	-	4,045	607	7,909	2,486
2.05%	328	650	2,793	202	950	1	171	388
2.1%	-	-	-	-	382	35	57	57
2.15%	-	-	-	-	-	72	482	-
2.2%	-	634	1,053	85	389	-	-	-
2.25%	-	-	149	-	182	22	2,911	2,309
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$221,263	$197,009	$416,269	$155,105	$2,904,090	$639,534	$1,336,290	$1,485,463

(Continued)

113

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	WRDIV	WRENG	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRMIC

0.95%	$75,872	$28,489	$112,212	$478,147	$275,603	$153,129	$63,939	$15,944
1%	2,423	734	1,829	19,026	10,253	3,758	1,133	246
1.05%	307	119	607	3,483	2,176	2,163	104	215
1.1%	78,869	52,059	156,673	504,824	327,036	174,324	79,681	18,000
1.15%	35,611	20,852	56,348	219,440	153,904	64,668	31,531	7,095
1.2%	2,753	1,743	6,146	18,624	10,551	7,026	2,628	1,394
1.25%	4,443	3,023	8,174	27,383	21,353	6,789	3,469	946
1.3%	581	105	1,631	7,091	3,795	285	552	267
1.35%	4,258	1,369	5,491	22,485	14,661	4,513	1,685	773
1.4%	14,552	3,999	42,587	92,373	46,211	25,116	15,690	2,911
1.45%	5,817	957	11,028	56,370	13,467	6,734	1,315	399
1.5%	2,115	433	2,444	27,064	11,159	12,927	2,130	110
1.55%	10,515	7,718	44,057	53,563	32,867	19,732	10,472	1,127
1.6%	8,484	1,393	10,716	52,845	28,246	10,931	2,808	984
1.65%	2,943	754	1,727	37,106	3,376	2,782	554	14
1.7%	556	152	503	994	630	509	164	22
1.75%	81	-	184	2,265	139	39	95	31
1.8%	417	896	2,972	4,439	2,376	1,315	981	-
1.85%	314	122	3,569	4,159	933	1,435	436	860
1.9%	-	-	8	356	137	141	-	-
1.95%	-	-	4,538	3,303	859	3,889	-	-
2%	193	174	2,478	2,466	1,476	3,193	134	152
2.05%	2	72	34	221	22	59	15	7
2.1%	-	272	48	31	-	-	-	-
2.15%	-	-	-	91	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	1	2,272	1,671	8	4,622	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$251,106	$125,436	$478,276	$1,639,820	$961,238	$510,079	$219,516	$51,497

	WRMCG	WRMMP	WRMSP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

0.95%	$47,423	$107,175	$3,539	$27,128	$273,435	$242,873	$25,703	$171,354
1%	555	11,279	106	747	6,411	7,697	1,937	740
1.05%	634	4,284	-	63	1,147	2,183	136	954
1.1%	59,887	94,667	7,101	47,048	346,959	267,923	43,195	237,523
1.15%	21,884	67,590	1,477	12,711	128,117	117,813	12,988	112,441
1.2%	2,783	3,141	312	1,661	12,390	10,271	1,237	7,058
1.25%	3,262	5,535	275	1,673	12,430	14,512	2,479	9,937
1.3%	505	1,306	52	39	2,772	863	232	2,477
1.35%	1,724	4,119	265	3,063	14,895	12,377	2,057	12,017
1.4%	12,423	18,051	859	9,515	64,410	47,764	3,585	46,205
1.45%	5,046	11,797	97	566	9,238	5,612	1,013	29,072
1.5%	1,651	6,080	168	831	12,241	13,251	472	11,230
1.55%	6,029	13,800	586	6,490	46,464	23,738	2,735	23,692
1.6%	6,623	17,938	433	2,555	22,969	13,644	2,325	33,081
1.65%	3,438	2,277	156	555	5,712	5,962	321	15,077
1.7%	444	273	71	98	362	461	250	543
1.75%	62	2	9	62	436	189	-	1,104
1.8%	479	3,490	34	402	3,716	3,138	19	1,668
1.85%	693	15	82	499	2,977	3,204	487	2,688
1.9%	14	43	5	-	123	133	-	180
1.95%	111	230	-	-	3,649	1,759	-	3,267
2%	896	2,925	-	101	1,435	987	200	2,574
2.05%	10	9	-	-	1	11	7	94
2.1%	-	-	-	-	58	32	-	46
2.15%	-	-	-	-	52	-	-	68
2.2%	-	-	-	-	-	-	-	-
2.25%	903	1,236	-	87	62	1,058	-	772
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$177,479	$377,262	$15,627	$115,894	$972,461	$797,455	$101,378	$725,862

(Continued)

114

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	SVOF	WFVSCG

0.95%	$1	$32,673
1%	-	5,582
1.05%	-	582
1.1%	-	4,953
1.15%	-	2,434
1.2%	324	17,155
1.25%	-	1,812
1.3%	-	1,424
1.35%	-	3,835
1.4%	-	1,464
1.45%	-	-
1.5%	-	599
1.55%	-	1,405
1.6%	1,308	696
1.65%	-	435
1.7%	-	337
1.75%	3,219	-
1.8%	-	231
1.85%	-	-
1.9%	-	78
1.95%	-	19
2%	-	-
2.05%	-	1,809
2.1%	-	-
2.15%	-	-
2.2%	-	-
2.25%	-	-
2.35%	-	-
2.4%	-	-
2.45%	-	-
2.5%	-	-
2.6%	-	-

	$4,852	$77,523

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $82,578,286 and $76,474,213, respectively, and total transfers from the Account to the fixed account were $156,242,720 and $230,731,783, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $908 and $0 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $19,125,930 and $40,928,605 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1– Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name i n note 1(b) and in more detail in the applicable product prospectus.

•
Level 3– Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

(Continued)

115

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$7,542,516,343	0	$7,542,516,343
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Capital Manager Equity VIF BBCMAG	$290,067	$182,408
Large Cap VIF BBGI	1,251,988	564,984
Mid Cap Growth VIF BBCA	1,627,579	1,103,219
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III MLVGA3	4,272,120	4,680,058
Credit Suisse Trust- International Equity Flex III Portfolio CSIEF3	559,264	563,704
U.S. Equity Flex I Portfolio WSCP	928,472	1,049,975
VA International Equity Fund HVIE	24	25
VA Situs Fund HVSIT	3,422	3,475
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 JPMMV1	2,047,714	2,830,187
Janus Aspen Series - Balanced Portfolio - Service Shares JABS	8,146	9,555
Janus Aspen Series - Forty Portfolio - Service Shares JACAS	16,711,368	27,504,632
Janus Aspen Series - Global Technology Portfolio - Service II Shares JAGTS2	3,809,614	4,125,913
Janus Aspen Series - Global Technology Portfolio - Service Shares JAGTS	2,696,761	3,502,393
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares JARLCS	6,098	6,992
Janus Aspen Series - Overseas Portfolio - Service II Shares JAIGS2	23,109,351	25,519,274
Janus Aspen Series - Overseas Portfolio - Service Shares JAIGS	7,591,328	16,816,546
Investors Growth Stock Series - Service Class MIGSC	24,683	26,655
Mid Cap Growth Series - Service Class MMCGSC	370,183	343,412
New Discovery Series - Service Class MNDSC	407,497	402,421
Value Series - Service Class MVFSC	10,495,777	8,270,008
Variable Insurance Trust II - International Value Portfolio - Service Class MVIVSC	113,018	125,270
Core Plus Fixed Income Portfolio - Class I MSVFI	67,662,745	67,747,239
Core Plus Fixed Income Portfolio - Class II MSVF2	368,846	320,792
Emerging Markets Debt Portfolio - Class I MSEM	3,156,170	3,071,670
Mid Cap Growth Portfolio - Class I MSVMG	16,531	20,932
U.S. Real Estate Portfolio - Class I MSVRE	306,818	420,189
AllianceBernstein NVIT Global Fixed Income Fund - Class III NVAGF3	790,677	824,869
American Century NVIT Multi Cap Value Fund - Class I NVAMV1	2,857,468	2,958,886
American Century NVIT Multi Cap Value Fund - Class II NVAMV2	234,780	244,960
American Funds NVIT Asset Allocation Fund - Class II GVAAA2	11,841,230	9,428,452
American Funds NVIT Bond Fund - Class II GVABD2	8,741,839	9,436,276
American Funds NVIT Global Growth Fund - Class II GVAGG2	7,467,824	5,758,744
American Funds NVIT Growth Fund - Class II GVAGR2	10,461,330	7,251,466
American Funds NVIT Growth-Income Fund - Class II GVAGI2	3,686,393	3,039,569
Federated NVIT High Income Bond Fund - Class I HIBF	11,020,070	9,216,431
Federated NVIT High Income Bond Fund - Class III HIBF3	48,430,037	62,291,237
Gartmore NVIT Emerging Markets Fund - Class I GEM	675,450	610,799
Gartmore NVIT Emerging Markets Fund - Class III GEM3	27,350,032	15,635,398
Gartmore NVIT Emerging Markets Fund - Class VI GEM6	640,106	379,631
Gartmore NVIT Global Utilities Fund - Class I GVGU1	31,732	21,508
Gartmore NVIT Global Utilities Fund - Class III GVGU	10,915,780	9,182,375
Gartmore NVIT International Equity Fund - Class I GIG	468,087	524,656
Gartmore NVIT International Equity Fund - Class III GIG3	13,470,810	8,243,318
Gartmore NVIT International Equity Fund - Class VI NVIE6	10,641	6,809
Gartmore NVIT Worldwide Leaders Fund - Class I GEF	1,092,855	1,565,793
Gartmore NVIT Worldwide Leaders Fund - Class III GEF3	3,397,154	2,028,981
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I NVNMO1	22,457,201	25,427,071
Neuberger Berman NVIT Socially Responsible Fund - Class I NVNSR1	2,738,299	3,192,869
Neuberger Berman NVIT Socially Responsible Fund - Class II NVNSR2	33	40
NVIT Cardinal Aggressive Fund - Class II NVCRA2	762,108	1,022,135
NVIT Cardinal Balanced Fund - Class II NVCRB2	2,063,054	2,356,292
NVIT Cardinal Capital Appreciation Fund - Class II NVCCA2	1,090,644	1,018,419
NVIT Cardinal Conservative Fund - Class II NVCCN2	2,853,732	3,256,802
NVIT Cardinal Moderate Fund - Class II NVCMD2	3,014,936	3,308,945
NVIT Cardinal Moderately Aggressive Fund - Class II NVCMA2	1,777,855	2,131,665
NVIT Cardinal Moderately Conservative Fund - Class II NVCMC2	2,969,867	3,527,404
NVIT Core Bond Fund - Class I NVCBD1	5,356,026	5,677,250
NVIT Core Bond Fund - Class II NVCBD2	33,277	37,316
NVIT Core Plus Bond Fund - Class II NVLCP2	3,035,220	3,239,014
NVIT Fund - Class I TRF	28,965,823	24,850,346
NVIT Fund - Class II TRF2	376,907	316,736
NVIT Global Financial Services Fund - Class I GVGF1	5,592	3,879
NVIT Global Financial Services Fund - Class III GVGFS	4,286,475	4,560,167
NVIT Government Bond Fund - Class I GBF	90,108,587	95,058,278
NVIT Government Bond Fund - Class II GBF2	3,325,780	3,370,229
NVIT Growth Fund - Class I CAF	3,022,131	4,715,719
NVIT Health Sciences Fund - Class I GVGH1	72,572	68,356
NVIT Health Sciences Fund - Class III GVGHS	14,559,792	14,304,652
NVIT International Index Fund - Class VIII GVIX8	1,305,557	852,216
NVIT Investor Destinations Aggressive Fund - Class II GVIDA	15,263,277	10,865,176
NVIT Investor Destinations Balanced Fund - Class II NVDBL2	448,827	488,136
NVIT Investor Destinations Capital Appreciation Fund - Class II NVDCA2	561,745	578,377
NVIT Investor Destinations Conservative Fund - Class II GVIDC	16,982,046	16,453,333
(Continued)

116

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Investor Destinations Moderate Fund - Class II GVIDM	72,458,263	67,094,013
NVIT Investor Destinations Moderately Aggressive Fund - Class II GVDMA	41,139,155	34,449,746
NVIT Investor Destinations Moderately Conservative Fund - Class II GVDMC	28,017,362	25,582,447
NVIT Leaders Fund - Class III GVUSL	8,988,560	6,381,339
NVIT Mid Cap Index Fund - Class I MCIF	28,834,484	29,502,599
NVIT Money Market Fund - Class I SAM	213,431,233	213,431,233
NVIT Multi-Manager International Growth Fund - Class I NVMIG1	10,047	9,077
NVIT Multi-Manager International Growth Fund - Class III NVMIG3	14,490,287	16,572,260
NVIT Multi-Manager International Value Fund - Class II GVDIV2	359	249
NVIT Multi-Manager International Value Fund - Class III GVDIV3	8,311,608	4,498,986
NVIT Multi-Manager International Value Fund - Class VI GVDIV6	667,064	351,070
NVIT Multi-Manager Large Cap Growth Fund - Class I NVMLG1	7,922,456	9,129,069
NVIT Multi-Manager Large Cap Growth Fund - Class II NVMLG2	306,278	349,500
NVIT Multi-Manager Large Cap Value Fund - Class I NVMLV1	2,903,172	2,697,285
NVIT Multi-Manager Large Cap Value Fund - Class II NVMLV2	1,564,380	1,727,526
NVIT Multi-Manager Mid Cap Growth Fund - Class I NVMMG1	17,332,365	22,594,063
NVIT Multi-Manager Mid Cap Growth Fund - Class II NVMMG2	1,348,672	1,606,109
NVIT Multi-Manager Mid Cap Value Fund - Class II NVMMV2	16,928,015	19,883,689
NVIT Multi-Manager Small Cap Growth Fund - Class I SCGF	7,132,277	5,813,228
NVIT Multi-Manager Small Cap Growth Fund - Class II SCGF2	246,346	241,196
NVIT Multi-Manager Small Cap Value Fund - Class I SCVF	38,020,576	28,111,660
NVIT Multi-Manager Small Cap Value Fund - Class II SCVF2	761,180	550,842
NVIT Multi-Manager Small Company Fund - Class I SCF	42,789,791	28,307,834
NVIT Multi-Manager Small Company Fund - Class II SCF2	1,289,477	854,139
NVIT Multi-Sector Bond Fund - Class I MSBF	24,515,570	21,361,067
NVIT Short Term Bond Fund - Class II NVSTB2	7,829,370	7,869,047
NVIT Technology & Communications Fund - Class I GGTC	1,011,975	1,022,747
NVIT Technology & Communications Fund - Class III GGTC3	10,971,600	13,015,504
NVIT U.S. Growth Leaders Fund - Class I GVUG1	415,458	342,144
NVIT U.S. Growth Leaders Fund - Class III GVUGL	10,681,124	8,483,016
Oppenheimer NVIT Large Cap Growth Fund - Class I NVOLG1	16,966,533	16,969,885
Oppenheimer NVIT Large Cap Growth Fund - Class II NVOLG2	360,927	368,610
Templeton NVIT International Value Fund - Class III NVTIV3	2,439,679	2,925,721
Van Kampen NVIT Comstock Value Fund - Class I EIF	8,443,202	7,638,763
Van Kampen NVIT Real Estate Fund - Class I NVRE1	19,587,228	25,914,156
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares AMTB	14,700,143	13,179,185
Foreign Bond Portfolio (Unhedged) - Advisor Class PMVFAD	2,347,493	2,385,522
Low Duration Portfolio - Advisor Class PMVLAD	13,860,434	13,859,283
V.I. Basic Balanced Fund - Series I AVB	196,831	171,821
V.I. Basic Value Fund - Series II AVBV2	12,308	13,472
V.I. Capital Appreciation Fund - Series I AVCA	24,051	23,626
V.I. Capital Appreciation Fund - Series II AVCA2	227,422	274,509
V.I. Capital Development Fund - Series II AVCD2	1,367,478	1,556,526
V.I. Core Equity Fund - Series I AVGI	161,998	162,847
V.I. Core Equity Fund - Series II AVCE2	440,639	428,865
V.I. Global Health Care Fund - Series I IVHS	47,086	35,782
V.I. Global Real Estate Fund - Series I IVRE	151,264	88,553
VPS Growth and Income Portfolio - Class B ALVGIB	600,651	431,211
VPS Large Cap Growth Portfolio - Class B ALVPGB	484,946	566,120
VPS Small/Mid Cap Value Portfolio - Class B ALVSVB	8,212,643	9,840,015
VP Income & Growth Fund - Class I ACVIG	15,279,660	13,779,228
VP Income & Growth Fund - Class II ACVIG2	379,552	319,221
VP Inflation Protection Fund - Class II ACVIP2	14,255,469	14,685,508
VP International Fund - Class I ACVI	289,325	378,767
VP International Fund - Class III ACVI3	17,776	21,231
VP Mid Cap Value Fund - Class I ACVMV1	4,826,481	5,455,046
VP Mid Cap Value Fund - Class II ACVMV2	73,024	62,337
VP Ultra(R) Fund - Class I ACVU1	27,913	33,758
VP Value Fund - Class I ACVV	234,627,231	194,258,328
VP Value Fund - Class II ACVV2	5,556,703	4,615,206
Small Cap Stock Index Portfolio - Service Shares DVSCS	16,357,480	15,767,467
Stock Index Fund, Inc. - Initial Shares DSIF	51,754,241	59,621,143
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares DSRG	5,793,710	7,096,792
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares DSRGS	31,540	36,611
Appreciation Portfolio - Initial Shares DCAP	10,748,070	9,560,866
Appreciation Portfolio - Service Shares DCAPS	409,797	386,478
Developing Leaders Portfolio - Initial Shares DSC	176,436	111,622
International Value Portfolio - Initial Shares DVIV	203,169	143,576
Capital Appreciation Fund II - Service Shares FCA2S	191,979	231,274
Clover Value Fund II - Service Shares FALFS	311,533	193,681
High Income Bond Fund II - Service Shares FHIBS	1,928,141	1,742,842
Market Opportunity Fund II - Service Shares FVMOS	3,256,727	3,119,934
Quality Bond Fund II - Primary Shares FQB	35,522,907	34,007,475
Quality Bond Fund II - Service Shares FQBS	2,072,386	2,015,236
Contrafund Portfolio - Service Class 2 FC2	15,595,703	13,196,675
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 FVSS2	685,819	463,568
VIP Fund - Contrafund Portfolio - Service Class FCS	498,782,225	431,060,040
VIP Fund - Energy Portfolio - Service Class 2 FNRS2	12,471,761	7,836,923
VIP Fund - Equity-Income Portfolio - Service Class FEIS	69,347,586	56,081,927
VIP Fund - Equity-Income Portfolio - Service Class 2 FEI2	2,471,039	1,893,129
VIP Fund - Freedom Fund 2010 Portfolio - Service Class FF10S	3,211,653	2,877,052
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 FF10S2	12,460	11,256
VIP Fund - Freedom Fund 2020 Portfolio - Service Class FF20S	1,672,081	1,406,374
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 FF20S2	18,230	14,590
VIP Fund - Freedom Fund 2030 Portfolio - Service Class FF30S	1,119,203	787,581
(Continued)

117

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 FF30S2	70,550	48,115
VIP Fund - Growth Opportunities Portfolio - Service Class FGOS	24,073,821	28,361,963
VIP Fund - Growth Portfolio - Service Class FGS	22,188,232	30,220,021
VIP Fund - Growth Portfolio - Service Class 2 FG2	663,150	742,224
VIP Fund - High Income Portfolio - Service Class FHIS	17,374,772	14,886,588
VIP Fund - High Income Portfolio - Service Class R FHISR	23,642,606	31,027,629
VIP Fund - Investment Grade Bond Portfolio - Service Class FIGBS	20,251,411	21,513,632
VIP Fund - Mid Cap Portfolio - Service Class FMCS	9,850,748	7,843,213
VIP Fund - Mid Cap Portfolio - Service Class 2 FMC2	3,113,175	2,677,669
VIP Fund - Overseas Portfolio - Service Class FOS	4,016,679	4,242,070
VIP Fund - Overseas Portfolio - Service Class 2 R FO2R	2,029,165	1,694,796
VIP Fund - Overseas Portfolio - Service Class R FOSR	14,033,940	10,600,239
VIP Fund - Value Strategies Portfolio - Service Class FVSS	6,806,195	7,490,032
Franklin Income Securities Fund - Class 2 FTVIS2	15,554,731	12,209,795
Franklin Rising Dividends Securities Fund - Class 2 FTVRD2	121,367	116,980
Franklin Small Cap Value Securities Fund - Class 2 FTVSV2	8,960,875	8,941,938
Templeton Developing Markets Securities Fund - Class 3 FTVDM3	7,421,711	8,703,253
Templeton Foreign Securities Fund - Class 2 TIF2	3,120	3,096
Templeton Foreign Securities Fund - Class 3 TIF3	4,632,021	3,908,882
Templeton Global Bond Securities Fund - Class 3 FTVGI3	10,064,460	10,950,482
VIP Founding Funds Allocation Fund - Class 2 FTVFA2	1,000,587	1,290,732
Guardian Portfolio - I Class Shares AMGP	110,776	141,926
International Portfolio - S Class Shares AMINS	1,239	1,329
Mid-Cap Growth Portfolio - I Class Shares AMCG	126,489	106,326
Partners Portfolio - I Class Shares AMTP	480,080	503,939
Regency Portfolio - S Class Shares AMRS	834	1,014
Small-Cap Growth Portfolio - S Class Shares AMFAS	871,581	986,790
Socially Responsive Portfolio - I Class Shares AMSRS	3,311,694	2,390,037
Capital Appreciation Fund/VA - Service Class OVCAFS	3,329,449	3,829,354
Capital Appreciation Fund/VA - Non-Service Shares OVGR	119,489,976	152,349,950
Global Securities Fund/VA - Class 3 OVGS3	21,253,132	21,693,642
Global Securities Fund/VA - Non-Service Shares OVGS	10,089,031	15,557,861
Global Securities Fund/VA - Service Class OVGSS	565,813	920,105
High Income Fund/VA - Class 3 OVHI3	1,781,569	2,093,909
High Income Fund/VA - Non-Service Shares OVHI	60,220	14,959
High Income Fund/VA - Service Class OVHIS	13,004	3,171
Main Street Fund(R)/VA - Non-Service Shares OVGI	47,659,247	51,652,556
Main Street Fund(R)/VA - Service Class OVGIS	599,242	657,621
Main Street Small Cap Fund(R)/VA - Non-Service Shares OVSC	19,948,896	22,085,342
Main Street Small Cap Fund(R)/VA - Service Class OVSCS	18,708	17,881
MidCap Fund/VA - Non-Service Shares OVAG	10,666,287	11,204,408
Strategic Bond Fund/VA - Service Class OVSBS	1,389,361	1,418,918
Real Return Portfolio - Administrative Class PMVRRA	441,546	450,470
Series D (Global Series) SBLD	55,451	41,193
Series J (Mid Cap Growth Series) SBLJ	32,300	34,959
Series N (Managed Asset Allocation Series) SBLN	53,218	50,476
Series O (All Cap Value Series) SBLO	313,070	331,353
Series P (High Yield Series) SBLP	199,283	265,539
Series Q (Small Cap Value Series) SBLQ	207,383	212,591
Series V (Mid Cap Value Series) SBLV	245,246	245,690
Series X (Small Cap Growth Series) SBLX	8,512	12,238
Series Y (Select 25 Series) SBLY	7,868	10,433
Total Return Portfolio - Administrative Class PMVTRA	748,641	800,664
Putnam VT Growth and Income Fund - IB Shares PVGIB	1,921	1,049
Capital Growth Portfolio - Class II ACEG2	325,774	449,170
Comstock Portfolio - Class II ACC2	2,101,290	2,111,282
Diversified Stock Fund Class A Shares VYDS	1,359,959	1,540,096
Micro-Cap Portfolio - Investment Class ROCMC	216,165	145,815
Blue Chip Growth Portfolio - II TRBCG2	15,034,469	18,278,625
Equity Income Portfolio - II TREI2	25,155,605	25,108,102
Health Sciences Portfolio - II TRHS2	727,380	790,010
Limited-Term Bond Portfolio - II TRLT2	53	53
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 VWEMR	10,393,455	10,781,448
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class VWEM	6,676,930	4,260,507
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 VWHAR	10,068,811	8,185,566
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class VWHA	1,319,145	2,297,758
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy WRASP	33,445,533	47,765,603
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced WRBP	6,759,028	9,672,084
Ivy Fund Variable Insurance Portfolios, Inc. - Bond WRBDP	21,144,881	20,780,839
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity WRCEP	26,368,824	28,404,533
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities WRDIV	4,955,773	4,765,677
Ivy Fund Variable Insurance Portfolios, Inc. - Energy WRENG	2,176,183	1,923,387
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources WRGNR	15,343,242	11,559,081
Ivy Fund Variable Insurance Portfolios, Inc. - Growth WRGP	22,630,993	31,767,449
Ivy Fund Variable Insurance Portfolios, Inc. - High Income WRHIP	16,354,787	16,151,162
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth WRIP	6,883,863	9,970,837
Ivy Fund Variable Insurance Portfolios, Inc. - International Value WRI2P	5,867,662	4,294,284
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth WRMIC	1,263,334	1,136,322
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth WRMCG	2,859,439	3,319,192
(Continued)

118

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market WRMMP	21,420,435	21,420,435
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities WRMSP	6,576,569	5,904,620
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities WRRESP	3,453,332	2,468,507
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology WRSTP	11,884,408	18,397,628
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth WRSCP	13,194,085	15,455,319
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value WRSCV	2,299,690	2,201,458
Ivy Fund Variable Insurance Portfolios, Inc. - Value WRVP	11,232,054	11,598,422
Advantage Funds Variable Trust - VT Opportunity Fund SVOF	118,035	146,767
Advantage Funds Variable Trust - VT Small Cap Growth Fund WFVSCG	16,123,723	17,347,356

Total	$3,014,977,004	$2,958,443,242

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

119

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Manager Equity VIF (BBCMAG)
2010	0.95% to 1.70%	65,988	$11.60 to $ 10.82	$732,063	1.53%	13.89% to 13.02%
2009	0.95% to 1.75%	79,522	$10.19 to 9.52	780,089	0.86%	24.05% to 22.87%
2008	0.95% to 1.75%	110,981	8.21 to 7.75	884,049	1.32%	-38.81% to -39.38%
2007	0.95% to 1.75%	152,662	13.42 to 12.79	1,993,781	2.69%	1.09% to 0.33%
2006	0.95% to 1.75%	167,149	13.27 to 12.75	2,170,620	1.06%	14.63% to 13.76%
Large Cap VIF (BBGI)
2010	0.95% to 1.65%	123,387	10.63 to 9.96	1,280,950	1.19%	10.87% to 10.08%
2009	0.95% to 1.75%	181,163	9.58 to 8.96	1,698,220	1.01%	17.37% to 16.24%
2008	0.95% to 1.90%	261,627	8.17 to 7.62	2,093,573	1.51%	-38.03% to -38.72%
2007	0.95% to 1.90%	393,076	13.18 to 12.44	5,067,332	2.32%	-6.77% to -7.62%
2006	0.95% to 2.00%	325,009	14.13 to 13.4	4,521,052	1.32%	20.13% to 18.93%
Mid Cap Growth VIF (BBCA)
2009	0.95% to 2.05%	93,676	12.21 to 11.14	1,121,159	0.00%	26.47% to 24.76%
2008	0.95% to 2.05%	117,435	9.66 to 8.93	1,112,358	0.00%	-52.24% to -52.82%
2007	0.95% to 2.05%	194,644	20.22 to 18.93	3,836,231	0.00%	33.73% to 32.32%
2006	0.95% to 2.05%	212,034	15.12 to 14.31	3,142,013	0.43%	2.28% to 1.21%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2010	0.95% to 2.20%	2,250,841	13.16 to 12.88	29,496,902	1.53%	8.72% to 7.35%
2009	0.95% to 2.30%	1,329,525	12.1 to 12	16,061,460	2.54%	21.01% to 19.95%	*
Credit Suisse Trust-International Equity Flex III Portfolio (CSIEF3)
2010	0.95% to 1.35%	98,789	10.01 to 11.18	1,109,618	0.10%	11.17% to 10.72%
2009	0.95% to 1.20%	118,233	9 to 10.73	1,195,448	0.00%	-10.00% to 7.3%	*
U.S. Equity Flex I Portfolio (WSCP)
2010	0.95% to 1.85%	387,091	12.30 to 12.16	4,784,269	0.15%	13.37% to 12.34%
2009	0.95% to 1.85%	465,051	10.85 to 10.83	5,075,301	0.00%	8.51% to 8.26%	*
VA International Equity Fund (HVIE)
2010	0.95% to 1.20%	477	10.32 to 10.32	4,922	0.00%	3.20% to 3.15%	*
VA Situs Fund (HVSIT)
2010	0.95% to 1.20%	1,356	11.30 to 11.29	15,316	0.00%	12.96% to 12.91%	*
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2010	0.95% to 2.20%	817,428	14.72 to 13.53	11,891,483	1.22%	22.28% to 20.74%
2009	0.95% to 2.30%	921,638	$12.04 to 11.13	10,981,625	0.00%	25.49% to 23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2010	1.25%	7,409	15.28	113,236	2.54%	6.80%
2009	1.25%	7,927	14.31	113,433	2.77%	24%
2008	1.25%	7,919	11.54	91,385	2.94%	-17.11%
2007	1.25%	2,342	13.93	32,613	1.73%	8.9%
2006	1.25%	3,983	12.79	50,931	1.41%	9.04%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2010	0.95% to 2.25%	12,264,933	10.05 to 8.70	121,067,434	0.22%	5.47% to 4.08%
2009	0.95% to 2.40%	14,689,565	9.53 to 12.59	138,297,870	0.01%	44.63% to 42.3%
2008	0.95% to 2.50%	15,992,721	6.59 to 8.75	105,562,337	0.01%	-44.84% to -45.72%
2007	0.95% to 2.70%	19,196,350	11.94 to 15.84	237,096,056	0.17%	35.33% to 33.04%
2006	0.95% to 2.70%	20,957,631	8.83 to 11.9	208,004,922	0.13%	8.08% to 6.22%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2010	0.95% to 2.20%	1,087,988	15.69 to 14.06	16,812,409	0.00%	23.33% to 21.78%
2009	0.95% to 2.30%	1,031,386	12.72 to 11.44	12,931,641	0.00%	55.6% to 53.35%
2008	0.95% to 2.40%	1,067,580	8.18 to 7.41	8,611,584	0.09%	-44.43% to -45.3%
2007	0.95% to 2.40%	1,356,019	14.71 to 13.55	19,686,825	0.31%	20.59% to 18.9%
2006	0.95% to 2.55%	1,632,227	12.2 to 11.31	19,619,098	0.00%	6.92% to 5.25%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2010	0.95% to 2.20%	3,870,859	5.18 to 4.51	19,788,975	0.00%	23.22% to 21.66%
2009	0.95% to 2.20%	4,618,124	4.2 to 3.7	19,180,095	0.00%	55.41% to 53.45%
2008	0.95% to 2.20%	5,376,361	2.7 to 2.41	14,382,179	0.09%	-44.5% to -45.21%
2007	0.95% to 2.35%	7,228,127	4.87 to 4.33	34,779,860	0.30%	20.54% to 18.9%
2006	0.95% to 2.45%	10,187,641	4.04 to 3.61	40,276,993	0.00%	6.81% to 5.25%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2009	1.25%	475	$13.54	6,437	0.83%	21.02%
2008	0.95% to 2.50%	140,574	11.38 to 10.41	1,579,143	0.67%	-36.85% to -37.84%
2007	0.95% to 2.50%	177,353	18.02 to 16.74	3,150,367	0.47%	5.12% to 3.47%
2006	0.95% to 2.45%	204,029	17.14 to 16.25	3,456,456	0.10%	9.72% to 8.11%
Janus Aspen Series -Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.95% to 2.20%	4,043,040	30.47 to 27.29	121,341,628	0.53%	23.84% to 22.28%
2009	0.95% to 2.70%	4,589,729	24.6 to 21.49	111,311,388	0.42%	77.37% to 74%
2008	0.95% to 2.70%	4,486,666	13.87 to 12.35	61,384,776	2.75%	-52.66% to -53.56%
2007	0.95% to 2.70%	6,157,632	29.3 to 26.59	178,045,971	0.44%	26.85% to 24.76%
2006	0.95% to 2.65%	6,727,631	23.1 to 21.36	153,417,136	2.17%	45.31% to 43.03%
(Continued)

120

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2010	0.95% to 2.20%	4,560,947	$17.92 to $ 15.60	$80,556,813	0.54%	23.83% to 22.27%
2009	0.95% to 2.20%	5,558,077	14.47 to 12.76	79,406,176	0.42%	77.37% to 75.13%
2008	0.95% to 2.25%	6,684,942	8.16 to 12.71	54,098,651	2.65%	-52.68% to -53.36%
2007	0.95% to 2.50%	8,694,808	17.24 to 26.63	153,997,686	0.44%	26.8% to 24.96%
2006	0.95% to 2.50%	10,413,775	13.6 to 21.31	164,415,764	1.85%	45.24% to 43.19%
Investors Growth Stock Series - Service Class (MIGSC)
2010	1.25% to 2.25%	15,259	12.37 to 11.47	188,641	0.30%	10.79% to 9.58%
2009	1.25% to 2.25%	17,463	11.17 to 10.47	194,959	0.44%	37.36% to 35.97%
2008	1.25% to 2.25%	18,125	8.13 to 7.7	147,243	0.29%	-37.77% to -38.40%
2007	1.25% to 2.25%	20,042	13.07 to 12.5	261,817	0.09%	9.63% to 8.51%
2006	1.25% to 2.25%	23,107	11.92 to 11.51	275,266	0.00%	5.97% to 4.9%
Mid Cap Growth Series - Service Class (MMCGSC)
2010	1.50% to 2.60%	175,231	10.00 to 9.07	1,703,470	0.00%	27.27% to 25.85%
2009	1.5% to 2.60%	210,034	7.86 to 7.21	1,610,125	0.00%	39.13% to 37.58%
2008	1.50% to 2.60%	234,916	5.65 to 5.24	1,299,560	0.00%	-52.32% to -52.86%
2007	1.50% to 2.60%	259,737	11.85 to 11.11	3,023,470	0.00%	7.86% to 6.65%
2006	1.50% to 2.60%	304,947	10.98 to 10.42	3,298,879	0.00%	0.77% to -0.36%
New Discovery Series - Service Class (MNDSC)
2010	1.50% to 2.60%	84,336	15.23 to 13.82	1,241,335	0.00%	33.90% to 32.41%
2009	1.50% to 2.60%	106,493	11.38 to 10.44	1,173,015	0.00%	60.48% to 58.69%
2008	1.50% to 2.60%	101,953	7.09 to 6.58	703,563	0.00%	-40.43% to -41.1%
2007	1.50% to 2.60%	114,943	11.9 to 11.17	1,340,506	0.00%	0.71% to -0.42%
2006	1.50% to 2.60%	143,980	11.82 to 11.21	1,675,133	0.00%	11.24% to 10%
Value Series - Service Class (MVFSC)
2010	0.95% to 2.60%	3,299,060	10.52 to 12.11	35,605,645	1.35%	10.16% to 8.33%
2009	0.95% to 2.60%	3,696,423	9.55 to 11.18	36,396,990	1.16%	21.29% to 19.27%
2008	0.95% to 2.65%	3,458,496	7.87 to 8.59	28,395,671	1.10%	-33.38% to -34.58%
2007	0.95% to 2.65%	3,388,372	11.82 to 13.13	42,262,876	0.89%	6.57% to 4.8%
2006	0.95% to 2.60%	2,656,741	11.09 to 13.65	31,544,216	0.21%	10.91% to 17.38%	*
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2010	0.95% to 2.00%	94,481	10.77 to 10.70	1,017,244	0.00%	7.75% to 6.99%	*
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2010	0.95% to 1.85%	332,360	11.17 to 10.71	3,677,059	6.41%	6.13% to 5.16%
2009	0.95% to 1.85%	397,097	10.53 to 10.18	4,149,190	9.45%	8.6% to 7.62%
2008	0.95% to 2.20%	797,752	9.69 to 9.32	7,688,511	4.53%	-11.06% to -12.2%
2007	0.95% to 2.20%	1,037,706	10.9 to 10.62	11,267,437	4.26%	4.45% to 3.14%
2006	0.95% to 2.15%	385,528	10.43 to 10.3	4,016,565	0.90%	4.34% to 3.51%	*
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2010	1.50% to 2.60%	66,721	11.22 to 10.30	728,272	3.93%	5.26% to 4.08%
2009	1.50% to 2.60%	63,439	10.66 to 9.89	659,139	6.43%	7.74% to 6.54%
2008	1.50% to 2.60%	75,504	9.9 to 9.29	731,256	4.73%	-11.8% to -12.78%
2007	1.50% to 2.60%	93,300	11.22 to 10.65	1,030,437	3.94%	3.63% to 2.47%
2006	1.50% to 2.60%	60,560	10.83 to 10.39	647,614	4.75%	2.01% to 0.88%
Emerging Markets Debt Portfolio - Class I (MSEM)
2010	0.95% to 2.15%	377,508	25.90 to 26.71	11,612,180	4.15%	8.70% to 7.39%
2009	0.95% to 2.20%	466,768	23.82 to 29.48	13,214,085	7.81%	28.97% to 27.35%
2008	0.95% to 2.20%	586,733	18.47 to 23.15	12,992,341	7.09%	-15.78% to -16.86%
2007	0.95% to 2.40%	837,101	21.93 to 27.34	22,021,247	6.99%	5.51% to 4.01%
2006	0.95% to 2.40%	1,142,148	20.79 to 26.29	28,742,683	8.28%	9.76% to 8.2%
Mid Cap Growth Portfolio - Class I (MSVMG)
2010	1.60% to 1.75%	6,496	10.74 to 10.57	68,671	0.00%	30.20% to 30.00%
2009	1.60% to 1.75%	4,834	8.25 to 8.13	39,312	0.00%	55.14% to 54.9%
2008	0.95% to 2.20%	1,708,103	5.63 to 5.04	9,472,731	0.81%	-47.27% to -47.94%
2007	0.95% to 2.20%	2,396,216	10.68 to 9.69	26,414,168	0.00%	21.49% to 19.95%
2006	0.95% to 2.65%	3,019,705	8.79 to 11.39	28,519,749	0.00%	8.24% to 6.46%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.60% to 1.75%	35,233	30.08 to 26.96	1,021,191	1.42%	27.89% to 27.69%
2009	0.95% to 1.75%	47,730	22.01 to 21.11	1,086,981	5.5%	27.13% to 26.11%
2008	0.95% to 2.85%	5,202,889	17.32 to 16.43	95,025,061	3.37%	-38.49% to -39.77%
2007	0.95% to 2.85%	7,005,630	28.15 to 27.28	208,397,721	1.16%	-17.86% to -19.4%
2006	0.95% to 2.85%	10,845,668	34.27 to 33.85	395,730,180	1.10%	36.74% to 34.27%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2010	0.95% to 1.70%	125,863	12.16 to 12.01	1,526,761	6.57%	7.21% to 6.40%
2009	0.95% to 1.70%	85,960	11.35 to 11.29	974,308	6.15%	13.46% to 12.93%	*
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2010	0.95% to 2.25%	12,471,315	14.03 to 13.73	174,473,779	1.95%	12.39% to 10.91%
2009	0.95% to 1.85%	31,259	12.48 to 12.41	389,738	1.14%	24.85% to 24.14%	*
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2010	1.50% to 2.60%	256,614	13.85 to 13.59	3,535,740	1.29%	11.46% to 10.21%
(Continued)

121

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2010	0.95% to 2.20%	3,070,605	$10.40 to $ 9.81	$31,664,338	1.47%	10.95% to 9.55%
2009	0.95% to 2.20%	3,655,535	9.38 to 8.95	34,018,642	0.07%	22.24% to 20.7%
2008	0.95% to 2.40%	3,842,337	7.67 to 7.37	29,292,495	2.23%	-30.44% to -31.51%
2007	0.95% to 2.40%	4,327,066	11.03 to 10.77	47,520,986	2.50%	5.13% to 3.63%
2006	0.95% to 2.40%	2,062,762	10.49 to 10.39	21,601,072	3.35%	4.9% to 3.89%	*
American Funds NVIT Bond Fund - Class II (GVABD2)
2010	0.95% to 2.20%	2,540,834	11.12 to 10.48	28,007,984	2.01%	4.98% to 3.66%
2009	0.95% to 2.20%	2,923,369	10.59 to 10.11	30,736,122	0.32%	11.08% to 9.68%
2008	0.95% to 2.40%	3,167,010	9.54 to 9.17	30,019,929	4.89%	-10.73% to -12.05%
2007	0.95% to 2.55%	3,680,238	10.68 to 10.4	39,146,057	9.06%	2% to 0.37%
2006	0.95% to 2.20%	1,263,418	10.47 to 10.39	13,209,750	0.99%	4.72% to 3.86%	*
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2010	0.95% to 2.15%	2,352,559	11.47 to 10.83	26,749,892	0.82%	10.24% to 8.91%
2009	0.95% to 2.20%	2,651,292	10.4 to 9.92	27,381,129	0.00%	40.26% to 38.34%
2008	0.95% to 2.35%	2,607,903	7.42 to 7.14	19,230,688	2.63%	-39.22% to -40.13%
2007	0.95% to 2.20%	2,609,463	12.2 to 11.95	31,717,801	2.69%	13.27% to 11.84%
2006	0.95% to 2.10%	1,678,343	10.77 to 10.69	18,050,298	0.13%	7.74% to 6.91%	*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2010	0.95% to 2.20%	4,103,841	10.15 to 9.57	41,328,804	0.16%	17.07% to 15.60%
2009	0.95% to 2.25%	4,400,289	8.67 to 8.24	37,905,563	0.00%	37.46% to 35.45%
2008	0.95% to 2.35%	3,724,440	6.31 to 6.07	23,357,171	2.02%	-44.74% to -45.59%
2007	0.95% to 2.20%	3,258,610	11.41 to 11.18	37,045,639	0.62%	10.83% to 9.48%
2006	0.95% to 2.20%	2,097,865	10.3 to 10.21	21,564,598	1.17%	2.99% to 2.12%	*
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2010	0.95% to 2.05%	1,421,023	8.58 to 8.24	12,123,365	0.93%	9.92% to 8.70%
2009	0.95% to 2.05%	1,422,326	7.81 to 7.58	11,047,272	0.00%	29.45% to 28.01%
2008	0.95% to 2.40%	1,149,098	6.03 to 5.88	6,904,722	2.50%	-38.65% to -39.62%
2007	0.95% to 2.00%	537,058	9.83 to 9.76	5,271,094	2.43%	-1.71% to -2.4%	*
Federated NVIT High Income Bond Fund - Class I (HIBF)
2010	0.95% to 2.20%	1,905,594	18.17 to 13.93	33,448,436	8.32%	12.08% to 10.67%
2009	0.95% to 2.20%	2,432,766	16.22 to 12.59	38,123,665	9.44%	44.61% to 42.79%
2008	0.95% to 2.30%	3,127,646	11.21 to 9.12	33,826,109	8.67%	-28.67% to -29.68%
2007	0.95% to 2.30%	4,627,823	15.72 to 12.97	69,992,650	7.15%	2.15% to 0.79%
2006	0.95% to 2.50%	6,422,082	15.39 to 12.66	95,058,287	6.90%	9.56% to 7.88%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2010	0.95% to 2.20%	2,742,198	13.54 to 12.60	36,812,941	7.54%	12.09% to 10.67%
2009	0.95% to 2.20%	5,022,438	12.08 to 11.39	60,129,567	8.74%	44.69% to 42.82%
2008	0.95% to 2.65%	4,616,958	8.35 to 7.84	38,241,066	7.69%	-28.78% to -30.04%
2007	0.95% to 2.65%	3,454,996	11.73 to 11.21	40,229,839	7.23%	2.18% to 0.46%
2006	0.95% to 2.65%	5,044,302	11.47 to 11.16	57,586,745	7.11%	9.55% to 7.71%
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2010	0.95% to 2.05%	70,785	26.81 to 23.91	1,861,155	0.06%	15.07% to 13.80%
2009	0.95% to 2.05%	92,773	23.3 to 21.01	2,128,566	1.19%	61.76% to 59.97%
2008	0.95% to 2.10%	117,608	14.4 to 11.28	1,661,841	1.11%	-58.16% to -58.71%
2007	0.95% to 2.15%	168,853	34.42 to 27.22	5,566,627	0.66%	44.19% to 42.63%
2006	0.95% to 2.15%	210,317	23.87 to 19.08	4,768,329	0.70%	35.42% to 33.95%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.95% to 2.25%	1,961,773	29.40 to 26.22	56,857,465	0.07%	15.11% to 13.60%
2009	0.95% to 2.45%	2,343,389	25.54 to 22.73	59,011,515	1.29%	61.93% to 59.09%
2008	0.95% to 2.65%	2,568,733	15.77 to 14.09	39,928,488	1.05%	-58.23% to -59.01%
2007	0.95% to 2.65%	4,177,260	37.76 to 34.38	155,857,887	0.66%	44.16% to 41.87%
2006	0.95% to 2.65%	4,406,546	26.19 to 24.23	114,010,525	0.72%	35.35% to 33.2%
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2010	1.50% to 2.60%	45,329	22.47 to 20.85	994,617	0.00%	14.15% to 12.88%
2009	1.50% to 2.60%	57,783	19.68 to 18.47	1,113,594	1.11%	60.64% to 58.85%
2008	1.50% to 2.50%	57,587	12.25 to 11.68	694,612	0.97%	-58.5% to -58.92%
2007	1.50% to 2.60%	83,699	29.52 to 28.34	2,439,812	0.63%	43.26% to 41.65%
2006	1.50% to 2.60%	68,138	20.61 to 20	1,391,052	0.65%	34.51% to 33.02%
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	1.25%	1,356	16.23	22,007	3.98%	6.66%
2008	1.25%	1,501	15.22	22,846	2.73%	-33.78%
2007	1.25%	3,488	22.98	80,150	2.52%	18.92%
2006	1.25%	3,870	19.32	74,779	2.52%	35.85%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.95% to 2.25%	617,366	15.35 to 13.82	9,320,767	3.54%	6.95% to 5.55%
2008	0.95% to 2.65%	1,126,815	14.35 to 12.75	15,873,203	2.95%	-33.54% to -34.72%
2007	0.95% to 2.65%	1,589,344	21.59 to 19.54	33,738,996	2.31%	19.24% to 17.31%
2006	0.95% to 2.40%	2,128,548	18.11 to 16.87	38,016,144	2.48%	36.29% to 34.39%
(Continued)

122

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT International Equity Fund - Class I (GIG)
2010	0.95% to 1.85%	62,717	$12.28 to $ 11.18	$754,976	0.80%	12.22% to 11.20%
2009	0.95% to 1.85%	108,942	10.94 to 10.05	1,173,520	0.96%	28.49% to 27.32%
2008	0.95% to 1.85%	95,197	8.51 to 7.9	799,141	1.41%	-46.57% to -47.06%
2007	0.95% to 1.85%	100,313	15.94 to 14.92	1,534,448	0.42%	25.93% to 24.78%
2006	0.95% to 2.10%	121,194	12.65 to 10.95	1,468,870	1.17%	31.71% to 30.34%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2010	0.95% to 2.20%	1,299,368	19.47 to 17.44	24,942,615	0.93%	12.19% to 10.78%
2009	0.95% to 2.45%	1,606,441	17.35 to 15.44	27,490,845	1.02%	28.44% to 26.23%
2008	0.95% to 2.65%	1,835,707	13.51 to 12.07	24,390,061	1.24%	-46.55% to -47.52%
2007	0.95% to 2.65%	2,612,842	25.28 to 22.99	65,136,925	0.44%	25.93% to 23.91%
2006	0.95% to 2.45%	2,362,026	20.07 to 18.73	46,790,507	1.12%	31.69% to 29.87%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2010	1.25%	7,153	7.79	55,731	0.81%	11.62%
2009	1.25%	8,052	6.98	56,219	0.85%	27.83%
2008	1.25%	5,501	5.46	30,035	1.01%	-45.38%	*
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2010	0.95% to 2.20%	475,495	15.26 to 10.19	7,136,099	0.99%	10.40% to 9.01%
2009	0.95% to 2.20%	586,309	13.82 to 9.34	7,979,898	1.04%	23.82% to 22.25%
2008	0.95% to 2.20%	726,959	11.16 to 7.64	7,984,545	0.74%	-44.87% to -45.57%
2007	0.95% to 2.20%	930,932	20.25 to 14.04	18,529,122	0.39%	18.75% to 17.25%
2006	0.95% to 2.50%	1,244,511	17.05 to 12.53	20,854,713	0.82%	24.69% to 22.86%
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2010	0.95% to 2.20%	252,208	20.53 to 18.63	5,115,978	0.97%	10.30% to 8.91%
2009	0.95% to 2.20%	352,465	18.61 to 17.1	6,481,949	1.03%	23.81% to 22.25%
2008	0.95% to 2.20%	421,671	15.03 to 13.99	6,267,551	0.65%	-44.86% to -45.55%
2007	0.95% to 2.30%	672,810	27.26 to 25.68	18,153,268	0.53%	18.8% to 17.29%
2006	0.95% to 2.45%	716,442	22.95 to 21.77	16,294,946	0.93%	24.62% to 22.85%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2010	0.95% to 2.25%	10,221,217	8.93 to 8.62	90,975,125	0.19%	14.51% to 13.01%
2009	0.95% to 2.30%	13,082,723	7.8 to 7.6	101,820,966	0.18%	51.51% to 49.15%
2008	0.95% to 1.65%	24,053	5.15 to 5.12	123,576	0.00%	-48.51% to -48.75%	*
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2010	0.95% to 1.90%	318,693	9.79 to 9.53	3,107,996	0.70%	22.41% to 21.35%
2009	0.95% to 2.20%	545,466	8 to 7.81	4,351,485	0.47%	30.29% to 28.45%
2008	0.95% to 2.20%	1,045,538	6.14 to 6.08	6,412,440	0.50%	-38.61% to -39.18%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	2.20%	217	9.44	2,049	0.14%	20.85%
2009	2.20%	217	7.81	1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2010	0.95% to 1.40%	289,171	9.29 to 9.16	2,674,006	0.32%	13.86% to 13.44%
2009	0.95% to 1.40%	291,521	8.15 to 8.07	2,370,573	0.96%	27.97% to 27.21%
2008	0.95% to 1.65%	203,409	6.37 to 6.34	1,293,902	1.60%	-36.28% to -36.63%	*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2010	0.95% to 1.75%	962,233	10.30 to 10.08	9,861,670	0.86%	9.36% to 8.47%
2009	0.95% to 1.75%	589,939	9.42 to 9.29	5,537,130	2.17%	18.68% to 17.72%
2008	0.95% to 1.65%	382,103	7.94 to 7.9	3,028,279	1.57%	-20.62% to -20.99%	*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2010	0.95% to 1.80%	580,022	9.88 to 9.65	5,701,288	0.66%	11.32% to 10.37%
2009	0.95% to 1.80%	418,388	8.87 to 8.75	3,698,081	1.41%	22.98% to 21.93%
2008	0.95% to 1.80%	559,727	7.21 to 7.17	4,026,132	1.69%	-27.86% to -28.31%	*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2010	0.95% to 1.90%	807,699	10.77 to 10.49	8,651,582	1.24%	5.79% to 4.77%
2009	0.95% to 1.85%	581,196	10.18 to 10.02	5,894,080	2.88%	11.95% to 10.93%
2008	0.95% to 2.00%	283,337	9.09 to 9.03	2,573,288	1.66%	-9.09% to -9.74%	*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2010	0.95% to 1.80%	1,912,124	10.09 to 9.86	19,202,888	0.84%	10.31% to 9.37%
2009	0.95% to 1.85%	1,273,021	9.15 to 9	11,603,008	1.95%	20.79% to 19.61%
2008	0.95% to 1.85%	742,815	7.57 to 7.52	5,617,401	1.74%	-24.27% to -24.76%	*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2010	0.95% to 1.55%	703,800	9.64 to 9.48	6,757,246	0.60%	12.23% to 11.56%
2009	0.95% to 1.60%	487,057	8.59 to 8.49	4,172,398	1.51%	25.38% to 24.55%
2008	0.95% to 1.65%	303,444	6.85 to 6.81	2,076,138	1.62%	-31.5% to -31.86%	*
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2010	0.95% to 1.85%	798,523	10.47 to 10.22	8,326,251	1.01%	8.00% to 7.02%
2009	0.95% to 1.85%	633,405	9.7 to 9.55	6,123,239	2.42%	16.56% to 15.47%
2008	0.95% to 1.85%	445,889	8.32 to 8.27	3,703,801	2.01%	-16.81% to -17.34%	*
(Continued)

123

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class I (NVCBD1)
2010	0.95% to 1.90%	722,330	$11.29 to $11.01	$8,117,766	2.70%	6.04% to 5.06%
2009	0.95% to 2.30%	669,759	10.65 to 10.41	7,107,261	3.38%	7.75% to 6.31%
2008	0.95% to 2.05%	109,155	9.88 to 9.81	1,077,426	3.03%	-1.18% to -1.91%	*
NVIT Core Bond Fund - Class II (NVCBD2)
2010	1.50% to 2.50%	72,196	11.05 to 10.75	789,449	2.52%	5.18% to 4.11%
2009	1.50% to 2.50%	63,999	10.51 to 10.33	668,098	3.22%	6.96% to 5.88%
2008	1.50% to 2.50%	10,259	9.82 to 9.76	100,446	3.99%	-1.76% to -2.43%	*
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2010	0.95% to 2.20%	307,535	12.18 to 11.78	3,728,394	2.46%	7.09% to 5.74%
2009	0.95% to 2.20%	344,564	11.38 to 11.14	3,910,872	5.36%	15.33% to 13.88%
2008	0.95% to 1.65%	53,319	9.87 to 9.82	525,408	3.84%	-1.34% to -1.8%	*
NVIT Fund - Class I (TRF)
2010	0.95% to 2.20%	9,987,008	12.59 to 8.47	124,151,365	1.00%	12.37% to 10.96%
2009	0.95% to 2.30%	11,511,657	11.21 to 8.07	127,435,570	1.32%	24.9% to 22.98%
2008	0.95% to 2.65%	13,778,445	8.97 to 6.33	122,081,060	1.37%	-42.11% to -43.17%
2007	0.95% to 2.65%	18,302,786	15.5 to 11.15	279,523,271	1.05%	7.15% to 5.36%
2006	0.95% to 2.65%	23,824,168	14.47 to 10.58	339,222,705	1.89%	12.55% to 10.67%
NVIT Fund - Class II (TRF2)
2010	1.50% to 2.60%	59,096	10.84 to 9.83	623,121	0.70%	11.53% to 10.28%
2009	1.50% to 2.60%	90,233	9.72 to 8.92	855,533	1.09%	23.67% to 22.29%
2008	1.50% to 2.60%	87,219	7.86 to 7.29	671,229	1.14%	-42.49% to -43.13%
2007	1.50% to 2.60%	115,811	13.66 to 12.82	1,545,946	0.76%	6.27% to 5.07%
2006	1.50% to 2.60%	181,993	12.86 to 12.2	2,282,112	0.92%	11.7% to 10.46%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	1.25%	294	12.61	3,712	1.13%	30.11%
2008	1.25%	346	9.69	3,353	1.82%	-46.95%
2007	1.25%	1,311	18.27	23,954	3.02%	-2.3%
2006	1.25%	1,731	18.7	32,372	1.24%	18.82%
NVIT Global Financial Services Fund - Class III (GVGFS)
2009	0.95% to 2.15%	331,596	13.3 to 12.08	4,332,608	1.1%	30.68% to 29.09%
2008	0.95% to 2.40%	450,548	10.18 to 9.2	4,511,348	2.07%	-46.73% to -47.6%
2007	0.95% to 2.65%	451,291	19.11 to 17.29	8,480,901	2.92%	-2.07% to -3.71%
2006	0.95% to 2.65%	674,775	19.51 to 17.96	12,967,114	2.05%	19.2% to 17.25%
NVIT Government Bond Fund - Class I (GBF)
2010	0.95% to 2.25%	15,180,960	17.82 to 14.63	253,606,247	2.91%	3.79% to 2.42%
2009	0.95% to 2.45%	18,571,113	17.17 to 13.31	298,915,230	3.28%	1.71% to 0.2%
2008	0.95% to 2.70%	25,449,213	16.88 to 12.95	401,600,441	4.25%	6.7% to 4.84%
2007	0.95% to 2.55%	29,988,338	15.82 to 12.52	441,809,358	4.36%	6.13% to 4.44%
2006	0.95% to 2.55%	34,986,437	14.91 to 11.99	483,859,446	3.96%	2.36% to 0.72%
NVIT Government Bond Fund - Class II (GBF2)
2010	1.50% to 2.60%	626,493	13.02 to 11.81	7,945,256	2.60%	2.96% to 1.81%
2009	1.50% to 2.60%	853,076	12.65 to 11.6	10,524,843	3.1%	0.89% to -0.23%
2008	1.50% to 2.60%	1,063,595	12.54 to 11.63	13,041,427	3.97%	5.87% to 4.69%
2007	1.50% to 2.60%	1,206,275	11.84 to 11.11	14,003,822	4.17%	5.3% to 4.12%
2006	1.50% to 2.60%	1,305,790	11.24 to 10.67	14,449,913	3.79%	1.46% to 0.33%
NVIT Growth Fund - Class I (CAF)
2010	0.95% to 2.05%	3,600,445	8.86 to 5.49	30,828,620	0.63%	18.12% to 16.81%
2009	0.95% to 2.05%	4,093,988	7.5 to 4.7	29,698,562	0.56%	32.2% to 30.74%
2008	0.95% to 2.50%	4,801,429	5.67 to 3.62	26,271,368	0.27%	-39.29% to -40.29%
2007	0.95% to 2.50%	6,528,710	9.34 to 6.06	58,670,198	0.17%	18.4% to 16.62%
2006	0.95% to 2.50%	8,225,494	7.89 to 5.2	62,375,925	0.05%	5.16% to 3.55%
NVIT Health Sciences Fund - Class I (GVGH1)
2009	1.25%	5,321	12.54	66,726	0.29%	17.67%
2008	1.25%	6,333	10.66	67,510	0.29%	-26.15%
2007	1.25%	7,058	14.43	101,855	0.08%	11.74%
2006	1.25%	7,575	12.92	97,832	0.00%	1.43%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.95% to 2.60%	1,040,801	13.12 to 11.48	13,394,642	0.3%	17.98% to 16.02%
2008	0.95% to 2.65%	1,656,216	11.12 to 9.87	18,079,598	0.26%	-25.94% to -27.26%
2007	0.95% to 2.65%	1,469,574	15.01 to 13.57	21,665,919	0.07%	12.15% to 10.26%
2006	0.95% to 2.65%	1,954,346	13.38 to 12.31	25,738,556	0.00%	1.73% to 0.01%
NVIT International Index Fund - Class VIII (GVIX8)
2010	0.95% to 1.85%	345,841	9.02 to 8.64	3,107,704	1.98%	6.38% to 5.41%
2009	0.95% to 1.85%	362,938	$8.48 to 8.2	3,066,717	2.76%	27.39% to 26.23%
2008	0.95% to 2.20%	274,031	6.65 to 6.43	1,817,251	1.83%	-43.63% to -44.42%
2007	0.95% to 2.20%	362,329	11.8 to 11.56	4,265,033	1.50%	8.34% to 6.97%
2006	0.95% to 2.25%	115,357	10.89 to 10.8	1,254,445	1.67%	8.94% to 7.99%	*
(Continued)

124

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	0.95% to 2.60%	3,478,795	$14.16 to $12.19	$48,049,263	1.65%	13.54% to 11.65%
2009	0.95% to 2.60%	4,157,079	12.47 to 10.91	50,579,875	1%	26% to 23.73%
2008	0.95% to 2.65%	4,774,409	9.9 to 8.79	46,171,625	2.06%	-37.44% to -38.58%
2007	0.95% to 2.65%	5,211,450	15.82 to 14.31	80,716,360	1.96%	4.95% to 3.2%
2006	0.95% to 2.65%	6,062,158	15.08 to 13.86	89,691,367	2.02%	15.76% to 13.85%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2010	0.95% to 1.60%	317,412	12.58 to 12.44	3,984,256	1.40%	8.77% to 8.06%
2009	0.95% to 1.85%	127,959	11.57 to 11.5	1,477,660	1.94%	15.66% to 15%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2010	0.95% to 1.35%	78,659	13.46 to 13.37	1,056,847	1.13%	10.97% to 10.52%
2009	0.95% to 1.20%	61,529	12.13 to 12.11	745,662	1.69%	21.27% to 21.07%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	0.95% to 2.60%	4,288,835	13.08 to 11.25	54,764,393	2.25%	4.89% to 3.14%
2009	0.95% to 2.6%	5,109,651	12.47 to 10.91	62,303,928	1.86%	8.05% to 6.25%
2008	0.95% to 2.65%	6,279,027	11.54 to 10.25	70,932,244	3.37%	-6.92% to -8.51%
2007	0.95% to 2.65%	7,077,704	12.4 to 11.2	86,027,776	3.28%	4.37% to 2.6%
2006	0.95% to 2.65%	8,816,232	11.88 to 10.91	102,990,687	3.08%	5.16% to 3.38%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	0.95% to 2.60%	19,697,426	12.39 to 11.95	267,407,824	1.95%	9.86% to 8.03%
2009	0.95% to 2.60%	24,580,501	11.28 to 11.07	303,672,799	1.42%	5.32% to 15.97%
2008	0.95% to 2.65%	25,414,593	10.71 to 9.51	265,963,303	2.73%	-23.93% to -25.27%
2007	0.95% to 2.65%	32,085,878	14.08 to 12.73	442,506,944	2.66%	4.65% to 2.89%
2006	0.95% to 2.65%	36,140,122	13.45 to 12.37	477,611,346	2.40%	10.3% to 8.45%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	0.95% to 2.60%	9,585,870	14.20 to 12.22	132,535,343	1.85%	11.76% to 9.90%
2009	0.95% to 2.60%	11,933,118	12.7 to 11.12	147,623,643	1.2%	23.21% to 21.16%
2008	0.95% to 2.85%	14,184,832	10.31 to 9.03	142,707,758	2.41%	-32.04% to -33.4%
2007	0.95% to 2.85%	17,437,628	15.17 to 13.55	258,849,290	2.30%	5.14% to 3.17%
2006	0.95% to 2.85%	19,708,022	14.43 to 13.14	278,982,910	2.19%	13.46% to 11.34%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	0.95% to 2.60%	6,041,482	13.66 to 11.76	80,607,880	2.15%	7.49% to 5.70%
2009	0.95% to 2.60%	7,849,777	12.71 to 11.13	97,464,346	1.65%	13.47% to 11.58%
2008	0.95% to 2.65%	9,861,417	11.2 to 9.95	107,990,890	3.08%	-15.85% to -17.32%
2007	0.95% to 2.65%	11,879,449	13.31 to 12.03	154,894,244	3.02%	4.85% to 3.08%
2006	0.95% to 2.65%	13,785,352	12.7 to 11.67	171,885,452	2.72%	7.4% to 5.59%
NVIT Leaders Fund - Class I (GVUS1)
2008	1.25%	221	8.28	1,830	0.78%	-50.53%
2007	1.25%	241	16.74	4,035	1.07%	10.16%
NVIT Leaders Fund - Class III (GVUSL)
2009	0.95% to 2.20%	503,325	12.24 to 11.06	6,073,923	0.85%	32.62% to 30.95%
2008	0.95% to 2.25%	663,781	9.23 to 8.43	6,047,515	0.76%	-50.42% to -51.13%
2007	0.95% to 2.25%	854,701	18.61 to 17.25	15,708,795	0.96%	10.49% to 9.1%
2006	0.95% to 2.65%	1,305,544	16.84 to 15.5	21,591,447	0.73%	15.02% to 13.12%
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.95% to 2.25%	4,548,842	25.67 to 16.69	121,160,598	1.24%	25.00% to 23.37%
2009	0.95% to 2.30%	5,661,511	20.54 to 16.09	120,603,219	0.95%	35.46% to 33.44%
2008	0.95% to 2.45%	7,039,039	15.16 to 11.88	110,411,233	1.23%	-37.07% to -38.08%
2007	0.95% to 2.70%	9,280,128	24.09 to 18.75	231,258,728	1.40%	6.53% to 4.7%
2006	0.95% to 2.70%	12,312,327	22.62 to 17.9	289,809,079	1.14%	8.85% to 6.99%
NVIT Money Market Fund - Class I (SAM)
2010	0.95% to 2.60%	22,936,653	12.72 to 9.69	280,127,960	0.00%	-0.95% to -2.60%
2009	0.95% to 2.70%	31,981,566	12.84 to 10.08	394,485,878	0.04%	-0.91% to -2.66%
2008	0.95% to 2.70%	55,065,021	12.96 to 10.35	684,634,966	2.01%	1.08% to -0.69%
2007	0.95% to 2.70%	49,223,324	12.82 to 10.43	604,987,318	4.73%	3.79% to 1.97%
2006	0.95% to 2.60%	45,891,908	12.35 to 10.07	541,867,251	4.73%	3.54% to 1.82%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2010	1.10% to 1.15%	896	15.22 to 15.20	13,636	0.86%	12.77% to 12.70%
2009	1.10%	813	13.48	10,958	0.00%	34.8%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2010	0.95% to 2.25%	7,207,413	9.31 to 8.99	66,875,552	0.73%	12.95% to 11.47%
2009	0.95% to 2.40%	9,022,689	8.25 to 8.03	74,212,142	0.87%	35.16% to 32.99%
2008	0.95% to 2.20%	634,973	6.1 to 6.04	3,869,465	0.11%	-38.99% to -39.56%	*
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2010	1.25%	212	12.35	2,620	2.07%	4.56%
2009	1.25%	230	11.82	2,718	1.88%	27.89%
2008	1.25%	249	9.24	2,301	1.55%	-47.15%
2007	1.25%	269	17.49	4,704	1.71%	1.42%
2006	1.25%	290	17.24	5,000	1.84%	20.88%
(Continued)

125

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2010	0.95% to 2.20%	905,151	$16.28 to $14.77	$14,505,612	2.12%	5.10% to 3.78%
2009	0.95% to 2.20%	1,150,634	15.49 to 14.23	17,575,662	2.06%	28.6% to 26.98%
2008	0.95% to 2.25%	1,767,075	12.04 to 11.2	21,040,830	1.71%	-46.84% to -47.63%
2007	0.95% to 2.40%	2,772,176	22.65 to 21.23	62,192,874	2.18%	1.95% to 0.51%
2006	0.95% to 2.65%	3,773,123	22.22 to 20.92	83,144,686	2.01%	21.58% to 19.6%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2010	1.50% to 2.60%	39,415	10.81 to 10.03	419,558	1.42%	4.26% to 3.10%
2009	1.50% to 2.60%	67,302	10.37 to 9.73	687,819	0.99%	27.55% to 26.12%
2008	1.50% to 2.60%	78,668	8.13 to 7.71	631,418	1.60%	-47.26% to -47.85%
2007	1.50% to 2.60%	106,356	15.41 to 14.79	1,622,051	2.12%	1.15% to 0.01%
2006	1.50% to 2.60%	110,527	15.23 to 14.79	1,669,584	2.05%	20.58% to 19.23%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2010	0.95% to 2.60%	3,235,185	3.42 to 8.89	29,745,990	0.06%	14.41% to 12.51%
2009	0.95% to 2.20%	1,116,209	8.13 to 7.94	9,044,189	0.86%	28.54% to 26.74%
2008	0.95% to 1.60%	8,873	6.32 to 6.3	56,087	0.27%	-36.76% to -37.04%	*
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2010	1.50% to 2.60%	97,408	9.12 to 8.85	880,856	0.00%	13.63% to 12.36%
2009	1.50% to 2.60%	138,048	8.02 to 7.87	1,101,310	0.48%	27.41% to 25.99%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2010	0.95% to 2.25%	978,492	10.45 to 10.36	10,227,148	0.51%	4.49% to 3.57%	*
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2010	0.95% to 2.60%	510,297	8.89 to 8.50	4,463,463	0.50%	11.68% to 9.82%
2009	0.95% to 2.60%	671,187	7.96 to 7.74	5,292,201	1.17%	26.2% to 24.1%
2008	0.95% to 2.20%	14,426	6.31 to 6.25	90,859	0.69%	-36.92% to -37.45%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	0.95% to 2.25%	11,324,227	9.87 to 9.53	111,318,566	0.00%	25.61% to 23.97%
2009	0.95% to 2.40%	13,643,300	7.86 to 7.65	106,907,689	0.00%	25.91% to 23.87%
2008	0.95% to 2.20%	246,427	6.24 to 6.18	1,535,794	0.00%	-37.6% to -38.17%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2010	1.20% to 2.10%	828,610	9.73 to 9.49	8,045,704	0.00%	24.95% to 23.81%
2009	1.20% to 2.10%	970,197	7.79 to 7.67	7,545,630	0.00%	25.19% to 24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	0.95% to 2.25%	7,386,826	10.28 to 9.93	75,555,521	1.29%	18.50% to 16.94%
2009	0.95% to 2.25%	9,387,443	8.68 to 8.49	81,175,736	1.17%	29.23% to 27.53%
2008	0.95% to 2.20%	457,440	6.71 to 6.65	3,067,897	1.04%	-32.85% to -33.46%	*
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2010	0.95% to 2.20%	2,093,550	14.61 to 12.60	29,940,560	0.00%	24.26% to 22.69%
2009	0.95% to 2.20%	2,405,794	11.76 to 10.27	27,692,099	0.00%	26.25% to 24.66%
2008	0.95% to 2.65%	2,959,328	9.31 to 7.87	26,975,411	0.00%	-46.93% to -47.93%
2007	0.95% to 2.65%	3,798,082	17.55 to 15.12	65,218,049	0.00%	8.7% to 6.87%
2006	0.95% to 2.65%	5,120,028	16.14 to 14.15	80,726,968	0.00%	2.23% to 0.52%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2010	1.50% to 2.60%	52,561	9.98 to 9.06	507,807	0.00%	23.23% to 21.85%
2009	1.50% to 2.60%	75,333	8.1 to 7.43	594,293	0.00%	25.28% to 23.88%
2008	1.50% to 2.60%	93,131	6.47 to 6	588,793	0.00%	-47.34% to -47.93%
2007	1.50% to 2.60%	103,133	12.28 to 11.52	1,241,038	0.00%	7.85% to 6.64%
2006	1.50% to 2.60%	122,637	11.38 to 10.8	1,373,239	0.00%	1.44% to 0.31%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2010	0.95% to 2.40%	4,308,309	25.09 to 18.05	122,185,799	0.60%	25.40% to 23.57%
2009	0.95% to 2.40%	5,299,089	20 to 14.61	119,917,757	0.58%	25.02% to 23.19%
2008	0.95% to 2.85%	6,639,101	16 to 13.6	120,429,640	1.07%	-32.8% to -34.17%
2007	0.95% to 2.85%	9,022,810	23.81 to 20.66	244,691,979	1.12%	-7.78% to -9.53%
2006	0.95% to 2.85%	12,096,038	25.82 to 22.84	359,425,766	0.44%	16.18% to 14.02%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2010	1.50% to 2.60%	95,306	13.87 to 12.58	1,284,076	0.38%	24.58% to 23.19%
2009	1.50% to 2.60%	123,050	11.13 to 10.21	1,335,668	0.54%	23.97% to 22.59%
2008	1.50% to 2.60%	148,938	8.98 to 8.33	1,308,555	0.86%	-33.32% to -34.06%
2007	1.50% to 2.60%	199,657	13.47 to 12.64	2,640,730	0.94%	-8.63% to -9.66%
2006	1.50% to 2.60%	241,778	14.74 to 13.99	3,513,687	0.22%	15.35% to 14.06%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2010	0.95% to 2.25%	4,900,621	23.35 to 13.87	124,117,565	0.28%	24.13% to 22.50%
2009	0.95% to 2.25%	6,145,117	18.81 to 11.32	125,332,191	0.27%	33.42% to 31.67%
2008	0.95% to 2.65%	7,666,352	14.1 to 12.51	117,309,267	0.78%	-38.78% to -39.91%
2007	0.95% to 2.70%	10,099,992	23.03 to 20.72	253,285,980	0.08%	1.16% to -0.59%
2006	0.95% to 2.70%	12,928,900	22.77 to 20.84	324,063,535	0.10%	10.98% to 9.08%
(Continued)

126

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2010	1.50% to 2.60%	180,903	$15.29 to $13.87	$2,679,638	0.05%	23.11% to 21.73%
2009	1.50% to 2.60%	239,791	12.42 to 11.4	2,898,029	0.16%	32.41% to 30.93%
2008	1.50% to 2.60%	281,038	9.38 to 8.7	2,575,248	0.59%	-39.28% to -39.96%
2007	1.50% to 2.60%	316,449	15.45 to 14.5	4,795,091	0.00%	0.36% to -0.77%
2006	1.50% to 2.60%	350,572	15.39 to 14.61	5,311,628	0.05%	10.08% to 8.85%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2010	0.95% to 2.60%	4,263,225	16.69 to 13.56	69,754,208	6.07%	9.54% to 7.71%
2009	0.95% to 2.60%	5,382,701	15.24 to 12.59	80,458,840	9.45%	23.2% to 21.15%
2008	0.95% to 2.60%	6,067,116	12.37 to 10.39	73,652,612	6.83%	-18.08% to -19.44%
2007	0.95% to 2.60%	9,025,394	15.1 to 12.83	133,623,996	3.91%	3.63% to 1.91%
2006	0.95% to 2.65%	10,669,793	14.57 to 12.54	152,161,010	3.94%	3.84% to 2.08%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2010	0.95% to 2.20%	1,469,186	10.63 to 10.28	15,554,330	1.29%	1.45% to 0.17%
2009	0.95% to 2.20%	2,035,595	10.48 to 10.26	21,275,367	2.48%	6.09% to 4.77%
2008	0.95% to 2.20%	208,273	9.88 to 9.8	2,054,736	2.36%	-1.2% to -2.03%	*
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.95% to 1.90%	318,647	3.04 to 2.78	956,649	0.00%	51.02% to 49.57%
2008	0.95% to 1.90%	374,006	2.02 to 1.86	747,529	0.00%	-49.06% to -49.55%
2007	0.95% to 2.20%	455,623	3.96 to 4.45	1,833,559	0.00%	18.95% to 17.53%
2006	0.95% to 2.20%	572,880	3.33 to 3.78	1,988,895	0.00%	10.12% to 8.78%
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.95% to 2.25%	1,054,005	11.26 to 10.17	11,699,017	0.00%	51% to 49.02%
2008	0.95% to 2.40%	530,725	7.45 to 6.75	3,893,594	0.00%	-49.08% to -49.89%
2007	0.95% to 2.55%	1,242,540	14.64 to 13.36	17,936,450	0.00%	19.04% to 17.2%
2006	0.95% to 2.40%	1,016,600	12.3 to 11.48	12,346,090	0.00%	10.03% to 8.47%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	1.25% to 2.25%	21,372	12.91 to 9.51	240,376	0.00%	24.27% to 23.01%
2008	1.25% to 2.25%	32,147	10.39 to 7.74	303,734	0.00%	-42.03% to -42.62%
2007	1.25% to 2.25%	29,414	17.91 to 13.48	491,713	0.00%	20.95% to 19.72%
2006	1.25% to 2.25%	30,749	14.81 to 11.26	430,940	0.36%	-1.53% to -2.53%
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
2009	0.95% to 2.60%	657,631	12.17 to 10.65	7,854,087	0.00%	24.6% to 22.52%
2008	0.95% to 2.60%	806,416	9.76 to 8.69	7,732,189	0.00%	-41.82% to -42.79%
2007	0.95% to 2.60%	1,182,851	16.78 to 15.19	19,501,101	0.00%	21.26% to 19.23%
2006	0.95% to 2.65%	1,642,957	13.84 to 12.72	22,390,777	0.25%	-1.23% to -2.89%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.95% to 2.40%	35,443,657	13.98 to 13.65	494,416,782	0.06%	7.77% to 6.19%
2009	0.95% to 1.85%	103,250	12.98 to 12.9	1,339,008	0.33%	29.77% to 28.98%	*
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
2010	1.50% to 2.60%	934,222	13.80 to 13.54	12,819,308	0.07%	6.89% to 5.70%
2009	1.95%	983	12.87	12,649	0.00%	28.68%	*
Templeton NVIT International Value Fund - Class III (NVTIV3)
2010	0.95% to 1.90%	281,143	13.64 to 13.44	3,825,427	1.78%	5.34% to 4.38%
2009	0.95% to 2.20%	452,463	12.95 to 12.85	5,854,117	0.45%	29.52% to 28.49%	*
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2010	0.95% to 2.20%	2,221,826	12.31 to 8.46	26,948,240	1.47%	14.67% to 13.23%
2009	0.95% to 2.20%	2,805,689	10.74 to 7.97	29,662,654	1.09%	27.33% to 25.55%
2008	0.95% to 2.65%	3,874,794	8.43 to 6.06	32,033,298	1.92%	-37.59% to -38.75%
2007	0.95% to 2.60%	5,253,145	13.51 to 9.94	69,826,598	1.77%	-3.15% to -4.72%
2006	0.95% to 2.60%	6,614,484	13.95 to 10.43	90,688,992	1.68%	14.81% to 12.95%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2010	0.95% to 2.60%	11,210,732	9.38 to 8.96	104,636,450	1.88%	28.95% to 26.80%
2009	0.95% to 2.60%	13,652,000	7.27 to 7.07	98,956,949	2.14%	29.59% to 27.43%
2008	0.95% to 1.95%	155,589	5.61 to 5.57	871,617	4.12%	-43.89% to -44.27%	*
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2010	0.95% to 2.35%	2,809,299	10.82 to 9.70	29,875,050	5.23%	4.28% to 2.81%
2009	0.95% to 2.35%	2,844,136	10.38 to 9.44	29,105,787	7.43%	12.25% to 10.66%
2008	0.95% to 2.35%	3,139,734	9.25 to 8.53	28,745,640	3.94%	-14.25% to -15.46%
2007	0.95% to 2.35%	4,927,107	10.78 to 10.09	52,802,423	2.80%	3.77% to 2.3%
2006	0.95% to 2.35%	5,053,380	10.39 to 9.86	52,415,451	3.28%	3.21% to 1.76%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2010	0.95% to 1.75%	602,956	11.80 to 11.65	7,099,754	1.27%	8.33% to 7.46%
2009	0.95% to 1.90%	356,059	10.9 to 10.83	3,876,841	0.81%	8.97% to 8.27%	*
Low Duration Portfolio - Advisor Class (PMVLAD)
2010	0.95% to 2.20%	2,894,543	11.44 to 11.20	32,987,611	1.57%	4.19% to 2.87%
2009	0.95% to 2.25%	1,622,430	10.98 to 10.88	17,783,700	1.43%	9.76% to 8.83%	*
(Continued)

127

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Basic Balanced Fund - Series I (AVB)
2010	0.95% to 1.55%	20,191	$10.13 to $9.58	$201,197	1.72%	7.04% to 6.39%
2009	0.95% to 2.05%	37,731	9.46 to 8.63	347,836	5.62%	32.57% to 30.94%
2008	0.95% to 2.05%	43,568	7.14 to 6.59	302,629	4.40%	-38.91% to -39.65%
2007	0.95% to 2.05%	51,932	11.69 to 10.92	592,270	2.78%	1.23% to 0.14%
2006	0.95% to 2.05%	67,132	11.54 to 10.91	759,789	1.91%	9.51% to 8.33%
V.I. Basic Value Fund - Series II (AVBV2)
2010	1.25%	7,408	9.93	73,537	0.10%	5.60%
2009	1.25%	8,622	9.4	81,041	0.02%	45.89%
2008	0.95% to 2.60%	642,858	5.1 to 5.51	3,559,622	0.46%	-52.36% to -53.16%
2007	0.95% to 2.60%	689,206	10.71 to 11.75	8,284,492	0.33%	0.4% to -1.29%
2006	0.95% to 2.60%	788,633	10.67 to 11.91	9,603,590	0.13%	6.66% to 10.01%	*
V.I. Capital Appreciation Fund - Series I (AVCA)
2010	0.95% to 1.60%	9,360	10.30 to 9.70	93,543	0.75%	14.39% to 13.64%
2009	0.95% to 1.75%	11,670	$9 to 5.76	101,643	0.71%	19.93% to 18.76%
2008	0.95% to 1.75%	11,674	7.51 to 4.85	85,201	0.00%	-43.04% to -43.57%
2007	0.95% to 1.75%	14,793	13.18 to 8.59	190,381	0.00%	10.94% to 10.1%
2006	0.95% to 1.75%	16,225	11.88 to 7.81	189,293	0.06%	5.29% to 4.49%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2010	0.95% to 2.60%	125,988	8.50 to 8.99	1,150,533	0.49%	14.11% to 12.21%
2009	0.95% to 2.60%	147,550	7.45 to 8.01	1,192,449	0.23%	19.57% to 17.58%
2008	0.95% to 2.60%	153,590	6.23 to 6.81	1,048,390	0.00%	-43.17% to -44.12%
2007	0.95% to 2.60%	161,870	10.96 to 12.19	1,968,091	0.00%	10.67% to 8.81%
2006	0.95% to 2.60%	157,478	9.9 to 11.21	1,783,140	0.00%	-0.98% to 3.31%	*
V.I. Capital Development Fund - Series II (AVCD2)
2010	0.95% to 2.50%	110,859	9.56 to 11.76	1,120,317	0.00%	17.35% to 15.51%
2009	0.95% to 2.50%	208,876	8.15 to 10.18	1,772,494	0.00%	40.64% to 38.44%
2008	0.95% to 2.50%	194,563	5.79 to 7.35	1,175,536	0.00%	-47.63% to -48.45%
2007	0.95% to 2.60%	344,231	11.06 to 14.22	3,993,353	0.00%	9.49% to 7.66%
2006	0.95% to 2.60%	240,855	10.11 to 13.2	2,691,334	0.00%	1.05% to 13.24%	*
V.I. Core Equity Fund - Series I (AVGI)
2010	0.95% to 1.90%	37,621	13.63 to 12.50	487,965	0.97%	8.52% to 7.55%
2009	0.95% to 1.55%	41,016	12.56 to 11.96	497,604	2.3%	27.08% to 26.31%
2008	0.95% to 1.55%	31,402	9.89 to 9.47	301,847	1.70%	-30.81% to -31.23%
2007	0.95% to 1.55%	45,118	14.29 to 13.77	628,584	1.14%	7.08% to 6.43%
2006	0.95% to 1.55%	46,417	13.34 to 12.93	605,844	0.86%	15.6% to 14.9%
V.I. Core Equity Fund - Series II (AVCE2)
2010	1.50% to 2.60%	77,258	10.67 to 10.13	807,804	0.75%	7.61% to 6.41%
2009	1.50% to 2.60%	113,102	9.92 to 9.52	1,105,384	1.48%	26.06% to 24.65%
2008	1.50% to 2.60%	161,347	7.87 to 7.63	1,255,694	2.13%	-31.37% to -32.14%
2007	1.50% to 2.60%	148,885	11.46 to 11.25	1,696,260	0.91%	6.25% to 5.06%
2006	1.50% to 2.60%	173,478	10.79 to 10.71	1,867,311	1.03%	7.89% to 7.08%	*
V.I. Global Health Care Fund - Series I (IVHS)
2010	0.95% to 1.25%	9,435	11.00 to 10.85	103,057	0.00%	4.12% to 3.80%
2009	0.95% to 1.25%	11,235	10.55 to 10.44	117,816	0.4%	26.5% to 25.93%
2008	0.95% to 1.20%	9,622	8.34 to 8.29	79,955	0.00%	-29.32% to -29.51%
2007	0.95% to 1.15%	6,191	11.8 to 11.76	72,864	0.00%	10.9% to 10.53%
2006	1.10% to 1.15%	4,361	10.64	46,401	0.00%	6.4%	*
V.I. Global Real Estate Fund - Series I (IVRE)
2010	0.95% to 1.30%	34,474	10.01 to 9.85	342,593	5.13%	16.22% to 15.81%
2009	0.95% to 1.30%	36,267	8.6 to 8.49	310,149	0.00%	30.3% to 29.82%
2008	0.95% to 1.30%	32,265	6.6 to 6.54	212,007	5.42%	-45.18% to -45.36%
2007	0.95% to 1.30%	41,195	12.04 to 11.97	494,841	6.36%	-6.3% to -6.85%
2006	1.10% to 1.20%	8,689	12.85	111,654	1.88%	28.5%	*
V.I. Large Cap Growth Fund - Series I (AVLCG)
2008	0.95% to 2.05%	44,214	7.17 to 6.95	313,946	0.01%	-38.87% to -39.6%
2007	0.95% to 2.05%	46,389	11.73 to 11.51	541,476	0.03%	14.54% to 13.32%
2006	0.95% to 2.05%	44,482	10.24 to 10.16	454,392	0.33%	2.37% to 10.45%	*
VPS Growth and Income Portfolio - Class B (ALVGIB)
2010	1.50% to 2.60%	139,314	10.60 to 9.61	1,434,511	0.00%	11.11% to 9.87%
2009	1.50% to 2.60%	174,315	9.54 to 8.75	1,623,035	3.48%	18.54% to 17.22%
2008	1.50% to 2.60%	193,493	8.04 to 7.46	1,525,163	1.77%	-41.59% to -42.24%
2007	1.50% to 2.60%	246,507	13.77 to 12.92	3,331,646	1.27%	3.28% to 2.12%
2006	1.50% to 2.60%	310,719	13.33 to 12.65	4,080,190	1.16%	15.23% to 13.95%
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
2010	1.50% to 2.60%	151,328	10.88 to 9.87	1,608,213	0.28%	8.18% to 6.98%
2009	1.50% to 2.60%	204,515	$10.06 to 9.23	2,012,131	0.00%	35.05% to 33.54%
2008	1.50% to 2.60%	224,033	7.45 to 6.91	1,635,999	0.00%	-40.73% to -41.39%
2007	1.50% to 2.60%	261,646	12.57 to 11.79	3,233,536	0.00%	11.9% to 10.64%
2006	1.50% to 2.60%	309,329	11.23 to 10.66	3,426,400	0.00%	-2.13% to -3.22%
(Continued)

128

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2010	0.95% to 2.60%	751,905	$11.01 to $ 15.98	$9,603,846	0.36%	25.39% to 23.30%
2009	0.95% to 2.60%	714,580	8.78 to 12.96	7,535,414	0.68%	41.3% to 38.95%
2008	0.95% to 2.60%	548,109	6.21 to 9.33	4,242,720	0.34%	-37.85% to -37.42%	*
2007	1.50% to 2.60%	301,006	15.88 to 14.9	4,684,007	0.71%	0% to -1.13%
2006	1.50% to 2.60%	386,718	15.88 to 15.07	6,042,234	0.23%	12.49% to 11.24%
VP Income & Growth Fund - Class I (ACVIG)
2010	0.95% to 2.20%	4,808,008	14.35 to 8.86	65,536,631	1.51%	13.06% to 11.64%
2009	0.95% to 2.20%	5,855,561	12.69 to 7.94	70,573,993	4.88%	16.97% to 15.5%
2008	0.95% to 2.65%	7,348,426	10.85 to 6.89	75,486,167	2.14%	-35.21% to -36.4%
2007	0.95% to 2.70%	9,788,983	16.74 to 10.79	154,835,106	2.01%	-1.02% to -2.72%
2006	0.95% to 2.70%	12,795,441	16.92 to 11.09	204,032,784	1.87%	15.98% to 13.98%
VP Income & Growth Fund - Class II (ACVIG2)
2010	1.50% to 2.60%	139,202	11.24 to 10.20	1,507,703	1.25%	12.15% to 10.90%
2009	1.50% to 2.60%	163,644	10.02 to 9.19	1,589,419	4.41%	16.01% to 14.71%
2008	1.50% to 2.60%	192,829	8.64 to 8.01	1,623,634	1.86%	-35.71% to -36.43%
2007	1.50% to 2.60%	265,462	13.44 to 12.61	3,487,820	1.75%	-1.94% to -3.04%
2006	1.50% to 2.60%	300,974	13.7 to 13	4,049,472	1.46%	15.07% to 13.79%
VP Inflation Protection Fund - Class II (ACVIP2)
2010	0.95% to 2.45%	4,962,733	13.08 to 11.63	64,018,130	1.65%	4.12% to 2.54%
2009	0.95% to 2.45%	5,478,989	12.56 to 11.34	68,026,571	1.65%	9.17% to 7.51%
2008	0.95% to 2.60%	5,726,351	11.5 to 10.46	65,214,085	4.90%	-2.52% to -4.15%
2007	0.95% to 2.45%	4,431,444	11.8 to 10.99	51,890,335	4.19%	8.45% to 6.8%
2006	0.95% to 2.45%	4,707,380	10.88 to 10.29	50,948,708	3.29%	0.62% to -0.89%
VP International Fund - Class I (ACVI)
2010	0.95% to 1.75%	131,890	16.29 to 11.83	2,129,207	1.96%	12.22% to 11.31%
2009	0.95% to 1.75%	125,256	14.51 to 10.63	1,802,949	3.52%	32.49% to 31.42%
2008	0.95% to 2.20%	3,336,445	10.95 to 7.73	35,539,884	0.86%	-45.35% to -46.04%
2007	0.95% to 2.20%	4,451,587	20.04 to 14.33	86,714,737	0.74%	16.93% to 15.45%
2006	0.95% to 2.30%	6,064,805	17.14 to 12.55	100,851,481	1.67%	23.84% to 22.26%
VP International Fund - Class III (ACVI3)
2010	1.00% to 1.75%	10,476	14.88 to 13.93	146,144	1.91%	12.16% to 11.31%
2009	1.20% to 1.75%	11,571	13.06 to 12.51	145,033	3.59%	32.16% to 31.42%
2008	0.95% to 2.40%	3,095,336	10.05 to 9.12	30,650,236	0.85%	-45.35% to -46.21%
2007	0.95% to 2.40%	4,069,860	18.39 to 16.95	73,855,522	0.71%	16.93% to 15.31%
2006	0.95% to 2.40%	4,778,927	15.73 to 14.7	74,273,751	1.66%	23.84% to 22.14%
VP Mid Cap Value Fund - Class I (ACVMV1)
2010	0.95% to 2.20%	914,061	12.22 to 11.51	11,085,155	2.17%	18.12% to 16.63%
2009	0.95% to 2.70%	1,084,995	10.34 to 11.51	11,196,510	3.66%	28.71% to 26.35%
2008	0.95% to 2.70%	1,333,554	8.04 to 9.11	10,844,194	0.09%	-25.07% to -26.46%
2007	0.95% to 2.70%	1,184,247	10.72 to 12.39	13,140,130	0.91%	-3.24% to -4.9%
2006	0.95% to 2.10%	710,275	11.08 to 13.16	8,181,606	1.17%	10.83% to 10.02%	*
VP Mid Cap Value Fund - Class II (ACVMV2)
2010	1.25% to 2.25%	38,845	14.40 to 13.59	543,686	2.12%	17.46% to 16.28%
2009	1.25% to 2.25%	35,520	12.26 to 11.69	426,241	3.66%	28.18% to 26.9%
2008	1.25% to 2.25%	32,785	9.56 to 9.21	309,671	0.07%	-25.45% to -26.21%
2007	1.25% to 2.25%	32,641	12.83 to 12.48	416,040	0.83%	-3.65% to -4.63%
2006	1.25% to 2.25%	8,750	13.31 to 13.09	115,621	0.63%	18.73% to 17.53%
VP Ultra(R) Fund - Class I (ACVU1)
2010	1.75%	23,615	10.42	245,986	0.04%	14.05%
2009	1.60% to 1.75%	3,041	9.24 to 9.13	27,971	0.46%	32.33% to 32.13%
2008	0.95% to 2.60%	624,611	7.3 to 6.52	4,484,214	0.00%	-42.04% to -43.05%
2007	0.95% to 2.60%	1,401,693	12.59 to 11.45	17,358,338	0.00%	19.86% to 17.9%
2006	0.95% to 2.60%	1,154,945	10.5 to 9.71	11,969,379	0.00%	-4.19% to -5.79%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50% to 2.60%	143,661	6.95 to 6.45	976,692	0.00%	-42.52% to -43.17%
2007	1.50% to 2.60%	152,411	12.1 to 11.35	1,808,127	0.00%	19.02% to 17.68%
2006	1.50% to 2.60%	188,556	10.16 to 9.64	1,888,473	0.00%	-4.83% to -5.89%
VP Value Fund - Class I (ACVV)
2010	0.95% to 1.30%	117,661	19.10 to 19.69	2,315,963	1.66%	11.49% to 11.87%
2009	0.95% to 2.30%	10,383,543	17 to 13.79	178,152,843	5.83%	18.72% to 16.99%
2008	0.95% to 2.65%	13,651,071	14.32 to 11.37	196,852,924	2.57%	-27.47% to -28.8%
2007	0.95% to 2.65%	18,297,238	19.75 to 15.97	363,738,720	1.77%	-6.04% to -7.62%
2006	0.95% to 2.65%	24,152,492	21.02 to 17.29	511,945,824	1.37%	17.53% to 15.57%
VP Value Fund - Class II (ACVV2)
2009	1.50% to 2.60%	358,036	11.75 to 10.78	4,107,489	5.56%	17.93% to 16.61%
2008	1.50% to 2.60%	431,804	9.96 to 9.24	4,213,977	2.37%	-27.9% to -28.71%
2007	1.50% to 2.60%	539,862	13.82 to 12.97	7,328,653	1.55%	-6.74% to -7.78%
2006	1.50% to 2.60%	597,711	14.82 to 14.06	8,726,674	1.17%	16.69% to 15.39%
(Continued)

129

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95% to 2.20%	889,566	$6.74 to $ 8.38	$6,061,323	0.00%	-49.11% to -49.8%
2007	0.95% to 2.55%	2,287,313	13.24 to 16.54	31,504,187	0.00%	38.44% to 36.31%
2006	0.95% to 1.65%	46,824	9.57 to 9.52	465,527	0.00%	-4.34% to -4.79%	*
VP Vista(SM) Fund -Class II (ACVVS2)
2008	1.25% to 2.25%	32,734	8.52 to 8.21	274,343	0.00%	-49.36% to -49.87%
2007	1.25% to 2.25%	27,543	16.83 to 16.38	460,497	0.00%	37.78% to 36.38%
2006	1.25% to 2.25%	1,368	12.21 to 12.01	16,525	0.00%	7.52% to 6.43%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	0.95% to 2.25%	1,716,152	15.72 to 14.02	26,538,538	0.64%	24.63% to 23.00%
2009	0.95% to 2.25%	2,276,941	12.61 to 11.4	28,341,084	2.39%	23.84% to 22.21%
2008	0.95% to 2.30%	2,956,423	10.18 to 9.3	29,718,594	0.83%	-31.57% to -32.57%
2007	0.95% to 2.30%	2,832,247	14.88 to 13.79	41,592,170	0.42%	-1.6% to -2.91%
2006	0.95% to 2.45%	3,827,015	15.12 to 14.11	57,168,985	0.46%	13.33% to 11.68%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.95% to 2.25%	25,036,633	14.40 to 8.10	344,641,183	1.80%	13.75% to 12.26%
2009	0.95% to 2.40%	29,044,402	12.66 to 8.1	351,401,392	2.06%	25.13% to 23.13%
2008	0.95% to 2.65%	34,537,124	10.12 to 6.41	333,126,530	2.04%	-37.74% to -38.87%
2007	0.95% to 2.65%	44,544,149	16.25 to 10.49	687,316,477	1.71%	4.25% to 2.51%
2006	0.95% to 2.65%	57,892,321	15.59 to 10.23	853,698,329	1.60%	14.4% to 12.49%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2010	0.95% to 2.25%	3,796,404	12.16 to 6.35	44,919,292	0.90%	13.73% to 12.23%
2009	0.95% to 2.25%	4,390,417	10.7 to 5.65	45,732,384	0.98%	32.48% to 30.75%
2008	0.95% to 2.25%	5,103,159	8.07 to 5.36	40,160,422	0.78%	-35.05% to -35.95%
2007	0.95% to 2.70%	6,507,082	12.43 to 8.03	78,657,447	0.56%	6.76% to 4.91%
2006	0.95% to 2.70%	8,426,635	11.64 to 7.66	94,920,399	0.11%	8.17% to 6.29%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2010	1.50% to 2.60%	8,596	10.76 to 9.76	90,116	0.71%	12.83% to 11.57%
2009	1.50% to 2.60%	12,253	9.53 to 8.75	114,013	0.65%	31.44% to 29.97%
2008	1.50% to 2.60%	13,576	7.25 to 6.73	96,608	0.44%	-35.57% to -36.29%
2007	1.50% to 2.60%	18,076	11.26 to 10.56	199,928	0.29%	5.87% to 4.68%
2006	1.50% to 2.60%	21,134	10.63 to 10.09	221,499	0.00%	7.33% to 6.13%
Appreciation Portfolio - Initial Shares (DCAP)
2010	0.95% to 2.25%	3,905,064	16.28 to 9.69	60,048,211	2.21%	14.22% to 12.72%
2009	0.95% to 2.45%	4,306,442	14.25 to 9.1	57,939,394	2.62%	21.39% to 19.44%
2008	0.95% to 2.45%	5,283,363	11.74 to 7.61	58,519,397	2.08%	-30.22% to -31.32%
2007	0.95% to 2.45%	6,500,979	16.82 to 11.09	103,040,409	1.63%	6.11% to 4.56%
2006	0.95% to 2.60%	8,535,184	15.85 to 10.48	127,178,838	1.60%	15.37% to 13.5%
Appreciation Portfolio - Service Shares (DCAPS)
2010	1.50% to 2.60%	139,376	11.99 to 10.87	1,621,785	2.02%	13.32% to 12.06%
2009	1.50% to 2.60%	170,902	10.58 to 9.7	1,765,657	2.67%	20.4% to 19.05%
2008	1.50% to 2.60%	243,047	8.79 to 8.15	2,082,345	1.75%	-30.78% to -31.55%
2007	1.50% to 2.60%	281,395	12.69 to 11.91	3,498,498	1.36%	5.24% to 4.06%
2006	1.50% to 2.60%	328,325	12.06 to 11.44	3,894,443	1.32%	14.47% to 13.2%
Developing Leaders Portfolio - Initial Shares (DSC)
2010	0.95% to 1.55%	8,165	11.69 to 11.06	92,805	0.89%	29.90% to 29.12%
2009	0.95% to 1.55%	17,873	9 to 8.57	157,759	1.58%	24.84% to 24.08%
2008	0.95% to 1.55%	17,445	7.21 to 6.9	123,595	1.08%	-38.19% to -38.56%
2007	0.95% to 1.85%	42,914	11.66 to 9.91	453,757	0.75%	-11.91% to -12.71%
2006	0.95% to 1.85%	41,384	13.24 to 11.35	497,921	0.40%	2.79% to 1.88%
International Value Portfolio - Initial Shares (DVIV)
2010	0.95% to 1.55%	7,345	16.23 to 15.35	117,319	2.26%	3.46% to 2.84%
2009	0.95% to 1.55%	16,864	15.69 to 14.93	257,017	4.12%	29.73% to 28.94%
2008	0.95% to 1.55%	20,031	12.09 to 11.58	235,670	2.72%	-37.92% to -38.29%
2007	0.95% to 1.55%	26,630	19.48 to 18.77	506,713	1.58%	3.16% to 2.53%
2006	0.95% to 1.55%	27,160	18.88 to 18.3	503,070	1.40%	21.44% to 20.7%
Capital Appreciation Fund II - Service Shares (FCA2S)
2010	1.50% to 2.60%	56,848	11.12 to 10.09	607,510	0.72%	11.31% to 10.07%
2009	1.50% to 2.20%	58,283	9.99 to 9.46	565,180	0.71%	11.57% to 10.77%
2008	1.50% to 2.20%	70,121	8.95 to 8.54	612,911	0.02%	-30.72% to -31.22%
2007	1.50% to 2.20%	84,547	12.92 to 12.41	1,070,416	0.57%	7.99% to 7.22%
2006	1.50% to 2.60%	94,849	11.97 to 11.36	1,115,659	0.53%	14.05% to 12.78%
Clover Value Fund II - Service Shares (FALFS)
2009	1.50% to 2.60%	23,209	8.41 to 7.72	187,104	2.34%	12.79% to 11.53%
2008	1.50% to 2.60%	27,949	7.46 to 6.92	201,610	1.41%	-34.95% to -35.68%
2007	1.50% to 2.60%	43,489	11.46 to 10.76	488,122	1.33%	-11.22% to -12.22%
2006	1.50% to 2.60%	49,357	12.91 to 12.25	626,940	1.32%	14.74% to 13.46%
(Continued)

130

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Bond Fund II - Service Shares (FHIBS)
2010	1.50% to 2.60%	154,353	$17.17 to $15.58	$2,568,928	8.79%	12.67% to 11.41%
2009	1.50% to 2.60%	242,434	15.24 to 13.98	3,594,078	10.82%	50.19% to 48.52%
2008	1.50% to 2.60%	273,394	10.15 to 9.41	2,716,350	9.62%	-27.2% to -28.02%
2007	1.50% to 2.60%	339,327	13.94 to 13.08	4,625,870	7.96%	1.63% to 0.49%
2006	1.50% to 2.60%	381,404	13.71 to 13.01	5,132,472	8.12%	8.91% to 7.7%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.95% to 2.20%	312,243	9.93 to 9.48	3,079,972	1.98%	0.32% to -0.94%
2008	0.95% to 2.40%	469,126	9.9 to 9.52	4,620,131	1.76%	-1.81% to -3.24%
2007	0.95% to 1.85%	121,945	10.08 to 9.93	1,223,240	1.48%	-2.43% to -3.32%
2006	0.95% to 2.25%	113,120	10.33 to 10.24	1,166,083	0.00%	3.3% to 2.4%	*
Quality Bond Fund II - Primary Shares (FQB)
2010	0.95% to 2.25%	8,254,166	16.82 to 14.94	135,697,381	5.10%	7.47% to 6.06%
2009	0.95% to 2.30%	10,095,439	15.65 to 13.44	154,419,893	6.54%	19.29% to 17.68%
2008	0.95% to 2.70%	12,428,184	13.12 to 10.98	159,204,010	5.45%	-8.17% to -9.79%
2007	0.95% to 2.70%	16,768,928	14.28 to 12.17	233,498,819	4.90%	4.38% to 2.55%
2006	0.95% to 2.70%	19,923,851	13.69 to 11.87	265,905,915	4.23%	3.17% to 1.36%
Quality Bond Fund II - Service Shares (FQBS)
2010	1.50% to 2.60%	439,803	13.55 to 12.29	5,785,519	4.99%	6.66% to 5.47%
2009	1.50% to 2.60%	538,177	12.7 to 11.65	6,667,702	6.25%	18.35% to 17.03%
2008	1.50% to 2.60%	606,570	10.73 to 9.96	6,380,094	4.98%	-8.94% to -9.96%
2007	1.50% to 2.60%	733,237	11.78 to 11.06	8,484,162	4.67%	3.55% to 2.39%
2006	1.50% to 2.60%	826,174	11.38 to 10.8	9,261,610	3.83%	2.37% to 1.23%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50% to 2.60%	871,508	13.56 to 12.44	11,508,587	1.15%	33.44% to 31.95%
2008	1.50% to 2.60%	983,215	10.16 to 9.43	9,774,545	0.73%	-43.55% to -44.18%
2007	1.50% to 2.60%	1,171,503	18 to 16.89	20,703,707	0.75%	15.53% to 14.24%
2006	1.50% to 2.60%	1,229,048	15.58 to 14.79	18,868,372	0.99%	9.76% to 8.54%
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2010	1.50% to 2.60%	76,877	14.39 to 13.05	1,076,207	0.26%	24.44% to 23.06%
2009	1.50% to 2.60%	107,421	11.56 to 10.61	1,209,103	0.34%	54.8% to 53.07%
2008	1.50% to 2.60%	137,880	7.47 to 6.93	1,006,487	0.48%	-52.02% to -52.56%
2007	1.50% to 2.60%	172,687	15.57 to 14.61	2,634,568	0.63%	3.85% to 2.68%
2006	1.50% to 2.60%	189,220	14.99 to 14.23	2,790,485	0.35%	14.27% to 13%
VIP Fund -Contrafund Portfolio - Service Class (FCS)
2010	0.95% to 1.35%	627,694	21.72 to 20.65	13,355,641	0.09%	15.96% to 15.50%
2009	0.95% to 2.40%	21,380,872	18.73 to 10.26	389,004,147	1.25%	34.38% to 32.41%
2008	0.95% to 2.85%	25,997,531	13.94 to 8.86	351,356,151	0.79%	-43.16% to -44.31%
2007	0.95% to 2.85%	34,126,179	24.52 to 15.91	809,299,371	0.79%	16.39% to 14.21%
2006	0.95% to 2.85%	42,459,981	21.07 to 13.93	863,420,871	1.11%	10.53% to 8.49%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2010	0.95% to 2.20%	2,554,064	10.56 to 9.95	26,870,031	0.36%	18.03% to 16.54%
2009	0.95% to 2.70%	2,882,823	8.95 to 13.58	25,998,693	0.23%	46.17% to 43.18%
2008	0.95% to 2.70%	3,165,031	6.12 to 9.49	20,000,808	0.00%	-54.84% to -55.66%
2007	0.95% to 2.70%	3,230,157	13.56 to 21.39	47,071,865	0.14%	44.25% to 41.81%
2006	0.95% to 2.65%	1,092,891	9.4 to 15.1	11,353,460	1.20%	-6.01% to -7.03%	*
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2010	0.95% to 2.25%	17,468,381	14.79 to 11.04	256,820,879	1.64%	14.00% to 12.50%
2009	0.95% to 2.70%	21,467,817	12.97 to 9.35	276,837,475	2.09%	28.8% to 26.3%
2008	0.95% to 2.70%	26,543,981	10.07 to 7.4	265,365,034	2.08%	-43.25% to -44.34%
2007	0.95% to 2.70%	36,071,966	17.75 to 13.29	634,319,837	1.59%	0.45% to -1.27%
2006	0.95% to 2.65%	45,771,858	17.67 to 13.52	802,115,173	3.09%	18.94% to 16.97%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2010	1.50% to 2.60%	604,329	11.48 to 10.41	6,746,388	1.50%	13.19% to 11.93%
2009	1.50% to 2.60%	766,428	10.14 to 9.3	7,577,401	2.02%	27.94% to 26.51%
2008	1.50% to 2.60%	912,834	7.92 to 7.35	7,081,339	2.06%	-43.67% to -44.3%
2007	1.50% to 2.60%	1,101,407	14.07 to 13.2	15,223,234	1.58%	-0.25% to -1.37%
2006	1.50% to 2.60%	1,257,321	14.1 to 13.38	17,476,446	2.90%	18.14% to 16.82%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2010	0.95% to 1.80%	819,834	11.56 to 11.10	9,395,678	2.07%	11.67% to 10.71%
2009	0.95% to 2.05%	805,897	10.35 to 10.88	8,312,434	3.67%	22.97% to 21.54%
2008	0.95% to 2.05%	949,001	8.41 to 8.96	8,045,675	2.78%	-25.79% to -26.65%
2007	0.95% to 2.05%	717,498	11.34 to 12.21	8,298,619	3.47%	7.61% to 6.46%
2006	0.95% to 2.00%	238,181	10.54 to 11.48	2,662,735	5.69%	5.37% to 4.65%	*
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2010	1.25% to 2.25%	5,528	12.47 to 11.77	65,998	2.04%	11.14% to 10.01%
2009	1.25% to 2.25%	2,327	11.22 to 10.7	25,849	4.06%	22.41% to 21.17%
2008	1.25%	2,431	9.17	22,292	2.65%	-26.10%
2007	1.25%	2,743	12.4	34,024	2.15%	7.06%
(Continued)

131

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2010	0.95% to 2.05%	767,233	$11.11 to $10.54	$8,458,325	2.30%	13.43% to 12.17%
2009	0.95% to 1.95%	660,383	9.79 to 9.43	6,433,356	3.47%	27.55% to 26.27%
2008	0.95% to 2.30%	670,911	7.68 to 8.47	5,207,667	2.64%	-33.35% to -34.31%
2007	0.95% to 2.30%	561,279	11.52 to 12.89	6,595,444	2.99%	9.11% to 7.68%
2006	0.95% to 1.75%	203,073	10.56 to 12.08	2,180,054	2.85%	5.57% to 5.04%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2010	1.25% to 2.25%	12,701	12.55 to 11.84	153,663	1.97%	12.93% to 11.73%
2009	1.25% to 2.25%	13,725	11.11 to 10.6	148,069	4.25%	26.94% to 25.66%
2008	1.25% to 2.25%	8,292	8.75 to 8.43	71,695	2.97%	-33.64% to -34.31%
2007	1.25% to 2.25%	3,382	13.19 to 12.84	43,848	2.13%	8.59% to 7.48%
2006	1.25% to 2.25%	2,852	12.15 to 11.95	34,337	2.38%	10.31% to 9.2%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2010	0.95% to 1.80%	478,176	10.69 to 10.26	5,078,635	2.50%	14.90% to 13.91%
2009	0.95% to 1.80%	357,399	9.3 to 9.01	3,312,351	2.28%	30.16% to 29.04%
2008	0.95% to 2.10%	329,992	7.15 to 8.17	2,371,508	2.23%	-38.67% to -39.43%
2007	0.95% to 2.10%	301,314	11.65 to 13.49	3,625,337	3.07%	10.15% to 8.93%
2006	0.95% to 1.80%	85,992	10.58 to 12.45	948,186	2.81%	5.77% to 5.21%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2010	1.25% to 2.25%	29,732	12.42 to 11.73	363,175	1.74%	14.4% to 13.31%
2009	1.25% to 2.25%	33,564	10.86 to 10.35	359,536	2.04%	29.54% to 28.23%
2008	1.25% to 2.25%	35,261	8.38 to 8.07	292,303	2.44%	-38.95% to -39.57%
2007	1.25% to 2.25%	27,932	13.73 to 13.36	377,140	2.63%	9.68% to 8.57%
2006	1.25% to 2.25%	12,830	12.51 to 12.3	158,537	2.54%	11.52% to 10.39%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2010	0.95% to 1.25%	73,468	10.45 to 9.76	727,853	0.00%	25.90% to 20.23%
2009	0.95% to 2.05%	2,823,689	8.54 to 5.68	23,519,320	0.37%	44.33% to 42.73%
2008	0.95% to 2.20%	3,325,249	5.91 to 3.92	19,201,947	0.30%	-55.49% to -56.05%
2007	0.95% to 2.20%	4,293,709	13.29 to 8.92	55,514,117	0.00%	21.87% to 20.32%
2006	0.95% to 2.35%	5,734,093	10.9 to 7.58	60,614,578	0.64%	4.3% to 2.86%
VIP Fund - Growth Portfolio - Service Class (FGS)
2010	0.95% to 2.20%	13,259,948	14.25 to 8.08	179,671,360	0.17%	22.88% to 21.33%
2009	0.95% to 2.30%	15,488,178	11.6 to 6.92	170,635,502	0.32%	26.93% to 24.94%
2008	0.95% to 2.40%	18,900,121	9.14 to 5.48	163,345,176	0.63%	-47.74% to -48.55%
2007	0.95% to 2.50%	25,956,718	17.48 to 10.55	427,273,711	0.64%	25.66% to 23.77%
2006	0.95% to 2.65%	33,064,556	13.91 to 8.42	428,694,016	0.30%	5.72% to 3.95%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2010	1.50% to 2.60%	266,660	10.71 to 9.72	2,776,071	0.03%	22.01% to 20.64%
2009	1.50% to 2.60%	341,722	8.78 to 8.06	2,922,370	0.19%	26.05% to 24.64%
2008	1.50% to 2.60%	418,764	6.97 to 6.46	2,846,744	0.55%	-48.1% to -48.68%
2007	1.50% to 2.60%	450,197	13.42 to 12.6	5,923,337	0.39%	24.75% to 23.35%
2006	1.50% to 2.60%	544,353	10.76 to 10.21	5,765,569	0.16%	4.98% to 3.81%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2010	0.95% to 2.20%	4,355,171	13.01 to 10.63	57,786,511	7.15%	12.71% to 11.29%
2009	0.95% to 2.45%	5,487,281	11.55 to 10.06	64,565,193	7.36%	42.41% to 40.23%
2008	0.95% to 2.45%	7,073,592	8.11 to 7.18	58,430,449	7.31%	-25.78% to -26.93%
2007	0.95% to 2.55%	10,440,891	10.92 to 9.73	116,457,034	6.02%	1.68% to 0.06%
2006	0.95% to 2.65%	18,673,694	10.74 to 9.65	206,301,456	7.08%	10.12% to 8.27%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2010	0.95% to 2.20%	5,516,431	11.72 to 11.18	64,197,429	9.52%	12.58% to 11.16%
2009	0.95% to 2.45%	4,212,440	10.41 to 9.99	43,660,512	8.36%	42.56% to 40.38%
2008	0.95% to 2.45%	3,359,844	7.3 to 7.11	24,447,258	7.39%	-25.69% to -26.85%
2007	0.95% to 2.45%	3,077,761	9.82 to 9.72	30,185,520	17.46%	-1.77% to -2.77%	*
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010	0.95% to 2.20%	5,555,592	13.23 to 12.01	72,621,963	3.21%	6.66% to 5.31%
2009	0.95% to 2.40%	6,353,808	12.41 to 12.21	78,092,553	8.2%	14.57% to 12.92%
2008	0.95% to 2.25%	4,984,533	10.83 to 10.92	53,716,394	4.23%	-4.26% to -5.51%
2007	0.95% to 2.25%	5,743,749	11.31 to 11.56	65,152,473	3.99%	3.22% to 1.88%
2006	0.95% to 2.40%	5,515,247	10.96 to 11.27	61,260,909	3.59%	3.31% to 1.81%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.95% to 2.20%	4,461,090	11.97 to 11.28	53,007,856	0.29%	27.48% to 25.87%
2009	0.95% to 2.40%	3,928,131	9.39 to 12.1	36,894,241	0.64%	38.69% to 36.5%
2008	0.95% to 2.65%	3,606,217	6.77 to 8.78	24,918,988	0.34%	-40.08% to -41.17%
2007	0.95% to 2.65%	3,720,767	11.3 to 14.92	43,912,299	0.76%	14.38% to 12.48%
2006	0.95% to 2.65%	2,219,901	9.88 to 13.27	23,686,575	0.00%	-1.2% to -2.29%	*
(Continued)

132

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2010	1.50% to 2.60%	352,256	$21.73 to $19.71	$7,431,732	0.10%	26.64% to 25.23%
2009	1.50% to 2.60%	463,361	17.16 to 15.74	7,739,724	0.34%	37.66% to 36.12%
2008	1.50% to 2.60%	562,586	12.46 to 11.56	6,851,029	0.24%	-40.51% to -41.18%
2007	1.50% to 2.60%	688,268	20.95 to 19.66	14,136,936	0.50%	13.6% to 12.32%
2006	1.50% to 2.60%	726,383	18.44 to 17.5	13,188,602	0.18%	10.72% to 9.49%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2010	0.95% to 2.20%	1,404,565	15.25 to 11.07	21,449,069	1.25%	11.92% to 10.51%
2009	0.95% to 2.20%	1,697,629	13.63 to 10.02	23,195,540	1.92%	25.24% to 23.66%
2008	0.95% to 2.20%	2,082,989	10.88 to 8.1	22,758,715	2.28%	-44.4% to -45.1%
2007	0.95% to 2.20%	2,660,164	19.57 to 14.76	52,254,014	3.14%	16.09% to 14.61%
2006	0.95% to 2.20%	3,528,715	16.86 to 12.88	60,072,973	0.82%	16.83% to 15.36%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2010	1.50% to 2.60%	299,579	14.49 to 13.14	4,222,224	1.05%	11.13% to 9.90%
2009	1.50% to 2.60%	421,604	13.03 to 11.96	5,354,781	1.89%	24.31% to 22.92%
2008	1.50% to 2.60%	503,679	10.49 to 9.73	5,159,377	2.09%	-44.79% to -45.41%
2007	1.50% to 2.60%	614,490	18.99 to 17.82	11,430,563	2.99%	15.29% to 14%
2006	1.50% to 2.60%	648,323	16.47 to 15.63	10,502,811	0.74%	16.05% to 14.76%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2010	0.95% to 2.20%	2,367,047	15.40 to 13.79	35,872,048	1.21%	11.94% to 10.53%
2009	0.95% to 2.45%	3,074,483	13.75 to 12.23	41,693,409	1.92%	25.29% to 23.15%
2008	0.95% to 2.45%	3,829,152	10.98 to 9.93	41,459,294	2.16%	-44.41% to -45.32%
2007	0.95% to 2.45%	5,132,023	19.75 to 18.16	100,110,525	3.14%	16.11% to 14.43%
2006	0.95% to 2.65%	6,293,681	17.01 to 15.72	105,827,473	0.86%	16.83% to 14.93%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.95% to 2.05%	1,026,381	15.21 to 13.80	15,377,908	0.39%	25.25% to 23.86%
2009	0.95% to 2.20%	1,328,090	12.14 to 11.01	15,897,453	0.5%	55.9% to 53.93%
2008	0.95% to 2.40%	1,388,196	7.79 to 7.06	10,650,306	0.58%	-51.64% to -52.44%
2007	0.95% to 2.50%	1,995,932	16.1 to 14.75	31,684,564	0.95%	4.59% to 3.02%
2006	0.95% to 2.65%	2,381,904	15.39 to 14.22	36,180,710	0.60%	15.1% to 13.19%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2010	0.95% to 2.20%	4,370,430	11.96 to 11.27	51,734,546	6.48%	11.60% to 10.20%
2009	0.95% to 2.25%	4,609,866	10.72 to 10.2	48,998,095	7.73%	34.31% to 32.46%
2008	0.95% to 2.30%	4,245,169	7.98 to 7.69	33,666,942	5.72%	-30.32% to -31.33%
2007	0.95% to 2.30%	5,243,133	11.45 to 11.2	59,809,002	4.36%	2.77% to 1.41%
2006	0.95% to 2.25%	3,299,693	11.15 to 11.05	36,704,669	0.32%	11.46% to 10.5%	*
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2010	1.25% to 2.25%	55,395	12.67 to 11.21	678,413	1.65%	19.09% to 17.95%
2009	1.25% to 2.25%	63,352	10.64 to 9.5	653,229	1.46%	15.86% to 14.7%
2008	1.25% to 2.25%	74,256	9.18 to 8.28	662,345	1.79%	-28.01% to -28.74%
2007	1.25% to 2.25%	90,221	12.75 to 11.63	1,120,876	2.39%	-3.91% to -4.89%
2006	1.25% to 2.25%	106,400	13.27 to 12.22	1,376,537	1.25%	15.66% to 14.5%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2010	0.95% to 1.95%	2,143,936	10.61 to 10.12	22,914,997	0.79%	27.00% to 25.72%
2009	0.95% to 2.30%	2,007,761	8.36 to 10.2	17,042,279	1.45%	27.93% to 26.01%
2008	0.95% to 2.65%	2,135,224	6.53 to 7.99	14,375,230	1.15%	-33.65% to -34.86%
2007	0.95% to 2.40%	1,615,021	9.84 to 12.35	16,573,648	0.90%	-3.31% to -4.69%
2006	0.95% to 2.25%	1,233,894	10.18 to 12.63	13,300,620	0.11%	1.81% to 14.36%	*
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2010	0.95% to 2.20%	1,121,698	12.72 to 11.99	14,177,454	1.35%	16.40% to 14.93%
2009	0.95% to 2.20%	1,279,742	10.93 to 10.43	14,037,162	2.63%	70.99% to 68.84%
2008	0.95% to 2.15%	746,789	6.39 to 6.19	4,888,874	2.66%	-53.12% to -53.69%
2007	0.95% to 2.30%	1,629,698	13.63 to 19.9	23,911,115	1.70%	27.47% to 25.86%
2006	0.95% to 2.25%	483,848	10.69 to 15.83	5,857,903	0.35%	6.95% to 6.08%	*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2010	1.25%	1,946	15.87	30,887	1.84%	7.03%
2009	1.25%	2,121	14.83	31,449	4.37%	35.33%
2008	1.25%	4,144	10.96	45,418	2.18%	-41.12%
2007	1.25%	5,496	18.61	102,271	1.90%	14.01%
2006	1.25%	6,397	16.32	104,412	1.25%	19.93%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2010	0.95% to 2.20%	798,014	10.72 to 10.10	8,510,162	1.47%	7.38% to 6.02%
2009	0.95% to 2.25%	1,082,482	9.98 to 11.67	10,823,879	3.4%	35.89% to 33.94%
2008	0.95% to 2.20%	1,248,884	7.35 to 8.73	9,345,898	2.65%	-40.96% to -41.76%
2007	0.95% to 2.20%	1,094,763	12.44 to 14.99	14,104,423	2.37%	14.34% to 12.98%
2006	0.95% to 2.10%	505,381	10.88 to 13.29	5,780,587	0.39%	8.83% to 8.05%	*
(Continued)

133

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2010	0.95% to 2.20%	3,633,038	$16.14 to $15.21	$58,145,726	1.36%	13.29% to 11.86%
2009	0.95% to 2.70%	3,437,497	14.25 to 13.76	48,665,063	13.65%	17.56% to 15.54%
2008	0.95% to 2.70%	3,465,329	12.12 to 11.91	41,907,618	3.91%	5.2% to 3.38%
2007	0.95% to 2.70%	2,850,554	11.52	32,899,638	2.47%	9.97% to 8.07%
2006	0.95% to 2.30%	1,106,336	10.47 to 10.73	11,740,492	0.98%	4.74% to 3.82%	*
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.95% to 2.20%	478,144	9.32 to 9.01	4,419,657	2.32%	9.21% to 7.83%
2009	0.95% to 2.40%	392,225	8.53 to 8.31	3,326,554	4.2%	29.01% to 26.98%
2008	0.95% to 2.40%	152,212	6.61 to 6.54	1,004,818	5.09%	-33.86% to -34.56%	*
Guardian Portfolio - I Class Shares (AMGP)
2010	1.60% to 1.75%	16,109	17.42 to 11.73	199,575	0.32%	17.11% to 16.93%
2009	1.6% to 1.75%	24,926	14.87 to 10.03	282,823	0.01%	27.61% to 27.42%
2008	0.95% to 2.65%	3,174,895	13.25 to 7.86	38,909,878	0.51%	-37.84% to -38.97%
2007	0.95% to 2.30%	4,032,425	21.32 to 13.29	80,055,450	0.26%	6.36% to 4.97%
2006	0.95% to 2.30%	5,156,402	20.04 to 12.66	95,524,513	0.63%	12.3% to 10.83%
International Portfolio - S Class Shares (AMINS)
2008	0.95% to 2.20%	266,109	5.63 to 7.39	1,559,540	0.00%	-46.95% to -47.7%
2007	0.95% to 2.40%	1,121,173	10.61 to 14.06	12,875,434	2.30%	2.23% to 0.79%
2006	0.95% to 2.40%	506,394	10.38 to 13.95	5,724,548	0.37%	3.83% to 2.87%	*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2010	0.95% to 1.75%	25,562	25.01 to 14.18	418,065	0.00%	27.87% to 26.84%
2009	1.60% to 1.75%	27,121	15.84 to 11.18	349,144	0.00%	29.49% to 29.3%
2008	0.95% to 2.30%	4,899,483	15 to 8.04	66,348,641	0.00%	-43.91% to -44.73%
2007	0.95% to 2.35%	6,698,477	26.75 to 14.48	160,332,215	0.00%	21.36% to 19.74%
2006	0.95% to 2.65%	8,624,822	22.04 to 11.8	167,202,644	0.00%	13.61% to 11.74%
Partners Portfolio - I Class Shares (AMTP)
2010	1.10% to 1.75%	4,601	16.56 to 11.62	62,147	0.77%	14.39% to 13.64%
2009	1.60% to 1.75%	49,029	13.67 to 10.23	508,356	0.04%	53.58% to 53.34%
2008	0.95% to 2.40%	5,238,503	8.4 to 6.9	45,631,990	0.46%	-52.85% to -53.6%
2007	0.95% to 2.65%	7,015,661	17.81 to 14.54	129,223,624	0.60%	8.29% to 6.48%
2006	0.95% to 2.65%	9,274,134	16.45 to 13.66	158,663,346	0.69%	11.18% to 9.33%
Regency Portfolio - S Class Shares (AMRS)
2010	1.25%	331	12.35	4,090	0.02%	24.44%
2009	1.25%	422	9.93	4,191	0.00%	44.33%
2008	0.95% to 2.15%	408,423	5.58 to 6.65	2,329,001	0.85%	-46.46% to -47.19%
2007	0.95% to 2.15%	536,697	10.42 to 12.6	5,708,166	0.46%	2.07% to 0.87%
2006	0.95% to 2.05%	461,292	10.2 to 12.51	4,821,327	0.66%	2.04% to 1.31%	*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2010	0.95% to 2.60%	185,434	8.39 to 10.69	1,711,120	0.00%	18.48% to 16.50%
2009	0.95% to 2.60%	189,090	7.08 to 9.17	1,482,626	0.00%	21.59% to 19.56%
2008	0.95% to 2.60%	150,345	5.82 to 7.67	1,041,006	0.00%	-40.05% to -41.05%
2007	0.95% to 2.60%	138,132	9.71 to 13.01	1,705,972	0.00%	-0.45% to -2.11%
2006	0.95% to 2.60%	118,814	9.76 to 13.29	1,557,992	0.00%	-2.44% to 2.52%	*
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	0.95% to 2.45%	717,855	13.66 to 12.34	9,712,445	0.03%	21.69% to 19.85%
2009	0.95% to 2.45%	315,329	11.22 to 10.29	3,523,342	2.09%	30.18% to 28.21%
2008	0.95% to 2.45%	389,079	8.62 to 8.03	3,377,675	1.01%	-40.02% to -40.93%
2007	0.95% to 2.20%	1,195,809	14.37 to 16.56	17,666,241	0.11%	6.59% to 5.3%
2006	0.95% to 2.20%	801,737	13.48 to 15.73	11,396,044	0.13%	12.63% to 11.26%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50% to 2.60%	366,282	9.9 to 9.09	3,549,018	0.01%	41.99% to 40.41%
2008	1.50% to 2.60%	441,461	6.98 to 6.47	3,022,639	0.00%	-46.48% to -47.08%
2007	1.50% to 2.60%	515,617	13.03 to 12.23	6,607,818	0.01%	12.14% to 10.88%
2006	1.50% to 2.60%	561,578	11.62 to 11.03	6,433,761	0.20%	6.07% to 4.89%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.95% to 1.35%	209,242	15.20 to 15.87	3,373,897	0.20%	8.42% to 7.89%
2009	0.95% to 2.45%	10,161,530	14.02 to 9.58	144,577,862	0.33%	43.15% to 40.77%
2008	0.95% to 2.65%	12,747,789	9.8 to 6.67	126,536,235	0.15%	-46.04% to -47.02%
2007	0.95% to 2.70%	17,017,191	18.15 to 12.53	312,810,367	0.24%	13.06% to 11.12%
2006	0.95% to 2.70%	21,906,532	16.06 to 11.27	357,036,397	0.39%	6.93% to 5.08%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.95% to 2.60%	4,418,360	22.05 to 19.38	95,853,925	1.49%	14.87% to 12.96%
2009	0.95% to 2.60%	5,462,572	19.19 to 17.16	103,265,246	2.26%	38.37% to 36.06%
2008	0.95% to 2.65%	6,681,809	13.87 to 12.6	91,407,219	1.60%	-40.76% to -41.86%
2007	0.95% to 2.65%	8,674,031	23.41 to 21.68	200,680,424	1.42%	5.32% to 3.57%
2006	0.95% to 2.65%	10,676,504	22.23 to 20.93	234,998,177	1.03%	16.57% to 14.67%
(Continued)

134

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2010	0.95% to 2.40%	4,726,587	$14.03 to $11.99	$64,970,455	1.50%	14.86% to 13.18%
2009	0.95% to 2.40%	5,899,391	12.22 to 10.59	70,940,440	2.32%	38.44% to 36.42%
2008	0.95% to 2.85%	7,350,485	8.82 to 11.65	65,562,649	1.66%	-40.76% to -41.97%
2007	0.95% to 2.85%	9,761,653	14.89 to 20.08	153,056,196	1.43%	5.3% to 3.34%
2006	0.95% to 2.85%	11,724,356	14.14 to 19.43	180,011,728	1.05%	16.58% to 14.43%
Global Securities Fund/VA - Service Class (OVGSS)
2010	1.50% to 2.60%	171,295	15.82 to 14.35	2,629,627	1.32%	13.97% to 12.70%
2009	1.50% to 2.60%	234,040	13.88 to 12.73	3,160,699	2.01%	37.26% to 35.73%
2008	1.50% to 2.60%	299,786	10.11 to 9.38	2,960,179	1.33%	-41.23% to -41.89%
2007	1.50% to 2.60%	370,311	17.2 to 16.14	6,237,525	1.22%	4.48% to 3.31%
2006	1.50% to 2.60%	416,735	16.47 to 15.63	6,740,600	0.85%	15.61% to 14.32%
High Income Fund/VA - Class 3 (OVHI3)
2010	0.95% to 2.20%	995,159	2.86 to 2.73	2,832,621	5.69%	13.60% to 12.16%
2009	0.95% to 2.20%	859,349	2.52 to 2.44	2,158,516	0.00%	25.55% to 23.96%
2008	0.95% to 2.20%	160,909	2.01 to 1.96	322,010	5.25%	-79.09% to -79.36%
2007	0.95% to 2.25%	182,957	9.6 to 9.52	1,752,944	0.00%	-4% to -4.85%	*
High Income Fund/VA - Non-Service Shares (OVHI)
2010	0.95% to 1.55%	40,971	3.11 to 3.02	126,029	6.16%	13.72% to 13.03%
2009	0.95% to 1.65%	45,401	2.73 to 2.79	123,551	0.00%	24.13% to 21.8%
2008	0.95% to 1.70%	58,162	2.2 to 2.29	128,455	8.37%	-78.88% to -79.1%
2007	0.95% to 2.25%	128,274	10.43 to 10.79	1,349,911	9.65%	-1.06% to -2.33%
2006	0.95% to 2.30%	225,947	10.54 to 11.04	2,407,087	0.00%	5.41% to 4.47%	*
High Income Fund/VA - Service Class (OVHIS)
2010	1.25%	7,510	3.52	26,420	5.98%	13.12%
2009	1.25%	8,314	3.11	25,880	0.00%	24.38%
2008	1.25%	9,322	2.5	23,306	7.46%	-78.84%
2007	1.25%	10,820	11.83	127,992	10.61%	-1.72%
2006	1.25%	11,906	12.04	143,303	8.95%	7.86%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	0.95% to 2.25%	8,884,716	12.44 to 8.43	115,518,627	1.15%	15.01% to 13.50%
2009	0.95% to 2.30%	10,897,405	10.81 to 8.75	123,287,525	1.97%	27.07% to 25.17%
2008	0.95% to 2.65%	13,429,592	8.51 to 6.75	119,566,222	1.61%	-39.06% to -40.17%
2007	0.95% to 2.65%	18,473,644	13.96 to 11.28	270,387,331	1.08%	3.43% to 1.7%
2006	0.95% to 2.65%	23,057,427	13.5 to 11.09	329,617,768	1.16%	13.94% to 12.04%
Main Street Fund(R)/VA - Service Class (OVGIS)
2010	1.50% to 2.60%	277,137	11.31 to 10.26	3,062,481	0.95%	14.09% to 12.82%
2009	1.50% to 2.60%	334,673	9.91 to 9.1	3,245,291	1.66%	26.07% to 24.67%
2008	1.50% to 2.60%	391,338	7.86 to 7.3	3,018,113	1.37%	-39.55% to -40.22%
2007	1.50% to 2.60%	664,432	13.01 to 12.21	8,506,714	0.86%	2.58% to 1.43%
2006	1.50% to 2.60%	714,818	12.68 to 12.03	8,944,319	0.98%	13.04% to 11.78%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2010	0.95% to 1.85%	930,790	10.04 to 9.62	9,283,938	0.57%	22.23% to 21.13%
2009	0.95% to 2.00%	1,073,093	8.21 to 10.63	8,820,680	0.86%	35.89% to 34.28%
2008	0.95% to 2.20%	954,905	6.04 to 7.85	5,836,724	0.51%	-38.42% to -39.28%
2007	0.95% to 2.20%	1,108,657	9.82 to 12.94	11,355,895	0.31%	-2.15% to -3.35%
2006	0.95% to 2.25%	660,025	10.03 to 9.94	7,089,285	0.00%	0.31% to -0.56%	*
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2010	1.25%	13,564	14.57	197,565	0.42%	21.48%
2009	1.25%	14,582	11.99	174,782	0.65%	35.17%
2008	1.25%	15,897	8.87	141,006	0.26%	-38.78%
2007	1.25%	13,112	14.48	189,918	0.17%	-2.63%
2006	1.25%	14,220	14.88	211,533	0.02%	13.23%
MidCap Fund/VA - Non-Service Shares (OVAG)
2010	0.95% to 2.25%	5,038,472	12.19 to 4.79	66,253,324	0.00%	26.26% to 24.60%
2009	0.95% to 2.25%	5,642,712	9.65 to 3.85	58,874,182	0.00%	31.35% to 29.62%
2008	0.95% to 2.30%	6,695,313	7.35 to 2.95	53,173,243	0.00%	-49.55% to -50.24%
2007	0.95% to 2.70%	8,636,413	14.57 to 11.51	135,797,826	0.00%	5.32% to 3.48%
2006	0.95% to 2.70%	11,328,404	13.83 to 11.12	171,399,480	0.00%	1.98% to 0.23%
Strategic Bond Fund/VA - Service Class (OVSBS)
2010	1.50% to 2.60%	284,422	16.18 to 14.68	4,488,006	8.09%	13.05% to 11.79%
2009	1.50% to 2.60%	325,335	14.31 to 13.13	4,558,458	0.24%	16.63% to 15.33%
2008	1.50% to 2.60%	346,353	12.27 to 11.39	4,170,962	5.23%	-15.77% to -16.71%
2007	1.50% to 2.60%	452,665	14.57 to 13.67	6,489,866	3.32%	7.9% to 6.69%
2006	1.50% to 2.60%	418,884	13.5 to 12.81	5,583,752	3.61%	5.63% to 4.45%
(Continued)

135

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Real Return Portfolio - Administrative Class (PMVRRA)
2010	0.95% to 1.30%	66,930	$12.87 to $12.66	$855,103	1.43%	6.91% to 6.53%
2009	0.95% to 1.30%	65,525	12.02 to 11.87	782,688	3.12%	17.27% to 16.95%
2008	0.95% to 1.30%	66,141	10.25 to 10.15	675,187	3.63%	-7.91% to -8.31%
2007	0.95% to 1.30%	25,083	11.13 to 11.07	278,591	5.95%	9.66% to 9.28%
2006	0.95% to 1.30%	74,407	10.15 to 10.13	755,146	3.97%	1.5% to 1.3%	*
Series D (Global Series) (SBLD)
2010	1.10% to 1.30%	23,376	10.32 to 10.23	240,880	0.00%	14.23% to 14.01%
2009	1.10% to 1.30%	23,481	9.02 to 8.96	211,619	0.00%	17.91% to 18.21%
2008	0.95% to 1.30%	21,833	7.65 to 7.58	166,288	0.00%	-33.80% to -39.17%
2007	1.10% to 1.30%	15,283	12.5 to 12.46	190,962	0.00%	7.67% to 7.32%
2006	1.10% to 1.15%	10,257	11.61	119,083	0.00%	16.1%	*
Series J (Mid Cap Growth Series) (SBLJ)
2010	0.95% to 1.30%	16,355	9.53 to 9.37	154,677	0.00%	22.83% to 22.37%
2009	0.95% to 1.30%	14,777	7.74 to 7.65	113,801	0.00%	42.54% to 42.19%
2008	0.95% to 1.30%	11,088	5.43 to 5.38	59,995	0.00%	-40.54% to -40.75%
2007	0.95% to 1.30%	6,602	9.13 to 9.08	60,149	0.00%	-11.36% to -11.67%
2006	0.95% to 1.20%	5,632	10.3 to 10.28	57,954	0.00%	3% to 2.8%	*
Series N (Managed Asset Allocation Series) (SBLN)
2010	0.95% to 1.30%	12,170	11.37 to 11.19	137,282	0.00%	9.35% to 8.97%
2009	0.95% to 1.25%	14,169	10.38 to 10.27	146,319	0.00%	24.46% to 24.03%
2008	0.95% to 1.25%	12,844	8.34 to 8.28	106,763	0.00%	-27.92% to -28.06%
2007	0.95% to 1.25%	10,932	11.57 to 11.51	126,202	0.00%	5.09% to 4.64%
2006	1.10% to 1.25%	5,872	11.01 to 11	64,646	0.00%	10.1% to 10%	*
Series O (All Cap Value Series) (SBLO)
2010	0.95% to 1.30%	98,721	10.75 to 10.58	1,054,397	0.00%	15.33% to 14.94%
2009	0.95% to 1.30%	75,841	9.31 to 9.19	702,539	0.00%	31.87% to 31.29%
2008	0.95% to 1.30%	117,337	7.06 to 7	826,269	0.00%	-39.03% to -39.24%
2007	0.95% to 1.30%	25,150	11.58 to 11.52	290,548	0.00%	1.85% to 1.41%
2006	0.95% to 1.15%	13,985	11.37 to 11.36	158,900	0.00%	13.7% to 13.6%	*
Series P (High Yield Series) (SBLP)
2010	0.95% to 1.30%	29,311	14.54 to 14.31	423,441	0.00%	14.18% to 13.78%
2009	0.95% to 1.30%	35,166	12.72 to 12.56	445,532	0.00%	71.2% to 70.42%
2008	0.95% to 1.30%	17,473	7.43 to 7.37	129,324	0.00%	-30.69% to -30.86%
2007	0.95% to 1.30%	40,974	10.72 to 10.66	438,344	0.00%	1.13% to 0.76%
2006	0.95% to 1.30%	57,506	10.6 to 10.58	609,242	0.00%	6% to 5.8%	*
Series Q (Small Cap Value Series) (SBLQ)
2010	0.95% to 1.30%	82,673	13.35 to 13.14	1,095,848	0.00%	20.56% to 20.14%
2009	0.95% to 1.30%	63,451	11.06 to 10.92	697,437	0.00%	54.47% to 53.8%
2008	0.95% to 1.30%	64,592	7.16 to 7.1	460,344	0.00%	-39.17% to -39.37%
2007	0.95% to 1.30%	52,222	11.77 to 11.71	612,804	0.00%	9.29% to 8.83%
2006	1.10% to 1.20%	17,623	10.77 to 10.76	189,748	0.00%	7.7% to 7.6%	*
Series V (Mid Cap Value Series) (SBLV)
2010	0.95% to 1.30%	189,899	12.77 to 12.57	2,406,943	0.00%	16.51% to 16.11%
2009	0.95% to 1.30%	185,377	10.95 to 10.81	2,018,141	0.00%	42.58% to 42.05%
2008	0.95% to 1.30%	173,469	7.68 to 7.61	1,327,038	0.00%	-29.15% to -29.41%
2007	0.95% to 1.30%	128,838	10.84 to 10.78	1,392,964	0.00%	0.93% to 0.56%
2006	0.95% to 1.25%	48,041	10.74 to 10.72	515,556	0.00%	7.4% to 7.2%	*
Series X (Small Cap Growth Series) (SBLX)
2010	0.95% to 1.15%	12,090	9.74 to 9.65	117,162	0.00%	28.68% to 28.41%
2009	0.95% to 1.15%	6,371	7.56 to 7.51	47,929	0.00%	33.81% to 33.63%
2008	0.95% to 1.15%	4,010	5.65 to 5.62	22,552	0.00%	-47.59% to -47.82%
2007	1.10% to 1.15%	145	10.78 to 10.77	1,561	0.00%	4.46% to 4.36%
2006	1.10% to 1.15%	81	10.32	836	0.00%	3.2%	*
Series Y (Select 25 Series) (SBLY)
2010	1.10% to 1.25%	2,191	9.52 to 9.45	20,806	0.00%	15.20% to 15.02%
2009	1.10% to 1.25%	3,045	8.25 to 8.2	25,093	0.00%	31.79% to 31.62%
2008	1.10% to 1.25%	2,318	6.26 to 6.23	14,497	0.00%	-37.77% to -37.89%
2007	1.10% to 1.25%	545	10.06 to 10.03	5,466	0.00%	-7.2% to -7.39%
2006	1.10% to 1.25%	1,127	10.84 to 10.83	12,212	0.00%	8.4% to 8.3%	*
Total Return Portfolio - Administrative Class (PMVTRA)
2010	0.95% to 1.30%	209,787	14.01 to 13.79	2,920,948	2.41%	6.92% to 6.54%
2009	0.95% to 1.30%	188,936	13.08 to 12.92	2,460,265	5.11%	12.95% to 12.64%
2008	0.95% to 1.30%	153,732	11.58 to 11.47	1,774,326	4.48%	3.86% to 3.43%
2007	0.95% to 1.30%	33,848	11.15 to 11.09	376,864	5.60%	7.73% to 7.15%
2006	0.95% to 1.10%	21,396	10.35	221,448	3.67%	3.5%	*
(Continued)

136

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2010	1.25%	1,028	$11.31	$11,629	1.57%	12.90%
2009	1.25%	1,111	10.02	11,122	2.6%	28.19%
2008	1.25%	1,634	7.81	12,762	2.03%	-39.46%
2007	1.25%	2,177	12.91	28,097	1.24%	-7.22%
2006	1.25%	2,742	13.91	38,143	1.39%	14.47%
Capital Growth Portfolio - Class II (ACEG2)
2010	1.50% to 2.60%	138,423	11.34 to 10.29	1,517,174	0.00%	17.77% to 16.46%
2009	1.50% to 2.60%	181,324	9.63 to 8.83	1,694,443	0.00%	63.16% to 61.34%
2008	1.50% to 2.50%	207,406	5.9 to 5.51	1,194,326	0.19%	-49.88% to -50.39%
2007	1.50% to 2.50%	215,311	11.77 to 11.11	2,481,515	0.00%	14.88% to 13.71%
2006	1.50% to 2.60%	254,837	10.25 to 9.72	2,564,525	0.00%	1.09% to -0.04%
Comstock Portfolio - Class II (ACC2)
2010	1.50% to 2.60%	647,015	12.32 to 11.18	7,741,763	0.14%	13.96% to 12.69%
2009	1.50% to 2.60%	821,709	10.81 to 9.92	8,659,295	4.31%	26.48% to 25.07%
2008	1.50% to 2.60%	1,011,292	8.55 to 7.93	8,446,011	2.42%	-36.77% to -37.47%
2007	1.50% to 2.60%	1,281,115	13.52 to 12.68	16,966,951	1.68%	-3.8% to -4.88%
2006	1.50% to 2.60%	1,437,197	14.05 to 13.33	19,854,900	1.25%	14.31% to 13.04%
Diversified Stock Fund Class A Shares (VYDS)
2010	0.95% to 1.70%	383,725	12.35 to 11.26	4,624,290	0.72%	11.28% to 10.44%
2009	0.95% to 2.05%	510,692	11.1 to 9.81	5,537,239	0.82%	25.85% to 24.28%
2008	0.95% to 2.05%	691,105	8.82 to 7.89	5,917,748	0.73%	-38.46% to -39.19%
2007	0.95% to 2.15%	975,201	14.33 to 12.87	13,517,054	0.67%	8.9% to 7.64%
2006	0.95% to 2.15%	1,255,579	13.16 to 11.96	15,902,096	0.32%	12.6% to 11.3%
Micro-Cap Portfolio - Investment Class (ROCMC)
2010	0.95% to 1.30%	83,270	12.84 to 12.63	1,061,105	2.04%	28.54% to 28.07%
2009	0.95% to 1.30%	78,868	9.97 to 9.85	781,980	0.00%	56.51% to 56.1%
2008	0.95% to 1.30%	68,775	6.37 to 6.31	436,495	3.32%	-43.83% to -44.06%
2007	0.95% to 1.30%	41,378	11.34 to 11.28	467,888	2.31%	3% to 2.64%
2006	0.95% to 1.20%	11,724	11.01 to 10.99	128,982	0.31%	10.1% to 9.9%	*
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95% to 1.95%	754,802	9.4 to 10.45	7,071,421	0.00%	40.44% to 38.86%
2008	0.95% to 2.20%	1,679,454	6.69 to 7.45	11,323,627	0.10%	-43.2% to -43.97%
2007	0.95% to 2.20%	1,844,368	11.78 to 13.3	22,155,421	0.10%	11.41% to 10.07%
2006	0.95% to 2.20%	1,416,705	10.58 to 12.09	15,312,049	0.38%	5.76% to 4.89%	*
Equity Income Portfolio - II (TREI2)
2009	0.95% to 2.05%	1,708,614	8.81 to 8.46	15,026,299	1.55%	24.06% to 22.68%
2008	0.95% to 2.65%	1,993,851	7.1 to 7.62	14,377,376	2.16%	-36.87% to -38.03%
2007	0.95% to 2.65%	1,986,743	11.25 to 12.29	22,946,653	1.71%	2.05% to 0.35%
2006	0.95% to 2.25%	1,364,550	11.02 to 12.34	15,774,454	1.36%	10.24% to 9.31%	*
Health Sciences Portfolio - II (TRHS2)
2010	0.95% to 1.95%	129,181	10.57 to 10.50	1,363,675	0.00%	5.69% to 4.98%	*
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%	1,107	11.37	12,587	3.22%	6.01%
2008	0.95% to 2.65%	1,526,688	10.75 to 10.18	16,328,229	3.76%	0.34% to -1.36%
2007	0.95% to 2.05%	597,947	10.71 to 10.51	6,383,646	4.21%	4.22% to 3.06%
2006	0.95% to 1.85%	278,165	10.28 to 10.22	2,857,789	3.45%	2.77% to 2.15%	*
Worldwide Insurance Trust -Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2010	0.95% to 2.05%	823,233	28.85 to 26.78	23,512,591	0.67%	25.66% to 24.27%
2009	0.95% to 2.05%	1,015,118	22.96 to 21.55	23,100,080	0.13%	111.37% to 109.03%
2008	0.95% to 2.15%	785,222	10.86 to 10.28	8,463,673	0.00%	-65.09% to -65.59%
2007	0.95% to 2.65%	1,458,468	31.11 to 29.32	45,060,130	0.44%	36.25% to 34.09%
2006	0.95% to 2.40%	1,627,022	22.83 to 22.02	36,935,001	0.61%	38.21% to 36.37%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2010	0.95% to 2.20%	581,474	26.67 to 31.59	19,607,103	0.62%	25.64% to 24.05%
2009	0.95% to 2.20%	712,637	21.23 to 25.47	18,859,632	0.17%	111.15% to 108.49%
2008	0.95% to 2.20%	857,455	10.05 to 12.21	10,692,912	0.00%	-65.12% to -65.56%
2007	0.95% to 2.20%	1,160,958	28.82 to 35.46	42,349,252	0.47%	36.3% to 34.57%
2006	0.95% to 2.30%	1,535,950	21.14 to 34.65	43,798,341	0.64%	38.17% to 36.47%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2010	0.95% to 2.25%	1,361,957	35.59 to 32.59	47,937,236	0.35%	28.03% to 26.35%
2009	0.95% to 2.25%	1,314,117	27.79 to 25.79	36,210,549	0.25%	56.12% to 54.07%
2008	0.95% to 2.65%	1,269,810	17.8 to 16.49	22,418,503	0.37%	-46.61% to -47.54%
2007	0.95% to 2.65%	1,841,149	33.35 to 31.43	60,950,614	0.11%	43.94% to 41.61%
2006	0.95% to 2.65%	1,987,076	23.17 to 22.19	45,765,443	0.08%	23.36% to 21.42%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2010	0.95% to 2.20%	412,231	34.78 to 40.90	16,848,636	0.37%	28.01% to 26.40%
2009	0.95% to 2.20%	473,719	27.17 to 32.36	14,993,036	0.27%	56.04% to 54.07%
2008	0.95% to 2.20%	540,162	17.41 to 21.01	11,028,030	0.32%	-46.64% to -47.31%
2007	0.95% to 2.20%	800,293	32.63 to 39.87	30,418,032	0.13%	43.97% to 42.14%
2006	0.95% to 2.30%	1,061,403	22.66 to 32.53	29,115,074	0.07%	23.31% to 21.81%
(Continued)

137

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	0.95% to 2.25%	10,423,052	$24.05 to $20.65	$245,715,762	1.10%	7.64% to 6.23%
2009	0.95% to 2.45%	12,278,354	22.34 to 19.55	268,795,979	0.37%	23.86% to 21.91%
2008	0.95% to 2.45%	12,909,693	18.04 to 16.04	228,047,915	0.40%	-26.5% to -27.59%
2007	0.95% to 2.50%	14,390,538	24.54 to 21.65	344,690,429	0.64%	42.74% to 40.61%
2006	0.95% to 2.50%	14,439,370	17.19 to 15.39	243,077,277	0.37%	19.01% to 17.28%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2010	0.95% to 2.25%	4,034,607	14.47 to 12.47	57,336,407	1.99%	16.00% to 14.48%
2009	0.95% to 2.25%	4,701,582	12.47 to 11.09	57,583,672	2.05%	12.15% to 10.61%
2008	0.95% to 2.25%	5,696,020	11.12 to 10.03	62,182,738	0.09%	-21.75% to -22.79%
2007	0.95% to 2.40%	7,103,270	14.21 to 12.85	98,563,321	1.35%	12.58% to 10.98%
2006	0.95% to 2.40%	7,857,473	12.62 to 11.58	97,168,074	1.35%	10.16% to 8.59%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2010	0.95% to 2.25%	7,474,683	15.04 to 12.77	110,313,533	3.89%	5.03% to 3.65%
2009	0.95% to 2.45%	7,877,501	14.32 to 12.51	110,602,955	3.8%	6.15% to 4.56%
2008	0.95% to 2.45%	8,981,987	13.49 to 11.97	118,793,718	0.09%	-0.64% to -2.13%
2007	0.95% to 2.45%	9,744,380	13.57 to 12.23	129,124,805	4.27%	4.66% to 3.09%
2006	0.95% to 2.45%	7,144,826	12.97 to 11.86	90,803,031	4.28%	3.26% to 1.71%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2010	0.95% to 2.25%	11,988,244	11.32 to 9.95	133,346,578	1.01%	19.75% to 18.18%
2009	0.95% to 2.45%	14,723,373	9.45 to 8.24	136,658,228	1.03%	22.84% to 20.83%
2008	0.95% to 2.45%	18,240,906	7.7 to 6.82	137,697,882	0.16%	-35.39% to -36.41%
2007	0.95% to 2.50%	22,343,431	11.91 to 10.73	259,445,543	0.60%	12.94% to 11.23%
2006	0.95% to 2.50%	25,267,360	10.55 to 9.65	260,652,329	0.86%	15.88% to 14.14%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2010	0.95% to 2.05%	1,654,847	13.85 to 12.86	22,638,229	1.15%	15.27% to 14.06%
2009	0.95% to 2.10%	1,974,176	12.01 to 11.16	23,409,402	1%	16.76% to 15.24%
2008	0.95% to 2.25%	2,406,092	10.29 to 9.61	24,430,897	0.07%	-36.52% to -37.4%
2007	0.95% to 2.30%	2,699,802	16.21 to 15.31	43,121,810	0.96%	15.6% to 14.09%
2006	0.95% to 2.25%	2,287,217	14.02 to 13.44	31,707,103	1.55%	14.82% to 13.39%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2010	0.95% to 2.25%	1,023,074	12.44 to 11.70	12,619,383	0.28%	20.80% to 19.21%
2009	0.95% to 2.25%	1,063,778	10.3 to 9.81	10,865,760	0.00%	39.15% to 37.32%
2008	0.95% to 2.25%	1,046,875	7.4 to 7.14	7,688,769	0.10%	-46.66% to -47.36%
2007	0.95% to 2.25%	794,716	13.88 to 13.57	10,956,096	0.50%	49.85% to 47.88%
2006	0.95% to 2.25%	225,125	9.26 to 9.18	2,079,139	1.04%	-7.4% to -8.21%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2010	0.95% to 2.25%	2,580,151	16.53 to 15.35	42,109,755	0.00%	15.95% to 14.43%
2009	0.95% to 2.40%	3,338,506	14.25 to 13.3	46,986,034	0.00%	71.99% to 68.97%
2008	0.95% to 2.40%	3,038,959	8.29 to 7.87	24,913,336	1.23%	-61.83% to -62.43%
2007	0.95% to 2.50%	3,287,167	21.71 to 20.89	70,684,121	0.03%	42.13% to 40.04%
2006	0.95% to 2.50%	2,887,238	15.27 to 14.92	43,840,312	0.43%	24.3% to 22.51%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2010	0.95% to 2.25%	13,537,586	10.57 to 9.50	140,392,124	0.65%	11.51% to 10.05%
2009	0.95% to 2.40%	16,771,104	9.48 to 8.3	155,856,008	0.39%	25.87% to 23.89%
2008	0.95% to 2.40%	20,570,540	7.53 to 6.7	151,814,844	0.00%	-36.88% to -37.83%
2007	0.95% to 2.50%	25,148,472	11.93 to 10.98	292,538,227	0.00%	24.61% to 22.72%
2006	0.95% to 2.50%	28,866,345	9.57 to 8.95	270,352,480	0.00%	4.04% to 2.46%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2010	0.95% to 2.25%	4,324,579	19.90 to 17.29	84,584,599	7.82%	13.77% to 12.28%
2009	0.95% to 2.45%	4,948,846	17.49 to 15.29	84,994,354	8.96%	45.03% to 42.85%
2008	0.95% to 2.45%	4,801,530	12.06 to 10.7	56,854,592	0.61%	-22.56% to -23.76%
2007	0.95% to 2.50%	5,514,524	15.57 to 13.89	84,027,517	7.66%	2.87% to 1.29%
2006	0.95% to 2.50%	5,604,764	15.14 to 13.71	83,269,476	7.08%	9.22% to 7.55%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2010	0.95% to 2.25%	3,816,483	12.04 to 10.43	45,080,282	0.99%	13.70% to 12.21%
2009	0.95% to 2.45%	4,678,629	10.59 to 9.23	48,546,792	1.53%	25.69% to 23.58%
2008	0.95% to 2.45%	5,243,842	8.43 to 7.47	43,268,182	0.23%	-42.7% to -43.62%
2007	0.95% to 2.45%	6,280,053	14.7 to 13.24	89,962,290	0.58%	20.14% to 18.41%
2006	0.95% to 2.45%	6,317,661	12.24 to 11.19	75,594,854	0.61%	19.84% to 18.14%
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2010	0.95% to 2.05%	1,234,813	16.11 to 14.96	19,738,384	1.41%	13.01% to 11.76%
2009	0.95% to 2.05%	1,454,572	14.26 to 13.39	20,676,076	3.48%	35.66% to 34.16%
2008	0.95% to 2.25%	1,645,885	10.51 to 10.84	17,441,697	0.42%	-42.81% to -43.63%
2007	0.95% to 2.25%	2,118,596	18.38 to 19.23	40,016,688	1.65%	8.83% to 7.48%
2006	0.95% to 2.25%	2,084,663	16.89 to 17.89	36,371,800	2.04%	28.39% to 26.81%
(Continued)

138

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2010	0.95% to 2.00%	360,541	$15.81 to $14.73	$5,628,834	0.00%	39.52% to 38.04%
2009	0.95% to 2.05%	361,907	11.33 to 10.34	4,039,189	0.00%	39.95% to 38.19%
2008	0.95% to 2.05%	350,971	8.1 to 7.48	2,792,115	0.00%	-48.53% to -49.19%
2007	0.95% to 2.20%	416,786	15.73 to 14.63	6,396,312	0.00%	5.47% to 4.18%
2006	0.95% to 2.20%	457,441	14.92 to 14.04	6,684,118	0.00%	11.2% to 9.89%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2010	0.95% to 2.25%	1,112,006	16.29 to 15.13	17,915,900	0.04%	30.31% to 28.60%
2009	0.95% to 2.40%	1,188,377	12.5 to 11.68	14,695,895	0.00%	45.27% to 43.04%
2008	0.95% to 2.25%	1,106,727	8.61 to 8.21	9,436,571	0.03%	-36.83% to -37.72%
2007	0.95% to 2.50%	1,245,741	13.63 to 13.1	16,820,762	0.02%	11.54% to 9.84%
2006	0.95% to 2.50%	954,630	12.22 to 11.93	11,595,360	0.50%	7.53% to 5.91%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2010	0.95% to 2.25%	2,650,355	11.18 to 9.76	29,097,700	0.08%	-0.88% to -2.18%
2009	0.95% to 2.40%	3,428,531	11.28 to 9.9	37,949,287	1.07%	0.06% to -1.4%
2008	0.95% to 2.40%	6,113,637	11.28 to 10.04	67,435,079	2.09%	1.21% to -0.25%
2007	0.95% to 2.40%	3,735,294	11.14 to 10.07	40,487,120	4.60%	3.62% to 2.11%
2006	0.95% to 2.40%	2,969,855	10.75 to 9.86	31,181,969	4.38%	3.33% to 1.84%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	0.95% to 1.95%	543,845	10.4 to 10.02	5,600,904	5.5%	7.34% to 6.24%
2008	0.95% to 2.25%	672,056	9.69 to 9.29	6,465,650	0.88%	-11.79% to -12.96%
2007	0.95% to 2.50%	855,365	10.99 to 10.58	9,362,133	3.41%	2.42% to 0.83%
2006	0.95% to 2.50%	808,187	10.73 to 10.49	8,673,304	5.22%	3.78% to 2.17%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2010	0.95% to 2.25%	733,906	14.39 to 13.22	10,455,436	1.89%	27.29% to 25.62%
2009	0.95% to 2.25%	869,687	11.31 to 10.53	9,776,465	3.16%	22.45% to 20.84%
2008	0.95% to 2.25%	1,068,301	9.24	9,871,352	0.54%	-36.65% to -37.57%
2007	0.95% to 2.50%	1,285,756	14.58 to 14.67	19,058,804	0.52%	-16.87% to -18.14%
2006	0.95% to 2.50%	1,572,126	17.53 to 17.92	28,157,201	0.86%	28.85% to 26.96%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2010	0.95% to 2.25%	5,651,827	15.10 to 14.38	83,787,588	0.00%	11.68% to 10.22%
2009	0.95% to 2.45%	6,937,432	13.52 to 11.8	91,919,030	0.00%	42.47% to 40.24%
2008	0.95% to 2.45%	8,066,843	9.49 to 8.41	74,948,034	0.00%	-34.52% to -35.55%
2007	0.95% to 2.50%	9,699,144	14.5 to 14.16	137,088,431	0.00%	23.18% to 21.33%
2006	0.95% to 2.50%	10,562,288	11.77 to 11.67	121,575,510	0.00%	6.85% to 5.25%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2010	0.95% to 2.25%	4,957,025	15.50 to 14.09	75,522,922	0.00%	27.63% to 25.95%
2009	0.95% to 2.45%	6,103,814	12.15 to 10.59	72,782,371	0.42%	33.44% to 31.3%
2008	0.95% to 2.45%	7,141,914	9.1 to 8.07	63,716,776	0.00%	-39.76% to -40.74%
2007	0.95% to 2.50%	8,843,950	15.11 to 14.09	130,361,616	0.00%	12.43% to 10.71%
2006	0.95% to 2.50%	10,059,603	13.44 to 12.73	132,310,577	0.00%	4.06% to 2.48%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2010	0.95% to 2.05%	644,275	14.97 to 13.90	9,566,202	0.08%	25.21% to 23.82%
2009	0.95% to 2.05%	719,794	11.95 to 11.22	8,594,076	0.00%	27.92% to 26.5%
2008	0.95% to 2.05%	824,726	9.35 to 9.65	7,753,067	0.19%	-26.83% to -27.72%
2007	0.95% to 2.15%	921,499	12.77 to 13.3	12,023,934	0.01%	-5.05% to -6.17%
2006	0.95% to 2.15%	981,472	13.45 to 14.17	13,544,922	0.14%	15.74% to 14.4%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2010	0.95% to 2.25%	4,443,444	14.42 to 12.69	62,774,142	0.92%	17.58% to 16.04%
2009	0.95% to 2.45%	5,275,682	12.27 to 10.76	63,321,636	2.09%	25.44% to 23.4%
2008	0.95% to 2.45%	6,491,989	9.78 to 8.72	62,086,887	0.22%	-34.44% to -35.51%
2007	0.95% to 2.45%	7,960,591	14.92 to 13.53	115,970,544	0.93%	0.92% to -0.55%
2006	0.95% to 2.45%	9,004,271	14.78 to 13.6	130,384,387	1.02%	15.77% to 14.07%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2010	1.60% to 1.75%	20,045	13.42 to 13.20	265,916	0.54%	21.78% to 21.59%
2009	1.60% to 1.75%	26,804	11.02 to 10.86	292,549	0.00%	45.37% to 45.15%
2008	0.95% to 2.65%	8,437,109	8.03 to 8.65	67,613,857	1.87%	-40.67% to -41.75%
2007	0.95% to 2.70%	10,766,464	13.53 to 14.79	148,802,499	0.62%	5.61% to 3.8%
2006	0.95% to 2.70%	13,514,581	12.81 to 14.25	180,134,788	0.00%	11.16% to 9.25%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2010	0.95% to 2.05%	688,377	16.47 to 16.17	11,315,575	0.00%	25.57% to 24.18%
2009	0.95% to 2.15%	358,511	13.12 to 9.46	4,689,092	0.00%	31.18% to 30.12%	*
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95% to 1.65%	351,739	9.29 to 10.11	3,287,420	1.67%	-41.6% to -42.01%
2007	0.95% to 1.65%	429,076	15.9 to 17.44	6,859,987	1.06%	15.48% to 14.66%
2006	0.95% to 1.65%	566,655	13.77 to 15.21	7,848,707	0.97%	17.53% to 16.7%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95% to 1.20%	137,487	6.89 to 8.24	963,234	1.66%	-47.26% to -47.39%
2007	0.95% to 1.25%	189,766	13.07 to 15.58	2,512,874	0.00%	-4.87% to -5.16%
2006	0.95% to 1.30%	225,532	13.74 to 16.36	3,141,525	0.00%	12.13% to 11.74%
(Continued)

139

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Investment Portfolios - Emerging Leaders Fund - Service Shares (obsolete) (DELS)
2006	1.50% to 2.60%	101,828	$13.75 to $13.05	$1,376,470	0.00%	6.39% to 5.21%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95% to 2.35%	6,114,999	$9.64 to 7.7	57,262,331	2.68%	-26.26% to -27.34%
2007	0.95% to 2.40%	8,194,862	13.07 to 10.55	103,890,742	2.20%	3.63% to 2.15%
2006	0.95% to 2.65%	10,363,591	12.61 to 10.12	126,752,943	2.25%	11.19% to 9.32%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95% to 2.65%	3,026,086	8.27 to 5.91	25,366,292	0.00%	-46.62% to -47.62%
2007	0.95% to 2.65%	4,466,109	15.46 to 11.28	70,146,887	0.00%	7.97% to 6.16%
2006	0.95% to 2.65%	5,554,033	14.36 to 10.63	80,969,198	0.00%	8.87% to 7.06%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95% to 2.30%	1,228,220	9.59 to 9	11,674,270	1.12%	-33.84% to -34.81%
2007	0.95% to 2.30%	2,001,101	14.5 to 13.81	28,780,769	0.96%	1.47% to 0.14%
2006	0.95% to 2.30%	3,023,212	14.29 to 13.79	42,901,825	0.64%	15.73% to 14.22%
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95% to 1.85%	424,452	10.99 to 7.79	4,643,921	2.80%	-36.79% to -37.37%
2007	0.95% to 1.85%	537,328	17.39 to 12.44	9,298,560	1.22%	0.81% to -0.11%
2006	0.95% to 2.30%	791,274	17.25 to 13.34	13,592,744	0.87%	18.22% to 16.67%
Variable Insurance Funds - Large Cap Growth VIF (obsolete) (BBLCG)
2006	0.95% to 2.00%	170,035	9.79 to 9.27	1,627,561	0.47%	3.1% to 2.03%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (obsolete) (WRLBP)
2006	0.95% to 2.45%	3,102,882	12.22 to 11.17	37,128,029	3.38%	2.98% to 1.43%

2010	Reserves for annuity contracts in payout phase:				$84,463,089
2010	Contract owners equity:				$7,542,257,800
2009	Reserves for annuity contracts in payout phase:				$81,634,158
2009	Contract owners equity:				$7,961,391,641
2008	Reserves for annuity contracts in payout phase:				$67,678,494
2008	Contract owners equity:				$7,651,606,707
2007	Reserves for annuity contracts in payout phase:				$100,490,623
2007	Contract owners equity:				$14,026,009,866
2006	Reserves for annuity contracts in payout phase:				$92,698,887
2006	Contract owners equity:				$15,205,517,008
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

140

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2011

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

 Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2010	2009	2008

Revenues:
Policy charges	$ 1,399	$ 1,245	$ 1,341
Premiums	484	470	394
Net investment income	1,825	1,879	1,865
Net realized investment gains (losses)	(236)	454	(348)
Other-than-temporary impairment losses (consisting of $394 and
$992 of total other-than-temporary impairment losses, net of $174 and $417 non-credit related recognized in other comprehensive income
for the years ended December 31, 2010 and 2009, respectively)	(220)	(575)	(1,131)
Other income	2	(4)	(4)
Total revenues	$ 3,254	3,469	2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 1,056	$ 1,100	$ 1,173
Benefits and claims	873	812	856
Policyholder dividends	78	87	93
Amortization of deferred policy acquisition costs	396	466	692
Amortization of value of business acquired and other intangible assets	18	63	31
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55	55	62
Other operating expenses	574	579	631
Total benefits and expenses	$ 3,050	3,162	3,538

Income (loss) from continuing operations before federal income
tax expense (benefit)	$ 204	$ 307	$ (1,421)
Federal income tax expense (benefit)	24	48	(534)
Net income (loss)	$ 180	$ 259	$ (887)
Less: Net loss attributable to noncontrolling interest	60	52	72
Net income (loss) attributable to Nationwide Life Insurance Company	$ 240	$ 311	$ (815)

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2010	2009

Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,613 and $25,103)	$ 26,434	$ 24,750
Equity securities (cost $39 and $49)	42	53
Mortgage loans, net	6,125	6,829
Short-term investments	1,062	1,003
Other investments	1,646	1,517
Total investments	$ 35,309	$ 34,152

Cash and cash equivalents	337	49
Accrued investment income	459	402
Deferred policy acquisition costs	3,973	3,983
Value of business acquired	259	277
Goodwill	200	200
Other assets	1,985	2,080
Separate account assets	64,875	57,846
Total assets	$ 107,397	$ 98,989

Liabilities and Shareholder's Equity
Liabilities:
Future policy benefits and claims	$ 32,676	$ 33,150
Short-term debt	300	150
Long-term debt	978	706
Other liabilities	2,429	1,820
Separate account liabilities	64,875	57,846
Total liabilities	$ 101,258	$ 93,672

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,741	3,510
Accumulated other comprehensive income (loss)	321	(266)
Total shareholder's equity	$ 5,784	$ 4,966
Noncontrolling interest	355	351
Total equity	$ 6,139	$ 5,317
Total liabilities and equity	$ 107,397	$ 98,989

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity
(in millions)

	Class A&B common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2007	$ 4	$ 1,359	$ 4,228	$ (87)	$ 5,504	$ 466	$ 5,970

Dividends to NFS	-	-	(461)	-	(461)	-	(461)
Capital contributed by NFS	-	339	-	-	339	-	339
Other, net	-	-	-	-	-	22	22
Comprehensive loss:
Net loss	-	-	(815)	-	(815)	(72)	(887)
Other comprehensive loss, net of taxes	-	-	-	(1,274)	(1,274)	-	(1,274)
Total comprehensive loss					(2,089)	(72)	(2,161)

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of change in accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Other, net	-	-	(3)	-	(3)	(13)	(16)
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income, net of taxes	-	-		1,345	1,345	-	1,345
Total comprehensive income (loss)					1,656	(52)	1,604

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of change in accounting principle, net of taxes	-	-	(9)	9	-	46	46
Other, net	-	-	-	-	-	18	18

Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income, net of taxes	-	-	-	578	578	-	578
Total comprehensive income (loss)					818	(60)	758

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2010	2009	2008

Cash flows from operating activities:
Net income (loss)	$ 180	$ 259	$ (887)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment losses (gains)	236	(454)	348
Other-than-temporary impairment losses	220	575	1,131
Interest credited to policyholder accounts	1,056	1,100	1,173
Capitalization of deferred policy acquisition costs	(634)	(513)	(588)
Amortization of deferred policy acquisition costs	396	466	692
Amortization and depreciation	(2)	51	48
Changes in:
Policy liabilities	(579)	(725)	(173)
Other, net	(187)	(147)	(798)
Net cash provided by operating activities	$ 686	$ 612	$ 946

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	$ 3,251	$ 3,889	$ 4,272
Proceeds from sale of securities available-for-sale	2,168	4,211	4,309
Proceeds from sales/repayments of mortgage loans	996	773	869
Cost of securities available-for-sale acquired	(5,910)	(9,206)	(7,255)
Cost of mortgage loans originated or acquired	(373)	(36)	(372)
Net (increase) decrease in short-term investments	(44)	1,910	(1,857)
Collateral received (paid), net	(23)	(869)	592
Other, net	(29)	208	15
Net cash provided by investing activities	$ 36	$ 880	$ 573

Cash flows from financing activities:
Net increase (decrease) in short-term debt	$ 150	$ (100)	$ (35)
Net proceeds from issuance of long-term debt	272	-	-
Capital contributed by NFS	-	20	-
Cash dividends paid to NFS	-	-	(281)
Investment and universal life insurance product deposits and other additions	4,540	3,877	3,862
Investment and universal life insurance product withdrawals and other deductions	(5,405)	(5,301)	(5,306)
Other, net	9	19	282
Net cash used in financing activities	$ (434)	$ (1,485)	$ (1,478)

Net increase in cash and cash equivalents	$ 288	$ 7	$ 41
Cash and cash equivalents, beginning of period	49	42	1
Cash and cash equivalents, end of period	$ 337	$ 49	$ 42

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2010 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers.  The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

In 2010, the Company elected to rely on the exemption pursuant to Rule 12h-7 of the Securities Exchange Act of 1934 (Exchange Act) from its duty under Section 15(d) of the Exchange Act to file reports required by Section 13(a) of the Exchange Act for products that are registered as securities but also are regulated as insurance under state law.  Consequently, absent a further change in circumstances, the Company no longer files periodic reports with the United States Securities and Exchange Commission (SEC).

As of December 31, 2010 and 2009, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired; valuation allowances for mortgage loans; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest.  All significant intercompany balances and transactions were eliminated in consolidation.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Investments

The Company classifies fixed maturity and equity securities as either available-for-sale or trading. Purchases and sales of securities are recorded on the trade date. Receivables are recorded for sales of securities and liabilities for purchases not yet settled at the balance sheet date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities.  Available-for-sale securities are reported at fair value, with unrealized holdings gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligations, noncontrolling interests and deferred federal income taxes.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement.

The Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities are valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to give priority to pricing obtained from our primary independent pricing service. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related fair value hierarchy categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For certain fixed maturity securities not priced by independent pricing services (e.g., private placement securities without quoted market prices), a corporate pricing matrix or internally developed pricing model is generally used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

In 2009, certain residential mortgage-backed securities backed by sub-prime and Alt-A collateral experienced low levels of market activity, leading the Company to utilize internal pricing models to assist in determining the estimated fair values of these securities.

As such, the Company used a weighting of internal pricing models and independent pricing services to better estimate the investments’ fair value. Management determined the use of multiple valuation techniques, considering both an income approach that maximized the use of relevant observable inputs and minimized the use of unobservable inputs and a market approach based on that observed quotes provided by independent pricing services produced a result more representative of the securities’ fair value.

The income approach incorporated cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows were then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium was reflective of an orderly transaction between market participants at the measurement date under the then current market conditions and included items such as liquidity and structure risk. The income approach also included a weighting of external third-party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology was designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices when developing the internal values, the Company further calibrated those values to market indications through pricing determined from two independent pricing services (the market approach). The Company calibrated the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In 2010, the markets for these securities began to experience more normal levels of activity and the prices obtained from independent pricing services were more representative of orderly transactions between market participants. As such, these securities were priced solely with the assistance of independent pricing services as of December 31, 2010.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income.  These securities are not restored to accrual status until all delinquent interest and principal are paid and the Company determines that payment of future principal and interest is probable.

For investments in beneficial interests of securitized assets, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the United States.  Mortgage loans held for investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio.  Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method.  Loans in default or in the process of foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans is included in net investment income in the period received.

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased.  The Company carries short-term investments at estimated fair value.

Securities lending.  The Company has entered into securities lending agreements with an agent bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the agent bank in investment-grade securities, which are included in the total investments of the Company. Non-cash collateral is recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale investments or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of collateral received. Net income received from securities lending activities is included in net investment income.

Other-than-temporary impairments evaluations.  The Company periodically reviews its available-for-sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not that the Company will be required to sell the security before the recovery of its amortized cost basis. The Company also evaluates U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, or the reference amount if the security is accounted for under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 325, Investments - Other, an other-than-temporary impairment is recognized through earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in other comprehensive income, net of applicable taxes and other offsets.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses resulted in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

The Company considers both the non-credit portion of other-than-temporary impairment losses recognized in accumulated other comprehensive income and any subsequent changes in the fair value of those debt securities as accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements.  Certain features embedded in the Company’s investments, equity-indexed annuity contracts and variable annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives.  All derivative instruments are carried at fair value and are reflected as an asset or liability.  See Note 6 for a discussion on the Company’s use of derivative instruments.

The Company’s derivative transaction counterparties are generally financial institutions and corporations. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash and marketable securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Revenues and Benefits

Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs of acquiring investment and universal life insurance products, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.  For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2010, 2009 and 2008.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

See Note 8 for a discussion of VOBA amortization and related balances for 2010, 2009 and 2008.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions.  The Company performed its annual impairment test during the third quarter.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the consolidated statements of operations except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company adjusts future policy benefits and claims related to investments to reflect the impact of unrealized gains and losses on fixed maturity available-for-sale securities. The adjustment to future policy benefits and claims represents the change in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which vary from the then current effective portfolio rate.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited.  The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%

Liabilities for Variable Contract Guarantees

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. See Note 11 for accounting policy discussion.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% of the Company’s life insurance in force in 2010 (9% in 2009 and 12% in 2008), 44% of the number of life insurance policies in force in 2010 (49% in 2009 and 50% in 2008).  The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Federal Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which requires deferred tax assets and liabilities to be recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

The Company has established tax reserves in accordance with the requirements of FASB ASC 740, Income Taxes. These reserves reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC filed separate consolidated federal income tax returns, with their subsidiaries, and are eligible to join the Mutual consolidated tax return group in 2014.

Reinsurance ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above on the income statement for the years ended December 31:

(in millions)	2009	2008

Total revenues	$ 375	$ 411
Total benefits and expenses	$ 357	$ 395
Federal income tax (benefit) expense	$ (5)	$ 1
Net income	$ 23	$ 15

The following tables summarize the impact of the items described above on the balance sheet for the years ended December 31:

(in millions)	2009

Total assets	$ 5,926
Total liabilities	$ 4,895
Total shareholder's equity	$ 1,031

The impact of the merger on shareholder’s equity was $1.0 billion and $1.3 billion as of December 31, 2008 and 2007, respectively.

Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(3)	Recently Issued Accounting Standards

In January 2011, the FASB issued Accounting Standards Update (ASU) 2011-01, which temporarily defers the effective date for disclosures related to troubled debt restructurings contained within ASU 2010-20.  This deferral enables public companies to delay the effective date of these disclosures indefinitely until the FASB adopts clarification to the guidance for determining what constitutes a troubled debt restructuring.  The effective date for all other disclosures required under ASU 2010-20 are not subject to this deferral.  This guidance is effective for the Company immediately.  This guidance was adopted by the Company in January 2011 with no impact to the Company's financial statements.

In December 2010, the FASB adopted ASU 2010-29, which amends FASB ASC 805, Business Combinations for public entities that present comparative financial statements.  This guidance specifies that an entity should disclose revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The revised guidance also expands the pro forma revenue and earnings disclosures to include a description of the nature and amount of any material, nonrecurring pro forma adjustments attributable to the business combinations.  This ASU is effective for business combinations that have an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The Company adopted this guidance prospectively beginning January 1, 2011.  On the date of adoption, there was no impact to the Company’s financial statements.

In December 2010, the FASB adopted ASU 2010-28, which amends FASB ASC 350, Intangibles – Goodwill and Other related to Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts.  As a result of this ASU, an entity will be required to perform Step 2 on reporting units that have zero or negative carrying amounts if adverse qualitative factors exist that would indicate that the reporting unit is more likely than not impaired.  This will eliminate the ability for entities to pass Step 1 of the impairment test just because the fair value of the reporting unit is generally greater than zero.  This guidance is effective for fiscal and interim reporting periods beginning after December 15, 2010.  The Company adopted this guidance effective January 1, 2011 with no impact to the Company’s financial statements.  The Company will apply this guidance prospectively as is required.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This guidance amends Topic 944 by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this ASU incremental direct costs of contract acquisition can be capitalized. Additionally, certain costs related directly to underwriting, policy issuance and processing, medical and inspection, and sales force contract selling activities can be capitalized. The costs are limited to the portion of an employee’s total compensation, excluding any compensation that is capitalized as incremental direct costs of contract acquisition, and payroll-related fringe benefits related directly to time spent performing these activities for actual acquired contracts and other costs related directly to these activities that would not have been incurred if the contract had not been acquired. The guidance also specifies that only certain direct-response advertising costs are able to be included in DAC. This guidance is effective for fiscal and interim periods beginning after December 15, 2011, with early adoption permitted, but only at the beginning of an entity’s annual reporting period. The amendments are required to be applied prospectively upon adoption. Retrospective application to all prior periods presented upon the date of adoption also is permitted, but not required. The Company will adopt this guidance effective January 1, 2012. The Company is currently evaluating the impact of adoption and whether prospective application or retrospective application is desired. The adoption of this guidance could have a significant impact on the Company’s financial statements.

In July 2010, the FASB issued ASU 2010-20, which amends FASB ASC 310, Receivables.  This guidance amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses.  As a result of this guidance, an entity is required to disaggregate certain existing disclosures by portfolio segment or class.  The guidance also provides certain new disclosures about its financing receivables and related allowance for credit losses.  For disclosures as of the end of a reporting period, the guidance is effective for the Company for interim and annual reporting periods ending on or after December 15, 2010.  For disclosures about activity during a reporting period, the guidance is effective for the Company for interim and annual reporting periods beginning on or after December 15, 2010.  The Company adopted the guidance following this incremental approach as of December 31, 2010, with no impact to the consolidated financial statements of the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2010, the FASB issued ASU 2010-18, which amends FASB ASC 310, Receivables.  This guidance clarifies that modifications of loans that are accounted for within a pool under FASB ASC Subtopic 310-30, Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring.  An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change.  The guidance does not affect the accounting for loans under the scope of FASB ASC Subtopic 310-30 that are not accounted for within pools.  This guidance is effective for modifications occurring in the interim or annual period ending on or after July 15, 2010, with early adoption permitted.  The guidance was adopted on September 30, 2010 and will be applied to prospective transactions as is required. The adoption of this guidance had no impact on the consolidated financial statements of the Company.

In April 2010, the FASB issued ASU 2010-15 which clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interest and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party holder and the variable interest entity guidance requires the consideration of related parties.  The update also clarifies that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary.  Additionally, the amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account.  When consolidation is required, the update provides guidance on how an insurer should consolidate an investment fund.  The amendments should be applied retrospectively in fiscal years beginning after December 15, 2010, and interim periods within those years with earlier application permitted.  The Company early adopted this guidance effective April 1, 2010 resulting in an immaterial impact of adoption.

In March 2010, the FASB issued ASU 2010-11 which clarifies the scope exception for embedded credit derivatives.  This scope exception allows for embedded credit-derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting under Subtopic 815-15, Embedded Derivatives.  The ASU clarifies how to apply this scope exception including how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under Subtopic 815-15.  To ease transition, the guidance allows companies to irrevocably elect to apply the fair-value option to any investment in a beneficial interest in securitized financial assets.  The amendments are effective for each reporting entity at the beginning of its first fiscal quarter beginning after June 15, 2010 with early adoption permitted at the beginning of the first fiscal quarter beginning after issuance of the ASU.  The Company adopted this guidance effective July 1, 2010 and elected fair value treatment for synthetic collateralized debt obligations. The adoption of this guidance resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to accumulated other comprehensive income (AOCI).  See Note 6 for further discussion on synthetic collateralized debt obligations.

In February 2010, the FASB issued ASU 2010-08 which contained technical corrections to various codification topics.  While none of the provisions in the ASU fundamentally change GAAP, certain clarifications made to the guidance on embedded derivatives and hedging (Subtopic 815-15) may cause a change in the application of that Subtopic and, thus, special transition provisions were provided for accounting changes related to that Subtopic.  The amendments of this ASU are effective for the first reporting period, including interim periods, beginning after issuance, except for certain amendments related to embedded derivatives and certain changes that affect the calculation of tax benefits attributable to reorganizations.  The amendments related to the reorganization guidance in Paragraph 852-740-45-2 should be applied to reorganizations for which the date of the reorganization is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  The Company adopted these provisions as of January 1, 2009 with no impact of adoption.  The amendments to the embedded derivative guidance are effective for fiscal years beginning after December 15, 2009.  The Company adopted the embedded derivative provisions as of January 1, 2010 with an immaterial impact of adoption.  The Company adopted all other ASU 2010-08 provisions as of April 1, 2010 with no impact of adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In February 2010, the FASB issued ASU 2010-10, which defers the application of guidance under FASB ASC 810 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund.  An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the guidance amendments.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  As a result of the application of this ASU, the Company deferred application for the applicable entities within the scope of the standard.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures.  This guidance requires new disclosures and provides amendments to clarify existing disclosures.  The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements.  The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements.  The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets.  This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.  See Note 4 for required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing.  This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting.  Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value.  Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance.  This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale.  This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required. There was no impact on the consolidated financial statements of the Company in the adoption of the guidance.

In June 2009, the FASB issued guidance under FASB ASC 810, Consolidation.  This guidance changes the consolidation guidance applicable to a variable interest entity (VIE).  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.  The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impact the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.  FASB ASC 810 also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE.  Prior guidance required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred.  FASB ASC 810 also requires enhanced disclosures about an enterprise’s variable interest with a VIE.  See Note 21 for required disclosures.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010 resulting in an increase to noncontrolling interest of $46 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

(4)	Fair Value Measurements

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company periodically reviews its fair value hierarchy classifications for financial assets and liabilities. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications into/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the sources used in determining the fair values of fixed maturity securities as of the dates indicated:

	December 31,	December 31,
	2010	2009
Independent pricing services	81%	68%
Pricing matrices	10%	11%
Broker quotes	5%	6%
Internal pricing models	2%	13%
Other sources	2%	2%
Total	100%	100%

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $50.0 billion and $44.0 billion as of December 31, 2010 and 2009, respectively.  These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily.  These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient.  This fund has no unfunded commitments or other restrictions.  The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period.  The Company’s portion of the net asset value of this fund reported in separate account assets was $1.3 billion and $976 million as of December 31, 2010 and 2009, respectively, and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Total securities available-for-sale	$ 1,247	$ 23,734	$ 1,495	$ 26,476
Trading securities	-	-	45	45
Short-term investments	25	1,037	-	1,062
Total investments	$ 1,272	$ 24,771	$ 1,540	$ 27,583

Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets1,3	12,325	50,745	1,805	64,875
Total assets	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims2	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Total liabilities	$ (18)	$ (524)	$ (230)	$ (772)

__________
1	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
2
Related to embedded derivatives associated with living benefit contracts.  The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

3	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2010:

		Net investment						Change in
		gains (losses)						unrealized
		In earnings		Purchases,				gains (losses)
	Balance as of	(realized		issuances,	Transfers	Transfers	Balance as of	in earnings
	December 31,	and	In OCI	sales and	into	out of	December 31,	due to assets
(in millions)	2009	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2010	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	215	1	4	(15)	1	(92)	114	-
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161	-
Residential mortgage-backed
securities	2,034	(1)	4	(12)	2	(2,018)	9	-
Commercial mortgage-backed
securities	405	-	1	-	-	(404)	2	-
Collateralized debt obligations	240	(27)	29	(67)	16	-	191	-
Other asset-backed securities	167	(9)	8	(11)	-	(139)	16	-
Total fixed maturity securities	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495	$ -
Equity securities	8	-	-	(7)	-	(1)	-	-
Total securities available for sale	$ 4,258	$ (33)	$ 77	$ (380)	$ 330	$ (2,757)	$ 1,495	$ -
Trading securities	-	(4)	-	49	-	-	45	(4)
Mortgage loans held for sale	48	14	-	(62)	-	-	-	2
Total investments	$ 4,306	$ (23)	$ 77	$ (393)	$ 330	$ (2,757)	$ 1,540	$ (2)

Derivative assets	331	(91)	-	(29)	-	-	211	(69)
Separate account assets4,6	1,628	188	-	(4)	1	(8)	1,805	-
Total assets	$ 6,265	$ 74	$ 77	$ (426)	$ 331	$ (2,765)	$ 3,556	$ (71)

Liabilities
Future policy benefits and claims5	$ (311)	$ 93	$ -	$ (8)	$ -	$ -	$ (226)	$ 93
Derivative liabilities	(2)	(2)	-	-	-	-	(4)	(2)
Total liabilities	$ (313)	$ 91	$ -	$ (8)	$ -	$ -	$ (230)	$ 91

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC designations.  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2010

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data. There were no significant transfers into or out of Level 1 during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize transfers of financial instruments into and out of Level 1 and Level 2 for the year ended December 31, 2010:

(in millions)	Transfers into Level 1	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ -	$ (6)	$ 6	$ -
Debt securities issued by foreign governments	120	-	-	(120)
Corporate public securities	-	(22)	114	(1)
Corporate private securities	-	-	103	(311)
Residential mortgage-backed securities	-	(41)	2,059	(2)
Commercial mortgage-backed securities	-	-	404	-
Collateralized debt obligations	-	-	-	(16)
Other asset-backed securities	-	-	139	-
Total fixed maturity securities	$ 120	$ (69)	$ 2,825	$ (450)
Equity securities	-	-	1	-
Total securities available-for-sale	$ 120	$ (69)	$ 2,826	$ (450)
Total investments	$ 120	$ (69)	$ 2,826	$ (450)

Separate account assets	-	(1)	8	-
Total assets	$ 120	$ (70)	$ 2,834	$ (450)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 748	$ 4	$ 2	$ 754
Obligations of states and political subdivisions	-	549	-	549
Debt securities issued by foreign governments	-	75	-	75
Corporate public securities	2	11,134	215	11,351
Corporate private securities	-	3,423	1,187	4,610
Residential mortgage-backed securities	229	3,246	2,034	5,509
Commercial mortgage-backed securities	-	679	405	1,084
Collateralized debt obligations	-	132	240	372
Other asset-backed securities	-	279	167	446
Total fixed maturity securities	$ 979	$ 19,521	$ 4,250	$ 24,750
Equity securities	13	32	8	53
Total securities available-for-sale	$ 992	$ 19,553	$ 4,258	$ 24,803
Mortgage loans held for sale1	-	-	48	48
Short-term investments	56	947	-	1,003
Total investments	$ 1,048	$ 20,500	$ 4,306	$ 25,854

Cash and cash equivalents	49	-	-	49
Derivative assets	-	498	331	829
Separate account assets2,4	11,607	44,611	1,628	57,846
Total assets	$ 12,704	$ 65,609	$ 6,265	$ 84,578

Liabilities
Future policy benefits and claims3	$ -	$ -	$ (311)	$ (311)
Derivative liabilities	(10)	(404)	(2)	(416)
Total liabilities	$ (10)	$ (404)	$ (313)	$ (727)

__________
1	Elected to be carried at fair value.
2	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
3
Related to embedded derivatives associated with living benefit contracts.  The Company’s GMABs, GLWBs and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed EIAs that provide for interest earnings that are linked to the performance of specified equity market indices.

4	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

	December 31,	and	In OCI	sales and	in to	out of	December 31,	due to assets
(in millions)	2008	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2009	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	253	(31)	40	(121)	92	(18)	215	-
Corporate private securities	1,074	(49)	220	(280)	395	(173)	1,187	-
Residential mortgage-backed
securities	3,036	(111)	389	(431)	1	(850)	2,034	-
Commercial mortgage-backed
securities	263	(20)	139	(7)	94	(64)	405	-
Collateralized debt obligations	251	(53)	77	(18)	-	(17)	240	-
Other asset-backed securities	112	(17)	43	(12)	49	(8)	167	-
Total fixed maturity securities	$ 4,991	$ (281)	$ 908	$ (869)	$ 631	$ (1,130)	$ 4,250	$ -
Equity securities	18	1	-	5	-	(16)	8	-
Total securities available for sale	$ 5,009	$ (280)	$ 908	$ (864)	$ 631	$ (1,146)	$ 4,258	$ -
Mortgage loans held for sale	125	(8)	-	(69)	-	-	48	(3)
Total investments	$ 5,134	$ (288)	$ 908	$ (933)	$ 631	$ (1,146)	$ 4,306	$ (3)

Derivative assets	598	(312)	(12)	57	-	-	331	(310)
Separate account assets4,6	2,142	(647)	-	400	15	(282)	1,628	218
Total assets	$ 7,874	$ (1,247)	$ 896	$ (476)	$ 646	$ (1,428)	$ 6,265	$ (95)

Liabilities
Future policy benefits and claims5	$ (1,740)	$ 1,438	$ -	$ (9)	$ -	$ -	$ (311)	$ 1,438
Derivative liabilities	(4)	2	-	-	-	-	(2)	2
Total liabilities	$ (1,744)	$ 1,440	$ -	$ (9)	$ -	$ -	$ (313)	$ 1,440

__________

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 5 for a discussion of NAIC designations).  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2009

The Company periodically reviews its fair value hierarchy classifications.  Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.  During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity.  As of December 31, 2009, these securities were no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3.  In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral, for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments recorded during the year. In determining the estimated fair value for these impaired mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, when deemed more appropriate, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value estimate.  Refer to Note 5 for further discussion of the carrying value of mortgage loans.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans, net:  The fair values of mortgage loans held for investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts:  The fair values of the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the carrying values and estimated fair values of financial instruments as of December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
(in millions)	value	fair value	value	fair value

Assets
Investments:
Mortgage loans, net	$ 6,125	$ 5,863	$ 6,781	$ 5,946
Policy loans	$ 1,088	$ 1,088	$ 1,050	$ 1,050

Liabilities
Investment contracts	$ (17,962)	$ (18,973)	$ (18,724)	$ (18,316)
Short-term debt	$ (300)	$ (300)	$ (150)	$ (150)
Long-term debt	$ (978)	$ (1,039)	$ (706)	$ (723)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(5)	Investments

Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total securities available-for-sale	$ 25,652	$ 1,520	$ 696	$ 26,476

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 688	$ 73	$ 7	$ 754
Obligations of states and political subdivisions	568	4	23	549
Debt securities issued by foreign governments	70	5	-	75
Corporate public securities	10,929	597	175	11,351
Corporate private securities	4,500	193	83	4,610
Residential mortgage-backed securities	6,079	95	665	5,509
Commercial mortgage-backed securities	1,284	7	207	1,084
Collateralized debt obligations	531	12	171	372
Other asset-backed securities	454	20	28	446
Total fixed maturity securities	$ 25,103	$ 1,006	$ 1,359	$ 24,750
Equity securities	49	5	1	53
Total securities available-for-sale	$ 25,152	$ 1,011	$ 1,360	$ 24,803

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions.  The Company may realize investment losses to the extent its liquidity needs require the disposition of fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes, for securities available-for-sale, the gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
		Gross	Number		Gross	Number		Gross	Number
	Estimated	unrealized	of	Estimated	unrealized	of	Estimated	unrealized	of
(in millions, except number of securities)	fair value	losses	securities	fair value	losses	securities	fair value	losses	securities

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Debt securities issued by foreign
governments	20	-	1	-	-	-	20	-	1
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Corporate private securities	371	26	41	221	21	22	592	47	63
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Commercial mortgage-backed securities	40	1	7	182	31	35	222	32	42
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	27	1	2	62	3	17	89	4	19
Total fixed maturity securities	$ 2,844	$ 117	$ 280	$ 2,938	$ 579	$ 508	$ 5,782	$ 696	$ 788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	$ 283	$ 2,940	$ 579	$ 548	$ 5,787	$ 696	$ 831

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government corporations and agencies
corporations and agencies	$ 206	$ 7	10	$ -	$ -	-	$ 206	$ 7	10
Obligations of states and
political subdivisions	318	12	35	79	11	13	397	23	48
Debt securities issued by foreign
governments	1	-	2	-	-	-	1	-	2
Corporate public securities	1,198	32	160	1,117	143	201	2,315	175	361
Corporate private securities	279	19	47	973	64	73	1,252	83	120
Residential mortgage-backed securities	937	103	117	2,375	562	341	3,312	665	458
Commercial mortgage-backed securities	43	5	11	699	202	101	742	207	112
Collateralized debt obligations	30	29	13	277	142	45	307	171	58
Other asset-backed securities	5	-	12	248	28	33	253	28	45
Total fixed maturity securities	$ 3,017	$ 207	$ 407	$ 5,768	$ 1,152	$ 807	$ 8,785	$ 1,359	$ 1,214
Equity securities	17	-	13	3	1	75	20	1	88
Total	$ 3,034	$ 207	420	$ 5,771	$ 1,153	882	$ 8,805	$ 1,360	1,302

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value to amortized cost ratio of less than 80% and have been in an unrealized loss position for more than one year was 54% and 65% as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2010.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	cost	fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 961	$ 980
Due after one year through five years	6,784	7,195
Due after five years through ten years	6,087	6,588
Due after ten years	4,144	4,285
Subtotal	$ 17,976	$ 19,048
Residential mortgage-backed securities	5,811	5,639
Commercial mortgage-backed securities	1,167	1,186
Collateralized debt obligations	365	252
Other asset-backed securities	294	309
Total	$ 25,613	$ 26,434

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting.  These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach.  Beginning with year-end 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies.  Additionally, beginning with year-end 2010 statutory reporting, the NAIC similarly modified its ratings approach for commercial mortgage-backed securities.  Under the modified approach, the NAIC designations for these types of securities are based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values.  In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value.  Under this process, NAIC designations for these types of mortgage-backed securities could be higher or lower than the related NRSRO ratings.  NAIC designations range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s fixed maturity securities, 93% and 91% were in the two highest NAIC designations categories as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2010		December 31, 2009
NAIC Designations1, 2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	AAA/AA/A	$ 14,879	$ 15,595	$ 15,323	$ 15,196
2	BBB	8,495	8,893	7,140	7,275
3	BB	1,389	1,280	1,551	1,404
4	B	492	437	724	617
5	CCC and lower	260	191	253	188
6	In or near default	98	38	112	70
	Total	$ 25,613	$ 26,434	$ 25,103	$ 24,750

__________

1
NAIC designations are assigned at least annually.  Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features.  For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 37	$ 35	$ 72	$ 4	$ 20	$ 24	$ 41	$ 55	$ 96
79.9% - 50.0%	-	17	17	12	5	17	12	22	34
Below 50.0%	-	-	-	1	-	1	1	-	1
Total	$ 37	$ 52	$ 89	$ 17	$ 25	$ 42	$ 54	$ 77	$ 131

December 31, 2009
99.9% - 80.0%	$ 27	$ 104	$ 131	$ 13	$ 45	$ 58	$ 40	$ 149	$ 189
79.9% - 50.0%	9	46	55	2	12	14	11	58	69
Below 50.0%	-	-	-	-	-	-	-	-	-
Total	$ 36	$ 150	$ 186	$ 15	$ 57	$ 72	$ 51	$ 207	$ 258

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition.  An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security.  The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards.  Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position.  Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the Company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security.  The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and discounted at the security’s effective yield to arrive at the expected present value of cash flows.  If a recovery estimate is not feasible, then the market view of cash flows implied by the current fair value is the primary factor used to estimate recovery and the present value of cash flows.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $403 million and $609 million, and gross unrealized losses of $39 million and $101 million, as of December 31, 2010 and 2009, respectively.  Of these unrealized losses as of December 31, 2010, $36 million, or 92%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $99 million, or 98%, as of December 31, 2009.  The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection.  Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk.  A significant portion of the private placement fixed maturity securities that the Company holds are participations in large issuances that are also owned by other investors.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	December 31, 2010			December 31, 2009
			% of			% of
			estimated			estimated
	Amortized	Estimated	fair value	Amortized	Estimated	fair value
in millions	cost	fair value	total	cost	fair value	total
Government agency	$ 2,795	$ 2,929	52%	$ 2,547	$ 2,621	48%
Prime	973	944	17%	1,120	960	17%
Alt-A	1,545	1,333	23%	1,831	1,452	26%
Sub-prime	498	433	8%	577	474	9%
Other residential mortgage collateral	-	-	-	4	2	-
Total	$ 5,811	$ 5,639	100%	$ 6,079	$ 5,509	100%

The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs.  In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered sub-prime.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 13	$ 97	$ 110	$ -	$ 72	$ 72	$ 13	$ 169	$ 182
79.9% - 50.0%	-	51	51	-	97	97	-	148	148
Below 50.0%	-	11	11	-	14	14	-	25	25
Total	$ 13	$ 159	$ 172	$ -	$ 183	$ 183	$ 13	$ 342	$ 355

December 31, 2009
99.9% - 80.0%	$ 29	$ 134	$ 163	$ 11	$ 42	$ 53	$ 40	$ 176	$ 216
79.9% - 50.0%	17	198	215	20	140	160	37	338	375
Below 50.0%	10	34	44	16	14	30	26	48	74
Total	$ 56	$ 366	$ 422	$ 47	$ 196	$ 243	$ 103	$ 562	$ 665

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs.  Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines.  Home price appreciation statistics are provided by a third-party.   Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography.  Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default.  Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default.  For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics.  Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination.  Prepayment speeds, both actual and estimated, are also considered.  The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions.  These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors.  These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties.  Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages.  For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 1	$ 7	$ 8	$ -	$ 4	$ 4	$ 1	$ 11	$ 12
79.9% - 50.0%	-	5	5	-	10	10	-	15	15
Below 50.0%	-	-	-	-	5	5	-	5	5
Total	$ 1	$ 12	$ 13	$ -	$ 19	$ 19	$ 1	$ 31	$ 32

December 31, 2009
99.9% - 80.0%	$ 4	$ 54	$ 58	$ -	$ -	$ -	$ 4	$ 54	$ 58
79.9% - 50.0%	-	85	85	-	-	-	-	85	85
Below 50.0%	1	63	64	-	-	-	1	63	64
Total	$ 5	$ 202	$ 207	$ -	$ -	$ -	$ 5	$ 202	$ 207

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities.  In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows.  Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations.  For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ -	$ 9	$ 9	$ -	$ 3	$ 3	$ -	$ 12	$ 12
79.9% - 50.0%	-	8	8	-	8	8	-	16	16
Below 50.0%	-	-	-	-	98	98	-	98	98
Total	$ -	$ 17	$ 17	$ -	$ 109	$ 109	$ -	$ 126	$ 126

December 31, 2009
99.9% - 80.0%	$ 1	$ 4	$ 5	$ -	$ 15	$ 15	$ 1	$ 19	$ 20
79.9% - 50.0%	-	29	29	4	31	35	4	60	64
Below 50.0%	-	10	10	24	53	77	24	63	87
Total	$ 1	$ 43	$ 44	$ 28	$ 99	$ 127	$ 29	$ 142	$ 171

To generate the expected cash flows, NRSRO ratings of the underlying corporate securities were used to develop default probabilities.  Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool.  An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level.  If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds.  Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities.  All banks in the pools were screened using data provided by U.S. Bank Rating service.  The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability.  The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Unrealized Gains and Losses

The following table presents the components of net unrealized gains (losses) on securities available-for-sale, as of December 31:

(in millions)	2010 1	2009 2

Net unrealized gains (losses), before adjustments and taxes	$ 824	$ (350)
Change in fair value attributable to fixed maturity securities designated in fair value
hedging relationships	(20)	(35)
Net unrealized gains (losses), before adjustments and taxes	804	(385)
Adjustment to deferred policy acquisition costs	(217)	31
Adjustment to value of business acquired	1	-
Adjustment to future policy benefits and claims	27	20
Adjustment to policyholder dividend obligation	(90)	(17)
Deferred federal income tax (benefit) expense	(184)	123
Net unrealized gains (losses)	$ 341	$ (228)

__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2
Includes the $250 million, net of taxes, cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2010 1	2009	2	2008

Fixed maturity securities	$ 1,174	$ 2,382		$ (2,682)
Equity securities	(1)	12		(14)
Net increase (decrease)	$ 1,173	$ 2,394		$ (2,696)

__________
1	Includes the $14 million cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The non-credit portion of other-than-temporary impairments and any subsequent changes in the fair value of those debt securities are recognized in other comprehensive income. Cumulative non-credit gains and losses recognized on debt securities which have credit losses in earnings, before federal income tax benefit, for the years ended December 31:

(in millions)	2010	2009

Unrealized losses as of January 1,	$ (346)	$ -
Cumulative adoption of accounting principle as of January 1, 2009	-	(384)
Non-credit losses in the period	(174)	(417)
Net unrealized gains in the period	305	455
Total	$ (215)	$ (346)

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien, collateral dependent, non-mezzanine commercial mortgage loans.  These loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment, hotel and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The unpaid principal balance, amortized cost and valuation allowance for commercial mortgage loans by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Commercial mortgage loans subject to non-specific reserves:

Unpaid principal balance	$ 775	$ 1,360	$ 2,276	$ 1,220	$ 223	$ 88	$ 5,942

Amortized cost	$ 774	$ 1,365	$ 2,276	$ 1,222	$ 227	$ 88	$ 5,952

Non-specific reserve	$ (14)	$ (7)	$ (10)	$ (9)	$ (7)	$ -	$ (47)

Commercial mortgage loans subject to specific reserves:

Unpaid principal balance	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Specific reserves	$ (1)	$ (8)	$ (14)	$ (4)	$ (22)	$ -	$ (49)

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2010	2009

Valuation allowance, beginning of period	$ 77	$ 42
Additions	66	85
Deductions	(47)	(50)
Valuation allowance, end of period	$ 96	$ 77

In 2010, management developed an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s commercial mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property will be updated at least annually.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the amortized cost of commercial mortgage loans by internal credit quality rating and by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	-	1,049
Rated 3	523	1,065	1,643	935	128	16	4,310
Rated 4	66	173	105	202	209	72	827
Rated 5	16	6	5	-	3	-	30
Total commercial mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 364	$ 88	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings above display management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

As of December 31, 2010, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The estimated fair value of mortgage loans was $5.9 billion and $6.0 billion at December 31, 2010 and 2009 respectively.

Securities Lending

The estimated fair value of loaned securities was $269 million and $40 million as of December 31, 2010 and 2009, respectively.  The Company had received $276 million and $41 million of cash collateral on securities lending as of December 31, 2010 and 2009, respectively. The Company had not received any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million and $19 million were on deposit with various regulatory agencies as required by law as of December 31, 2010 and 2009, respectively.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Net Investment Income

The following table summarizes net investment income from continuing operations by source for the years ended December 31:

(in millions)	2010	2009	2008

Securities available-for-sale:
Fixed maturity securities	$ 1,474	$ 1,465	$ 1,477
Equity securities	2	2	5
Trading assets	1	-	-
Mortgage loans	396	445	497
Short-term investments	2	6	17
Other	9	17	(75)
Gross investment income	$ 1,884	$ 1,935	$ 1,921
Less investment expenses	59	56	56
Net investment income	$ 1,825	$ 1,879	$ 1,865

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:
(in millions)	2010	2009	2008

Net derivatives (losses) gains 1,2	$ (385)	$ 400	$ (330)
Realized gains on sales	176	192	40
Realized losses on sales	(43)	(113)	(41)
Valuation gains (losses) 3	17	(21)	(56)
Other	(1)	(4)	39
Net realized investment (losses) gains	$ (236)	$ 454	$ (348)

__________
1
Includes net losses of $155 million, net gains of $414 million, and net losses $501 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2010, 2009, and 2008, respectively.

2
Includes net losses of $88 million, net losses of $172 million and net gains of $109 million on derivatives associated with death benefit contracts for the years ended December 31, 2010, 2009 and 2008, respectively.

3
Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the non-specific loss reserves component of the valuation allowance on mortgage loans.

Proceeds from the sale of securities available-for-sale during 2010, 2009 and 2008 were $2.2 billion, $4.2 billion and $4.3 billion, respectively.  During 2010, 2009 and 2008, gross gains of $172 million, $189 million and $36 million, respectively, and gross losses of $17 million, $70 million and $25 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

		Included in OCI
(in millions)	Gross		Net
2010
Fixed maturity securities1	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Total other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities1	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Total other-than-temporary impairment losses	$ 992	$ (417)	$ 575

2008
Fixed maturity securities1			$ 1,052
Equity securities			60
Mortgage loans			15
Other			4
Total other-than-temporary impairment losses			$ 1,131

__________

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment.  For the year ended December 31, 2010, the Company recognized $6 million in other-than-temporary impairments related to these securities compared to $168 million and $90 million for the years ended December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the cumulative amounts related to the Company's credit loss portion of the other-than-temporary-impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis as of December 31:

(in millions)	2010	2009

Cumulative credit loss as of January 1, 1	$ 417	$ 507
New credit losses	31	168
Incremental credit losses2	116	72
Subtotal	$ 564	$ 747
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent3	(22)	(63)
Cumulative credit loss as of December 31,1	$ 340	$ 417

__________

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	Includes losses on securities for which the Company can no longer assert that it does not intend to sell the securities.
3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period.  Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(6)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments and include interest rate, foreign exchange, equity market and credit risk. To manage these risks and exposures, the Company uses interest rate contracts, primarily interest rate swaps; currency derivatives, primarily cross-currency swaps and futures; equity derivatives, primarily options and futures; credit default swaps and total return swaps.  The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship.  The Company recognizes all of its derivative instruments as either assets or liabilities at fair value.

Interest Rate Risk Management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

In connection with the MTN program, the Company issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust.  The proceeds from these funding agreements are generally used to purchase fixed rate investments, generally available-for-sale public or private corporate bonds or commercial mortgage loans. In a rising interest rate environment, the Company is exposed to narrowing margins.  To mitigate this risk, the Company enters into interest rate swap contracts to hedge the volatility associated with changes in interest rates.

The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Foreign Currency Risk Management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments, generally fixed maturity securities.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged asset.

In addition, foreign exchange risks associated with foreign currency-denominated MTNs are managed using cross-currency swaps.

Credit Risk Management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity Market Risk Management:  The Company offers a variety of variable annuity products available with living benefit features such as GMABs or GLWBs.  These living benefit features represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts.  The embedded derivatives are carried at fair value. Subsequent changes in the fair value of these embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of these embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contract holder persistency, contract holder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  The Company believes the impact of claims is expected to be mitigated by its economic hedging program.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk.  Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the living benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Derivatives Qualifying for Hedge Accounting

Fair Value Hedge Relationship: For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge certain fixed rate investments such as commercial mortgage loans and certain fixed maturity securities, and

•	Cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

Cash Flow Hedge Relationship:  For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as a cash flow hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge cash flows from variable rate investments such as commercial mortgage loans and certain fixed maturity securities,

•	Interest rate swaps are used to hedge payments of funding agreement liabilities associated with the MTN program,

•	Cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated fixed maturity securities, and

•	Cross-currency swaps are used to hedge payments of foreign currency-denominated funding agreement liabilities associated with the MTN program.

Termination:  The Company is required to discontinue hedge accounting when it is determined that a derivative instrument no longer qualifies as an effective hedge.  Upon such determination, the derivative continues to be carried in the consolidated balance sheet at its fair value with changes in fair value recognized in net realized investment gains and losses.  In a discontinued fair value hedge on available-for-sale securities, changes in the fair value of the previously hedged asset or liability are no longer included in net realized gains and losses, rather are included in accumulated other comprehensive income and reclassified to net realized investment gains and losses through maturity of the hedged item.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Derivatives Not Qualifying for Hedge Accounting

For derivatives that are not designated as a hedging instrument, the gain or loss on the derivative is recognized in net realized investment gains and losses. The Company uses these derivatives in various financial transactions as follows:

•	Futures, options, interest rate swaps and total return swaps are used to hedge certain benefit rider obligations included in variable annuity products, as described above,

•	Interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	Cross-currency swaps and futures are used to hedge foreign currency-denominated assets and liabilities, and

•	Credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2010 and 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

As of December 31, 2010 and 2009, the Company had received $351 million and $532 million, respectively, of cash for derivative collateral, which is included in short-term investments.  The Company held no material securities as off-balance sheet collateral on derivative transactions as of December 31, 2010.  The Company held $32 million as off-balance sheet collateral on derivative transactions as of December 31, 2009.  As of December 31, 2010 and 2009, the Company had pledged fixed maturity securities with a fair value of $28 million and $56 million, respectively, as collateral to derivative counterparties.  There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of the dates indicated:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2010
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 1	$ 78	Other liabilities	$ 37	$ 830
Cross-currency swaps	Other assets	26	132	Other liabilities	18	101
Total derivatives designated as
hedging instruments		$ 27	$ 210		$ 55	$ 931

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	556	10,944	Other liabilities	418	10,225
Cross-currency swaps	Other assets	30	210	Other liabilities	30	210
Credit default swaps	Other assets	1	20	Other liabilities	-	17
Total return swaps	Other assets	12	1,119	Other liabilities	23	1,053
Equity contracts	Other assets	212	2,484	Other liabilities	20	1,124
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	N/A	Future policy benefits and claims	226	N/A
Total derivatives not designated
as hedging instruments		$ 811	$ 14,777		$ 717	$ 12,629

Total derivatives		$ 838	$ 14,987		$ 772	$ 13,560

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2009
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 4	$ 86	Other liabilities	$ 69	$ 1,216
Cross-currency swaps	Other assets	34	93	Other liabilities	36	216
Total derivatives designated as
hedging instruments		$ 38	$ 179		$ 105	$ 1,432

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	409	7,457	Other liabilities	239	5,162
Cross-currency swaps	Other assets	49	211	Other liabilities	49	210
Credit default swaps	Other assets	1	29	Other liabilities	3	82
Total return swaps	Other assets	1	85	Other liabilities	8	556
Equity contracts	Other assets	331	2,505	Other liabilities	10	996
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	-	Future policy benefits and claims	311	N/A
Other embedded derivatives	N/A	-	-	Other liabilities	2	N/A
Total derivatives not designated
as hedging instruments		$ 791	$ 10,287		$ 622	$ 7,006

Total derivatives		$ 829	$ 10,466		$ 727	$ 8,438

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010 1	2009 1

Derivatives in fair value hedging relationships:
Interest rate contracts2	Net realized investment gains (losses)	$ 7	$ 25
Cross-currency swaps2	Net realized investment gains (losses)	1	(2)
Total		$ 8	$ 23

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$ (12)	$ (35)
Cross-currency swaps	Net realized investment gains (losses)	(3)	2
Total		$ (15)	$ (33)
__________
1	Includes $6 million and $8 million of cash paid in the termination of fair value hedging instruments for the years ended December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

2	Excludes $30 million and $37 million of periodic settlements on interest rate contracts which are recorded in net investment income for the years ended December 31, 2010 and 2009, respectively.

The following table present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in AOCI in the consolidated financial statements for the years ended December 31,:

(in millions)	2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	$ 5	$ 12
Cross-currency swaps	(2)	(4)
Currency contracts	22	(19)
Other embedded derivatives	-	(12)
Total	$ 25	$ (23)

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges reclassified from AOCI into income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$ -	$ (4)
Cross-currency swaps	Net realized investment gains (losses)	-	(11)
Currency contracts	Net realized investment gains (losses)	(2)	(4)
Total		$ (2)	$ (19)

The following table presents the realized gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Cross-currency swaps	Net realized investment gains (losses)	$ -	$ (1)
Credit default swaps	Net realized investment gains (losses)	-	(3)
Total 1,2,3		$ -	$ (4)

__________
1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.
2
Excludes $2 million of periodic settlements in interest rate contracts which are recorded in net investment income for the year ended December 31, 2010.  Periodic settlements in interest rate contracts for the year ended December 31, 2009 were immaterial.

3
No cash was paid in the termination of cash flow hedging instruments for the year ended December 31, 2010. Includes $17 million of cash received in the termination of cash flow hedging instruments for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$ (39)	$ (197)
Cross-currency swaps	Net realized investment gains (losses)	-	3
Credit default swaps	Net realized investment gains (losses)	(5)	8
Equity total return swaps	Net realized investment gains (losses)	(136)	7
Equity contracts	Net realized investment gains (losses)	(389)	(739)
Embedded derivatives on guaranteed
benefit annuity programs	Net realized investment gains (losses)	98	1,432
Other embedded derivatives	Net realized investment gains (losses)	(2)	3
Total		$ (473)	$ 517

The previous tables exclude $16 million and $(151) million of net interest settlements on all derivative instruments and $94 million and $63 million of other revenue related to guaranteed benefits on annuities that are also recorded in net realized investment gains (losses) for the year ended December 31, 2010 and 2009, respectively. The previous tables exclude $13 million in losses relating to foreign denominated cash balances for the year ended December 31, 2010, compared to an immaterial balance for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Credit Derivatives

The Company had exposure to credit protection contracts as of the years ended December 31, 2010, 2009 and 2008 and experienced credit event losses of $8 million in 2010, no credit losses in  2009 and credit event losses of $19 million in 2008 on such contracts.  The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated
	potential	fair	potential	fair	potential	fair	potential	fair
(in millions)	risk	value	risk	value	risk	value	risk	value

December 31, 2010
Single sector exposure:
Financial	$ 6	$ -	$ 3	$ -	$ -	$ -	$ 9	$ -
Services	-	-	10	1	-	-	10	1
Total	$ 6	$ -	$ 13	$ 1	$ -	$ -	$ 19	$ 1

December 31, 2009
Single sector exposure:
Financial	$ 35	$ (3)	$ 9	$ -	$ -	$ -	$ 44	$ (3)
Oil & gas pipelines	15	-	-	-	-	-	15	-
Services	-	-	-	-	10	-	10	-
Total	$ 50	$ (3)	$ 9	$ -	$ 10	$ -	$ 69	$ (3)

In addition, the Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting, rather, the Company elected to carry the entire security at fair value with any changes in fair value included in earnings.  Effective July 1, 2010, these securities had a fair value of $35 million and were transferred from available-for-sale securities to trading securities.  At December 31, 2010, the fair value of synthetic collateralized debt obligations, including the embedded credit derivatives, was $45 million.  The fair value represents the maximum future potential loss that could be incurred by the Company as there is no future payment obligation associated with these investments.  Additionally, there are no recourse provisions related to these investments that would enable the Company to recover any losses on these securities from third parties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(7)   Deferred Policy Acquisition Costs

During the second quarter of 2010, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The review covered all assumptions including mortality, lapses, expenses and general and separate account returns.  As a result of this review, certain assumptions were unlocked (DAC unlock).  The unlocked assumptions primarily related to lapse assumptions in the Individual Investment segment, market performance assumptions in the Retirement Plans segment, and mortality, lapse and market performance assumptions in the Individual Protection segment.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2010 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 4	$ -	$ -	$ -	$ 4
Retirement Plans	7	-	-	-	7
Individual Protection	(22)	13	1	-	(8)
Total	$ (11)	$ 13	$ 1	$ -	$ 3

During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in an increase in DAC and other related balances, including sales inducement assets, and a decrease in DAC amortization and other related balances of $219 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 192	$ -	$ -	$ 11	$ 203
Retirement Plans	(8)	-	-	-	(8)
Individual Protection	(44)	(13)	10	-	(47)
Total	$ 140	$ (13)	$ 10	$ 11	$ 148

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns.  Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked.  The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ (429)	$ (3)	$ -	$ (1)	(433)
Retirement Plans	(2)	-	-	-	(2)
Individual Protection	(3)	8	3	-	8
Total	$ (434)	$ 5	$ 3	$ (1)	$ (427)

The following table presents a reconciliation of DAC for the years ended December 31:

	December 31,	December 31,
(in millions)	2010	2009

Balance at beginning of period	$ 3,983	$ 4,524
Capitalization of DAC	634	513
Amortization of DAC, excluding unlocks	(385)	(606)
Amortization of DAC related to unlocks	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other
	(248)	(588)
Balance at end of period	$ 3,973	$ 3,983

(8)	Value of Business Acquired and Other Intangible Assets

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2010	2009

Balance at beginning of period	$ 277	$ 334
Amortization of VOBA	(20)	(49)
Net realized losses on investments	1	1
Subtotal	$ 258	$ 286
Change in unrealized gain (loss) on available-for-sale securities	1	(9)
Balance at end of period	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $18 million, $20 million and $22 million during the years ended December 31, 2010, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes intangible assets as of December 31:

		2010		2009
	Initial	Gross		Gross
	useful	carrying	Accumulated	carrying	Accumulated
(in millions)	life1	amount	amortization	amount	amortization

Amortizing:
VOBA	28 years	$ 595	$ 336	$ 595	$ 318
Total intangible assets		$ 595	$ 336	$ 595	$ 318

__________

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.

During 2009, the Company recorded a $5 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in an $8 million pre-tax charge.  The state insurance licenses had indefinite useful lives and were not previously amortized.  Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses were no longer required as the surviving entities had the required state insurance licenses to conduct business on existing NLICA and NLACA products.  The Company surrendered the state insurance licenses back to each state.  See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $20 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed did not result in material impairment losses on intangible assets during 2010, 2009 and 2008.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA

2011	$ 23
2012	$ 21
2013	$ 19
2014	$ 15
2015	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2008	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2010 and 2009, respectively.  As of the 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2010 and 2009 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(10) Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2010	2009

Liabilities:
Future policyholder benefits	$ 1,794	$ 1,818
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	28	29
Policyholder dividend obligation	121	49
Other policy obligations and liabilities	13	13
Total liabilities	$ 2,099	$ 2,052

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	$ 1,312	$ 1,236
Mortgage loans	224	263
Policy loans	186	191
Other assets	162	135
Total assets	$ 1,884	$ 1,825
Excess of reported liabilities over assets	215	227

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 73	$ 91
Adjustment to policyholder dividend obligation	(73)	(91)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 215	$ 227

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,312	$ 1,236
Amortized cost	1,222	1,253
Shadow policyholder dividend obligation	(90)	(17)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2010	2009	2008

Revenues:
Premiums	$ 83	$ 90	$ 93
Net investment income	101	106	109
Realized investment (losses) gains	(3)	2	(41)
Realized (losses) gains credited to to policyholder benefit obligation	(1)	(7)	37
Total revenues	$ 180	$ 191	$ 198

Benefits and expenses:
Policy and contract benefits	$ 131	$ 133	$ 131
Change in future policyholder benefits and interest credited to
policyholder accounts	(23)	(24)	(17)
Policyholder dividends	56	59	63
Change in policyholder dividend obligation	(3)	4	3
Other expenses	1	1	1
Total benefits and expenses	$ 162	$ 173	$ 181

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 18	$ 18	$ 17
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 12	$ 12	$ 11

Maximum future earnings from assets and liabilities:
Beginning of period	$ 227	$ 239	$ 250
Change during period	(12)	(12)	(11)
End of period	$ 215	$ 227	$ 239

Cumulative closed block earnings from inception through December 31, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $31 million and $32 million as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(11) Variable Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.”  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.
•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

In January 2009, the Company simplified its living benefit guarantees and only offer L.inc on new GLWB sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.  The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2010					2009
	General	Separate	Total	Net	Wtd. avg.	General	Separate	Total	Net	Wtd. avg.
	account	account	account	amount	attained	account	account	account	amount	attained
(in millions)	value	value	value	at risk1	age	value	value	value	at risk1	age

GMDB:
Return of premium	$ 832	$ 8,039	$ 8,871	$ 39	62	$ 729	$ 5,860	$ 6,589	$ 100	61
Reset	1,366	13,242	14,608	305	65	1,622	12,406	14,028	900	64
Ratchet	1,018	15,733	16,751	761	68	1,181	13,836	15,017	1,772	67
Rollup	35	264	299	13	73	42	259	301	18	73
Combo	185	1,731	1,916	192	69	229	1,577	1,806	325	69
Subtotal	$ 3,436	$ 39,009	$ 42,445	$ 1,310	66	$ 3,803	$ 33,938	$ 37,741	$ 3,115	65
Earnings enhancement	25	403	428	29	64	17	373	390	19	64
Total - GMDB	$ 3,461	$ 39,412	$ 42,873	$ 1,339	66	$ 3,820	$ 34,311	$ 38,131	$ 3,134	65

GMAB2:
5 Year	$ 167	$ 2,507	$ 2,674	$ 43	N/A	$ 383	$ 2,640	$ 3,023	$ 172	N/A
7 Year	323	2,192	2,515	52	N/A	394	2,152	2,546	180	N/A
10 Year	68	695	763	13	N/A	70	684	754	39	N/A
Total - GMAB	$ 558	$ 5,394	$ 5,952	$ 108	N/A	$ 847	$ 5,476	$ 6,323	$ 391	N/A

GMIB3:
Ratchet	$ 14	$ 220	$ 234	$ -	N/A	$ 16	$ 242	$ 258	$ -	N/A
Rollup	41	514	555	1	N/A	47	626	673	-	N/A
Total - GMIB	$ 55	$ 734	$ 789	$ 1	N/A	$ 63	$ 868	$ 931	$ -	N/A

GLWB:
L.inc	$ 287	$ 12,030	$ 12,317	$ 430	N/A	$ 230	$ 7,057	$ 7,287	$ 67	N/A
Porfolio income insurance	-	42	42	-	N/A	-	20	20	-	N/A
Total - GLWB	$ 287	$ 12,072	$ 12,359	$ 430	N/A	$ 230	$ 7,077	$ 7,307	$ 67	N/A

__________
1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.2 billion and $5.3 billion as of December 31, 2010 and 2009, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

Net amount at risk is highly sensitive to changes in financial market movements.  See Note 6 for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of deferred variable annuity and variable single premium immediate annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 4,889	$ 4,920
Domestic equity	29,987	24,599
International equity	2,985	3,047
Total mutual funds	$ 37,861	$ 32,566
Money market funds	1,254	1,473
Total	$ 39,115	$ 34,039

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2010	2009

Living benefit riders	$ 168	$ 266
GMDB	$ 46	$ 67
GMIB	$ 2	$ 3

The Company’s GMAB and GLWB living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  As of December 31, 2010 and December 31, 2009, the net balance of the embedded derivatives for living benefits was a liability of $168 million and a liability of $266 million, respectively. The GLWB component of living benefit riders was immaterial in 2010 and 2009, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2010 and 2009.  The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2010, the Company recorded net realized investment losses on living benefits embedded derivatives and related economic hedging activity of $155 million compared to net realized investments gains of $414 million as of December 31, 2009.

The losses recorded during the year ended December 31, 2010 were comprised of $192 million of net realized investment gains on living benefit embedded derivative liabilities and $347 million of related economic hedging losses.  The net realized investment losses were primarily driven by market volatility in the second quarter and mortality and withdrawal assumption updates.  Net realized investment losses on living benefit embedded derivatives resulted in lower amortization of DAC of $63 million during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The gains recorded in 2009 were comprised of $1.5 billion of net realized investment gains on living benefit embedded derivative liabilities and $1.1 billion of related economic hedging losses.  The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates on living benefit embedded derivatives, lower volatility assumptions and an increase to the nonperformance component of the discount rate.  The net realized gains resulted in higher amortization of DAC of $284 million during the year ended December 31, 2009.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $62 million for the year ended December 31, 2010 compared to $132 million for the year ended December 31, 2009.

The following assumptions and methodologies were used to determine the GMDB claim reserves as of December 31, 2010 and 2009:

•	Data used was based on a combination of historical numbers and future projections generally involving 250 probabilistically generated economic scenarios
•	Mean gross equity performance –10.4%
•	Equity volatility –18.0%
•	Mortality – 84% of Annuity 2000 Basic table for males, 93% for females as of December 31, 2010; and 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – approximately 7.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

The Company’s incurred and paid amounts for GMIBs were $3 million and $7 million for the years ended December 31, 2010 and 2009.

The Company did not transfer assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 475	$ 453
Domestic equity	3,267	2,996
International equity	452	417
Total mutual funds	$ 4,194	$ 3,866
Money market funds	203	257
Total	$ 4,397	$ 4,123

(12)	Short-Term Debt

The following table summarizes outstanding short-term debt as of December 31:

[Missing Graphic Reference]
In May 2010, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility.  The new facility matures in May 2011, with an option to convert the outstanding balances into a one-year term loan.  NMIC will guarantee all borrowings under the agreement.  The credit may be used for general corporate purposes.  The borrower has the ability to draw funds at a variable rate based on the Eurodollar rate.  The facility contains financial covenants that require NMIC to maintain a statutory surplus in excess of $7.1 billion and the debt is not to exceed 30% of statutory surplus, both figures determined as of the end of each fiscal quarter.  A breach of these and other named covenants will impact the availability of the line for the other borrowers and may accelerate payment. NLIC had no amounts outstanding under this agreement as of December 31, 2010.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million. The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.  NLIC had $300 million of commercial paper outstanding at December 31, 2010 at a weighted average interest rate of 0.35% and $150 million outstanding at December 31, 2009 at a weighted average interest rate of 0.29%.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  This is an uncommitted facility contingent on the liquidity of the securities lending program.  The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR).  The Company had no amounts outstanding under this agreement as of December 31, 2010 and 2009.

The Company paid immaterial interest on short-term debt in 2010, compared to $1 million and $8 million in 2009 and 2008, respectively.
.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(13) Long-Term Debt

The following table summarizes surplus notes payable to affiliates as of December 31:

(in millions)	2010	2009

8.15% surplus note, due June 27, 2032	$ 300	$ 300
7.50% surplus note, due December 17, 2031	300	300
6.75% surplus note, due December 23, 2033	100	100
Variable funding surplus note, due December 31, 2040	272	-
Other	6	6
Total long-term debt	$ 978	$ 706

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC, issued a variable funding surplus note to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance.  The note will mature in full on December 31, 2040.  The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2015.  As of December 31, 2010, the principal amount outstanding was $272 million.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2010, 2009 and 2008.  Payments of interest and principal under the notes require the prior approval of the ODI.

(14)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2010	2009	2008

Current	$ (91)	$ 165	$ (131)
Deferred	115	(117)	(403)
Federal income tax expense (benefit)	$ 24	$ 48	$ (534)

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2010		2009		2008
(in millions)	Amount	%	Amount	%	Amount	%

Computed tax expense (benefit)	$ 71	35	$ 107	35	$ (497)	35
DRD	(50)	(25)	(56)	(18)	(42)	3
Impact of noncontrolling interest	21	10	18	6	25	(2)
Tax credits	(27)	(13)	(21)	(7)	(26)	2
Other, net	9	5	-	-	6	-
Total	$ 24	12	$ 48	16	$ (534)	38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Total federal income taxes refunded were $35 million, $59 million, and $41 million during the years ended December 31, 2010, 2009 and 2008, respectively.

During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During 2008, the Company refined its separate account DRD calculation and estimation process.  As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14 million to a $4 million benefit.  This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts.  The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed.  These changes in estimates primarily were driven by the Company’s separate account DRD.

As of December 31, 2010, the Company has capital loss carryforwards of $507 million, which expire between 2011 and 2015. In addition, the Company has $67 million in low income housing credit carryforwards, which expire between 2025 and 2030, $5 million in foreign tax credit carryforwards, which will expire in 2020 and $73 million in Alternative Minimum Tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31:

(in millions)	2010	2009

Deferred tax assets:
Future policy benefits and claims	$ 1,030	$ 1,109
Derivatives	27	63
Capital loss carryforward	178	103
Tax credit carryforwards	145	23
Other	236	195
Gross deferred tax assets	$ 1,616	$ 1,493
Less valuation allowance	(24)	(24)
Deferred tax assets, net of valuation allowance	$ 1,592	$ 1,469

Deferred tax liabilities:
Deferred policy acquisition costs	$ (1,071)	$ (1,084)
Securities available-for-sale	(670)	(168)
Value of business acquired	(89)	(96)
Other	(150)	(96)
Gross deferred tax liabilities	$ (1,980)	$ (1,444)
Net deferred tax (liability) asset	$ (388)	$ 25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $24 million, $24 million and $24 million as of December 31, 2010, 2009 and 2008, respectively.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The Company’s current federal income tax liability was $50 million and $109 million as of December 31, 2010 and 2009, respectively.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2010	2009

Balance at beginning of period	$ 95	$ 44
Additions for current year tax positions	18	37
Additions for prior years tax positions	19	15
Reductions for prior years tax positions	(13)	(1)
Balance at end of period	$ 119	$ 95

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2010, is $47 million.

Interest expense and any associated penalties are shown as income tax expense. The Company incurred interest and penalties of $2 million during the year ended December 31, 2010 and an immaterial balance during the year ended December 31, 2009.  The Company had accrued $6 million and $4 million for the payment of interest and penalties at December 31, 2010 and 2009, respectively.

During 2010, the Company had an appeals conference with the Internal Revenue Service (IRS) with respect to our appeal of IRS audit adjustments for the years 2003 to 2005. Though the Company has not yet reached a final settlement with the IRS for these years, it is reasonably possible that this appeal will be resolved in whole or in part within 12 months. As a result, it is reasonably possible that our liability for unrecognized tax benefits could decrease within 12 months by approximately $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005.  The statute remains open for these years as the Company completes the appeals process.  See “Tax Matters” in Note 19 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

(15)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and differ from GAAP materially.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2010	2009	2008
(unaudited)
Statutory net income (loss)
NLIC	$ 560	$ 397	$ (871)
NLAIC	$ (50)	$ (61)	$ (90)

Statutory capital and surplus
NLIC	$ 3,686	$ 3,130	$ 2,750
NLAIC	$ 287	$ 214	$ 123

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions (unaudited)

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  NLIC’s statutory capital and surplus as of December 31, 2010 was $3.7 billion, and statutory net income for the year ended December 31, 2010 was $560 million.  During the year ended December 31, 2010, NLIC did not pay any dividends to NFS.  As of January 1, 2011, NLIC has the ability to pay dividends to NFS totaling $560 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(16)	Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2010	2009	2008

Net unrealized gains (losses) on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$ 1,039	$ 2,374	$ (3,828)
Net non-credit gains	131	38	-
Net adjustment to DAC	(248)	(585)	529
Net adjustment to VOBA	1	(9)	8
Net adjustment to future policy benefits and claims	7	(27)	128
Net adjustment to policyholder dividend obligation	(73)	(91)	89
Related federal income tax (expense) benefit	(300)	(595)	1,076
Net unrealized gains (losses)	$ 557	$ 1,105	$ (1,998)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	5	388	1,102
Related federal income tax benefit	(2)	(136)	(386)
Net losses realized on available-for-sale securities	$ 3	$ 252	$ 716

Other comprehensive gain (loss) on securities available-for-sale	$ 560	$ 1,357	$ (1,282)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	27	(4)	17
Related federal income tax (expense) benefit	(9)	1	(6)
Other comprehensive income (loss) on cash flow hedges	$ 18	$ (3)	$ 11

Other unrealized (losses) gains:
Net unrealized (losses) gains	-	(14)	8
Related federal income tax benefit (expense)	-	5	(3)
Other net unrealized (losses) gains	$ -	$ (9)	$ 5

Unrecognized amounts on pension plans:
Net unrecognized amounts	-	-	(12)
Related federal income tax benefit	-	-	4
Other comprehensive loss on unrecognized pension amounts	$ -	$ -	$ (8)

Total other comprehensive income (loss)	$ 578	$ 1,345	$ (1,274)

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.  The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

As of July 1, 2010, the adoption of FASB ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2010, 2009 and 2008.

(17)	Employee Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC.  Effective January 30, 2008, NMIC merged the NLICA Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC.  All participants are eligible for benefits based on an account balance formula.  However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the final average pay formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula.  An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the final average pay formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.  In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service.  The Company’s portion of expense relating to these plans was $4 million, $11 million, and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The 2008 expense includes a gain of $5 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 18 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees.  Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company.  The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2010, 2009 and 2008.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates.  Associates may make salary deferral contributions of up to 80%.  Salary deferrals of up to 6% are subject to a 50% Company match.  In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA.  However, this plan has no active participants, and is in the process of being terminated.  The Company’s expense for contributions to these plans was $7 million, $9 million, and $6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

(18)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2010, 2009 and 2008, the Company made payments to NMIC and NSC totaling $250 million, $241 million, and $285 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion and $3.1 billion as of December 31, 2010 and 2009, respectively.  Total revenues from these contracts were $139 million, $143 million and $138 million for the years ended December 31, 2010, 2009 and 2008, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $115 million, $116 million, and $116 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2010, 2009 and 2008, the Company made lease payments to NMIC of $20 million, $21 million, and $22 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2010, 2009 and 2008 were $209 million, $177 million, and $202 million, respectively, while benefits, claims and expenses ceded during these years were $241 million, $196 million, and $219 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2010, 2009 and 2008, customer allocations to NFG funds totaled $30.5 billion, $23.7 billion and $18.1 billion, respectively.  For the years ended December 31, 2010, 2009, and 2008, NFG paid the Company $103 million, $79 million, and $77 million, respectively, for the distribution and servicing of these funds.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $762 million and $919 million as of December 31, 2010 and 2009, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2010, 2009 and 2008 were $61 million, $48 million, and $53 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans.  In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $13 million, $11 million, and $11 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Refer to Note 13 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25 million of the affiliate’s 5.6% senior notes due November 16, 2016.  The notes are secured by certain pledged mortgage servicing rights.  The note is payable in seven equal principal installments of $4 million, which began November 6, 2010.  Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14.  Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC.  No payments to (from) NMIC were made for the year ended December 31, 2010. Total payments to (from) NMIC were $4 million and ($23) million during the years ended December 31, 2009 and 2008, respectively.  These payments related to tax years prior to deconsolidation.

During 2009, NLIC received a $20 million capital contribution from NFS.

During 2010 and 2009, NLIC did not pay dividends to NFS.  In 2008 NLIC paid dividends to NFS totaling $461 million.

During 2010 and 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $117 million and $273 million, respectively, to NMIC.  The sale resulted in a net realized loss of $21 million and $34 million in 2010 and 2009, respectively to the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

During 2009, the Company sold private equity investments to NMIC for $61 million.  The private equity investments were carried and sold at fair value.  No gain or loss was recognized on the sale.

(19)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, revenue sharing and bidding arrangements, market-timing, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board.  If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 3, 2010, the Company filed a motion to dismiss the amendment to the complaint.  On October 17, 2010, the plaintiff filed motions to intervene in Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association and also in Coker, et. al. v. NLIC, et. al.  The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  On April 2, 2010, NRS and NLIC filed an answer.  On June 4, 2010, the plaintiffs filed a motion for class certification.  On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification.  On October 17, 2010, Twanna Brown filed a motion to intervene in this case.  On October 22, 2010, the parties to this action have executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown’s motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown’s motion to stay.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case.  NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiffs’ motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the sixth amended complaint and a third amended counterclaim.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments.  On July 23, 2010, the District Court denied the Companies’ motion for class certification and dismissed the counterclaim.  On August 6, 2010, the Companies filed a motion for reconsideration of the ruling on the motion for certification of counterclaim defendants’ class certification order and also filed a motion for leave to amend the answer to the plaintiffs’ sixth amended complaint and third amended counterclaim.  These motions were denied on November 8, 2010. On October 20, 2010, the Second Circuit Court of Appeals granted NLIC’s 23(f) petition agreeing to hear an appeal of the District Court’s order granting class certification.  On October 21, 2010, the Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  NFS and NLIC continue to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide’s Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. The Company intends to defend this case vigorously.

Tax Matters

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision.  On August 16, 2007, the IRS issued Revenue Ruling 2007-54.  This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD.  The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009.  The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151 million. The Company is still at appeals on this issue  and believes that it will ultimately prevail based on technical merits.

(20) Guarantees

Since 2002, the Company has sold $747 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025.  As of December 31, 2010 and 2009, the Company held guarantee reserves totaling $6 million and $6 million, respectively, on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $908 million.  The Company does not anticipate making any material payments related to these guarantees.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

As of December 31, 2010, the Company did not hold any material stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits.  Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others.  Properties meeting the necessary criteria are considered to have “stabilized.”  The properties are evaluated regularly, and the collateral is released when stabilized.  During 2010, the stabilization reserve was not increased materially and no portion was released into income.  In 2009, $1 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees.  To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds.  This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(21) Variable Interest Entities

In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE.  There is a review of the entity’s contract and other deal related information, such as 1) the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impacts the entity’s performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity.

The Company was not required and does not intend to provide financial or other support outside previous contractual requirements to any VIE.

Low-Income-Housing Tax Credit Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated LIHTC Funds.  The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 22 and 19 LIHTC Funds that are considered VIEs as of December 31, 2010 and December 31, 2009, respectively, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $355 million and $351 million as of December 31, 2010 and December 31, 2009, respectively, composed primarily of other long-term investments of $315 million and $314 million as of the same respective dates.

Two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LITHC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2010 and December 31, 2009 (except for the impact of guarantees disclosed in Note 20 to the 2009 audited consolidated financial statements).  Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market.  The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary.  The carrying amount of these unconsolidated VIEs was $157

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

million and $110 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss on these unconsolidated VIEs was $218 million and $123 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Fixed Maturity Securities

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performances.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 5 for additional disclosures related to these investments.

(22)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.  Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product.  The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other income2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

_________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other income2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

__________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2008
Revenues:
Policy charges	$ 603	$ 120	$ 618	$ -	$ 1,341
Premiums	120	-	274	-	394
Net investment income	530	651	486	198	1,865
Non-operating net realized investment losses1	-	-	-	(387)	(387)
Other-than-temporary impairment losses	-	-	-	(1,131)	(1,131)
Other income2	110	1	-	(76)	35
Total revenues	$ 1,363	$ 772	$ 1,378	$ (1,396)	$ 2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 379	$ 436	$ 196	$ 162	$ 1,173
Benefits and claims	379	-	489	(12)	856
Policyholder dividends	-	-	93	-	93
Amortization of DAC	648	41	130	(127)	692
Amortization of VOBA and other intangible assets	8	1	22	-	31
Interest expense	-	-	-	62	62
Other operating expenses	189	152	193	97	631
Total benefits and expenses	$ 1,603	$ 630	$ 1,123	$ 182	$ 3,538

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ (240)	$ 142	$ 255	$ (1,578)	$ (1,421)
Less: non-operating net realized investment losses1	-	-	-	387
Less: non-operating net other-than-temporary impairment losses	-	-	-	1,131
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(139)
Less: net loss attributable to noncontrolling interest	-	-	-	72
Pre-tax operating earnings (loss)	$ (240)	$ 142	$ 255	$ (127)

Assets as of year end	$ 42,508	$ 22,498	$ 20,360	$ 6,438	$ 91,804

__________

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                   Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2010 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 497	$ 584	$ 584
Obligations of states and political subdivisions	1,410	1,377	1,377
Debt securities issued by foreign governments	110	123	123
Public utilities	2,492	2,655	2,655
All other corporate	21,104	21,695	21,695
Total fixed maturity securities available-for-sale	$ 25,613	$ 26,434	$ 26,434
Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	$ 23	$ 24	$ 24
Industrial, miscellaneous and all other	3	4	4
Nonredeemable preferred stocks	13	14	14
Total equity securities available-for-sale	$ 39	$ 42	$ 42
Trading assets	49	45	45
Mortgage loans, net	6,211		6,125
Policy loans	1,088		1,088
Other long-term investments	513		513
Short-term investments, including amounts managed by a related party	1,062		1,062
Total investments	$ 34,575		$ 35,309

__________

1 Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 5 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                           Supplementary Insurance Information

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470
2008
Individual Investments	$ 1,883	$ 12,477			$ 120
Retirement Plans	290	11,498			-
Individual Protection	1,735	8,351			274
Corporate and Other	616	3,389			-
Total	$ 4,524	$ 35,715			$ 394

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697
2008
Individual Investments	$ 530	$ 758	$ 648	$ 197
Retirement Plans	651	436	41	153
Individual Protection	486	778	130	215
Corporate and Other	198	150	(127)	159
Total	$ 1,865	$ 2,122	$ 692	$ 724
________
1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                           Reinsurance

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2010

Life insurance in force	$ 208,920	$ 64,755	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ 88	$ 1	$ 483	0.2%
Accident and health insurance	238	241	4	1	NM
Total	$ 808	$ 329	$ 5	$ 484	1.0%

2009

Life insurance in force	$ 208,485	$ 76,136	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ 80	$ -	$ 469	-
Accident and health insurance	212	223	12	1	NM
Total	$ 761	$ 303	$ 12	$ 470	2.6%

2008

Life insurance in force	$ 208,071	$ 75,092	$ 12	$ 132,991	-

Premiums:
Life insurance 1	$ 477	$ 84	$ 1	$ 394	0.3%
Accident and health insurance	183	209	26	-	NM
Total	$ 660	$ 293	$ 27	$ 394	6.9%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2010, 2009 and 2008 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2010
Valuation allowances - mortgage loans on real estate	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans on real estate	$ 42	$ 85	$ -	$ 50	$ 77

2008
Valuation allowances - mortgage loans on real estate	$ 25	$ 20	$ -	$ 3	$ 42

__________

1	Amounts represent transfers to real estate owned and recoveries.

Unassociated Document
The Best of America® CHOICE Annuity®
Key Bank CHOICE Annuity®
Paine Webber CHOICE Annuity®

Nationwide Life Insurance Company
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2011 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.  Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2011 ) which contains additional information about the contracts and the Variable Account, including the Condensed Financial Information for the various Variable Account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 35.  For general information or to obtain FREE copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-235-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about Nationwide and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information , material incorporated by reference, and other information.

These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Victory Variable Insurance Funds
•	Wells Fargo Variable Trust

1

For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds."  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase payments not invested in the underlying mutual funds of the Variable Account may be allocated to the Fixed Account and/or Guaranteed Term Options .

2

Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Variable Account Contract Value before the Annuitization Date.

Annuitant- The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin.  This date may be changed by the Contract Owner with Nationwide's consent.

Annuity Unit- An accounting unit of measure used to calculate variable annuity payments.

Co-Annuitant(s)- The person(s) designated by the Contract Owner to receive the Spousal Protection Feature.

Contract Owner(s)- the person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value- The total value of all Accumulation Units plus any amount held in the Fixed Account, any amount held under Guaranteed Term Options, and any amounts transferred as a loan to the collateral Fixed Account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Fixed Account- An investment option that is funded by Nationwide's General Account.  Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option- Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.   All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

Qualified Plans- Retirement plans that receive favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

Sub-Accounts- Divisions of the Variable Account each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation Date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 pm EST, but may close earlier on certain days and as conditions warrant.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-9, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

3

Table of Contents
Page
Glossary of Special Terms	3
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	7
Example	7
Synopsis of the Contracts	8
Surrenders
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Financial Statements	9
Condensed Financial Information	9
Nationwide Life Insurance Company	10
Nationwide Investment Services Corporation	10
Investing in the Contract	10
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	12
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges, and Deductions	14
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Short-Term Trading Fees
Premium Taxes
Optional Contract Benefits, Charges and Deductions	15
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Spousal Protection Annuity Option
Beneficiary Protector Option
Removal of Variable Account Charges	17
Contract Ownership	17
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	18
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Examine and Cancel	22
Surrender (Redemption) Prior to Annuitization	23
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

4

Table of Contents (continued)	Page
Loan Privilege	24
Minimum and Maximum Loan Amounts
Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	25
Contract Owner Services	25
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	27
Annuitizing the Contract	27
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	29
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
Death Benefit Payment
Statements and Reports	31
Legal Proceedings	32
Table of Contents of Statement of Additional Information	35
Appendix A: Underlying Mutual Funds	36
Appendix B: Condensed Financial Information	48
Appendix C: Contract Types and Tax Information	91

5

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%1
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.
Loan Processing Fee	$252
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)5
Mortality and Expense Risk Charge	1.20%
Death Benefit Options (an applicant may elect one)
Greater of One-Year or 5% Enhanced Death Benefit Option Total Variable Account charges (including this option only)	0.15% 1.35%
5% Enhanced Death Benefit Option (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option)
Total Variable Account charges (including this option only)
0.05% 1.25%
Guaranteed Minimum Income Benefit Options (no longer available)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.65%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account charges (including this option only)	0.30% 1.50%
Spousal Protection Annuity Option6 Total Variable Account charges (including this option only)	0.00% 1.20%
Beneficiary Protector Option
Total Variable Account charges (including this option)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40% 1.60%

6

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.20%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Spousal Protection Annuity Option	0.00%
Beneficiary Protector Option	0.40%
Maximum Possible Total Variable Account Charges	2.20%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2010 , charged by the underlying mutual funds that you may pay periodically during the life of the contract.  The table does not reflect short-term trading fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	2.43%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
(1) 10% of all purchase payments made to the contract; or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or Qualified Plans.
2 Nationwide assess es a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.
3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.
4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is 2.25%.
5 These charges apply only to Sub-Account allocations.  They do not apply to allocations made to the Fixed Account or the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.
6 The Spousal Protection Annuity Option is only available for contracts issued as Individual Retirement Annuities and Non-Qualified contracts.

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (2.20%).

7

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 2.43%)	$ 1,116	$ 1,910	$ 2,707	$ 4,892	*	$ 1,460	$ 2,437	$ 4,892	$ 486	$ 1,460	$ 2,437	$ 4,892
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.27%)	$ 889	$ 1,247	$ 1,631	$ 2,893	*	$ 797	$ 1,361	$ 2,893	$ 259	$ 797	$ 1,361	$ 2,893

*The contracts sold under this prospectus do not permit annuitization during the first 2 Contract Years.
Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant."

The contracts can be categorized as follows:

•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs"), with contributions rolled-over or transferred from certain tax Qualified Plans;
•	Investment-only;
•	Non-Qualified;
•	Roth IRAs; and
•	Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" in "Appendix C: Contract Types and Tax Information" later in this prospectus.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing (see "Surrender (Redemption) Prior to Annuitization").  After the Annuitization Date, surrenders are not permitted (see "Surrender (Redemption) After Annuitization").

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
Tax Sheltered Annuity*	$10,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

8

Charges and Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

An optional death benefit is available under the contract and must be elected at the time of application.  For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account if the Greater of One-Year or 5% Enhanced Death Benefit Option is elected.  For contracts issued prior to January 2, 2001, or on a date prior to which state insurance authorities approve the contract option listed above, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account if the 5% Enhanced Death Benefit Option is elected (see "Death Benefit Payment").

For contracts issued prior to May 1, 2003, 2 Guaranteed Minimum Income Benefit options were available at the time of application.  If the Contract Owner elected a Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the Daily Net Assets of the Variable Account depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

A Spousal Protection Annuity Option is available at the time of application for no additional charge.

A Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.  If the Contract Owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").   Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period , less withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value , less withdrawals from the contract and applicable federal and state income tax withholding.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to "Appendix B: Condensed Financial Information" for information regarding the minimum and

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maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act").  In reliance on that exemption, Nationwide does not file periodic reports that would otherwise be required under the 1934 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a Variable Account that contains the underlying mutual funds listed in "Appendix A: Underlying Mutual Funds."  The Variable Account was established on May 22, 1997, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations.  Contract Owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the Variable Account are NOT publicly traded funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract Owners should read these prospectuses carefully before investing.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

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The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of the underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account, meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters the Variable Account.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken for any reason before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from the Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract Owners can obtain a GTO prospectus by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

For Contract Owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide's General Account.  The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed

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Account at its sole discretion.  Nationwide reserves the right to refuse transfers into the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations that are entering a new guarantee period.  The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the Contract Owner's Fixed Account matures.  At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the Fixed Account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.  The Contract Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the Fixed Account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for Contract Owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For Contract Owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the Fixed Account will be assessed a fee of 0.40%.  Consequently, any guaranteed interest rate of return for assets in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the Fixed Account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts.   These gurantees are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

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Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the 2 .

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2010 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 61% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

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For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges , and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC, as described below.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.  For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's General Account, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:

(a)	10% of all purchase payments; or

(b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

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In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)	upon payment of a death benefit; or

(3)	from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account, or the Variable Account.

A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the Contract Value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A: Underlying Mutual Funds" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments; or

•	surrenders of Accumulation Units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Optional Contract Benefits, Charges, and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

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Death Benefit Options

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Greater of One-Year or 5% Enhanced Death Benefit Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit, is discussed in the "Death Benefit Payment" provision later in this prospectus.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annual rate of 0.05% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit, is discussed in the "Death Benefit Payment" provision later in this prospectus.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the Contract Owner could have purchased a Guaranteed Minimum Income Benefit option at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the Daily Net Assets of the Variable Account, depending on which option was chosen.  Nationwide may realize a profit from the charges assessed for these options.

Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Spousal Protection Annuity Option

An applicant for an Individual Retirement Annuity or a Non-Qualified Contract may elect the Spousal Protection Annuity Option at no additional cost.  If the Spousal Protection Annuity Option is elected, the contract must meet the following requirements:

(1)
one or both of the spouses must be named as the Contract Owner.  For contracts issued as Individual Retirement Annuities, only the person for whom the Individual Retirement Annuity is established may be named as the sole Contract Owner;

(2)	both spouses must be named as Co-Annuitants and both must be age 85 or younger at the time the contract is issued;

(3)	no other person may be named as Contract Owner, joint owner, contingent owner, Annuitant, Co-Annuitant or primary beneficiary; and

(4)
if both spouses are alive upon annuitization, the Contract Owner(s) must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend.  For contracts issued as Individual Retirement Annuities, the person to receive annuity payments at the time of annuitization must be the Contract Owner.

Election of the Spousal Protection Annuity Option permits the following:

If one Annuitant dies prior to annuitization of the contract, the surviving spouse may continue the contract as the sole Contract Owner.  If the surviving spouse chooses to continue the contract, he or she may name a new beneficiary but may not name another Co-Annuitant.

If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Annuity Option to cover a subsequent spouse.

If the death benefit is higher than the Contract Value at the time of the death of any Annuitant, the Contract Value will be adjusted to equal the death benefit amount.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, the Contract Owner may purchase a Beneficiary Protector Option.  Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the Annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the Annuitant.  Upon the death of the Annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner and subject to any mandatory distribution rules.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

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The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a =	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b =	purchase payments, proportionately adjusted for withdrawals; and

c =	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:

a =	Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b =	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;

c =	purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d =	any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:

(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the contract anniversary to the contract;

(b)	the benefit will terminate and will no longer be in effect; and

(c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the Sub-Accounts of the Variable Account, the Fixed Account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves 2 steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% until the credit is applied.  After the credit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.20%.  Thus, the Beneficiary Protector Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.20% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Contract Ownership

The Contract Owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in contract

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ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office.  Once recorded, the change will be effective as of the date the request was signed.

However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.  No change will be effective unless and until it is received and recorded at Nationwide's home office.

The Contract Owner may also request a change in the Annuitant, contingent Annuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Contract Owner; and

•	received at Nationwide's home office before the Annuitization Date.

Nationwide must review and approve any change requests.  If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract Owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both Contract Owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.

The Contract Owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the Contract Owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner and/or contingent Annuitant.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The Contract Owner may change the beneficiary or contingent beneficiary during the Annuitant's lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not effect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
Tax Sheltered Annuity*	$10,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant.  If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment

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being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase.  The application and all necessary information must be complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide. If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date .

Except on the days listed below and on weekends, purchase payments, transfers, and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.   If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account, and/or Guaranteed Term Options as instructed by the Contract Owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value and then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract Owners can change allocations or make exchanges among the Sub-Accounts, Fixed Account, or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

(1)	the value of amounts allocated to the Sub-Accounts of the Variable Account;

(2)	amounts allocated to the Fixed Account; and

(3)	amounts allocated to a Guaranteed Term Option.

If part or all of the Contract Value is surrendered, or charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each of the Sub-Accounts, and amounts from the Fixed Account and Guaranteed Term Options based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period);

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period;

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(c)
is a factor representing the daily Variable Account charges, which may include charges for contract options chosen by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.20% to 2.20% of the Daily Net Assets of the Variable Account, depending on which contract features the Contract Owner chose.

Based on the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining the Fixed Account Value

Nationwide determines the value of the Fixed Account by:

(1)	adding all amounts allocated to the Fixed Account, minus any amounts previously transferred or withdrawn;

(2)	adding any interest earned on the amounts allocated; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract Owners may request to have Fixed Account allocations transferred to the Variable Account or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such Fixed Account allocations to be transferred to the Variable Account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the Fixed Account allocation reaching the end of an interest rate guarantee period.  Transfers of the Fixed Account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account to the Variable Account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the Fixed Account to the Variable Account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the Fixed Account that is maturing.

For new purchase payments allocated to the Fixed Account, or transfers to the Fixed Account from the Variable Account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the 1-year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the Fixed Account and amounts transferred to the Fixed Account must remain on deposit.

Transfers to the Fixed Account

Contract Owners may request to have Variable Account allocations transferred to the Fixed Account at any time.  Normally, Nationwide will not restrict transfers from the Variable Account to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account.  Except as noted below, the transfer limit will not be less than 10% of the combined value of the Variable Account and amounts allocated to the Guaranteed Term Options for any 12 month period.  Nationwide also reserves the right to refuse transfers to the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

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Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to Contract Owners.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in 1 day, this counts as 1 transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or 1 underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as 1 transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier,

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

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Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisors via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisors will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less withdrawals from the contract and any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less withdrawals from the contract any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

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Surrender (Redemption) Prior to Annuitization

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Nationwide may be required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to 6 months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in "Appendix C: Contract Types and Tax Information."

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The Contract Owner may take the CDSC from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the Contract Owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the Fixed Account and interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the Contract Owner reaches age 59½, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

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In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract Owners of Tax Sheltered Annuities can take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Loan Processing Fee

Nationwide charges a $25 loan processing fee at the time each new loan is processed.  This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the Sub-Accounts, Fixed Account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral Fixed Account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.  If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

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Loan Repayment

Loans must be repaid in 5 years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.   The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every 3 months or on another frequency if permitted by Nationwide.  If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.   Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.   With this service, the Contract Owner benefits from the ability to invest

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in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.   Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts:

•	Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class R

•	NVIT - NVIT Federated NVIT High Income Bond Fund: Class III

•	NVIT - NVIT Government Bond Fund: Class I

•	NVIT - NVIT Money Market Fund: Class I

The following underlying mutual fund is only available for Dollar Cost Averaging in contracts for which good order applications were received before May 1, 2008:

•	Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares

to any other Sub-Account(s) .  Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.   Transfers from the Fixed Account must be equal to or less than 1/30 th of the Fixed Account value at the time the program is requested.  Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.   When a Contract Owner instructs Nationwide to stop transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging."

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options.  Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account.  Each enhanced rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including the enhanced rate Fixed Account, for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through Systematic Withdrawals.  If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	10% of all purchase payments made to the contract as of the withdrawal date;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the Contract Value based on the Contract Owner's age, as shown in the table that follows:

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Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract Value and Contract Owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office.  For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the free look period (see "Right to Examine and Cancel").

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in "Appendix C: Contract Types and Tax Information").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise.  Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the "Appendix A: Underlying Mutual Funds."

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one underlying mutual fund to another.

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The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges may only be made on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

Guaranteed Minimum Income Benefit ("GMIB") options are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

What is a GMIB?

A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are 2 options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the Contract Owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the Annuitant's 86th birthday;

(b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as reductions to the Contract Value caused by surrenders.  For example, a surrender which reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:

(1)	the application of additional purchase payments;

(2)	surrenders; or

(3)	transfers from the Variable Account,

then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.

If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of the Variable Account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest Contract Value on any contract anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.  Prior to the first contract anniversary, the Guaranteed Annuitization Value will be equal to the amount of purchase payments paid, less an adjustment for amounts surrendered.

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When May the Guaranteed Annuitization Value be Used?

The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30 -day period following any contract anniversary:

(1)	after the contract has been in effect for 7 years; AND

(2)	the Annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization Value?

The Contract Owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is irrevocable and will remain for as long as the contract remains in force.

Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦ A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦ Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦ The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.

♦ Please take advantage of the guidance of a qualified financial advisor in evaluating the GMIB options, and all other aspects of the contract.

♦ GMIB may not be approved in all state jurisdictions.

Annuity Payment Options

Contract Owners must elect an annuity payment option before the Annuitization Date.  If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

The annuity payment options are:

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only 1 annuity payment.  The Annuitant will only receive 2 annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under Life Annuity, there is no guaranteed number of payments.  Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only 1 annuity payment.  No death benefit payment will be paid.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant's death.

Not all of the annuity payment options may be available in all states.  Contract Owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner – Non-Qualified Contracts

If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner.  If no joint owner is named, the contingent owner becomes the Contract Owner.  If no contingent owner is named, the last surviving Contract Owner's estate becomes the Contract Owner.

If the Contract Owner and Annuitant are the same, and the Contract Owner/Annuitant dies before the Annuitization Date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in "Appendix C: Contract Types and Tax Information."

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Death of Annuitant – Non-Qualified Contracts

If the Annuitant who is not a Contract Owner dies before the Annuitization Date, a death benefit is payable to the beneficiary unless a contingent Annuitant is named.  If a contingent Annuitant is named, the contingent Annuitant becomes the Annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant's death.

If no beneficiaries survive the Annuitant, the contingent beneficiary(ies) receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a Contract Owner who is also the Annuitant dies before the Annuitization Date, a death benefit is payable according to the "Death of Annuitant – Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a Contract Owner/Annuitant dies before the Annuitization Date.

If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract Owners may select 1 of 2 death benefits available under the contract at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the One-Year Step Up Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the Annuitant's death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.  After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account or GTO will remain invested and will not be allocated to the available money market Sub-Account.

If a Contract Owner who is also the Annuitant dies, and the beneficiary is the Contract Owner/ Annuitant's spouse who is:

(a)	eligible to continue the contract; and

(b)	entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the Contract Value adjusted to include the difference between the death benefit (if greater than the Contract Value) and the Contract Value at the time of the Contract Owner/Annuitant's death.

One-Year Step Up Death Benefit (Standard Death Benefit)

If no optional death benefit is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The standard death benefit includes the Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Greater of One-Year or 5% Enhanced Death Benefit Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

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If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant's 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the Contract Value was reduced on the date(s) of partial surrender(s).

This death benefit option includes the Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

(1)	the Contract Value; or

(2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes the Long-Term Care/Nursing Home Waiver.

Long-Term Care/Nursing Home Waiver

No CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server.  To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

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IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.

A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by calling 1-866-223-0303 or by writing to the address on page 1 of this prospectus.  Nationwide will reinstitute individual delivery within 30 days after receiving notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigations matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, the allocation of compensation, revenue sharing and bidding arrangements, market-timing, anticompetitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board. If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual

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damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 10, 2011, the plaintiff filed a Notice of Dismissal. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. On April 2, 2010, NRS and NLIC filed an answer. On June 4, 2010, the plaintiffs filed a motion for class certification. On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification. On October 17, 2010, Twanna Brown filed a motion to intervene in this case. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown's motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown's motion to stay. On February 28, 2011, the Court entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification. On March 3, 2011, ASEA and PEBCO filed a cross claim against NLIC and NRS seeking indemnification. On March 9, 2011, the Court severed the cross claim. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on Behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et al. The plaintiffs seek to represent a class of all current or former NEA members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated ERISA by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On May 23, 2008, the Court granted the defendants' motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case and entered judgment. The plaintiffs did not file a writ of certiorari with the US Supreme Court. NLIC intends to continue to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On March

33

2, 2011, the Company filed its brief in the 2nd Circuit Court of Appeals. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company . The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc. The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of " All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS. The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS. The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($18,586, 380 ), prejudgment interest, loss of investment income from ING due to Nationwide's assessment of the market value adjustment, and an accounting. On March 8, 2007 the Company filed a motion to remove this case from state court to federal court in Missouri. On March 20, 2007 the State filed a motion to remand to state court and to stay court order. On April 3, 2007 the case was remanded to state court. On June 25, 2007 the Companies filed an Answer. On October 16, 2009, the plaintiff filed a partial motion for summary judgment. On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies. On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted Nationwide's motion for summary judgment and dismissed the case. On March 8, 2011, the Missouri Court of Appeals reversed the granting of Nationwide's motion for summary judgment and directed the trial court to enter judgment in favor of the State and against Nationwide in the amount of $18,586, 380 , plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. The Companies intend to defend this case vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 08241
Securities Act of 1933 Registration File No. 333-53023

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Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:

STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees").

FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Credit Suisse Trust - International Equity Flex III Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Capital appreciation.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

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Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF

37

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF

38

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF

Invesco - Invesco V.I. Capital Appreciation Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

39

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

40

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

41

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I)

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index (“MSCI EAFE»Index”) as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

42

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

43

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I)

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III)

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

44

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

45

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Designation: STTF

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

46

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: STTF

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A
Investment Advisor:	Victory Capital Management, Inc.
Investment Objective:	Long-term growth of capital.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

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Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.20%) and contracts with all optional benefits available on December 31, 2010 (the maximum Variable Account charge of 2.20%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                        1-800-848-6331, TDD 1-800-238-3035
writing:                        Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                      www.nationwide.com

No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.744818	10.937267	25.07%	28,682	2010
	6.204371	8.744818	40.95%	19,126	2009
	10.000000	6.204371	-37.96%	598	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.349734	12.826176	3.86%	176,371	2010
	11.341243	12.349734	8.89%	145,458	2009
	11.664298	11.341243	-2.77%	131,207	2008
	10.782991	11.664298	8.17%	100,852	2007
	10.743070	10.782991	0.37%	106,446	2006
	10.705893	10.743070	0.35%	214,400	2005
	10.240855	10.705893	4.54%	277,614	2004
	10.000000	10.240855	2.41%	42,431	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.729347	13.228101	12.78%	233,462	2010
	10.052611	11.729347	16.68%	297,188	2009
	15.554749	10.052611	-35.37%	371,991	2008
	15.755326	15.554749	-1.27%	471,697	2007
	13.618988	15.755326	15.69%	612,488	2006
	13.173845	13.618988	3.38%	771,621	2005
	11.800602	13.173845	11.64%	830,554	2004
	9.233496	11.800602	27.80%	964,050	2003
	11.591056	9.233496	-20.34%	1,020,097	2002
	12.802086	11.591056	-9.46%	1,029,114	2001

48

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.247605	12.074087	17.82%	19,678	2010
	7.981902	10.247605	28.39%	25,824	2009
	10.679075	7.981902	-25.26%	36,287	2008
	11.064576	10.679075	-3.48%	30,504	2007
	10.000000	11.064576	10.65%	29,135	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.080182	13.100288	8.44%	85,377	2010
	10.000000	12.080182	20.80%	48,206	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.102183	11.201853	10.89%	375	2010
	10.000000	10.102183	1.02%	5,262	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.369464	15.377498	24.32%	21,926	2010
	10.013642	12.369464	23.53%	26,538	2009
	14.670723	10.013642	-31.74%	34,422	2008
	14.947780	14.670723	-1.85%	43,574	2007
	13.223234	14.947780	13.04%	63,159	2006
	12.480627	13.223234	5.95%	78,168	2005
	10.364013	12.480627	20.42%	150,306	2004
	7.613403	10.364013	36.13%	57,814	2003
	10.000000	7.613403	-23.87%	34,808	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ	10.182340	11.550728	13.44%	94,433	2010
	7.705099	10.182340	32.15%	103,702	2009
	11.892933	7.705099	-35.21%	128,356	2008
	11.168633	11.892933	6.49%	189,755	2007
	10.351504	11.168633	7.89%	243,757	2006
	10.111287	10.351504	2.38%	348,087	2005
	9.635655	10.111287	4.94%	416,867	2004
	7.739942	9.635655	24.49%	470,691	2003
	11.025487	7.739942	-29.80%	550,359	2002
	14.414394	11.025487	-23.51%	692,335	2001

49

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.595206	13.156042	13.46%	797,377	2010
	9.289668	11.595206	24.82%	940,459	2009
	14.958510	9.289668	-37.90%	1,073,913	2008
	14.385200	14.958510	3.99%	1,354,191	2007
	12.605780	14.385200	14.12%	1,791,197	2006
	12.186711	12.605780	3.44%	2,265,193	2005
	11.148445	12.186711	9.31%	2,653,753	2004
	8.790442	11.148445	26.82%	2,862,626	2003
	11.460136	8.790442	-23.30%	3,065,137	2002
	13.209188	11.460136	-13.24%	3,142,328	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.797113	14.580318	13.93%	204,371	2010
	10.568422	12.797113	21.09%	228,046	2009
	15.183971	10.568422	-30.40%	274,183	2008
	14.346155	15.183971	5.84%	342,325	2007
	12.465876	14.346155	15.08%	469,328	2006
	12.087664	12.465876	3.13%	595,910	2005
	11.646776	12.087664	3.79%	630,995	2004
	9.728623	11.646776	19.72%	694,070	2003
	11.823034	9.728623	-17.71%	724,249	2002
	13.195948	11.823034	-10.40%	696,448	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.232405	16.329532	7.20%	265,451	2010
	12.801405	15.232405	18.99%	329,710	2009
	13.975403	12.801405	-8.40%	409,040	2008
	13.423384	13.975403	4.11%	525,970	2007
	13.044103	13.423384	2.91%	653,677	2006
	13.033001	13.044103	0.09%	786,540	2005
	12.730457	13.033001	2.38%	870,384	2004
	12.313044	12.730457	3.39%	1,092,566	2003
	11.401464	12.313044	8.00%	1,248,204	2002
	10.684388	11.401464	6.71%	635,197	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.252378	11.419590	11.38%	59,127	2010
	8.358168	10.252378	22.66%	22,773	2009
	11.291189	8.358168	-25.98%	24,272	2008
	10.519576	11.291189	7.34%	140	2007
	10.000000	10.519576	5.20%	0	2006*

50

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.702572	10.978165	13.15%	12,974	2010
	7.625956	9.702572	27.23%	19,788	2009
	11.471058	7.625956	-33.52%	19,788	2008
	10.539579	11.471058	8.84%	14,056	2007
	10.000000	10.539579	5.40%	21,095	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.214958	10.561122	14.61%	16,157	2010
	7.097840	9.214958	29.83%	21,569	2009
	11.601646	7.097840	-38.82%	14,575	2008
	10.559747	11.601646	9.87%	6,248	2007
	10.000000	10.559747	5.60%	8,232	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.867305	10.439308	17.73%	89,907	2010
	6.081720	8.867305	45.80%	75,500	2009
	13.500848	6.081720	-54.95%	99,375	2008
	9.383035	13.500848	43.89%	97,775	2007
	10.000000	9.383035	-6.17%	35,409	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.092259	14.886926	13.71%	718,639	2010
	10.190835	13.092259	28.47%	945,589	2009
	18.002932	10.190835	-43.39%	1,116,121	2008
	17.968073	18.002932	0.19%	1,437,224	2007
	15.144659	17.968073	18.64%	1,839,844	2006
	14.493567	15.144659	4.49%	2,159,695	2005
	13.170455	14.493567	10.05%	2,373,559	2004
	10.236736	13.170455	28.66%	2,382,653	2003
	12.483021	10.236736	-17.99%	2,311,460	2002
	13.313013	12.483021	-6.23%	1,916,093	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.600829	12.993343	22.57%	642,503	2010
	8.372807	10.600829	26.61%	774,251	2009
	16.060924	8.372807	-47.87%	957,021	2008
	12.813873	16.060924	25.34%	1,193,533	2007
	12.151083	12.813873	5.45%	1,588,926	2006
	11.638000	12.151083	4.41%	2,050,302	2005
	11.407069	11.638000	2.02%	2,383,000	2004
	8.695091	11.407069	31.19%	2,670,355	2003
	12.608518	8.695091	-31.04%	2,913,435	2002
	15.512519	12.608518	-18.72%	3,369,434	2001

51

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.165048	13.676299	12.42%	187,633	2010
	8.563916	12.165048	42.05%	218,004	2009
	11.567096	8.563916	-25.96%	278,209	2008
	11.405362	11.567096	1.42%	357,797	2007
	10.382924	11.405362	9.85%	516,097	2006
	10.250064	10.382924	1.30%	620,605	2005
	9.477262	10.250064	8.15%	686,997	2004
	7.554754	9.477262	25.45%	801,310	2003
	7.379494	7.554754	2.37%	900,292	2002
	8.478210	7.379494	-12.96%	740,039	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.335924	11.607104	12.30%	62,296	2010
	7.268321	10.335924	42.21%	59,068	2009
	9.806038	7.268321	-25.88%	43,721	2008
	10.000000	9.806038	-1.94%	44,634	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.199820	12.979067	6.39%	195,751	2010
	10.674834	12.199820	14.29%	204,606	2009
	11.178437	10.674834	-4.51%	160,412	2008
	10.857668	11.178437	2.95%	181,444	2007
	10.536126	10.857668	3.05%	200,680	2006
	10.446445	10.536126	0.86%	183,441	2005
	10.135570	10.446445	3.07%	87,919	2004
	10.000000	10.135570	1.36%	26,428	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.303679	11.830540	27.16%	117,636	2010
	6.725459	9.303679	38.34%	126,114	2009
	11.253265	6.725459	-40.24%	146,649	2008
	9.863182	11.253265	14.09%	171,119	2007
	10.000000	9.863182	-1.37%	109,428	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.555045	15.132512	11.64%	80,355	2010
	10.850910	13.555045	24.92%	95,861	2009
	19.565247	10.850910	-44.54%	126,884	2008
	16.896770	19.565247	15.79%	176,647	2007
	14.499246	16.896770	16.54%	213,211	2006
	12.334722	14.499246	17.55%	256,478	2005
	11.000744	12.334722	12.13%	286,186	2004
	7.775040	11.000744	41.49%	335,111	2003
	9.879361	7.775040	-21.30%	379,343	2002
	12.702222	9.879361	-22.22%	472,493	2001

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.489945	15.062151	11.65%	119,290	2010
	10.794322	13.489945	24.97%	148,232	2009
	19.467718	10.794322	-44.55%	172,930	2008
	16.809880	19.467718	15.81%	194,769	2007
	14.424335	16.809880	16.54%	270,660	2006
	12.275838	14.424335	17.50%	281,955	2005
	10.947388	12.275838	12.13%	256,490	2004
	7.734738	10.947388	41.54%	157,069	2003
	10.000000	7.734738	-22.65%	99,913	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.906264	14.875465	24.94%	40,102	2010
	7.656370	11.906264	55.51%	73,856	2009
	15.872344	7.656370	-51.76%	53,769	2008
	15.214228	15.872344	4.33%	80,446	2007
	13.252038	15.214228	14.81%	109,445	2006
	13.078442	13.252038	1.33%	130,578	2005
	11.612918	13.078442	12.62%	135,348	2004
	7.448995	11.612918	55.90%	142,757	2003
	10.000000	7.448995	-25.51%	46,660	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.619457	11.821730	11.32%	103,639	2010
	7.926819	10.619457	33.97%	95,594	2009
	11.405666	7.926819	-30.50%	75,673	2008
	11.126930	11.405666	2.51%	73,123	2007
	10.000000	11.126930	11.27%	81,746	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.277889	10.486815	26.68%	76,461	2010
	6.487052	8.277889	27.61%	57,704	2009
	9.802409	6.487052	-33.82%	64,797	2008
	10.164026	9.802409	-3.56%	70,238	2007
	10.000000	10.164026	1.64%	72,549	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.496860	9.255758	8.93%	34,512	2010
	6.602655	8.496860	28.69%	44,393	2009
	10.000000	6.602655	-33.97%	32,903	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.826778	12.570352	16.10%	33,675	2010
	6.347673	10.826778	70.56%	32,139	2009
	13.575240	6.347673	-53.24%	37,296	2008
	10.676971	13.575240	27.15%	28,352	2007
	10.000000	10.676971	6.77%	17,618	2006*

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.892389	10.595408	7.11%	18,491	2010
	7.297905	9.892389	35.55%	22,264	2009
	12.392141	7.297905	-41.11%	22,648	2008
	10.865204	12.392141	14.05%	27,934	2007
	10.000000	10.865204	8.65%	32,823	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.113920	15.949762	13.01%	54,464	2010
	12.036200	14.113920	17.26%	49,844	2009
	11.470459	12.036200	4.93%	54,655	2008
	10.456863	11.470459	9.69%	42,693	2007
	10.000000	10.456863	4.57%	25,748	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.377654	8.397536	13.82%	19,727	2010
	6.185696	7.377654	19.27%	19,786	2009
	10.912533	6.185696	-43.32%	22,489	2008
	9.885895	10.912533	10.38%	19,883	2007
	10.000000	9.885895	-1.14%	2,050	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.073745	9.450422	17.05%	6,780	2010
	5.755196	8.073745	40.29%	7,322	2009
	11.017691	5.755196	-47.76%	6,661	2008
	10.088107	11.017691	9.21%	10,055	2007
	10.000000	10.088107	0.88%	4,760	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.835756	23.445457	7.37%	56,325	2010
	17.674192	21.835756	23.55%	28,036	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.292757	9.776182	5.20%	599,311	2010
	6.441522	9.292757	44.26%	707,502	2009
	11.707458	6.441522	-44.98%	796,163	2008
	8.673028	11.707458	34.99%	983,875	2007
	8.044709	8.673028	7.81%	1,363,013	2006
	7.233815	8.044709	11.21%	1,554,991	2005
	6.206483	7.233815	16.55%	1,816,328	2004
	5.224689	6.206483	18.79%	2,179,617	2003
	6.290120	5.224689	-16.94%	2,562,268	2002
	8.145127	6.290120	-22.77%	3,001,802	2001

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.478522	15.351577	23.02%	9,197	2010
	8.039786	12.478522	55.21%	15,765	2009
	14.504483	8.039786	-44.57%	19,572	2008
	12.058365	14.504483	20.29%	25,582	2007
	11.306670	12.058365	6.65%	27,522	2006
	10.279283	11.306670	9.99%	35,563	2005
	10.317923	10.279283	-0.37%	35,540	2004
	7.097740	10.317923	45.37%	62,167	2003
	10.000000	7.097740	-29.02%	26,783	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.097605	5.036169	22.91%	224,496	2010
	2.643381	4.097605	55.01%	273,953	2009
	4.775364	2.643381	-44.65%	290,579	2008
	3.971844	4.775364	20.23%	399,755	2007
	3.728118	3.971844	6.54%	590,047	2006
	3.382577	3.728118	10.22%	675,449	2005
	3.404379	3.382577	-0.64%	846,091	2004
	2.352398	3.404379	44.72%	1,082,245	2003
	4.030994	2.352398	-41.64%	1,297,660	2002
	6.509446	4.030994	-38.07%	2,142,738	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	24.131758	29.810212	23.53%	146,486	2010
	13.639607	24.131758	76.92%	126,069	2009
	28.888141	13.639607	-52.78%	157,279	2008
	22.831314	28.888141	26.53%	212,166	2007
	15.752110	22.831314	44.94%	256,414	2006
	12.076286	15.752110	30.44%	260,871	2005
	10.296399	12.076286	17.29%	188,451	2004
	7.745526	10.296399	32.93%	173,256	2003
	10.000000	7.745526	-22.54%	161,911	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	14.113259	17.432478	23.52%	302,452	2010
	7.977040	14.113259	76.92%	401,666	2009
	16.901767	7.977040	-52.80%	464,848	2008
	13.363752	16.901767	26.47%	582,942	2007
	9.224320	13.363752	44.88%	809,501	2006
	7.075935	9.224320	30.36%	923,768	2005
	6.034263	7.075935	17.26%	1,116,043	2004
	4.539769	6.034263	32.92%	1,346,164	2003
	6.189198	4.539769	-26.65%	1,629,083	2002
	8.181886	6.189198	-24.35%	2,035,249	2001

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.865912	14.473302	21.97%	38,177	2010
	9.479322	11.865912	25.18%	52,879	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.461369	10.396378	9.88%	76,923	2010
	7.820481	9.461369	20.98%	91,259	2009
	11.769084	7.820481	-33.55%	81,498	2008
	11.072036	11.769084	6.30%	61,584	2007
	10.000000	11.072036	10.72%	36,299	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.756923	7.57%	6,945	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.204416	10.614801	4.02%	89,426	2010
	9.113768	10.204416	11.97%	114,445	2009
	10.655363	9.113768	-14.47%	105,884	2008
	10.294293	10.655363	3.51%	204,210	2007
	9.998849	10.294293	2.95%	224,731	2006
	9.975981	9.998849	0.23%	228,703	2005
	10.019076	9.975981	-0.43%	142,630	2004
	10.000000	10.019076	0.19%	35,424	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.014399	8.289379	18.18%	2,391	2010
	5.783597	7.014399	21.28%	4,022	2009
	9.671730	5.783597	-40.20%	1,999	2008
	9.739699	9.671730	-0.70%	992	2007
	10.000000	9.739699	-2.60%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.062852	13.428283	21.38%	7,525	2010
	8.519760	11.062852	29.85%	11,213	2009
	14.240089	8.519760	-40.17%	17,781	2008
	13.394228	14.240089	6.32%	20,871	2007
	11.922729	13.394228	12.34%	23,836	2006
	11.292761	11.922729	5.58%	9,834	2005
	10.000000	11.292761	12.93%	3,286	2004*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.760382	7.964907	17.82%	84,971	2010
	5.126544	6.760382	31.87%	105,663	2009
	8.465669	5.126544	-39.44%	121,692	2008
	7.168076	8.465669	18.10%	155,405	2007
	6.833425	7.168076	4.90%	222,847	2006
	6.494037	6.833425	5.23%	285,475	2005
	6.077202	6.494037	6.86%	316,784	2004
	4.633836	6.077202	31.15%	415,903	2003
	6.580071	4.633836	-29.58%	471,904	2002
	9.268169	6.580071	-29.00%	545,874	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.463678	13.972200	12.10%	589,673	2010
	10.000000	12.463678	24.64%	95	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.290525	10.282176	10.67%	41,376	2010
	7.619334	9.290525	21.93%	67,220	2009
	10.981885	7.619334	-30.62%	93,376	2008
	10.472825	10.981885	4.86%	175,074	2007
	10.000000	10.472825	4.73%	222,865	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.494946	10.990144	4.72%	79,441	2010
	9.471637	10.494946	10.80%	88,258	2009
	10.636755	9.471637	-10.95%	120,512	2008
	10.454871	10.636755	1.74%	103,946	2007
	10.000000	10.454871	4.55%	67,394	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.307303	11.334491	9.97%	95,675	2010
	7.367390	10.307303	39.90%	105,617	2009
	12.152287	7.367390	-39.37%	113,757	2008
	10.755666	12.152287	12.98%	104,588	2007
	10.000000	10.755666	7.56%	63,622	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.589921	10.030959	16.78%	148,508	2010
	6.264678	8.589921	37.12%	152,342	2009
	11.366340	6.264678	-44.88%	162,538	2008
	10.281776	11.366340	10.55%	144,248	2007
	10.000000	10.281776	2.82%	124,053	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.753245	8.500979	9.64%	95,794	2010
	6.004590	7.753245	29.12%	98,108	2009
	9.812784	6.004590	-38.81%	93,573	2008
	10.000000	9.812784	-1.87%	60,229	2007

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.559975	17.395585	11.80%	35,540	2010
	10.787009	15.559975	44.25%	56,104	2009
	15.161801	10.787009	-28.85%	69,319	2008
	14.880516	15.161801	1.89%	109,579	2007
	13.616913	14.880516	9.28%	162,591	2006
	13.461410	13.616913	1.16%	214,386	2005
	12.375393	13.461410	8.78%	297,880	2004
	10.244088	12.375393	20.81%	309,502	2003
	10.044539	10.244088	1.99%	271,035	2002
	9.755865	10.044539	2.96%	169,138	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.940929	13.350303	11.80%	61,973	2010
	8.273481	11.940929	44.33%	54,939	2009
	11.646442	8.273481	-28.96%	37,504	2008
	11.426670	11.646442	1.92%	67,617	2007
	10.456788	11.426670	9.28%	67,241	2006
	10.000000	10.456788	4.57%	34,947	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.768792	8.873553	14.22%	341,787	2010
	5.140642	7.768792	51.12%	438,921	2009
	10.000000	5.140642	-48.59%	2,526	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.964638	9.724722	22.10%	0	2010
	6.128718	7.964638	29.96%	0	2009
	10.000000	6.128718	-38.71%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.946160	9.700646	22.08%	0	2010
	6.126807	7.946160	29.69%	0	2009
	10.000000	6.126807	-38.73%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.120150	9.222635	13.58%	1,922	2010
	6.361474	8.120150	27.65%	0	2009
	10.000000	6.361474	-36.39%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.381701	10.233697	9.08%	10,577	2010
	7.924860	9.381701	18.38%	10,577	2009
	10.000000	7.924860	-20.75%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.835230	9.810720	11.04%	2,345	2010
	7.202203	8.835230	22.67%	15,289	2009
	10.000000	7.202203	-27.98%	0	2008*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.134560	10.693892	5.52%	3,862	2010
	9.075933	10.134560	11.66%	2,126	2009
	10.000000	9.075933	-9.24%	13,143	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.108906	10.022954	10.03%	8,049	2010
	7.560267	9.108906	20.48%	306	2009
	10.000000	7.560267	-24.40%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.552690	9.574904	11.95%	18,448	2010
	6.838895	8.552690	25.06%	41,657	2009
	10.000000	6.838895	-31.61%	8,951	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.656186	10.402177	7.73%	18,556	2010
	8.305104	9.656186	16.27%	26,476	2009
	10.000000	8.305104	-16.95%	12,188	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.603308	11.215326	5.77%	17,538	2010
	9.865476	10.603308	7.48%	14,863	2009
	10.000000	9.865476	-1.35%	3,081	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.561020	11.141529	5.50%	0	2010
	9.843611	10.561020	7.29%	0	2009
	10.000000	9.843611	-1.56%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.758326	26.122563	14.78%	469	2010
	14.104539	22.758326	61.35%	469	2009
	33.799667	14.104539	-58.27%	1,732	2008
	23.500696	33.799667	43.82%	1,798	2007
	17.397252	23.500696	35.08%	1,798	2006
	13.275190	17.397252	31.05%	1,798	2005
	11.128016	13.275190	19.30%	2,332	2004
	6.815122	11.128016	63.28%	4,608	2003
	8.137235	6.815122	-16.25%	5,198	2002
	8.686950	8.137235	-6.33%	8,068	2001

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	25.048732	28.761189	14.82%	71,874	2010
	15.507825	25.048732	61.52%	99,790	2009
	37.222183	15.507825	-58.34%	92,876	2008
	25.885813	37.222183	43.79%	159,966	2007
	19.173227	25.885813	35.01%	159,025	2006
	14.628417	19.173227	31.07%	142,607	2005
	12.261030	14.628417	19.31%	115,140	2004
	7.511024	12.261030	63.24%	38,972	2003
	10.000000	7.511024	-24.89%	14,206	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.527093	16.074348	3.52%	518,940	2010
	15.304243	15.527093	1.46%	601,876	2009
	14.380053	15.304243	6.43%	775,621	2008
	13.583305	14.380053	5.87%	977,193	2007
	13.303332	13.583305	2.10%	1,211,613	2006
	13.038934	13.303332	2.03%	1,411,611	2005
	12.780385	13.038934	2.02%	1,576,914	2004
	12.681945	12.780385	0.78%	1,938,662	2003
	11.565612	12.681945	9.65%	2,352,258	2002
	10.914977	11.565612	5.96%	1,454,681	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.687119	11.962338	11.93%	979	2010
	8.338511	10.687119	28.17%	979	2009
	15.645882	8.338511	-46.70%	2,301	2008
	12.455693	15.645882	25.61%	2,400	2007
	9.481057	12.455693	31.37%	2,457	2006
	7.369528	9.481057	28.65%	2,623	2005
	6.531881	7.369528	12.82%	3,172	2004
	4.874649	6.531881	34.00%	3,621	2003
	6.500996	4.874649	-25.02%	7,764	2002
	9.222891	6.500996	-29.51%	11,970	2001

NVIT NVIT International Equity Fund: Class III - Q/NQ	17.019966	19.047309	11.91%	61,063	2010
	13.284846	17.019966	28.12%	68,003	2009
	24.919078	13.284846	-46.69%	69,890	2008
	19.837629	24.919078	25.62%	97,926	2007
	15.101683	19.837629	31.36%	103,117	2006
	11.741561	15.101683	28.62%	68,773	2005
	10.392529	11.741561	12.98%	18,535	2004
	7.772433	10.392529	33.71%	13,214	2003
	10.000000	7.772433	-22.28%	13,181	2002*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.396757	8.909825	6.11%	3,010	2010
	6.608175	8.396757	27.07%	12,404	2009
	11.752968	6.608175	-43.77%	14,406	2008
	10.875421	11.752968	8.07%	14,112	2007
	10.000000	10.875421	8.75%	1,159	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.223295	13.843384	13.25%	37,889	2010
	9.725789	12.223295	25.68%	86,190	2009
	15.586769	9.725789	-37.60%	111,030	2008
	14.889933	15.586769	4.68%	131,376	2007
	12.895102	14.889933	15.47%	134,705	2006
	12.092189	12.895102	6.64%	132,253	2005
	10.733522	12.092189	12.66%	118,079	2004
	8.238400	10.733522	30.29%	115,070	2003
	10.000000	8.238400	-17.62%	71,260	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.546847	12.527985	8.50%	0	2010
	10.000000	11.546847	15.47%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.106579	13.400366	10.69%	0	2010
	10.000000	12.106579	21.07%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.219414	12.784205	4.62%	163,959	2010
	11.337840	12.219414	7.78%	215,255	2009
	12.211001	11.337840	-7.15%	331,773	2008
	11.728967	12.211001	4.11%	351,472	2007
	11.181789	11.728967	4.89%	780,178	2006
	10.954966	11.181789	2.07%	692,555	2005
	10.595099	10.954966	3.40%	403,154	2004
	9.938018	10.595099	6.61%	466,014	2003
	10.000000	9.938018	-0.62%	280,885	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.386263	13.573262	9.58%	551,282	2010
	10.523064	12.386263	17.71%	656,267	2009
	13.867663	10.523064	-24.12%	683,367	2008
	13.285144	13.867663	4.38%	896,178	2007
	12.075166	13.285144	10.02%	916,915	2006
	11.601416	12.075166	4.08%	1,021,060	2005
	10.720050	11.601416	8.22%	1,003,875	2004
	9.037949	10.720050	18.61%	802,953	2003
	10.000000	9.037949	-9.62%	476,570	2002*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.451067	13.880562	11.48%	138,199	2010
	10.131069	12.451067	22.90%	171,179	2009
	14.945964	10.131069	-32.22%	224,262	2008
	14.251945	14.945964	4.87%	358,193	2007
	12.593401	14.251945	13.17%	434,458	2006
	11.904051	12.593401	5.79%	449,756	2005
	10.748772	11.904051	10.75%	396,946	2004
	8.590418	10.748772	25.13%	253,401	2003
	10.000000	8.590418	-14.10%	102,280	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.460165	13.359130	7.21%	192,361	2010
	11.008504	12.460165	13.19%	245,853	2009
	13.115336	11.008504	-16.06%	279,127	2008
	12.540694	13.115336	4.58%	266,197	2007
	11.706575	12.540694	7.13%	310,819	2006
	11.339678	11.706575	3.24%	363,716	2005
	10.710627	11.339678	5.87%	381,711	2004
	9.534557	10.710627	12.33%	327,655	2003
	10.000000	9.534557	-4.65%	183,916	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.424067	27.960209	24.69%	124,631	2010
	16.596330	22.424067	35.11%	150,510	2009
	26.438587	16.596330	-37.23%	197,439	2008
	24.880577	26.438587	6.26%	278,980	2007
	22.915733	24.880577	8.57%	382,387	2006
	20.689986	22.915733	10.76%	456,911	2005
	18.094597	20.689986	14.34%	515,715	2004
	13.601153	18.094597	33.04%	446,765	2003
	16.253946	13.601153	-16.32%	451,039	2002
	16.670157	16.253946	-2.50%	282,466	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.038832	11.894382	-1.20%	1,230,185	2010
	12.179942	12.038832	-1.16%	1,630,149	2009
	12.079795	12.179942	0.83%	2,124,963	2008
	11.668105	12.079795	3.53%	2,217,238	2007
	11.297619	11.668105	3.28%	1,862,285	2006
	11.137309	11.297619	1.44%	1,864,796	2005
	11.181852	11.137309	-0.40%	1,885,578	2004
	11.247296	11.181852	-0.58%	2,649,818	2003
	11.247642	11.247296	0.00%	3,603,141	2002
	10.989031	11.247642	2.35%	3,319,525	2001

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.139348	16.541368	9.26%	152,585	2010
	12.319676	15.139348	22.89%	191,691	2009
	15.076201	12.319676	-18.28%	243,847	2008
	14.585737	15.076201	3.36%	320,691	2007
	14.081135	14.585737	3.58%	399,081	2006
	13.947624	14.081135	0.96%	485,333	2005
	13.251194	13.947624	5.26%	416,983	2004
	11.962673	13.251194	10.77%	454,110	2003
	11.293959	11.962673	5.92%	536,284	2002
	10.972282	11.293959	2.93%	290,144	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.212008	9.252389	12.67%	345,657	2010
	6.091001	8.212008	34.82%	444,830	2009
	10.000000	6.091001	-39.09%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.227625	15.964612	4.84%	43,920	2010
	11.870601	15.227625	28.28%	53,895	2009
	22.388260	11.870601	-46.98%	75,955	2008
	22.016277	22.388260	1.69%	98,293	2007
	18.153613	22.016277	21.28%	136,010	2006
	16.397022	18.153613	10.71%	129,773	2005
	13.800078	16.397022	18.82%	133,586	2004
	10.000000	13.800078	38.00%	20,475	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.094976	9.238387	14.12%	94,454	2010
	6.313352	8.094976	28.22%	13,635	2009
	10.000000	6.313352	-36.87%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.431033	4.31%	22,697	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.927560	8.830785	11.39%	4,382	2010
	6.297572	7.927560	25.88%	7,311	2009
	10.000000	6.297572	-37.02%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.823609	9.802822	25.30%	688,210	2010
	6.229179	7.823609	25.60%	821,748	2009
	10.000000	6.229179	-37.71%	1,156	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.641112	10.213593	18.20%	411,238	2010
	6.703532	8.641112	28.90%	534,250	2009
	10.000000	6.703532	-32.96%	0	2008*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.443667	14.183713	23.94%	85,283	2010
	9.087220	11.443667	25.93%	101,773	2009
	17.166371	9.087220	-47.06%	115,074	2008
	15.832320	17.166371	8.43%	140,659	2007
	15.526190	15.832320	1.97%	184,265	2006
	14.537994	15.526190	6.80%	220,357	2005
	12.973972	14.537994	12.06%	241,501	2004
	9.780139	12.973972	32.66%	264,793	2003
	14.838618	9.780139	-34.09%	261,220	2002
	16.846010	14.838618	-11.92%	242,911	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.960286	32.472819	25.09%	158,660	2010
	20.818097	25.960286	24.70%	185,940	2009
	31.056789	20.818097	-32.97%	215,834	2008
	33.763890	31.056789	-8.02%	278,738	2007
	29.134444	33.763890	15.89%	355,659	2006
	28.608182	29.134444	1.84%	440,712	2005
	24.685368	28.608182	15.89%	509,345	2004
	15.928613	24.685368	54.98%	508,152	2003
	22.134881	15.928613	-28.04%	530,805	2002
	17.466310	22.134881	26.73%	433,738	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.859607	28.304046	23.82%	157,778	2010
	17.176615	22.859607	33.09%	206,358	2009
	28.126986	17.176615	-38.93%	239,784	2008
	27.876127	28.126986	0.90%	297,116	2007
	25.182239	27.876127	10.70%	392,822	2006
	22.692159	25.182239	10.97%	501,601	2005
	19.296948	22.692159	17.59%	543,249	2004
	13.850506	19.296948	39.32%	548,766	2003
	16.957444	13.850506	-18.32%	551,748	2002
	18.398225	16.957444	-7.83%	420,417	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.890161	12.206686	12.09%	178,192	2010
	8.741250	10.890161	24.58%	230,193	2009
	15.138387	8.741250	-42.26%	271,968	2008
	14.164409	15.138387	6.88%	348,595	2007
	12.616582	14.164409	12.27%	432,680	2006
	11.884933	12.616582	6.16%	562,517	2005
	10.960481	11.884933	8.43%	674,188	2004
	8.699902	10.960481	25.98%	771,491	2003
	10.654646	8.699902	-18.35%	844,990	2002
	12.230458	10.654646	-12.88%	823,212	2001

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.240299	9.312555	28.62%	329,910	2010
	5.601154	7.240299	29.26%	417,138	2009
	10.000000	5.601154	-43.99%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.438093	10.562393	1.19%	37,961	2010
	9.863610	10.438093	5.82%	46,410	2009
	10.000000	9.863610	-1.36%	1,345	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.244440	14.585149	10.12%	18,512	2010
	10.723883	13.244440	23.50%	29,255	2009
	19.501770	10.723883	-45.01%	32,107	2008
	16.463710	19.501770	18.45%	45,203	2007
	13.237138	16.463710	24.38%	59,595	2006
	11.226453	13.237138	17.91%	76,145	2005
	9.823812	11.226453	14.28%	83,138	2004
	7.307866	9.823812	34.43%	93,000	2003
	9.913802	7.307866	-26.29%	110,732	2002
	12.359900	9.913802	-19.79%	124,511	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.303440	20.138689	10.03%	4,330	2010
	14.820780	18.303440	23.50%	7,085	2009
	26.944986	14.820780	-45.00%	6,291	2008
	22.739391	26.944986	18.49%	15,036	2007
	18.293047	22.739391	24.31%	7,190	2006
	15.514347	18.293047	17.91%	11,612	2005
	13.575979	15.514347	14.28%	4,385	2004
	10.000000	13.575979	35.76%	3,988	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.955200	13.926167	7.49%	1,615,539	2010
	10.000000	12.955200	29.55%	589	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.929827	13.585442	5.07%	4,295	2010
	10.000000	12.929827	29.30%	1,882	2009*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.749552	12.295754	14.38%	168,563	2010
	8.463794	10.749552	27.01%	210,909	2009
	13.596107	8.463794	-37.75%	259,195	2008
	14.074146	13.596107	-3.40%	330,907	2007
	12.289836	14.074146	14.52%	480,312	2006
	11.931935	12.289836	3.00%	603,264	2005
	10.278230	11.931935	16.09%	553,511	2004
	7.914998	10.278230	29.86%	427,420	2003
	10.702140	7.914998	-26.04%	281,970	2002
	12.331560	10.702140	-13.21%	224,578	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.870882	21.622970	14.58%	124,939	2010
	13.672499	18.870882	38.02%	171,498	2009
	23.139603	13.672499	-40.91%	209,351	2008
	22.026248	23.139603	5.05%	239,753	2007
	18.942389	22.026248	16.28%	299,773	2006
	16.767687	18.942389	12.97%	357,137	2005
	14.238187	16.767687	17.77%	349,619	2004
	10.000000	14.238187	42.38%	143,315	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.921033	13.658449	14.57%	233,401	2010
	8.632507	11.921033	38.09%	298,794	2009
	14.608429	8.632507	-40.91%	359,819	2008
	13.907967	14.608429	5.04%	424,060	2007
	11.960386	13.907967	16.28%	518,187	2006
	10.590024	11.960386	12.94%	588,116	2005
	8.994884	10.590024	17.73%	671,243	2004
	6.365520	8.994884	41.31%	752,007	2003
	8.274485	6.365520	-23.07%	956,122	2002
	9.521827	8.274485	-13.10%	604,206	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.502869	2.835976	13.31%	5,057	2010
	1.998588	2.502869	25.23%	9,033	2009
	9.583349	1.998588	-79.15%	1,986	2008
	10.000000	9.583349	-4.17%	1,116	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.709588	3.073658	13.44%	432	2010
	2.188435	2.709588	23.81%	432	2009
	10.385859	2.188435	-78.93%	432	2008
	10.523389	10.385859	-1.31%	432	2007
	10.000000	10.523389	5.23%	12,095	2006*

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.008692	13.775808	14.72%	401,709	2010
	9.474608	12.008692	26.75%	487,724	2009
	15.585693	9.474608	-39.21%	597,849	2008
	15.107682	15.585693	3.16%	830,932	2007
	13.293323	15.107682	13.65%	1,078,556	2006
	12.695602	13.293323	4.71%	1,284,489	2005
	11.739303	12.695602	8.15%	1,419,909	2004
	9.376475	11.739303	25.20%	1,603,607	2003
	11.687410	9.376475	-19.77%	1,679,637	2002
	13.168121	11.687410	-11.24%	1,640,884	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.137614	9.921909	21.93%	17,340	2010
	6.003438	8.137614	35.55%	17,221	2009
	9.773861	6.003438	-38.58%	18,380	2008
	10.014381	9.773861	-2.40%	30,057	2007
	10.000000	10.014381	0.14%	32,150	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.468790	14.443430	25.94%	146,786	2010
	8.753721	11.468790	31.02%	197,934	2009
	17.395944	8.753721	-49.68%	258,079	2008
	16.559762	17.395944	5.05%	292,704	2007
	16.279198	16.559762	1.72%	417,888	2006
	14.668150	16.279198	10.98%	524,728	2005
	12.394931	14.668150	18.34%	594,200	2004
	9.989064	12.394931	24.09%	645,765	2003
	14.001802	9.989064	-28.66%	750,244	2002
	20.620784	14.001802	-32.10%	909,302	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.878232	11.754996	8.06%	33,813	2010
	10.000000	10.878232	8.78%	6,794	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.957755	11.387689	3.92%	137,145	2010
	10.000000	10.957755	9.58%	67,630	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.551642	5.52%	1,564	2010*

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.429972	11.041085	5.86%	25,776	2010
	9.628030	10.429972	8.33%	25,614	2009
	10.852448	9.628030	-11.28%	21,069	2008
	10.416914	10.852448	4.18%	27,916	2007
	10.000000	10.416914	4.17%	25,015	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	35.714045	38.724157	8.43%	15,977	2010
	27.761196	35.714045	28.65%	20,995	2009
	33.047924	27.761196	-16.00%	26,463	2008
	31.400371	33.047924	5.25%	30,547	2007
	28.681058	31.400371	9.48%	42,560	2006
	25.860301	28.681058	10.91%	50,760	2005
	23.781464	25.860301	8.74%	57,104	2004
	18.824701	23.781464	26.33%	88,558	2003
	17.444590	18.824701	7.91%	124,296	2002
	16.037786	17.444590	8.77%	51,166	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.632505	28.368327	25.34%	66,178	2010
	10.734599	22.632505	110.84%	68,281	2009
	30.824302	10.734599	-65.17%	32,908	2008
	22.680384	30.824302	35.91%	55,049	2007
	16.451145	22.680384	37.87%	70,774	2006
	12.626866	16.451145	30.29%	57,178	2005
	10.000000	12.626866	26.27%	15,293	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.438941	54.437435	25.32%	19,593	2010
	20.624175	43.438941	110.62%	21,324	2009
	59.271173	20.624175	-65.20%	25,150	2008
	43.595964	59.271173	35.96%	29,643	2007
	31.631833	43.595964	37.82%	56,740	2006
	24.254218	31.631833	30.42%	74,687	2005
	19.499977	24.254218	24.38%	83,036	2004
	12.800242	19.499977	52.34%	93,751	2003
	13.343009	12.800242	-4.07%	97,789	2002
	13.755231	13.343009	-3.00%	109,182	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.399871	34.991247	27.71%	70,452	2010
	17.594660	27.399871	55.73%	39,368	2009
	33.038793	17.594660	-46.75%	38,569	2008
	23.011470	33.038793	43.58%	60,923	2007
	18.701377	23.011470	23.05%	73,855	2006
	12.483933	18.701377	49.80%	105,943	2005
	10.000000	12.483933	24.84%	31,745	2004*

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	45.534579	58.141223	27.69%	15,037	2010
	29.255507	45.534579	55.64%	15,055	2009
	54.963626	29.255507	-46.77%	15,972	2008
	38.274579	54.963626	43.60%	18,502	2007
	31.116907	38.274579	23.00%	20,826	2006
	20.764275	31.116907	49.86%	24,667	2005
	16.917457	20.764275	22.74%	34,101	2004
	11.826254	16.917457	43.05%	107,171	2003
	12.319065	11.826254	-4.00%	37,085	2002
	13.923943	12.319065	-11.53%	37,974	2001

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	10.752521	11.934977	11.00%	68,708	2010
	8.565231	10.752521	25.54%	81,912	2009
	13.952914	8.565231	-38.61%	94,360	2008
	12.844957	13.952914	8.63%	115,500	2007
	11.435987	12.844957	12.32%	162,886	2006
	10.643577	11.435987	7.44%	215,478	2005
	9.823331	10.643577	8.35%	252,733	2004
	7.366518	9.823331	33.35%	320,146	2003
	9.739393	7.366518	-24.36%	365,417	2002
	9.827143	9.739393	-0.89%	460,231	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.460816	14.013366	22.27%	0	2010
	7.851831	11.460816	45.96%	0	2009

69

Maximum Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.372697	16.556371	2380.73%	65	2010
	9.584868	13.372697	39.52%	65	2009
	15.253782	9.584868	-37.16%	65	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.539410	11.863324	280.70%	496	2010
	10.705445	11.539410	7.79%	496	2009
	11.122971	10.705445	-3.75%	357	2008
	10.388282	11.122971	7.07%	0	2007
	10.455359	10.388282	-0.64%	0	2006
	10.525419	10.455359	-0.67%	0	2005
	10.171166	10.525419	3.48%	7,869	2004
	10.000000	10.171166	1.71%	5,144	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.935854	8.859392	11.64%	497	2010
	6.870977	7.935854	15.50%	497	2009
	10.740675	6.870977	-36.03%	3,776	2008
	10.991050	10.740675	-2.28%	3,776	2007
	9.597554	10.991050	14.52%	3,776	2006
	9.378483	9.597554	2.34%	4,612	2005
	8.486720	9.378483	10.51%	5,493	2004
	6.708323	8.486720	26.51%	15,518	2003
	8.507395	6.708323	-21.15%	17,814	2002
	9.492984	8.507395	-10.38%	14,380	2001*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.872041	11.513981	16.63%	1,903	2010
	7.767982	9.872041	27.09%	0	2009
	10.499337	7.767982	-26.01%	0	2008
	10.990225	10.499337	-4.47%	0	2007
	10.000000	10.990225	9.90%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.998434	12.880041	734.77%	5,774	2010
	10.000000	11.998434	19.98%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.096572	11.082477	9.76%	0	2010
	10.000000	10.096572	0.97%	0	2009

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.440921	14.079367	2306.15%	3,866	2010
	9.356682	11.440921	22.28%	4,398	2009
	13.848764	9.356682	-32.44%	4,715	2008
	14.255437	13.848764	-2.85%	4,760	2007
	12.739348	14.255437	11.90%	5,003	2006
	12.146432	12.739348	4.88%	1,137	2005
	10.189578	12.146432	19.20%	1,037	2004
	7.561672	10.189578	34.75%	1,096	2003
	10.000000	7.561672	-24.38%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ	6.633946	7.449387	12.29%	1,422	2010
	5.071304	6.633946	30.81%	2,008	2009
	7.907868	5.071304	-35.87%	2,076	2008
	7.502604	7.907868	5.40%	2,305	2007
	7.024598	7.502604	6.80%	2,414	2006
	6.931538	7.024598	1.34%	2,422	2005
	6.673008	6.931538	3.87%	2,390	2004
	5.414906	6.673008	23.23%	2,330	2003
	7.792572	5.414906	-30.51%	2,248	2002
	10.292793	7.792572	-24.29%	922	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.645562	8.587027	12.31%	9,745	2010
	6.187991	7.645562	23.55%	9,973	2009
	10.066260	6.187991	-38.53%	10,397	2008
	9.779977	10.066260	2.93%	13,948	2007
	8.657565	9.779977	12.96%	15,376	2006
	8.455066	8.657565	2.40%	15,161	2005
	7.813792	8.455066	8.21%	25,104	2004
	6.224012	7.813792	25.54%	28,516	2003
	8.197399	6.224012	-24.07%	36,635	2002
	9.545801	8.197399	-14.13%	11,021	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.727467	9.843066	12.78%	820	2010
	7.281204	8.727467	19.86%	1,364	2009
	10.568283	7.281204	-31.10%	1,393	2008
	10.087808	10.568283	4.76%	1,209	2007
	8.854989	10.087808	13.92%	1,271	2006
	8.673868	8.854989	2.09%	1,287	2005
	8.442921	8.673868	2.74%	1,343	2004
	7.124457	8.442921	18.51%	882	2003
	8.746914	7.124457	-18.55%	2,622	2002
	9.863100	8.746914	-11.32%	3,171	2001*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.666705	14.502814	611.79%	958	2010
	11.602934	13.666705	17.79%	4,196	2009
	12.796547	11.602934	-9.33%	5,884	2008
	12.417436	12.796547	3.05%	11,559	2007
	12.189609	12.417436	1.87%	14,172	2006
	12.303438	12.189609	-0.93%	15,371	2005
	12.140716	12.303438	1.34%	18,686	2004
	11.862727	12.140716	2.34%	23,245	2003
	11.096780	11.862727	6.90%	24,434	2002
	10.505742	11.096780	5.63%	31,998	2001*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.876750	10.889933	10.26%	0	2010
	8.134234	9.876750	21.42%	0	2009
	11.101187	8.134234	-26.73%	0	2008
	10.448873	11.101187	6.24%	0	2007
	10.000000	10.448873	4.49%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.346999	10.468897	12.00%	0	2010
	7.421577	9.346999	25.94%	0	2009
	11.278025	7.421577	-34.19%	0	2008
	10.468731	11.278025	7.73%	0	2007
	10.000000	10.468731	4.69%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.877203	10.071160	13.45%	0	2010
	6.907583	8.877203	28.51%	0	2009
	11.406412	6.907583	-39.44%	0	2008
	10.488750	11.406412	8.75%	0	2007
	10.000000	10.488750	4.89%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.541938	9.954575	16.54%	68	2010
	5.918496	8.541938	44.33%	68	2009
	13.273426	5.918496	-55.41%	68	2008
	9.319807	13.273426	42.42%	221	2007
	10.000000	9.319807	-6.80%	0	2006*

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	8.819788	9.927379	12.56%	4,693	2010
	6.935423	8.819788	27.17%	9,126	2009
	12.377697	6.935423	-43.97%	10,941	2008
	12.480760	12.377697	-0.83%	14,407	2007
	10.626821	12.480760	17.45%	15,866	2006
	10.273613	10.626821	3.44%	22,419	2005
	9.431146	10.273613	8.93%	26,140	2004
	7.405226	9.431146	27.36%	24,278	2003
	9.122665	7.405226	-18.83%	25,233	2002
	9.829356	9.122665	-7.19%	8,921	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.660623	8.081337	21.33%	2,048	2010
	5.314525	6.660623	25.33%	7,803	2009
	10.299075	5.314525	-48.40%	8,459	2008
	8.301332	10.299075	24.07%	8,870	2007
	7.952242	8.301332	4.39%	8,840	2006
	7.694090	7.952242	3.36%	8,852	2005
	7.618533	7.694090	0.99%	17,167	2004
	5.866545	7.618533	29.86%	15,817	2003
	8.594096	5.866545	-31.74%	12,016	2002
	10.682489	8.594096	-19.55%	2,569	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.553330	10.631486	11.29%	6,000	2010
	6.793998	9.553330	40.61%	6,082	2009
	9.270443	6.793998	-26.71%	6,211	2008
	9.234781	9.270443	0.39%	10,012	2007
	8.492610	9.234781	8.74%	13,034	2006
	8.469429	8.492610	0.27%	15,133	2005
	7.910922	8.469429	7.06%	17,155	2004
	6.370568	7.910922	24.18%	16,625	2003
	6.286416	6.370568	1.34%	19,278	2002
	7.296736	6.286416	-13.85%	1,238	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.059148	11.182030	11.16%	771	2010
	7.145920	10.059148	40.77%	1,953	2009
	9.739577	7.145920	-26.63%	1,363	2008
	10.000000	9.739577	-2.60%	780	2007

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.399748	12.005169	531.08%	632	2010
	10.076699	11.399748	13.13%	632	2009
	10.659989	10.076699	-5.47%	0	2008
	10.460531	10.659989	1.91%	0	2007
	10.254255	10.460531	2.01%	0	2006
	10.270637	10.254255	-0.16%	0	2005
	10.066869	10.270637	2.02%	0	2004
	10.000000	10.066869	0.67%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	8.962645	11.281679	25.87%	4,412	2010
	6.545147	8.962645	36.94%	0	2009
	11.063830	6.545147	-40.84%	0	2008
	9.796829	11.063830	12.93%	0	2007
	10.000000	9.796829	-2.03%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.021101	11.074247	10.51%	2,934	2010
	8.104022	10.021101	23.66%	2,934	2009
	14.762178	8.104022	-45.10%	2,934	2008
	12.879820	14.762178	14.61%	3,142	2007
	11.164941	12.879820	15.36%	3,142	2006
	9.594958	11.164941	16.36%	3,796	2005
	8.644743	9.594958	10.99%	3,992	2004
	6.172254	8.644743	40.06%	4,241	2003
	7.923128	6.172254	-22.10%	5,977	2002
	10.292010	7.923128	-23.02%	1,411	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.477310	13.790680	1052.61%	1,854	2010
	10.086167	12.477310	23.71%	2,032	2009
	18.377070	10.086167	-45.12%	3,533	2008
	16.031254	18.377070	14.63%	5,266	2007
	13.896449	16.031254	15.36%	5,402	2006
	11.947091	13.896449	16.32%	5,061	2005
	10.763107	11.947091	11.00%	3,728	2004
	7.682181	10.763107	40.10%	4,027	2003
	10.000000	7.682181	-23.18%	4,111	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.012465	13.619716	2367.55%	0	2010
	7.154014	11.012465	53.93%	1,340	2009
	14.983218	7.154014	-52.25%	1,313	2008
	14.509632	14.983218	3.26%	1,266	2007
	12.767144	14.509632	13.65%	1,547	2006
	12.728329	12.767144	0.30%	1,569	2005
	11.417557	12.728329	11.48%	1,430	2004
	7.398393	11.417557	54.32%	1,569	2003
	10.000000	7.398393	-26.02%	600	2002*

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.230415	11.273453	1019.55%	0	2010
	7.714445	10.230415	32.61%	0	2009
	11.213757	7.714445	-31.21%	0	2008
	11.052167	11.213757	1.46%	0	2007
	10.000000	11.052167	10.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	7.974301	10.000102	25.40%	0	2010
	6.313079	7.974301	26.31%	0	2009
	9.637355	6.313079	-34.49%	0	2008
	10.095671	9.637355	-4.54%	0	2007
	10.000000	10.095671	0.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.353912	9.008016	7.83%	0	2010
	6.557922	8.353912	27.39%	0	2009
	10.000000	6.557922	-34.42%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.429904	11.987213	1493.12%	194	2010
	6.177452	10.429904	68.84%	194	2009
	13.346764	6.177452	-53.72%	0	2008
	10.605141	13.346764	25.85%	0	2007
	10.000000	10.605141	6.05%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.529818	10.103873	6.02%	0	2010
	7.102305	9.529818	34.18%	0	2009
	12.183609	7.102305	-41.71%	0	2008
	10.792161	12.183609	12.89%	0	2007
	10.000000	10.792161	7.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.597042	15.210259	1186.45%	231	2010
	11.713936	13.597042	16.08%	231	2009
	11.277465	11.713936	3.87%	108	2008
	10.386573	11.277465	8.58%	0	2007
	10.000000	10.386573	3.87%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.266832	9.314475	12.67%	0	2010
	7.002069	8.266832	18.06%	0	2009
	12.479402	7.002069	-43.89%	0	2008
	11.421586	12.479402	9.26%	0	2007
	11.010792	11.421586	3.73%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.361024	12.005113	1586.80%	57	2010
	7.461133	10.361024	38.87%	57	2009
	14.430073	7.461133	-48.29%	57	2008
	13.348441	14.430073	8.10%	0	2007
	11.739472	13.348441	13.71%	0	2006*

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.528147	20.755721	628.62%	1,452	2010
	15.967834	19.528147	22.30%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.399844	8.747446	4.14%	940	2010
	5.882077	8.399844	42.80%	6,909	2009
	10.800350	5.882077	-45.54%	6,986	2008
	8.083227	10.800350	33.61%	9,000	2007
	7.574085	8.083227	6.72%	10,581	2006
	6.880030	7.574085	10.09%	12,415	2005
	5.963253	6.880030	15.37%	13,307	2004
	5.071211	5.963253	17.59%	15,233	2003
	6.167860	5.071211	-17.78%	20,046	2002
	8.069120	6.167860	-23.56%	6,892	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.541708	14.055561	2178.06%	213	2010
	7.512232	11.541708	53.64%	213	2009
	13.691778	7.512232	-45.13%	213	2008
	11.499708	13.691778	19.06%	566	2007
	10.892844	11.499708	5.57%	566	2006
	10.003958	10.892844	8.89%	566	2005
	10.144265	10.003958	-1.38%	869	2004
	7.049473	10.144265	43.90%	1,006	2003
	10.000000	7.049473	-29.51%	656	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.703644	4.505956	21.66%	1,037	2010
	2.413657	3.703644	53.45%	1,037	2009
	4.405086	2.413657	-45.21%	1,037	2008
	3.701531	4.405086	19.01%	3,002	2007
	3.509816	3.701531	5.46%	3,002	2006
	3.216948	3.509816	9.10%	3,003	2005
	3.270799	3.216948	-1.65%	4,473	2004
	2.283163	3.270799	43.26%	8,684	2003
	3.952480	2.283163	-42.23%	11,482	2002
	6.448594	3.952480	-38.71%	8,733	2001*

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.320576	27.294238	2228.29%	2,734	2010
	12.744835	22.320576	75.13%	2,750	2009
	27.270190	12.744835	-53.26%	2,776	2008
	21.774036	27.270190	25.24%	2,743	2007
	15.175734	21.774036	43.48%	1,760	2006
	11.752892	15.175734	29.12%	329	2005
	10.123089	11.752892	16.10%	354	2004
	7.692915	10.123089	31.59%	381	2003
	10.000000	7.692915	-23.07%	533	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	12.757117	15.598174	2227.04%	1,786	2010
	7.284215	12.757117	75.13%	7,915	2009
	15.592266	7.284215	-53.28%	7,915	2008
	12.455029	15.592266	25.19%	10,161	2007
	8.684672	12.455029	43.41%	11,687	2006
	6.729816	8.684672	29.05%	13,100	2005
	5.797749	6.729816	16.08%	13,922	2004
	4.406372	5.797749	31.58%	14,452	2003
	6.068862	4.406372	-27.39%	19,051	2002
	8.105491	6.068862	-25.13%	8,303	2001*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.201705	13.525017	2074.07%	4,240	2010
	9.040208	11.201705	23.91%	4,240	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.531909	12.543393	877.12%	0	2010
	9.629397	11.531909	19.76%	0	2009
	14.639860	9.629397	-34.22%	0	2008
	13.914350	14.639860	5.21%	0	2007
	11.805572	13.914350	17.86%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.684664	6.85%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.535164	9.818249	2.97%	0	2010
	8.603081	9.535164	10.83%	0	2009
	10.161177	8.603081	-15.33%	0	2008
	9.917761	10.161177	2.45%	0	2007
	9.731335	9.917761	1.92%	0	2006
	9.808073	9.731335	-0.78%	0	2005
	9.951175	9.808073	-1.44%	6,351	2004
	10.000000	9.951175	-0.49%	1,653	2003*

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.465140	11.072533	16.98%	0	2010
	7.884137	9.465140	20.05%	0	2009
	13.319541	7.884137	-40.81%	0	2008
	13.551102	13.319541	-1.71%	0	2007
	13.163790	13.551102	2.94%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.443480	12.548331	2015.47%	0	2010
	8.125014	10.443480	28.53%	0	2009
	13.719597	8.125014	-40.78%	0	2008
	13.037326	13.719597	5.23%	0	2007
	11.723327	13.037326	11.21%	0	2006
	11.217069	11.723327	4.51%	0	2005
	10.000000	11.217069	12.17%	154	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.626753	5.396019	16.63%	0	2010
	3.544436	4.626753	30.54%	0	2009
	5.913085	3.544436	-40.06%	0	2008
	5.058202	5.913085	16.90%	0	2007
	4.871231	5.058202	3.84%	0	2006
	4.676487	4.871231	4.16%	0	2005
	4.421055	4.676487	5.78%	0	2004
	3.405447	4.421055	29.82%	0	2003
	4.885325	3.405447	-30.29%	0	2002
	6.952067	4.885325	-29.73%	0	2001*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.379408	13.737383	1096.96%	9,204	2010
	10.000000	12.379408	23.79%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.950048	9.805182	9.55%	15,617	2010
	7.415149	8.950048	20.70%	1,015	2009
	10.797061	7.415149	-31.32%	1,015	2008
	10.402421	10.797061	3.79%	496	2007
	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.110557	10.480500	365.90%	279	2010
	9.217980	10.110557	9.68%	279	2009
	10.457773	9.217980	-11.86%	120	2008
	10.384612	10.457773	0.70%	0	2007
	10.000000	10.384612	3.85%	0	2006*

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.929560	10.808710	8.85%	0	2010
	7.169940	9.929560	38.49%	0	2009
	11.947796	7.169940	-39.99%	0	2008
	10.683364	11.947796	11.84%	1,202	2007
	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.274989	9.565490	15.60%	0	2010
	6.096694	8.274989	35.73%	0	2009
	11.175007	6.096694	-45.44%	0	2008
	10.212629	11.175007	9.42%	0	2007
	10.000000	10.212629	2.13%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.545396	8.189432	8.54%	0	2010
	5.903354	7.545396	27.82%	0	2009
	9.746269	5.903354	-39.43%	0	2008
	10.000000	9.746269	-2.54%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.591881	13.934927	1066.60%	759	2010
	8.818504	12.591881	42.79%	816	2009
	12.521823	8.818504	-29.57%	906	2008
	12.415842	12.521823	0.85%	1,450	2007
	11.477315	12.415842	8.18%	1,523	2006
	11.461933	11.477315	0.13%	2,428	2005
	10.644927	11.461933	7.68%	2,824	2004
	8.901664	10.644927	19.58%	6,487	2003
	8.817499	8.901664	0.95%	6,387	2002
	8.652194	8.817499	1.91%	3,246	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.387549	12.602795	1067.17%	119	2010
	7.970615	11.387549	42.87%	121	2009
	11.334958	7.970615	-29.68%	136	2008
	11.235365	11.334958	0.89%	131	2007
	10.386510	11.235365	8.17%	132	2006
	10.000000	10.386510	3.87%	131	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.637902	8.635830	13.07%	2,575	2010
	5.105704	7.637902	49.60%	3,298	2009
	10.000000	5.105704	-48.94%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.830477	9.464268	20.86%	0	2010
	6.087100	7.830477	28.64%	0	2009
	10.000000	6.087100	-39.13%	0	2008*

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.812308	9.440831	20.85%	0	2010
	6.085201	7.812308	28.38%	0	2009
	10.000000	6.085201	-39.15%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	7.983421	8.975670	12.43%	0	2010
	6.318315	7.983421	26.35%	0	2009
	10.000000	6.318315	-36.82%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.223900	9.959791	7.98%	0	2010
	7.871204	9.223900	17.19%	0	2009
	10.000000	7.871204	-21.29%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.686563	9.548087	9.92%	0	2010
	7.153399	8.686563	21.43%	0	2009
	10.000000	7.153399	-28.47%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.964165	10.407724	4.45%	0	2010
	9.014543	9.964165	10.53%	0	2009
	10.000000	9.014543	-9.85%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.955653	9.754667	8.92%	0	2010
	7.509050	8.955653	19.26%	0	2009
	10.000000	7.509050	-24.91%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.408744	9.318567	10.82%	0	2010
	6.792527	8.408744	23.79%	0	2009
	10.000000	6.792527	-32.07%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.493792	10.123792	6.64%	0	2010
	8.248893	9.493792	15.09%	0	2009
	10.000000	8.248893	-17.51%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.425092	10.915246	470.17%	0	2010
	9.798799	10.425092	6.39%	0	2009
	10.000000	9.798799	-2.01%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.383519	10.843428	442.92%	0	2010
	9.777090	10.383519	6.20%	0	2009
	10.000000	9.777090	-2.23%	0	2008*

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	20.714473	23.536301	1362.25%	0	2010
	12.969062	20.714473	59.72%	0	2009
	31.397914	12.969062	-58.69%	0	2008
	22.054946	31.397914	42.36%	0	2007
	16.493390	22.054946	33.72%	0	2006
	12.713638	16.493390	29.73%	0	2005
	10.766220	12.713638	18.09%	0	2004
	6.660810	10.766220	61.64%	0	2003
	8.034443	6.660810	-17.10%	0	2002
	8.665651	8.034443	-7.28%	0	2001*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.168812	26.333821	1366.06%	2,273	2010
	14.490549	23.168812	59.89%	2,273	2009
	35.137800	14.490549	-58.76%	2,398	2008
	24.687179	35.137800	42.33%	3,751	2007
	18.471789	24.687179	33.65%	3,652	2006
	14.236749	18.471789	29.75%	2,468	2005
	12.054715	14.236749	18.10%	208	2004
	7.459964	12.054715	61.59%	73	2003
	10.000000	7.459964	-25.40%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.863022	14.206388	247.68%	3,187	2010
	13.803730	13.863022	0.43%	4,214	2009
	13.102704	13.803730	5.35%	3,971	2008
	12.503923	13.102704	4.79%	5,144	2007
	12.371062	12.503923	1.07%	5,603	2006
	12.248814	12.371062	1.00%	6,487	2005
	12.128686	12.248814	0.99%	6,635	2004
	12.158343	12.128686	-0.24%	15,186	2003
	11.201435	12.158343	8.54%	14,437	2002
	10.679917	11.201435	4.88%	10,795	2001*

NVIT NVIT International Equity Fund: Class I - Q/NQ	9.727222	10.777854	10.80%	0	2010
	7.667186	9.727222	26.87%	0	2009
	14.533790	7.667186	-47.25%	0	2008
	11.689259	14.533790	24.33%	0	2007
	8.988342	11.689259	30.05%	0	2006
	7.057732	8.988342	27.35%	0	2005
	6.319464	7.057732	11.68%	0	2004
	4.764292	6.319464	32.64%	0	2003
	6.418930	4.764292	-25.78%	0	2002
	9.200325	6.418930	-30.23%	0	2001*

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.742482	17.439588	1078.04%	2,931	2010
	12.413380	15.742482	26.82%	2,931	2009
	23.523222	12.413380	-47.23%	2,931	2008
	18.918849	23.523222	24.34%	5,316	2007
	14.549040	18.918849	30.04%	4,067	2006
	11.427124	14.549040	27.32%	0	2005
	10.217597	11.427124	11.84%	0	2004
	7.719631	10.217597	32.36%	0	2003
	10.000000	7.719631	-22.80%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.088902	8.496374	5.04%	0	2010
	6.431015	8.088902	25.78%	0	2009
	11.555148	6.431015	-44.35%	348	2008
	10.802306	11.555148	6.97%	348	2007
	10.000000	10.802306	8.02%	348	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.275573	12.640935	1210.90%	7,781	2010
	9.063460	11.275573	24.41%	7,781	2009
	14.674212	9.063460	-38.24%	7,781	2008
	14.162292	14.674212	3.61%	15,009	2007
	12.389980	14.162292	14.30%	7,781	2006
	11.736943	12.389980	5.56%	7,782	2005
	10.524667	11.736943	11.52%	65,682	2004
	8.160577	10.524667	28.97%	45,921	2003
	10.000000	8.160577	-18.39%	17,097	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.468700	12.317334	739.96%	0	2010
	10.000000	11.468700	14.69%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.024686	13.175134	956.74%	0	2010
	10.000000	12.024686	20.25%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.272269	11.673957	356.35%	37,410	2010
	10.565944	11.272269	6.68%	0	2009
	11.496047	10.565944	-8.09%	0	2008
	11.155745	11.496047	3.05%	0	2007
	10.743737	11.155745	3.83%	0	2006
	10.633118	10.743737	1.04%	0	2005
	10.388956	10.633118	2.35%	35,311	2004
	9.844280	10.388956	5.53%	38,879	2003
	10.000000	9.844280	-1.56%	36,403	2002*

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.426058	12.394401	847.49%	0	2010
	9.806543	11.426058	16.51%	0	2009
	13.055741	9.806543	-24.89%	7,561	2008
	12.635905	13.055741	3.32%	0	2007
	11.602141	12.635905	8.91%	6,923	2006
	11.260586	11.602141	3.03%	6,923	2005
	10.511469	11.260586	7.13%	291,561	2004
	8.952638	10.511469	17.41%	280,231	2003
	10.000000	8.952638	-10.47%	82,019	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.485760	12.674949	1035.36%	0	2010
	9.441190	11.485760	21.66%	29,706	2009
	14.070907	9.441190	-32.90%	30,292	2008
	13.555454	14.070907	3.80%	32,031	2007
	12.100071	13.555454	12.03%	30,022	2006
	11.554315	12.100071	4.72%	40,423	2005
	10.539613	11.554315	9.63%	185,981	2004
	8.509285	10.539613	23.86%	235,385	2003
	10.000000	8.509285	-14.91%	56,432	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.494305	12.198921	613.01%	0	2010
	10.258994	11.494305	12.04%	0	2009
	12.347458	10.258994	-16.91%	0	2008
	11.927822	12.347458	3.52%	0	2007
	11.247978	11.927822	6.04%	0	2006
	11.006534	11.247978	2.19%	0	2005
	10.502231	11.006534	4.80%	160,779	2004
	9.444587	10.502231	11.20%	178,115	2003
	10.000000	9.444587	-5.55%	9,120	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.779485	19.476305	2342.80%	6,010	2010
	11.798022	15.779485	33.75%	9,038	2009
	18.987431	11.798022	-37.86%	9,165	2008
	18.052218	18.987431	5.18%	12,803	2007
	16.796167	18.052218	7.48%	13,016	2006
	15.319315	16.796167	9.64%	11,491	2005
	13.534578	15.319315	13.19%	12,716	2004
	10.277402	13.534578	31.69%	13,281	2003
	12.407725	10.277402	-17.17%	12,945	2002
	12.856503	12.407725	-3.49%	4,288	2001*

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.547730	10.315697	-219.98%	8,591	2010
	10.780474	10.547730	-2.16%	46,129	2009
	10.801157	10.780474	-0.19%	62,424	2008
	10.540307	10.801157	2.47%	10,355	2007
	10.309696	10.540307	2.24%	36,171	2006
	10.267038	10.309696	0.42%	34,027	2005
	10.413500	10.267038	-1.41%	45,178	2004
	10.581548	10.413500	-1.59%	59,044	2003
	10.690073	10.581548	-1.02%	73,805	2002
	10.551662	10.690073	1.31%	27,635	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.834262	13.880944	815.54%	989	2010
	10.550599	12.834262	21.64%	3,960	2009
	13.043358	10.550599	-19.11%	4,079	2008
	12.748732	13.043358	2.31%	4,180	2007
	12.433153	12.748732	2.54%	4,047	2006
	12.440836	12.433153	-0.06%	3,799	2005
	11.940484	12.440836	4.19%	42,307	2004
	10.889602	11.940484	9.65%	42,667	2003
	10.385975	10.889602	4.85%	22,426	2002
	10.193887	10.385975	1.88%	3,062	2001*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.073761	9.004665	11.53%	3,563	2010
	6.049680	8.073761	33.46%	6,718	2009
	10.000000	6.049680	-39.50%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.228697	14.766524	377.99%	2,588	2010
	11.205365	14.228697	26.98%	2,588	2009
	21.350365	11.205365	-47.52%	2,588	2008
	21.211573	21.350365	0.65%	2,956	2007
	17.668354	21.211573	20.05%	3,041	2006
	16.121390	17.668354	9.60%	3,179	2005
	13.706741	16.121390	17.62%	2,303	2004
	10.000000	13.706741	37.07%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.958679	8.991007	12.97%	2,990	2010
	6.270513	7.958679	26.92%	591	2009
	10.000000	6.270513	-37.29%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.360058	3.60%	0	2010*

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.794044	8.594269	10.27%	0	2010
	6.254822	7.794044	24.61%	0	2009
	10.000000	6.254822	-37.45%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.691865	9.540351	24.03%	16,586	2010
	6.186904	7.691865	24.32%	18,159	2009
	10.000000	6.186904	-38.13%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.495635	9.940108	17.00%	2,790	2010
	6.658061	8.495635	27.60%	3,321	2009
	10.000000	6.658061	-33.42%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.266672	12.596266	2269.08%	3,237	2010
	8.235950	10.266672	24.66%	4,119	2009
	15.717907	8.235950	-47.60%	4,076	2008
	14.645439	15.717907	7.32%	5,144	2007
	14.508796	14.645439	0.94%	5,817	2006
	13.723755	14.508796	5.72%	6,332	2005
	12.372523	13.723755	10.92%	7,461	2004
	9.421976	12.372523	31.32%	7,498	2003
	14.441772	9.421976	-34.76%	7,706	2002
	16.564493	14.441772	-12.81%	272	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.195450	21.291755	2382.20%	4,067	2010
	13.930430	17.195450	23.44%	4,384	2009
	20.994710	13.930430	-33.65%	4,359	2008
	23.059585	20.994710	-8.95%	7,636	2007
	20.100696	23.059585	14.72%	8,066	2006
	19.938786	20.100696	0.81%	11,244	2005
	17.380579	19.938786	14.72%	17,952	2004
	11.329505	17.380579	53.41%	16,495	2003
	15.905177	11.329505	-28.77%	19,673	2002
	12.679678	15.905177	25.44%	8,057	2001*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	16.998540	20.834303	2256.52%	400	2010
	12.903236	16.998540	31.74%	1,121	2009
	21.345940	12.903236	-39.55%	2,404	2008
	21.373134	21.345940	-0.13%	3,708	2007
	19.504567	21.373134	9.58%	3,756	2006
	17.754986	19.504567	9.85%	4,176	2005
	15.252779	17.754986	16.40%	3,484	2004
	11.059519	15.252779	37.92%	7,114	2003
	13.679062	11.059519	-19.15%	4,387	2002
	14.994163	13.679062	-8.77%	2,562	2001*

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.637082	8.473768	10.96%	6,549	2010
	6.192790	7.637082	23.32%	1,126	2009
	10.834878	6.192790	-42.84%	1,126	2008
	10.241994	10.834878	5.79%	2,466	2007
	9.215792	10.241994	11.14%	2,466	2006
	8.769845	9.215792	5.09%	2,466	2005
	8.170362	8.769845	7.34%	5,093	2004
	6.551449	8.170362	24.71%	5,093	2003
	8.105635	6.551449	-19.17%	4,917	2002
	9.400269	8.105635	-13.77%	1,286	2001*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.118002	9.062776	27.32%	10,944	2010
	5.562940	7.118002	27.95%	7,401	2009
	10.000000	5.562940	-44.37%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.262637	10.279747	16.67%	227	2010
	9.796941	10.262637	4.75%	227	2009
	10.000000	9.796941	-2.03%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.344449	10.186318	9.01%	348	2010
	7.643473	9.344449	22.25%	348	2009
	14.042490	7.643473	-45.57%	348	2008
	11.976724	14.042490	17.25%	348	2007
	9.727659	11.976724	23.12%	348	2006
	8.334131	9.727659	16.72%	4,578	2005
	7.367390	8.334131	13.12%	4,578	2004
	5.536514	7.367390	33.07%	5,248	2003
	7.587757	5.536514	-27.03%	5,248	2002
	9.557425	7.587757	-20.61%	2,724	2001*

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.102991	18.627588	891.42%	108	2010
	13.990376	17.102991	22.25%	108	2009
	25.696124	13.990376	-45.55%	108	2008
	21.908299	25.696124	17.29%	1,925	2007
	17.804090	21.908299	23.05%	1,188	2006
	15.253536	17.804090	16.72%	0	2005
	13.484171	15.253536	13.12%	0	2004
	10.000000	13.484171	34.84%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.867621	13.692136	640.77%	20,066	2010
	10.000000	12.867621	28.68%	0	2009*

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.842401	13.357126	400.80%	0	2010
	10.000000	12.842401	28.42%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.469516	8.457532	13.23%	418	2010
	5.941349	7.469516	25.72%	418	2009
	9.641992	5.941349	-38.38%	849	2008
	10.083630	9.641992	-4.38%	6,615	2007
	8.895000	10.083630	13.36%	8,641	2006
	8.723996	8.895000	1.96%	10,297	2005
	7.591688	8.723996	14.92%	1,945	2004
	5.905872	7.591688	28.54%	374	2003
	8.067350	5.905872	-26.79%	0	2002
	9.391322	8.067350	-14.10%	0	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.633242	20.000580	1342.54%	1,257	2010
	12.906444	17.633242	36.62%	1,438	2009
	22.067035	12.906444	-41.51%	1,473	2008
	21.221247	22.067035	3.99%	1,320	2007
	18.436138	21.221247	15.11%	2,604	2006
	16.485857	18.436138	11.83%	1,363	2005
	14.141920	16.485857	16.57%	32,664	2004
	10.000000	14.141920	41.42%	29,464	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.804180	12.253678	1341.61%	1,427	2010
	7.903754	10.804180	36.70%	1,432	2009
	13.512292	7.903754	-41.51%	2,587	2008
	12.996648	13.512292	3.97%	3,425	2007
	11.290616	12.996648	15.11%	3,787	2006
	10.098870	11.290616	11.80%	3,795	2005
	8.665362	10.098870	16.54%	5,551	2004
	6.194920	8.665362	39.88%	5,848	2003
	8.135212	6.194920	-23.85%	6,615	2002
	9.458032	8.135212	-13.99%	7,742	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.435715	2.731974	12.16%	185	2010
	1.964846	2.435715	23.96%	185	2009
	9.518385	1.964846	-79.36%	185	2008
	10.000000	9.518385	-4.82%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.610203	2.930950	12.29%	0	2010
	2.129718	2.610203	22.56%	0	2009
	10.211061	2.129718	-79.14%	0	2008
	10.452662	10.211061	-2.31%	0	2007
	10.000000	10.452662	4.53%	0	2006*

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	7.980089	9.061844	13.56%	3,941	2010
	6.360525	7.980089	25.46%	8,100	2009
	10.570308	6.360525	-39.83%	8,100	2008
	10.351457	10.570308	2.11%	8,401	2007
	9.201145	10.351457	12.50%	9,013	2006
	8.876997	9.201145	3.65%	12,189	2005
	8.292232	8.876997	7.05%	20,587	2004
	6.690842	8.292232	23.93%	28,321	2003
	8.425292	6.690842	-20.59%	37,431	2002
	9.590436	8.425292	-12.15%	18,017	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.839168	9.461389	20.69%	0	2010
	5.842436	7.839168	34.18%	0	2009
	9.609304	5.842436	-39.20%	0	2008
	9.947032	9.609304	-3.40%	0	2007
	10.000000	9.947032	-0.53%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.056151	8.796462	24.66%	3,899	2010
	5.440766	7.056151	29.69%	3,899	2009
	10.923198	5.440766	-50.19%	7,265	2008
	10.505043	10.923198	3.98%	8,802	2007
	10.432419	10.505043	0.70%	8,802	2006
	9.495781	10.432419	9.86%	10,225	2005
	8.106165	9.495781	17.14%	10,605	2004
	6.599464	8.106165	22.83%	10,607	2003
	9.345324	6.599464	-29.38%	10,602	2002
	13.905014	9.345324	-32.79%	1,338	2001*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.804504	11.557154	696.61%	0	2010
	10.000000	10.804504	8.05%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.883488	11.196028	287.17%	14,617	2010
	10.000000	10.883488	8.83%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.480715	4.81%	0	2010*

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.047962	10.529078	4.79%	0	2010
	9.370189	10.047962	7.23%	0	2009
	10.669846	9.370189	-12.18%	0	2008
	10.346901	10.669846	3.12%	0	2007
	10.000000	10.346901	3.47%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	24.735120	26.548586	733.15%	0	2010
	19.423520	24.735120	27.35%	0	2009
	23.359018	19.423520	-16.85%	0	2008
	22.422608	23.359018	4.18%	1,579	2007
	20.689585	22.422608	8.38%	1,579	2006
	18.844947	20.689585	9.79%	1,579	2005
	17.507218	18.844947	7.64%	1,579	2004
	13.999772	17.507218	25.05%	2,569	2003
	13.106031	13.999772	6.82%	2,569	2002
	12.173002	13.106031	7.66%	728	2001*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.365804	26.510005	2407.68%	0	2010
	10.237225	21.365804	108.71%	0	2009
	29.698218	10.237225	-65.53%	0	2008
	22.076275	29.698218	34.53%	0	2007
	16.176117	22.076275	36.47%	0	2006
	12.542241	16.176117	28.97%	0	2005
	10.000000	12.542241	25.42%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	25.466956	31.592570	2405.32%	1,061	2010
	12.214727	25.466956	108.49%	1,061	2009
	35.464292	12.214727	-65.56%	1,061	2008
	26.353137	35.464292	34.57%	1,061	2007
	19.315823	26.353137	36.43%	1,061	2006
	14.961568	19.315823	29.10%	1,060	2005
	12.151788	14.961568	23.12%	1,060	2004
	8.058096	12.151788	50.80%	1,060	2003
	8.485820	8.058096	-5.04%	1,060	2002
	8.838136	8.485820	-3.99%	928	2001*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	25.866132	32.698611	2641.48%	1,641	2010
	16.779683	25.866132	54.15%	1,641	2009
	31.831716	16.779683	-47.29%	1,568	2008
	22.398641	31.831716	42.11%	1,568	2007
	18.388896	22.398641	21.81%	1,568	2006
	12.400273	18.388896	48.29%	0	2005
	10.000000	12.400273	24.00%	0	2004*

89

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	32.362732	40.904887	2639.50%	116	2010
	21.005424	32.362732	54.07%	116	2009
	39.868718	21.005424	-47.31%	116	2008
	28.048427	39.868718	42.14%	116	2007
	23.035585	28.048427	21.76%	116	2006
	15.528066	23.035585	48.35%	116	2005
	12.780575	15.528066	21.50%	116	2004
	9.025587	12.780575	41.60%	116	2003
	9.497863	9.025587	-4.97%	116	2002
	10.845725	9.497863	-12.43%	0	2001*

Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ	9.814546	10.783677	9.87%	0	2010
	7.898012	9.814546	24.27%	0	2009
	12.997934	7.898012	-39.24%	0	2008
	12.088802	12.997934	7.52%	0	2007
	10.872485	12.088802	11.19%	0	2006
	10.222262	10.872485	6.36%	0	2005
	9.530925	10.222262	7.25%	0	2004
	7.220212	9.530925	32.00%	0	2003
	9.643755	7.220212	-25.13%	0	2002
	9.830796	9.643755	-1.90%	0	2001*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.387093	12.572109	2103.59%	0	2010
	7.188964	10.387093	44.49%	0	2009

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Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code") .  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contracts

A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Charitable Remainder Trusts

Charitable remainder trusts are trusts that meet the requirements of Section 664 of the Code.  non-qualified contracts that are issued to charitable remainder trusts will differ from other non-qualified contracts in three respects:

(1)	Waiver of sales charges . In addition to any sales load waivers included in the contract , charitable remainder trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a charitable remainder trust, the charitable remainder trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a charitable remainder trust, the death benefit is payable to the charitable remainder trust.  Any designation in conflict with the charitable remainder trust's right to the death benefit will be void.

While these provisions are intended to facilitate a charitable remainder trust's ownership of this contract, the rules governing charitable remainder trusts are numerous and complex.  A charitable remainder trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract.  An annuity that has a charitable remainder trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a charitable remainder trust.

Investment Only (Qualified Plans)

Contracts that are owned by qualified plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a qualified plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of qualified plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities, and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is non-forfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

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When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an individual retirement plan or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another.  Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

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Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract oOwner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.   Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs

Distributions from IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was non - deductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the 5 -year rule and meets 1 of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

•	it is attributable to the contract owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5 -year rule generally is satisfied if the distribution is not made within the 5 year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

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If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner's death;

•	the result of a contract owner's disability (as defined in the Code);

94

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non-qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Code.  Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under Section 72(q)(2) of the Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law.  Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.  To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

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Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in Section 457(e)(1)(A) or indvidual retirement plans ; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift, and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is 2 or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

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Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs , and Tax Sheltered Annuities after the death of the Annuitant, or that are made from non-qualified contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0 .

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death.  For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death.  If there is more than 1 beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0 .

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within 1 year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract oOwner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

97

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the 5 th year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.   All information is subject to change without notice.

98

You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and qualified plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, qualified plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to these and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

99

Unassociated Document
STATEMENT OF ADDITIONAL INFORMATION

May 1, 2011

Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2011 . The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $ 148.7 billion as of December 31, 2010 .

Services

Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of contract issued to each Contract Owner and records with respect to the Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the Daily Net Assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2010 , 2009 and 2008 , no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific 7 -day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the Variable Account for less than 1 year, the performance information for that Sub-Account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account charges possible under the contract and the CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature, or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc., or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the Accumulation Unit value for all classes of Accumulation Units for all asset fees for contracts issued as of December 31, 2010 .  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.744818	10.937267	25.07%	28,682	2010
	6.204371	8.744818	40.95%	19,126	2009
	10.000000	6.204371	-37.96%	598	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.349734	12.826176	3.86%	176,371	2010
	11.341243	12.349734	8.89%	145,458	2009
	11.664298	11.341243	-2.77%	131,207	2008
	10.782991	11.664298	8.17%	100,852	2007
	10.743070	10.782991	0.37%	106,446	2006
	10.705893	10.743070	0.35%	214,400	2005
	10.240855	10.705893	4.54%	277,614	2004
	10.000000	10.240855	2.41%	42,431	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.729347	13.228101	12.78%	233,462	2010
	10.052611	11.729347	16.68%	297,188	2009
	15.554749	10.052611	-35.37%	371,991	2008
	15.755326	15.554749	-1.27%	471,697	2007
	13.618988	15.755326	15.69%	612,488	2006
	13.173845	13.618988	3.38%	771,621	2005
	11.800602	13.173845	11.64%	830,554	2004
	9.233496	11.800602	27.80%	964,050	2003
	11.591056	9.233496	-20.34%	1,020,097	2002
	12.802086	11.591056	-9.46%	1,029,114	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.247605	12.074087	17.82%	19,678	2010
	7.981902	10.247605	28.39%	25,824	2009
	10.679075	7.981902	-25.26%	36,287	2008
	11.064576	10.679075	-3.48%	30,504	2007
	10.000000	11.064576	10.65%	29,135	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.080182	13.100288	8.44%	85,377	2010
	10.000000	12.080182	20.80%	48,206	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.102183	11.201853	10.89%	375	2010
	10.000000	10.102183	1.02%	5,262	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.369464	15.377498	24.32%	21,926	2010
	10.013642	12.369464	23.53%	26,538	2009
	14.670723	10.013642	-31.74%	34,422	2008
	14.947780	14.670723	-1.85%	43,574	2007
	13.223234	14.947780	13.04%	63,159	2006
	12.480627	13.223234	5.95%	78,168	2005
	10.364013	12.480627	20.42%	150,306	2004
	7.613403	10.364013	36.13%	57,814	2003
	10.000000	7.613403	-23.87%	34,808	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ	10.182340	11.550728	13.44%	94,433	2010
	7.705099	10.182340	32.15%	103,702	2009
	11.892933	7.705099	-35.21%	128,356	2008
	11.168633	11.892933	6.49%	189,755	2007
	10.351504	11.168633	7.89%	243,757	2006
	10.111287	10.351504	2.38%	348,087	2005
	9.635655	10.111287	4.94%	416,867	2004
	7.739942	9.635655	24.49%	470,691	2003
	11.025487	7.739942	-29.80%	550,359	2002
	14.414394	11.025487	-23.51%	692,335	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.595206	13.156042	13.46%	797,377	2010
	9.289668	11.595206	24.82%	940,459	2009
	14.958510	9.289668	-37.90%	1,073,913	2008
	14.385200	14.958510	3.99%	1,354,191	2007
	12.605780	14.385200	14.12%	1,791,197	2006
	12.186711	12.605780	3.44%	2,265,193	2005
	11.148445	12.186711	9.31%	2,653,753	2004
	8.790442	11.148445	26.82%	2,862,626	2003
	11.460136	8.790442	-23.30%	3,065,137	2002
	13.209188	11.460136	-13.24%	3,142,328	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.797113	14.580318	13.93%	204,371	2010
	10.568422	12.797113	21.09%	228,046	2009
	15.183971	10.568422	-30.40%	274,183	2008
	14.346155	15.183971	5.84%	342,325	2007
	12.465876	14.346155	15.08%	469,328	2006
	12.087664	12.465876	3.13%	595,910	2005
	11.646776	12.087664	3.79%	630,995	2004
	9.728623	11.646776	19.72%	694,070	2003
	11.823034	9.728623	-17.71%	724,249	2002
	13.195948	11.823034	-10.40%	696,448	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.232405	16.329532	7.20%	265,451	2010
	12.801405	15.232405	18.99%	329,710	2009
	13.975403	12.801405	-8.40%	409,040	2008
	13.423384	13.975403	4.11%	525,970	2007
	13.044103	13.423384	2.91%	653,677	2006
	13.033001	13.044103	0.09%	786,540	2005
	12.730457	13.033001	2.38%	870,384	2004
	12.313044	12.730457	3.39%	1,092,566	2003
	11.401464	12.313044	8.00%	1,248,204	2002
	10.684388	11.401464	6.71%	635,197	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.252378	11.419590	11.38%	59,127	2010
	8.358168	10.252378	22.66%	22,773	2009
	11.291189	8.358168	-25.98%	24,272	2008
	10.519576	11.291189	7.34%	140	2007
	10.000000	10.519576	5.20%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.702572	10.978165	13.15%	12,974	2010
	7.625956	9.702572	27.23%	19,788	2009
	11.471058	7.625956	-33.52%	19,788	2008
	10.539579	11.471058	8.84%	14,056	2007
	10.000000	10.539579	5.40%	21,095	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.214958	10.561122	14.61%	16,157	2010
	7.097840	9.214958	29.83%	21,569	2009
	11.601646	7.097840	-38.82%	14,575	2008
	10.559747	11.601646	9.87%	6,248	2007
	10.000000	10.559747	5.60%	8,232	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.867305	10.439308	17.73%	89,907	2010
	6.081720	8.867305	45.80%	75,500	2009
	13.500848	6.081720	-54.95%	99,375	2008
	9.383035	13.500848	43.89%	97,775	2007
	10.000000	9.383035	-6.17%	35,409	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.092259	14.886926	13.71%	718,639	2010
	10.190835	13.092259	28.47%	945,589	2009
	18.002932	10.190835	-43.39%	1,116,121	2008
	17.968073	18.002932	0.19%	1,437,224	2007
	15.144659	17.968073	18.64%	1,839,844	2006
	14.493567	15.144659	4.49%	2,159,695	2005
	13.170455	14.493567	10.05%	2,373,559	2004
	10.236736	13.170455	28.66%	2,382,653	2003
	12.483021	10.236736	-17.99%	2,311,460	2002
	13.313013	12.483021	-6.23%	1,916,093	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.600829	12.993343	22.57%	642,503	2010
	8.372807	10.600829	26.61%	774,251	2009
	16.060924	8.372807	-47.87%	957,021	2008
	12.813873	16.060924	25.34%	1,193,533	2007
	12.151083	12.813873	5.45%	1,588,926	2006
	11.638000	12.151083	4.41%	2,050,302	2005
	11.407069	11.638000	2.02%	2,383,000	2004
	8.695091	11.407069	31.19%	2,670,355	2003
	12.608518	8.695091	-31.04%	2,913,435	2002
	15.512519	12.608518	-18.72%	3,369,434	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.165048	13.676299	12.42%	187,633	2010
	8.563916	12.165048	42.05%	218,004	2009
	11.567096	8.563916	-25.96%	278,209	2008
	11.405362	11.567096	1.42%	357,797	2007
	10.382924	11.405362	9.85%	516,097	2006
	10.250064	10.382924	1.30%	620,605	2005
	9.477262	10.250064	8.15%	686,997	2004
	7.554754	9.477262	25.45%	801,310	2003
	7.379494	7.554754	2.37%	900,292	2002
	8.478210	7.379494	-12.96%	740,039	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.335924	11.607104	12.30%	62,296	2010
	7.268321	10.335924	42.21%	59,068	2009
	9.806038	7.268321	-25.88%	43,721	2008
	10.000000	9.806038	-1.94%	44,634	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.199820	12.979067	6.39%	195,751	2010
	10.674834	12.199820	14.29%	204,606	2009
	11.178437	10.674834	-4.51%	160,412	2008
	10.857668	11.178437	2.95%	181,444	2007
	10.536126	10.857668	3.05%	200,680	2006
	10.446445	10.536126	0.86%	183,441	2005
	10.135570	10.446445	3.07%	87,919	2004
	10.000000	10.135570	1.36%	26,428	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.303679	11.830540	27.16%	117,636	2010
	6.725459	9.303679	38.34%	126,114	2009
	11.253265	6.725459	-40.24%	146,649	2008
	9.863182	11.253265	14.09%	171,119	2007
	10.000000	9.863182	-1.37%	109,428	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.555045	15.132512	11.64%	80,355	2010
	10.850910	13.555045	24.92%	95,861	2009
	19.565247	10.850910	-44.54%	126,884	2008
	16.896770	19.565247	15.79%	176,647	2007
	14.499246	16.896770	16.54%	213,211	2006
	12.334722	14.499246	17.55%	256,478	2005
	11.000744	12.334722	12.13%	286,186	2004
	7.775040	11.000744	41.49%	335,111	2003
	9.879361	7.775040	-21.30%	379,343	2002
	12.702222	9.879361	-22.22%	472,493	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.489945	15.062151	11.65%	119,290	2010
	10.794322	13.489945	24.97%	148,232	2009
	19.467718	10.794322	-44.55%	172,930	2008
	16.809880	19.467718	15.81%	194,769	2007
	14.424335	16.809880	16.54%	270,660	2006
	12.275838	14.424335	17.50%	281,955	2005
	10.947388	12.275838	12.13%	256,490	2004
	7.734738	10.947388	41.54%	157,069	2003
	10.000000	7.734738	-22.65%	99,913	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.906264	14.875465	24.94%	40,102	2010
	7.656370	11.906264	55.51%	73,856	2009
	15.872344	7.656370	-51.76%	53,769	2008
	15.214228	15.872344	4.33%	80,446	2007
	13.252038	15.214228	14.81%	109,445	2006
	13.078442	13.252038	1.33%	130,578	2005
	11.612918	13.078442	12.62%	135,348	2004
	7.448995	11.612918	55.90%	142,757	2003
	10.000000	7.448995	-25.51%	46,660	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.619457	11.821730	11.32%	103,639	2010
	7.926819	10.619457	33.97%	95,594	2009
	11.405666	7.926819	-30.50%	75,673	2008
	11.126930	11.405666	2.51%	73,123	2007
	10.000000	11.126930	11.27%	81,746	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.277889	10.486815	26.68%	76,461	2010
	6.487052	8.277889	27.61%	57,704	2009
	9.802409	6.487052	-33.82%	64,797	2008
	10.164026	9.802409	-3.56%	70,238	2007
	10.000000	10.164026	1.64%	72,549	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.496860	9.255758	8.93%	34,512	2010
	6.602655	8.496860	28.69%	44,393	2009
	10.000000	6.602655	-33.97%	32,903	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.826778	12.570352	16.10%	33,675	2010
	6.347673	10.826778	70.56%	32,139	2009
	13.575240	6.347673	-53.24%	37,296	2008
	10.676971	13.575240	27.15%	28,352	2007
	10.000000	10.676971	6.77%	17,618	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.892389	10.595408	7.11%	18,491	2010
	7.297905	9.892389	35.55%	22,264	2009
	12.392141	7.297905	-41.11%	22,648	2008
	10.865204	12.392141	14.05%	27,934	2007
	10.000000	10.865204	8.65%	32,823	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.113920	15.949762	13.01%	54,464	2010
	12.036200	14.113920	17.26%	49,844	2009
	11.470459	12.036200	4.93%	54,655	2008
	10.456863	11.470459	9.69%	42,693	2007
	10.000000	10.456863	4.57%	25,748	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.377654	8.397536	13.82%	19,727	2010
	6.185696	7.377654	19.27%	19,786	2009
	10.912533	6.185696	-43.32%	22,489	2008
	9.885895	10.912533	10.38%	19,883	2007
	10.000000	9.885895	-1.14%	2,050	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.073745	9.450422	17.05%	6,780	2010
	5.755196	8.073745	40.29%	7,322	2009
	11.017691	5.755196	-47.76%	6,661	2008
	10.088107	11.017691	9.21%	10,055	2007
	10.000000	10.088107	0.88%	4,760	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.835756	23.445457	7.37%	56,325	2010
	17.674192	21.835756	23.55%	28,036	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.292757	9.776182	5.20%	599,311	2010
	6.441522	9.292757	44.26%	707,502	2009
	11.707458	6.441522	-44.98%	796,163	2008
	8.673028	11.707458	34.99%	983,875	2007
	8.044709	8.673028	7.81%	1,363,013	2006
	7.233815	8.044709	11.21%	1,554,991	2005
	6.206483	7.233815	16.55%	1,816,328	2004
	5.224689	6.206483	18.79%	2,179,617	2003
	6.290120	5.224689	-16.94%	2,562,268	2002
	8.145127	6.290120	-22.77%	3,001,802	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.478522	15.351577	23.02%	9,197	2010
	8.039786	12.478522	55.21%	15,765	2009
	14.504483	8.039786	-44.57%	19,572	2008
	12.058365	14.504483	20.29%	25,582	2007
	11.306670	12.058365	6.65%	27,522	2006
	10.279283	11.306670	9.99%	35,563	2005
	10.317923	10.279283	-0.37%	35,540	2004
	7.097740	10.317923	45.37%	62,167	2003
	10.000000	7.097740	-29.02%	26,783	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.097605	5.036169	22.91%	224,496	2010
	2.643381	4.097605	55.01%	273,953	2009
	4.775364	2.643381	-44.65%	290,579	2008
	3.971844	4.775364	20.23%	399,755	2007
	3.728118	3.971844	6.54%	590,047	2006
	3.382577	3.728118	10.22%	675,449	2005
	3.404379	3.382577	-0.64%	846,091	2004
	2.352398	3.404379	44.72%	1,082,245	2003
	4.030994	2.352398	-41.64%	1,297,660	2002
	6.509446	4.030994	-38.07%	2,142,738	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	24.131758	29.810212	23.53%	146,486	2010
	13.639607	24.131758	76.92%	126,069	2009
	28.888141	13.639607	-52.78%	157,279	2008
	22.831314	28.888141	26.53%	212,166	2007
	15.752110	22.831314	44.94%	256,414	2006
	12.076286	15.752110	30.44%	260,871	2005
	10.296399	12.076286	17.29%	188,451	2004
	7.745526	10.296399	32.93%	173,256	2003
	10.000000	7.745526	-22.54%	161,911	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	14.113259	17.432478	23.52%	302,452	2010
	7.977040	14.113259	76.92%	401,666	2009
	16.901767	7.977040	-52.80%	464,848	2008
	13.363752	16.901767	26.47%	582,942	2007
	9.224320	13.363752	44.88%	809,501	2006
	7.075935	9.224320	30.36%	923,768	2005
	6.034263	7.075935	17.26%	1,116,043	2004
	4.539769	6.034263	32.92%	1,346,164	2003
	6.189198	4.539769	-26.65%	1,629,083	2002
	8.181886	6.189198	-24.35%	2,035,249	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.865912	14.473302	21.97%	38,177	2010
	9.479322	11.865912	25.18%	52,879	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.461369	10.396378	9.88%	76,923	2010
	7.820481	9.461369	20.98%	91,259	2009
	11.769084	7.820481	-33.55%	81,498	2008
	11.072036	11.769084	6.30%	61,584	2007
	10.000000	11.072036	10.72%	36,299	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.756923	7.57%	6,945	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.204416	10.614801	4.02%	89,426	2010
	9.113768	10.204416	11.97%	114,445	2009
	10.655363	9.113768	-14.47%	105,884	2008
	10.294293	10.655363	3.51%	204,210	2007
	9.998849	10.294293	2.95%	224,731	2006
	9.975981	9.998849	0.23%	228,703	2005
	10.019076	9.975981	-0.43%	142,630	2004
	10.000000	10.019076	0.19%	35,424	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.014399	8.289379	18.18%	2,391	2010
	5.783597	7.014399	21.28%	4,022	2009
	9.671730	5.783597	-40.20%	1,999	2008
	9.739699	9.671730	-0.70%	992	2007
	10.000000	9.739699	-2.60%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.062852	13.428283	21.38%	7,525	2010
	8.519760	11.062852	29.85%	11,213	2009
	14.240089	8.519760	-40.17%	17,781	2008
	13.394228	14.240089	6.32%	20,871	2007
	11.922729	13.394228	12.34%	23,836	2006
	11.292761	11.922729	5.58%	9,834	2005
	10.000000	11.292761	12.93%	3,286	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.760382	7.964907	17.82%	84,971	2010
	5.126544	6.760382	31.87%	105,663	2009
	8.465669	5.126544	-39.44%	121,692	2008
	7.168076	8.465669	18.10%	155,405	2007
	6.833425	7.168076	4.90%	222,847	2006
	6.494037	6.833425	5.23%	285,475	2005
	6.077202	6.494037	6.86%	316,784	2004
	4.633836	6.077202	31.15%	415,903	2003
	6.580071	4.633836	-29.58%	471,904	2002
	9.268169	6.580071	-29.00%	545,874	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.463678	13.972200	12.10%	589,673	2010
	10.000000	12.463678	24.64%	95	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.290525	10.282176	10.67%	41,376	2010
	7.619334	9.290525	21.93%	67,220	2009
	10.981885	7.619334	-30.62%	93,376	2008
	10.472825	10.981885	4.86%	175,074	2007
	10.000000	10.472825	4.73%	222,865	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.494946	10.990144	4.72%	79,441	2010
	9.471637	10.494946	10.80%	88,258	2009
	10.636755	9.471637	-10.95%	120,512	2008
	10.454871	10.636755	1.74%	103,946	2007
	10.000000	10.454871	4.55%	67,394	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.307303	11.334491	9.97%	95,675	2010
	7.367390	10.307303	39.90%	105,617	2009
	12.152287	7.367390	-39.37%	113,757	2008
	10.755666	12.152287	12.98%	104,588	2007
	10.000000	10.755666	7.56%	63,622	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.589921	10.030959	16.78%	148,508	2010
	6.264678	8.589921	37.12%	152,342	2009
	11.366340	6.264678	-44.88%	162,538	2008
	10.281776	11.366340	10.55%	144,248	2007
	10.000000	10.281776	2.82%	124,053	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.753245	8.500979	9.64%	95,794	2010
	6.004590	7.753245	29.12%	98,108	2009
	9.812784	6.004590	-38.81%	93,573	2008
	10.000000	9.812784	-1.87%	60,229	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.559975	17.395585	11.80%	35,540	2010
	10.787009	15.559975	44.25%	56,104	2009
	15.161801	10.787009	-28.85%	69,319	2008
	14.880516	15.161801	1.89%	109,579	2007
	13.616913	14.880516	9.28%	162,591	2006
	13.461410	13.616913	1.16%	214,386	2005
	12.375393	13.461410	8.78%	297,880	2004
	10.244088	12.375393	20.81%	309,502	2003
	10.044539	10.244088	1.99%	271,035	2002
	9.755865	10.044539	2.96%	169,138	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.940929	13.350303	11.80%	61,973	2010
	8.273481	11.940929	44.33%	54,939	2009
	11.646442	8.273481	-28.96%	37,504	2008
	11.426670	11.646442	1.92%	67,617	2007
	10.456788	11.426670	9.28%	67,241	2006
	10.000000	10.456788	4.57%	34,947	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.768792	8.873553	14.22%	341,787	2010
	5.140642	7.768792	51.12%	438,921	2009
	10.000000	5.140642	-48.59%	2,526	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.964638	9.724722	22.10%	0	2010
	6.128718	7.964638	29.96%	0	2009
	10.000000	6.128718	-38.71%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.946160	9.700646	22.08%	0	2010
	6.126807	7.946160	29.69%	0	2009
	10.000000	6.126807	-38.73%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.120150	9.222635	13.58%	1,922	2010
	6.361474	8.120150	27.65%	0	2009
	10.000000	6.361474	-36.39%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.381701	10.233697	9.08%	10,577	2010
	7.924860	9.381701	18.38%	10,577	2009
	10.000000	7.924860	-20.75%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.835230	9.810720	11.04%	2,345	2010
	7.202203	8.835230	22.67%	15,289	2009
	10.000000	7.202203	-27.98%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.134560	10.693892	5.52%	3,862	2010
	9.075933	10.134560	11.66%	2,126	2009
	10.000000	9.075933	-9.24%	13,143	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.108906	10.022954	10.03%	8,049	2010
	7.560267	9.108906	20.48%	306	2009
	10.000000	7.560267	-24.40%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.552690	9.574904	11.95%	18,448	2010
	6.838895	8.552690	25.06%	41,657	2009
	10.000000	6.838895	-31.61%	8,951	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.656186	10.402177	7.73%	18,556	2010
	8.305104	9.656186	16.27%	26,476	2009
	10.000000	8.305104	-16.95%	12,188	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.603308	11.215326	5.77%	17,538	2010
	9.865476	10.603308	7.48%	14,863	2009
	10.000000	9.865476	-1.35%	3,081	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.561020	11.141529	5.50%	0	2010
	9.843611	10.561020	7.29%	0	2009
	10.000000	9.843611	-1.56%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.758326	26.122563	14.78%	469	2010
	14.104539	22.758326	61.35%	469	2009
	33.799667	14.104539	-58.27%	1,732	2008
	23.500696	33.799667	43.82%	1,798	2007
	17.397252	23.500696	35.08%	1,798	2006
	13.275190	17.397252	31.05%	1,798	2005
	11.128016	13.275190	19.30%	2,332	2004
	6.815122	11.128016	63.28%	4,608	2003
	8.137235	6.815122	-16.25%	5,198	2002
	8.686950	8.137235	-6.33%	8,068	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	25.048732	28.761189	14.82%	71,874	2010
	15.507825	25.048732	61.52%	99,790	2009
	37.222183	15.507825	-58.34%	92,876	2008
	25.885813	37.222183	43.79%	159,966	2007
	19.173227	25.885813	35.01%	159,025	2006
	14.628417	19.173227	31.07%	142,607	2005
	12.261030	14.628417	19.31%	115,140	2004
	7.511024	12.261030	63.24%	38,972	2003
	10.000000	7.511024	-24.89%	14,206	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.527093	16.074348	3.52%	518,940	2010
	15.304243	15.527093	1.46%	601,876	2009
	14.380053	15.304243	6.43%	775,621	2008
	13.583305	14.380053	5.87%	977,193	2007
	13.303332	13.583305	2.10%	1,211,613	2006
	13.038934	13.303332	2.03%	1,411,611	2005
	12.780385	13.038934	2.02%	1,576,914	2004
	12.681945	12.780385	0.78%	1,938,662	2003
	11.565612	12.681945	9.65%	2,352,258	2002
	10.914977	11.565612	5.96%	1,454,681	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.687119	11.962338	11.93%	979	2010
	8.338511	10.687119	28.17%	979	2009
	15.645882	8.338511	-46.70%	2,301	2008
	12.455693	15.645882	25.61%	2,400	2007
	9.481057	12.455693	31.37%	2,457	2006
	7.369528	9.481057	28.65%	2,623	2005
	6.531881	7.369528	12.82%	3,172	2004
	4.874649	6.531881	34.00%	3,621	2003
	6.500996	4.874649	-25.02%	7,764	2002
	9.222891	6.500996	-29.51%	11,970	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	17.019966	19.047309	11.91%	61,063	2010
	13.284846	17.019966	28.12%	68,003	2009
	24.919078	13.284846	-46.69%	69,890	2008
	19.837629	24.919078	25.62%	97,926	2007
	15.101683	19.837629	31.36%	103,117	2006
	11.741561	15.101683	28.62%	68,773	2005
	10.392529	11.741561	12.98%	18,535	2004
	7.772433	10.392529	33.71%	13,214	2003
	10.000000	7.772433	-22.28%	13,181	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.396757	8.909825	6.11%	3,010	2010
	6.608175	8.396757	27.07%	12,404	2009
	11.752968	6.608175	-43.77%	14,406	2008
	10.875421	11.752968	8.07%	14,112	2007
	10.000000	10.875421	8.75%	1,159	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.223295	13.843384	13.25%	37,889	2010
	9.725789	12.223295	25.68%	86,190	2009
	15.586769	9.725789	-37.60%	111,030	2008
	14.889933	15.586769	4.68%	131,376	2007
	12.895102	14.889933	15.47%	134,705	2006
	12.092189	12.895102	6.64%	132,253	2005
	10.733522	12.092189	12.66%	118,079	2004
	8.238400	10.733522	30.29%	115,070	2003
	10.000000	8.238400	-17.62%	71,260	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.546847	12.527985	8.50%	0	2010
	10.000000	11.546847	15.47%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.106579	13.400366	10.69%	0	2010
	10.000000	12.106579	21.07%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.219414	12.784205	4.62%	163,959	2010
	11.337840	12.219414	7.78%	215,255	2009
	12.211001	11.337840	-7.15%	331,773	2008
	11.728967	12.211001	4.11%	351,472	2007
	11.181789	11.728967	4.89%	780,178	2006
	10.954966	11.181789	2.07%	692,555	2005
	10.595099	10.954966	3.40%	403,154	2004
	9.938018	10.595099	6.61%	466,014	2003
	10.000000	9.938018	-0.62%	280,885	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.386263	13.573262	9.58%	551,282	2010
	10.523064	12.386263	17.71%	656,267	2009
	13.867663	10.523064	-24.12%	683,367	2008
	13.285144	13.867663	4.38%	896,178	2007
	12.075166	13.285144	10.02%	916,915	2006
	11.601416	12.075166	4.08%	1,021,060	2005
	10.720050	11.601416	8.22%	1,003,875	2004
	9.037949	10.720050	18.61%	802,953	2003
	10.000000	9.037949	-9.62%	476,570	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.451067	13.880562	11.48%	138,199	2010
	10.131069	12.451067	22.90%	171,179	2009
	14.945964	10.131069	-32.22%	224,262	2008
	14.251945	14.945964	4.87%	358,193	2007
	12.593401	14.251945	13.17%	434,458	2006
	11.904051	12.593401	5.79%	449,756	2005
	10.748772	11.904051	10.75%	396,946	2004
	8.590418	10.748772	25.13%	253,401	2003
	10.000000	8.590418	-14.10%	102,280	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.460165	13.359130	7.21%	192,361	2010
	11.008504	12.460165	13.19%	245,853	2009
	13.115336	11.008504	-16.06%	279,127	2008
	12.540694	13.115336	4.58%	266,197	2007
	11.706575	12.540694	7.13%	310,819	2006
	11.339678	11.706575	3.24%	363,716	2005
	10.710627	11.339678	5.87%	381,711	2004
	9.534557	10.710627	12.33%	327,655	2003
	10.000000	9.534557	-4.65%	183,916	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.424067	27.960209	24.69%	124,631	2010
	16.596330	22.424067	35.11%	150,510	2009
	26.438587	16.596330	-37.23%	197,439	2008
	24.880577	26.438587	6.26%	278,980	2007
	22.915733	24.880577	8.57%	382,387	2006
	20.689986	22.915733	10.76%	456,911	2005
	18.094597	20.689986	14.34%	515,715	2004
	13.601153	18.094597	33.04%	446,765	2003
	16.253946	13.601153	-16.32%	451,039	2002
	16.670157	16.253946	-2.50%	282,466	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.038832	11.894382	-1.20%	1,230,185	2010
	12.179942	12.038832	-1.16%	1,630,149	2009
	12.079795	12.179942	0.83%	2,124,963	2008
	11.668105	12.079795	3.53%	2,217,238	2007
	11.297619	11.668105	3.28%	1,862,285	2006
	11.137309	11.297619	1.44%	1,864,796	2005
	11.181852	11.137309	-0.40%	1,885,578	2004
	11.247296	11.181852	-0.58%	2,649,818	2003
	11.247642	11.247296	0.00%	3,603,141	2002
	10.989031	11.247642	2.35%	3,319,525	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.139348	16.541368	9.26%	152,585	2010
	12.319676	15.139348	22.89%	191,691	2009
	15.076201	12.319676	-18.28%	243,847	2008
	14.585737	15.076201	3.36%	320,691	2007
	14.081135	14.585737	3.58%	399,081	2006
	13.947624	14.081135	0.96%	485,333	2005
	13.251194	13.947624	5.26%	416,983	2004
	11.962673	13.251194	10.77%	454,110	2003
	11.293959	11.962673	5.92%	536,284	2002
	10.972282	11.293959	2.93%	290,144	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.212008	9.252389	12.67%	345,657	2010
	6.091001	8.212008	34.82%	444,830	2009
	10.000000	6.091001	-39.09%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.227625	15.964612	4.84%	43,920	2010
	11.870601	15.227625	28.28%	53,895	2009
	22.388260	11.870601	-46.98%	75,955	2008
	22.016277	22.388260	1.69%	98,293	2007
	18.153613	22.016277	21.28%	136,010	2006
	16.397022	18.153613	10.71%	129,773	2005
	13.800078	16.397022	18.82%	133,586	2004
	10.000000	13.800078	38.00%	20,475	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.094976	9.238387	14.12%	94,454	2010
	6.313352	8.094976	28.22%	13,635	2009
	10.000000	6.313352	-36.87%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.431033	4.31%	22,697	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.927560	8.830785	11.39%	4,382	2010
	6.297572	7.927560	25.88%	7,311	2009
	10.000000	6.297572	-37.02%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.823609	9.802822	25.30%	688,210	2010
	6.229179	7.823609	25.60%	821,748	2009
	10.000000	6.229179	-37.71%	1,156	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.641112	10.213593	18.20%	411,238	2010
	6.703532	8.641112	28.90%	534,250	2009
	10.000000	6.703532	-32.96%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.443667	14.183713	23.94%	85,283	2010
	9.087220	11.443667	25.93%	101,773	2009
	17.166371	9.087220	-47.06%	115,074	2008
	15.832320	17.166371	8.43%	140,659	2007
	15.526190	15.832320	1.97%	184,265	2006
	14.537994	15.526190	6.80%	220,357	2005
	12.973972	14.537994	12.06%	241,501	2004
	9.780139	12.973972	32.66%	264,793	2003
	14.838618	9.780139	-34.09%	261,220	2002
	16.846010	14.838618	-11.92%	242,911	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.960286	32.472819	25.09%	158,660	2010
	20.818097	25.960286	24.70%	185,940	2009
	31.056789	20.818097	-32.97%	215,834	2008
	33.763890	31.056789	-8.02%	278,738	2007
	29.134444	33.763890	15.89%	355,659	2006
	28.608182	29.134444	1.84%	440,712	2005
	24.685368	28.608182	15.89%	509,345	2004
	15.928613	24.685368	54.98%	508,152	2003
	22.134881	15.928613	-28.04%	530,805	2002
	17.466310	22.134881	26.73%	433,738	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.859607	28.304046	23.82%	157,778	2010
	17.176615	22.859607	33.09%	206,358	2009
	28.126986	17.176615	-38.93%	239,784	2008
	27.876127	28.126986	0.90%	297,116	2007
	25.182239	27.876127	10.70%	392,822	2006
	22.692159	25.182239	10.97%	501,601	2005
	19.296948	22.692159	17.59%	543,249	2004
	13.850506	19.296948	39.32%	548,766	2003
	16.957444	13.850506	-18.32%	551,748	2002
	18.398225	16.957444	-7.83%	420,417	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.890161	12.206686	12.09%	178,192	2010
	8.741250	10.890161	24.58%	230,193	2009
	15.138387	8.741250	-42.26%	271,968	2008
	14.164409	15.138387	6.88%	348,595	2007
	12.616582	14.164409	12.27%	432,680	2006
	11.884933	12.616582	6.16%	562,517	2005
	10.960481	11.884933	8.43%	674,188	2004
	8.699902	10.960481	25.98%	771,491	2003
	10.654646	8.699902	-18.35%	844,990	2002
	12.230458	10.654646	-12.88%	823,212	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.240299	9.312555	28.62%	329,910	2010
	5.601154	7.240299	29.26%	417,138	2009
	10.000000	5.601154	-43.99%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.438093	10.562393	1.19%	37,961	2010
	9.863610	10.438093	5.82%	46,410	2009
	10.000000	9.863610	-1.36%	1,345	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.244440	14.585149	10.12%	18,512	2010
	10.723883	13.244440	23.50%	29,255	2009
	19.501770	10.723883	-45.01%	32,107	2008
	16.463710	19.501770	18.45%	45,203	2007
	13.237138	16.463710	24.38%	59,595	2006
	11.226453	13.237138	17.91%	76,145	2005
	9.823812	11.226453	14.28%	83,138	2004
	7.307866	9.823812	34.43%	93,000	2003
	9.913802	7.307866	-26.29%	110,732	2002
	12.359900	9.913802	-19.79%	124,511	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.303440	20.138689	10.03%	4,330	2010
	14.820780	18.303440	23.50%	7,085	2009
	26.944986	14.820780	-45.00%	6,291	2008
	22.739391	26.944986	18.49%	15,036	2007
	18.293047	22.739391	24.31%	7,190	2006
	15.514347	18.293047	17.91%	11,612	2005
	13.575979	15.514347	14.28%	4,385	2004
	10.000000	13.575979	35.76%	3,988	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.955200	13.926167	7.49%	1,615,539	2010
	10.000000	12.955200	29.55%	589	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.929827	13.585442	5.07%	4,295	2010
	10.000000	12.929827	29.30%	1,882	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.749552	12.295754	14.38%	168,563	2010
	8.463794	10.749552	27.01%	210,909	2009
	13.596107	8.463794	-37.75%	259,195	2008
	14.074146	13.596107	-3.40%	330,907	2007
	12.289836	14.074146	14.52%	480,312	2006
	11.931935	12.289836	3.00%	603,264	2005
	10.278230	11.931935	16.09%	553,511	2004
	7.914998	10.278230	29.86%	427,420	2003
	10.702140	7.914998	-26.04%	281,970	2002
	12.331560	10.702140	-13.21%	224,578	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.870882	21.622970	14.58%	124,939	2010
	13.672499	18.870882	38.02%	171,498	2009
	23.139603	13.672499	-40.91%	209,351	2008
	22.026248	23.139603	5.05%	239,753	2007
	18.942389	22.026248	16.28%	299,773	2006
	16.767687	18.942389	12.97%	357,137	2005
	14.238187	16.767687	17.77%	349,619	2004
	10.000000	14.238187	42.38%	143,315	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.921033	13.658449	14.57%	233,401	2010
	8.632507	11.921033	38.09%	298,794	2009
	14.608429	8.632507	-40.91%	359,819	2008
	13.907967	14.608429	5.04%	424,060	2007
	11.960386	13.907967	16.28%	518,187	2006
	10.590024	11.960386	12.94%	588,116	2005
	8.994884	10.590024	17.73%	671,243	2004
	6.365520	8.994884	41.31%	752,007	2003
	8.274485	6.365520	-23.07%	956,122	2002
	9.521827	8.274485	-13.10%	604,206	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.502869	2.835976	13.31%	5,057	2010
	1.998588	2.502869	25.23%	9,033	2009
	9.583349	1.998588	-79.15%	1,986	2008
	10.000000	9.583349	-4.17%	1,116	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.709588	3.073658	13.44%	432	2010
	2.188435	2.709588	23.81%	432	2009
	10.385859	2.188435	-78.93%	432	2008
	10.523389	10.385859	-1.31%	432	2007
	10.000000	10.523389	5.23%	12,095	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.008692	13.775808	14.72%	401,709	2010
	9.474608	12.008692	26.75%	487,724	2009
	15.585693	9.474608	-39.21%	597,849	2008
	15.107682	15.585693	3.16%	830,932	2007
	13.293323	15.107682	13.65%	1,078,556	2006
	12.695602	13.293323	4.71%	1,284,489	2005
	11.739303	12.695602	8.15%	1,419,909	2004
	9.376475	11.739303	25.20%	1,603,607	2003
	11.687410	9.376475	-19.77%	1,679,637	2002
	13.168121	11.687410	-11.24%	1,640,884	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.137614	9.921909	21.93%	17,340	2010
	6.003438	8.137614	35.55%	17,221	2009
	9.773861	6.003438	-38.58%	18,380	2008
	10.014381	9.773861	-2.40%	30,057	2007
	10.000000	10.014381	0.14%	32,150	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.468790	14.443430	25.94%	146,786	2010
	8.753721	11.468790	31.02%	197,934	2009
	17.395944	8.753721	-49.68%	258,079	2008
	16.559762	17.395944	5.05%	292,704	2007
	16.279198	16.559762	1.72%	417,888	2006
	14.668150	16.279198	10.98%	524,728	2005
	12.394931	14.668150	18.34%	594,200	2004
	9.989064	12.394931	24.09%	645,765	2003
	14.001802	9.989064	-28.66%	750,244	2002
	20.620784	14.001802	-32.10%	909,302	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.878232	11.754996	8.06%	33,813	2010
	10.000000	10.878232	8.78%	6,794	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.957755	11.387689	3.92%	137,145	2010
	10.000000	10.957755	9.58%	67,630	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.551642	5.52%	1,564	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.429972	11.041085	5.86%	25,776	2010
	9.628030	10.429972	8.33%	25,614	2009
	10.852448	9.628030	-11.28%	21,069	2008
	10.416914	10.852448	4.18%	27,916	2007
	10.000000	10.416914	4.17%	25,015	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	35.714045	38.724157	8.43%	15,977	2010
	27.761196	35.714045	28.65%	20,995	2009
	33.047924	27.761196	-16.00%	26,463	2008
	31.400371	33.047924	5.25%	30,547	2007
	28.681058	31.400371	9.48%	42,560	2006
	25.860301	28.681058	10.91%	50,760	2005
	23.781464	25.860301	8.74%	57,104	2004
	18.824701	23.781464	26.33%	88,558	2003
	17.444590	18.824701	7.91%	124,296	2002
	16.037786	17.444590	8.77%	51,166	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.632505	28.368327	25.34%	66,178	2010
	10.734599	22.632505	110.84%	68,281	2009
	30.824302	10.734599	-65.17%	32,908	2008
	22.680384	30.824302	35.91%	55,049	2007
	16.451145	22.680384	37.87%	70,774	2006
	12.626866	16.451145	30.29%	57,178	2005
	10.000000	12.626866	26.27%	15,293	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.438941	54.437435	25.32%	19,593	2010
	20.624175	43.438941	110.62%	21,324	2009
	59.271173	20.624175	-65.20%	25,150	2008
	43.595964	59.271173	35.96%	29,643	2007
	31.631833	43.595964	37.82%	56,740	2006
	24.254218	31.631833	30.42%	74,687	2005
	19.499977	24.254218	24.38%	83,036	2004
	12.800242	19.499977	52.34%	93,751	2003
	13.343009	12.800242	-4.07%	97,789	2002
	13.755231	13.343009	-3.00%	109,182	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.399871	34.991247	27.71%	70,452	2010
	17.594660	27.399871	55.73%	39,368	2009
	33.038793	17.594660	-46.75%	38,569	2008
	23.011470	33.038793	43.58%	60,923	2007
	18.701377	23.011470	23.05%	73,855	2006
	12.483933	18.701377	49.80%	105,943	2005
	10.000000	12.483933	24.84%	31,745	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	45.534579	58.141223	27.69%	15,037	2010
	29.255507	45.534579	55.64%	15,055	2009
	54.963626	29.255507	-46.77%	15,972	2008
	38.274579	54.963626	43.60%	18,502	2007
	31.116907	38.274579	23.00%	20,826	2006
	20.764275	31.116907	49.86%	24,667	2005
	16.917457	20.764275	22.74%	34,101	2004
	11.826254	16.917457	43.05%	107,171	2003
	12.319065	11.826254	-4.00%	37,085	2002
	13.923943	12.319065	-11.53%	37,974	2001

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.752521	11.934977	11.00%	68,708	2010
	8.565231	10.752521	25.54%	81,912	2009
	13.952914	8.565231	-38.61%	94,360	2008
	12.844957	13.952914	8.63%	115,500	2007
	11.435987	12.844957	12.32%	162,886	2006
	10.643577	11.435987	7.44%	215,478	2005
	9.823331	10.643577	8.35%	252,733	2004
	7.366518	9.823331	33.35%	320,146	2003
	9.739393	7.366518	-24.36%	365,417	2002
	9.827143	9.739393	-0.89%	460,231	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.460816	14.013366	22.27%	0	2010
	7.851831	11.460816	45.96%	0	2009

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.376095	16.721219	25.01%	145	2010
	9.495046	13.376095	40.87%	0	2009
	14.965038	9.495046	-36.55%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.308103	12.776476	3.81%	10,299	2010
	11.308735	12.308103	8.84%	12,554	2009
	11.636753	11.308735	-2.82%	8,824	2008
	10.763004	11.636753	8.12%	12,276	2007
	10.728572	10.763004	0.32%	16,962	2006
	10.696844	10.728572	0.30%	14,463	2005
	10.237378	10.696844	4.49%	1,023	2004
	10.000000	10.237378	2.37%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.662225	13.145746	12.72%	42,131	2010
	10.000143	11.662225	16.62%	46,863	2009
	15.481418	10.000143	-35.41%	55,784	2008
	15.689047	15.481418	-1.32%	65,411	2007
	13.568544	15.689047	15.63%	78,370	2006
	13.131678	13.568544	3.33%	95,728	2005
	11.768787	13.131678	11.58%	119,606	2004
	9.213262	11.768787	27.74%	144,452	2003
	11.571520	9.213262	-20.38%	143,470	2002
	12.787029	11.571520	-9.51%	173,893	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.228588	12.045576	17.76%	4,043	2010
	7.971125	10.228588	28.32%	4,219	2009
	10.670055	7.971125	-25.29%	5,165	2008
	11.060864	10.670055	-3.53%	6,376	2007
	10.000000	11.060864	10.61%	5,108	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.076097	13.089237	8.39%	29,612	2010
	10.000000	12.076097	20.76%	2,284	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.101906	11.195883	10.83%	0	2010
	10.000000	10.101906	1.02%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.321501	15.310131	24.26%	12,600	2010
	9.979863	12.321501	23.46%	12,822	2009
	14.628661	9.979863	-31.78%	12,241	2008
	14.912520	14.628661	-1.90%	14,755	2007
	13.198697	14.912520	12.98%	11,123	2006
	12.463747	13.198697	5.90%	11,515	2005
	10.355238	12.463747	20.36%	9.435	2004
	7.610820	10.355238	36.06%	3,848	2003
	10.000000	7.610820	-23.89%	13,112	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ	10.124093	11.478851	13.38%	15,051	2010
	7.664898	10.124093	32.08%	15,384	2009
	11.836884	7.664898	-35.25%	15,901	2008
	11.121665	11.836884	6.43%	22,413	2007
	10.313177	11.121665	7.84%	26,259	2006
	10.078937	10.313177	2.32%	32,935	2005
	9.609681	10.078937	4.88%	38,053	2004
	7.722981	9.609681	24.43%	46,607	2003
	11.006915	7.722981	-29.84%	49,970	2002
	14.397461	11.006915	-23.55%	68,964	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.528882	13.074179	13.40%	118,962	2010
	9.241214	11.528882	24.76%	126,538	2009
	14.888051	9.241214	-37.93%	131,322	2008
	14.324729	14.888051	3.93%	148,818	2007
	12.559128	14.324729	14.06%	150,898	2006
	12.147726	12.559128	3.39%	173,919	2005
	11.118412	12.147726	9.26%	207,634	2004
	8.771190	11.118412	26.76%	287,629	2003
	11.440825	8.771190	-23.33%	305,013	2002
	13.193664	11.440825	-13.29%	361,950	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.723920	14.489599	13.88%	23,328	2010
	10.513296	12.723920	21.03%	22,448	2009
	15.112442	10.513296	-30.43%	28,676	2008
	14.285838	15.112442	5.79%	32,612	2007
	12.419725	14.285838	15.03%	40,512	2006
	12.049000	12.419725	3.08%	45,964	2005
	11.615394	12.049000	3.73%	56,341	2004
	9.707308	11.615394	19.66%	68,672	2003
	11.803122	9.707308	-17.76%	78,723	2002
	13.180436	11.803122	-10.45%	99,575	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.150425	16.233427	7.15%	12,442	2010
	12.738951	15.150425	18.93%	19,440	2009
	13.914256	12.738951	-8.45%	21,911	2008
	13.371467	13.914256	4.06%	25,690	2007
	13.000205	13.371467	2.86%	37,855	2006
	12.995693	13.000205	0.03%	49,365	2005
	12.700446	12.995693	2.32%	62,060	2004
	12.290233	12.700446	3.34%	75,249	2003
	11.386105	12.290233	7.94%	109,250	2002
	10.675429	11.386105	6.66%	105,157	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.233376	11.392659	11.33%	0	2010
	8.346893	10.233376	22.60%	0	2009
	11.281660	8.346893	-26.01%	0	2008
	10.516049	11.281660	7.28%	0	2007
	10.000000	10.516049	5.16%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.684552	10.952229	13.09%	0	2010
	7.615645	9.684552	27.17%	0	2009
	11.461372	7.615645	-33.55%	0	2008
	10.536046	11.461372	8.78%	0	2007
	10.000000	10.536046	5.36%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.197845	10.536181	14.55%	0	2010
	7.088246	9.197845	29.76%	0	2009
	11.591849	7.088246	-38.85%	0	2008
	10.556199	11.591849	9.81%	0	2007
	10.000000	10.556199	5.56%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ	8.850802	10.414615	17.67%	2,610	2010
	6.073480	8.850802	45.73%	2,426	2009
	13.489422	6.073480	-54.98%	2,310	2008
	9.379869	13.489422	43.81%	4,632	2007
	10.000000	9.379869	-6.20%	1,418	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q	14.563801	17.137015	17.67%	1,835	2010
	9.993789	14.563801	45.73%	1,836	2009
	22.196567	9.993789	-54.98%	1,804	2008
	15.434380	22.196567	43.81%	2,056	2007
	13.402323	15.434380	15.16%	1,804	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.017361	14.794276	13.65%	72,740	2010
	10.137667	13.017361	28.41%	89,356	2009
	17.918117	10.137667	-43.42%	96,301	2008
	17.892525	17.918117	0.14%	125,947	2007
	15.088589	17.892525	18.58%	179,029	2006
	14.447194	15.088589	4.44%	230,925	2005
	13.134952	14.447194	9.99%	255,994	2004
	10.214304	13.134952	28.59%	249,543	2003
	12.462000	10.214304	-18.04%	288,108	2002
	13.297371	12.462000	-6.28%	299,344	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.540147	12.912423	22.51%	67,539	2010
	8.329103	10.540147	26.55%	74,490	2009
	15.985215	8.329103	-47.89%	87,412	2008
	12.759957	15.985215	25.28%	108,199	2007
	12.106070	12.759957	5.40%	126,557	2006
	11.600743	12.106070	4.36%	155,931	2005
	11.376316	11.600743	1.97%	193,519	2004
	8.676036	11.376316	31.12%	235,840	2003
	12.587267	8.676036	-31.07%	259,931	2002
	15.494279	12.587267	-18.76%	324,414	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.095392	13.591116	12.37%	30,706	2010
	8.519187	12.095392	41.98%	32,303	2009
	11.512518	8.519187	-26.00%	36,146	2008
	11.357330	11.512518	1.37%	70,668	2007
	10.344409	11.357330	9.79%	87,354	2006
	10.217205	10.344409	1.24%	106,198	2005
	9.451656	10.217205	8.10%	112,159	2004
	7.538157	9.451656	25.38%	139,117	2003
	7.367024	7.538157	2.32%	134,447	2002
	8.468211	7.367024	-13.00%	163,190	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.321979	11.585583	12.24%	13,317	2010
	7.262190	10.321979	42.13%	13,372	2009
	9.802731	7.262190	-25.92%	11,493	2008
	10.000000	9.802731	-1.97%	691	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.158698	12.928768	6.33%	13,509	2010
	10.644234	12.158698	14.23%	10,058	2009
	11.152038	10.644234	-4.55%	3,017	2008
	10.837555	11.152038	2.90%	6,251	2007
	10.521925	10.837555	3.00%	11,048	2006
	10.437626	10.521925	0.81%	12,283	2005
	10.132142	10.437626	3.01%	15,739	2004
	10.000000	10.132142	1.32%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.286425	11.802633	27.10%	2,650	2010
	6.716375	9.286425	38.27%	5,714	2009
	11.243766	6.716375	-40.27%	3,421	2008
	9.859873	11.243766	14.04%	5,250	2007
	10.000000	9.859873	-1.40%	6,495	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.477523	15.038362	11.58%	23,437	2010
	10.794322	13.477523	24.86%	27,059	2009
	19.473097	10.794322	-44.57%	30,819	2008
	16.825747	19.473097	15.73%	34,079	2007
	14.445584	16.825747	16.48%	38,495	2006
	12.295261	14.445584	17.49%	53,169	2005
	10.971102	12.295261	12.07%	65,500	2004
	7.757996	10.971102	41.42%	67,015	2003
	9.862700	7.757996	-21.34%	72,708	2002
	12.687275	9.862700	-22.26%	82,396	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.437646	14.996170	11.60%	3,197	2010
	10.757924	13.437646	24.91%	7,114	2009
	19.411921	10.757924	-44.58%	9,295	2008
	16.770243	19.411921	15.75%	10,859	2007
	14.397587	16.770243	16.48%	28,507	2006
	12.259263	14.397587	17.44%	29,255	2005
	10.938143	12.259263	12.08%	25,965	2004
	7.732121	10.938143	41.46%	24,670	2003
	10.000000	7.732121	-22.68%	5,410	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.860125	14.810348	24.88%	1,272	2010
	7.630562	11.860125	55.43%	1,314	2009
	15.826899	7.630562	-51.79%	1,268	2008
	15.178387	15.826899	4.27%	6,585	2007
	13.227488	15.178387	14.75%	24,014	2006
	13.060805	13.227488	1.28%	17,005	2005
	11.603120	13.060805	12.56%	27,137	2004
	7.446470	11.603120	55.82%	19,241	2003
	10.000000	7.446470	-25.54%	263	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.599753	11.793823	11.27%	9,302	2010
	7.916115	10.599753	33.90%	9,322	2009
	11.396036	7.916115	-30.54%	8,535	2008
	11.123200	11.396036	2.45%	14,594	2007
	10.000000	11.123200	11.23%	5,780	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.168615	16.674194	26.62%	7,612	2010
	10.324935	13.168615	27.54%	7,334	2009
	15.609664	10.324935	-33.86%	6,321	2008
	16.193756	15.609664	-3.61%	7,409	2007
	14.017788	16.193756	15.52%	1,768	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.489692	9.243283	8.88%	1,354	2010
	6.600419	8.489692	28.62%	1,354	2009
	10.000000	6.600419	-34.00%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - NQ	10.806703	12.540702	16.05%	619	2010
	6.339102	10.806703	70.48%	619	2009
	13.563790	6.339102	-53.26%	204	2008
	10.673390	13.563790	27.08%	204	2007
	10.000000	10.673390	6.73%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q	16.272686	18.883736	16.05%	1,736	2010
	9.545392	16.272686	70.48%	2,825	2009
	20.424312	9.545392	-53.26%	2,825	2008
	16.071961	20.424312	27.08%	2,825	2007
	12.698125	16.071961	26.57%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - NQ	9.874029	10.570404	7.05%	1,380	2010
	7.288044	9.874029	35.48%	1,159	2009
	12.381680	7.288044	-41.14%	800	2008
	10.861562	12.381680	14.00%	0	2007
	10.000000	10.861562	8.62%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q	13.491423	14.442913	7.05%	0	2010
	9.958058	13.491423	35.48%	0	2009
	16.917785	9.958058	-41.14%	0	2008
	14.840751	16.917785	14.00%	0	2007
	12.372710	14.840751	19.95%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - NQ	14.087751	15.912142	12.95%	4,136	2010
	12.019967	14.087751	17.20%	3,640	2009
	11.460777	12.019967	4.88%	559	2008
	10.453347	11.460777	9.64%	0	2007
	10.000000	10.453347	4.53%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q	14.716298	16.622077	12.95%	2,781	2010
	12.556261	14.716298	17.20%	2,389	2009
	11.972125	12.556261	4.88%	0	2008
	10.919750	11.972125	9.64%	381	2007
	9.799086	10.919750	11.44%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.047315	10.292801	13.77%	0	2010
	7.589445	9.047315	19.21%	0	2009
	13.395769	7.589445	-43.34%	0	2008
	12.141679	13.395769	10.33%	0	2007
	11.592668	12.141679	4.74%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	11.689827	13.676173	16.99%	342	2010
	8.337056	11.689827	40.22%	367	2009
	15.968485	8.337056	-47.79%	0	2008
	14.628656	15.968485	9.16%	541	2007
	12.741948	14.628656	14.81%	967	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.735727	23.326248	7.32%	7,222	2010
	17.602129	21.735727	23.48%	8,288	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.246199	9.722280	5.15%	59,814	2010
	6.412493	9.246199	44.19%	64,344	2009
	11.660629	6.412493	-45.01%	66,656	2008
	8.642729	11.660629	34.92%	88,088	2007
	8.020653	8.642729	7.76%	104,996	2006
	7.215824	8.020653	11.15%	134,482	2005
	6.194175	7.215824	16.49%	156,722	2004
	5.216955	6.194175	18.73%	173,114	2003
	6.283990	5.216955	-16.98%	226,362	2002
	8.141323	6.283990	-22.81%	251,378	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.430163	15.284365	22.96%	3,807	2010
	8.012683	12.430163	55.13%	4,281	2009
	14.462923	8.012683	-44.60%	4,353	2008
	12.029938	14.462923	20.22%	4,770	2007
	11.285722	12.029938	6.59%	5,336	2006
	10.265417	11.285722	9.94%	6,508	2005
	10.309227	10.265417	-0.42%	7,635	2004
	7.095326	10.309227	45.30%	6,618	2003
	10.000000	7.095326	-29.05%	5,264	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.077032	5.008333	22.84%	17,562	2010
	2.631430	4.077032	54.94%	23,582	2009
	4.756180	2.631430	-44.67%	24,916	2008
	3.957908	4.756180	20.17%	48,252	2007
	3.716911	3.957908	6.48%	51,275	2006
	3.374104	3.716911	10.16%	60,737	2005
	3.397584	3.374104	-0.69%	64,385	2004
	2.348897	3.397584	44.65%	133,068	2003
	4.027049	2.348897	-41.67%	176,205	2002
	6.506406	4.027049	-38.11%	218,784	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	24.038282	29.679736	23.47%	10,489	2010
	13.593655	24.038282	76.83%	13,738	2009
	28.805444	13.593655	-52.81%	20,428	2008
	22.777550	28.805444	26.46%	15,592	2007
	15.722944	22.777550	44.87%	24,190	2006
	12.060003	15.722944	30.37%	16,980	2005
	10.287726	12.060003	17.23%	21,119	2004
	7.742909	10.287726	32.87%	15,635	2003
	10.000000	7.742909	-22.57%	14,208	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	14.042580	17.336409	23.46%	20,671	2010
	7.941109	14.042580	76.83%	23,871	2009
	16.834173	7.941109	-52.83%	30,218	2008
	13.317081	16.834173	26.41%	49,541	2007
	9.196737	13.317081	44.80%	63,454	2006
	7.058336	9.196737	30.30%	72,048	2005
	6.022291	7.058336	17.20%	86,416	2004
	4.533041	6.022291	32.85%	100,012	2003
	6.183160	4.533041	-26.69%	113,532	2002
	8.178071	6.183160	-24.39%	182,014	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.831936	14.424564	21.91%	8,158	2010
	9.456972	11.831936	25.11%	8,874	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.014934	14.293898	9.83%	18,607	2010
	10.763214	13.014934	20.92%	19,264	2009
	16.205840	10.763214	-33.58%	13,380	2008
	15.253770	16.205840	6.24%	17,462	2007
	12.817901	15.253770	19.00%	1,230	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.753310	7.53%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.170049	10.573700	3.97%	17,121	2010
	9.087672	10.170049	11.91%	14,924	2009
	10.630241	9.087672	-14.51%	16,792	2008
	10.275244	10.630241	3.45%	29,596	2007
	9.985363	10.275244	2.90%	29,231	2006
	9.967544	9.985363	0.18%	15,093	2005
	10.015684	9.967544	-0.48%	13,297	2004
	10.000000	10.015684	0.16%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.799827	10.394092	18.12%	0	2010
	7.259416	8.799827	21.22%	0	2009
	12.145853	7.259416	-40.23%	0	2008
	12.237442	12.145853	-0.75%	0	2007
	11.773573	12.237442	3.94%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.534933	13.994219	21.32%	2,506	2010
	8.887810	11.534933	29.78%	2,549	2009
	14.862813	8.887810	-40.20%	2,609	2008
	13.987076	14.862813	6.26%	2,651	2007
	12.456727	13.987076	12.29%	864	2006
	11.804504	12.456727	5.53%	864	2005
	10.552559	11.804504	11.86%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.721715	7.915339	17.76%	16,253	2010
	5.099795	6.721715	31.80%	18,726	2009
	8.425771	5.099795	-39.47%	19,795	2008
	7.137919	8.425771	18.04%	22,930	2007
	6.808112	7.137919	4.84%	25,147	2006
	6.473239	6.808112	5.17%	30,168	2005
	6.060807	6.473239	6.80%	35,205	2004
	4.623680	6.060807	31.08%	39,324	2003
	6.568981	4.623680	-29.61%	46,848	2002
	9.257262	6.568981	-29.04%	79,234	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.459482	13.960429	12.05%	57,685	2010
	10.000000	12.459482	24.59%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.273251	10.257868	10.62%	507	2010
	7.609027	9.273251	21.87%	570	2009
	10.972607	7.609027	-30.65%	0	2008
	10.469308	10.972607	4.81%	4,416	2007
	10.000000	10.469308	4.69%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.475482	10.964216	4.67%	1,265	2010
	9.458857	10.475482	10.75%	1,394	2009
	10.627782	9.458857	-11.00%	853	2008
	10.451366	10.627782	1.69%	4,601	2007
	10.000000	10.451366	4.51%	2,908	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.288170	11.307734	9.91%	8,082	2010
	7.357433	10.288170	39.83%	5,118	2009
	12.142021	7.357433	-39.41%	1,145	2008
	10.752059	12.142021	12.93%	2,135	2007
	10.000000	10.752059	7.52%	1,664	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.573945	10.007247	16.72%	7,626	2010
	6.256195	8.573945	37.05%	8,971	2009
	11.356722	6.256195	-44.91%	5,059	2008
	10.278312	11.356722	10.49%	3,272	2007
	10.000000	10.278312	2.78%	1,907	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.742763	8.485198	9.59%	3,468	2010
	5.999507	7.742763	29.06%	2,681	2009
	9.809470	5.999507	-38.84%	0	2008
	10.000000	9.809470	-1.91%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.470945	17.287312	11.74%	4,390	2010
	10.730712	15.470945	44.17%	4,620	2009
	15.090339	10.730712	-28.89%	6,972	2008
	14.817911	15.090339	1.84%	9,440	2007
	13.566462	14.817911	9.22%	12,051	2006
	13.418308	13.566462	1.10%	14,577	2005
	12.342012	13.418308	8.72%	18,068	2004
	10.221629	12.342012	20.74%	27,029	2003
	10.027593	10.221629	1.94%	32,776	2002
	9.744373	10.027593	2.91%	34,286	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.912792	13.312097	11.75%	5,373	2010
	8.258152	11.912792	44.25%	10,049	2009
	11.630759	8.258152	-29.00%	4,204	2008
	11.417078	11.630759	1.87%	4,468	2007
	10.453271	11.417078	9.22%	7,355	2006
	10.000000	10.453271	4.53%	4,560	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.762224	8.861580	14.16%	49,901	2010
	5.138900	7.762224	51.05%	50,261	2009
	10.000000	5.138900	-48.61%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.957915	9.711597	22.04%	0	2010
	6.126637	7.957915	29.89%	0	2009
	10.000000	6.126637	-38.73%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.939453	9.687562	22.02%	0	2010
	6.124732	7.939453	29.63%	0	2009
	10.000000	6.124732	-38.75%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.113295	9.210181	13.52%	0	2010
	6.359322	8.113295	27.58%	0	2009
	10.000000	6.359322	-36.41%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.373787	10.219895	9.03%	270	2010
	7.922177	9.373787	18.32%	288	2009
	10.000000	7.922177	-20.78%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.827775	9.797479	10.98%	0	2010
	7.199765	8.827775	22.61%	0	2009
	10.000000	7.199765	-28.00%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.126015	10.679483	5.47%	0	2010
	9.072864	10.126015	11.61%	0	2009
	10.000000	9.072864	-9.27%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.101202	10.009410	9.98%	0	2010
	7.557700	9.101202	20.42%	0	2009
	10.000000	7.557700	-24.42%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.545465	9.561977	11.90%	0	2010
	6.836576	8.545465	25.00%	0	2009
	10.000000	6.836576	-31.63%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.648048	10.388154	7.67%	0	2010
	8.302301	9.648048	16.21%	0	2009
	10.000000	8.302301	-16.98%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.594362	11.200187	5.72%	0	2010
	9.862143	10.594362	7.42%	0	2009
	10.000000	9.862143	-1.38%	230	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.552114	11.126508	5.44%	0	2010
	9.840292	10.552114	7.23%	0	2009
	10.000000	9.840292	-1.60%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.651951	25.987329	14.72%	0	2010
	14.045719	22.651951	61.27%	0	2009
	33.675844	14.045719	-58.29%	0	2008
	23.426504	33.675844	43.75%	0	2007
	17.351085	23.426504	35.01%	0	2006
	13.246644	17.351085	30.98%	0	2005
	11.109704	13.246644	19.23%	0	2004
	6.807349	11.109704	63.20%	0	2003
	8.132085	6.807349	-16.29%	0	2002
	8.685889	8.132085	-6.38%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.951644	28.635227	14.76%	8,719	2010
	15.455536	24.951644	61.44%	10,509	2009
	37.115561	15.455536	-58.36%	11,466	2008
	25.824796	37.115561	43.72%	12,590	2007
	19.137690	25.824796	34.94%	31,696	2006
	14.608663	19.137690	31.00%	31,375	2005
	12.250675	14.608663	19.25%	31,019	2004
	7.508471	12.250675	63.16%	15,502	2003
	10.000000	7.508471	-24.92%	2,384	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.438298	15.974347	3.47%	65,870	2010
	15.224418	15.438298	1.40%	71,634	2009
	14.312279	15.224418	6.37%	78,773	2008
	13.526164	14.312279	5.81%	83,500	2007
	13.254058	13.526164	2.05%	65,476	2006
	12.997203	13.254058	1.98%	93,582	2005
	12.745923	12.997203	1.97%	115,079	2004
	12.654152	12.745923	0.73%	143,616	2003
	11.546116	12.654152	9.60%	219,949	2002
	10.902126	11.546116	5.91%	194,718	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.637128	11.900361	11.88%	0	2010
	8.303713	10.637128	28.10%	0	2009
	15.588521	8.303713	-46.73%	0	2008
	12.416347	15.588521	25.55%	0	2007
	9.455883	12.416347	31.31%	0	2006
	7.353676	9.455883	28.59%	0	2005
	6.521138	7.353676	12.77%	0	2004
	4.869101	6.521138	33.93%	0	2003
	6.496891	4.869101	-25.05%	1,928	2002
	9.221767	6.496891	-29.55%	1,515	2001

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.954039	18.963951	11.86%	5,541	2010
	13.240088	16.954039	28.05%	8,335	2009
	24.847742	13.240088	-46.72%	8,263	2008
	19.790909	24.847742	25.55%	6,447	2007
	15.073720	19.790909	31.29%	7,880	2006
	11.725727	15.073720	28.55%	3,393	2005
	10.383768	11.725727	12.92%	1,644	2004
	7.769802	10.383768	33.64%	1,425	2003
	10.000000	7.769802	-22.30%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.381156	8.888768	6.06%	0	2010
	6.599237	8.381156	27.00%	0	2009
	11.743033	6.599237	-43.80%	0	2008
	10.871766	11.743033	8.01%	0	2007
	10.000000	10.871766	8.72%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.174286	13.780903	13.20%	14,284	2010
	9.691703	12.174286	25.62%	14,284	2009
	15.540025	9.691703	-37.63%	14,284	2008
	14.852830	15.540025	4.63%	14,980	2007
	12.869465	14.852830	15.41%	30,424	2006
	12.074239	12.869465	6.59%	22,312	2005
	10.723013	12.074239	12.60%	29,614	2004
	8.234496	10.723013	30.22%	29,882	2003
	10.000000	8.234496	-17.66%	14,284	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.542944	12.517421	8.44%	0	2010
	10.000000	11.542944	15.43%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.102502	13.389091	10.63%	0	2010
	10.000000	12.102502	21.03%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.170443	12.726522	4.57%	17,363	2010
	11.298120	12.170443	7.72%	26,111	2009
	12.174397	11.298120	-7.20%	18,218	2008
	11.699753	12.174397	4.06%	20,342	2007
	11.159571	11.699753	4.84%	34,246	2006
	10.938716	11.159571	2.02%	35,428	2005
	10.584735	10.938716	3.34%	34,023	2004
	9.933326	10.584735	6.56%	17,842	2003
	10.000000	9.933326	-0.67%	21,070	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.336608	13.512010	9.53%	45,373	2010
	10.486186	12.336608	17.65%	50,738	2009
	13.826087	10.486186	-24.16%	35,545	2008
	13.252053	13.826087	4.33%	45,721	2007
	12.051166	13.252053	9.96%	37,444	2006
	11.584213	12.051166	4.03%	53,388	2005
	10.709575	11.584213	8.17%	43,796	2004
	9.033690	10.709575	18.55%	12,901	2003
	10.000000	9.033690	-9.66%	3,599	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.401149	13.817929	11.42%	27,655	2010
	10.095565	12.401149	22.84%	32,023	2009
	14.901132	10.095565	-32.25%	34,718	2008
	14.216422	14.901132	4.82%	43,622	2007
	12.568358	14.216422	13.11%	41,405	2006
	11.886380	12.568358	5.74%	28,528	2005
	10.738253	11.886380	10.69%	13,381	2004
	8.586354	10.738253	25.06%	4,166	2003
	10.000000	8.586354	-14.14%	3,493	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.410250	13.298880	7.16%	17,376	2010
	10.969951	12.410250	13.13%	18,984	2009
	13.076032	10.969951	-16.11%	27,919	2008
	12.509474	13.076032	4.53%	55,302	2007
	11.683322	12.509474	7.07%	48,039	2006
	11.322864	11.683322	3.18%	93,225	2005
	10.700165	11.322864	5.82%	85,230	2004
	9.530058	10.700165	12.28%	19,300	2003
	10.000000	9.530058	-4.70%	9,949	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.295780	27.786191	24.63%	13,233	2010
	16.509748	22.295780	35.05%	14,829	2009
	26.314008	16.509748	-37.26%	15,886	2008
	24.775941	26.314008	6.21%	20,852	2007
	22.830881	24.775941	8.52%	28,121	2006
	20.623786	22.830881	10.70%	37,373	2005
	18.045837	20.623786	14.29%	44,611	2004
	13.571367	18.045837	32.97%	44,802	2003
	16.226571	13.571367	-16.36%	54,030	2002
	16.650563	16.226571	-2.55%	55,825	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.969960	11.820354	-1.25%	151,867	2010
	12.116391	11.969960	-1.21%	177,744	2009
	12.022852	12.116391	0.78%	223,324	2008
	11.619013	12.022852	3.48%	146,861	2007
	11.255765	11.619013	3.23%	224,993	2006
	11.101653	11.255765	1.39%	155,445	2005
	11.151696	11.101653	-0.45%	189,115	2004
	11.222643	11.151696	-0.63%	260,219	2003
	11.228670	11.222643	-0.05%	509,690	2002
	10.976083	11.228670	2.30%	604,443	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.052787	16.438470	9.21%	9,918	2010
	12.255431	15.052787	22.83%	10,384	2009
	15.005176	12.255431	-18.33%	10,674	2008
	14.524404	15.005176	3.31%	14,620	2007
	14.029010	14.524404	3.53%	20,775	2006
	13.903003	14.029010	0.91%	21,440	2005
	13.215501	13.903003	5.20%	24,527	2004
	11.936481	13.215501	10.72%	33,896	2003
	11.274938	11.936481	5.87%	52,740	2002
	10.959378	11.274938	2.88%	51,793	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.205050	9.239879	12.61%	58,662	2010
	6.088932	8.205050	34.75%	63,272	2009
	10.000000	6.088932	-39.11%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.176301	15.902767	4.79%	24,121	2010
	11.836579	15.176301	28.22%	23,323	2009
	22.335425	11.836579	-47.01%	18,079	2008
	21.975505	22.335425	1.64%	20,199	2007
	18.129148	21.975505	21.22%	10,117	2006
	16.383193	18.129148	10.66%	10,830	2005
	13.795416	16.383193	18.76%	6,150	2004
	10.000000	13.795416	37.95%	2,652	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.088157	9.225932	14.07%	15,586	2010
	6.311220	8.088157	28.16%	4,204	2009
	10.000000	6.311220	-36.89%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.427486	4.27%	983	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.920878	8.818891	11.34%	0	2010
	6.295437	7.920878	25.82%	0	2009
	10.000000	6.295437	-37.05%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.816992	9.789588	25.23%	84,617	2010
	6.227072	7.816992	25.53%	93,359	2009
	10.000000	6.227072	-37.73%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.633805	10.199792	18.14%	31,675	2010
	6.701262	8.633805	28.84%	33,866	2009
	10.000000	6.701262	-32.99%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.382047	14.100206	23.88%	4,207	2010
	9.042865	11.382047	25.87%	4,638	2009
	17.091260	9.042865	-47.09%	7,823	2008
	15.771065	17.091260	8.37%	10,691	2007
	15.473935	15.771065	1.92%	11,955	2006
	14.496373	15.473935	6.74%	14,072	2005
	12.943374	14.496373	12.00%	22,273	2004
	9.762003	12.943374	32.59%	20,713	2003
	14.818626	9.762003	-34.12%	21,119	2002
	16.831886	14.818626	-11.96%	25,869	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.811790	32.270762	25.02%	12,428	2010
	20.709509	25.811790	24.64%	14,054	2009
	30.910484	20.709509	-33.00%	14,502	2008
	33.621951	30.910484	-8.06%	19,703	2007
	29.026603	33.621951	15.83%	29,217	2006
	28.516666	29.026603	1.79%	35,982	2005
	24.618843	28.516666	15.83%	43,723	2004
	15.893715	24.618843	54.90%	36,779	2003
	22.097595	15.893715	-28.07%	38,662	2002
	17.445777	22.097595	26.66%	44,193	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.728813	28.127878	23.75%	11,243	2010
	17.086989	22.728813	33.02%	12,293	2009
	27.994447	17.086989	-38.96%	14,900	2008
	27.758912	27.994447	0.85%	18,522	2007
	25.089017	27.758912	10.64%	33,390	2006
	22.619557	25.089017	10.92%	38,056	2005
	19.244942	22.619557	17.54%	41,966	2004
	13.820149	19.244942	39.25%	34,651	2003
	16.928867	13.820149	-18.36%	40,372	2002
	18.376589	16.928867	-7.88%	38,258	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.827787	12.130640	12.03%	25,793	2010
	8.695593	10.827787	24.52%	24,513	2009
	15.066968	8.695593	-42.29%	23,942	2008
	14.104765	15.066968	6.82%	34,632	2007
	12.569807	14.104765	12.21%	51,675	2006
	11.846853	12.569807	6.10%	64,618	2005
	10.930890	11.846853	8.38%	71,777	2004
	8.680809	10.930890	25.92%	80,362	2003
	10.636664	8.680809	-18.39%	104,372	2002
	12.216049	10.636664	-12.93%	130,300	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.234189	9.299999	28.56%	28,257	2010
	5.599255	7.234189	29.20%	31,776	2009
	10.000000	5.599255	-44.01%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.429293	10.548150	1.14%	33,502	2010
	9.860285	10.429293	5.77%	29,096	2009
	10.000000	9.860285	-1.40%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.168676	14.494393	10.07%	11,933	2010
	10.667936	13.168676	23.44%	13,372	2009
	19.409873	10.667936	-45.04%	13,753	2008
	16.394468	19.409873	18.39%	14,573	2007
	13.188122	16.394468	24.31%	18,522	2006
	11.190533	13.188122	17.85%	19,611	2005
	9.797330	11.190533	14.22%	20,343	2004
	7.291847	9.797330	34.36%	21,465	2003
	9.897097	7.291847	-26.32%	23,024	2002
	12.345376	9.897097	-19.83%	26,080	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.241791	20.060705	9.97%	314	2010
	14.778347	18.241791	23.44%	1,639	2009
	26.881481	14.778347	-45.02%	1,639	2008
	22.697336	26.881481	18.43%	1,901	2007
	18.268429	22.697336	24.24%	2,683	2006
	15.501292	18.268429	17.85%	2,756	2005
	13.571411	15.501292	14.22%	767	2004
	10.000000	13.571411	35.71%	755	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.950830	13.914433	7.44%	185,434	2010
	10.000000	12.950830	29.51%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.925473	13.574005	5.02%	843	2010
	10.000000	12.925473	29.25%	843	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.688060	12.219243	14.33%	12,330	2010
	8.419634	10.688060	26.94%	13,626	2009
	13.532052	8.419634	-37.78%	17,742	2008
	14.014970	13.532052	-3.45%	21,746	2007
	12.244340	14.014970	14.46%	45,716	2006
	11.893755	12.244340	2.95%	52,903	2005
	10.250526	11.893755	16.03%	52,291	2004
	7.897653	10.250526	29.79%	38,342	2003
	10.684106	7.897653	-26.08%	20,652	2002
	12.317063	10.684106	-13.26%	14,840	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.807297	21.539219	14.53%	4,498	2010
	13.633328	18.807297	37.95%	4,176	2009
	23.085020	13.633328	-40.94%	8,374	2008
	21.985482	23.085020	5.00%	17,091	2007
	18.916877	21.985482	16.22%	34,540	2006
	16.753552	18.916877	12.91%	29,942	2005
	14.233382	16.753552	17.71%	22,015	2004
	10.000000	14.233382	42.33%	13,610	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.862818	13.584878	14.52%	7,452	2010
	8.594707	11.862818	38.02%	7,694	2009
	14.551844	8.594707	-40.94%	10,318	2008
	13.861145	14.551844	4.98%	18,806	2007
	11.926147	13.861145	16.22%	21,606	2006
	10.565033	11.926147	12.88%	28,035	2005
	8.978200	10.565033	17.67%	36,501	2004
	6.356923	8.978200	41.23%	39,672	2003
	8.267491	6.356923	-23.11%	50,944	2002
	9.518646	8.267491	-13.14%	48,506	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.499491	2.830723	13.25%	0	2010
	1.996897	2.499491	25.17%	0	2009
	9.580103	1.996897	-79.16%	0	2008
	10.000000	9.580103	-4.20%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.704523	3.066341	13.38%	0	2010
	2.185467	2.704523	23.75%	0	2009
	10.377086	2.185467	-78.94%	0	2008
	10.519855	10.377086	-1.36%	0	2007
	10.000000	10.519855	5.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.940024	13.690128	14.66%	63,038	2010
	9.425201	11.940024	26.68%	68,198	2009
	15.512276	9.425201	-39.24%	77,653	2008
	15.044165	15.512276	3.11%	108,316	2007
	13.244102	15.044165	13.59%	131,088	2006
	12.654982	13.244102	4.66%	147,560	2005
	11.707682	12.654982	8.09%	169,402	2004
	9.355937	11.707682	25.14%	193,144	2003
	11.667724	9.355937	-19.81%	202,171	2002
	13.152642	11.667724	-11.29%	274,578	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.122488	9.898460	21.86%	132	2010
	5.995323	8.122488	35.48%	100	2009
	9.765612	5.995323	-38.61%	1,641	2008
	10.011018	9.765612	-2.45%	2,715	2007
	10.000000	10.011018	0.11%	2,677	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.403177	14.353550	25.87%	29,192	2010
	8.708048	11.403177	30.95%	31,406	2009
	17.313969	8.708048	-49.71%	32,835	2008
	16.490117	17.313969	5.00%	41,929	2007
	16.218926	16.490117	1.67%	51,840	2006
	14.621223	16.218926	10.93%	72,174	2005
	12.361526	14.621223	18.28%	78,755	2004
	9.967175	12.361526	24.02%	85,593	2003
	13.978216	9.967175	-28.69%	92,734	2002
	20.596567	13.978216	-32.13%	115,916	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.874552	11.745076	8.01%	3,912	2010
	10.000000	10.874552	8.75%	2,096	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.954048	11.378072	3.87%	3,818	2010
	10.000000	10.954048	9.54%	2,164	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.548103	5.48%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.410626	11.015043	5.81%	11,190	2010
	9.615032	10.410626	8.27%	11,586	2009
	10.843289	9.615032	-11.33%	7,262	2008
	10.413414	10.843289	4.13%	3,625	2007
	10.000000	10.413414	4.13%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	35.509855	38.483287	8.37%	1,448	2010
	27.616445	35.509855	28.58%	1,463	2009
	32.892265	27.616445	-16.04%	1,852	2008
	31.268369	32.892265	5.19%	2,040	2007
	28.574908	31.268369	9.43%	2,864	2006
	25.777598	28.574908	10.85%	4,171	2005
	23.717411	25.777598	8.69%	5,453	2004
	18.783491	23.717411	26.27%	6,874	2003
	17.415214	18.783491	7.86%	6,221	2002
	16.018934	17.415214	8.72%	3,302	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.567734	28.272856	25.28%	1,017	2010
	10.709286	22.567734	110.73%	1,202	2009
	30.767280	10.709286	-65.19%	526	2008
	22.649945	30.767280	35.84%	1,000	2007
	16.437358	22.649945	37.80%	3,690	2006
	12.622652	16.437358	30.22%	1,069	2005
	10.000000	12.622652	26.23%	284	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.190476	54.098716	25.26%	2,959	2010
	20.516561	43.190476	110.52%	2,993	2009
	58.991911	20.516561	-65.22%	4,329	2008
	43.412632	58.991911	35.89%	4,812	2007
	31.514704	43.412632	37.75%	5,312	2006
	24.176597	31.514704	30.35%	8,498	2005
	19.447415	24.176597	24.32%	10,434	2004
	12.772187	19.447415	52.26%	11,127	2003
	13.320519	12.772187	-4.12%	10,474	2002
	13.739047	13.320519	-3.05%	11,914	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.321439	34.873436	27.64%	13,266	2010
	17.553176	27.321439	55.65%	9,132	2009
	32.977627	17.553176	-46.77%	6,411	2008
	22.980567	32.977627	43.50%	10,029	2007
	18.685701	22.980567	22.98%	1,418	2006
	12.479763	18.685701	49.73%	1,514	2005
	10.000000	12.479763	24.80%	915	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	45.274087	57.779398	27.62%	1,135	2010
	29.102885	45.274087	55.57%	1,135	2009
	54.704654	29.102885	-46.80%	1,135	2008
	38.113622	54.704654	43.53%	1,135	2007
	31.001698	38.113622	22.94%	10,474	2006
	20.697822	31.001698	49.78%	11,022	2005
	16.871845	20.697822	22.68%	11,022	2004
	11.800336	16.871845	42.98%	11,079	2003
	12.298301	11.800336	-4.05%	3,052	2002
	13.907561	12.298301	-11.57%	2,353	2001

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.695577	11.865771	10.94%	1,048	2010
	8.524185	10.695577	25.47%	1,048	2009
	13.893106	8.524185	-38.64%	1,048	2008
	12.796409	13.893106	8.57%	3,156	2007
	11.398511	12.796409	12.26%	3,272	2006
	10.614044	11.398511	7.39%	3,272	2005
	9.801030	10.614044	8.30%	3,272	2004
	7.353509	9.801030	33.28%	2,105	2003
	9.727116	7.353509	-24.40%	2,105	2002
	9.819759	9.727116	-0.94%	9,091	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.404887	13.937927	22.21%	0	2010
	7.817457	11.404887	45.89%	0	2009

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.722650	10.893002	24.88%	7,698	2010
	6.198064	8.722650	40.73%	555	2009
	10.000000	6.198064	-38.02%	613	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.225190	12.677558	3.70%	85,686	2010
	11.243940	12.225190	8.73%	89,674	2009
	11.581808	11.243940	-2.92%	99,878	2008
	10.723102	11.581808	8.01%	23,006	2007
	10.699603	10.723102	0.22%	22,365	2006
	10.678747	10.699603	0.20%	16,742	2005
	10.230418	10.678747	4.38%	6,236	2004
	10.000000	10.230418	2.30%	2,330	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.605666	13.068760	12.61%	62,717	2010
	9.961739	11.605666	16.50%	88,208	2009
	15.437641	9.961739	-35.47%	101,450	2008
	15.660629	15.437641	-1.42%	118,132	2007
	13.557656	15.660629	15.51%	124,280	2006
	13.134404	13.557656	3.22%	140,332	2005
	11.783152	13.134404	11.47%	160,271	2004
	9.233843	11.783152	27.61%	182,671	2003
	11.609139	9.233843	-20.46%	176,851	2002
	12.841696	11.609139	-9.60%	86,367	2001*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.190630	11.988741	17.64%	5,295	2010
	7.949586	10.190630	28.19%	8,638	2009
	10.652040	7.949586	-25.37%	9,714	2008
	11.053441	10.652040	-3.63%	13,160	2007
	10.000000	11.053441	10.53%	9,198	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.067934	13.067152	8.28%	4,254	2010
	10.000000	12.067934	20.68%	1,110	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.101345	11.183947	10.72%	0	2010
	10.000000	10.101345	1.01%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.226094	15.176213	24.13%	11,300	2010
	9.912640	12.226094	23.34%	7,355	2009
	14.544896	9.912640	-31.85%	9,979	2008
	14.842255	14.544896	-2.00%	13,062	2007
	13.149784	14.842255	12.87%	19,065	2006
	12.430106	13.149784	5.79%	20,247	2005
	10.337754	12.430106	20.24%	17,891	2004
	7.605654	10.337754	35.92%	18,315	2003
	10.000000	7.605654	-23.94%	2,950	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ	10.027613	11.357968	13.27%	16,527	2010
	7.599551	10.027613	31.95%	18,066	2009
	11.747891	7.599551	-35.31%	18,823	2008
	11.049299	11.747891	6.32%	21,416	2007
	10.256425	11.049299	7.73%	22,095	2006
	10.033608	10.256425	2.22%	23,817	2005
	9.576172	10.033608	4.78%	26,713	2004
	7.703845	9.576172	24.30%	28,812	2003
	10.990787	7.703845	-29.91%	30,364	2002
	14.391057	10.990787	-23.63%	28,098	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.485265	13.011532	13.29%	107,298	2010
	9.215577	11.485265	24.63%	117,212	2009
	14.861839	9.215577	-37.99%	162,169	2008
	14.314078	14.861839	3.83%	241,132	2007
	12.562472	14.314078	13.94%	293,356	2006
	12.163248	12.562472	3.28%	343,982	2005
	11.143887	12.163248	9.15%	394,584	2004
	8.800186	11.143887	26.63%	460,726	2003
	11.490304	8.800186	-23.41%	429,934	2002
	13.264252	11.490304	-13.37%	215,596	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.765013	14.521692	13.76%	35,672	2010
	10.557930	12.765013	20.90%	58,956	2009
	15.192008	10.557930	-30.50%	65,766	2008
	14.375687	15.192008	5.68%	74,722	2007
	12.510464	14.375687	14.91%	84,868	2006
	12.149293	12.510464	2.97%	85,207	2005
	11.723937	12.149293	3.63%	101,238	2004
	9.807948	11.723937	19.54%	111,376	2003
	11.937596	9.807948	-17.84%	119,606	2002
	13.344202	11.937596	-10.54%	29,394	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.987624	16.042727	7.04%	87,763	2010
	12.614835	14.987624	18.81%	102,833	2009
	13.792665	12.614835	-8.54%	117,218	2008
	13.268123	13.792665	3.95%	168,592	2007
	12.912779	13.268123	2.75%	199,378	2006
	12.921360	12.912779	-0.07%	229,053	2005
	12.640599	12.921360	2.22%	256,336	2004
	12.244728	12.640599	3.23%	269,101	2003
	11.355438	12.244728	7.83%	304,300	2002
	10.657518	11.355438	6.55%	115,972	2001*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.195394	11.338883	11.22%	0	2010
	8.324343	10.195394	22.48%	0	2009
	11.262606	8.324343	-26.09%	0	2008
	10.508981	11.262606	7.17%	3,047	2007
	10.000000	10.508981	5.09%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.648611	10.900559	12.98%	0	2010
	7.595069	9.648611	27.04%	0	2009
	11.442011	7.595069	-33.62%	0	2008
	10.528964	11.442011	8.67%	0	2007
	10.000000	10.528964	5.29%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.163717	10.486471	14.43%	0	2010
	7.069088	9.163717	29.63%	0	2009
	11.572273	7.069088	-38.91%	0	2008
	10.549111	11.572273	9.70%	0	2007
	10.000000	10.549111	5.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.817909	10.365409	17.55%	15,290	2010
	6.057053	8.817909	45.58%	13,009	2009
	13.466625	6.057053	-55.02%	38,336	2008
	9.373560	13.466625	43.67%	46,922	2007
	10.000000	9.373560	-6.26%	9,687	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.822952	14.558594	13.54%	158,871	2010
	9.996397	12.822952	28.28%	216,060	2009
	17.686387	9.996397	-43.48%	355,964	2008
	17.679134	17.686387	0.04%	468,736	2007
	14.923707	17.679134	18.46%	530,250	2006
	14.303761	14.923707	4.33%	570,327	2005
	13.017728	14.303761	9.88%	675,424	2004
	10.133398	13.017728	28.46%	675,724	2003
	12.375831	10.133398	-18.12%	676,983	2002
	13.218906	12.375831	-6.38%	200,797	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.337912	12.651861	22.38%	68,293	2010
	8.177572	10.337912	26.42%	75,807	2009
	15.710359	8.177572	-47.95%	227,312	2008
	12.553328	15.710359	25.15%	254,210	2007
	11.922071	12.553328	5.29%	280,932	2006
	11.435966	11.922071	4.25%	301,422	2005
	11.226098	11.435966	1.87%	455,215	2004
	8.570136	11.226098	30.99%	457,742	2003
	12.446254	8.570136	-31.14%	454,001	2002
	15.336364	12.446254	-18.84%	102,034	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.124453	13.609972	12.25%	31,452	2010
	8.548305	12.124453	41.83%	34,968	2009
	11.563598	8.548305	-26.08%	37,935	2008
	11.419344	11.563598	1.26%	46,058	2007
	10.411407	11.419344	9.68%	64,689	2006
	10.293759	10.411407	1.14%	73,480	2005
	9.532130	10.293759	7.99%	77,283	2004
	7.610038	9.532130	25.26%	92,839	2003
	7.444808	7.610038	2.22%	80,381	2002
	8.566348	7.444808	-13.09%	51,551	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.294121	11.542627	12.13%	3,466	2010
	7.249915	10.294121	41.99%	3,857	2009
	9.796088	7.249915	-25.99%	6,720	2008
	10.000000	9.796088	-2.04%	13,116	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.076844	12.828733	6.23%	36,016	2010
	10.583295	12.076844	14.11%	34,247	2009
	11.099433	10.583295	-4.65%	13,047	2008
	10.797409	11.099433	2.80%	13,818	2007
	10.493546	10.797409	2.90%	17,203	2006
	10.419995	10.493546	0.71%	19,343	2005
	10.125285	10.419995	2.91%	9,517	2004
	10.000000	10.125285	1.25%	2,727	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.251935	11.746913	26.97%	19,710	2010
	6.698216	9.251935	38.13%	19,836	2009
	11.224769	6.698216	-40.33%	15,482	2008
	9.853242	11.224769	13.92%	16,659	2007
	10.000000	9.853242	-1.47%	8,133	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.372058	16.020275	11.47%	4,205	2010
	11.522435	14.372058	24.73%	4,425	2009
	20.807759	11.522435	-44.62%	4,430	2008
	17.997284	20.807759	15.62%	8,229	2007
	15.467025	17.997284	16.36%	8,297	2006
	13.177961	15.467025	17.37%	8,751	2005
	11.770648	13.177961	11.96%	9,006	2004
	8.331809	11.770648	41.27%	9,673	2003
	10.602942	8.331809	-21.42%	14,236	2002
	13.653448	10.602942	-22.34%	9,971	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.333633	14.865051	11.49%	17,515	2010
	10.685482	13.333633	24.78%	22,294	2009
	19.300799	10.685482	-44.64%	26,482	2008
	16.691229	19.300799	15.63%	50,402	2007
	14.344227	16.691229	16.36%	51,107	2006
	12.226160	14.344227	17.32%	55,318	2005
	10.919656	12.226160	11.96%	45,733	2004
	7.726868	10.919656	41.32%	45,656	2003
	10.000000	7.726868	-22.73%	32,682	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.768316	14.680826	24.75%	11,335	2010
	7.579168	11.768316	55.27%	14,462	2009
	15.736301	7.579168	-51.84%	24,506	2008
	15.106887	15.736301	4.17%	27,389	2007
	13.178479	15.106887	14.63%	27,721	2006
	13.025568	13.178479	1.17%	29,996	2005
	11.583541	13.025568	12.45%	32,269	2004
	7.441418	11.583541	55.66%	28,800	2003
	10.000000	7.441418	-25.59%	11,192	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.560423	11.738165	11.15%	17,554	2010
	7.894728	10.560423	33.77%	14,886	2009
	11.376790	7.894728	-30.61%	14,886	2008
	11.115728	11.376790	2.35%	20,979	2007
	10.000000	11.115728	11.16%	4,384	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.231833	10.412660	26.49%	9,152	2010
	6.460770	8.231833	27.41%	6,252	2009
	9.777596	6.460770	-33.92%	10,229	2008
	10.153798	9.777596	-3.71%	13,723	2007
	10.000000	10.153798	1.54%	6,161	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.475367	9.218340	8.77%	0	2010
	6.595954	8.475367	28.49%	0	2009
	10.000000	6.595954	-34.04%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.766565	12.481496	15.93%	1,234	2010
	6.321955	10.766565	70.30%	2,503	2009
	13.540865	6.321955	-53.31%	2,503	2008
	10.666212	13.540865	26.95%	2,636	2007
	10.000000	10.666212	6.66%	1,641	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.837385	10.520509	6.94%	1,492	2010
	7.268362	9.837385	35.35%	1,379	2009
	12.360786	7.268362	-41.20%	1,528	2008
	10.854263	12.360786	13.88%	3,723	2007
	10.000000	10.854263	8.54%	3,037	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.035512	15.837090	12.84%	4,979	2010
	11.987524	14.035512	17.08%	10,229	2009
	11.441428	11.987524	4.77%	5,488	2008
	10.446327	11.441428	9.53%	2,890	2007
	10.000000	10.446327	4.46%	3,000	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.336602	8.338146	13.65%	0	2010
	6.160629	7.336602	19.09%	4,261	2009
	10.884889	6.160629	-43.40%	4,648	2008
	9.875930	10.884889	10.22%	6,228	2007
	10.000000	9.875930	-1.24%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.028808	9.383574	16.87%	0	2010
	5.731866	8.028808	40.07%	0	2009
	10.989779	5.731866	-47.84%	0	2008
	10.077945	10.989779	9.05%	9,499	2007
	10.000000	10.077945	0.78%	8,283	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.536641	23.089227	7.21%	4,702	2010
	17.458570	21.536641	23.36%	2,466	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.153635	9.615212	5.04%	108,131	2010
	6.354726	9.153635	44.04%	123,938	2009
	11.567341	6.354726	-45.06%	120,238	2008
	8.582315	11.567341	34.78%	154,946	2007
	7.972641	8.582315	7.65%	184,953	2006
	7.179879	7.972641	11.04%	190,950	2005
	6.169559	7.179879	16.38%	218,124	2004
	5.201491	6.169559	18.61%	229,932	2003
	6.271720	5.201491	-17.06%	222,011	2002
	8.133724	6.271720	-22.89%	133,423	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.333932	15.150690	22.84%	4,632	2010
	7.958706	12.333932	54.97%	6,315	2009
	14.380107	7.958706	-44.65%	10,046	2008
	11.973242	14.380107	20.10%	7,379	2007
	11.243886	11.973242	6.49%	10,762	2006
	10.237685	11.243886	9.83%	12,082	2005
	10.291804	10.237685	-0.53%	12,662	2004
	7.090507	10.291804	45.15%	13,655	2003
	10.000000	7.090507	-29.09%	14,210	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.036206	4.953177	22.72%	21,933	2010
	2.607720	4.036206	54.78%	22,271	2009
	4.718130	2.607720	-44.73%	23,260	2008
	3.930244	4.718130	20.05%	27,049	2007
	3.694652	3.930244	6.38%	30,360	2006
	3.357287	3.694652	10.05%	35,483	2005
	3.384068	3.357287	-0.79%	48,760	2004
	2.341922	3.384068	44.50%	54,947	2003
	4.019173	2.341922	-41.73%	62,061	2002
	6.500322	4.019173	-38.17%	50,285	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.852176	29.420179	23.34%	21,212	2010
	13.502080	23.852176	76.66%	27,119	2009
	28.640508	13.502080	-52.86%	31,659	2008
	22.670200	28.640508	26.34%	48,408	2007
	15.664654	22.670200	44.72%	56,641	2006
	12.027429	15.664654	30.24%	55,953	2005
	10.270328	12.027429	17.11%	66,906	2004
	7.737652	10.270328	32.73%	67,238	2003
	10.000000	7.737652	-22.62%	60,041	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.901995	17.145500	23.33%	21,213	2010
	7.869575	13.901995	76.65%	23,723	2009
	16.699513	7.869575	-52.88%	25,789	2008
	13.224007	16.699513	26.28%	47,432	2007
	9.141690	13.224007	44.66%	55,105	2006
	7.023167	9.141690	30.16%	59,587	2005
	5.998356	7.023167	17.08%	82,917	2004
	4.519598	5.998356	32.72%	86,140	2003
	6.171086	4.519598	-26.76%	92,057	2002
	8.170438	6.171086	-24.47%	120,719	2001*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.764239	14.327528	21.79%	1,658	2010
	9.412391	11.764239	24.99%	2,043	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.408753	10.322888	9.72%	13,228	2010
	7.788820	9.408753	20.80%	14,183	2009
	11.739304	7.788820	-33.65%	11,912	2008
	11.060891	11.739304	6.13%	12,744	2007
	10.000000	11.060891	10.61%	3,528	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.749702	7.50%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.101568	10.491860	3.86%	13,098	2010
	9.035620	10.101568	11.80%	14,867	2009
	10.580072	9.035620	-14.60%	15,339	2008
	10.237167	10.580072	3.35%	20,669	2007
	9.958429	10.237167	2.80%	24,784	2006
	9.950715	9.958429	0.08%	25,764	2005
	10.008909	9.950715	-0.58%	21,665	2004
	10.000000	10.008909	0.09%	28,699	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	6.975368	8.230749	18.00%	9,459	2010
	5.760162	6.975368	21.10%	0	2009
	9.647223	5.760162	-40.29%	308	2008
	9.729886	9.647223	-0.85%	0	2007
	10.000000	9.729886	-2.70%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.968053	13.293024	21.20%	0	2010
	8.459602	10.968053	29.65%	736	2009
	14.161115	8.459602	-40.26%	736	2008
	13.340303	14.161115	6.15%	736	2007
	11.892729	13.340303	12.17%	736	2006
	11.281422	11.892729	5.42%	736	2005
	10.000000	11.281422	12.81%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.669101	7.845440	17.64%	25,890	2010
	5.065003	6.669101	31.67%	27,636	2009
	8.376797	5.065003	-39.54%	36,935	2008
	7.103661	8.376797	17.92%	37,921	2007
	6.782293	7.103661	4.74%	38,573	2006
	6.455208	6.782293	5.07%	47,131	2005
	6.050040	6.455208	6.70%	48,383	2004
	4.620133	6.050040	30.95%	50,363	2003
	6.570618	4.620133	-29.68%	53,103	2002
	9.269045	6.570618	-29.11%	26,804	2001*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.451066	13.936878	11.93%	132,363	2010
	10.000000	12.451066	24.51%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.238844	10.209472	10.51%	34,026	2010
	7.588470	9.238844	21.75%	27,250	2009
	10.954073	7.588470	-30.72%	19,215	2008
	10.462278	10.954073	4.70%	20,273	2007
	10.000000	10.462278	4.62%	550	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.436622	10.912484	4.56%	15,272	2010
	9.433308	10.436622	10.64%	19,348	2009
	10.609831	9.433308	-11.09%	20,947	2008
	10.444352	10.609831	1.58%	6,301	2007
	10.000000	10.444352	4.44%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.249994	11.254382	9.80%	17,572	2010
	7.337562	10.249994	39.69%	18,094	2009
	12.121527	7.337562	-39.47%	15,827	2008
	10.744833	12.121527	12.81%	17,036	2007
	10.000000	10.744833	7.45%	5,961	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.542120	9.960000	16.60%	7,649	2010
	6.239296	8.542120	36.91%	19,885	2009
	11.337557	6.239296	-44.97%	20,400	2008
	10.271422	11.337557	10.38%	44,495	2007
	10.000000	10.271422	2.71%	36,696	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.721847	8.453715	9.48%	1,040	2010
	5.989361	7.721847	28.93%	7,757	2009
	9.802828	5.989361	-38.90%	7,330	2008
	10.000000	9.802828	-1.97%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.975621	16.716897	11.63%	6,192	2010
	10.397663	14.975621	44.03%	7,378	2009
	14.636808	10.397663	-28.96%	10,466	2008
	14.387216	14.636808	1.73%	15,238	2007
	13.185444	14.387216	9.11%	20,458	2006
	13.054643	13.185444	1.00%	22,239	2005
	12.019681	13.054643	8.61%	45,603	2004
	9.964745	12.019681	20.62%	53,668	2003
	9.785504	9.964745	1.83%	50,510	2002
	9.518824	9.785504	2.80%	15,151	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.856601	13.235892	11.63%	2,828	2010
	8.227523	11.856601	44.11%	2,855	2009
	11.599384	8.227523	-29.07%	2,785	2008
	11.397886	11.599384	1.77%	2,603	2007
	10.446260	11.397886	9.11%	2,779	2006
	10.000000	10.446260	4.46%	3,214	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.749115	8.837654	14.05%	93,406	2010
	5.135407	7.749115	50.90%	109,233	2009
	10.000000	5.135407	-48.65%	1,942	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.944449	9.685356	21.91%	0	2010
	6.122477	7.944449	29.76%	0	2009
	10.000000	6.122477	-38.78%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.926029	9.661405	21.89%	0	2010
	6.120582	7.926029	29.50%	0	2009
	10.000000	6.120582	-38.79%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.099592	9.185337	13.40%	0	2010
	6.355008	8.099592	27.45%	0	2009
	10.000000	6.355008	-36.45%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.357952	10.192308	8.92%	0	2010
	7.916818	9.357952	18.20%	0	2009
	10.000000	7.916818	-20.83%	9,914	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.812871	9.771043	10.87%	0	2010
	7.194892	8.812871	22.49%	0	2009
	10.000000	7.194892	-28.05%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.108923	10.650655	5.36%	16,510	2010
	9.066730	10.108923	11.49%	3,209	2009
	10.000000	9.066730	-9.33%	3,738	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.085842	9.982416	9.87%	37,864	2010
	7.552592	9.085842	20.30%	43,550	2009
	10.000000	7.552592	-24.47%	30,498	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.531026	9.536164	11.78%	0	2010
	6.831944	8.531026	24.87%	0	2009
	10.000000	6.831944	-31.68%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.631751	10.360114	7.56%	41,752	2010
	8.296674	9.631751	16.09%	25,045	2009
	10.000000	8.296674	-17.03%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.576480	11.169967	5.61%	4,602	2010
	9.855478	10.576480	7.32%	1,131	2009
	10.000000	9.855478	-1.45%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.534320	11.096503	5.34%	0	2010
	9.833651	10.534320	7.13%	0	2009
	10.000000	9.833651	-1.66%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.440645	25.718880	14.61%	0	2010
	13.928802	22.440645	61.11%	0	2009
	33.429532	13.928802	-58.33%	0	2008
	23.278840	33.429532	43.60%	0	2007
	17.259135	23.278840	34.88%	0	2006
	13.189746	17.259135	30.85%	0	2005
	11.073210	13.189746	19.11%	0	2004
	6.791842	11.073210	63.04%	249	2003
	8.121795	6.791842	-16.38%	1,313	2002
	8.683765	8.121795	-6.47%	0	2001*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.758534	28.384890	14.65%	9,174	2010
	15.351464	24.758534	61.28%	9,745	2009
	36.903183	15.351464	-58.40%	41,388	2008
	25.703155	36.903183	43.57%	49,042	2007
	19.066801	25.703155	34.81%	50,710	2006
	14.569246	19.066801	30.87%	50,067	2005
	12.229998	14.569246	19.13%	17,205	2004
	7.503370	12.229998	62.99%	15,911	2003
	10.000000	7.503370	-24.97%	7,086	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.778718	15.276366	3.37%	132,379	2010
	14.588744	14.778718	1.30%	152,716	2009
	13.728590	14.588744	6.27%	179,777	2008
	12.987757	13.728590	5.70%	255,991	2007
	12.739345	12.987757	1.95%	265,418	2006
	12.505084	12.739345	1.87%	312,891	2005
	12.275758	12.505084	1.87%	367,626	2004
	12.199721	12.275758	0.62%	442,539	2003
	11.142753	12.199721	9.49%	521,027	2002
	10.531983	11.142753	5.80%	178,435	2001*

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.537955	11.777490	11.76%	1,581	2010
	8.234631	10.537955	27.97%	1,942	2009
	15.474531	8.234631	-46.79%	1,942	2008
	12.338107	15.474531	25.42%	1,942	2007
	9.405787	12.338107	31.18%	2,242	2006
	7.322103	9.405787	28.46%	2,242	2005
	6.499712	7.322103	12.65%	2,242	2004
	4.858005	6.499712	33.79%	2,242	2003
	6.488671	4.858005	-25.13%	2,242	2002
	9.219512	6.488671	-29.62%	1,581	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.822765	18.798086	11.74%	7,307	2010
	13.150894	16.822765	27.92%	7,593	2009
	24.705460	13.150894	-46.77%	5,020	2008
	19.697626	24.705460	25.42%	4,032	2007
	15.017832	19.697626	31.16%	4,753	2006
	11.694054	15.017832	28.42%	4,483	2005
	10.366220	11.694054	12.81%	3,725	2004
	7.764530	10.366220	33.51%	5,881	2003
	10.000000	7.764530	-22.35%	2,445	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.350063	8.846856	5.95%	0	2010
	6.581420	8.350063	26.87%	3,739	2009
	11.723228	6.581420	-43.86%	4,078	2008
	10.864484	11.723228	7.90%	5,467	2007
	10.000000	10.864484	8.64%	1,551	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.076832	13.656755	13.08%	994	2010
	9.623865	12.076832	25.49%	994	2009
	15.446943	9.623865	-37.70%	994	2008
	14.778924	15.446943	4.52%	2,322	2007
	12.818377	14.778924	15.29%	12,297	2006
	12.038453	12.818377	6.48%	12,297	2005
	10.702064	12.038453	12.49%	13,478	2004
	8.226725	10.702064	30.09%	11,965	2003
	10.000000	8.226725	-17.73%	10,971	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.535143	12.496296	8.33%	0	2010
	10.000000	11.535143	15.35%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.094311	13.366494	10.52%	0	2010
	10.000000	12.094311	20.94%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.073063	12.611921	4.46%	68,378	2010
	11.219083	12.073063	7.61%	65,250	2009
	12.101477	11.219083	-7.29%	63,949	2008
	11.641531	12.101477	3.95%	9,081	2007
	11.115251	11.641531	4.73%	33,350	2006
	10.906285	11.115251	1.92%	35,027	2005
	10.564049	10.906285	3.24%	45,188	2004
	9.923961	10.564049	6.45%	56,894	2003
	10.000000	9.923961	-0.76%	44,964	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.237903	13.390343	9.42%	70,143	2010
	10.412824	12.237903	17.53%	75,604	2009
	13.743287	10.412824	-24.23%	89,293	2008
	13.186120	13.743287	4.23%	109,001	2007
	12.003325	13.186120	9.85%	166,511	2006
	11.549873	12.003325	3.93%	192,386	2005
	10.688646	11.549873	8.06%	172,443	2004
	9.025163	10.688646	18.43%	142,743	2003
	10.000000	9.025163	-9.75%	143,986	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.301916	13.693488	11.31%	20,304	2010
	10.024929	12.301916	22.71%	25,762	2009
	14.811897	10.024929	-32.32%	66,547	2008
	14.145692	14.811897	4.71%	123,715	2007
	12.518467	14.145692	13.00%	146,266	2006
	11.851157	12.518467	5.63%	149,488	2005
	10.717277	11.851157	10.58%	88,748	2004
	8.578257	10.717277	24.94%	14,258	2003
	10.000000	8.578257	-14.22%	20,453	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.310900	13.179063	7.05%	60,829	2010
	10.893172	12.310900	13.01%	61,233	2009
	12.997689	10.893172	-16.19%	75,083	2008
	12.447195	12.997689	4.42%	80,411	2007
	11.636906	12.447195	6.96%	69,688	2006
	11.289284	11.636906	3.08%	116,725	2005
	10.679239	11.289284	5.71%	170,912	2004
	9.521061	10.679239	12.16%	162,964	2003
	10.000000	9.521061	-4.79%	134,019	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.031318	27.428840	24.50%	28,480	2010
	16.330450	22.031318	34.91%	36,530	2009
	26.054702	16.330450	-37.32%	45,615	2008
	24.556798	26.054702	6.10%	67,130	2007
	22.651820	24.556798	8.41%	71,657	2006
	20.482702	22.651820	10.59%	78,004	2005
	17.940543	20.482702	14.17%	83,387	2004
	13.505833	17.940543	32.84%	102,676	2003
	16.164624	13.505833	-16.45%	94,179	2002
	16.603938	16.164624	-2.65%	14.805	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.796315	11.637084	-1.35%	222,960	2010
	11.952729	11.796315	-1.31%	285,416	2009
	11.872477	11.952729	0.68%	369,725	2008
	11.485385	11.872477	3.37%	253,094	2007
	11.137564	11.485385	3.12%	278,210	2006
	10.996174	11.137564	1.29%	302,851	2005
	11.056941	10.996174	-0.55%	263,985	2004
	11.138565	10.056941	-0.73%	335,277	2003
	11.155845	11.138565	-0.15%	574,771	2002
	10.916008	11.155845	2.20%	283,524	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.553266	15.876876	9.09%	25,054	2010
	11.860742	14.553266	22.70%	40,012	2009
	14.536664	11.860742	-18.41%	40,804	2008
	14.085245	14.536664	3.20%	51,701	2007
	13.618583	14.085245	3.43%	58,181	2006
	13.509902	13.618583	0.80%	52,404	2005
	12.854836	13.509902	5.10%	60,638	2004
	11.622486	12.854836	10.60%	67,286	2003
	10.989466	11.622486	5.76%	72,919	2002
	10.692772	10.989466	2.77%	28,293	2001*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.191216	9.214979	12.50%	55,835	2010
	6.084812	8.191216	34.62%	68,365	2009
	10.000000	6.084812	-39.15%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.074088	15.779675	4.68%	4,950	2010
	11.768783	15.074088	28.09%	7,994	2009
	22.230070	11.768783	-47.06%	11,757	2008
	21.894163	22.230070	1.53%	23,294	2007
	18.080291	21.894163	21.09%	19,669	2006
	16.355551	18.080291	10.55%	7,388	2005
	13.786097	16.355551	18.64%	3,053	2004
	10.000000	13.786097	37.86%	1,202	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.074482	9.201018	13.95%	44,216	2010
	6.306937	8.074482	28.03%	2,741	2009
	10.000000	6.306937	-36.93%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.423944	4.24%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.907475	8.795065	11.22%	1,095	2010
	6.291166	7.907475	25.69%	0	2009
	10.000000	6.291166	-37.09%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.803801	9.763175	25.11%	111,802	2010
	6.222846	7.803801	25.41%	132,772	2009
	10.000000	6.222846	-37.77%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.619231	10.172277	18.02%	119,742	2010
	6.696728	8.619231	28.71%	134,622	2009
	10.000000	6.696728	-33.03%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.259668	13.934498	23.76%	23,257	2010
	8.954701	11.259668	25.74%	31,634	2009
	16.941859	8.954701	-47.14%	38,861	2008
	15.649135	16.941859	8.26%	49,701	2007
	15.369821	15.649135	1.82%	55,020	2006
	14.413376	15.369821	6.64%	61,347	2005
	12.882319	14.413376	11.88%	67,848	2004
	9.725788	12.882319	32.46%	74,069	2003
	14.778663	9.725788	-34.19%	75,818	2002
	16.803658	14.778663	-12.05%	28,099	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	26.280420	32.823421	24.90%	22,932	2010
	21.106873	26.280420	24.51%	30,573	2009
	31.535594	21.106873	-33.07%	42,272	2008
	34.336874	31.535594	-8.16%	54,164	2007
	29.673774	34.336874	15.71%	60,894	2006
	29.181930	29.673774	1.69%	68,007	2005
	25.218705	29.181930	15.72%	76,251	2004
	16.297452	25.218705	54.74%	89,339	2003
	22.681958	16.297452	-28.15%	96,921	2002
	17.925387	22.681958	26.54%	40,059	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.665147	28.020726	23.63%	31,190	2010
	17.056405	22.665147	32.88%	37,700	2009
	27.972742	17.056405	-39.02%	51,695	2008
	27.765664	27.972742	0.75%	69,967	2007
	25.120487	27.765664	10.53%	67,578	2006
	22.670814	25.120487	10.81%	73,335	2005
	19.308104	22.670814	17.42%	76,138	2004
	13.879545	19.308104	39.11%	82,552	2003
	17.018889	13.879545	-18.45%	85,253	2002
	18.493168	17.018889	-7.97%	26,756	2001*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.724675	12.002966	11.92%	32,780	2010
	8.621508	10.724675	24.39%	33,655	2009
	14.953776	8.621508	-42.35%	41,782	2008
	14.013068	14.953776	6.71%	55,242	2007
	12.500702	14.013068	12.10%	62,303	2006
	11.793631	12.500702	6.00%	76,575	2005
	10.892809	11.793631	8.27%	85,084	2004
	8.659317	10.892809	25.79%	95,785	2003
	10.621089	8.659317	-18.47%	97,084	2002
	12.210612	10.621089	-13.02%	33,669	2001*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.221893	9.274797	28.43%	93,991	2010
	5.595431	7.221893	29.07%	112,632	2009
	10.000000	5.595431	-44.05%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.411702	10.519687	1.04%	2,093	2010
	9.853625	10.411702	5.66%	1,226	2009
	10.000000	9.853625	-1.46%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.531767	14.878970	9.96%	698	2010
	10.973198	13.531767	23.32%	1,591	2009
	19.985594	10.973198	-45.09%	4,251	2008
	16.897939	19.985594	18.27%	6,908	2007
	13.606861	16.897939	24.19%	8,357	2006
	11.557498	13.606861	17.73%	8,534	2005
	10.128863	11.557498	14.10%	8,608	2004
	7.546232	10.128863	34.22%	10,005	2003
	10.252768	7.546232	-26.40%	12,408	2002
	12.802092	10.252768	-19.91%	3,889	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.118948	19.905457	9.86%	533	2010
	14.693709	18.118948	23.31%	1,519	2009
	26.754702	14.693709	-45.08%	1,635	2008
	22.613305	26.754702	18.31%	4,345	2007
	18.219188	22.613305	24.12%	5,566	2006
	15.475126	18.219188	17.73%	5,602	2005
	13.562236	15.475126	14.10%	4,793	2004
	10.000000	13.562236	35.62%	1,914	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.942074	13.890956	7.33%	256,794	2010
	10.000000	12.942074	29.42%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.916734	13.551092	4.91%	0	2010
	10.000000	12.916734	29.17%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.492443	11.983456	14.21%	38,887	2010
	8.273910	10.492443	26.81%	46,003	2009
	13.311361	8.273910	-37.84%	55,530	2008
	13.800459	13.311361	-3.54%	82,481	2007
	12.069113	13.800459	14.35%	79,880	2006
	11.735400	12.069113	2.84%	100,103	2005
	10.124293	11.735400	15.91%	105,823	2004
	7.808298	10.124293	29.66%	87,240	2003
	10.573946	7.808298	-26.16%	63,404	2002
	12.202501	10.573946	-13.35%	11,990	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.680692	21.372582	14.41%	23,439	2010
	13.555289	18.680692	37.81%	26,463	2009
	22.976209	13.555289	-41.00%	32,419	2008
	21.904136	22.976209	4.89%	47,164	2007
	18.865932	21.904136	16.10%	43,542	2006
	16.725308	18.865932	12.80%	54,130	2005
	14.223775	16.725308	17.59%	38,407	2004
	10.000000	14.223775	42.24%	24,552	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.747140	13.438803	14.40%	63,817	2010
	8.519524	11.747140	37.88%	73,318	2009
	14.439213	8.519524	-41.00%	93,542	2008
	13.767875	14.439213	4.88%	103,441	2007
	11.857869	13.767875	16.11%	118,216	2006
	10.515171	11.857869	12.77%	131,014	2005
	8.944883	10.515171	17.56%	175,911	2004
	6.339745	8.944883	41.09%	198,282	2003
	8.253527	6.339745	-23.19%	256,983	2002
	9.512275	8.253527	-13.23%	114,047	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.492736	2.820207	13.14%	0	2010
	1.993510	2.492736	25.04%	0	2009
	9.573619	1.993510	-79.18%	0	2008
	10.000000	9.573619	-4.26%	1,197	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.694504	3.051895	13.26%	0	2010
	2.179565	2.694504	23.63%	0	2009
	10.359570	2.179565	-78.96%	0	2008
	10.512796	10.359570	-1.46%	0	2007
	10.000000	10.512796	5.13%	1,427	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.988148	13.731396	14.54%	78,597	2010
	9.472790	11.988148	26.55%	111,537	2009
	15.606456	9.472790	-39.30%	129,668	2008
	15.150935	15.606456	3.01%	194,592	2007
	13.351587	15.150935	13.48%	217,007	2006
	12.770576	13.351587	4.55%	229,428	2005
	11.826595	12.770576	7.98%	263,107	2004
	9.460540	11.826595	25.01%	269,022	2003
	11.810153	9.460540	-19.89%	264,597	2002
	13.326790	11.810153	-11.38%	125,345	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.092326	9.851723	21.74%	8,830	2010
	5.979109	8.092326	35.34%	1,114	2009
	9.749103	5.979109	-38.67%	2,396	2008
	10.004288	9.749103	-2.55%	5,554	2007
	10.000000	10.004288	0.04%	738	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.471960	14.425526	25.75%	14,973	2010
	8.769449	11.471960	30.82%	18,439	2009
	17.453795	8.769449	-49.76%	23,816	2008
	16.640228	17.453795	4.89%	31,780	2007
	16.383114	16.640228	1.57%	32,536	2006
	14.784164	16.383114	10.82%	34,618	2005
	12.511950	14.784164	18.16%	37,560	2004
	10.098682	12.511950	23.90%	39,772	2003
	14.177025	10.098682	-28.77%	45,895	2002
	20.910873	14.177025	-32.20%	30,219	2001*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.867188	11.725233	7.90%	0	2010
	10.000000	10.867188	8.67%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.946630	11.358857	3.77%	10,200	2010
	10.000000	10.946630	9.47%	2,661	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.544560	5.45%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.372014	10.963069	5.70%	3,910	2010
	9.589082	10.372014	8.16%	3,910	2009
	10.824988	9.589082	-11.42%	3,910	2008
	10.406425	10.824988	4.02%	4,018	2007
	10.000000	10.406425	4.06%	3,910	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	35.085823	37.985266	8.26%	877	2010
	27.314305	35.085823	28.45%	894	2009
	32.565389	27.314305	-16.12%	1,388	2008
	30.989172	32.565389	5.09%	2,947	2007
	28.348378	30.989172	9.32%	3,576	2006
	25.599081	28.348378	10.74%	3,721	2005
	23.577028	25.599081	8.58%	3,795	2004
	18.691227	23.577028	26.14%	4,886	2003
	17.347230	18.691227	7.75%	4,337	2002
	15.972670	17.347230	8.61%	144	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.438677	28.082748	25.15%	0	2010
	10.658815	22.438677	110.52%	3,776	2009
	30.653451	10.658815	-65.23%	617	2008
	22.589129	30.653451	35.70%	2,905	2007
	16.409772	22.589129	37.66%	9,834	2006
	12.614189	16.409772	30.09%	9,461	2005
	10.000000	12.614189	26.14%	11,592	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	44.570461	55.770790	25.13%	1,997	2010
	21.193516	44.570461	110.30%	2,302	2009
	61.000464	21.193516	-65.26%	2,407	2008
	44.936453	61.000464	35.75%	2,897	2007
	32.653846	44.936453	37.61%	2,931	2006
	25.075792	32.653846	30.22%	3,192	2005
	20.191153	25.075792	24.19%	3,409	2004
	13.274041	20.191153	52.11%	5,489	2003
	13.857976	13.274041	-4.21%	9,443	2002
	14.308006	13.857976	-3.15%	1,135	2001*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.165127	34.638842	27.51%	4,388	2010
	17.470460	27.165127	55.49%	1,665	2009
	32.855614	17.470460	-46.83%	950	2008
	22.918869	32.855614	43.36%	2,369	2007
	18.654364	22.918869	22.86%	6,317	2006
	12.471404	18.654364	49.58%	8,308	2005
	10.000000	12.471404	24.71%	8,971	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	41.949101	53.481851	27.49%	9,363	2010
	26.992877	41.949101	55.41%	9,363	2009
	50.790086	26.992877	-46.85%	9,363	2008
	35.422343	50.790086	43.38%	9,363	2007
	28.841712	35.422343	22.82%	9,703	2006
	19.275174	28.841712	49.63%	9,703	2005
	15.728084	19.275174	22.55%	12,483	2004
	11.011517	15.728084	42.83%	17,636	2003
	11.487829	11.011517	-4.15%	18,182	2002
	13.004291	11.487829	-11.66%	10,090	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.582440	11.728373	10.83%	0	2010
	8.442580	10.582440	25.35%	0	2009
	13.774088	8.442580	-38.71%	0	2008
	12.699717	13.774088	8.46%	0	2007
	11.323811	12.699717	12.15%	0	2006
	10.555138	11.323811	7.28%	0	2005
	9.756507	10.555138	8.19%	0	2004
	7.327517	9.756507	33.15%	0	2003
	9.702589	7.327517	-24.48%	0	2002
	9.804985	9.702589	-1.04%	0	2001*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.293692	13.788084	22.09%	0	2010
	7.749090	11.293692	45.74%	0	2009

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.124597	17.612263	24.69%	553	2010
	10.051813	14.124597	40.52%	288	2009
	15.882881	10.051813	-36.71%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.101716	12.530438	3.54%	9,284	2010
	11.147327	12.101716	8.56%	8,370	2009
	11.499777	11.147327	-3.06%	6,755	2008
	10.663455	11.499777	7.84%	8,435	2007
	10.656245	10.663455	0.07%	15,917	2006
	10.651623	10.656245	0.04%	11,617	2005
	10.219974	10.651623	4.22%	37,241	2004
	10.000000	10.219974	2.20%	4,292	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.408680	12.827425	12.44%	30,944	2010
	9.807567	11.408680	16.33%	45,614	2009
	15.221926	9.807567	-35.57%	53,486	2008
	15.465441	15.221926	-1.57%	85,632	2007
	13.409003	15.465441	15.34%	104,170	2006
	13.010107	13.409003	3.07%	119,042	2005
	11.689405	13.010107	11.30%	139,183	2004
	9.174309	11.689405	27.41%	153,220	2003
	11.551890	9.174309	-20.58%	147,101	2002
	12.797950	11.551890	-9.74%	138,830	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.133858	11.903854	17.47%	2,199	2010
	7.917341	10.133858	28.00%	3,324	2009
	10.625020	7.917341	-25.48%	3,443	2008
	11.042287	10.625020	-3.78%	5,026	2007
	10.000000	11.042287	10.42%	317	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.055694	13.034055	8.12%	6,667	2010
	10.000000	12.055694	20.56%	5,957	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.100507	11.166035	10.55%	0	2010
	10.000000	10.100507	1.01%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.084235	14.977337	23.94%	5,945	2010
	9.812538	12.084235	23.15%	8,252	2009
	14.420003	9.812538	-31.95%	8,886	2008
	14.737340	14.420003	-2.15%	11,155	2007
	13.076669	14.737340	12.70%	15,757	2006
	12.379750	13.076669	5.63%	15,887	2005
	10.311541	12.379750	20.06%	14,978	2004
	7.597901	10.311541	35.72%	18,898	2003
	10.000000	7.597901	-24.02%	3,394	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ	9.857382	11.148183	13.09%	9,454	2010
	7.481911	9.857382	31.75%	10,661	2009
	11.583691	7.481911	-35.41%	13,291	2008
	10.911525	11.583691	6.16%	19,520	2007
	10.143929	10.911525	7.57%	23,427	2006
	9.938626	10.143929	2.07%	26,874	2005
	9.499959	9.938626	4.62%	37,856	2004
	7.654150	9.499959	24.12%	43,037	2003
	10.936572	7.654150	-30.01%	54,416	2002
	14.342049	10.936572	-23.74%	97,163	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.290301	12.771239	13.12%	61,708	2010
	9.072925	11.290301	24.44%	86,327	2009
	14.654133	9.072925	-38.09%	102,835	2008
	14.135644	14.654133	3.67%	144,152	2007
	12.424711	14.135644	13.77%	177,641	2006
	12.048127	12.424711	3.13%	210,711	2005
	11.055229	12.048127	8.98%	307,473	2004
	8.743455	11.055229	26.44%	324,355	2003
	11.433642	8.743455	-23.53%	330,147	2002
	13.219073	11.433642	-13.51%	303,251	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.548318	14.253495	13.59%	22,933	2010
	10.394501	12.548318	20.72%	29,448	2009
	14.979668	10.394501	-30.61%	31,554	2008
	14.196462	14.979668	5.52%	41,463	2007
	12.373260	14.196462	14.74%	51,550	2006
	12.034289	12.373260	2.82%	54,291	2005
	11.630648	12.034289	3.47%	57,638	2004
	9.744716	11.630648	19.35%	61,809	2003
	11.878721	9.744716	-17.96%	75,485	2002
	13.298747	11.878721	-10.68%	59,420	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.746442	15.760573	6.88%	28,553	2010
	12.430716	14.746442	18.63%	38,557	2009
	13.612057	12.430716	-8.68%	48,292	2008
	13.114438	13.612057	3.79%	95,755	2007
	12.782592	13.114438	2.60%	182,948	2006
	12.810509	12.782592	-0.22%	203,047	2005
	12.551247	12.810509	2.07%	192,177	2004
	12.176693	12.551247	3.08%	228,723	2003
	11.309545	12.176693	7.67%	135,308	2002
	10.630687	11.309545	6.39%	81,482	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.138614	11.258606	11.05%	501	2010
	8.290592	10.138614	22.29%	2,399	2009
	11.234050	8.290592	-26.20%	2,850	2008
	10.498392	11.234050	7.01%	2,476	2007
	10.000000	10.498392	4.98%	4,329	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.594872	10.823369	12.80%	12,054	2010
	7.564266	9.594872	26.84%	9,142	2009
	11.412998	7.564266	-33.72%	9,142	2008
	10.518347	11.412998	8.51%	10,719	2007
	10.000000	10.518347	5.18%	397	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.112684	10.412239	14.26%	0	2010
	7.040431	9.112684	29.43%	0	2009
	11.542938	7.040431	-39.01%	0	2008
	10.538472	11.542938	9.53%	0	2007
	10.000000	10.538472	5.38%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.768775	10.291995	17.37%	7,032	2010
	6.032463	8.768775	45.36%	7,103	2009
	13.432461	6.032463	-55.09%	8,660	2008
	9.364090	13.432461	43.45%	9,835	2007
	10.000000	9.364090	-6.36%	8,450	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.605268	14.289703	13.36%	95,521	2010
	9.841661	12.605268	28.08%	124,192	2009
	17.439229	9.841661	-43.57%	147,616	2008
	17.458770	17.439229	-0.11%	203,636	2007
	14.760062	17.458770	18.28%	253,591	2006
	14.168390	14.760062	4.18%	291,200	2005
	12.914155	14.168390	9.71%	308,691	2004
	10.068066	12.914155	28.27%	304,579	2003
	12.314799	10.068066	-18.24%	312,125	2002
	13.173869	12.314799	-6.52%	244,733	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.162366	12.418141	22.20%	100,726	2010
	8.050949	10.162366	26.23%	110,147	2009
	15.490725	8.050949	-48.03%	133,289	2008
	12.396773	15.490725	24.96%	168,680	2007
	11.791270	12.396773	5.14%	197,894	2006
	11.327678	11.791270	4.09%	218,642	2005
	11.136737	11.327678	1.71%	258,859	2004
	8.514851	11.136737	30.79%	265,185	2003
	12.384853	8.514851	-31.25%	275,636	2002
	15.284127	12.384853	-18.97%	325,094	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.918726	13.358714	12.08%	19,049	2010
	8.416032	11.918726	41.62%	29,354	2009
	11.402019	8.416032	-26.19%	35,830	2008
	11.277015	11.402019	1.11%	43,524	2007
	10.297247	11.277015	9.51%	62,482	2006
	10.196357	10.297247	0.99%	70,370	2005
	9.456304	10.196357	7.83%	79,724	2004
	7.560980	9.456304	25.07%	83,063	2003
	7.408079	7.560980	2.06%	75,205	2002
	8.537159	7.408079	-13.23%	71,554	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.252397	11.478372	11.96%	9,969	2010
	7.231511	10.252397	41.77%	10,052	2009
	9.786127	7.231511	-26.10%	10,393	2008
	10.000000	9.786127	-2.14%	10,618	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.954949	12.679944	6.06%	7,240	2010
	10.492401	11.954949	13.94%	8,694	2009
	11.020864	10.492401	-4.80%	6,035	2008
	10.737396	11.020864	2.64%	16,095	2007
	10.451062	10.737396	2.74%	24,735	2006
	10.393570	10.451062	0.55%	14,028	2005
	10.114979	10.393570	2.75%	8,783	2004
	10.000000	10.114979	1.15%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.200402	11.663733	26.77%	10,641	2010
	6.671050	9.200402	37.92%	11,788	2009
	11.196312	6.671050	-40.42%	8,123	2008
	9.843302	11.196312	13.75%	11,983	2007
	10.000000	9.843302	-1.57%	7,740	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.128098	15.724428	11.30%	7,892	2010
	11.344108	14.128098	24.54%	8,150	2009
	20.517005	11.344108	-44.71%	9,359	2008
	17.772964	20.517005	15.44%	10,767	2007
	15.297418	17.772964	16.18%	14,175	2006
	13.053223	15.297418	17.19%	23,735	2005
	11.676982	13.053223	11.79%	25,022	2004
	8.278081	11.676982	41.06%	30,889	2003
	10.550644	8.278081	-21.54%	35,252	2002
	13.606956	10.550644	-22.46%	42,910	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.178908	14.670234	11.32%	24,151	2010
	10.577575	13.178908	24.59%	26,234	2009
	19.135070	10.577575	-44.72%	25,764	2008
	16.573237	19.135070	15.46%	16,361	2007
	14.264458	16.573237	16.19%	27,822	2006
	12.176620	14.264458	17.15%	26,578	2005
	10.891962	12.176620	11.79%	26,559	2004
	7.718997	10.891962	41.11%	20,289	2004
	10.000000	7.718997	-22.81%	9,133	2003

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.631741	14.488426	24.56%	873	2010
	7.502620	11.631741	55.04%	1,422	2009
	15.601198	7.502620	-51.91%	1,183	2008
	15.000119	15.601198	4.01%	4,803	2007
	13.105208	15.000119	14.46%	8,214	2006
	12.972801	13.105208	1.02%	9,605	2005
	11.554180	12.972801	12.28%	8,538	2004
	7.433831	11.554180	55.43%	4,599	2003
	10.000000	7.433831	-25.66%	260	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.501643	11.655097	10.98%	17,079	2010
	7.862729	10.501643	33.56%	20,308	2009
	11.347958	7.862729	-30.71%	10,176	2008
	11.104529	11.347958	2.19%	12,216	2007
	10.000000	11.104529	11.05%	2,264	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.185954	10.338907	26.30%	4,524	2010
	6.434554	8.185954	27.22%	3,170	2009
	9.752789	6.434554	-34.02%	3,180	2008
	10.143557	9.752789	-3.85%	10,465	2007
	10.000000	10.143557	1.44%	4,265	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.453884	9.181002	8.60%	0	2010
	6.589253	8.453884	28.30%	1,414	2009
	10.000000	6.589253	-34.11%	1,416	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.706574	12.393116	15.75%	12,318	2010
	6.296301	10.706574	70.05%	12,507	2009
	13.506531	6.296301	-53.38%	1,240	2008
	10.655440	13.506531	26.76%	2,708	2007
	10.000000	10.655440	6.55%	1,740	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.782597	10.446027	6.78%	3,538	2010
	7.238892	9.782597	35.14%	2,890	2009
	12.329457	7.238892	-41.29%	2,905	2008
	10.843323	12.329457	13.71%	1,839	2007
	10.000000	10.843323	8.43%	1,219	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.957379	15.725011	12.66%	697	2010
	11.938945	13.957379	16.91%	1,985	2009
	11.412418	11.938945	4.61%	1,909	2008
	10.435795	11.412418	9.36%	0	2007
	10.000000	10.435795	4.36%	528	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.731681	9.908585	13.48%	0	2010
	7.343252	8.731681	18.91%	0	2009
	12.994210	7.343252	-43.49%	0	2008
	11.807776	12.994210	10.05%	0	2007
	11.302400	11.807776	4.47%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.788169	12.589403	16.70%	2,221	2010
	7.713524	10.788169	39.86%	2,221	2009
	14.811811	7.713524	-47.92%	2,221	2008
	13.603656	14.811811	8.88%	2,798	2007
	11.879131	13.603656	14.52%	3,984	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.241206	22.737900	7.05%	2,192	2010
	17.245268	21.241206	23.17%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.016324	9.456593	4.88%	84,262	2010
	6.268928	9.016324	43.83%	96,324	2009
	11.428589	6.268928	-45.15%	108,681	2008
	8.492349	11.428589	34.58%	140,679	2007
	7.901043	8.492349	7.48%	172,490	2006
	7.126209	7.901043	10.87%	208,550	2005
	6.132757	7.126209	16.20%	221,558	2004
	5.178331	6.132757	18.43%	275,766	2003
	6.253323	5.178331	-17.19%	389,803	2002
	8.122329	6.253323	-23.01%	438,060	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.190787	14.952122	22.65%	3,044	2010
	7.878316	12.190787	54.74%	3,048	2009
	14.256608	7.878316	-44.74%	4,191	2008
	11.888578	14.256608	19.92%	4,748	2007
	11.181353	11.888578	6.33%	5,315	2006
	10.196210	11.181353	9.66%	4,123	2005
	10.265717	10.196210	-0.68%	5,293	2004
	7.083279	10.265717	44.93%	12,043	2003
	10.000000	7.083279	-29.17%	10,856	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.975587	4.871385	22.53%	17,775	2010
	2.572472	3.975587	54.54%	21,233	2009
	4.661468	2.572472	-44.81%	45,017	2008
	3.888995	4.661468	19.86%	63,609	2007
	3.661446	3.888995	6.21%	84,827	2006
	3.332166	3.661446	9.88%	103,842	2005
	3.363865	3.332166	-0.94%	118,417	2004
	2.331479	3.363865	44.28%	165,029	2003
	4.007355	2.331479	-41.82%	199,736	2002
	6.491188	4.007355	-38.26%	298,469	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.575481	29.034754	23.16%	18,286	2010
	13.365756	23.575481	76.39%	16,783	2009
	28.394698	13.365756	-52.93%	19,717	2008
	22.510007	28.394698	26.14%	29,658	2007
	15.577572	22.510007	44.50%	37,167	2006
	11.978709	15.577572	30.04%	37,235	2005
	10.244286	11.978709	16.93%	43,442	2004
	7.729765	10.244286	32.53%	28,394	2003
	10.000000	7.729765	-22.70%	32,904	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.693467	16.862684	23.14%	32,035	2010
	7.763332	13.693467	76.39%	41,081	2009
	16.499263	7.763332	-52.95%	45,462	2008
	13.085427	16.499263	26.09%	88,062	2007
	9.059618	13.085427	44.44%	115,136	2006
	6.970674	9.059618	29.97%	140,432	2005
	5.962587	6.970674	16.91%	154,178	2004
	4.499478	5.962587	32.52%	213,081	2003
	6.152979	4.499478	-26.87%	267,698	2002
	8.158972	6.152979	-24.59%	345,597	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.663313	14.183043	21.60%	2,346	2010
	9.345851	11.663313	24.80%	4,199	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.180267	13.343369	9.55%	6,432	2010
	10.098507	12.180267	20.61%	8,897	2009
	15.243699	10.098507	-33.75%	5,430	2008
	14.384752	15.243699	5.97%	5,055	2007
	12.118222	14.384752	18.70%	2,400	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.735263	7.35%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.999600	10.370178	3.71%	913	2010
	8.958025	9.999600	11.63%	20,425	2009
	10.505182	8.958025	-14.73%	20,906	2008
	10.180267	10.505182	3.19%	52,524	2007
	9.918119	10.180267	2.64%	48,308	2006
	9.925486	9.918119	-0.07%	48,598	2005
	9.998725	9.925486	-0.73%	56,753	2004
	10.000000	9.998725	-0.01%	6,476	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.997385	11.778758	17.82%	0	2010
	8.268264	9.997385	20.91%	0	2009
	13.868982	8.268264	-40.38%	0	2008
	14.009236	13.868982	-1.00%	0	2007
	13.512331	14.009236	3.68%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.873942	13.158950	21.01%	0	2010
	8.399779	10.873942	29.46%	0	2009
	14.082459	8.399779	-40.35%	380	2008
	13.286513	14.082459	5.99%	380	2007
	11.862757	13.286513	12.00%	380	2006
	11.270076	11.862757	5.26%	380	2005
	10.000000	11.270076	12.70%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.555835	7.700493	17.46%	20,517	2010
	4.986558	6.555835	31.47%	26,367	2009
	8.259649	4.986558	-39.63%	27,455	2008
	7.015054	8.259649	17.74%	27,484	2007
	6.707862	7.015054	4.58%	27,907	2006
	6.394073	6.707862	4.91%	30,647	2005
	6.001871	6.394073	6.53%	33,639	2004
	4.590315	6.001871	30.75%	33,720	2003
	6.538172	4.590315	-29.79%	33,312	2002
	9.237443	6.538172	-29.22%	33,999	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.438437	13.901600	11.76%	100,642	2010
	10.000000	12.438437	24.38%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.187384	10.137186	10.34%	11,116	2010
	7.557697	9.187384	21.56%	11,116	2009
	10.926297	7.557697	-30.83%	10,148	2008
	10.451726	10.926297	4.54%	12,086	2007
	10.000000	10.451726	4.52%	10,148	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.378523	10.835256	4.40%	3,983	2010
	9.395078	10.378523	10.47%	8,403	2009
	10.582931	9.395078	-11.22%	3,898	2008
	10.433824	10.582931	1.43%	366	2007
	10.000000	10.433824	4.34%	3,990	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.192912	11.174715	9.63%	4,007	2010
	7.307804	10.192912	39.48%	6,244	2009
	12.090799	7.307804	-39.56%	748	2008
	10.734006	12.090799	12.64%	832	2007
	10.000000	10.734006	7.34%	1,879	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.494561	9.889514	16.42%	22,937	2010
	6.213995	8.494561	36.70%	21,966	2009
	11.308815	6.213995	-45.05%	18,409	2008
	10.261053	11.308815	10.21%	18,054	2007
	10.000000	10.261053	2.61%	16,810	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.690526	8.406630	9.31%	524	2010
	5.974146	7.690526	28.73%	6,651	2009
	9.792857	5.974146	-38.99%	5,676	2008
	10.000000	9.792857	-2.07%	2,142	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.721522	16.408272	11.46%	18,284	2010
	10.236784	14.721522	43.81%	26,744	2009
	14.432295	10.236784	-29.07%	27,548	2008
	14.207908	14.432295	1.58%	33,297	2007
	13.040874	14.207908	8.95%	37,549	2006
	12.931102	13.040874	0.85%	42,260	2005
	11.924059	12.931102	8.45%	50,202	2004
	9.900524	11.924059	20.44%	66,674	2003
	9.737236	9.900524	1.68%	55,099	2002
	9.486372	9.737236	2.64%	37,996	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.772757	13.122323	11.46%	8,761	2010
	8.181762	11.772757	43.89%	10,350	2009
	11.552447	8.181762	-29.18%	7,556	2008
	11.369143	11.552447	1.61%	11,372	2007
	10.435727	11.369143	8.94%	15,434	2006
	10.000000	10.435727	4.36%	10,603	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.729430	8.801821	13.87%	34,174	2010
	5.130170	7.729430	50.67%	49,406	2009
	10.000000	5.130170	-48.70%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.924306	9.646129	21.73%	1,300	2010
	6.116244	7.924306	29.56%	0	2009
	10.000000	6.116244	-38.84%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.905921	9.622260	21.71%	0	2010
	6.114345	7.905921	29.30%	0	2009
	10.000000	6.114345	-38.86%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.079041	9.148112	13.23%	0	2010
	6.348539	8.079041	27.26%	0	2009
	10.000000	6.348539	-36.51%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.334244	10.151038	8.75%	0	2010
	7.908776	9.334244	18.02%	0	2009
	10.000000	7.908776	-20.91%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.790510	9.731444	10.70%	0	2010
	7.187575	8.790510	22.30%	0	2009
	10.000000	7.187575	-28.12%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.083319	10.607527	5.20%	12,133	2010
	9.057536	10.083319	11.33%	4,609	2009
	10.000000	9.057536	-9.42%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.062813	9.941983	9.70%	6,196	2010
	7.544912	9.062813	20.12%	0	2009
	10.000000	7.544912	-24.55%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.509389	9.497527	11.61%	0	2010
	6.824993	8.509389	24.68%	0	2009
	10.000000	6.824993	-31.75%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.607347	10.318164	7.40%	0	2010
	8.288260	9.607347	15.92%	0	2009
	10.000000	8.288260	-17.12%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.549709	11.124752	5.45%	0	2010
	9.845494	10.549709	7.15%	0	2009
	10.000000	9.845494	-1.55%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.507651	11.051586	5.18%	0	2010
	9.823684	10.507651	6.96%	0	2009
	10.000000	9.823684	-1.76%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.127024	25.320932	14.43%	123	2010
	13.755036	22.127024	60.86%	123	2009
	33.063004	13.755036	-58.40%	123	2008
	23.058810	33.063004	43.39%	123	2007
	17.121952	23.058810	34.67%	136	2006
	13.104750	17.121952	30.65%	136	2005
	11.018589	13.104750	18.93%	136	2004
	6.768606	11.018589	62.79%	136	2003
	8.106355	6.768606	-16.50%	784	2002
	8.680573	8.106355	-6.61%	307	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.471320	28.013014	14.47%	9,881	2010
	15.196467	24.471320	61.03%	10,356	2009
	36.586463	15.196467	-58.46%	11,704	2008
	25.521530	36.586463	43.36%	14,829	2007
	18.960812	25.521530	34.60%	19,492	2006
	14.510224	18.960812	30.67%	19,187	2005
	12.198995	14.510224	18.95%	11,221	2004
	7.495729	12.198995	62.75%	11,325	2003
	10.000000	7.495729	-25.04%	2,130	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.527898	14.994272	3.21%	48,346	2010
	14.362980	14.527898	1.15%	69,293	2009
	13.536704	14.362980	6.10%	101,273	2008
	12.825824	13.536704	5.54%	127,623	2007
	12.599616	12.825824	1.80%	225,759	2006
	12.386709	12.599616	1.72%	238,748	2005
	12.178075	12.386709	1.71%	251,682	2004
	12.121079	12.178075	0.47%	311,150	2003
	11.087778	12.121079	9.32%	283,557	2002
	10.496056	11.087778	5.64%	139,142	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.390629	11.595202	11.59%	0	2010
	8.131881	10.390629	27.78%	0	2009
	15.304786	8.131881	-46.87%	0	2008
	12.221441	15.304786	25.23%	0	2007
	9.330986	12.221441	30.98%	0	2006
	7.274894	9.330986	28.26%	0	2005
	6.467638	7.274894	12.48%	0	2004
	4.841394	6.467638	33.59%	0	2003
	6.476357	4.841394	-25.25%	0	2002
	9.216139	6.476357	-29.73%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.627569	18.551749	11.57%	12,062	2010
	13.018102	16.627569	27.73%	13,409	2009
	24.493336	13.018102	-46.85%	10,307	2008
	19.558384	24.493336	25.23%	49,960	2007
	14.934305	19.558384	30.96%	48,775	2006
	11.646653	14.934305	28.23%	45,352	2005
	10.339912	11.646653	12.64%	6,142	2004
	7.756602	10.339912	33.30%	2,700	2003
	10.000000	7.756602	-22.43%	1,503	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.303543	8.784189	5.79%	922	2010
	6.554722	8.303543	26.68%	566	2009
	11.693487	6.554722	-43.95%	207	2008
	10.853520	11.693487	7.74%	2,424	2007
	10.000000	10.853520	8.54%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.931917	13.472382	12.91%	41,602	2010
	9.522873	11.931917	25.30%	41,602	2009
	15.308184	9.522873	-37.79%	41,602	2008
	14.668581	15.308184	4.36%	45,343	2007
	12.741978	14.668581	15.12%	53,832	2006
	11.984875	12.741978	6.32%	58,943	2005
	10.670649	11.984875	12.32%	72,009	2004
	8.215054	10.670649	29.89%	68,174	2003
	10.000000	8.215054	-17.85%	32,913	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.523426	12.464635	8.17%	0	2010
	10.000000	11.523426	15.23%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.082047	13.332645	10.35%	0	2010
	10.000000	12.082047	20.82%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.928224	12.441672	4.30%	50,283	2010
	11.101361	11.928224	7.45%	40,774	2009
	11.992742	11.101361	-7.43%	17,303	2008
	11.554601	11.992742	3.79%	8,575	2007
	11.049006	11.554601	4.58%	8,329	2006
	10.857746	11.049006	1.76%	17,007	2005
	10.533052	10.857746	3.08%	268,515	2004
	9.909899	10.533052	6.29%	277,581	2003
	10.000000	9.909899	-0.90%	70,756	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.091079	13.209596	9.25%	26,412	2010
	10.303566	12.091079	17.35%	37,885	2009
	13.619819	10.303566	-24.35%	33,713	2008
	13.087664	13.619819	4.07%	82,390	2007
	11.931793	13.087664	9.69%	96,866	2006
	11.498473	11.931793	3.77%	104,393	2005
	10.657265	11.498473	7.89%	778,340	2004
	9.012363	10.657265	18.25%	725,544	2003
	10.000000	9.012363	-9.88%	206,887	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.154289	13.508611	11.14%	19,305	2010
	9.919721	12.154289	22.53%	33,100	2009
	14.678830	9.919721	-32.42%	60,520	2008
	14.040065	14.678830	4.55%	75,822	2007
	12.443859	14.040065	12.83%	108,900	2006
	11.798411	12.443859	5.47%	127,805	2005
	10.685816	11.798411	10.41%	458,275	2004
	8.566085	10.685816	24.75%	396,256	2003
	10.000000	8.566085	-14.34%	177,512	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.163228	13.001188	6.89%	3,182	2010
	10.778891	12.163228	12.84%	8,125	2009
	12.880912	10.778891	-16.32%	7,378	2008
	12.354247	12.880912	4.26%	26,719	2007
	11.567555	12.354247	6.80%	28,606	2006
	11.239043	11.567555	2.92%	32,148	2005
	10.647898	11.239043	5.55%	515,963	2004
	9.507569	10.647898	11.99%	516,547	2003
	10.000000	9.507569	-4.92%	147,104	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.657282	26.922228	24.31%	16,125	2010
	16.077655	21.657282	34.70%	22,958	2009
	25.690552	16.077655	-37.42%	31,366	2008
	24.250660	25.690552	5.94%	41,184	2007
	22.403405	24.250660	8.25%	51,380	2006
	20.288824	22.403405	10.42%	65,115	2005
	17.797782	20.288824	14.00%	68,667	2004
	13.418734	17.797782	32.63%	72,276	2003
	16.084876	13.418734	-16.58%	59,629	2002
	16.547367	16.084876	-2.79%	48,561	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.596067	11.422145	-1.50%	66,808	2010
	11.767718	11.596067	-1.46%	127,176	2009
	11.706507	11.767718	0.52%	240,304	2008
	11.342165	11.706507	3.21%	270,736	2007
	11.015384	11.342165	2.97%	218,991	2006
	10.892063	11.015384	1.13%	203,272	2005
	10.968931	10.892063	-0.70%	520,256	2004
	11.066732	10.968931	-0.88%	662,052	2003
	11.100780	11.066732	-0.31%	909,013	2002
	10.878760	11.100780	2.04%	574,816	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.306279	15.583700	8.93%	40,178	2010
	11.677180	14.306279	22.51%	43,096	2009
	14.333485	11.677180	-18.53%	46,301	2008
	13.909639	14.333485	3.05%	59,304	2007
	13.469205	13.909639	3.27%	69,876	2006
	13.382009	13.469205	0.65%	78,459	2005
	12.752538	13.382009	4.94%	137,242	2004
	11.547565	12.752538	10.43%	142,847	2003
	10.935239	11.547565	5.60%	78,722	2002
	10.656316	10.935239	2.62%	46,179	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.170431	9.177625	12.33%	66,249	2010
	6.078619	8.170431	34.41%	70,427	2009
	10.000000	6.078619	-39.21%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.921868	15.596616	4.52%	4,390	2010
	11.667697	14.921868	27.89%	7,575	2009
	22.072817	11.667697	-47.14%	10,209	2008
	21.772574	22.072817	1.38%	18,853	2007
	18.007172	21.772574	20.91%	23,644	2006
	16.314137	18.007172	10.38%	25,090	2005
	13.772107	16.314137	18.46%	14,873	2004
	10.000000	13.772107	37.72%	4,287	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.054001	9.163741	13.78%	16,189	2010
	6.300524	8.054001	27.83%	0	2009
	10.000000	6.300524	-36.99%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.409772	4.10%	4,873	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.887411	8.759418	11.06%	0	2010
	6.284757	7.887411	25.50%	0	2009
	10.000000	6.284757	-37.15%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.783988	9.723625	24.92%	91,650	2010
	6.216511	7.783988	25.21%	115,049	2009
	10.000000	6.216511	-37.83%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.597378	10.131081	17.84%	44,419	2010
	6.689909	8.597378	28.51%	55,927	2009
	10.000000	6.689909	-33.10%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.078364	13.689306	23.57%	4,803	2010
	8.823919	11.078364	25.55%	8,558	2009
	16.719936	8.823919	-47.23%	12,474	2008
	15.467798	16.719936	8.10%	14,130	2007
	15.214808	15.467798	1.66%	19,639	2006
	14.289660	15.214808	6.47%	26,859	2005
	12.791193	14.289660	11.71%	46,279	2004
	9.671672	12.791193	32.25%	49,920	2003
	14.718863	9.671672	-34.29%	40,263	2002
	16.761357	14.718863	-12.19%	38,964	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.834325	32.217265	24.71%	18,679	2010
	20.780205	25.834325	24.32%	25,143	2009
	31.094922	20.780205	-33.17%	29,648	2008
	33.908952	31.094922	-8.30%	39,507	2007
	29.348465	33.908952	15.54%	48,731	2006
	28.905822	29.348465	1.53%	59,866	2005
	25.018122	28.905822	15.54%	65,279	2004
	16.192394	25.018122	54.51%	69,235	2003
	22.570133	16.192394	-28.26%	72,343	2002
	17.864340	22.570133	26.34%	56,807	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.280410	27.503258	23.44%	19,418	2010
	16.792408	22.280410	32.68%	23,557	2009
	27.581842	16.792408	-39.12%	33,903	2008
	27.419590	27.581842	0.59%	49,792	2007
	24.845062	27.419590	10.36%	65,387	2006
	22.456273	24.845062	10.64%	72,744	2005
	19.154484	22.456273	17.24%	76,373	2004
	13.790055	19.154484	38.90%	86,664	2003
	16.934952	13.790055	-18.57%	97,920	2002
	18.430186	16.934952	-8.11%	79,628	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.542591	11.781243	11.75%	22,565	2010
	8.488044	10.542591	24.21%	33,193	2009
	14.744782	8.488044	-42.43%	38,391	2008
	13.838380	14.744782	6.55%	47,703	2007
	12.363615	13.838380	11.93%	66,988	2006
	11.682001	12.363615	5.83%	73,750	2005
	10.806133	11.682001	8.11%	79,410	2004
	8.603482	10.806133	25.60%	101,981	2003
	10.568710	8.603482	-18.59%	145,811	2002
	12.169023	10.568710	-13.15%	144,541	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.203521	9.237175	28.23%	71,145	2010
	5.589702	7.203521	28.87%	82,438	2009
	10.000000	5.589702	-44.10%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.385334	10.477107	0.88%	0	2010
	9.843634	10.385334	5.50%	0	2009
	10.000000	9.843634	-1.56%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.302032	14.604136	9.79%	2,678	2010
	10.803329	13.302032	23.13%	4,177	2009
	19.706262	10.803329	-45.18%	4,236	2008
	16.687268	19.706262	18.09%	4,976	2007
	13.457619	16.687268	24.00%	4,976	2006
	11.448092	13.457619	17.55%	5,563	2005
	10.048253	11.448092	13.93%	5,594	2004
	7.497562	10.048253	34.02%	5,850	2003
	10.202185	7.497562	-26.51%	8,317	2002
	12.758477	10.202185	-20.04%	7,582	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.936037	19.674581	9.69%	0	2010
	14.567530	17.936037	23.12%	0	2009
	26.565458	14.567530	-45.16%	322	2008
	22.487719	26.565458	18.13%	850	2007
	18.145506	22.487719	23.93%	930	2006
	15.435931	18.145506	17.55%	1,113	2005
	13.548477	15.435931	13.93%	1,055	2004
	10.000000	13.548477	35.48%	1,235	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.928952	13.855790	7.17%	210,481	2010
	10.000000	12.928952	29.29%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.903630	13.516785	4.75%	0	2010
	10.000000	12.903630	29.04%	662	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.314299	11.762107	14.04%	27,613	2010
	8.145827	10.314299	26.62%	30,154	2009
	13.125312	8.145827	-37.94%	31,898	2008
	13.628411	13.125312	-3.69%	54,180	2007
	11.936752	13.628411	14.17%	89,440	2006
	11.624315	11.936752	2.69%	98,139	2005
	10.043723	11.624315	15.74%	91,958	2004
	7.757941	10.043723	29.46%	64,077	2003
	10.521790	7.757941	-26.27%	25,295	2002
	12.160926	10.521790	-13.48%	11,881	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.492103	21.124693	14.24%	22,423	2010
	13.438879	18.492103	37.60%	25,252	2009
	22.813666	13.438879	-41.09%	33,000	2008
	21.782493	22.813666	4.73%	32,863	2007
	18.789648	21.782493	15.93%	40,688	2006
	16.682960	18.789648	12.63%	42,751	2005
	14.209351	16.682960	17.41%	132,405	2004
	10.000000	14.209351	42.09%	105,563	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.575585	13.222428	14.23%	23,020	2010
	8.407890	11.575585	37.68%	39,572	2009
	14.271766	8.407890	-41.09%	51,579	2008
	13.629059	14.271766	4.72%	64,086	2007
	11.756121	13.629059	15.93%	80,852	2006
	10.440758	11.756121	12.60%	90,824	2005
	8.895100	10.440758	17.38%	103,479	2004
	6.314040	8.895100	40.88%	127,299	2003
	8.232600	6.314040	-23.30%	172,012	2002
	9.502715	8.232600	-13.37%	114,951	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.482612	2.804484	12.97%	0	2010
	1.988444	2.482612	24.85%	0	2009
	9.563886	1.988444	-79.21%	0	2008
	10.000000	9.563886	-4.36%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.679489	3.030282	13.09%	1,890	2010
	2.170717	2.679489	23.44%	1,890	2009
	10.333299	2.170717	-78.99%	1,890	2008
	10.502191	10.333299	-1.61%	1,890	2007
	10.000000	10.502191	5.02%	1,890	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.784682	13.477836	14.37%	66,418	2010
	9.326193	11.784682	26.36%	82,783	2009
	15.388393	9.326193	-39.39%	96,109	2008
	14.962113	15.388393	2.85%	176,978	2007
	13.205210	14.962113	13.30%	213,648	2006
	12.649738	13.205210	4.39%	246,718	2005
	11.732516	12.649738	7.82%	234,956	2004
	9.399555	11.732516	24.82%	257,599	2003
	11.751920	9.399555	-20.02%	282,735	2002
	13.281403	11.751920	-11.52%	265,995	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.047221	9.781928	21.56%	4,024	2010
	5.954845	8.047221	35.14%	4,374	2009
	9.724370	5.954845	-38.76%	3,800	2008
	9.994196	9.724370	-2.70%	4,452	2007
	10.000000	9.994196	-0.06%	3,631	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.277175	14.159062	25.56%	18,312	2010
	8.633683	11.277175	30.62%	17,712	2009
	17.209838	8.633683	-49.83%	22,899	2008
	16.432771	17.209838	4.73%	35,473	2007
	16.203447	16.432771	1.42%	52,505	2006
	14.644219	16.203447	10.65%	64,338	2005
	12.412379	14.644219	17.98%	84,939	2004
	10.033548	12.412379	23.71%	97,271	2003
	14.107081	10.033548	-28.88%	103,305	2002
	20.839650	14.107081	-32.31%	133,275	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.856139	11.695500	7.73%	0	2010
	10.000000	10.856139	8.56%	820	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.935503	11.330057	3.61%	3,005	2010
	10.000000	10.935503	9.36%	3,005	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.530386	5.30%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.314278	10.885477	5.54%	188	2010
	9.550224	10.314278	8.00%	188	2009
	10.797546	9.550224	-11.55%	188	2008
	10.395936	10.797546	3.86%	0	2007
	10.000000	10.395936	3.96%	788	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	34.490539	37.284043	8.10%	802	2010
	26.891737	34.490539	28.26%	853	2009
	32.110447	26.891737	-16.25%	950	2008
	30.603032	32.110447	4.93%	1,049	2007
	28.037652	30.603032	9.15%	5,399	2006
	25.356933	28.037652	10.57%	5,763	2005
	23.389566	25.356933	8.41%	5,866	2004
	18.570832	23.389566	25.95%	6,052	2003
	17.261739	18.570832	7.58%	6,804	2002
	15.918288	17.261739	8.44%	4,812	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.246184	27.799572	24.96%	612	2010
	10.583445	22.246184	110.20%	9,212	2009
	30.483292	10.583445	-65.28%	1,439	2008
	22.498101	30.483292	35.49%	2,042	2007
	16.368454	22.498101	37.45%	2,126	2006
	12.601515	16.368454	29.89%	604	2005
	10.000000	12.601515	26.02%	520	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.813936	54.740934	24.94%	6,087	2010
	20.865450	43.813936	109.98%	6,099	2009
	60.148122	20.865450	-65.31%	6,099	2008
	44.376351	60.148122	35.54%	6,887	2007
	32.295777	44.376351	37.41%	7,019	2006
	24.838435	32.295777	30.02%	7,989	2005
	20.030473	24.838435	24.00%	8,852	2004
	13.188423	20.030473	51.88%	9,929	2003
	13.789595	13.188423	-4.36%	11,600	2002
	14.259243	13.789595	-3.29%	9,615	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.932078	34.289540	27.32%	1,739	2010
	17.346970	26.932078	55.26%	1,679	2009
	32.673221	17.346970	-46.91%	1,862	2008
	22.826527	32.673221	43.14%	2,179	2007
	18.607412	22.826527	22.67%	3,506	2006
	12.458870	18.607412	49.35%	1,969	2005
	10.000000	12.458870	24.59%	1,296	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	41.237130	52.494310	27.30%	0	2010
	26.575168	41.237130	55.17%	0	2009
	50.080524	26.575168	-46.94%	0	2008
	34.980940	50.080524	43.17%	173	2007
	28.525563	34.980940	22.63%	173	2006
	19.092790	28.525563	49.40%	276	2005
	15.602972	19.092790	22.37%	745	2004
	10.940542	15.602972	42.62%	3,455	2003
	11.431171	10.940542	-4.29%	4,654	2002
	12.959993	11.431171	-11.80%	3,136	2001

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.414816	11.525062	10.66%	1,420	2010
	8.321500	10.414816	25.16%	2,169	2009
	13.597276	8.321500	-38.80%	3,289	2008
	12.555891	13.597276	8.29%	3,437	2007
	11.212563	12.555891	11.98%	3,538	2006
	10.467304	11.212563	7.12%	4,494	2005
	9.690056	10.467304	8.02%	4,685	2004
	7.288675	9.690056	32.95%	7,541	2003
	9.665888	7.288675	-24.59%	10,412	2002
	9.782879	9.665888	-1.20%	12,304	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.069260	16.319922	24.87%	552	2010
	10.000000	13.069260	30.69%	1,267	2009*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.069675	17.534886	24.63%	0	2010
	10.017824	14.069675	40.45%	0	2009
	15.837244	10.017824	-36.75%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.060795	12.481724	3.49%	26,554	2010
	11.115274	12.060795	8.51%	26,554	2009
	11.472534	11.115274	-3.11%	26,554	2008
	10.643627	11.472534	7.79%	1,220	2007
	10.641817	10.643627	0.02%	2,202	2006
	10.642589	10.641817	-0.01%	2,202	2005
	10.216492	10.642589	4.17%	0	2004
	10.000000	10.216492	2.16%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.343661	12.747859	12.38%	91	2010
	9.756634	11.343661	16.27%	91	2009
	15.150584	9.756634	-35.60%	2,339	2008
	15.400828	15.150584	-1.62%	91	2007
	13.359736	15.400828	15.28%	91	2006
	12.968874	13.359736	3.01%	472	2005
	11.658279	12.968874	11.24%	2,511	2004
	9.154526	11.658279	27.35%	6,571	2003
	11.532853	9.154526	-20.62%	5,624	2002
	12.783396	11.532853	-9.78%	2,149	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.114983	11.875646	17.41%	0	2010
	7.906617	10.114983	27.93%	0	2009
	10.616031	7.906617	-25.52%	0	2008
	11.038582	10.616031	-3.83%	0	2007
	10.000000	11.038582	10.39%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.051594	13.023023	8.06%	0	2010
	10.000000	12.051594	20.52%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.100225	11.160069	10.49%	0	2010
	10.000000	10.100225	1.00%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.037287	14.911599	23.88%	0	2010
	9.779387	12.037287	23.09%	0	2009
	14.378592	9.779387	-31.99%	0	2008
	14.702514	14.378592	-2.20%	736	2007
	13.052374	14.702514	12.64%	736	2006
	12.363005	13.052374	5.58%	736	2005
	10.302820	12.363005	20.00%	2,194	2004
	7.595316	10.302820	35.65%	0	2003
	10.000000	7.595316	-24.05%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ	9.801238	11.079069	13.04%	0	2010
	7.443071	9.801238	31.68%	0	2009
	11.529422	7.443071	-35.44%	0	2008
	10.865963	11.529422	6.11%	0	2007
	10.106683	10.865963	7.51%	0	2006
	9.907140	10.106683	2.01%	0	2005
	9.474668	9.907140	4.56%	0	2004
	7.637651	9.474668	24.05%	337	2003
	10.918541	7.637651	-30.05%	337	2002
	14.325738	10.918541	-23.78%	12,876	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.225947	12.692005	13.06%	637	2010
	9.025801	11.225947	24.38%	637	2009
	14.585446	9.025801	-38.12%	637	2008
	14.076570	14.585446	3.62%	637	2007
	12.379057	14.076570	13.71%	1,877	2006
	12.009933	12.379057	3.07%	1,877	2005
	11.025774	12.009933	8.93%	9,993	2004
	8.724586	11.025774	26.38%	4,789	2003
	11.414791	8.724586	-23.57%	5,454	2002
	13.204037	11.414791	-13.55%	6,239	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.476865	14.165149	13.53%	0	2010
	10.340571	12.476865	20.66%	0	2009
	14.909523	10.340571	-30.64%	0	2008
	14.137200	14.909523	5.46%	0	2007
	12.327848	14.137200	14.68%	975	2006
	11.996198	12.327848	2.76%	975	2005
	11.599710	11.996198	3.42%	2,116	2004
	9.723715	11.599710	19.29%	3,887	2003
	11.859151	9.723715	-18.01%	5,506	2002
	13.283611	11.859151	-10.72%	4,531	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.666819	15.667536	6.82%	830	2010
	12.369872	14.666819	18.57%	988	2009
	13.552311	12.369872	-8.72%	1,193	2008
	13.063536	13.552311	3.74%	2,500	2007
	12.739427	13.063536	2.54%	2,764	2006
	12.773711	12.739427	-0.27%	3,074	2005
	12.521545	12.773711	2.01%	3,413	2004
	12.154048	12.521545	3.02%	2,315	2003
	11.294237	12.154048	7.61%	3,775	2002
	10.621724	11.294237	6.33%	3,881	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.119745	11.231942	10.99%	0	2010
	8.279353	10.119745	22.23%	0	2009
	11.224535	8.279353	-26.24%	0	2008
	10.494851	11.224535	6.95%	0	2007
	10.000000	10.494851	4.95%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.577005	10.797738	12.75%	0	2010
	7.554008	9.577005	26.78%	0	2009
	11.403328	7.554008	-33.76%	0	2008
	10.514805	11.403328	8.45%	0	2007
	10.000000	10.514805	5.15%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.095709	10.387560	14.20%	0	2010
	7.030879	9.095709	29.37%	0	2009
	11.533156	7.030879	-39.04%	0	2008
	10.534920	11.533156	9.48%	0	2007
	10.000000	10.534920	5.35%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.752400	10.267563	17.31%	0	2010
	6.024270	8.752400	45.29%	0	2009
	13.421070	6.024270	-55.11%	0	2008
	9.360928	13.421070	43.37%	0	2007
	10.000000	9.360928	-6.39%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.533482	14.201119	13.31%	5,228	2010
	9.790590	12.533482	28.02%	5,759	2009
	17.357577	9.790590	-43.59%	8,423	2008
	17.385893	17.357577	-0.16%	4,304	2007
	14.705887	17.385893	18.22%	17,670	2006
	14.123525	14.705887	4.12%	16,664	2005
	12.879796	14.123525	9.66%	18,487	2004
	10.046372	12.879796	28.20%	19,060	2003
	12.294512	10.046372	-18.29%	17,757	2002
	13.158890	12.294512	-6.57%	7,608	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.104505	12.341186	22.14%	0	2010
	8.009173	10.104505	26.16%	0	2009
	15.418206	8.009173	-48.05%	0	2008
	12.345038	15.418206	24.89%	820	2007
	11.748014	12.345038	5.08%	1,651	2006
	11.291830	11.748014	4.04%	3,284	2005
	11.107117	11.291830	1.66%	2,067	2004
	8.496503	11.107117	30.73%	12,831	2003
	12.364452	8.496503	-31.28%	11,738	2002
	15.266755	12.364452	-19.01%	24,288	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.850852	13.275911	12.02%	0	2010
	8.372353	11.850852	41.55%	0	2009
	11.348609	8.372353	-26.23%	0	2008
	11.229923	11.348609	1.06%	0	2007
	10.259436	11.229923	9.46%	0	2006
	10.164065	10.259436	0.94%	0	2005
	9.431127	10.164065	7.77%	0	2004
	7.544684	9.431127	25.00%	0	2003
	7.395859	7.544684	2.01%	0	2002
	8.527425	7.395859	-13.27%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.238503	11.457005	11.90%	0	2010
	7.225384	10.238503	41.70%	0	2009
	9.782807	7.225384	-26.14%	0	2008
	10.000000	9.782807	-2.17%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.914564	12.630703	6.01%	0	2010
	10.462273	11.914564	13.88%	0	2009
	10.994792	10.462273	-4.84%	0	2008
	10.717458	10.994792	2.59%	0	2007
	10.436937	10.717458	2.69%	0	2006
	10.384779	10.436937	0.50%	0	2005
	10.111553	10.384779	2.70%	0	2004
	10.000000	10.111553	1.12%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.183259	11.636116	26.71%	3,194	2010
	6.662004	9.183259	37.85%	0	2009
	11.186819	6.662004	-40.45%	0	2008
	9.839985	11.186819	13.69%	0	2007
	10.000000	9.839985	-1.60%	103	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.047583	15.626882	11.24%	0	2010
	11.285190	14.047583	24.48%	0	2009
	20.420848	11.285190	-44.74%	0	2008
	17.698704	20.420848	15.38%	1,067	2007
	15.241215	17.698704	16.12%	1,239	2006
	13.011854	15.241215	17.13%	2,273	2005
	11.645888	13.011854	11.73%	2,273	2004
	8.260228	11.645888	40.99%	3,191	2003
	10.533247	8.260228	-21.58%	3,191	2002
	13.591466	10.533247	-22.50%	3,191	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.127680	14.605820	11.26%	0	2010
	10.541812	13.127680	24.53%	0	2009
	19.080088	10.541812	-44.75%	0	2008
	16.534063	19.080088	15.40%	1,135	2007
	14.237947	16.534063	16.13%	1,743	2006
	12.160149	14.237947	17.09%	1,743	2005
	10.882746	12.160149	11.74%	872	2004
	7.716368	10.882746	41.03%	974	2003
	10.000000	7.716368	-22.84%	250	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.586518	14.424782	24.50%	130	2010
	7.477240	11.586518	54.96%	130	2009
	15.556357	7.477240	-51.93%	0	2008
	14.964645	15.556357	3.95%	0	2007
	13.080838	14.964645	14.40%	0	2006
	12.955237	13.080838	0.97%	0	2005
	11.544394	12.955237	12.22%	0	2004
	7.431305	11.544394	55.35%	0	2003
	10.000000	7.431305	-25.69%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.482089	11.627489	10.93%	0	2010
	7.852078	10.482089	33.49%	0	2009
	11.338348	7.852078	-30.75%	0	2008
	11.100789	11.338348	2.14%	0	2007
	10.000000	11.100789	11.01%	281	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.170719	10.314430	26.24%	0	2010
	6.425835	8.170719	27.15%	0	2009
	9.744526	6.425835	-34.06%	0	2008
	10.140131	9.744526	-3.90%	0	2007
	10.000000	10.140131	1.40%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.446738	9.168592	8.55%	0	2010
	6.587021	8.446738	28.23%	0	2009
	10.000000	6.587021	-34.13%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.686648	12.363780	15.69%	0	2010
	6.287761	10.686648	69.96%	0	2009
	13.495083	6.287761	-53.41%	0	2008
	10.651851	13.495083	26.69%	0	2007
	10.000000	10.651851	6.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.764383	10.421304	6.73%	0	2010
	7.229077	9.764383	35.07%	0	2009
	12.319021	7.229077	-41.32%	0	2008
	10.839679	12.319021	13.65%	0	2007
	10.000000	10.839679	8.40%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.931412	15.687782	12.61%	0	2010
	11.922782	13.931412	16.85%	0	2009
	11.402754	11.922782	4.56%	0	2008
	10.432283	11.402754	9.30%	0	2007
	10.000000	10.432283	4.32%	8,551	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.697747	9.865082	13.42%	0	2010
	7.318439	8.697747	18.85%	0	2009
	12.956910	7.318439	-43.52%	0	2008
	11.779890	12.956910	9.99%	0	2007
	11.281422	11.779890	4.42%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.757175	12.546867	16.64%	0	2010
	7.695275	10.757175	39.79%	0	2009
	14.784302	7.695275	-47.95%	0	2008
	13.585319	14.784302	8.83%	0	2007
	11.869134	13.585319	14.46%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.143472	22.621790	6.99%	0	2010
	17.174627	21.143472	23.11%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.971001	9.404273	4.83%	10,906	2010
	6.240588	8.971001	43.75%	10,906	2009
	11.382719	6.240588	-45.17%	7,331	2008
	8.462578	11.382719	34.51%	10,102	2007
	7.877344	8.462578	7.43%	10,164	2006
	7.108411	7.877344	10.82%	16,038	2005
	6.120554	7.108411	16.14%	17,350	2004
	5.170642	6.120554	18.37%	19,100	2003
	6.247210	5.170642	-17.23%	19,163	2002
	8.118530	6.247210	-23.05%	21,478	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.143365	14.886414	22.59%	0	2010
	7.851660	12.143365	54.66%	0	2009
	14.215620	7.851660	-44.77%	0	2008
	11.860451	14.215620	19.86%	0	2007
	11.160543	11.860451	6.27%	0	2006
	10.182376	11.160543	9.61%	0	2005
	10.257004	10.182376	-0.73%	0	2004
	7.080856	10.257004	44.86%	0	2003
	10.000000	7.080856	-29.19%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.955620	4.844460	22.47%	2,116	2010
	2.560843	3.955620	54.47%	2,116	2009
	4.642758	2.560843	-44.84%	2,116	2008
	3.875357	4.642758	19.80%	3,896	2007
	3.650452	3.875357	6.16%	3,962	2006
	3.323846	3.650452	9.83%	6,557	2005
	3.357170	3.323846	-0.99%	8,730	2004
	2.328014	3.357170	44.21%	10,549	2003
	4.003432	2.328014	-41.85%	12,685	2002
	6.488148	4.003432	-38.30%	17,762	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.483877	28.907294	23.09%	1,740	2010
	13.320575	23.483877	76.30%	1,962	2009
	28.313138	13.320575	-52.95%	844	2008
	22.456808	28.313138	26.08%	1,176	2007
	15.548617	22.456808	44.43%	1,476	2006
	11.962481	15.548617	29.98%	903	2005
	10.235608	11.962481	16.87%	903	2004
	7.727134	10.235608	32.46%	903	2003
	10.000000	7.727134	-22.73%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.624574	16.769353	23.08%	1,425	2010
	7.728195	13.624574	76.30%	2,242	2009
	16.432956	7.728195	-52.97%	2,242	2008
	13.039486	16.432956	26.02%	3,156	2007
	9.032380	13.039486	44.36%	5,611	2006
	6.953235	9.032380	29.90%	7,307	2005
	5.950696	6.953235	16.85%	7,377	2004
	4.492787	5.950696	32.45%	8,314	2003
	6.146956	4.492787	-26.91%	8,377	2002
	8.155155	6.146956	-24.62%	9,728	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.629845	14.135167	21.54%	0	2010
	9.323754	11.629845	24.73%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.132886	13.284731	9.49%	0	2010
	10.064340	12.132886	20.55%	0	2009
	15.199863	10.064340	-33.79%	5,530	2008
	14.350718	15.199863	5.92%	0	2007
	12.095679	14.350718	18.64%	2,335	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.731658	7.32%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.965779	10.329855	3.65%	0	2010
	8.932255	9.965779	11.57%	0	2009
	10.480296	8.932255	-14.77%	0	2008
	10.161335	10.480296	3.14%	0	2007
	9.904696	10.161335	2.59%	0	2006
	9.917071	9.904696	-0.12%	0	2005
	9.995324	9.917071	-0.78%	0	2004
	10.000000	9.995324	-0.05%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.958495	11.726980	17.76%	0	2010
	8.240292	9.958495	20.85%	0	2009
	13.829095	8.240292	-40.41%	0	2008
	13.976079	13.829095	-1.05%	0	2007
	13.487189	13.976079	3.62%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.842704	13.114504	20.95%	0	2010
	8.379915	10.842704	29.39%	0	2009
	14.056308	8.379915	-40.38%	0	2008
	13.268612	14.056308	5.94%	0	2007
	11.852772	13.268612	11.95%	0	2006
	11.266289	11.852772	5.21%	0	2005
	10.000000	11.266289	12.66%	0	2004*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.434223	13.889833	11.71%	281	2010
	10.000000	12.434223	24.34%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.170310	10.113208	10.28%	0	2010
	7.547477	9.170310	21.50%	2,161	2009
	10.917058	7.547477	-30.87%	2,161	2008
	10.448212	10.917058	4.49%	0	2007
	10.000000	10.448212	4.48%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.359202	10.809588	4.35%	0	2010
	9.382348	10.359202	10.41%	988	2009
	10.573953	9.382348	-11.27%	988	2008
	10.430304	10.573953	1.38%	0	2007
	10.000000	10.430304	4.30%	494	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.173918	11.148227	9.58%	3,908	2010
	7.297903	10.173918	39.41%	3,908	2009
	12.080556	7.297903	-39.59%	0	2008
	10.730389	12.080556	12.58%	0	2007
	10.000000	10.730389	7.30%	390	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.478706	9.866054	16.36%	0	2010
	6.205551	8.478706	36.63%	0	2009
	11.299224	6.205551	-45.08%	0	2008
	10.257600	11.299224	10.15%	0	2007
	10.000000	10.257600	2.58%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.680104	8.390989	9.26%	1,228	2010
	5.969082	7.680104	28.66%	3,337	2009
	9.789543	5.969082	-39.03%	3,337	2008
	10.000000	9.789543	-2.10%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.637649	16.306504	11.40%	0	2010
	10.183633	14.637649	43.74%	0	2009
	14.364668	10.183633	-29.11%	0	2008
	14.148553	14.364668	1.53%	1,131	2007
	12.992981	14.148553	8.89%	1,208	2006
	12.890147	12.992981	0.80%	1,892	2005
	11.892325	12.890147	8.39%	1,978	2004
	9.879176	11.892325	20.38%	2,567	2003
	9.721174	9.879176	1.63%	1,541	2002
	9.475563	9.721174	2.59%	1,650	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.744906	13.084641	11.41%	0	2010
	8.166545	11.744906	43.82%	0	2009
	11.536825	8.166545	-29.21%	0	2008
	11.359568	11.536825	1.56%	0	2007
	10.432214	11.359568	8.89%	0	2006
	10.000000	10.432214	4.32%	0	2005*

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.341937	11.535018	11.54%	0	2010
	8.097881	10.341937	27.71%	0	2009
	15.248556	8.097881	-46.89%	0	2008
	12.182757	15.248556	25.17%	0	2007
	9.306171	12.182757	30.91%	0	2006
	7.259219	9.306171	28.20%	0	2005
	6.456972	7.259219	12.42%	0	2004
	4.835860	6.456972	33.52%	0	2003
	6.472249	4.835860	-25.28%	0	2002
	9.215010	6.472249	-29.76%	0	2001

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.562944	18.470280	11.52%	0	2010
	12.974091	16.562944	27.66%	0	2009
	24.422976	12.974091	-46.88%	0	2008
	19.512150	24.422976	25.17%	0	2007
	14.906551	19.512150	30.90%	0	2006
	11.630897	14.906551	28.16%	0	2005
	10.331173	11.630897	12.58%	0	2004
	7.753975	10.331173	33.24%	0	2003
	10.000000	7.753975	-22.46%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.226261	14.513587	9.73%	0	2010
	10.747242	13.226261	23.07%	0	2009
	19.613938	10.747242	-45.21%	0	2008
	16.617558	19.613938	18.03%	258	2007
	13.408175	16.617558	23.94%	258	2006
	11.411811	13.408175	17.49%	258	2005
	10.021510	11.411811	13.87%	258	2004
	7.481395	10.021510	33.95%	258	2003
	10.185366	7.481395	-26.55%	2,669	2002
	12.743972	10.185366	-20.08%	2,990	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.875394	19.598114	9.64%	0	2010
	14.525655	17.875394	23.06%	0	2009
	26.502591	14.525655	-45.19%	0	2008
	22.445955	26.502591	18.07%	0	2007
	18.120974	22.445955	23.87%	0	2006
	15.422868	18.120974	17.49%	0	2005
	13.543884	15.422868	13.87%	0	2004
	10.000000	13.543884	35.44%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.722891	8.789917	13.82%	2,658	2010
	5.128430	7.722891	50.59%	7,039	2009
	10.000000	5.128430	-48.72%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.917563	9.633034	21.67%	0	2010
	6.114157	7.917563	29.50%	0	2009
	10.000000	6.114157	-38.86%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.899216	9.609219	21.65%	0	2010
	6.112260	7.899216	29.24%	0	2009
	10.000000	6.112260	-38.88%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.072182	9.135711	13.18%	0	2010
	6.346384	8.072182	27.19%	0	2009
	10.000000	6.346384	-36.54%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.326349	10.137305	8.70%	0	2010
	7.906100	9.326349	17.96%	0	2009
	10.000000	7.906100	-20.94%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.783074	9.718279	10.65%	0	2010
	7.185138	8.783074	22.24%	0	2009
	10.000000	7.185138	-28.15%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.074792	10.593192	5.15%	0	2010
	9.054467	10.074792	11.27%	0	2009
	10.000000	9.054467	-9.46%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.055130	9.928511	9.65%	0	2010
	7.542347	9.055130	20.06%	0	2009
	10.000000	7.542347	-24.58%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.502192	9.484680	11.56%	0	2010
	6.822678	8.502192	24.62%	0	2009
	10.000000	6.822678	-31.77%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.599226	10.304217	7.34%	0	2010
	8.285451	9.599226	15.86%	0	2009
	10.000000	8.285451	-17.15%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.540779	11.109700	5.40%	0	2010
	9.842156	10.540779	7.10%	0	2009
	10.000000	9.842156	-1.58%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.498770	11.036643	5.12%	0	2010
	9.820358	10.498770	6.91%	0	2009
	10.000000	9.820358	-1.80%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.023367	25.189561	14.38%	0	2010
	13.697545	22.023367	60.78%	0	2009
	32.941605	13.697545	-58.42%	0	2008
	22.985864	32.941605	43.31%	0	2007
	17.076429	22.985864	34.61%	0	2006
	13.076523	17.076429	30.59%	0	2005
	11.000440	13.076523	18.87%	0	2004
	6.760886	11.000440	62.71%	0	2003
	8.101230	6.760886	-16.54%	0	2002
	8.679512	8.101230	-6.66%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.376212	27.890003	14.41%	0	2010
	15.145084	24.376212	60.95%	0	2009
	36.481374	15.145084	-58.49%	0	2008
	25.461205	36.481374	43.28%	0	2007
	18.925563	25.461205	34.53%	0	2006
	14.490577	18.925563	30.61%	0	2005
	12.188660	14.490577	18.89%	0	2004
	7.493172	12.188660	62.66%	0	2003
	10.000000	7.493172	-25.07%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.445190	14.901345	3.16%	1,535	2010
	14.288471	14.445190	1.10%	2,393	2009
	13.473320	14.288471	6.05%	2,393	2008
	12.772282	13.473320	5.49%	2,393	2007
	12.553370	12.772282	1.74%	2,393	2006
	12.347500	12.553370	1.67%	2,393	2005
	12.145681	12.347500	1.66%	3,110	2004
	12.094979	12.145681	0.42%	8,686	2003
	11.069522	12.094979	9.26%	11,940	2002
	10.484119	11.069522	5.58%	10,743	2001

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.518468	7.652723	17.40%	1,555	2010
	4.960659	6.518468	31.40%	1,555	2009
	8.220945	4.960659	-39.66%	1,555	2008
	6.985741	8.220945	17.68%	1,555	2007
	6.683217	6.985741	4.53%	2,692	2006
	6.373790	6.683217	4.85%	5,563	2005
	5.985870	6.373790	6.48%	2,692	2004
	4.580410	5.985870	30.68%	2,692	2003
	6.527385	4.580410	-29.83%	5,764	2002
	9.226923	6.527385	-29.26%	7,310	2001

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.288047	8.763360	5.73%	0	2010
	6.545828	8.288047	26.62%	0	2009
	11.683575	6.545828	-43.97%	0	2008
	10.849859	11.683575	7.68%	0	2007
	10.000000	10.849859	8.50%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.883980	13.411457	12.85%	0	2010
	9.489423	11.883980	25.23%	0	2009
	15.262171	9.489423	-37.82%	0	2008
	14.631960	15.262171	4.31%	0	2007
	12.716604	14.631960	15.06%	0	2006
	11.967058	12.716604	6.26%	0	2005
	10.660201	11.967058	12.26%	0	2004
	8.211169	10.660201	29.83%	0	2003
	10.000000	8.211169	-17.89%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.519523	12.454099	8.11%	0	2010
	10.000000	11.519523	15.20%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.077950	13.321369	10.29%	0	2010
	10.000000	12.077950	20.78%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.880314	12.385415	4.25%	0	2010
	11.062388	11.880314	7.39%	0	2009
	11.956703	11.062388	-7.48%	0	2008
	11.525753	11.956703	3.74%	0	2007
	11.027002	11.525753	4.52%	0	2006
	10.841616	11.027002	1.71%	0	2005
	10.522733	10.841616	3.03%	0	2004
	9.905214	10.522733	6.23%	0	2003
	10.000000	9.905214	-0.95%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.042482	13.149831	9.20%	0	2010
	10.267363	12.042482	17.29%	0	2009
	13.578871	10.267363	-24.39%	0	2008
	13.054979	13.578871	4.01%	0	2007
	11.908017	13.054979	9.63%	0	2006
	11.481376	11.908017	3.72%	0	2005
	10.646835	11.481376	7.84%	0	2004
	9.008104	10.646835	18.19%	0	2003
	10.000000	9.008104	-9.92%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.105449	13.447508	11.09%	0	2010
	9.884870	12.105449	22.46%	0	2009
	14.634701	9.884870	-32.46%	0	2008
	14.005009	14.634701	4.50%	0	2007
	12.419064	14.005009	12.77%	0	2006
	11.780866	12.419064	5.42%	0	2005
	10.675348	11.780866	10.36%	0	2004
	8.562027	10.675348	24.68%	0	2003
	10.000000	8.562027	-14.38%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.114345	12.942376	6.84%	0	2010
	10.741025	12.114345	12.79%	0	2009
	12.842197	10.741025	-16.36%	0	2008
	12.323405	12.842197	4.21%	0	2007
	11.544509	12.323405	6.75%	0	2006
	11.222329	11.544509	2.87%	0	2005
	10.637462	11.222329	5.50%	0	2004
	9.503076	10.637462	11.94%	0	2003
	10.000000	9.503076	-4.97%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.533962	26.755359	24.25%	0	2010
	15.994221	21.533962	34.64%	0	2009
	25.570254	15.994221	-37.45%	0	2008
	24.149432	25.570254	5.88%	671	2007
	22.321192	24.149432	8.19%	10,374	2006
	20.224594	22.321192	10.37%	12,752	2005
	17.750446	20.224594	13.94%	11,796	2004
	13.389824	17.750446	32.57%	793	2003
	16.058378	13.389824	-16.62%	1,111	2002
	16.528554	16.058378	-2.84%	2,611	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.530003	11.351307	-1.55%	0	2010
	11.706618	11.530003	-1.51%	0	2009
	11.651639	11.706618	0.47%	78,808	2008
	11.294770	11.651639	3.16%	100,926	2007
	10.974911	11.294770	2.91%	8,567	2006
	10.857538	10.974911	1.08%	0	2005
	10.939717	10.857538	-0.75%	14,220	2004
	11.042864	10.939717	-0.93%	23,118	2003
	11.082465	11.042864	-0.36%	22,828	2002
	10.866357	11.082465	1.99%	14,851	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.224766	15.487052	8.87%	119	2010
	11.616550	14.224766	22.45%	191	2009
	14.266311	11.616550	-18.57%	191	2008
	13.851522	14.266311	2.99%	191	2007
	13.419727	13.851522	3.22%	908	2006
	13.339610	13.419727	0.60%	1,106	2005
	12.718597	13.339610	4.88%	2,274	2004
	11.522667	12.718597	10.38%	3,083	2003
	10.917216	11.522667	5.55%	2,344	2002
	10.644186	10.917216	2.57%	1,131	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.288047	8.763360	5.73%	0	2010
	6.545828	8.288047	26.62%	0	2009
	11.683575	6.545828	-43.97%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.871436	15.536021	4.47%	0	2010
	11.634171	14.871436	27.83%	0	2009
	22.020598	11.634171	-47.17%	0	2008
	21.732167	22.020598	1.33%	0	2007
	17.982850	21.732167	20.85%	3,106	2006
	16.300341	17.982850	10.32%	3,300	2005
	13.767448	16.300341	18.40%	3,106	2004
	10.000000	13.767448	37.67%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.047163	9.151323	13.72%	174	2010
	6.298373	8.047163	27.77%	0	2009
	10.000000	6.298373	-37.02%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.406219	4.06%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.880723	8.747553	11.00%	0	2010
	6.282625	7.880723	25.44%	0	2009
	10.000000	6.282625	-37.17%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.777395	9.710454	24.85%	1,059	2010
	6.214397	7.777395	25.15%	1,995	2009
	10.000000	6.214397	-37.86%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.590080	10.117338	17.78%	1,039	2010
	6.687632	8.590080	28.45%	1,039	2009
	10.000000	6.687632	-33.12%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.018517	13.608443	23.51%	0	2010
	8.780713	11.018517	25.49%	0	2009
	16.646531	8.780713	-47.25%	0	2008
	15.407749	16.646531	8.04%	0	2007
	15.163424	15.407749	1.61%	7,864	2006
	14.248614	15.163424	6.42%	7,864	2005
	12.760922	14.248614	11.66%	7,864	2004
	9.653687	12.760922	32.19%	8,363	2003
	14.698966	9.653687	-34.32%	8,363	2002
	16.747262	14.698966	-12.23%	8,363	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.687156	32.017489	24.64%	394	2010
	20.672323	25.687156	24.26%	442	2009
	30.949250	20.672323	-33.21%	442	2008
	33.767343	30.949250	-8.35%	1,224	2007
	29.240705	33.767343	15.48%	1,738	2006
	28.814275	29.240705	1.48%	1,738	2005
	24.951544	28.814275	15.48%	2,192	2004
	16.157486	24.951544	54.43%	2,258	2003
	22.532936	16.157486	-28.29%	2,574	2002
	17.844017	22.532936	26.28%	14,002	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.153496	27.332724	23.38%	6	2010
	16.705232	22.153496	32.61%	6	2009
	27.452618	16.705232	-39.15%	6	2008
	27.305066	27.452618	0.54%	210	2007
	24.753824	27.305066	10.31%	1,123	2006
	22.385127	24.753824	10.58%	2,684	2005
	19.103495	22.385127	17.18%	3,100	2004
	13.760315	19.103495	38.83%	3,541	2003
	16.907018	13.760315	-18.61%	4,002	2002
	18.409209	16.907018	-8.16%	4,070	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.482532	11.708195	11.69%	0	2010
	8.443977	10.482532	24.14%	762	2009
	14.675695	8.443977	-42.46%	762	2008
	13.780579	14.675695	6.50%	762	2007
	12.318206	13.780579	11.87%	3,081	2006
	11.644990	12.318206	5.78%	3,081	2005
	10.777358	11.644990	8.05%	2,319	2004
	8.584915	10.777358	25.54%	7,105	2003
	10.551259	8.584915	-18.64%	10,218	2002
	12.155152	10.551259	-13.20%	6,475	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.197397	9.224641	28.17%	0	2010
	5.587798	7.197397	28.81%	0	2009
	10.000000	5.587798	-44.12%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.376547	10.462925	0.83%	0	2010
	9.840303	10.376547	5.45%	0	2009
	10.000000	9.840303	-1.60%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.924568	13.844074	7.11%	558	2010
	10.000000	12.924568	29.25%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.899269	13.505359	4.70%	0	2010
	10.000000	12.899269	28.99%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.255537	11.689165	13.98%	0	2010
	8.103526	10.255537	26.56%	0	2009
	13.063813	8.103526	-37.97%	0	2008
	13.571478	13.063813	-3.74%	813	2007
	11.892899	13.571478	14.11%	3,282	2006
	11.587479	11.892899	2.64%	3,663	2005
	10.016970	11.587479	15.68%	3,478	2004
	7.741201	10.016970	29.40%	0	2003
	10.504440	7.741201	-26.31%	0	2002
	12.147081	10.504440	-13.52%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.429576	21.042585	14.18%	0	2010
	13.400233	18.429576	37.53%	0	2009
	22.759649	13.400233	-41.12%	0	2008
	21.742014	22.759649	4.68%	0	2007
	18.764224	21.742014	15.87%	0	2006
	16.668829	18.764224	12.57%	0	2005
	14.204530	16.668829	17.35%	0	2004
	10.000000	14.204530	42.05%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.518899	13.151006	14.17%	905	2010
	8.370969	11.518899	37.61%	905	2009
	14.216315	8.370969	-41.12%	905	2008
	13.583024	14.216315	4.66%	905	2007
	11.722343	13.583024	15.87%	1,978	2006
	10.416023	11.722343	12.54%	1,978	2005
	8.878533	10.416023	17.32%	1,978	2004
	6.305481	8.878533	40.81%	2,366	2003
	8.225627	6.305481	-23.34%	2,366	2002
	9.499528	8.225627	-13.41%	1,293	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.479231	2.799247	12.91%	0	2010
	1.986750	2.479231	24.79%	0	2009
	9.560634	1.986750	-79.22%	0	2008
	10.000000	9.560634	-4.39%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.674491	3.023091	13.03%	0	2010
	2.167769	2.674491	23.38%	0	2009
	10.324542	2.167769	-79.00%	0	2008
	10.498653	10.324542	-1.66%	0	2007
	10.000000	10.498653	4.99%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.717558	13.394285	14.31%	1,715	2010
	9.277785	11.717558	26.30%	2,474	2009
	15.316318	9.277785	-39.43%	2,474	2008
	14.899636	15.316318	2.80%	2,753	2007
	13.156712	14.899636	13.25%	2,793	2006
	12.609661	13.156712	4.34%	5,699	2005
	11.701284	12.609661	7.76%	6,913	2004
	9.379287	11.701284	24.76%	7,328	2003
	11.732552	9.379287	-20.06%	10,119	2002
	13.266293	11.732552	-11.56%	21,427	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.032226	9.758750	21.49%	0	2010
	5.946778	8.032226	35.07%	0	2009
	9.716144	5.946778	-38.79%	0	2008
	9.990835	9.716144	-2.75%	0	2007
	10.000000	9.990835	-0.09%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.212926	14.071260	25.49%	0	2010
	8.588847	11.212926	30.55%	631	2009
	17.129200	8.588847	-49.86%	631	2008
	16.364120	17.129200	4.68%	1,842	2007
	16.143935	16.364120	1.36%	1,840	2006
	14.597814	16.143935	10.59%	1,839	2005
	12.379330	14.597814	17.92%	1,839	2004
	10.011907	12.379330	23.65%	2,486	2003
	14.083811	10.011907	-28.91%	3,518	2002
	20.815942	14.083811	-32.34%	20,266	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.852457	11.685600	7.68%	0	2010
	10.000000	10.852457	8.52%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.931791	11.320459	3.56%	0	2010
	10.000000	10.931791	9.32%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portoflio: II - Q/NQ	10.000000	10.526842	5.27%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.295079	10.859702	5.48%	0	2010
	9.537279	10.295079	7.95%	0	2009
	10.788393	9.537279	-11.60%	0	2008
	10.392434	10.788393	3.81%	0	2007
	10.000000	10.392434	3.92%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	34.294273	37.053076	8.04%	0	2010
	26.752279	34.294273	28.19%	0	2009
	31.960149	26.752279	-16.29%	0	2008
	30.475338	31.960149	4.87%	0	2007
	27.934804	30.475338	9.09%	0	2006
	25.276707	27.934804	10.52%	0	2005
	23.327390	25.276707	8.36%	0	2004
	18.530862	23.327390	25.88%	0	2003
	17.233321	18.530862	7.53%	0	2002
	15.900192	17.233321	8.38%	665	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.182334	27.705740	24.90%	1,586	2010
	10.558416	22.182334	110.09%	1,586	2009
	30.426723	10.558416	-65.30%	0	2008
	22.467806	30.426723	35.42%	0	2007
	16.354684	22.467806	37.38%	48	2006
	12.597286	16.354684	29.83%	289	2005
	10.000000	12.597286	25.97%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.564382	54.401580	24.88%	0	2010
	20.757117	43.564382	109.88%	0	2009
	59.866379	20.757117	-65.33%	0	2008
	44.191018	59.866379	35.47%	0	2007
	32.177181	44.191018	37.34%	0	2006
	24.759748	32.177181	29.96%	0	2005
	19.977155	24.759748	23.94%	0	2004
	13.159985	19.977155	51.80%	0	2003
	13.766864	13.159985	-4.41%	248	2002
	14.243025	13.766864	-3.34%	248	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.854769	34.173757	27.25%	0	2010
	17.305968	26.854769	55.18%	0	2009
	32.612600	17.305968	-46.93%	0	2008
	22.795807	32.612600	43.06%	0	2007
	18.591770	22.795807	22.61%	0	2006
	12.454684	18.591770	49.28%	0	2005
	10.000000	12.454684	24.55%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	41.002242	52.168825	27.23%	0	2010
	26.437223	41.002242	55.09%	0	2009
	49.845964	26.437223	-46.96%	0	2008
	34.834877	49.845964	43.09%	0	2007
	28.420842	34.834877	22.57%	0	2006
	19.032313	28.420842	49.33%	0	2005
	15.561436	19.032313	22.30%	0	2004
	10.916950	15.561436	42.54%	0	2003
	11.412316	10.916950	-4.34%	2,163	2002
	12.945227	11.412316	-11.84%	2,163	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.359493	11.458030	10.60%	0	2010
	8.281502	10.359493	25.09%	0	2009
	13.538809	8.281502	-38.83%	0	2008
	12.508282	13.538809	8.24%	0	2007
	11.175709	12.508282	11.92%	0	2006
	10.438181	11.175709	7.07%	0	2005
	9.668003	10.438181	7.97%	0	2004
	7.275772	9.668003	32.88%	0	2003
	9.653677	7.275772	-24.63%	0	2002
	9.775505	9.653677	-1.25%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.074211	13.492749	21.84%	0	2010
	7.613926	11.074211	45.45%	0	2009

Unassociated Document

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.015000	17.457886	24.57%	351	2010
	9.983965	14.015000	40.38%	0	2009
	15.791750	9.983965	-36.78%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.019984	12.433173	3.44%	274	2010
	11.083295	12.019984	8.45%	256	2009
	11.445340	11.083295	-3.16%	223	2008
	10.623823	11.445340	7.73%	912	2007
	10.627401	10.623823	-0.03%	918	2006
	10.633557	10.627401	-0.06%	899	2005
	10.213008	10.633557	4.12%	13,758	2004
	10.000000	10.213008	2.13%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.279060	12.668825	12.32%	741	2010
	9.706000	11.279060	16.21%	1,708	2009
	15.079630	9.706000	-35.64%	2,142	2008
	15.336528	15.079630	-1.68%	1,767	2007
	13.310693	15.336528	15.22%	2,841	2006
	12.927802	13.310693	2.96%	7,508	2005
	11.627252	12.927802	11.19%	7,508	2004
	9.134791	11.627252	27.29%	9,135	2003
	11.513844	9.134791	-20.66%	9,135	2002
	12.768846	11.513844	-9.83%	7,366	2001*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.096145	11.847521	17.35%	860	2010
	7.895892	10.096145	27.87%	0	2009
	10.607030	7.895892	-25.56%	0	2008
	11.034859	10.607030	-3.88%	0	2007
	10.000000	11.034859	10.35%	1,494	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.047512	13.012002	8.01%	2,440	2010
	10.000000	12.047512	20.48%	2,095	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.099944	11.154091	10.44%	0	2010
	10.000000	10.099944	1.00%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.990480	14.846075	23.82%	419	2010
	9.746305	11.990480	23.03%	0	2009
	14.337260	9.746305	-32.02%	0	2008
	14.667756	14.337260	-2.25%	868	2007
	13.028113	14.667756	12.59%	868	2006
	12.346278	13.028113	5.52%	1,359	2005
	10.294104	12.346278	19.94%	0	2004
	7.592743	10.294104	35.58%	0	2003
	10.000000	7.592743	-24.07%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ	9.745324	11.010271	12.98%	127	2010
	7.404379	9.745324	31.62%	804	2009
	11.475348	7.404379	-35.48%	1,281	2008
	10.820520	11.475348	6.05%	360	2007
	10.069512	10.820520	7.46%	360	2006
	9.875708	10.069512	1.96%	360	2005
	9.449413	9.875708	4.51%	360	2004
	7.621164	9.449413	23.99%	360	2003
	10.900528	7.621164	-30.08%	3,570	2002
	14.309420	10.900528	-23.82%	1,312	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.162010	12.613314	13.00%	4,691	2010
	8.978954	11.162010	24.31%	5,624	2009
	14.517123	8.978954	-38.15%	3,397	2008
	14.017785	14.517123	3.56%	21,025	2007
	12.333598	14.017785	13.66%	24,431	2006
	11.971890	12.333598	3.02%	29,165	2005
	10.996431	11.971890	8.87%	29,777	2004
	8.705780	10.996431	26.31%	32,304	2003
	11.395964	8.705780	-23.61%	34,364	2002
	13.188992	11.395964	-13.59%	23,632	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.405791	14.077306	13.47%	0	2010
	10.286873	12.405791	20.60%	1,469	2009
	14.839651	10.286873	-30.68%	483	2008
	14.078129	14.839651	5.41%	982	2007
	12.282546	14.078129	14.62%	1,414	2006
	11.958170	12.282546	2.71%	3,978	2005
	11.568814	11.958170	3.37%	5,237	2004
	9.702740	11.568814	19.23%	4,155	2003
	11.839596	9.702740	-18.05%	6,012	2002
	13.268495	11.839596	-10.77%	4,153	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.587620	15.575011	6.77%	7,000	2010
	12.309331	14.587620	18.51%	8,014	2009
	13.492834	12.309331	-8.77%	8,568	2008
	13.012844	13.492834	3.69%	12,464	2007
	12.696417	13.012844	2.49%	12,666	2006
	12.737045	12.696417	-0.32%	12,742	2005
	12.491949	12.737045	1.96%	16,793	2004
	12.131471	12.491949	2.97%	14,722	2003
	11.278978	12.131471	7.56%	19,280	2002
	10.612780	11.278978	6.28%	9,017	2001*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.100892	11.205328	10.93%	0	2010
	8.268135	10.100892	22.17%	0	2009
	11.215025	8.268135	-26.28%	0	2008
	10.491320	11.215025	6.90%	0	2007
	10.000000	10.491320	4.91%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2Fund 020 Portfolio: Service Class - Q/NQ	9.559189	10.772181	12.69%	0	2010
	7.543784	9.559189	26.72%	0	2009
	11.393675	7.543784	-33.79%	0	2008
	10.511263	11.393675	8.39%	0	2007
	10.000000	10.511263	5.11%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.078750	10.362941	14.15%	0	2010
	7.021341	9.078750	29.30%	0	2009
	11.523387	7.021341	-39.07%	0	2008
	10.531372	11.523387	9.42%	0	2007
	10.000000	10.531372	5.31%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.736084	10.243222	17.25%	353	2010
	6.016095	8.736084	45.21%	1,532	2009
	13.409697	6.016095	-55.14%	2,871	2008
	9.357772	13.409697	43.30%	1,339	2007
	10.000000	9.357772	-6.42%	1,339	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.462004	14.112961	13.25%	37,673	2010
	9.739694	12.462004	27.95%	40,812	2009
	17.276143	9.739694	-43.62%	51,174	2008
	17.313177	17.276143	-0.21%	70,078	2007
	14.651799	17.313177	18.16%	74,619	2006
	14.078719	14.651799	4.07%	92,955	2005
	12.845461	14.078719	9.60%	98,339	2004
	10.024679	12.845461	28.14%	106,478	2003
	12.274215	10.024679	-18.33%	120,473	2002
	13.143893	12.274215	-6.62%	63,865	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.046888	12.264579	22.07%	7,237	2010
	7.967548	10.046888	26.10%	8,874	2009
	15.345904	7.967548	-48.08%	13,044	2008
	12.293412	15.345904	24.83%	16,311	2007
	11.704811	12.293412	5.03%	16,178	2006
	11.256004	11.704811	3.99%	22,144	2005
	11.077503	11.256004	1.61%	22,233	2004
	8.478157	11.077503	30.66%	19,856	2003
	12.344049	8.478157	-31.32%	18,578	2002
	15.249368	12.344049	-19.05%	20,466	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.783305	13.193532	11.97%	0	2010
	8.328857	11.783305	41.48%	166	2009
	11.295399	8.328857	-26.26%	166	2008
	11.182974	11.295399	1.01%	15,363	2007
	10.221727	11.182974	9.40%	18,439	2006
	10.131831	10.221727	0.89%	18,618	2005
	9.406006	10.131831	7.72%	19,759	2004
	7.528392	9.406006	24.94%	22,157	2003
	7.383653	7.528392	1.96%	20,132	2002
	8.517712	7.383653	-13.31%	10,092	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.224645	11.435687	11.84%	679	2010
	7.219256	10.224645	41.63%	1,579	2009
	9.779485	7.219256	-26.18%	1,566	2008
	10.000000	9.779485	-2.21%	1,555	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.874274	12.581595	5.96%	1,520	2010
	10.432191	11.874274	13.82%	2,656	2009
	10.968752	10.432191	-4.89%	1,444	2008
	10.697536	10.968752	2.54%	7,099	2007
	10.422813	10.697536	2.64%	7,550	2006
	10.375977	10.422813	0.45%	0	2005
	10.108120	10.375977	2.65%	0	2004
	10.000000	10.108120	1.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.166128	11.608504	26.65%	2,936	2010
	6.652963	9.166128	37.78%	4,364	2009
	11.177345	6.652963	-40.48%	3,667	2008
	9.836672	11.177345	13.63%	863	2007
	10.000000	9.836672	-1.63%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.967551	15.529980	11.19%	385	2010
	11.226594	13.967551	24.41%	385	2009
	20.325159	11.226594	-44.77%	480	2008
	17.624769	20.325159	15.32%	480	2007
	15.185240	17.624769	16.07%	480	2006
	12.970635	15.185240	17.07%	5,093	2005
	11.614887	12.970635	11.67%	5,093	2004
	8.242406	11.614887	40.92%	5,418	2003
	10.515875	8.242406	-21.62%	5,418	2002
	13.576001	10.515875	-22.54%	5,110	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.076608	14.541610	11.20%	1,786	2010
	10.506140	13.076608	24.47%	4,108	2009
	19.025215	10.506140	-44.78%	4,149	2008
	16.494924	19.025215	15.34%	6,504	2007
	14.211442	16.494924	16.07%	6,728	2006
	12.143653	14.211442	17.03%	4,031	2005
	10.873513	12.143653	11.68%	4,999	2004
	7.713742	10.873513	40.96%	9,735	2003
	10.000000	7.713742	-22.86%	4,963	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.541464	14.361399	24.43%	0	2010
	7.451953	11.541464	54.88%	0	2009
	15.511651	7.451953	-51.96%	0	2008
	14.929260	15.511651	3.90%	302	2007
	13.056524	14.929260	14.34%	1,392	2006
	12.937705	13.056524	0.92%	1,934	2005
	11.534626	12.937705	12.16%	3,592	2004
	7.428775	11.534626	55.27%	3,819	2003
	10.000000	7.428775	-25.71%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.462580	11.599971	10.87%	1,177	2010
	7.841436	10.462580	33.43%	1,437	2009
	11.328748	7.841436	-30.78%	1,215	2008
	11.097057	11.328748	2.09%	261	2007
	10.000000	11.097057	10.97%	261	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.155480	10.289982	26.17%	1,064	2010
	6.417120	8.155480	27.09%	0	2009
	9.736270	6.417120	-34.09%	0	2008
	10.136721	9.736270	-3.95%	0	2007
	10.000000	10.136721	1.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.439583	9.156174	8.49%	0	2010
	6.584786	8.439583	28.17%	0	2009
	10.000000	6.584786	-34.15%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.666723	12.334464	15.63%	2,501	2010
	6.279233	10.666723	69.87%	2,474	2009
	13.483652	6.279233	-53.43%	2,109	2008
	10.648257	13.483652	26.63%	4,442	2007
	10.000000	10.648257	6.48%	4,493	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.746172	10.396586	6.67%	1,081	2010
	7.219258	9.746172	35.00%	1,581	2009
	12.308557	7.219258	-41.35%	0	2008
	10.836015	12.308557	13.59%	0	2007
	10.000000	10.836015	8.36%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.905472	15.650639	12.55%	1,302	2010
	11.906623	13.905472	16.79%	1,417	2009
	11.393085	11.906623	4.51%	1,417	2008
	10.428766	11.393085	9.25%	0	2007
	10.000000	10.428766	4.29%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.663914	9.821708	13.36%	345	2010
	7.293671	8.663914	18.79%	831	2009
	12.919640	7.293671	-43.55%	831	2008
	11.752005	12.919640	9.94%	345	2007
	11.260416	11.752005	4.37%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.726251	12.504449	16.58%	0	2010
	7.677053	10.726251	39.72%	0	2009
	14.756829	7.677053	-47.98%	0	2008
	13.567015	14.756829	8.77%	0	2007
	11.859145	13.567015	14.40%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.046219	22.506313	6.94%	174	2010
	17.104303	21.046219	23.05%	501	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.925862	9.352218	4.78%	9,403	2010
	6.212331	8.925862	43.68%	12,291	2009
	11.336953	6.212331	-45.20%	13,508	2008
	8.432856	11.336953	34.44%	13,776	2007
	7.853644	8.432856	7.38%	12,751	2006
	7.090622	7.853644	10.76%	24,483	2005
	6.108331	7.090622	16.08%	25,149	2004
	5.162942	6.108331	18.31%	29,299	2003
	6.241085	5.162942	-17.27%	31,016	2002
	8.114733	6.241085	-23.09%	24,360	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.096185	14.821055	22.53%	1,521	2010
	7.825124	12.096185	54.58%	1,521	2009
	14.174782	7.825124	-44.80%	668	2008
	11.832408	14.174782	19.80%	668	2007
	11.139790	11.832408	6.22%	668	2006
	10.168590	11.139790	9.55%	668	2005
	10.248317	10.168590	-0.78%	668	2004
	7.078454	10.248317	44.78%	668	2003
	10.000000	7.078454	-29.22%	562	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.935705	4.817615	22.41%	0	2010
	2.549249	3.935705	54.39%	0	2009
	4.624093	2.549249	-44.87%	318	2008
	3.861747	4.624093	19.74%	318	2007
	3.639474	3.861747	6.11%	751	2006
	3.315514	3.639474	9.77%	5,231	2005
	3.350462	3.315514	-1.04%	5,231	2004
	2.324540	3.350462	44.13%	5,231	2003
	3.999498	2.324540	-41.88%	5,231	2002
	6.485104	3.999498	-38.33%	2,506	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.392553	28.780274	23.03%	3,003	2010
	13.275516	23.392553	76.21%	3,526	2009
	28.231761	13.275516	-52.98%	4,596	2008
	22.403696	28.231761	26.01%	5,913	2007
	15.519699	22.403696	44.36%	4,844	2006
	11.946276	15.519699	29.91%	5,070	2005
	10.226942	11.946276	16.81%	2,994	2004
	7.724506	10.226942	32.40%	1,652	2003
	10.000000	7.724506	-22.75%	1,652	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.556034	16.676529	23.02%	1,749	2010
	7.693219	13.556034	76.21%	1,749	2009
	16.366939	7.693219	-53.00%	5,271	2008
	12.993737	16.366939	25.96%	5,271	2007
	9.005239	12.993737	44.29%	5,561	2006
	6.935852	9.005239	29.84%	6,879	2005
	5.938819	6.935852	16.79%	6,879	2004
	4.486092	5.938819	32.38%	8,306	2003
	6.140922	4.486092	-26.95%	8,306	2002
	8.151333	6.140922	-24.66%	6,193	2001*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.596447	14.087429	21.48%	710	2010
	9.301704	11.596447	24.67%	1,050	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.085718	13.226366	9.44%	400	2010
	10.030303	12.085718	20.49%	890	2009
	15.156167	10.030303	-33.82%	0	2008
	14.316771	15.156167	5.86%	0	2007
	12.073182	14.316771	18.58%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.728047	7.28%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.932110	10.289725	3.60%	0	2010
	8.906607	9.932110	11.51%	0	2009
	10.455501	8.906607	-14.81%	0	2008
	10.142483	10.455501	3.09%	3,695	2007
	9.891322	10.142483	2.54%	3,931	2006
	9.908686	9.891322	-0.18%	0	2005
	9.991948	9.908686	-0.83%	7,097	2004
	10.000000	9.991948	-0.08%	70	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.919776	11.675464	17.70%	0	2010
	8.212423	9.919776	20.79%	0	2009
	13.789344	8.212423	-40.44%	0	2008
	13.943023	13.789344	-1.10%	0	2007
	13.462114	13.943023	3.57%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.811558	13.070198	20.89%	0	2010
	8.360084	10.811558	29.32%	0	2009
	14.030202	8.360084	-40.41%	402	2008
	13.250742	14.030202	5.88%	374	2007
	11.842802	13.250742	11.89%	0	2006
	11.262512	11.842802	5.15%	0	2005
	10.000000	11.262512	12.63%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.481277	7.605196	17.34%	2,673	2010
	4.934864	6.481277	31.34%	3,661	2009
	8.182358	4.934864	-39.69%	3,661	2008
	6.956499	8.182358	17.62%	4,436	2007
	6.658614	6.956499	4.47%	4,119	2006
	6.353549	6.658614	4.80%	12,710	2005
	5.969902	6.353549	6.43%	12,710	2004
	4.570511	5.969902	30.62%	12,710	2003
	6.516595	4.570511	-29.86%	12,710	2002
	9.216406	6.516595	-29.29%	10,972	2001*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.430016	13.878093	11.65%	18,864	2010
	10.000000	12.430016	24.30%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.153218	10.089236	10.23%	0	2010
	7.537242	9.153218	21.44%	0	2009
	10.907812	7.537242	-30.90%	0	2008
	10.444700	10.907812	4.43%	0	2007
	10.000000	10.444700	4.45%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.339936	10.783999	4.29%	2,125	2010
	9.369657	10.339936	10.36%	1,625	2009
	10.565011	9.369657	-11.31%	2,009	2008
	10.426790	10.565011	1.33%	0	2007
	10.000000	10.426790	4.27%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.154988	11.121844	9.52%	615	2010
	7.288016	10.154988	39.34%	1,588	2009
	12.070327	7.288016	-39.62%	1,160	2008
	10.726774	12.070327	12.53%	0	2007
	10.000000	10.726774	7.27%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.462921	9.842687	16.30%	1,889	2010
	6.197142	8.462921	36.56%	2,831	2009
	11.289658	6.197142	-45.11%	2,566	2008
	10.254148	11.289658	10.10%	3,084	2007
	10.000000	10.254148	2.54%	1,329	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.669690	8.375360	9.20%	0	2010
	5.964017	7.669690	28.60%	0	2009
	9.786217	5.964017	-39.06%	0	2008
	10.000000	9.786217	-2.14%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.554292	16.205416	11.34%	0	2010
	10.130773	14.554292	43.66%	0	2009
	14.297368	10.130773	-29.14%	0	2008
	14.089452	14.297368	1.48%	318	2007
	12.945246	14.089452	8.84%	318	2006
	12.849293	12.945246	0.75%	569	2005
	11.860661	12.849293	8.34%	4,374	2004
	9.857878	11.860661	20.32%	4,123	2003
	9.705141	9.857878	1.57%	7,680	2002
	9.464778	9.705141	2.54%	3,999	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.717100	13.047033	11.35%	1,257	2010
	8.151351	11.717100	43.74%	1,346	2009
	11.521221	8.151351	-29.25%	1,428	2008
	11.349994	11.521221	1.51%	1,718	2007
	10.428702	11.349994	8.83%	1,827	2006
	10.000000	10.428702	4.29%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.716333	8.777979	13.76%	6,398	2010
	5.126680	7.716333	50.51%	8,082	2009
	10.000000	5.126680	-48.73%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.910873	9.620016	21.60%	0	2010
	6.112083	7.910873	29.43%	0	2009
	10.000000	6.112083	-38.88%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.892510	9.596199	21.59%	0	2010
	6.110181	7.892510	29.17%	0	2009
	10.000000	6.110181	-38.90%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.065347	9.123333	13.12%	0	2010
	6.344226	8.065347	27.13%	0	2009
	10.000000	6.344226	-36.56%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.318454	10.123577	8.64%	0	2010
	7.903416	9.318454	17.90%	0	2009
	10.000000	7.903416	-20.97%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.775630	9.705119	10.59%	0	2010
	7.182694	8.775630	22.18%	0	2009
	10.000000	7.182694	-28.17%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.066259	10.578841	5.09%	0	2010
	9.051407	10.066259	11.21%	0	2009
	10.000000	9.051407	-9.49%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.047478	9.915082	9.59%	0	2010
	7.539794	9.047478	20.00%	0	2009
	10.000000	7.539794	-24.60%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.494974	9.471826	11.50%	0	2010
	6.820361	8.494974	24.55%	0	2009
	10.000000	6.820361	-31.80%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.591116	10.290272	7.29%	0	2010
	8.282650	9.591116	15.80%	0	2009
	10.000000	8.282650	-17.17%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.531878	11.094680	5.34%	488	2010
	9.838832	10.531878	7.04%	1,788	2009
	10.000000	9.838832	-1.61%	371	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.489872	11.021687	5.07%	0	2010
	9.817027	10.489872	6.85%	0	2009
	10.000000	9.817027	-1.83%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.920197	25.058833	14.32%	0	2010
	13.640295	21.920197	60.70%	0	2009
	32.820669	13.640295	-58.44%	0	2008
	22.913162	32.820669	43.24%	0	2007
	17.031036	22.913162	34.54%	0	2006
	13.048349	17.031036	30.52%	0	2005
	10.982304	13.048349	18.81%	0	2004
	6.753156	10.982304	62.62%	0	2003
	8.096093	6.753156	-16.59%	0	2002
	8.678451	8.096093	-6.71%	0	2001*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.281440	27.767477	14.36%	1,387	2010
	15.093873	24.281440	60.87%	1,525	2009
	36.376576	15.093873	-58.51%	1,987	2008
	25.401015	36.376576	43.21%	1,891	2007
	18.890385	25.401015	34.47%	3,495	2006
	14.470955	18.890385	30.54%	3,171	2005
	12.178340	14.470955	18.83%	1,650	2004
	7.490620	12.178340	62.58%	1,650	2003
	10.000000	7.490620	-25.09%	1,140	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.362921	14.808948	3.11%	12,195	2010
	14.214306	14.362921	1.05%	13,133	2009
	13.410189	14.214306	6.00%	13,985	2008
	12.718919	13.410189	5.43%	19,920	2007
	12.507261	12.718919	1.69%	21,897	2006
	12.308376	12.507261	1.62%	27,379	2005
	12.113343	12.308376	1.61%	42,397	2004
	12.068906	12.113343	0.37%	51,861	2003
	11.051278	12.068906	9.21%	77,494	2002
	10.472185	11.051278	5.53%	18,859	2001*

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.293468	11.475116	11.48%	0	2010
	8.064028	10.293468	27.65%	0	2009
	15.192561	8.064028	-46.92%	0	2008
	12.144219	15.192561	25.10%	0	2007
	9.281421	12.144219	30.84%	0	2006
	7.243582	9.281421	28.13%	0	2005
	6.446338	7.243582	12.37%	0	2004
	4.830339	6.446338	33.46%	0	2003
	6.468145	4.830339	-25.32%	0	2002
	9.213885	6.468145	-29.80%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.498556	18.389157	11.46%	899	2010
	12.930219	16.498556	27.60%	1,156	2009
	24.352789	12.930219	-46.90%	1,448	2008
	19.466014	24.352789	25.10%	2,126	2007
	14.878826	19.466014	30.83%	1,788	2006
	11.615140	14.878826	28.10%	2,153	2005
	10.322414	11.615140	12.52%	757	2004
	7.751335	10.322414	33.17%	818	2003
	10.000000	7.751335	-22.49%	908	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.272622	8.742609	5.68%	0	2010
	6.536956	8.272622	26.55%	0	2009
	11.673690	6.536956	-44.00%	0	2008
	10.846210	11.673690	7.63%	0	2007
	10.000000	10.846210	8.46%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.836163	13.350715	12.80%	0	2010
	9.456041	11.836163	25.17%	13,270	2009
	15.216240	9.456041	-37.86%	13,270	2008
	14.595369	15.216240	4.25%	24,997	2007
	12.691229	14.595369	15.00%	26,091	2006
	11.949230	12.691229	6.21%	21,035	2005
	10.649717	11.949230	12.20%	38,876	2004
	8.207270	10.649717	29.76%	22,586	2003
	10.000000	8.207270	-17.93%	8,896	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.515622	12.443560	8.06%	0	2010
	10.000000	11.515622	15.16%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.073858	13.310100	10.24%	0	2010
	10.000000	12.073858	20.74%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.832509	12.329323	4.20%	6,555	2010
	11.023466	11.832509	7.34%	7,231	2009
	11.920695	11.023466	-7.53%	0	2008
	11.496915	11.920695	3.69%	497	2007
	11.004985	11.496915	4.47%	497	2006
	10.825457	11.004985	1.66%	497	2005
	10.512395	10.825457	2.98%	52,308	2004
	9.900522	10.512395	6.18%	71,599	2003
	10.000000	9.900522	-0.99%	13,958	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.994031	13.090279	9.14%	18,926	2010
	10.231255	11.994031	17.23%	21,413	2009
	13.538003	10.231255	-24.43%	7,124	2008
	13.022333	13.538003	3.96%	7,226	2007
	11.884255	13.022333	9.58%	7,282	2006
	11.464275	11.884255	3.66%	7,149	2005
	10.636383	11.464275	7.78%	175,503	2004
	9.003831	10.636383	18.13%	187,606	2003
	10.000000	9.003831	-9.96%	21,154	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.056739	13.386601	11.03%	3,565	2010
	9.850101	12.056739	22.40%	3,744	2009
	14.590644	9.850101	-32.49%	3,978	2008
	13.969982	14.590644	4.44%	4,176	2007
	12.394286	13.969982	12.71%	4,341	2006
	11.763314	12.394286	5.36%	4,267	2005
	10.664866	11.763314	10.30%	127,348	2004
	8.557964	10.664866	24.62%	110,693	2003
	10.000000	8.557964	-14.42%	77,400	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.065634	12.883786	6.78%	0	2010
	10.703273	12.065634	12.73%	0	2009
	12.803569	10.703273	-16.40%	0	2008
	12.292621	12.803569	4.16%	984	2007
	11.521507	12.292621	6.69%	984	2006
	11.205635	11.521507	2.82%	984	2005
	10.627027	11.205635	5.44%	139,948	2004
	9.498578	10.627027	11.88%	166,895	2003
	10.000000	9.498578	-5.01%	69,835	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.411209	26.589338	24.18%	2,059	2010
	15.911129	21.411209	34.57%	2,895	2009
	25.450372	15.911129	-37.48%	2,951	2008
	24.048495	25.450372	5.83%	3,592	2007
	22.239162	24.048495	8.14%	4,454	2006
	20.160466	22.239162	10.31%	4,869	2005
	17.703153	20.160466	13.88%	4,455	2004
	13.360934	17.703153	32.50%	6,177	2003
	16.031888	13.360934	-16.66%	5,109	2002
	16.509731	16.031888	-2.89%	2,909	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.464287	11.280871	-1.60%	7,395	2010
	11.645810	11.464287	-1.56%	12,256	2009
	11.597006	11.645810	0.42%	22,374	2008
	11.247554	11.597006	3.11%	7,482	2007
	10.934570	11.247554	2.86%	6,154	2006
	10.823110	10.934570	1.03%	19,595	2005
	10.910569	10.823110	-0.80%	63,901	2004
	11.019038	10.910569	-0.98%	76,812	2003
	11.064171	11.019038	-0.41%	79,347	2002
	10.853962	11.064171	1.94%	4,955	2002*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.143714	15.390983	8.82%	1,903	2010
	11.556220	14.143714	22.39%	2,076	2009
	14.199439	11.556220	-18.61%	2,060	2008
	13.793632	14.199439	2.94%	2,637	2007
	13.370415	13.793632	3.17%	2,328	2006
	13.297326	13.370415	0.55%	2,650	2005
	12.684724	13.297326	4.83%	23,746	2004
	11.497820	12.684724	10.32%	23,238	2003
	10.899202	11.497820	5.49%	8,752	2002
	10.632058	10.899202	2.51%	1,839	2001*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.156600	9.152795	12.21%	2,689	2010
	6.074489	8.156600	34.28%	3,763	2009
	10.000000	6.074489	-39.26%	1,268	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.821136	15.475612	4.42%	934	2010
	11.600705	14.821136	27.76%	829	2009
	21.968445	11.600705	-47.19%	1,612	2008
	21.691770	21.968445	1.28%	1,710	2007
	17.958520	21.691770	20.79%	2,790	2006
	16.286544	17.958520	10.27%	2,942	2005
	13.762779	16.286544	18.34%	2,357	2004
	10.000000	13.762779	37.63%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.040348	9.138925	13.66%	580	2010
	6.296237	8.040348	27.70%	0	2009
	10.000000	6.296237	-37.04%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.402675	4.03%	87	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.874053	8.735710	10.94%	0	2010
	6.280491	7.874053	25.37%	0	2009
	10.000000	6.280491	-37.20%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.770807	9.697319	24.79%	6,752	2010
	6.212287	7.770807	25.09%	12,995	2009
	10.000000	6.212287	-37.88%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.582814	10.103648	17.72%	19,205	2010
	6.685366	8.582814	28.38%	21,784	2009
	10.000000	6.685366	-33.15%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.958964	13.528039	23.44%	841	2010
	8.737691	10.958964	25.42%	391	2009
	16.573416	8.737691	-47.28%	392	2008
	15.347910	16.573416	7.98%	1,506	2007
	15.112192	15.347910	1.56%	1,577	2006
	14.207650	15.112192	6.37%	707	2005
	12.730702	14.207650	11.60%	738	2004
	9.635711	12.730702	32.12%	2,655	2003
	14.679081	9.635711	-34.36%	3,059	2002
	16.733188	14.679081	-12.28%	3,677	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.540730	31.818823	24.58%	790	2010
	20.564933	25.540730	24.20%	1,403	2009
	30.804160	20.564933	-33.24%	1,518	2008
	33.626225	30.804160	-8.39%	3,503	2007
	29.133262	33.626225	15.42%	4,497	2006
	28.722942	29.133262	1.43%	5,818	2005
	24.885091	28.722942	15.42%	7,707	2004
	16.122626	24.885091	54.35%	8,077	2003
	22.495777	16.122626	-28.33%	8,560	2002
	17.823704	22.495777	26.21%	5,559	2001*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.027260	27.163192	23.32%	5,683	2010
	16.618484	22.027260	32.55%	7,846	2009
	27.323988	16.618484	-39.18%	9,801	2008
	27.191015	27.323988	0.49%	11,129	2007
	24.662918	27.191015	10.25%	12,855	2006
	22.314210	24.662918	10.53%	16,406	2005
	19.052645	22.314210	17.12%	19,961	2004
	13.730651	19.052645	38.76%	23,244	2003
	16.879142	13.730651	-18.65%	24,266	2002
	18.388267	16.879142	-8.21%	8,774	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.422768	11.635530	11.64%	3,577	2010
	8.400103	10.422768	24.08%	5,687	2009
	14.606893	8.400103	-42.49%	6,685	2008
	13.722966	14.606893	6.44%	18,456	2007
	12.272927	13.722966	11.81%	20,074	2006
	11.608061	12.272927	5.73%	20,381	2005
	10.748649	11.608061	8.00%	20,686	2004
	8.566400	10.748649	25.47%	24,845	2003
	10.533860	8.566400	-18.68%	28,298	2002
	12.141316	10.533860	-13.24%	10,581	2001*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.191287	9.212138	28.10%	5,200	2010
	5.585887	7.191287	28.74%	5,918	2009
	10.000000	5.585887	-44.14%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.367761	10.448755	0.78%	0	2010
	9.836967	10.367761	5.40%	706	2009
	10.000000	9.836967	-1.63%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.150891	14.423558	9.68%	0	2010
	10.691433	13.150891	23.00%	0	2009
	19.522028	10.691433	-45.23%	0	2008
	16.548136	19.522028	17.97%	686	2007
	13.358929	16.548136	23.87%	686	2006
	11.375654	13.358929	17.43%	686	2005
	9.994811	11.375654	13.82%	686	2004
	7.465251	9.994811	33.88%	686	2003
	10.168561	7.465251	-26.58%	686	2002
	12.729459	10.168561	-20.12%	172	2001*

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.814941	19.521925	9.58%	221	2010
	14.483883	17.814941	23.00%	221	2009
	26.439851	14.483883	-45.22%	221	2008
	22.404260	26.439851	18.01%	0	2007
	18.096480	22.404260	23.80%	0	2006
	15.409825	18.096480	17.43%	0	2005
	13.539299	15.409825	13.82%	0	2004
	10.000000	13.539299	35.39%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.920205	13.832370	7.06%	42,286	2010
	10.000000	12.920205	29.20%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.894893	13.493927	4.65%	0	2010
	10.000000	12.894893	28.95%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.197096	11.616664	13.92%	5,031	2010
	8.061443	10.197096	26.49%	5,677	2009
	13.002593	8.061443	-38.00%	12,403	2008
	13.514788	13.002593	-3.79%	15,424	2007
	11.849219	13.514788	14.06%	14,573	2006
	11.550766	11.849219	2.58%	16,234	2005
	9.990303	11.550766	15.62%	5,807	2004
	7.724509	9.990303	29.33%	5,056	2003
	10.487119	7.724509	-26.34%	2,499	2002
	12.133258	10.487119	-13.57%	665	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.367259	20.960799	14.12%	2,215	2010
	13.361713	18.367259	37.46%	3,266	2009
	22.705776	13.361713	-41.15%	3,390	2008
	21.701631	22.705776	4.63%	3,870	2007
	18.738865	21.701631	15.81%	4,526	2006
	16.654730	18.738865	12.51%	5,126	2005
	14.199720	16.654730	17.29%	37,334	2004
	10.000000	14.199720	42.00%	30,849	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.462435	13.079901	14.11%	14,931	2010
	8.334165	11.462435	37.54%	18,640	2009
	14.161034	8.334165	-41.15%	22,845	2008
	13.537128	14.161034	4.61%	25,184	2007
	11.688662	13.537128	15.81%	27,780	2006
	10.391353	11.688662	12.48%	33,243	2005
	8.862004	10.391353	17.26%	33,559	2004
	6.296936	8.862004	40.74%	37,658	2003
	8.218658	6.296936	-23.38%	44,474	2002
	9.496340	8.218658	-13.45%	16,164	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.475866	2.794034	12.85%	0	2010
	1.985066	2.475866	24.72%	0	2009
	9.557390	1.985066	-79.23%	0	2008
	10.000000	9.557390	-4.43%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.669500	3.015924	12.98%	0	2010
	2.164825	2.669500	23.31%	0	2009
	10.315805	2.164825	-79.01%	0	2008
	10.495128	10.315805	-1.71%	0	2007
	10.000000	10.495128	4.95%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.650774	13.311181	14.25%	117	2010
	9.229598	11.650774	26.23%	366	2009
	15.244535	9.229598	-39.46%	1,084	2008
	14.837386	15.244535	2.74%	2,155	2007
	13.108388	14.837386	13.19%	2,262	2006
	12.569703	13.108388	4.29%	3,478	2005
	11.670124	12.569703	7.71%	3,611	2004
	9.359056	11.670124	24.69%	9,682	2003
	11.713202	9.359056	-20.10%	18,496	2002
	13.251196	11.713202	-11.61%	7,567	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.017245	9.735621	21.43%	0	2010
	5.938698	8.017245	35.00%	735	2009
	9.707899	5.938698	-38.83%	0	2008
	9.987465	9.707899	-2.80%	0	2007
	10.000000	9.987465	-0.13%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.149007	13.983946	25.43%	7,410	2010
	8.544230	11.149007	30.49%	8,617	2009
	17.048909	8.544230	-49.88%	9,229	2008
	16.295740	17.048909	4.62%	9,889	2007
	16.084619	16.295740	1.31%	9,999	2006
	14.551544	16.084619	10.54%	17,438	2005
	12.346352	14.551544	17.86%	17,736	2004
	9.990303	12.346352	23.58%	13,483	2003
	14.060573	9.990303	-28.95%	12,174	2002
	20.792245	14.060573	-32.38%	7,231	2001*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.848770	11.675695	7.62%	0	2010
	10.000000	10.848770	8.49%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.928078	11.310867	3.50%	486	2010
	10.000000	10.928078	9.28%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II- Q/NQ	10.000000	10.523301	5.23%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.275922	10.833986	5.43%	0	2010
	9.524373	10.275922	7.89%	0	2009
	10.779264	9.524373	-11.64%	0	2008
	10.388939	10.779264	3.76%	0	2007
	10.000000	10.388939	3.89%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	34.098904	36.823282	7.99%	677	2010
	26.613380	34.098904	28.13%	711	2009
	31.810375	26.613380	-16.34%	770	2008
	30.348016	31.810375	4.82%	915	2007
	27.832187	30.348016	9.04%	940	2006
	25.196617	27.832187	10.46%	1,485	2005
	23.265299	25.196617	8.30%	2,565	2004
	18.490922	23.265299	25.82%	2,717	2003
	17.204918	18.490922	7.47%	2,489	2002
	15.882098	17.204918	8.33%	36	2001*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.118613	27.612148	24.84%	0	2010
	10.533425	22.118613	109.99%	0	2009
	30.370223	10.533425	-65.32%	0	2008
	22.437530	30.370223	35.35%	822	2007
	16.340913	22.437530	37.31%	822	2006
	12.593052	16.340913	29.76%	0	2005
	10.000000	12.593052	25.93%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.316130	54.064138	24.81%	5	2010
	20.649302	43.316130	109.77%	5	2009
	59.585849	20.649302	-65.35%	5	2008
	44.006397	59.585849	35.40%	71	2007
	32.058974	44.006397	37.27%	71	2006
	24.681277	32.058974	29.89%	185	2005
	19.923949	24.681277	23.88%	668	2004
	13.131584	19.923949	51.73%	724	2003
	13.744142	13.131584	-4.46%	724	2002
	14.226803	13.744142	-3.39%	16	2001*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.777630	34.058310	27.19%	668	2010
	17.265023	26.777630	55.10%	746	2009
	32.552027	17.265023	-46.96%	746	2008
	22.765085	32.552027	42.99%	668	2007
	18.576124	22.765085	22.55%	668	2006
	12.450500	18.576124	49.20%	0	2005
	10.000000	12.450500	24.51%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	40.768529	51.845154	27.17%	0	2010
	26.299894	40.768529	55.01%	0	2009
	49.612322	26.299894	-46.99%	0	2008
	34.689305	49.612322	43.02%	0	2007
	28.316407	34.689305	22.51%	0	2006
	18.971961	28.316407	49.25%	0	2005
	15.519976	18.971961	22.24%	0	2004
	10.893391	15.519976	42.47%	0	2003
	11.393485	10.893391	-4.39%	0	2002
	12.930490	11.393485	-11.89%	0	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.304419	11.391331	10.55%	0	2010
	8.241655	10.304419	25.03%	0	2009
	13.480539	8.241655	-38.86%	0	2008
	12.460805	13.480539	8.18%	0	2007
	11.138923	12.460805	11.87%	0	2006
	10.409093	11.138923	7.01%	0	2005
	9.645954	10.409093	7.91%	0	2004
	7.262866	9.645954	32.81%	0	2003
	9.641466	7.262866	-24.67%	0	2002
	9.768142	9.641466	-1.30%	0	2001*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.019932	13.419792	21.78%	0	2010
	7.580472	11.019932	45.37%	0	2009

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.960490	17.381158	24.50%	2,783	2010
	9.950179	13.960490	40.30%	0	2009
	15.746345	9.950179	-36.81%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.979304	12.384804	3.39%	4,878	2010
	11.051399	11.979304	8.40%	5,928	2009
	11.418201	11.051399	-3.21%	12,796	2008
	10.604050	11.418201	7.68%	5,714	2007
	10.612998	10.604050	-0.08%	46,527	2006
	10.624530	10.612998	-0.11%	84,095	2005
	10.209525	10.624530	4.06%	61,587	2004
	10.000000	10.209525	2.10%	41,832	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.214752	12.590202	12.26%	31,565	2010
	9.655567	11.214752	16.15%	39,881	2009
	15.008913	9.655567	-35.67%	54,841	2008
	15.272407	15.008913	-1.73%	112,296	2007
	13.261766	15.272407	15.16%	130,289	2006
	12.886814	13.261766	2.91%	139,387	2005
	11.596281	12.886814	11.13%	146,161	2004
	9.115086	11.596281	27.22%	168,408	2003
	11.494846	9.115086	-20.70%	162,536	2002
	12.754306	11.494846	-9.87%	52,760	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.077340	11.819444	17.29%	96	2010
	7.885187	10.077340	27.80%	0	2009
	10.598040	7.885187	-25.60%	858	2008
	11.031146	10.598040	-3.93%	6,166	2007
	10.000000	11.031146	10.31%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.043434	13.000998	7.95%	3,166	2010
	10.000000	12.043434	20.43%	2,049	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.099666	11.148128	10.38%	0	2010
	10.000000	10.099666	1.00%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.943809	14.780793	23.75%	5,819	2010
	9.713315	11.943809	22.96%	6,436	2009
	14.296006	9.713315	-32.06%	11,456	2008
	14.633033	14.296006	-2.30%	13,441	2007
	13.003864	14.633033	12.53%	16,793	2006
	12.329540	13.003864	5.47%	25,426	2005
	10.285373	12.329540	19.87%	25,826	2004
	7.590152	10.285373	35.51%	18,814	2003
	10.000000	7.590152	-24.10%	6,956	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ	9.689745	10.941923	12.92%	3,803	2010
	7.365892	9.689745	31.55%	4,149	2009
	11.421512	7.365892	-35.51%	7,065	2008
	10.775260	11.421512	6.00%	9,767	2007
	10.032485	10.775260	7.40%	38,387	2006
	9.844387	10.032485	1.91%	31,529	2005
	9.424231	9.844387	4.46%	34,467	2004
	7.604702	9.424231	23.93%	43,894	2003
	10.882532	7.604702	-30.12%	36,976	2002
	14.293123	10.882532	-23.86%	22,959	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.098333	12.534993	12.94%	60,581	2010
	8.932279	11.098333	24.25%	84,213	2009
	14.449022	8.932279	-38.18%	110,829	2008
	13.959170	14.449022	3.51%	149,037	2007
	12.288247	13.959170	13.60%	183,351	2006
	11.933915	12.288247	2.97%	195,065	2005
	10.967119	11.933915	8.82%	208,022	2004
	8.686976	10.976119	26.25%	232,397	2003
	11.377149	8.686976	-23.65%	268,612	2002
	13.173971	11.377149	-13.64%	154,230	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.335042	13.989924	13.42%	19,170	2010
	10.233414	12.335042	20.54%	25,252	2009
	14.770045	10.233414	-30.72%	31,786	2008
	14.019259	14.770045	5.36%	37,757	2007
	12.237382	14.019259	14.56%	44,319	2006
	11.920233	12.237382	2.66%	46,866	2005
	11.537984	11.920233	3.31%	57,826	2004
	9.681804	11.537984	19.17%	69,120	2003
	11.820057	9.681804	-18.09%	78,696	2002
	13.253384	11.820057	-10.81%	35,429	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.508802	15.482982	6.71%	51,508	2010
	12.249031	14.508802	18.45%	66,695	2009
	13.433556	12.249031	-8.82%	101,976	2008
	12.962295	13.433556	3.64%	137,763	2007
	12.653506	12.962295	2.44%	144,396	2006
	12.700428	12.653506	-0.37%	162,729	2005
	12.462369	12.700428	1.91%	176,215	2004
	12.108907	12.462369	2.92%	209,370	2003
	11.263725	12.108907	7.50%	216,374	2002
	10.603847	11.263725	6.22%	49,328	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.082086	11.178791	10.88%	4,325	2010
	8.256936	10.082086	22.10%	4,325	2009
	11.205533	8.256936	-26.31%	7,996	2008
	10.487792	11.205533	6.84%	0	2007
	10.000000	10.487792	4.88%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.541377	10.746652	12.63%	718	2010
	7.533560	9.541377	26.65%	842	2009
	11.384028	7.533560	-33.82%	1,001	2008
	10.507729	11.384028	8.34%	0	2007
	10.000000	10.507729	5.08%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.061840	10.338382	14.09%	0	2010
	7.011827	9.061840	29.24%	0	2009
	11.513627	7.011827	-39.10%	0	2008
	10.527827	11.513627	9.36%	0	2007
	10.000000	10.527827	5.28%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.719783	10.218924	17.19%	2,842	2010
	6.007924	8.719783	45.14%	7,959	2009
	13.398310	6.007924	-55.16%	7,555	2008
	9.354605	13.398310	43.23%	5,261	2007
	10.000000	9.354605	-6.45%	4,091	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.390959	14.025386	13.19%	108,220	2010
	9.689103	12.390959	27.89%	149,484	2009
	17.195174	9.689103	-43.65%	189,875	2008
	17.240844	17.195174	-0.26%	252,854	2007
	14.597980	17.240844	18.10%	291,772	2006
	14.034109	14.597980	4.02%	327,925	2005
	12.811259	14.034109	9.55%	363,204	2004
	10.003066	12.811259	28.07%	376,685	2003
	12.253980	10.003066	-18.37%	356,212	2002
	13.128922	12.253980	-6.66%	137,884	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	9.989586	12.188437	22.01%	45,951	2010
	7.926138	9.989586	26.03%	73,232	2009
	15.273930	7.926138	-48.11%	83,653	2008
	12.242015	15.273930	24.77%	136,865	2007
	11.661788	12.242015	4.98%	157,680	2006
	11.220319	11.661788	3.93%	177,226	2005
	11.047999	11.220319	1.56%	202,592	2004
	8.459859	11.047999	30.59%	216,320	2003
	12.323670	8.459859	-31.35%	230,052	2002
	15.232000	12.323670	-19.09%	170,494	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.716151	13.111684	11.91%	12,212	2010
	8.285591	11.716151	41.40%	22,993	2009
	11.242436	8.285591	-26.30%	23,276	2008
	11.136228	11.242436	0.95%	34,611	2007
	10.184145	11.136228	9.35%	53,358	2006
	10.099701	10.184145	0.84%	55,234	2005
	9.380947	10.099701	7.66%	64,035	2004
	7.512154	9.380947	24.88%	70,746	2003
	7.371466	7.512154	1.91%	70,358	2002
	8.508002	7.371466	-13.36%	30,287	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.210790	11.414402	11.79%	2,900	2010
	7.213130	10.210790	41.56%	5,919	2009
	9.776164	7.213130	-26.22%	8,830	2008
	10.000000	9.776164	-2.24%	6,905	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.834084	12.532648	5.90%	15,444	2010
	10.402160	11.834084	13.77%	30,895	2009
	10.942735	10.402160	-4.94%	62,988	2008
	10.677621	10.942735	2.48%	13,044	2007
	10.408697	10.677621	2.58%	16,190	2006
	10.367180	10.408697	0.40%	20,500	2005
	10.104687	10.367180	2.60%	4,180	2004
	10.000000	10.104687	1.05%	1,012	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.149056	11.581012	26.58%	8,380	2010
	6.643934	9.149056	37.71%	8,307	2009
	11.167854	6.643934	-40.51%	19,309	2008
	9.833348	11.167854	13.57%	32,814	2007
	10.000000	9.833348	-1.67%	6,538	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.887863	15.433555	11.13%	6,367	2010
	11.168216	13.887863	24.35%	8,595	2009
	20.229789	11.168216	-44.79%	8,737	2008
	17.551030	20.229789	15.26%	10,412	2007
	15.129373	17.551030	16.01%	11,050	2006
	12.929468	15.129373	17.01%	11,961	2005
	11.583907	12.929468	11.62%	12,509	2004
	8.224601	11.583907	40.84%	16,453	2003
	10.498504	8.224601	-21.66%	23,629	2002
	13.560524	10.498504	-22.58%	33,057	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.025736	14.477677	11.15%	10,584	2010
	10.470591	13.025736	24.40%	16,900	2009
	18.970515	10.470591	-44.81%	26,966	2008
	16.455903	18.970515	15.28%	33,190	2007
	14.185006	16.455903	16.01%	42,768	2006
	12.127206	14.185006	16.97%	39,670	2005
	10.864300	12.127206	11.62%	41,228	2004
	7.711109	10.864300	40.89%	45,643	2003
	10.000000	7.711109	-22.89%	28,410	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.496555	14.298263	24.37%	5,722	2010
	7.426726	11.496555	54.80%	6,664	2009
	15.467034	7.426726	-51.98%	9,261	2008
	14.893926	15.467034	3.85%	7,552	2007
	13.032217	14.893926	14.29%	9,893	2006
	12.920158	13.032217	0.87%	13,679	2005
	11.524844	12.920158	12.11%	11,913	2004
	7.426249	11.524844	55.19%	26,777	2003
	10.000000	7.426249	-25.74%	5,593	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.443102	11.572490	10.81%	9,947	2010
	7.830809	10.443102	33.36%	30,083	2009
	11.319149	7.830809	-30.82%	48,166	2008
	11.093323	11.319149	2.04%	16,952	2007
	10.000000	11.093323	10.93%	1,835	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.140276	10.265572	26.11%	3,539	2010
	6.408405	8.140276	27.02%	3,333	2009
	9.728001	6.408405	-34.12%	5,497	2008
	10.133296	9.728001	-4.00%	7,476	2007
	10.000000	10.133296	1.33%	1,555	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.432430	9.143771	8.44%	0	2010
	6.582545	8.432430	28.10%	0	2009
	10.000000	6.582545	-34.17%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.646862	12.305253	15.58%	1,560	2010
	6.270718	10.646862	69.79%	2,114	2009
	13.472245	6.270718	-53.45%	1,013	2008
	10.644685	13.472245	26.56%	2,494	2007
	10.000000	10.644685	6.45%	2,371	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.728036	10.371969	6.62%	0	2010
	7.209489	9.728036	34.93%	1,265	2009
	12.298138	7.209489	-41.38%	556	2008
	10.832375	12.298138	13.53%	4,618	2007
	10.000000	10.832375	8.32%	6,852	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.879587	15.613571	12.49%	3,884	2010
	11.890503	13.879587	16.73%	6,318	2009
	11.383455	11.890503	4.45%	4,235	2008
	10.425263	11.383455	9.19%	752	2007
	10.000000	10.425263	4.25%	752	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.630216	9.778555	13.31%	0	2010
	7.268985	8.630216	18.73%	0	2009
	12.882480	7.268985	-43.57%	0	2008
	11.724195	12.882480	9.88%	1,500	2007
	11.239473	11.724195	4.31%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.695424	12.462184	16.52%	0	2010
	7.658878	10.695424	39.65%	0	2009
	14.729381	7.658878	-48.00%	0	2008
	13.548699	14.729381	8.71%	0	2007
	11.849141	13.548699	14.34%	1,747	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.949286	22.391287	6.88%	284	2010
	17.034183	20.949286	22.98%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.880893	9.300365	4.72%	50,744	2010
	6.184179	8.880893	43.61%	65,632	2009
	11.291345	6.184179	-45.23%	66,695	2008
	8.403216	11.291345	34.37%	99,795	2007
	7.830007	8.403216	7.32%	109,177	2006
	7.072868	7.830007	10.70%	122,194	2005
	6.096134	7.072868	16.02%	142,699	2004
	5.155250	6.096134	18.25%	158,076	2003
	6.234962	5.155250	-17.32%	195,585	2002
	8.110923	6.234962	-23.13%	158,402	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.049103	14.755881	22.46%	1,162	2010
	7.798632	12.049103	54.50%	5,882	2009
	14.134007	7.798632	-44.82%	6,253	2008
	11.804416	14.134007	19.73%	11,226	2007
	11.119075	11.804416	6.16%	6,225	2006
	10.154813	11.119075	9.50%	5,889	2005
	10.239640	10.154813	-0.83%	7,666	2004
	7.076041	10.239640	44.71%	15,518	2003
	10.000000	7.076041	-29.24%	15,720	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.915887	4.790931	22.35%	5,597	2010
	2.537698	3.915887	54.31%	13,641	2009
	4.605487	2.537698	-44.90%	19,156	2008
	3.848176	4.605487	19.68%	57,341	2007
	3.628519	3.848176	6.05%	59,972	2006
	3.307220	3.628519	9.72%	61,121	2005
	3.343773	3.307220	-1.09%	85,541	2004
	2.321074	3.343773	44.06%	105,232	2003
	3.995569	2.321074	-41.91%	136,441	2002
	6.482069	3.995569	-38.36%	82,760	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.301506	28.653714	22.97%	14,922	2010
	13.230570	23.301506	76.12%	21,647	2009
	28.150556	13.230570	-53.00%	25,090	2008
	22.350667	28.150556	25.95%	29,407	2007
	15.490810	22.350667	44.28%	32,342	2006
	11.930086	15.490810	29.85%	30,156	2005
	10.218272	11.930086	16.75%	35,446	2004
	7.721869	10.218272	32.33%	29,759	2003
	10.000000	7.721869	-22.78%	30,659	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.487751	16.584115	22.96%	11,432	2010
	7.658356	13.487751	76.12%	14,892	2009
	16.301067	7.658356	-53.02%	17,994	2008
	12.948047	16.301067	25.90%	34,639	2007
	8.978130	12.948047	44.22%	40,775	2006
	6.918472	8.978130	29.77%	43,379	2005
	5.926958	6.918472	16.73%	55,778	2004
	4.479412	5.926958	32.32%	65,146	2003
	6.134915	4.479412	-26.98%	101,867	2002
	8.147522	6.134915	-24.70%	107,123	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.563093	14.039775	21.42%	5,766	2010
	9.279686	11.563093	24.61%	5,766	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.038713	13.168233	9.38%	4,110	2010
	9.996365	12.038713	20.43%	7,389	2009
	15.112583	9.996365	-33.85%	20,903	2008
	14.282895	15.112583	5.81%	19,146	2007
	12.050714	14.282895	18.52%	1,038	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.724430	7.24%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.898494	10.249691	3.55%	36,080	2010
	8.880976	9.898494	11.46%	19,680	2009
	10.430732	8.880976	-14.86%	21,011	2008
	10.123616	10.430732	3.03%	23,084	2007
	9.877916	10.123616	2.49%	28,898	2006
	9.900293	9.877916	-0.23%	30,069	2005
	9.988556	9.900293	-0.88%	48,277	2004
	10.000000	9.988556	-0.11%	22,237	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.881167	11.624127	17.64%	0	2010
	8.184625	9.881167	20.73%	0	2009
	13.749672	8.184625	-40.47%	0	2008
	13.910027	13.749672	-1.15%	0	2007
	13.437060	13.910027	3.52%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.780466	13.025977	20.83%	0	2010
	8.340289	10.780466	29.26%	0	2009
	14.004101	8.340289	-40.44%	0	2008
	13.232854	14.004101	5.83%	0	2007
	11.832816	13.232854	11.83%	0	2006
	11.258724	11.832816	5.10%	0	2005
	10.000000	11.258724	12.59%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.444333	7.558008	17.28%	3,228	2010
	4.909233	6.444333	31.27%	3,879	2009
	8.144006	4.909233	-39.72%	9,122	2008
	6.927429	8.144006	17.56%	17,084	2007
	6.634147	6.927429	4.42%	26,600	2006
	6.333414	6.634147	4.75%	26,071	2005
	5.953998	6.333414	6.37%	26,631	2004
	4.560642	5.953998	30.55%	48,689	2003
	6.505832	4.560642	-29.90%	49,226	2002
	9.205900	6.505832	-29.33%	32,998	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.425797	13.866343	11.59%	73,355	2010
	10.000000	12.425797	24.26%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.136156	10.065308	10.17%	9,711	2010
	7.527012	9.136156	21.38%	15,637	2009
	10.898553	7.527012	-30.94%	10,441	2008
	10.441173	10.898553	4.38%	5,856	2007
	10.000000	10.441173	4.41%	3,775	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.320671	10.758440	4.24%	31,510	2010
	9.356954	10.320671	10.30%	30,472	2009
	10.556053	9.356954	-11.36%	34,918	2008
	10.423276	10.556053	1.27%	42,045	2007
	10.000000	10.423276	4.23%	13,822	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.136054	11.095465	9.47%	9,891	2010
	7.278126	10.136054	39.27%	11,042	2009
	12.060105	7.278126	-39.65%	13,110	2008
	10.723164	12.060105	12.47%	11,204	2007
	10.000000	10.723164	7.23%	6,347	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.447133	9.819331	16.24%	18,073	2010
	6.188730	8.447133	36.49%	25,332	2009
	11.280075	6.188730	-45.14%	28,931	2008
	10.250695	11.280075	10.04%	36,616	2007
	10.000000	10.250695	2.51%	28,155	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.659289	8.359747	9.15%	19,866	2010
	5.958951	7.659289	28.53%	21,871	2009
	9.782890	5.958951	-39.09%	13,601	2008
	10.000000	9.782890	-2.17%	5,231	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.471327	16.104864	11.29%	8,955	2010
	10.078138	14.471327	43.59%	21,563	2009
	14.230330	10.078138	-29.18%	29,652	2008
	14.030561	14.230330	1.42%	32,335	2007
	12.897677	14.030561	8.78%	37,182	2006
	12.808565	12.897677	0.70%	38,726	2005
	11.829065	12.808565	8.28%	47,351	2004
	9.836609	11.829065	20.26%	53,811	2003
	9.689126	9.836609	1.52%	47,815	2002
	9.453988	9.689126	2.49%	18,501	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.689363	13.009539	11.29%	16,501	2010
	8.136171	11.689363	43.67%	5,283	2009
	11.505618	8.136171	-29.29%	7,138	2008
	11.340421	11.505618	1.46%	6,040	2007
	10.425180	11.340421	8.78%	7,622	2006
	10.000000	10.425180	4.25%	9,159	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.709797	8.766116	13.70%	41,540	2010
	5.124937	7.709797	50.44%	61,277	2009
	10.000000	5.124937	-48.75%	2,687	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.904167	9.606980	21.54%	0	2010
	6.110003	7.904167	29.36%	0	2009
	10.000000	6.110003	-38.90%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.885821	9.583187	21.52%	0	2010
	6.108107	7.885821	29.10%	0	2009
	10.000000	6.108107	-38.92%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.058507	9.110982	13.06%	0	2010
	6.342067	8.058507	27.06%	0	2009
	10.000000	6.342067	-36.58%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.310557	10.109875	8.59%	0	2010
	7.900737	9.310557	17.84%	0	2009
	10.000000	7.900737	-20.99%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.768188	9.691973	10.54%	0	2010
	7.180256	8.768188	22.12%	0	2009
	10.000000	7.180256	-28.20%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.057746	10.564529	5.04%	3,320	2010
	9.048338	10.057746	11.16%	0	2009
	10.000000	9.048338	-9.52%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.039810	9.901666	9.53%	22,929	2010
	7.537235	9.039810	19.94%	18,231	2009
	10.000000	7.537235	-24.63%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.487804	9.459031	11.44%	0	2010
	6.818051	8.487804	24.49%	0	2009
	10.000000	6.818051	-31.82%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.582985	10.276328	7.24%	1,358	2010
	8.279837	9.582985	15.74%	1,415	2009
	10.000000	8.279837	-17.20%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.522958	11.079660	5.29%	0	2010
	9.835494	10.522958	6.99%	3,254	2009
	10.000000	9.835494	-1.65%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.481000	11.006772	5.02%	0	2010
	9.813706	10.481000	6.80%	0	2009
	10.000000	9.813706	-1.86%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.817344	24.928611	14.26%	144	2010
	13.583195	21.817344	60.62%	145	2009
	32.699975	13.583195	-58.46%	184	2008
	22.840560	32.699975	43.17%	558	2007
	16.985684	22.840560	34.47%	591	2006
	13.020203	16.985684	30.46%	631	2005
	10.964194	13.020203	18.75%	2,040	2004
	6.745447	10.964194	62.54%	2,602	2003
	8.090952	6.745447	-16.63%	7,516	2002
	8.677386	8.090952	-6.76%	3,287	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.186925	27.645366	14.30%	3,907	2010
	15.042758	24.186925	60.79%	6,192	2009
	36.271891	15.042758	-58.53%	6,774	2008
	25.340854	36.271891	43.14%	12,909	2007
	18.855195	25.340854	34.40%	13,096	2006
	14.451324	18.855195	30.47%	13,195	2005
	12.167999	14.451324	18.76%	14,587	2004
	7.488067	12.167999	62.50%	9,837	2003
	10.000000	7.488067	-25.12%	3,918	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.281051	14.717057	3.05%	59,460	2010
	14.140468	14.281051	0.99%	92,188	2009
	13.347313	14.140468	5.94%	104,590	2008
	12.665762	13.347313	5.38%	124,659	2007
	12.461292	12.665762	1.64%	145,323	2006
	12.269348	12.461292	1.56%	162,747	2005
	12.081076	12.269348	1.56%	175,507	2004
	12.042881	12.081076	0.32%	238,408	2003
	11.033039	12.042881	9.15%	301,590	2002
	10.460250	11.033039	5.48%	64,235	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.245196	11.415524	11.42%	710	2010
	8.030285	10.245196	27.58%	710	2009
	15.136694	8.030285	-46.95%	710	2008
	12.105750	15.136694	25.04%	710	2007
	9.256714	12.105750	30.78%	710	2006
	7.227958	9.256714	28.07%	710	2005
	6.435697	7.227958	12.31%	710	2004
	4.824815	6.435697	33.39%	710	2003
	6.464037	4.824815	-25.36%	710	2002
	9.212757	6.464037	-29.84%	329	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.434372	18.308307	11.40%	1,253	2010
	12.886474	16.434372	27.53%	3,450	2009
	24.282764	12.886474	-46.93%	2,304	2008
	19.419965	24.282764	25.04%	10,786	2007
	14.851148	19.419965	30.76%	11,771	2006
	11.599408	14.851148	28.03%	6,426	2005
	10.313672	11.599408	12.47%	8,576	2004
	7.748697	10.313672	33.10%	12,418	2003
	10.000000	7.748697	-22.51%	1,546	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.257188	8.721870	5.63%	293	2010
	6.528074	8.257188	26.49%	278	2009
	11.663775	6.528074	-44.03%	0	2008
	10.842547	11.663775	7.57%	2,171	2007
	10.000000	10.842547	8.43%	2,243	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.788571	13.290291	12.74%	12,457	2010
	9.422814	11.788571	25.11%	15,335	2009
	15.170486	9.422814	-37.89%	20,297	2008
	14.558931	15.170486	4.20%	39,661	2007
	12.665956	14.558931	14.95%	100,058	2006
	11.931477	12.665956	6.16%	104,606	2005
	10.639301	11.931477	12.15%	108,843	2004
	8.203385	10.639301	29.69%	83,391	2003
	10.000000	8.203385	-17.97%	53,460	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.511714	12.433015	8.00%	0	2010
	10.000000	11.511714	15.12%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.069770	13.298836	10.18%	0	2010
	10.000000	12.069770	20.70%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.784925	12.273494	4.15%	5,878	2010
	10.984715	11.784925	7.28%	15,282	2009
	11.884834	10.984715	-7.57%	16,169	2008
	11.468184	11.884834	3.63%	18,062	2007
	10.983058	11.468184	4.42%	22,566	2006
	10.809357	10.983058	1.61%	23,600	2005
	10.502098	10.809357	2.93%	143,775	2004
	9.895838	10.502098	6.13%	162,571	2003
	10.000000	9.895838	-1.04%	43,219	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.945785	13.030994	9.08%	103,289	2010
	10.195277	11.945785	17.17%	157,610	2009
	13.497257	10.195277	-24.46%	105,219	2008
	12.989787	13.497257	3.91%	104,098	2007
	11.860570	12.989787	9.52%	91,373	2006
	11.447227	11.860570	3.61%	68,571	2005
	10.625957	11.447227	7.73%	362,284	2004
	8.999570	10.625957	18.07%	300,999	2003
	10.000000	8.999570	-10.00%	102,411	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.008250	13.325997	10.97%	19,946	2010
	9.815472	12.008250	22.34%	22,618	2009
	14.546762	9.815472	-32.52%	51,214	2008
	13.935085	14.546762	4.39%	61,397	2007
	12.369589	13.935085	12.66%	68,216	2006
	11.745826	12.369589	5.31%	65,718	2005
	10.654414	11.745826	10.24%	281,769	2004
	8.553922	10.654414	24.56%	247,166	2003
	10.000000	8.553922	-14.46%	48,463	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.017093	12.825438	6.73%	7,736	2010
	10.665626	12.017093	12.67%	28,498	2009
	12.765018	10.665626	-16.45%	49,449	2008
	12.261864	12.765018	4.10%	46,128	2007
	11.498511	12.261864	6.64%	46,096	2006
	11.188941	11.498511	2.77%	41,946	2005
	10.616601	11.188941	5.39%	240,796	2004
	9.494075	10.616601	11.82%	242,387	2003
	10.000000	9.494075	-5.06%	57,606	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.289110	26.424307	24.12%	23,674	2010
	15.828437	21.289110	34.50%	33,772	2009
	25.331025	15.828437	-37.51%	47,714	2008
	23.947955	25.331025	5.78%	61,561	2007
	22.157413	23.947955	8.08%	73,280	2006
	20.096540	22.157413	10.25%	74,287	2005
	17.655987	20.096540	13.82%	79,613	2004
	13.332102	17.655987	32.43%	81,045	2003
	16.005443	13.332102	-16.70%	75,022	2002
	16.490935	16.005443	-2.94%	21,841	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.398912	11.210847	-1.65%	161,092	2010
	11.585286	11.398912	-1.61%	194,884	2009
	11.542601	11.585286	0.37%	386,647	2008
	11.200509	11.542601	3.05%	220,349	2007
	10.894355	11.200509	2.81%	204,212	2006
	10.788773	10.894355	0.98%	176,733	2005
	10.881482	10.788773	-0.85%	335,579	2004
	10.995248	10.881482	-1.03%	364,287	2003
	11.045897	10.995248	-0.46%	354,487	2002
	10.841575	11.045897	1.88%	106,990	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.063112	15.295503	8.76%	15,086	2010
	11.496194	14.063112	22.33%	26,967	2009
	14.132859	11.496194	-18.66%	36,044	2008
	13.735964	14.132859	2.89%	91,325	2007
	13.321271	13.735964	3.11%	104,747	2006
	13.255163	13.321271	0.50%	108,106	2005
	12.650922	13.255163	4.78%	137,603	2004
	11.473014	12.650922	10.27%	119,665	2003
	10.881227	11.473014	5.44%	83,817	2002
	10.619936	10.881227	2.46%	11,341	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.149676	9.140387	12.16%	36,334	2010
	6.072420	8.149676	34.21%	56,726	2009
	10.000000	6.072420	-39.28%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.770986	15.415417	4.36%	3,251	2010
	11.567338	14.770986	27.70%	4,043	2009
	21.916405	11.567338	-47.22%	11,101	2008
	21.651448	21.916405	1.22%	12,896	2007
	17.934223	21.651448	20.73%	15,150	2006
	16.272754	17.934223	10.21%	19,620	2005
	13.758110	16.272754	18.28%	10,054	2004
	10.000000	13.758110	37.58%	293	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.033533	9.126546	13.61%	8,418	2010
	6.294094	8.033533	27.64%	1,106	2009
	10.000000	6.294094	-37.06%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.399117	3.99%	301	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.867363	8.723860	10.89%	0	2010
	6.278351	7.867363	25.31%	0	2009
	10.000000	6.278351	-37.22%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.764221	9.684178	24.73%	83,095	2010
	6.210174	7.764221	25.02%	106,014	2009
	10.000000	6.210174	-37.90%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.575528	10.089948	17.66%	83,659	2010
	6.683090	8.575528	28.32%	119,584	2009
	10.000000	6.683090	-33.17%	1,315	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.899692	13.448046	23.38%	10,523	2010
	8.694850	10.899692	25.36%	20,354	2009
	16.500572	8.694850	-47.31%	26,989	2008
	15.288267	16.500572	7.93%	35,099	2007
	15.061103	15.288267	1.51%	46,672	2006
	14.166800	15.061103	6.31%	53,627	2005
	12.700547	14.166800	11.54%	57,024	2004
	9.617770	12.700547	32.05%	57,832	2003
	14.659211	9.617770	-34.39%	53,975	2002
	16.719097	14.659211	-12.32%	20,728	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.395119	31.621378	24.52%	15,244	2010
	20.458082	25.395119	24.13%	23,263	2009
	30.659723	20.458082	-33.27%	32,782	2008
	33.485668	30.659723	-8.44%	45,887	2007
	29.026186	33.485668	15.36%	51,410	2006
	28.631870	29.026186	1.38%	56,345	2005
	24.818800	28.631870	15.36%	61,211	2004
	16.087835	24.818800	54.27%	61,160	2003
	22.458672	16.087835	-28.37%	67,973	2002
	17.803398	22.458672	26.15%	25,199	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.901665	26.994603	23.25%	21,885	2010
	16.532129	21.901665	32.48%	34,705	2009
	27.195852	16.532129	-39.21%	55,812	2008
	27.077341	27.195852	0.44%	80,355	2007
	24.572263	27.077341	10.19%	92,125	2006
	22.243450	24.572263	10.47%	105,254	2005
	19.001877	22.243450	17.06%	132,647	2004
	13.701015	19.001877	38.69%	131,158	2003
	16.851295	13.701015	-18.69%	123,502	2002
	18.367325	16.851295	-8.25%	21,984	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.363320	11.563297	11.58%	16,647	2010
	8.356437	10.363320	24.02%	18,374	2009
	14.538377	8.356437	-42.52%	29,158	2008
	13.665574	14.538377	6.39%	49,112	2007
	12.227790	13.665574	11.76%	53,029	2006
	11.571236	12.227790	5.67%	57,595	2005
	10.720003	11.571236	7.94%	68,497	2004
	8.547905	10.720003	25.41%	78,118	2003
	10.516473	8.547905	-18.72%	83,504	2002
	12.127493	10.516473	-13.28%	43,408	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.185158	9.199628	28.04%	54,695	2010
	5.583979	7.185158	28.67%	74,420	2009
	10.000000	5.583979	-44.16%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.358995	10.434627	0.73%	6,783	2010
	9.833644	10.358995	5.34%	5,586	2009
	10.000000	9.833644	-1.66%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.075896	14.334019	9.62%	1,160	2010
	10.635869	13.075896	22.94%	2,019	2009
	19.430469	10.635869	-45.26%	2,019	2008
	16.478948	19.430469	17.91%	2,878	2007
	13.309808	16.478948	23.81%	3,978	2006
	11.339567	13.309808	17.37%	3,978	2005
	9.968174	11.339567	13.76%	3,978	2004
	7.449129	9.968174	33.82%	8,823	2003
	10.151774	7.449129	-26.62%	7,839	2002
	12.714940	10.151774	-20.16%	7,186	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.754680	19.446007	9.53%	0	2010
	14.442226	17.754680	22.94%	0	2009
	26.377250	14.442226	-45.25%	1,383	2008
	22.362632	26.377250	17.95%	330	2007
	18.072006	22.362632	23.74%	1,463	2006
	15.396766	18.072006	17.38%	0	2005
	13.534705	15.396766	13.76%	0	2004
	10.000000	13.534705	35.35%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.915827	13.820663	7.01%	177,473	2010
	10.000000	12.915827	29.16%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.890526	13.482517	4.59%	573	2010
	10.000000	12.890526	28.91%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.138888	11.544495	13.86%	30,744	2010
	8.019511	10.138888	26.43%	46,231	2009
	12.941561	8.019511	-38.03%	62,485	2008
	13.458229	12.941561	-3.84%	129,301	2007
	11.805622	13.458229	14.00%	150,751	2006
	11.514104	11.805622	2.53%	166,516	2005
	9.963657	11.514104	15.56%	155,846	2004
	7.707824	9.963657	29.27%	88,917	2003
	10.469799	7.707824	-26.38%	58,045	2002
	12.119427	10.469799	-13.61%	6,209	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.305112	20.879264	14.06%	22,451	2010
	13.323276	18.305112	37.39%	32,588	2009
	22.652004	13.323276	-41.18%	52,096	2008
	21.661296	22.652004	4.57%	46,845	2007
	18.713519	21.661296	15.75%	49,956	2006
	16.640631	18.713519	12.46%	58,401	2005
	14.194919	16.640631	17.23%	96,473	2004
	10.000000	14.194919	41.95%	79,550	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.406210	13.009145	14.05%	60,855	2010
	8.297510	11.406210	37.47%	79,173	2009
	14.105944	8.297510	-41.18%	109,747	2008
	13.491361	14.105944	4.56%	246,421	2007
	11.655041	13.491361	15.76%	262,797	2006
	10.366717	11.655041	12.43%	278,226	2005
	8.845490	10.366717	17.20%	301,259	2004
	6.288389	8.845490	40.66%	316,265	2003
	8.211680	6.288389	-23.42%	329,202	2002
	9.493145	8.211680	-13.50%	42,169	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.472500	2.788812	12.79%	0	2010
	1.983372	2.472500	24.66%	0	2009
	9.554138	1.983372	-79.24%	0	2008
	10.000000	9.554138	-4.46%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.664526	3.008767	12.92%	0	2010
	2.161890	2.664526	23.25%	0	2009
	10.307058	2.161890	-79.03%	0	2008
	10.491592	10.307058	-1.76%	0	2007
	10.000000	10.491592	4.92%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.584325	13.228552	14.19%	62,124	2010
	9.181622	11.584325	26.17%	84,098	2009
	15.173013	9.181622	-39.49%	102,302	2008
	14.775327	15.173013	2.69%	130,742	2007
	13.060178	14.775327	13.13%	156,203	2006
	12.529835	13.060178	4.23%	176,004	2005
	11.639025	12.529835	7.65%	190,341	2004
	9.338857	11.639025	24.63%	214,581	2003
	11.693870	9.338857	-20.14%	245,912	2002
	13.236091	11.693870	-11.65%	129,371	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.002283	9.712507	21.37%	1,875	2010
	5.930641	8.002283	34.93%	2,009	2009
	9.699671	5.930641	-38.86%	5,917	2008
	9.984100	9.699671	-2.85%	6,155	2007
	10.000000	9.984100	-0.16%	555	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.085415	13.897125	25.36%	10,325	2010
	8.499807	11.085415	30.42%	16,784	2009
	16.968927	8.499807	-49.91%	20,173	2008
	16.227583	16.968927	4.57%	29,317	2007
	16.025463	16.227583	1.26%	32,317	2006
	14.505376	16.025463	10.48%	32,294	2005
	12.313446	14.505376	17.80%	39,039	2004
	9.968740	12.313446	23.52%	41,202	2003
	14.037370	9.968740	-28.98%	43,404	2002
	20.768575	14.037370	-32.41%	35,112	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.845085	11.665801	7.57%	112	2010
	10.000000	10.845085	8.45%	203	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.924366	11.301282	3.45%	2,694	2010
	10.000000	10.924366	9.24%	1,001	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.519755	5.20%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.256771	10.808313	5.38%	3,124	2010
	9.511461	10.256771	7.84%	3,051	2009
	10.770119	9.511461	-11.69%	7,690	2008
	10.385438	10.770119	3.70%	94	2007
	10.000000	10.385438	3.85%	24,021	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	33.904538	36.594804	7.93%	2,377	2010
	26.475117	33.904538	28.06%	2,604	2009
	31.661206	26.475117	-16.38%	2,936	2008
	30.221133	31.661206	4.77%	2,998	2007
	27.729876	30.221133	8.98%	3,377	2006
	25.116712	27.729876	10.40%	3,436	2005
	23.203314	25.116712	8.25%	3,744	2004
	18.451021	23.203314	25.76%	9,222	2003
	17.176522	18.451021	7.42%	8,419	2002
	15.863998	17.176522	8.27%	2,668	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.055080	27.518864	24.77%	1,229	2010
	10.508498	22.055080	109.88%	21,277	2009
	30.313832	10.508498	-65.33%	2,100	2008
	22.407306	30.313832	35.29%	2,975	2007
	16.327165	22.407306	37.24%	6,549	2006
	12.588829	16.327165	29.70%	2,712	2005
	10.000000	12.588829	25.89%	4,210	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.069151	53.728614	24.75%	1,291	2010
	20.541986	43.069151	109.66%	1,785	2009
	59.306449	20.541986	-65.36%	1,933	2008
	43.822423	59.306449	35.33%	3,438	2007
	31.941114	43.822423	37.20%	5,585	2006
	24.602994	31.941114	29.83%	7,203	2005
	19.870857	24.602994	23.81%	8,136	2004
	13.103231	19.870857	51.65%	11,282	2003
	13.721459	13.103231	-4.51%	14,055	2002
	14.210596	13.721459	-3.44%	10,487	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.700686	33.943206	27.12%	2,010	2010
	17.224167	26.700686	55.02%	1,850	2009
	32.491558	17.224167	-46.99%	1,762	2008
	22.734416	32.491558	42.92%	7,404	2007
	18.560497	22.734416	22.49%	15,720	2006
	12.446323	18.560497	49.12%	20,194	2005
	10.000000	12.446323	24.46%	6,773	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	40.536170	51.523505	27.11%	0	2010
	26.163298	40.536170	54.94%	575	2009
	49.379822	26.163298	-47.02%	1,038	2008
	34.544385	49.379822	42.95%	1,650	2007
	28.212403	34.544385	22.44%	2,254	2006
	18.911846	28.212403	49.18%	2,694	2005
	15.478646	18.911846	22.18%	5,275	2004
	10.869895	15.478646	42.40%	9,972	2003
	11.374685	10.869895	-4.44%	3,995	2002
	12.915760	11.374685	-11.93%	181	2001

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.249634	11.325020	10.49%	0	2010
	8.202012	10.249634	24.96%	4,067	2009
	13.422531	8.202012	-38.89%	4,511	2008
	12.413523	13.422531	8.13%	4,511	2007
	11.102283	12.413523	11.81%	4,511	2006
	10.380113	11.102283	6.96%	4,511	2005
	9.623995	10.380113	7.86%	4,511	2004
	7.250000	9.623995	32.74%	4,511	2003
	9.629285	7.250000	-24.71%	4,962	2002
	9.760791	9.629285	-1.35%	4,962	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.965903	13.347223	21.72%	0	2010
	7.547129	10.965903	45.30%	0	2009

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.906134	17.304699	24.44%	0	2010
	9.916493	13.906134	40.23%	0	2009
	15.701038	9.916493	-36.84%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.938727	12.336573	3.33%	0	2010
	11.019566	11.938727	8.34%	0	2009
	11.391105	11.019566	-3.26%	0	2008
	10.584296	11.391105	7.62%	0	2007
	10.598601	10.584296	-0.13%	0	2006
	10.615502	10.598601	-0.16%	0	2005
	10.206041	10.615502	4.01%	0	2004
	10.000000	10.206041	2.06%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.379453	9.402390	12.21%	297	2010
	7.218139	8.379453	16.09%	2,454	2009
	11.225835	7.218139	-35.70%	2,236	2008
	11.428768	11.225835	-1.78%	2,823	2007
	9.929177	11.428768	15.10%	2,823	2006
	9.653346	9.929177	2.86%	2,889	2005
	8.691036	9.653346	11.07%	2,848	2004
	6.834929	8.691036	27.16%	2,898	2003
	8.623786	6.834929	-20.74%	2,932	2002
	9.573565	8.623786	-9.92%	5,528	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.058556	11.791438	17.23%	3,111	2010
	7.874490	10.058556	27.74%	1,369	2009
	10.589059	7.874490	-25.64%	0	2008
	11.027429	10.589059	-3.98%	0	2007
	10.000000	11.027429	10.27%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.039340	12.989971	7.90%	0	2010
	10.000000	12.039340	20.39%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.099384	11.142160	10.33%	0	2010
	10.000000	10.099384	0.99%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.897305	14.715765	23.69%	91	2010
	9.680413	11.897305	22.90%	91	2009
	14.254844	9.680413	-32.09%	91	2008
	14.598370	14.254844	-2.35%	91	2007
	12.979641	14.598370	12.47%	91	2006
	12.312807	12.979641	5.42%	0	2005
	10.276639	12.312807	19.81%	0	2004
	7.587564	10.276639	35.44%	0	2003
	10.000000	7.587564	-24.12%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ	7.004877	7.906074	12.87%	448	2010
	5.327622	7.004877	31.48%	448	2009
	8.265192	5.327622	-35.54%	1,477	2008
	7.801519	8.265192	5.94%	1,477	2007
	7.267419	7.801519	7.35%	1,477	2006
	7.134773	7.267419	1.86%	1,477	2005
	6.833733	7.134773	4.41%	4,795	2004
	5.517158	6.833733	23.86%	6,203	2003
	7.899217	5.517158	-30.16%	6,732	2002
	10.380157	7.899217	-23.90%	8,290	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.072997	9.113400	12.89%	27,940	2010
	6.500695	8.072997	24.19%	27,940	2009
	10.521014	6.500695	-38.21%	28,837	2008
	10.169522	10.521014	3.46%	31,058	2007
	8.956764	10.169522	13.54%	32,485	2006
	8.702901	8.956764	2.92%	31,277	2005
	8.001922	8.702901	8.76%	34,636	2004
	6.341490	8.001922	26.18%	34,636	2003
	8.309551	6.341490	-23.68%	34,636	2002
	9.626823	8.309551	-13.68%	35,765	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.215280	10.446304	13.36%	1,777	2010
	7.649085	9.215280	20.48%	2,216	2009
	11.045665	7.649085	-30.75%	3,214	2008
	10.489561	11.045665	5.30%	3,523	2007
	9.160955	10.489561	14.50%	3,523	2006
	8.928061	9.160955	2.61%	3,850	2005
	8.646151	8.928061	3.26%	3,850	2004
	7.258882	8.646151	19.11%	3,850	2003
	8.866534	7.258882	-18.13%	4,653	2002
	9.946799	8.866534	-10.86%	6,320	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.430333	15.391419	6.66%	483	2010
	12.188974	14.430333	18.39%	19,554	2009
	13.374489	12.188974	-8.86%	18,029	2008
	12.911892	13.374489	3.58%	18,029	2007
	12.610701	12.911892	2.39%	18,029	2006
	12.663894	12.610701	-0.42%	18,029	2005
	12.432845	12.663894	1.86%	18,029	2004
	12.086367	12.432845	2.87%	18,029	2003
	11.248475	12.086367	7.45%	483	2002
	10.594913	11.248475	6.17%	483	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.063301	11.152294	10.82%	0	2010
	8.245737	10.063301	22.04%	0	2009
	11.196038	8.245737	-26.35%	0	2008
	10.484257	11.196038	6.79%	0	2007
	10.000000	10.484257	4.84%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.523576	10.721144	12.57%	0	2010
	7.523329	9.523576	26.59%	0	2009
	11.374367	7.523329	-33.86%	0	2008
	10.504183	11.374367	8.28%	0	2007
	10.000000	10.504183	5.04%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.044919	10.313841	14.03%	0	2010
	7.002297	9.044919	29.17%	0	2009
	11.503856	7.002297	-39.13%	0	2008
	10.524279	11.503856	9.31%	0	2007
	10.000000	10.524279	5.24%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.703507	10.194669	17.13%	0	2010
	5.999758	8.703507	45.06%	0	2009
	13.386940	5.999758	-55.18%	0	2008
	9.351449	13.386940	43.15%	0	2007
	10.000000	9.351449	-6.49%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.312785	10.535840	13.13%	773	2010
	7.285831	9.312785	27.82%	583	2009
	12.936709	7.285831	-43.68%	706	2008
	12.977703	12.936709	-0.32%	706	2007
	10.993905	12.977703	18.04%	2,379	2006
	10.574610	10.993905	3.97%	4,537	2005
	9.658120	10.574610	9.49%	4,862	2004
	7.544918	9.658120	28.01%	6,376	2003
	9.247408	7.544918	-18.41%	16,043	2002
	9.912757	9.247408	-6.71%	14,839	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.033050	8.576777	21.95%	4,796	2010
	5.583142	7.033050	25.97%	8,060	2009
	10.764399	5.583142	-48.13%	9,059	2008
	8.632044	10.764399	24.70%	11,204	2007
	8.227083	8.632044	4.92%	30,506	2006
	7.919648	8.227083	3.88%	30,903	2005
	7.801994	7.919648	1.51%	32,512	2004
	5.977313	7.801994	30.53%	33,317	2003
	8.711728	5.977313	-31.39%	35,056	2002
	10.773174	8.711728	-19.13%	33,524	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.087208	11.282982	11.85%	0	2010
	7.137243	10.087208	41.33%	0	2009
	9.689202	7.137243	-26.34%	0	2008
	9.602576	9.689202	0.90%	0	2007
	8.786070	9.602576	9.29%	0	2006
	8.717634	8.786070	0.79%	0	2005
	8.101344	8.717634	7.61%	1,540	2004
	6.490761	8.101344	24.81%	1,540	2003
	6.372448	6.490761	1.86%	0	2002
	7.358723	6.372448	-13.40%	1,821	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.196940	11.393124	11.73%	0	2010
	7.207015	10.196940	41.49%	0	2009
	9.772842	7.207015	-26.25%	0	2008
	10.000000	9.772842	-2.27%	0	2007

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.132006	11.553557	26.52%	0	2010
	6.634926	9.132006	37.64%	680	2009
	11.158385	6.634926	-40.54%	1,609	2008
	9.830032	11.158385	13.51%	5,942	2007
	10.000000	9.830032	-1.70%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.581339	11.753048	11.07%	1,180	2010
	8.513548	10.581339	24.29%	1,180	2009
	15.429063	8.513548	-44.82%	1,180	2008
	13.392845	15.429063	15.20%	1,180	2007
	11.550783	13.392845	15.95%	3,190	2006
	9.876226	11.550783	16.96%	3,190	2005
	8.852908	9.876226	11.56%	4,451	2004
	6.288770	8.852908	40.77%	4,451	2003
	8.031546	6.288770	-21.70%	3,574	2002
	10.379362	8.031546	-22.62%	6,057	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.975013	14.413982	11.09%	0	2010
	10.435125	12.975013	24.34%	1,025	2009
	18.915891	10.435125	-44.83%	947	2008
	16.416913	18.915891	15.22%	875	2007
	14.158574	16.416913	15.95%	958	2006
	12.110746	14.158574	16.91%	2,369	2005
	10.855078	12.110746	11.57%	2,013	2004
	7.708483	10.855078	40.82%	2,027	2003
	10.000000	7.708483	-22.92%	1,198	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.451772	14.235332	24.31%	0	2010
	7.401564	11.451772	54.72%	0	2009
	15.422507	7.401564	-52.01%	473	2008
	14.858647	15.422507	3.79%	1,460	2007
	13.007946	14.858647	14.23%	2,285	2006
	12.902636	13.007946	0.82%	1,340	2005
	11.515065	12.902636	12.05%	2,811	2004
	7.423709	11.515065	55.11%	0	2003
	10.000000	7.423709	-25.76%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.423613	11.545028	10.76%	1,761	2010
	7.820175	10.423613	33.29%	0	2009
	11.309545	7.820175	-30.85%	0	2008
	11.089575	11.309545	1.98%	0	2007
	10.000000	11.089575	10.90%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.125063	10.241189	26.04%	0	2010
	6.399697	8.125063	26.96%	0	2009
	9.719744	6.399697	-34.16%	0	2008
	10.129883	9.719744	-4.05%	0	2007
	10.000000	10.129883	1.30%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.425280	9.131381	8.38%	0	2010
	6.580310	8.425280	28.04%	0	2009
	10.000000	6.580310	-34.20%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.627001	12.276071	15.52%	0	2010
	6.262201	10.627001	69.70%	0	2009
	13.460804	6.262201	-53.48%	0	2008
	10.641087	13.460804	26.50%	0	2007
	10.000000	10.641087	6.41%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.709886	10.347358	6.57%	0	2010
	7.199705	9.709886	34.87%	0	2009
	12.287718	7.199705	-41.41%	0	2008
	10.828723	12.287718	13.47%	0	2007
	10.000000	10.828723	8.29%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.853761	15.576602	12.44%	0	2010
	11.874402	13.853761	16.67%	0	2009
	11.373802	11.874402	4.40%	0	2008
	10.421750	11.373802	9.14%	0	2007
	10.000000	10.421750	4.22%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.596596	9.735503	13.25%	0	2010
	7.244363	8.596596	18.67%	0	2009
	12.845375	7.244363	-43.60%	0	2008
	11.696400	12.845375	9.82%	0	2007
	11.218519	11.696400	4.26%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.664672	12.420045	16.46%	0	2010
	7.640737	10.664672	39.58%	0	2009
	14.702008	7.640737	-48.03%	0	2008
	13.530439	14.702008	8.66%	0	2007
	11.839172	13.530439	14.29%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.852791	22.276829	6.83%	0	2010
	16.964338	20.852791	22.92%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.836160	9.248831	4.67%	573	2010
	6.156160	8.836160	43.53%	573	2009
	11.245915	6.156160	-45.26%	3,248	2008
	8.373693	11.245915	34.30%	3,248	2007
	7.806451	8.373693	7.27%	3,248	2006
	7.055157	7.806451	10.65%	3,248	2005
	6.083963	7.055157	15.96%	8,838	2004
	5.147573	6.083963	18.19%	10,631	2003
	6.228852	5.147573	-17.36%	11,874	2002
	8.107133	6.228852	-23.17%	14,083	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.002177	14.690952	22.40%	0	2010
	7.772210	12.002177	54.42%	0	2009
	14.093313	7.772210	-44.85%	0	2008
	11.776438	14.093313	19.67%	0	2007
	11.098352	11.776438	6.11%	0	2006
	10.141036	11.098352	9.44%	0	2005
	10.230953	10.141036	-0.88%	0	2004
	7.073630	10.230953	44.64%	0	2003
	10.000000	7.073630	-29.26%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.896141	4.764356	22.28%	1,170	2010
	2.526192	3.896141	54.23%	2,040	2009
	4.586938	2.526192	-44.93%	3,317	2008
	3.834638	4.586938	19.62%	3,317	2007
	3.617587	3.834638	6.00%	3,317	2006
	3.298923	3.617587	9.66%	3,316	2005
	3.337081	3.298923	-1.14%	6,608	2004
	2.317610	3.337081	43.99%	6,608	2003
	3.991639	2.317610	-41.94%	6,608	2002
	6.479020	3.991639	-38.39%	8,141	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.210861	28.527753	22.91%	1,147	2010
	13.185794	23.210861	76.03%	866	2009
	28.069600	13.185794	-53.02%	1,464	2008
	22.297783	28.069600	25.89%	551	2007
	15.461983	22.297783	44.21%	551	2006
	11.913909	15.461983	29.78%	551	2005
	10.209599	11.913909	16.69%	551	2004
	7.719236	10.209599	32.26%	551	2003
	10.000000	7.719236	-22.81%	551	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.419831	16.492218	22.89%	600	2010
	7.623666	13.419831	76.03%	1,456	2009
	16.235545	7.623666	-53.04%	2,784	2008
	12.902589	16.235545	25.83%	2,784	2007
	8.951137	12.902589	44.14%	12,932	2006
	6.901163	8.951137	29.70%	12,932	2005
	5.915144	6.901163	16.67%	19,743	2004
	4.472745	5.915144	32.25%	19,743	2003
	6.128895	4.472745	-27.02%	22,397	2002
	8.143702	6.128895	-24.74%	23,807	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.529869	13.992337	21.36%	0	2010
	9.257720	11.529869	24.54%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.991826	13.110285	9.33%	1,566	2010
	9.962500	11.991826	20.37%	710	2009
	15.069070	9.962500	-33.89%	1,552	2008
	14.249058	15.069070	5.75%	0	2007
	12.028264	14.249058	18.46%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.720815	7.21%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.864986	10.209806	3.50%	0	2010
	8.855412	9.864986	11.40%	0	2009
	10.405989	8.855412	-14.90%	0	2008
	10.104772	10.405989	2.98%	0	2007
	9.864528	10.104772	2.44%	0	2006
	9.891887	9.864528	-0.28%	0	2005
	9.985156	9.891887	-0.93%	0	2004
	10.000000	9.985156	-0.15%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.842719	11.573024	17.58%	0	2010
	8.156925	9.842719	20.67%	0	2009
	13.710117	8.156925	-40.50%	0	2008
	13.877105	13.710117	-1.20%	0	2007
	13.412068	13.877105	3.47%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.749471	12.981945	20.77%	0	2010
	8.320532	10.749471	29.19%	0	2009
	13.978067	8.320532	-40.47%	0	2008
	13.215001	13.978067	5.77%	0	2007
	11.822846	13.215001	11.78%	0	2006
	11.254941	11.822846	5.05%	0	2005
	10.000000	11.254941	12.55%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.885505	5.726869	17.22%	1,153	2010
	3.723622	4.885505	31.20%	1,150	2009
	6.180327	3.723622	-39.75%	1,118	2008
	5.259774	6.180327	17.50%	1,230	2007
	5.039656	5.259774	4.37%	1,259	2006
	4.813650	5.039656	4.70%	1,980	2005
	4.527588	4.813650	6.32%	1,922	2004
	3.469794	4.527588	30.49%	1,883	2003
	4.952256	3.469794	-29.94%	1,878	2002
	7.011148	4.952256	-29.37%	1,767	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.421582	13.854600	11.54%	2,396	2010
	10.000000	12.421582	24.22%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.119112	10.041443	10.11%	0	2010
	7.516796	9.119112	21.32%	0	2009
	10.889310	7.516796	-30.97%	0	2008
	10.437649	10.889310	4.33%	0	2007
	10.000000	10.437649	4.38%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.301441	10.732937	4.19%	0	2010
	9.344260	10.301441	10.24%	0	2009
	10.547109	9.344260	-11.40%	0	2008
	10.419772	10.547109	1.22%	0	2007
	10.000000	10.419772	4.20%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.117159	11.069150	9.41%	0	2010
	7.268248	10.117159	39.20%	0	2009
	12.049870	7.268248	-39.68%	0	2008
	10.719544	12.049870	12.41%	0	2007
	10.000000	10.719544	7.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.431393	9.796069	16.19%	396	2010
	6.180334	8.431393	36.42%	396	2009
	11.270518	6.180334	-45.16%	396	2008
	10.247234	11.270518	9.99%	396	2007
	10.000000	10.247234	2.47%	396	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.648876	8.344149	9.09%	0	2010
	5.953882	7.648876	28.47%	0	2009
	9.779553	5.953882	-39.12%	0	2008
	10.000000	9.779553	-2.20%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.295414	14.788691	11.23%	258	2010
	9.263916	13.295414	43.52%	258	2009
	13.087309	9.263916	-29.21%	258	2008
	12.910184	13.087309	1.37%	258	2007
	11.873788	12.910184	8.73%	258	2006
	11.797727	11.873788	0.64%	258	2005
	10.901080	11.797727	8.23%	258	2004
	9.069535	10.901080	20.19%	258	2003
	8.938092	9.069535	1.47%	258	2002
	8.725646	8.938092	2.43%	258	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.661664	12.972115	11.24%	0	2010
	8.121026	11.661664	43.60%	0	2009
	11.490054	8.121026	-29.32%	0	2008
	11.330863	11.490054	1.40%	0	2007
	10.421681	11.330863	8.72%	0	2006
	10.000000	10.421681	4.22%	1,115	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.703242	8.754195	13.64%	0	2010
	5.123186	7.703242	50.36%	0	2009
	10.000000	5.123186	-48.77%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.897457	9.593953	21.48%	0	2010
	6.107929	7.897457	29.30%	0	2009
	10.000000	6.107929	-38.92%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.879127	9.570204	21.46%	0	2010
	6.106026	7.879127	29.04%	0	2009
	10.000000	6.106026	-38.94%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.051675	9.098629	13.00%	0	2010
	6.339916	8.051675	27.00%	0	2009
	10.000000	6.339916	-36.60%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.302682	10.096181	8.53%	0	2010
	7.898055	9.302682	17.78%	0	2009
	10.000000	7.898055	-21.02%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.760766	9.678850	10.48%	0	2010
	7.177820	8.760766	22.05%	0	2009
	10.000000	7.177820	-28.22%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.049218	10.550197	4.99%	0	2010
	9.045270	10.049218	11.10%	0	2009
	10.000000	9.045270	-9.55%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.032136	9.888232	9.48%	0	2010
	7.534670	9.032136	19.87%	0	2009
	10.000000	7.534670	-24.65%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.480594	9.446193	11.39%	0	2010
	6.815732	8.480594	24.43%	0	2009
	10.000000	6.815732	-31.84%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.574869	10.262408	7.18%	0	2010
	8.277026	9.574869	15.68%	0	2009
	10.000000	8.277026	-17.23%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.514058	11.064660	5.24%	2,422	2010
	9.832166	10.514058	6.94%	0	2009
	10.000000	9.832166	-1.68%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.472120	10.991856	4.96%	0	2010
	9.810381	10.472120	6.75%	0	2009
	10.000000	9.810381	-1.90%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.714927	24.798986	14.20%	0	2010
	13.526313	21.714927	60.54%	0	2009
	32.579671	13.526313	-58.48%	0	2008
	22.768148	32.579671	43.09%	0	2007
	16.940420	22.768148	34.40%	0	2006
	12.992081	16.940420	30.39%	0	2005
	10.946077	12.992081	18.69%	0	2004
	6.737713	10.946077	62.46%	0	2003
	8.085801	6.737713	-16.67%	0	2002
	8.676322	8.085801	-6.81%	279	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.092836	27.523843	14.24%	0	2010
	14.991860	24.092836	60.71%	0	2009
	36.167634	14.991860	-58.55%	0	2008
	25.280916	36.167634	43.06%	0	2007
	18.820135	25.280916	34.33%	0	2006
	14.431753	18.820135	30.41%	0	2005
	12.157699	14.431753	18.70%	0	2004
	7.485519	12.157699	62.42%	0	2003
	10.000000	7.485519	-25.14%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.637532	15.076750	3.00%	399	2010
	14.500804	14.637532	0.94%	18,734	2009
	13.694396	14.500804	5.89%	18,831	2008
	13.001762	13.694396	5.33%	19,152	2007
	12.798374	13.001762	1.59%	21,359	2006
	12.607632	12.798374	1.51%	21,287	2005
	12.420485	12.607632	1.51%	21,140	2004
	12.387519	12.420485	0.27%	22,533	2003
	11.354552	12.387519	9.10%	3,641	2002
	10.770572	11.354552	5.42%	4,758	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.197126	11.356188	11.37%	0	2010
	7.996675	10.197126	27.52%	0	2009
	15.081031	7.996675	-46.98%	0	2008
	12.067387	15.081031	24.97%	0	2007
	9.232054	12.067387	30.71%	0	2006
	7.212356	9.232054	28.00%	0	2005
	6.425076	7.212356	12.25%	0	2004
	4.819298	6.425076	33.32%	0	2003
	6.459936	4.819298	-25.40%	0	2002
	9.211629	6.459936	-29.87%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.370417	18.227803	11.35%	0	2010
	12.842853	16.370417	27.47%	0	2009
	24.212910	12.842853	-46.96%	0	2008
	19.373993	24.212910	24.98%	0	2007
	14.823511	19.373993	30.70%	0	2006
	11.583693	14.823511	27.97%	0	2005
	10.304923	11.583693	12.41%	0	2004
	7.746056	10.304923	33.03%	0	2003
	10.000000	7.746056	-22.54%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.241771	8.701155	5.57%	0	2010
	6.519215	8.241771	26.42%	0	2009
	11.653883	6.519215	-44.06%	0	2008
	10.838892	11.653883	7.52%	0	2007
	10.000000	10.838892	8.39%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.741097	13.230055	12.68%	0	2010
	9.389637	11.741097	25.04%	0	2009
	15.124787	9.389637	-37.92%	0	2008
	14.522502	15.124787	4.15%	0	2007
	12.640673	14.522502	14.89%	0	2006
	11.913697	12.640673	6.10%	0	2005
	10.628853	11.913697	12.09%	0	2004
	8.199498	10.628853	29.63%	0	2003
	10.000000	8.199498	-18.01%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.507802	12.422474	7.95%	0	2010
	10.000000	11.507802	15.08%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.065671	13.287558	10.13%	0	2010
	10.000000	12.065671	20.66%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.737507	12.217905	4.09%	0	2010
	10.946084	11.737507	7.23%	0	2009
	11.849056	10.946084	-7.62%	0	2008
	11.439502	11.849056	3.58%	0	2007
	10.961134	11.439502	4.36%	0	2006
	10.793259	10.961134	1.56%	0	2005
	10.491789	10.793259	2.87%	0	2004
	9.891153	10.491789	6.07%	0	2003
	10.000000	9.891153	-1.09%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.897721	12.971979	9.03%	578	2010
	10.159426	11.897721	17.11%	578	2009
	13.456647	10.159426	-24.50%	0	2008
	12.957311	13.456647	3.85%	0	2007
	11.836907	12.957311	9.47%	0	2006
	11.430176	11.836907	3.56%	0	2005
	10.615527	11.430176	7.67%	0	2004
	8.995312	10.615527	18.01%	0	2003
	10.000000	8.995312	-10.05%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.959902	13.265593	10.92%	0	2010
	9.780927	11.959902	22.28%	0	2009
	14.502953	9.780927	-32.56%	0	2008
	13.900226	14.502953	4.34%	0	2007
	12.344896	13.900226	12.60%	0	2006
	11.728326	12.344896	5.26%	0	2005
	10.643945	11.728326	10.19%	0	2004
	8.549857	10.643945	24.49%	0	2003
	10.000000	8.549857	-14.50%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.968718	12.767323	6.67%	0	2010
	10.628096	11.968718	12.61%	0	2009
	12.726582	10.628096	-16.49%	0	2008
	12.231204	12.726582	4.05%	0	2007
	11.475585	12.231204	6.58%	0	2006
	11.172292	11.475585	2.71%	0	2005
	10.606188	11.172292	5.34%	0	2004
	9.489589	10.606188	11.77%	0	2003
	10.000000	9.489589	-5.10%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.661606	20.670084	24.06%	623	2010
	12.394191	16.661606	34.43%	1,380	2009
	19.845137	12.394191	-37.55%	2,706	2008
	18.771190	19.845137	5.72%	1,872	2007
	17.376513	18.771190	8.03%	3,564	2006
	15.768301	17.376513	10.20%	4,372	2005
	13.860424	15.768301	13.76%	5,549	2004
	10.471383	13.860424	32.36%	5,554	2003
	12.577501	10.471383	-16.75%	4,195	2002
	12.965645	12.577501	-2.99%	4,198	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.137615	10.948291	-1.70%	2,072	2010
	11.325476	11.137615	-1.66%	6,440	2009
	11.289488	11.325476	0.32%	7,327	2008
	10.960502	11.289488	3.00%	4,701	2007
	10.666317	10.960502	2.76%	10,762	2006
	10.568302	10.666317	0.93%	11,696	2005
	10.664538	10.568302	-0.90%	11,696	2004
	10.781517	10.664538	-1.08%	14,510	2003
	10.836691	10.781517	-0.51%	45,596	2002
	10.641677	10.836691	1.83%	52,509	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.551342	14.731399	8.71%	0	2010
	11.083470	13.551342	22.27%	2,180	2009
	13.632414	11.083470	-18.70%	3,955	2008
	13.256349	13.632414	2.84%	902	2007
	12.862646	13.256349	3.06%	810	2006
	12.805314	12.862646	0.45%	771	2005
	12.227805	12.805314	4.72%	698	2004
	11.094926	12.227805	10.21%	664	2003
	10.527978	11.094926	5.39%	611	2002
	10.280419	10.527978	2.41%	1,734	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.142763	9.127989	12.10%	1,317	2010
	6.070359	8.142763	34.14%	1,369	2009
	10.000000	6.070359	-39.30%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.720979	15.355440	4.31%	0	2010
	11.534047	14.720979	27.63%	0	2009
	21.864487	11.534047	-47.25%	311	2008
	21.611209	21.864487	1.17%	1,170	2007
	17.909961	21.611209	20.67%	1,672	2006
	16.258970	17.909961	10.15%	1,866	2005
	13.753445	16.258970	18.22%	881	2004
	10.000000	13.753445	37.53%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.026722	9.114191	13.55%	0	2010
	6.291956	8.026722	27.57%	0	2009
	10.000000	6.291956	-37.08%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.395573	3.96%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.860693	8.712042	10.83%	0	2010
	6.276217	7.860693	25.25%	0	2009
	10.000000	6.276217	-37.24%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.757631	9.671044	24.66%	3,535	2010
	6.208058	7.757631	24.96%	4,191	2009
	10.000000	6.208058	-37.92%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.568256	10.076273	17.60%	0	2010
	6.680815	8.568256	28.25%	0	2009
	10.000000	6.680815	-33.19%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.840720	13.368487	23.32%	0	2010
	8.652209	10.840720	25.29%	476	2009
	16.428033	8.652209	-47.33%	420	2008
	15.228839	16.428033	7.87%	363	2007
	15.010175	15.228839	1.46%	386	2006
	14.126052	15.010175	6.26%	352	2005
	12.670461	14.126052	11.49%	1,071	2004
	9.599855	12.670461	31.99%	1,037	2003
	14.639366	9.599855	-34.42%	366	2002
	16.705019	14.639366	-12.37%	310	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	18.156682	22.596774	24.45%	1,654	2010
	14.634307	18.156682	24.07%	1,901	2009
	21.943047	14.634307	-33.31%	1,876	2008
	23.977837	21.943047	-8.49%	2,310	2007
	20.795111	23.977837	15.31%	2,688	2006
	20.523009	20.795111	1.33%	2,755	2005
	17.798875	20.523009	15.31%	3,511	2004
	11.543278	17.798875	54.19%	3,519	2003
	16.122666	11.543278	-28.40%	2,736	2002
	12.787277	16.122666	26.08%	2,327	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.948705	22.111198	23.19%	644	2010
	13.555192	17.948705	32.41%	658	2009
	22.310072	13.555192	-39.24%	714	2008
	22.224214	22.310072	0.39%	734	2007
	20.178364	22.224214	10.14%	698	2006
	18.275241	20.178364	10.41%	2,101	2005
	15.619903	18.275241	17.00%	2,660	2004
	11.268207	15.619903	38.62%	3,101	2003
	13.866158	11.268207	-18.74%	3,458	2002
	15.121378	13.866158	-8.30%	3,468	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.064012	8.993192	11.52%	0	2010
	6.505702	8.064012	23.95%	0	2009
	11.324266	6.505702	-42.55%	222	2008
	10.649866	11.324266	6.33%	222	2007
	9.534200	10.649866	11.70%	222	2006
	9.026851	9.534200	5.62%	222	2005
	8.367042	9.026851	7.89%	222	2004
	6.675091	8.367042	25.35%	1,772	2003
	8.216536	6.675091	-18.76%	1,772	2002
	9.480069	8.216536	-13.33%	4,587	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.179054	9.187145	27.97%	0	2010
	5.582069	7.179054	28.61%	0	2009
	10.000000	5.582069	-44.18%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.350221	10.420487	0.68%	0	2010
	9.830311	10.350221	5.29%	0	2009
	10.000000	9.830311	-1.70%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.866849	10.810719	9.57%	0	2010
	8.029729	9.866849	22.88%	0	2009
	14.676850	8.029729	-45.29%	0	2008
	12.453767	14.676850	17.85%	0	2007
	10.063836	12.453767	23.75%	0	2006
	8.578434	10.063836	17.32%	0	2005
	7.544804	8.578434	13.70%	0	2004
	5.641033	7.544804	33.75%	0	2003
	7.691601	5.641033	-26.66%	0	2002
	9.638561	7.691601	-20.20%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.694588	19.370359	9.47%	0	2010
	14.400670	17.694588	22.87%	0	2009
	26.314770	14.400670	-45.28%	0	2008
	22.321059	26.314770	17.89%	0	2007
	18.047559	22.321059	23.68%	0	2006
	15.383743	18.047559	17.32%	754	2005
	13.530129	15.383743	13.70%	0	2004
	10.000000	13.530129	35.30%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.911434	13.808941	6.95%	7,552	2010
	10.000000	12.911434	29.11%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.886142	13.471087	4.54%	0	2010
	10.000000	12.886142	28.86%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.887116	8.975974	13.81%	517	2010
	6.241606	7.887116	26.36%	517	2009
	10.077576	6.241606	-38.06%	517	2008
	10.485261	10.077576	-3.89%	2,604	2007
	9.202382	10.485261	13.94%	5,098	2006
	8.979694	9.202382	2.48%	2,968	2005
	7.774478	8.979694	15.50%	0	2004
	6.017346	7.774478	29.20%	0	2003
	8.177730	6.017346	-26.42%	0	2002
	9.471062	8.177730	-13.66%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.243138	20.798018	14.00%	0	2010
	13.284926	18.243138	37.32%	743	2009
	22.598324	13.284926	-41.21%	750	2008
	21.621027	22.598324	4.52%	1,894	2007
	18.688207	21.621027	15.69%	2,652	2006
	16.626541	18.688207	12.40%	2,239	2005
	14.190099	16.626541	17.17%	1,496	2004
	10.000000	14.190099	41.90%	845	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.350309	12.938807	14.00%	0	2010
	8.261035	11.350309	37.40%	0	2009
	14.051084	8.261035	-41.21%	0	2008
	13.445762	14.051084	4.50%	0	2007
	11.621530	13.445762	15.70%	409	2006
	10.342152	11.621530	12.37%	468	2005
	8.829014	10.342152	17.14%	468	2004
	6.279861	8.829014	40.59%	468	2003
	8.204726	6.279861	-23.46%	2,505	2002
	9.489961	8.204726	-13.54%	2,435	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.469149	2.783619	12.74%	0	2010
	1.981687	2.469149	24.60%	0	2009
	9.550890	1.981687	-79.25%	0	2008
	10.000000	9.550890	-4.49%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.659550	3.001625	12.86%	0	2010
	2.158949	2.659550	23.19%	0	2009
	10.298312	2.158949	-79.04%	0	2008
	10.488054	10.298312	-1.81%	0	2007
	10.000000	10.488054	4.88%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.426197	9.617272	14.14%	327	2010
	6.681916	8.426197	26.10%	327	2009
	11.047780	6.681916	-39.52%	2,545	2008
	10.763720	11.047780	2.64%	2,545	2007
	9.519072	10.763720	13.08%	2,545	2006
	9.137147	9.519072	4.18%	2,545	2005
	8.491851	9.137147	7.60%	2,545	2004
	6.817103	8.491851	24.57%	4,066	2003
	8.540552	6.817103	-20.18%	8,512	2002
	9.671852	8.540552	-11.70%	9,132	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.987353	9.689461	21.31%	0	2010
	5.922587	7.987353	34.86%	0	2009
	9.691444	5.922587	-38.89%	0	2008
	9.980733	9.691444	-2.90%	0	2007
	10.000000	9.980733	-0.19%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.450703	9.335767	25.30%	1,492	2010
	5.715778	7.450703	30.35%	1,861	2009
	11.416738	5.715778	-49.94%	4,006	2008
	10.923544	11.416738	4.51%	4,266	2007
	10.792970	10.923544	1.21%	4,266	2006
	9.774156	10.792970	10.42%	4,540	2005
	8.301377	9.774156	17.74%	4,754	2004
	6.724059	8.301377	23.46%	5,083	2003
	9.473229	6.724059	-29.02%	6,503	2002
	14.023027	9.473229	-32.45%	6,503	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.841398	11.655907	7.51%	0	2010
	10.000000	10.841398	8.41%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.920652	11.291696	3.40%	0	2010
	10.000000	10.920652	9.21%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.516214	5.16%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.237665	10.782688	5.32%	0	2010
	9.498565	10.237665	7.78%	0	2009
	10.760988	9.498565	-11.73%	0	2008
	10.381939	10.760988	3.65%	0	2007
	10.000000	10.381939	3.82%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	26.116941	28.174937	7.88%	0	2010
	20.404365	26.116941	28.00%	0	2009
	24.413707	20.404365	-16.42%	0	2008
	23.315194	24.413707	4.71%	0	2007
	21.404075	23.315194	8.93%	0	2006
	19.396867	21.404075	10.35%	0	2005
	17.928317	19.396867	8.19%	0	2004
	14.263644	17.928317	25.69%	0	2003
	13.285149	14.263644	7.37%	0	2002
	12.276257	13.285149	8.22%	0	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.991657	27.425810	24.71%	0	2010
	10.483599	21.991657	109.77%	0	2009
	30.257475	10.483599	-65.35%	0	2008
	22.377079	30.257475	35.22%	0	2007
	16.313414	22.377079	37.17%	0	2006
	12.584599	16.313414	29.63%	0	2005
	10.000000	12.584599	25.85%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	26.890464	33.528738	24.69%	0	2010
	12.832010	26.890464	109.56%	0	2009
	37.066048	12.832010	-65.38%	0	2008
	27.402650	37.066048	35.26%	0	2007
	19.983261	27.402650	37.13%	0	2006
	15.400121	19.983261	29.76%	0	2005
	12.444385	15.400121	23.75%	0	2004
	8.210254	12.444385	51.57%	0	2003
	8.602001	8.210254	-4.55%	0	2002
	8.913211	8.602001	-3.49%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.623921	33.828442	27.06%	0	2010
	17.183383	26.623921	54.94%	0	2009
	32.431172	17.183383	-47.02%	0	2008
	22.703760	32.431172	42.84%	0	2007
	18.544874	22.703760	22.43%	0	2006
	12.442137	18.544874	49.05%	0	2005
	10.000000	12.442137	24.42%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	34.171384	43.411488	27.04%	0	2010
	22.066487	34.171384	54.86%	0	2009
	41.668880	22.066487	-47.04%	0	2008
	29.164988	41.668880	42.87%	0	2007
	23.831127	29.164988	22.38%	0	2006
	15.982999	23.831127	49.10%	0	2005
	13.088136	15.982999	22.12%	0	2004
	9.195824	13.088136	42.33%	0	2003
	9.627768	9.195824	-4.49%	0	2002
	10.937759	9.627768	-11.98%	0	2001

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.195107	11.259038	10.44%	0	2010
	8.162523	10.195107	24.90%	0	2009
	13.364723	8.162523	-38.92%	0	2008
	12.366387	13.364723	8.07%	0	2007
	11.065737	12.366387	11.75%	0	2006
	10.351193	11.065737	6.90%	0	2005
	9.602053	10.351193	7.80%	0	2004
	7.237144	9.602053	32.68%	0	2003
	9.617102	7.237144	-24.75%	0	2002
	9.753435	9.617102	-1.40%	0	2001*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.912116	13.275024	21.65%	0	2010
	7.513936	10.912116	45.23%	0	2009

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.851931	17.228495	24.38%	243	2010
	9.882870	13.851931	40.16%	0	2009
	15.655792	9.882870	-36.87%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.898278	12.288522	3.28%	187	2010
	10.987820	11.898278	8.29%	230	2009
	11.364069	10.987820	-3.31%	211	2008
	10.564578	11.364069	7.57%	0	2007
	10.584226	10.564578	-0.19%	0	2006
	10.606483	10.584226	-0.21%	0	2005
	10.202557	10.606483	3.96%	9,569	2004
	10.000000	10.202557	2.03%	2,837	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.334107	9.346757	12.15%	23,981	2010
	7.182722	8.334107	16.03%	24,013	2009
	11.176437	7.182722	-35.73%	26,856	2008
	11.384294	11.176437	-1.83%	27,527	2007
	9.895561	11.384294	15.04%	28,109	2006
	9.625539	9.895561	2.81%	28,696	2005
	8.670410	9.625539	11.02%	28,823	2004
	6.822181	8.670410	27.09%	30,511	2003
	8.612091	6.822181	-20.78%	18,887	2002
	9.565494	8.612091	-9.97%	3,818	2001*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.039771	11.763414	17.17%	0	2010
	7.863789	10.039771	27.67%	0	2009
	10.580065	7.863789	-25.67%	0	2008
	11.023713	10.580065	-4.02%	0	2007
	10.000000	11.023713	10.24%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.035254	12.978965	7.84%	0	2010
	10.000000	12.035254	20.35%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.099102	11.136180	10.27%	0	2010
	10.000000	10.099102	0.99%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.850957	14.650990	23.63%	504	2010
	9.647621	11.850957	22.84%	504	2009
	14.213808	9.647621	-32.13%	504	2008
	14.563792	14.213808	-2.40%	504	2007
	12.955471	14.563792	12.41%	504	2006
	12.296116	12.955471	5.36%	504	2005
	10.267923	12.296116	19.75%	504	2004
	7.584974	10.267923	35.37%	504	2003
	10.000000	7.584974	-24.15%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ	6.966964	7.859299	12.81%	0	2010
	5.301486	6.966964	31.42%	0	2009
	8.228838	5.301486	-35.57%	0	2008
	7.771180	8.228838	5.89%	0	2007
	7.242824	7.771180	7.29%	0	2006
	7.114235	7.242824	1.81%	0	2005
	6.817526	7.114235	4.35%	0	2004
	5.506865	6.817526	23.80%	0	2003
	7.888512	5.506865	-30.19%	0	2002
	10.371408	7.888512	-23.94%	2,566	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.029310	9.059475	12.83%	5,107	2010
	6.468806	8.029310	24.12%	6,733	2009
	10.474745	6.468806	-38.24%	11,574	2008
	10.129984	10.474745	3.40%	13,831	2007
	8.926469	10.129984	13.48%	16,633	2006
	8.677868	8.926469	2.86%	19,539	2005
	7.982961	8.677868	8.70%	21,928	2004
	6.329672	7.982961	26.12%	42,599	2003
	8.298290	6.329672	-23.72%	42,424	2002
	9.618706	8.298290	-13.73%	12,385	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.165378	10.384462	13.30%	3,408	2010
	7.611539	9.165378	20.41%	3,000	2009
	10.997056	7.611539	-30.79%	4,668	2008
	10.448742	10.997056	5.25%	7,176	2007
	9.129937	10.448742	14.44%	7,413	2006
	8.902348	9.129937	2.56%	10,084	2005
	8.625637	8.902348	3.21%	7,607	2004
	7.245341	8.625637	19.05%	7,656	2003
	8.854519	7.245341	-18.17%	4,698	2002
	9.938414	8.854519	-10.91%	3,889	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.352224	15.300326	6.61%	32,121	2010
	12.129179	14.352224	18.33%	31,654	2009
	13.315654	12.129179	-8.91%	34,982	2008
	12.861674	13.315654	3.53%	38,213	2007
	12.568036	12.861674	2.34%	32,274	2006
	12.627451	12.568036	-0.47%	34,151	2005
	12.403369	12.627451	1.81%	34,104	2004
	12.063856	12.403369	2.81%	37,934	2003
	11.233244	12.063856	7.39%	34,740	2002
	10.585977	11.233244	6.11%	2,450	2001*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.044514	11.125829	10.77%	7,852	2010
	8.234540	10.044514	21.98%	2,071	2009
	11.186527	8.234540	-26.39%	0	2008
	10.480714	11.186527	6.73%	0	2007
	10.000000	10.480714	4.81%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.505804	10.695700	12.52%	0	2010
	7.513113	9.505804	26.52%	0	2009
	11.364720	7.513113	-33.89%	0	2008
	10.500643	11.364720	8.23%	0	2007
	10.000000	10.500643	5.01%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.028059	10.289386	13.97%	0	2010
	6.992800	9.028059	29.11%	0	2009
	11.494100	6.992800	-39.16%	0	2008
	10.520727	11.494100	9.25%	0	2007
	10.000000	10.520727	5.21%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.687244	10.170447	17.07%	16,136	2010
	5.991605	8.687244	44.99%	16,136	2009
	13.375568	5.991605	-55.20%	658	2008
	9.348281	13.375568	43.08%	0	2007
	10.000000	9.348281	-6.52%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.262405	10.473510	13.08%	27,642	2010
	7.250103	9.262405	27.76%	27,164	2009
	12.879844	7.250103	-43.71%	31,904	2008
	12.927267	12.879844	-0.37%	38,353	2007
	10.956738	12.927267	17.98%	38,413	2006
	10.544204	10.956738	3.91%	42,294	2005
	9.635243	10.544204	9.43%	45,215	2004
	7.530864	9.635243	27.94%	45,506	2003
	9.234883	7.530864	-18.45%	26,540	2002
	9.904395	9.234883	-6.76%	5,272	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.994978	8.526012	21.89%	11,023	2010
	5.555748	6.994978	25.91%	8,727	2009
	10.717047	5.555748	-48.16%	12,435	2008
	8.598464	10.717047	24.64%	12,033	2007
	8.199242	8.598464	4.87%	12,718	2006
	7.896862	8.199242	3.83%	14,133	2005
	7.783505	7.896862	1.46%	13,908	2004
	5.966173	7.783505	30.46%	14,101	2003
	8.699922	5.966173	-31.42%	12,066	2002
	10.764092	8.699922	-19.18%	4,472	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.032625	11.216214	11.80%	14,337	2010
	7.102221	10.032625	41.26%	19,043	2009
	9.646583	7.102221	-26.38%	22,772	2008
	9.565232	9.646583	0.85%	23,887	2007
	8.756341	9.565232	9.24%	28,277	2006
	8.692546	8.756341	0.73%	30,292	2005
	8.082144	8.692546	7.55%	25,982	2004
	6.478666	8.082144	24.75%	34,587	2003
	6.363800	6.478666	1.80%	24,618	2002
	7.352510	6.363800	-13.45%	1,298	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.183117	11.371889	11.67%	3,198	2010
	7.200894	10.183117	41.41%	3,138	2009
	9.769508	7.200894	-26.29%	3,279	2008
	10.000000	9.769508	-2.30%	3,653	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.754079	12.435257	5.80%	15,958	2010
	10.342347	11.754079	13.65%	15,656	2009
	10.890884	10.342347	-5.04%	4,474	2008
	10.637906	10.890884	2.38%	4,972	2007
	10.380507	10.637906	2.48%	6,034	2006
	10.349600	10.380507	0.30%	4,918	2005
	10.097816	10.349600	2.49%	0	2004
	10.000000	10.097816	0.98%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.114962	11.526142	26.45%	971	2010
	6.625909	9.114962	37.57%	924	2009
	11.148913	6.625909	-40.57%	1,664	2008
	9.826712	11.148913	13.46%	666	2007
	10.000000	9.826712	-1.73%	1,167	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.524057	11.683484	11.02%	566	2010
	8.471764	10.524057	24.23%	642	2009
	15.361166	8.471764	-44.85%	731	2008
	13.340733	15.361166	15.14%	787	2007
	11.511681	13.340733	15.89%	821	2006
	9.847782	11.511681	16.90%	847	2005
	8.831911	9.847782	11.50%	847	2004
	6.277043	8.831911	40.70%	847	2003
	8.020658	6.277043	-21.74%	847	2002
	10.370604	8.020658	-22.66%	637	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.924493	14.350569	11.03%	1,238	2010
	10.399791	12.924493	24.28%	1,098	2009
	18.861459	10.399791	-44.86%	1,856	2008
	16.378046	18.861459	15.16%	1,941	2007
	14.132218	16.378046	15.89%	1,495	2006
	12.094330	14.132218	16.85%	1,595	2005
	10.845870	12.094330	11.51%	118	2004
	7.705852	10.845870	40.75%	118	2003
	10.000000	7.705852	-22.94%	1,065	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.407165	14.172684	24.24%	4,739	2010
	7.376482	11.407165	54.64%	4,739	2009
	15.378089	7.376482	-52.03%	4,739	2008
	14.823438	15.378089	3.74%	5,050	2007
	12.983709	14.823438	14.17%	5,050	2006
	12.885137	12.983709	0.77%	6,030	2005
	11.505305	12.885137	11.99%	5,478	2004
	7.421189	11.505305	55.03%	6,747	2003
	10.000000	7.421189	-25.79%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.404178	11.517649	10.70%	298	2010
	7.809563	10.404178	33.22%	0	2009
	11.299943	7.809563	-30.89%	0	2008
	11.085844	11.299943	1.93%	0	2007
	10.000000	11.085844	10.86%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.109914	10.216906	25.98%	0	2010
	6.391007	8.109914	26.90%	334	2009
	9.711503	6.391007	-34.19%	624	2008
	10.126467	9.711503	-4.10%	215	2007
	10.000000	10.126467	1.26%	377	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.418116	9.118982	8.33%	0	2010
	6.578070	8.418116	27.97%	0	2009
	10.000000	6.578070	-34.22%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.607169	12.246934	15.46%	770	2010
	6.253697	10.607169	69.61%	770	2009
	13.449382	6.253697	-53.50%	770	2008
	10.637496	13.449382	26.43%	0	2007
	10.000000	10.637496	6.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.691749	10.322782	6.51%	0	2010
	7.189916	9.691749	34.80%	0	2009
	12.277282	7.189916	-41.44%	412	2008
	10.825066	12.277282	13.42%	333	2007
	10.000000	10.825066	8.25%	733	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.827897	15.539614	12.38%	13,116	2010
	11.858278	13.827897	16.61%	12,066	2009
	11.364157	11.858278	4.35%	0	2008
	10.418235	11.364157	9.08%	0	2007
	10.000000	10.418235	4.18%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.563124	9.692673	13.19%	0	2010
	7.219820	8.563124	18.61%	0	2009
	12.808389	7.219820	-43.63%	0	2008
	11.668696	12.808389	9.77%	0	2007
	11.197624	11.668696	4.21%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.633981	12.378008	16.40%	0	2010
	7.622629	10.633981	39.51%	0	2009
	14.674642	7.622629	-48.06%	0	2008
	13.512160	14.674642	8.60%	0	2007
	11.829178	13.512160	14.23%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.756661	22.162871	677.47%	0	2010
	16.894710	20.756661	22.86%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.791629	9.197534	4.62%	9,888	2010
	6.128249	8.791629	43.46%	7,366	2009
	11.200658	6.128249	-45.29%	7,642	2008
	8.344255	11.200658	34.23%	5,915	2007
	7.782962	8.344255	7.21%	5,915	2006
	7.037497	7.782962	10.59%	7,411	2005
	6.071817	7.037497	15.90%	7,411	2004
	5.139904	6.071817	18.13%	7,411	2003
	6.222739	5.139904	-17.40%	8,152	2002
	8.103330	6.222739	-23.21%	438	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.955396	14.626244	22.34%	0	2010
	7.745860	11.955396	54.35%	0	2009
	14.052708	7.745860	-44.88%	0	2008
	11.748520	14.052708	19.61%	384	2007
	11.077674	11.748520	6.06%	416	2006
	10.127278	11.077674	9.38%	404	2005
	10.222274	10.127278	-0.93%	0	2004
	7.071217	10.222274	44.56%	434	2003
	10.000000	7.071217	-29.29%	444	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.876473	4.737899	22.22%	0	2010
	2.514722	3.876473	54.15%	0	2009
	4.568463	2.514722	-44.95%	0	2008
	3.821146	4.568463	19.56%	0	2007
	3.606695	3.821146	5.95%	0	2006
	3.290663	3.606695	9.60%	0	2005
	3.330422	3.290663	-1.19%	0	2004
	2.314154	3.330422	43.92%	0	2003
	3.987735	2.314154	-41.97%	0	2002
	6.475985	3.987735	-38.42%	1,071	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.120428	28.402184	22.84%	8,144	2010
	13.141108	23.120428	75.94%	13,713	2009
	27.988777	13.141108	-53.05%	8,117	2008
	22.244956	27.988777	25.82%	9,268	2007
	15.433172	22.244956	44.14%	9,362	2006
	11.897749	15.433172	29.72%	9,362	2005
	10.200936	11.897749	16.63%	9,594	2004
	7.716615	10.200936	32.19%	9,594	2003
	10.000000	7.716615	-22.83%	6,050	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.352217	16.400788	22.83%	6,429	2010
	7.589110	13.352217	75.94%	661	2009
	16.170208	7.589110	-53.07%	762	2008
	12.857245	16.170208	25.77%	839	2007
	8.924201	12.857245	44.07%	2,805	2006
	6.883881	8.924201	29.64%	2,993	2005
	5.903326	6.883881	16.61%	3,162	2004
	4.466078	5.903326	32.18%	3,330	2003
	6.122880	4.466078	-27.06%	3,501	2002
	8.139885	6.122880	-24.78%	3,628	2001*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.496687	13.944976	21.30%	193	2010
	9.235770	11.496687	24.48%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.945131	13.052601	9.27%	0	2010
	9.928761	11.945131	20.31%	225	2009
	15.025703	9.928761	-33.92%	783	2008
	14.215319	15.025703	5.70%	1,019	2007
	12.005873	14.215319	18.40%	827	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.717202	7.17%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.831558	10.170023	3.44%	1,412	2010
	8.829886	9.831558	11.34%	1,084	2009
	10.381283	8.829886	-14.94%	3,270	2008
	10.085950	10.381283	2.93%	3,562	2007
	9.851160	10.085950	2.38%	4,207	2006
	9.883486	9.851160	-0.33%	3,687	2005
	9.981747	9.883486	-0.98%	5,222	2004
	10.000000	9.981747	-0.18%	3,840	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.804385	11.522095	17.52%	0	2010
	8.129291	9.804385	20.61%	0	2009
	13.670639	8.129291	-40.53%	0	2008
	13.844223	13.670639	-1.25%	0	2007
	13.387078	13.844223	3.41%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.718556	12.938030	20.71%	0	2010
	8.300816	10.718556	29.13%	0	2009
	13.952052	8.300816	-40.50%	0	2008
	13.197166	13.952052	5.72%	0	2007
	11.812879	13.197166	11.72%	0	2006
	11.251154	11.812879	4.99%	0	2005
	10.000000	11.251154	12.51%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.859066	5.693000	17.16%	2,934	2010
	3.705355	4.859066	31.14%	3,013	2009
	6.153148	3.705355	-39.78%	3,099	2008
	5.239327	6.153148	17.44%	3,193	2007
	5.022615	5.239327	4.31%	3,275	2006
	4.799798	5.022615	4.64%	3,515	2005
	4.516845	4.799798	6.26%	3,603	2004
	3.463330	4.516845	30.42%	3,753	2003
	4.945547	3.463330	-29.97%	3,086	2002
	7.005239	4.945547	-29.40%	0	2001*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.417364	13.842853	11.48%	6,480	2010
	10.000000	12.417364	24.17%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.102112	10.017612	10.06%	0	2010
	7.506594	9.102112	21.25%	349	2009
	10.880072	7.506594	-31.01%	487	2008
	10.434128	10.880072	4.27%	1,504	2007
	10.000000	10.434128	4.34%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.282254	10.707494	4.14%	683	2010
	9.331593	10.282254	10.19%	1,477	2009
	10.538162	9.331593	-11.45%	614	2008
	10.416259	10.538162	1.17%	724	2007
	10.000000	10.416259	4.16%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.098290	11.042898	9.35%	2,216	2010
	7.258389	10.098290	39.13%	1,211	2009
	12.039659	7.258389	-39.71%	1,341	2008
	10.715931	12.039659	12.35%	957	2007
	10.000000	10.715931	7.16%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.415640	9.772798	16.13%	3,166	2010
	6.171929	8.415640	36.35%	1,068	2009
	11.260943	6.171929	-45.19%	2,148	2008
	10.243775	11.260943	9.93%	1,140	2007
	10.000000	10.243775	2.44%	1,126	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.638486	8.328583	9.03%	0	2010
	5.948820	7.638486	28.40%	0	2009
	9.776234	5.948820	-39.15%	0	2008
	10.000000	9.776234	-2.24%	946	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.223456	14.701168	11.17%	7,649	2010
	9.218454	13.223456	43.45%	10,172	2009
	13.029721	9.218454	-29.25%	10,548	2008
	12.859947	13.029721	1.32%	11,064	2007
	11.833579	12.859947	8.67%	11,191	2006
	11.763752	11.833579	0.59%	11,253	2005
	10.875215	11.763752	8.17%	11,253	2004
	9.052629	10.875215	20.13%	12,870	2003
	8.925976	9.052629	1.42%	9,184	2002
	8.718281	8.925976	2.38%	0	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.634011	12.934760	11.18%	424	2010
	8.105879	11.634011	43.53%	457	2009
	11.474465	8.105879	-29.36%	733	2008
	11.321282	11.474465	1.35%	838	2007
	10.418162	11.321282	8.67%	346	2006
	10.000000	10.418162	4.18%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.696717	8.742345	13.59%	14,770	2010
	5.121447	7.696717	50.28%	14,919	2009
	10.000000	5.121447	-48.79%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.890737	9.580926	21.42%	272	2010
	6.105844	7.890737	29.23%	0	2009
	10.000000	6.105844	-38.94%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.872447	9.557223	21.40%	0	2010
	6.103951	7.872447	28.97%	0	2009
	10.000000	6.103951	-38.96%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.044836	9.086283	12.95%	0	2010
	6.337755	8.044836	26.94%	0	2009
	10.000000	6.337755	-36.62%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.294787	10.082476	8.47%	0	2010
	7.895368	9.294787	17.72%	0	2009
	10.000000	7.895368	-21.05%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.753321	9.665696	10.42%	0	2010
	7.175372	8.753321	21.99%	0	2009
	10.000000	7.175372	-28.25%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.040691	10.535889	4.93%	0	2010
	9.042194	10.040691	11.04%	0	2009
	10.000000	9.042194	-9.58%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.024479	9.874824	9.42%	0	2010
	7.532112	9.024479	19.81%	0	2009
	10.000000	7.532112	-24.68%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.473381	9.433360	11.33%	0	2010
	6.813408	8.473381	24.36%	0	2009
	10.000000	6.813408	-31.87%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.566746	10.248492	7.13%	0	2010
	8.274211	9.566746	15.62%	0	2009
	10.000000	8.274211	-17.26%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.505141	11.049660	5.18%	0	2010
	9.828834	10.505141	6.88%	0	2009
	10.000000	9.828834	-1.71%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.463248	10.976951	4.91%	0	2010
	9.807050	10.463248	6.69%	0	2009
	10.000000	9.807050	-1.93%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.612988	24.670048	14.14%	0	2010
	13.469657	21.612988	60.46%	0	2009
	32.459799	13.469657	-58.50%	0	2008
	22.695973	32.459799	43.02%	0	2007
	16.895288	22.695973	34.33%	0	2006
	12.964022	16.895288	30.32%	0	2005
	10.927986	12.964022	18.63%	0	2004
	6.729993	10.927986	62.38%	0	2003
	8.080662	6.729993	-16.71%	0	2002
	8.675258	8.080662	-6.85%	0	2001*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.998998	27.402727	14.18%	1,036	2010
	14.941067	23.998998	60.62%	445	2009
	36.063538	14.941067	-58.57%	11,092	2008
	25.221040	36.063538	42.99%	11,092	2007
	18.785091	25.221040	34.26%	11,092	2006
	14.412181	18.785091	30.34%	11,092	2005
	12.147387	14.412181	18.64%	445	2004
	7.482965	12.147387	62.33%	445	2003
	10.000000	7.482965	-25.17%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.558360	14.987582	2.95%	8,309	2010
	14.429707	14.558360	0.89%	8,643	2009
	13.634178	14.429707	5.83%	10,722	2008
	12.951217	13.634178	5.27%	12,712	2007
	12.755077	12.951217	1.54%	13,914	2006
	12.571358	12.755077	1.46%	20,486	2005
	12.391049	12.571358	1.46%	20,807	2004
	12.364450	12.391049	0.22%	21,881	2003
	11.339175	12.364450	9.04%	26,126	2002
	10.761486	11.339175	5.37%	571	2001*

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.149248	11.297133	11.31%	0	2010
	7.963186	10.149248	27.45%	0	2009
	15.025539	7.963186	-47.00%	0	2008
	12.029127	15.025539	24.91%	0	2007
	9.207449	12.029127	30.65%	0	2006
	7.196780	9.207449	27.94%	0	2005
	6.414454	7.196780	12.20%	0	2004
	4.813780	6.414454	33.25%	0	2003
	6.455831	4.813780	-25.44%	0	2002
	9.210500	6.455831	-29.91%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.306621	18.147551	11.29%	0	2010
	12.799315	16.306621	27.40%	0	2009
	24.143154	12.799315	-46.99%	0	2008
	19.328046	24.143154	24.91%	0	2007
	14.795862	19.328046	30.63%	0	2006
	11.567943	14.795862	27.90%	0	2005
	10.296163	11.567943	12.35%	0	2004
	7.743411	10.296163	32.97%	0	2003
	10.000000	7.743411	-22.57%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.226406	8.680525	5.52%	0	2010
	6.510364	8.226406	26.36%	0	2009
	11.644002	6.510364	-44.09%	0	2008
	10.835236	11.644002	7.46%	0	2007
	10.000000	10.835236	8.35%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.558347	13.017499	12.62%	0	2010
	9.248197	11.558347	24.98%	0	2009
	14.904562	9.248197	-37.95%	0	2008
	14.318370	14.904562	4.09%	0	2007
	12.469319	14.318370	14.83%	0	2006
	11.758161	12.469319	6.05%	0	2005
	10.495425	11.758161	12.03%	30,945	2004
	8.100685	10.495425	29.56%	30,045	2003
	10.116319	8.100685	-19.92%	3,279	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.503903	12.411964	7.89%	0	2010
	10.000000	11.503903	15.04%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.061576	13.276309	10.07%	0	2010
	10.000000	12.061576	20.62%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.710202	12.183286	4.04%	0	2010
	10.926170	11.710202	7.18%	0	2009
	11.833511	10.926170	-7.67%	0	2008
	11.430348	11.833511	3.53%	0	2007
	10.957934	11.430348	4.31%	0	2006
	10.795581	10.957934	1.50%	7,004	2005
	10.499391	10.795581	2.82%	79,660	2004
	9.903364	10.499391	6.02%	98,513	2003
	10.039249	9.903364	-1.35%	50,900	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.787050	12.844780	8.97%	10,118	2010
	10.070044	11.787050	17.05%	10,217	2009
	13.345056	10.070044	-24.54%	0	2008
	12.856442	13.345056	3.80%	1,720	2007
	11.750727	12.856442	9.41%	1,720	2006
	11.352722	11.750727	3.51%	1,720	2005
	10.548952	11.352722	7.62%	258,522	2004
	8.943444	10.548952	17.95%	192,867	2003
	10.069222	8.943444	-11.18%	112,262	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.822636	13.106674	10.86%	48,491	2010
	9.673596	11.822636	22.22%	48,491	2009
	14.351116	9.673596	-32.59%	48,491	2008
	13.761730	14.351116	4.28%	51,406	2007
	12.228101	13.761730	12.54%	51,406	2006
	11.623257	12.228101	5.20%	55,730	2005
	10.553956	11.623257	10.13%	139,526	2004
	8.481877	10.553956	24.43%	156,546	2003
	10.107544	8.481877	-16.08%	37,215	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.906084	12.694057	6.62%	3,410	2010
	10.577860	11.906084	12.56%	3,410	2009
	12.672875	10.577860	-16.53%	3,410	2008
	12.185802	12.672875	4.00%	3,410	2007
	11.438776	12.185802	6.53%	3,410	2006
	11.142118	11.438776	2.66%	3,410	2005
	10.582927	11.142118	5.28%	116,353	2004
	9.473594	10.582927	11.71%	124,117	2003
	10.060109	9.473594	-5.83%	33,697	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.571411	20.547749	24.00%	5,086	2010
	12.333374	16.571411	34.36%	3,093	2009
	19.757849	12.333374	-37.58%	3,666	2008
	18.698187	19.757849	5.67%	3,826	2007
	17.317725	18.698187	7.97%	3,908	2006
	15.722921	17.317725	10.14%	3,650	2005
	13.827559	15.722921	13.71%	3,756	2004
	10.451848	13.827559	32.30%	3,761	2003
	12.560435	10.451848	-16.79%	2,860	2002
	12.954698	12.560435	-3.04%	388	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.077304	10.883466	-1.75%	29,859	2010
	11.269880	11.077304	-1.71%	18,404	2009
	11.239786	11.269880	0.27%	21,465	2008
	10.917831	11.239786	2.95%	16,185	2007
	10.630182	10.917831	2.71%	17,261	2006
	10.537846	10.630182	0.88%	18,858	2005
	10.639218	10.537846	-0.95%	60,520	2004
	10.761392	10.639218	-1.14%	78,913	2003
	10.821968	10.761392	-0.56%	49,427	2002
	10.632658	10.821968	1.78%	0	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.478009	14.644228	8.65%	4,459	2010
	11.029104	13.478009	22.20%	4,924	2009
	13.572447	11.029104	-18.74%	8,290	2008
	13.204800	13.572447	2.78%	8,559	2007
	12.819122	13.204800	3.01%	8,556	2006
	12.768454	12.819122	0.40%	9,410	2005
	12.198805	12.768454	4.67%	20,361	2004
	11.074251	12.198805	10.15%	20,325	2003
	10.513712	11.074251	5.33%	10,063	2002
	10.271747	10.513712	2.36%	977	2001*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.135855	9.115623	12.04%	7,052	2010
	6.068293	8.135855	34.07%	6,944	2009
	10.000000	6.068293	-39.32%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.671097	15.295625	4.26%	467	2010
	11.500820	14.671097	27.57%	323	2009
	21.812634	11.500820	-47.27%	882	2008
	21.571002	21.812634	1.12%	945	2007
	17.885709	21.571002	20.60%	1,025	2006
	16.245203	17.885709	10.10%	1,099	2005
	13.748783	16.245203	18.16%	353	2004
	10.000000	13.748783	37.49%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.019906	9.101822	13.49%	9,071	2010
	6.289817	8.019906	27.51%	1,723	2009
	10.000000	6.289817	-37.10%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.392031	3.92%	545	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.854021	8.700219	10.77%	0	2010
	6.274075	7.854021	25.18%	0	2009
	10.000000	6.274075	-37.26%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.751047	9.657916	24.60%	29,900	2010
	6.205947	7.751047	24.90%	29,018	2009
	10.000000	6.205947	-37.94%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.560970	10.062592	17.54%	15,616	2010
	6.678536	8.560970	28.19%	17,335	2009
	10.000000	6.678536	-33.21%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.782030	13.289367	23.25%	742	2010
	8.609756	10.782030	25.23%	740	2009
	16.355772	8.609756	-47.36%	788	2008
	15.169611	16.355772	7.82%	663	2007
	14.959391	15.169611	1.41%	667	2006
	14.085392	14.959391	6.21%	660	2005
	12.640410	14.085392	11.43%	670	2004
	9.581953	12.640410	31.92%	663	2003
	14.619524	9.581953	-34.46%	275	2002
	16.690944	14.619524	-12.41%	69	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	18.058391	22.463020	24.39%	7,284	2010
	14.562495	18.058391	24.01%	7,632	2009
	21.846505	14.562495	-33.34%	8,624	2008
	23.884569	21.846505	-8.53%	10,342	2007
	20.724738	23.884569	15.25%	11,013	2006
	20.463931	20.724738	1.27%	11,591	2005
	17.756675	20.463931	15.25%	11,210	2004
	11.521769	17.756675	54.11%	12,072	2003
	16.100836	11.521769	-28.44%	8,395	2002
	12.776504	16.100836	26.02%	535	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.851607	21.980421	23.13%	4,110	2010
	13.488714	17.851607	32.34%	4,678	2009
	22.211989	13.488714	-39.27%	8,701	2008
	22.137835	22.211989	0.33%	9,451	2007
	20.110129	22.137835	10.08%	10,476	2006
	18.222675	20.110129	10.36%	12,028	2005
	15.582883	18.222675	16.94%	12,974	2004
	11.247212	15.582883	38.55%	13,061	2003
	13.847390	11.247212	-18.78%	12,826	2002
	15.108647	13.847390	-8.35%	6,768	2001*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.020350	8.939945	11.47%	12,664	2010
	6.473769	8.020350	23.89%	13,214	2009
	11.274443	6.473769	-42.58%	13,671	2008
	10.608433	11.274443	6.28%	15,238	2007
	9.501937	10.608433	11.64%	15,296	2006
	9.000863	9.501937	5.57%	15,467	2005
	8.347189	9.000863	7.83%	17,398	2004
	6.662646	8.347189	25.28%	17,504	2003
	8.205402	6.662646	-18.80%	9,373	2002
	9.472081	8.205402	-13.37%	0	2001*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	21.112253	26.958348	27.69%	0	2010
	16.741658	21.112253	26.11%	0	2009
	10.000000	16.741658	-38.99%	7,183	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.341446	10.406354	0.63%	0	2010
	9.826970	10.341446	5.24%	1,555	2009
	10.000000	9.826970	-1.73%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.813450	10.746744	9.51%	0	2010
	7.990340	9.813450	22.82%	0	2009
	14.612314	7.990340	-45.32%	0	2008
	12.405355	14.612314	17.79%	0	2007
	10.029801	12.405355	23.68%	0	2006
	8.553766	10.029801	17.26%	0	2005
	7.526929	8.553766	13.64%	0	2004
	5.630524	7.526929	33.68%	0	2003
	7.681183	5.630524	-26.70%	0	2002
	9.630431	7.681183	-20.24%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.634665	19.294940	9.41%	0	2010
	14.359196	17.634665	22.81%	0	2009
	26.252372	14.359196	-45.30%	0	2008
	22.279518	26.252372	17.83%	0	2007
	18.023107	22.279518	23.62%	0	2006
	15.370688	18.023107	17.26%	0	2005
	13.525528	15.370688	13.64%	0	2004
	10.000000	13.525528	35.26%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.907066	13.797260	6.90%	30,554	2010
	10.000000	12.907066	29.07%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.881784	13.459684	4.49%	0	2010
	10.000000	12.881784	28.82%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.844435	8.922867	13.75%	7,849	2010
	6.210982	7.844435	26.30%	7,432	2009
	10.033256	6.210982	-38.10%	9,731	2008
	10.444491	10.033256	-3.94%	13,774	2007
	9.171245	10.444491	13.88%	16,322	2006
	8.953856	9.171245	2.43%	16,957	2005
	7.756043	8.953856	15.44%	14,050	2004
	6.006135	7.756043	29.14%	13,286	2003
	8.166647	6.006135	-26.46%	6,899	2002
	9.463069	8.166647	-13.70%	0	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.181349	20.717040	13.95%	1,818	2010
	13.246673	18.181349	37.25%	2,022	2009
	22.544746	13.246673	-41.24%	2,040	2008
	21.580799	22.544746	4.47%	2,057	2007
	18.662895	21.580799	15.63%	2,624	2006
	16.612442	18.662895	12.34%	2,798	2005
	14.185285	16.612442	17.11%	38,230	2004
	10.000000	14.185285	41.85%	32,965	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.294605	12.868770	13.94%	16,678	2010
	8.224685	11.294605	37.33%	16,797	2009
	13.996399	8.224685	-41.24%	17,214	2008
	13.400279	13.996399	4.45%	17,575	2007
	11.588105	13.400279	15.64%	18,010	2006
	10.317629	11.588105	12.31%	18,108	2005
	8.812554	10.317629	17.08%	22,697	2004
	6.271334	8.812554	40.52%	22,866	2003
	8.197763	6.271334	-23.50%	22,506	2002
	9.486763	8.197763	-13.59%	4,964	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.465796	2.778434	12.68%	0	2010
	1.980000	2.465796	24.54%	0	2009
	9.547642	1.980000	-79.26%	0	2008
	10.000000	9.547642	-4.52%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.654585	2.994497	12.80%	0	2010
	2.156016	2.654585	23.12%	0	2009
	10.289574	2.156016	-79.05%	0	2008
	10.484513	10.289574	-1.86%	0	2007
	10.000000	10.484513	4.85%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.380574	9.560353	14.08%	24,162	2010
	6.649117	8.380574	26.04%	21,118	2009
	10.999158	6.649117	-39.55%	25,816	2008
	10.721832	10.999158	2.59%	28,004	2007
	9.486847	10.721832	13.02%	31,707	2006
	9.110826	9.486847	4.13%	35,217	2005
	8.471704	9.110826	7.54%	35,583	2004
	6.804394	8.471704	24.50%	48,018	2003
	8.528973	6.804394	-20.22%	37,815	2002
	9.663699	8.528973	-11.74%	12,091	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.972456	9.666488	21.25%	0	2010
	5.914539	7.972456	34.79%	0	2009
	9.683209	5.914539	-38.92%	0	2008
	9.977364	9.683209	-2.95%	0	2007
	10.000000	9.977364	-0.23%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.410380	9.280512	25.24%	327	2010
	5.687744	7.410380	30.29%	335	2009
	11.366549	5.687744	-49.96%	243	2008
	10.881080	11.366549	4.46%	220	2007
	10.756467	10.881080	1.16%	220	2006
	9.746041	10.756467	10.37%	213	2005
	8.281709	9.746041	17.68%	233	2004
	6.711524	8.281709	23.40%	226	2003
	9.460391	6.711524	-29.06%	240	2002
	14.011209	9.460391	-32.48%	1,113	2001*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.837712	11.646011	7.46%	196	2010
	10.000000	10.837712	8.38%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.916941	11.282116	3.35%	419	2010
	10.000000	10.916941	9.17%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.512665	5.13%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.218571	10.757106	5.27%	0	2010
	9.485673	10.218571	7.73%	0	2009
	10.751862	9.485673	-11.78%	0	2008
	10.378444	10.751862	3.60%	0	2007
	10.000000	10.378444	3.78%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.975701	28.008321	7.83%	0	2010
	20.304342	25.975701	27.93%	0	2009
	24.306399	20.304342	-16.47%	0	2008
	23.224597	24.306399	4.66%	0	2007
	21.331723	23.224597	8.87%	0	2006
	19.341108	21.331723	10.29%	0	2005
	17.885882	19.341108	8.14%	0	2004
	14.237119	17.885882	25.63%	82	2003
	13.267178	14.237119	7.31%	83	2002
	12.265925	13.267178	8.16%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.928415	27.333051	24.65%	0	2010
	10.458760	21.928415	109.67%	3,238	2009
	30.201220	10.458760	-65.37%	11,984	2008
	22.346891	30.201220	35.15%	11,984	2007
	16.299663	22.346891	37.10%	11,984	2006
	12.580370	16.299663	29.56%	11,984	2005
	10.000000	12.580370	25.80%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	26.744986	33.330410	24.62%	0	2010
	12.769075	26.744986	109.45%	0	2009
	36.903113	12.769075	-65.40%	0	2008
	27.296134	36.903113	35.20%	0	2007
	19.915683	27.296134	37.06%	0	2006
	15.355819	19.915683	29.69%	0	2005
	12.414897	15.355819	23.69%	0	2004
	8.194950	12.414897	51.49%	0	2003
	8.590347	8.194950	-4.60%	0	2002
	8.905697	8.590347	-3.54%	0	2001*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.547303	33.713949	27.00%	0	2010
	17.142666	26.547303	54.86%	0	2009
	32.370850	17.142666	-47.04%	0	2008
	22.673126	32.370850	42.77%	0	2007
	18.529248	22.673126	22.36%	0	2006
	12.437953	18.529248	48.97%	0	2005
	10.000000	12.437953	24.38%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	33.986489	43.154658	26.98%	0	2010
	21.958264	33.986489	54.78%	0	2009
	41.485693	21.958264	-47.07%	0	2008
	29.051620	41.485693	42.80%	0	2007
	23.750531	29.051620	22.32%	0	2006
	15.937007	23.750531	49.03%	0	2005
	13.057130	15.937007	22.06%	0	2004
	9.178700	13.057130	42.25%	0	2003
	9.614735	9.178700	-4.54%	0	2002
	10.928549	9.614735	-12.02%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.260024	11.324974	0.00%	0	2010
	8.218680	10.260024	24.84%	0	2009
	13.463535	8.218680	-38.96%	0	2008
	12.464193	13.463535	8.02%	0	2007
	11.158924	12.464193	11.70%	0	2006
	10.443650	11.158924	6.85%	0	2005
	9.692761	10.443650	7.75%	0	2004
	7.309233	9.692761	32.61%	0	2003
	9.717850	7.309233	-24.79%	0	2002
	9.860649	9.717850	-1.45%	0	2001*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.858559	13.203148	2159.21%	0	2010
	7.480852	10.858559	45.15%	0	2009

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.797970	17.152655	2431.29%	1,759	2010
	9.849380	13.797970	40.09%	698	2009
	15.610701	9.849380	-36.91%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.857942	12.240643	322.74%	14,731	2010
	10.956148	11.857942	8.23%	13,709	2009
	11.337083	10.956148	-3.36%	13,136	2008
	10.544885	11.337083	7.51%	16,056	2007
	10.569860	10.544885	-0.24%	15,912	2006
	10.597463	10.569860	-0.26%	27,153	2005
	10.199070	10.597463	3.91%	19,558	2004
	10.000000	10.199070	1.99%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.288964	9.291404	12.09%	38,618	2010
	7.147456	8.288964	15.97%	48,586	2009
	11.127253	7.147456	-35.77%	58,787	2008
	11.339995	11.127253	-1.88%	64,884	2007
	9.862054	11.339995	14.99%	73,517	2006
	9.597814	9.862054	2.75%	88,825	2005
	8.649846	9.597814	10.96%	104,791	2004
	6.809455	8.649846	27.03%	100,922	2003
	8.600411	6.809455	-20.82%	106,076	2002
	9.557420	8.600411	-10.01%	18,137	2001*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.021054	11.735524	17.11%	0	2010
	7.853122	10.021054	27.61%	0	2009
	10.571090	7.853122	-25.71%	0	2008
	11.019999	10.571090	-4.07%	0	2007
	10.000000	11.019999	10.20%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.031177	12.967969	778.64%	14,660	2010
	10.000000	12.031177	20.31%	3,263	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.098823	11.130223	10.21%	0	2010
	10.000000	10.098823	0.99%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.804780	14.586471	2356.41%	1,464	2010
	9.614918	11.804780	22.78%	2,024	2009
	14.172865	9.614918	-32.16%	2,284	2008
	14.529282	14.172865	-2.45%	3,982	2007
	12.931332	14.529282	12.36%	5,825	2006
	12.279419	12.931332	5.31%	7,788	2005
	10.259199	12.279419	19.69%	11,356	2004
	7.582387	10.259199	35.30%	5,994	2003
	10.000000	7.582387	-24.18%	1,676	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ	6.929234	7.812755	12.75%	2,723	2010
	5.275457	6.929234	31.35%	2,627	2009
	8.192611	5.275457	-35.61%	2,672	2008
	7.740926	8.192611	5.84%	3,793	2007
	7.218294	7.740926	7.24%	4,475	2006
	7.093745	7.218294	1.76%	4,367	2005
	6.801352	7.093745	4.30%	4,295	2004
	5.496597	6.801352	23.74%	4,284	2003
	7.877818	5.496597	-30.23%	4,737	2002
	10.362676	7.877818	-23.98%	1,913	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.985805	9.005817	12.77%	32,065	2010
	6.437029	7.985805	24.06%	38,132	2009
	10.428608	6.437029	-38.28%	44,387	2008
	10.090526	10.428608	3.35%	75,071	2007
	8.896205	10.090526	13.43%	101,729	2006
	8.652843	8.896205	2.81%	118,967	2005
	7.964001	8.652843	8.65%	154,617	2004
	6.317855	7.964001	26.06%	171,061	2003
	8.287031	6.317855	-23.76%	184,627	2002
	9.610581	8.287031	-13.77%	48,850	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.115753	10.322980	13.24%	17,053	2010
	7.574182	9.115753	20.35%	17,407	2009
	10.948671	7.574182	-30.82%	25,522	2008
	10.408105	10.948671	5.19%	27,927	2007
	9.099044	10.408105	14.39%	28,707	2006
	8.876728	9.099044	2.50%	34,750	2005
	8.605202	8.876728	3.16%	37,847	2004
	7.231846	8.605202	18.99%	39,688	2003
	8.842525	7.231846	-18.22%	53,030	2002
	9.930036	8.842525	-10.95%	9,837	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.274621	15.209865	655.18%	49,526	2010
	12.069728	14.274621	18.27%	52,572	2009
	13.257135	12.069728	-8.96%	62,099	2008
	12.811703	13.257135	3.48%	71,331	2007
	12.525554	12.811703	2.28%	79,839	2006
	12.591152	12.525554	-0.52%	83,028	2005
	12.374004	12.591152	1.75%	80,626	2004
	12.041407	12.374004	2.76%	121,837	2003
	11.218050	12.041407	7.34%	139,861	2002
	10.577071	11.218050	6.06%	21,409	2001*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.025789	11.099430	10.71%	639	2010
	8.223364	10.025789	21.92%	669	2009
	11.177043	8.223364	-26.43%	3,969	2008
	10.477185	11.177043	6.68%	3,268	2007
	10.000000	10.477185	4.77%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.488059	10.670314	12.46%	14,018	2010
	7.502903	9.488059	26.46%	14,018	2009
	11.355067	7.502903	-33.92%	14,018	2008
	10.497095	11.355067	8.17%	0	2007
	10.000000	10.497095	4.97%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.011193	10.264947	13.91%	0	2010
	6.983293	9.011193	29.04%	0	2009
	11.484335	6.983293	-39.19%	0	2008
	10.517174	11.484335	9.20%	0	2007
	10.000000	10.517174	5.17%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.671008	10.146276	17.01%	27,939	2010
	5.983448	8.671008	44.92%	17,054	2009
	13.364194	5.983448	-55.23%	1,257	2008
	9.345118	13.364194	43.01%	1,284	2007
	10.000000	9.345118	-6.55%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.212249	10.411498	13.02%	60,793	2010
	7.214519	9.212249	27.69%	76,062	2009
	12.823164	7.214519	-43.74%	86,863	2008
	12.876979	12.823164	-0.42%	117,952	2007
	10.919664	12.876979	17.92%	188,148	2006
	10.513858	10.919664	3.86%	206,133	2005
	9.612401	10.513858	9.38%	216,877	2004
	7.516835	9.612401	27.88%	210,718	2003
	9.222382	7.516835	-18.49%	239,961	2002
	9.896058	9.222382	-6.81%	26,780	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.957073	8.475516	21.83%	39,426	2010
	5.528456	6.957073	25.84%	49,517	2009
	10.669839	5.528456	-48.19%	56,188	2008
	8.564968	10.669839	24.58%	0	2007
	8.171451	8.564968	4.82%	0	2006
	7.874090	8.171451	3.78%	80,809	2005
	7.765017	7.874090	1.40%	97,428	2004
	5.955034	7.765017	30.39%	95,216	2003
	8.688117	5.955034	-31.46%	88,934	2002
	10.755009	8.688117	-19.22%	12,890	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.978355	11.149869	11.74%	9,888	2010
	7.067396	9.978355	41.19%	12,520	2009
	9.604171	7.067396	-26.41%	24,349	2008
	9.528048	9.604171	0.80%	28,673	2007
	8.726729	9.528048	9.18%	34,747	2006
	8.667545	8.726729	0.68%	37,206	2005
	8.062996	8.667545	7.50%	44,218	2004
	6.466604	8.062996	24.69%	45,453	2003
	6.355190	6.466604	1.75%	42,303	2002
	7.346312	6.355190	-13.49%	10,498	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.169297	11.350688	1161.72%	1,712	2010
	7.194785	10.169297	41.34%	2,297	2009
	9.766199	7.194785	-26.33%	1,699	2008
	10.000000	9.766199	-2.34%	2,683	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.714253	12.386820	574.14%	4,880	2010
	10.312555	11.714253	13.59%	11,252	2009
	10.865053	10.312555	-5.09%	11,127	2008
	10.618101	10.865053	2.33%	11,127	2007
	10.366426	10.618101	2.43%	13,371	2006
	10.340808	10.366426	0.25%	11,643	2005
	10.094375	10.340808	2.44%	3,528	2004
	10.000000	10.094375	0.94%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.097945	11.498770	26.39%	3,801	2010
	6.616903	9.097945	37.50%	3,801	2009
	11.139451	6.616903	-40.60%	3,223	2008
	9.823392	11.139451	13.40%	2,655	2007
	10.000000	9.823392	-1.77%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.467057	11.614303	1096.05%	218	2010
	8.430171	10.467057	24.16%	1,512	2009
	15.293567	8.430171	-44.88%	2,417	2008
	13.288820	15.293567	15.09%	6,356	2007
	11.472699	13.288820	15.83%	6,642	2006
	9.819415	11.472699	16.84%	7,187	2005
	8.810945	9.819415	11.45%	7,397	2004
	6.265330	8.810945	40.63%	14,405	2003
	8.009778	6.265330	-21.78%	14,783	2002
	10.361858	8.009778	-22.70%	4,067	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.874153	14.287410	1097.75%	11,079	2010
	10.364556	12.874153	24.21%	11,906	2009
	18.807164	10.364556	-44.89%	13,946	2008
	16.339258	18.807164	15.10%	16,963	2007
	14.105906	16.339258	15.83%	17,382	2006
	12.077938	14.105906	16.79%	17,480	2005
	10.836673	12.077938	11.45%	13,086	2004
	7.703235	10.836673	40.68%	10,424	2003
	10.000000	7.703235	-22.97%	4,679	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.362675	14.110221	2418.05%	3,801	2010
	7.351459	11.362675	54.56%	4,547	2009
	15.333778	7.351459	-52.06%	5,626	2008
	14.788293	15.333778	3.69%	5,757	2007
	12.959498	14.788293	14.11%	5,893	2006
	12.867635	12.959498	0.71%	4,973	2005
	11.495520	12.867635	11.94%	5,104	2004
	7.418650	11.495520	54.95%	8,009	2003
	10.000000	7.418650	-25.81%	1,258	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.384783	11.490332	1064.59%	25,589	2010
	7.798968	10.384783	33.16%	2,004	2009
	11.290361	7.798968	-30.92%	1,565	2008
	11.082100	11.290361	1.88%	1,565	2007
	10.000000	11.082100	10.82%	1,372	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.094732	10.192590	25.92%	3,209	2010
	6.382308	8.094732	26.83%	1,365	2009
	9.703244	6.382308	-34.23%	8,640	2008
	10.123035	9.703244	-4.15%	13,275	2007
	10.000000	10.123035	1.23%	3,030	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.410983	9.106611	8.27%	563	2010
	6.575833	8.410983	27.91%	737	2009
	10.000000	6.575833	-34.24%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.587356	12.217851	1540.04%	0	2010
	6.245187	10.587356	69.53%	0	2009
	13.437955	6.245187	-53.53%	0	2008
	10.633896	13.437955	26.37%	3,075	2007
	10.000000	10.633896	6.34%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.673673	10.298287	6.46%	543	2010
	7.180141	9.673673	34.73%	2,468	2009
	12.266862	7.180141	-41.47%	543	2008
	10.821415	12.266862	13.36%	0	2007
	10.000000	10.821415	8.21%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.802097	15.502730	1232.16%	1,982	2010
	11.842171	13.802097	16.55%	783	2009
	11.354499	11.842171	4.29%	502	2008
	10.414712	11.354499	9.02%	0	2007
	10.000000	10.414712	4.15%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.529731	9.649963	13.13%	0	2010
	7.195334	8.529731	18.55%	0	2009
	12.771478	7.195334	-43.66%	0	2008
	11.641021	12.771478	9.71%	0	2007
	11.176736	11.641021	4.15%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.603369	12.336099	1634.13%	0	2010
	7.604552	10.603369	39.43%	0	2009
	14.647327	7.604552	-48.08%	0	2008
	13.493907	14.647327	8.55%	0	2007
	11.819189	13.493907	14.17%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.660999	22.049524	672.05%	2,446	2010
	16.825408	20.660999	22.80%	2,750	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.747266	9.146474	4.56%	15,504	2010
	6.100431	8.747266	43.39%	21,246	2009
	11.155504	6.100431	-45.31%	48,199	2008
	8.314866	11.155504	34.16%	58,089	2007
	7.759494	8.314866	7.16%	65,375	2006
	7.019832	7.759494	10.54%	67,472	2005
	6.059662	7.019832	15.85%	59,918	2004
	5.132236	6.059662	18.07%	58,398	2003
	6.216622	5.132236	-17.44%	58,074	2002
	8.099528	6.216622	-23.25%	14,573	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.908820	14.561867	2227.80%	14,820	2010
	7.719604	11.908820	54.27%	8,246	2009
	14.012232	7.719604	-44.91%	1,898	2008
	11.720685	14.012232	19.55%	5,721	2007
	11.057037	11.720685	6.00%	5,575	2006
	10.113532	11.057037	9.33%	7,191	2005
	10.213590	10.113532	-0.98%	7,290	2004
	7.068798	10.213590	44.49%	7,294	2003
	10.000000	7.068798	-29.31%	6,273	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.856916	4.711594	22.16%	3,043	2010
	2.503305	3.856916	54.07%	3,286	2009
	4.550037	2.503305	-44.98%	6,036	2008
	3.807684	4.550037	19.50%	8,888	2007
	3.595815	3.807684	5.89%	9,019	2006
	3.282397	3.595815	9.55%	16,898	2005
	3.323741	3.282397	-1.24%	17,358	2004
	2.310691	3.323741	43.84%	19,423	2003
	3.983793	2.310691	-42.00%	19,423	2002
	6.472936	3.983793	-38.45%	11,013	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.030335	28.277136	2278.21%	5,195	2010
	13.096566	23.030335	75.85%	1,965	2009
	27.908177	13.096566	-53.07%	1,757	2008
	22.192229	27.908177	25.76%	5,988	2007
	15.404413	22.192229	44.06%	7,177	2006
	11.881594	15.404413	29.65%	7,418	2005
	10.192274	11.881594	16.57%	6,171	2004
	7.713978	10.192274	32.13%	6,722	2003
	10.000000	7.713978	-22.86%	7,325	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.284886	16.309798	2276.96%	2,940	2010
	7.554689	13.284886	75.85%	3,846	2009
	16.105099	7.554689	-53.09%	6,136	2008
	12.812019	16.105099	25.70%	6,187	2007
	8.897329	12.812019	44.00%	10,609	2006
	6.866639	8.897329	29.57%	10,994	2005
	5.891540	6.866639	16.55%	16,344	2004
	4.459429	5.891540	32.11%	16,419	2003
	6.116877	4.459429	-27.10%	18,683	2002
	8.136062	6.116877	-24.82%	6,639	2001*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.463604	13.897772	2123.39%	1,987	2010
	9.213885	11.463604	24.42%	5,063	2009*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.898593	12.995137	921.57%	2,068	2010
	9.895116	11.898593	20.25%	0	2009
	14.982427	9.895116	-33.96%	0	2008
	14.181624	14.982427	5.65%	0	2007
	11.983493	14.181624	18.34%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.713597	7.14%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.798254	10.130421	3.39%	12,264	2010
	8.804455	9.798254	11.29%	12,266	2009
	10.356657	8.804455	-14.99%	12,314	2008
	10.067167	10.356657	2.88%	15,285	2007
	9.837808	10.067167	2.33%	15,433	2006
	9.875108	9.837808	-0.38%	21,222	2005
	9.978359	9.875108	-1.03%	25,019	2004
	10.000000	9.978359	-0.22%	4,396	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.766186	11.471366	17.46%	0	2010
	8.101737	9.766186	20.54%	0	2009
	13.631259	8.101737	-40.57%	0	2008
	13.811409	13.631259	-1.30%	0	2007
	13.362127	13.811409	3.36%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.687698	12.894234	2064.56%	0	2010
	8.281138	10.687698	29.06%	0	2009
	13.926091	8.281138	-40.54%	0	2008
	13.179347	13.926091	5.67%	0	2007
	11.802919	13.179347	11.66%	0	2006
	11.247371	11.802919	4.94%	0	2005
	10.000000	11.247371	12.47%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.832753	5.659283	17.10%	189	2010
	3.687157	4.832753	31.07%	189	2009
	6.126045	3.687157	-39.81%	189	2008
	5.218917	6.126045	17.38%	6,577	2007
	5.005591	5.218917	4.26%	12,761	2006
	4.785963	5.005591	4.59%	6,577	2005
	4.506128	4.785963	6.21%	6,577	2004
	3.456859	4.506128	30.35%	6,577	2003
	4.938830	3.456859	-30.01%	6,577	2002
	6.999319	4.938830	-29.44%	0	2001*
	10.000000	8.398056	-16.02%	2,964	2002*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.413156	13.831129	1142.31%	33,735	2010
	10.000000	12.413156	24.13%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.085128	9.993847	10.00%	0	2010
	7.496405	9.085128	21.19%	0	2009
	10.870847	7.496405	-31.04%	190	2008
	10.430613	10.870847	4.22%	190	2007
	10.000000	10.430613	4.31%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.263054	10.682066	408.27%	5,395	2010
	9.318922	10.263054	10.13%	5,395	2009
	10.529215	9.318922	-11.49%	5,457	2008
	10.412741	10.529215	1.12%	5,457	2007
	10.000000	10.412741	4.13%	5,395	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.079451	11.016702	9.30%	5,049	2010
	7.248531	10.079451	39.06%	5,358	2009
	12.029430	7.248531	-39.74%	5,565	2008
	10.712318	12.029430	12.30%	5,930	2007
	10.000000	10.712318	7.12%	4,175	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.399928	9.749596	16.07%	3,790	2010
	6.163543	8.399928	36.28%	3,838	2009
	11.251384	6.163543	-45.22%	2,819	2008
	10.240314	11.251384	9.87%	2,869	2007
	10.000000	10.240314	2.40%	2,907	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.628096	8.313029	8.98%	0	2010
	5.943759	7.628096	28.34%	0	2009
	9.772893	5.943759	-39.18%	0	2008
	10.000000	9.772893	-2.27%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.151905	14.614184	1111.84%	9,485	2010
	9.173240	13.151905	43.37%	10,838	2009
	12.972417	9.173240	-29.29%	28,544	2008
	12.809951	12.972417	1.27%	29,503	2007
	11.793567	12.809951	8.62%	32,795	2006
	11.729931	11.793567	0.54%	35,455	2005
	10.849470	11.729931	8.12%	42,559	2004
	9.035786	10.849470	20.07%	41,718	2003
	8.913897	9.035786	1.37%	42,535	2002
	8.710943	8.913897	2.33%	2,062	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.606439	12.897558	1112.42%	5,418	2010
	8.090783	11.606439	43.45%	4,317	2009
	11.458925	8.090783	-29.39%	5,066	2008
	11.311733	11.458925	1.30%	5,533	2007
	10.414642	11.311733	8.61%	6,290	2006
	10.000000	10.414642	4.15%	6,424	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.690153	8.730443	13.53%	13,548	2010
	5.119697	7.690153	50.21%	29,351	2009
	10.000000	5.119697	-48.80%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.884037	9.567920	21.36%	0	2010
	6.103762	7.884037	29.17%	0	2009
	10.000000	6.103762	-38.96%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.865745	9.544246	21.34%	0	2010
	6.101864	7.865745	28.91%	0	2009
	10.000000	6.101864	-38.98%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.038019	9.073972	12.89%	0	2010
	6.335598	8.038019	26.87%	0	2009
	10.000000	6.335598	-36.64%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.286886	10.068809	8.42%	0	2010
	7.892680	9.286886	17.66%	0	2009
	10.000000	7.892680	-21.07%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.745895	9.652592	10.37%	13,860	2010
	7.172940	8.745895	21.93%	3,518	2009
	10.000000	7.172940	-28.27%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.032193	10.521626	4.88%	0	2010
	9.039133	10.032193	10.99%	0	2009
	10.000000	9.039133	-9.61%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.016832	9.861439	9.37%	16,299	2010
	7.529554	9.016832	19.75%	17,122	2009
	10.000000	7.529554	-24.70%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.466193	9.420558	11.27%	0	2010
	6.811090	8.466193	24.30%	0	2009
	10.000000	6.811090	-31.89%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.558616	10.234577	7.07%	0	2010
	8.271397	9.558616	15.56%	0	2009
	10.000000	8.271397	-17.29%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.496231	11.034660	512.97%	0	2010
	9.825497	10.496231	6.83%	0	2009
	10.000000	9.825497	-1.75%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.454385	10.962081	485.63%	0	2010
	9.803732	10.454385	6.64%	0	2009
	10.000000	9.803732	-1.96%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.511405	24.541606	1408.65%	146	2010
	13.413179	21.511405	60.38%	146	2009
	32.340229	13.413179	-58.52%	146	2008
	22.623937	32.340229	42.95%	576	2007
	16.850212	22.623937	34.26%	576	2006
	12.936008	16.850212	30.26%	576	2005
	10.909929	12.936008	18.57%	1,183	2004
	6.722291	10.909929	62.29%	1,183	2003
	8.075525	6.722291	-16.76%	1,183	2002
	8.674187	8.075525	-6.90%	932	2001*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.905561	27.282166	1412.48%	7,560	2010
	14.890464	23.905561	60.54%	6,037	2009
	35.959778	14.890464	-58.59%	7,077	2008
	25.161330	35.959778	42.92%	8,236	2007
	18.750120	25.161330	34.19%	11,344	2006
	14.392651	18.750120	30.28%	13,352	2005
	12.137097	14.392651	18.58%	10,768	2004
	7.480416	12.137097	62.25%	7,637	2003
	10.000000	7.480416	-25.20%	6,879	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.479540	14.898852	289.59%	30,441	2010
	14.358898	14.479540	0.84%	47,003	2009
	13.574184	14.358898	5.78%	52,804	2008
	12.900827	13.574184	5.22%	59,624	2007
	12.711905	12.900827	1.49%	66,880	2006
	12.535180	12.711905	1.41%	81,019	2005
	12.361690	12.535180	1.40%	91,969	2004
	12.341436	12.361690	0.16%	111,630	2003
	11.323824	12.341436	8.99%	131,625	2002
	10.752417	11.323824	5.31%	40,455	2001*

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.101526	11.238291	11.25%	0	2010
	7.929776	10.101526	27.39%	1,084	2009
	14.970138	7.929776	-47.03%	1,141	2008
	11.990908	14.970138	24.85%	1,189	2007
	9.182859	11.990908	30.58%	1,226	2006
	7.181205	9.182859	27.87%	1,274	2005
	6.403842	7.181205	12.14%	1,336	2004
	4.808265	6.403842	33.18%	1,406	2003
	6.451733	4.808265	-25.47%	1,496	2002
	9.209373	6.451733	-29.94%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.243106	18.067679	1123.29%	926	2010
	12.755954	16.243106	27.34%	2,198	2009
	24.073648	12.755954	-47.01%	2,371	2008
	19.282275	24.073648	24.85%	4,628	2007
	14.768312	19.282275	30.57%	2,489	2006
	11.552260	14.768312	27.84%	4,890	2005
	10.287431	11.552260	12.29%	4,616	2004
	7.740771	10.287431	32.90%	2,569	2003
	10.000000	7.740771	-22.59%	1,531	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.211043	8.659907	5.47%	0	2010
	6.501522	8.211043	26.29%	0	2009
	11.634112	6.501522	-44.12%	0	2008
	10.831580	11.634112	7.41%	0	2007
	10.000000	10.831580	8.32%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.646645	13.110280	1256.70%	9,555	2010
	9.323591	11.646645	24.92%	11,330	2009
	15.033743	9.323591	-37.98%	39,157	2008
	14.449858	15.033743	4.04%	42,501	2007
	12.590217	14.449858	14.77%	44,337	2006
	11.878188	12.590217	5.99%	41,011	2005
	10.607956	11.878188	11.97%	48,838	2004
	8.191707	10.607956	29.50%	48,710	2003
	10.000000	8.191707	-18.08%	38,212	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.499991	12.401429	783.86%	0	2010
	10.000000	11.499991	15.00%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.057478	13.265048	1001.51%	0	2010
	10.000000	12.057478	20.57%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.643153	12.107364	398.70%	18,621	2010
	10.869146	11.643153	7.12%	5,767	2009
	11.777759	10.869146	-7.71%	5,767	2008
	11.382309	11.777759	3.47%	181	2007
	10.917407	11.382309	4.26%	1,263	2006
	10.761107	10.917407	1.45%	1,511	2005
	10.471187	10.761107	2.77%	4,228	2004
	9.881785	10.471187	5.96%	16,160	2003
	10.000000	9.881785	-1.18%	18,983	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.802072	12.854611	891.83%	53,881	2010
	10.088008	11.802072	16.99%	93,829	2009
	13.375677	10.088008	-24.58%	90,534	2008
	12.892538	13.375677	3.75%	106,432	2007
	11.789697	12.892538	9.35%	112,991	2006
	11.396138	11.789697	3.45%	71,031	2005
	10.594686	11.396138	7.56%	113,858	2004
	8.986775	10.594686	17.89%	110,682	2003
	10.000000	8.986775	-10.13%	54,937	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.863738	13.145555	1080.45%	14,415	2010
	9.712156	11.863738	22.15%	22,640	2009
	14.415677	9.712156	-32.63%	22,828	2008
	13.830716	14.415677	4.23%	41,642	2007
	12.295645	13.830716	12.48%	62,463	2006
	11.693395	12.295645	5.15%	53,566	2005
	10.623053	11.693395	10.08%	80,711	2004
	8.541750	10.623053	24.37%	80,222	2003
	10.000000	8.541750	-14.58%	39,149	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.872501	12.651820	656.41%	21,511	2010
	10.553393	11.872501	12.50%	34,240	2009
	12.650005	10.553393	-16.57%	34,673	2008
	12.170043	12.650005	3.94%	38,746	2007
	11.429780	12.170043	6.48%	39,838	2006
	11.139003	11.429780	2.61%	9,456	2005
	10.585351	11.139003	5.23%	140,083	2004
	9.480584	10.585351	11.65%	159,647	2003
	10.000000	9.480584	-5.19%	168,373	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.481668	20.426087	2393.22%	16,528	2010
	12.272830	16.481668	34.29%	23,310	2009
	19.670901	12.272830	-37.61%	35,462	2008
	18.625430	19.670901	5.61%	43,130	2007
	17.259099	18.625430	7.92%	52,583	2006
	15.677646	17.259099	10.09%	53,163	2005
	13.794761	15.677646	13.65%	52,558	2004
	10.432365	13.794761	32.23%	50,076	2003
	12.543420	10.432365	-16.83%	53,272	2002
	12.943788	12.543420	-3.09%	5,814	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.017294	10.819000	-179.98%	52,494	2010
	11.214533	11.017294	-1.76%	79,979	2009
	11.190282	11.214533	0.22%	186,419	2008
	10.875311	11.190282	2.90%	211,453	2007
	10.594160	10.875311	2.65%	81,845	2006
	10.507467	10.594160	0.83%	63,082	2005
	10.613949	10.507467	-1.00%	98,416	2004
	10.741301	10.613949	-1.19%	119,753	2003
	10.807263	10.741301	-0.61%	124,683	2002
	10.623647	10.807263	1.73%	72,903	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.405083	14.557591	859.75%	22,046	2010
	10.975002	13.405083	22.14%	27,394	2009
	13.512748	10.975002	-18.78%	27,937	2008
	13.153432	13.512748	2.73%	28,715	2007
	12.775749	13.153432	2.96%	30,190	2006
	12.731721	12.775749	0.35%	30,583	2005
	12.169900	12.731721	4.62%	29,491	2004
	11.053628	12.169900	10.10%	32,363	2003
	10.499466	11.053628	5.28%	27,722	2002
	10.263086	10.499466	2.30%	8,541	2001*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.128943	9.103248	11.99%	21,093	2010
	6.066225	8.128943	34.00%	27,964	2009
	10.000000	6.066225	-39.34%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.621346	15.236010	420.39%	2,369	2010
	11.467656	14.621346	27.50%	5,549	2009
	21.760856	11.467656	-47.30%	5,927	2008
	21.530815	21.760856	1.07%	6,070	2007
	17.861451	21.530815	20.54%	8,301	2006
	16.231410	17.861451	10.04%	8,682	2005
	13.744111	16.231410	18.10%	3,957	2004
	10.000000	13.744111	37.44%	1,138	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.013096	9.089459	13.43%	9,755	2010
	6.287665	8.013096	27.44%	388	2009
	10.000000	6.287665	-37.12%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.388474	3.88%	4,993	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.847341	8.688406	10.72%	0	2010
	6.271938	7.847341	25.12%	0	2009
	10.000000	6.271938	-37.28%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.744457	9.644813	24.54%	30,979	2010
	6.203827	7.744457	24.83%	39,820	2009
	10.000000	6.203827	-37.96%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.553700	10.048939	17.48%	58,316	2010
	6.676263	8.553700	28.12%	69,940	2009
	10.000000	6.676263	-33.24%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.723635	13.210669	2319.21%	5,807	2010
	8.567481	10.723635	25.17%	7,104	2009
	16.283784	8.567481	-47.39%	9,361	2008
	15.110570	16.283784	7.76%	10,789	2007
	14.908742	15.110570	1.35%	12,286	2006
	14.044827	14.908742	6.15%	14,536	2005
	12.610421	14.044827	11.37%	21,518	2004
	9.564082	12.610421	31.85%	18,076	2003
	14.599711	9.564082	-34.49%	18,762	2002
	16.676873	14.599711	-12.46%	3,445	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.960595	22.330013	2432.78%	14,601	2010
	14.491008	17.960595	23.94%	18,848	2009
	21.750368	14.491008	-33.38%	25,213	2008
	23.791636	21.750368	-8.58%	29,818	2007
	20.654581	23.791636	15.19%	34,293	2006
	20.405024	20.654581	1.22%	36,208	2005
	17.714566	20.405024	15.19%	43,208	2004
	11.500284	17.714566	54.04%	45,920	2003
	16.079016	11.500284	-28.48%	50,669	2002
	12.765722	16.079016	25.95%	8,307	2001*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.754900	21.850232	2306.59%	16,376	2010
	13.422488	17.754900	32.28%	21,732	2009
	22.114229	13.422488	-39.30%	33,910	2008
	22.051693	22.114229	0.28%	42,568	2007
	20.042046	22.051693	10.03%	52,236	2006
	18.170195	20.042046	10.30%	61,738	2005
	15.545919	18.170195	16.88%	64,757	2004
	11.226240	15.545919	38.48%	61,965	2003
	13.828616	11.226240	-18.82%	72,934	2002
	15.095906	13.828616	-8.39%	7,918	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.976905	8.886996	11.41%	5,689	2010
	6.441991	7.976905	23.83%	5,722	2009
	11.224821	6.441991	-42.61%	6,330	2008
	10.567157	11.224821	6.22%	9,141	2007
	9.469764	10.567157	11.59%	11,449	2006
	8.974942	9.469764	5.51%	15,066	2005
	8.327394	8.974942	7.78%	16,614	2004
	6.650221	8.327394	25.22%	17,485	2003
	8.194278	6.650221	-18.84%	15,393	2002
	9.464087	8.194278	-13.42%	5,622	2001*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.166841	9.162198	27.84%	26,639	2010
	5.578250	7.166841	28.48%	30,398	2009
	10.000000	5.578250	-44.22%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.332676	10.392235	57.64%	1,034	2010
	9.823638	10.332676	5.18%	25,045	2009
	10.000000	9.823638	-1.76%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.760296	10.683098	9.45%	998	2010
	7.951105	9.760296	22.75%	1,561	2009
	14.547996	7.951105	-45.35%	1,561	2008
	12.357069	14.547996	17.73%	2,621	2007
	9.995826	12.357069	23.62%	3,135	2006
	8.529122	9.995826	17.20%	3,288	2005
	7.509065	8.529122	13.58%	3,989	2004
	5.620023	7.509065	33.61%	4,302	2003
	7.670769	5.620023	-26.73%	4,796	2002
	9.622318	7.670769	-20.28%	1,500	2001*

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.574907	19.219778	935.92%	968	2010
	14.317833	17.574907	22.75%	1,158	2009
	26.190114	14.317833	-45.33%	1,158	2008
	22.238058	26.190114	17.77%	2,551	2007
	17.998693	22.238058	23.55%	1,158	2006
	15.357660	17.998693	17.20%	2,876	2005
	13.520940	15.357660	13.58%	1,258	2004
	10.000000	13.520940	35.21%	1,302	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.902691	13.785567	684.26%	77,009	2010
	10.000000	12.902691	29.03%	1,257	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.877409	13.448274	443.31%	0	2010
	10.000000	12.877409	28.77%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.801926	8.870012	13.69%	25,482	2010
	6.180472	7.801926	26.24%	31,463	2009
	9.989081	6.180472	-38.13%	46,161	2008
	10.403832	9.989081	-3.99%	50,250	2007
	9.140181	10.403832	13.83%	60,404	2006
	8.928052	9.140181	2.38%	61,289	2005
	7.737628	8.928052	15.38%	51,184	2004
	5.994918	7.737628	29.07%	41,228	2003
	8.155563	5.994918	-26.49%	23,863	2002
	9.455077	8.155563	-13.74%	5,774	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.119752	20.636366	1388.88%	8,051	2010
	13.208510	18.119752	37.18%	9,480	2009
	22.491279	13.208510	-41.27%	11,615	2008
	21.540637	22.491279	4.41%	15,502	2007
	18.637621	21.540637	15.58%	16,106	2006
	16.598363	18.637621	12.29%	16,600	2005
	14.180467	16.598363	17.05%	38,640	2004
	10.000000	14.180467	41.80%	28,999	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.239137	12.799061	1387.94%	31,610	2010
	8.188452	11.239137	37.26%	38,001	2009
	13.941855	8.188452	-41.27%	55,298	2008
	13.354899	13.941855	4.40%	68,918	2007
	11.554717	13.354899	15.58%	77,784	2006
	10.293133	11.554717	12.26%	95,596	2005
	8.796101	10.293133	17.02%	104,262	2004
	6.262817	8.796101	40.45%	120,116	2003
	8.190803	6.262817	-23.54%	150,450	2002
	9.483571	8.190803	-13.63%	11,188	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.462431	2.773234	12.62%	0	2010
	1.978316	2.462431	24.47%	0	2009
	9.544396	1.978316	-79.27%	0	2008
	10.000000	9.544396	-4.56%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	7.957552	9.643515	21.19%	1,217	2010
	5.906497	7.957552	34.73%	1,269	2009
	9.674984	5.906497	-38.95%	174	2008
	9.973994	9.674984	-3.00%	225	2007
	10.000000	9.973994	-0.26%	546	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.335233	9.503789	14.02%	48,420	2010
	6.616510	8.335233	25.98%	54,615	2009
	10.950812	6.616510	-39.58%	59,768	2008
	10.680162	10.950812	2.53%	70,840	2007
	9.454762	10.680162	12.96%	74,343	2006
	9.084631	9.454762	4.07%	88,549	2005
	8.451640	9.084631	7.49%	111,894	2004
	6.791724	8.451640	24.44%	135,933	2003
	8.517435	6.791724	-20.26%	137,324	2002
	9.655553	8.517435	-11.79%	34,989	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.957552	9.643515	21.19%	1,217	2010
	5.906497	7.957552	34.73%	1,269	2009
	9.674984	5.906497	-38.95%	174	2008
	9.973994	9.674984	-3.00%	225	2007
	10.000000	9.973994	-0.26%	546	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.370223	9.225538	25.17%	15,209	2010
	5.659790	7.370223	30.22%	17,022	2009
	11.316465	5.659790	-49.99%	18,035	2008
	10.838690	11.316465	4.41%	25,995	2007
	10.720007	10.838690	1.11%	32,369	2006
	9.717936	10.720007	10.31%	30,547	2005
	8.262040	9.717936	17.62%	38,373	2004
	6.699002	8.262040	23.33%	39,239	2003
	9.447560	6.699002	-29.09%	39,324	2002
	13.999397	9.447560	-32.51%	9,065	2001*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.834026	11.636134	740.36%	0	2010
	10.000000	10.834026	8.34%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.913226	11.272539	329.25%	3,929	2010
	10.000000	10.913226	9.13%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.509110	5.09%	916	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.199504	10.731570	521.66%	1,061	2010
	9.472787	10.199504	7.67%	1,061	2009
	10.742730	9.472787	-11.82%	1,061	2008
	10.374930	10.742730	3.55%	1,061	2007
	10.000000	10.374930	3.75%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.835133	27.842587	777.02%	777	2010
	20.204745	25.835133	27.87%	777	2009
	24.199486	20.204745	-16.51%	777	2008
	23.134279	24.199486	4.60%	1,014	2007
	21.259551	23.134279	8.82%	2,024	2006
	19.285453	21.259551	10.24%	2,770	2005
	17.843487	19.285453	8.08%	3,761	2004
	14.210605	17.843487	25.56%	2,734	2003
	13.249217	14.210605	7.26%	3,421	2002
	12.255588	13.249217	8.11%	88	2001*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.865327	27.240578	2458.34%	1,969	2010
	10.433966	21.865327	109.56%	1,910	2009
	30.145047	10.433966	-65.39%	366	2008
	22.316740	30.145047	35.08%	813	2007
	16.285932	22.316740	37.03%	0	2006
	12.576135	16.285932	29.50%	0	2005
	10.000000	12.576135	25.76%	7	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	26.600130	33.133041	2455.97%	697	2010
	12.706367	26.600130	109.34%	698	2009
	36.740680	12.706367	-65.42%	1,480	2008
	27.189894	36.740680	35.13%	1,961	2007
	19.848229	27.189894	36.99%	2,644	2006
	15.311576	19.848229	29.63%	3,402	2005
	12.385431	15.311576	23.63%	4,229	2004
	8.179648	12.385431	51.42%	4,254	2003
	8.578684	8.179648	-4.65%	3,945	2002
	8.898173	8.578684	-3.59%	1,248	2001*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.470902	33.599840	2693.12%	1,556	2010
	17.102035	26.470902	54.78%	2,205	2009
	32.310630	17.102035	-47.07%	153	2008
	22.642532	32.310630	42.70%	1,114	2007
	18.513628	22.642532	22.30%	1,152	2006
	12.433770	18.513628	48.90%	1,178	2005
	10.000000	12.433770	24.34%	1,460	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	33.802479	42.899206	2691.14%	376	2010
	21.850504	33.802479	54.70%	1,118	2009
	41.303184	21.850504	-47.10%	1,496	2008
	28.938622	41.303184	42.73%	1,503	2007
	23.670159	28.938622	22.26%	1,719	2006
	15.891131	23.670159	48.95%	1,720	2005
	13.026159	15.891131	21.99%	3,060	2004
	9.161589	13.026159	42.18%	2,048	2003
	9.601688	9.161589	-4.58%	2,564	2002
	10.919321	9.601688	-12.07%	223	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.209640	11.263636	0.00%	0	2010
	8.182483	10.209640	24.77%	0	2009
	13.411082	8.182483	-38.99%	0	2008
	12.421990	13.411082	7.96%	0	2007
	11.126782	12.421990	11.64%	0	2006
	10.418855	11.126782	6.79%	0	2005
	9.674671	10.418855	7.69%	0	2004
	7.299299	9.674671	32.54%	0	2003
	9.709589	7.299299	-24.82%	0	2002
	9.857327	9.709589	-1.50%	0	2001*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.805240	13.131646	2153.04%	0	2010
	7.447907	10.805240	45.08%	0	2009

Unassociated Document

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.690588	17.001868	2418.65%	0	2010
	9.782682	13.690588	39.95%	0	2009
	15.520845	9.782682	-36.97%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.777617	12.145344	312.23%	5,006	2010
	10.893024	11.777617	8.12%	5,419	2009
	11.283253	10.893024	-3.46%	13,143	2008
	10.505573	11.283253	7.40%	1,077	2007
	10.541159	10.505573	-0.34%	1,169	2006
	10.579432	10.541159	-0.36%	1,271	2005
	10.192099	10.579432	3.80%	1,383	2004
	10.000000	10.192009	1.92%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.199389	9.181645	11.98%	339	2010
	7.077429	8.199389	15.85%	339	2009
	11.029475	7.077429	-35.83%	676	2008
	11.251879	11.029475	-1.98%	694	2007
	9.795363	11.251879	14.87%	1,792	2006
	9.542602	9.795363	2.65%	1,869	2005
	8.608836	9.542602	10.85%	2,380	2004
	6.784071	8.608836	26.90%	11,694	2003
	8.577091	6.784071	-20.90%	866	2002
	9.541283	8.577091	-10.11%	0	2001*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.983617	11.679792	16.99%	0	2010
	7.831760	9.983617	27.48%	0	2009
	10.553118	7.831760	-25.79%	0	2008
	11.012546	10.553118	-4.17%	0	2007
	10.000000	11.012546	10.13%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.022984	12.945958	767.67%	25,441	2010
	10.000000	12.022984	20.23%	1,788	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.098259	11.118290	10.10%	0	2010
	10.000000	10.098259	0.98%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.712890	14.458220	2343.85%	2,854	2010
	9.549798	11.712890	22.65%	3,084	2009
	14.091258	9.549798	-32.23%	1,157	2008
	14.460436	14.091258	-2.55%	1,263	2007
	12.883144	14.460436	12.24%	4,711	2006
	12.246099	12.883144	5.20%	4,809	2005
	10.241782	12.246099	19.57%	1,557	2004
	7.577210	10.241782	35.17%	230	2003
	10.000000	7.577210	-24.23%	230	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ	6.854289	7.720390	12.64%	1,184	2010
	5.223731	6.854289	31.21%	1,184	2009
	8.120576	5.223731	-35.67%	1,184	2008
	7.680730	8.120576	5.73%	1,184	2007
	7.169448	7.680730	7.13%	1,184	2006
	7.052900	7.169448	1.65%	1,184	2005
	6.769089	7.052900	4.19%	2,413	2004
	5.476092	6.769089	23.61%	2,413	2003
	7.856453	5.476092	-30.30%	3,062	2002
	10.345179	7.856453	-24.06%	3,399	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.899469	8.899390	12.66%	3,067	2010
	6.373936	7.899469	23.93%	3,067	2009
	10.336958	6.373936	-38.34%	5,494	2008
	10.012097	10.336958	3.24%	5,705	2007
	8.836043	10.012097	13.31%	9,228	2006
	8.603055	8.836043	2.71%	11,862	2005
	7.926250	8.603055	8.54%	14,144	2004
	6.294303	7.926250	25.93%	14,296	2003
	8.264570	6.294303	-23.84%	14,159	2002
	9.594375	8.264570	-13.86%	5,764	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.017260	10.201061	13.13%	0	2010
	7.499975	9.017260	20.23%	416	2009
	10.852467	7.499975	-30.89%	489	2008
	10.327216	10.852467	5.09%	494	2007
	9.037512	10.327216	14.27%	1,657	2006
	8.825656	9.037512	2.40%	2,946	2005
	8.564412	8.825656	3.05%	6,694	2004
	7.204901	8.564412	18.87%	10,508	2003
	8.818570	7.204901	-18.30%	7,951	2002
	9.913289	8.818570	-11.04%	2,992	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.120397	15.030214	644.33%	0	2010
	11.951474	14.120397	18.15%	820	2009
	13.140627	11.951474	-9.05%	820	2008
	12.712125	13.140627	3.37%	820	2007
	12.440839	12.712125	2.18%	1,766	2006
	12.518711	12.440839	-0.62%	2,769	2005
	12.315361	12.518711	1.65%	5,490	2004
	11.996568	12.315361	2.66%	5,525	2003
	11.187661	11.996568	7.23%	4,886	2002
	10.559225	11.187661	5.95%	0	2001*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.988357	11.046752	10.60%	0	2010
	8.201010	9.988357	21.79%	0	2009
	11.158048	8.201010	-26.50%	0	2008
	10.470111	11.158048	6.57%	0	2007
	10.000000	10.470111	4.70%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.452659	10.619685	12.35%	0	2010
	7.482528	9.452659	26.33%	0	2009
	11.335796	7.482528	-33.99%	0	2008
	10.490017	11.335796	8.06%	0	2007
	10.000000	10.490017	4.90%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.977564	10.216230	13.80%	0	2010
	6.964313	8.977564	28.91%	0	2009
	11.464839	6.964313	-39.26%	0	2008
	10.510072	11.464839	9.08%	0	2007
	10.000000	10.510072	5.10%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.638600	10.098079	16.89%	460	2010
	5.967164	8.638600	44.77%	460	2009
	13.341479	5.967164	-55.27%	0	2008
	9.338796	13.341479	42.86%	0	2007
	10.000000	9.338796	-6.61%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.112646	10.288462	12.90%	3,239	2010
	7.143796	9.112646	27.56%	3,592	2009
	12.710451	7.143796	-43.80%	5,996	2008
	12.776871	12.710451	-0.52%	6,105	2007
	10.845777	12.776871	17.81%	7,379	2006
	10.453334	10.845777	3.75%	17,255	2005
	9.566810	10.453334	9.27%	26,094	2004
	7.488805	9.566810	27.75%	21,880	2003
	9.197371	7.488805	-18.58%	11,803	2002
	9.879350	9.197371	-6.90%	3,848	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.881900	8.375392	21.70%	340	2010
	5.474286	6.881900	25.71%	342	2009
	10.576112	5.474286	-48.24%	970	2008
	8.498425	10.576112	24.45%	1,246	2007
	8.116211	8.498425	4.71%	8,035	2006
	7.828799	8.116211	3.67%	8,957	2005
	7.728217	7.828799	1.30%	2,213	2004
	5.932835	7.728217	30.26%	2,262	2003
	8.664560	5.932835	-31.53%	2,511	2002
	10.736866	8.664560	-19.30%	941	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.870545	11.018183	11.63%	0	2010
	6.998156	9.870545	41.04%	0	2009
	9.519776	6.998156	-26.49%	0	2008
	9.453998	9.519776	0.70%	0	2007
	8.667686	9.453998	9.07%	0	2006
	8.617667	8.667686	0.58%	0	2005
	8.024768	8.617667	7.39%	0	2004
	6.442506	8.024768	24.56%	0	2003
	6.337956	6.442506	1.65%	0	2002
	7.333907	6.337956	-13.58%	0	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.141682	11.308341	1150.36%	0	2010
	7.182545	10.141682	41.20%	0	2009
	9.759531	7.182545	-26.40%	0	2008
	10.000000	9.759531	-2.40%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.634953	12.290441	563.38%	5,171	2010
	10.253173	11.634953	13.48%	5,171	2009
	10.813491	10.253173	-5.18%	13,277	2008
	10.578541	10.813491	2.22%	0	2007
	10.338312	10.578541	2.32%	0	2006
	10.323250	10.338312	0.15%	0	2005
	10.087509	10.323250	2.34%	0	2004
	10.000000	10.087509	0.88%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.063967	11.444181	26.26%	4,056	2010
	6.598911	9.063967	37.36%	4,653	2009
	11.120520	6.598911	-40.66%	0	2008
	9.816752	11.120520	13.28%	0	2007
	10.000000	9.816752	-1.83%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.353901	11.477051	1084.76%	0	2010
	8.347541	10.353901	24.04%	0	2009
	15.159129	8.347541	-44.93%	0	2008
	13.185507	15.159129	14.97%	0	2007
	11.395079	13.185507	15.71%	0	2006
	9.762883	11.395079	16.72%	0	2005
	8.769155	9.762883	11.33%	0	2004
	6.241968	8.769155	40.49%	0	2003
	7.988069	6.241968	-21.86%	0	2002
	10.344382	7.988069	-22.78%	0	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.773895	14.161731	1086.46%	0	2010
	10.294328	12.773895	24.09%	0	2009
	18.698826	10.294328	-44.95%	0	2008
	16.261786	18.698826	14.99%	0	2007
	14.053297	16.261786	15.72%	3,877	2006
	12.045115	14.053297	16.67%	3,538	2005
	10.818256	12.045115	11.34%	7,441	2004
	7.697259	10.818256	40.53%	2,192	2003
	10.000000	7.697259	-23.03%	5,767	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.274215	13.986135	2405.42%	0	2010
	7.301662	11.274215	54.41%	0	2009
	15.245500	7.301662	-52.11%	0	2008
	14.718228	15.245500	3.58%	0	2007
	12.911205	14.718228	14.00%	0	2006
	12.832718	12.911205	0.61%	0	2005
	11.476013	12.832718	11.82%	0	2004
	7.413590	11.476013	54.80%	0	2003
	10.000000	7.413590	-25.86%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.346021	11.435797	1053.33%	0	2010
	7.777777	10.346021	33.02%	1,071	2009
	11.271182	7.777777	-30.99%	0	2008
	11.074620	11.271182	1.77%	0	2007
	10.000000	11.074620	10.75%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.064523	10.144228	25.79%	0	2010
	6.364966	8.064523	26.70%	0	2009
	9.686757	6.364966	-34.29%	0	2008
	10.116204	9.686757	-4.25%	0	2007
	10.000000	10.116204	1.16%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.396706	9.081905	8.16%	0	2010
	6.571360	8.396706	27.78%	0	2009
	10.000000	6.571360	-34.29%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.547843	12.159885	1528.31%	383	2010
	6.228216	10.547843	69.36%	383	2009
	13.415144	6.228216	-53.57%	0	2008
	10.626711	13.415144	26.24%	0	2007
	10.000000	10.626711	6.27%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.637565	10.249429	6.35%	0	2010
	7.160638	9.637565	34.59%	1,119	2009
	12.246026	7.160638	-41.53%	0	2008
	10.814105	12.246026	13.24%	0	2007
	10.000000	10.814105	8.14%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.750632	15.429210	1220.73%	0	2010
	11.810037	13.750632	16.43%	0	2009
	11.335222	11.810037	4.19%	0	2008
	10.407678	11.335222	8.91%	0	2007
	10.000000	10.407678	4.08%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.463344	9.565119	13.02%	0	2010
	7.146604	8.463344	18.42%	0	2009
	12.697954	7.146604	-43.72%	0	2008
	11.585871	12.697954	9.60%	0	2007
	11.135097	11.585871	4.05%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.542344	12.252624	1622.30%	0	2010
	7.568492	10.542344	39.29%	0	2009
	14.592799	7.568492	-48.14%	0	2008
	13.457450	14.592799	8.44%	0	2007
	11.799248	13.457450	14.05%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.470767	21.824273	661.19%	0	2010
	16.687470	20.470767	22.67%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.659259	9.045235	4.46%	9,092	2010
	6.045206	8.659259	43.24%	9,092	2009
	11.065813	6.045206	-45.37%	686	2008
	8.256464	11.065813	34.03%	686	2007
	7.712816	8.256464	7.05%	686	2006
	6.984699	7.712816	10.42%	686	2005
	6.035469	6.984699	15.73%	686	2004
	5.116941	6.035469	17.95%	686	2003
	6.204428	5.116941	-17.53%	686	2002
	8.091928	6.204428	-23.33%	0	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.816122	14.433826	2215.37%	503	2010
	7.667327	11.816122	54.11%	503	2009
	13.931562	7.667327	-44.96%	177	2008
	11.665131	13.931562	19.43%	177	2007
	11.015819	11.665131	5.89%	177	2006
	10.086073	11.015819	9.22%	177	2005
	10.196246	10.086073	-1.08%	177	2004
	7.063972	10.196246	44.34%	177	2003
	10.000000	7.063972	-29.36%	177	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.818065	4.659393	22.04%	0	2010
	2.480613	3.818065	53.92%	0	2009
	4.513409	2.480613	-45.04%	0	2008
	3.780892	4.513409	19.37%	0	2007
	3.574151	3.780892	5.78%	0	2006
	3.265930	3.574151	9.44%	0	2005
	3.310444	3.265930	-1.34%	0	2004
	2.303786	3.310444	43.70%	0	2003
	3.975953	2.303786	-42.06%	0	2002
	6.466853	3.975953	-38.52%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.851111	28.028566	2265.73%	2,451	2010
	13.007882	22.851111	75.67%	2,451	2009
	27.747566	13.007882	-53.12%	810	2008
	22.087122	27.747566	25.63%	782	2007
	15.347024	22.087122	43.92%	802	2006
	11.849338	15.347024	29.52%	830	2005
	10.174958	11.849338	16.46%	1,170	2004
	7.708715	10.174958	31.99%	1,116	2003
	10.000000	7.708715	-22.91%	1,109	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.151115	16.129149	2264.47%	0	2010
	7.486238	13.151115	75.67%	0	2009
	15.975500	7.486238	-53.14%	0	2008
	12.721943	15.975500	25.57%	0	2007
	8.843749	12.721943	43.85%	0	2006
	6.832211	8.843749	29.44%	0	2005
	5.867965	6.832211	16.43%	137	2004
	4.446112	5.867965	31.98%	137	2003
	6.104844	4.446112	-27.17%	253	2002
	8.128419	6.104844	-24.90%	0	2001*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.397658	13.803777	2111.06%	0	2010
	9.170218	11.397658	24.29%	489	2009*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.805985	12.880874	910.46%	0	2010
	9.828108	11.805985	20.12%	0	2009
	14.896162	9.828108	-34.02%	0	2008
	14.114424	14.896162	5.54%	0	2007
	11.938834	14.114424	18.22%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.706363	7.06%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.731920	10.051591	3.28%	0	2010
	8.753758	9.731920	11.17%	0	2009
	10.307529	8.753758	-15.07%	0	2008
	10.029659	10.307529	2.77%	0	2007
	9.811121	10.029659	2.23%	0	2006
	9.858331	9.811121	-0.48%	0	2005
	9.971565	9.858331	-1.14%	0	2004
	10.000000	9.971565	-0.28%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.690136	11.370457	17.34%	6,506	2010
	8.046849	9.690136	20.42%	0	2009
	13.552750	8.046849	-40.63%	0	2008
	13.745946	13.552750	-1.41%	0	2007
	13.312320	13.745946	3.26%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.626212	12.807012	2052.28%	0	2010
	8.241894	10.626212	28.93%	0	2009
	13.874273	8.241894	-40.60%	0	2008
	13.143764	13.874273	5.56%	0	2007
	11.783005	13.143764	11.55%	0	2006
	11.239804	11.783005	4.83%	0	2005
	10.000000	11.239804	12.40%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.780474	5.592376	16.98%	0	2010
	3.650992	4.780474	30.94%	0	2009
	6.072162	3.650992	-39.87%	0	2008
	5.178311	6.072162	17.26%	0	2007
	4.971695	5.178311	4.16%	0	2006
	4.758382	4.971695	4.48%	0	2005
	4.484722	4.758382	6.10%	0	2004
	3.443952	4.484722	30.22%	7,198	2003
	4.925420	3.443952	-30.08%	4,346	2002
	6.987497	4.925420	-29.51%	0	2001*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.404726	13.807665	1130.97%	1,917	2010
	10.000000	12.404726	24.05%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.051196	9.946387	9.89%	0	2010
	7.476026	9.051196	21.07%	0	2009
	10.852373	7.476026	-31.11%	0	2008
	10.423562	10.852373	4.11%	6,315	2007
	10.000000	10.423562	4.24%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.224777	10.631394	397.68%	0	2010
	9.293622	10.224777	10.02%	1,040	2009
	10.511339	9.293622	-11.58%	0	2008
	10.405716	10.511339	1.02%	6,575	2007
	10.000000	10.405716	4.06%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.041819	10.964407	9.19%	0	2010
	7.228832	10.041819	38.91%	0	2009
	12.009005	7.228832	-39.80%	0	2008
	10.705080	12.009005	12.18%	6,590	2007
	10.000000	10.705080	7.05%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.368558	9.703303	15.95%	0	2010
	6.146783	8.368558	36.15%	0	2009
	11.232271	6.146783	-45.28%	0	2008
	10.233395	11.232271	9.76%	6,988	2007
	10.000000	10.233395	2.33%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.607377	8.282008	8.87%	0	2010
	5.933653	7.607377	28.21%	0	2009
	9.766249	5.933653	-39.24%	0	2008
	10.000000	9.766249	-2.34%	4,186	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.009836	14.441600	1100.52%	89	2010
	9.083381	13.009836	43.23%	89	2009
	12.858453	9.083381	-29.36%	89	2008
	12.710419	12.858453	1.16%	89	2007
	11.713813	12.710419	8.51%	89	2006
	11.662441	11.713813	0.44%	89	2005
	10.798032	11.662441	8.01%	576	2004
	9.002106	10.798032	19.95%	961	2003
	8.889732	9.002106	1.26%	441	2002
	8.696224	8.889732	2.23%	0	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.551411	12.823332	1101.10%	242	2010
	8.060617	11.551411	43.31%	242	2009
	11.427849	8.060617	-29.47%	0	2008
	11.292619	11.427849	1.20%	0	2007
	10.407617	11.292619	8.50%	493	2006
	10.000000	10.407617	4.08%	492	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.677086	8.706736	13.41%	10,994	2010
	5.116196	7.677086	50.05%	2,718	2009
	10.000000	5.116196	-48.84%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.870627	9.541935	21.23%	0	2010
	6.099597	7.870627	29.04%	0	2009
	10.000000	6.099597	-39.00%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.852367	9.518329	21.22%	0	2010
	6.097700	7.852367	28.78%	0	2009
	10.000000	6.097700	-39.02%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.024348	9.049322	12.77%	0	2010
	6.331277	8.024348	26.74%	0	2009
	10.000000	6.331277	-36.69%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.271131	10.041489	8.31%	0	2010
	7.887319	9.271131	17.54%	0	2009
	10.000000	7.887319	-21.13%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.731043	9.626400	10.25%	0	2010
	7.168050	8.731043	21.80%	0	2009
	10.000000	7.168050	-28.32%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.015163	10.493066	4.77%	14,825	2010
	9.032985	10.015163	10.87%	0	2009
	10.000000	9.032985	-9.67%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.001521	9.834684	9.26%	0	2010
	7.524429	9.001521	19.63%	0	2009
	10.000000	7.524429	-24.76%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.451804	9.394982	11.16%	0	2010
	6.806444	8.451804	24.17%	0	2009
	10.000000	6.806444	-31.94%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.542396	10.206821	6.96%	0	2010
	8.265770	9.542396	15.44%	0	2009
	10.000000	8.265770	-17.34%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.478421	11.004724	502.27%	0	2010
	9.818823	10.478421	6.72%	0	2009
	10.000000	9.818823	-1.81%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.436645	10.932331	474.95%	0	2010
	9.797071	10.436645	6.53%	0	2009
	10.000000	9.797071	-2.03%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.309755	24.286837	1397.05%	0	2010
	13.300975	21.309755	60.21%	0	2009
	32.102532	13.300975	-58.57%	0	2008
	22.480641	32.102532	42.80%	0	2007
	16.760488	22.480641	34.13%	0	2006
	12.880175	16.760488	30.13%	0	2005
	10.873898	12.880175	18.45%	0	2004
	6.706895	10.873898	62.13%	0	2003
	8.065253	6.706895	-16.84%	0	2002
	8.672055	8.065253	-7.00%	0	2001*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.719477	27.042275	1400.87%	1,436	2010
	14.789610	23.719477	60.38%	1,436	2009
	35.752788	14.789610	-58.63%	0	2008
	25.042116	35.752788	42.77%	779	2007
	18.680248	25.042116	34.06%	4,299	2006
	14.353568	18.680248	30.14%	4,068	2005
	12.116476	14.353568	18.46%	4,222	2004
	7.475305	12.116476	62.09%	4,290	2003
	10.000000	7.475305	-25.25%	4,890	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.323144	14.722918	279.11%	377	2010
	14.218278	14.323144	0.74%	381	2009
	13.454953	14.218278	5.67%	2,070	2008
	12.800610	13.454953	5.11%	2,357	2007
	12.625975	12.800610	1.38%	4,198	2006
	12.463096	12.625975	1.31%	5,329	2005
	12.303120	12.463096	1.30%	8,171	2004
	12.295493	12.303120	0.06%	9,293	2003
	11.293161	12.295493	8.88%	9,931	2002
	10.734272	11.293161	5.21%	935	2001*

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.006756	11.121530	11.14%	0	2010
	7.863389	10.006756	27.26%	0	2009
	14.860004	7.863389	-47.08%	0	2008
	11.914890	14.860004	24.72%	0	2007
	9.133921	11.914890	30.45%	0	2006
	7.150188	9.133921	27.74%	0	2005
	6.382676	7.150188	12.02%	0	2004
	4.797249	6.382676	33.05%	0	2003
	6.443529	4.797249	-25.55%	0	2002
	9.207114	6.443529	-30.02%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.116653	17.908785	1111.98%	0	2010
	12.669553	16.116653	27.21%	0	2009
	23.935024	12.669553	-47.07%	0	2008
	19.190879	23.935024	24.72%	4,131	2007
	14.713249	19.190879	30.43%	4,131	2006
	11.520885	14.713249	27.71%	0	2005
	10.269947	11.520885	12.18%	0	2004
	7.735493	10.269947	32.76%	0	2003
	10.000000	7.735493	-22.65%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.180392	8.618807	5.36%	0	2010
	6.483852	8.180392	26.17%	0	2009
	11.614361	6.483852	-44.17%	0	2008
	10.824272	11.614361	7.30%	0	2007
	10.000000	10.824272	8.24%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.552908	12.991525	1245.24%	0	2010
	9.257978	11.552908	24.79%	0	2009
	14.943186	9.257978	-38.05%	1,053	2008
	14.377533	14.943186	3.93%	1,048	2007
	12.539933	14.377533	14.65%	1,013	2006
	11.842767	12.539933	5.89%	1,093	2005
	10.587104	11.842767	11.86%	6,755	2004
	8.183923	10.587104	29.36%	6,780	2003
	10.000000	8.183923	-18.16%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.492168	12.380379	772.88%	0	2010
	10.000000	11.492168	14.92%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.049283	13.242541	990.31%	0	2010
	10.000000	12.049283	20.49%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.549430	11.997676	388.11%	0	2010
	10.792642	11.549430	7.01%	0	2009
	11.706779	10.792642	-7.81%	0	2008
	11.325309	11.706779	3.37%	0	2007
	10.873772	11.325309	4.15%	0	2006
	10.729004	10.873772	1.35%	0	2005
	10.450593	10.729004	2.66%	711	2004
	9.872402	10.450593	5.86%	693	2003
	10.000000	9.872402	-1.28%	672	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.707035	12.738124	880.74%	722	2010
	10.016980	11.707035	16.87%	722	2009
	13.295057	10.016980	-24.66%	0	2008
	12.827968	13.295057	3.64%	0	2007
	11.742570	12.827968	9.24%	0	2006
	11.362127	11.742570	3.35%	0	2005
	10.573837	11.362127	7.46%	23,208	2004
	8.978240	10.573837	17.77%	25,085	2003
	10.000000	8.978240	-10.22%	59,028	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.768230	13.026476	1069.19%	0	2010
	9.643797	11.768230	22.03%	0	2009
	14.328837	9.643797	-32.70%	0	2008
	13.761487	14.328837	4.12%	5,869	2007
	12.246540	13.761487	12.37%	6,322	2006
	11.658524	12.246540	5.04%	6,322	2005
	10.602160	11.658524	9.96%	30,233	2004
	8.533634	10.602160	24.24%	28,375	2003
	10.000000	8.533634	-14.66%	22,385	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.776930	12.537192	645.55%	0	2010
	10.479109	11.776930	12.38%	0	2009
	12.573775	10.479109	-16.66%	0	2008
	12.109113	12.573775	3.84%	0	2007
	11.384121	12.109113	6.37%	0	2006
	11.105782	11.384121	2.51%	0	2005
	10.564539	11.105782	5.12%	16,190	2004
	9.471588	10.564539	11.54%	16,191	2003
	10.000000	9.471588	-5.28%	10,204	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.303540	20.184783	2380.61%	929	2010
	12.152558	16.303540	34.16%	1,173	2009
	19.498034	12.152558	-37.67%	2,850	2008
	18.480673	19.498034	5.50%	2,997	2007
	17.142369	18.480673	7.81%	4,287	2006
	15.587433	17.142369	9.98%	3,835	2005
	13.729366	15.587433	13.53%	8,766	2004
	10.393469	13.729366	32.10%	3,849	2003
	12.509403	10.393469	-16.91%	3,208	2002
	12.921938	12.509403	-3.19%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.898159	10.691108	-189.99%	0	2010
	11.104573	10.898159	-1.86%	43,736	2009
	11.091854	11.104573	0.11%	38,870	2008
	10.790701	11.091854	2.79%	1,717	2007
	10.522423	10.790701	2.55%	4,765	2006
	10.446928	10.522423	0.72%	240	2005
	10.563553	10.446928	-1.10%	1,589	2004
	10.701197	10.563553	-1.29%	1,570	2003
	10.777889	10.701197	-0.71%	7,530	2002
	10.605632	10.777889	1.62%	0	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.260251	14.385650	848.70%	91	2010
	10.867491	13.260251	22.02%	91	2009
	13.394031	10.867491	-18.86%	0	2008
	13.051225	13.394031	2.63%	0	2007
	12.689357	13.051225	2.85%	212	2006
	12.658477	12.689357	0.24%	1,248	2005
	12.112226	12.658477	4.51%	11,502	2004
	11.012457	12.112226	9.99%	12,906	2003
	10.471032	11.012457	5.17%	4,068	2002
	10.245769	10.471032	2.20%	0	2001*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.115127	9.078532	11.87%	482	2010
	6.062087	8.115127	33.87%	482	2009
	10.000000	6.062087	-39.38%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.522347	15.117451	409.79%	0	2010
	11.401635	14.522347	27.37%	0	2009
	21.657693	11.401635	-47.36%	0	2008
	21.450698	21.657693	0.96%	0	2007
	17.813067	21.450698	20.42%	0	2006
	16.203883	17.813067	9.93%	517	2005
	13.734777	16.203883	17.98%	517	2004
	10.000000	13.734777	37.35%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.999467	9.064773	13.32%	931	2010
	6.283377	7.999467	27.31%	0	2009
	10.000000	6.283377	-37.17%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.381386	3.81%	368	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.834012	8.664819	10.61%	0	2010
	6.267659	7.834012	24.99%	0	2009
	10.000000	6.267659	-37.32%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.731295	9.618619	24.41%	3,964	2010
	6.199597	7.731295	24.71%	4,497	2009
	10.000000	6.199597	-38.00%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.539166	10.021648	17.36%	3,592	2010
	6.671710	8.539166	27.99%	4,043	2009
	10.000000	6.671710	-33.28%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.607693	13.054543	2306.67%	135	2010
	8.483490	10.607693	25.04%	135	2009
	16.140649	8.483490	-47.44%	467	2008
	14.993105	16.140649	7.65%	590	2007
	14.807889	14.993105	1.25%	892	2006
	13.963999	14.807889	6.04%	877	2005
	12.550621	13.963999	11.26%	880	2004
	9.528413	12.550621	31.72%	875	2003
	14.560133	9.528413	-34.56%	1,247	2002
	16.648755	14.560133	-12.55%	238	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.766470	22.066208	2420.14%	1,138	2010
	14.348992	17.766470	23.82%	1,138	2009
	21.559228	14.348992	-33.44%	2,003	2008
	23.606753	21.559228	-8.67%	2,061	2007
	20.514908	23.606753	15.07%	3,230	2006
	20.287630	20.514908	1.12%	3,316	2005
	17.630611	20.287630	15.07%	4,487	2004
	11.457422	17.630611	53.88%	4,797	2003
	16.035460	11.457422	-28.55%	5,484	2002
	12.744198	16.035460	25.83%	6,238	2001*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.563039	21.592138	2294.08%	1,532	2010
	13.290967	17.563039	32.14%	1,532	2009
	21.919930	13.290967	-39.37%	1,532	2008
	21.880348	21.919930	0.18%	1,532	2007
	19.906540	21.880348	9.92%	2,096	2006
	18.065673	19.906540	10.19%	7,053	2005
	15.472238	18.065673	16.76%	7,446	2004
	11.184395	15.472238	38.34%	3,771	2003
	13.791138	11.184395	-18.90%	3,720	2002
	15.070448	13.791138	-8.49%	1,323	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.890688	8.781998	11.30%	711	2010
	6.378855	7.890688	23.70%	701	2009
	11.126179	6.378855	-42.67%	2,136	2008
	10.485028	11.126179	6.11%	2,055	2007
	9.405708	10.485028	11.48%	2,104	2006
	8.923294	9.405708	5.41%	2,376	2005
	8.287900	8.923294	7.67%	2,435	2004
	6.625425	8.287900	25.09%	12,982	2003
	8.172057	6.625425	-18.93%	5,611	2002
	9.448103	8.172057	-13.51%	1,689	2001*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.154609	9.137267	27.71%	3,928	2010
	5.574423	7.154609	28.35%	4,179	2009
	10.000000	5.574423	-44.26%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.315146	10.364036	47.40%	0	2010
	9.816966	10.315146	5.07%	0	2009
	10.000000	9.816966	-1.83%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.654773	10.556860	9.34%	0	2010
	7.873165	9.654773	22.63%	0	2009
	14.420106	7.873165	-45.40%	0	2008
	12.260989	14.420106	17.61%	0	2007
	9.928183	12.260989	23.50%	0	2006
	8.480006	9.928183	17.08%	0	2005
	7.473438	8.480006	13.47%	0	2004
	5.599057	7.473438	33.48%	0	2003
	7.649959	5.599057	-26.81%	0	2002
	9.606072	7.649959	-20.36%	0	2001*

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.455896	19.070210	924.80%	0	2010
	14.235377	17.455896	22.62%	0	2009
	26.065922	14.235377	-45.39%	0	2008
	22.155285	26.065922	17.65%	0	2007
	17.949918	22.155285	23.43%	0	2006
	15.331599	17.949918	17.08%	0	2005
	13.511751	15.331599	13.47%	0	2004
	10.000000	13.511751	35.12%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.893924	13.762172	673.38%	10,553	2010
	10.000000	12.893924	28.94%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.868657	13.425459	432.68%	0	2010
	10.000000	12.868657	28.69%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.717613	8.765228	13.57%	0	2010
	6.119917	7.717613	26.11%	0	2009
	9.901315	6.119917	-38.19%	2,272	2008
	10.322987	9.901315	-4.08%	3,337	2007
	9.078368	10.322987	13.71%	11,232	2006
	8.876690	9.078368	2.27%	11,482	2005
	7.700955	8.876690	15.27%	4,334	2004
	5.972569	7.700955	28.94%	1,264	2003
	8.133455	5.972569	-26.57%	1,116	2002
	9.439135	8.133455	-13.83%	0	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.997084	20.475798	1377.29%	0	2010
	13.132463	17.997084	37.04%	233	2009
	22.384636	13.132463	-41.33%	425	2008
	21.460476	22.384636	4.31%	426	2007
	18.587129	21.460476	15.46%	660	2006
	16.570216	18.587129	12.17%	661	2005
	14.170841	16.570216	16.93%	20,744	2004
	10.000000	14.170841	41.71%	14,981	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.128954	12.660697	1376.36%	3,193	2010
	8.116450	11.128954	37.12%	3,193	2009
	13.833378	8.116450	-41.33%	5,849	2008
	13.264567	13.833378	4.29%	5,947	2007
	11.488228	13.264567	15.46%	9,209	2006
	10.244297	11.488228	12.14%	10,238	2005
	8.763286	10.244297	16.90%	10,603	2004
	6.245795	8.763286	40.31%	12,396	2003
	8.176890	6.245795	-23.62%	11,981	2002
	9.477189	8.176890	-13.72%	4,288	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.455744	2.762876	12.51%	0	2010
	1.974937	2.455744	24.35%	0	2009
	9.537892	1.974937	-79.29%	0	2008
	10.000000	9.537892	-4.62%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.639729	2.973195	12.63%	0	2010
	2.147226	2.639729	22.94%	0	2009
	10.263387	2.147226	-79.08%	0	2008
	10.473904	10.263387	-2.01%	0	2007
	10.000000	10.473904	4.74%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.245107	9.391466	13.90%	4,505	2010
	6.551646	8.245107	25.85%	4,505	2009
	10.854537	6.551646	-39.64%	4,505	2008
	10.597115	10.854537	2.43%	4,505	2007
	9.390774	10.597115	12.85%	4,936	2006
	9.032316	9.390774	3.97%	4,936	2005
	8.411542	9.032316	7.38%	15,979	2004
	6.766391	8.411542	24.31%	10,590	2003
	8.494330	6.766391	-20.34%	11,434	2002
	9.639258	8.494330	-11.88%	6,407	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.927843	9.597722	21.06%	0	2010
	5.890447	7.927843	34.59%	0	2009
	9.658559	5.890447	-39.01%	0	2008
	9.967258	9.658559	-3.10%	0	2007
	10.000000	9.967258	-0.33%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.290523	9.116493	25.05%	5,955	2010
	5.604300	7.290523	30.09%	5,966	2009
	11.216980	5.604300	-50.04%	6,876	2008
	10.754411	11.216980	4.30%	6,806	2007
	10.647470	10.754411	1.00%	7,401	2006
	9.661983	10.647470	10.20%	7,447	2005
	8.222845	9.661983	17.50%	7,587	2004
	6.674005	8.222845	23.21%	7,663	2003
	9.421935	6.674005	-29.17%	7,132	2002
	13.975777	9.421935	-32.58%	6,738	2001*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.826649	11.616366	729.42%	0	2010
	10.000000	10.826649	8.27%	949	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.905794	11.253389	318.73%	0	2010
	10.000000	10.905794	9.06%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.502017	5.02%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.161470	10.680662	510.94%	0	2010
	9.447078	10.161470	7.56%	0	2009
	10.724487	9.447078	-11.91%	0	2008
	10.367933	10.724487	3.44%	0	2007
	10.000000	10.367933	3.68%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.556048	27.513796	766.06%	0	2010
	20.006837	25.556048	27.74%	0	2009
	23.986894	20.006837	-16.59%	0	2008
	22.954535	23.986894	4.50%	0	2007
	21.115803	22.954535	8.71%	0	2006
	19.174523	21.115803	10.12%	0	2005
	17.758937	19.174523	7.97%	0	2004
	14.157666	17.758937	25.44%	118	2003
	13.213325	14.157666	7.15%	0	2002
	12.234919	13.213325	8.00%	0	2001*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.739520	27.056302	2445.68%	75	2010
	10.384496	21.739520	109.35%	75	2009
	30.032847	10.384496	-65.42%	75	2008
	22.256442	30.032847	34.94%	75	2007
	16.258430	22.256442	36.89%	75	2006
	12.567660	16.258430	29.37%	75	2005
	10.000000	12.567660	25.68%	27	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	26.312651	32.741650	2443.31%	0	2010
	12.581837	26.312651	109.13%	0	2009
	36.417891	12.581837	-65.45%	83	2008
	26.978611	36.417891	34.99%	83	2007
	19.714010	26.978611	36.85%	2,963	2006
	15.223485	19.714010	29.50%	2,963	2005
	12.326720	15.223485	23.50%	2,963	2004
	8.149155	12.326720	51.26%	2,963	2003
	8.555421	8.149155	-4.75%	3,445	2002
	8.883159	8.555421	-3.69%	0	2001*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.318622	33.372576	2680.21%	0	2010
	17.020982	26.318622	54.62%	0	2009
	32.190396	17.020982	-47.12%	0	2008
	22.581383	32.190396	42.55%	0	2007
	18.482404	22.581383	22.18%	0	2006
	12.425394	18.482404	48.75%	0	2005
	10.000000	12.425394	24.25%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	33.437147	42.392382	2678.23%	0	2010
	21.636393	33.437147	54.54%	0	2009
	40.940303	21.636393	-47.15%	0	2008
	28.713761	40.940303	42.58%	0	2007
	23.510115	28.713761	22.13%	2,212	2006
	15.799703	23.510115	48.80%	2,212	2005
	12.964418	15.799703	21.87%	2,212	2004
	9.127452	12.964418	42.04%	2,212	2003
	9.575679	9.127452	-4.68%	2,647	2002
	10.900909	9.575679	-12.16%	0	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.109548	11.141859	0.00%	0	2010
	8.110530	10.109548	24.65%	0	2009
	13.306740	8.110530	-39.05%	0	2008
	12.337965	13.306740	7.85%	0	2007
	11.062742	12.337965	11.53%	0	2006
	10.369426	11.062742	6.69%	0	2005
	9.638578	10.369426	7.58%	0	2004
	7.279475	9.638578	32.41%	0	2003
	9.693126	7.279475	-24.90%	0	2002*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.699325	12.989700	2140.67%	0	2010
	7.382417	10.699325	44.93%	0	2009

Optional Benefits Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.637148	16.926866	2412.32%	0	2010
	9.749478	13.637148	39.88%	0	2009
	15.476070	9.749478	-37.00%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.737624	12.097934	306.97%	0	2010
	10.861571	11.737624	8.07%	0	2009
	11.256412	10.861571	-3.51%	0	2008
	10.485957	11.256412	7.35%	0	2007
	10.526828	10.485957	-0.39%	0	2006
	10.570422	10.526828	-0.41%	0	2005
	10.188610	10.570422	3.75%	2,540	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.154938	9.127209	11.92%	0	2010
	7.042646	8.154938	15.79%	0	2009
	10.980892	7.042646	-35.86%	0	2008
	11.208049	10.980892	-2.03%	0	2007
	9.762160	11.208049	14.81%	0	2006
	9.515084	9.762160	2.60%	0	2005
	8.588388	9.515084	10.79%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.964975	11.652049	16.93%	0	2010
	7.821122	9.964975	27.41%	0	2009
	10.544161	7.821122	-25.83%	0	2008
	11.008838	10.544161	-4.22%	0	2007
	10.000000	11.008838	10.09%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.018891	12.934953	762.19%	0	2010
	10.000000	12.018891	20.19%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.097980	11.112323	10.05%	0	2010
	10.000000	10.097980	0.98%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.667168	14.394447	2337.57%	0	2010
	9.517370	11.667168	22.59%	0	2009
	14.050576	9.517370	-32.26%	0	2008
	14.426082	14.050576	-2.60%	0	2007
	12.859069	14.426082	12.19%	0	2006
	12.229431	12.859069	5.15%	0	2005
	10.233061	12.229431	19.51%	0	2004

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ	6.817143	7.674656	12.58%	0	2010
	5.198062	6.817143	31.15%	0	2009
	8.084805	5.198062	-35.71%	0	2008
	7.650810	8.084805	5.67%	0	2007
	7.145145	7.650810	7.08%	0	2006
	7.032566	7.145145	1.60%	0	2005
	6.753010	7.032566	4.14%	0	2004

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.856656	8.846637	12.60%	0	2010
	6.342624	7.856656	23.87%	0	2009
	10.291429	6.342624	-38.37%	0	2008
	9.973108	10.291429	3.19%	0	2007
	8.806100	9.973108	13.25%	0	2006
	8.578259	8.806100	2.66%	0	2005
	7.907426	8.578259	8.48%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.968367	10.140574	13.07%	0	2010
	7.463107	8.968367	20.17%	0	2009
	10.804629	7.463107	-30.93%	0	2008
	10.286962	10.804629	5.03%	0	2007
	9.006853	10.286962	14.21%	0	2006
	8.800191	9.006853	2.35%	0	2005
	8.544050	8.800191	3.00%	0	2004

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.043815	14.941082	638.91%	0	2010
	11.892727	14.043815	18.09%	0	2009
	13.082714	11.892727	-9.10%	0	2008
	12.662586	13.082714	3.32%	0	2007
	12.398658	12.662586	2.13%	0	2006
	12.482613	12.398658	-0.67%	0	2005
	12.286109	12.482613	1.60%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.969703	11.020494	10.54%	0	2010
	8.189864	9.969703	21.73%	0	2009
	11.148565	8.189864	-26.54%	0	2008
	10.466571	11.148565	6.52%	0	2007
	10.000000	10.466571	4.67%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.434977	10.594428	12.29%	0	2010
	7.472349	9.434977	26.27%	0	2009
	11.326155	7.472349	-34.03%	0	2008
	10.486464	11.326155	8.01%	0	2007
	10.000000	10.486464	4.86%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.960789	10.191951	13.74%	0	2010
	6.954853	8.960789	28.84%	0	2009
	11.455106	6.954853	-39.29%	0	2008
	10.506530	11.455106	9.03%	0	2007
	10.000000	10.506530	5.07%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.622442	10.074056	16.84%	0	2010
	5.959038	8.622442	44.70%	0	2009
	13.330123	5.959038	-55.30%	0	2008
	9.335630	13.330123	42.79%	0	2007
	10.000000	9.335630	-6.64%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.063242	10.227459	12.85%	0	2010
	7.108684	9.063242	27.50%	0	2009
	12.654456	7.108684	-43.82%	0	2008
	12.727104	12.654456	-0.57%	0	2007
	10.809032	12.727104	17.75%	0	2006
	10.423208	10.809032	3.70%	0	2005
	9.544098	10.423208	9.21%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.844546	8.325692	21.64%	0	2010
	5.447351	6.844546	25.65%	0	2009
	10.529463	5.447351	-48.27%	0	2008
	8.465284	10.529463	24.38%	0	2007
	8.088667	8.465284	4.66%	0	2006
	7.806203	8.088667	3.62%	0	2005
	7.709846	7.806203	1.25%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.817019	10.952852	11.57%	0	2010
	6.963750	9.817019	40.97%	0	2009
	9.477805	6.963750	-26.53%	0	2008
	9.417143	9.477805	0.64%	0	2007
	8.638300	9.417143	9.02%	0	2006
	8.592804	8.638300	0.53%	0	2005
	8.005701	8.592804	7.33%	0	2004

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.127913	11.287249	1144.69%	0	2010
	7.176448	10.127913	41.13%	0	2009
	9.756219	7.176448	-26.44%	0	2008
	10.000000	9.756219	-2.44%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.595446	12.242475	558.00%	0	2010
	10.223567	11.595446	13.42%	0	2009
	10.787773	10.223567	-5.23%	0	2008
	10.558795	10.787773	2.17%	0	2007
	10.324258	10.558795	2.27%	0	2006
	10.314459	10.324258	0.10%	0	2005
	10.084062	10.314459	2.28%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.047031	11.416972	26.20%	0	2010
	6.589934	9.047031	37.29%	0	2009
	11.111064	6.589934	-40.69%	0	2008
	9.813433	11.111064	13.22%	0	2007
	10.000000	9.813433	-1.87%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.297761	11.409016	1079.12%	0	2010
	8.306509	10.297761	23.97%	0	2009
	15.092331	8.306509	-44.96%	0	2008
	13.134135	15.092331	14.91%	0	2007
	11.356452	13.134135	15.65%	0	2006
	9.734736	11.356452	16.66%	0	2005
	8.748328	9.734736	11.28%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.724062	14.099311	1080.83%	0	2010
	10.259392	12.724062	24.02%	0	2009
	18.644891	10.259392	-44.97%	0	2008
	16.223187	18.644891	14.93%	0	2007
	14.027069	16.223187	15.66%	0	2006
	12.028740	14.027069	16.61%	0	2005
	10.809048	12.028740	11.28%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.230235	13.924490	2399.11%	0	2010
	7.276890	11.230235	54.33%	0	2009
	15.201537	7.276890	-52.13%	0	2008
	14.683306	15.201537	3.53%	0	2007
	12.887119	14.683306	13.94%	0	2006
	12.815288	12.887119	0.56%	0	2005
	11.466264	12.815288	11.77%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.326718	11.408652	1047.70%	0	2010
	7.767215	10.326718	32.95%	0	2009
	11.261623	7.767215	-31.03%	0	2008
	11.070887	11.261623	1.72%	0	2007
	10.000000	11.070887	10.71%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.049431	10.120095	25.72%	0	2010
	6.356293	8.049431	26.64%	0	2009
	9.678516	6.356293	-34.33%	0	2008
	10.112789	9.678516	-4.29%	0	2007
	10.000000	10.112789	1.13%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.389555	9.069547	8.11%	0	2010
	6.569115	8.389555	27.71%	0	2009
	10.000000	6.569115	-34.31%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.528137	12.130997	1522.45%	0	2010
	6.219742	10.528137	69.27%	0	2009
	13.403748	6.219742	-53.60%	0	2008
	10.623123	13.403748	26.18%	0	2007
	10.000000	10.623123	6.23%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.619547	10.225047	6.29%	0	2010
	7.150886	9.619547	34.52%	0	2009
	12.235605	7.150886	-41.56%	0	2008
	10.810452	12.235605	13.18%	0	2007
	10.000000	10.810452	8.10%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.724953	15.392568	1215.02%	0	2010
	11.793991	13.724953	16.37%	0	2009
	11.325594	11.793991	4.14%	0	2008
	10.404170	11.325594	8.86%	0	2007
	10.000000	10.404170	4.04%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.430324	9.522956	12.96%	0	2010
	7.122340	8.430324	18.36%	0	2009
	12.661314	7.122340	-43.75%	0	2008
	11.558365	12.661314	9.54%	0	2007
	11.114312	11.558365	4.00%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.511963	12.211090	1616.37%	0	2010
	7.550532	10.511963	39.22%	0	2009
	14.565594	7.550532	-48.16%	0	2008
	13.439252	14.565594	8.38%	0	2007
	11.789285	13.439252	14.00%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.376262	21.712454	655.76%	0	2010
	16.618894	20.376262	22.61%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.615511	8.994951	4.40%	0	2010
	6.017725	8.615511	43.17%	0	2009
	11.021149	6.017725	-45.40%	0	2008
	8.227353	11.021149	33.96%	0	2007
	7.689536	8.227353	6.99%	0	2006
	6.967145	7.689536	10.37%	0	2005
	6.023371	6.967145	15.67%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.769992	14.370162	2209.15%	0	2010
	7.641283	11.769992	54.03%	0	2009
	13.891346	7.641283	-44.99%	0	2008
	11.637427	13.891346	19.37%	0	2007
	10.995253	11.637427	5.84%	0	2006
	10.072352	10.995253	9.16%	0	2005
	10.187572	10.072352	-1.13%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.798793	4.633509	21.97%	0	2010
	2.469354	3.798793	53.84%	0	2009
	4.495213	2.469354	-45.07%	0	2008
	3.767580	4.495213	19.31%	0	2007
	3.563365	3.767580	5.73%	0	2006
	3.257732	3.563365	9.38%	0	2005
	3.303823	3.257732	-1.40%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.761957	27.905001	2259.49%	0	2010
	12.963738	22.761957	75.58%	0	2009
	27.667553	12.963738	-53.14%	0	2008
	22.034711	27.667553	25.56%	0	2007
	15.318384	22.034711	43.84%	0	2006
	11.833234	15.318384	29.45%	0	2005
	10.166316	11.833234	16.40%	0	2004

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.084755	16.039588	2258.23%	0	2010
	7.452258	13.084755	75.58%	0	2009
	15.911129	7.452258	-53.16%	0	2008
	12.677177	15.911129	25.51%	0	2007
	8.817110	12.677177	43.78%	0	2006
	6.815092	8.817110	29.38%	0	2005
	5.856236	6.815092	16.37%	0	2004

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.364802	13.756986	2104.91%	0	2010
	9.148446	11.364802	24.23%	0	2009*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.759903	12.824054	904.90%	0	2010
	9.794748	11.759903	20.06%	0	2009
	14.853192	9.794748	-34.06%	0	2008
	14.080921	14.853192	5.48%	0	2007
	11.916542	14.080921	18.16%	0	2006*

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ	10.000000	10.702750	7.03%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.698889	10.012366	3.23%	0	2010
	8.728489	9.698889	11.12%	0	2009
	10.283009	8.728489	-15.12%	0	2008
	10.010930	10.283009	2.72%	0	2007
	9.797782	10.010930	2.18%	0	2006
	9.849942	9.797782	-0.53%	0	2005
	9.968174	9.849942	-1.19%	2,381	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.652335	11.320344	17.28%	0	2010
	8.019545	9.652335	20.36%	0	2009
	13.513661	8.019545	-40.66%	0	2008
	13.713341	13.513661	-1.46%	0	2007
	13.287497	13.713341	3.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.595557	12.763569	2046.15%	0	2010
	8.222313	10.595557	28.86%	0	2009
	13.848384	8.222313	-40.63%	0	2008
	13.125973	13.848384	5.50%	0	2007
	11.773048	13.125973	11.49%	0	2006
	11.236012	11.773048	4.78%	0	2005
	10.000000	11.236012	12.36%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.754531	5.559188	16.92%	0	2010
	3.633034	4.754531	30.87%	0	2009
	6.045400	3.633034	-39.90%	0	2008
	5.158135	6.045400	17.20%	0	2007
	4.954837	5.158135	4.10%	0	2006
	4.744656	4.954837	4.43%	0	2005
	4.474066	4.744656	6.05%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.400504	13.795938	1125.30%	0	2010
	10.000000	12.400504	24.01%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.034298	9.922759	9.83%	0	2010
	7.465869	9.034298	21.01%	0	2009
	10.843154	7.465869	-31.15%	0	2008
	10.420045	10.843154	4.06%	0	2007
	10.000000	10.420045	4.20%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.205658	10.606108	392.38%	0	2010
	9.280979	10.205658	9.96%	0	2009
	10.502388	9.280979	-11.63%	0	2008
	10.402195	10.502388	0.96%	0	2007
	10.000000	10.402195	4.02%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.023020	10.938302	9.13%	0	2010
	7.218983	10.023020	38.84%	0	2009
	11.998783	7.218983	-39.84%	0	2008
	10.701461	11.998783	12.12%	0	2007
	10.000000	10.701461	7.01%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.352911	9.680230	15.89%	0	2010
	6.138425	8.352911	36.08%	0	2009
	11.222723	6.138425	-45.30%	0	2008
	10.229939	11.222723	9.70%	0	2007
	10.000000	10.229939	2.30%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.597040	8.266547	8.81%	0	2010
	5.928601	7.597040	28.14%	0	2009
	9.762924	5.928601	-39.27%	0	2008
	10.000000	9.762924	-2.37%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.939285	14.355984	1094.88%	0	2010
	9.038731	12.939285	43.15%	0	2009
	12.801773	9.038731	-29.39%	0	2008
	12.660879	12.801773	1.11%	0	2007
	11.674092	12.660879	8.45%	0	2006
	11.628808	11.674092	0.39%	0	2005
	10.772386	11.628808	7.95%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.523960	12.786356	1095.45%	0	2010
	8.045559	11.523960	43.23%	0	2009
	11.412324	8.045559	-29.50%	0	2008
	11.283062	11.412324	1.15%	0	2007
	10.404099	11.283062	8.45%	0	2006
	10.000000	10.404099	4.04%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.670556	8.694908	13.35%	0	2010
	5.114449	7.670556	49.98%	0	2009
	10.000000	5.114449	-48.86%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.863928	9.528955	21.17%	0	2010
	6.097509	7.863928	28.97%	0	2009
	10.000000	6.097509	-39.02%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.845689	9.505383	21.15%	0	2010
	6.095623	7.845689	28.71%	0	2009
	10.000000	6.095623	-39.04%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.017520	9.037008	12.72%	0	2010
	6.329119	8.017520	26.68%	0	2009
	10.000000	6.329119	-36.71%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.263244	10.027838	8.25%	0	2010
	7.884632	9.263244	17.48%	0	2009
	10.000000	7.884632	-21.15%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.723627	9.613325	10.20%	0	2010
	7.165610	8.723627	21.74%	0	2009
	10.000000	7.165610	-28.34%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.006663	10.478811	4.72%	0	2010
	9.029915	10.006663	10.82%	0	2009
	10.000000	9.029915	-9.70%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.993867	9.821305	9.20%	0	2010
	7.521865	8.993867	19.57%	0	2009
	10.000000	7.521865	-24.78%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.444619	9.382225	11.10%	0	2010
	6.804125	8.444619	24.11%	0	2009
	10.000000	6.804125	-31.96%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.534297	10.192952	6.91%	0	2010
	8.262967	9.534297	15.39%	0	2009
	10.000000	8.262967	-17.37%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.469538	10.989796	496.93%	0	2010
	9.815492	10.469538	6.66%	0	2009
	10.000000	9.815492	-1.85%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.427791	10.917498	469.62%	0	2010
	9.793750	10.427791	6.47%	0	2009
	10.000000	9.793750	-2.06%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.209456	24.160228	1391.25%	0	2010
	13.245123	21.209456	60.13%	0	2009
	31.984109	13.245123	-58.59%	0	2008
	22.409190	31.984109	42.73%	0	2007
	16.715714	22.409190	34.06%	0	2006
	12.852297	16.715714	30.06%	0	2005
	10.855897	12.852297	18.39%	0	2004

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.626950	26.923073	1395.07%	0	2010
	14.739430	23.626950	60.30%	0	2009
	35.649755	14.739430	-58.65%	0	2008
	24.982737	35.649755	42.70%	0	2007
	18.645428	24.982737	33.99%	0	2006
	14.334085	18.645428	30.08%	0	2005
	12.106188	14.334085	18.40%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.245487	14.635642	273.88%	0	2010
	14.148403	14.245487	0.69%	0	2009
	13.395641	14.148403	5.62%	0	2008
	12.750712	13.395641	5.06%	0	2007
	12.583156	12.750712	1.33%	0	2006
	12.427143	12.583156	1.26%	0	2005
	12.273884	12.427143	1.25%	0	2004

NVIT NVIT International Equity Fund: Class I - Q/NQ	9.959684	11.063583	11.08%	0	2010
	7.830398	9.959684	27.19%	0	2009
	14.805206	7.830398	-47.11%	0	2008
	11.877044	14.805206	24.65%	0	2007
	9.109532	11.877044	30.38%	0	2006
	7.134712	9.109532	27.68%	0	2005
	6.372114	7.134712	11.97%	0	2004

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.053771	17.829832	1106.32%	0	2010
	12.626552	16.053771	27.14%	0	2009
	23.865994	12.626552	-47.09%	0	2008
	19.145342	23.865994	24.66%	0	2007
	14.685797	19.145342	30.37%	0	2006
	11.505225	14.685797	27.64%	0	2005
	10.261213	11.505225	12.12%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.165074	8.598280	5.31%	0	2010
	6.475014	8.165074	26.10%	0	2009
	11.604467	6.475014	-44.20%	0	2008
	10.820602	11.604467	7.24%	0	2007
	10.000000	10.820602	8.21%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.506310	12.932550	1239.53%	0	2010
	9.225337	11.506310	24.73%	0	2009
	14.898112	9.225337	-38.08%	0	2008
	14.341512	14.898112	3.88%	0	2007
	12.514870	14.341512	14.60%	0	2006
	11.825111	12.514870	5.83%	0	2005
	10.576701	11.825111	11.80%	174,709	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.488255	12.369869	767.40%	0	2010
	10.000000	11.488255	14.88%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.045182	13.231289	984.71%	0	2010
	10.000000	12.045182	20.45%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.502838	11.943182	382.81%	0	2010
	10.754578	11.502838	6.96%	0	2009
	11.671436	10.754578	-7.86%	0	2008
	11.296906	11.671436	3.32%	0	2007
	10.852024	11.296906	4.10%	0	2006
	10.712983	10.852024	1.30%	0	2005
	10.440308	10.712983	2.61%	33,949	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.659805	12.680271	875.20%	0	2010
	9.981650	11.659805	16.81%	0	2009
	13.254940	9.981650	-24.69%	0	2008
	12.795804	13.254940	3.59%	0	2007
	11.719089	12.795804	9.19%	0	2006
	11.345172	11.719089	3.30%	0	2005
	10.563437	11.345172	7.40%	292,569	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.720746	12.967297	1063.54%	0	2010
	9.609780	11.720746	21.97%	0	2009
	14.285581	9.609780	-32.73%	0	2008
	13.726986	14.285581	4.07%	0	2007
	12.222044	13.726986	12.31%	0	2006
	11.641115	12.222044	4.99%	0	2005
	10.591735	11.641115	9.91%	198,456	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.729417	12.480250	640.13%	0	2010
	10.442150	11.729417	12.33%	0	2009
	12.535829	10.442150	-16.70%	0	2008
	12.078751	12.535829	3.78%	0	2007
	11.361342	12.078751	6.31%	0	2006
	11.089202	11.361342	2.45%	0	2005
	10.554142	11.089202	5.07%	83,568	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.215096	20.065065	2374.31%	0	2010
	12.092805	16.215096	34.09%	0	2009
	19.412092	12.092805	-37.70%	0	2008
	18.408643	19.412092	5.45%	0	2007
	17.084241	18.408643	7.75%	0	2006
	15.542473	17.084241	9.92%	0	2005
	13.696747	15.542473	13.48%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.839035	10.627691	-194.98%	0	2010
	11.049962	10.839035	-1.91%	0	2009
	11.042934	11.049962	0.06%	0	2008
	10.748619	11.042934	2.74%	0	2007
	10.486717	10.748619	2.50%	0	2006
	10.416772	10.486717	0.67%	0	2005
	10.538430	10.416772	-1.15%	74,944	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.188386	14.300383	843.16%	0	2010
	10.814092	13.188386	21.96%	0	2009
	13.335007	10.814092	-18.90%	0	2008
	13.000381	13.335007	2.57%	0	2007
	12.646355	13.000381	2.80%	0	2006
	12.621996	12.646355	0.19%	0	2005
	12.083481	12.621996	4.46%	66,616	2004

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.108236	9.066203	11.81%	0	2010
	6.060022	8.108236	33.80%	0	2009
	10.000000	6.060022	-39.40%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.473078	15.058492	404.48%	0	2010
	11.368735	14.473078	27.31%	0	2009
	21.606235	11.368735	-47.38%	0	2008
	21.410719	21.606235	0.91%	0	2007
	17.788904	21.410719	20.36%	0	2006
	16.190131	17.788904	9.87%	0	2005
	13.730108	16.190131	17.92%	0	2004

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.992670	9.052466	13.26%	0	2010
	6.281234	7.992670	27.25%	0	2009
	10.000000	6.281234	-37.19%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.377828	3.78%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.827338	8.653032	10.55%	0	2010
	6.265525	7.827338	24.93%	0	2009
	10.000000	6.265525	-37.34%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.724714	9.605552	24.35%	0	2010
	6.197482	7.724714	24.64%	0	2009
	10.000000	6.197482	-38.03%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.531911	10.008039	17.30%	0	2010
	6.669444	8.531911	27.93%	0	2009
	10.000000	6.669444	-33.31%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.550165	12.977129	2300.40%	0	2010
	8.441780	10.550165	24.98%	0	2009
	16.069497	8.441780	-47.47%	0	2008
	14.934656	16.069497	7.60%	0	2007
	14.757674	14.934656	1.20%	0	2006
	13.923705	14.757674	5.99%	0	2005
	12.520788	13.923705	11.20%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.670139	21.935386	2413.82%	0	2010
	14.278474	17.670139	23.75%	0	2009
	21.464240	14.278474	-33.48%	0	2008
	23.514801	21.464240	-8.72%	0	2007
	20.445386	23.514801	15.01%	0	2006
	20.229150	20.445386	1.07%	0	2005
	17.588746	20.229150	15.01%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.467774	21.464082	2287.82%	0	2010
	13.225620	17.467774	32.08%	0	2009
	21.823314	13.225620	-39.40%	0	2008
	21.795083	21.823314	0.13%	0	2007
	19.839045	21.795083	9.86%	0	2006
	18.013574	19.839045	10.13%	0	2005
	15.435486	18.013574	16.70%	0	2004

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.847906	8.729935	11.24%	0	2010
	6.347507	7.847906	23.64%	0	2009
	11.077166	6.347507	-42.70%	0	2008
	10.444186	11.077166	6.06%	0	2007
	9.373836	10.444186	11.42%	0	2006
	8.897570	9.373836	5.35%	0	2005
	8.268230	8.897570	7.61%	0	2004

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.148516	9.124840	27.65%	0	2010
	5.572514	7.148516	28.28%	0	2009
	10.000000	5.572514	-44.27%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.306389	10.349954	42.27%	0	2010
	9.813634	10.306389	5.02%	0	2009
	10.000000	9.813634	-1.86%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.602436	10.494279	9.29%	0	2010
	7.834469	9.602436	22.57%	0	2009
	14.356569	7.834469	-45.43%	0	2008
	12.213220	14.356569	17.55%	0	2007
	9.894531	12.213220	23.43%	0	2006
	8.455560	9.894531	17.02%	0	2005
	7.455683	8.455560	13.41%	0	2004

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.396644	18.995804	919.23%	0	2010
	14.194293	17.396644	22.56%	0	2009
	26.003983	14.194293	-45.41%	0	2008
	22.113970	26.003983	17.59%	0	2007
	17.925550	22.113970	23.37%	0	2006
	15.318567	17.925550	17.02%	0	2005
	13.507152	15.318567	13.41%	0	2004

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.889540	13.750496	667.95%	0	2010
	10.000000	12.889540	28.90%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.864296	13.414082	427.37%	0	2010
	10.000000	12.864296	28.64%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.675761	8.713248	13.52%	0	2010
	6.089825	7.675761	26.04%	0	2009
	9.857669	6.089825	-38.22%	0	2008
	10.282762	9.857669	-4.13%	0	2007
	9.047598	10.282762	13.65%	0	2006
	8.851094	9.047598	2.22%	0	2005
	7.682654	8.851094	15.21%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.936025	20.395960	1371.51%	0	2010
	13.094586	17.936025	36.97%	0	2009
	22.331478	13.094586	-41.36%	0	2008
	21.420494	22.331478	4.25%	0	2007
	18.561920	21.420494	15.40%	0	2006
	16.556153	18.561920	12.11%	0	2005
	14.166030	16.556153	16.87%	40,081	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.074178	12.591968	1370.57%	0	2010
	8.080617	11.074178	37.05%	0	2009
	13.779357	8.080617	-41.36%	0	2008
	13.219542	13.779357	4.23%	0	2007
	11.455061	13.219542	15.40%	0	2006
	10.219918	11.455061	12.09%	0	2005
	8.746892	10.219918	16.84%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.452396	2.757700	12.45%	0	2010
	1.973259	2.452396	24.28%	0	2009
	9.534642	1.973259	-79.30%	0	2008
	10.000000	9.534642	-4.65%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.634787	2.966120	12.58%	0	2010
	2.144299	2.634787	22.87%	0	2009
	10.254653	2.144299	-79.09%	0	2008
	10.470370	10.254653	-2.06%	0	2007
	10.000000	10.470370	4.70%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.200402	9.335789	13.85%	0	2010
	6.519459	8.200402	25.78%	0	2009
	10.806734	6.519459	-39.67%	0	2008
	10.555857	10.806734	2.38%	0	2007
	9.358973	10.555857	12.79%	0	2006
	9.006305	9.358973	3.92%	0	2005
	8.391578	9.006305	7.33%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.913023	9.574904	21.00%	0	2010
	5.882427	7.913023	34.52%	0	2009
	9.650339	5.882427	-39.04%	0	2008
	9.963886	9.650339	-3.15%	0	2007
	10.000000	9.963886	-0.36%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.250986	9.062436	24.98%	0	2010
	5.576745	7.250986	30.02%	0	2009
	11.167549	5.576745	-50.06%	0	2008
	10.712508	11.167549	4.25%	0	2007
	10.611375	10.712508	0.95%	0	2006
	9.634122	10.611375	10.14%	0	2005
	8.203305	9.634122	17.44%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.822960	11.606488	723.95%	0	2010
	10.000000	10.822960	8.23%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.902078	11.243820	313.47%	0	2010
	10.000000	10.902078	9.02%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.498469	4.98%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.142479	10.655266	505.58%	0	2010
	9.434234	10.142479	7.51%	0	2009
	10.715375	9.434234	-11.96%	0	2008
	10.364427	10.715375	3.39%	0	2007
	10.000000	10.364427	3.64%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.417495	27.350685	760.57%	0	2010
	19.908510	25.417495	27.67%	0	2009
	23.881179	19.908510	-16.64%	0	2008
	22.865085	23.881179	4.44%	0	2007
	21.044221	22.865085	8.65%	0	2006
	19.119244	21.044221	10.07%	0	2005
	17.716758	19.119244	7.92%	0	2004

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.676879	26.964626	2439.35%	0	2010
	10.359839	21.676879	109.24%	0	2009
	29.976905	10.359839	-65.44%	0	2008
	22.226360	29.976905	34.87%	0	2007
	16.244707	22.226360	36.82%	0	2006
	12.563429	16.244707	29.30%	0	2005
	10.000000	12.563429	25.63%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	26.169971	32.547523	2436.97%	0	2010
	12.519976	26.169971	109.03%	0	2009
	36.257411	12.519976	-65.47%	0	2008
	26.873484	36.257411	34.92%	0	2007
	19.647169	26.873484	36.78%	0	2006
	15.179571	19.647169	29.43%	0	2005
	12.297423	15.179571	23.44%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.242762	33.259433	2673.75%	0	2010
	16.980588	26.242762	54.55%	0	2009
	32.130413	16.980588	-47.15%	0	2008
	22.550866	32.130413	42.48%	0	2007
	18.466810	22.550866	22.12%	0	2006
	12.421213	18.466810	48.67%	0	2005
	10.000000	12.421213	24.21%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	33.255810	42.141014	2671.77%	0	2010
	21.530025	33.255810	54.46%	0	2009
	40.759874	21.530025	-47.18%	0	2008
	28.601879	40.759874	42.51%	0	2007
	23.430406	28.601879	22.07%	0	2006
	15.754131	23.430406	48.73%	0	2005
	12.933607	15.754131	21.81%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.059857	11.081451	10.16%	0	2010
	8.074774	10.059857	24.58%	0	2009
	13.254857	8.074774	-39.08%	0	2008
	12.296165	13.254857	7.80%	0	2007
	11.030864	12.296165	11.47%	0	2006
	10.344787	11.030864	6.63%	0	2005
	9.620573	10.344787	7.53%	0	2004

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.646699	12.919228	2134.49%	0	2010
	7.349855	10.646699	44.86%	0	2009

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.583898	16.852188	2406.00%	0	2010
	9.716363	13.583898	39.80%	0	2009
	15.431399	9.716363	-37.04%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.697752	12.050697	301.72%	0	2010
	10.830197	11.697752	8.01%	0	2009
	11.229625	10.830197	-3.56%	0	2008
	10.466370	11.229625	7.29%	0	2007
	10.512510	10.466370	-0.44%	0	2006
	10.561415	10.512510	-0.46%	0	2005
	10.185123	10.561415	3.69%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.110633	9.073006	11.87%	0	2010
	7.007973	8.110633	15.73%	0	2009
	10.932418	7.007973	-35.90%	0	2008
	11.164302	10.932418	-2.08%	0	2007
	9.729006	11.164302	14.75%	0	2006
	9.487595	9.729006	2.54%	0	2005
	8.567953	9.487595	10.73%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.946317	11.624313	16.87%	0	2010
	7.810467	9.946317	27.35%	0	2009
	10.535179	7.810467	-25.86%	0	2008
	11.005109	10.535179	-4.27%	0	2007
	10.000000	11.005109	10.05%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.014804	12.923966	756.70%	0	2010
	10.000000	12.014804	20.15%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.097695	11.106335	9.99%	0	2010
	10.000000	10.097695	0.98%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.621599	14.330927	2331.29%	0	2010
	9.485040	11.621599	22.53%	0	2009
	14.010025	9.485040	-32.30%	0	2008
	14.391831	14.010025	-2.65%	0	2007
	12.835064	14.391831	12.13%	0	2006
	12.212803	12.835064	5.10%	0	2005
	10.224364	12.212803	19.45%	0	2004

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ	6.780149	7.629107	12.52%	0	2010
	5.172489	6.780149	31.08%	0	2009
	8.049148	5.172489	-35.74%	0	2008
	7.620978	8.049148	5.62%	0	2007
	7.120901	7.620978	7.02%	0	2006
	7.012263	7.120901	1.55%	0	2005
	6.736948	7.012263	4.09%	0	2004

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.814034	8.794179	12.54%	0	2010
	6.311420	7.814034	23.81%	0	2009
	10.246035	6.311420	-38.40%	0	2008
	9.934209	10.246035	3.14%	0	2007
	8.776217	9.934209	13.19%	0	2006
	8.553497	8.776217	2.60%	0	2005
	7.888621	8.553497	8.43%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.919694	10.080416	13.01%	0	2010
	7.426396	8.919694	20.11%	0	2009
	10.756980	7.426396	-30.96%	0	2008
	10.246854	10.756980	4.98%	0	2007
	8.976307	10.246854	14.15%	0	2006
	8.774806	8.976307	2.30%	0	2005
	8.523748	8.774806	2.95%	0	2004

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.967650	14.852467	633.48%	0	2010
	11.834259	13.967650	18.03%	0	2009
	13.025028	11.834259	-9.14%	0	2008
	12.613224	13.025028	3.26%	0	2007
	12.356608	12.613224	2.08%	0	2006
	12.446617	12.356608	-0.72%	0	2005
	12.256937	12.446617	1.55%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.951046	10.994254	10.48%	0	2010
	8.178717	9.951046	21.67%	0	2009
	11.139084	8.178717	-26.58%	0	2008
	10.463031	11.139084	6.46%	0	2007
	10.000000	10.463031	4.63%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.417332	10.569236	12.23%	0	2010
	7.462168	9.417332	26.20%	0	2009
	11.316515	7.462168	-34.06%	0	2008
	10.482916	11.316515	7.95%	0	2007
	10.000000	10.482916	4.83%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.944020	10.167697	13.68%	0	2010
	6.945378	8.944020	28.78%	0	2009
	11.445346	6.945378	-39.32%	0	2008
	10.502972	11.445346	8.97%	0	2007
	10.000000	10.502972	5.03%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.606295	10.050061	16.78%	0	2010
	5.950919	8.606295	44.62%	0	2009
	13.318792	5.950919	-55.32%	0	2008
	9.332470	13.318792	42.71%	0	2007
	10.000000	9.332470	-6.68%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.014061	10.166784	12.79%	0	2010
	7.073720	9.014061	27.43%	0	2009
	12.598676	7.073720	-43.85%	0	2008
	12.677501	12.598676	-0.62%	0	2007
	10.772376	12.677501	17.69%	0	2006
	10.393148	10.772376	3.65%	0	2005
	9.521414	10.393148	9.16%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.807388	8.276274	21.58%	0	2010
	5.420543	6.807388	25.58%	0	2009
	10.483018	5.420543	-48.29%	0	2008
	8.432255	10.483018	24.32%	0	2007
	8.061206	8.432255	4.60%	0	2006
	7.783662	8.061206	3.57%	0	2005
	7.691507	7.783662	1.20%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.763751	10.887858	11.51%	0	2010
	6.929489	9.763751	40.90%	0	2009
	9.436010	6.929489	-26.56%	0	2008
	9.380419	9.436010	0.59%	0	2007
	8.608998	9.380419	8.96%	0	2006
	8.568021	8.608998	0.48%	0	2005
	7.986680	8.568021	7.28%	0	2004

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.114139	11.266153	1139.01%	0	2010
	7.170337	10.114139	41.06%	0	2009
	9.752895	7.170337	-26.48%	0	2008
	10.000000	9.752895	-2.47%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.556085	12.194690	552.61%	0	2010
	10.194060	11.556085	13.36%	0	2009
	10.762125	10.194060	-5.28%	0	2008
	10.539097	10.762125	2.12%	0	2007
	10.310242	10.539097	2.22%	0	2006
	10.305686	10.310242	0.04%	0	2005
	10.080627	10.305686	2.23%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.030104	11.389829	26.13%	0	2010
	6.580963	9.030104	37.22%	0	2009
	11.101611	6.580963	-40.72%	0	2008
	9.810111	11.101611	13.16%	0	2007
	10.000000	9.810111	-1.90%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.241894	11.341341	1073.48%	0	2010
	8.265661	10.241894	23.91%	0	2009
	15.025802	8.265661	-44.99%	0	2008
	13.082933	15.025802	14.85%	0	2007
	11.317935	13.082933	15.59%	0	2006
	9.706658	11.317935	16.60%	0	2005
	8.727539	9.706658	11.22%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.674379	14.037105	1075.18%	0	2010
	10.224555	12.674379	23.96%	0	2009
	18.591095	10.224555	-45.00%	0	2008
	16.184681	18.591095	14.87%	0	2007
	14.000898	16.184681	15.60%	0	2006
	12.012398	14.000898	16.55%	0	2005
	10.799864	12.012398	11.23%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.186381	13.863047	2392.79%	0	2010
	7.252168	11.186381	54.25%	0	2009
	15.157668	7.252168	-52.16%	0	2008
	14.648447	15.157668	3.48%	0	2007
	12.863065	14.648447	13.88%	0	2006
	12.797874	12.863065	0.51%	0	2005
	11.456515	12.797874	11.71%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.307392	11.381495	1042.07%	0	2010
	7.756633	10.307392	32.88%	0	2009
	11.252036	7.756633	-31.06%	0	2008
	11.067139	11.252036	1.67%	0	2007
	10.000000	11.067139	10.67%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.034366	10.096001	25.66%	0	2010
	6.347643	8.034366	26.57%	0	2009
	9.670281	6.347643	-34.36%	0	2008
	10.109363	9.670281	-4.34%	0	2007
	10.000000	10.109363	1.09%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.382437	9.057230	8.05%	0	2010
	6.566886	8.382437	27.65%	0	2009
	10.000000	6.566886	-34.33%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.508411	12.102091	1516.58%	0	2010
	6.211263	10.508411	69.18%	0	2009
	13.392336	6.211263	-53.62%	0	2008
	10.619522	13.392336	26.11%	0	2007
	10.000000	10.619522	6.20%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.601545	10.200707	6.24%	0	2010
	7.141154	9.601545	34.45%	0	2009
	12.225199	7.141154	-41.59%	0	2008
	10.806791	12.225199	13.13%	0	2007
	10.000000	10.806791	8.07%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.699284	15.355948	1209.31%	0	2010
	11.777936	13.699284	16.31%	0	2009
	11.315943	11.777936	4.08%	0	2008
	10.400635	11.315943	8.80%	0	2007
	10.000000	10.400635	4.01%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.397382	9.480907	12.90%	0	2010
	7.098140	8.397382	18.30%	0	2009
	12.624745	7.098140	-43.78%	0	2008
	11.530891	12.624745	9.49%	0	2007
	11.093531	11.530891	3.94%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.481612	12.169629	1610.46%	0	2010
	7.532570	10.481612	39.15%	0	2009
	14.538404	7.532570	-48.19%	0	2008
	13.421053	14.538404	8.33%	0	2007
	11.779311	13.421053	13.94%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.282095	21.601112	650.34%	0	2010
	16.550524	20.282095	22.55%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.571948	8.944913	4.35%	0	2010
	5.990355	8.571948	43.10%	0	2009
	10.976647	5.990355	-45.43%	0	2008
	8.198336	10.976647	33.89%	0	2007
	7.666316	8.198336	6.94%	0	2006
	6.949648	7.666316	10.31%	0	2005
	6.011309	6.949648	15.61%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.724049	14.306771	2202.93%	0	2010
	7.615341	11.724049	53.95%	0	2009
	13.851275	7.615341	-45.02%	0	2008
	11.609795	13.851275	19.31%	0	2007
	10.974721	11.609795	5.79%	0	2006
	10.058657	10.974721	9.11%	0	2005
	10.178910	10.058657	-1.18%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.779583	4.607728	21.91%	0	2010
	2.458113	3.779583	53.76%	0	2009
	4.477053	2.458113	-45.10%	0	2008
	3.754292	4.477053	19.25%	0	2007
	3.552614	3.754292	5.68%	0	2006
	3.249553	3.552614	9.33%	0	2005
	3.297208	3.249553	-1.45%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.673113	27.781921	2253.25%	0	2010
	12.919715	22.673113	75.49%	0	2009
	27.587725	12.919715	-53.17%	0	2008
	21.982398	27.587725	25.50%	0	2007
	15.289791	21.982398	43.77%	0	2006
	11.817150	15.289791	29.39%	0	2005
	10.157673	11.817150	16.34%	0	2004

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.018580	15.950368	2252.00%	0	2010
	7.418345	13.018580	75.49%	0	2009
	15.846836	7.418345	-53.19%	0	2008
	12.632426	15.846836	25.45%	0	2007
	8.790457	12.632426	43.71%	0	2006
	6.797949	8.790457	29.31%	0	2005
	5.844498	6.797949	16.31%	0	2004

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.332034	13.710318	2098.73%	0	2010
	9.126722	11.332034	24.16%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.714012	12.767506	899.35%	0	2010
	9.761492	11.714012	20.00%	0	2009
	14.810316	9.761492	-34.09%	0	2008
	14.047477	14.810316	5.43%	0	2007
	11.894280	14.047477	18.10%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.699132	6.99%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.665959	9.973279	3.18%	0	2010
	8.703295	9.665959	11.06%	0	2009
	10.258557	8.703295	-15.16%	0	2008
	9.992258	10.258557	2.67%	0	2007
	9.784478	9.992258	2.12%	0	2006
	9.841564	9.784478	-0.58%	0	2005
	9.964766	9.841564	-1.24%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.614626	11.270375	17.22%	0	2010
	7.992300	9.614626	20.30%	0	2009
	13.474648	7.992300	-40.69%	0	2008
	13.680755	13.474648	-1.51%	0	2007
	13.262674	13.680755	3.15%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.565006	12.720283	2040.01%	0	2010
	8.202784	10.565006	28.80%	0	2009
	13.822570	8.202784	-40.66%	0	2008
	13.108220	13.822570	5.45%	0	2007
	11.763111	13.108220	11.43%	0	2006
	11.232231	11.763111	4.73%	0	2005
	10.000000	11.232231	12.32%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.728769	5.526255	16.86%	0	2010
	3.615192	4.728769	30.80%	0	2009
	6.018772	3.615192	-39.93%	0	2008
	5.138043	6.018772	17.14%	0	2007
	4.938044	5.138043	4.05%	0	2006
	4.730977	4.938044	4.38%	0	2005
	4.463437	4.730977	5.99%	0	2004

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.396292	13.784241	1119.65%	0	2010
	10.000000	12.396292	23.96%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.017389	9.899139	9.78%	0	2010
	7.455703	9.017389	20.95%	0	2009
	10.833923	7.455703	-31.18%	0	2008
	10.416519	10.833923	4.01%	0	2007
	10.000000	10.416519	4.17%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.186610	10.580908	387.07%	0	2010
	9.268369	10.186610	9.91%	0	2009
	10.493465	9.268369	-11.67%	0	2008
	10.398680	10.493465	0.91%	0	2007
	10.000000	10.398680	3.99%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.004291	10.912299	9.08%	0	2010
	7.209163	10.004291	38.77%	0	2009
	11.988593	7.209163	-39.87%	0	2008
	10.697846	11.988593	12.07%	0	2007
	10.000000	10.697846	6.98%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.337279	9.657187	15.83%	0	2010
	6.130054	8.337279	36.01%	0	2009
	11.213159	6.130054	-45.33%	0	2008
	10.226475	11.213159	9.65%	0	2007
	10.000000	10.226475	2.26%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.586684	8.251065	8.76%	0	2010
	5.923551	7.586684	28.08%	0	2009
	9.759595	5.923551	-39.31%	0	2008
	10.000000	9.759595	-2.40%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.869095	14.270818	1089.22%	0	2010
	8.994281	12.869095	43.08%	0	2009
	12.745336	8.994281	-29.43%	0	2008
	12.611541	12.745336	1.06%	0	2007
	11.634512	12.611541	8.40%	0	2006
	11.595276	11.634512	0.34%	0	2005
	10.746806	11.595276	7.90%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.496573	12.749463	1089.79%	0	2010
	8.030534	11.496573	43.16%	0	2009
	11.396831	8.030534	-29.54%	0	2008
	11.273516	11.396831	1.09%	0	2007
	10.400579	11.273516	8.39%	0	2006
	10.000000	10.400579	4.01%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.664030	8.683086	13.30%	0	2010
	5.112703	7.664030	49.90%	0	2009
	10.000000	5.112703	-48.87%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.857237	9.516007	21.11%	0	2010
	6.095432	7.857237	28.90%	0	2009
	10.000000	6.095432	-39.05%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.839014	9.492455	21.09%	0	2010
	6.093540	7.839014	28.64%	0	2009
	10.000000	6.093540	-39.06%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.010702	9.024733	12.66%	0	2010
	6.326955	8.010702	26.61%	0	2009
	10.000000	6.326955	-36.73%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.255380	10.014215	8.20%	0	2010
	7.881950	9.255380	17.43%	0	2009
	10.000000	7.881950	-21.18%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.716193	9.600233	10.14%	0	2010
	7.163165	8.716193	21.68%	0	2009
	10.000000	7.163165	-28.37%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.998153	10.464567	4.67%	0	2010
	9.026837	9.998153	10.76%	0	2009
	10.000000	9.026837	-9.73%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.986208	9.807936	9.14%	0	2010
	7.519299	8.986208	19.51%	0	2009
	10.000000	7.519299	-24.81%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.437446	9.369473	11.05%	0	2010
	6.801819	8.437446	24.05%	0	2009
	10.000000	6.801819	-31.98%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.526187	10.179093	6.85%	0	2010
	8.260152	9.526187	15.33%	0	2009
	10.000000	8.260152	-17.40%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.460628	10.974847	491.58%	0	2010
	9.812152	10.460628	6.61%	0	2009
	10.000000	9.812152	-1.88%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.418934	10.902664	464.28%	0	2010
	9.790412	10.418934	6.42%	0	2009
	10.000000	9.790412	-2.10%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.109627	24.034266	1385.45%	0	2010
	13.189501	21.109627	60.05%	0	2009
	31.866128	13.189501	-58.61%	0	2008
	22.337963	31.866128	42.65%	0	2007
	16.671061	22.337963	33.99%	0	2006
	12.824480	16.671061	29.99%	0	2005
	10.837926	12.824480	18.33%	0	2004

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.534669	26.804267	1389.27%	0	2010
	14.689344	23.534669	60.22%	0	2009
	35.546819	14.689344	-58.68%	0	2008
	24.923362	35.546819	42.62%	0	2007
	18.610577	24.923362	33.92%	0	2006
	14.314567	18.610577	30.01%	0	2005
	12.095873	14.314567	18.34%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.168257	14.548864	268.63%	0	2010
	14.078879	14.168257	0.63%	0	2009
	13.336618	14.078879	5.57%	0	2008
	12.701038	13.336618	5.00%	0	2007
	12.540509	12.701038	1.28%	0	2006
	12.391329	12.540509	1.20%	0	2005
	12.244763	12.391329	1.20%	0	2004

NVIT NVIT International Equity Fund: Class I - Q/NQ	9.912831	11.005924	11.03%	0	2010
	7.797533	9.912831	27.13%	0	2009
	14.750612	7.797533	-47.14%	0	2008
	11.839306	14.750612	24.59%	0	2007
	9.085207	11.839306	30.31%	0	2006
	7.119284	9.085207	27.61%	0	2005
	6.361569	7.119284	11.91%	0	2004

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.991077	17.751160	1100.67%	0	2010
	12.583665	15.991077	27.08%	0	2009
	23.797105	12.583665	-47.12%	0	2008
	19.099862	23.797105	24.59%	0	2007
	14.658366	19.099862	30.30%	0	2006
	11.489572	14.658366	27.58%	0	2005
	10.252483	11.489572	12.07%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.149818	8.577857	5.25%	0	2010
	6.466209	8.149818	26.04%	0	2009
	11.594614	6.466209	-44.23%	0	2008
	10.816951	11.594614	7.19%	0	2007
	10.000000	10.816951	8.17%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.459829	12.873740	1233.80%	0	2010
	9.192762	11.459829	24.66%	0	2009
	14.853098	9.192762	-38.11%	0	2008
	14.305520	14.853098	3.83%	0	2007
	12.489813	14.305520	14.54%	0	2006
	11.807448	12.489813	5.78%	0	2005
	10.566284	11.807448	11.75%	0	2004

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.484351	12.359361	761.92%	0	2010
	10.000000	11.484351	14.84%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.041092	13.220057	979.12%	0	2010
	10.000000	12.041092	20.41%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.456393	11.888897	377.52%	0	2010
	10.716625	11.456393	6.90%	0	2009
	11.636185	10.716625	-7.90%	0	2008
	11.268568	11.636185	3.26%	0	2007
	10.830309	11.268568	4.05%	0	2006
	10.696990	10.830309	1.25%	0	2005
	10.430034	10.696990	2.56%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.612729	12.622630	869.65%	0	2010
	9.946414	11.612729	16.75%	0	2009
	13.214889	9.946414	-24.73%	0	2008
	12.763693	13.214889	3.53%	0	2007
	11.695624	12.763693	9.13%	0	2006
	11.328215	11.695624	3.24%	0	2005
	10.553029	11.328215	7.35%	13,744	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.673406	12.908341	1057.90%	0	2010
	9.575844	11.673406	21.90%	0	2009
	14.242409	9.575844	-32.77%	0	2008
	13.692531	14.242409	4.02%	0	2007
	12.197565	13.692531	12.26%	0	2006
	11.623715	12.197565	4.94%	0	2005
	10.581287	11.623715	9.85%	7,239	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.682071	12.423540	634.71%	0	2010
	10.405305	11.682071	12.27%	0	2009
	12.497972	10.405305	-16.74%	0	2008
	12.048446	12.497972	3.73%	0	2007
	11.338608	12.048446	6.26%	0	2006
	11.072641	11.338608	2.40%	0	2005
	10.543755	11.072641	5.02%	9,591	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.127113	19.946031	2368.01%	0	2010
	12.033319	16.127113	34.02%	0	2009
	19.326473	12.033319	-37.74%	0	2008
	18.336862	19.326473	5.40%	0	2007
	17.026291	18.336862	7.70%	0	2006
	15.497629	17.026291	9.86%	0	2005
	13.664186	15.497629	13.42%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.780194	10.564607	-199.98%	0	2010
	10.995583	10.780194	-1.96%	0	2009
	10.994195	10.995583	0.01%	0	2008
	10.706668	10.994195	2.69%	0	2007
	10.451103	10.706668	2.45%	0	2006
	10.386676	10.451103	0.62%	0	2005
	10.513346	10.386676	-1.20%	7,318	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.116880	14.215605	837.64%	0	2010
	10.760945	13.116880	21.89%	0	2009
	13.276244	10.760945	-18.95%	0	2008
	12.949735	13.276244	2.52%	0	2007
	12.603486	12.949735	2.75%	0	2006
	12.585616	12.603486	0.14%	0	2005
	12.054794	12.585616	4.40%	115	2004

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.101330	9.053866	11.76%	0	2010
	6.057957	8.101330	33.73%	0	2009
	10.000000	6.057957	-39.42%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.423898	14.999681	399.19%	0	2010
	11.335897	14.423898	27.24%	0	2009
	21.554851	11.335897	-47.41%	0	2008
	21.370770	21.554851	0.86%	0	2007
	17.764744	21.370770	20.30%	0	2006
	16.176362	17.764744	9.82%	0	2005
	13.725434	16.176362	17.86%	0	2004

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.985874	9.040153	13.20%	0	2010
	6.279093	7.985874	27.18%	0	2009
	10.000000	6.279093	-37.21%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.374280	3.74%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.820676	8.641256	10.49%	0	2010
	6.263383	7.820676	24.86%	0	2009
	10.000000	6.263383	-37.37%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.718150	9.592494	24.28%	0	2010
	6.195364	7.718150	24.58%	0	2009
	10.000000	6.195364	-38.05%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.524647	9.994435	17.24%	0	2010
	6.667167	8.524647	27.86%	0	2009
	10.000000	6.667167	-33.33%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.492921	12.900163	2294.16%	0	2010
	8.400263	10.492921	24.91%	0	2009
	15.998659	8.400263	-47.49%	0	2008
	14.876463	15.998659	7.54%	0	2007
	14.707640	14.876463	1.15%	0	2006
	13.883550	14.707640	5.94%	0	2005
	12.491041	13.883550	11.15%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.574266	21.805256	2407.49%	0	2010
	14.208250	17.574266	23.69%	0	2009
	21.369593	14.208250	-33.51%	0	2008
	23.423135	21.369593	-8.77%	0	2007
	20.376050	23.423135	14.95%	0	2006
	20.170796	20.376050	1.02%	0	2005
	17.546948	20.170796	14.95%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.372989	21.336733	2281.56%	0	2010
	13.160573	17.372989	32.01%	0	2009
	21.727093	13.160573	-39.43%	0	2008
	21.710124	21.727093	0.08%	0	2007
	19.771776	21.710124	9.80%	0	2006
	17.961627	19.771776	10.08%	0	2005
	15.398826	17.961627	16.64%	0	2004

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.805339	8.678156	11.18%	0	2010
	6.316291	7.805339	23.57%	0	2009
	11.028328	6.316291	-42.73%	0	2008
	10.403477	11.028328	6.01%	0	2007
	9.342053	10.403477	11.36%	0	2006
	8.871909	9.342053	5.30%	0	2005
	8.248587	8.871909	7.56%	0	2004

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.142400	9.112388	27.58%	0	2010
	5.570597	7.142400	28.22%	0	2009
	10.000000	5.570597	-44.29%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.297627	10.335882	37.15%	0	2010
	9.810294	10.297627	4.97%	0	2009
	10.000000	9.810294	-1.90%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.550337	10.432022	9.23%	0	2010
	7.795948	9.550337	22.50%	0	2009
	14.293288	7.795948	-45.46%	0	2008
	12.165622	14.293288	17.49%	0	2007
	9.860979	12.165622	23.37%	0	2006
	8.431164	9.860979	16.96%	0	2005
	7.437963	8.431164	13.35%	0	2004

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.337571	18.921651	913.67%	0	2010
	14.153310	17.337571	22.50%	0	2009
	25.942168	14.153310	-45.44%	0	2008
	22.072707	25.942168	17.53%	0	2007
	17.901215	22.072707	23.30%	0	2006
	15.305550	17.901215	16.96%	0	2005
	13.502549	15.305550	13.35%	0	2004

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.885161	13.738825	662.52%	0	2010
	10.000000	12.885161	28.85%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.859919	13.402685	422.06%	0	2010
	10.000000	12.859919	28.60%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.634110	8.661552	13.46%	0	2010
	6.059868	7.634110	25.98%	0	2009
	9.814190	6.059868	-38.25%	0	2008
	10.242660	9.814190	-4.18%	0	2007
	9.016897	10.242660	13.59%	0	2006
	8.825553	9.016897	2.17%	0	2005
	7.664394	8.825553	15.15%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.875102	20.316307	1365.70%	0	2010
	13.056765	17.875102	36.90%	0	2009
	22.278368	13.056765	-41.39%	0	2008
	21.380508	22.278368	4.20%	0	2007
	18.536700	21.380508	15.34%	0	2006
	16.542076	18.536700	12.06%	0	2005
	14.161203	16.542076	16.81%	2,293	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.019713	12.523657	1364.78%	0	2010
	8.044972	11.019713	36.98%	0	2009
	13.725592	8.044972	-41.39%	0	2008
	13.174723	13.725592	4.18%	0	2007
	11.422032	13.174723	15.34%	0	2006
	10.195624	11.422032	12.03%	0	2005
	8.730549	10.195624	16.78%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.449054	2.752546	12.39%	0	2010
	1.971572	2.449054	24.22%	0	2009
	9.531396	1.971572	-79.31%	0	2008
	10.000000	9.531396	-4.69%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.629848	2.959045	12.52%	0	2010
	2.141380	2.629848	22.81%	0	2009
	10.245931	2.141380	-79.10%	0	2008
	10.466825	10.245931	-2.11%	0	2007
	10.000000	10.466825	4.67%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.155925	9.280428	13.79%	0	2010
	6.487392	8.155925	25.72%	0	2009
	10.759075	6.487392	-39.70%	0	2008
	10.514697	10.759075	2.32%	0	2007
	9.327218	10.514697	12.73%	0	2006
	8.980316	9.327218	3.86%	0	2005
	8.371640	8.980316	7.27%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.898185	9.552086	20.94%	0	2010
	5.874407	7.898185	34.45%	0	2009
	9.642124	5.874407	-39.08%	0	2008
	9.960520	9.642124	-3.20%	0	2007
	10.000000	9.960520	-0.39%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.211620	9.008648	24.92%	0	2010
	5.549298	7.211620	29.96%	0	2009
	11.118283	5.549298	-50.09%	0	2008
	10.670712	11.118283	4.19%	0	2007
	10.575363	10.670712	0.90%	0	2006
	9.606312	10.575363	10.09%	0	2005
	8.183801	9.606312	17.38%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.819270	11.596615	718.48%	0	2010
	10.000000	10.819270	8.19%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.898362	11.234258	308.21%	0	2010
	10.000000	10.898362	8.98%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.494926	4.95%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.123518	10.629933	500.24%	0	2010
	9.421398	10.123518	7.45%	0	2009
	10.706250	9.421398	-12.00%	0	2008
	10.360918	10.706250	3.33%	0	2007
	10.000000	10.360918	3.61%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.279702	27.188555	755.09%	0	2010
	19.810676	25.279702	27.61%	0	2009
	23.775951	19.810676	-16.68%	0	2008
	22.776011	23.775951	4.39%	0	2007
	20.972916	22.776011	8.60%	0	2006
	19.064141	20.972916	10.01%	0	2005
	17.674709	19.064141	7.86%	0	2004

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.614346	26.873147	2433.01%	0	2010
	10.335213	21.614346	109.13%	0	2009
	29.920983	10.335213	-65.46%	0	2008
	22.196273	29.920983	34.80%	0	2007
	16.230974	22.196273	36.75%	0	2006
	12.559185	16.230974	29.24%	0	2005
	10.000000	12.559185	25.59%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	26.027990	32.354465	2430.64%	0	2010
	12.458397	26.027990	108.92%	0	2009
	36.097562	12.458397	-65.49%	0	2008
	26.768723	36.097562	34.85%	0	2007
	19.580527	26.768723	36.71%	0	2006
	15.135770	19.580527	29.37%	0	2005
	12.268194	15.135770	23.37%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.167095	33.146646	2667.30%	0	2010
	16.940259	26.167095	54.47%	0	2009
	32.070520	16.940259	-47.18%	0	2008
	22.520375	32.070520	42.41%	0	2007
	18.451216	22.520375	22.05%	0	2006
	12.417025	18.451216	48.60%	0	2005
	10.000000	12.417025	24.17%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	33.075452	41.891129	2665.32%	0	2010
	21.424185	33.075452	54.38%	0	2009
	40.580264	21.424185	-47.21%	0	2008
	28.490441	40.580264	42.43%	0	2007
	23.350997	28.490441	22.01%	0	2006
	15.708711	23.350997	48.65%	0	2005
	12.902900	15.708711	21.75%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.010378	11.021331	10.10%	0	2010
	8.039158	10.010378	24.52%	0	2009
	13.203137	8.039158	-39.11%	0	2008
	12.254454	13.203137	7.74%	0	2007
	10.999052	12.254454	11.41%	0	2006
	10.320207	10.999052	6.58%	0	2005
	9.602609	10.320207	7.47%	0	2004

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.594273	12.849067	2128.31%	0	2010
	7.317394	10.594273	44.78%	0	2009

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.530846	16.777825	2399.69%	0	2010
	9.683355	13.530846	39.73%	64	2009
	15.386854	9.683355	-37.07%	64	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.657993	12.003612	296.47%	0	2010
	10.798896	11.657993	7.96%	0	2009
	11.202885	10.798896	-3.61%	0	2008
	10.446805	11.202885	7.24%	0	2007
	10.498201	10.446805	-0.49%	2,759	2006
	10.552410	10.498201	-0.51%	2,759	2005
	10.181634	10.552410	3.64%	6,006	2004
	10.000000	10.181634	1.82%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.066661	9.019218	11.81%	14,733	2010
	6.973518	8.066661	15.68%	14,738	2009
	10.884237	6.973518	-35.93%	15,750	2008
	11.120804	10.884237	-2.13%	17,368	2007
	9.696030	11.120804	14.69%	23,320	2006
	9.460244	9.696030	2.49%	24,156	2005
	8.547597	9.460244	10.68%	24,823	2004
	6.746126	8.547597	26.70%	25,060	2003
	8.542208	6.746126	-21.03%	25,630	2002
	9.517124	8.542208	-10.24%	7,625	2001*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.927730	11.596669	16.81%	0	2010
	7.799843	9.927730	27.28%	0	2009
	10.526222	7.799843	-25.90%	0	2008
	11.001395	10.526222	-4.32%	7,071	2007
	10.000000	11.001395	10.01%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.010714	12.912985	751.22%	3,687	2010
	10.000000	12.010714	20.11%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.097416	11.100378	9.93%	0	2010
	10.000000	10.097416	0.97%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.576230	14.267701	2325.00%	4,434	2010
	9.452842	11.576230	22.46%	4,434	2009
	13.969607	9.452842	-32.33%	4,434	2008
	14.357676	13.969607	-2.70%	4,800	2007
	12.811123	14.357676	12.07%	6,777	2006
	12.196229	12.811123	5.04%	6,050	2005
	10.215680	12.196229	19.39%	6,100	2004
	7.569450	10.215680	34.96%	6,100	2003
	10.000000	7.569450	-24.31%	3,461	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ	6.743326	7.583811	12.46%	5,606	2010
	5.147022	6.743326	31.01%	9,584	2009
	8.013618	5.147022	-35.77%	9,762	2008
	7.591231	8.013618	5.56%	9,597	2007
	7.096725	7.591231	6.97%	9,611	2006
	6.992022	7.096725	1.50%	9,608	2005
	6.720932	6.992022	4.03%	9,606	2004
	5.445448	6.720932	23.42%	12,057	2003
	7.824478	5.445448	-30.40%	12,016	2002
	10.318982	7.824478	-24.17%	0	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.771615	8.741981	12.49%	20,650	2010
	6.280369	7.771615	23.74%	35,131	2009
	10.200843	6.280369	-38.43%	47,687	2008
	9.895472	10.200843	3.09%	49,775	2007
	8.746439	9.895472	13.14%	54,948	2006
	8.528816	8.746439	2.55%	55,454	2005
	7.869869	8.528816	8.37%	59,033	2004
	6.259089	7.869869	25.74%	60,295	2003
	8.230945	6.259089	-23.96%	50,320	2002
	9.570079	8.230945	-13.99%	11,979	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.871305	10.020623	12.96%	10,151	2010
	7.389870	8.871305	20.05%	10,340	2009
	10.709550	7.389870	-31.00%	12,494	2008
	10.206902	10.709550	4.92%	12,578	2007
	8.945861	10.206902	14.10%	19,246	2006
	8.749492	8.945861	2.24%	19,509	2005
	8.503490	8.749492	2.89%	19,927	2004
	7.164595	8.503490	18.69%	19,799	2003
	8.782702	7.164595	-18.42%	21,799	2002
	9.888186	8.782702	-11.18%	11,285	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.891864	14.764346	628.05%	6,924	2010
	11.776049	13.891864	17.97%	7,340	2009
	12.967573	11.776049	-9.19%	10,340	2008
	12.564026	12.967573	3.21%	9,892	2007
	12.314679	12.564026	2.02%	14,462	2006
	12.410689	12.314679	-0.77%	14,780	2005
	12.227793	12.410689	1.50%	18,673	2004
	11.929514	12.227793	2.50%	21,086	2003
	11.142163	11.929514	7.07%	17,474	2002
	10.532467	11.142163	5.79%	2,036	2001*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.932439	10.968111	10.43%	0	2010
	8.167582	9.932439	21.61%	0	2009
	11.129603	8.167582	-26.61%	0	2008
	10.459496	11.129603	6.41%	0	2007
	10.000000	10.459496	4.59%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.399722	10.544087	12.17%	4,659	2010
	7.452019	9.399722	26.14%	0	2009
	11.306894	7.452019	-34.09%	0	2008
	10.479370	11.306894	7.90%	0	2007
	10.000000	10.479370	4.79%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.927284	10.143499	13.62%	0	2010
	6.935916	8.927284	28.71%	0	2009
	11.435608	6.935916	-39.35%	0	2008
	10.499414	11.435608	8.92%	0	2007
	10.000000	10.499414	4.99%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.590151	10.026105	16.72%	1,339	2010
	5.942793	8.590151	44.55%	1,407	2009
	13.307433	5.942793	-55.34%	1,407	2008
	9.329305	13.307433	42.64%	2,283	2007
	10.000000	9.329305	-6.71%	451	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	8.965123	10.106441	12.73%	28,593	2010
	7.038920	8.965123	27.37%	29,639	2009
	12.543105	7.038920	-43.88%	55,136	2008
	12.628064	12.543105	-0.67%	57,170	2007
	10.735822	12.628064	17.63%	66,794	2006
	10.363157	10.735822	3.60%	69,520	2005
	9.498796	10.363157	9.10%	67,936	2004
	7.446930	9.498796	27.55%	70,135	2003
	9.159972	7.446930	-18.70%	70,724	2002
	9.854339	9.159972	-7.05%	14,602	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.770438	8.227155	21.52%	12,144	2010
	5.393870	6.770438	25.52%	11,108	2009
	10.436772	5.393870	-48.32%	13,721	2008
	8.399362	10.436772	24.26%	13,086	2007
	8.033852	8.399362	4.55%	17,743	2006
	7.761188	8.033852	3.51%	18,089	2005
	7.673205	7.761188	1.15%	19,048	2004
	5.899618	7.673205	30.06%	19,432	2003
	8.629292	5.899618	-31.63%	18,475	2002
	10.709661	8.629292	-19.43%	12,230	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.710790	10.823290	11.46%	1,411	2010
	6.895406	9.710790	40.83%	4,831	2009
	9.394378	6.895406	-26.60%	6,600	2008
	9.343831	9.394378	0.54%	6,600	2007
	8.579779	9.343831	8.91%	9,036	2006
	8.543293	8.579779	0.43%	9,734	2005
	7.967694	8.543293	7.22%	10,701	2004
	6.406466	7.967694	24.37%	11,017	2003
	6.312150	6.406466	1.49%	6,256	2002
	7.315306	6.312150	-13.71%	322	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.100374	11.245070	11.33%	0	2010
	7.164231	10.100374	40.98%	0	2009
	9.749568	7.164231	-26.52%	0	2008
	10.000000	9.749568	-2.50%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.516854	12.147097	547.24%	4,035	2010
	10.164628	11.516854	13.30%	5,903	2009
	10.736536	10.164628	-5.33%	1,059	2008
	10.519427	10.736536	2.06%	496	2007
	10.296235	10.519427	2.17%	2,163	2006
	10.296928	10.296235	-0.01%	2,464	2005
	10.077187	10.296928	2.18%	496	2004
	10.000000	10.077187	0.77%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.013215	11.362733	26.07%	10,218	2010
	6.572006	9.013215	37.15%	11,490	2009
	11.092167	6.572006	-40.75%	644	2008
	9.806795	11.092167	13.11%	1,266	2007
	10.000000	9.806795	-1.93%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.186256	11.273982	1067.84%	2,706	2010
	8.224965	10.186256	23.85%	2,706	2009
	14.959481	8.224965	-45.02%	2,893	2008
	13.031869	14.959481	14.79%	2,893	2007
	11.279497	13.031869	15.54%	2,893	2006
	9.678616	11.279497	16.54%	2,893	2005
	8.706766	9.678616	11.16%	2,893	2004
	6.207036	8.706766	40.27%	3,517	2003
	7.955555	6.207036	-21.98%	4,186	2002
	10.318180	7.955555	-22.90%	8,066	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.624873	13.975150	1069.54%	4,151	2010
	10.189818	12.624873	23.90%	4,170	2009
	18.537412	10.189818	-45.03%	6,695	2008
	16.146223	18.537412	14.81%	6,582	2007
	13.974726	16.146223	15.54%	9,795	2006
	11.996049	13.974726	16.49%	10,418	2005
	10.790672	11.996049	11.17%	7,429	2004
	7.690083	10.790672	40.32%	6,403	2003
	10.000000	7.690083	-23.10%	10,904	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.142679	13.801854	2386.48%	1,246	2010
	7.227523	11.142679	54.17%	1,246	2009
	15.113887	7.227523	-52.18%	1,246	2008
	14.613642	15.113887	3.42%	1,443	2007
	12.839023	14.613642	13.82%	3,172	2006
	12.780448	12.839023	0.46%	3,147	2005
	11.446763	12.780448	11.65%	3,426	2004
	7.405989	11.446763	54.56%	2,198	2003
	10.000000	7.405989	-25.94%	161	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.288120	11.354435	1036.45%	0	2010
	7.746080	10.288120	32.82%	0	2009
	11.242463	7.746080	-31.10%	0	2008
	11.063397	11.242463	1.62%	7,107	2007
	10.000000	11.063397	10.63%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.019319	10.071961	25.60%	0	2010
	6.338993	8.019319	26.51%	0	2009
	9.662049	6.338993	-34.39%	0	2008
	10.105944	9.662049	-4.39%	3,845	2007
	10.000000	10.105944	1.06%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.375293	9.044914	8.00%	0	2010
	6.564641	8.375293	27.58%	0	2009
	10.000000	6.564641	-34.35%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.488741	12.073298	1510.72%	6,123	2010
	6.202797	10.488741	69.10%	6,123	2009
	13.380927	6.202797	-53.64%	1,327	2008
	10.615926	13.380927	26.05%	1,327	2007
	10.000000	10.615926	6.16%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.583583	10.176436	6.19%	0	2010
	7.131437	9.583583	34.39%	0	2009
	12.214802	7.131437	-41.62%	0	2008
	10.803138	12.214802	13.07%	0	2007
	10.000000	10.803138	8.03%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.673681	15.319432	1203.59%	737	2010
	11.761924	13.673681	16.25%	844	2009
	11.306330	11.761924	4.03%	107	2008
	10.397135	11.306330	8.74%	0	2007
	10.000000	10.397135	3.97%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.364582	9.439058	12.85%	0	2010
	7.074015	8.364582	18.24%	0	2009
	12.588280	7.074015	-43.80%	0	2008
	11.503483	12.588280	9.43%	0	2007
	11.072803	11.503483	3.89%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.451358	12.128319	1604.54%	0	2010
	7.514666	10.451358	39.08%	57	2009
	14.511272	7.514666	-48.21%	57	2008
	13.402874	14.511272	8.27%	547	2007
	11.769343	13.402874	13.88%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.799131	21.075978	644.90%	2,246	2010
	16.164648	19.799131	22.48%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.528645	8.895189	4.30%	16,667	2010
	5.963137	8.528645	43.02%	16,954	2009
	10.932359	5.963137	-45.45%	16,757	2008
	8.169437	10.932359	33.82%	13,898	2007
	7.643179	8.169437	6.89%	15,525	2006
	6.932196	7.643179	10.26%	17,477	2005
	5.999277	6.932196	15.55%	19,391	2004
	5.094038	5.999277	17.77%	19,964	2003
	6.186133	5.094038	-17.65%	22,057	2002
	8.080524	6.186133	-23.44%	18,556	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.678258	14.243634	2196.71%	3,037	2010
	7.589474	11.678258	53.87%	3,037	2009
	13.811290	7.589474	-45.05%	2,233	2008
	11.582222	13.811290	19.25%	2,616	2007
	10.954232	11.582222	5.73%	2,621	2006
	10.044976	10.954232	9.05%	2,636	2005
	10.170254	10.044976	-1.23%	3,507	2004
	7.056728	10.170254	44.12%	7,022	2003
	10.000000	7.056728	-29.43%	7,432	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.760467	4.582091	21.85%	4,071	2010
	2.446926	3.760467	53.68%	4,071	2009
	4.458950	2.446926	-45.12%	5,808	2008
	3.741031	4.458950	19.19%	5,976	2007
	3.541860	3.741031	5.62%	6,099	2006
	3.241370	3.541860	9.27%	6,429	2005
	3.290581	3.241370	-1.50%	8,935	2004
	2.293462	3.290581	43.48%	17,808	2003
	3.964208	2.293462	-42.15%	17,808	2002
	6.457722	3.964208	-38.61%	4,019	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.584541	27.659306	2247.01%	8,301	2010
	12.875814	22.584541	75.40%	8,884	2009
	27.508084	12.875814	-53.19%	7,952	2008
	21.930185	27.508084	25.43%	11,723	2007
	15.261227	21.930185	43.70%	5,592	2006
	11.801068	15.261227	29.32%	5,633	2005
	10.149016	11.801068	16.28%	6,260	2004
	7.700818	10.149016	31.79%	6,443	2003
	10.000000	7.700818	-22.99%	7,943	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	12.952781	15.861656	2245.75%	0	2010
	7.384616	12.952781	75.40%	0	2009
	15.782874	7.384616	-53.21%	0	2008
	12.587891	15.782874	25.38%	0	2007
	8.763918	12.587891	43.63%	0	2006
	6.780873	8.763918	29.24%	0	2005
	5.832790	6.780873	16.25%	0	2004
	4.426214	5.832790	31.78%	0	2003
	6.086848	4.426214	-27.28%	0	2002
	8.116951	6.086848	-25.01%	769	2001*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.299330	13.663794	2092.57%	2,785	2010
	9.105024	11.299330	24.10%	2,785	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.668249	12.711149	893.79%	2,692	2010
	9.728326	11.668249	19.94%	2,692	2009
	14.767554	9.728326	-34.12%	2,692	2008
	14.014107	14.767554	5.38%	8,388	2007
	11.872058	14.014107	18.04%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.695520	6.96%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.633124	9.934332	3.13%	1,425	2010
	8.678151	9.633124	11.00%	1,425	2009
	10.234147	8.678151	-15.20%	1,425	2008
	9.973597	10.234147	2.61%	1,425	2007
	9.771163	9.973597	2.07%	1,357	2006
	9.833172	9.771163	-0.63%	1,197	2005
	9.961375	9.833172	-1.29%	2,646	2004
	10.000000	9.961375	-0.39%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.577069	11.220628	17.16%	0	2010
	7.965140	9.577069	20.24%	0	2009
	13.435723	7.965140	-40.72%	0	2008
	13.648238	13.435723	-1.56%	0	2007
	13.237895	13.648238	3.10%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.534507	12.677102	2033.88%	0	2010
	8.183285	10.534507	28.73%	0	2009
	13.796770	8.183285	-40.69%	0	2008
	13.090466	13.796770	5.40%	0	2007
	11.753143	13.090466	11.38%	0	2006
	11.228435	11.753143	4.67%	0	2005
	10.000000	11.228435	12.28%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.703038	5.493388	16.81%	300	2010
	3.597364	4.703038	30.74%	301	2009
	5.992165	3.597364	-39.97%	291	2008
	5.117956	5.992165	17.08%	296	2007
	4.921251	5.117956	4.00%	325	2006
	4.717297	4.921251	4.32%	300	2005
	4.452803	4.717297	5.94%	288	2004
	3.424662	4.452803	30.02%	712	2003
	4.905344	3.424662	-30.19%	732	2002
	6.969771	4.905344	-29.62%	0	2001*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.392072	13.772513	1113.97%	19,055	2010
	10.000000	12.392072	23.92%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.000512	9.875579	9.72%	21,679	2010
	7.445547	9.000512	20.88%	21,073	2009
	10.824700	7.445547	-31.22%	23,550	2008
	10.412999	10.824700	3.95%	24,439	2007
	10.000000	10.412999	4.13%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.167548	10.555724	381.78%	0	2010
	9.255754	10.167548	9.85%	120	2009
	10.484532	9.255754	-11.72%	120	2008
	10.395160	10.484532	0.86%	0	2007
	10.000000	10.395160	3.95%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.985564	10.886326	9.02%	828	2010
	7.199342	9.985564	38.70%	1,120	2009
	11.978384	7.199342	-39.90%	144	2008
	10.694225	11.978384	12.01%	0	2007
	10.000000	10.694225	6.94%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.321680	9.634207	15.77%	3,707	2010
	6.121705	8.321680	35.94%	0	2009
	11.203628	6.121705	-45.36%	0	2008
	10.223017	11.203628	9.59%	1,540	2007
	10.000000	10.223017	2.23%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.576352	8.235629	8.70%	1,040	2010
	5.918499	7.576352	28.01%	1,407	2009
	9.756266	5.918499	-39.34%	172	2008
	10.000000	9.756266	-2.44%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.799312	14.186193	1083.56%	120	2010
	8.950064	12.799312	43.01%	120	2009
	12.689152	8.950064	-29.47%	1,047	2008
	12.562376	12.689152	1.01%	1,047	2007
	11.595056	12.562376	8.34%	2,232	2006
	11.561839	11.595056	0.29%	2,487	2005
	10.721266	11.561839	7.84%	5,280	2004
	8.951783	10.721266	19.77%	6,515	2003
	8.853567	8.951783	1.11%	5,352	2002
	8.674196	8.853567	2.07%	1,014	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.469253	12.712686	1084.14%	971	2010
	8.015516	11.469253	43.09%	1,986	2009
	11.381340	8.015516	-29.57%	3,177	2008
	11.263973	11.381340	1.04%	3,621	2007
	10.397061	11.263973	8.34%	2,824	2006
	10.000000	10.397061	3.97%	3,040	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.657493	8.671253	13.24%	11,465	2010
	5.110953	7.657493	49.83%	13,119	2009
	10.000000	5.110953	-48.89%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.850554	9.503068	21.05%	0	2010
	6.093352	7.850554	28.84%	0	2009
	10.000000	6.093352	-39.07%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.832337	9.479541	21.03%	0	2010
	6.091458	7.832337	28.58%	0	2009
	10.000000	6.091458	-39.09%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.003883	9.012456	12.60%	0	2010
	6.324797	8.003883	26.55%	0	2009
	10.000000	6.324797	-36.75%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.247492	10.000579	8.14%	0	2010
	7.879262	9.247492	17.36%	0	2009
	10.000000	7.879262	-21.21%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.708785	9.587191	10.09%	0	2010
	7.160724	8.708785	21.62%	0	2009
	10.000000	7.160724	-28.39%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.989661	10.450358	4.61%	0	2010
	9.023775	9.989661	10.70%	0	2009
	10.000000	9.023775	-9.76%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.978578	9.794617	9.09%	0	2010
	7.516739	8.978578	19.45%	0	2009
	10.000000	7.516739	-24.83%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.430273	9.356738	10.99%	0	2010
	6.799494	8.430273	23.98%	0	2009
	10.000000	6.799494	-32.01%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.518084	10.165246	6.80%	0	2010
	8.257336	9.518084	15.27%	0	2009
	10.000000	8.257336	-17.43%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.451751	10.959942	486.23%	0	2010
	9.808813	10.451751	6.55%	0	2009
	10.000000	9.808813	-1.91%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.410060	10.887822	458.94%	0	2010
	9.787083	10.410060	6.37%	0	2009
	10.000000	9.787083	-2.13%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.010234	23.908913	1379.65%	1,116	2010
	13.134099	21.010234	59.97%	1,116	2009
	31.748546	13.134099	-58.63%	1,891	2008
	22.266948	31.748546	42.58%	1,966	2007
	16.626514	22.266948	33.92%	2,021	2006
	12.796711	16.626514	29.93%	2,168	2005
	10.819976	12.796711	18.27%	2,168	2004
	6.683831	10.819976	61.88%	2,168	2003
	8.049848	6.683831	-16.97%	2,168	2002
	8.668856	8.049848	-7.14%	0	2001*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.442771	26.686006	1383.47%	1,399	2010
	14.639448	23.442771	60.13%	1,429	2009
	35.444242	14.639448	-58.70%	2,223	2008
	24.864181	35.444242	42.55%	5,518	2007
	18.575830	24.864181	33.85%	4,958	2006
	14.295108	18.575830	29.95%	5,226	2005
	12.085590	14.295108	18.28%	5,350	2004
	7.467644	12.085590	61.84%	5,048	2003
	10.000000	7.467644	-25.32%	3,214	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.091387	14.462558	263.40%	9,648	2010
	14.009637	14.091387	0.58%	11,670	2009
	13.277796	14.009637	5.51%	20,068	2008
	12.651515	13.277796	4.95%	24,290	2007
	12.497968	12.651515	1.23%	28,249	2006
	12.355580	12.497968	1.15%	28,609	2005
	12.215658	12.355580	1.15%	32,074	2004
	12.226769	12.215658	-0.09%	35,398	2003
	11.247230	12.226769	8.71%	44,756	2002
	10.707078	11.247230	5.04%	6,254	2001*

NVIT NVIT International Equity Fund: Class I - Q/NQ	9.866113	10.948480	10.97%	0	2010
	7.764747	9.866113	27.06%	0	2009
	14.696115	7.764747	-47.16%	0	2008
	11.801629	14.696115	24.53%	0	2007
	9.060896	11.801629	30.25%	0	2006
	7.103840	9.060896	27.55%	0	2005
	6.351013	7.103840	11.85%	0	2004
	4.780758	6.351013	32.85%	0	2003
	6.431226	4.780758	-25.66%	0	2002
	9.203720	6.431226	-30.12%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.928635	17.672839	1095.01%	1,557	2010
	12.540930	15.928635	27.01%	2,054	2009
	23.728420	12.540930	-47.15%	2,054	2008
	19.054507	23.728420	24.53%	2,675	2007
	14.630990	19.054507	30.23%	2,054	2006
	11.473949	14.630990	27.51%	1,223	2005
	10.243769	11.473949	12.01%	1,561	2004
	7.727570	10.243769	32.56%	502	2003
	10.000000	7.727570	-22.72%	547	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.134549	8.557418	5.20%	0	2010
	6.457403	8.134549	25.97%	0	2009
	11.584740	6.457403	-44.26%	0	2008
	10.813290	11.584740	7.13%	689	2007
	10.000000	10.813290	8.13%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.413527	12.815201	1228.08%	8,856	2010
	9.160292	11.413527	24.60%	8,856	2009
	14.808204	9.160292	-38.14%	14,116	2008
	14.269599	14.808204	3.77%	14,116	2007
	12.464792	14.269599	14.48%	14,116	2006
	11.789789	12.464792	5.73%	11,931	2005
	10.555870	11.789789	11.69%	68,535	2004
	8.172252	10.555870	29.17%	69,494	2003
	10.000000	8.172252	-18.28%	26,952	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.480434	12.348836	756.42%	0	2010
	10.000000	11.480434	14.80%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.036988	13.208826	973.53%	0	2010
	10.000000	12.036988	20.37%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.410125	11.834843	372.23%	655	2010
	10.678782	11.410125	6.85%	655	2009
	11.601017	10.678782	-7.95%	655	2008
	11.240282	11.601017	3.21%	655	2007
	10.808627	11.240282	3.99%	655	2006
	10.681004	10.808627	1.19%	678	2005
	10.419761	10.681004	2.51%	18,189	2004
	9.858342	10.419761	5.69%	17,106	2003
	10.000000	9.858342	-1.42%	803	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.565861	12.565287	864.12%	3,367	2010
	9.911326	11.565861	16.69%	3,370	2009
	13.174998	9.911326	-24.77%	2,545	2008
	12.731689	13.174998	3.48%	3,293	2007
	11.672236	12.731689	9.08%	3,366	2006
	11.311318	11.672236	3.19%	16,775	2005
	10.542661	11.311318	7.29%	119,177	2004
	8.965450	10.542661	17.59%	120,867	2003
	10.000000	8.965450	-10.35%	27,341	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.626250	12.849654	1052.28%	3,730	2010
	9.542030	11.626250	21.84%	3,727	2009
	14.199386	9.542030	-32.80%	5,543	2008
	13.658165	14.199386	3.96%	7,657	2007
	12.173144	13.658165	12.20%	8,416	2006
	11.606341	12.173144	4.88%	15,195	2005
	10.570861	11.606341	9.80%	122,254	2004
	8.521461	10.570861	24.05%	111,565	2003
	10.000000	8.521461	-14.79%	114,401	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.634865	12.367031	629.29%	1,879	2010
	10.368554	11.634865	12.21%	1,879	2009
	12.460192	10.368554	-16.79%	1,879	2008
	12.018192	12.460192	3.68%	1,879	2007
	11.315902	12.018192	6.21%	1,879	2006
	11.056083	11.315902	2.35%	1,879	2005
	10.533364	11.056083	4.96%	122,078	2004
	9.458089	10.533364	11.37%	115,160	2003
	10.000000	9.458089	-5.42%	18,956	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.039558	19.827635	2361.71%	13,669	2010
	11.974103	16.039558	33.95%	16,196	2009
	19.241216	11.974103	-37.77%	17,195	2008
	18.265332	19.241216	5.34%	19,928	2007
	16.968499	18.265332	7.64%	26,786	2006
	15.452880	16.968499	9.81%	27,349	2005
	13.631684	15.452880	13.36%	24,501	2004
	10.335306	13.631684	31.89%	25,271	2003
	12.458494	10.335306	-17.04%	23,644	2002
	12.889199	12.458494	-3.34%	9,877	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.721650	10.501875	-204.98%	20,421	2010
	10.941452	10.721650	-2.01%	24,342	2009
	10.945655	10.941452	-0.04%	70,385	2008
	10.664869	10.945655	2.63%	49,428	2007
	10.415600	10.664869	2.39%	27,616	2006
	10.356664	10.415600	0.57%	30,399	2005
	10.488319	10.356664	-1.26%	69,915	2004
	10.641254	10.488319	-1.44%	98,774	2003
	10.733926	10.641254	-0.86%	126,491	2002
	10.578635	10.733926	1.47%	9,851	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.045682	14.131231	832.11%	2,110	2010
	10.707996	13.045682	21.83%	3,514	2009
	13.217667	10.707996	-18.99%	9,035	2008
	12.899216	13.217667	2.47%	9,972	2007
	12.560707	12.899216	2.69%	15,173	2006
	12.549283	12.560707	0.09%	15,712	2005
	12.026120	12.549283	4.35%	48,561	2004
	10.950902	12.026120	9.82%	53,006	2003
	10.428441	10.950902	5.01%	33,045	2002
	10.219812	10.428441	2.04%	4,435	2001*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.094439	9.041554	11.70%	5,771	2010
	6.055886	8.094439	33.66%	11,292	2009
	10.000000	6.055886	-39.44%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.374884	14.941092	393.89%	2,199	2010
	11.303147	14.374884	27.18%	2,199	2009
	21.503583	11.303147	-47.44%	3,692	2008
	21.330878	21.503583	0.81%	4,198	2007
	17.740610	21.330878	20.24%	6,581	2006
	16.162608	17.740610	9.76%	6,853	2005
	13.720758	16.162608	17.80%	2,441	2004
	10.000000	13.720758	37.21%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.979063	9.027836	13.14%	2,976	2010
	6.276951	7.979063	27.12%	0	2009
	10.000000	6.276951	-37.23%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.370720	3.71%	48	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.814020	8.629506	10.44%	0	2010
	6.261242	7.814020	24.80%	0	2009
	10.000000	6.261242	-37.39%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.711571	9.579435	24.22%	18,655	2010
	6.193248	7.711571	24.52%	18,900	2009
	10.000000	6.193248	-38.07%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.517404	9.980860	17.18%	27,267	2010
	6.664890	8.517404	27.80%	28,416	2009
	10.000000	6.664890	-33.35%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.435926	12.823545	2287.88%	5,022	2010
	8.358901	10.435926	24.85%	5,300	2009
	15.928039	8.358901	-47.52%	6,553	2008
	14.818391	15.928039	7.49%	7,016	2007
	14.657700	14.818391	1.10%	8,156	2006
	13.843455	14.657700	5.88%	8,291	2005
	12.461332	13.843455	11.09%	13,789	2004
	9.475089	12.461332	31.52%	13,783	2003
	14.500883	9.475089	-34.66%	13,276	2002
	16.606604	14.500883	-12.68%	8,319	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.478840	21.675806	2401.17%	7,920	2010
	14.138322	17.478840	23.63%	8,850	2009
	21.275315	14.138322	-33.55%	8,511	2008
	23.331781	21.275315	-8.81%	8,971	2007
	20.306904	23.331781	14.90%	15,421	2006
	20.112575	20.306904	0.97%	16,503	2005
	17.505231	20.112575	14.89%	11,588	2004
	11.393329	17.505231	53.64%	11,211	2003
	15.970228	11.393329	-28.66%	12,979	2002
	12.711918	15.970228	25.63%	6,550	2001*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.278718	21.210157	2275.31%	4,704	2010
	13.095835	17.278718	31.94%	5,489	2009
	21.631279	13.095835	-39.46%	14,053	2008
	21.625478	21.631279	0.03%	15,427	2007
	19.704712	21.625478	9.75%	17,107	2006
	17.909807	19.704712	10.02%	17,964	2005
	15.362226	17.909807	16.58%	18,534	2004
	11.121852	15.362226	38.13%	18,559	2003
	13.735040	11.121852	-19.03%	18,078	2002
	15.032303	13.735040	-8.63%	7,933	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.762951	8.626619	11.13%	1,733	2010
	6.285199	7.762951	23.51%	1,190	2009
	10.979662	6.285199	-42.76%	1,190	2008
	10.362878	10.979662	5.95%	1,809	2007
	9.310319	10.362878	11.31%	4,421	2006
	8.846274	9.310319	5.25%	5,340	2005
	8.228953	8.846274	7.50%	10,785	2004
	6.588356	8.228953	24.90%	12,367	2003
	8.138802	6.588356	-19.05%	9,254	2002
	9.424179	8.138802	-13.64%	7,608	2001*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.136313	9.099998	27.52%	16,296	2010
	5.568692	7.136313	28.15%	22,996	2009
	10.000000	5.568692	-44.31%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.288878	10.321841	32.04%	3,757	2010
	9.806953	10.288878	4.91%	3,757	2009
	10.000000	9.806953	-1.93%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.498496	10.370108	9.18%	345	2010
	7.757580	9.498496	22.44%	345	2009
	14.230233	7.757580	-45.49%	1,779	2008
	12.118163	14.230233	17.43%	1,779	2007
	9.827514	12.118163	23.31%	1,779	2006
	8.406838	9.827514	16.90%	2,667	2005
	7.420290	8.406838	13.30%	2,667	2004
	5.567726	7.420290	33.27%	2,667	2003
	7.618821	5.567726	-26.92%	2,667	2002
	9.581737	7.618821	-20.49%	581	2001*

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.278673	18.847766	908.11%	629	2010
	14.112432	17.278673	22.44%	736	2009
	25.880481	14.112432	-45.47%	736	2008
	22.031519	25.880481	17.47%	911	2007
	17.876898	22.031519	23.24%	554	2006
	15.292542	17.876898	16.90%	554	2005
	13.497959	15.292542	13.30%	0	2004
	10.000000	13.497959	34.98%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.880774	13.727135	657.07%	36,654	2010
	10.000000	12.880774	28.81%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.855533	13.391270	416.74%	0	2010
	10.000000	12.855533	28.56%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.592639	8.610106	13.40%	4,369	2010
	6.030030	7.592639	25.91%	4,369	2009
	9.770878	6.030030	-38.29%	6,240	2008
	10.202686	9.770878	-4.23%	6,389	2007
	8.986278	10.202686	13.54%	9,874	2006
	8.800065	8.986278	2.12%	10,562	2005
	7.646162	8.800065	15.09%	9,623	2004
	5.939149	7.646162	28.74%	5,990	2003
	8.100362	5.939149	-26.68%	4,325	2002
	9.415211	8.100362	-13.97%	119	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.814380	20.236986	1359.92%	5,931	2010
	13.019055	17.814380	36.83%	6,520	2009
	22.225396	13.019055	-41.42%	7,420	2008
	21.340637	22.225396	4.15%	8,082	2007
	18.511544	21.340637	15.28%	10,126	2006
	16.528020	18.511544	12.00%	10,057	2005
	14.156384	16.528020	16.75%	42,814	2004
	10.000000	14.156384	41.56%	32,179	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.965494	12.455685	1358.98%	2,098	2010
	8.009483	10.965494	36.91%	2,098	2009
	13.672032	8.009483	-41.42%	10,387	2008
	13.130042	13.672032	4.13%	11,705	2007
	11.389082	13.130042	15.29%	12,611	2006
	10.171389	11.389082	11.97%	13,429	2005
	8.714241	10.171389	16.72%	16,707	2004
	6.220335	8.714241	40.09%	23,266	2003
	8.156044	6.220335	-23.73%	23,726	2002
	9.467611	8.156044	-13.85%	12,339	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.445706	2.747381	12.33%	0	2010
	1.969888	2.445706	24.15%	185	2009
	9.528140	1.969888	-79.33%	185	2008
	10.000000	9.528140	-4.72%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.624928	2.952012	12.46%	0	2010
	2.138459	2.624928	22.75%	0	2009
	10.237209	2.138459	-79.11%	0	2008
	10.463286	10.237209	-2.16%	0	2007
	10.000000	10.463286	4.63%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.111630	9.225324	13.73%	2,528	2010
	6.455455	8.111630	25.66%	3,133	2009
	10.711597	6.455455	-39.73%	13,086	2008
	10.473670	10.711597	2.27%	15,090	2007
	9.295556	10.473670	12.67%	15,379	2006
	8.954387	9.295556	3.81%	15,874	2005
	8.351719	8.954387	7.22%	16,401	2004
	6.728539	8.351719	24.12%	17,357	2003
	8.459766	6.728539	-20.46%	16,328	2002
	9.614839	8.459766	-12.01%	6,012	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.883415	9.529363	20.88%	0	2010
	5.866406	7.883415	34.38%	0	2009
	9.633917	5.866406	-39.11%	0	2008
	9.957149	9.633917	-3.25%	746	2007
	10.000000	9.957149	-0.43%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.172474	8.955185	24.85%	435	2010
	5.521991	7.172474	29.89%	564	2009
	11.069241	5.521991	-50.11%	851	2008
	10.629106	11.069241	4.14%	807	2007
	10.539493	10.629106	0.85%	809	2006
	9.578595	10.539493	10.03%	915	2005
	8.164347	9.578595	17.32%	850	2004
	6.636658	8.164347	23.02%	829	2003
	9.383576	6.636658	-29.27%	1,830	2002
	13.940374	9.383576	-32.69%	7,219	2001*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.815580	11.586746	713.01%	0	2010
	10.000000	10.815580	8.16%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.894646	11.224697	302.95%	0	2010
	10.000000	10.894646	8.95%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.491378	4.91%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.104598	10.604660	4.95%	0	2010
	9.408588	10.104598	7.40%	0	2009
	10.697155	9.408588	-12.05%	0	2008
	10.357423	10.697155	3.28%	0	2007
	10.000000	10.357423	3.57%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.142559	27.027260	749.61%	0	2010
	19.713247	25.142559	27.54%	301	2009
	23.671112	19.713247	-16.72%	2,166	2008
	22.687213	23.671112	4.34%	2,211	2007
	20.901775	22.687213	8.54%	2,247	2006
	19.009151	20.901775	9.96%	2,407	2005
	17.632719	19.009151	7.81%	2,407	2004
	14.078556	17.632719	25.25%	2,475	2003
	13.159594	14.078556	6.98%	1,859	2002
	12.203935	13.159594	7.83%	83	2001*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.551992	26.781964	2426.68%	697	2010
	10.310654	21.551992	109.03%	697	2009
	29.865197	10.310654	-65.48%	0	2008
	22.166246	29.865197	34.73%	0	2007
	16.217253	22.166246	36.68%	0	2006
	12.554950	16.217253	29.17%	0	2005
	10.000000	12.554950	25.55%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	25.886642	32.162383	2424.32%	1,147	2010
	12.397051	25.886642	108.81%	1,147	2009
	35.938253	12.397051	-65.50%	1,943	2008
	26.664251	35.938253	34.78%	2,020	2007
	19.514028	26.664251	36.64%	2,077	2006
	15.092033	19.514028	29.30%	2,228	2005
	12.238984	15.092033	23.31%	4,297	2004
	8.103520	12.238984	51.03%	4,529	2003
	8.520571	8.103520	-4.89%	4,753	2002
	8.860634	8.520571	-3.84%	7,767	2001*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.091571	33.034141	2660.85%	5,012	2010
	16.899991	26.091571	54.39%	5,012	2009
	32.010679	16.899991	-47.21%	4,117	2008
	22.489894	32.010679	42.33%	4,117	2007
	18.435626	22.489894	21.99%	4,117	2006
	12.412836	18.435626	48.52%	2,327	2005
	10.000000	12.412836	24.13%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	32.895991	41.642607	2658.87%	289	2010
	21.318828	32.895991	54.30%	289	2009
	40.401384	21.318828	-47.23%	289	2008
	28.379415	40.401384	42.36%	289	2007
	23.271834	28.379415	21.95%	289	2006
	15.663404	23.271834	48.57%	289	2005
	12.872243	15.663404	21.68%	2,320	2004
	9.076418	12.872243	41.82%	2,547	2003
	9.536718	9.076418	-4.83%	2,767	2002
	10.873293	9.536718	-12.29%	0	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.961087	10.961469	10.04%	0	2010
	8.003656	9.961087	24.46%	0	2009
	13.151565	8.003656	-39.14%	0	2008
	12.212861	13.151565	7.69%	0	2007
	10.967286	12.212861	11.36%	0	2006
	10.295643	10.967286	6.52%	0	2005
	9.584639	10.295643	7.42%	0	2004
	7.249805	9.584639	32.21%	0	2003
	9.668423	7.249805	-25.02%	0	2002
	9.840749	9.668423	-1.75%	0	2001*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.542141	12.779322	2122.13%	0	2010
	7.285102	10.542141	44.71%	0	2009

Unassociated Document

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.477943	16.703707	2393.37%	0	2010
	9.650424	13.477943	39.66%	0	2009
	15.342380	9.650424	-37.10%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.618354	11.956690	291.21%	0	2010
	10.767674	11.618354	7.90%	0	2009
	11.176197	10.767674	-3.66%	0	2008
	10.427272	11.176197	7.18%	0	2007
	10.483909	10.427272	-0.54%	0	2006
	10.543412	10.483909	-0.56%	0	2005
	10.178146	10.543412	3.59%	10,400	2004
	10.000000	10.178146	1.78%	5,697	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.022810	8.965612	11.75%	0	2010
	6.939169	8.022810	15.62%	0	2009
	10.836164	6.939169	-35.96%	0	2008
	11.077381	10.836164	-2.18%	0	2007
	9.663109	11.077381	14.64%	0	2006
	9.432928	9.663109	2.44%	0	2005
	8.527274	9.432928	10.62%	0	2004
	6.733511	8.527274	26.64%	0	2003
	8.530598	6.733511	-21.07%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.909128	11.569037	16.75%	0	2010
	7.789199	9.909128	27.22%	0	2009
	10.517249	7.789199	-25.94%	0	2008

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.006618	12.901996	745.74%	0	2010
	10.000000	12.006618	20.07%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.097135	11.094416	9.88%	0	2010
	10.000000	10.097135	0.97%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.530934	14.204636	2318.72%	0	2010
	9.420664	11.530934	22.40%	0	2009
	13.929190	9.420664	-32.37%	0	2008
	14.323491	13.929190	-2.75%	0	2007
	12.787130	14.323491	12.01%	0	2006
	12.179584	12.787130	4.99%	0	2005
	10.206952	12.179584	19.33%	0	2004
	7.566849	10.206952	34.89%	0	2003
	10.000000	7.566849	-24.33%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ	6.706680	7.538748	12.41%	0	2010
	5.121674	6.706680	30.95%	0	2009
	7.978229	5.121674	-35.80%	0	2008
	7.561602	7.978229	5.51%	0	2007
	7.072621	7.561602	6.91%	0	2006
	6.971818	7.072621	1.45%	0	2005
	6.704934	6.971818	3.98%	0	2004
	5.435261	6.704934	23.36%	0	2003
	7.813837	5.435261	-30.44%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.729386	8.690040	12.43%	0	2010
	6.249437	7.729386	23.68%	0	2009
	10.155803	6.249437	-38.46%	0	2008
	9.856846	10.155803	3.03%	0	2007
	8.716741	9.856846	13.08%	0	2006
	8.504178	8.716741	2.50%	0	2005
	7.851143	8.504178	8.32%	0	2004
	6.247385	7.851143	25.67%	0	2003
	8.219747	6.247385	-24.00%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.823129	9.961116	12.90%	0	2010
	7.353512	8.823129	19.99%	0	2009
	10.662306	7.353512	-31.03%	0	2008
	10.167097	10.662306	4.87%	0	2007
	8.915498	10.167097	14.04%	0	2006
	8.724234	8.915498	2.19%	0	2005
	8.483273	8.724234	2.84%	0	2004
	7.151207	8.483273	18.63%	0	2003
	8.770750	7.151207	-18.47%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.816433	14.676700	622.64%	0	2010
	11.718085	13.816433	17.91%	0	2009
	12.910334	11.718085	-9.23%	0	2008
	12.514992	12.910334	3.16%	0	2007
	12.272872	12.514992	1.97%	0	2006
	12.374856	12.272872	-0.82%	0	2005
	12.198720	12.374856	1.44%	0	2004
	11.907225	12.198720	2.45%	0	2003
	11.127027	11.907225	7.01%	0	2002*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.913861	10.942024	10.37%	0	2010
	8.156466	9.913861	21.55%	0	2009
	11.120134	8.156466	-26.65%	0	2008
	10.455955	11.120134	6.35%	0	2007
	10.000000	10.455955	4.56%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.382126	10.518974	12.12%	0	2010
	7.441866	9.382126	26.07%	0	2009
	11.297277	7.441866	-34.13%	0	2008
	10.475826	11.297277	7.84%	0	2007
	10.000000	10.475826	4.76%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.910551	10.119321	13.57%	0	2010
	6.926459	8.910551	28.65%	0	2009
	11.425874	6.926459	-39.38%	0	2008
	10.495859	11.425874	8.86%	0	2007
	10.000000	10.495859	4.96%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.574068	10.002226	16.66%	0	2010
	5.934691	8.574068	44.47%	0	2009
	13.296094	5.934691	-55.37%	0	2008
	9.326138	13.296094	42.57%	0	2007
	10.000000	9.326138	-6.74%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	8.916451	10.046430	12.67%	0	2010
	7.004275	8.916451	27.30%	0	2009
	12.487770	7.004275	-43.91%	0	2008
	12.578810	12.487770	-0.72%	0	2007
	10.699388	12.578810	17.57%	0	2006
	10.333244	10.699388	3.54%	0	2005
	9.476212	10.333244	9.04%	0	2004
	7.433007	9.476212	27.49%	0	2003
	9.147526	7.433007	-18.74%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.733667	8.178303	21.45%	0	2010
	5.367319	6.733667	25.46%	0	2009
	10.390708	5.367319	-48.35%	0	2008
	8.366586	10.390708	24.19%	0	2007
	8.006583	8.366586	4.50%	0	2006
	7.738767	8.006583	3.46%	0	2005
	7.654950	7.738767	1.09%	0	2004
	5.888587	7.654950	30.00%	0	2003
	8.617548	5.888587	-31.67%	0	2002*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.658026	10.758979	11.40%	0	2010
	6.861448	9.658026	40.76%	0	2009
	9.352908	6.861448	-26.64%	0	2008
	9.307362	9.352908	0.49%	0	2007
	8.550640	9.307362	8.85%	0	2006
	8.518596	8.550640	0.38%	0	2005
	7.948720	8.518596	7.17%	0	2004
	6.394476	7.948720	24.31%	0	2003
	6.303565	6.394476	1.44%	0	2002*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.086630	11.224034	11.28%	0	2010
	7.158124	10.086630	40.91%	0	2009
	9.746231	7.158124	-26.55%	0	2008
	10.000000	9.746231	-2.54%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.477678	12.099603	541.86%	0	2010
	10.135231	11.477678	13.25%	0	2009
	10.710950	10.135231	-5.38%	0	2008
	10.499745	10.710950	2.01%	0	2007
	10.282213	10.499745	2.12%	0	2006
	10.288147	10.282213	-0.06%	0	2005
	10.073745	10.288147	2.13%	0	2004
	10.000000	10.073745	0.74%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	8.996320	11.335641	26.00%	0	2010
	6.563035	8.996320	37.08%	0	2009
	11.082712	6.563035	-40.78%	0	2008
	9.803474	11.082712	13.05%	0	2007
	10.000000	9.803474	-1.97%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.130962	11.207077	1062.20%	0	2010
	8.184488	10.130962	23.78%	0	2009
	14.893482	8.184488	-45.05%	0	2008
	12.981048	14.893482	14.73%	0	2007
	11.241226	12.981048	15.48%	0	2006
	9.650675	11.241226	16.48%	0	2005
	8.686067	9.650675	11.11%	0	2004
	6.195433	8.686067	40.20%	0	2003
	7.944744	6.195433	-22.02%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.575496	13.913393	1063.89%	0	2010
	10.155150	12.575496	23.83%	0	2009
	18.483807	10.155150	-45.06%	0	2008
	16.107796	18.483807	14.75%	0	2007
	13.948578	16.107796	15.48%	0	2006
	11.979699	13.948578	16.44%	0	2005
	10.781464	11.979699	11.11%	0	2004
	7.687444	10.781464	40.25%	0	2003
	10.000000	7.687444	-23.13%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.099078	13.740839	2380.16%	0	2010
	7.202924	11.099078	54.09%	0	2009
	15.070195	7.202924	-52.20%	0	2008
	14.578869	15.070195	3.37%	0	2007
	12.815008	14.578869	13.76%	0	2006
	12.763043	12.815008	0.41%	0	2005
	11.437016	12.763043	11.59%	0	2004
	7.403455	11.437016	54.48%	0	2003
	10.000000	7.403455	-25.97%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.268844	11.327373	1030.82%	0	2010
	7.735514	10.268844	32.75%	0	2009
	11.232890	7.735514	-31.14%	0	2008
	11.059653	11.232890	1.57%	0	2007
	10.000000	11.059653	10.60%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.004299	10.047973	25.53%	0	2010
	6.330352	8.004299	26.44%	0	2009
	9.653812	6.330352	-34.43%	0	2008
	10.102516	9.653812	-4.44%	0	2007
	10.000000	10.102516	1.03%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.368173	9.032608	7.94%	0	2010
	6.562404	8.368173	27.52%	0	2009
	10.000000	6.562404	-34.38%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.469114	12.044561	1504.85%	0	2010
	6.194345	10.469114	69.01%	0	2009
	13.369543	6.194345	-53.67%	0	2008
	10.612336	13.369543	25.98%	0	2007
	10.000000	10.612336	6.12%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.565642	10.152203	6.13%	0	2010
	7.121715	9.565642	34.32%	0	2009
	12.204408	7.121715	-41.65%	0	2008
	10.799482	12.204408	13.01%	0	2007
	10.000000	10.799482	7.99%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.648082	15.282949	1197.87%	0	2010
	11.745902	13.648082	16.19%	0	2009
	11.296695	11.745902	3.98%	0	2008
	10.393609	11.296695	8.69%	0	2007
	10.000000	10.393609	3.94%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.331892	9.397371	12.79%	0	2010
	7.049970	8.331892	18.18%	0	2009
	12.551912	7.049970	-43.83%	0	2008
	11.476151	12.551912	9.37%	0	2007
	11.052117	11.476151	3.84%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.421182	12.087139	1598.63%	0	2010
	7.496792	10.421182	39.01%	0	2009
	14.484173	7.496792	-48.24%	0	2008
	13.384715	14.484173	8.21%	0	2007
	11.759388	13.384715	13.82%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.708466	20.968773	639.47%	0	2010
	16.098843	19.708466	22.42%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.485500	8.845688	4.24%	0	2010
	5.936001	8.485500	42.95%	0	2009
	10.888188	5.936001	-45.48%	0	2008
	8.140610	10.888188	33.75%	0	2007
	7.620090	8.140610	6.83%	0	2006
	6.914774	7.620090	10.20%	0	2005
	5.987242	6.914774	15.49%	0	2004
	5.086420	5.987242	17.71%	0	2003
	6.180038	5.086420	-17.70%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.632596	14.180708	2190.49%	0	2010
	7.563655	11.632596	53.80%	0	2009
	13.771358	7.563655	-45.08%	0	2008
	11.554669	13.771358	19.18%	0	2007
	10.933752	11.554669	5.68%	0	2006
	10.031316	10.933752	9.00%	0	2005
	10.161603	10.031316	-1.28%	0	2004
	7.054323	10.161603	44.05%	0	2003
	10.000000	7.054323	-29.46%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.741433	4.556593	21.79%	0	2010
	2.435792	3.741433	53.60%	0	2009
	4.440934	2.435792	-45.15%	0	2008
	3.727828	4.440934	19.13%	0	2007
	3.531163	3.727828	5.57%	0	2006
	3.233225	3.531163	9.21%	0	2005
	3.283989	3.233225	-1.55%	0	2004
	2.290027	3.283989	43.40%	0	2003
	3.960302	2.290027	-42.18%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.496237	27.537115	2240.76%	0	2010
	12.832025	22.496237	75.31%	0	2009
	27.428578	12.832025	-53.22%	0	2008
	21.878017	27.428578	25.37%	0	2007
	15.232678	21.878017	43.63%	0	2006
	11.784987	15.232678	29.25%	0	2005
	10.140370	11.784987	16.22%	0	2004
	7.698186	10.140370	31.72%	0	2003
	10.000000	7.698186	-23.02%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	12.887263	15.773394	2239.52%	0	2010
	7.351018	12.887263	75.31%	0	2009
	15.719127	7.351018	-53.24%	0	2008
	12.543482	15.719127	25.32%	0	2007
	8.737444	12.543482	43.56%	0	2006
	6.763818	8.737444	29.18%	0	2005
	5.821088	6.763818	16.20%	0	2004
	4.419582	5.821088	31.71%	0	2003
	6.080842	4.419582	-27.32%	0	2002*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.266703	13.617397	2086.41%	0	2010
	9.083373	11.266703	24.04%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.622595	12.654959	888.24%	0	2010
	9.695212	11.622595	19.88%	0	2009
	14.724838	9.695212	-34.16%	0	2008
	13.980746	14.724838	5.32%	0	2007
	11.849834	13.980746	17.98%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.691901	6.92%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.600383	9.895523	3.07%	0	2010
	8.653074	9.600383	10.95%	0	2009
	10.209798	8.653074	-15.25%	0	2008
	9.954980	10.209798	2.56%	0	2007
	9.757891	9.954980	2.02%	0	2006
	9.824818	9.757891	-0.68%	0	2005
	9.957976	9.824818	-1.34%	30,481	2004
	10.000000	9.957976	-0.42%	24,306	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.539643	11.171080	17.10%	0	2010
	7.938066	9.539643	20.18%	0	2009
	13.396903	7.938066	-40.75%	0	2008
	13.615795	13.396903	-1.61%	0	2007
	13.213153	13.615795	3.05%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.504105	12.634061	2027.74%	0	2010
	8.163823	10.504105	28.67%	0	2009
	13.771010	8.163823	-40.72%	0	2008
	13.072738	13.771010	5.34%	0	2007
	11.743204	13.072738	11.32%	0	2006
	11.224655	11.743204	4.62%	0	2005
	10.000000	11.224655	12.25%	451	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.677503	5.460777	16.75%	0	2010
	3.579656	4.677503	30.67%	0	2009
	5.965717	3.579656	-40.00%	0	2008
	5.097975	5.965717	17.02%	0	2007
	4.904526	5.097975	3.94%	0	2006
	4.703664	4.904526	4.27%	0	2005
	4.442208	4.703664	5.89%	0	2004
	3.418252	4.442208	29.96%	0	2003
	4.898667	3.418252	-30.22%	0	2002*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.387847	13.760787	1108.30%	0	2010
	10.000000	12.387847	23.88%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.983685	9.852092	9.67%	0	2010
	7.435416	8.983685	20.82%	0	2009
	10.815492	7.435416	-31.25%	0	2008
	10.409468	10.815492	3.90%	0	2007
	10.000000	10.409468	4.09%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.148537	10.530616	376.49%	0	2010
	9.243153	10.148537	9.80%	0	2009
	10.475613	9.243153	-11.77%	0	2008
	10.391646	10.475613	0.81%	0	2007
	10.000000	10.391646	3.92%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.966894	10.860433	8.97%	0	2010
	7.189544	9.966894	38.63%	0	2009
	11.968200	7.189544	-39.93%	0	2008
	10.690610	11.968200	11.95%	0	2007
	10.000000	10.690610	6.91%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.306090	9.611252	15.71%	0	2010
	6.113361	8.306090	35.87%	0	2009
	11.194081	6.113361	-45.39%	0	2008
	10.219554	11.194081	9.54%	0	2007
	10.000000	10.219554	2.20%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.566033	8.220211	8.65%	0	2010
	5.913455	7.566033	27.95%	0	2009
	9.752934	5.913455	-39.37%	0	2008
	10.000000	9.752934	-2.47%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.729796	14.101949	1077.91%	0	2010
	8.905997	12.729796	42.94%	0	2009
	12.633128	8.905997	-29.50%	0	2008
	12.513336	12.633128	0.96%	0	2007
	11.555665	12.513336	8.29%	0	2006
	11.528431	11.555665	0.24%	0	2005
	10.695756	11.528431	7.79%	0	2004
	8.935042	10.695756	19.71%	0	2003
	8.841526	8.935042	1.06%	0	2002*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.441954	12.675948	1078.48%	0	2010
	8.000530	11.441954	43.01%	0	2009
	11.365871	8.000530	-29.61%	0	2008
	11.254436	11.365871	0.99%	0	2007
	10.393547	11.254436	8.28%	0	2006
	10.000000	10.393547	3.94%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.650949	8.659424	13.18%	0	2010
	5.109202	7.650949	49.75%	0	2009
	10.000000	5.109202	-48.91%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.843856	9.490110	20.99%	0	2010
	6.091263	7.843856	28.77%	0	2009
	10.000000	6.091263	-39.09%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.825648	9.466608	20.97%	0	2010
	6.089368	7.825648	28.51%	0	2009
	10.000000	6.089368	-39.11%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	7.997060	9.000180	12.54%	0	2010
	6.322636	7.997060	26.48%	0	2009
	10.000000	6.322636	-36.77%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.239626	9.986977	8.09%	0	2010
	7.876573	9.239626	17.31%	0	2009
	10.000000	7.876573	-21.23%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.701376	9.574150	10.03%	0	2010
	7.158286	8.701376	21.56%	0	2009
	10.000000	7.158286	-28.42%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.981148	10.436119	4.56%	0	2010
	9.020692	9.981148	10.65%	0	2009
	10.000000	9.020692	-9.79%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.970926	9.781278	9.03%	0	2010
	7.514175	8.970926	19.39%	0	2009
	10.000000	7.514175	-24.86%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.423079	9.343985	10.93%	0	2010
	6.797165	8.423079	23.92%	0	2009
	10.000000	6.797165	-32.03%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.509979	10.151402	6.74%	0	2010
	8.254524	9.509979	15.21%	0	2009
	10.000000	8.254524	-17.45%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.442863	10.945024	480.87%	0	2010
	9.805483	10.442863	6.50%	0	2009
	10.000000	9.805483	-1.95%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.401215	10.873028	453.61%	0	2010
	9.783754	10.401215	6.31%	0	2009
	10.000000	9.783754	-2.16%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	20.911238	23.784126	1373.85%	0	2010
	13.078884	20.911238	59.89%	0	2009
	31.631293	13.078884	-58.65%	0	2008
	22.196097	31.631293	42.51%	0	2007
	16.582052	22.196097	33.86%	0	2006
	12.768976	16.582052	29.86%	0	2005
	10.802038	12.768976	18.21%	0	2004
	6.676154	10.802038	61.80%	0	2003
	8.044715	6.676154	-17.01%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.351122	26.568120	1377.66%	0	2010
	14.589664	23.351122	60.05%	0	2009
	35.341831	14.589664	-58.72%	0	2008
	24.805062	35.341831	42.48%	0	2007
	18.541093	24.805062	33.78%	0	2006
	14.275630	18.541093	29.88%	0	2005
	12.075292	14.275630	18.22%	0	2004
	7.465081	12.075292	61.76%	0	2003
	10.000000	7.465081	-25.35%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.014873	14.376684	258.16%	0	2010
	13.940684	14.014873	0.53%	0	2009
	13.219192	13.940684	5.46%	0	2008
	12.602135	13.219192	4.90%	0	2007
	12.455530	12.602135	1.18%	0	2006
	12.319888	12.455530	1.10%	0	2005
	12.186606	12.319888	1.09%	0	2004
	12.203933	12.186606	-0.14%	0	2003
	11.231951	12.203933	8.65%	0	2002*

NVIT NVIT International Equity Fund: Class I - Q/NQ	9.819680	10.891397	10.91%	0	2010
	7.732144	9.819680	27.00%	0	2009
	14.641898	7.732144	-47.19%	0	2008
	11.764115	14.641898	24.46%	0	2007
	9.036698	11.764115	30.18%	0	2006
	7.088478	9.036698	27.48%	0	2005
	6.340503	7.088478	11.80%	0	2004
	4.775268	6.340503	32.78%	0	2003
	6.427129	4.775268	-25.70%	0	2002*

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.866370	17.594772	1089.35%	0	2010
	12.498283	15.866370	26.95%	0	2009
	23.659857	12.498283	-47.18%	0	2008
	19.009209	23.659857	24.47%	0	2007
	14.603641	19.009209	30.17%	0	2006
	11.458329	14.603641	27.45%	0	2005
	10.235035	11.458329	11.95%	0	2004
	7.724922	10.235035	32.49%	0	2003
	10.000000	7.724922	-22.75%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.119311	8.537033	5.14%	0	2010
	6.448593	8.119311	25.91%	0	2009
	11.574863	6.448593	-44.29%	0	2008
	10.809622	11.574863	7.08%	0	2007
	10.000000	10.809622	8.10%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.367379	12.756868	1222.35%	0	2010
	9.127916	11.367379	24.53%	0	2009
	14.763434	9.127916	-38.17%	0	2008
	14.233770	14.763434	3.72%	0	2007
	12.439821	14.233770	14.42%	0	2006
	11.772148	12.439821	5.67%	0	2005
	10.545460	11.772148	11.63%	34,781	2004
	8.168360	10.545460	29.10%	48,527	2003
	10.000000	8.168360	-18.32%	17,779	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.476527	12.338344	750.94%	0	2010
	10.000000	11.476527	14.77%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.032881	13.197581	967.93%	0	2010
	10.000000	12.032881	20.33%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.363998	11.780992	366.94%	0	2010
	10.641051	11.363998	6.79%	0	2009
	11.565930	10.641051	-8.00%	0	2008
	11.212035	11.565930	3.16%	0	2007
	10.786946	11.212035	3.94%	0	2006
	10.665010	10.786946	1.14%	0	2005
	10.409473	10.665010	2.45%	79,997	2004
	9.853651	10.409473	5.64%	94,268	2003
	10.000000	9.853651	-1.46%	20,599	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.519104	12.508109	858.58%	0	2010
	9.876294	11.519104	16.63%	0	2009
	13.135149	9.876294	-24.81%	0	2008
	12.699711	13.135149	3.43%	0	2007
	11.648839	12.699711	9.02%	0	2006
	11.294395	11.648839	3.14%	0	2005
	10.532259	11.294395	7.24%	370,513	2004
	8.961185	10.532259	17.53%	389,888	2003
	10.000000	8.961185	-10.39%	60,567	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.579252	12.791175	1046.63%	0	2010
	9.508317	11.579252	21.78%	0	2009
	14.156450	9.508317	-32.83%	0	2008
	13.623857	14.156450	3.91%	0	2007
	12.148749	13.623857	12.14%	0	2006
	11.588986	12.148749	4.83%	0	2005
	10.560445	11.588986	9.74%	146,534	2004
	8.517407	10.560445	23.99%	150,152	2003
	10.000000	8.517407	-14.83%	34,071	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.587882	12.310796	623.85%	0	2010
	10.331947	11.587882	12.16%	0	2009
	12.422545	10.331947	-16.83%	0	2008
	11.988026	12.422545	3.62%	0	2007
	11.293234	11.988026	6.15%	0	2006
	11.039557	11.293234	2.30%	0	2005
	10.522984	11.039557	4.91%	130,860	2004
	9.453586	10.522984	11.31%	147,689	2003
	10.000000	9.453586	-5.46%	27,595	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.952449	19.709896	2355.40%	0	2010
	11.915159	15.952449	33.88%	0	2009
	19.156302	11.915159	-37.80%	0	2008
	18.194066	19.156302	5.29%	0	2007
	16.910913	18.194066	7.59%	0	2006
	15.408276	16.910913	9.75%	0	2005
	13.599282	15.408276	13.30%	0	2004
	10.315991	13.599282	31.83%	0	2003
	12.441562	10.315991	-17.08%	0	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.663389	10.439472	-209.99%	0	2010
	10.887553	10.663389	-2.06%	0	2009
	10.897300	10.887553	-0.09%	0	2008
	10.623206	10.897300	2.58%	0	2007
	10.380196	10.623206	2.34%	0	2006
	10.326717	10.380196	0.52%	0	2005
	10.463331	10.326717	-1.31%	78,051	2004
	10.621324	10.463331	-1.49%	165,079	2003
	10.719296	10.621324	-0.91%	36,133	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.974880	14.047369	826.59%	0	2010
	10.655312	12.974880	21.77%	0	2009
	13.159351	10.655312	-19.03%	0	2008
	12.848901	13.159351	2.42%	0	2007
	12.518094	12.848901	2.64%	0	2006
	12.513070	12.518094	0.04%	0	2005
	11.997543	12.513070	4.30%	34,711	2004
	10.930457	11.997543	9.76%	28,810	2003
	10.414287	10.930457	4.96%	2,318	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.087538	9.029241	11.64%	0	2010
	6.053818	8.087538	33.59%	0	2009
	10.000000	6.053818	-39.46%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.326019	14.882708	388.59%	0	2010
	11.270475	14.326019	27.11%	0	2009
	21.452418	11.270475	-47.46%	0	2008
	21.291051	21.452418	0.76%	0	2007
	17.716509	21.291051	20.18%	0	2006
	16.148871	17.716509	9.71%	0	2005
	13.716090	16.148871	17.74%	0	2004
	10.000000	13.716090	37.16%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.972276	9.015564	13.09%	0	2010
	6.274804	7.972276	27.05%	0	2009
	10.000000	6.274804	-37.25%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.367168	3.67%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.807353	8.617750	10.38%	0	2010
	6.259102	7.807353	24.74%	0	2009
	10.000000	6.259102	-37.41%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.704994	9.566392	24.16%	0	2010
	6.191135	7.704994	24.45%	0	2009
	10.000000	6.191135	-38.09%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.510135	9.967239	17.12%	0	2010
	6.662616	8.510135	27.73%	0	2009
	10.000000	6.662616	-33.37%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.379235	12.747378	2281.62%	0	2010
	8.317740	10.379235	24.78%	0	2009
	15.857723	8.317740	-47.55%	0	2008
	14.760544	15.857723	7.43%	0	2007
	14.607915	14.760544	1.04%	0	2006
	13.803450	14.607915	5.83%	0	2005
	12.431672	13.803450	11.03%	0	2004
	9.457357	12.431672	31.45%	0	2003
	14.481164	9.457357	-34.69%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.383929	21.547114	2394.85%	0	2010
	14.068725	17.383929	23.56%	0	2009
	21.181424	14.068725	-33.58%	0	2008
	23.240748	21.181424	-8.86%	0	2007
	20.237978	23.240748	14.84%	0	2006
	20.054519	20.237978	0.91%	0	2005
	17.463621	20.054519	14.84%	0	2004
	11.372033	17.463621	53.57%	0	2003
	15.948542	11.372033	-28.70%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.184831	21.084151	2269.05%	0	2010
	13.031335	17.184831	31.87%	0	2009
	21.535769	13.031335	-39.49%	0	2008
	21.541052	21.535769	-0.02%	0	2007
	19.637782	21.541052	9.69%	0	2006
	17.858063	19.637782	9.97%	0	2005
	15.325664	17.858063	16.52%	0	2004
	11.101037	15.325664	38.06%	0	2003
	13.716369	11.101037	-19.07%	0	2002*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.720756	8.575366	11.07%	0	2010
	6.254228	7.720756	23.45%	0	2009
	10.931147	6.254228	-42.79%	0	2008
	10.322396	10.931147	5.90%	0	2007
	9.278688	10.322396	11.25%	0	2006
	8.820712	9.278688	5.19%	0	2005
	8.209369	8.820712	7.45%	0	2004
	6.576030	8.209369	24.84%	0	2003
	8.127729	6.576030	-19.09%	0	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.130197	9.087555	27.45%	0	2010
	5.566771	7.130197	28.08%	0	2009
	10.000000	5.566771	-44.33%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.280127	10.307783	26.90%	0	2010
	9.803617	10.280127	4.86%	0	2009
	10.000000	9.803617	-1.96%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.446896	10.308514	9.12%	0	2010
	7.719382	9.446896	22.38%	0	2009
	14.167419	7.719382	-45.51%	0	2008
	12.070868	14.167419	17.37%	0	2007
	9.794136	12.070868	23.25%	0	2006
	8.382543	9.794136	16.84%	0	2005
	7.402625	8.382543	13.24%	0	2004
	5.557308	7.402625	33.21%	0	2003
	7.608458	5.557308	-26.96%	0	2002*

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.219950	18.774134	902.55%	0	2010
	14.071648	17.219950	22.37%	0	2009
	25.818917	14.071648	-45.50%	0	2008
	21.990389	25.818917	17.41%	0	2007
	17.852608	21.990389	23.18%	0	2006
	15.279541	17.852608	16.84%	0	2005
	13.493364	15.279541	13.24%	0	2004
	10.000000	13.493364	34.93%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.876384	13.715470	651.65%	0	2010
	10.000000	12.876384	28.76%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.851162	13.379897	411.43%	0	2010
	10.000000	12.851162	28.51%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.551387	8.558961	13.34%	0	2010
	6.000337	7.551387	25.85%	0	2009
	9.727744	6.000337	-38.32%	0	2008
	10.162857	9.727744	-4.28%	0	2007
	8.955757	10.162857	13.48%	0	2006
	8.774641	8.955757	2.06%	0	2005
	7.627962	8.774641	15.03%	0	2004
	5.928033	7.627962	28.68%	0	2003
	8.089339	5.928033	-26.72%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.753846	20.157937	1354.12%	0	2010
	12.981440	17.753846	36.76%	0	2009
	22.172529	12.981440	-41.45%	0	2008
	21.300790	22.172529	4.09%	0	2007
	18.486390	21.300790	15.22%	0	2006
	16.513972	18.486390	11.94%	0	2005
	14.151574	16.513972	16.69%	34,854	2004
	10.000000	14.151574	41.52%	31,802	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.911468	12.388006	1353.20%	0	2010
	7.974083	10.911468	36.84%	0	2009
	13.618564	7.974083	-41.45%	0	2008
	13.085416	13.618564	4.07%	0	2007
	11.356156	13.085416	15.23%	0	2006
	10.147146	11.356156	11.91%	0	2005
	8.697915	10.147146	16.66%	0	2004
	6.211849	8.697915	40.02%	0	2003
	8.149095	6.211849	-23.77%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.442382	2.742257	12.28%	0	2010
	1.968205	2.442382	24.09%	0	2009
	9.524889	1.968205	-79.34%	0	2008
	10.000000	9.524889	-4.75%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.620016	2.944977	12.40%	0	2010
	2.135548	2.620016	22.69%	0	2009
	10.228503	2.135548	-79.12%	0	2008
	10.459744	10.228503	-2.21%	0	2007
	10.000000	10.459744	4.60%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.067561	9.170526	13.67%	0	2010
	6.423663	8.067561	25.59%	0	2009
	10.664296	6.423663	-39.76%	0	2008
	10.432775	10.664296	2.22%	0	2007
	9.263984	10.432775	12.62%	0	2006
	8.928513	9.263984	3.76%	0	2005
	8.331849	8.928513	7.16%	0	2004
	6.715954	8.331849	24.06%	0	2003
	8.448257	6.715954	-20.50%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.868634	9.506650	20.82%	0	2010
	5.858400	7.868634	34.31%	0	2009
	9.625704	5.858400	-39.14%	0	2008
	9.953774	9.625704	-3.30%	0	2007
	10.000000	9.953774	-0.46%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.133537	8.902031	24.79%	0	2010
	5.494813	7.133537	29.82%	0	2009
	11.020395	5.494813	-50.14%	0	2008
	10.587644	11.020395	4.09%	0	2007
	10.503716	10.587644	0.80%	0	2006
	9.550936	10.503716	9.98%	0	2005
	8.144921	9.550936	17.26%	0	2004
	6.624244	8.144921	22.96%	0	2003
	9.370812	6.624244	-29.31%	0	2002*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.811888	11.576880	707.55%	0	2010
	10.000000	10.811888	8.12%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.890926	11.215134	297.69%	0	2010
	10.000000	10.890926	8.91%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.487823	4.88%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.085689	10.579401	4.90%	0	2010
	9.395771	10.085689	7.34%	0	2009
	10.688043	9.395771	-12.09%	0	2008
	10.353910	10.688043	3.23%	0	2007
	10.000000	10.353910	3.54%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.006064	26.866824	744.12%	0	2010
	19.616237	25.006064	27.48%	0	2009
	23.566661	19.616237	-16.76%	0	2008
	22.598697	23.566661	4.28%	0	2007
	20.830834	22.598697	8.49%	0	2006
	18.954277	20.830834	9.90%	0	2005
	17.590800	18.954277	7.75%	0	2004
	14.052254	17.590800	25.18%	0	2003
	13.141724	14.052254	6.93%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.489782	26.691056	2420.35%	0	2010
	10.286134	21.489782	108.92%	0	2009
	29.809469	10.286134	-65.49%	0	2008
	22.136230	29.809469	34.66%	0	2007
	16.203540	22.136230	36.61%	0	2006
	12.550716	16.203540	29.10%	0	2005
	10.000000	12.550716	25.51%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	25.746103	31.971478	2417.99%	0	2010
	12.336027	25.746103	108.71%	0	2009
	35.779705	12.336027	-65.52%	0	2008
	26.560240	35.779705	34.71%	0	2007
	19.447799	26.560240	36.57%	0	2006
	15.048471	19.447799	29.23%	0	2005
	12.209884	15.048471	23.25%	0	2004
	8.088367	12.209884	50.96%	0	2003
	8.508987	8.088367	-4.94%	0	2002*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.016240	32.921971	2654.39%	0	2010
	16.859817	26.016240	54.31%	0	2009
	31.950946	16.859817	-47.23%	0	2008
	22.459454	31.950946	42.26%	0	2007
	18.420048	22.459454	21.93%	0	2006
	12.408650	18.420048	48.45%	0	2005
	10.000000	12.408650	24.09%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	32.717365	41.395375	2652.42%	0	2010
	21.213903	32.717365	54.23%	0	2009
	40.223141	21.213903	-47.26%	0	2008
	28.268718	40.223141	42.29%	0	2007
	23.192864	28.268718	21.89%	0	2006
	15.618187	23.192864	48.50%	0	2005
	12.841633	15.618187	21.62%	0	2004
	9.059454	12.841633	41.75%	0	2003
	9.523759	9.059454	-4.88%	0	2002*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.912029	10.901917	9.99%	0	2010
	7.968312	9.912029	24.39%	0	2009
	13.100195	7.968312	-39.17%	0	2008
	12.171403	13.100195	7.63%	0	2007
	10.935639	12.171403	11.30%	0	2006
	10.271156	10.935639	6.47%	0	2005
	9.566724	10.271156	7.36%	0	2004
	7.239941	9.566724	32.14%	0	2003
	9.660204	7.239941	-25.05%	0	2002*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.490231	12.709904	2115.94%	0	2010
	7.252925	10.490231	44.63%	0	2009

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.425261	16.629927	2387.04%	0	2010
	9.617617	13.425261	39.59%	0	2009
	15.298059	9.617617	-37.13%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.578828	11.909933	285.96%	0	2010
	10.736525	11.578828	7.85%	0	2009
	11.149561	10.736525	-3.70%	0	2008
	10.407763	11.149561	7.13%	0	2007
	10.469628	10.407763	-0.59%	0	2006
	10.534412	10.469628	-0.61%	0	2005
	10.174656	10.534412	3.54%	0	2004
	10.000000	10.174656	1.75%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.979243	8.912386	11.69%	0	2010
	6.905005	7.979243	15.56%	0	2009
	10.788333	6.905005	-36.00%	0	2008
	11.034148	10.788333	-2.23%	0	2007
	9.630273	11.034148	14.58%	0	2006
	9.405665	9.630273	2.39%	0	2005
	8.506975	9.405665	10.56%	0	2004
	6.720908	8.506975	26.57%	0	2003
	8.518985	6.720908	-21.11%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.890566	11.541476	16.69%	0	2010
	7.778587	9.890566	27.15%	0	2009
	10.508294	7.778587	-25.98%	0	2008
	10.993942	10.508294	-4.42%	0	2007
	10.000000	10.993942	9.94%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.002530	12.891017	740.25%	0	2010
	10.000000	12.002530	20.03%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.096851	11.088448	9.82%	0	2010
	10.000000	10.096851	0.97%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.485886	14.141917	2312.43%	0	2010
	9.388653	11.485886	22.34%	0	2009
	13.888963	9.388653	-32.40%	0	2008
	14.289469	13.888963	-2.80%	0	2007
	12.763255	14.289469	11.96%	0	2006
	12.163030	12.763255	4.93%	0	2005
	10.198281	12.163030	19.27%	0	2004
	7.564269	10.198281	34.82%	0	2003
	10.000000	7.564269	-24.36%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ	6.670270	7.493999	12.35%	0	2010
	5.096463	6.670270	30.88%	0	2009
	7.943025	5.096463	-35.84%	0	2008
	7.532086	7.943025	5.46%	0	2007
	7.048600	7.532086	6.86%	0	2006
	6.951672	7.048600	1.39%	0	2005
	6.688974	6.951672	3.93%	0	2004
	5.425087	6.688974	23.30%	0	2003
	7.803211	5.425087	-30.48%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.687382	8.638401	12.37%	0	2010
	6.218655	7.687382	23.62%	0	2009
	10.110963	6.218655	-38.50%	0	2008
	9.818359	10.110963	2.98%	0	2007
	8.687121	9.818359	13.02%	0	2006
	8.479597	8.687121	2.45%	0	2005
	7.832447	8.479597	8.26%	0	2004
	6.235687	7.832447	25.61%	0	2003
	8.208564	6.235687	-24.03%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.775175	9.901921	12.84%	0	2010
	7.317274	8.775175	19.92%	0	2009
	10.615188	7.317274	-31.07%	0	2008
	10.127371	10.615188	4.82%	0	2007
	8.885193	10.127371	13.98%	0	2006
	8.699022	8.885193	2.14%	0	2005
	8.463081	8.699022	2.79%	0	2004
	7.137823	8.463081	18.57%	0	2003
	8.758825	7.137823	-18.51%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.741405	14.589538	617.21%	0	2010
	11.660402	13.741405	17.85%	0	2009
	12.853350	11.660402	-9.28%	0	2008
	12.466146	12.853350	3.11%	0	2007
	12.231189	12.466146	1.92%	0	2006
	12.339114	12.231189	-0.87%	0	2005
	12.169693	12.339114	1.39%	0	2004
	11.884957	12.169693	2.40%	0	2003
	11.111890	11.884957	6.96%	0	2002*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.895266	10.915928	10.31%	0	2010
	8.145331	9.895266	21.48%	0	2009
	11.110641	8.145331	-26.69%	0	2008
	10.452402	11.110641	6.30%	0	2007
	10.000000	10.452402	4.52%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.364543	10.493911	12.06%	0	2010
	7.431712	9.364543	26.01%	0	2009
	11.287639	7.431712	-34.16%	0	2008
	10.472276	11.287639	7.79%	0	2007
	10.000000	10.472276	4.72%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.893878	10.095231	13.51%	0	2010
	6.917020	8.893878	28.58%	0	2009
	11.416142	6.917020	-39.41%	0	2008
	10.492310	11.416142	8.80%	0	2007
	10.000000	10.492310	4.92%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.557987	9.978366	16.60%	0	2010
	5.926591	8.557987	44.40%	0	2009
	13.284760	5.926591	-55.39%	0	2008
	9.322976	13.284760	42.49%	0	2007
	10.000000	9.322976	-6.77%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	8.867966	9.986715	12.62%	0	2010
	6.969743	8.867966	27.24%	0	2009
	12.432583	6.969743	-43.94%	0	2008
	12.529656	12.432583	-0.77%	0	2007
	10.663017	12.529656	17.51%	0	2006
	10.303367	10.663017	3.49%	0	2005
	9.453639	10.303367	8.99%	0	2004
	7.419096	9.453639	27.42%	0	2003
	9.135077	7.419096	-18.78%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.697024	8.129654	21.39%	0	2010
	5.340836	6.697024	25.39%	0	2009
	10.344749	5.340836	-48.37%	0	2008
	8.333858	10.344749	24.13%	0	2007
	7.979337	8.333858	4.44%	0	2006
	7.716381	7.979337	3.41%	0	2005
	7.636709	7.716381	1.04%	0	2004
	5.877549	7.636709	29.93%	0	2003
	8.605815	5.877549	-31.70%	0	2002*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.605582	10.695097	11.34%	0	2010
	6.827674	9.605582	40.69%	0	2009
	9.311628	6.827674	-26.68%	0	2008
	9.271042	9.311628	0.44%	0	2007
	8.521607	9.271042	8.79%	0	2006
	8.493992	8.521607	0.33%	0	2005
	7.929810	8.493992	7.11%	0	2004
	6.382519	7.929810	24.24%	0	2003
	6.294993	6.382519	1.39%	0	2002*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.072898	11.203045	11.22%	0	2010
	7.152034	10.072898	40.84%	0	2009
	9.742912	7.152034	-26.59%	0	2008
	10.000000	9.742912	-2.57%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.438654	12.052304	536.47%	0	2010
	10.105926	11.438654	13.19%	0	2009
	10.685432	10.105926	-5.42%	0	2008
	10.480113	10.685432	1.96%	0	2007
	10.268217	10.480113	2.06%	0	2006
	10.279382	10.268217	-0.11%	0	2005
	10.070300	10.279382	2.08%	0	2004
	10.000000	10.070300	0.70%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	8.979490	11.308667	25.94%	0	2010
	6.554095	8.979490	37.01%	0	2009
	11.073276	6.554095	-40.81%	0	2008
	9.800151	11.073276	12.99%	0	2007
	10.000000	9.800151	-2.00%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.075911	11.140485	10.57%	0	2010
	8.144178	10.075911	23.72%	0	2009
	14.827724	8.144178	-45.07%	0	2008
	12.930372	14.827724	14.67%	0	2007
	11.203058	12.930372	15.42%	0	2006
	9.622805	11.203058	16.42%	0	2005
	8.665395	9.622805	11.05%	0	2004
	6.183841	8.665395	40.13%	0	2003
	7.933931	6.183841	-22.06%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.526319	13.851915	1058.25%	0	2010
	10.120610	12.526319	23.77%	0	2009
	18.430385	10.120610	-45.09%	0	2008
	16.069496	18.430385	14.69%	0	2007
	13.922499	16.069496	15.42%	0	2006
	11.963391	13.922499	16.38%	0	2005
	10.772293	11.963391	11.06%	0	2004
	7.684818	10.772293	40.18%	0	2003
	10.000000	7.684818	-23.15%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.055685	13.680146	2373.86%	0	2010
	7.178428	11.055685	54.01%	0	2009
	15.026637	7.178428	-52.23%	0	2008
	14.544203	15.026637	3.32%	0	2007
	12.791050	14.544203	13.71%	0	2006
	12.745663	12.791050	0.36%	0	2005
	11.427270	12.745663	11.54%	0	2004
	7.400922	11.427270	54.40%	0	2003
	10.000000	7.400922	-25.99%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.249637	11.300407	1025.18%	0	2010
	7.724985	10.249637	32.68%	0	2009
	11.223320	7.724985	-31.17%	0	2008
	11.055909	11.223320	1.51%	0	2007
	10.000000	11.055909	10.56%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	7.989297	10.024027	25.47%	0	2010
	6.321721	7.989297	26.38%	0	2009
	9.645600	6.321721	-34.46%	0	2008
	10.099105	9.645600	-4.49%	0	2007
	10.000000	10.099105	0.99%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.361041	9.020303	7.88%	0	2010
	6.560161	8.361041	27.45%	0	2009
	10.000000	6.560161	-34.40%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.449492	12.015846	1498.98%	0	2010
	6.185888	10.449492	68.92%	0	2009
	13.358140	6.185888	-53.69%	0	2008
	10.608731	13.358140	25.92%	0	2007
	10.000000	10.608731	6.09%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.547734	10.128032	6.08%	0	2010
	7.112006	9.547734	34.25%	0	2009
	12.194000	7.112006	-41.68%	0	2008
	10.795819	12.194000	12.95%	0	2007
	10.000000	10.795819	7.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.622551	15.246578	1192.16%	0	2010
	11.729910	13.622551	16.14%	0	2009
	11.287075	11.729910	3.92%	0	2008
	10.390096	11.287075	8.63%	0	2007
	10.000000	10.390096	3.90%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.299284	9.355826	12.73%	0	2010
	7.025968	8.299284	18.12%	0	2009
	12.515588	7.025968	-43.86%	0	2008
	11.448819	12.515588	9.32%	0	2007
	11.031421	11.448819	3.78%	0	2006*

Invecso - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.391093	12.046096	1592.71%	0	2010
	7.478960	10.391093	38.94%	0	2009
	14.457127	7.478960	-48.27%	0	2008
	13.366585	14.457127	8.16%	0	2007
	11.749438	13.366585	13.76%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.618135	20.862014	634.05%	0	2010
	16.033229	19.618135	22.36%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.442557	8.796429	4.19%	0	2010
	5.908972	8.442557	42.88%	0	2009
	10.844174	5.908972	-45.51%	0	2008
	8.111859	10.844174	33.68%	0	2007
	7.597051	8.111859	6.78%	0	2006
	6.897381	7.597051	10.14%	0	2005
	5.975238	6.897381	15.43%	0	2004
	5.078815	5.975238	17.65%	0	2003
	6.173947	5.078815	-17.74%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.587126	14.118081	2184.28%	0	2010
	7.537930	11.587126	53.72%	0	2009
	13.731546	7.537930	-45.11%	0	2008
	11.527184	13.731546	19.12%	0	2007
	10.913285	11.527184	5.63%	0	2006
	10.017631	10.913285	8.94%	0	2005
	10.152930	10.017631	-1.33%	0	2004
	7.051900	10.152930	43.97%	0	2003
	10.000000	7.051900	-29.48%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.722508	4.531216	21.72%	0	2010
	2.424699	3.722508	53.52%	0	2009
	4.422984	2.424699	-45.18%	0	2008
	3.714659	4.422984	19.07%	0	2007
	3.520479	3.714659	5.52%	0	2006
	3.225081	3.520479	9.16%	0	2005
	3.277394	3.225081	-1.60%	0	2004
	2.286600	3.277394	43.33%	0	2003
	3.956393	2.286600	-42.20%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.408285	27.415474	2234.53%	0	2010
	12.788383	22.408285	75.22%	0	2009
	27.349328	12.788383	-53.24%	0	2008
	21.826011	27.349328	25.31%	0	2007
	15.204202	21.826011	43.55%	0	2006
	11.768944	15.204202	29.19%	0	2005
	10.131729	11.768944	16.16%	0	2004
	7.695550	10.131729	31.66%	0	2003
	10.000000	7.695550	-23.04%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	12.822056	15.685566	2233.27%	0	2010
	7.317560	12.822056	75.22%	0	2009
	15.655600	7.317560	-53.26%	0	2008
	12.499202	15.655600	25.25%	0	2007
	8.711032	12.499202	43.49%	0	2006
	6.746806	8.711032	29.11%	0	2005
	5.809420	6.746806	16.14%	0	2004
	4.412971	5.809420	31.64%	0	2003
	6.074850	4.412971	-27.36%	0	2002*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.234179	13.571163	2080.24%	0	2010
	9.061770	11.234179	23.97%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.577186	12.599085	882.68%	0	2010
	9.662266	11.577186	19.82%	0	2009
	14.682307	9.662266	-34.19%	0	2008
	13.947521	14.682307	5.27%	0	2007
	11.827697	13.947521	17.92%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.688282	6.88%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.567726	9.856827	3.02%	0	2010
	8.628043	9.567726	10.89%	0	2009
	10.185461	8.628043	-15.29%	0	2008
	9.936362	10.185461	2.51%	0	2007
	9.744611	9.936362	1.97%	0	2006
	9.816451	9.744611	-0.73%	0	2005
	9.954572	9.816451	-1.39%	0	2004
	10.000000	9.954572	-0.45%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.502336	11.121712	17.04%	0	2010
	7.911059	9.502336	20.11%	0	2009
	13.358178	7.911059	-40.78%	0	2008
	13.583429	13.358178	-1.66%	0	2007
	13.188462	13.583429	2.99%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.473749	12.591134	2021.61%	0	2010
	8.144398	10.473749	28.60%	0	2009
	13.745280	8.144398	-40.75%	0	2008
	13.055015	13.745280	5.29%	0	2007
	11.733259	13.055015	11.27%	0	2006
	11.220861	11.733259	4.57%	0	2005
	10.000000	11.220861	12.21%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.652066	5.428310	16.69%	0	2010
	3.562000	4.652066	30.60%	0	2009
	5.939328	3.562000	-40.03%	0	2008
	5.078044	5.939328	16.96%	0	2007
	4.887844	5.078044	3.89%	0	2006
	4.690047	4.887844	4.22%	0	2005
	4.431602	4.690047	5.83%	0	2004
	3.411839	4.431602	29.89%	0	2003
	4.891995	3.411839	-30.26%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.383633	13.749084	1102.63%	0	2010
	10.000000	12.383633	23.84%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.966848	9.828613	9.61%	0	2010
	7.425270	8.966848	20.76%	0	2009
	10.806270	7.425270	-31.29%	0	2008
	10.405944	10.806270	3.85%	0	2007
	10.000000	10.405944	4.06%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.129525	10.505524	371.19%	0	2010
	9.230548	10.129525	9.74%	0	2009
	10.466687	9.230548	-11.81%	0	2008
	10.388122	10.466687	0.76%	0	2007
	10.000000	10.388122	3.88%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.948218	10.834550	8.91%	0	2010
	7.179740	9.948218	38.56%	0	2009
	11.957998	7.179740	-39.96%	0	2008
	10.686985	11.957998	11.89%	0	2007
	10.000000	10.686985	6.87%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.290539	9.588362	15.65%	0	2010
	6.105029	8.290539	35.80%	0	2009
	11.184549	6.105029	-45.42%	0	2008
	10.216091	11.184549	9.48%	0	2007
	10.000000	10.216091	2.16%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.555705	8.204802	8.59%	0	2010
	5.908398	7.555705	27.88%	0	2009
	9.749596	5.908398	-39.40%	0	2008
	10.000000	9.749596	-2.50%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.660695	14.018235	1072.25%	0	2010
	8.862173	12.660695	42.86%	0	2009
	12.577397	8.862173	-29.54%	0	2008
	12.464531	12.577397	0.91%	0	2007
	11.516457	12.464531	8.23%	0	2006
	11.495171	11.516457	0.19%	0	2005
	10.670340	11.495171	7.73%	0	2004
	8.918357	10.670340	19.64%	0	2003
	8.829517	8.918357	1.01%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.414715	12.639318	1072.83%	0	2010
	7.985550	11.414715	42.94%	0	2009
	11.350392	7.985550	-29.65%	0	2008
	11.244887	11.350392	0.94%	0	2007
	10.390020	11.244887	8.23%	0	2006
	10.000000	10.390020	3.90%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.644429	8.647619	13.12%	0	2010
	5.107449	7.644429	49.67%	0	2009
	10.000000	5.107449	-48.93%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.837169	9.477194	20.93%	0	2010
	6.089184	7.837169	28.71%	0	2009
	10.000000	6.089184	-39.11%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.818986	9.453736	20.91%	0	2010
	6.087288	7.818986	28.45%	0	2009
	10.000000	6.087288	-39.13%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	7.990243	8.987924	12.49%	0	2010
	6.320475	7.990243	26.42%	0	2009
	10.000000	6.320475	-36.80%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.231775	9.973398	8.03%	0	2010
	7.873896	9.231775	17.25%	0	2009
	10.000000	7.873896	-21.26%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.693971	9.561116	9.97%	0	2010
	7.155840	8.693971	21.49%	0	2009
	10.000000	7.155840	-28.44%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.972650	10.421908	4.50%	0	2010
	9.017623	9.972650	10.59%	0	2009
	10.000000	9.017623	-9.82%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.963277	9.767952	8.98%	0	2010
	7.511606	8.963277	19.33%	0	2009
	10.000000	7.511606	-24.88%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.415919	9.331274	10.88%	0	2010
	6.794850	8.415919	23.86%	0	2009
	10.000000	6.794850	-32.05%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.501879	10.137580	6.69%	0	2010
	8.251709	9.501879	15.15%	0	2009
	10.000000	8.251709	-17.48%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.433971	10.930124	475.52%	0	2010
	9.802132	10.433971	6.45%	0	2009
	10.000000	9.802132	-1.98%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.392365	10.858224	448.27%	0	2010
	9.780422	10.392365	6.26%	0	2009
	10.000000	9.780422	-2.20%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	20.812659	23.659935	1368.05%	0	2010
	13.023874	20.812659	59.80%	0	2009
	31.514424	13.023874	-58.67%	0	2008
	22.125426	31.514424	42.44%	0	2007
	16.537671	22.125426	33.79%	0	2006
	12.741281	16.537671	29.80%	0	2005
	10.784110	12.741281	18.15%	0	2004
	6.668475	10.784110	61.72%	0	2003
	8.039579	6.668475	-17.05%	0	2002*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.259856	26.450798	1371.87%	0	2010
	14.540063	23.259856	59.97%	0	2009
	35.239762	14.540063	-58.74%	0	2008
	24.746113	35.239762	42.41%	0	2007
	18.506459	24.746113	33.72%	0	2006
	14.256207	18.506459	29.81%	0	2005
	12.065018	14.256207	18.16%	0	2004
	7.462526	12.065018	61.67%	0	2003
	10.000000	7.462526	-25.37%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.938775	14.291319	252.92%	0	2010
	13.872071	13.938775	0.48%	0	2009
	13.160846	13.872071	5.40%	0	2008
	12.552950	13.160846	4.84%	0	2007
	12.413236	12.552950	1.13%	0	2006
	12.284309	12.413236	1.05%	0	2005
	12.157611	12.284309	1.04%	0	2004
	12.181115	12.157611	-0.19%	0	2003
	11.216684	12.181115	8.60%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class I - Q/NQ	9.773315	10.834448	10.86%	0	2010
	7.699580	9.773315	26.93%	0	2009
	14.587716	7.699580	-47.22%	0	2008
	11.726598	14.587716	24.40%	0	2007
	9.012466	11.726598	30.12%	0	2006
	7.073070	9.012466	27.42%	0	2005
	6.329968	7.073070	11.74%	0	2004
	4.769772	6.329968	32.71%	0	2003
	6.423028	4.769772	-25.74%	0	2002*

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.804324	17.517037	1083.70%	0	2010
	12.455776	15.804324	26.88%	0	2009
	23.591465	12.455776	-47.20%	0	2008
	18.963987	23.591465	24.40%	0	2007
	14.576313	18.963987	30.10%	0	2006
	11.442705	14.576313	27.39%	0	2005
	10.226299	11.442705	11.89%	0	2004
	7.722271	10.226299	32.43%	0	2003
	10.000000	7.722271	-22.78%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.104100	8.516680	5.09%	0	2010
	6.439806	8.104100	25.84%	0	2009
	11.565008	6.439806	-44.32%	0	2008
	10.805966	11.565008	7.02%	0	2007
	10.000000	10.805966	8.06%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.321413	12.698806	1216.63%	0	2010
	9.095650	11.321413	24.47%	0	2009
	14.718787	9.095650	-38.20%	0	2008
	14.198005	14.718787	3.67%	0	2007
	12.414889	14.198005	14.36%	0	2006
	11.754545	12.414889	5.62%	0	2005
	10.535072	11.754545	11.58%	6,062	2004
	8.164471	10.535072	29.04%	2,930	2003
	10.000000	8.164471	-18.36%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.472614	12.327843	745.45%	0	2010
	10.000000	11.472614	14.73%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.028785	13.186361	962.34%	0	2010
	10.000000	12.028785	20.29%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.318042	11.727352	361.64%	0	2010
	10.603430	11.318042	6.74%	0	2009
	11.530938	10.603430	-8.04%	0	2008
	11.183860	11.530938	3.10%	0	2007
	10.765318	11.183860	3.89%	0	2006
	10.649052	10.765318	1.09%	0	2005
	10.399210	10.649052	2.40%	15,126	2004
	9.848954	10.399210	5.59%	5,850	2003
	10.000000	9.848954	-1.51%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.472481	12.451121	853.03%	0	2010
	9.841353	11.472481	16.57%	0	2009
	13.095364	9.841353	-24.85%	0	2008
	12.667750	13.095364	3.38%	0	2007
	11.625445	12.667750	8.97%	0	2006
	11.277457	11.625445	3.09%	0	2005
	10.521843	11.277457	7.18%	59,724	2004
	8.956898	10.521843	17.47%	53,083	2003
	10.000000	8.956898	-10.43%	35,153	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.532390	12.732914	1041.00%	0	2010
	9.474674	11.532390	21.72%	0	2009
	14.113594	9.474674	-32.87%	0	2008
	13.589597	14.113594	3.86%	0	2007
	12.124375	13.589597	12.08%	0	2006
	11.571630	12.124375	4.78%	0	2005
	10.550021	11.571630	9.68%	60,535	2004
	8.513348	10.550021	23.92%	62,162	2003
	10.000000	8.513348	-14.87%	21,275	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.541012	12.254755	618.44%	0	2010
	10.295423	11.541012	12.10%	0	2009
	12.384961	10.295423	-16.87%	0	2008
	11.957904	12.384961	3.57%	0	2007
	11.270594	11.957904	6.10%	0	2006
	11.023031	11.270594	2.25%	0	2005
	10.512612	11.023031	4.86%	33,156	2004
	9.449094	10.512612	11.26%	33,336	2003
	10.000000	9.449094	-5.51%	5,735	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.865734	19.592771	2349.11%	0	2010
	11.856442	15.865734	33.82%	0	2009
	19.071694	11.856442	-37.83%	0	2008
	18.123018	19.071694	5.23%	0	2007
	16.853455	18.123018	7.53%	0	2006
	15.363749	16.853455	9.70%	0	2005
	13.566907	15.363749	13.24%	0	2004
	10.296690	13.566907	31.76%	0	2003
	12.424639	10.296690	-17.13%	0	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.605413	10.377412	-214.99%	0	2010
	10.833890	10.605413	-2.11%	0	2009
	10.849130	10.833890	-0.14%	0	2008
	10.581681	10.849130	2.53%	0	2007
	10.344890	10.581681	2.29%	0	2006
	10.296837	10.344890	0.47%	0	2005
	10.438388	10.296837	-1.36%	2,478	2004
	10.601417	10.438388	-1.54%	8,932	2003
	10.704673	10.601417	-0.96%	19,758	2002*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.904361	13.963887	821.06%	0	2010
	10.602815	12.904361	21.71%	0	2009
	13.101219	10.602815	-19.07%	0	2008
	12.798707	13.101219	2.36%	0	2007
	12.475539	12.798707	2.59%	0	2006
	12.476882	12.475539	-0.01%	0	2005
	11.968967	12.476882	4.24%	0	2004
	10.909995	11.968967	9.71%	0	2003
	10.400105	10.909995	4.90%	1,301	2002*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.080648	9.016945	11.59%	0	2010
	6.051747	8.080648	33.53%	0	2009
	10.000000	6.051747	-39.48%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.277279	14.824504	383.28%	0	2010
	11.237865	14.277279	27.05%	0	2009
	21.401317	11.237865	-47.49%	0	2008
	21.251260	21.401317	0.71%	0	2007
	17.692400	21.251260	20.12%	0	2006
	16.135118	17.692400	9.65%	0	2005
	13.711404	16.135118	17.68%	0	2004
	10.000000	13.711404	37.11%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.965480	9.003287	13.03%	0	2010
	6.272656	7.965480	26.99%	0	2009
	10.000000	6.272656	-37.27%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.363615	3.64%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.800703	8.606015	10.32%	0	2010
	6.256962	7.800703	24.67%	0	2009
	10.000000	6.256962	-37.43%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.698444	9.553379	24.09%	0	2010
	6.189019	7.698444	24.39%	0	2009
	10.000000	6.189019	-38.11%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.502885	9.953671	17.06%	0	2010
	6.660337	8.502885	27.66%	0	2009
	10.000000	6.660337	-33.40%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.322816	12.671628	2275.36%	0	2010
	8.276754	10.322816	24.72%	0	2009
	15.787688	8.276754	-47.57%	0	2008
	14.702910	15.787688	7.38%	0	2007
	14.558304	14.702910	0.99%	0	2006
	13.763578	14.558304	5.77%	0	2005
	12.402090	13.763578	10.98%	0	2004
	9.439666	12.402090	31.38%	0	2003
	14.461467	9.439666	-34.73%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.289435	21.419054	2388.52%	0	2010
	13.999411	17.289435	23.50%	0	2009
	21.087866	13.999411	-33.61%	0	2008
	23.149986	21.087866	-8.91%	0	2007
	20.169222	23.149986	14.78%	0	2006
	19.996570	20.169222	0.86%	0	2005
	17.422041	19.996570	14.78%	0	2004
	11.350750	17.422041	53.49%	0	2003
	15.926842	11.350750	-28.73%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.091472	20.958907	2262.79%	0	2010
	12.967162	17.091472	31.81%	0	2009
	21.440696	12.967162	-39.52%	0	2008
	21.456982	21.440696	-0.08%	0	2007
	19.571106	21.456982	9.64%	0	2006
	17.806477	19.571106	9.91%	0	2005
	15.289191	17.806477	16.46%	0	2004
	11.080273	15.289191	37.99%	0	2003
	13.697716	11.080273	-19.11%	0	2002*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.678815	8.524429	11.01%	0	2010
	6.223433	7.678815	23.39%	0	2009
	10.882913	6.223433	-42.81%	0	2008
	10.282121	10.882913	5.84%	0	2007
	9.247193	10.282121	11.19%	0	2006
	8.795250	9.247193	5.14%	0	2005
	8.189846	8.795250	7.39%	0	2004
	6.563740	8.189846	24.77%	0	2003
	8.116686	6.563740	-19.13%	0	2002*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.124114	9.075178	27.39%	0	2010
	5.564864	7.124114	28.02%	0	2009
	10.000000	5.564864	-44.35%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.271377	10.293761	21.79%	0	2010
	9.800278	10.271377	4.81%	0	2009
	10.000000	9.800278	-2.00%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.395559	10.247265	9.06%	0	2010
	7.681351	9.395559	22.32%	0	2009
	14.104844	7.681351	-45.54%	0	2008
	12.023726	14.104844	17.31%	0	2007
	9.760853	12.023726	23.18%	0	2006
	8.358312	9.760853	16.78%	0	2005
	7.384983	8.358312	13.18%	0	2004
	5.546904	7.384983	33.14%	0	2003
	7.598105	5.546904	-27.00%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.161409	18.700761	896.98%	0	2010
	14.030981	17.161409	22.31%	0	2009
	25.757478	14.030981	-45.53%	0	2008
	21.949333	25.757478	17.35%	0	2007
	17.828355	21.949333	23.11%	0	2006
	15.266547	17.828355	16.78%	0	2005
	13.488768	15.266547	13.18%	0	2004
	10.000000	13.488768	34.89%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.872007	13.703802	646.20%	0	2010
	10.000000	12.872007	28.72%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.846780	13.368509	406.12%	0	2010
	10.000000	12.846780	28.47%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.510386	8.508146	13.29%	0	2010
	5.970793	7.510386	25.79%	0	2009
	9.684811	5.970793	-38.35%	0	2008
	10.123215	9.684811	-4.33%	0	2007
	8.925360	10.123215	13.42%	0	2006
	8.749300	8.925360	2.01%	0	2005
	7.609813	8.749300	14.97%	0	2004
	5.916952	7.609813	28.61%	0	2003
	8.078351	5.916952	-26.76%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.693441	20.079109	1348.33%	0	2010
	12.943896	17.693441	36.69%	0	2009
	22.119728	12.943896	-41.48%	0	2008
	21.260992	22.119728	4.04%	0	2007
	18.461250	21.260992	15.17%	0	2006
	16.499905	18.461250	11.89%	0	2005
	14.146751	16.499905	16.63%	3,159	2004
	10.000000	14.146751	41.47%	1,890	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.857691	12.320656	1347.40%	0	2010
	7.938848	10.857691	36.77%	0	2009
	13.565349	7.938848	-41.48%	0	2008
	13.040979	13.565349	4.02%	0	2007
	11.323354	13.040979	15.17%	0	2006
	10.122992	11.323354	11.86%	0	2005
	8.681630	10.122992	16.60%	0	2004
	6.203380	8.681630	39.95%	0	2003
	8.142142	6.203380	-23.81%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.439043	2.737103	12.22%	0	2010
	1.966526	2.439043	24.03%	0	2009
	9.521642	1.966526	-79.35%	0	2008
	10.000000	9.521642	-4.78%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.615097	2.937959	12.35%	0	2010
	2.132626	2.615097	22.62%	0	2009
	10.219775	2.132626	-79.13%	0	2008
	10.456199	10.219775	-2.26%	0	2007
	10.000000	10.456199	4.56%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.023745	9.116071	13.61%	0	2010
	6.392040	8.023745	25.53%	0	2009
	10.617243	6.392040	-39.80%	0	2008
	10.392082	10.617243	2.17%	0	2007
	9.232535	10.392082	12.56%	0	2006
	8.902729	9.232535	3.70%	0	2005
	8.312026	8.902729	7.11%	0	2004
	6.703398	8.312026	24.00%	0	2003
	8.436772	6.703398	-20.55%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.853903	9.484011	20.76%	0	2010
	5.850420	7.853903	34.25%	0	2009
	9.617509	5.850420	-39.17%	0	2008
	9.950401	9.617509	-3.35%	0	2007
	10.000000	9.950401	-0.50%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.094721	8.849071	24.73%	0	2010
	5.467711	7.094721	29.76%	0	2009
	10.971677	5.467711	-50.17%	0	2008
	10.546248	10.971677	4.03%	0	2007
	10.467994	10.546248	0.75%	0	2006
	9.523311	10.467994	9.92%	0	2005
	8.125514	9.523311	17.20%	0	2004
	6.611835	8.125514	22.89%	0	2003
	9.358057	6.611835	-29.35%	0	2002*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.808196	11.567017	702.08%	0	2010
	10.000000	10.808196	8.08%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.887208	11.205585	292.43%	0	2010
	10.000000	10.887208	8.87%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.484270	4.84%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.066795	10.554196	4.84%	0	2010
	9.382969	10.066795	7.29%	0	2009
	10.678933	9.382969	-12.14%	0	2008
	10.350403	10.678933	3.17%	0	2007
	10.000000	10.350403	3.50%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	24.870294	26.707310	738.64%	0	2010
	19.519697	24.870294	27.41%	0	2009
	23.462671	19.519697	-16.81%	0	2008
	22.510535	23.462671	4.23%	0	2007
	20.760127	22.510535	8.43%	0	2006
	18.899558	20.760127	9.84%	0	2005
	17.548980	18.899558	7.70%	0	2004
	14.026010	17.548980	25.12%	0	2003
	13.123880	14.026010	6.87%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.427702	26.600383	2414.02%	0	2010
	10.261651	21.427702	108.81%	0	2009
	29.753799	10.261651	-65.51%	0	2008
	22.106237	29.753799	34.59%	0	2007
	16.189827	22.106237	36.54%	0	2006
	12.546485	16.189827	29.04%	0	2005
	10.000000	12.546485	25.46%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	25.606108	31.781417	2411.65%	0	2010
	12.275212	25.606108	108.60%	0	2009
	35.621597	12.275212	-65.54%	0	2008
	26.456447	35.621597	34.64%	0	2007
	19.381670	26.456447	36.50%	0	2006
	15.004941	19.381670	29.17%	0	2005
	12.180802	15.004941	23.19%	0	2004
	8.073214	12.180802	50.88%	0	2003
	8.497392	8.073214	-4.99%	0	2002*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	25.941112	32.810145	2647.93%	0	2010
	16.819716	25.941112	54.23%	0	2009
	31.891289	16.819716	-47.26%	0	2008
	22.429031	31.891289	42.19%	0	2007
	18.404464	22.429031	21.87%	0	2006
	12.404463	18.404464	48.37%	0	2005
	10.000000	12.404463	24.04%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	32.539518	41.149343	2645.96%	0	2010
	21.109366	32.539518	54.15%	0	2009
	40.045464	21.109366	-47.29%	0	2008
	28.158299	40.045464	42.22%	0	2007
	23.114040	28.158299	21.82%	0	2006
	15.573028	23.114040	48.42%	0	2005
	12.811040	15.573028	21.56%	0	2004
	9.042491	12.811040	41.68%	0	2003
	9.510796	9.042491	-4.92%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.863192	10.842657	9.93%	0	2010
	7.933107	9.863192	24.33%	0	2009
	13.048996	7.933107	-39.21%	0	2008
	12.130063	13.048996	7.58%	0	2007
	10.904035	12.130063	11.24%	0	2006
	10.246683	10.904035	6.42%	0	2005
	9.548806	10.246683	7.31%	0	2004
	7.230072	9.548806	32.07%	0	2003
	9.651982	7.230072	-25.09%	0	2002*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.438528	12.640829	2109.78%	0	2010
	7.220878	10.438528	44.56%	0	2009

Maximum Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.372697	16.556371	2380.73%	65	2010
	9.584868	13.372697	39.52%	65	2009
	15.253782	9.584868	-37.16%	65	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.539410	11.863324	280.70%	496	2010
	10.705445	11.539410	7.79%	496	2009
	11.122971	10.705445	-3.75%	357	2008
	10.388282	11.122971	7.07%	0	2007
	10.455359	10.388282	-0.64%	0	2006
	10.525419	10.455359	-0.67%	0	2005
	10.171166	10.525419	3.48%	7,869	2004
	10.000000	10.171166	1.71%	5,144	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.935854	8.859392	11.64%	497	2010
	6.870977	7.935854	15.50%	497	2009
	10.740675	6.870977	-36.03%	3,776	2008
	10.991050	10.740675	-2.28%	3,776	2007
	9.597554	10.991050	14.52%	3,776	2006
	9.378483	9.597554	2.34%	4,612	2005
	8.486720	9.378483	10.51%	5,493	2004
	6.708323	8.486720	26.51%	15,518	2003
	8.507395	6.708323	-21.15%	17,814	2002
	9.492984	8.507395	-10.38%	14,380	2001*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.872041	11.513981	16.63%	1,903	2010
	7.767982	9.872041	27.09%	0	2009
	10.499337	7.767982	-26.01%	0	2008
	10.990225	10.499337	-4.47%	0	2007
	10.000000	10.990225	9.90%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.998434	12.880041	734.77%	5,774	2010
	10.000000	11.998434	19.98%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.096572	11.082477	9.76%	0	2010
	10.000000	10.096572	0.97%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.440921	14.079367	2306.15%	3,866	2010
	9.356682	11.440921	22.28%	4,398	2009
	13.848764	9.356682	-32.44%	4,715	2008
	14.255437	13.848764	-2.85%	4,760	2007
	12.739348	14.255437	11.90%	5,003	2006
	12.146432	12.739348	4.88%	1,137	2005
	10.189578	12.146432	19.20%	1,037	2004
	7.561672	10.189578	34.75%	1,096	2003
	10.000000	7.561672	-24.38%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ	6.633946	7.449387	12.29%	1,422	2010
	5.071304	6.633946	30.81%	2,008	2009
	7.907868	5.071304	-35.87%	2,076	2008
	7.502604	7.907868	5.40%	2,305	2007
	7.024598	7.502604	6.80%	2,414	2006
	6.931538	7.024598	1.34%	2,422	2005
	6.673008	6.931538	3.87%	2,390	2004
	5.414906	6.673008	23.23%	2,330	2003
	7.792572	5.414906	-30.51%	2,248	2002
	10.292793	7.792572	-24.29%	922	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.645562	8.587027	12.31%	9,745	2010
	6.187991	7.645562	23.55%	9,973	2009
	10.066260	6.187991	-38.53%	10,397	2008
	9.779977	10.066260	2.93%	13,948	2007
	8.657565	9.779977	12.96%	15,376	2006
	8.455066	8.657565	2.40%	15,161	2005
	7.813792	8.455066	8.21%	25,104	2004
	6.224012	7.813792	25.54%	28,516	2003
	8.197399	6.224012	-24.07%	36,635	2002
	9.545801	8.197399	-14.13%	11,021	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.727467	9.843066	12.78%	820	2010
	7.281204	8.727467	19.86%	1,364	2009
	10.568283	7.281204	-31.10%	1,393	2008
	10.087808	10.568283	4.76%	1,209	2007
	8.854989	10.087808	13.92%	1,271	2006
	8.673868	8.854989	2.09%	1,287	2005
	8.442921	8.673868	2.74%	1,343	2004
	7.124457	8.442921	18.51%	882	2003
	8.746914	7.124457	-18.55%	2,622	2002
	9.863100	8.746914	-11.32%	3,171	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.666705	14.502814	611.79%	958	2010
	11.602934	13.666705	17.79%	4,196	2009
	12.796547	11.602934	-9.33%	5,884	2008
	12.417436	12.796547	3.05%	11,559	2007
	12.189609	12.417436	1.87%	14,172	2006
	12.303438	12.189609	-0.93%	15,371	2005
	12.140716	12.303438	1.34%	18,686	2004
	11.862727	12.140716	2.34%	23,245	2003
	11.096780	11.862727	6.90%	24,434	2002
	10.505742	11.096780	5.63%	31,998	2001*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	9.876750	10.889933	10.26%	0	2010
	8.134234	9.876750	21.42%	0	2009
	11.101187	8.134234	-26.73%	0	2008
	10.448873	11.101187	6.24%	0	2007
	10.000000	10.448873	4.49%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.346999	10.468897	12.00%	0	2010
	7.421577	9.346999	25.94%	0	2009
	11.278025	7.421577	-34.19%	0	2008
	10.468731	11.278025	7.73%	0	2007
	10.000000	10.468731	4.69%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	8.877203	10.071160	13.45%	0	2010
	6.907583	8.877203	28.51%	0	2009
	11.406412	6.907583	-39.44%	0	2008
	10.488750	11.406412	8.75%	0	2007
	10.000000	10.488750	4.89%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.541938	9.954575	16.54%	68	2010
	5.918496	8.541938	44.33%	68	2009
	13.273426	5.918496	-55.41%	68	2008
	9.319807	13.273426	42.42%	221	2007
	10.000000	9.319807	-6.80%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	8.819788	9.927379	12.56%	4,693	2010
	6.935423	8.819788	27.17%	9,126	2009
	12.377697	6.935423	-43.97%	10,941	2008
	12.480760	12.377697	-0.83%	14,407	2007
	10.626821	12.480760	17.45%	15,866	2006
	10.273613	10.626821	3.44%	22,419	2005
	9.431146	10.273613	8.93%	26,140	2004
	7.405226	9.431146	27.36%	24,278	2003
	9.122665	7.405226	-18.83%	25,233	2002
	9.829356	9.122665	-7.19%	8,921	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.660623	8.081337	21.33%	2,048	2010
	5.314525	6.660623	25.33%	7,803	2009
	10.299075	5.314525	-48.40%	8,459	2008
	8.301332	10.299075	24.07%	8,870	2007
	7.952242	8.301332	4.39%	8,840	2006
	7.694090	7.952242	3.36%	8,852	2005
	7.618533	7.694090	0.99%	17,167	2004
	5.866545	7.618533	29.86%	15,817	2003
	8.594096	5.866545	-31.74%	12,016	2002
	10.682489	8.594096	-19.55%	2,569	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.553330	10.631486	11.29%	6,000	2010
	6.793998	9.553330	40.61%	6,082	2009
	9.270443	6.793998	-26.71%	6,211	2008
	9.234781	9.270443	0.39%	10,012	2007
	8.492610	9.234781	8.74%	13,034	2006
	8.469429	8.492610	0.27%	15,133	2005
	7.910922	8.469429	7.06%	17,155	2004
	6.370568	7.910922	24.18%	16,625	2003
	6.286416	6.370568	1.34%	19,278	2002
	7.296736	6.286416	-13.85%	1,238	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.059148	11.182030	11.16%	771	2010
	7.145920	10.059148	40.77%	1,953	2009
	9.739577	7.145920	-26.63%	1,363	2008
	10.000000	9.739577	-2.60%	780	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.399748	12.005169	531.08%	632	2010
	10.076699	11.399748	13.13%	632	2009
	10.659989	10.076699	-5.47%	0	2008
	10.460531	10.659989	1.91%	0	2007
	10.254255	10.460531	2.01%	0	2006
	10.270637	10.254255	-0.16%	0	2005
	10.066869	10.270637	2.02%	0	2004
	10.000000	10.066869	0.67%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	8.962645	11.281679	25.87%	4,412	2010
	6.545147	8.962645	36.94%	0	2009
	11.063830	6.545147	-40.84%	0	2008
	9.796829	11.063830	12.93%	0	2007
	10.000000	9.796829	-2.03%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.021101	11.074247	10.51%	2,934	2010
	8.104022	10.021101	23.66%	2,934	2009
	14.762178	8.104022	-45.10%	2,934	2008
	12.879820	14.762178	14.61%	3,142	2007
	11.164941	12.879820	15.36%	3,142	2006
	9.594958	11.164941	16.36%	3,796	2005
	8.644743	9.594958	10.99%	3,992	2004
	6.172254	8.644743	40.06%	4,241	2003
	7.923128	6.172254	-22.10%	5,977	2002
	10.292010	7.923128	-23.02%	1,411	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.477310	13.790680	1052.61%	1,854	2010
	10.086167	12.477310	23.71%	2,032	2009
	18.377070	10.086167	-45.12%	3,533	2008
	16.031254	18.377070	14.63%	5,266	2007
	13.896449	16.031254	15.36%	5,402	2006
	11.947091	13.896449	16.32%	5,061	2005
	10.763107	11.947091	11.00%	3,728	2004
	7.682181	10.763107	40.10%	4,027	2003
	10.000000	7.682181	-23.18%	4,111	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.012465	13.619716	2367.55%	0	2010
	7.154014	11.012465	53.93%	1,340	2009
	14.983218	7.154014	-52.25%	1,313	2008
	14.509632	14.983218	3.26%	1,266	2007
	12.767144	14.509632	13.65%	1,547	2006
	12.728329	12.767144	0.30%	1,569	2005
	11.417557	12.728329	11.48%	1,430	2004
	7.398393	11.417557	54.32%	1,569	2003
	10.000000	7.398393	-26.02%	600	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.230415	11.273453	1019.55%	0	2010
	7.714445	10.230415	32.61%	0	2009
	11.213757	7.714445	-31.21%	0	2008
	11.052167	11.213757	1.46%	0	2007
	10.000000	11.052167	10.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	7.974301	10.000102	25.40%	0	2010
	6.313079	7.974301	26.31%	0	2009
	9.637355	6.313079	-34.49%	0	2008
	10.095671	9.637355	-4.54%	0	2007
	10.000000	10.095671	0.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.353912	9.008016	7.83%	0	2010
	6.557922	8.353912	27.39%	0	2009
	10.000000	6.557922	-34.42%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.429904	11.987213	1493.12%	194	2010
	6.177452	10.429904	68.84%	194	2009
	13.346764	6.177452	-53.72%	0	2008
	10.605141	13.346764	25.85%	0	2007
	10.000000	10.605141	6.05%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.529818	10.103873	6.02%	0	2010
	7.102305	9.529818	34.18%	0	2009
	12.183609	7.102305	-41.71%	0	2008
	10.792161	12.183609	12.89%	0	2007
	10.000000	10.792161	7.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.597042	15.210259	1186.45%	231	2010
	11.713936	13.597042	16.08%	231	2009
	11.277465	11.713936	3.87%	108	2008
	10.386573	11.277465	8.58%	0	2007
	10.000000	10.386573	3.87%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.266832	9.314475	12.67%	0	2010
	7.002069	8.266832	18.06%	0	2009
	12.479402	7.002069	-43.89%	0	2008
	11.421586	12.479402	9.26%	0	2007
	11.010792	11.421586	3.73%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.361024	12.005113	1586.80%	57	2010
	7.461133	10.361024	38.87%	57	2009
	14.430073	7.461133	-48.29%	57	2008
	13.348441	14.430073	8.10%	0	2007
	11.739472	13.348441	13.71%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.528147	20.755721	628.62%	1,452	2010
	15.967834	19.528147	22.30%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.399844	8.747446	4.14%	940	2010
	5.882077	8.399844	42.80%	6,909	2009
	10.800350	5.882077	-45.54%	6,986	2008
	8.083227	10.800350	33.61%	9,000	2007
	7.574085	8.083227	6.72%	10,581	2006
	6.880030	7.574085	10.09%	12,415	2005
	5.963253	6.880030	15.37%	13,307	2004
	5.071211	5.963253	17.59%	15,233	2003
	6.167860	5.071211	-17.78%	20,046	2002
	8.069120	6.167860	-23.56%	6,892	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.541708	14.055561	2178.06%	213	2010
	7.512232	11.541708	53.64%	213	2009
	13.691778	7.512232	-45.13%	213	2008
	11.499708	13.691778	19.06%	566	2007
	10.892844	11.499708	5.57%	566	2006
	10.003958	10.892844	8.89%	566	2005
	10.144265	10.003958	-1.38%	869	2004
	7.049473	10.144265	43.90%	1,006	2003
	10.000000	7.049473	-29.51%	656	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.703644	4.505956	21.66%	1,037	2010
	2.413657	3.703644	53.45%	1,037	2009
	4.405086	2.413657	-45.21%	1,037	2008
	3.701531	4.405086	19.01%	3,002	2007
	3.509816	3.701531	5.46%	3,002	2006
	3.216948	3.509816	9.10%	3,003	2005
	3.270799	3.216948	-1.65%	4,473	2004
	2.283163	3.270799	43.26%	8,684	2003
	3.952480	2.283163	-42.23%	11,482	2002
	6.448594	3.952480	-38.71%	8,733	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.320576	27.294238	2228.29%	2,734	2010
	12.744835	22.320576	75.13%	2,750	2009
	27.270190	12.744835	-53.26%	2,776	2008
	21.774036	27.270190	25.24%	2,743	2007
	15.175734	21.774036	43.48%	1,760	2006
	11.752892	15.175734	29.12%	329	2005
	10.123089	11.752892	16.10%	354	2004
	7.692915	10.123089	31.59%	381	2003
	10.000000	7.692915	-23.07%	533	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	12.757117	15.598174	2227.04%	1,786	2010
	7.284215	12.757117	75.13%	7,915	2009
	15.592266	7.284215	-53.28%	7,915	2008
	12.455029	15.592266	25.19%	10,161	2007
	8.684672	12.455029	43.41%	11,687	2006
	6.729816	8.684672	29.05%	13,100	2005
	5.797749	6.729816	16.08%	13,922	2004
	4.406372	5.797749	31.58%	14,452	2003
	6.068862	4.406372	-27.39%	19,051	2002
	8.105491	6.068862	-25.13%	8,303	2001*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.201705	13.525017	2074.07%	4,240	2010
	9.040208	11.201705	23.91%	4,240	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.531909	12.543393	877.12%	0	2010
	9.629397	11.531909	19.76%	0	2009
	14.639860	9.629397	-34.22%	0	2008
	13.914350	14.639860	5.21%	0	2007
	11.805572	13.914350	17.86%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.684664	6.85%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.535164	9.818249	2.97%	0	2010
	8.603081	9.535164	10.83%	0	2009
	10.161177	8.603081	-15.33%	0	2008
	9.917761	10.161177	2.45%	0	2007
	9.731335	9.917761	1.92%	0	2006
	9.808073	9.731335	-0.78%	0	2005
	9.951175	9.808073	-1.44%	6,351	2004
	10.000000	9.951175	-0.49%	1,653	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.465140	11.072533	16.98%	0	2010
	7.884137	9.465140	20.05%	0	2009
	13.319541	7.884137	-40.81%	0	2008
	13.551102	13.319541	-1.71%	0	2007
	13.163790	13.551102	2.94%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.443480	12.548331	2015.47%	0	2010
	8.125014	10.443480	28.53%	0	2009
	13.719597	8.125014	-40.78%	0	2008
	13.037326	13.719597	5.23%	0	2007
	11.723327	13.037326	11.21%	0	2006
	11.217069	11.723327	4.51%	0	2005
	10.000000	11.217069	12.17%	154	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.626753	5.396019	16.63%	0	2010
	3.544436	4.626753	30.54%	0	2009
	5.913085	3.544436	-40.06%	0	2008
	5.058202	5.913085	16.90%	0	2007
	4.871231	5.058202	3.84%	0	2006
	4.676487	4.871231	4.16%	0	2005
	4.421055	4.676487	5.78%	0	2004
	3.405447	4.421055	29.82%	0	2003
	4.885325	3.405447	-30.29%	0	2002
	6.952067	4.885325	-29.73%	0	2001*

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.379408	13.737383	1096.96%	9,204	2010
	10.000000	12.379408	23.79%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.950048	9.805182	9.55%	15,617	2010
	7.415149	8.950048	20.70%	1,015	2009
	10.797061	7.415149	-31.32%	1,015	2008
	10.402421	10.797061	3.79%	496	2007
	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.110557	10.480500	365.90%	279	2010
	9.217980	10.110557	9.68%	279	2009
	10.457773	9.217980	-11.86%	120	2008
	10.384612	10.457773	0.70%	0	2007
	10.000000	10.384612	3.85%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.929560	10.808710	8.85%	0	2010
	7.169940	9.929560	38.49%	0	2009
	11.947796	7.169940	-39.99%	0	2008
	10.683364	11.947796	11.84%	1,202	2007
	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.274989	9.565490	15.60%	0	2010
	6.096694	8.274989	35.73%	0	2009
	11.175007	6.096694	-45.44%	0	2008
	10.212629	11.175007	9.42%	0	2007
	10.000000	10.212629	2.13%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.545396	8.189432	8.54%	0	2010
	5.903354	7.545396	27.82%	0	2009
	9.746269	5.903354	-39.43%	0	2008
	10.000000	9.746269	-2.54%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.591881	13.934927	1066.60%	759	2010
	8.818504	12.591881	42.79%	816	2009
	12.521823	8.818504	-29.57%	906	2008
	12.415842	12.521823	0.85%	1,450	2007
	11.477315	12.415842	8.18%	1,523	2006
	11.461933	11.477315	0.13%	2,428	2005
	10.644927	11.461933	7.68%	2,824	2004
	8.901664	10.644927	19.58%	6,487	2003
	8.817499	8.901664	0.95%	6,387	2002
	8.652194	8.817499	1.91%	3,246	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.387549	12.602795	1067.17%	119	2010
	7.970615	11.387549	42.87%	121	2009
	11.334958	7.970615	-29.68%	136	2008
	11.235365	11.334958	0.89%	131	2007
	10.386510	11.235365	8.17%	132	2006
	10.000000	10.386510	3.87%	131	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.637902	8.635830	13.07%	2,575	2010
	5.105704	7.637902	49.60%	3,298	2009
	10.000000	5.105704	-48.94%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.830477	9.464268	20.86%	0	2010
	6.087100	7.830477	28.64%	0	2009
	10.000000	6.087100	-39.13%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.812308	9.440831	20.85%	0	2010
	6.085201	7.812308	28.38%	0	2009
	10.000000	6.085201	-39.15%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	7.983421	8.975670	12.43%	0	2010
	6.318315	7.983421	26.35%	0	2009
	10.000000	6.318315	-36.82%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.223900	9.959791	7.98%	0	2010
	7.871204	9.223900	17.19%	0	2009
	10.000000	7.871204	-21.29%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.686563	9.548087	9.92%	0	2010
	7.153399	8.686563	21.43%	0	2009
	10.000000	7.153399	-28.47%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.964165	10.407724	4.45%	0	2010
	9.014543	9.964165	10.53%	0	2009
	10.000000	9.014543	-9.85%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.955653	9.754667	8.92%	0	2010
	7.509050	8.955653	19.26%	0	2009
	10.000000	7.509050	-24.91%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.408744	9.318567	10.82%	0	2010
	6.792527	8.408744	23.79%	0	2009
	10.000000	6.792527	-32.07%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.493792	10.123792	6.64%	0	2010
	8.248893	9.493792	15.09%	0	2009
	10.000000	8.248893	-17.51%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.425092	10.915246	470.17%	0	2010
	9.798799	10.425092	6.39%	0	2009
	10.000000	9.798799	-2.01%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.383519	10.843428	442.92%	0	2010
	9.777090	10.383519	6.20%	0	2009
	10.000000	9.777090	-2.23%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	20.714473	23.536301	1362.25%	0	2010
	12.969062	20.714473	59.72%	0	2009
	31.397914	12.969062	-58.69%	0	2008
	22.054946	31.397914	42.36%	0	2007
	16.493390	22.054946	33.72%	0	2006
	12.713638	16.493390	29.73%	0	2005
	10.766220	12.713638	18.09%	0	2004
	6.660810	10.766220	61.64%	0	2003
	8.034443	6.660810	-17.10%	0	2002
	8.665651	8.034443	-7.28%	0	2001*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.168812	26.333821	1366.06%	2,273	2010
	14.490549	23.168812	59.89%	2,273	2009
	35.137800	14.490549	-58.76%	2,398	2008
	24.687179	35.137800	42.33%	3,751	2007
	18.471789	24.687179	33.65%	3,652	2006
	14.236749	18.471789	29.75%	2,468	2005
	12.054715	14.236749	18.10%	208	2004
	7.459964	12.054715	61.59%	73	2003
	10.000000	7.459964	-25.40%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.863022	14.206388	247.68%	3,187	2010
	13.803730	13.863022	0.43%	4,214	2009
	13.102704	13.803730	5.35%	3,971	2008
	12.503923	13.102704	4.79%	5,144	2007
	12.371062	12.503923	1.07%	5,603	2006
	12.248814	12.371062	1.00%	6,487	2005
	12.128686	12.248814	0.99%	6,635	2004
	12.158343	12.128686	-0.24%	15,186	2003
	11.201435	12.158343	8.54%	14,437	2002
	10.679917	11.201435	4.88%	10,795	2001*

NVIT NVIT International Equity Fund: Class I - Q/NQ	9.727222	10.777854	10.80%	0	2010
	7.667186	9.727222	26.87%	0	2009
	14.533790	7.667186	-47.25%	0	2008
	11.689259	14.533790	24.33%	0	2007
	8.988342	11.689259	30.05%	0	2006
	7.057732	8.988342	27.35%	0	2005
	6.319464	7.057732	11.68%	0	2004
	4.764292	6.319464	32.64%	0	2003
	6.418930	4.764292	-25.78%	0	2002
	9.200325	6.418930	-30.23%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.742482	17.439588	1078.04%	2,931	2010
	12.413380	15.742482	26.82%	2,931	2009
	23.523222	12.413380	-47.23%	2,931	2008
	18.918849	23.523222	24.34%	5,316	2007
	14.549040	18.918849	30.04%	4,067	2006
	11.427124	14.549040	27.32%	0	2005
	10.217597	11.427124	11.84%	0	2004
	7.719631	10.217597	32.36%	0	2003
	10.000000	7.719631	-22.80%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.088902	8.496374	5.04%	0	2010
	6.431015	8.088902	25.78%	0	2009
	11.555148	6.431015	-44.35%	348	2008
	10.802306	11.555148	6.97%	348	2007
	10.000000	10.802306	8.02%	348	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.275573	12.640935	1210.90%	7,781	2010
	9.063460	11.275573	24.41%	7,781	2009
	14.674212	9.063460	-38.24%	7,781	2008
	14.162292	14.674212	3.61%	15,009	2007
	12.389980	14.162292	14.30%	7,781	2006
	11.736943	12.389980	5.56%	7,782	2005
	10.524667	11.736943	11.52%	65,682	2004
	8.160577	10.524667	28.97%	45,921	2003
	10.000000	8.160577	-18.39%	17,097	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.468700	12.317334	739.96%	0	2010
	10.000000	11.468700	14.69%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.024686	13.175134	956.74%	0	2010
	10.000000	12.024686	20.25%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.272269	11.673957	356.35%	37,410	2010
	10.565944	11.272269	6.68%	0	2009
	11.496047	10.565944	-8.09%	0	2008
	11.155745	11.496047	3.05%	0	2007
	10.743737	11.155745	3.83%	0	2006
	10.633118	10.743737	1.04%	0	2005
	10.388956	10.633118	2.35%	35,311	2004
	9.844280	10.388956	5.53%	38,879	2003
	10.000000	9.844280	-1.56%	36,403	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.426058	12.394401	847.49%	0	2010
	9.806543	11.426058	16.51%	0	2009
	13.055741	9.806543	-24.89%	7,561	2008
	12.635905	13.055741	3.32%	0	2007
	11.602141	12.635905	8.91%	6,923	2006
	11.260586	11.602141	3.03%	6,923	2005
	10.511469	11.260586	7.13%	291,561	2004
	8.952638	10.511469	17.41%	280,231	2003
	10.000000	8.952638	-10.47%	82,019	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.485760	12.674949	1035.36%	0	2010
	9.441190	11.485760	21.66%	29,706	2009
	14.070907	9.441190	-32.90%	30,292	2008
	13.555454	14.070907	3.80%	32,031	2007
	12.100071	13.555454	12.03%	30,022	2006
	11.554315	12.100071	4.72%	40,423	2005
	10.539613	11.554315	9.63%	185,981	2004
	8.509285	10.539613	23.86%	235,385	2003
	10.000000	8.509285	-14.91%	56,432	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.494305	12.198921	613.01%	0	2010
	10.258994	11.494305	12.04%	0	2009
	12.347458	10.258994	-16.91%	0	2008
	11.927822	12.347458	3.52%	0	2007
	11.247978	11.927822	6.04%	0	2006
	11.006534	11.247978	2.19%	0	2005
	10.502231	11.006534	4.80%	160,779	2004
	9.444587	10.502231	11.20%	178,115	2003
	10.000000	9.444587	-5.55%	9,120	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.779485	19.476305	2342.80%	6,010	2010
	11.798022	15.779485	33.75%	9,038	2009
	18.987431	11.798022	-37.86%	9,165	2008
	18.052218	18.987431	5.18%	12,803	2007
	16.796167	18.052218	7.48%	13,016	2006
	15.319315	16.796167	9.64%	11,491	2005
	13.534578	15.319315	13.19%	12,716	2004
	10.277402	13.534578	31.69%	13,281	2003
	12.407725	10.277402	-17.17%	12,945	2002
	12.856503	12.407725	-3.49%	4,288	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.547730	10.315697	-219.98%	8,591	2010
	10.780474	10.547730	-2.16%	46,129	2009
	10.801157	10.780474	-0.19%	62,424	2008
	10.540307	10.801157	2.47%	10,355	2007
	10.309696	10.540307	2.24%	36,171	2006
	10.267038	10.309696	0.42%	34,027	2005
	10.413500	10.267038	-1.41%	45,178	2004
	10.581548	10.413500	-1.59%	59,044	2003
	10.690073	10.581548	-1.02%	73,805	2002
	10.551662	10.690073	1.31%	27,635	2001*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.834262	13.880944	815.54%	989	2010
	10.550599	12.834262	21.64%	3,960	2009
	13.043358	10.550599	-19.11%	4,079	2008
	12.748732	13.043358	2.31%	4,180	2007
	12.433153	12.748732	2.54%	4,047	2006
	12.440836	12.433153	-0.06%	3,799	2005
	11.940484	12.440836	4.19%	42,307	2004
	10.889602	11.940484	9.65%	42,667	2003
	10.385975	10.889602	4.85%	22,426	2002
	10.193887	10.385975	1.88%	3,062	2001*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.073761	9.004665	11.53%	3,563	2010
	6.049680	8.073761	33.46%	6,718	2009
	10.000000	6.049680	-39.50%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.228697	14.766524	377.99%	2,588	2010
	11.205365	14.228697	26.98%	2,588	2009
	21.350365	11.205365	-47.52%	2,588	2008
	21.211573	21.350365	0.65%	2,956	2007
	17.668354	21.211573	20.05%	3,041	2006
	16.121390	17.668354	9.60%	3,179	2005
	13.706741	16.121390	17.62%	2,303	2004
	10.000000	13.706741	37.07%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.958679	8.991007	12.97%	2,990	2010
	6.270513	7.958679	26.92%	591	2009
	10.000000	6.270513	-37.29%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.360058	3.60%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.794044	8.594269	10.27%	0	2010
	6.254822	7.794044	24.61%	0	2009
	10.000000	6.254822	-37.45%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.691865	9.540351	24.03%	16,586	2010
	6.186904	7.691865	24.32%	18,159	2009
	10.000000	6.186904	-38.13%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.495635	9.940108	17.00%	2,790	2010
	6.658061	8.495635	27.60%	3,321	2009
	10.000000	6.658061	-33.42%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.266672	12.596266	2269.08%	3,237	2010
	8.235950	10.266672	24.66%	4,119	2009
	15.717907	8.235950	-47.60%	4,076	2008
	14.645439	15.717907	7.32%	5,144	2007
	14.508796	14.645439	0.94%	5,817	2006
	13.723755	14.508796	5.72%	6,332	2005
	12.372523	13.723755	10.92%	7,461	2004
	9.421976	12.372523	31.32%	7,498	2003
	14.441772	9.421976	-34.76%	7,706	2002
	16.564493	14.441772	-12.81%	272	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.195450	21.291755	2382.20%	4,067	2010
	13.930430	17.195450	23.44%	4,384	2009
	20.994710	13.930430	-33.65%	4,359	2008
	23.059585	20.994710	-8.95%	7,636	2007
	20.100696	23.059585	14.72%	8,066	2006
	19.938786	20.100696	0.81%	11,244	2005
	17.380579	19.938786	14.72%	17,952	2004
	11.329505	17.380579	53.41%	16,495	2003
	15.905177	11.329505	-28.77%	19,673	2002
	12.679678	15.905177	25.44%	8,057	2001*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	16.998540	20.834303	2256.52%	400	2010
	12.903236	16.998540	31.74%	1,121	2009
	21.345940	12.903236	-39.55%	2,404	2008
	21.373134	21.345940	-0.13%	3,708	2007
	19.504567	21.373134	9.58%	3,756	2006
	17.754986	19.504567	9.85%	4,176	2005
	15.252779	17.754986	16.40%	3,484	2004
	11.059519	15.252779	37.92%	7,114	2003
	13.679062	11.059519	-19.15%	4,387	2002
	14.994163	13.679062	-8.77%	2,562	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.637082	8.473768	10.96%	6,549	2010
	6.192790	7.637082	23.32%	1,126	2009
	10.834878	6.192790	-42.84%	1,126	2008
	10.241994	10.834878	5.79%	2,466	2007
	9.215792	10.241994	11.14%	2,466	2006
	8.769845	9.215792	5.09%	2,466	2005
	8.170362	8.769845	7.34%	5,093	2004
	6.551449	8.170362	24.71%	5,093	2003
	8.105635	6.551449	-19.17%	4,917	2002
	9.400269	8.105635	-13.77%	1,286	2001*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.118002	9.062776	27.32%	10,944	2010
	5.562940	7.118002	27.95%	7,401	2009
	10.000000	5.562940	-44.37%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.262637	10.279747	16.67%	227	2010
	9.796941	10.262637	4.75%	227	2009
	10.000000	9.796941	-2.03%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.344449	10.186318	9.01%	348	2010
	7.643473	9.344449	22.25%	348	2009
	14.042490	7.643473	-45.57%	348	2008
	11.976724	14.042490	17.25%	348	2007
	9.727659	11.976724	23.12%	348	2006
	8.334131	9.727659	16.72%	4,578	2005
	7.367390	8.334131	13.12%	4,578	2004
	5.536514	7.367390	33.07%	5,248	2003
	7.587757	5.536514	-27.03%	5,248	2002
	9.557425	7.587757	-20.61%	2,724	2001*

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.102991	18.627588	891.42%	108	2010
	13.990376	17.102991	22.25%	108	2009
	25.696124	13.990376	-45.55%	108	2008
	21.908299	25.696124	17.29%	1,925	2007
	17.804090	21.908299	23.05%	1,188	2006
	15.253536	17.804090	16.72%	0	2005
	13.484171	15.253536	13.12%	0	2004
	10.000000	13.484171	34.84%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.867621	13.692136	640.77%	20,066	2010
	10.000000	12.867621	28.68%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.842401	13.357126	400.80%	0	2010
	10.000000	12.842401	28.42%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.469516	8.457532	13.23%	418	2010
	5.941349	7.469516	25.72%	418	2009
	9.641992	5.941349	-38.38%	849	2008
	10.083630	9.641992	-4.38%	6,615	2007
	8.895000	10.083630	13.36%	8,641	2006
	8.723996	8.895000	1.96%	10,297	2005
	7.591688	8.723996	14.92%	1,945	2004
	5.905872	7.591688	28.54%	374	2003
	8.067350	5.905872	-26.79%	0	2002
	9.391322	8.067350	-14.10%	0	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.633242	20.000580	1342.54%	1,257	2010
	12.906444	17.633242	36.62%	1,438	2009
	22.067035	12.906444	-41.51%	1,473	2008
	21.221247	22.067035	3.99%	1,320	2007
	18.436138	21.221247	15.11%	2,604	2006
	16.485857	18.436138	11.83%	1,363	2005
	14.141920	16.485857	16.57%	32,664	2004
	10.000000	14.141920	41.42%	29,464	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.804180	12.253678	1341.61%	1,427	2010
	7.903754	10.804180	36.70%	1,432	2009
	13.512292	7.903754	-41.51%	2,587	2008
	12.996648	13.512292	3.97%	3,425	2007
	11.290616	12.996648	15.11%	3,787	2006
	10.098870	11.290616	11.80%	3,795	2005
	8.665362	10.098870	16.54%	5,551	2004
	6.194920	8.665362	39.88%	5,848	2003
	8.135212	6.194920	-23.85%	6,615	2002
	9.458032	8.135212	-13.99%	7,742	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.435715	2.731974	12.16%	185	2010
	1.964846	2.435715	23.96%	185	2009
	9.518385	1.964846	-79.36%	185	2008
	10.000000	9.518385	-4.82%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.610203	2.930950	12.29%	0	2010
	2.129718	2.610203	22.56%	0	2009
	10.211061	2.129718	-79.14%	0	2008
	10.452662	10.211061	-2.31%	0	2007
	10.000000	10.452662	4.53%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	7.980089	9.061844	13.56%	3,941	2010
	6.360525	7.980089	25.46%	8,100	2009
	10.570308	6.360525	-39.83%	8,100	2008
	10.351457	10.570308	2.11%	8,401	2007
	9.201145	10.351457	12.50%	9,013	2006
	8.876997	9.201145	3.65%	12,189	2005
	8.292232	8.876997	7.05%	20,587	2004
	6.690842	8.292232	23.93%	28,321	2003
	8.425292	6.690842	-20.59%	37,431	2002
	9.590436	8.425292	-12.15%	18,017	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.839168	9.461389	20.69%	0	2010
	5.842436	7.839168	34.18%	0	2009
	9.609304	5.842436	-39.20%	0	2008
	9.947032	9.609304	-3.40%	0	2007
	10.000000	9.947032	-0.53%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.056151	8.796462	24.66%	3,899	2010
	5.440766	7.056151	29.69%	3,899	2009
	10.923198	5.440766	-50.19%	7,265	2008
	10.505043	10.923198	3.98%	8,802	2007
	10.432419	10.505043	0.70%	8,802	2006
	9.495781	10.432419	9.86%	10,225	2005
	8.106165	9.495781	17.14%	10,605	2004
	6.599464	8.106165	22.83%	10,607	2003
	9.345324	6.599464	-29.38%	10,602	2002
	13.905014	9.345324	-32.79%	1,338	2001*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.804504	11.557154	696.61%	0	2010
	10.000000	10.804504	8.05%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.883488	11.196028	287.17%	14,617	2010
	10.000000	10.883488	8.83%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.480715	4.81%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.047962	10.529078	4.79%	0	2010
	9.370189	10.047962	7.23%	0	2009
	10.669846	9.370189	-12.18%	0	2008
	10.346901	10.669846	3.12%	0	2007
	10.000000	10.346901	3.47%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	24.735120	26.548586	733.15%	0	2010
	19.423520	24.735120	27.35%	0	2009
	23.359018	19.423520	-16.85%	0	2008
	22.422608	23.359018	4.18%	1,579	2007
	20.689585	22.422608	8.38%	1,579	2006
	18.844947	20.689585	9.79%	1,579	2005
	17.507218	18.844947	7.64%	1,579	2004
	13.999772	17.507218	25.05%	2,569	2003
	13.106031	13.999772	6.82%	2,569	2002
	12.173002	13.106031	7.66%	728	2001*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.365804	26.510005	2407.68%	0	2010
	10.237225	21.365804	108.71%	0	2009
	29.698218	10.237225	-65.53%	0	2008
	22.076275	29.698218	34.53%	0	2007
	16.176117	22.076275	36.47%	0	2006
	12.542241	16.176117	28.97%	0	2005
	10.000000	12.542241	25.42%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	25.466956	31.592570	2405.32%	1,061	2010
	12.214727	25.466956	108.49%	1,061	2009
	35.464292	12.214727	-65.56%	1,061	2008
	26.353137	35.464292	34.57%	1,061	2007
	19.315823	26.353137	36.43%	1,061	2006
	14.961568	19.315823	29.10%	1,060	2005
	12.151788	14.961568	23.12%	1,060	2004
	8.058096	12.151788	50.80%	1,060	2003
	8.485820	8.058096	-5.04%	1,060	2002
	8.838136	8.485820	-3.99%	928	2001*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	25.866132	32.698611	2641.48%	1,641	2010
	16.779683	25.866132	54.15%	1,641	2009
	31.831716	16.779683	-47.29%	1,568	2008
	22.398641	31.831716	42.11%	1,568	2007
	18.388896	22.398641	21.81%	1,568	2006
	12.400273	18.388896	48.29%	0	2005
	10.000000	12.400273	24.00%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	32.362732	40.904887	2639.50%	116	2010
	21.005424	32.362732	54.07%	116	2009
	39.868718	21.005424	-47.31%	116	2008
	28.048427	39.868718	42.14%	116	2007
	23.035585	28.048427	21.76%	116	2006
	15.528066	23.035585	48.35%	116	2005
	12.780575	15.528066	21.50%	116	2004
	9.025587	12.780575	41.60%	116	2003
	9.497863	9.025587	-4.97%	116	2002
	10.845725	9.497863	-12.43%	0	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.814546	10.783677	9.87%	0	2010
	7.898012	9.814546	24.27%	0	2009
	12.997934	7.898012	-39.24%	0	2008
	12.088802	12.997934	7.52%	0	2007
	10.872485	12.088802	11.19%	0	2006
	10.222262	10.872485	6.36%	0	2005
	9.530925	10.222262	7.25%	0	2004
	7.220212	9.530925	32.00%	0	2003
	9.643755	7.220212	-25.13%	0	2002
	9.830796	9.643755	-1.90%	0	2001*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.387093	12.572109	2103.59%	0	2010
	7.188964	10.387093	44.49%	0	2009

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

2

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Capital Manager Equity VIF (BBCMAG)
109,591 shares (cost $889,789)	$732,067
Large Cap VIF (BBGI)
152,315 shares (cost $1,639,035)	1,280,969
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2,047,844 shares (cost $27,807,899)	29,673,261
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)
168,822 shares (cost $982,319)	1,109,158
U.S. Equity Flex I Portfolio (WSCP)
335,743 shares (cost $3,865,834)	4,784,332
VA International Equity Fund (HVIE)
340 shares (cost $4,879)	4,922
VA Situs Fund (HVSIT)
1,022 shares (cost $15,310)	15,314
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
1,751,577 shares (cost $7,970,968)	11,910,724
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
3,849 shares (cost $101,953)	113,234
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,458,344 shares (cost $112,546,355)	121,872,026
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2,903,750 shares (cost $12,461,579)	16,812,712
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
3,502,714 shares (cost $12,842,509)	19,825,363
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2,159,454 shares (cost $105,508,833)	121,706,804
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,440,470 shares (cost $46,140,535)	80,723,941
Investors Growth Stock Series - Service Class (MIGSC)
17,548 shares (cost $160,550)	188,812
Mid Cap Growth Series - Service Class (MMCGSC)
291,698 shares (cost $1,705,241)	1,703,518
New Discovery Series - Service Class (MNDSC)
69,976 shares (cost $874,429)	1,241,374
Value Series - Service Class (MVFSC)
2,827,042 shares (cost $33,126,730)	36,270,955
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
65,927 shares (cost $944,792)	1,017,260
Core Plus Fixed Income Portfolio - Class I (MSVFI)
367,346 shares (cost $3,691,806)	3,677,135
Core Plus Fixed Income Portfolio - Class II (MSVF2)
88,892 shares (cost $922,186)	888,035
Emerging Markets Debt Portfolio - Class I (MSEM)
1,442,346 shares (cost $11,346,584)	11,740,693
Mid Cap Growth Portfolio - Class I (MSVMG)
5,660 shares (cost $50,732)	68,596
U.S. Real Estate Portfolio - Class I (MSVRE)
86,368 shares (cost $756,541)	1,115,007
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
140,179 shares (cost $1,589,853)	1,537,762
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
12,413,785 shares (cost $173,307,178)	176,151,613
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
249,875 shares (cost $3,478,515)	3,535,733
(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
1,997,661 shares (cost $33,390,152)	34,579,508
American Funds NVIT Bond Fund - Class II (GVABD2)
2,612,733 shares (cost $26,253,696)	28,896,829
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
1,242,176 shares (cost $25,857,614)	27,116,711
American Funds NVIT Growth Fund - Class II (GVAGR2)
783,486 shares (cost $41,619,940)	42,535,431
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
360,122 shares (cost $11,487,157)	13,277,688
Federated NVIT High Income Bond Fund - Class I (HIBF)
4,923,302 shares (cost $35,643,267)	33,724,619
Federated NVIT High Income Bond Fund - Class III (HIBF3)
5,453,655 shares (cost $37,023,451)	37,303,003
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
147,737 shares (cost $1,969,296)	1,948,648
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
4,336,094 shares (cost $51,730,345)	57,106,355
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
75,753 shares (cost $759,637)	994,642
Gartmore NVIT International Equity Fund - Class I (GIG)
85,256 shares (cost $647,486)	766,456
Gartmore NVIT International Equity Fund - Class III (GIG3)
2,771,601 shares (cost $23,203,154)	24,944,413
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
6,213 shares (cost $56,216)	55,728
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
638,635 shares (cost $5,727,584)	7,203,807
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
453,970 shares (cost $5,826,856)	5,116,237
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
10,192,540 shares (cost $79,032,381)	91,223,232
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
303,797 shares (cost $2,319,124)	3,141,261
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
198 shares (cost $1,504)	2,046
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
298,775 shares (cost $2,376,911)	2,674,036
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
988,587 shares (cost $9,303,884)	10,310,965
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
595,154 shares (cost $5,245,810)	6,034,864
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
889,065 shares (cost $8,956,715)	9,290,729
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2,004,143 shares (cost $17,579,358)	20,622,631
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
825,860 shares (cost $7,057,364)	8,217,304
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
806,718 shares (cost $7,953,100)	8,478,607
NVIT Core Bond Fund - Class I (NVCBD1)
781,746 shares (cost $8,327,243)	8,231,781
NVIT Core Bond Fund - Class II (NVCBD2)
75,116 shares (cost $765,365)	789,466
NVIT Core Plus Bond Fund - Class II (NVLCP2)
341,657 shares (cost $3,831,098)	3,788,980
NVIT Fund - Class I (TRF)
13,765,527 shares (cost $133,999,641)	125,403,954
(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Fund - Class II (TRF2)
68,704 shares (cost $665,922)	623,146
NVIT Government Bond Fund - Class I (GBF)
22,282,118 shares (cost $261,414,116)	256,021,534
NVIT Government Bond Fund - Class II (GBF2)
694,570 shares (cost $8,037,813)	7,952,822
NVIT Growth Fund - Class I (CAF)
2,215,472 shares (cost $23,336,060)	30,883,678
NVIT International Index Fund - Class VIII (GVIX8)
366,268 shares (cost $2,792,344)	3,124,265
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
5,335,318 shares (cost $57,060,466)	49,511,751
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
308,643 shares (cost $3,745,110)	4,012,353
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
78,348 shares (cost $1,038,188)	1,116,458
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
5,460,000 shares (cost $54,252,553)	55,637,400
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
26,525,133 shares (cost $276,668,949)	280,105,400
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
13,358,710 shares (cost $154,460,836)	138,930,580
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
8,036,663 shares (cost $84,868,756)	83,742,028
NVIT Mid Cap Index Fund - Class I (MCIF)
6,618,709 shares (cost $114,266,920)	122,181,367
NVIT Money Market Fund - Class I (SAM)
282,442,464 shares (cost $282,442,464)	282,442,464
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,391 shares (cost $11,799)	13,635
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
6,866,387 shares (cost $52,452,178)	67,153,268
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
258 shares (cost $3,437)	2,619
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,427,739 shares (cost $19,530,109)	14,505,827
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
63,197 shares (cost $780,639)	638,922
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
3,162,246 shares (cost $28,614,482)	30,389,180
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
92,598 shares (cost $725,362)	888,012
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
1,142,139 shares (cost $10,125,701)	10,256,408
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
519,982 shares (cost $4,043,548)	4,659,039
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
10,552,678 shares (cost $78,693,021)	112,280,496
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
761,910 shares (cost $5,742,237)	8,045,774
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
7,356,871 shares (cost $61,250,084)	75,775,767
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,949,607 shares (cost $25,562,638)	30,082,429
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
33,654 shares (cost $488,605)	508,169
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
11,758,307 shares (cost $130,090,029)	122,874,311
(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
124,648 shares (cost $1,268,770)	1,285,123
NVIT Multi-Manager Small Company Fund - Class I (SCF)
6,915,863 shares (cost $137,349,397)	124,900,492
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
151,824 shares (cost $2,855,911)	2,679,686
NVIT Multi-Sector Bond Fund - Class I (MSBF)
8,204,224 shares (cost $66,538,338)	70,392,240
NVIT Short Term Bond Fund - Class II (NVSTB2)
1,553,193 shares (cost $16,011,985)	16,060,012
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
32,911,738 shares (cost $498,283,741)	499,929,296
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
850,042 shares (cost $12,835,695)	12,878,142
Templeton NVIT International Value Fund - Class III (NVTIV3)
305,314 shares (cost $3,777,044)	3,825,584
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2,709,655 shares (cost $20,016,370)	27,448,805
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
12,222,906 shares (cost $80,632,639)	105,361,449
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2,710,041 shares (cost $30,711,066)	30,352,456
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
623,780 shares (cost $6,908,107)	7,111,090
Low Duration Portfolio - Advisor Class (PMVLAD)
3,182,357 shares (cost $32,880,683)	33,223,810
V.I. Basic Balanced Fund - Series I (AVB)
21,871 shares (cost $199,290)	201,210
V.I. Basic Value Fund - Series II (AVBV2)
11,446 shares (cost $60,399)	72,569
V.I. Capital Appreciation Fund - Series I (AVCA)
4,016 shares (cost $91,993)	93,563
V.I. Capital Appreciation Fund - Series II (AVCA2)
51,392 shares (cost $889,562)	1,177,912
V.I. Capital Development Fund - Series II (AVCD2)
95,805 shares (cost $1,057,061)	1,247,385
V.I. Core Equity Fund - Series I (AVGI)
18,053 shares (cost $436,456)	487,986
V.I. Core Equity Fund - Series II (AVCE2)
30,121 shares (cost $654,382)	807,854
V.I. Global Health Care Fund - Series I (IVHS)
6,167 shares (cost $85,535)	103,044
V.I. Global Real Estate Fund - Series I (IVRE)
25,229 shares (cost $279,945)	342,605
VPS Growth and Income Portfolio - Class B (ALVGIB)
85,151 shares (cost $1,833,996)	1,448,426
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
59,389 shares (cost $1,482,096)	1,608,252
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
611,520 shares (cost $9,262,033)	10,316,346
VP Income & Growth Fund - Class I (ACVIG)
10,894,336 shares (cost $72,445,315)	65,910,732
VP Income & Growth Fund - Class II (ACVIG2)
249,903 shares (cost $1,696,298)	1,511,915
VP Inflation Protection Fund - Class II (ACVIP2)
5,945,021 shares (cost $63,065,404)	65,930,280
VP International Fund - Class I (ACVI)
250,208 shares (cost $1,861,131)	2,141,778
(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VP International Fund - Class III (ACVI3)
17,992 shares (cost $124,872)	154,012
VP Mid Cap Value Fund - Class I (ACVMV1)
783,974 shares (cost $9,093,001)	11,085,388
VP Mid Cap Value Fund - Class II (ACVMV2)
38,447 shares (cost $484,210)	543,636
VP Ultra(R) Fund - Class I (ACVU1)
26,223 shares (cost $228,934)	245,968
VP Value Fund - Class I (ACVV)
400,147 shares (cost $2,136,142)	2,344,860
VP Value Fund - Class II (ACVV2)
66 shares (cost $364)	389
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,218,205 shares (cost $20,329,070)	27,062,095
Stock Index Fund, Inc. - Initial Shares (DSIF)
11,711,669 shares (cost $310,145,744)	347,485,227
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,504,707 shares (cost $36,896,576)	44,990,742
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
3,033 shares (cost $75,877)	90,116
Appreciation Portfolio - Initial Shares (DCAP)
1,710,327 shares (cost $58,519,917)	60,613,986
Appreciation Portfolio - Service Shares (DCAPS)
46,035 shares (cost $1,597,117)	1,621,823
Developing Leaders Portfolio - Initial Shares (DSC)
3,034 shares (cost $79,439)	92,817
International Value Portfolio - Initial Shares (DVIV)
10,467 shares (cost $130,505)	117,335
Capital Appreciation Fund II - Service Shares (FCA2S)
94,927 shares (cost $547,724)	607,532
High Income Bond Fund II - Service Shares (FHIBS)
367,305 shares (cost $2,163,510)	2,571,132
Quality Bond Fund II - Primary Shares (FQB)
11,869,025 shares (cost $130,066,784)	137,087,236
Quality Bond Fund II - Service Shares (FQBS)
503,773 shares (cost $5,388,000)	5,793,395
Contrafund Portfolio - Service Class 2 (FC2)
387 shares (cost $8,547)	9,101
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
109,931 shares (cost $1,055,968)	1,076,228
VIP Fund - Contrafund Portfolio - Service Class (FCS)
562,121 shares (cost $15,054,847)	13,384,090
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
1,357,965 shares (cost $22,543,566)	27,077,823
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
13,669,030 shares (cost $319,229,482)	259,164,816
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
359,811 shares (cost $8,264,204)	6,746,462
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
888,638 shares (cost $8,670,463)	9,419,562
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
6,250 shares (cost $61,438)	65,998
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
800,669 shares (cost $7,639,035)	8,471,078
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
14,565 shares (cost $137,974)	153,662
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
497,912 shares (cost $4,664,084)	5,078,702
(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
35,675 shares (cost $377,918)	363,172
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
40,693 shares (cost $593,750)	727,994
VIP Fund - Growth Portfolio - Service Class (FGS)
4,880,713 shares (cost $144,887,369)	180,537,588
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
75,602 shares (cost $2,580,756)	2,776,095
VIP Fund - High Income Portfolio - Service Class (FHIS)
10,461,530 shares (cost $60,020,507)	57,956,875
VIP Fund - High Income Portfolio - Service Class R (FHISR)
11,630,035 shares (cost $62,971,571)	64,197,795
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
5,832,592 shares (cost $71,851,271)	74,248,895
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,630,120 shares (cost $44,619,426)	53,011,497
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
280,457 shares (cost $8,345,994)	9,011,083
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,295,826 shares (cost $22,093,003)	21,640,293
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
256,321 shares (cost $5,122,058)	4,224,172
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2,182,965 shares (cost $44,704,881)	36,411,850
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
1,602,894 shares (cost $11,866,749)	15,564,105
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,573,489 shares (cost $51,963,747)	52,959,100
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
36,054 shares (cost $664,381)	678,532
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
1,442,210 shares (cost $18,299,142)	23,435,911
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,290,328 shares (cost $11,826,352)	14,490,381
Templeton Foreign Securities Fund - Class 2 (TIF2)
2,161 shares (cost $31,750)	30,880
Templeton Foreign Securities Fund - Class 3 (TIF3)
618,458 shares (cost $7,275,882)	8,806,848
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
3,006,991 shares (cost $51,818,019)	58,576,181
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
578,430 shares (cost $4,048,324)	4,459,693
Guardian Portfolio - I Class Shares (AMGP)
10,533 shares (cost $151,573)	199,498
International Portfolio - S Class Shares (AMINS)
7 shares (cost $70)	71
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
16,395 shares (cost $300,932)	449,562
Partners Portfolio - I Class Shares (AMTP)
5,557 shares (cost $56,620)	62,624
Regency Portfolio - S Class Shares (AMRS)
247 shares (cost $2,928)	4,099
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
142,143 shares (cost $1,503,761)	1,742,672
Socially Responsive Portfolio - I Class Shares (AMSRS)
657,139 shares (cost $8,769,874)	9,765,084
Capital Appreciation Fund/VA - Service Class (OVCAFS)
39 shares (cost $1,409)	1,558
(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
84,736 shares (cost $3,326,315)	3,419,112
Global Securities Fund/VA - Class 3 (OVGS3)
3,159,967 shares (cost $94,515,895)	96,378,991
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,168,523 shares (cost $54,810,444)	65,706,258
Global Securities Fund/VA - Service Class (OVGSS)
88,560 shares (cost $2,160,306)	2,660,346
High Income Fund/VA - Class 3 (OVHI3)
1,323,683 shares (cost $2,634,125)	2,832,681
High Income Fund/VA - Non-Service Shares (OVHI)
59,188 shares (cost $443,762)	126,070
High Income Fund/VA - Service Class (OVHIS)
12,346 shares (cost $96,577)	26,421
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
5,579,445 shares (cost $105,690,822)	116,498,812
Main Street Fund(R)/VA - Service Class (OVGIS)
147,876 shares (cost $2,996,975)	3,062,516
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
525,795 shares (cost $8,304,475)	9,285,534
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
11,289 shares (cost $180,039)	197,561
MidCap Fund/VA - Non-Service Shares (OVAG)
1,424,723 shares (cost $58,497,991)	66,320,858
Strategic Bond Fund/VA - Service Class (OVSBS)
789,459 shares (cost $4,244,581)	4,484,129
Real Return Portfolio - Administrative Class (PMVRRA)
65,076 shares (cost $820,367)	855,102
Series D (Global Series) (SBLD)
23,508 shares (cost $214,882)	240,952
Series J (Mid Cap Growth Series) (SBLJ)
5,149 shares (cost $117,010)	154,714
Series N (Managed Asset Allocation Series) (SBLN)
6,902 shares (cost $120,060)	137,286
Series O (All Cap Value Series) (SBLO)
47,250 shares (cost $853,016)	1,054,630
Series P (High Yield Series) (SBLP)
15,813 shares (cost $358,776)	423,471
Series Q (Small Cap Value Series) (SBLQ)
32,581 shares (cost $875,107)	1,096,029
Series V (Mid Cap Value Series) (SBLV)
41,668 shares (cost $1,849,454)	2,407,558
Series X (Small Cap Growth Series) (SBLX)
6,203 shares (cost $94,328)	117,180
Series Y (Select 25 Series) (SBLY)
2,093 shares (cost $16,479)	20,824
Total Return Portfolio - Administrative Class (PMVTRA)
263,560 shares (cost $2,867,666)	2,920,248
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
716 shares (cost $15,254)	11,627
Capital Growth Portfolio - Class II (ACEG2)
45,303 shares (cost $1,091,853)	1,517,214
Comstock Portfolio - Class II (ACC2)
667,469 shares (cost $8,264,908)	7,789,369
Diversified Stock Fund Class A Shares (VYDS)
472,842 shares (cost $5,254,386)	4,624,391
Micro-Cap Portfolio - Investment Class (ROCMC)
87,125 shares (cost $788,346)	1,061,181
(Continued)

9

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Equity Income Portfolio - II (TREI2)
36 shares (cost $704)	725
Health Sciences Portfolio - II (TRHS2)
93,788 shares (cost $1,259,460)	1,363,685
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
1,664,145 shares (cost $16,675,172)	23,514,366
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,389,074 shares (cost $18,727,145)	19,641,506
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
1,273,683 shares (cost $36,456,658)	47,992,380
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
448,366 shares (cost $12,408,957)	16,889,952
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
24,820,106 shares (cost $219,115,664)	246,006,964
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
5,985,989 shares (cost $43,780,496)	57,393,060
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
19,740,061 shares (cost $105,034,092)	110,457,487
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
11,203,385 shares (cost $108,981,045)	133,437,922
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
3,301,470 shares (cost $22,719,791)	22,646,104
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
1,973,417 shares (cost $11,828,045)	12,619,410
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
6,259,966 shares (cost $40,288,605)	42,121,436
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
13,536,327 shares (cost $106,327,360)	140,474,590
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
24,262,034 shares (cost $77,065,834)	84,693,908
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
5,301,285 shares (cost $38,116,885)	45,108,633
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
1,144,407 shares (cost $22,332,385)	19,781,420
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
255,094 shares (cost $4,386,034)	5,641,286
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2,061,653 shares (cost $13,373,738)	17,915,972
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
29,209,018 shares (cost $29,209,018)	29,209,018
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
1,618,831 shares (cost $11,376,129)	10,487,434
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
5,009,363 shares (cost $71,795,671)	83,803,640
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
7,174,173 shares (cost $66,204,130)	75,545,481
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
572,256 shares (cost $7,929,236)	9,603,422
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
10,379,217 shares (cost $60,714,468)	62,818,135
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
15,898 shares (cost $221,133)	292,845
(Continued)

10

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
1,421,712 shares (cost $10,678,130)	11,444,783

Total Investments	$7,542,516,343

Accounts Payable	(258,543)

$7,542,257,800

Contract Owners’ Equity:
Accumulation units	7,457,794,711
Contracts in payout (annuitization) period (note 1f)	84,463,089

Total Contract Owners’ Equity (note 5)	$7,542,257,800

See accompanying notes to financial statements.

11

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	HVIE
Reinvested dividends	$117,949,073	11,189	16,952	-	312,264	1,018	7,073	-
Mortality and expense risk charges (note 2)	(86,364,917)	(10,446)	(17,201)	(937)	(241,673)	(10,288)	(49,058)	(1)

Net investment income (loss)	31,584,156	743	(249)	(937)	70,591	(9,270)	(41,985)	(1)

Realized gain (loss) on investments	(56,533,762)	(107,659)	(687,004)	(524,360)	407,938	4,440	121,503	1
Change in unrealized gain (loss) on investments	885,246,152	195,441	813,200	506,384	1,343,809	114,790	511,185	42

Net gain (loss) on investments	828,712,390	87,782	126,196	(17,976)	1,751,747	119,230	632,688	43

Reinvested capital gains	38,426,055	-	-	-	169,611	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$898,722,601	88,525	125,947	(18,913)	1,991,949	109,960	590,703	42

Investment Activity:	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2
Reinvested dividends	$-	134,133	2,842	270,062	-	-	143	593,007
Mortality and expense risk charges (note 2)	(2)	(124,036)	(1,414)	(1,420,100)	(147,605)	(196,497)	(47)	(1,278,420)

Net investment income (loss)	(2)	10,097	1,428	(1,150,038)	(147,605)	(196,497)	96	(685,413)

Realized gain (loss) on investments	53	782,473	1,409	10,793,264	316,299	805,632	894	2,409,923
Change in unrealized gain (loss) on investments	4	1,394,609	4,603	(4,098,525)	2,482,442	3,240,262	(544)	21,432,682

Net gain (loss) on investments	57	2,177,082	6,012	6,694,739	2,798,741	4,045,894	350	23,842,605

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$55	2,187,179	7,440	5,544,701	2,651,136	3,849,397	446	23,157,192

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2
Reinvested dividends	$417,230	540	-	-	485,047	-	266,103	41,050
Mortality and expense risk charges (note 2)	(852,279)	(2,326)	(29,153)	(20,890)	(421,447)	(3,132)	(58,159)	(17,497)

Net investment income (loss)	(435,049)	(1,786)	(29,153)	(20,890)	63,600	(3,132)	207,944	23,553

Realized gain (loss) on investments	9,225,218	1,972	(26,771)	(5,076)	(2,225,769)	12,252	84,494	(48,054)
Change in unrealized gain (loss) on investments	7,949,018	17,222	435,360	345,445	5,447,120	72,467	(6,107)	64,038

Net gain (loss) on investments	17,174,236	19,194	408,589	340,369	3,221,351	84,719	78,387	15,984

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,739,187	17,408	379,436	319,479	3,284,951	81,587	286,331	39,537

Investment Activity:	MSEM	MSVMG	MSVRE	NVAGF3	NVAMV1	NVAMV2	GVAAA2	GVABD2
Reinvested dividends	$534,427	-	25,152	86,212	272,080	5,809	537,275	644,996
Mortality and expense risk charges (note 2)	(145,533)	(907)	(18,136)	(14,571)	(119,490)	(4,640)	(423,232)	(369,051)

Net investment income (loss)	388,894	(907)	7,016	71,641	152,590	1,169	114,043	275,945

Realized gain (loss) on investments	(84,500)	4,401	113,371	34,192	101,418	10,180	(2,412,778)	694,437
Change in unrealized gain (loss) on investments	757,864	10,914	154,463	(44,200)	2,830,584	57,218	5,741,498	570,183

Net gain (loss) on investments	673,364	15,315	267,834	(10,008)	2,932,002	67,398	3,328,720	1,264,620

Reinvested capital gains	-	-	-	34,865	372,605	8,014	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,062,258	14,408	274,850	96,498	3,457,197	76,581	3,442,763	1,540,565

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6
Reinvested dividends	$215,052	63,843	120,585	2,997,128	2,933,453	1,073	36,549	-
Mortality and expense risk charges (note 2)	(296,530)	(443,309)	(151,905)	(399,562)	(418,071)	(21,631)	(602,763)	(19,010)

Net investment income (loss)	(81,478)	(379,466)	(31,320)	2,597,566	2,515,382	(20,558)	(566,214)	(19,010)

Realized gain (loss) on investments	(1,709,080)	(3,209,864)	(646,824)	(1,803,639)	13,861,200	(64,651)	(11,714,634)	(260,475)
Change in unrealized gain (loss) on investments	4,108,005	9,681,197	1,831,687	3,224,192	(12,613,795)	360,262	19,225,413	397,489

Net gain (loss) on investments	2,398,925	6,471,333	1,184,863	1,420,553	1,247,405	295,611	7,510,779	137,014

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,317,447	6,091,867	1,153,543	4,018,119	3,762,787	275,053	6,944,565	118,004

Investment Activity:	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3	NVNMO1
Reinvested dividends	$176	67,273	7,180	228,023	427	71,083	51,628	178,134
Mortality and expense risk charges (note 2)	(89)	(32,737)	(10,216)	(277,986)	(664)	(77,041)	(59,848)	(1,029,411)

Net investment income (loss)	87	34,536	(3,036)	(49,963)	(237)	(5,958)	(8,220)	(851,277)

Realized gain (loss) on investments	(10,224)	(1,733,405)	56,569	(5,227,492)	(3,832)	472,938	(1,368,173)	2,969,870
Change in unrealized gain (loss) on investments	9,323	1,366,564	(10,389)	7,913,535	9,569	178,383	1,844,986	2,178,031

Net gain (loss) on investments	(901)	(366,841)	46,180	2,686,043	5,737	651,321	476,813	5,147,901

Reinvested capital gains	-	-	-	-	-	-	-	7,570,839

Net increase (decrease) in contract owners’ equity resulting from operations	$(814)	(332,305)	43,144	2,636,080	5,500	645,363	468,593	11,867,463

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2
Reinvested dividends	$26,781	12	6,555	61,557	29,789	89,051	134,054	38,782
Mortality and expense risk charges (note 2)	(43,151)	(39)	(21,971)	(85,204)	(52,910)	(84,938)	(196,752)	(83,244)

Net investment income (loss)	(16,370)	(27)	(15,416)	(23,647)	(23,121)	4,113	(62,698)	(44,462)

Realized gain (loss) on investments	454,570	7	260,027	293,238	(72,225)	403,070	294,009	353,810
Change in unrealized gain (loss) on investments	302,498	374	(134,930)	387,632	596,301	(84,730)	1,497,093	511,762

Net gain (loss) on investments	757,068	381	125,097	680,870	524,076	318,340	1,791,102	865,572

Reinvested capital gains	-	-	188,921	-	204	125,034	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$740,698	354	298,602	657,223	501,159	447,487	1,728,404	821,110

Investment Activity:	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GVGF1	GVGFS
Reinvested dividends	$74,346	226,419	18,681	101,896	1,231,188	4,959	14	14,506
Mortality and expense risk charges (note 2)	(84,209)	(95,739)	(14,012)	(46,737)	(1,301,478)	(13,052)	(16)	(15,920)

Net investment income (loss)	(9,863)	130,680	4,669	55,159	(70,290)	(8,093)	(2)	(1,414)

Realized gain (loss) on investments	557,537	321,224	4,039	203,794	(4,115,477)	(60,171)	(1,713)	273,692
Change in unrealized gain (loss) on investments	(49,399)	(113,371)	15,054	(79,871)	17,958,649	137,224	1,776	(202,660)

Net gain (loss) on investments	508,138	207,853	19,093	123,923	13,843,172	77,053	63	71,032

Reinvested capital gains	13,578	81,541	7,760	89,656	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$511,853	420,074	31,522	268,738	13,772,882	68,960	61	69,618

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8	GVIDA	NVDBL2
Reinvested dividends	$8,489,402	241,552	177,439	219	39,919	60,154	819,162	36,828
Mortality and expense risk charges (note 2)	(3,233,392)	(167,620)	(296,805)	(282)	(51,379)	(31,484)	(609,278)	(29,844)

Net investment income (loss)	5,256,010	73,932	(119,366)	(63)	(11,460)	28,670	209,884	6,984

Realized gain (loss) on investments	4,949,691	44,449	1,693,588	(4,216)	(255,140)	(453,341)	(4,398,101)	39,309
Change in unrealized gain (loss) on investments	(8,988,636)	(138,379)	3,194,497	5,196	494,241	596,544	10,097,082	233,886

Net gain (loss) on investments	(4,038,945)	(93,930)	4,888,085	980	239,101	143,203	5,698,981	273,195

Reinvested capital gains	9,655,851	301,802	-	-	-	-	-	7,419

Net increase (decrease) in contract owners’ equity resulting from operations	$10,872,916	281,804	4,768,719	917	227,641	171,873	5,908,865	287,598

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	GVUSL	MCIF	SAM
Reinvested dividends	$8,733	1,367,832	5,834,010	2,681,131	1,996,533	7,656	1,460,424	502
Mortality and expense risk charges (note 2)	(8,877)	(735,731)	(3,558,959)	(1,803,893)	(1,121,156)	(21,954)	(1,341,201)	(3,968,338)

Net investment income (loss)	(144)	632,101	2,275,051	877,238	875,377	(14,298)	119,223	(3,967,836)

Realized gain (loss) on investments	16,632	(528,713)	(5,364,250)	(6,689,409)	(2,434,915)	(2,607,221)	668,115	-
Change in unrealized gain (loss) on investments	42,983	2,486,787	29,044,386	20,329,521	7,721,154	2,869,155	24,964,675	-

Net gain (loss) on investments	59,615	1,958,074	23,680,136	13,640,112	5,286,239	261,934	25,632,790	-

Reinvested capital gains	1,686	166,254	-	-	-	-	124,371	-

Net increase (decrease) in contract owners’ equity resulting from operations	$61,157	2,756,429	25,955,187	14,517,350	6,161,616	247,636	25,876,384	(3,967,836)

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVMIG1	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1
Reinvested dividends	$95	488,628	52	315,683	12,970	14,188	-	51,650
Mortality and expense risk charges (note 2)	(123)	(738,497)	(32)	(172,629)	(11,909)	(269,864)	(17,717)	(78,354)

Net investment income (loss)	(28)	(249,869)	20	143,054	1,061	(255,676)	(17,717)	(26,704)

Realized gain (loss) on investments	(970)	2,081,973	(110)	(3,812,622)	(315,994)	1,206,613	43,222	(205,887)
Change in unrealized gain (loss) on investments	1,747	5,856,229	198	4,243,150	328,212	668,604	41,508	130,707

Net gain (loss) on investments	777	7,938,202	88	430,528	12,218	1,875,217	84,730	(75,180)

Reinvested capital gains	-	-	-	-	-	1,118,211	39,440	348,076

Net increase (decrease) in contract owners’ equity resulting from operations	$749	7,688,333	108	573,582	13,279	2,737,752	106,453	246,192

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2
Reinvested dividends	$24,336	-	-	974,212	-	-	701,060	4,603
Mortality and expense risk charges (note 2)	(75,058)	(1,152,256)	(92,638)	(878,865)	(301,985)	(9,617)	(1,310,469)	(21,995)

Net investment income (loss)	(50,722)	(1,152,256)	(92,638)	95,347	(301,985)	(9,617)	(609,409)	(17,392)

Realized gain (loss) on investments	163,146	5,261,698	257,437	2,955,674	(1,319,049)	(5,150)	(9,908,916)	(210,338)
Change in unrealized gain (loss) on investments	132,358	19,775,865	1,462,680	6,142,025	7,327,167	118,205	36,677,316	482,568

Net gain (loss) on investments	295,504	25,037,563	1,720,117	9,097,699	6,008,118	113,055	26,768,400	272,230

Reinvested capital gains	207,149	-	-	3,384,013	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$451,931	23,885,307	1,627,479	12,577,059	5,706,133	103,438	26,158,991	254,838

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SCF	SCF2	MSBF	NVSTB2	GGTC	GGTC3	GVUG1	GVUGL
Reinvested dividends	$332,160	1,438	4,672,634	240,409	-	-	-	-
Mortality and expense risk charges (note 2)	(1,314,414)	(50,649)	(872,284)	(211,829)	(3,345)	(37,987)	(1,493)	(29,860)

Net investment income (loss)	(982,254)	(49,211)	3,800,350	28,580	(3,345)	(37,987)	(1,493)	(29,860)

Realized gain (loss) on investments	(14,481,957)	(435,338)	(3,154,503)	39,677	10,772	2,043,904	(73,314)	(2,198,108)
Change in unrealized gain (loss) on investments	40,966,066	1,030,722	6,246,020	152,590	16,283	(1,758,726)	86,661	2,576,510

Net gain (loss) on investments	26,484,109	595,384	3,091,517	192,267	27,055	285,178	13,347	378,402

Reinvested capital gains	-	-	-	29,857	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,501,855	546,173	6,891,867	250,704	23,710	247,191	11,854	348,542

Investment Activity:	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	AMTB	PMVFAD	PMVLAD
Reinvested dividends	$24,239	724	86,909	415,309	1,913,207	1,630,581	73,659	450,610
Mortality and expense risk charges (note 2)	(339,832)	(14,698)	(54,496)	(320,466)	(1,156,194)	(364,707)	(63,279)	(336,181)

Net investment income (loss)	(315,593)	(13,974)	32,413	94,843	757,013	1,265,874	10,380	114,429

Realized gain (loss) on investments	3,352	7,683	486,042	(804,439)	6,326,928	(1,520,958)	38,029	(1,151)
Change in unrealized gain (loss) on investments	1,595,745	41,915	(877,268)	4,346,272	10,699,688	1,473,189	347,535	819,202

Net gain (loss) on investments	1,599,097	49,598	(391,226)	3,541,833	17,026,616	(47,769)	385,564	818,051

Reinvested capital gains	142,197	3,683	536,722	-	8,019,861	-	61,485	111,657

Net increase (decrease) in contract owners’ equity resulting from operations	$1,425,701	39,307	177,909	3,636,676	25,803,490	1,218,105	457,429	1,044,137

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2	IVHS
Reinvested dividends	$4,294	248	723	5,662	-	4,131	6,604	-
Mortality and expense risk charges (note 2)	(3,001)	(944)	(1,235)	(17,763)	(17,716)	(6,153)	(17,048)	(1,212)

Net investment income (loss)	1,293	(696)	(512)	(12,101)	(17,716)	(2,022)	(10,444)	(1,212)

Realized gain (loss) on investments	(25,010)	1,164	(425)	47,087	189,048	849	(11,774)	(11,304)
Change in unrealized gain (loss) on investments	38,809	3,029	13,429	107,799	37,163	39,686	75,200	15,412

Net gain (loss) on investments	13,799	4,193	13,004	154,886	226,211	40,535	63,426	4,108

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,092	3,497	12,492	142,785	208,495	38,513	52,982	2,896

Investment Activity:	IVRE	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI
Reinvested dividends	$17,119	-	4,705	37,406	989,143	18,749	1,157,178	39,749
Mortality and expense risk charges (note 2)	(3,731)	(27,989)	(29,734)	(150,572)	(738,505)	(28,929)	(793,503)	(20,873)

Net investment income (loss)	13,388	(27,989)	(25,029)	(113,166)	250,638	(10,180)	363,675	18,876

Realized gain (loss) on investments	(62,711)	(169,440)	81,174	1,627,372	(1,500,432)	(60,331)	430,039	89,442
Change in unrealized gain (loss) on investments	101,454	349,649	57,337	(42,881)	9,073,806	232,364	1,833,868	149,839

Net gain (loss) on investments	38,743	180,209	138,511	1,584,491	7,573,374	172,033	2,263,907	239,281

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$52,131	152,220	113,482	1,471,325	7,824,012	161,853	2,627,582	258,157

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVV	ACVV2	DVSCS	DSIF
Reinvested dividends	$3,336	231,915	10,392	69	2,508,670	51,053	172,397	5,989,659
Mortality and expense risk charges (note 2)	(2,429)	(119,613)	(8,662)	(1,040)	(1,755,954)	(62,792)	(304,660)	(3,661,042)

Net investment income (loss)	907	112,302	1,730	(971)	752,716	(11,739)	(132,263)	2,328,617

Realized gain (loss) on investments	3,455	628,565	(10,687)	5,845	(40,368,903)	(941,497)	(590,013)	7,866,902
Change in unrealized gain (loss) on investments	11,279	828,738	88,017	12,279	54,692,187	1,268,133	6,113,604	32,392,551

Net gain (loss) on investments	14,734	1,457,303	77,330	18,124	14,323,284	326,636	5,523,591	40,259,453

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,641	1,569,605	79,060	17,153	15,076,000	314,897	5,391,328	42,588,070

Investment Activity:	DSRG	DSRGS	DCAP	DCAPS	DSC	DVIV	FCA2S	FALFS
Reinvested dividends	$382,816	723	1,226,515	33,207	889	4,382	4,317	3,074
Mortality and expense risk charges (note 2)	(466,537)	(1,855)	(617,592)	(30,064)	(1,230)	(2,467)	(11,888)	(729)

Net investment income (loss)	(83,721)	(1,132)	608,923	3,143	(341)	1,915	(7,571)	2,345

Realized gain (loss) on investments	1,303,082	5,071	(1,187,204)	(23,319)	(64,814)	(59,593)	39,295	(117,852)
Change in unrealized gain (loss) on investments	4,273,277	6,784	7,903,281	216,900	93,355	59,025	23,346	121,201

Net gain (loss) on investments	5,576,359	11,855	6,716,077	193,581	28,541	(568)	62,641	3,349

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,492,638	10,723	7,325,000	196,724	28,200	1,347	55,070	5,694

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FHIBS	FVMOS	FQB	FQBS	FC2	FVSS2	FCS	FNRS2
Reinvested dividends	$267,448	80,662	7,664,996	325,142	5,651	2,871	316,198	83,828
Mortality and expense risk charges (note 2)	(55,589)	(6,049)	(1,715,279)	(119,664)	(181,217)	(20,665)	(3,874,141)	(270,124)

Net investment income (loss)	211,859	74,613	5,949,717	205,478	(175,566)	(17,794)	(3,557,943)	(186,296)

Realized gain (loss) on investments	(185,299)	(136,793)	(1,515,432)	(57,150)	(2,399,028)	(222,251)	(67,722,185)	(4,634,838)
Change in unrealized gain (loss) on investments	314,327	87,939	6,203,379	257,906	3,800,265	466,766	118,538,242	8,440,692

Net gain (loss) on investments	129,028	(48,854)	4,687,947	200,756	1,401,237	244,515	50,816,057	3,805,854

Reinvested capital gains	-	-	-	-	4	-	5,574	-

Net increase (decrease) in contract owners’ equity resulting from operations	$340,887	25,759	10,637,664	406,234	1,225,675	226,721	47,263,688	3,619,558

Investment Activity:	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$4,216,470	102,081	184,566	1,224	166,573	2,888	90,487	6,042
Mortality and expense risk charges (note 2)	(2,880,314)	(125,031)	(100,651)	(1,241)	(80,946)	(2,780)	(39,839)	(5,386)

Net investment income (loss)	1,336,156	(22,950)	83,915	(17)	85,627	108	50,648	656

Realized gain (loss) on investments	(13,265,659)	(577,910)	(334,601)	(1,204)	(265,707)	(3,640)	(331,622)	(22,435)
Change in unrealized gain (loss) on investments	44,718,030	1,397,027	1,076,956	6,728	1,057,117	19,341	768,262	64,392

Net gain (loss) on investments	31,452,371	819,117	742,355	5,524	791,410	15,701	436,640	41,957

Reinvested capital gains	-	-	164,953	1,215	59,649	1,174	32,443	2,627

Net increase (decrease) in contract owners’ equity resulting from operations	$32,788,527	796,167	991,223	6,722	936,686	16,983	519,731	45,240

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FGOS	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2
Reinvested dividends	$620	282,489	761	4,352,639	4,765,188	2,636,360	122,958	9,869
Mortality and expense risk charges (note 2)	(225,257)	(1,813,762)	(49,368)	(666,862)	(553,710)	(926,225)	(474,144)	(164,449)

Net investment income (loss)	(224,637)	(1,531,273)	(48,607)	3,685,777	4,211,478	1,710,135	(351,186)	(154,580)

Realized gain (loss) on investments	4,288,142	8,031,789	79,074	(2,488,184)	7,385,023	1,262,221	(2,007,535)	(435,506)
Change in unrealized gain (loss) on investments	603,836	27,213,484	482,723	5,975,252	(5,627,418)	1,384,792	12,405,724	2,606,641

Net gain (loss) on investments	4,891,978	35,245,273	561,797	3,487,068	1,757,605	2,647,013	10,398,189	2,171,135

Reinvested capital gains	-	554,337	8,857	-	-	823,517	138,430	28,966

Net increase (decrease) in contract owners’ equity resulting from operations	$4,667,341	34,268,337	522,047	7,172,845	5,969,083	5,180,665	10,185,433	2,045,521

Investment Activity:	FOS	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3
Reinvested dividends	$263,999	46,903	445,159	62,044	3,312,204	10,691	149,506	175,723
Mortality and expense risk charges (note 2)	(227,067)	(81,621)	(414,526)	(179,867)	(596,904)	(9,940)	(204,873)	(147,621)

Net investment income (loss)	36,932	(34,718)	30,633	(117,823)	2,715,300	751	(55,367)	28,102

Realized gain (loss) on investments	225,391	(334,369)	(3,433,701)	683,837	(3,344,936)	(4,387)	(18,937)	1,281,542
Change in unrealized gain (loss) on investments	1,925,014	691,385	6,910,124	2,514,617	6,055,740	115,813	4,240,044	588,045

Net gain (loss) on investments	2,150,405	357,016	3,476,423	3,198,454	2,710,804	111,426	4,221,107	1,869,587

Reinvested capital gains	38,823	7,606	65,465	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,226,160	329,904	3,572,521	3,080,631	5,426,104	112,177	4,165,740	1,897,689

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	TIF2	TIF3	FTVGI3	FTVFA2	AMGP	AMINS	AMCG	AMTP
Reinvested dividends	$538	136,601	717,858	90,277	1,201	-	-	3,356
Mortality and expense risk charges (note 2)	(369)	(106,598)	(605,659)	(49,212)	(4,793)	-	(6,543)	(7,263)

Net investment income (loss)	169	30,003	112,199	41,065	(3,592)	-	(6,543)	(3,907)

Realized gain (loss) on investments	(24)	(723,139)	886,022	290,145	31,150	90	(20,163)	23,859
Change in unrealized gain (loss) on investments	1,658	1,051,148	5,253,681	3,710	17,173	(155)	123,210	482

Net gain (loss) on investments	1,634	328,009	6,139,703	293,855	48,323	(65)	103,047	24,341

Reinvested capital gains	-	-	130,740	339	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,803	358,012	6,382,642	335,259	44,731	(65)	96,504	20,434

Investment Activity:	AMRS	AMFAS	AMSRS	OVCAFS	OVGR	OVGS3	OVGS	OVGSS
Reinvested dividends	$12	-	1,394	-	241,607	1,426,051	988,785	36,533
Mortality and expense risk charges (note 2)	(50)	(18,315)	(50,819)	(52,118)	(1,396,157)	(1,120,261)	(759,179)	(51,559)

Net investment income (loss)	(38)	(18,315)	(49,425)	(52,118)	(1,154,550)	305,790	229,606	(15,026)

Realized gain (loss) on investments	180	115,209	(921,657)	499,905	32,859,974	440,510	5,468,830	354,292
Change in unrealized gain (loss) on investments	703	84,375	1,817,749	(297,601)	(23,460,400)	12,003,076	3,094,202	(1,021)

Net gain (loss) on investments	883	199,584	896,092	202,304	9,399,574	12,443,586	8,563,032	353,271

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$845	181,269	846,667	150,186	8,245,024	12,749,376	8,792,638	338,245

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	OVHI3	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$128,447	7,755	1,548	1,326,230	27,989	55,246	753	-
Mortality and expense risk charges (note 2)	(24,023)	(1,448)	(325)	(1,299,679)	(52,838)	(101,015)	(2,274)	(632,528)

Net investment income (loss)	104,424	6,307	1,223	26,551	(24,849)	(45,769)	(1,521)	(632,528)

Realized gain (loss) on investments	312,340	(45,261)	(9,833)	3,993,309	58,379	2,136,446	(827)	538,121
Change in unrealized gain (loss) on investments	(141,364)	54,934	11,763	11,592,779	353,557	(370,019)	38,173	13,595,269

Net gain (loss) on investments	170,976	9,673	1,930	15,586,088	411,936	1,766,427	37,346	14,133,390

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$275,400	15,980	3,153	15,612,639	387,087	1,720,658	35,825	13,500,862

Investment Activity:	OVSBS	PMVRRA	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ
Reinvested dividends	$369,157	12,652	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(81,920)	(9,896)	(2,583)	(1,486)	(1,652)	(9,950)	(4,435)	(9,968)

Net investment income (loss)	287,237	2,756	(2,583)	(1,486)	(1,652)	(9,950)	(4,435)	(9,968)

Realized gain (loss) on investments	29,557	8,924	(14,258)	2,659	(2,742)	18,283	66,256	5,208
Change in unrealized gain (loss) on investments	226,229	38,145	46,699	26,575	17,338	151,131	(10,447)	189,231

Net gain (loss) on investments	255,786	47,069	32,441	29,234	14,596	169,414	55,809	194,439

Reinvested capital gains	-	7,699	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$543,023	57,524	29,858	27,748	12,944	159,464	51,374	184,471

(Continued)

24

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SBLV	SBLX	SBLY	PMVTRA	PVGIB	ACEG2	ACC2	VYDS
Reinvested dividends	$-	-	-	70,332	172	-	11,081	35,021
Mortality and expense risk charges (note 2)	(23,908)	(783)	(274)	(31,682)	(139)	(27,993)	(145,062)	(57,110)

Net investment income (loss)	(23,908)	(783)	(274)	38,650	33	(27,993)	(133,981)	(22,089)

Realized gain (loss) on investments	444	3,726	2,565	52,023	(872)	123,396	9,992	180,137
Change in unrealized gain (loss) on investments	364,878	15,725	417	5,986	2,136	136,702	1,107,419	310,482

Net gain (loss) on investments	365,322	19,451	2,982	58,009	1,264	260,098	1,117,411	490,619

Reinvested capital gains	-	-	-	89,849	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$341,414	18,668	2,708	186,508	1,297	232,105	983,430	468,530

Investment Activity:	ROCMC	TRBCG2	TREI2	TRHS2	TRLT2	VWEMR	VWEM	VWHAR
Reinvested dividends	$17,182	-	198,037	-	-	133,786	113,128	130,272
Mortality and expense risk charges (note 2)	(9,633)	(78,843)	(176,111)	(5,864)	(14)	(221,263)	(197,009)	(416,269)

Net investment income (loss)	7,549	(78,843)	21,926	(5,864)	(14)	(87,477)	(83,881)	(285,997)

Realized gain (loss) on investments	(70,350)	3,244,156	(47,503)	62,630	-	387,993	(2,416,423)	(1,883,245)
Change in unrealized gain (loss) on investments	290,591	(2,321,877)	1,873,491	104,225	-	3,864,473	6,681,269	11,882,217

Net gain (loss) on investments	220,241	922,279	1,825,988	166,855	-	4,252,466	4,264,846	9,998,972

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$227,790	843,436	1,847,914	160,991	(14)	4,164,989	4,180,965	9,712,975

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$53,597	2,751,739	1,111,603	4,515,727	1,306,412	250,852	30,084	-
Mortality and expense risk charges (note 2)	(155,105)	(2,904,090)	(639,534)	(1,336,290)	(1,485,463)	(251,106)	(125,436)	(478,276)

Net investment income (loss)	(101,508)	(152,351)	472,069	3,179,437	(179,051)	(254)	(95,352)	(478,276)

Realized gain (loss) on investments	978,613	14,320,070	2,913,056	(364,042)	2,035,709	(190,096)	(252,796)	(3,784,161)
Change in unrealized gain (loss) on investments	2,899,851	2,019,798	4,008,209	2,688,985	21,143,520	3,206,588	2,505,467	9,246,495

Net gain (loss) on investments	3,878,464	16,339,868	6,921,265	2,324,943	23,179,229	3,016,492	2,252,671	5,462,334

Reinvested capital gains	-	-	810,129	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,776,956	16,187,517	8,203,463	5,504,380	23,000,178	3,016,238	2,157,319	4,984,058

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP
Reinvested dividends	$914,599	6,611,406	434,967	269,856	-	5,377	25,796	216,963
Mortality and expense risk charges (note 2)	(1,639,820)	(961,238)	(510,079)	(219,516)	(51,497)	(177,479)	(377,262)	(15,627)

Net investment income (loss)	(725,221)	5,650,168	(75,112)	50,340	(51,497)	(172,102)	(351,466)	201,336

Realized gain (loss) on investments	9,136,456	(203,625)	3,086,974	(1,573,378)	(127,012)	459,753	-	(671,949)
Change in unrealized gain (loss) on investments	6,033,273	5,314,572	2,340,000	3,713,164	1,761,449	3,857,811	-	519,714

Net gain (loss) on investments	15,169,729	5,110,947	5,426,974	2,139,786	1,634,437	4,317,564	-	(152,235)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,444,508	10,761,115	5,351,862	2,190,126	1,582,940	4,145,462	(351,466)	49,101

(Continued)

26

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG
Reinvested dividends	$188,888	-	-	6,697	560,427	2,064	-
Mortality and expense risk charges (note 2)	(115,894)	(972,461)	(797,455)	(101,378)	(725,862)	(4,852)	(77,523)

Net investment income (loss)	72,994	(972,461)	(797,455)	(94,681)	(165,435)	(2,788)	(77,523)

Realized gain (loss) on investments	(984,825)	6,513,220	2,261,234	(98,232)	366,368	28,732	1,223,633
Change in unrealized gain (loss) on investments	3,303,735	576,821	15,717,745	2,200,472	9,574,380	29,648	365,873

Net gain (loss) on investments	2,318,910	7,090,041	17,978,979	2,102,240	9,940,748	58,380	1,589,506

Reinvested capital gains	-	2,531,297	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,391,904	8,648,877	17,181,524	2,007,559	9,775,313	55,592	1,511,983

See accompanying notes to financial statements.

27

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		BBCMAG		BBGI		BBCA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$31,584,156	69,066,562	743	(3,901)	(249)	(3,578)	(937)	(12,467)
Realized gain (loss) on investments	(56,533,762)	(679,416,549)	(107,659)	(269,562)	(687,004)	(805,753)	(524,360)	(187,904)
Change in unrealized gain (loss) on investments	885,246,152	2,141,717,605	195,441	400,950	813,200	1,071,310	506,384	438,221
Reinvested capital gains	38,426,055	109,584,169	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	898,722,601	1,640,951,787	88,525	127,487	125,947	261,979	(18,913)	237,850

Equity transactions:
Purchase payments received from contract owners (note 3)	175,161,828	213,963,897	7,901	(8,897)	21,499	25,760	1,249	15,355
Transfers between funds	-	-	21,843	(123)	(111,260)	(346,129)	(1,089,532)	(12)
Redemptions (note 3)	(1,485,445,815)	(1,535,732,127)	(166,097)	(221,819)	(452,368)	(336,773)	(13,956)	(244,251)
Annuity benefits	(5,840,577)	(5,109,456)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(199,103)	(226,624)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,454,198)	(3,951,708)	(196)	(580)	(1,045)	(159)	-	(89)
Adjustments to maintain reserves	(78,577)	(110,835)	(2)	(28)	(44)	(31)	(7)	(52)

Net equity transactions	(1,317,856,442)	(1,331,166,853)	(136,551)	(231,447)	(543,217)	(657,332)	(1,102,246)	(229,049)

Net change in contract owners’ equity	(419,133,841)	309,784,934	(48,026)	(103,960)	(417,270)	(395,353)	(1,121,159)	8,801
Contract owners’ equity beginning of period	7,961,391,641	7,651,606,707	780,089	884,049	1,698,220	2,093,573	1,121,159	1,112,358

Contract owners’ equity end of period	$7,542,257,800	7,961,391,641	732,063	780,089	1,280,950	1,698,220	-	1,121,159

CHANGES IN UNITS:
Beginning units	631,032,455	721,371,476	79,522	110,981	181,163	261,627	93,676	117,435
Units purchased	193,534,437	275,440,652	7,189	1,099	4,723	9,325	89	8,541
Units redeemed	(283,851,700)	(365,779,673)	(20,723)	(32,558)	(62,499)	(89,789)	(93,765)	(32,300)

Ending units	540,715,192	631,032,455	65,988	79,522	123,387	181,163	-	93,676

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MLVGA3		CSIEF3		WSCP		HVIE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$70,591	141,162	(9,270)	(621)	(41,985)	(12,857)	(1)	-
Realized gain (loss) on investments	407,938	59,155	4,440	19	121,503	11,810	1	-
Change in unrealized gain (loss) on investments	1,343,809	521,553	114,790	12,049	511,185	407,313	42	-
Reinvested capital gains	169,611	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,991,949	721,870	109,960	11,447	590,703	406,266	42	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,171,643	270,186	1,655	55	101,230	18,839	-	-
Transfers between funds	14,396,359	15,799,366	(75,476)	1,185,824	(202,190)	4,778,356	4,880	-
Redemptions (note 3)	(3,978,794)	(676,123)	(122,425)	(1,827)	(780,022)	(128,128)	-	-
Annuity benefits	(16,063)	(3,681)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(96)	(21)	(2)	-	(94)	(24)	-	-
Contingent deferred sales charges (note 2)	(938)	(1,476)	(48)	(5)	(563)	(19)	-	-
Adjustments to maintain reserves	(1,023)	(112)	506	(46)	(96)	11	-	-

Net equity transactions	11,571,088	15,388,139	(195,790)	1,184,001	(881,735)	4,669,035	4,880	-

Net change in contract owners’ equity	13,563,037	16,110,009	(85,830)	1,195,448	(291,032)	5,075,301	4,922	-
Contract owners’ equity beginning of period	16,110,009	-	1,195,448	-	5,075,301	-	-	-

Contract owners’ equity end of period	$29,673,046	16,110,009	1,109,618	1,195,448	4,784,269	5,075,301	4,922	-

CHANGES IN UNITS:
Beginning units	1,329,525	-	118,233	-	465,051	-	-	-
Units purchased	1,730,348	1,472,293	39,993	118,413	13,555	485,940	479	-
Units redeemed	(809,032)	(142,768)	(59,437)	(180)	(91,515)	(20,889)	(2)	-

Ending units	2,250,841	1,329,525	98,789	118,233	387,091	465,051	477	-

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	HVSIT		JPMMV1		JABS		JACAS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2)	-	10,097	(81,061)	1,428	1,549	(1,150,038)	(1,362,426)
Realized gain (loss) on investments	53	-	782,473	235,837	1,409	741	10,793,264	6,549,275
Change in unrealized gain (loss) on investments	4	-	1,394,609	2,545,147	4,603	16,911	(4,098,525)	38,820,781
Reinvested capital gains	-	-	-	-	-	3,877	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55	-	2,187,179	2,699,923	7,440	23,078	5,544,701	44,007,630

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	105,717	42,418	-	50	2,478,918	2,743,945
Transfers between funds	15,259	-	307,064	9,246,326	-	6,108	(5,022,668)	5,252,337
Redemptions (note 3)	-	-	(1,685,760)	(988,531)	(7,268)	(6,892)	(20,035,823)	(18,927,419)
Annuity benefits	-	-	(2,425)	(1,362)	(409)	(282)	(42,040)	(25,688)
Contract maintenance charges (note 2)	-	-	(374)	(190)	1	-	(2,690)	(3,141)
Contingent deferred sales charges (note 2)	-	-	(747)	(1,003)	-	-	(26,096)	(51,463)
Adjustments to maintain reserves	2	-	(1,160)	2,339	39	(14)	(2,348)	57,400

Net equity transactions	15,261	-	(1,277,686)	8,299,997	(7,637)	(1,030)	(22,652,747)	(10,954,029)

Net change in contract owners’ equity	15,316	-	909,493	10,999,920	(197)	22,048	(17,108,046)	33,053,601
Contract owners’ equity beginning of period	-	-	10,999,920	-	113,433	91,385	138,973,393	105,919,792

Contract owners’ equity end of period	$15,316	-	11,909,413	10,999,920	113,236	113,433	121,865,347	138,973,393

CHANGES IN UNITS:
Beginning units	-	-	921,638	-	7,927	7,919	14,689,565	15,992,721
Units purchased	1,674	-	190,347	1,121,053	39	1,152	1,589,579	4,124,757
Units redeemed	(318)	-	(294,557)	(199,415)	(557)	(1,144)	(4,014,211)	(5,427,913)

Ending units	1,356	-	817,428	921,638	7,409	7,927	12,264,933	14,689,565

(Continued)

30

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAGTS2		JAGTS		JARLCS		JAIGS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(147,605)	(131,639)	(196,497)	(176,543)	96	(2,711)	(685,413)	(628,943)
Realized gain (loss) on investments	316,299	278,524	805,632	(23,221)	894	(787,140)	2,409,923	(3,933,548)
Change in unrealized gain (loss) on investments	2,482,442	5,154,528	3,240,262	7,483,498	(544)	906,460	21,432,682	47,489,460
Reinvested capital gains	-	-	-	-	-	-	-	2,369,924

Net increase (decrease) in contract owners’ equity resulting from operations	2,651,136	5,301,413	3,849,397	7,283,734	446	116,609	23,157,192	45,296,893

Equity transactions:
Purchase payments received from contract owners (note 3)	806,542	602,350	128,552	211,803	11	3,613	2,866,917	2,925,196
Transfers between funds	2,620,446	709,197	(985,517)	(606,592)	(6,742)	(1,597,596)	1,440,069	15,394,785
Redemptions (note 3)	(2,191,966)	(2,356,313)	(2,374,682)	(2,072,844)	19	(123,657)	(17,389,236)	(13,437,090)
Annuity benefits	-	-	(2,308)	(1,833)	(177)	(636)	(27,537)	(23,173)
Contract maintenance charges (note 2)	(403)	(490)	(669)	(712)	-	(10)	(2,885)	(3,027)
Contingent deferred sales charges (note 2)	(4,828)	(10,197)	(1,697)	(3,612)	-	(469)	(37,696)	(48,397)
Adjustments to maintain reserves	(158)	74,097	(5,572)	(5,423)	6	(106)	3,335	(4,598)

Net equity transactions	1,229,632	(981,356)	(3,241,893)	(2,479,213)	(6,883)	(1,718,861)	(13,147,034)	4,803,696

Net change in contract owners’ equity	3,880,768	4,320,057	607,504	4,804,521	(6,437)	(1,602,252)	10,010,158	50,100,589
Contract owners’ equity beginning of period	12,931,641	8,611,584	19,213,326	14,408,805	6,437	1,608,689	111,696,500	61,595,911

Contract owners’ equity end of period	$16,812,409	12,931,641	19,820,830	19,213,326	-	6,437	121,706,658	111,696,500

CHANGES IN UNITS:
Beginning units	1,031,386	1,067,580	4,618,124	5,376,361	475	140,574	4,589,729	4,486,666
Units purchased	540,662	718,595	17,929	47,000	1	45,295	1,127,414	2,024,382
Units redeemed	(484,060)	(754,789)	(765,194)	(805,237)	(476)	(185,394)	(1,674,103)	(1,921,319)

Ending units	1,087,988	1,031,386	3,870,859	4,618,124	-	475	4,043,040	4,589,729

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAIGS		MIGSC		MMCGSC		MNDSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(435,049)	(460,539)	(1,786)	(1,377)	(29,153)	(26,044)	(20,890)	(17,628)
Realized gain (loss) on investments	9,225,218	4,928,002	1,972	(1,393)	(26,771)	(88,015)	(5,076)	(68,745)
Change in unrealized gain (loss) on investments	7,949,018	31,358,613	17,222	56,691	435,360	587,668	345,445	524,183
Reinvested capital gains	-	1,949,340	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,739,187	37,775,416	17,408	53,921	379,436	473,609	319,479	437,810

Equity transactions:
Purchase payments received from contract owners (note 3)	636,150	886,150	-	(195)	11,907	1,485	9,301	1,230
Transfers between funds	(3,619,665)	(2,752,353)	(220)	5,393	(43,801)	6,539	156	84,239
Redemptions (note 3)	(12,596,333)	(10,519,223)	(16,600)	(5,641)	(254,124)	(169,267)	(260,082)	(53,851)
Annuity benefits	(16,464)	(15,338)	(6,405)	(5,842)	-	-	-	-
Contract maintenance charges (note 2)	(1,543)	(1,549)	1	-	-	-	-	-
Contingent deferred sales charges (note 2)	(12,706)	(17,582)	(339)	(17)	(170)	(1,736)	(222)	(262)
Adjustments to maintain reserves	2,676	(2,088)	(164)	97	96	(65)	(313)	286

Net equity transactions	(15,607,884)	(12,421,983)	(23,726)	(6,205)	(286,091)	(163,044)	(251,159)	31,642

Net change in contract owners’ equity	1,131,303	25,353,433	(6,318)	47,716	93,345	310,565	68,320	469,452
Contract owners’ equity beginning of period	79,592,841	54,239,408	194,959	147,243	1,610,125	1,299,560	1,173,015	703,563

Contract owners’ equity end of period	$80,724,144	79,592,841	188,641	194,959	1,703,470	1,610,125	1,241,335	1,173,015

CHANGES IN UNITS:
Beginning units	5,558,077	6,684,942	17,463	18,125	210,034	234,916	106,493	101,953
Units purchased	49,333	124,988	-	688	6,194	20,743	15,204	25,562
Units redeemed	(1,046,463)	(1,251,853)	(2,204)	(1,350)	(40,997)	(45,625)	(37,361)	(21,022)

Ending units	4,560,947	5,558,077	15,259	17,463	175,231	210,034	84,336	106,493

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MVFSC		MVIVSC		MSVFI		MSVF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$63,600	(10,470)	(3,132)	-	207,944	474,490	23,553	55,591
Realized gain (loss) on investments	(2,225,769)	(4,199,319)	12,252	-	84,494	(193,713)	(48,054)	(25,994)
Change in unrealized gain (loss) on investments	5,447,120	10,394,323	72,467	-	(6,107)	182,335	64,038	32,877
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,284,951	6,184,534	81,587	-	286,331	463,112	39,537	62,474

Equity transactions:
Purchase payments received from contract owners (note 3)	1,233,430	816,327	106,889	-	186,137	129,846	8,717	-
Transfers between funds	424,074	5,359,412	835,173	-	(169,084)	(3,023,753)	231,989	14,018
Redemptions (note 3)	(5,440,171)	(4,251,942)	(6,367)	-	(774,478)	(1,106,061)	(207,272)	(114,584)
Annuity benefits	(33,222)	(17,140)	-	-	-	-	(10,905)	(10,781)
Contract maintenance charges (note 2)	(1,012)	(1,063)	-	-	(77)	(303)	1	-
Contingent deferred sales charges (note 2)	(8,459)	(11,001)	(21)	-	(804)	(4,221)	(114)	(858)
Adjustments to maintain reserves	4	21,045	(16)	-	(156)	2,059	(8)	(61)

Net equity transactions	(3,825,355)	1,915,638	935,657	-	(758,462)	(4,002,433)	22,408	(112,266)

Net change in contract owners’ equity	(540,404)	8,100,172	1,017,244	-	(472,131)	(3,539,321)	61,945	(49,792)
Contract owners’ equity beginning of period	36,810,961	28,710,789	-	-	4,149,190	7,688,511	826,070	875,862

Contract owners’ equity end of period	$36,270,557	36,810,961	1,017,244	-	3,677,059	4,149,190	888,015	826,070

CHANGES IN UNITS:
Beginning units	3,696,423	3,458,496	-	-	397,097	797,752	63,439	75,504
Units purchased	865,222	2,046,178	107,371	-	6,106,500	873,688	30,570	5,764
Units redeemed	(1,262,585)	(1,808,251)	(12,890)	-	(6,171,237)	(1,274,343)	(27,288)	(17,829)

Ending units	3,299,060	3,696,423	94,481	-	332,360	397,097	66,721	63,439

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MSEM		MSVMG		MSVRE		NVAGF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$388,894	887,135	(907)	(79,371)	7,016	2,132,202	71,641	30,329
Realized gain (loss) on investments	(84,500)	(453,053)	4,401	(6,911,501)	113,371	(118,691,386)	34,192	8,210
Change in unrealized gain (loss) on investments	757,864	2,824,653	10,914	10,827,887	154,463	121,284,727	(44,200)	(7,890)
Reinvested capital gains	-	-	-	-	-	-	34,865	4,490

Net increase (decrease) in contract owners’ equity resulting from operations	1,062,258	3,258,735	14,408	3,837,015	274,850	4,725,543	96,498	35,139

Equity transactions:
Purchase payments received from contract owners (note 3)	88,406	106,914	37	250,427	13,145	776,904	16,461	12,910
Transfers between funds	(610,897)	(822,603)	17,477	(12,017,677)	(96,252)	(92,059,094)	697,200	995,682
Redemptions (note 3)	(2,132,358)	(2,296,012)	(18,004)	(1,454,122)	(245,466)	(7,924,155)	(246,363)	(69,376)
Annuity benefits	(9,660)	(9,846)	(1,315)	(3,390)	(11,894)	(25,093)	-	-
Contract maintenance charges (note 2)	(260)	(336)	(14)	(221)	(118)	(2,294)	(2)	(3)
Contingent deferred sales charges (note 2)	(2,043)	(5,906)	(1)	(2,038)	(214)	(27,812)	(46)	(30)
Adjustments to maintain reserves	(467)	(654)	(1,458)	(47,959)	2,150	4,197	(338)	(14)

Net equity transactions	(2,667,279)	(3,028,443)	(3,278)	(13,274,980)	(338,649)	(99,257,347)	466,912	939,169

Net change in contract owners’ equity	(1,605,021)	230,292	11,130	(9,437,965)	(63,799)	(94,531,804)	563,410	974,308
Contract owners’ equity beginning of period	13,345,338	13,115,046	55,889	9,493,854	1,180,599	95,712,403	974,308	-

Contract owners’ equity end of period	$11,740,317	13,345,338	67,019	55,889	1,116,800	1,180,599	1,537,718	974,308

CHANGES IN UNITS:
Beginning units	466,768	586,733	4,834	1,708,103	47,730	5,202,889	85,960	-
Units purchased	20,915	47,736	2,757	843,541	1,486	618,853	118,628	99,992
Units redeemed	(110,175)	(167,701)	(1,095)	(2,546,810)	(13,983)	(5,774,012)	(78,725)	(14,032)

Ending units	377,508	466,768	6,496	4,834	35,233	47,730	125,863	85,960

(Continued)

34

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVAMV1		NVAMV2		GVAAA2		GVABD2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$152,590	948	1,169	-	114,043	(379,310)	275,945	(269,914)
Realized gain (loss) on investments	101,418	3,794	10,180	-	(2,412,778)	(2,838,254)	694,437	(3,729,975)
Change in unrealized gain (loss) on investments	2,830,584	13,851	57,218	-	5,741,498	9,026,556	570,183	7,240,981
Reinvested capital gains	372,605	13,244	8,014	-	-	836,324	-	9,965

Net increase (decrease) in contract owners’ equity resulting from operations	3,457,197	31,837	76,581	-	3,442,763	6,645,316	1,540,565	3,251,057

Equity transactions:
Purchase payments received from contract owners (note 3)	244,987	29,111	41,354	-	1,049,843	1,536,979	763,309	483,396
Transfers between funds	174,239,861	363,916	3,647,837	-	250,710	2,815,926	1,205,534	3,208,035
Redemptions (note 3)	(2,151,859)	(32,806)	(230,045)	-	(6,971,963)	(5,240,766)	(6,223,556)	(5,818,847)
Annuity benefits	(6,599)	(11)	-	-	(74,385)	(66,777)	(60,731)	(46,432)
Contract maintenance charges (note 2)	(237)	(9)	-	-	(1,010)	(922)	(391)	(417)
Contingent deferred sales charges (note 2)	(4,976)	-	-	-	(9,045)	(6,481)	(12,376)	(9,636)
Adjustments to maintain reserves	(5,778)	(13)	12	-	1,353	(681)	(491)	(519)

Net equity transactions	172,315,399	360,188	3,459,159	-	(5,754,497)	(962,722)	(4,328,702)	(2,184,420)

Net change in contract owners’ equity	175,772,596	392,025	3,535,740	-	(2,311,734)	5,682,594	(2,788,137)	1,066,637
Contract owners’ equity beginning of period	392,025	-	-	-	36,891,031	31,208,437	31,684,732	30,618,095

Contract owners’ equity end of period	$176,164,621	392,025	3,535,740	-	34,579,297	36,891,031	28,896,595	31,684,732

CHANGES IN UNITS:
Beginning units	31,259	-	-	-	3,655,535	3,842,337	2,923,369	3,167,010
Units purchased	12,697,067	34,548	274,349	-	781,157	1,380,676	848,414	3,133,380
Units redeemed	(257,011)	(3,289)	(17,735)	-	(1,366,087)	(1,567,478)	(1,230,949)	(3,377,021)

Ending units	12,471,315	31,259	256,614	-	3,070,605	3,655,535	2,540,834	2,923,369

(Continued)

35

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(81,478)	(262,953)	(379,466)	(328,995)	(31,320)	(108,429)	2,597,566	3,067,115
Realized gain (loss) on investments	(1,709,080)	(2,508,317)	(3,209,864)	(3,543,526)	(646,824)	(1,263,463)	(1,803,639)	(4,148,468)
Change in unrealized gain (loss) on investments	4,108,005	8,592,064	9,681,197	9,293,715	1,831,687	3,531,610	3,224,192	14,256,487
Reinvested capital gains	-	1,761,984	-	3,122,179	-	244,640	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,317,447	7,582,778	6,091,867	8,543,373	1,153,543	2,404,358	4,018,119	13,175,134

Equity transactions:
Purchase payments received from contract owners (note 3)	408,316	489,752	1,389,984	909,029	517,953	680,705	79,217	84,683
Transfers between funds	716,536	4,448,817	3,162,437	10,496,698	1,582,482	3,029,225	(1,809,615)	(2,221,650)
Redemptions (note 3)	(4,065,330)	(4,280,332)	(6,893,127)	(5,023,461)	(2,091,288)	(1,322,132)	(6,934,686)	(6,729,066)
Annuity benefits	(14,476)	(17,876)	(48,756)	(32,281)	(50,834)	(37,355)	(17,271)	(21,985)
Contract maintenance charges (note 2)	(837)	(923)	(1,432)	(1,391)	(295)	(268)	(466)	(532)
Contingent deferred sales charges (note 2)	(3,848)	(12,386)	(9,958)	(12,914)	(2,427)	(3,677)	(5,552)	(8,946)
Adjustments to maintain reserves	2,055	(1,567)	2,492	(1,522)	(801)	(2,586)	(916)	(2,713)

Net equity transactions	(2,957,584)	625,485	(2,398,359)	6,334,158	(45,210)	2,343,912	(8,689,289)	(8,900,209)

Net change in contract owners’ equity	(640,137)	8,208,263	3,693,508	14,877,531	1,108,333	4,748,270	(4,671,170)	4,274,925
Contract owners’ equity beginning of period	27,756,521	19,548,258	38,841,932	23,964,401	12,169,402	7,421,132	38,395,329	34,120,404

Contract owners’ equity end of period	$27,116,384	27,756,521	42,535,440	38,841,932	13,277,735	12,169,402	33,724,159	38,395,329

CHANGES IN UNITS:
Beginning units	2,651,292	2,607,903	4,400,289	3,724,440	1,422,326	1,149,098	2,432,766	3,127,646
Units purchased	555,037	1,420,654	1,082,780	2,425,025	515,144	749,225	62,462	155,403
Units redeemed	(853,770)	(1,377,265)	(1,379,228)	(1,749,176)	(516,447)	(475,997)	(589,634)	(850,283)

Ending units	2,352,559	2,651,292	4,103,841	4,400,289	1,421,023	1,422,326	1,905,594	2,432,766

(Continued)

36

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	HIBF3		GEM		GEM3		GEM6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,515,382	3,835,163	(20,558)	3,525	(566,214)	60,086	(19,010)	(6,599)
Realized gain (loss) on investments	13,861,200	(6,350,245)	(64,651)	(218,211)	(11,714,634)	(16,893,431)	(260,475)	(323,330)
Change in unrealized gain (loss) on investments	(12,613,795)	20,999,703	360,262	1,118,599	19,225,413	39,070,874	397,489	737,136
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,762,787	18,484,621	275,053	903,913	6,944,565	22,237,529	118,004	407,207

Equity transactions:
Purchase payments received from contract owners (note 3)	832,954	787,358	66,253	111,599	1,209,703	1,620,444	34,861	13,067
Transfers between funds	(21,181,442)	9,912,116	(156,085)	(94,119)	(1,774,128)	2,701,712	4,713	149,929
Redemptions (note 3)	(6,722,168)	(7,197,760)	(455,737)	(417,217)	(8,480,529)	(7,332,600)	(276,463)	(150,590)
Annuity benefits	(28,975)	(44,044)	(5,551)	(3,275)	(34,168)	(24,429)	-	-
Contract maintenance charges (note 2)	(345)	(385)	(59)	(85)	(2,888)	(3,113)	-	-
Contingent deferred sales charges (note 2)	(6,167)	(11,277)	(450)	(840)	(24,382)	(22,375)	(201)	(636)
Adjustments to maintain reserves	(3,089)	776	(191)	(123)	202	(481)	109	5

Net equity transactions	(27,109,232)	3,446,784	(551,820)	(404,060)	(9,106,190)	(3,060,842)	(236,981)	11,775

Net change in contract owners’ equity	(23,346,445)	21,931,405	(276,767)	499,853	(2,161,625)	19,176,687	(118,977)	418,982
Contract owners’ equity beginning of period	60,646,897	38,715,492	2,225,227	1,725,374	59,267,422	40,090,735	1,113,594	694,612

Contract owners’ equity end of period	$37,300,452	60,646,897	1,948,460	2,225,227	57,105,797	59,267,422	994,617	1,113,594

CHANGES IN UNITS:
Beginning units	5,022,438	4,616,958	92,773	117,608	2,343,389	2,568,733	57,783	57,587
Units purchased	3,367,157	4,610,564	1,647	10,065	515,837	1,093,399	8,913	20,399
Units redeemed	(5,647,397)	(4,205,084)	(23,635)	(34,900)	(897,453)	(1,318,743)	(21,367)	(20,203)

Ending units	2,742,198	5,022,438	70,785	92,773	1,961,773	2,343,389	45,329	57,783

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGU1		GVGU		GIG		GIG3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$87	587	34,536	243,639	(3,036)	(909)	(49,963)	(37,503)
Realized gain (loss) on investments	(10,224)	(875)	(1,733,405)	(5,829,198)	56,569	(111,347)	(5,227,492)	(8,949,644)
Change in unrealized gain (loss) on investments	9,323	1,828	1,366,564	5,619,924	(10,389)	352,373	7,913,535	14,475,264
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(814)	1,540	(332,305)	34,365	43,144	240,117	2,636,080	5,488,117

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	123,574	205,331	32,910	45,772	316,040	445,688
Transfers between funds	(21,384)	-	(8,183,900)	(5,017,490)	(361,742)	291,336	(1,220,819)	829,819
Redemptions (note 3)	230	(2,262)	(927,733)	(1,771,067)	(137,485)	(199,034)	(4,266,072)	(3,648,045)
Annuity benefits	(40)	(113)	-	-	(829)	(2,300)	(98)	(23)
Contract maintenance charges (note 2)	-	-	(99)	(149)	(40)	(54)	(603)	(663)
Contingent deferred sales charges (note 2)	-	-	(2,235)	(3,064)	(432)	(249)	(12,154)	(12,229)
Adjustments to maintain reserves	1	(4)	(152)	(345)	(265)	127	(552)	(668)

Net equity transactions	(21,193)	(2,379)	(8,990,545)	(6,586,784)	(467,883)	135,598	(5,184,257)	(2,386,121)

Net change in contract owners’ equity	(22,007)	(839)	(9,322,850)	(6,552,419)	(424,739)	375,715	(2,548,177)	3,101,996
Contract owners’ equity beginning of period	22,007	22,846	9,322,850	15,875,269	1,191,175	815,460	27,492,057	24,390,061

Contract owners’ equity end of period	$-	22,007	-	9,322,850	766,436	1,191,175	24,943,880	27,492,057

CHANGES IN UNITS:
Beginning units	1,356	1,501	617,366	1,126,815	108,942	95,197	1,606,441	1,835,707
Units purchased	14	-	46,767	213,262	5,025	47,278	309,157	751,390
Units redeemed	(1,370)	(145)	(664,133)	(722,711)	(51,250)	(33,533)	(616,230)	(980,656)

Ending units	-	1,356	-	617,366	62,717	108,942	1,299,368	1,606,441

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVIE6		GEF		GEF3		NVNMO1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(237)	(160)	(5,958)	(2,595)	(8,220)	(6,123)	(851,277)	(356,697)
Realized gain (loss) on investments	(3,832)	(3,944)	472,938	253,741	(1,368,173)	(1,704,366)	2,969,870	973,687
Change in unrealized gain (loss) on investments	9,569	14,274	178,383	1,263,513	1,844,986	2,900,358	2,178,031	10,041,102
Reinvested capital gains	-	-	-	-	-	-	7,570,839	220,910

Net increase (decrease) in contract owners’ equity resulting from operations	5,500	10,170	645,363	1,514,659	468,593	1,189,869	11,867,463	10,879,002

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	23,764	51,268	143,754	270,709	1,520,229	937,904
Transfers between funds	-	21,133	(289,502)	(354,850)	(986,988)	(321,583)	(9,478,834)	96,213,801
Redemptions (note 3)	(4,230)	(4,258)	(1,220,039)	(1,199,210)	(989,354)	(921,308)	(14,703,827)	(6,087,874)
Annuity benefits	(1,765)	(873)	(3,212)	(2,579)	-	-	(16,807)	(6,304)
Contract maintenance charges (note 2)	1	-	(115)	(142)	(203)	(233)	(1,861)	(638)
Contingent deferred sales charges (note 2)	-	-	(753)	(633)	(2,080)	(2,562)	(19,979)	(7,118)
Adjustments to maintain reserves	6	12	(366)	4,386	307	(494)	4,583	(6,927)

Net equity transactions	(5,988)	16,014	(1,490,222)	(1,501,760)	(1,834,564)	(975,471)	(22,696,497)	91,042,844

Net change in contract owners’ equity	(488)	26,184	(844,859)	12,899	(1,365,971)	214,398	(10,829,034)	101,921,846
Contract owners’ equity beginning of period	56,219	30,035	8,047,951	8,035,052	6,481,949	6,267,551	102,052,823	130,977

Contract owners’ equity end of period	$55,731	56,219	7,203,092	8,047,951	5,115,978	6,481,949	91,223,789	102,052,823

CHANGES IN UNITS:
Beginning units	8,052	5,501	586,309	726,959	352,465	421,671	13,082,723	24,053
Units purchased	28	3,378	1,764	17,983	30,337	85,154	956,878	15,151,610
Units redeemed	(927)	(827)	(112,578)	(158,633)	(130,594)	(154,360)	(3,818,384)	(2,092,940)

Ending units	7,153	8,052	475,495	586,309	252,208	352,465	10,221,217	13,082,723

(Continued)

39

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(16,370)	(31,173)	(27)	(11)	(15,416)	(3,206)	(23,647)	42,214
Realized gain (loss) on investments	454,570	(2,091,723)	7	1	260,027	(369,652)	293,238	(244,151)
Change in unrealized gain (loss) on investments	302,498	3,083,853	374	169	(134,930)	886,321	387,632	988,580
Reinvested capital gains	-	-	-	-	188,921	529	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	740,698	960,957	354	159	298,602	513,992	657,223	786,643

Equity transactions:
Purchase payments received from contract owners (note 3)	241,728	147,305	-	-	197,959	326,945	215,456	662,845
Transfers between funds	(1,410,734)	(2,202,180)	-	1,534	110,790	525,761	4,834,439	2,254,009
Redemptions (note 3)	(806,825)	(938,577)	-	-	(302,268)	(289,877)	(1,370,476)	(753,576)
Annuity benefits	(575)	(395)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(767)	(1,020)	-	-	(383)	(74)	(138)	(75)
Contingent deferred sales charges (note 2)	(4,318)	(6,181)	-	-	(1,233)	(222)	(10,695)	(225)
Adjustments to maintain reserves	44	3,889	-	2	(34)	146	(41)	(109)

Net equity transactions	(1,981,448)	(2,997,159)	-	1,536	4,831	562,679	3,668,545	2,162,869

Net change in contract owners’ equity	(1,240,750)	(2,036,202)	354	1,695	303,433	1,076,671	4,325,768	2,949,512
Contract owners’ equity beginning of period	4,381,839	6,418,041	1,695	-	2,370,573	1,293,902	5,985,142	3,035,630

Contract owners’ equity end of period	$3,141,089	4,381,839	2,049	1,695	2,674,006	2,370,573	10,310,910	5,985,142

CHANGES IN UNITS:
Beginning units	545,466	1,045,538	217	-	291,521	203,409	589,939	382,103
Units purchased	204,391	182,907	-	217	134,326	243,321	672,494	386,459
Units redeemed	(431,164)	(682,979)	-	-	(136,676)	(155,209)	(300,200)	(178,623)

Ending units	318,693	545,466	217	217	289,171	291,521	962,233	589,939

(Continued)

40

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(23,121)	6,189	4,113	77,900	(62,698)	68,923	(44,462)	12,827
Realized gain (loss) on investments	(72,225)	(512,697)	403,070	(94,790)	294,009	(585,543)	353,810	(409,788)
Change in unrealized gain (loss) on investments	596,301	1,335,014	(84,730)	526,732	1,497,093	2,605,933	511,762	1,241,673
Reinvested capital gains	204	-	125,034	11,379	-	620	-	2,043

Net increase (decrease) in contract owners’ equity resulting from operations	501,159	828,506	447,487	521,221	1,728,404	2,089,933	821,110	846,755

Equity transactions:
Purchase payments received from contract owners (note 3)	178,334	201,435	416,266	89,458	1,516,375	1,611,034	365,806	1,293,097
Transfers between funds	2,064,489	886,720	3,455,185	4,172,111	7,467,967	5,586,811	2,315,760	1,421,546
Redemptions (note 3)	(729,333)	(2,059,944)	(1,237,401)	(1,199,870)	(2,919,401)	(1,937,222)	(757,811)	(261,619)
Annuity benefits	(889)	-	(25,006)	(17,163)	(78,588)	(48,497)	(74,432)	(20,564)
Contract maintenance charges (note 2)	(171)	(43)	(212)	(87)	(860)	(299)	(523)	(169)
Contingent deferred sales charges (note 2)	(1,410)	(6,456)	(1,606)	(5,579)	(1,839)	(7,725)	(1,890)	(368)
Adjustments to maintain reserves	(175)	(122)	4,310	68,962	(730)	(197)	(2,531)	(90)

Net equity transactions	1,510,846	(978,410)	2,611,536	3,107,832	5,982,924	5,203,905	1,844,379	2,431,833

Net change in contract owners’ equity	2,012,005	(149,904)	3,059,023	3,629,053	7,711,328	7,293,838	2,665,489	3,278,588
Contract owners’ equity beginning of period	4,022,814	4,172,718	6,234,788	2,605,735	12,911,239	5,617,401	5,551,785	2,273,197

Contract owners’ equity end of period	$6,034,819	4,022,814	9,293,811	6,234,788	20,622,567	12,911,239	8,217,274	5,551,785

CHANGES IN UNITS:
Beginning units	418,388	559,727	581,196	283,337	1,273,021	742,815	487,057	303,444
Units purchased	303,563	368,003	579,372	617,478	1,252,700	1,009,155	479,194	374,682
Units redeemed	(141,929)	(509,342)	(352,869)	(319,619)	(613,597)	(478,949)	(262,451)	(191,069)

Ending units	580,022	418,388	807,699	581,196	1,912,124	1,273,021	703,800	487,057

(Continued)

41

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(9,863)	56,727	130,680	93,347	4,669	5,007	55,159	77,279
Realized gain (loss) on investments	557,537	(115,908)	321,224	126,672	4,039	3,675	203,794	74,825
Change in unrealized gain (loss) on investments	(49,399)	707,744	(113,371)	10,632	15,054	7,583	(79,871)	27,689
Reinvested capital gains	13,578	3,640	81,541	33,675	7,760	3,187	89,656	71,400

Net increase (decrease) in contract owners’ equity resulting from operations	511,853	652,203	420,074	264,326	31,522	19,452	268,738	251,193

Equity transactions:
Purchase payments received from contract owners (note 3)	414,056	387,857	305,088	101,829	-	-	14,847	19,118
Transfers between funds	2,453,693	2,538,399	2,690,069	6,628,168	109,708	579,089	266,457	3,536,367
Redemptions (note 3)	(1,051,497)	(1,132,337)	(2,394,549)	(914,752)	(19,869)	(30,807)	(722,306)	(383,426)
Annuity benefits	(4,982)	(1,247)	(14,531)	(10,261)	-	-	(8,224)	(5,681)
Contract maintenance charges (note 2)	(186)	(117)	(486)	(194)	-	-	(45)	(39)
Contingent deferred sales charges (note 2)	(438)	(12,815)	(3,295)	(1,026)	-	(42)	(62)	(179)
Adjustments to maintain reserves	(2)	(115)	(253)	(153)	(10)	(40)	(105)	(35)

Net equity transactions	1,810,643	1,779,625	582,043	5,803,611	89,829	548,200	(449,439)	3,166,125

Net change in contract owners’ equity	2,322,496	2,431,828	1,002,117	6,067,937	121,351	567,652	(180,701)	3,417,318
Contract owners’ equity beginning of period	6,156,078	3,724,250	7,229,509	1,161,572	668,098	100,446	3,969,618	552,300

Contract owners’ equity end of period	$8,478,574	6,156,078	8,231,626	7,229,509	789,449	668,098	3,788,917	3,969,618

CHANGES IN UNITS:
Beginning units	633,405	445,889	669,759	109,155	63,999	10,259	344,564	53,319
Units purchased	560,817	579,509	686,476	1,182,533	10,355	58,175	263,446	727,470
Units redeemed	(395,699)	(391,993)	(633,905)	(621,929)	(2,158)	(4,435)	(300,475)	(436,225)

Ending units	798,523	633,405	722,330	669,759	72,196	63,999	307,535	344,564

(Continued)

42

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRF		TRF2		GVGF1		GVGFS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(70,290)	329,455	(8,093)	(5,093)	(2)	(5)	(1,414)	(3,798)
Realized gain (loss) on investments	(4,115,477)	(13,766,520)	(60,171)	(41,969)	(1,713)	(630)	273,692	(2,226,308)
Change in unrealized gain (loss) on investments	17,958,649	39,345,162	137,224	196,791	1,776	1,717	(202,660)	3,488,754
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,772,882	25,908,097	68,960	149,729	61	1,082	69,618	1,258,648

Equity transactions:
Purchase payments received from contract owners (note 3)	2,684,534	3,027,289	600	2,545	-	-	12,558	49,757
Transfers between funds	(325,992)	(3,906,228)	(61,800)	92,192	(3,863)	-	(4,235,395)	(720,768)
Redemptions (note 3)	(19,229,198)	(19,382,011)	(240,080)	(59,751)	90	(722)	(179,724)	(763,555)
Annuity benefits	(90,425)	(77,505)	-	-	-	-	(140)	(351)
Contract maintenance charges (note 2)	(8,457)	(9,736)	-	-	-	-	(34)	(72)
Contingent deferred sales charges (note 2)	(27,681)	(40,798)	(70)	(358)	-	-	(325)	(2,065)
Adjustments to maintain reserves	(14,076)	(9,969)	(22)	(53)	(1)	(1)	(247)	(410)

Net equity transactions	(17,011,295)	(20,398,958)	(301,372)	34,575	(3,773)	(723)	(4,403,308)	(1,437,464)

Net change in contract owners’ equity	(3,238,413)	5,509,139	(232,412)	184,304	(3,712)	359	(4,333,690)	(178,816)
Contract owners’ equity beginning of period	128,617,738	123,108,599	855,533	671,229	3,712	3,353	4,333,690	4,512,506

Contract owners’ equity end of period	$125,379,325	128,617,738	623,121	855,533	-	3,712	-	4,333,690

CHANGES IN UNITS:
Beginning units	11,511,657	13,778,445	90,233	87,219	294	346	331,596	450,548
Units purchased	923,449	949,645	329	15,800	-	-	17,482	210,482
Units redeemed	(2,448,098)	(3,216,433)	(31,466)	(12,786)	(294)	(52)	(349,078)	(329,434)

Ending units	9,987,008	11,511,657	59,096	90,233	-	294	-	331,596

(Continued)

43

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GBF		GBF2		CAF		GVGH1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,256,010	7,729,164	73,932	149,087	(119,366)	(134,438)	(63)	(597)
Realized gain (loss) on investments	4,949,691	2,882,260	44,449	(139,562)	1,693,588	1,006,038	(4,216)	(3,992)
Change in unrealized gain (loss) on investments	(8,988,636)	(10,019,570)	(138,379)	(110,847)	3,194,497	6,655,242	5,196	14,445
Reinvested capital gains	9,655,851	4,461,069	301,802	155,671	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,872,916	5,052,923	281,804	54,349	4,768,719	7,526,842	917	9,856

Equity transactions:
Purchase payments received from contract owners (note 3)	3,784,154	5,878,536	91,844	193,855	592,577	1,969,591	(862)	(28)
Transfers between funds	(6,455,822)	(33,027,493)	(162,632)	(674,907)	(701,182)	(127,600)	(67,831)	(7,613)
Redemptions (note 3)	(53,526,215)	(80,250,764)	(2,787,357)	(2,014,478)	(3,513,337)	(5,899,400)	322	(1,857)
Annuity benefits	(213,211)	(228,905)	(696)	(55,880)	(6,461)	(5,782)	195	(1,598)
Contract maintenance charges (note 2)	(5,562)	(7,141)	-	-	(2,895)	(3,200)	-	-
Contingent deferred sales charges (note 2)	(64,767)	(188,318)	(2,903)	(12,578)	(6,149)	(6,233)	-	-
Adjustments to maintain reserves	(26,512)	(8,301)	16	(7,454)	(34)	(20,567)	532	456

Net equity transactions	(56,507,935)	(107,832,386)	(2,861,729)	(2,571,442)	(3,637,481)	(4,093,191)	(67,643)	(10,640)

Net change in contract owners’ equity	(45,635,019)	(102,779,463)	(2,579,925)	(2,517,093)	1,131,238	3,433,651	(66,726)	(784)
Contract owners’ equity beginning of period	301,631,836	404,411,299	10,532,755	13,049,848	29,752,271	26,318,620	66,726	67,510

Contract owners’ equity end of period	$255,996,817	301,631,836	7,952,830	10,532,755	30,883,509	29,752,271	-	66,726

CHANGES IN UNITS:
Beginning units	18,571,113	25,449,213	853,076	1,063,595	4,093,988	4,801,429	5,321	6,333
Units purchased	4,156,549	4,886,085	67,725	70,196	256,602	670,273	-	60
Units redeemed	(7,546,702)	(11,764,185)	(294,308)	(280,715)	(750,145)	(1,377,714)	(5,321)	(1,072)

Ending units	15,180,960	18,571,113	626,493	853,076	3,600,445	4,093,988	-	5,321

(Continued)

44

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGHS		GVIX8		GVIDA		NVDBL2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(11,460)	(119,380)	28,670	40,228	209,884	(101,730)	6,984	7,688
Realized gain (loss) on investments	(255,140)	(4,891,975)	(453,341)	(499,950)	(4,398,101)	(5,708,040)	39,309	411
Change in unrealized gain (loss) on investments	494,241	6,261,895	596,544	1,085,420	10,097,082	14,175,669	233,886	33,357
Reinvested capital gains	-	-	-	-	-	2,648,715	7,419	10,743

Net increase (decrease) in contract owners’ equity resulting from operations	227,641	1,250,540	171,873	625,698	5,908,865	11,014,614	287,598	52,199

Equity transactions:
Purchase payments received from contract owners (note 3)	151,079	161,972	39,542	50,672	1,345,721	1,718,914	20,233	27,200
Transfers between funds	(12,880,293)	(4,063,238)	219,618	765,939	(2,966,055)	(3,348,295)	2,294,762	1,429,039
Redemptions (note 3)	(920,670)	(2,018,199)	(378,317)	(189,841)	(6,600,800)	(4,800,538)	(93,544)	(3,515)
Annuity benefits	(778)	(2,381)	(1,984)	(1,762)	(67,557)	(58,595)	(1,073)	(92)
Contract maintenance charges (note 2)	(205)	(556)	(121)	(130)	(7,634)	(8,358)	(2)	-
Contingent deferred sales charges (note 2)	(2,931)	(8,782)	(846)	(979)	(42,772)	(43,507)	(1)	-
Adjustments to maintain reserves	(1,375)	(460)	(42)	(145)	550	(916)	(487)	(7)

Net equity transactions	(13,655,173)	(5,931,644)	(122,150)	623,754	(8,338,547)	(6,541,295)	2,219,888	1,452,625

Net change in contract owners’ equity	(13,427,532)	(4,681,104)	49,723	1,249,452	(2,429,682)	4,473,319	2,507,486	1,504,824
Contract owners’ equity beginning of period	13,427,532	18,108,636	3,074,462	1,825,010	51,941,164	47,467,845	1,504,824	-

Contract owners’ equity end of period	$-	13,427,532	3,124,185	3,074,462	49,511,482	51,941,164	4,012,310	1,504,824

CHANGES IN UNITS:
Beginning units	1,040,801	1,656,216	362,938	274,031	4,157,079	4,774,409	127,959	-
Units purchased	105,509	517,957	97,028	222,842	530,279	809,695	231,565	151,707
Units redeemed	(1,146,310)	(1,133,372)	(114,125)	(133,935)	(1,208,563)	(1,427,025)	(42,112)	(23,748)

Ending units	-	1,040,801	345,841	362,938	3,478,795	4,157,079	317,412	127,959

(Continued)

45

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVDCA2		GVIDC		GVIDM		GVDMA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(144)	5,318	632,101	438,883	2,275,051	796,940	877,238	(10,638)
Realized gain (loss) on investments	16,632	9,014	(528,713)	(2,079,314)	(5,364,250)	(12,417,527)	(6,689,409)	(8,221,910)
Change in unrealized gain (loss) on investments	42,983	35,288	2,486,787	6,448,554	29,044,386	54,473,664	20,329,521	31,899,916
Reinvested capital gains	1,686	3,978	166,254	338,752	-	6,890,545	-	6,127,577

Net increase (decrease) in contract owners’ equity resulting from operations	61,157	53,598	2,756,429	5,146,875	25,955,187	49,743,622	14,517,350	29,794,945

Equity transactions:
Purchase payments received from contract owners (note 3)	62,507	19,579	693,146	909,838	6,189,021	7,574,577	3,372,128	3,992,577
Transfers between funds	276,757	829,455	2,750,386	3,438,277	(6,674,460)	33,576,689	(3,347,695)	(6,673,971)
Redemptions (note 3)	(46,453)	(137,898)	(13,802,346)	(17,890,855)	(60,863,833)	(51,636,339)	(29,224,210)	(21,146,166)
Annuity benefits	(1,119)	(626)	(81,383)	(107,081)	(679,775)	(560,852)	(340,024)	(312,574)
Contract maintenance charges (note 2)	(10)	-	(1,480)	(1,453)	(13,622)	(14,619)	(16,360)	(18,082)
Contingent deferred sales charges (note 2)	-	(436)	(31,184)	(44,090)	(98,793)	(220,931)	(100,196)	(102,831)
Adjustments to maintain reserves	(82)	(7)	8,815	2,065	(28)	299,532	3,965	(3,794)

Net equity transactions	291,600	710,067	(10,464,046)	(13,693,299)	(62,141,490)	(10,981,943)	(29,652,392)	(24,264,841)

Net change in contract owners’ equity	352,757	763,665	(7,707,617)	(8,546,424)	(36,186,303)	38,761,679	(15,135,042)	5,530,104
Contract owners’ equity beginning of period	763,665	-	63,356,378	71,902,802	316,270,533	277,508,854	154,063,379	148,533,275

Contract owners’ equity end of period	$1,116,422	763,665	55,648,761	63,356,378	280,084,230	316,270,533	138,928,337	154,063,379

CHANGES IN UNITS:
Beginning units	61,529	-	5,109,651	6,279,027	24,580,501	25,414,593	11,933,118	14,184,832
Units purchased	65,897	73,997	1,032,488	2,162,702	2,680,321	9,343,606	1,564,260	1,844,241
Units redeemed	(48,767)	(12,468)	(1,853,304)	(3,332,078)	(7,563,396)	(10,177,698)	(3,911,508)	(4,095,955)

Ending units	78,659	61,529	4,288,835	5,109,651	19,697,426	24,580,501	9,585,870	11,933,118

(Continued)

46

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDMC		GVUS1		GVUSL		MCIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$875,377	485,910	-	(1)	(14,298)	(16,986)	119,223	(214,565)
Realized gain (loss) on investments	(2,434,915)	(5,159,593)	-	(1,415)	(2,607,221)	(2,145,245)	668,115	(5,066,068)
Change in unrealized gain (loss) on investments	7,721,154	15,166,898	-	1,719	2,869,155	3,736,000	24,964,675	34,901,409
Reinvested capital gains	-	1,566,703	-	-	-	-	124,371	3,360,831

Net increase (decrease) in contract owners’ equity resulting from operations	6,161,616	12,059,918	-	303	247,636	1,573,769	25,876,384	32,981,607

Equity transactions:
Purchase payments received from contract owners (note 3)	2,746,268	1,767,196	-	3	39,077	144,864	1,747,583	2,425,750
Transfers between funds	(1,303,103)	(5,429,253)	-	(2,048)	(6,051,091)	(856,503)	(4,952,259)	(6,339,940)
Redemptions (note 3)	(24,105,332)	(18,570,063)	-	-	(308,255)	(832,822)	(21,847,242)	(18,602,115)
Annuity benefits	(141,521)	(149,038)	-	(115)	-	-	(78,073)	(59,571)
Contract maintenance charges (note 2)	(3,902)	(4,169)	-	-	(62)	(182)	(3,095)	(3,478)
Contingent deferred sales charges (note 2)	(37,276)	(64,170)	-	-	(1,155)	(2,347)	(36,822)	(44,499)
Adjustments to maintain reserves	(1,128)	(1,448)	-	27	(73)	(371)	5,868	(2,995)

Net equity transactions	(22,845,994)	(22,450,945)	-	(2,133)	(6,321,559)	(1,547,361)	(25,164,039)	(22,626,848)

Net change in contract owners’ equity	(16,684,378)	(10,391,027)	-	(1,830)	(6,073,923)	26,408	712,345	10,354,759
Contract owners’ equity beginning of period	100,423,857	110,814,884	-	1,830	6,073,923	6,047,515	121,468,188	111,113,429

Contract owners’ equity end of period	$83,739,479	100,423,857	-	-	-	6,073,923	122,180,533	121,468,188

CHANGES IN UNITS:
Beginning units	7,849,777	9,861,417	-	221	503,325	663,781	5,661,511	7,039,039
Units purchased	1,007,203	1,604,697	-	1	10,996	111,763	570,629	914,484
Units redeemed	(2,815,498)	(3,616,337)	-	(222)	(514,321)	(272,219)	(1,683,298)	(2,292,012)

Ending units	6,041,482	7,849,777	-	-	-	503,325	4,548,842	5,661,511

(Continued)

47

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SAM		NVMIG1		NVMIG3		GVDIV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,967,836)	(5,902,070)	(28)	(8)	(249,869)	(72,282)	20	14
Realized gain (loss) on investments	-	-	(970)	-	2,081,973	(564,526)	(110)	(152)
Change in unrealized gain (loss) on investments	-	-	1,747	89	5,856,229	10,682,185	198	742
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,967,836)	(5,902,070)	749	81	7,688,333	10,045,377	108	604

Equity transactions:
Purchase payments received from contract owners (note 3)	30,568,583	45,261,229	-	-	921,875	377,466	-	-
Transfers between funds	54,146,452	(10,457,895)	1,928	10,877	(4,795,227)	65,275,959	-	-
Redemptions (note 3)	(194,917,158)	(318,490,773)	-	-	(11,118,397)	(5,072,674)	12	-
Annuity benefits	(465,152)	(491,537)	-	-	(10,093)	(4,426)	(218)	(197)
Contract maintenance charges (note 2)	(5,431)	(7,180)	-	-	(2,014)	(1,352)	-	-
Contingent deferred sales charges (note 2)	(153,731)	(544,656)	-	-	(17,269)	(8,182)	-	-
Adjustments to maintain reserves	(32,631)	(41,971)	1	0	2,958	1,000	0	10

Net equity transactions	(110,859,069)	(284,772,783)	1,929	10,877	(15,018,166)	60,567,791	(206)	(187)

Net change in contract owners’ equity	(114,826,905)	(290,674,853)	2,678	10,958	(7,329,833)	70,613,168	(98)	417
Contract owners’ equity beginning of period	397,239,251	687,914,104	10,958	-	74,482,633	3,869,465	2,718	2,301

Contract owners’ equity end of period	$282,412,346	397,239,251	13,636	10,958	67,152,800	74,482,633	2,620	2,718

CHANGES IN UNITS:
Beginning units	31,981,566	55,065,021	813	-	9,022,689	634,973	230	249
Units purchased	23,226,328	28,887,352	827	813	494,833	9,754,515	1	-
Units redeemed	(32,271,241)	(51,970,807)	(744)	-	(2,310,109)	(1,366,799)	(19)	(19)

Ending units	22,936,653	31,981,566	896	813	7,207,413	9,022,689	212	230

(Continued)

48

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDIV3		GVDIV6		NVMLG1		NVMLG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$143,054	163,276	1,061	1,565	(255,676)	(10,587)	(17,717)	(5,212)
Realized gain (loss) on investments	(3,812,622)	(9,583,270)	(315,994)	(288,045)	1,206,613	117,088	43,222	9,185
Change in unrealized gain (loss) on investments	4,243,150	13,736,670	328,212	482,139	668,604	1,119,818	41,508	121,142
Reinvested capital gains	-	-	-	-	1,118,211	-	39,440	-

Net increase (decrease) in contract owners’ equity resulting from operations	573,582	4,316,676	13,279	195,659	2,737,752	1,226,319	106,453	125,115

Equity transactions:
Purchase payments received from contract owners (note 3)	177,737	209,599	15,949	7,986	381,675	133,609	20,161	7,640
Transfers between funds	(1,482,147)	(5,313,468)	(28,201)	(76,757)	22,374,986	8,373,034	(167,564)	1,016,495
Redemptions (note 3)	(2,335,441)	(2,665,546)	(276,285)	(60,744)	(4,326,362)	(625,133)	(172,399)	(47,310)
Annuity benefits	-	-	(11,848)	(11,256)	(24,493)	(3,668)	(410)	-
Contract maintenance charges (note 2)	(692)	(979)	3	-	(1,312)	(375)	-	-
Contingent deferred sales charges (note 2)	(3,981)	(7,023)	(379)	(415)	(12,356)	(3,771)	(33)	(452)
Adjustments to maintain reserves	892	(4,427)	85	(30)	(10,064)	(230)	479	(178)

Net equity transactions	(3,643,632)	(7,781,844)	(300,676)	(141,216)	18,382,074	7,873,466	(319,767)	976,195

Net change in contract owners’ equity	(3,070,050)	(3,465,168)	(287,397)	54,443	21,119,826	9,099,785	(213,314)	1,101,310
Contract owners’ equity beginning of period	17,575,662	21,040,830	926,394	871,951	9,155,872	56,087	1,101,310	-

Contract owners’ equity end of period	$14,505,612	17,575,662	638,997	926,394	30,275,698	9,155,872	887,996	1,101,310

CHANGES IN UNITS:
Beginning units	1,150,634	1,767,075	67,302	78,668	1,116,209	8,873	138,048	-
Units purchased	116,963	206,674	6,945	10,201	3,481,033	1,296,479	1,661	147,615
Units redeemed	(362,446)	(823,115)	(34,832)	(21,567)	(1,362,057)	(189,143)	(42,301)	(9,567)

Ending units	905,151	1,150,634	39,415	67,302	3,235,185	1,116,209	97,408	138,048

(Continued)

49

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(26,704)	-	(50,722)	(7,222)	(1,152,256)	(551,450)	(92,638)	(35,244)
Realized gain (loss) on investments	(205,887)	-	163,146	176,869	5,261,698	956,178	257,437	54,026
Change in unrealized gain (loss) on investments	130,707	-	132,358	479,467	19,775,865	14,618,887	1,462,680	840,857
Reinvested capital gains	348,076	-	207,149	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	246,192	-	451,931	649,114	23,885,307	15,023,615	1,627,479	859,639

Equity transactions:
Purchase payments received from contract owners (note 3)	100,366	-	60,112	56,414	1,918,724	749,257	111,284	(179,166)
Transfers between funds	11,324,576	-	(444,967)	5,007,591	(5,160,556)	98,434,637	(407,884)	6,974,862
Redemptions (note 3)	(1,417,191)	-	(898,416)	(301,422)	(16,017,711)	(8,122,814)	(831,937)	(311,969)
Annuity benefits	(336)	-	(8,507)	(4,392)	(65,043)	(29,805)	-	-
Contract maintenance charges (note 2)	(70)	-	(26)	(14)	(3,826)	(6,880)	-	-
Contingent deferred sales charges (note 2)	(886)	-	(1,890)	(414)	(28,692)	(19,255)	-	-
Adjustments to maintain reserves	480	-	539	(481)	4,206	182,396	1,132	202,264

Net equity transactions	10,006,939	-	(1,293,155)	4,757,282	(19,352,899)	91,187,536	(1,127,405)	6,685,991

Net change in contract owners’ equity	10,253,131	-	(841,224)	5,406,396	4,532,408	106,211,151	500,074	7,545,630
Contract owners’ equity beginning of period	-	-	5,500,205	93,809	107,746,945	1,535,794	7,545,630	-

Contract owners’ equity end of period	$10,253,131	-	4,658,981	5,500,205	112,279,353	107,746,945	8,045,704	7,545,630

CHANGES IN UNITS:
Beginning units	-	-	671,187	14,426	13,643,300	246,427	970,197	-
Units purchased	1,317,023	-	70,763	988,782	909,181	15,743,231	61,705	1,080,778
Units redeemed	(338,531)	-	(231,653)	(332,021)	(3,228,254)	(2,346,358)	(203,292)	(110,581)

Ending units	978,492	-	510,297	671,187	11,324,227	13,643,300	828,610	970,197

(Continued)

50

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMMV2		SCGF		SCGF2		SCVF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$95,347	11,971	(301,985)	(300,305)	(9,617)	(9,891)	(609,409)	(616,864)
Realized gain (loss) on investments	2,955,674	(309,902)	(1,319,049)	(9,436,388)	(5,150)	(50,848)	(9,908,916)	(23,805,570)
Change in unrealized gain (loss) on investments	6,142,025	9,580,160	7,327,167	15,353,901	118,205	175,458	36,677,316	48,274,125
Reinvested capital gains	3,384,013	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,577,059	9,282,229	5,706,133	5,617,208	103,438	114,719	26,158,991	23,851,691

Equity transactions:
Purchase payments received from contract owners (note 3)	1,112,267	640,896	525,121	542,505	40,677	10,502	1,837,780	2,547,344
Transfers between funds	(5,140,546)	74,469,147	537,786	(748,929)	11,475	(23,356)	(5,510,180)	(6,924,056)
Redemptions (note 3)	(14,112,991)	(6,047,743)	(4,500,541)	(4,659,719)	(242,049)	(95,335)	(20,079,069)	(19,846,277)
Annuity benefits	(18,824)	(6,144)	(9,546)	(7,580)	(28)	(23)	(48,647)	(38,527)
Contract maintenance charges (note 2)	(1,836)	(959)	(970)	(1,075)	-	-	(3,175)	(3,576)
Contingent deferred sales charges (note 2)	(21,522)	(12,899)	(6,395)	(14,531)	(83)	(921)	(30,708)	(55,664)
Adjustments to maintain reserves	2,562	(17,051)	1,115	(978)	129	(42)	6,726	10,761

Net equity transactions	(18,180,890)	69,025,247	(3,453,429)	(4,890,307)	(189,879)	(109,175)	(23,827,274)	(24,309,995)

Net change in contract owners’ equity	(5,603,831)	78,307,476	2,252,704	726,901	(86,441)	5,544	2,331,717	(458,304)
Contract owners’ equity beginning of period	81,378,423	3,070,947	27,829,313	27,102,412	594,603	589,059	120,541,715	121,000,019

Contract owners’ equity end of period	$75,774,592	81,378,423	30,082,017	27,829,313	508,162	594,603	122,873,432	120,541,715

CHANGES IN UNITS:
Beginning units	9,387,443	457,440	2,405,794	2,959,328	75,333	93,131	5,299,089	6,639,101
Units purchased	521,586	10,720,008	304,958	1,220,209	8,273	6,620	404,505	844,761
Units redeemed	(2,522,203)	(1,790,005)	(617,202)	(1,773,743)	(31,045)	(24,418)	(1,395,285)	(2,184,773)

Ending units	7,386,826	9,387,443	2,093,550	2,405,794	52,561	75,333	4,308,309	5,299,089

(Continued)

51

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCVF2		SCF		SCF2		MSBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(17,392)	(15,781)	(982,254)	(972,767)	(49,211)	(44,888)	3,800,350	6,530,047
Realized gain (loss) on investments	(210,338)	(271,750)	(14,481,957)	(26,582,315)	(435,338)	(382,040)	(3,154,503)	(10,117,568)
Change in unrealized gain (loss) on investments	482,568	545,360	40,966,066	60,450,689	1,030,722	1,181,110	6,246,020	19,485,737
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	254,838	257,829	25,501,855	32,895,607	546,173	754,182	6,891,867	15,898,216

Equity transactions:
Purchase payments received from contract owners (note 3)	18,027	8,482	1,747,711	2,318,107	30,524	22,966	877,761	1,057,996
Transfers between funds	47,389	(49,723)	(7,532,828)	(8,103,761)	(113,999)	(31,923)	(2,492,534)	4,321,755
Redemptions (note 3)	(371,757)	(187,795)	(20,789,293)	(18,951,199)	(680,848)	(421,203)	(15,912,675)	(14,469,332)
Annuity benefits	(81)	(65)	(54,923)	(48,346)	-	-	(36,117)	(37,430)
Contract maintenance charges (note 2)	-	-	(3,265)	(3,619)	-	-	(769)	(890)
Contingent deferred sales charges (note 2)	(130)	(1,409)	(28,046)	(36,717)	(186)	(1,164)	(12,191)	(24,276)
Adjustments to maintain reserves	260	(88)	11,456	(1,697)	(54)	(77)	(279)	(4,052)

Net equity transactions	(306,292)	(230,598)	(26,649,188)	(24,827,232)	(764,564)	(431,401)	(17,576,804)	(9,156,229)

Net change in contract owners’ equity	(51,454)	27,231	(1,147,333)	8,068,375	(218,391)	322,781	(10,684,937)	6,741,987
Contract owners’ equity beginning of period	1,336,545	1,309,314	126,050,167	117,981,792	2,898,029	2,575,248	81,077,095	74,335,108

Contract owners’ equity end of period	$1,285,091	1,336,545	124,902,834	126,050,167	2,679,638	2,898,029	70,392,158	81,077,095

CHANGES IN UNITS:
Beginning units	123,050	148,938	6,145,117	7,666,352	239,791	281,038	5,382,701	6,067,116
Units purchased	20,872	9,550	279,565	837,288	6,640	18,552	773,497	3,305,125
Units redeemed	(48,616)	(35,438)	(1,524,061)	(2,358,523)	(65,528)	(59,799)	(1,892,973)	(3,989,540)

Ending units	95,306	123,050	4,900,621	6,145,117	180,903	239,791	4,263,225	5,382,701

(Continued)

52

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVSTB2		GGTC		GGTC3		GVUG1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$28,580	151,754	(3,345)	(8,699)	(37,987)	(82,737)	(1,493)	(3,867)
Realized gain (loss) on investments	39,677	198,733	10,772	(89,116)	2,043,904	(2,469,685)	(73,314)	(91,588)
Change in unrealized gain (loss) on investments	152,590	(86,287)	16,283	435,935	(1,758,726)	5,596,497	86,661	143,606
Reinvested capital gains	29,857	71,628	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	250,704	335,828	23,710	338,120	247,191	3,044,075	11,854	48,151

Equity transactions:
Purchase payments received from contract owners (note 3)	298,114	395,396	3,488	14,522	129,550	133,417	55,490	2,153
Transfers between funds	(2,043,408)	21,650,019	(920,719)	(7,149)	(11,621,237)	5,686,652	(299,850)	(85,265)
Redemptions (note 3)	(4,234,794)	(2,581,989)	(66,498)	(134,738)	(456,715)	(1,053,719)	(6,531)	(17,701)
Annuity benefits	(52,052)	(6,115)	464	-	298	-	(1,328)	(12,725)
Contract maintenance charges (note 2)	(137)	(72)	(49)	(93)	(124)	(400)	-	-
Contingent deferred sales charges (note 2)	(2,788)	(5,266)	(40)	(218)	(1,469)	(3,539)	-	(46)
Adjustments to maintain reserves	(251)	(2,095)	569	(1,086)	366	(537)	(11)	2,075

Net equity transactions	(6,035,316)	19,449,878	(982,785)	(128,762)	(11,949,331)	4,761,874	(252,230)	(111,509)

Net change in contract owners’ equity	(5,784,612)	19,785,706	(959,075)	209,358	(11,702,140)	7,805,949	(240,376)	(63,358)
Contract owners’ equity beginning of period	21,844,420	2,058,714	959,075	749,717	11,702,140	3,896,191	240,376	303,734

Contract owners’ equity end of period	$16,059,808	21,844,420	-	959,075	-	11,702,140	-	240,376

CHANGES IN UNITS:
Beginning units	2,035,595	208,273	318,647	374,006	1,054,005	530,725	21,372	32,147
Units purchased	356,966	3,219,165	13,228	49,478	155,204	1,053,538	-	509
Units redeemed	(923,375)	(1,391,843)	(331,875)	(104,837)	(1,209,209)	(530,258)	(21,372)	(11,284)

Ending units	1,469,186	2,035,595	-	318,647	-	1,054,005	-	21,372

(Continued)

53

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVUGL		NVOLG1		NVOLG2		NVTIV3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(29,860)	(91,617)	(315,593)	(1,438)	(13,974)	(54)	32,413	(10,213)
Realized gain (loss) on investments	(2,198,108)	(1,460,729)	3,352	5,055	7,683	1	486,042	96,170
Change in unrealized gain (loss) on investments	2,576,510	3,173,287	1,595,745	49,810	41,915	532	(877,268)	925,808
Reinvested capital gains	-	-	142,197	24,039	3,683	210	536,722	9,524

Net increase (decrease) in contract owners’ equity resulting from operations	348,542	1,620,941	1,425,701	77,466	39,307	689	177,909	1,021,289

Equity transactions:
Purchase payments received from contract owners (note 3)	51,468	115,559	784,417	36,434	144,922	-	186,591	148,858
Transfers between funds	(7,919,489)	(531,914)	503,227,250	1,381,379	13,169,143	11,961	(1,504,029)	5,012,489
Redemptions (note 3)	(332,749)	(1,078,097)	(6,877,641)	(19,805)	(384,477)	-	(882,523)	(325,490)
Annuity benefits	-	-	(21,200)	(2,192)	(44)	-	-	-
Contract maintenance charges (note 2)	(76)	(283)	(919)	-	-	-	(884)	(446)
Contingent deferred sales charges (note 2)	(1,635)	(3,862)	(10,115)	(30)	-	-	(5,815)	(2,487)
Adjustments to maintain reserves	(149)	(446)	(41,058)	23	(93,181)	(1)	62	(96)

Net equity transactions	(8,202,629)	(1,499,043)	497,060,734	1,395,809	12,836,363	11,960	(2,206,599)	4,832,828

Net change in contract owners’ equity	(7,854,087)	121,898	498,486,435	1,473,275	12,875,670	12,649	(2,028,690)	5,854,117
Contract owners’ equity beginning of period	7,854,087	7,732,189	1,473,275	-	12,649	-	5,854,117	-

Contract owners’ equity end of period	$-	7,854,087	499,959,710	1,473,275	12,888,319	12,649	3,825,427	5,854,117

CHANGES IN UNITS:
Beginning units	657,631	806,416	103,250	-	983	-	452,463	-
Units purchased	48,568	133,367	36,704,839	109,948	965,172	983	93,255	520,692
Units redeemed	(706,199)	(282,152)	(1,364,432)	(6,698)	(31,933)	-	(264,575)	(68,229)

Ending units	-	657,631	35,443,657	103,250	934,222	983	281,143	452,463

(Continued)

54

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	EIF		NVRE1		AMTB		PMVFAD
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$94,843	(9,310)	757,013	387,712	1,265,874	1,945,679	10,380	2,940
Realized gain (loss) on investments	(804,439)	(11,417,909)	6,326,928	406,496	(1,520,958)	(2,370,986)	38,029	17,171
Change in unrealized gain (loss) on investments	4,346,272	17,755,765	10,699,688	14,255,390	1,473,189	3,884,748	347,535	(144,552)
Reinvested capital gains	-	-	8,019,861	317,124	-	-	61,485	52,958

Net increase (decrease) in contract owners’ equity resulting from operations	3,636,676	6,328,546	25,803,490	15,366,722	1,218,105	3,459,441	457,429	(71,483)

Equity transactions:
Purchase payments received from contract owners (note 3)	416,056	633,988	1,507,534	845,889	487,181	759,366	106,465	191,525
Transfers between funds	(1,274,946)	(3,866,340)	(3,298,660)	87,805,724	5,874,730	1,640,479	3,240,563	3,828,542
Redemptions (note 3)	(5,439,290)	(5,409,728)	(18,180,312)	(5,252,274)	(6,715,242)	(5,386,545)	(569,757)	(71,188)
Annuity benefits	(36,153)	(33,553)	(42,365)	(17,314)	(42,135)	(31,941)	-	-
Contract maintenance charges (note 2)	(1,397)	(1,525)	(3,288)	(1,186)	(705)	(978)	(33)	(3)
Contingent deferred sales charges (note 2)	(11,309)	(13,075)	(30,265)	(12,920)	(13,088)	(15,287)	(799)	-
Adjustments to maintain reserves	3,626	3,662	9,466	(15,158)	(1,079)	(2,584)	162	(552)

Net equity transactions	(6,343,413)	(8,686,571)	(20,037,890)	83,352,761	(410,339)	(3,037,490)	2,776,601	3,948,324

Net change in contract owners’ equity	(2,706,737)	(2,358,025)	5,765,600	98,719,483	807,766	421,951	3,234,030	3,876,841
Contract owners’ equity beginning of period	30,155,588	32,513,613	99,594,873	875,390	29,544,196	29,122,245	3,876,841	-

Contract owners’ equity end of period	$27,448,851	30,155,588	105,360,473	99,594,873	30,351,962	29,544,196	7,110,871	3,876,841

CHANGES IN UNITS:
Beginning units	2,805,689	3,874,794	13,652,000	155,589	2,844,136	3,139,734	356,059	-
Units purchased	319,972	1,223,671	2,138,368	16,533,236	1,617,972	1,798,215	552,224	402,169
Units redeemed	(903,835)	(2,292,776)	(4,579,636)	(3,036,825)	(1,652,809)	(2,093,813)	(305,327)	(46,110)

Ending units	2,221,826	2,805,689	11,210,732	13,652,000	2,809,299	2,844,136	602,956	356,059

(Continued)

55

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVLAD		AVB		AVBV2		AVCA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$114,429	71,650	1,293	11,247	(696)	(45,701)	(512)	(473)
Realized gain (loss) on investments	(1,151)	53,928	(25,010)	(35,375)	1,164	(2,494,621)	(425)	(3,163)
Change in unrealized gain (loss) on investments	819,202	(476,075)	38,809	84,838	3,029	4,135,944	13,429	18,958
Reinvested capital gains	111,657	752,997	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,044,137	402,500	15,092	60,710	3,497	1,595,622	12,492	15,322

Equity transactions:
Purchase payments received from contract owners (note 3)	1,135,801	384,387	1,192	1,436	-	39,197	760	809
Transfers between funds	18,926,314	18,223,964	(38,417)	64,468	(800)	(4,727,337)	1,349	2,984
Redemptions (note 3)	(5,728,438)	(1,136,626)	(124,506)	(81,231)	(6,200)	(589,656)	(22,649)	(2,691)
Annuity benefits	(20,238)	(897)	-	-	(3,456)	(7,864)	-	-
Contract maintenance charges (note 2)	(389)	(159)	-	-	-	(16)	-	-
Contingent deferred sales charges (note 2)	(5,351)	(2,269)	-	(143)	(191)	(3,631)	(7)	-
Adjustments to maintain reserves	146	(2,127)	-	(33)	(353)	1,550	(44)	18

Net equity transactions	14,307,846	17,466,273	(161,731)	(15,503)	(11,001)	(5,287,757)	(20,592)	1,120

Net change in contract owners’ equity	15,351,983	17,868,773	(146,639)	45,207	(7,504)	(3,692,135)	(8,100)	16,442
Contract owners’ equity beginning of period	17,868,773	-	347,836	302,629	81,041	3,773,176	101,643	85,201

Contract owners’ equity end of period	$33,220,756	17,868,773	201,197	347,836	73,537	81,041	93,543	101,643

CHANGES IN UNITS:
Beginning units	1,622,430	-	37,731	43,568	8,622	642,858	11,670	11,674
Units purchased	3,177,618	1,925,296	3,101	9,801	-	1,589,336	353	1,547
Units redeemed	(1,905,505)	(302,866)	(20,641)	(15,638)	(1,214)	(2,223,572)	(2,663)	(1,551)

Ending units	2,894,543	1,622,430	20,191	37,731	7,408	8,622	9,360	11,670

(Continued)

56

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVCA2		AVCD2		AVGI		AVCE2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(12,101)	(15,357)	(17,716)	(18,555)	(2,022)	3,062	(10,444)	(4,892)
Realized gain (loss) on investments	47,087	(653,222)	189,048	(1,059,596)	849	(15,695)	(11,774)	(130,015)
Change in unrealized gain (loss) on investments	107,799	847,275	37,163	1,561,643	39,686	96,347	75,200	378,687
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	142,785	178,696	208,495	483,492	38,513	83,714	52,982	243,780

Equity transactions:
Purchase payments received from contract owners (note 3)	31,183	29,481	28,033	18,343	109,460	932	16,674	46,151
Transfers between funds	(22,323)	49,890	(490,017)	375,153	(37,188)	159,540	(47,361)	(22,976)
Redemptions (note 3)	(191,957)	(115,412)	(386,621)	(252,991)	(120,463)	(47,950)	(319,586)	(416,537)
Annuity benefits	(6,936)	(6,353)	(6,122)	(5,588)	-	-	-	-
Contract maintenance charges (note 2)	(19)	(12)	(37)	(37)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(133)	(625)	(809)	(15)	(444)	(238)	(701)
Adjustments to maintain reserves	714	(102)	1,921	(61)	53	(35)	(52)	(27)

Net equity transactions	(189,338)	(42,641)	(853,468)	134,010	(48,152)	112,043	(350,562)	(394,090)

Net change in contract owners’ equity	(46,553)	136,055	(644,973)	617,502	(9,639)	195,757	(297,580)	(150,310)
Contract owners’ equity beginning of period	1,225,189	1,089,134	1,893,780	1,276,278	497,604	301,847	1,105,384	1,255,694

Contract owners’ equity end of period	$1,178,636	1,225,189	1,248,807	1,893,780	487,965	497,604	807,804	1,105,384

CHANGES IN UNITS:
Beginning units	147,550	153,590	208,876	194,563	41,016	31,402	113,102	161,347
Units purchased	17,968	310,558	96,985	152,938	9,398	31,214	8,857	31,251
Units redeemed	(39,530)	(316,598)	(195,002)	(138,625)	(12,793)	(21,600)	(44,701)	(79,496)

Ending units	125,988	147,550	110,859	208,876	37,621	41,016	77,258	113,102

(Continued)

57

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	IVHS		IVRE		ALVGIB		ALVPGB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,212)	(640)	13,388	(2,797)	(27,989)	26,461	(25,029)	(30,964)
Realized gain (loss) on investments	(11,304)	(15,792)	(62,711)	(99,902)	(169,440)	(146,518)	81,174	(15,601)
Change in unrealized gain (loss) on investments	15,412	37,517	101,454	183,658	349,649	378,153	57,337	552,953
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,896	21,085	52,131	80,959	152,220	258,096	113,482	506,388

Equity transactions:
Purchase payments received from contract owners (note 3)	28,996	47,700	52,424	53,079	30,499	9,203	7,558	6,637
Transfers between funds	16,421	1,223	31,583	57,318	34,087	(21,351)	(61,100)	42,661
Redemptions (note 3)	(62,720)	(31,969)	(102,990)	(92,839)	(405,101)	(146,232)	(463,820)	(178,233)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(393)	(143)	(696)	(504)	(46)	(734)	(2)	(1,276)
Adjustments to maintain reserves	41	(35)	(8)	129	(45)	(85)	(36)	(45)

Net equity transactions	(17,655)	16,776	(19,687)	17,183	(340,606)	(159,199)	(517,400)	(130,256)

Net change in contract owners’ equity	(14,759)	37,861	32,444	98,142	(188,386)	98,897	(403,918)	376,132
Contract owners’ equity beginning of period	117,816	79,955	310,149	212,007	1,636,759	1,537,862	2,012,131	1,635,999

Contract owners’ equity end of period	$103,057	117,816	342,593	310,149	1,448,373	1,636,759	1,608,213	2,012,131

CHANGES IN UNITS:
Beginning units	11,235	9,622	36,267	32,265	174,315	193,493	204,515	224,033
Units purchased	1,785	4,846	9,825	16,035	7,491	7,220	7,165	19,043
Units redeemed	(3,585)	(3,233)	(11,618)	(12,033)	(42,492)	(26,398)	(60,352)	(38,561)

Ending units	9,435	11,235	34,474	36,267	139,314	174,315	151,328	204,515

(Continued)

58

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ALVSVB		ACVIG		ACVIG2		ACVIP2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(113,166)	(42,903)	250,638	2,551,041	(10,180)	38,509	363,675	378,940
Realized gain (loss) on investments	1,627,372	(1,672,575)	(1,500,432)	(4,122,880)	(60,331)	(79,087)	430,039	279,678
Change in unrealized gain (loss) on investments	(42,881)	2,909,210	9,073,806	11,595,005	232,364	260,358	1,833,868	5,203,620
Reinvested capital gains	-	185,907	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,471,325	1,379,639	7,824,012	10,023,166	161,853	219,780	2,627,582	5,862,238

Equity transactions:
Purchase payments received from contract owners (note 3)	413,404	441,523	1,079,139	1,891,827	956	22,596	1,367,541	1,535,740
Transfers between funds	2,092,442	2,486,770	(2,552,379)	(2,980,691)	17,163	(104,473)	3,711,324	8,913,674
Redemptions (note 3)	(1,649,000)	(560,153)	(11,337,777)	(13,774,170)	(260,961)	(170,185)	(11,601,803)	(13,079,376)
Annuity benefits	(33,065)	(11,522)	(25,688)	(15,181)	(355)	(314)	(138,370)	(112,563)
Contract maintenance charges (note 2)	(51)	(11)	(2,009)	(2,284)	-	-	(572)	(675)
Contingent deferred sales charges (note 2)	(2,547)	(4,900)	(13,967)	(30,625)	(249)	(1,450)	(14,110)	(29,974)
Adjustments to maintain reserves	6,275	(168)	1,382	(11,862)	52	134	15,755	(9,402)

Net equity transactions	827,459	2,351,539	(12,851,300)	(14,922,986)	(243,394)	(253,692)	(6,660,235)	(2,782,576)

Net change in contract owners’ equity	2,298,784	3,731,178	(5,027,288)	(4,899,820)	(81,541)	(33,912)	(4,032,653)	3,079,662
Contract owners’ equity beginning of period	8,017,358	4,286,180	70,937,706	75,837,526	1,593,498	1,627,410	69,965,093	66,885,431

Contract owners’ equity end of period	$10,316,142	8,017,358	65,910,418	70,937,706	1,511,957	1,593,498	65,932,440	69,965,093

CHANGES IN UNITS:
Beginning units	714,580	548,109	5,855,561	7,348,426	163,644	192,829	5,478,989	5,726,351
Units purchased	1,273,259	1,098,414	275,300	678,235	5,259	8,633	1,402,286	2,759,557
Units redeemed	(1,235,934)	(931,943)	(1,322,853)	(2,171,100)	(29,701)	(37,818)	(1,918,542)	(3,006,919)

Ending units	751,905	714,580	4,808,008	5,855,561	139,202	163,644	4,962,733	5,478,989

(Continued)

59

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVI		ACVI3		ACVMV1		ACVMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$18,876	522,401	907	423,708	112,302	217,041	1,730	6,786
Realized gain (loss) on investments	89,442	(382,532)	3,455	(4,188,834)	628,565	(2,746,240)	(10,687)	(17,351)
Change in unrealized gain (loss) on investments	149,839	5,793,211	11,279	8,574,650	828,738	3,868,246	88,017	95,962
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	258,157	5,933,080	15,641	4,809,524	1,569,605	1,339,047	79,060	85,397

Equity transactions:
Purchase payments received from contract owners (note 3)	227,972	347,839	1,317	605,607	264,638	270,822	54,972	66,866
Transfers between funds	414,611	(37,065,738)	(9,551)	(33,156,089)	(94,656)	145,612	37,626	(6)
Redemptions (note 3)	(570,723)	(3,132,269)	(5,421)	(2,786,638)	(1,847,730)	(1,392,453)	(15,608)	(9,350)
Annuity benefits	(2,972)	(10,067)	(591)	(833)	-	-	(38,685)	(26,335)
Contract maintenance charges (note 2)	-	(470)	(23)	(570)	(395)	(446)	29	-
Contingent deferred sales charges (note 2)	(2,599)	(3,720)	-	(9,158)	(2,536)	(3,224)	(59)	(74)
Adjustments to maintain reserves	312	(1,169)	81	(2,327)	(280)	(7,042)	110	72

Net equity transactions	66,601	(39,865,594)	(14,187)	(35,350,008)	(1,680,960)	(986,731)	38,385	31,173

Net change in contract owners’ equity	324,758	(33,932,514)	1,454	(30,540,484)	(111,355)	352,316	117,445	116,570
Contract owners’ equity beginning of period	1,817,558	35,750,072	152,658	30,693,142	11,196,510	10,844,194	426,241	309,671

Contract owners’ equity end of period	$2,142,316	1,817,558	154,112	152,658	11,085,155	11,196,510	543,686	426,241

CHANGES IN UNITS:
Beginning units	125,256	3,336,445	11,571	3,095,336	1,084,995	1,333,554	35,520	32,785
Units purchased	35,942	32,933	1,166	306,073	491,391	939,514	7,663	6,339
Units redeemed	(29,308)	(3,244,122)	(2,261)	(3,389,838)	(662,325)	(1,188,073)	(4,338)	(3,604)

Ending units	131,890	125,256	10,476	11,571	914,061	1,084,995	38,845	35,520

(Continued)

60

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU1		ACVV		ACVV2		ACVVS1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(971)	(19,883)	752,716	8,182,037	(11,739)	146,653	-	(37,079)
Realized gain (loss) on investments	5,845	(3,220,488)	(40,368,903)	(39,690,837)	(941,497)	(742,671)	-	(4,259,450)
Change in unrealized gain (loss) on investments	12,279	3,911,438	54,692,187	58,222,005	1,268,133	1,224,611	-	4,669,213
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,153	671,067	15,076,000	26,713,205	314,897	628,593	-	372,684

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,593)	41,858	2,276,199	3,751,980	23,700	101,622	-	91,638
Transfers between funds	216,415	(4,682,652)	(166,200,809)	(16,858,472)	(3,666,891)	(78,197)	-	(5,906,629)
Redemptions (note 3)	(13,969)	(571,535)	(27,965,135)	(32,061,575)	(778,793)	(755,109)	-	(597,268)
Annuity benefits	-	(5,164)	(69,020)	(67,839)	-	-	-	-
Contract maintenance charges (note 2)	-	(216)	(3,986)	(5,064)	-	-	-	(163)
Contingent deferred sales charges (note 2)	7	(2,402)	(40,006)	(82,221)	(416)	(3,261)	-	(4,263)
Adjustments to maintain reserves	1	(208)	(6,020)	(52,433)	14	(136)	-	(17,322)

Net equity transactions	200,861	(5,220,319)	(192,008,777)	(45,375,624)	(4,422,386)	(735,081)	-	(6,434,007)

Net change in contract owners’ equity	218,014	(4,549,252)	(176,932,777)	(18,662,419)	(4,107,489)	(106,488)	-	(6,061,323)
Contract owners’ equity beginning of period	27,967	4,577,219	179,261,177	197,923,596	4,107,489	4,213,977	-	6,061,323

Contract owners’ equity end of period	$245,981	27,967	2,328,400	179,261,177	-	4,107,489	-	-

CHANGES IN UNITS:
Beginning units	3,041	624,611	10,383,543	13,651,071	358,036	431,804	-	889,566
Units purchased	22,418	67,042	541,204	1,681,592	13,643	36,112	-	88,029
Units redeemed	(1,844)	(688,612)	(10,807,086)	(4,949,120)	(371,679)	(109,880)	-	(977,595)

Ending units	23,615	3,041	117,661	10,383,543	-	358,036	-	-

(Continued)

61

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVVS2		DVSCS		DSIF		DSRG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(2,669)	(132,263)	326,799	2,328,617	3,106,179	(83,721)	(40,764)
Realized gain (loss) on investments	-	(220,605)	(590,013)	(13,196,435)	7,866,902	(6,831,586)	1,303,082	340,147
Change in unrealized gain (loss) on investments	-	245,455	6,113,604	12,778,447	32,392,551	54,567,717	4,273,277	11,413,547
Reinvested capital gains	-	-	-	4,079,322	-	20,763,529	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	22,181	5,391,328	3,988,133	42,588,070	71,605,839	5,492,638	11,712,930

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	385,397	444,988	7,546,756	11,940,758	1,493,947	2,331,393
Transfers between funds	(1,077)	(278,393)	(2,956,421)	(2,597,247)	(6,486,526)	(10,061,543)	(1,368,028)	(1,720,918)
Redemptions (note 3)	65	(4,993)	(4,509,403)	(3,076,052)	(49,955,688)	(54,297,090)	(6,404,196)	(6,699,361)
Annuity benefits	681	(13,204)	(46,739)	(37,157)	(168,231)	(144,647)	(5,866)	(4,984)
Contract maintenance charges (note 2)	-	-	(1,403)	(1,450)	(10,169)	(11,452)	(3,562)	(3,926)
Contingent deferred sales charges (note 2)	-	-	(8,890)	(14,586)	(106,802)	(128,538)	(21,625)	(27,806)
Adjustments to maintain reserves	331	66	(2,420)	(1,301)	(1,702)	(18,780)	(270)	(2,672)

Net equity transactions	-	(296,524)	(7,139,880)	(5,282,805)	(49,182,361)	(52,721,292)	(6,309,600)	(6,128,274)

Net change in contract owners’ equity	-	(274,343)	(1,748,552)	(1,294,672)	(6,594,291)	18,884,547	(816,962)	5,584,656
Contract owners’ equity beginning of period	-	274,343	28,810,209	30,104,881	354,077,849	335,193,302	45,808,835	40,224,179

Contract owners’ equity end of period	$-	-	27,061,657	28,810,209	347,483,558	354,077,849	44,991,873	45,808,835

CHANGES IN UNITS:
Beginning units	-	32,734	2,276,941	2,956,423	29,044,402	34,537,124	4,390,417	5,103,159
Units purchased	-	-	895,658	1,396,910	2,238,764	4,662,547	132,790	257,714
Units redeemed	-	(32,734)	(1,456,447)	(2,076,392)	(6,246,533)	(10,155,269)	(726,803)	(970,456)

Ending units	-	-	1,716,152	2,276,941	25,036,633	29,044,402	3,796,404	4,390,417

(Continued)

62

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DSRGS		DCAP		DCAPS		DSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,132)	(1,180)	608,923	841,126	3,143	14,969	(341)	503
Realized gain (loss) on investments	5,071	(10)	(1,187,204)	(3,114,475)	(23,319)	(142,826)	(64,814)	(10,035)
Change in unrealized gain (loss) on investments	6,784	30,275	7,903,281	8,565,347	216,900	254,207	93,355	40,653
Reinvested capital gains	-	-	-	4,248,521	-	159,016	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,723	29,085	7,325,000	10,540,519	196,724	285,366	28,200	31,121

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	1,044,411	1,513,681	23,451	43,397	1,538	1,659
Transfers between funds	67	(554)	2,389,306	(3,135,812)	2,186	(366,182)	(48,228)	4,345
Redemptions (note 3)	(34,626)	(11,097)	(8,524,120)	(9,343,972)	(365,825)	(278,198)	(46,431)	(2,958)
Annuity benefits	-	-	(47,863)	(34,187)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,421)	(1,631)	-	-	-	-
Contingent deferred sales charges (note 2)	(52)	-	(14,917)	(22,730)	(442)	(985)	-	(2)
Adjustments to maintain reserves	(9)	(29)	2,790	(4,931)	33	(86)	(33)	(1)

Net equity transactions	(34,620)	(11,680)	(5,151,814)	(11,029,582)	(340,596)	(602,054)	(93,154)	3,043

Net change in contract owners’ equity	(23,897)	17,405	2,173,186	(489,063)	(143,872)	(316,688)	(64,954)	34,164
Contract owners’ equity beginning of period	114,013	96,608	58,440,758	58,929,821	1,765,657	2,082,345	157,759	123,595

Contract owners’ equity end of period	$90,116	114,013	60,613,944	58,440,758	1,621,785	1,765,657	92,805	157,759

CHANGES IN UNITS:
Beginning units	12,253	13,576	4,306,442	5,283,363	170,902	243,047	17,873	17,445
Units purchased	14	-	559,236	731,917	5,043	16,642	1,894	1,660
Units redeemed	(3,671)	(1,323)	(960,614)	(1,708,838)	(36,569)	(88,787)	(11,602)	(1,232)

Ending units	8,596	12,253	3,905,064	4,306,442	139,376	170,902	8,165	17,873

(Continued)

63

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DVIV		FCA2S		FALFS		FHIBS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,915	6,977	(7,571)	(6,636)	2,345	577	211,859	294,877
Realized gain (loss) on investments	(59,593)	(1,733)	39,295	16,943	(117,852)	(59,811)	(185,299)	(251,671)
Change in unrealized gain (loss) on investments	59,025	62,504	23,346	45,309	121,201	77,495	314,327	1,273,309
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,347	67,748	55,070	55,616	5,694	18,261	340,887	1,316,515

Equity transactions:
Purchase payments received from contract owners (note 3)	52	-	776	1,728	1,603	165	21,309	88,043
Transfers between funds	-	-	157,657	(21,677)	(184,185)	(32,306)	149,801	(25,340)
Redemptions (note 3)	(141,182)	(46,316)	(171,031)	(83,210)	(10,203)	(605)	(1,536,207)	(497,383)
Annuity benefits	-	-	-	-	-	-	(188)	(155)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16)	(28)	(123)	(166)	-	-	(642)	(3,013)
Adjustments to maintain reserves	101	(57)	(19)	(22)	(14)	(21)	(10)	(346)

Net equity transactions	(141,045)	(46,401)	(12,740)	(103,347)	(192,798)	(32,767)	(1,365,937)	(438,194)

Net change in contract owners’ equity	(139,698)	21,347	42,330	(47,731)	(187,104)	(14,506)	(1,025,050)	878,321
Contract owners’ equity beginning of period	257,017	235,670	565,180	612,911	187,104	201,610	3,596,161	2,717,840

Contract owners’ equity end of period	$117,319	257,017	607,510	565,180	-	187,104	2,571,111	3,596,161

CHANGES IN UNITS:
Beginning units	16,864	20,031	58,283	70,121	23,209	27,949	242,434	273,394
Units purchased	3	-	20,823	2,667	221	122	25,470	41,843
Units redeemed	(9,522)	(3,167)	(22,258)	(14,505)	(23,430)	(4,862)	(113,551)	(72,803)

Ending units	7,345	16,864	56,848	58,283	-	23,209	154,353	242,434

(Continued)

64

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVMOS		FQB		FQBS		FC2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$74,613	42,765	5,949,717	8,644,914	205,478	291,955	(175,566)	(69,922)
Realized gain (loss) on investments	(136,793)	63,058	(1,515,432)	(4,351,727)	(57,150)	(239,255)	(2,399,028)	(367,177)
Change in unrealized gain (loss) on investments	87,939	(100,637)	6,203,379	22,969,480	257,906	1,024,685	3,800,265	3,402,497
Reinvested capital gains	-	106,126	-	-	-	-	4	2,859

Net increase (decrease) in contract owners’ equity resulting from operations	25,759	111,312	10,637,664	27,262,667	406,234	1,077,385	1,225,675	2,968,257

Equity transactions:
Purchase payments received from contract owners (note 3)	325	113,149	1,859,344	2,949,375	42,563	142,829	291,114	134,795
Transfers between funds	(2,969,387)	(287,918)	(665,029)	(3,406,293)	331,812	148,611	(10,375,269)	(279,751)
Redemptions (note 3)	(136,639)	(1,474,215)	(30,503,747)	(31,639,160)	(1,661,455)	(1,073,039)	(2,694,188)	(1,066,233)
Annuity benefits	-	-	(84,186)	(79,357)	(711)	(649)	(6,118)	(5,075)
Contract maintenance charges (note 2)	(19)	(73)	(1,744)	(2,117)	-	-	-	-
Contingent deferred sales charges (note 2)	(5)	(2,283)	(44,706)	(63,963)	(729)	(6,581)	(2,312)	(7,089)
Adjustments to maintain reserves	(5)	(131)	(1,032)	1,484	36	(209)	(9,030)	(110)

Net equity transactions	(3,105,731)	(1,651,471)	(29,441,100)	(32,240,031)	(1,288,484)	(789,038)	(12,795,802)	(1,223,463)

Net change in contract owners’ equity	(3,079,972)	(1,540,159)	(18,803,436)	(4,977,364)	(882,250)	288,347	(11,570,127)	1,744,794
Contract owners’ equity beginning of period	3,079,972	4,620,131	155,889,549	160,866,913	6,675,673	6,387,326	11,570,127	9,825,333

Contract owners’ equity end of period	$-	3,079,972	137,086,113	155,889,549	5,793,423	6,675,673	-	11,570,127

CHANGES IN UNITS:
Beginning units	312,243	469,126	10,095,439	12,428,184	538,177	606,570	871,508	983,215
Units purchased	4,914	687,721	1,229,240	2,509,896	63,893	95,819	45,160	47,702
Units redeemed	(317,157)	(844,604)	(3,070,513)	(4,842,641)	(162,267)	(164,212)	(916,668)	(159,409)

Ending units	-	312,243	8,254,166	10,095,439	439,803	538,177	-	871,508

(Continued)

65

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVSS2		FCS		FNRS2		FEIS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(17,794)	(16,308)	(3,557,943)	449,126	(186,296)	(207,409)	1,336,156	2,518,653
Realized gain (loss) on investments	(222,251)	(423,541)	(67,722,185)	(9,349,615)	(4,634,838)	(8,994,144)	(13,265,659)	(21,060,117)
Change in unrealized gain (loss) on investments	466,766	918,885	118,538,242	112,944,656	8,440,692	17,283,512	44,718,030	82,099,875
Reinvested capital gains	-	-	5,574	95,326	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	226,721	479,036	47,263,688	104,139,493	3,619,558	8,081,959	32,788,527	63,558,411

Equity transactions:
Purchase payments received from contract owners (note 3)	75,562	34,220	6,419,426	7,557,503	814,630	608,783	3,833,709	5,703,525
Transfers between funds	(113,277)	(121,310)	(377,376,752)	(16,322,870)	655,691	428,099	(12,455,202)	(11,638,804)
Redemptions (note 3)	(321,579)	(187,669)	(55,450,687)	(56,833,341)	(4,214,833)	(3,060,662)	(43,988,595)	(45,284,274)
Annuity benefits	-	-	(224,360)	(231,824)	(13,592)	(9,619)	(148,728)	(128,796)
Contract maintenance charges (note 2)	-	-	(11,048)	(13,111)	(1,035)	(1,232)	(4,753)	(5,514)
Contingent deferred sales charges (note 2)	(369)	(1,593)	(96,170)	(141,459)	(9,060)	(12,136)	(52,257)	(105,757)
Adjustments to maintain reserves	46	(68)	794	495	5,112	(1,163)	16,293	(6,861)

Net equity transactions	(359,617)	(276,420)	(426,738,797)	(65,984,607)	(2,763,087)	(2,047,930)	(52,799,533)	(51,466,481)

Net change in contract owners’ equity	(132,896)	202,616	(379,475,109)	38,154,886	856,471	6,034,029	(20,011,006)	12,091,930
Contract owners’ equity beginning of period	1,209,103	1,006,487	392,843,897	354,689,011	26,222,410	20,188,381	279,179,217	267,087,287

Contract owners’ equity end of period	$1,076,207	1,209,103	13,368,788	392,843,897	27,078,881	26,222,410	259,168,211	279,179,217

CHANGES IN UNITS:
Beginning units	107,421	137,880	21,380,872	25,997,531	2,882,823	3,165,031	21,467,817	26,543,981
Units purchased	10,945	14,581	1,403,770	2,629,810	1,012,466	1,806,123	1,142,619	2,748,863
Units redeemed	(41,489)	(45,040)	(22,156,948)	(7,246,469)	(1,341,225)	(2,088,331)	(5,142,055)	(7,825,027)

Ending units	76,877	107,421	627,694	21,380,872	2,554,064	2,882,823	17,468,381	21,467,817

(Continued)

66

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEI2		FF10S		FF10S2		FF20S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(22,950)	12,658	83,915	203,459	(17)	612	85,627	130,120
Realized gain (loss) on investments	(577,910)	(676,225)	(334,601)	(1,238,428)	(1,204)	(1,391)	(265,707)	(1,193,894)
Change in unrealized gain (loss) on investments	1,397,027	2,316,109	1,076,956	2,605,255	6,728	4,898	1,057,117	2,282,203
Reinvested capital gains	-	-	164,953	66,383	1,215	186	59,649	72,898

Net increase (decrease) in contract owners’ equity resulting from operations	796,167	1,652,542	991,223	1,636,669	6,722	4,305	936,686	1,291,327

Equity transactions:
Purchase payments received from contract owners (note 3)	89,382	54,387	282,750	129,372	43,594	5,325	576,927	555,955
Transfers between funds	(47,076)	(334,236)	1,598,798	16,418	-	-	1,850,106	1,171,251
Redemptions (note 3)	(1,669,047)	(870,048)	(1,767,128)	(1,512,357)	(3,997)	(3,552)	(1,332,398)	(1,778,574)
Annuity benefits	-	-	(7,933)	(3,025)	(6,173)	(2,514)	(7,203)	(6,127)
Contract maintenance charges (note 2)	-	-	(85)	(112)	(2)	-	(906)	(1,013)
Contingent deferred sales charges (note 2)	(589)	(6,326)	(844)	(1,212)	-	-	(4,774)	(8,648)
Adjustments to maintain reserves	150	(257)	1,532	(193)	6	(7)	1,046	(237)

Net equity transactions	(1,627,180)	(1,156,480)	107,090	(1,371,109)	33,427	(748)	1,082,797	(67,393)

Net change in contract owners’ equity	(831,013)	496,062	1,098,313	265,560	40,149	3,557	2,019,483	1,223,934
Contract owners’ equity beginning of period	7,577,401	7,081,339	8,321,128	8,055,568	25,849	22,292	6,451,443	5,227,509

Contract owners’ equity end of period	$6,746,388	7,577,401	9,419,441	8,321,128	65,998	25,849	8,470,926	6,451,443

CHANGES IN UNITS:
Beginning units	766,428	912,834	805,897	949,001	2,327	2,431	660,383	670,911
Units purchased	32,815	39,013	323,133	368,621	4,117	516	290,687	334,671
Units redeemed	(194,914)	(185,419)	(309,196)	(511,725)	(916)	(620)	(183,837)	(345,199)

Ending units	604,329	766,428	819,834	805,897	5,528	2,327	767,233	660,383

(Continued)

67

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FF20S2		FF30S		FF30S2		FGOS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$108	2,435	50,648	31,760	656	1,590	(224,637)	(142,042)
Realized gain (loss) on investments	(3,640)	(3,843)	(331,622)	(657,992)	(22,435)	(28,930)	4,288,142	(1,283,016)
Change in unrealized gain (loss) on investments	19,341	27,269	768,262	1,311,464	64,392	107,454	603,836	9,078,300
Reinvested capital gains	1,174	1,260	32,443	37,534	2,627	4,464	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,983	27,121	519,731	722,766	45,240	84,578	4,667,341	7,653,242

Equity transactions:
Purchase payments received from contract owners (note 3)	-	58,655	256,562	412,910	-	18,750	349,664	607,535
Transfers between funds	-	-	1,538,730	296,988	-	-	(24,597,702)	(430,007)
Redemptions (note 3)	(3,418)	(3,330)	(542,867)	(480,995)	(16,891)	(15,312)	(3,221,134)	(3,500,957)
Annuity benefits	(7,979)	(6,111)	-	-	(24,763)	(20,830)	(761)	(610)
Contract maintenance charges (note 2)	(2)	-	(1,643)	(1,831)	(7)	-	(346)	(392)
Contingent deferred sales charges (note 2)	-	-	(3,972)	(8,861)	-	-	(4,433)	(7,078)
Adjustments to maintain reserves	10	39	(258)	(134)	60	47	2,367	(1,480)

Net equity transactions	(11,389)	49,253	1,246,553	218,077	(41,601)	(17,345)	(27,472,345)	(3,332,989)

Net change in contract owners’ equity	5,594	76,374	1,766,284	940,843	3,639	67,233	(22,805,004)	4,320,253
Contract owners’ equity beginning of period	148,069	71,695	3,312,351	2,371,508	359,536	292,303	23,532,857	19,212,604

Contract owners’ equity end of period	$153,663	148,069	5,078,635	3,312,351	363,175	359,536	727,853	23,532,857

CHANGES IN UNITS:
Beginning units	13,725	8,292	357,399	329,992	33,564	35,261	2,823,689	3,325,249
Units purchased	74	6,477	224,627	168,081	129	2,373	156,537	283,300
Units redeemed	(1,098)	(1,044)	(103,850)	(140,674)	(3,961)	(4,070)	(2,906,758)	(784,860)

Ending units	12,701	13,725	478,176	357,399	29,732	33,564	73,468	2,823,689

(Continued)

68

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGS		FG2		FHIS		FHISR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,531,273)	(1,248,715)	(48,607)	(46,062)	3,685,777	3,915,354	4,211,478	2,705,280
Realized gain (loss) on investments	8,031,789	1,146,420	79,074	(17,209)	(2,488,184)	(6,426,537)	7,385,023	(2,907,003)
Change in unrealized gain (loss) on investments	27,213,484	37,767,384	482,723	699,170	5,975,252	24,264,875	(5,627,418)	12,952,030
Reinvested capital gains	554,337	135,846	8,857	2,341	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,268,337	37,800,935	522,047	638,240	7,172,845	21,753,692	5,969,083	12,750,307

Equity transactions:
Purchase payments received from contract owners (note 3)	3,438,081	4,923,811	25,625	42,834	208,455	405,054	1,153,873	1,481,323
Transfers between funds	(2,750,486)	(7,586,619)	(29,643)	(118,867)	(2,569,392)	(4,295,463)	21,877,472	13,592,533
Redemptions (note 3)	(25,745,466)	(27,523,069)	(664,152)	(484,433)	(11,567,067)	(11,651,175)	(8,455,627)	(8,605,629)
Annuity benefits	(78,062)	(66,999)	-	-	(24,901)	(30,048)	-	-
Contract maintenance charges (note 2)	(7,918)	(8,961)	-	-	(757)	(933)	(282)	(255)
Contingent deferred sales charges (note 2)	(40,192)	(63,986)	(286)	(2,063)	(10,882)	(18,388)	(6,848)	(18,567)
Adjustments to maintain reserves	9,693	(39,191)	110	(85)	506	(2,732)	(754)	13,542

Net equity transactions	(25,174,349)	(30,365,014)	(668,346)	(562,614)	(13,964,039)	(15,593,685)	14,567,834	6,462,947

Net change in contract owners’ equity	9,093,988	7,435,921	(146,299)	75,626	(6,791,194)	6,160,007	20,536,917	19,213,254
Contract owners’ equity beginning of period	171,446,910	164,010,989	2,922,370	2,846,744	64,748,174	58,588,167	43,660,512	24,447,258

Contract owners’ equity end of period	$180,540,898	171,446,910	2,776,071	2,922,370	57,956,980	64,748,174	64,197,429	43,660,512

CHANGES IN UNITS:
Beginning units	15,488,178	18,900,121	341,722	418,764	5,487,281	7,073,592	4,212,440	3,359,844
Units purchased	1,060,782	1,596,266	10,202	19,031	178,927	280,336	4,877,236	5,211,288
Units redeemed	(3,289,012)	(5,008,209)	(85,264)	(96,073)	(1,311,037)	(1,866,647)	(3,573,245)	(4,358,692)

Ending units	13,259,948	15,488,178	266,660	341,722	4,355,171	5,487,281	5,516,431	4,212,440

(Continued)

69

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FIGBS		FMCS		FMC2		FOS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,710,135	4,988,563	(351,186)	(150,203)	(154,580)	(115,031)	36,932	192,343
Realized gain (loss) on investments	1,262,221	92,206	(2,007,535)	(3,751,495)	(435,506)	(266,661)	225,391	(818,682)
Change in unrealized gain (loss) on investments	1,384,792	3,537,944	12,405,724	13,063,566	2,606,641	2,947,511	1,925,014	5,401,185
Reinvested capital gains	823,517	280,887	138,430	166,121	28,966	41,280	38,823	69,697

Net increase (decrease) in contract owners’ equity resulting from operations	5,180,665	8,899,600	10,185,433	9,327,989	2,045,521	2,607,099	2,226,160	4,844,543

Equity transactions:
Purchase payments received from contract owners (note 3)	1,750,474	1,239,489	1,153,140	714,233	297,673	213,947	53,916	128,780
Transfers between funds	3,705,855	26,837,411	11,513,647	6,761,487	(42,209)	(594,628)	(1,045,082)	(1,372,725)
Redemptions (note 3)	(15,779,296)	(12,122,959)	(6,724,718)	(4,806,391)	(2,198,100)	(991,418)	(2,968,356)	(3,143,138)
Annuity benefits	(149,732)	(89,688)	(347)	(247)	(91,762)	(82,092)	(10,203)	(9,857)
Contract maintenance charges (note 2)	(2,076)	(2,193)	(1,150)	(1,207)	35	-	(136)	(150)
Contingent deferred sales charges (note 2)	(26,456)	(23,763)	(11,712)	(17,890)	(1,535)	(4,752)	(2,113)	(2,911)
Adjustments to maintain reserves	(598)	(2,203)	(287)	(1,012)	2,699	(135)	4	(571)

Net equity transactions	(10,501,829)	15,836,094	5,928,573	2,648,973	(2,033,199)	(1,459,078)	(3,971,970)	(4,400,572)

Net change in contract owners’ equity	(5,321,164)	24,735,694	16,114,006	11,976,962	12,322	1,148,021	(1,745,810)	443,971
Contract owners’ equity beginning of period	79,570,081	54,834,387	36,897,069	24,920,107	9,000,268	7,852,247	23,385,449	22,941,478

Contract owners’ equity end of period	$74,248,917	79,570,081	53,011,075	36,897,069	9,012,590	9,000,268	21,639,639	23,385,449

CHANGES IN UNITS:
Beginning units	6,353,808	4,984,533	3,928,131	3,606,217	463,361	562,586	1,697,629	2,082,989
Units purchased	1,991,982	4,195,848	2,118,829	1,961,305	37,046	27,999	1,497	31,386
Units redeemed	(2,790,198)	(2,826,573)	(1,585,870)	(1,639,391)	(148,151)	(127,224)	(294,561)	(416,746)

Ending units	5,555,592	6,353,808	4,461,090	3,928,131	352,256	463,361	1,404,565	1,697,629

(Continued)

70

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FO2R		FOSR		FVSS		FTVIS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(34,718)	1,809	30,633	322,873	(117,823)	(86,123)	2,715,300	2,716,316
Realized gain (loss) on investments	(334,369)	(159,778)	(3,433,701)	(2,918,825)	683,837	(10,648,667)	(3,344,936)	(3,933,797)
Change in unrealized gain (loss) on investments	691,385	1,198,551	6,910,124	10,854,503	2,514,617	16,182,156	6,055,740	13,010,258
Reinvested capital gains	7,606	16,122	65,465	126,166	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	329,904	1,056,704	3,572,521	8,384,717	3,080,631	5,447,366	5,426,104	11,792,777

Equity transactions:
Purchase payments received from contract owners (note 3)	57,470	16,923	520,502	976,482	308,892	564,622	1,819,993	1,008,436
Transfers between funds	(240,008)	(269,050)	(2,770,449)	(2,322,278)	(1,358,390)	1,576,674	3,897,858	9,095,924
Redemptions (note 3)	(1,280,028)	(605,831)	(7,117,613)	(6,663,567)	(2,526,337)	(2,292,687)	(8,221,679)	(6,127,284)
Annuity benefits	(157)	(141)	(53,675)	(45,500)	(12,529)	(12,462)	(82,129)	(66,936)
Contract maintenance charges (note 2)	-	-	(1,086)	(1,332)	(604)	(674)	(488)	(560)
Contingent deferred sales charges (note 2)	(438)	(3,045)	(20,081)	(24,426)	(5,800)	(6,887)	(4,392)	(11,631)
Adjustments to maintain reserves	763	99	3,531	(844)	2,589	(833)	1,681	(815)

Net equity transactions	(1,462,398)	(861,045)	(9,438,871)	(8,081,465)	(3,592,178)	(172,247)	(2,589,156)	3,897,134

Net change in contract owners’ equity	(1,132,494)	195,659	(5,866,350)	303,252	(511,547)	5,275,119	2,836,948	15,689,911
Contract owners’ equity beginning of period	5,356,655	5,160,996	42,278,986	41,975,734	16,075,975	10,800,856	50,121,963	34,432,052

Contract owners’ equity end of period	$4,224,161	5,356,655	36,412,636	42,278,986	15,564,428	16,075,975	52,958,911	50,121,963

CHANGES IN UNITS:
Beginning units	421,604	503,679	3,074,483	3,829,152	1,328,090	1,388,196	4,609,866	4,245,169
Units purchased	25,360	21,782	271,737	617,845	428,834	1,312,113	1,579,475	2,111,337
Units redeemed	(147,385)	(103,857)	(979,173)	(1,372,514)	(730,543)	(1,372,219)	(1,818,911)	(1,746,640)

Ending units	299,579	421,604	2,367,047	3,074,483	1,026,381	1,328,090	4,370,430	4,609,866

(Continued)

71

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVRD2		FTVSV2		FTVDM3		TIF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$751	(397)	(55,367)	57,997	28,102	155,824	169	1,172
Realized gain (loss) on investments	(4,387)	(28,427)	(18,937)	(3,972,025)	1,281,542	(3,560,166)	(24)	(4,239)
Change in unrealized gain (loss) on investments	115,813	114,005	4,240,044	6,859,070	588,045	8,512,987	1,658	10,892
Reinvested capital gains	-	-	-	625,297	-	24,970	-	2,020

Net increase (decrease) in contract owners’ equity resulting from operations	112,177	85,181	4,165,740	3,570,339	1,897,689	5,133,615	1,803	9,845

Equity transactions:
Purchase payments received from contract owners (note 3)	(60)	(31)	558,294	508,366	150,962	511,146	-	-
Transfers between funds	5,449	(19,582)	4,768,363	1,224,615	(37,098)	5,581,512	-	(19,000)
Redemptions (note 3)	(36,813)	(25,991)	(3,556,314)	(2,530,556)	(1,827,580)	(1,958,810)	261	-
Annuity benefits	(54,539)	(48,432)	(37,519)	(31,176)	(21,510)	(17,499)	(2,637)	(5,216)
Contract maintenance charges (note 2)	3	(3)	(661)	(505)	(279)	(254)	2	-
Contingent deferred sales charges (note 2)	(982)	(285)	(6,325)	(6,238)	(5,148)	(3,132)	-	-
Adjustments to maintain reserves	(52)	27	594	(170)	1,444	(490)	9	402

Net equity transactions	(86,993)	(94,297)	1,726,432	(835,664)	(1,739,209)	4,112,473	(2,365)	(23,814)

Net change in contract owners’ equity	25,184	(9,116)	5,892,172	2,734,675	158,480	9,246,088	(562)	(13,969)
Contract owners’ equity beginning of period	653,229	662,345	17,543,401	14,808,726	14,331,670	5,085,582	31,449	45,418

Contract owners’ equity end of period	$678,413	653,229	23,435,573	17,543,401	14,490,150	14,331,670	30,887	31,449

CHANGES IN UNITS:
Beginning units	63,352	74,256	2,007,761	2,135,224	1,279,742	746,789	2,121	4,144
Units purchased	1,751	872	1,522,698	1,237,657	797,722	1,171,780	25	46
Units redeemed	(9,708)	(11,776)	(1,386,523)	(1,365,120)	(955,766)	(638,827)	(200)	(2,069)

Ending units	55,395	63,352	2,143,936	2,007,761	1,121,698	1,279,742	1,946	2,121

(Continued)

72

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TIF3		FTVGI3		FTVFA2		AMGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$30,003	249,874	112,199	5,589,508	41,065	53,698	(3,592)	(255,906)
Realized gain (loss) on investments	(723,139)	(5,330,269)	886,022	601,497	290,145	(75,983)	31,150	1,490,078
Change in unrealized gain (loss) on investments	1,051,148	7,064,420	5,253,681	783,873	3,710	503,967	17,173	3,597,567
Reinvested capital gains	-	434,845	130,740	-	339	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	358,012	2,418,870	6,382,642	6,974,878	335,259	481,682	44,731	4,831,739

Equity transactions:
Purchase payments received from contract owners (note 3)	175,938	244,047	1,252,600	870,556	413,779	169,135	29	490,119
Transfers between funds	(1,691,337)	188,397	10,184,285	7,541,975	1,068,021	1,886,224	(34,684)	(40,111,750)
Redemptions (note 3)	(1,149,240)	(1,352,397)	(8,330,018)	(8,487,057)	(705,162)	(207,634)	(93,258)	(3,934,940)
Annuity benefits	(23,011)	(21,559)	(21,617)	(17,624)	(2,132)	(1,535)	-	(4,786)
Contract maintenance charges (note 2)	(172)	(621)	(609)	(595)	(29)	(11)	(34)	(497)
Contingent deferred sales charges (note 2)	(635)	(4,179)	(5,547)	(18,059)	(266)	(349)	-	(5,912)
Adjustments to maintain reserves	658	2,839	(752)	(710)	134	(75)	(33)	(1,493)

Net equity transactions	(2,687,799)	(943,473)	3,078,341	(111,514)	774,346	1,845,755	(127,979)	(43,569,259)

Net change in contract owners’ equity	(2,329,787)	1,475,397	9,460,983	6,863,364	1,109,605	2,327,437	(83,248)	(38,737,520)
Contract owners’ equity beginning of period	11,136,530	9,661,133	49,114,903	42,251,539	3,350,028	1,022,591	282,819	39,020,339

Contract owners’ equity end of period	$8,806,743	11,136,530	58,575,886	49,114,903	4,459,633	3,350,028	199,571	282,819

CHANGES IN UNITS:
Beginning units	1,082,482	1,248,884	3,437,497	3,465,329	392,225	152,212	24,926	3,174,895
Units purchased	233,083	795,098	1,513,557	1,834,558	262,187	326,533	1,086	268,648
Units redeemed	(517,551)	(961,500)	(1,318,016)	(1,862,390)	(176,268)	(86,520)	(9,903)	(3,418,617)

Ending units	798,014	1,082,482	3,633,038	3,437,497	478,144	392,225	16,109	24,926

(Continued)

73

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMINS		AMCG		AMTP		AMRS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(11,899)	(6,543)	(441,523)	(3,907)	(319,640)	(38)	(20,119)
Realized gain (loss) on investments	90	(915,404)	(20,163)	2,438,296	23,859	(48,266,083)	180	(1,711,142)
Change in unrealized gain (loss) on investments	(155)	1,231,409	123,210	5,956,056	482	63,903,225	703	2,204,244
Reinvested capital gains	-	-	-	-	-	48,357	-	47

Net increase (decrease) in contract owners’ equity resulting from operations	(65)	304,106	96,504	7,952,829	20,434	15,365,859	845	473,030

Equity transactions:
Purchase payments received from contract owners (note 3)	6	9,729	27,317	1,009,391	916	696,391	-	4,274
Transfers between funds	(665)	(1,773,116)	(7,233)	(68,841,092)	(445,039)	(56,709,043)	-	(2,580,828)
Redemptions (note 3)	-	(133,599)	(40,119)	(6,190,490)	(22,382)	(4,533,482)	-	(298,953)
Annuity benefits	729	(754)	(5,472)	(12,786)	(628)	(3,301)	(966)	(3,864)
Contract maintenance charges (note 2)	-	(47)	(39)	(1,290)	(3)	(964)	-	(75)
Contingent deferred sales charges (note 2)	-	(1,003)	-	(17,860)	(47)	(10,313)	-	(613)
Adjustments to maintain reserves	(5)	(282)	(845)	(146,605)	(65)	3,646	20	268

Net equity transactions	65	(1,899,072)	(26,392)	(74,200,732)	(467,248)	(60,557,066)	(946)	(2,879,791)

Net change in contract owners’ equity	-	(1,594,966)	70,112	(66,247,903)	(446,814)	(45,191,207)	(101)	(2,406,761)
Contract owners’ equity beginning of period	-	1,594,966	380,063	66,627,966	508,961	45,700,168	4,191	2,410,952

Contract owners’ equity end of period	$-	-	450,175	380,063	62,147	508,961	4,090	4,191

CHANGES IN UNITS:
Beginning units	-	266,109	27,121	4,899,483	49,029	5,238,503	422	408,423
Units purchased	14	57,193	4,636	270,584	1,044	1,028,680	-	701,280
Units redeemed	(14)	(323,302)	(6,195)	(5,142,946)	(45,472)	(6,218,154)	(91)	(1,109,281)

Ending units	-	-	25,562	27,121	4,601	49,029	331	422

(Continued)

74

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMFAS		AMSRS		OVCAFS		OVGR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(18,315)	(17,378)	(49,425)	32,115	(52,118)	(57,958)	(1,154,550)	(1,088,150)
Realized gain (loss) on investments	115,209	(411,072)	(921,657)	(940,646)	499,905	90,471	32,859,974	3,283,907
Change in unrealized gain (loss) on investments	84,375	668,003	1,817,749	1,734,978	(297,601)	1,112,075	(23,460,400)	45,618,716
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	181,269	239,553	846,667	826,447	150,186	1,144,588	8,245,024	47,814,473

Equity transactions:
Purchase payments received from contract owners (note 3)	6,555	96,002	67,214	39,954	51,833	30,340	2,395,647	3,415,732
Transfers between funds	304,995	392,183	6,175,326	(192,882)	(3,105,014)	(122,246)	(133,774,936)	(8,561,844)
Redemptions (note 3)	(259,474)	(279,741)	(890,578)	(522,286)	(649,855)	(521,700)	(19,332,815)	(24,301,499)
Annuity benefits	(3,070)	(3,247)	(6,213)	(5,382)	(451)	(437)	(92,751)	(94,474)
Contract maintenance charges (note 2)	(21)	(17)	(298)	(298)	-	-	(4,633)	(5,494)
Contingent deferred sales charges (note 2)	(21)	(1,413)	(1,245)	(1,255)	(235)	(2,179)	(30,003)	(58,902)
Adjustments to maintain reserves	(88)	(135)	270	(336)	(1,419)	(540)	(21,191)	(10,895)

Net equity transactions	48,877	203,632	5,344,477	(682,485)	(3,705,141)	(616,762)	(150,860,681)	(29,617,376)

Net change in contract owners’ equity	230,146	443,185	6,191,144	143,962	(3,554,955)	527,826	(142,615,657)	18,197,097
Contract owners’ equity beginning of period	1,512,386	1,069,201	3,574,047	3,430,085	3,554,955	3,027,129	146,007,388	127,810,291

Contract owners’ equity end of period	$1,742,532	1,512,386	9,765,191	3,574,047	-	3,554,955	3,391,731	146,007,388

CHANGES IN UNITS:
Beginning units	189,090	150,345	315,329	389,079	366,282	441,461	10,161,530	12,747,789
Units purchased	142,720	183,747	654,465	70,255	19,501	17,024	470,356	1,371,508
Units redeemed	(146,376)	(145,002)	(251,939)	(144,005)	(385,783)	(92,203)	(10,422,644)	(3,957,767)

Ending units	185,434	189,090	717,855	315,329	-	366,282	209,242	10,161,530

(Continued)

75

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGS3		OVGS		OVGSS		OVHI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$305,790	1,021,135	229,606	778,031	(15,026)	5,276	104,424	(17,897)
Realized gain (loss) on investments	440,510	(4,202,394)	5,468,830	3,057,837	354,292	209,682	312,340	(533,695)
Change in unrealized gain (loss) on investments	12,003,076	31,249,377	3,094,202	15,888,598	(1,021)	669,885	(141,364)	983,470
Reinvested capital gains	-	2,040,532	-	1,477,876	-	67,718	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,749,376	30,108,650	8,792,638	21,202,342	338,245	952,561	275,400	431,878

Equity transactions:
Purchase payments received from contract owners (note 3)	2,125,182	2,543,148	173,836	304,568	-	-	93,843	33,767
Transfers between funds	(5,148,751)	(6,027,544)	(4,261,584)	(5,094,575)	(110,944)	(132,383)	572,597	1,933,160
Redemptions (note 3)	(17,133,020)	(14,539,441)	(10,606,781)	(10,859,159)	(754,616)	(608,367)	(267,416)	(561,837)
Annuity benefits	(54,381)	(45,697)	(42,864)	(34,351)	(2,968)	(2,448)	-	-
Contract maintenance charges (note 2)	(3,361)	(3,871)	(664)	(750)	-	-	(16)	(14)
Contingent deferred sales charges (note 2)	(35,703)	(55,738)	(9,831)	(13,450)	(60)	(2,804)	(185)	(383)
Adjustments to maintain reserves	4,322	(3,179)	(2,671)	(4,794)	112	(145)	(118)	(65)

Net equity transactions	(20,245,712)	(18,132,322)	(14,750,558)	(15,702,511)	(868,476)	(746,147)	398,705	1,404,628

Net change in contract owners’ equity	(7,496,336)	11,976,328	(5,957,920)	5,499,831	(530,231)	206,414	674,105	1,836,506
Contract owners’ equity beginning of period	103,872,942	91,896,614	71,664,514	66,164,683	3,190,506	2,984,092	2,158,516	322,010

Contract owners’ equity end of period	$96,376,606	103,872,942	65,706,594	71,664,514	2,660,275	3,190,506	2,832,621	2,158,516

CHANGES IN UNITS:
Beginning units	5,462,572	6,681,809	5,899,391	7,350,485	234,040	299,786	859,349	160,909
Units purchased	512,611	883,118	61,868	517,075	1,716	-	953,478	1,487,261
Units redeemed	(1,556,823)	(2,102,355)	(1,234,672)	(1,968,169)	(64,461)	(65,746)	(817,668)	(788,821)

Ending units	4,418,360	5,462,572	4,726,587	5,899,391	171,295	234,040	995,159	859,349

(Continued)

76

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVHI		OVHIS		OVGI		OVGIS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,307	(1,622)	1,223	(297)	26,551	982,809	(24,849)	(4,261)
Realized gain (loss) on investments	(45,261)	(123,303)	(9,833)	(11,633)	3,993,309	(915,631)	58,379	(32,191)
Change in unrealized gain (loss) on investments	54,934	149,471	11,763	17,230	11,592,779	27,014,066	353,557	738,143
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,980	24,546	3,153	5,300	15,612,639	27,081,244	387,087	701,691

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	1,807,694	2,222,999	37,950	12,424
Transfers between funds	(1,318)	(19,456)	0	-	(5,934,585)	(5,749,670)	(51,649)	(132,545)
Redemptions (note 3)	(12,159)	(9,824)	(446)	(899)	(19,124,057)	(19,573,950)	(555,972)	(353,519)
Annuity benefits	-	-	(2,166)	(1,851)	(61,771)	(55,790)	-	-
Contract maintenance charges (note 2)	(9)	(12)	-	-	(2,966)	(3,216)	-	-
Contingent deferred sales charges (note 2)	33	(97)	-	-	(29,288)	(60,067)	(227)	(793)
Adjustments to maintain reserves	(49)	(61)	(2)	24	2,812	(17,203)	2	(80)

Net equity transactions	(13,502)	(29,450)	(2,613)	(2,726)	(23,342,161)	(23,236,897)	(569,897)	(474,513)

Net change in contract owners’ equity	2,478	(4,904)	540	2,574	(7,729,522)	3,844,347	(182,810)	227,178
Contract owners’ equity beginning of period	123,551	128,455	25,880	23,306	124,228,116	120,383,769	3,245,291	3,018,113

Contract owners’ equity end of period	$126,029	123,551	26,420	25,880	116,498,594	124,228,116	3,062,481	3,245,291

CHANGES IN UNITS:
Beginning units	45,401	58,162	8,314	9,322	10,897,405	13,429,592	334,673	391,338
Units purchased	4,917	3,986	64	-	3,005,173	1,191,059	5,924	6,355
Units redeemed	(9,347)	(16,747)	(868)	(1,008)	(5,017,862)	(3,723,246)	(63,460)	(63,020)

Ending units	40,971	45,401	7,510	8,314	8,884,716	10,897,405	277,137	334,673

(Continued)

77

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVSC		OVSCS		OVAG		OVSBS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(45,769)	(22,325)	(1,521)	(924)	(632,528)	(588,808)	287,237	(62,792)
Realized gain (loss) on investments	2,136,446	(1,684,312)	(827)	(6,232)	538,121	(2,298,344)	29,557	(54,957)
Change in unrealized gain (loss) on investments	(370,019)	4,800,249	38,173	53,849	13,595,269	17,451,483	226,229	702,990
Reinvested capital gains	-	-	-	-	-	-	-	3,096

Net increase (decrease) in contract owners’ equity resulting from operations	1,720,658	3,093,612	35,825	46,693	13,500,862	14,564,331	543,023	588,337

Equity transactions:
Purchase payments received from contract owners (note 3)	199,570	173,142	1,648	2,190	1,671,468	2,252,617	76,576	65,774
Transfers between funds	(260,831)	1,019,428	-	-	1,287,847	(2,811,785)	298,850	377,278
Redemptions (note 3)	(1,193,145)	(1,304,821)	(5,506)	(7,254)	(9,048,745)	(8,256,397)	(987,151)	(639,066)
Annuity benefits	(100)	(61)	(9,194)	(7,810)	(4,911)	(4,271)	-	-
Contract maintenance charges (note 2)	(207)	(533)	(3)	-	(4,089)	(4,440)	-	-
Contingent deferred sales charges (note 2)	(2,739)	(3,268)	-	-	(22,316)	(31,941)	(1,631)	(4,748)
Adjustments to maintain reserves	214	7,637	14	(43)	2,309	(1,706)	(118)	(79)

Net equity transactions	(1,257,238)	(108,476)	(13,042)	(12,917)	(6,118,437)	(8,857,923)	(613,475)	(200,841)

Net change in contract owners’ equity	463,420	2,985,136	22,783	33,776	7,382,425	5,706,408	(70,452)	387,496
Contract owners’ equity beginning of period	8,821,860	5,836,724	174,782	141,006	58,937,925	53,231,517	4,558,458	4,170,962

Contract owners’ equity end of period	$9,285,280	8,821,860	197,565	174,782	66,320,350	58,937,925	4,488,006	4,558,458

CHANGES IN UNITS:
Beginning units	1,073,093	954,905	14,582	15,897	5,642,712	6,695,313	325,335	346,353
Units purchased	2,532,907	2,808,481	208	267	642,533	536,283	58,730	71,668
Units redeemed	(2,675,210)	(2,690,293)	(1,226)	(1,582)	(1,246,773)	(1,588,884)	(99,643)	(92,686)

Ending units	930,790	1,073,093	13,564	14,582	5,038,472	5,642,712	284,422	325,335

(Continued)

78

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVRRA		SBLD		SBLJ		SBLN
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,756	14,026	(2,583)	(2,122)	(1,486)	(776)	(1,652)	(1,307)
Realized gain (loss) on investments	8,924	(19,655)	(14,258)	(16,029)	2,659	(17,512)	(2,742)	(6,344)
Change in unrealized gain (loss) on investments	38,145	87,656	46,699	55,934	26,575	42,373	17,338	33,614
Reinvested capital gains	7,699	28,923	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	57,524	110,950	29,858	37,783	27,748	24,085	12,944	25,963

Equity transactions:
Purchase payments received from contract owners (note 3)	93,993	121,975	36,741	68,676	14,559	12,437	17,857	33,768
Transfers between funds	234,550	136,621	1,452	32,121	(610)	26,590	(32,292)	23,002
Redemptions (note 3)	(311,683)	(260,891)	(38,355)	(92,898)	(785)	(9,279)	(7,437)	(42,723)
Annuity benefits	—	—	—	—	—	—	—	—
Contract maintenance charges (note 2)	—	—	—	—	—	—	(15)	(15)
Contingent deferred sales charges (note 2)	(2,051)	(1,244)	(374)	(338)	(26)	(16)	(85)	(446)
Adjustments to maintain reserves	82	90	(61)	(13)	(10)	(11)	(8)	7

Net equity transactions	14,891	(3,449)	(597)	7,548	13,128	29,721	(21,981)	13,593

Net change in contract owners’ equity	72,415	107,501	29,261	45,331	40,876	53,806	(9,037)	39,556
Contract owners’ equity beginning of period	782,688	675,187	211,619	166,288	113,801	59,995	146,319	106,763

Contract owners’ equity end of period	$855,103	782,688	240,880	211,619	154,677	113,801	137,282	146,319

CHANGES IN UNITS:
Beginning units	65,525	66,141	23,481	21,833	14,777	11,088	14,169	12,844
Units purchased	42,909	25,251	6,035	7,595	6,690	9,047	2,629	3,590
Units redeemed	(41,504)	(25,867)	(6,140)	(5,947)	(5,112)	(5,358)	(4,628)	(2,265)

Ending units	66,930	65,525	23,376	23,481	16,355	14,777	12,170	14,169

(Continued)

79

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBLO		SBLP		SBLQ		SBLV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(9,950)	(7,898)	(4,435)	(3,000)	(9,968)	(6,516)	(23,908)	(18,261)
Realized gain (loss) on investments	18,283	(160,114)	66,256	4,857	5,208	(24,589)	444	(49,996)
Change in unrealized gain (loss) on investments	151,131	366,385	(10,447)	125,917	189,231	287,895	364,878	686,118
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	159,464	198,373	51,374	127,774	184,471	256,790	341,414	617,861

Equity transactions:
Purchase payments received from contract owners (note 3)	91,165	134,694	50,961	29,177	105,550	165,976	290,559	436,511
Transfers between funds	549,224	(162,829)	37,597	260,761	309,906	(50,113)	71,370	2,979
Redemptions (note 3)	(446,168)	(292,753)	(161,161)	(101,357)	(200,770)	(134,337)	(311,755)	(363,987)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,286)	(1,223)	(770)	(251)	(634)	(1,369)	(1,621)	(2,531)
Adjustments to maintain reserves	(541)	8	(92)	104	(113)	146	(1,165)	270

Net equity transactions	192,394	(322,103)	(73,465)	188,434	213,940	(19,697)	47,388	73,242

Net change in contract owners’ equity	351,858	(123,730)	(22,091)	316,208	398,411	237,093	388,802	691,103
Contract owners’ equity beginning of period	702,539	826,269	445,532	129,324	697,437	460,344	2,018,141	1,327,038

Contract owners’ equity end of period	$1,054,397	702,539	423,441	445,532	1,095,848	697,437	2,406,943	2,018,141

CHANGES IN UNITS:
Beginning units	75,841	117,337	35,166	17,473	63,451	64,592	185,377	173,469
Units purchased	59,308	17,942	20,494	39,615	43,250	18,276	33,756	48,866
Units redeemed	(36,428)	(59,438)	(26,349)	(21,922)	(24,028)	(19,417)	(29,234)	(36,958)

Ending units	98,721	75,841	29,311	35,166	82,673	63,451	189,899	185,377

(Continued)

80

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBLX		SBLY		PMVTRA		PVGIB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(783)	(307)	(274)	(230)	38,650	84,132	33	139
Realized gain (loss) on investments	3,726	(3,890)	2,565	474	52,023	32	(872)	(5,652)
Change in unrealized gain (loss) on investments	15,725	13,196	417	5,463	5,986	86,403	2,136	7,561
Reinvested capital gains	-	-	-	-	89,849	74,667	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,668	8,999	2,708	5,707	186,508	245,234	1,297	2,048

Equity transactions:
Purchase payments received from contract owners (note 3)	19,198	15,367	7,468	10,853	329,017	338,183	-	-
Transfers between funds	38,589	1,023	(14,454)	(5,927)	724,916	872,470	-	-
Redemptions (note 3)	(7,151)	(9)	-	-	(777,734)	(767,956)	(792)	(3,694)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(58)	(6)	(12)	(20)	(2,231)	(2,606)	-	-
Adjustments to maintain reserves	(13)	3	3	(17)	207	614	2	6

Net equity transactions	50,565	16,378	(6,995)	4,889	274,175	440,705	(790)	(3,688)

Net change in contract owners’ equity	69,233	25,377	(4,287)	10,596	460,683	685,939	507	(1,640)
Contract owners’ equity beginning of period	47,929	22,552	25,093	14,497	2,460,265	1,774,326	11,122	12,762

Contract owners’ equity end of period	$117,162	47,929	20,806	25,093	2,920,948	2,460,265	11,629	11,122

CHANGES IN UNITS:
Beginning units	6,371	4,010	3,045	2,318	188,936	153,732	1,111	1,634
Units purchased	7,136	4,389	397	2,360	101,354	117,549	12	-
Units redeemed	(1,417)	(2,028)	(1,251)	(1,633)	(80,503)	(82,345)	(95)	(523)

Ending units	12,090	6,371	2,191	3,045	209,787	188,936	1,028	1,111

(Continued)

81

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACEG2		ACC2		VYDS		ROCMC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(27,993)	(27,336)	(133,981)	203,074	(22,089)	(20,849)	7,549	(6,549)
Realized gain (loss) on investments	123,396	48,582	9,992	(269,348)	180,137	(545,263)	(70,350)	(100,256)
Change in unrealized gain (loss) on investments	136,702	677,709	1,107,419	1,932,263	310,482	1,764,076	290,591	383,373
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	232,105	698,955	983,430	1,865,989	468,530	1,197,964	227,790	276,568

Equity transactions:
Purchase payments received from contract owners (note 3)	2,582	14,101	206,258	115,376	49,970	137,214	166,862	243,916
Transfers between funds	(160,807)	14,750	(294,245)	(736,649)	(383,725)	(380,749)	(2,697)	(55,622)
Redemptions (note 3)	(250,902)	(226,926)	(1,805,545)	(1,017,613)	(1,046,876)	(1,332,989)	(112,269)	(118,000)
Annuity benefits	-	-	(4,607)	(3,843)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(282)	(698)	(1,293)	(3,805)	(783)	(1,781)	(533)	(1,134)
Adjustments to maintain reserves	35	(65)	(229)	(195)	(65)	(168)	(28)	(243)

Net equity transactions	(409,374)	(198,838)	(1,899,662)	(1,646,729)	(1,381,479)	(1,578,473)	51,335	68,917

Net change in contract owners’ equity	(177,269)	500,117	(916,232)	219,260	(912,949)	(380,509)	279,125	345,485
Contract owners’ equity beginning of period	1,694,443	1,194,326	8,705,495	8,486,235	5,537,239	5,917,748	781,980	436,495

Contract owners’ equity end of period	$1,517,174	1,694,443	7,789,263	8,705,495	4,624,290	5,537,239	1,061,105	781,980

CHANGES IN UNITS:
Beginning units	181,324	207,406	821,709	1,011,292	510,692	691,105	78,868	68,775
Units purchased	2,734	19,105	35,296	33,093	23,425	131,376	22,653	24,694
Units redeemed	(45,635)	(45,187)	(209,990)	(222,676)	(150,392)	(311,789)	(18,251)	(14,601)

Ending units	138,423	181,324	647,015	821,709	383,725	510,692	83,270	78,868

(Continued)

82

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRBCG2		TREI2		TRHS2		TRLT2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(78,843)	(122,671)	21,926	71,768	(5,864)	-	(14)	266,836
Realized gain (loss) on investments	3,244,156	(5,034,040)	(47,503)	(4,553,780)	62,630	-	-	454,676
Change in unrealized gain (loss) on investments	(2,321,877)	9,395,817	1,873,491	7,167,373	104,225	-	-	324,300
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	843,436	4,239,106	1,847,914	2,685,361	160,991	-	(14)	1,045,812

Equity transactions:
Purchase payments received from contract owners (note 3)	227,233	218,482	389,229	278,607	82,390	-	(170)	166,306
Transfers between funds	(7,474,070)	(7,271,550)	(15,504,141)	(256,085)	1,227,095	-	(13,218)	(13,650,421)
Redemptions (note 3)	(984,433)	(1,478,995)	(2,332,311)	(1,985,561)	(106,732)	-	(53)	(4,112,823)
Annuity benefits	(20,796)	(19,212)	(36,397)	(31,659)	-	-	763	(12,281)
Contract maintenance charges (note 2)	(129)	(435)	(259)	(300)	-	-	-	(113)
Contingent deferred sales charges (note 2)	(802)	(3,109)	(1,998)	(6,219)	-	-	-	(23,323)
Adjustments to maintain reserves	2,108	(1,308)	847	85	(69)	-	106	(10,148)

Net equity transactions	(8,250,889)	(8,556,127)	(17,485,030)	(2,001,132)	1,202,684	-	(12,573)	(17,642,803)

Net change in contract owners’ equity	(7,407,453)	(4,317,021)	(15,637,116)	684,229	1,363,675	-	(12,587)	(16,596,991)
Contract owners’ equity beginning of period	7,407,453	11,724,474	15,637,116	14,952,887	-	-	12,587	16,609,578

Contract owners’ equity end of period	$-	7,407,453	-	15,637,116	1,363,675	-	-	12,587

CHANGES IN UNITS:
Beginning units	754,802	1,679,454	1,708,614	1,993,851	-	-	1,107	1,526,688
Units purchased	1,053,375	1,407,384	1,082,518	742,486	219,493	-	-	1,379,840
Units redeemed	(1,808,177)	(2,332,036)	(2,791,132)	(1,027,723)	(90,312)	-	(1,107)	(2,905,421)

Ending units	-	754,802	-	1,708,614	129,181	-	-	1,107

(Continued)

83

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWEMR		VWEM		VWHAR		VWHA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(87,477)	(156,768)	(83,881)	(134,567)	(285,997)	(253,065)	(101,508)	(104,118)
Realized gain (loss) on investments	387,993	(7,035,063)	(2,416,423)	(3,889,732)	(1,883,245)	(4,167,125)	978,613	504,098
Change in unrealized gain (loss) on investments	3,864,473	17,240,733	6,681,269	13,681,766	11,882,217	17,024,224	2,899,851	5,264,923
Reinvested capital gains	-	802,362	-	1,011,248	-	140,476	-	68,964

Net increase (decrease) in contract owners’ equity resulting from operations	4,164,989	10,851,264	4,180,965	10,668,715	9,712,975	12,744,510	3,776,956	5,733,867

Equity transactions:
Purchase payments received from contract owners (note 3)	365,602	434,711	135,515	185,517	884,300	685,507	146,563	145,380
Transfers between funds	(1,033,435)	5,674,959	(962,113)	(826,101)	5,310,955	4,256,490	(328,594)	(526,033)
Redemptions (note 3)	(3,082,063)	(2,334,969)	(2,599,299)	(1,857,279)	(4,168,525)	(3,874,821)	(1,728,973)	(1,366,300)
Annuity benefits	-	(57)	(5,804)	(5,546)	(4,055)	(3,252)	(16,282)	(15,624)
Contract maintenance charges (note 2)	(193)	(184)	(346)	(336)	(261)	(276)	(85)	(97)
Contingent deferred sales charges (note 2)	(2,061)	(4,724)	(1,960)	(2,459)	(4,079)	(7,385)	(1,413)	(2,052)
Adjustments to maintain reserves	(328)	12,989	573	(2,309)	3,372	5,412	758	(246)

Net equity transactions	(3,752,478)	3,782,725	(3,433,435)	(2,508,513)	2,021,708	1,061,675	(1,928,026)	(1,764,972)

Net change in contract owners’ equity	412,511	14,633,989	747,530	8,160,202	11,734,683	13,806,185	1,848,930	3,968,895
Contract owners’ equity beginning of period	23,100,080	8,466,091	18,894,162	10,733,960	36,257,202	22,451,017	15,040,897	11,072,002

Contract owners’ equity end of period	$23,512,591	23,100,080	19,641,692	18,894,162	47,991,885	36,257,202	16,889,827	15,040,897

CHANGES IN UNITS:
Beginning units	1,015,118	785,222	712,637	857,455	1,314,117	1,269,810	473,719	540,162
Units purchased	366,202	805,519	17,348	52,428	515,458	767,187	6,599	28,951
Units redeemed	(558,087)	(575,623)	(148,511)	(197,246)	(467,618)	(722,880)	(68,087)	(95,394)

Ending units	823,233	1,015,118	581,474	712,637	1,361,957	1,314,117	412,231	473,719

(Continued)

84

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRASP		WRBP		WRBDP		WRCEP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(152,351)	(2,023,480)	472,069	503,588	3,179,437	2,998,262	(179,051)	(192,835)
Realized gain (loss) on investments	14,320,070	6,318,051	2,913,056	1,795,582	(364,042)	(1,248,237)	2,035,709	(6,021,980)
Change in unrealized gain (loss) on investments	2,019,798	22,928,585	4,008,209	3,538,066	2,688,985	4,745,812	21,143,520	32,181,263
Reinvested capital gains	-	23,828,981	810,129	337,991	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,187,517	51,052,137	8,203,463	6,175,227	5,504,380	6,495,837	23,000,178	25,966,448

Equity transactions:
Purchase payments received from contract owners (note 3)	5,259,499	4,438,696	846,542	879,789	2,315,518	1,772,278	1,803,111	2,178,634
Transfers between funds	341,583	20,329,943	(345)	(2,153,990)	17,067,639	4,532,194	(3,457,324)	(9,532,631)
Redemptions (note 3)	(44,684,221)	(34,928,884)	(9,305,672)	(9,442,029)	(25,160,849)	(20,906,230)	(24,748,397)	(19,565,660)
Annuity benefits	(38,487)	(31,105)	(13,379)	(11,565)	(34,794)	(33,039)	(16,625)	(12,283)
Contract maintenance charges (note 2)	(231)	(41)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,872)	(110,423)	16,600	(37,837)	20,408	(60,083)	100,746	(54,925)
Adjustments to maintain reserves	10,410	(2,911)	(3,459)	(476)	(1,775)	1,953	3,660	(481)

Net equity transactions	(39,120,320)	(10,304,725)	(8,459,714)	(10,766,108)	(5,793,854)	(14,692,927)	(26,314,829)	(26,987,346)

Net change in contract owners’ equity	(22,932,803)	40,747,412	(256,251)	(4,590,881)	(289,474)	(8,197,090)	(3,314,651)	(1,020,898)
Contract owners’ equity beginning of period	268,939,319	228,191,907	57,645,365	62,236,246	110,745,563	118,942,653	136,750,467	137,771,365

Contract owners’ equity end of period	$246,006,516	268,939,319	57,389,114	57,645,365	110,456,089	110,745,563	133,435,816	136,750,467

CHANGES IN UNITS:
Beginning units	12,278,354	12,909,693	4,701,582	5,696,020	7,877,501	8,981,987	14,723,373	18,240,906
Units purchased	2,069,798	3,277,982	500,692	859,958	2,482,295	2,367,326	1,384,934	2,492,907
Units redeemed	(3,925,100)	(3,909,321)	(1,167,667)	(1,854,396)	(2,885,113)	(3,471,812)	(4,120,063)	(6,010,440)

Ending units	10,423,052	12,278,354	4,034,607	4,701,582	7,474,683	7,877,501	11,988,244	14,723,373

(Continued)

85

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRDIV		WRENG		WRGNR		WRGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(254)	(46,425)	(95,352)	(113,104)	(478,276)	(462,391)	(725,221)	(1,192,342)
Realized gain (loss) on investments	(190,096)	(730,970)	(252,796)	(643,484)	(3,784,161)	(1,426,307)	9,136,456	(630,027)
Change in unrealized gain (loss) on investments	3,206,588	3,940,788	2,505,467	3,749,945	9,246,495	20,367,361	6,033,273	30,999,530
Reinvested capital gains	-	-	-	-	-	-	-	4,191,940

Net increase (decrease) in contract owners’ equity resulting from operations	3,016,238	3,163,393	2,157,319	2,993,357	4,984,058	18,478,663	14,444,508	33,369,101

Equity transactions:
Purchase payments received from contract owners (note 3)	223,915	291,505	324,794	155,862	964,380	917,351	1,850,116	2,312,587
Transfers between funds	(266,756)	(1,302,226)	629,894	1,212,947	(3,645,464)	7,323,248	(6,095,425)	(9,838,663)
Redemptions (note 3)	(3,736,440)	(3,158,433)	(1,356,876)	(1,181,686)	(7,159,135)	(4,631,342)	(25,771,814)	(21,678,093)
Annuity benefits	(3,908)	(3,398)	-	-	(2,812)	(1,849)	(15,705)	(11,694)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,809)	(7,771)	(1,793)	(3,322)	(10,887)	(13,262)	108,026	(80,138)
Adjustments to maintain reserves	824	(374)	284	(167)	2,595	(365)	7,478	(2,716)

Net equity transactions	(3,790,175)	(4,180,697)	(403,696)	183,634	(9,851,323)	3,593,781	(29,917,324)	(29,298,717)

Net change in contract owners’ equity	(773,937)	(1,017,304)	1,753,623	3,176,991	(4,867,265)	22,072,444	(15,472,816)	4,070,384
Contract owners’ equity beginning of period	23,420,023	24,437,327	10,865,760	7,688,769	46,988,612	24,916,168	155,945,505	151,875,121

Contract owners’ equity end of period	$22,646,086	23,420,023	12,619,383	10,865,760	42,121,347	46,988,612	140,472,689	155,945,505

CHANGES IN UNITS:
Beginning units	1,974,176	2,406,092	1,063,778	1,046,875	3,338,506	3,038,959	16,771,104	20,570,540
Units purchased	309,840	434,311	275,593	483,019	528,792	1,378,298	1,482,791	2,610,477
Units redeemed	(629,169)	(866,227)	(316,297)	(466,116)	(1,287,147)	(1,078,751)	(4,716,309)	(6,409,913)

Ending units	1,654,847	1,974,176	1,023,074	1,063,778	2,580,151	3,338,506	13,537,586	16,771,104

(Continued)

86

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRHIP		WRIP		WRI2P		WRMIC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,650,168	5,732,309	(75,112)	140,299	50,340	400,363	(51,497)	(39,050)
Realized gain (loss) on investments	(203,625)	(269,739)	3,086,974	2,237,652	(1,573,378)	(2,488,334)	(127,012)	(348,170)
Change in unrealized gain (loss) on investments	5,314,572	21,265,608	2,340,000	7,178,898	3,713,164	6,156,159	1,761,449	1,492,389
Reinvested capital gains	-	-	-	-	-	980,727	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,761,115	26,728,178	5,351,862	9,556,849	2,190,126	5,048,915	1,582,940	1,105,169

Equity transactions:
Purchase payments received from contract owners (note 3)	1,326,235	1,463,640	580,485	682,556	281,201	170,974	84,125	55,186
Transfers between funds	3,702,574	11,505,322	(776,053)	2,497,212	2,559	858,938	856,049	516,981
Redemptions (note 3)	(16,165,941)	(11,473,380)	(8,632,363)	(7,419,037)	(3,401,299)	(2,821,104)	(928,048)	(425,994)
Annuity benefits	(28,010)	(22,216)	(3,351)	(2,623)	(10,734)	(8,731)	(3,038)	(2,255)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	2,891	(39,497)	11,909	(29,688)	(6,663)	(8,868)	(2,501)	(1,373)
Adjustments to maintain reserves	(1,848)	(375)	935	(211)	1,201	(1,232)	455	452

Net equity transactions	(11,164,098)	1,433,494	(8,818,438)	(4,271,791)	(3,133,735)	(1,810,023)	7,043	142,997

Net change in contract owners’ equity	(402,983)	28,161,672	(3,466,576)	5,285,058	(943,609)	3,238,892	1,589,983	1,248,166
Contract owners’ equity beginning of period	85,094,624	56,932,952	48,574,882	43,289,824	20,724,711	17,485,819	4,051,196	2,803,030

Contract owners’ equity end of period	$84,691,641	85,094,624	45,108,306	48,574,882	19,781,102	20,724,711	5,641,179	4,051,196

CHANGES IN UNITS:
Beginning units	4,948,846	4,801,530	4,678,629	5,243,842	1,454,572	1,645,885	361,907	350,971
Units purchased	968,291	1,833,792	598,423	1,484,094	246,740	491,395	143,651	149,951
Units redeemed	(1,592,558)	(1,686,476)	(1,460,569)	(2,049,307)	(466,499)	(682,708)	(145,017)	(139,015)

Ending units	4,324,579	4,948,846	3,816,483	4,678,629	1,234,813	1,454,572	360,541	361,907

(Continued)

87

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRMCG		WRMMP		WRMSP		WRRESP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(172,102)	(135,137)	(351,466)	(72,780)	201,336	254,330	72,994	162,567
Realized gain (loss) on investments	459,753	(701,518)	-	-	(671,949)	(293,975)	(984,825)	(2,178,321)
Change in unrealized gain (loss) on investments	3,857,811	4,902,103	-	-	519,714	436,785	3,303,735	3,576,435
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,145,462	4,065,448	(351,466)	(72,780)	49,101	397,140	2,391,904	1,560,681

Equity transactions:
Purchase payments received from contract owners (note 3)	257,751	187,968	6,537,559	8,085,623	144,122	42,058	131,896	222,841
Transfers between funds	1,758,789	3,122,657	12,587,337	(4,466,459)	(5,628,819)	(326,766)	(169,346)	(549,747)
Redemptions (note 3)	(2,938,549)	(2,112,030)	(27,698,107)	(32,908,264)	(164,797)	(975,124)	(1,654,464)	(1,318,565)
Annuity benefits	-	-	(29,749)	(23,926)	-	(1,264)	(4,220)	(2,457)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,761)	(4,504)	71,218	(77,908)	(510)	(1,913)	(3,684)	(4,507)
Adjustments to maintain reserves	1,312	(215)	5,133	5,277	(2)	(115)	860	(2,679)

Net equity transactions	(925,457)	1,193,876	(8,526,610)	(29,385,657)	(5,650,005)	(1,263,124)	(1,698,958)	(1,655,114)

Net change in contract owners’ equity	3,220,005	5,259,324	(8,878,076)	(29,458,437)	(5,600,904)	(865,984)	692,946	(94,433)
Contract owners’ equity beginning of period	14,695,895	9,436,571	38,090,703	67,549,140	5,600,904	6,466,888	9,794,449	9,888,882

Contract owners’ equity end of period	$17,915,900	14,695,895	29,212,627	38,090,703	-	5,600,904	10,487,395	9,794,449

CHANGES IN UNITS:
Beginning units	1,188,377	1,106,727	3,428,531	6,113,637	543,845	672,056	869,687	1,068,301
Units purchased	384,133	581,646	3,037,076	3,830,840	35,401	149,146	166,621	285,094
Units redeemed	(460,504)	(499,996)	(3,815,252)	(6,515,946)	(579,246)	(277,357)	(302,402)	(483,708)

Ending units	1,112,006	1,188,377	2,650,355	3,428,531	-	543,845	733,906	869,687

(Continued)

88

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRSTP		WRSCP		WRSCV		WRVP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(972,461)	(969,244)	(797,455)	(496,451)	(94,681)	(92,700)	(165,435)	497,684
Realized gain (loss) on investments	6,513,220	2,351,564	2,261,234	448,289	(98,232)	(1,055,510)	366,368	(1,567,132)
Change in unrealized gain (loss) on investments	576,821	21,764,143	15,717,745	18,757,875	2,200,472	3,050,968	9,574,380	14,055,829
Reinvested capital gains	2,531,297	5,252,733	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,648,877	28,399,196	17,181,524	18,709,713	2,007,559	1,902,758	9,775,313	12,986,381

Equity transactions:
Purchase payments received from contract owners (note 3)	1,152,207	1,593,516	728,392	995,246	106,476	117,861	777,608	802,610
Transfers between funds	(3,329,255)	(1,263,433)	(2,185,837)	(999,587)	545,485	(53,765)	(1,467,429)	(3,476,195)
Redemptions (note 3)	(14,629,729)	(11,687,782)	(13,046,827)	(9,598,632)	(1,677,134)	(1,110,086)	(9,648,710)	(9,027,570)
Annuity benefits	(8,249)	(5,987)	(9,423)	(6,810)	(10,779)	(8,355)	(12,573)	(10,803)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	25,454	(53,089)	66,004	(32,754)	(3,876)	(2,647)	20,128	(40,025)
Adjustments to maintain reserves	2,953	(2,091)	894	(1,957)	1,534	(400)	2,539	(231)

Net equity transactions	(16,786,619)	(11,418,866)	(14,446,797)	(9,644,494)	(1,038,294)	(1,057,392)	(10,328,437)	(11,752,214)

Net change in contract owners’ equity	(8,137,742)	16,980,330	2,734,727	9,065,219	969,265	845,366	(553,124)	1,234,167
Contract owners’ equity beginning of period	91,941,552	74,961,222	72,809,105	63,743,886	8,634,050	7,788,684	63,371,090	62,136,923

Contract owners’ equity end of period	$83,803,810	91,941,552	75,543,832	72,809,105	9,603,315	8,634,050	62,817,966	63,371,090

CHANGES IN UNITS:
Beginning units	6,937,432	8,066,843	6,103,814	7,141,914	719,794	824,726	5,275,682	6,491,989
Units purchased	827,574	1,387,537	645,189	1,272,955	191,380	232,432	621,343	1,088,787
Units redeemed	(2,113,179)	(2,516,948)	(1,791,978)	(2,311,055)	(266,899)	(337,364)	(1,453,581)	(2,305,094)

Ending units	5,651,827	6,937,432	4,957,025	6,103,814	644,275	719,794	4,443,444	5,275,682

(Continued)

89

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SVOF		WFVSCG		WIEP		WVCP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2,788)	(510,896)	(77,523)	(16,563)	-	(18,170)	-	16,037
Realized gain (loss) on investments	28,732	(34,456,674)	1,223,633	97,997	-	441,743	-	(38,972)
Change in unrealized gain (loss) on investments	29,648	53,085,484	365,873	400,780	-	(67,524)	-	279,387
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55,592	18,117,914	1,511,983	482,214	-	356,049	-	256,452

Equity transactions:
Purchase payments received from contract owners (note 3)	212	974,102	193,944	19,239	-	4,142	-	4,829
Transfers between funds	(5,866)	(78,669,406)	6,105,837	4,323,989	-	(3,398,263)	-	(1,129,504)
Redemptions (note 3)	(79,934)	(7,814,619)	(1,056,009)	(135,734)	-	(249,254)	-	(94,757)
Annuity benefits	(2,452)	(8,222)	(784)	-	-	-	-	-
Contract maintenance charges (note 2)	(65)	(999)	(49)	(5)	-	(13)	-	(4)
Contingent deferred sales charges (note 2)	-	(22,517)	(659)	(555)	-	(36)	-	(167)
Adjustments to maintain reserves	(314)	9,140	930	(56)	-	(45)	-	(83)

Net equity transactions	(88,419)	(85,532,521)	5,243,210	4,206,878	-	(3,643,469)	-	(1,219,686)

Net change in contract owners’ equity	(32,827)	(67,414,607)	6,755,193	4,689,092	-	(3,287,420)	-	(963,234)
Contract owners’ equity beginning of period	324,615	67,739,222	4,689,092	-	-	3,287,420	-	963,234

Contract owners’ equity end of period	$291,788	324,615	11,444,285	4,689,092	-	-	-	-

CHANGES IN UNITS:
Beginning units	26,804	8,437,109	358,511	-	-	351,739	-	137,487
Units purchased	1,387	701,258	1,653,430	441,589	-	413	-	-
Units redeemed	(8,146)	(9,111,563)	(1,323,564)	(83,078)	-	(352,152)	-	(137,487)

Ending units	20,045	26,804	688,377	358,511	-	-	-	-

(Continued)

90

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	BF		SGRF		WGIP		WRLBP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	214,444	-	(86,529)	-	249,648	-	-
Realized gain (loss) on investments	-	(18,309,048)	-	(11,029,249)	-	(2,901,776)	-	-
Change in unrealized gain (loss) on investments	-	16,886,732	-	12,134,483	-	3,465,093	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(1,207,872)	-	1,018,705	-	812,965	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(58)	(1,044,937)	(1,159)	(480,241)	-	86,441	394	-
Transfers between funds	(7)	(50,702,988)	824	(24,722,407)	-	(5,010,364)	(515)	-
Redemptions (note 3)	65	(4,235,054)	-	(1,228,501)	-	(532,364)	(12,042)	-
Annuity benefits	-	(12,253)	877	(4,372)	-	-	-	-
Contract maintenance charges (note 2)	-	(549)	-	(715)	-	(68)	-	-
Contingent deferred sales charges (note 2)	-	(8,381)	-	(9,301)	-	(126)	12,162	-
Adjustments to maintain reserves	-	(299,719)	(542)	(177,418)	-	(405)	-	-

Net equity transactions	-	(56,303,881)	-	(26,622,955)	-	(5,456,886)	-	-

Net change in contract owners’ equity	-	(57,511,753)	-	(25,604,250)	-	(4,643,921)	-	-
Contract owners’ equity beginning of period	-	57,511,753	-	25,604,250	-	4,643,921	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	6,114,999	-	3,026,086	-	424,452	-	-
Units purchased	1,485	261,055	-	119,094	-	25,129	-	-
Units redeemed	(1,485)	(6,376,054)	-	(3,145,180)	-	(449,581)	-	-

Ending units	-	-	-	-	-	-	-	-

(Continued)

91

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVLCG		ACVU2		JPMCVP		BBLCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(1,630)	-	(8,561)	-	209,246	-	-
Realized gain (loss) on investments	-	(83,289)	-	(409,142)	-	(6,435,488)	-	-
Change in unrealized gain (loss) on investments	-	105,784	-	545,505	-	5,690,300	-	-
Reinvested capital gains	-	-	-	-	-	22,194	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	20,865	-	127,802	-	(513,748)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,838	-	3,285	-	12,983	-	(181)
Transfers between funds	-	(260,904)	-	(1,072,342)	-	(10,794,242)	-	181
Redemptions (note 3)	-	(75,750)	-	(35,064)	-	(390,600)	-	-
Annuity benefits	-	-	-	-	-	(569)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	(239)	-	-
Contingent deferred sales charges (note 2)	-	-	-	(346)	-	(2,643)	-	-
Adjustments to maintain reserves	-	5	-	(27)	-	(1,819)	-	-

Net equity transactions	-	(334,811)	-	(1,104,494)	-	(11,177,129)	-	-

Net change in contract owners’ equity	-	(313,946)	-	(976,692)	-	(11,690,877)	-	-
Contract owners’ equity beginning of period	-	313,946	-	976,692	-	11,690,877	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	44,214	-	143,661	-	1,228,220	-	-
Units purchased	-	291	-	4,484	-	20,013	-	1,500
Units redeemed	-	(44,505)	-	(148,145)	-	(1,248,233)	-	(1,500)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

92

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 shares of the First Horizon Capital Appreciation Portfolio, for which the Account was credited 50,000 units of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 units of the First Horizon Capital Appreciation Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BB&T FUNDS

Capital Manager Equity VIF (BBCMAG)

Large Cap VIF (BBGI)

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

HUNTINGTON TRUST COMPANY

VA International Equity Fund (HVIE)

VA Situs Fund (HVSIT)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

International Magnum Portfolio - Class I (MSVIM)*

Mid Cap Growth Portfolio - Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

(Continued)

93

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Balanced Fund - Series I (AVB)

V.I. Basic Value Fund - Series II (AVBV2)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

V.I. Core Equity Fund - Series I (AVGI)

V.I. Core Equity Fund - Series II (AVCE2)

V.I. Global Health Care Fund - Series I (IVHS)

V.I. Global Real Estate Fund - Series I (IVRE)

V.I. International Growth Fund - Series I (AVIE)*

V.I. Large Cap Growth Fund - Series I (AVLCG)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio - Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)*

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

(Continued)

94

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Developing Leaders Portfolio - Initial Shares (DSC)

Developing Leaders Portfolio - Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE EVERGREEN VARIABLE ANNUITY FUNDS

VA Fundamental Large Cap Fund - Class 1 (EVGI)*

VA Omega Fund - Class 1 (EVOM)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)*

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)*

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)*

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

MidCap Fund/VA - Non-Service Shares (OVAG)

Strategic Bond Fund/VA - Service Class (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Real Return Portfolio - Administrative Class (PMVRRA)

Series D (Global Series) (SBLD)

Series J (Mid Cap Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

(Continued)

95

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Series X (Small Cap Growth Series) (SBLX)

Series Y (Select 25 Series) (SBLY)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

Putnam VT Voyager Fund - IB Shares (PVTVB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Capital Growth Portfolio - Class II (ACEG2)

Comstock Portfolio - Class II (ACC2)

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

*	At December 31, 2010, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

96

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

97

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option .	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.

Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%
(Continued)

98

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1)	Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.
(2)	Includes Waddill & Reed Advisors select Reserve product.
(3)	Includes NEA Select product.
(4)	Includes Key Bank and Paine Weber products.
(5)	Available beginning January 2, 2001 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8)	No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	HVIE

0.95%	$22,815,627	$1,271	$3,930	$269	$56,728	$6,263	$21,077	$-
1%	7,825,241	-	-	-	17,465	1,861	8,584	-
1.05%	1,472,802	-	1	1	1,288	680	4,863	-
1.1%	12,421,052	803	2,829	166	18,364	409	1,048	-
1.15%	6,070,784	234	2,055	43	19,017	22	332	-
1.2%	11,937,009	20	66	6	57,093	1,034	9,440	1
1.25%	3,207,799	301	90	16	6,006	-	1,142	-
1.3%	2,147,657	92	1,585	54	8,645	-	1,869	-
1.35%	2,814,183	70	359	51	6,400	19	122	-
1.4%	3,886,652	232	2,450	94	7,128	-	532	-
1.45%	726,413	1,088	831	39	1,361	-	28	-
1.5%	1,450,224	50	82	5	2,692	-	-	-
1.55%	1,223,249	-	1,075	-	6,766	-	5	-
1.6%	1,727,220	2,096	1,783	190	4,268	-	-	-
1.65%	1,569,573	1,507	65	3	3,314	-	-	-
1.7%	154,908	2,682	-	-	1,729	-	10	-
1.75%	819,801	-	-	-	623	-	-	-
1.8%	568,220	-	-	-	2,000	-	-	-
1.85%	188,661	-	-	-	4,018	-	6	-
1.9%	127,851	-	-	-	3,920	-	-	-
1.95%	594,093	-	-	-	10,024	-	-	-
2%	77,847	-	-	-	171	-	-	-
2.05%	392,345	-	-	-	786	-	-	-
2.1%	369,457	-	-	-	620	-	-	-
2.15%	55,409	-	-	-	-	-	-	-
2.2%	384,995	-	-	-	1,247	-	-	-
2.25%	1,155,324	-	-	-	-	-	-	-
2.35%	21,944	-	-	-	-	-	-	-
2.4%	969	-	-	-	-	-	-	-
2.45%	38,282	-	-	-	-	-	-	-
2.5%	36,447	-	-	-	-	-	-	-
2.6%	82,879	-	-	-	-	-	-	-

Totals	$86,364,917	$10,446	$17,201	$937	$241,673	$10,288	$49,058	$1

(Continued)

99

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2

0.95%	$1	$36,901	$-	$367,282	$41,394	$66,370	$-	$338,533
1%	1	13,709	-	205,564	12,335	44,167	-	129,681
1.05%	-	2,259	-	25,742	1,858	6,159	-	20,002
1.1%	-	13,795	-	150,611	15,799	15,135	-	167,342
1.15%	-	4,259	-	59,617	9,706	6,744	-	61,271
1.2%	-	25,455	-	257,496	29,682	30,931	-	269,676
1.25%	-	3,390	1,414	48,253	8,727	5,815	47	50,978
1.3%	-	5,530	-	67,018	2,681	7,833	-	24,236
1.35%	-	4,807	-	47,805	7,828	3,736	-	55,756
1.4%	-	4,807	-	48,261	5,137	2,703	-	51,505
1.45%	-	163	-	6,540	210	1,571	-	7,113
1.5%	-	1,015	-	26,424	777	2,039	-	11,836
1.55%	-	211	-	13,476	988	543	-	8,279
1.6%	-	2,864	-	16,367	1,426	925	-	18,911
1.65%	-	1,514	-	28,351	2,982	667	-	28,902
1.7%	-	189	-	3,760	58	215	-	2,634
1.75%	-	65	-	4,695	1,729	29	-	10,677
1.8%	-	931	-	6,036	2,674	477	-	3,376
1.85%	-	249	-	4,205	600	7	-	4,469
1.9%	-	101	-	1,541	159	11	-	1,158
1.95%	-	-	-	9,105	-	-	-	5,344
2%	-	-	-	450	-	2	-	383
2.05%	-	695	-	3,291	767	331	-	4,394
2.1%	-	-	-	310	32	-	-	322
2.15%	-	-	-	1	-	-	-	114
2.2%	-	1,127	-	498	56	87	-	1,491
2.25%	-	-	-	17,401	-	-	-	37
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$2	$124,036	$1,414	$1,420,100	$147,605	$196,497	$47	$1,278,420

	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2

0.95%	$239,731	$-	$-	$-	$117,477	$1,087	$27,069	$-
1%	163,986	-	-	-	32,744	85	2,473	-
1.05%	19,619	-	-	-	5,355	28	270	-
1.1%	93,781	-	-	-	38,123	979	1,725	-
1.15%	44,661	-	-	-	19,049	87	2,083	-
1.2%	167,174	-	-	-	68,318	169	9,665	-
1.25%	23,344	2,222	-	-	15,975	7	3,389	1,118
1.3%	29,878	-	-	-	8,522	3	2,127	-
1.35%	14,988	-	-	-	9,505	32	1,016	-
1.4%	18,791	-	-	-	11,449	11	1,960	-
1.45%	4,277	-	-	-	4,950	-	-	-
1.5%	12,602	-	3,884	2,213	11,086	225	189	723
1.55%	4,273	-	-	-	1,778	17	-	-
1.6%	2,174	-	1,505	1,207	11,022	4	185	719
1.65%	5,268	-	6,242	2,967	12,132	-	618	2,326
1.7%	671	-	-	-	537	-	-	-
1.75%	1,721	-	2,473	609	4,117	298	4,712	1,507
1.8%	4,309	-	913	675	1,204	-	387	-
1.85%	24	-	-	-	1,784	-	291	-
1.9%	11	-	1,370	593	1,956	9	-	361
1.95%	-	-	3,484	3,278	4,496	61	-	3,364
2%	7	-	88	71	2,321	30	-	-
2.05%	-	-	3,607	2,936	6,239	-	-	73
2.1%	-	-	3,087	2,286	4,629	-	-	-
2.15%	-	-	-	156	1,965	-	-	-
2.2%	989	-	1,389	2,593	6,699	-	-	920
2.25%	-	104	-	-	15,455	-	-	5,534
2.35%	-	-	-	150	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	410	1,025	-	-	-
2.5%	-	-	436	609	1,364	-	-	23
2.6%	-	-	675	137	171	-	-	829

	$852,279	$2,326	$29,153	$20,890	$421,447	$3,132	$58,159	$17,497

(Continued)

100

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	MSEM	MSVMG	MSVRE	NVAGF3	NVAMV1	NVAMV2	GVAAA2	GVABD2

0.95%	$42,492	$-	$71	$3,571	$29,753	$-	$42,632	$81,848
1%	14,340	-	-	1,297	10,018	-	39,713	28,394
1.05%	2,807	-	-	640	1,732	-	8,817	10,209
1.1%	14,859	-	-	911	16,216	-	33,455	24,359
1.15%	7,431	-	-	1,052	7,611	-	22,507	20,072
1.2%	23,393	79	672	4,648	22,394	-	59,845	87,505
1.25%	5,577	-	1,008	712	5,098	-	35,595	15,533
1.3%	2,354	-	-	126	4,179	-	29,196	13,904
1.35%	7,464	-	-	139	4,984	-	12,835	19,417
1.4%	4,610	-	-	553	6,450	-	27,845	26,777
1.45%	2,367	-	-	173	697	-	3,210	1,594
1.5%	554	-	33	503	1,743	963	2,384	2,960
1.55%	1,801	-	-	195	827	-	2,386	3,584
1.6%	8,466	29	10,863	47	2,599	105	2,469	2,616
1.65%	2,293	-	-	-	1,570	303	9,121	7,156
1.7%	48	-	-	4	258	-	178	160
1.75%	3,805	799	5,489	-	603	332	213	771
1.8%	414	-	-	-	734	283	990	1,285
1.85%	77	-	-	-	311	-	656	183
1.9%	10	-	-	-	30	275	65	267
1.95%	-	-	-	-	2	688	855	-
2%	329	-	-	-	71	54	455	102
2.05%	38	-	-	-	337	335	4,059	14
2.1%	-	-	-	-	-	271	-	-
2.15%	4	-	-	-	-	40	-	-
2.2%	-	-	-	-	162	770	2,325	62
2.25%	-	-	-	-	1,111	-	81,426	20,279
2.35%	-	-	-	-	-	109	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	68	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	44	-	-

	$145,533	$907	$18,136	$14,571	$119,490	$4,640	$423,232	$369,051

	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6

0.95%	$72,538	$122,164	$35,286	$123,237	$117,340	$5,375	$191,984	$-
1%	20,242	28,901	15,660	48,328	39,879	2,635	56,481	-
1.05%	4,668	9,216	2,653	14,079	5,664	187	8,214	-
1.1%	30,821	33,967	12,482	39,977	39,577	4,930	65,882	-
1.15%	20,314	23,283	7,389	30,506	23,895	2,123	44,568	-
1.2%	52,527	81,118	28,289	47,899	96,653	1,179	96,836	-
1.25%	16,757	21,122	10,130	12,625	25,144	2,723	21,865	-
1.3%	29,962	18,611	3,798	13,094	21,885	199	13,137	-
1.35%	9,516	20,783	6,920	13,532	14,227	127	25,194	-
1.4%	19,520	17,397	8,317	13,169	18,323	522	20,849	-
1.45%	165	771	597	1,222	1,220	-	2,871	-
1.5%	1,314	4,998	421	6,581	2,711	495	5,502	4,223
1.55%	4,122	3,734	2,196	5,560	3,251	18	5,665	-
1.6%	5,046	5,129	521	8,739	1,760	75	9,886	1,121
1.65%	5,498	5,213	2,776	5,701	2,339	452	3,865	1,203
1.7%	-	857	-	1,119	266	24	1,475	-
1.75%	1,897	3,167	131	8,295	1,220	-	7,551	943
1.8%	1,042	907	82	4,836	1,608	73	3,638	64
1.85%	214	1,852	-	614	663	-	4,863	-
1.9%	88	82	123	22	55	-	665	579
1.95%	79	5,082	806	152	-	-	8,816	3,207
2%	-	-	100	-	14	-	397	-
2.05%	199	468	191	32	347	494	697	1,164
2.1%	-	314	-	-	-	-	585	1,131
2.15%	1	-	-	-	-	-	1	313
2.2%	-	22	-	243	30	-	1,265	4,067
2.25%	-	34,151	13,037	-	-	-	11	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	151
2.5%	-	-	-	-	-	-	-	611
2.6%	-	-	-	-	-	-	-	233

	$296,530	$443,309	$151,905	$399,562	$418,071	$21,631	$602,763	$19,010

(Continued)

101

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3	NVNMO1

0.95%	$-	$9,378	$1,949	$77,552	$-	$27,863	$17,606	$334,152
1%	-	3,955	126	41,591	-	13,579	5,750	143,741
1.05%	-	299	165	7,833	-	3,640	1,460	36,632
1.1%	-	2,679	3,550	24,791	-	6,272	8,093	124,956
1.15%	-	2,193	1,783	11,985	-	1,281	3,518	60,118
1.2%	-	5,933	439	55,373	-	10,701	10,186	145,011
1.25%	89	697	359	8,138	664	3,964	1,658	27,512
1.3%	-	644	176	8,554	-	3,813	2,690	33,025
1.35%	-	838	440	10,723	-	916	2,214	40,201
1.4%	-	1,245	404	6,580	-	1,585	2,877	29,742
1.45%	-	216	25	4,381	-	157	395	5,812
1.5%	-	351	223	4,554	-	723	12	7,123
1.55%	-	1,389	136	1,917	-	204	473	8,380
1.6%	-	1,618	-	6,953	-	623	1,250	9,516
1.65%	-	220	116	1,121	-	611	185	9,901
1.7%	-	53	-	33	-	73	177	1,382
1.75%	-	464	-	2,458	-	-	436	2,863
1.8%	-	347	160	972	-	883	346	3,469
1.85%	-	50	165	594	-	17	175	1,306
1.9%	-	3	-	-	-	-	-	1,163
1.95%	-	-	-	197	-	-	67	15
2%	-	42	-	61	-	-	-	24
2.05%	-	2	-	623	-	66	240	1,910
2.1%	-	-	-	-	-	-	-	-
2.15%	-	1	-	1	-	-	1	-
2.2%	-	119	-	1,001	-	70	39	524
2.25%	-	1	-	-	-	-	-	933
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$89	$32,737	$10,216	$277,986	$664	$77,041	$59,848	$1,029,411

	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2

0.95%	$10,602	$-	$10,294	$10,867	$3,670	$21,062	$34,213	$16,420
1%	5,757	-	2,046	4,967	4,545	5,199	24,559	6,050
1.05%	510	-	1	2,626	17	729	504	-
1.1%	8,041	-	1,884	15,663	7,564	5,421	18,577	3,013
1.15%	4,255	-	2,746	6,878	511	808	9,272	1,346
1.2%	4,123	-	3,330	9,601	5,929	21,079	37,296	18,058
1.25%	3,093	-	1,257	8,850	4,210	4,657	9,159	6,893
1.3%	488	-	243	1,344	8,029	3,031	7,313	3,465
1.35%	1,343	-	25	5,219	6,767	4,944	17,734	3,580
1.4%	1,435	-	-	4,766	922	2,429	4,060	114
1.45%	86	-	-	-	-	-	1,374	-
1.5%	116	-	-	-	1,130	2,121	1,725	-
1.55%	938	-	-	1,397	592	953	722	1,128
1.6%	435	-	-	300	-	2,995	2,199	223
1.65%	347	-	-	2,387	-	1,328	3,342	-
1.7%	82	-	145	-	-	-	-	-
1.75%	80	-	-	451	-	-	-	-
1.8%	-	-	-	-	1,554	-	2,844	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	228	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	39	-	-	-	-	-	-
2.25%	1,420	-	-	9,888	7,470	7,954	21,859	22,954
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$43,151	$39	$21,971	$85,204	$52,910	$84,938	$196,752	$83,244

(Continued)

102

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GVGF1	GVGFS

0.95%	$16,565	$22,082	$-	$12,128	$512,846	$-	$-	$3,713
1%	6,683	10,217	-	4,152	279,581	-	-	991
1.05%	1,292	1,214	-	132	44,162	-	-	344
1.1%	4,838	10,165	-	3,952	130,049	-	-	1,803
1.15%	4,411	7,877	-	3,814	40,626	-	-	1,093
1.2%	19,008	11,260	-	8,760	118,681	-	-	2,818
1.25%	4,005	3,039	-	880	38,536	-	16	331
1.3%	8,182	1,990	-	6,459	18,859	-	-	393
1.35%	5,769	6,045	-	290	21,126	-	-	274
1.4%	6,373	12,272	-	2,605	27,452	-	-	1,247
1.45%	-	532	-	-	5,228	-	-	100
1.5%	202	621	1,622	111	9,902	1,898	-	90
1.55%	-	942	-	-	6,108	-	-	398
1.6%	-	1,546	1,045	367	10,284	1,315	-	1,782
1.65%	235	467	1,495	189	7,250	2,458	-	116
1.7%	238	296	-	217	2,054	-	-	-
1.75%	168	175	-	374	3,698	1,062	-	75
1.8%	-	-	-	-	1,622	660	-	302
1.85%	1,224	272	-	-	880	-	-	13
1.9%	-	-	-	-	106	592	-	28
1.95%	-	-	2,287	56	97	1,416	-	-
2%	-	-	-	-	53	-	-	7
2.05%	-	-	5,776	85	338	979	-	-
2.1%	-	-	417	-	394	421	-	-
2.15%	-	-	299	-	146	-	-	2
2.2%	-	-	637	168	888	872	-	-
2.25%	5,016	4,727	-	1,998	20,512	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	362	-	-
2.5%	-	-	434	-	-	935	-	-
2.6%	-	-	-	-	-	82	-	-

	$84,209	$95,739	$14,012	$46,737	$1,301,478	$13,052	$16	$15,920

	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8	GVIDA	NVDBL2

0.95%	$936,991	$-	$120,764	$-	$12,436	$18,929	$110,303	$8,452
1%	385,775	-	62,305	-	5,748	1,218	22,549	2,847
1.05%	79,894	-	18,038	-	536	426	11,583	28
1.1%	397,886	-	28,495	-	6,077	1,733	70,312	1,621
1.15%	190,950	-	13,073	-	4,186	1,489	31,354	7,083
1.2%	512,076	-	25,010	-	5,998	4,949	79,223	1,167
1.25%	100,791	-	5,845	282	956	1,895	70,490	428
1.3%	107,255	-	6,963	-	843	45	9,016	1,594
1.35%	109,258	-	4,703	-	2,694	454	28,498	54
1.4%	147,730	-	4,985	-	2,291	56	27,648	1,086
1.45%	10,554	-	371	-	357	4	5,874	-
1.5%	31,936	39,663	2,380	-	910	88	15,646	528
1.55%	33,176	-	1,239	-	379	-	7,557	3,176
1.6%	51,662	9,859	821	-	1,520	93	17,314	540
1.65%	34,576	20,302	476	-	1,490	58	16,856	-
1.7%	5,452	-	398	-	27	2	1,868	-
1.75%	25,270	11,729	558	-	974	-	7,835	-
1.8%	17,332	5,024	316	-	375	-	5,121	-
1.85%	3,836	-	-	-	145	45	2,507	-
1.9%	121	3,532	-	-	130	-	118	-
1.95%	267	22,957	-	-	889	-	22,027	-
2%	310	143	33	-	96	-	77	-
2.05%	3,134	12,487	32	-	594	-	15,629	-
2.1%	76	18,562	-	-	265	-	3,138	-
2.15%	413	40	-	-	60	-	962	-
2.2%	1,169	15,995	-	-	658	-	9,598	-
2.25%	45,502	-	-	-	-	-	5,933	1,240
2.35%	-	174	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	2,930	-	-	43	-	-	-
2.5%	-	1,075	-	-	-	-	-	-
2.6%	-	3,148	-	-	702	-	10,242	-

	$3,233,392	$167,620	$296,805	$282	$51,379	$31,484	$609,278	$29,844

(Continued)

103

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	GVUS1	GVUSL	MCIF

0.95%	$1,949	$147,839	$548,962	$188,484	$210,630	$-	$7,346	$343,899
1%	439	25,675	223,265	65,709	54,769	-	1,638	134,108
1.05%	-	5,156	54,853	10,868	14,041	-	206	21,446
1.1%	1,078	85,240	434,227	241,432	149,302	-	1,594	175,245
1.15%	1,465	60,319	293,917	169,610	82,440	-	1,080	98,604
1.2%	919	110,189	383,217	180,853	109,284	-	3,868	213,380
1.25%	462	32,749	309,559	145,942	79,181	-	1,192	44,184
1.3%	-	14,529	63,283	25,095	17,281	-	899	63,843
1.35%	177	33,737	109,158	53,279	31,070	-	1,735	61,255
1.4%	-	39,699	224,438	147,337	62,000	-	949	54,307
1.45%	-	4,674	23,093	10,818	7,128	-	219	13,586
1.5%	-	39,460	77,472	54,134	41,520	-	150	10,581
1.55%	-	11,369	54,050	73,721	17,142	-	166	17,450
1.6%	-	24,287	157,549	64,393	36,890	-	281	23,766
1.65%	-	19,616	93,978	58,695	34,007	-	150	16,537
1.7%	-	31	8,215	3,187	5,347	-	9	1,891
1.75%	-	14,070	110,726	41,230	40,164	-	4	15,334
1.8%	-	2,185	52,185	14,671	15,177	-	84	8,917
1.85%	-	4,819	11,328	8,262	1,648	-	-	1,311
1.9%	-	760	9,615	2,610	3,096	-	-	879
1.95%	-	6,951	28,478	29,455	6,975	-	-	466
2%	-	30	5,354	295	3,581	-	-	750
2.05%	-	6,615	16,846	12,682	12,376	-	71	5,283
2.1%	-	11,031	37,160	29,901	22,969	-	-	773
2.15%	-	2,109	8,278	6,504	5,417	-	-	289
2.2%	-	9,306	39,671	36,124	22,440	-	313	2,531
2.25%	2,388	14,977	165,176	115,636	22,916	-	-	10,586
2.35%	-	284	6,775	1,600	299	-	-	-
2.4%	-	-	-	925	-	-	-	-
2.45%	-	-	943	2,077	1,316	-	-	-
2.5%	-	3,441	2,550	3,027	4,646	-	-	-
2.6%	-	4,584	4,638	5,337	6,104	-	-	-

	$8,877	$735,731	$3,558,959	$1,803,893	$1,121,156	$-	$21,954	$1,341,201

	SAM	NVMIG1	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2

0.95%	$1,183,217	$2	$229,956	$-	$40,512	$-	$61,413	$-
1%	462,518	-	110,368	-	11,261	-	22,396	-
1.05%	99,849	-	20,373	-	3,083	-	2,246	-
1.1%	388,028	120	55,608	-	14,060	-	31,356	-
1.15%	194,109	1	33,480	-	12,954	-	23,616	-
1.2%	723,734	-	138,523	-	43,048	-	40,702	-
1.25%	115,570	-	26,127	32	6,467	2,715	12,477	-
1.3%	103,653	-	22,152	-	16,282	-	4,870	-
1.35%	146,412	-	24,055	-	6,582	-	11,091	-
1.4%	147,954	-	25,073	-	5,028	-	13,186	-
1.45%	12,616	-	3,213	-	279	-	1,934	-
1.5%	53,295	-	17,658	-	1,252	2,690	4,248	2,125
1.55%	19,067	-	4,749	-	1,536	-	1,945	-
1.6%	50,658	-	8,315	-	2,914	782	8,973	1,126
1.65%	74,795	-	8,095	-	1,191	1,469	7,368	3,511
1.7%	3,463	-	436	-	122	-	510	-
1.75%	46,107	-	1,543	-	1,413	488	3,851	1,999
1.8%	26,037	-	4,994	-	2,015	-	2,714	11
1.85%	4,210	-	650	-	763	-	517	-
1.9%	6,985	-	79	-	-	127	346	279
1.95%	12,299	-	823	-	13	711	1,498	2,866
2%	2,816	-	9	-	38	636	385	73
2.05%	29,927	-	1,165	-	626	538	2,183	910
2.1%	14,062	-	-	-	409	1,035	1,542	968
2.15%	4,219	-	63	-	-	-	129	-
2.2%	13,459	-	952	-	781	557	1,928	3,458
2.25%	21,810	-	38	-	-	-	4,884	236
2.35%	1,195	-	-	-	-	32	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	508	-	-	-	-	62	100	57
2.5%	33	-	-	-	-	-	-	-
2.6%	5,733	-	-	-	-	67	1,456	98

	$3,968,338	$123	$738,497	$32	$172,629	$11,909	$269,864	$17,717

(Continued)

104

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF

0.95%	$19,568	$6,977	$334,898	$-	$210,195	$75,473	$-	$403,682
1%	7,843	1,639	166,833	-	48,046	26,888	-	126,255
1.05%	1,245	806	24,498	-	8,812	3,455	-	19,214
1.1%	7,665	2,311	146,633	-	125,357	39,861	-	178,644
1.15%	5,807	1,690	64,936	-	75,059	19,016	-	78,235
1.2%	14,777	2,534	173,304	49,640	178,802	59,219	-	211,477
1.25%	1,967	4,856	49,973	-	30,366	11,788	-	45,277
1.3%	1,861	871	17,222	18,453	23,724	9,021	-	27,776
1.35%	2,003	1,061	32,088	12,533	40,224	12,836	-	52,271
1.4%	4,157	7,196	41,685	6,858	50,287	12,108	-	51,706
1.45%	307	267	6,353	170	4,805	1,371	-	6,491
1.5%	793	6,657	16,903	760	13,577	2,591	1,591	15,866
1.55%	2,071	243	7,990	-	9,205	6,520	-	13,816
1.6%	5,139	1,493	13,506	28	13,663	5,765	287	24,934
1.65%	605	6,134	21,003	2,233	18,982	5,095	1,193	17,472
1.7%	97	7	2,569	314	1,964	554	-	3,249
1.75%	1,008	2,486	6,434	167	3,807	4,341	1,107	15,060
1.8%	1,156	1,327	6,359	168	12,057	3,152	10	9,109
1.85%	116	-	872	526	768	418	-	3,457
1.9%	60	1,234	713	-	635	29	204	478
1.95%	-	4,773	1,105	-	80	10	1,803	148
2%	94	117	440	-	259	22	23	578
2.05%	5	2,562	3,180	286	5,504	1,355	861	3,292
2.1%	-	5,607	337	502	83	-	1,557	-
2.15%	8	547	187	-	140	134	-	174
2.2%	-	4,695	3,186	-	724	963	408	1,794
2.25%	2	2,002	9,049	-	1,740	-	-	5
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	9
2.45%	-	68	-	-	-	-	-	-
2.5%	-	616	-	-	-	-	448	-
2.6%	-	4,282	-	-	-	-	125	-

	$78,354	$75,058	$1,152,256	$92,638	$878,865	$301,985	$9,617	$1,310,469

	SCVF2	SCF	SCF2	MSBF	NVSTB2	GGTC	GGTC3	GVUG1

0.95%	$-	$424,786	$-	$251,518	$58,966	$636	$9,013	$-
1%	-	160,039	-	97,053	14,233	1,273	5,563	-
1.05%	-	23,412	-	16,894	2,778	48	371	-
1.1%	-	136,658	-	70,690	9,365	236	8,334	-
1.15%	-	71,064	-	40,588	13,240	86	2,081	-
1.2%	-	225,466	-	150,512	49,885	506	4,254	-
1.25%	-	47,310	-	36,479	7,086	96	814	1,157
1.3%	-	37,369	-	32,646	3,717	69	871	-
1.35%	-	38,868	-	33,456	7,801	58	1,949	-
1.4%	-	65,237	-	26,538	11,841	89	986	-
1.45%	-	6,354	-	3,629	91	21	81	-
1.5%	5,093	14,585	8,668	18,129	831	16	348	-
1.55%	-	10,195	-	4,099	569	42	214	-
1.6%	1,167	16,700	4,827	11,457	1,602	11	1,760	-
1.65%	3,192	14,535	3,742	23,750	5,495	-	334	-
1.7%	-	1,167	-	2,023	79	15	131	-
1.75%	1,294	5,566	2,416	10,400	179	17	244	-
1.8%	57	9,651	2,760	8,447	1,861	79	522	-
1.85%	-	1,000	-	1,672	-	-	13	-
1.9%	814	540	3,602	896	-	47	2	-
1.95%	2,363	706	4,858	7,874	-	-	26	-
2%	88	305	448	101	-	-	46	-
2.05%	734	2,355	4,481	12,899	805	-	7	-
2.1%	3,004	127	3,721	2,677	-	-	-	-
2.15%	-	1	527	2	-	-	1	-
2.2%	2,645	295	6,744	6,143	51	-	21	-
2.25%	-	123	-	-	21,354	-	1	336
2.35%	99	-	-	177	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	1,758	908	-	-	-	-
2.5%	542	-	1,018	181	-	-	-	-
2.6%	903	-	1,079	446	-	-	-	-

	$21,995	$1,314,414	$50,649	$872,284	$211,829	$3,345	$37,987	$1,493

(Continued)

105

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	AMTB	PMVFAD

0.95%	$8,675	$96,208	$-	$15,997	$68,614	$378,849	$80,820	$23,904
1%	2,632	46,281	-	4,716	38,980	104,756	25,585	4,773
1.05%	284	7,515	-	633	7,896	14,938	5,647	457
1.1%	2,570	33,732	-	10,550	30,979	136,698	39,909	7,197
1.15%	1,839	17,328	-	4,817	32,556	65,013	21,712	2,383
1.2%	6,047	55,405	-	6,827	57,064	168,101	75,349	16,031
1.25%	630	12,907	-	3,613	16,264	38,871	15,422	1,210
1.3%	776	9,561	-	1,757	5,916	19,104	21,245	1,403
1.35%	613	12,189	-	1,640	14,713	45,256	14,358	2,051
1.4%	433	13,546	-	1,375	9,521	39,049	9,068	2,266
1.45%	93	2,075	-	119	1,389	9,261	744	199
1.5%	888	3,618	2,481	136	5,890	19,837	5,725	51
1.55%	327	2,070	-	424	2,667	9,034	1,385	637
1.6%	1,184	4,404	702	942	4,146	26,191	3,919	325
1.65%	698	4,400	1,967	620	9,270	20,926	8,331	103
1.7%	21	757	-	155	1,284	1,803	333	87
1.75%	689	1,790	1,049	175	2,007	12,036	5,694	13
1.8%	120	1,877	557	-	4,348	10,394	2,847	-
1.85%	20	463	-	-	396	2,933	178	-
1.9%	18	166	553	-	-	1,614	90	189
1.95%	79	444	2,581	-	-	8,181	5,139	-
2%	152	64	131	-	29	509	510	-
2.05%	471	617	806	-	700	4,920	503	-
2.1%	292	19	1,317	-	618	7,336	6,348	-
2.15%	-	1	34	-	5	82	156	-
2.2%	153	360	1,858	-	70	7,153	1,794	-
2.25%	-	12,034	-	-	5,144	153	11,827	-
2.35%	-	-	147	-	-	1,052	69	-
2.4%	-	1	-	-	-	14	-	-
2.45%	-	-	107	-	-	309	-	-
2.5%	-	-	151	-	-	902	-	-
2.6%	156	-	257	-	-	919	-	-

	$29,860	$339,832	$14,698	$54,496	$320,466	$1,156,194	$364,707	$63,279

	PMVLAD	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2

0.95%	$83,215	$357	$-	$64	$913	$2,460	$182	$-
1%	32,617	-	-	-	322	969	-	-
1.05%	7,947	-	-	-	-	67	-	-
1.1%	28,343	1,094	-	50	564	1,618	249	-
1.15%	21,202	376	-	438	78	39	49	-
1.2%	72,992	32	-	-	2,445	2,359	-	-
1.25%	4,493	140	944	-	741	2,518	-	-
1.3%	9,855	37	-	43	-	11	-	-
1.35%	8,719	38	-	-	423	409	93	-
1.4%	12,609	167	-	451	176	1,691	2,876	-
1.45%	808	-	-	-	-	-	285	-
1.5%	2,446	-	-	-	2,134	1,424	-	1,743
1.55%	8,270	709	-	-	26	29	2,419	-
1.6%	9,455	51	-	189	597	-	-	1,028
1.65%	2,022	-	-	-	1,565	851	-	2,265
1.7%	2,315	-	-	-	-	2	-	-
1.75%	2,200	-	-	-	906	34	-	580
1.8%	3,673	-	-	-	277	97	-	-
1.85%	3,010	-	-	-	-	-	-	-
1.9%	23	-	-	-	72	116	-	869
1.95%	7,951	-	-	-	1,535	179	-	3,222
2%	-	-	-	-	-	42	-	-
2.05%	-	-	-	-	684	514	-	2,063
2.1%	614	-	-	-	572	104	-	2,835
2.15%	-	-	-	-	497	147	-	119
2.2%	2,096	-	-	-	2,055	376	-	85
2.25%	9,306	-	-	-	568	1,128	-	-
2.35%	-	-	-	-	224	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	298	148	-	1,552
2.5%	-	-	-	-	-	384	-	102
2.6%	-	-	-	-	91	-	-	585

	$336,181	$3,001	$944	$1,235	$17,763	$17,716	$6,153	$17,048

(Continued)

106

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	IVHS	IVRE	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2

0.95%	$24	$301	$-	$-	$22,063	$215,681	$-	$215,284
1%	-	8	-	-	6,926	82,942	-	60,632
1.05%	-	-	-	-	351	17,829	-	12,937
1.1%	1,025	2,371	-	-	13,334	91,623	-	60,279
1.15%	48	943	-	-	6,700	41,700	-	39,604
1.2%	12	15	-	-	14,380	119,024	-	145,950
1.25%	103	51	320	-	1,570	25,922	-	34,255
1.3%	-	42	-	-	1,743	22,595	-	31,504
1.35%	-	-	-	-	2,529	26,348	-	45,485
1.4%	-	-	-	-	3,070	28,391	-	29,352
1.45%	-	-	-	-	257	2,965	-	593
1.5%	-	-	6,085	3,289	8,854	8,924	4,639	9,788
1.55%	-	-	-	-	2,325	9,303	-	8,464
1.6%	-	-	1,110	1,498	2,445	9,260	442	10,717
1.65%	-	-	5,491	11,160	9,112	12,736	3,000	8,270
1.7%	-	-	-	-	786	289	-	369
1.75%	-	-	184	313	2,425	8,292	1,184	5,640
1.8%	-	-	1,112	1,169	2,855	9,701	501	6,987
1.85%	-	-	-	-	1,740	901	-	1,690
1.9%	-	-	-	331	2,392	53	548	2,221
1.95%	-	-	4,097	6,307	16,215	534	1,914	3,280
2%	-	-	-	-	24	98	108	235
2.05%	-	-	2,994	2,084	3,234	2,906	1,787	957
2.1%	-	-	1,673	1,742	4,347	393	8,256	3,450
2.15%	-	-	337	3	-	-	331	5,105
2.2%	-	-	3,187	1,146	4,914	95	4,790	2,862
2.25%	-	-	-	-	13,696	-	-	46,973
2.35%	-	-	-	166	460	-	864	200
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	695	27	712	-	-	420
2.5%	-	-	91	147	426	-	91	-
2.6%	-	-	613	352	687	-	474	-

	$1,212	$3,731	$27,989	$29,734	$150,572	$738,505	$28,929	$793,503

	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVV	ACVV2	ACVVS1

0.95%	$2,355	$70	$38,639	$-	$-	$458,450	$-	$-
1%	105	-	9,731	-	-	146,462	-	-
1.05%	-	-	903	-	-	25,119	-	-
1.1%	11,590	-	12,732	-	-	244,988	-	-
1.15%	5,699	-	5,282	-	-	115,551	-	-
1.2%	546	-	29,487	-	-	319,826	-	-
1.25%	97	-	2,699	6,463	-	72,293	-	-
1.3%	250	-	3,214	-	-	51,876	-	-
1.35%	34	-	3,981	-	-	70,472	-	-
1.4%	25	-	5,031	-	-	93,177	-	-
1.45%	-	-	411	-	-	12,414	-	-
1.5%	-	-	1,329	-	-	24,873	15,535	-
1.55%	-	-	754	-	-	16,870	-	-
1.6%	-	290	2,702	-	31	32,181	2,197	-
1.65%	-	-	230	-	121	27,133	5,309	-
1.7%	-	-	545	-	-	3,847	-	-
1.75%	172	2,069	109	-	888	10,810	2,520	-
1.8%	-	-	303	-	-	12,433	4,258	-
1.85%	-	-	1,140	-	-	3,659	-	-
1.9%	-	-	-	-	-	508	4,358	-
1.95%	-	-	29	-	-	33	10,238	-
2%	-	-	-	-	-	1,283	924	-
2.05%	-	-	-	-	-	4,827	5,847	-
2.1%	-	-	-	-	-	-	4,585	-
2.15%	-	-	-	-	-	10	599	-
2.2%	-	-	322	-	-	2,575	2,995	-
2.25%	-	-	40	2,199	-	4,284	-	-
2.35%	-	-	-	-	-	-	1,641	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	1,032	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	754	-

	$20,873	$2,429	$119,613	$8,662	$1,040	$1,755,954	$62,792	$-

(Continued)

107

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	ACVVS2	DVSCS	DSIF	DSRG	DSRGS	DCAP	DCAPS	DSC

0.95%	$-	$81,968	$1,135,413	$147,056	$-	$175,083	$-	$247
1%	-	26,833	517,903	70,080	-	74,596	-	-
1.05%	-	2,448	108,692	15,512	-	21,297	-	-
1.1%	-	39,697	386,125	83,683	-	73,261	-	264
1.15%	-	22,031	217,103	26,579	-	37,036	-	-
1.2%	-	46,374	600,001	62,714	-	100,560	-	-
1.25%	-	19,188	127,848	12,809	-	22,694	-	79
1.3%	-	7,764	100,815	7,394	-	18,589	-	-
1.35%	-	19,318	147,537	9,794	-	20,050	-	6
1.4%	-	13,137	107,160	13,675	-	28,974	-	274
1.45%	-	3,437	27,330	1,362	-	3,134	-	-
1.5%	-	2,377	27,213	3,890	633	8,044	4,893	-
1.55%	-	3,184	17,622	2,082	-	6,486	-	360
1.6%	-	7,189	43,836	925	63	5,882	4,471	-
1.65%	-	2,331	25,486	3,154	264	7,419	4,604	-
1.7%	-	838	10,845	339	-	1,621	-	-
1.75%	-	1,771	11,428	2,551	-	954	2,038	-
1.8%	-	978	8,796	1,090	-	3,737	576	-
1.85%	-	720	2,888	73	-	367	-	-
1.9%	-	698	831	173	3	31	107	-
1.95%	-	76	108	-	189	197	2,371	-
2%	-	-	297	12	-	239	49	-
2.05%	-	1,133	3,809	1,241	-	1,921	2,543	-
2.1%	-	-	-	-	328	344	4,744	-
2.15%	-	-	243	-	-	-	-	-
2.2%	-	1,162	1,795	268	-	187	1,198	-
2.25%	-	8	29,918	81	-	4,889	-	-
2.35%	-	-	-	-	-	-	4	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	374	-	1,719	-
2.5%	-	-	-	-	-	-	181	-
2.6%	-	-	-	-	1	-	566	-

	$-	$304,660	$3,661,042	$466,537	$1,855	$617,592	$30,064	$1,230

	DVIV	FCA2S	FALFS	FHIBS	FVMOS	FQB	FQBS	FC2

0.95%	$697	$-	$-	$-	$1,813	$440,013	$-	$-
1%	-	-	-	-	476	112,091	-	-
1.05%	-	-	-	-	65	29,792	-	-
1.1%	141	-	-	-	602	206,614	-	-
1.15%	20	-	-	-	344	134,706	-	-
1.2%	-	-	-	-	1,237	279,582	-	-
1.25%	-	-	-	-	48	66,326	-	-
1.3%	-	-	-	-	141	62,628	-	-
1.35%	-	-	-	-	367	88,528	-	-
1.4%	685	-	-	-	482	97,761	-	-
1.45%	-	-	-	-	250	12,783	-	-
1.5%	-	650	31	12,398	58	14,297	18,897	29,771
1.55%	924	-	-	-	-	22,618	-	-
1.6%	-	1,569	-	2,623	66	48,481	7,567	8,906
1.65%	-	342	30	7,349	34	30,171	18,821	23,215
1.7%	-	-	-	-	-	5,804	-	-
1.75%	-	129	-	3,582	3	32,826	9,329	14,011
1.8%	-	125	15	778	-	16,250	1,114	4,407
1.85%	-	-	-	-	63	6,907	-	-
1.9%	-	-	-	-	-	59	2,680	6,623
1.95%	-	2,310	156	5,021	-	49	19,379	33,360
2%	-	-	-	352	-	516	457	1,979
2.05%	-	2,540	129	8,699	-	2,124	15,314	11,094
2.1%	-	2,010	71	7,948	-	-	10,335	20,624
2.15%	-	115	11	1,688	-	7	5,983	326
2.2%	-	1,971	256	2,030	-	825	5,377	18,757
2.25%	-	-	-	-	-	3,521	-	-
2.35%	-	-	-	464	-	-	515	2,218
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,133	-	-	601	1,534
2.5%	-	-	-	1,125	-	-	499	1,819
2.6%	-	127	30	399	-	-	2,796	2,573

	$2,467	$11,888	$729	$55,589	$6,049	$1,715,279	$119,664	$181,217

(Continued)

108

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FVSS2	FCS	FNRS2	FEIS	FEI2	FF10S	FF10S2	FF20S

0.95%	$-	$1,092,643	$71,299	$830,497	$-	$29,297	$-	$19,995
1%	-	499,441	25,589	361,726	-	12,434	-	12,553
1.05%	-	78,786	4,795	76,089	-	1,681	-	1,737
1.1%	-	423,318	28,299	358,231	-	15,049	-	15,745
1.15%	-	210,490	13,626	159,297	-	4,078	-	1,308
1.2%	-	679,986	48,329	458,099	-	18,787	-	15,080
1.25%	-	146,372	11,211	97,192	-	1,186	465	2,594
1.3%	-	118,251	7,669	62,754	-	2,042	-	585
1.35%	-	131,856	13,884	108,316	-	1,327	-	1,499
1.4%	-	160,466	12,233	126,049	-	2,669	-	1,692
1.45%	-	31,619	1,984	15,672	-	-	-	176
1.5%	4,347	36,938	2,254	31,870	25,841	726	-	2,230
1.55%	-	26,121	4,042	23,086	-	1,697	-	585
1.6%	745	50,535	4,813	47,559	5,959	605	-	123
1.65%	1,832	53,628	1,676	39,497	17,246	7,808	-	377
1.7%	-	8,757	1,000	5,258	-	-	-	-
1.75%	1,747	20,699	2,987	20,055	7,925	1,144	-	-
1.8%	1,180	18,793	5,086	16,640	6,238	121	-	2,498
1.85%	-	5,755	3,325	2,863	-	-	-	467
1.9%	-	1,019	73	631	7,674	-	-	-
1.95%	2,139	5,953	5,197	1,445	15,827	-	-	900
2%	49	292	141	566	414	-	-	-
2.05%	2,132	6,829	237	5,810	6,100	-	-	802
2.1%	4,063	295	312	-	13,568	-	-	-
2.15%	-	112	1	97	-	-	-	-
2.2%	1,557	3,467	33	1,375	11,174	-	-	-
2.25%	-	61,711	29	29,640	-	-	776	-
2.35%	-	-	-	-	473	-	-	-
2.4%	-	9	-	-	-	-	-	-
2.45%	-	-	-	-	1,211	-	-	-
2.5%	-	-	-	-	346	-	-	-
2.6%	874	-	-	-	5,035	-	-	-

	$20,665	$3,874,141	$270,124	$2,880,314	$125,031	$100,651	$1,241	$80,946

	FF20S2	FF30S	FF30S2	FGOS	FGS	FG2	FHIS	FHISR

0.95%	$-	$7,963	$-	$82,606	$543,541	$-	$211,438	$155,115
1%	-	4,932	-	49,918	301,414	-	99,266	38,084
1.05%	-	349	-	14,783	57,704	-	24,557	6,583
1.1%	-	10,067	-	15,789	195,110	-	74,335	37,467
1.15%	-	4,298	-	5,676	75,298	-	34,236	25,029
1.2%	-	7,950	-	28,607	321,393	-	103,871	217,235
1.25%	1,407	1,395	904	5,348	63,635	-	17,425	6,086
1.3%	-	220	-	5,483	46,057	-	24,012	18,301
1.35%	-	2,225	-	6,030	49,153	-	20,700	19,805
1.4%	-	362	-	2,673	52,392	-	20,363	13,771
1.45%	-	-	-	893	6,256	-	1,091	1,906
1.5%	-	-	-	2,166	22,126	9,763	7,411	2,725
1.55%	-	49	-	1,156	14,044	-	4,651	3,415
1.6%	-	-	-	346	12,738	2,605	6,053	3,042
1.65%	-	22	-	2,332	19,846	8,062	5,418	2,033
1.7%	-	4	-	721	4,401	-	1,686	1,003
1.75%	-	-	-	17	8,280	3,675	5,704	708
1.8%	-	3	-	136	8,697	1,208	2,512	545
1.85%	-	-	-	100	2,637	-	260	536
1.9%	-	-	-	179	380	788	-	-
1.95%	-	-	-	-	-	3,735	8	-
2%	-	-	-	-	274	200	29	10
2.05%	-	-	-	298	1,844	3,746	400	4
2.1%	-	-	-	-	-	5,268	86	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	718	7,029	1,350	307
2.25%	1,373	-	4,482	-	5,824	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,637	-	-
2.5%	-	-	-	-	-	200	-	-
2.6%	-	-	-	-	-	1,452	-	-

	$2,780	$39,839	$5,386	$225,257	$1,813,762	$49,368	$666,862	$553,710

(Continued)

109

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FIGBS	FMCS	FMC2	FOS	FO2R	FOSR	FVSS	FTVIS2

0.95%	$260,939	$129,559	$-	$76,624	$-	$106,231	$53,276	$118,142
1%	74,941	58,439	-	45,291	-	33,775	17,575	48,277
1.05%	12,514	5,637	-	9,520	-	7,097	3,210	10,265
1.1%	74,402	61,261	-	12,301	-	47,325	21,491	53,686
1.15%	45,250	29,077	-	5,978	-	22,851	10,899	24,800
1.2%	196,763	79,236	-	45,172	-	90,070	27,734	104,613
1.25%	29,006	12,874	13,914	9,986	-	19,550	8,062	29,144
1.3%	48,534	13,151	-	6,600	-	12,819	4,737	39,771
1.35%	29,825	17,566	-	4,388	-	14,134	10,210	57,034
1.4%	41,512	20,258	-	2,867	-	29,908	6,877	21,328
1.45%	3,426	4,956	-	1,216	-	1,768	1,090	11,531
1.5%	9,063	3,253	21,302	2,060	12,572	5,437	289	5,669
1.55%	5,916	2,749	-	556	-	4,139	665	3,702
1.6%	12,057	8,057	9,593	284	7,770	4,620	5,740	6,797
1.65%	6,484	13,092	22,256	1,810	15,596	4,944	1,787	25,180
1.7%	2,407	561	-	221	-	446	383	1,249
1.75%	10,798	870	7,823	318	2,755	2,366	2,319	3,158
1.8%	4,997	1,800	2,755	360	1,946	3,287	982	2,861
1.85%	928	2,585	-	6	-	1,594	376	4,489
1.9%	1,201	871	4,208	-	2,697	-	-	199
1.95%	306	4,897	18,020	-	13,919	66	32	7,439
2%	-	96	3,104	-	916	137	-	359
2.05%	1,244	2,215	13,533	868	3,869	1,074	316	-
2.1%	1,330	317	18,828	-	8,395	368	-	312
2.15%	-	1	108	-	138	1	-	-
2.2%	165	766	8,619	641	7,147	519	215	47
2.25%	52,217	-	12,418	-	-	-	1,602	16,852
2.35%	-	-	575	-	68	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	3,520	-	1,766	-	-	-
2.5%	-	-	1,965	-	999	-	-	-
2.6%	-	-	1,908	-	1,068	-	-	-

	$926,225	$474,144	$164,449	$227,067	$81,621	$414,526	$179,867	$596,904

	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3	FTVFA2	AMGP

0.95%	$-	$60,573	$33,674	$-	$25,187	$163,809	$8,951	$-
1%	-	21,857	18,908	-	10,078	56,997	3,550	-
1.05%	-	1,765	1,615	-	1,719	11,063	185	-
1.1%	-	22,032	13,492	-	8,432	47,635	3,311	-
1.15%	-	12,381	5,230	-	4,199	31,231	1,920	-
1.2%	-	37,982	23,871	-	11,588	100,939	7,319	-
1.25%	2,174	18,705	10,367	369	10,636	22,628	2,242	-
1.3%	-	3,594	6,178	-	1,696	39,273	769	-
1.35%	-	6,284	6,557	-	3,367	28,548	1,202	-
1.4%	-	6,489	8,142	-	11,836	33,456	1,612	-
1.45%	-	2,526	3,688	-	551	2,781	638	-
1.5%	-	858	2,429	-	1,066	4,346	590	-
1.55%	-	1,394	1,968	-	1,881	9,585	1,846	-
1.6%	-	3,982	7,648	-	3,092	6,637	4,905	1,523
1.65%	-	1,221	467	-	1,146	9,055	950	-
1.7%	-	181	18	-	697	4,225	694	-
1.75%	-	810	1,427	-	1,162	5,301	74	3,270
1.8%	-	1,068	86	-	898	3,451	315	-
1.85%	-	291	111	-	1,712	7,184	1,705	-
1.9%	-	-	77	-	183	-	-	-
1.95%	-	880	88	-	5,136	15,829	6,101	-
2%	-	-	195	-	-	-	-	-
2.05%	-	-	1,340	-	-	239	-	-
2.1%	-	-	-	-	313	1,244	311	-
2.15%	-	-	1	-	1	-	-	-
2.2%	-	-	44	-	22	147	22	-
2.25%	7,766	-	-	-	-	56	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$9,940	$204,873	$147,621	$369	$106,598	$605,659	$49,212	$4,793

(Continued)

110

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	AMINS	AMCG	AMTP	AMRS	AMFAS	AMSRS	OVCAFS	OVGR

0.95%	$-	$18	$1	$-	$2,809	$10,883	$-	$371,134
1%	-	-	-	-	513	7,483	-	150,215
1.05%	-	-	-	-	-	3,531	-	24,745
1.1%	-	-	8	-	1,284	7,226	-	190,134
1.15%	-	-	-	-	116	1,398	-	104,890
1.2%	-	146	-	-	1,782	10,517	-	213,122
1.25%	-	406	-	50	778	1,515	-	48,090
1.3%	-	-	-	-	257	464	-	26,563
1.35%	-	-	-	-	168	341	-	57,632
1.4%	-	-	-	-	1,195	1,116	-	68,478
1.45%	-	-	-	-	-	45	-	8,429
1.5%	-	-	-	-	1,431	33	11,397	18,347
1.55%	-	-	-	-	-	47	-	10,552
1.6%	-	2,331	422	-	1,265	1,743	3,565	21,508
1.65%	-	203	-	-	1,604	456	7,550	23,137
1.7%	-	-	-	-	-	27	-	3,638
1.75%	-	3,439	6,832	-	978	999	3,779	8,874
1.8%	-	-	-	-	-	25	4,721	10,123
1.85%	-	-	-	-	-	-	-	1,262
1.9%	-	-	-	-	733	242	2,127	1,855
1.95%	-	-	-	-	788	309	6,410	1,276
2%	-	-	-	-	312	-	161	697
2.05%	-	-	-	-	1,223	226	2,254	2,361
2.1%	-	-	-	-	176	480	3,361	-
2.15%	-	-	-	-	243	-	184	-
2.2%	-	-	-	-	315	-	4,446	223
2.25%	-	-	-	-	-	1,520	-	28,872
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	206	193	107	-
2.5%	-	-	-	-	24	-	573	-
2.6%	-	-	-	-	115	-	1,483	-

	$-	$6,543	$7,263	$50	$18,315	$50,819	$52,118	$1,396,157

	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS	OVGI	OVGIS

0.95%	$302,806	$185,841	$-	$8,354	$247	$-	$359,440	$-
1%	69,634	51,009	-	2,810	84	-	180,948	-
1.05%	14,057	6,690	-	126	-	-	24,235	-
1.1%	126,509	101,815	-	2,251	249	-	150,050	-
1.15%	65,199	48,328	-	1,768	99	-	74,977	-
1.2%	203,429	144,831	-	5,346	101	-	205,796	-
1.25%	42,038	29,623	-	235	14	325	50,440	-
1.3%	28,941	20,029	-	19	417	-	32,643	-
1.35%	40,549	41,654	-	242	-	-	59,221	-
1.4%	63,596	41,455	-	2,641	28	-	54,702	-
1.45%	6,008	2,883	-	1	-	-	11,595	-
1.5%	21,398	11,603	8,111	6	79	-	18,307	10,002
1.55%	6,926	8,241	-	-	130	-	9,683	-
1.6%	23,565	17,845	3,434	-	-	-	10,698	4,509
1.65%	23,859	19,701	4,421	39	-	-	22,577	12,303
1.7%	2,284	557	-	84	-	-	2,016	-
1.75%	14,876	9,470	3,682	-	-	-	10,620	4,428
1.8%	8,133	11,814	4,166	70	-	-	10,300	1,154
1.85%	1,547	1,269	-	18	-	-	1,274	-
1.9%	5,412	696	1,048	-	-	-	790	1,356
1.95%	11,139	616	7,516	-	-	-	88	4,219
2%	1,220	1,599	24	-	-	-	209	322
2.05%	11,799	497	5,153	4	-	-	590	2,950
2.1%	7,138	560	4,461	-	-	-	-	7,057
2.15%	733	-	907	-	-	-	2	-
2.2%	12,036	410	7,312	9	-	-	1,005	2,700
2.25%	11	132	-	-	-	-	7,473	-
2.35%	276	-	841	-	-	-	-	516
2.4%	-	11	-	-	-	-	-	-
2.45%	1,567	-	212	-	-	-	-	577
2.5%	1,384	-	42	-	-	-	-	23
2.6%	2,192	-	229	-	-	-	-	722

	$1,120,261	$759,179	$51,559	$24,023	$1,448	$325	$1,299,679	$52,838

(Continued)

111

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	OVSC	OVSCS	OVAG	OVSBS	PMVRRA	SBLD	SBLJ	SBLN

0.95%	$29,315	$-	$174,828	$-	$1,101	$-	$154	$185
1%	12,629	-	96,074	-	37	-	-	-
1.05%	1,368	-	14,397	-	-	-	-	-
1.1%	21,498	-	84,607	-	5,222	1,573	985	886
1.15%	2,189	-	35,227	-	2,205	628	137	475
1.2%	15,093	-	105,223	-	260	136	-	28
1.25%	4,523	2,274	26,631	-	595	-	154	54
1.3%	1,535	-	16,654	-	476	246	56	24
1.35%	4,913	-	17,611	-	-	-	-	-
1.4%	1,910	-	23,223	-	-	-	-	-
1.45%	57	-	6,159	-	-	-	-	-
1.5%	2,002	-	6,641	13,392	-	-	-	-
1.55%	848	-	1,417	-	-	-	-	-
1.6%	732	-	5,954	7,079	-	-	-	-
1.65%	499	-	9,892	21,521	-	-	-	-
1.7%	408	-	629	-	-	-	-	-
1.75%	785	-	1,811	2,913	-	-	-	-
1.8%	385	-	2,838	695	-	-	-	-
1.85%	326	-	859	-	-	-	-	-
1.9%	-	-	876	1,663	-	-	-	-
1.95%	-	-	54	16,187	-	-	-	-
2%	-	-	-	73	-	-	-	-
2.05%	-	-	188	4,739	-	-	-	-
2.1%	-	-	-	5,445	-	-	-	-
2.15%	-	-	91	55	-	-	-	-
2.2%	-	-	643	3,957	-	-	-	-
2.25%	-	-	1	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,846	-	-	-	-
2.5%	-	-	-	1,637	-	-	-	-
2.6%	-	-	-	718	-	-	-	-

	$101,015	$2,274	$632,528	$81,920	$9,896	$2,583	$1,486	$1,652

	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	PMVTRA	PVGIB

0.95%	$1,534	$752	$644	$1,887	$52	$-	$5,845	$-
1%	110	24	12	159	-	-	213	-
1.05%	-	-	-	-	-	-	-	-
1.1%	5,817	2,861	5,644	13,116	615	203	17,993	-
1.15%	1,538	616	3,097	6,934	116	-	6,654	-
1.2%	852	2	291	679	-	-	67	-
1.25%	-	-	76	1,011	-	71	605	139
1.3%	99	180	204	122	-	-	305	-
1.35%	-	-	-	-	-	-	-	-
1.4%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.6%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$9,950	$4,435	$9,968	$23,908	$783	$274	$31,682	$139

(Continued)

112

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	ACEG2	ACC2	VYDS	ROCMC	TRBCG2	TREI2	TRHS2	TRLT2

0.95%	$-	$-	$3,295	$198	$19,136	$36,702	$2,595	$-
1%	-	-	10,125	69	7,086	17,160	443	-
1.05%	-	-	297	-	258	2,828	33	-
1.1%	-	-	17,739	6,403	6,022	17,432	335	-
1.15%	-	-	2,808	2,718	5,154	9,341	29	-
1.2%	-	-	10,199	152	18,536	34,036	963	-
1.25%	-	-	1,948	77	4,438	10,444	82	14
1.3%	-	-	3,138	16	1,381	7,968	183	-
1.35%	-	-	407	-	2,241	7,431	191	-
1.4%	-	-	770	-	2,393	14,411	80	-
1.45%	-	-	111	-	469	92	-	-
1.5%	3,043	21,959	520	-	355	646	-	-
1.55%	-	-	550	-	169	92	188	-
1.6%	2,334	10,224	2,563	-	917	1,759	310	-
1.65%	1,519	24,117	719	-	343	630	-	-
1.7%	-	-	1,921	-	-	500	-	-
1.75%	1,350	9,360	-	-	347	70	301	-
1.8%	1,399	3,411	-	-	134	550	28	-
1.85%	-	-	-	-	34	1,522	11	-
1.9%	1,917	7,643	-	-	193	195	-	-
1.95%	5,268	22,744	-	-	-	11	92	-
2%	657	767	-	-	-	-	-	-
2.05%	4,095	7,173	-	-	-	939	-	-
2.1%	2,520	17,001	-	-	-	-	-	-
2.15%	606	2,315	-	-	-	-	-	-
2.2%	2,019	11,409	-	-	1,266	-	-	-
2.25%	-	-	-	-	7,971	11,352	-	-
2.35%	-	277	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	585	1,408	-	-	-	-	-	-
2.5%	410	937	-	-	-	-	-	-
2.6%	271	4,317	-	-	-	-	-	-

	$27,993	$145,062	$57,110	$9,633	$78,843	$176,111	$5,864	$14

	VWEMR	VWEM	VWHAR	VWHA	WRASP	WRBP	WRBDP	WRCEP

0.95%	$67,233	$74,952	$119,727	$63,085	$730,334	$188,371	$393,871	$442,453
1%	29,254	26,196	58,320	18,614	56,718	7,577	12,647	18,876
1.05%	5,927	5,510	10,706	3,574	10,211	1,752	4,703	3,984
1.1%	16,841	17,667	27,919	16,705	886,013	199,354	402,068	475,802
1.15%	4,313	8,581	16,132	7,449	370,649	99,880	179,884	196,045
1.2%	55,503	33,313	93,314	25,911	91,466	6,682	15,094	16,593
1.25%	3,188	4,473	9,194	2,027	63,271	14,259	27,795	25,409
1.3%	16,199	6,460	30,218	2,502	20,685	4,184	6,573	3,761
1.35%	6,238	5,780	15,827	6,422	49,132	9,799	13,602	20,894
1.4%	5,924	2,372	12,412	6,492	212,832	36,781	112,667	74,127
1.45%	524	1,108	2,220	-	80,760	15,865	30,516	41,342
1.5%	2,490	5,142	2,920	-	29,891	3,763	14,489	21,285
1.55%	1,610	985	2,424	-	135,862	15,062	38,083	55,041
1.6%	498	778	2,077	1,122	78,069	17,290	48,613	40,975
1.65%	2,028	1,266	2,764	221	33,900	10,534	13,331	31,634
1.7%	76	217	300	35	3,364	555	1,065	160
1.75%	1,603	123	1,860	-	3,117	1,399	2,790	1,689
1.8%	1,434	785	3,057	637	9,101	2,036	4,035	4,808
1.85%	20	17	628	22	7,885	2,105	1,264	3,388
1.9%	32	-	34	-	162	23	391	237
1.95%	-	-	17	-	24,720	1,526	1,279	1,720
2%	-	-	204	-	4,045	607	7,909	2,486
2.05%	328	650	2,793	202	950	1	171	388
2.1%	-	-	-	-	382	35	57	57
2.15%	-	-	-	-	-	72	482	-
2.2%	-	634	1,053	85	389	-	-	-
2.25%	-	-	149	-	182	22	2,911	2,309
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$221,263	$197,009	$416,269	$155,105	$2,904,090	$639,534	$1,336,290	$1,485,463

(Continued)

113

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	WRDIV	WRENG	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRMIC

0.95%	$75,872	$28,489	$112,212	$478,147	$275,603	$153,129	$63,939	$15,944
1%	2,423	734	1,829	19,026	10,253	3,758	1,133	246
1.05%	307	119	607	3,483	2,176	2,163	104	215
1.1%	78,869	52,059	156,673	504,824	327,036	174,324	79,681	18,000
1.15%	35,611	20,852	56,348	219,440	153,904	64,668	31,531	7,095
1.2%	2,753	1,743	6,146	18,624	10,551	7,026	2,628	1,394
1.25%	4,443	3,023	8,174	27,383	21,353	6,789	3,469	946
1.3%	581	105	1,631	7,091	3,795	285	552	267
1.35%	4,258	1,369	5,491	22,485	14,661	4,513	1,685	773
1.4%	14,552	3,999	42,587	92,373	46,211	25,116	15,690	2,911
1.45%	5,817	957	11,028	56,370	13,467	6,734	1,315	399
1.5%	2,115	433	2,444	27,064	11,159	12,927	2,130	110
1.55%	10,515	7,718	44,057	53,563	32,867	19,732	10,472	1,127
1.6%	8,484	1,393	10,716	52,845	28,246	10,931	2,808	984
1.65%	2,943	754	1,727	37,106	3,376	2,782	554	14
1.7%	556	152	503	994	630	509	164	22
1.75%	81	-	184	2,265	139	39	95	31
1.8%	417	896	2,972	4,439	2,376	1,315	981	-
1.85%	314	122	3,569	4,159	933	1,435	436	860
1.9%	-	-	8	356	137	141	-	-
1.95%	-	-	4,538	3,303	859	3,889	-	-
2%	193	174	2,478	2,466	1,476	3,193	134	152
2.05%	2	72	34	221	22	59	15	7
2.1%	-	272	48	31	-	-	-	-
2.15%	-	-	-	91	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	1	2,272	1,671	8	4,622	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$251,106	$125,436	$478,276	$1,639,820	$961,238	$510,079	$219,516	$51,497

	WRMCG	WRMMP	WRMSP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

0.95%	$47,423	$107,175	$3,539	$27,128	$273,435	$242,873	$25,703	$171,354
1%	555	11,279	106	747	6,411	7,697	1,937	740
1.05%	634	4,284	-	63	1,147	2,183	136	954
1.1%	59,887	94,667	7,101	47,048	346,959	267,923	43,195	237,523
1.15%	21,884	67,590	1,477	12,711	128,117	117,813	12,988	112,441
1.2%	2,783	3,141	312	1,661	12,390	10,271	1,237	7,058
1.25%	3,262	5,535	275	1,673	12,430	14,512	2,479	9,937
1.3%	505	1,306	52	39	2,772	863	232	2,477
1.35%	1,724	4,119	265	3,063	14,895	12,377	2,057	12,017
1.4%	12,423	18,051	859	9,515	64,410	47,764	3,585	46,205
1.45%	5,046	11,797	97	566	9,238	5,612	1,013	29,072
1.5%	1,651	6,080	168	831	12,241	13,251	472	11,230
1.55%	6,029	13,800	586	6,490	46,464	23,738	2,735	23,692
1.6%	6,623	17,938	433	2,555	22,969	13,644	2,325	33,081
1.65%	3,438	2,277	156	555	5,712	5,962	321	15,077
1.7%	444	273	71	98	362	461	250	543
1.75%	62	2	9	62	436	189	-	1,104
1.8%	479	3,490	34	402	3,716	3,138	19	1,668
1.85%	693	15	82	499	2,977	3,204	487	2,688
1.9%	14	43	5	-	123	133	-	180
1.95%	111	230	-	-	3,649	1,759	-	3,267
2%	896	2,925	-	101	1,435	987	200	2,574
2.05%	10	9	-	-	1	11	7	94
2.1%	-	-	-	-	58	32	-	46
2.15%	-	-	-	-	52	-	-	68
2.2%	-	-	-	-	-	-	-	-
2.25%	903	1,236	-	87	62	1,058	-	772
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$177,479	$377,262	$15,627	$115,894	$972,461	$797,455	$101,378	$725,862

(Continued)

114

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	SVOF	WFVSCG

0.95%	$1	$32,673
1%	-	5,582
1.05%	-	582
1.1%	-	4,953
1.15%	-	2,434
1.2%	324	17,155
1.25%	-	1,812
1.3%	-	1,424
1.35%	-	3,835
1.4%	-	1,464
1.45%	-	-
1.5%	-	599
1.55%	-	1,405
1.6%	1,308	696
1.65%	-	435
1.7%	-	337
1.75%	3,219	-
1.8%	-	231
1.85%	-	-
1.9%	-	78
1.95%	-	19
2%	-	-
2.05%	-	1,809
2.1%	-	-
2.15%	-	-
2.2%	-	-
2.25%	-	-
2.35%	-	-
2.4%	-	-
2.45%	-	-
2.5%	-	-
2.6%	-	-

	$4,852	$77,523

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $82,578,286 and $76,474,213, respectively, and total transfers from the Account to the fixed account were $156,242,720 and $230,731,783, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $908 and $0 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $19,125,930 and $40,928,605 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1– Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name i n note 1(b) and in more detail in the applicable product prospectus.

•
Level 3– Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

(Continued)

115

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$7,542,516,343	0	$7,542,516,343
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Capital Manager Equity VIF BBCMAG	$290,067	$182,408
Large Cap VIF BBGI	1,251,988	564,984
Mid Cap Growth VIF BBCA	1,627,579	1,103,219
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III MLVGA3	4,272,120	4,680,058
Credit Suisse Trust- International Equity Flex III Portfolio CSIEF3	559,264	563,704
U.S. Equity Flex I Portfolio WSCP	928,472	1,049,975
VA International Equity Fund HVIE	24	25
VA Situs Fund HVSIT	3,422	3,475
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 JPMMV1	2,047,714	2,830,187
Janus Aspen Series - Balanced Portfolio - Service Shares JABS	8,146	9,555
Janus Aspen Series - Forty Portfolio - Service Shares JACAS	16,711,368	27,504,632
Janus Aspen Series - Global Technology Portfolio - Service II Shares JAGTS2	3,809,614	4,125,913
Janus Aspen Series - Global Technology Portfolio - Service Shares JAGTS	2,696,761	3,502,393
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares JARLCS	6,098	6,992
Janus Aspen Series - Overseas Portfolio - Service II Shares JAIGS2	23,109,351	25,519,274
Janus Aspen Series - Overseas Portfolio - Service Shares JAIGS	7,591,328	16,816,546
Investors Growth Stock Series - Service Class MIGSC	24,683	26,655
Mid Cap Growth Series - Service Class MMCGSC	370,183	343,412
New Discovery Series - Service Class MNDSC	407,497	402,421
Value Series - Service Class MVFSC	10,495,777	8,270,008
Variable Insurance Trust II - International Value Portfolio - Service Class MVIVSC	113,018	125,270
Core Plus Fixed Income Portfolio - Class I MSVFI	67,662,745	67,747,239
Core Plus Fixed Income Portfolio - Class II MSVF2	368,846	320,792
Emerging Markets Debt Portfolio - Class I MSEM	3,156,170	3,071,670
Mid Cap Growth Portfolio - Class I MSVMG	16,531	20,932
U.S. Real Estate Portfolio - Class I MSVRE	306,818	420,189
AllianceBernstein NVIT Global Fixed Income Fund - Class III NVAGF3	790,677	824,869
American Century NVIT Multi Cap Value Fund - Class I NVAMV1	2,857,468	2,958,886
American Century NVIT Multi Cap Value Fund - Class II NVAMV2	234,780	244,960
American Funds NVIT Asset Allocation Fund - Class II GVAAA2	11,841,230	9,428,452
American Funds NVIT Bond Fund - Class II GVABD2	8,741,839	9,436,276
American Funds NVIT Global Growth Fund - Class II GVAGG2	7,467,824	5,758,744
American Funds NVIT Growth Fund - Class II GVAGR2	10,461,330	7,251,466
American Funds NVIT Growth-Income Fund - Class II GVAGI2	3,686,393	3,039,569
Federated NVIT High Income Bond Fund - Class I HIBF	11,020,070	9,216,431
Federated NVIT High Income Bond Fund - Class III HIBF3	48,430,037	62,291,237
Gartmore NVIT Emerging Markets Fund - Class I GEM	675,450	610,799
Gartmore NVIT Emerging Markets Fund - Class III GEM3	27,350,032	15,635,398
Gartmore NVIT Emerging Markets Fund - Class VI GEM6	640,106	379,631
Gartmore NVIT Global Utilities Fund - Class I GVGU1	31,732	21,508
Gartmore NVIT Global Utilities Fund - Class III GVGU	10,915,780	9,182,375
Gartmore NVIT International Equity Fund - Class I GIG	468,087	524,656
Gartmore NVIT International Equity Fund - Class III GIG3	13,470,810	8,243,318
Gartmore NVIT International Equity Fund - Class VI NVIE6	10,641	6,809
Gartmore NVIT Worldwide Leaders Fund - Class I GEF	1,092,855	1,565,793
Gartmore NVIT Worldwide Leaders Fund - Class III GEF3	3,397,154	2,028,981
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I NVNMO1	22,457,201	25,427,071
Neuberger Berman NVIT Socially Responsible Fund - Class I NVNSR1	2,738,299	3,192,869
Neuberger Berman NVIT Socially Responsible Fund - Class II NVNSR2	33	40
NVIT Cardinal Aggressive Fund - Class II NVCRA2	762,108	1,022,135
NVIT Cardinal Balanced Fund - Class II NVCRB2	2,063,054	2,356,292
NVIT Cardinal Capital Appreciation Fund - Class II NVCCA2	1,090,644	1,018,419
NVIT Cardinal Conservative Fund - Class II NVCCN2	2,853,732	3,256,802
NVIT Cardinal Moderate Fund - Class II NVCMD2	3,014,936	3,308,945
NVIT Cardinal Moderately Aggressive Fund - Class II NVCMA2	1,777,855	2,131,665
NVIT Cardinal Moderately Conservative Fund - Class II NVCMC2	2,969,867	3,527,404
NVIT Core Bond Fund - Class I NVCBD1	5,356,026	5,677,250
NVIT Core Bond Fund - Class II NVCBD2	33,277	37,316
NVIT Core Plus Bond Fund - Class II NVLCP2	3,035,220	3,239,014
NVIT Fund - Class I TRF	28,965,823	24,850,346
NVIT Fund - Class II TRF2	376,907	316,736
NVIT Global Financial Services Fund - Class I GVGF1	5,592	3,879
NVIT Global Financial Services Fund - Class III GVGFS	4,286,475	4,560,167
NVIT Government Bond Fund - Class I GBF	90,108,587	95,058,278
NVIT Government Bond Fund - Class II GBF2	3,325,780	3,370,229
NVIT Growth Fund - Class I CAF	3,022,131	4,715,719
NVIT Health Sciences Fund - Class I GVGH1	72,572	68,356
NVIT Health Sciences Fund - Class III GVGHS	14,559,792	14,304,652
NVIT International Index Fund - Class VIII GVIX8	1,305,557	852,216
NVIT Investor Destinations Aggressive Fund - Class II GVIDA	15,263,277	10,865,176
NVIT Investor Destinations Balanced Fund - Class II NVDBL2	448,827	488,136
NVIT Investor Destinations Capital Appreciation Fund - Class II NVDCA2	561,745	578,377
NVIT Investor Destinations Conservative Fund - Class II GVIDC	16,982,046	16,453,333
(Continued)

116

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Investor Destinations Moderate Fund - Class II GVIDM	72,458,263	67,094,013
NVIT Investor Destinations Moderately Aggressive Fund - Class II GVDMA	41,139,155	34,449,746
NVIT Investor Destinations Moderately Conservative Fund - Class II GVDMC	28,017,362	25,582,447
NVIT Leaders Fund - Class III GVUSL	8,988,560	6,381,339
NVIT Mid Cap Index Fund - Class I MCIF	28,834,484	29,502,599
NVIT Money Market Fund - Class I SAM	213,431,233	213,431,233
NVIT Multi-Manager International Growth Fund - Class I NVMIG1	10,047	9,077
NVIT Multi-Manager International Growth Fund - Class III NVMIG3	14,490,287	16,572,260
NVIT Multi-Manager International Value Fund - Class II GVDIV2	359	249
NVIT Multi-Manager International Value Fund - Class III GVDIV3	8,311,608	4,498,986
NVIT Multi-Manager International Value Fund - Class VI GVDIV6	667,064	351,070
NVIT Multi-Manager Large Cap Growth Fund - Class I NVMLG1	7,922,456	9,129,069
NVIT Multi-Manager Large Cap Growth Fund - Class II NVMLG2	306,278	349,500
NVIT Multi-Manager Large Cap Value Fund - Class I NVMLV1	2,903,172	2,697,285
NVIT Multi-Manager Large Cap Value Fund - Class II NVMLV2	1,564,380	1,727,526
NVIT Multi-Manager Mid Cap Growth Fund - Class I NVMMG1	17,332,365	22,594,063
NVIT Multi-Manager Mid Cap Growth Fund - Class II NVMMG2	1,348,672	1,606,109
NVIT Multi-Manager Mid Cap Value Fund - Class II NVMMV2	16,928,015	19,883,689
NVIT Multi-Manager Small Cap Growth Fund - Class I SCGF	7,132,277	5,813,228
NVIT Multi-Manager Small Cap Growth Fund - Class II SCGF2	246,346	241,196
NVIT Multi-Manager Small Cap Value Fund - Class I SCVF	38,020,576	28,111,660
NVIT Multi-Manager Small Cap Value Fund - Class II SCVF2	761,180	550,842
NVIT Multi-Manager Small Company Fund - Class I SCF	42,789,791	28,307,834
NVIT Multi-Manager Small Company Fund - Class II SCF2	1,289,477	854,139
NVIT Multi-Sector Bond Fund - Class I MSBF	24,515,570	21,361,067
NVIT Short Term Bond Fund - Class II NVSTB2	7,829,370	7,869,047
NVIT Technology & Communications Fund - Class I GGTC	1,011,975	1,022,747
NVIT Technology & Communications Fund - Class III GGTC3	10,971,600	13,015,504
NVIT U.S. Growth Leaders Fund - Class I GVUG1	415,458	342,144
NVIT U.S. Growth Leaders Fund - Class III GVUGL	10,681,124	8,483,016
Oppenheimer NVIT Large Cap Growth Fund - Class I NVOLG1	16,966,533	16,969,885
Oppenheimer NVIT Large Cap Growth Fund - Class II NVOLG2	360,927	368,610
Templeton NVIT International Value Fund - Class III NVTIV3	2,439,679	2,925,721
Van Kampen NVIT Comstock Value Fund - Class I EIF	8,443,202	7,638,763
Van Kampen NVIT Real Estate Fund - Class I NVRE1	19,587,228	25,914,156
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares AMTB	14,700,143	13,179,185
Foreign Bond Portfolio (Unhedged) - Advisor Class PMVFAD	2,347,493	2,385,522
Low Duration Portfolio - Advisor Class PMVLAD	13,860,434	13,859,283
V.I. Basic Balanced Fund - Series I AVB	196,831	171,821
V.I. Basic Value Fund - Series II AVBV2	12,308	13,472
V.I. Capital Appreciation Fund - Series I AVCA	24,051	23,626
V.I. Capital Appreciation Fund - Series II AVCA2	227,422	274,509
V.I. Capital Development Fund - Series II AVCD2	1,367,478	1,556,526
V.I. Core Equity Fund - Series I AVGI	161,998	162,847
V.I. Core Equity Fund - Series II AVCE2	440,639	428,865
V.I. Global Health Care Fund - Series I IVHS	47,086	35,782
V.I. Global Real Estate Fund - Series I IVRE	151,264	88,553
VPS Growth and Income Portfolio - Class B ALVGIB	600,651	431,211
VPS Large Cap Growth Portfolio - Class B ALVPGB	484,946	566,120
VPS Small/Mid Cap Value Portfolio - Class B ALVSVB	8,212,643	9,840,015
VP Income & Growth Fund - Class I ACVIG	15,279,660	13,779,228
VP Income & Growth Fund - Class II ACVIG2	379,552	319,221
VP Inflation Protection Fund - Class II ACVIP2	14,255,469	14,685,508
VP International Fund - Class I ACVI	289,325	378,767
VP International Fund - Class III ACVI3	17,776	21,231
VP Mid Cap Value Fund - Class I ACVMV1	4,826,481	5,455,046
VP Mid Cap Value Fund - Class II ACVMV2	73,024	62,337
VP Ultra(R) Fund - Class I ACVU1	27,913	33,758
VP Value Fund - Class I ACVV	234,627,231	194,258,328
VP Value Fund - Class II ACVV2	5,556,703	4,615,206
Small Cap Stock Index Portfolio - Service Shares DVSCS	16,357,480	15,767,467
Stock Index Fund, Inc. - Initial Shares DSIF	51,754,241	59,621,143
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares DSRG	5,793,710	7,096,792
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares DSRGS	31,540	36,611
Appreciation Portfolio - Initial Shares DCAP	10,748,070	9,560,866
Appreciation Portfolio - Service Shares DCAPS	409,797	386,478
Developing Leaders Portfolio - Initial Shares DSC	176,436	111,622
International Value Portfolio - Initial Shares DVIV	203,169	143,576
Capital Appreciation Fund II - Service Shares FCA2S	191,979	231,274
Clover Value Fund II - Service Shares FALFS	311,533	193,681
High Income Bond Fund II - Service Shares FHIBS	1,928,141	1,742,842
Market Opportunity Fund II - Service Shares FVMOS	3,256,727	3,119,934
Quality Bond Fund II - Primary Shares FQB	35,522,907	34,007,475
Quality Bond Fund II - Service Shares FQBS	2,072,386	2,015,236
Contrafund Portfolio - Service Class 2 FC2	15,595,703	13,196,675
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 FVSS2	685,819	463,568
VIP Fund - Contrafund Portfolio - Service Class FCS	498,782,225	431,060,040
VIP Fund - Energy Portfolio - Service Class 2 FNRS2	12,471,761	7,836,923
VIP Fund - Equity-Income Portfolio - Service Class FEIS	69,347,586	56,081,927
VIP Fund - Equity-Income Portfolio - Service Class 2 FEI2	2,471,039	1,893,129
VIP Fund - Freedom Fund 2010 Portfolio - Service Class FF10S	3,211,653	2,877,052
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 FF10S2	12,460	11,256
VIP Fund - Freedom Fund 2020 Portfolio - Service Class FF20S	1,672,081	1,406,374
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 FF20S2	18,230	14,590
VIP Fund - Freedom Fund 2030 Portfolio - Service Class FF30S	1,119,203	787,581
(Continued)

117

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 FF30S2	70,550	48,115
VIP Fund - Growth Opportunities Portfolio - Service Class FGOS	24,073,821	28,361,963
VIP Fund - Growth Portfolio - Service Class FGS	22,188,232	30,220,021
VIP Fund - Growth Portfolio - Service Class 2 FG2	663,150	742,224
VIP Fund - High Income Portfolio - Service Class FHIS	17,374,772	14,886,588
VIP Fund - High Income Portfolio - Service Class R FHISR	23,642,606	31,027,629
VIP Fund - Investment Grade Bond Portfolio - Service Class FIGBS	20,251,411	21,513,632
VIP Fund - Mid Cap Portfolio - Service Class FMCS	9,850,748	7,843,213
VIP Fund - Mid Cap Portfolio - Service Class 2 FMC2	3,113,175	2,677,669
VIP Fund - Overseas Portfolio - Service Class FOS	4,016,679	4,242,070
VIP Fund - Overseas Portfolio - Service Class 2 R FO2R	2,029,165	1,694,796
VIP Fund - Overseas Portfolio - Service Class R FOSR	14,033,940	10,600,239
VIP Fund - Value Strategies Portfolio - Service Class FVSS	6,806,195	7,490,032
Franklin Income Securities Fund - Class 2 FTVIS2	15,554,731	12,209,795
Franklin Rising Dividends Securities Fund - Class 2 FTVRD2	121,367	116,980
Franklin Small Cap Value Securities Fund - Class 2 FTVSV2	8,960,875	8,941,938
Templeton Developing Markets Securities Fund - Class 3 FTVDM3	7,421,711	8,703,253
Templeton Foreign Securities Fund - Class 2 TIF2	3,120	3,096
Templeton Foreign Securities Fund - Class 3 TIF3	4,632,021	3,908,882
Templeton Global Bond Securities Fund - Class 3 FTVGI3	10,064,460	10,950,482
VIP Founding Funds Allocation Fund - Class 2 FTVFA2	1,000,587	1,290,732
Guardian Portfolio - I Class Shares AMGP	110,776	141,926
International Portfolio - S Class Shares AMINS	1,239	1,329
Mid-Cap Growth Portfolio - I Class Shares AMCG	126,489	106,326
Partners Portfolio - I Class Shares AMTP	480,080	503,939
Regency Portfolio - S Class Shares AMRS	834	1,014
Small-Cap Growth Portfolio - S Class Shares AMFAS	871,581	986,790
Socially Responsive Portfolio - I Class Shares AMSRS	3,311,694	2,390,037
Capital Appreciation Fund/VA - Service Class OVCAFS	3,329,449	3,829,354
Capital Appreciation Fund/VA - Non-Service Shares OVGR	119,489,976	152,349,950
Global Securities Fund/VA - Class 3 OVGS3	21,253,132	21,693,642
Global Securities Fund/VA - Non-Service Shares OVGS	10,089,031	15,557,861
Global Securities Fund/VA - Service Class OVGSS	565,813	920,105
High Income Fund/VA - Class 3 OVHI3	1,781,569	2,093,909
High Income Fund/VA - Non-Service Shares OVHI	60,220	14,959
High Income Fund/VA - Service Class OVHIS	13,004	3,171
Main Street Fund(R)/VA - Non-Service Shares OVGI	47,659,247	51,652,556
Main Street Fund(R)/VA - Service Class OVGIS	599,242	657,621
Main Street Small Cap Fund(R)/VA - Non-Service Shares OVSC	19,948,896	22,085,342
Main Street Small Cap Fund(R)/VA - Service Class OVSCS	18,708	17,881
MidCap Fund/VA - Non-Service Shares OVAG	10,666,287	11,204,408
Strategic Bond Fund/VA - Service Class OVSBS	1,389,361	1,418,918
Real Return Portfolio - Administrative Class PMVRRA	441,546	450,470
Series D (Global Series) SBLD	55,451	41,193
Series J (Mid Cap Growth Series) SBLJ	32,300	34,959
Series N (Managed Asset Allocation Series) SBLN	53,218	50,476
Series O (All Cap Value Series) SBLO	313,070	331,353
Series P (High Yield Series) SBLP	199,283	265,539
Series Q (Small Cap Value Series) SBLQ	207,383	212,591
Series V (Mid Cap Value Series) SBLV	245,246	245,690
Series X (Small Cap Growth Series) SBLX	8,512	12,238
Series Y (Select 25 Series) SBLY	7,868	10,433
Total Return Portfolio - Administrative Class PMVTRA	748,641	800,664
Putnam VT Growth and Income Fund - IB Shares PVGIB	1,921	1,049
Capital Growth Portfolio - Class II ACEG2	325,774	449,170
Comstock Portfolio - Class II ACC2	2,101,290	2,111,282
Diversified Stock Fund Class A Shares VYDS	1,359,959	1,540,096
Micro-Cap Portfolio - Investment Class ROCMC	216,165	145,815
Blue Chip Growth Portfolio - II TRBCG2	15,034,469	18,278,625
Equity Income Portfolio - II TREI2	25,155,605	25,108,102
Health Sciences Portfolio - II TRHS2	727,380	790,010
Limited-Term Bond Portfolio - II TRLT2	53	53
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 VWEMR	10,393,455	10,781,448
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class VWEM	6,676,930	4,260,507
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 VWHAR	10,068,811	8,185,566
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class VWHA	1,319,145	2,297,758
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy WRASP	33,445,533	47,765,603
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced WRBP	6,759,028	9,672,084
Ivy Fund Variable Insurance Portfolios, Inc. - Bond WRBDP	21,144,881	20,780,839
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity WRCEP	26,368,824	28,404,533
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities WRDIV	4,955,773	4,765,677
Ivy Fund Variable Insurance Portfolios, Inc. - Energy WRENG	2,176,183	1,923,387
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources WRGNR	15,343,242	11,559,081
Ivy Fund Variable Insurance Portfolios, Inc. - Growth WRGP	22,630,993	31,767,449
Ivy Fund Variable Insurance Portfolios, Inc. - High Income WRHIP	16,354,787	16,151,162
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth WRIP	6,883,863	9,970,837
Ivy Fund Variable Insurance Portfolios, Inc. - International Value WRI2P	5,867,662	4,294,284
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth WRMIC	1,263,334	1,136,322
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth WRMCG	2,859,439	3,319,192
(Continued)

118

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market WRMMP	21,420,435	21,420,435
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities WRMSP	6,576,569	5,904,620
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities WRRESP	3,453,332	2,468,507
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology WRSTP	11,884,408	18,397,628
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth WRSCP	13,194,085	15,455,319
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value WRSCV	2,299,690	2,201,458
Ivy Fund Variable Insurance Portfolios, Inc. - Value WRVP	11,232,054	11,598,422
Advantage Funds Variable Trust - VT Opportunity Fund SVOF	118,035	146,767
Advantage Funds Variable Trust - VT Small Cap Growth Fund WFVSCG	16,123,723	17,347,356

Total	$3,014,977,004	$2,958,443,242

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

119

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Manager Equity VIF (BBCMAG)
2010	0.95% to 1.70%	65,988	$11.60 to $ 10.82	$732,063	1.53%	13.89% to 13.02%
2009	0.95% to 1.75%	79,522	$10.19 to 9.52	780,089	0.86%	24.05% to 22.87%
2008	0.95% to 1.75%	110,981	8.21 to 7.75	884,049	1.32%	-38.81% to -39.38%
2007	0.95% to 1.75%	152,662	13.42 to 12.79	1,993,781	2.69%	1.09% to 0.33%
2006	0.95% to 1.75%	167,149	13.27 to 12.75	2,170,620	1.06%	14.63% to 13.76%
Large Cap VIF (BBGI)
2010	0.95% to 1.65%	123,387	10.63 to 9.96	1,280,950	1.19%	10.87% to 10.08%
2009	0.95% to 1.75%	181,163	9.58 to 8.96	1,698,220	1.01%	17.37% to 16.24%
2008	0.95% to 1.90%	261,627	8.17 to 7.62	2,093,573	1.51%	-38.03% to -38.72%
2007	0.95% to 1.90%	393,076	13.18 to 12.44	5,067,332	2.32%	-6.77% to -7.62%
2006	0.95% to 2.00%	325,009	14.13 to 13.4	4,521,052	1.32%	20.13% to 18.93%
Mid Cap Growth VIF (BBCA)
2009	0.95% to 2.05%	93,676	12.21 to 11.14	1,121,159	0.00%	26.47% to 24.76%
2008	0.95% to 2.05%	117,435	9.66 to 8.93	1,112,358	0.00%	-52.24% to -52.82%
2007	0.95% to 2.05%	194,644	20.22 to 18.93	3,836,231	0.00%	33.73% to 32.32%
2006	0.95% to 2.05%	212,034	15.12 to 14.31	3,142,013	0.43%	2.28% to 1.21%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2010	0.95% to 2.20%	2,250,841	13.16 to 12.88	29,496,902	1.53%	8.72% to 7.35%
2009	0.95% to 2.30%	1,329,525	12.1 to 12	16,061,460	2.54%	21.01% to 19.95%	*
Credit Suisse Trust-International Equity Flex III Portfolio (CSIEF3)
2010	0.95% to 1.35%	98,789	10.01 to 11.18	1,109,618	0.10%	11.17% to 10.72%
2009	0.95% to 1.20%	118,233	9 to 10.73	1,195,448	0.00%	-10.00% to 7.3%	*
U.S. Equity Flex I Portfolio (WSCP)
2010	0.95% to 1.85%	387,091	12.30 to 12.16	4,784,269	0.15%	13.37% to 12.34%
2009	0.95% to 1.85%	465,051	10.85 to 10.83	5,075,301	0.00%	8.51% to 8.26%	*
VA International Equity Fund (HVIE)
2010	0.95% to 1.20%	477	10.32 to 10.32	4,922	0.00%	3.20% to 3.15%	*
VA Situs Fund (HVSIT)
2010	0.95% to 1.20%	1,356	11.30 to 11.29	15,316	0.00%	12.96% to 12.91%	*
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2010	0.95% to 2.20%	817,428	14.72 to 13.53	11,891,483	1.22%	22.28% to 20.74%
2009	0.95% to 2.30%	921,638	$12.04 to 11.13	10,981,625	0.00%	25.49% to 23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2010	1.25%	7,409	15.28	113,236	2.54%	6.80%
2009	1.25%	7,927	14.31	113,433	2.77%	24%
2008	1.25%	7,919	11.54	91,385	2.94%	-17.11%
2007	1.25%	2,342	13.93	32,613	1.73%	8.9%
2006	1.25%	3,983	12.79	50,931	1.41%	9.04%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2010	0.95% to 2.25%	12,264,933	10.05 to 8.70	121,067,434	0.22%	5.47% to 4.08%
2009	0.95% to 2.40%	14,689,565	9.53 to 12.59	138,297,870	0.01%	44.63% to 42.3%
2008	0.95% to 2.50%	15,992,721	6.59 to 8.75	105,562,337	0.01%	-44.84% to -45.72%
2007	0.95% to 2.70%	19,196,350	11.94 to 15.84	237,096,056	0.17%	35.33% to 33.04%
2006	0.95% to 2.70%	20,957,631	8.83 to 11.9	208,004,922	0.13%	8.08% to 6.22%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2010	0.95% to 2.20%	1,087,988	15.69 to 14.06	16,812,409	0.00%	23.33% to 21.78%
2009	0.95% to 2.30%	1,031,386	12.72 to 11.44	12,931,641	0.00%	55.6% to 53.35%
2008	0.95% to 2.40%	1,067,580	8.18 to 7.41	8,611,584	0.09%	-44.43% to -45.3%
2007	0.95% to 2.40%	1,356,019	14.71 to 13.55	19,686,825	0.31%	20.59% to 18.9%
2006	0.95% to 2.55%	1,632,227	12.2 to 11.31	19,619,098	0.00%	6.92% to 5.25%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2010	0.95% to 2.20%	3,870,859	5.18 to 4.51	19,788,975	0.00%	23.22% to 21.66%
2009	0.95% to 2.20%	4,618,124	4.2 to 3.7	19,180,095	0.00%	55.41% to 53.45%
2008	0.95% to 2.20%	5,376,361	2.7 to 2.41	14,382,179	0.09%	-44.5% to -45.21%
2007	0.95% to 2.35%	7,228,127	4.87 to 4.33	34,779,860	0.30%	20.54% to 18.9%
2006	0.95% to 2.45%	10,187,641	4.04 to 3.61	40,276,993	0.00%	6.81% to 5.25%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2009	1.25%	475	$13.54	6,437	0.83%	21.02%
2008	0.95% to 2.50%	140,574	11.38 to 10.41	1,579,143	0.67%	-36.85% to -37.84%
2007	0.95% to 2.50%	177,353	18.02 to 16.74	3,150,367	0.47%	5.12% to 3.47%
2006	0.95% to 2.45%	204,029	17.14 to 16.25	3,456,456	0.10%	9.72% to 8.11%
Janus Aspen Series -Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.95% to 2.20%	4,043,040	30.47 to 27.29	121,341,628	0.53%	23.84% to 22.28%
2009	0.95% to 2.70%	4,589,729	24.6 to 21.49	111,311,388	0.42%	77.37% to 74%
2008	0.95% to 2.70%	4,486,666	13.87 to 12.35	61,384,776	2.75%	-52.66% to -53.56%
2007	0.95% to 2.70%	6,157,632	29.3 to 26.59	178,045,971	0.44%	26.85% to 24.76%
2006	0.95% to 2.65%	6,727,631	23.1 to 21.36	153,417,136	2.17%	45.31% to 43.03%
(Continued)

120

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2010	0.95% to 2.20%	4,560,947	$17.92 to $ 15.60	$80,556,813	0.54%	23.83% to 22.27%
2009	0.95% to 2.20%	5,558,077	14.47 to 12.76	79,406,176	0.42%	77.37% to 75.13%
2008	0.95% to 2.25%	6,684,942	8.16 to 12.71	54,098,651	2.65%	-52.68% to -53.36%
2007	0.95% to 2.50%	8,694,808	17.24 to 26.63	153,997,686	0.44%	26.8% to 24.96%
2006	0.95% to 2.50%	10,413,775	13.6 to 21.31	164,415,764	1.85%	45.24% to 43.19%
Investors Growth Stock Series - Service Class (MIGSC)
2010	1.25% to 2.25%	15,259	12.37 to 11.47	188,641	0.30%	10.79% to 9.58%
2009	1.25% to 2.25%	17,463	11.17 to 10.47	194,959	0.44%	37.36% to 35.97%
2008	1.25% to 2.25%	18,125	8.13 to 7.7	147,243	0.29%	-37.77% to -38.40%
2007	1.25% to 2.25%	20,042	13.07 to 12.5	261,817	0.09%	9.63% to 8.51%
2006	1.25% to 2.25%	23,107	11.92 to 11.51	275,266	0.00%	5.97% to 4.9%
Mid Cap Growth Series - Service Class (MMCGSC)
2010	1.50% to 2.60%	175,231	10.00 to 9.07	1,703,470	0.00%	27.27% to 25.85%
2009	1.5% to 2.60%	210,034	7.86 to 7.21	1,610,125	0.00%	39.13% to 37.58%
2008	1.50% to 2.60%	234,916	5.65 to 5.24	1,299,560	0.00%	-52.32% to -52.86%
2007	1.50% to 2.60%	259,737	11.85 to 11.11	3,023,470	0.00%	7.86% to 6.65%
2006	1.50% to 2.60%	304,947	10.98 to 10.42	3,298,879	0.00%	0.77% to -0.36%
New Discovery Series - Service Class (MNDSC)
2010	1.50% to 2.60%	84,336	15.23 to 13.82	1,241,335	0.00%	33.90% to 32.41%
2009	1.50% to 2.60%	106,493	11.38 to 10.44	1,173,015	0.00%	60.48% to 58.69%
2008	1.50% to 2.60%	101,953	7.09 to 6.58	703,563	0.00%	-40.43% to -41.1%
2007	1.50% to 2.60%	114,943	11.9 to 11.17	1,340,506	0.00%	0.71% to -0.42%
2006	1.50% to 2.60%	143,980	11.82 to 11.21	1,675,133	0.00%	11.24% to 10%
Value Series - Service Class (MVFSC)
2010	0.95% to 2.60%	3,299,060	10.52 to 12.11	35,605,645	1.35%	10.16% to 8.33%
2009	0.95% to 2.60%	3,696,423	9.55 to 11.18	36,396,990	1.16%	21.29% to 19.27%
2008	0.95% to 2.65%	3,458,496	7.87 to 8.59	28,395,671	1.10%	-33.38% to -34.58%
2007	0.95% to 2.65%	3,388,372	11.82 to 13.13	42,262,876	0.89%	6.57% to 4.8%
2006	0.95% to 2.60%	2,656,741	11.09 to 13.65	31,544,216	0.21%	10.91% to 17.38%	*
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2010	0.95% to 2.00%	94,481	10.77 to 10.70	1,017,244	0.00%	7.75% to 6.99%	*
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2010	0.95% to 1.85%	332,360	11.17 to 10.71	3,677,059	6.41%	6.13% to 5.16%
2009	0.95% to 1.85%	397,097	10.53 to 10.18	4,149,190	9.45%	8.6% to 7.62%
2008	0.95% to 2.20%	797,752	9.69 to 9.32	7,688,511	4.53%	-11.06% to -12.2%
2007	0.95% to 2.20%	1,037,706	10.9 to 10.62	11,267,437	4.26%	4.45% to 3.14%
2006	0.95% to 2.15%	385,528	10.43 to 10.3	4,016,565	0.90%	4.34% to 3.51%	*
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2010	1.50% to 2.60%	66,721	11.22 to 10.30	728,272	3.93%	5.26% to 4.08%
2009	1.50% to 2.60%	63,439	10.66 to 9.89	659,139	6.43%	7.74% to 6.54%
2008	1.50% to 2.60%	75,504	9.9 to 9.29	731,256	4.73%	-11.8% to -12.78%
2007	1.50% to 2.60%	93,300	11.22 to 10.65	1,030,437	3.94%	3.63% to 2.47%
2006	1.50% to 2.60%	60,560	10.83 to 10.39	647,614	4.75%	2.01% to 0.88%
Emerging Markets Debt Portfolio - Class I (MSEM)
2010	0.95% to 2.15%	377,508	25.90 to 26.71	11,612,180	4.15%	8.70% to 7.39%
2009	0.95% to 2.20%	466,768	23.82 to 29.48	13,214,085	7.81%	28.97% to 27.35%
2008	0.95% to 2.20%	586,733	18.47 to 23.15	12,992,341	7.09%	-15.78% to -16.86%
2007	0.95% to 2.40%	837,101	21.93 to 27.34	22,021,247	6.99%	5.51% to 4.01%
2006	0.95% to 2.40%	1,142,148	20.79 to 26.29	28,742,683	8.28%	9.76% to 8.2%
Mid Cap Growth Portfolio - Class I (MSVMG)
2010	1.60% to 1.75%	6,496	10.74 to 10.57	68,671	0.00%	30.20% to 30.00%
2009	1.60% to 1.75%	4,834	8.25 to 8.13	39,312	0.00%	55.14% to 54.9%
2008	0.95% to 2.20%	1,708,103	5.63 to 5.04	9,472,731	0.81%	-47.27% to -47.94%
2007	0.95% to 2.20%	2,396,216	10.68 to 9.69	26,414,168	0.00%	21.49% to 19.95%
2006	0.95% to 2.65%	3,019,705	8.79 to 11.39	28,519,749	0.00%	8.24% to 6.46%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.60% to 1.75%	35,233	30.08 to 26.96	1,021,191	1.42%	27.89% to 27.69%
2009	0.95% to 1.75%	47,730	22.01 to 21.11	1,086,981	5.5%	27.13% to 26.11%
2008	0.95% to 2.85%	5,202,889	17.32 to 16.43	95,025,061	3.37%	-38.49% to -39.77%
2007	0.95% to 2.85%	7,005,630	28.15 to 27.28	208,397,721	1.16%	-17.86% to -19.4%
2006	0.95% to 2.85%	10,845,668	34.27 to 33.85	395,730,180	1.10%	36.74% to 34.27%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2010	0.95% to 1.70%	125,863	12.16 to 12.01	1,526,761	6.57%	7.21% to 6.40%
2009	0.95% to 1.70%	85,960	11.35 to 11.29	974,308	6.15%	13.46% to 12.93%	*
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2010	0.95% to 2.25%	12,471,315	14.03 to 13.73	174,473,779	1.95%	12.39% to 10.91%
2009	0.95% to 1.85%	31,259	12.48 to 12.41	389,738	1.14%	24.85% to 24.14%	*
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2010	1.50% to 2.60%	256,614	13.85 to 13.59	3,535,740	1.29%	11.46% to 10.21%
(Continued)

121

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2010	0.95% to 2.20%	3,070,605	$10.40 to $ 9.81	$31,664,338	1.47%	10.95% to 9.55%
2009	0.95% to 2.20%	3,655,535	9.38 to 8.95	34,018,642	0.07%	22.24% to 20.7%
2008	0.95% to 2.40%	3,842,337	7.67 to 7.37	29,292,495	2.23%	-30.44% to -31.51%
2007	0.95% to 2.40%	4,327,066	11.03 to 10.77	47,520,986	2.50%	5.13% to 3.63%
2006	0.95% to 2.40%	2,062,762	10.49 to 10.39	21,601,072	3.35%	4.9% to 3.89%	*
American Funds NVIT Bond Fund - Class II (GVABD2)
2010	0.95% to 2.20%	2,540,834	11.12 to 10.48	28,007,984	2.01%	4.98% to 3.66%
2009	0.95% to 2.20%	2,923,369	10.59 to 10.11	30,736,122	0.32%	11.08% to 9.68%
2008	0.95% to 2.40%	3,167,010	9.54 to 9.17	30,019,929	4.89%	-10.73% to -12.05%
2007	0.95% to 2.55%	3,680,238	10.68 to 10.4	39,146,057	9.06%	2% to 0.37%
2006	0.95% to 2.20%	1,263,418	10.47 to 10.39	13,209,750	0.99%	4.72% to 3.86%	*
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2010	0.95% to 2.15%	2,352,559	11.47 to 10.83	26,749,892	0.82%	10.24% to 8.91%
2009	0.95% to 2.20%	2,651,292	10.4 to 9.92	27,381,129	0.00%	40.26% to 38.34%
2008	0.95% to 2.35%	2,607,903	7.42 to 7.14	19,230,688	2.63%	-39.22% to -40.13%
2007	0.95% to 2.20%	2,609,463	12.2 to 11.95	31,717,801	2.69%	13.27% to 11.84%
2006	0.95% to 2.10%	1,678,343	10.77 to 10.69	18,050,298	0.13%	7.74% to 6.91%	*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2010	0.95% to 2.20%	4,103,841	10.15 to 9.57	41,328,804	0.16%	17.07% to 15.60%
2009	0.95% to 2.25%	4,400,289	8.67 to 8.24	37,905,563	0.00%	37.46% to 35.45%
2008	0.95% to 2.35%	3,724,440	6.31 to 6.07	23,357,171	2.02%	-44.74% to -45.59%
2007	0.95% to 2.20%	3,258,610	11.41 to 11.18	37,045,639	0.62%	10.83% to 9.48%
2006	0.95% to 2.20%	2,097,865	10.3 to 10.21	21,564,598	1.17%	2.99% to 2.12%	*
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2010	0.95% to 2.05%	1,421,023	8.58 to 8.24	12,123,365	0.93%	9.92% to 8.70%
2009	0.95% to 2.05%	1,422,326	7.81 to 7.58	11,047,272	0.00%	29.45% to 28.01%
2008	0.95% to 2.40%	1,149,098	6.03 to 5.88	6,904,722	2.50%	-38.65% to -39.62%
2007	0.95% to 2.00%	537,058	9.83 to 9.76	5,271,094	2.43%	-1.71% to -2.4%	*
Federated NVIT High Income Bond Fund - Class I (HIBF)
2010	0.95% to 2.20%	1,905,594	18.17 to 13.93	33,448,436	8.32%	12.08% to 10.67%
2009	0.95% to 2.20%	2,432,766	16.22 to 12.59	38,123,665	9.44%	44.61% to 42.79%
2008	0.95% to 2.30%	3,127,646	11.21 to 9.12	33,826,109	8.67%	-28.67% to -29.68%
2007	0.95% to 2.30%	4,627,823	15.72 to 12.97	69,992,650	7.15%	2.15% to 0.79%
2006	0.95% to 2.50%	6,422,082	15.39 to 12.66	95,058,287	6.90%	9.56% to 7.88%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2010	0.95% to 2.20%	2,742,198	13.54 to 12.60	36,812,941	7.54%	12.09% to 10.67%
2009	0.95% to 2.20%	5,022,438	12.08 to 11.39	60,129,567	8.74%	44.69% to 42.82%
2008	0.95% to 2.65%	4,616,958	8.35 to 7.84	38,241,066	7.69%	-28.78% to -30.04%
2007	0.95% to 2.65%	3,454,996	11.73 to 11.21	40,229,839	7.23%	2.18% to 0.46%
2006	0.95% to 2.65%	5,044,302	11.47 to 11.16	57,586,745	7.11%	9.55% to 7.71%
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2010	0.95% to 2.05%	70,785	26.81 to 23.91	1,861,155	0.06%	15.07% to 13.80%
2009	0.95% to 2.05%	92,773	23.3 to 21.01	2,128,566	1.19%	61.76% to 59.97%
2008	0.95% to 2.10%	117,608	14.4 to 11.28	1,661,841	1.11%	-58.16% to -58.71%
2007	0.95% to 2.15%	168,853	34.42 to 27.22	5,566,627	0.66%	44.19% to 42.63%
2006	0.95% to 2.15%	210,317	23.87 to 19.08	4,768,329	0.70%	35.42% to 33.95%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.95% to 2.25%	1,961,773	29.40 to 26.22	56,857,465	0.07%	15.11% to 13.60%
2009	0.95% to 2.45%	2,343,389	25.54 to 22.73	59,011,515	1.29%	61.93% to 59.09%
2008	0.95% to 2.65%	2,568,733	15.77 to 14.09	39,928,488	1.05%	-58.23% to -59.01%
2007	0.95% to 2.65%	4,177,260	37.76 to 34.38	155,857,887	0.66%	44.16% to 41.87%
2006	0.95% to 2.65%	4,406,546	26.19 to 24.23	114,010,525	0.72%	35.35% to 33.2%
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2010	1.50% to 2.60%	45,329	22.47 to 20.85	994,617	0.00%	14.15% to 12.88%
2009	1.50% to 2.60%	57,783	19.68 to 18.47	1,113,594	1.11%	60.64% to 58.85%
2008	1.50% to 2.50%	57,587	12.25 to 11.68	694,612	0.97%	-58.5% to -58.92%
2007	1.50% to 2.60%	83,699	29.52 to 28.34	2,439,812	0.63%	43.26% to 41.65%
2006	1.50% to 2.60%	68,138	20.61 to 20	1,391,052	0.65%	34.51% to 33.02%
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	1.25%	1,356	16.23	22,007	3.98%	6.66%
2008	1.25%	1,501	15.22	22,846	2.73%	-33.78%
2007	1.25%	3,488	22.98	80,150	2.52%	18.92%
2006	1.25%	3,870	19.32	74,779	2.52%	35.85%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.95% to 2.25%	617,366	15.35 to 13.82	9,320,767	3.54%	6.95% to 5.55%
2008	0.95% to 2.65%	1,126,815	14.35 to 12.75	15,873,203	2.95%	-33.54% to -34.72%
2007	0.95% to 2.65%	1,589,344	21.59 to 19.54	33,738,996	2.31%	19.24% to 17.31%
2006	0.95% to 2.40%	2,128,548	18.11 to 16.87	38,016,144	2.48%	36.29% to 34.39%
(Continued)

122

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT International Equity Fund - Class I (GIG)
2010	0.95% to 1.85%	62,717	$12.28 to $ 11.18	$754,976	0.80%	12.22% to 11.20%
2009	0.95% to 1.85%	108,942	10.94 to 10.05	1,173,520	0.96%	28.49% to 27.32%
2008	0.95% to 1.85%	95,197	8.51 to 7.9	799,141	1.41%	-46.57% to -47.06%
2007	0.95% to 1.85%	100,313	15.94 to 14.92	1,534,448	0.42%	25.93% to 24.78%
2006	0.95% to 2.10%	121,194	12.65 to 10.95	1,468,870	1.17%	31.71% to 30.34%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2010	0.95% to 2.20%	1,299,368	19.47 to 17.44	24,942,615	0.93%	12.19% to 10.78%
2009	0.95% to 2.45%	1,606,441	17.35 to 15.44	27,490,845	1.02%	28.44% to 26.23%
2008	0.95% to 2.65%	1,835,707	13.51 to 12.07	24,390,061	1.24%	-46.55% to -47.52%
2007	0.95% to 2.65%	2,612,842	25.28 to 22.99	65,136,925	0.44%	25.93% to 23.91%
2006	0.95% to 2.45%	2,362,026	20.07 to 18.73	46,790,507	1.12%	31.69% to 29.87%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2010	1.25%	7,153	7.79	55,731	0.81%	11.62%
2009	1.25%	8,052	6.98	56,219	0.85%	27.83%
2008	1.25%	5,501	5.46	30,035	1.01%	-45.38%	*
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2010	0.95% to 2.20%	475,495	15.26 to 10.19	7,136,099	0.99%	10.40% to 9.01%
2009	0.95% to 2.20%	586,309	13.82 to 9.34	7,979,898	1.04%	23.82% to 22.25%
2008	0.95% to 2.20%	726,959	11.16 to 7.64	7,984,545	0.74%	-44.87% to -45.57%
2007	0.95% to 2.20%	930,932	20.25 to 14.04	18,529,122	0.39%	18.75% to 17.25%
2006	0.95% to 2.50%	1,244,511	17.05 to 12.53	20,854,713	0.82%	24.69% to 22.86%
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2010	0.95% to 2.20%	252,208	20.53 to 18.63	5,115,978	0.97%	10.30% to 8.91%
2009	0.95% to 2.20%	352,465	18.61 to 17.1	6,481,949	1.03%	23.81% to 22.25%
2008	0.95% to 2.20%	421,671	15.03 to 13.99	6,267,551	0.65%	-44.86% to -45.55%
2007	0.95% to 2.30%	672,810	27.26 to 25.68	18,153,268	0.53%	18.8% to 17.29%
2006	0.95% to 2.45%	716,442	22.95 to 21.77	16,294,946	0.93%	24.62% to 22.85%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2010	0.95% to 2.25%	10,221,217	8.93 to 8.62	90,975,125	0.19%	14.51% to 13.01%
2009	0.95% to 2.30%	13,082,723	7.8 to 7.6	101,820,966	0.18%	51.51% to 49.15%
2008	0.95% to 1.65%	24,053	5.15 to 5.12	123,576	0.00%	-48.51% to -48.75%	*
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2010	0.95% to 1.90%	318,693	9.79 to 9.53	3,107,996	0.70%	22.41% to 21.35%
2009	0.95% to 2.20%	545,466	8 to 7.81	4,351,485	0.47%	30.29% to 28.45%
2008	0.95% to 2.20%	1,045,538	6.14 to 6.08	6,412,440	0.50%	-38.61% to -39.18%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	2.20%	217	9.44	2,049	0.14%	20.85%
2009	2.20%	217	7.81	1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2010	0.95% to 1.40%	289,171	9.29 to 9.16	2,674,006	0.32%	13.86% to 13.44%
2009	0.95% to 1.40%	291,521	8.15 to 8.07	2,370,573	0.96%	27.97% to 27.21%
2008	0.95% to 1.65%	203,409	6.37 to 6.34	1,293,902	1.60%	-36.28% to -36.63%	*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2010	0.95% to 1.75%	962,233	10.30 to 10.08	9,861,670	0.86%	9.36% to 8.47%
2009	0.95% to 1.75%	589,939	9.42 to 9.29	5,537,130	2.17%	18.68% to 17.72%
2008	0.95% to 1.65%	382,103	7.94 to 7.9	3,028,279	1.57%	-20.62% to -20.99%	*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2010	0.95% to 1.80%	580,022	9.88 to 9.65	5,701,288	0.66%	11.32% to 10.37%
2009	0.95% to 1.80%	418,388	8.87 to 8.75	3,698,081	1.41%	22.98% to 21.93%
2008	0.95% to 1.80%	559,727	7.21 to 7.17	4,026,132	1.69%	-27.86% to -28.31%	*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2010	0.95% to 1.90%	807,699	10.77 to 10.49	8,651,582	1.24%	5.79% to 4.77%
2009	0.95% to 1.85%	581,196	10.18 to 10.02	5,894,080	2.88%	11.95% to 10.93%
2008	0.95% to 2.00%	283,337	9.09 to 9.03	2,573,288	1.66%	-9.09% to -9.74%	*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2010	0.95% to 1.80%	1,912,124	10.09 to 9.86	19,202,888	0.84%	10.31% to 9.37%
2009	0.95% to 1.85%	1,273,021	9.15 to 9	11,603,008	1.95%	20.79% to 19.61%
2008	0.95% to 1.85%	742,815	7.57 to 7.52	5,617,401	1.74%	-24.27% to -24.76%	*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2010	0.95% to 1.55%	703,800	9.64 to 9.48	6,757,246	0.60%	12.23% to 11.56%
2009	0.95% to 1.60%	487,057	8.59 to 8.49	4,172,398	1.51%	25.38% to 24.55%
2008	0.95% to 1.65%	303,444	6.85 to 6.81	2,076,138	1.62%	-31.5% to -31.86%	*
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2010	0.95% to 1.85%	798,523	10.47 to 10.22	8,326,251	1.01%	8.00% to 7.02%
2009	0.95% to 1.85%	633,405	9.7 to 9.55	6,123,239	2.42%	16.56% to 15.47%
2008	0.95% to 1.85%	445,889	8.32 to 8.27	3,703,801	2.01%	-16.81% to -17.34%	*
(Continued)

123

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class I (NVCBD1)
2010	0.95% to 1.90%	722,330	$11.29 to $11.01	$8,117,766	2.70%	6.04% to 5.06%
2009	0.95% to 2.30%	669,759	10.65 to 10.41	7,107,261	3.38%	7.75% to 6.31%
2008	0.95% to 2.05%	109,155	9.88 to 9.81	1,077,426	3.03%	-1.18% to -1.91%	*
NVIT Core Bond Fund - Class II (NVCBD2)
2010	1.50% to 2.50%	72,196	11.05 to 10.75	789,449	2.52%	5.18% to 4.11%
2009	1.50% to 2.50%	63,999	10.51 to 10.33	668,098	3.22%	6.96% to 5.88%
2008	1.50% to 2.50%	10,259	9.82 to 9.76	100,446	3.99%	-1.76% to -2.43%	*
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2010	0.95% to 2.20%	307,535	12.18 to 11.78	3,728,394	2.46%	7.09% to 5.74%
2009	0.95% to 2.20%	344,564	11.38 to 11.14	3,910,872	5.36%	15.33% to 13.88%
2008	0.95% to 1.65%	53,319	9.87 to 9.82	525,408	3.84%	-1.34% to -1.8%	*
NVIT Fund - Class I (TRF)
2010	0.95% to 2.20%	9,987,008	12.59 to 8.47	124,151,365	1.00%	12.37% to 10.96%
2009	0.95% to 2.30%	11,511,657	11.21 to 8.07	127,435,570	1.32%	24.9% to 22.98%
2008	0.95% to 2.65%	13,778,445	8.97 to 6.33	122,081,060	1.37%	-42.11% to -43.17%
2007	0.95% to 2.65%	18,302,786	15.5 to 11.15	279,523,271	1.05%	7.15% to 5.36%
2006	0.95% to 2.65%	23,824,168	14.47 to 10.58	339,222,705	1.89%	12.55% to 10.67%
NVIT Fund - Class II (TRF2)
2010	1.50% to 2.60%	59,096	10.84 to 9.83	623,121	0.70%	11.53% to 10.28%
2009	1.50% to 2.60%	90,233	9.72 to 8.92	855,533	1.09%	23.67% to 22.29%
2008	1.50% to 2.60%	87,219	7.86 to 7.29	671,229	1.14%	-42.49% to -43.13%
2007	1.50% to 2.60%	115,811	13.66 to 12.82	1,545,946	0.76%	6.27% to 5.07%
2006	1.50% to 2.60%	181,993	12.86 to 12.2	2,282,112	0.92%	11.7% to 10.46%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	1.25%	294	12.61	3,712	1.13%	30.11%
2008	1.25%	346	9.69	3,353	1.82%	-46.95%
2007	1.25%	1,311	18.27	23,954	3.02%	-2.3%
2006	1.25%	1,731	18.7	32,372	1.24%	18.82%
NVIT Global Financial Services Fund - Class III (GVGFS)
2009	0.95% to 2.15%	331,596	13.3 to 12.08	4,332,608	1.1%	30.68% to 29.09%
2008	0.95% to 2.40%	450,548	10.18 to 9.2	4,511,348	2.07%	-46.73% to -47.6%
2007	0.95% to 2.65%	451,291	19.11 to 17.29	8,480,901	2.92%	-2.07% to -3.71%
2006	0.95% to 2.65%	674,775	19.51 to 17.96	12,967,114	2.05%	19.2% to 17.25%
NVIT Government Bond Fund - Class I (GBF)
2010	0.95% to 2.25%	15,180,960	17.82 to 14.63	253,606,247	2.91%	3.79% to 2.42%
2009	0.95% to 2.45%	18,571,113	17.17 to 13.31	298,915,230	3.28%	1.71% to 0.2%
2008	0.95% to 2.70%	25,449,213	16.88 to 12.95	401,600,441	4.25%	6.7% to 4.84%
2007	0.95% to 2.55%	29,988,338	15.82 to 12.52	441,809,358	4.36%	6.13% to 4.44%
2006	0.95% to 2.55%	34,986,437	14.91 to 11.99	483,859,446	3.96%	2.36% to 0.72%
NVIT Government Bond Fund - Class II (GBF2)
2010	1.50% to 2.60%	626,493	13.02 to 11.81	7,945,256	2.60%	2.96% to 1.81%
2009	1.50% to 2.60%	853,076	12.65 to 11.6	10,524,843	3.1%	0.89% to -0.23%
2008	1.50% to 2.60%	1,063,595	12.54 to 11.63	13,041,427	3.97%	5.87% to 4.69%
2007	1.50% to 2.60%	1,206,275	11.84 to 11.11	14,003,822	4.17%	5.3% to 4.12%
2006	1.50% to 2.60%	1,305,790	11.24 to 10.67	14,449,913	3.79%	1.46% to 0.33%
NVIT Growth Fund - Class I (CAF)
2010	0.95% to 2.05%	3,600,445	8.86 to 5.49	30,828,620	0.63%	18.12% to 16.81%
2009	0.95% to 2.05%	4,093,988	7.5 to 4.7	29,698,562	0.56%	32.2% to 30.74%
2008	0.95% to 2.50%	4,801,429	5.67 to 3.62	26,271,368	0.27%	-39.29% to -40.29%
2007	0.95% to 2.50%	6,528,710	9.34 to 6.06	58,670,198	0.17%	18.4% to 16.62%
2006	0.95% to 2.50%	8,225,494	7.89 to 5.2	62,375,925	0.05%	5.16% to 3.55%
NVIT Health Sciences Fund - Class I (GVGH1)
2009	1.25%	5,321	12.54	66,726	0.29%	17.67%
2008	1.25%	6,333	10.66	67,510	0.29%	-26.15%
2007	1.25%	7,058	14.43	101,855	0.08%	11.74%
2006	1.25%	7,575	12.92	97,832	0.00%	1.43%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.95% to 2.60%	1,040,801	13.12 to 11.48	13,394,642	0.3%	17.98% to 16.02%
2008	0.95% to 2.65%	1,656,216	11.12 to 9.87	18,079,598	0.26%	-25.94% to -27.26%
2007	0.95% to 2.65%	1,469,574	15.01 to 13.57	21,665,919	0.07%	12.15% to 10.26%
2006	0.95% to 2.65%	1,954,346	13.38 to 12.31	25,738,556	0.00%	1.73% to 0.01%
NVIT International Index Fund - Class VIII (GVIX8)
2010	0.95% to 1.85%	345,841	9.02 to 8.64	3,107,704	1.98%	6.38% to 5.41%
2009	0.95% to 1.85%	362,938	$8.48 to 8.2	3,066,717	2.76%	27.39% to 26.23%
2008	0.95% to 2.20%	274,031	6.65 to 6.43	1,817,251	1.83%	-43.63% to -44.42%
2007	0.95% to 2.20%	362,329	11.8 to 11.56	4,265,033	1.50%	8.34% to 6.97%
2006	0.95% to 2.25%	115,357	10.89 to 10.8	1,254,445	1.67%	8.94% to 7.99%	*
(Continued)

124

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	0.95% to 2.60%	3,478,795	$14.16 to $12.19	$48,049,263	1.65%	13.54% to 11.65%
2009	0.95% to 2.60%	4,157,079	12.47 to 10.91	50,579,875	1%	26% to 23.73%
2008	0.95% to 2.65%	4,774,409	9.9 to 8.79	46,171,625	2.06%	-37.44% to -38.58%
2007	0.95% to 2.65%	5,211,450	15.82 to 14.31	80,716,360	1.96%	4.95% to 3.2%
2006	0.95% to 2.65%	6,062,158	15.08 to 13.86	89,691,367	2.02%	15.76% to 13.85%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2010	0.95% to 1.60%	317,412	12.58 to 12.44	3,984,256	1.40%	8.77% to 8.06%
2009	0.95% to 1.85%	127,959	11.57 to 11.5	1,477,660	1.94%	15.66% to 15%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2010	0.95% to 1.35%	78,659	13.46 to 13.37	1,056,847	1.13%	10.97% to 10.52%
2009	0.95% to 1.20%	61,529	12.13 to 12.11	745,662	1.69%	21.27% to 21.07%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	0.95% to 2.60%	4,288,835	13.08 to 11.25	54,764,393	2.25%	4.89% to 3.14%
2009	0.95% to 2.6%	5,109,651	12.47 to 10.91	62,303,928	1.86%	8.05% to 6.25%
2008	0.95% to 2.65%	6,279,027	11.54 to 10.25	70,932,244	3.37%	-6.92% to -8.51%
2007	0.95% to 2.65%	7,077,704	12.4 to 11.2	86,027,776	3.28%	4.37% to 2.6%
2006	0.95% to 2.65%	8,816,232	11.88 to 10.91	102,990,687	3.08%	5.16% to 3.38%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	0.95% to 2.60%	19,697,426	12.39 to 11.95	267,407,824	1.95%	9.86% to 8.03%
2009	0.95% to 2.60%	24,580,501	11.28 to 11.07	303,672,799	1.42%	5.32% to 15.97%
2008	0.95% to 2.65%	25,414,593	10.71 to 9.51	265,963,303	2.73%	-23.93% to -25.27%
2007	0.95% to 2.65%	32,085,878	14.08 to 12.73	442,506,944	2.66%	4.65% to 2.89%
2006	0.95% to 2.65%	36,140,122	13.45 to 12.37	477,611,346	2.40%	10.3% to 8.45%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	0.95% to 2.60%	9,585,870	14.20 to 12.22	132,535,343	1.85%	11.76% to 9.90%
2009	0.95% to 2.60%	11,933,118	12.7 to 11.12	147,623,643	1.2%	23.21% to 21.16%
2008	0.95% to 2.85%	14,184,832	10.31 to 9.03	142,707,758	2.41%	-32.04% to -33.4%
2007	0.95% to 2.85%	17,437,628	15.17 to 13.55	258,849,290	2.30%	5.14% to 3.17%
2006	0.95% to 2.85%	19,708,022	14.43 to 13.14	278,982,910	2.19%	13.46% to 11.34%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	0.95% to 2.60%	6,041,482	13.66 to 11.76	80,607,880	2.15%	7.49% to 5.70%
2009	0.95% to 2.60%	7,849,777	12.71 to 11.13	97,464,346	1.65%	13.47% to 11.58%
2008	0.95% to 2.65%	9,861,417	11.2 to 9.95	107,990,890	3.08%	-15.85% to -17.32%
2007	0.95% to 2.65%	11,879,449	13.31 to 12.03	154,894,244	3.02%	4.85% to 3.08%
2006	0.95% to 2.65%	13,785,352	12.7 to 11.67	171,885,452	2.72%	7.4% to 5.59%
NVIT Leaders Fund - Class I (GVUS1)
2008	1.25%	221	8.28	1,830	0.78%	-50.53%
2007	1.25%	241	16.74	4,035	1.07%	10.16%
NVIT Leaders Fund - Class III (GVUSL)
2009	0.95% to 2.20%	503,325	12.24 to 11.06	6,073,923	0.85%	32.62% to 30.95%
2008	0.95% to 2.25%	663,781	9.23 to 8.43	6,047,515	0.76%	-50.42% to -51.13%
2007	0.95% to 2.25%	854,701	18.61 to 17.25	15,708,795	0.96%	10.49% to 9.1%
2006	0.95% to 2.65%	1,305,544	16.84 to 15.5	21,591,447	0.73%	15.02% to 13.12%
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.95% to 2.25%	4,548,842	25.67 to 16.69	121,160,598	1.24%	25.00% to 23.37%
2009	0.95% to 2.30%	5,661,511	20.54 to 16.09	120,603,219	0.95%	35.46% to 33.44%
2008	0.95% to 2.45%	7,039,039	15.16 to 11.88	110,411,233	1.23%	-37.07% to -38.08%
2007	0.95% to 2.70%	9,280,128	24.09 to 18.75	231,258,728	1.40%	6.53% to 4.7%
2006	0.95% to 2.70%	12,312,327	22.62 to 17.9	289,809,079	1.14%	8.85% to 6.99%
NVIT Money Market Fund - Class I (SAM)
2010	0.95% to 2.60%	22,936,653	12.72 to 9.69	280,127,960	0.00%	-0.95% to -2.60%
2009	0.95% to 2.70%	31,981,566	12.84 to 10.08	394,485,878	0.04%	-0.91% to -2.66%
2008	0.95% to 2.70%	55,065,021	12.96 to 10.35	684,634,966	2.01%	1.08% to -0.69%
2007	0.95% to 2.70%	49,223,324	12.82 to 10.43	604,987,318	4.73%	3.79% to 1.97%
2006	0.95% to 2.60%	45,891,908	12.35 to 10.07	541,867,251	4.73%	3.54% to 1.82%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2010	1.10% to 1.15%	896	15.22 to 15.20	13,636	0.86%	12.77% to 12.70%
2009	1.10%	813	13.48	10,958	0.00%	34.8%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2010	0.95% to 2.25%	7,207,413	9.31 to 8.99	66,875,552	0.73%	12.95% to 11.47%
2009	0.95% to 2.40%	9,022,689	8.25 to 8.03	74,212,142	0.87%	35.16% to 32.99%
2008	0.95% to 2.20%	634,973	6.1 to 6.04	3,869,465	0.11%	-38.99% to -39.56%	*
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2010	1.25%	212	12.35	2,620	2.07%	4.56%
2009	1.25%	230	11.82	2,718	1.88%	27.89%
2008	1.25%	249	9.24	2,301	1.55%	-47.15%
2007	1.25%	269	17.49	4,704	1.71%	1.42%
2006	1.25%	290	17.24	5,000	1.84%	20.88%
(Continued)

125

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2010	0.95% to 2.20%	905,151	$16.28 to $14.77	$14,505,612	2.12%	5.10% to 3.78%
2009	0.95% to 2.20%	1,150,634	15.49 to 14.23	17,575,662	2.06%	28.6% to 26.98%
2008	0.95% to 2.25%	1,767,075	12.04 to 11.2	21,040,830	1.71%	-46.84% to -47.63%
2007	0.95% to 2.40%	2,772,176	22.65 to 21.23	62,192,874	2.18%	1.95% to 0.51%
2006	0.95% to 2.65%	3,773,123	22.22 to 20.92	83,144,686	2.01%	21.58% to 19.6%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2010	1.50% to 2.60%	39,415	10.81 to 10.03	419,558	1.42%	4.26% to 3.10%
2009	1.50% to 2.60%	67,302	10.37 to 9.73	687,819	0.99%	27.55% to 26.12%
2008	1.50% to 2.60%	78,668	8.13 to 7.71	631,418	1.60%	-47.26% to -47.85%
2007	1.50% to 2.60%	106,356	15.41 to 14.79	1,622,051	2.12%	1.15% to 0.01%
2006	1.50% to 2.60%	110,527	15.23 to 14.79	1,669,584	2.05%	20.58% to 19.23%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2010	0.95% to 2.60%	3,235,185	3.42 to 8.89	29,745,990	0.06%	14.41% to 12.51%
2009	0.95% to 2.20%	1,116,209	8.13 to 7.94	9,044,189	0.86%	28.54% to 26.74%
2008	0.95% to 1.60%	8,873	6.32 to 6.3	56,087	0.27%	-36.76% to -37.04%	*
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2010	1.50% to 2.60%	97,408	9.12 to 8.85	880,856	0.00%	13.63% to 12.36%
2009	1.50% to 2.60%	138,048	8.02 to 7.87	1,101,310	0.48%	27.41% to 25.99%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2010	0.95% to 2.25%	978,492	10.45 to 10.36	10,227,148	0.51%	4.49% to 3.57%	*
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2010	0.95% to 2.60%	510,297	8.89 to 8.50	4,463,463	0.50%	11.68% to 9.82%
2009	0.95% to 2.60%	671,187	7.96 to 7.74	5,292,201	1.17%	26.2% to 24.1%
2008	0.95% to 2.20%	14,426	6.31 to 6.25	90,859	0.69%	-36.92% to -37.45%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	0.95% to 2.25%	11,324,227	9.87 to 9.53	111,318,566	0.00%	25.61% to 23.97%
2009	0.95% to 2.40%	13,643,300	7.86 to 7.65	106,907,689	0.00%	25.91% to 23.87%
2008	0.95% to 2.20%	246,427	6.24 to 6.18	1,535,794	0.00%	-37.6% to -38.17%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2010	1.20% to 2.10%	828,610	9.73 to 9.49	8,045,704	0.00%	24.95% to 23.81%
2009	1.20% to 2.10%	970,197	7.79 to 7.67	7,545,630	0.00%	25.19% to 24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	0.95% to 2.25%	7,386,826	10.28 to 9.93	75,555,521	1.29%	18.50% to 16.94%
2009	0.95% to 2.25%	9,387,443	8.68 to 8.49	81,175,736	1.17%	29.23% to 27.53%
2008	0.95% to 2.20%	457,440	6.71 to 6.65	3,067,897	1.04%	-32.85% to -33.46%	*
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2010	0.95% to 2.20%	2,093,550	14.61 to 12.60	29,940,560	0.00%	24.26% to 22.69%
2009	0.95% to 2.20%	2,405,794	11.76 to 10.27	27,692,099	0.00%	26.25% to 24.66%
2008	0.95% to 2.65%	2,959,328	9.31 to 7.87	26,975,411	0.00%	-46.93% to -47.93%
2007	0.95% to 2.65%	3,798,082	17.55 to 15.12	65,218,049	0.00%	8.7% to 6.87%
2006	0.95% to 2.65%	5,120,028	16.14 to 14.15	80,726,968	0.00%	2.23% to 0.52%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2010	1.50% to 2.60%	52,561	9.98 to 9.06	507,807	0.00%	23.23% to 21.85%
2009	1.50% to 2.60%	75,333	8.1 to 7.43	594,293	0.00%	25.28% to 23.88%
2008	1.50% to 2.60%	93,131	6.47 to 6	588,793	0.00%	-47.34% to -47.93%
2007	1.50% to 2.60%	103,133	12.28 to 11.52	1,241,038	0.00%	7.85% to 6.64%
2006	1.50% to 2.60%	122,637	11.38 to 10.8	1,373,239	0.00%	1.44% to 0.31%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2010	0.95% to 2.40%	4,308,309	25.09 to 18.05	122,185,799	0.60%	25.40% to 23.57%
2009	0.95% to 2.40%	5,299,089	20 to 14.61	119,917,757	0.58%	25.02% to 23.19%
2008	0.95% to 2.85%	6,639,101	16 to 13.6	120,429,640	1.07%	-32.8% to -34.17%
2007	0.95% to 2.85%	9,022,810	23.81 to 20.66	244,691,979	1.12%	-7.78% to -9.53%
2006	0.95% to 2.85%	12,096,038	25.82 to 22.84	359,425,766	0.44%	16.18% to 14.02%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2010	1.50% to 2.60%	95,306	13.87 to 12.58	1,284,076	0.38%	24.58% to 23.19%
2009	1.50% to 2.60%	123,050	11.13 to 10.21	1,335,668	0.54%	23.97% to 22.59%
2008	1.50% to 2.60%	148,938	8.98 to 8.33	1,308,555	0.86%	-33.32% to -34.06%
2007	1.50% to 2.60%	199,657	13.47 to 12.64	2,640,730	0.94%	-8.63% to -9.66%
2006	1.50% to 2.60%	241,778	14.74 to 13.99	3,513,687	0.22%	15.35% to 14.06%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2010	0.95% to 2.25%	4,900,621	23.35 to 13.87	124,117,565	0.28%	24.13% to 22.50%
2009	0.95% to 2.25%	6,145,117	18.81 to 11.32	125,332,191	0.27%	33.42% to 31.67%
2008	0.95% to 2.65%	7,666,352	14.1 to 12.51	117,309,267	0.78%	-38.78% to -39.91%
2007	0.95% to 2.70%	10,099,992	23.03 to 20.72	253,285,980	0.08%	1.16% to -0.59%
2006	0.95% to 2.70%	12,928,900	22.77 to 20.84	324,063,535	0.10%	10.98% to 9.08%
(Continued)

126

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2010	1.50% to 2.60%	180,903	$15.29 to $13.87	$2,679,638	0.05%	23.11% to 21.73%
2009	1.50% to 2.60%	239,791	12.42 to 11.4	2,898,029	0.16%	32.41% to 30.93%
2008	1.50% to 2.60%	281,038	9.38 to 8.7	2,575,248	0.59%	-39.28% to -39.96%
2007	1.50% to 2.60%	316,449	15.45 to 14.5	4,795,091	0.00%	0.36% to -0.77%
2006	1.50% to 2.60%	350,572	15.39 to 14.61	5,311,628	0.05%	10.08% to 8.85%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2010	0.95% to 2.60%	4,263,225	16.69 to 13.56	69,754,208	6.07%	9.54% to 7.71%
2009	0.95% to 2.60%	5,382,701	15.24 to 12.59	80,458,840	9.45%	23.2% to 21.15%
2008	0.95% to 2.60%	6,067,116	12.37 to 10.39	73,652,612	6.83%	-18.08% to -19.44%
2007	0.95% to 2.60%	9,025,394	15.1 to 12.83	133,623,996	3.91%	3.63% to 1.91%
2006	0.95% to 2.65%	10,669,793	14.57 to 12.54	152,161,010	3.94%	3.84% to 2.08%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2010	0.95% to 2.20%	1,469,186	10.63 to 10.28	15,554,330	1.29%	1.45% to 0.17%
2009	0.95% to 2.20%	2,035,595	10.48 to 10.26	21,275,367	2.48%	6.09% to 4.77%
2008	0.95% to 2.20%	208,273	9.88 to 9.8	2,054,736	2.36%	-1.2% to -2.03%	*
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.95% to 1.90%	318,647	3.04 to 2.78	956,649	0.00%	51.02% to 49.57%
2008	0.95% to 1.90%	374,006	2.02 to 1.86	747,529	0.00%	-49.06% to -49.55%
2007	0.95% to 2.20%	455,623	3.96 to 4.45	1,833,559	0.00%	18.95% to 17.53%
2006	0.95% to 2.20%	572,880	3.33 to 3.78	1,988,895	0.00%	10.12% to 8.78%
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.95% to 2.25%	1,054,005	11.26 to 10.17	11,699,017	0.00%	51% to 49.02%
2008	0.95% to 2.40%	530,725	7.45 to 6.75	3,893,594	0.00%	-49.08% to -49.89%
2007	0.95% to 2.55%	1,242,540	14.64 to 13.36	17,936,450	0.00%	19.04% to 17.2%
2006	0.95% to 2.40%	1,016,600	12.3 to 11.48	12,346,090	0.00%	10.03% to 8.47%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	1.25% to 2.25%	21,372	12.91 to 9.51	240,376	0.00%	24.27% to 23.01%
2008	1.25% to 2.25%	32,147	10.39 to 7.74	303,734	0.00%	-42.03% to -42.62%
2007	1.25% to 2.25%	29,414	17.91 to 13.48	491,713	0.00%	20.95% to 19.72%
2006	1.25% to 2.25%	30,749	14.81 to 11.26	430,940	0.36%	-1.53% to -2.53%
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
2009	0.95% to 2.60%	657,631	12.17 to 10.65	7,854,087	0.00%	24.6% to 22.52%
2008	0.95% to 2.60%	806,416	9.76 to 8.69	7,732,189	0.00%	-41.82% to -42.79%
2007	0.95% to 2.60%	1,182,851	16.78 to 15.19	19,501,101	0.00%	21.26% to 19.23%
2006	0.95% to 2.65%	1,642,957	13.84 to 12.72	22,390,777	0.25%	-1.23% to -2.89%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.95% to 2.40%	35,443,657	13.98 to 13.65	494,416,782	0.06%	7.77% to 6.19%
2009	0.95% to 1.85%	103,250	12.98 to 12.9	1,339,008	0.33%	29.77% to 28.98%	*
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
2010	1.50% to 2.60%	934,222	13.80 to 13.54	12,819,308	0.07%	6.89% to 5.70%
2009	1.95%	983	12.87	12,649	0.00%	28.68%	*
Templeton NVIT International Value Fund - Class III (NVTIV3)
2010	0.95% to 1.90%	281,143	13.64 to 13.44	3,825,427	1.78%	5.34% to 4.38%
2009	0.95% to 2.20%	452,463	12.95 to 12.85	5,854,117	0.45%	29.52% to 28.49%	*
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2010	0.95% to 2.20%	2,221,826	12.31 to 8.46	26,948,240	1.47%	14.67% to 13.23%
2009	0.95% to 2.20%	2,805,689	10.74 to 7.97	29,662,654	1.09%	27.33% to 25.55%
2008	0.95% to 2.65%	3,874,794	8.43 to 6.06	32,033,298	1.92%	-37.59% to -38.75%
2007	0.95% to 2.60%	5,253,145	13.51 to 9.94	69,826,598	1.77%	-3.15% to -4.72%
2006	0.95% to 2.60%	6,614,484	13.95 to 10.43	90,688,992	1.68%	14.81% to 12.95%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2010	0.95% to 2.60%	11,210,732	9.38 to 8.96	104,636,450	1.88%	28.95% to 26.80%
2009	0.95% to 2.60%	13,652,000	7.27 to 7.07	98,956,949	2.14%	29.59% to 27.43%
2008	0.95% to 1.95%	155,589	5.61 to 5.57	871,617	4.12%	-43.89% to -44.27%	*
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2010	0.95% to 2.35%	2,809,299	10.82 to 9.70	29,875,050	5.23%	4.28% to 2.81%
2009	0.95% to 2.35%	2,844,136	10.38 to 9.44	29,105,787	7.43%	12.25% to 10.66%
2008	0.95% to 2.35%	3,139,734	9.25 to 8.53	28,745,640	3.94%	-14.25% to -15.46%
2007	0.95% to 2.35%	4,927,107	10.78 to 10.09	52,802,423	2.80%	3.77% to 2.3%
2006	0.95% to 2.35%	5,053,380	10.39 to 9.86	52,415,451	3.28%	3.21% to 1.76%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2010	0.95% to 1.75%	602,956	11.80 to 11.65	7,099,754	1.27%	8.33% to 7.46%
2009	0.95% to 1.90%	356,059	10.9 to 10.83	3,876,841	0.81%	8.97% to 8.27%	*
Low Duration Portfolio - Advisor Class (PMVLAD)
2010	0.95% to 2.20%	2,894,543	11.44 to 11.20	32,987,611	1.57%	4.19% to 2.87%
2009	0.95% to 2.25%	1,622,430	10.98 to 10.88	17,783,700	1.43%	9.76% to 8.83%	*
(Continued)

127

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Basic Balanced Fund - Series I (AVB)
2010	0.95% to 1.55%	20,191	$10.13 to $9.58	$201,197	1.72%	7.04% to 6.39%
2009	0.95% to 2.05%	37,731	9.46 to 8.63	347,836	5.62%	32.57% to 30.94%
2008	0.95% to 2.05%	43,568	7.14 to 6.59	302,629	4.40%	-38.91% to -39.65%
2007	0.95% to 2.05%	51,932	11.69 to 10.92	592,270	2.78%	1.23% to 0.14%
2006	0.95% to 2.05%	67,132	11.54 to 10.91	759,789	1.91%	9.51% to 8.33%
V.I. Basic Value Fund - Series II (AVBV2)
2010	1.25%	7,408	9.93	73,537	0.10%	5.60%
2009	1.25%	8,622	9.4	81,041	0.02%	45.89%
2008	0.95% to 2.60%	642,858	5.1 to 5.51	3,559,622	0.46%	-52.36% to -53.16%
2007	0.95% to 2.60%	689,206	10.71 to 11.75	8,284,492	0.33%	0.4% to -1.29%
2006	0.95% to 2.60%	788,633	10.67 to 11.91	9,603,590	0.13%	6.66% to 10.01%	*
V.I. Capital Appreciation Fund - Series I (AVCA)
2010	0.95% to 1.60%	9,360	10.30 to 9.70	93,543	0.75%	14.39% to 13.64%
2009	0.95% to 1.75%	11,670	$9 to 5.76	101,643	0.71%	19.93% to 18.76%
2008	0.95% to 1.75%	11,674	7.51 to 4.85	85,201	0.00%	-43.04% to -43.57%
2007	0.95% to 1.75%	14,793	13.18 to 8.59	190,381	0.00%	10.94% to 10.1%
2006	0.95% to 1.75%	16,225	11.88 to 7.81	189,293	0.06%	5.29% to 4.49%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2010	0.95% to 2.60%	125,988	8.50 to 8.99	1,150,533	0.49%	14.11% to 12.21%
2009	0.95% to 2.60%	147,550	7.45 to 8.01	1,192,449	0.23%	19.57% to 17.58%
2008	0.95% to 2.60%	153,590	6.23 to 6.81	1,048,390	0.00%	-43.17% to -44.12%
2007	0.95% to 2.60%	161,870	10.96 to 12.19	1,968,091	0.00%	10.67% to 8.81%
2006	0.95% to 2.60%	157,478	9.9 to 11.21	1,783,140	0.00%	-0.98% to 3.31%	*
V.I. Capital Development Fund - Series II (AVCD2)
2010	0.95% to 2.50%	110,859	9.56 to 11.76	1,120,317	0.00%	17.35% to 15.51%
2009	0.95% to 2.50%	208,876	8.15 to 10.18	1,772,494	0.00%	40.64% to 38.44%
2008	0.95% to 2.50%	194,563	5.79 to 7.35	1,175,536	0.00%	-47.63% to -48.45%
2007	0.95% to 2.60%	344,231	11.06 to 14.22	3,993,353	0.00%	9.49% to 7.66%
2006	0.95% to 2.60%	240,855	10.11 to 13.2	2,691,334	0.00%	1.05% to 13.24%	*
V.I. Core Equity Fund - Series I (AVGI)
2010	0.95% to 1.90%	37,621	13.63 to 12.50	487,965	0.97%	8.52% to 7.55%
2009	0.95% to 1.55%	41,016	12.56 to 11.96	497,604	2.3%	27.08% to 26.31%
2008	0.95% to 1.55%	31,402	9.89 to 9.47	301,847	1.70%	-30.81% to -31.23%
2007	0.95% to 1.55%	45,118	14.29 to 13.77	628,584	1.14%	7.08% to 6.43%
2006	0.95% to 1.55%	46,417	13.34 to 12.93	605,844	0.86%	15.6% to 14.9%
V.I. Core Equity Fund - Series II (AVCE2)
2010	1.50% to 2.60%	77,258	10.67 to 10.13	807,804	0.75%	7.61% to 6.41%
2009	1.50% to 2.60%	113,102	9.92 to 9.52	1,105,384	1.48%	26.06% to 24.65%
2008	1.50% to 2.60%	161,347	7.87 to 7.63	1,255,694	2.13%	-31.37% to -32.14%
2007	1.50% to 2.60%	148,885	11.46 to 11.25	1,696,260	0.91%	6.25% to 5.06%
2006	1.50% to 2.60%	173,478	10.79 to 10.71	1,867,311	1.03%	7.89% to 7.08%	*
V.I. Global Health Care Fund - Series I (IVHS)
2010	0.95% to 1.25%	9,435	11.00 to 10.85	103,057	0.00%	4.12% to 3.80%
2009	0.95% to 1.25%	11,235	10.55 to 10.44	117,816	0.4%	26.5% to 25.93%
2008	0.95% to 1.20%	9,622	8.34 to 8.29	79,955	0.00%	-29.32% to -29.51%
2007	0.95% to 1.15%	6,191	11.8 to 11.76	72,864	0.00%	10.9% to 10.53%
2006	1.10% to 1.15%	4,361	10.64	46,401	0.00%	6.4%	*
V.I. Global Real Estate Fund - Series I (IVRE)
2010	0.95% to 1.30%	34,474	10.01 to 9.85	342,593	5.13%	16.22% to 15.81%
2009	0.95% to 1.30%	36,267	8.6 to 8.49	310,149	0.00%	30.3% to 29.82%
2008	0.95% to 1.30%	32,265	6.6 to 6.54	212,007	5.42%	-45.18% to -45.36%
2007	0.95% to 1.30%	41,195	12.04 to 11.97	494,841	6.36%	-6.3% to -6.85%
2006	1.10% to 1.20%	8,689	12.85	111,654	1.88%	28.5%	*
V.I. Large Cap Growth Fund - Series I (AVLCG)
2008	0.95% to 2.05%	44,214	7.17 to 6.95	313,946	0.01%	-38.87% to -39.6%
2007	0.95% to 2.05%	46,389	11.73 to 11.51	541,476	0.03%	14.54% to 13.32%
2006	0.95% to 2.05%	44,482	10.24 to 10.16	454,392	0.33%	2.37% to 10.45%	*
VPS Growth and Income Portfolio - Class B (ALVGIB)
2010	1.50% to 2.60%	139,314	10.60 to 9.61	1,434,511	0.00%	11.11% to 9.87%
2009	1.50% to 2.60%	174,315	9.54 to 8.75	1,623,035	3.48%	18.54% to 17.22%
2008	1.50% to 2.60%	193,493	8.04 to 7.46	1,525,163	1.77%	-41.59% to -42.24%
2007	1.50% to 2.60%	246,507	13.77 to 12.92	3,331,646	1.27%	3.28% to 2.12%
2006	1.50% to 2.60%	310,719	13.33 to 12.65	4,080,190	1.16%	15.23% to 13.95%
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
2010	1.50% to 2.60%	151,328	10.88 to 9.87	1,608,213	0.28%	8.18% to 6.98%
2009	1.50% to 2.60%	204,515	$10.06 to 9.23	2,012,131	0.00%	35.05% to 33.54%
2008	1.50% to 2.60%	224,033	7.45 to 6.91	1,635,999	0.00%	-40.73% to -41.39%
2007	1.50% to 2.60%	261,646	12.57 to 11.79	3,233,536	0.00%	11.9% to 10.64%
2006	1.50% to 2.60%	309,329	11.23 to 10.66	3,426,400	0.00%	-2.13% to -3.22%
(Continued)

128

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2010	0.95% to 2.60%	751,905	$11.01 to $ 15.98	$9,603,846	0.36%	25.39% to 23.30%
2009	0.95% to 2.60%	714,580	8.78 to 12.96	7,535,414	0.68%	41.3% to 38.95%
2008	0.95% to 2.60%	548,109	6.21 to 9.33	4,242,720	0.34%	-37.85% to -37.42%	*
2007	1.50% to 2.60%	301,006	15.88 to 14.9	4,684,007	0.71%	0% to -1.13%
2006	1.50% to 2.60%	386,718	15.88 to 15.07	6,042,234	0.23%	12.49% to 11.24%
VP Income & Growth Fund - Class I (ACVIG)
2010	0.95% to 2.20%	4,808,008	14.35 to 8.86	65,536,631	1.51%	13.06% to 11.64%
2009	0.95% to 2.20%	5,855,561	12.69 to 7.94	70,573,993	4.88%	16.97% to 15.5%
2008	0.95% to 2.65%	7,348,426	10.85 to 6.89	75,486,167	2.14%	-35.21% to -36.4%
2007	0.95% to 2.70%	9,788,983	16.74 to 10.79	154,835,106	2.01%	-1.02% to -2.72%
2006	0.95% to 2.70%	12,795,441	16.92 to 11.09	204,032,784	1.87%	15.98% to 13.98%
VP Income & Growth Fund - Class II (ACVIG2)
2010	1.50% to 2.60%	139,202	11.24 to 10.20	1,507,703	1.25%	12.15% to 10.90%
2009	1.50% to 2.60%	163,644	10.02 to 9.19	1,589,419	4.41%	16.01% to 14.71%
2008	1.50% to 2.60%	192,829	8.64 to 8.01	1,623,634	1.86%	-35.71% to -36.43%
2007	1.50% to 2.60%	265,462	13.44 to 12.61	3,487,820	1.75%	-1.94% to -3.04%
2006	1.50% to 2.60%	300,974	13.7 to 13	4,049,472	1.46%	15.07% to 13.79%
VP Inflation Protection Fund - Class II (ACVIP2)
2010	0.95% to 2.45%	4,962,733	13.08 to 11.63	64,018,130	1.65%	4.12% to 2.54%
2009	0.95% to 2.45%	5,478,989	12.56 to 11.34	68,026,571	1.65%	9.17% to 7.51%
2008	0.95% to 2.60%	5,726,351	11.5 to 10.46	65,214,085	4.90%	-2.52% to -4.15%
2007	0.95% to 2.45%	4,431,444	11.8 to 10.99	51,890,335	4.19%	8.45% to 6.8%
2006	0.95% to 2.45%	4,707,380	10.88 to 10.29	50,948,708	3.29%	0.62% to -0.89%
VP International Fund - Class I (ACVI)
2010	0.95% to 1.75%	131,890	16.29 to 11.83	2,129,207	1.96%	12.22% to 11.31%
2009	0.95% to 1.75%	125,256	14.51 to 10.63	1,802,949	3.52%	32.49% to 31.42%
2008	0.95% to 2.20%	3,336,445	10.95 to 7.73	35,539,884	0.86%	-45.35% to -46.04%
2007	0.95% to 2.20%	4,451,587	20.04 to 14.33	86,714,737	0.74%	16.93% to 15.45%
2006	0.95% to 2.30%	6,064,805	17.14 to 12.55	100,851,481	1.67%	23.84% to 22.26%
VP International Fund - Class III (ACVI3)
2010	1.00% to 1.75%	10,476	14.88 to 13.93	146,144	1.91%	12.16% to 11.31%
2009	1.20% to 1.75%	11,571	13.06 to 12.51	145,033	3.59%	32.16% to 31.42%
2008	0.95% to 2.40%	3,095,336	10.05 to 9.12	30,650,236	0.85%	-45.35% to -46.21%
2007	0.95% to 2.40%	4,069,860	18.39 to 16.95	73,855,522	0.71%	16.93% to 15.31%
2006	0.95% to 2.40%	4,778,927	15.73 to 14.7	74,273,751	1.66%	23.84% to 22.14%
VP Mid Cap Value Fund - Class I (ACVMV1)
2010	0.95% to 2.20%	914,061	12.22 to 11.51	11,085,155	2.17%	18.12% to 16.63%
2009	0.95% to 2.70%	1,084,995	10.34 to 11.51	11,196,510	3.66%	28.71% to 26.35%
2008	0.95% to 2.70%	1,333,554	8.04 to 9.11	10,844,194	0.09%	-25.07% to -26.46%
2007	0.95% to 2.70%	1,184,247	10.72 to 12.39	13,140,130	0.91%	-3.24% to -4.9%
2006	0.95% to 2.10%	710,275	11.08 to 13.16	8,181,606	1.17%	10.83% to 10.02%	*
VP Mid Cap Value Fund - Class II (ACVMV2)
2010	1.25% to 2.25%	38,845	14.40 to 13.59	543,686	2.12%	17.46% to 16.28%
2009	1.25% to 2.25%	35,520	12.26 to 11.69	426,241	3.66%	28.18% to 26.9%
2008	1.25% to 2.25%	32,785	9.56 to 9.21	309,671	0.07%	-25.45% to -26.21%
2007	1.25% to 2.25%	32,641	12.83 to 12.48	416,040	0.83%	-3.65% to -4.63%
2006	1.25% to 2.25%	8,750	13.31 to 13.09	115,621	0.63%	18.73% to 17.53%
VP Ultra(R) Fund - Class I (ACVU1)
2010	1.75%	23,615	10.42	245,986	0.04%	14.05%
2009	1.60% to 1.75%	3,041	9.24 to 9.13	27,971	0.46%	32.33% to 32.13%
2008	0.95% to 2.60%	624,611	7.3 to 6.52	4,484,214	0.00%	-42.04% to -43.05%
2007	0.95% to 2.60%	1,401,693	12.59 to 11.45	17,358,338	0.00%	19.86% to 17.9%
2006	0.95% to 2.60%	1,154,945	10.5 to 9.71	11,969,379	0.00%	-4.19% to -5.79%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50% to 2.60%	143,661	6.95 to 6.45	976,692	0.00%	-42.52% to -43.17%
2007	1.50% to 2.60%	152,411	12.1 to 11.35	1,808,127	0.00%	19.02% to 17.68%
2006	1.50% to 2.60%	188,556	10.16 to 9.64	1,888,473	0.00%	-4.83% to -5.89%
VP Value Fund - Class I (ACVV)
2010	0.95% to 1.30%	117,661	19.10 to 19.69	2,315,963	1.66%	11.49% to 11.87%
2009	0.95% to 2.30%	10,383,543	17 to 13.79	178,152,843	5.83%	18.72% to 16.99%
2008	0.95% to 2.65%	13,651,071	14.32 to 11.37	196,852,924	2.57%	-27.47% to -28.8%
2007	0.95% to 2.65%	18,297,238	19.75 to 15.97	363,738,720	1.77%	-6.04% to -7.62%
2006	0.95% to 2.65%	24,152,492	21.02 to 17.29	511,945,824	1.37%	17.53% to 15.57%
VP Value Fund - Class II (ACVV2)
2009	1.50% to 2.60%	358,036	11.75 to 10.78	4,107,489	5.56%	17.93% to 16.61%
2008	1.50% to 2.60%	431,804	9.96 to 9.24	4,213,977	2.37%	-27.9% to -28.71%
2007	1.50% to 2.60%	539,862	13.82 to 12.97	7,328,653	1.55%	-6.74% to -7.78%
2006	1.50% to 2.60%	597,711	14.82 to 14.06	8,726,674	1.17%	16.69% to 15.39%
(Continued)

129

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95% to 2.20%	889,566	$6.74 to $ 8.38	$6,061,323	0.00%	-49.11% to -49.8%
2007	0.95% to 2.55%	2,287,313	13.24 to 16.54	31,504,187	0.00%	38.44% to 36.31%
2006	0.95% to 1.65%	46,824	9.57 to 9.52	465,527	0.00%	-4.34% to -4.79%	*
VP Vista(SM) Fund -Class II (ACVVS2)
2008	1.25% to 2.25%	32,734	8.52 to 8.21	274,343	0.00%	-49.36% to -49.87%
2007	1.25% to 2.25%	27,543	16.83 to 16.38	460,497	0.00%	37.78% to 36.38%
2006	1.25% to 2.25%	1,368	12.21 to 12.01	16,525	0.00%	7.52% to 6.43%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	0.95% to 2.25%	1,716,152	15.72 to 14.02	26,538,538	0.64%	24.63% to 23.00%
2009	0.95% to 2.25%	2,276,941	12.61 to 11.4	28,341,084	2.39%	23.84% to 22.21%
2008	0.95% to 2.30%	2,956,423	10.18 to 9.3	29,718,594	0.83%	-31.57% to -32.57%
2007	0.95% to 2.30%	2,832,247	14.88 to 13.79	41,592,170	0.42%	-1.6% to -2.91%
2006	0.95% to 2.45%	3,827,015	15.12 to 14.11	57,168,985	0.46%	13.33% to 11.68%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.95% to 2.25%	25,036,633	14.40 to 8.10	344,641,183	1.80%	13.75% to 12.26%
2009	0.95% to 2.40%	29,044,402	12.66 to 8.1	351,401,392	2.06%	25.13% to 23.13%
2008	0.95% to 2.65%	34,537,124	10.12 to 6.41	333,126,530	2.04%	-37.74% to -38.87%
2007	0.95% to 2.65%	44,544,149	16.25 to 10.49	687,316,477	1.71%	4.25% to 2.51%
2006	0.95% to 2.65%	57,892,321	15.59 to 10.23	853,698,329	1.60%	14.4% to 12.49%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2010	0.95% to 2.25%	3,796,404	12.16 to 6.35	44,919,292	0.90%	13.73% to 12.23%
2009	0.95% to 2.25%	4,390,417	10.7 to 5.65	45,732,384	0.98%	32.48% to 30.75%
2008	0.95% to 2.25%	5,103,159	8.07 to 5.36	40,160,422	0.78%	-35.05% to -35.95%
2007	0.95% to 2.70%	6,507,082	12.43 to 8.03	78,657,447	0.56%	6.76% to 4.91%
2006	0.95% to 2.70%	8,426,635	11.64 to 7.66	94,920,399	0.11%	8.17% to 6.29%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2010	1.50% to 2.60%	8,596	10.76 to 9.76	90,116	0.71%	12.83% to 11.57%
2009	1.50% to 2.60%	12,253	9.53 to 8.75	114,013	0.65%	31.44% to 29.97%
2008	1.50% to 2.60%	13,576	7.25 to 6.73	96,608	0.44%	-35.57% to -36.29%
2007	1.50% to 2.60%	18,076	11.26 to 10.56	199,928	0.29%	5.87% to 4.68%
2006	1.50% to 2.60%	21,134	10.63 to 10.09	221,499	0.00%	7.33% to 6.13%
Appreciation Portfolio - Initial Shares (DCAP)
2010	0.95% to 2.25%	3,905,064	16.28 to 9.69	60,048,211	2.21%	14.22% to 12.72%
2009	0.95% to 2.45%	4,306,442	14.25 to 9.1	57,939,394	2.62%	21.39% to 19.44%
2008	0.95% to 2.45%	5,283,363	11.74 to 7.61	58,519,397	2.08%	-30.22% to -31.32%
2007	0.95% to 2.45%	6,500,979	16.82 to 11.09	103,040,409	1.63%	6.11% to 4.56%
2006	0.95% to 2.60%	8,535,184	15.85 to 10.48	127,178,838	1.60%	15.37% to 13.5%
Appreciation Portfolio - Service Shares (DCAPS)
2010	1.50% to 2.60%	139,376	11.99 to 10.87	1,621,785	2.02%	13.32% to 12.06%
2009	1.50% to 2.60%	170,902	10.58 to 9.7	1,765,657	2.67%	20.4% to 19.05%
2008	1.50% to 2.60%	243,047	8.79 to 8.15	2,082,345	1.75%	-30.78% to -31.55%
2007	1.50% to 2.60%	281,395	12.69 to 11.91	3,498,498	1.36%	5.24% to 4.06%
2006	1.50% to 2.60%	328,325	12.06 to 11.44	3,894,443	1.32%	14.47% to 13.2%
Developing Leaders Portfolio - Initial Shares (DSC)
2010	0.95% to 1.55%	8,165	11.69 to 11.06	92,805	0.89%	29.90% to 29.12%
2009	0.95% to 1.55%	17,873	9 to 8.57	157,759	1.58%	24.84% to 24.08%
2008	0.95% to 1.55%	17,445	7.21 to 6.9	123,595	1.08%	-38.19% to -38.56%
2007	0.95% to 1.85%	42,914	11.66 to 9.91	453,757	0.75%	-11.91% to -12.71%
2006	0.95% to 1.85%	41,384	13.24 to 11.35	497,921	0.40%	2.79% to 1.88%
International Value Portfolio - Initial Shares (DVIV)
2010	0.95% to 1.55%	7,345	16.23 to 15.35	117,319	2.26%	3.46% to 2.84%
2009	0.95% to 1.55%	16,864	15.69 to 14.93	257,017	4.12%	29.73% to 28.94%
2008	0.95% to 1.55%	20,031	12.09 to 11.58	235,670	2.72%	-37.92% to -38.29%
2007	0.95% to 1.55%	26,630	19.48 to 18.77	506,713	1.58%	3.16% to 2.53%
2006	0.95% to 1.55%	27,160	18.88 to 18.3	503,070	1.40%	21.44% to 20.7%
Capital Appreciation Fund II - Service Shares (FCA2S)
2010	1.50% to 2.60%	56,848	11.12 to 10.09	607,510	0.72%	11.31% to 10.07%
2009	1.50% to 2.20%	58,283	9.99 to 9.46	565,180	0.71%	11.57% to 10.77%
2008	1.50% to 2.20%	70,121	8.95 to 8.54	612,911	0.02%	-30.72% to -31.22%
2007	1.50% to 2.20%	84,547	12.92 to 12.41	1,070,416	0.57%	7.99% to 7.22%
2006	1.50% to 2.60%	94,849	11.97 to 11.36	1,115,659	0.53%	14.05% to 12.78%
Clover Value Fund II - Service Shares (FALFS)
2009	1.50% to 2.60%	23,209	8.41 to 7.72	187,104	2.34%	12.79% to 11.53%
2008	1.50% to 2.60%	27,949	7.46 to 6.92	201,610	1.41%	-34.95% to -35.68%
2007	1.50% to 2.60%	43,489	11.46 to 10.76	488,122	1.33%	-11.22% to -12.22%
2006	1.50% to 2.60%	49,357	12.91 to 12.25	626,940	1.32%	14.74% to 13.46%
(Continued)

130

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Bond Fund II - Service Shares (FHIBS)
2010	1.50% to 2.60%	154,353	$17.17 to $15.58	$2,568,928	8.79%	12.67% to 11.41%
2009	1.50% to 2.60%	242,434	15.24 to 13.98	3,594,078	10.82%	50.19% to 48.52%
2008	1.50% to 2.60%	273,394	10.15 to 9.41	2,716,350	9.62%	-27.2% to -28.02%
2007	1.50% to 2.60%	339,327	13.94 to 13.08	4,625,870	7.96%	1.63% to 0.49%
2006	1.50% to 2.60%	381,404	13.71 to 13.01	5,132,472	8.12%	8.91% to 7.7%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.95% to 2.20%	312,243	9.93 to 9.48	3,079,972	1.98%	0.32% to -0.94%
2008	0.95% to 2.40%	469,126	9.9 to 9.52	4,620,131	1.76%	-1.81% to -3.24%
2007	0.95% to 1.85%	121,945	10.08 to 9.93	1,223,240	1.48%	-2.43% to -3.32%
2006	0.95% to 2.25%	113,120	10.33 to 10.24	1,166,083	0.00%	3.3% to 2.4%	*
Quality Bond Fund II - Primary Shares (FQB)
2010	0.95% to 2.25%	8,254,166	16.82 to 14.94	135,697,381	5.10%	7.47% to 6.06%
2009	0.95% to 2.30%	10,095,439	15.65 to 13.44	154,419,893	6.54%	19.29% to 17.68%
2008	0.95% to 2.70%	12,428,184	13.12 to 10.98	159,204,010	5.45%	-8.17% to -9.79%
2007	0.95% to 2.70%	16,768,928	14.28 to 12.17	233,498,819	4.90%	4.38% to 2.55%
2006	0.95% to 2.70%	19,923,851	13.69 to 11.87	265,905,915	4.23%	3.17% to 1.36%
Quality Bond Fund II - Service Shares (FQBS)
2010	1.50% to 2.60%	439,803	13.55 to 12.29	5,785,519	4.99%	6.66% to 5.47%
2009	1.50% to 2.60%	538,177	12.7 to 11.65	6,667,702	6.25%	18.35% to 17.03%
2008	1.50% to 2.60%	606,570	10.73 to 9.96	6,380,094	4.98%	-8.94% to -9.96%
2007	1.50% to 2.60%	733,237	11.78 to 11.06	8,484,162	4.67%	3.55% to 2.39%
2006	1.50% to 2.60%	826,174	11.38 to 10.8	9,261,610	3.83%	2.37% to 1.23%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50% to 2.60%	871,508	13.56 to 12.44	11,508,587	1.15%	33.44% to 31.95%
2008	1.50% to 2.60%	983,215	10.16 to 9.43	9,774,545	0.73%	-43.55% to -44.18%
2007	1.50% to 2.60%	1,171,503	18 to 16.89	20,703,707	0.75%	15.53% to 14.24%
2006	1.50% to 2.60%	1,229,048	15.58 to 14.79	18,868,372	0.99%	9.76% to 8.54%
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2010	1.50% to 2.60%	76,877	14.39 to 13.05	1,076,207	0.26%	24.44% to 23.06%
2009	1.50% to 2.60%	107,421	11.56 to 10.61	1,209,103	0.34%	54.8% to 53.07%
2008	1.50% to 2.60%	137,880	7.47 to 6.93	1,006,487	0.48%	-52.02% to -52.56%
2007	1.50% to 2.60%	172,687	15.57 to 14.61	2,634,568	0.63%	3.85% to 2.68%
2006	1.50% to 2.60%	189,220	14.99 to 14.23	2,790,485	0.35%	14.27% to 13%
VIP Fund -Contrafund Portfolio - Service Class (FCS)
2010	0.95% to 1.35%	627,694	21.72 to 20.65	13,355,641	0.09%	15.96% to 15.50%
2009	0.95% to 2.40%	21,380,872	18.73 to 10.26	389,004,147	1.25%	34.38% to 32.41%
2008	0.95% to 2.85%	25,997,531	13.94 to 8.86	351,356,151	0.79%	-43.16% to -44.31%
2007	0.95% to 2.85%	34,126,179	24.52 to 15.91	809,299,371	0.79%	16.39% to 14.21%
2006	0.95% to 2.85%	42,459,981	21.07 to 13.93	863,420,871	1.11%	10.53% to 8.49%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2010	0.95% to 2.20%	2,554,064	10.56 to 9.95	26,870,031	0.36%	18.03% to 16.54%
2009	0.95% to 2.70%	2,882,823	8.95 to 13.58	25,998,693	0.23%	46.17% to 43.18%
2008	0.95% to 2.70%	3,165,031	6.12 to 9.49	20,000,808	0.00%	-54.84% to -55.66%
2007	0.95% to 2.70%	3,230,157	13.56 to 21.39	47,071,865	0.14%	44.25% to 41.81%
2006	0.95% to 2.65%	1,092,891	9.4 to 15.1	11,353,460	1.20%	-6.01% to -7.03%	*
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2010	0.95% to 2.25%	17,468,381	14.79 to 11.04	256,820,879	1.64%	14.00% to 12.50%
2009	0.95% to 2.70%	21,467,817	12.97 to 9.35	276,837,475	2.09%	28.8% to 26.3%
2008	0.95% to 2.70%	26,543,981	10.07 to 7.4	265,365,034	2.08%	-43.25% to -44.34%
2007	0.95% to 2.70%	36,071,966	17.75 to 13.29	634,319,837	1.59%	0.45% to -1.27%
2006	0.95% to 2.65%	45,771,858	17.67 to 13.52	802,115,173	3.09%	18.94% to 16.97%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2010	1.50% to 2.60%	604,329	11.48 to 10.41	6,746,388	1.50%	13.19% to 11.93%
2009	1.50% to 2.60%	766,428	10.14 to 9.3	7,577,401	2.02%	27.94% to 26.51%
2008	1.50% to 2.60%	912,834	7.92 to 7.35	7,081,339	2.06%	-43.67% to -44.3%
2007	1.50% to 2.60%	1,101,407	14.07 to 13.2	15,223,234	1.58%	-0.25% to -1.37%
2006	1.50% to 2.60%	1,257,321	14.1 to 13.38	17,476,446	2.90%	18.14% to 16.82%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2010	0.95% to 1.80%	819,834	11.56 to 11.10	9,395,678	2.07%	11.67% to 10.71%
2009	0.95% to 2.05%	805,897	10.35 to 10.88	8,312,434	3.67%	22.97% to 21.54%
2008	0.95% to 2.05%	949,001	8.41 to 8.96	8,045,675	2.78%	-25.79% to -26.65%
2007	0.95% to 2.05%	717,498	11.34 to 12.21	8,298,619	3.47%	7.61% to 6.46%
2006	0.95% to 2.00%	238,181	10.54 to 11.48	2,662,735	5.69%	5.37% to 4.65%	*
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2010	1.25% to 2.25%	5,528	12.47 to 11.77	65,998	2.04%	11.14% to 10.01%
2009	1.25% to 2.25%	2,327	11.22 to 10.7	25,849	4.06%	22.41% to 21.17%
2008	1.25%	2,431	9.17	22,292	2.65%	-26.10%
2007	1.25%	2,743	12.4	34,024	2.15%	7.06%
(Continued)

131

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2010	0.95% to 2.05%	767,233	$11.11 to $10.54	$8,458,325	2.30%	13.43% to 12.17%
2009	0.95% to 1.95%	660,383	9.79 to 9.43	6,433,356	3.47%	27.55% to 26.27%
2008	0.95% to 2.30%	670,911	7.68 to 8.47	5,207,667	2.64%	-33.35% to -34.31%
2007	0.95% to 2.30%	561,279	11.52 to 12.89	6,595,444	2.99%	9.11% to 7.68%
2006	0.95% to 1.75%	203,073	10.56 to 12.08	2,180,054	2.85%	5.57% to 5.04%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2010	1.25% to 2.25%	12,701	12.55 to 11.84	153,663	1.97%	12.93% to 11.73%
2009	1.25% to 2.25%	13,725	11.11 to 10.6	148,069	4.25%	26.94% to 25.66%
2008	1.25% to 2.25%	8,292	8.75 to 8.43	71,695	2.97%	-33.64% to -34.31%
2007	1.25% to 2.25%	3,382	13.19 to 12.84	43,848	2.13%	8.59% to 7.48%
2006	1.25% to 2.25%	2,852	12.15 to 11.95	34,337	2.38%	10.31% to 9.2%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2010	0.95% to 1.80%	478,176	10.69 to 10.26	5,078,635	2.50%	14.90% to 13.91%
2009	0.95% to 1.80%	357,399	9.3 to 9.01	3,312,351	2.28%	30.16% to 29.04%
2008	0.95% to 2.10%	329,992	7.15 to 8.17	2,371,508	2.23%	-38.67% to -39.43%
2007	0.95% to 2.10%	301,314	11.65 to 13.49	3,625,337	3.07%	10.15% to 8.93%
2006	0.95% to 1.80%	85,992	10.58 to 12.45	948,186	2.81%	5.77% to 5.21%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2010	1.25% to 2.25%	29,732	12.42 to 11.73	363,175	1.74%	14.4% to 13.31%
2009	1.25% to 2.25%	33,564	10.86 to 10.35	359,536	2.04%	29.54% to 28.23%
2008	1.25% to 2.25%	35,261	8.38 to 8.07	292,303	2.44%	-38.95% to -39.57%
2007	1.25% to 2.25%	27,932	13.73 to 13.36	377,140	2.63%	9.68% to 8.57%
2006	1.25% to 2.25%	12,830	12.51 to 12.3	158,537	2.54%	11.52% to 10.39%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2010	0.95% to 1.25%	73,468	10.45 to 9.76	727,853	0.00%	25.90% to 20.23%
2009	0.95% to 2.05%	2,823,689	8.54 to 5.68	23,519,320	0.37%	44.33% to 42.73%
2008	0.95% to 2.20%	3,325,249	5.91 to 3.92	19,201,947	0.30%	-55.49% to -56.05%
2007	0.95% to 2.20%	4,293,709	13.29 to 8.92	55,514,117	0.00%	21.87% to 20.32%
2006	0.95% to 2.35%	5,734,093	10.9 to 7.58	60,614,578	0.64%	4.3% to 2.86%
VIP Fund - Growth Portfolio - Service Class (FGS)
2010	0.95% to 2.20%	13,259,948	14.25 to 8.08	179,671,360	0.17%	22.88% to 21.33%
2009	0.95% to 2.30%	15,488,178	11.6 to 6.92	170,635,502	0.32%	26.93% to 24.94%
2008	0.95% to 2.40%	18,900,121	9.14 to 5.48	163,345,176	0.63%	-47.74% to -48.55%
2007	0.95% to 2.50%	25,956,718	17.48 to 10.55	427,273,711	0.64%	25.66% to 23.77%
2006	0.95% to 2.65%	33,064,556	13.91 to 8.42	428,694,016	0.30%	5.72% to 3.95%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2010	1.50% to 2.60%	266,660	10.71 to 9.72	2,776,071	0.03%	22.01% to 20.64%
2009	1.50% to 2.60%	341,722	8.78 to 8.06	2,922,370	0.19%	26.05% to 24.64%
2008	1.50% to 2.60%	418,764	6.97 to 6.46	2,846,744	0.55%	-48.1% to -48.68%
2007	1.50% to 2.60%	450,197	13.42 to 12.6	5,923,337	0.39%	24.75% to 23.35%
2006	1.50% to 2.60%	544,353	10.76 to 10.21	5,765,569	0.16%	4.98% to 3.81%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2010	0.95% to 2.20%	4,355,171	13.01 to 10.63	57,786,511	7.15%	12.71% to 11.29%
2009	0.95% to 2.45%	5,487,281	11.55 to 10.06	64,565,193	7.36%	42.41% to 40.23%
2008	0.95% to 2.45%	7,073,592	8.11 to 7.18	58,430,449	7.31%	-25.78% to -26.93%
2007	0.95% to 2.55%	10,440,891	10.92 to 9.73	116,457,034	6.02%	1.68% to 0.06%
2006	0.95% to 2.65%	18,673,694	10.74 to 9.65	206,301,456	7.08%	10.12% to 8.27%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2010	0.95% to 2.20%	5,516,431	11.72 to 11.18	64,197,429	9.52%	12.58% to 11.16%
2009	0.95% to 2.45%	4,212,440	10.41 to 9.99	43,660,512	8.36%	42.56% to 40.38%
2008	0.95% to 2.45%	3,359,844	7.3 to 7.11	24,447,258	7.39%	-25.69% to -26.85%
2007	0.95% to 2.45%	3,077,761	9.82 to 9.72	30,185,520	17.46%	-1.77% to -2.77%	*
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010	0.95% to 2.20%	5,555,592	13.23 to 12.01	72,621,963	3.21%	6.66% to 5.31%
2009	0.95% to 2.40%	6,353,808	12.41 to 12.21	78,092,553	8.2%	14.57% to 12.92%
2008	0.95% to 2.25%	4,984,533	10.83 to 10.92	53,716,394	4.23%	-4.26% to -5.51%
2007	0.95% to 2.25%	5,743,749	11.31 to 11.56	65,152,473	3.99%	3.22% to 1.88%
2006	0.95% to 2.40%	5,515,247	10.96 to 11.27	61,260,909	3.59%	3.31% to 1.81%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.95% to 2.20%	4,461,090	11.97 to 11.28	53,007,856	0.29%	27.48% to 25.87%
2009	0.95% to 2.40%	3,928,131	9.39 to 12.1	36,894,241	0.64%	38.69% to 36.5%
2008	0.95% to 2.65%	3,606,217	6.77 to 8.78	24,918,988	0.34%	-40.08% to -41.17%
2007	0.95% to 2.65%	3,720,767	11.3 to 14.92	43,912,299	0.76%	14.38% to 12.48%
2006	0.95% to 2.65%	2,219,901	9.88 to 13.27	23,686,575	0.00%	-1.2% to -2.29%	*
(Continued)

132

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2010	1.50% to 2.60%	352,256	$21.73 to $19.71	$7,431,732	0.10%	26.64% to 25.23%
2009	1.50% to 2.60%	463,361	17.16 to 15.74	7,739,724	0.34%	37.66% to 36.12%
2008	1.50% to 2.60%	562,586	12.46 to 11.56	6,851,029	0.24%	-40.51% to -41.18%
2007	1.50% to 2.60%	688,268	20.95 to 19.66	14,136,936	0.50%	13.6% to 12.32%
2006	1.50% to 2.60%	726,383	18.44 to 17.5	13,188,602	0.18%	10.72% to 9.49%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2010	0.95% to 2.20%	1,404,565	15.25 to 11.07	21,449,069	1.25%	11.92% to 10.51%
2009	0.95% to 2.20%	1,697,629	13.63 to 10.02	23,195,540	1.92%	25.24% to 23.66%
2008	0.95% to 2.20%	2,082,989	10.88 to 8.1	22,758,715	2.28%	-44.4% to -45.1%
2007	0.95% to 2.20%	2,660,164	19.57 to 14.76	52,254,014	3.14%	16.09% to 14.61%
2006	0.95% to 2.20%	3,528,715	16.86 to 12.88	60,072,973	0.82%	16.83% to 15.36%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2010	1.50% to 2.60%	299,579	14.49 to 13.14	4,222,224	1.05%	11.13% to 9.90%
2009	1.50% to 2.60%	421,604	13.03 to 11.96	5,354,781	1.89%	24.31% to 22.92%
2008	1.50% to 2.60%	503,679	10.49 to 9.73	5,159,377	2.09%	-44.79% to -45.41%
2007	1.50% to 2.60%	614,490	18.99 to 17.82	11,430,563	2.99%	15.29% to 14%
2006	1.50% to 2.60%	648,323	16.47 to 15.63	10,502,811	0.74%	16.05% to 14.76%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2010	0.95% to 2.20%	2,367,047	15.40 to 13.79	35,872,048	1.21%	11.94% to 10.53%
2009	0.95% to 2.45%	3,074,483	13.75 to 12.23	41,693,409	1.92%	25.29% to 23.15%
2008	0.95% to 2.45%	3,829,152	10.98 to 9.93	41,459,294	2.16%	-44.41% to -45.32%
2007	0.95% to 2.45%	5,132,023	19.75 to 18.16	100,110,525	3.14%	16.11% to 14.43%
2006	0.95% to 2.65%	6,293,681	17.01 to 15.72	105,827,473	0.86%	16.83% to 14.93%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.95% to 2.05%	1,026,381	15.21 to 13.80	15,377,908	0.39%	25.25% to 23.86%
2009	0.95% to 2.20%	1,328,090	12.14 to 11.01	15,897,453	0.5%	55.9% to 53.93%
2008	0.95% to 2.40%	1,388,196	7.79 to 7.06	10,650,306	0.58%	-51.64% to -52.44%
2007	0.95% to 2.50%	1,995,932	16.1 to 14.75	31,684,564	0.95%	4.59% to 3.02%
2006	0.95% to 2.65%	2,381,904	15.39 to 14.22	36,180,710	0.60%	15.1% to 13.19%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2010	0.95% to 2.20%	4,370,430	11.96 to 11.27	51,734,546	6.48%	11.60% to 10.20%
2009	0.95% to 2.25%	4,609,866	10.72 to 10.2	48,998,095	7.73%	34.31% to 32.46%
2008	0.95% to 2.30%	4,245,169	7.98 to 7.69	33,666,942	5.72%	-30.32% to -31.33%
2007	0.95% to 2.30%	5,243,133	11.45 to 11.2	59,809,002	4.36%	2.77% to 1.41%
2006	0.95% to 2.25%	3,299,693	11.15 to 11.05	36,704,669	0.32%	11.46% to 10.5%	*
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2010	1.25% to 2.25%	55,395	12.67 to 11.21	678,413	1.65%	19.09% to 17.95%
2009	1.25% to 2.25%	63,352	10.64 to 9.5	653,229	1.46%	15.86% to 14.7%
2008	1.25% to 2.25%	74,256	9.18 to 8.28	662,345	1.79%	-28.01% to -28.74%
2007	1.25% to 2.25%	90,221	12.75 to 11.63	1,120,876	2.39%	-3.91% to -4.89%
2006	1.25% to 2.25%	106,400	13.27 to 12.22	1,376,537	1.25%	15.66% to 14.5%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2010	0.95% to 1.95%	2,143,936	10.61 to 10.12	22,914,997	0.79%	27.00% to 25.72%
2009	0.95% to 2.30%	2,007,761	8.36 to 10.2	17,042,279	1.45%	27.93% to 26.01%
2008	0.95% to 2.65%	2,135,224	6.53 to 7.99	14,375,230	1.15%	-33.65% to -34.86%
2007	0.95% to 2.40%	1,615,021	9.84 to 12.35	16,573,648	0.90%	-3.31% to -4.69%
2006	0.95% to 2.25%	1,233,894	10.18 to 12.63	13,300,620	0.11%	1.81% to 14.36%	*
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2010	0.95% to 2.20%	1,121,698	12.72 to 11.99	14,177,454	1.35%	16.40% to 14.93%
2009	0.95% to 2.20%	1,279,742	10.93 to 10.43	14,037,162	2.63%	70.99% to 68.84%
2008	0.95% to 2.15%	746,789	6.39 to 6.19	4,888,874	2.66%	-53.12% to -53.69%
2007	0.95% to 2.30%	1,629,698	13.63 to 19.9	23,911,115	1.70%	27.47% to 25.86%
2006	0.95% to 2.25%	483,848	10.69 to 15.83	5,857,903	0.35%	6.95% to 6.08%	*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2010	1.25%	1,946	15.87	30,887	1.84%	7.03%
2009	1.25%	2,121	14.83	31,449	4.37%	35.33%
2008	1.25%	4,144	10.96	45,418	2.18%	-41.12%
2007	1.25%	5,496	18.61	102,271	1.90%	14.01%
2006	1.25%	6,397	16.32	104,412	1.25%	19.93%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2010	0.95% to 2.20%	798,014	10.72 to 10.10	8,510,162	1.47%	7.38% to 6.02%
2009	0.95% to 2.25%	1,082,482	9.98 to 11.67	10,823,879	3.4%	35.89% to 33.94%
2008	0.95% to 2.20%	1,248,884	7.35 to 8.73	9,345,898	2.65%	-40.96% to -41.76%
2007	0.95% to 2.20%	1,094,763	12.44 to 14.99	14,104,423	2.37%	14.34% to 12.98%
2006	0.95% to 2.10%	505,381	10.88 to 13.29	5,780,587	0.39%	8.83% to 8.05%	*
(Continued)

133

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2010	0.95% to 2.20%	3,633,038	$16.14 to $15.21	$58,145,726	1.36%	13.29% to 11.86%
2009	0.95% to 2.70%	3,437,497	14.25 to 13.76	48,665,063	13.65%	17.56% to 15.54%
2008	0.95% to 2.70%	3,465,329	12.12 to 11.91	41,907,618	3.91%	5.2% to 3.38%
2007	0.95% to 2.70%	2,850,554	11.52	32,899,638	2.47%	9.97% to 8.07%
2006	0.95% to 2.30%	1,106,336	10.47 to 10.73	11,740,492	0.98%	4.74% to 3.82%	*
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.95% to 2.20%	478,144	9.32 to 9.01	4,419,657	2.32%	9.21% to 7.83%
2009	0.95% to 2.40%	392,225	8.53 to 8.31	3,326,554	4.2%	29.01% to 26.98%
2008	0.95% to 2.40%	152,212	6.61 to 6.54	1,004,818	5.09%	-33.86% to -34.56%	*
Guardian Portfolio - I Class Shares (AMGP)
2010	1.60% to 1.75%	16,109	17.42 to 11.73	199,575	0.32%	17.11% to 16.93%
2009	1.6% to 1.75%	24,926	14.87 to 10.03	282,823	0.01%	27.61% to 27.42%
2008	0.95% to 2.65%	3,174,895	13.25 to 7.86	38,909,878	0.51%	-37.84% to -38.97%
2007	0.95% to 2.30%	4,032,425	21.32 to 13.29	80,055,450	0.26%	6.36% to 4.97%
2006	0.95% to 2.30%	5,156,402	20.04 to 12.66	95,524,513	0.63%	12.3% to 10.83%
International Portfolio - S Class Shares (AMINS)
2008	0.95% to 2.20%	266,109	5.63 to 7.39	1,559,540	0.00%	-46.95% to -47.7%
2007	0.95% to 2.40%	1,121,173	10.61 to 14.06	12,875,434	2.30%	2.23% to 0.79%
2006	0.95% to 2.40%	506,394	10.38 to 13.95	5,724,548	0.37%	3.83% to 2.87%	*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2010	0.95% to 1.75%	25,562	25.01 to 14.18	418,065	0.00%	27.87% to 26.84%
2009	1.60% to 1.75%	27,121	15.84 to 11.18	349,144	0.00%	29.49% to 29.3%
2008	0.95% to 2.30%	4,899,483	15 to 8.04	66,348,641	0.00%	-43.91% to -44.73%
2007	0.95% to 2.35%	6,698,477	26.75 to 14.48	160,332,215	0.00%	21.36% to 19.74%
2006	0.95% to 2.65%	8,624,822	22.04 to 11.8	167,202,644	0.00%	13.61% to 11.74%
Partners Portfolio - I Class Shares (AMTP)
2010	1.10% to 1.75%	4,601	16.56 to 11.62	62,147	0.77%	14.39% to 13.64%
2009	1.60% to 1.75%	49,029	13.67 to 10.23	508,356	0.04%	53.58% to 53.34%
2008	0.95% to 2.40%	5,238,503	8.4 to 6.9	45,631,990	0.46%	-52.85% to -53.6%
2007	0.95% to 2.65%	7,015,661	17.81 to 14.54	129,223,624	0.60%	8.29% to 6.48%
2006	0.95% to 2.65%	9,274,134	16.45 to 13.66	158,663,346	0.69%	11.18% to 9.33%
Regency Portfolio - S Class Shares (AMRS)
2010	1.25%	331	12.35	4,090	0.02%	24.44%
2009	1.25%	422	9.93	4,191	0.00%	44.33%
2008	0.95% to 2.15%	408,423	5.58 to 6.65	2,329,001	0.85%	-46.46% to -47.19%
2007	0.95% to 2.15%	536,697	10.42 to 12.6	5,708,166	0.46%	2.07% to 0.87%
2006	0.95% to 2.05%	461,292	10.2 to 12.51	4,821,327	0.66%	2.04% to 1.31%	*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2010	0.95% to 2.60%	185,434	8.39 to 10.69	1,711,120	0.00%	18.48% to 16.50%
2009	0.95% to 2.60%	189,090	7.08 to 9.17	1,482,626	0.00%	21.59% to 19.56%
2008	0.95% to 2.60%	150,345	5.82 to 7.67	1,041,006	0.00%	-40.05% to -41.05%
2007	0.95% to 2.60%	138,132	9.71 to 13.01	1,705,972	0.00%	-0.45% to -2.11%
2006	0.95% to 2.60%	118,814	9.76 to 13.29	1,557,992	0.00%	-2.44% to 2.52%	*
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	0.95% to 2.45%	717,855	13.66 to 12.34	9,712,445	0.03%	21.69% to 19.85%
2009	0.95% to 2.45%	315,329	11.22 to 10.29	3,523,342	2.09%	30.18% to 28.21%
2008	0.95% to 2.45%	389,079	8.62 to 8.03	3,377,675	1.01%	-40.02% to -40.93%
2007	0.95% to 2.20%	1,195,809	14.37 to 16.56	17,666,241	0.11%	6.59% to 5.3%
2006	0.95% to 2.20%	801,737	13.48 to 15.73	11,396,044	0.13%	12.63% to 11.26%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50% to 2.60%	366,282	9.9 to 9.09	3,549,018	0.01%	41.99% to 40.41%
2008	1.50% to 2.60%	441,461	6.98 to 6.47	3,022,639	0.00%	-46.48% to -47.08%
2007	1.50% to 2.60%	515,617	13.03 to 12.23	6,607,818	0.01%	12.14% to 10.88%
2006	1.50% to 2.60%	561,578	11.62 to 11.03	6,433,761	0.20%	6.07% to 4.89%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.95% to 1.35%	209,242	15.20 to 15.87	3,373,897	0.20%	8.42% to 7.89%
2009	0.95% to 2.45%	10,161,530	14.02 to 9.58	144,577,862	0.33%	43.15% to 40.77%
2008	0.95% to 2.65%	12,747,789	9.8 to 6.67	126,536,235	0.15%	-46.04% to -47.02%
2007	0.95% to 2.70%	17,017,191	18.15 to 12.53	312,810,367	0.24%	13.06% to 11.12%
2006	0.95% to 2.70%	21,906,532	16.06 to 11.27	357,036,397	0.39%	6.93% to 5.08%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.95% to 2.60%	4,418,360	22.05 to 19.38	95,853,925	1.49%	14.87% to 12.96%
2009	0.95% to 2.60%	5,462,572	19.19 to 17.16	103,265,246	2.26%	38.37% to 36.06%
2008	0.95% to 2.65%	6,681,809	13.87 to 12.6	91,407,219	1.60%	-40.76% to -41.86%
2007	0.95% to 2.65%	8,674,031	23.41 to 21.68	200,680,424	1.42%	5.32% to 3.57%
2006	0.95% to 2.65%	10,676,504	22.23 to 20.93	234,998,177	1.03%	16.57% to 14.67%
(Continued)

134

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2010	0.95% to 2.40%	4,726,587	$14.03 to $11.99	$64,970,455	1.50%	14.86% to 13.18%
2009	0.95% to 2.40%	5,899,391	12.22 to 10.59	70,940,440	2.32%	38.44% to 36.42%
2008	0.95% to 2.85%	7,350,485	8.82 to 11.65	65,562,649	1.66%	-40.76% to -41.97%
2007	0.95% to 2.85%	9,761,653	14.89 to 20.08	153,056,196	1.43%	5.3% to 3.34%
2006	0.95% to 2.85%	11,724,356	14.14 to 19.43	180,011,728	1.05%	16.58% to 14.43%
Global Securities Fund/VA - Service Class (OVGSS)
2010	1.50% to 2.60%	171,295	15.82 to 14.35	2,629,627	1.32%	13.97% to 12.70%
2009	1.50% to 2.60%	234,040	13.88 to 12.73	3,160,699	2.01%	37.26% to 35.73%
2008	1.50% to 2.60%	299,786	10.11 to 9.38	2,960,179	1.33%	-41.23% to -41.89%
2007	1.50% to 2.60%	370,311	17.2 to 16.14	6,237,525	1.22%	4.48% to 3.31%
2006	1.50% to 2.60%	416,735	16.47 to 15.63	6,740,600	0.85%	15.61% to 14.32%
High Income Fund/VA - Class 3 (OVHI3)
2010	0.95% to 2.20%	995,159	2.86 to 2.73	2,832,621	5.69%	13.60% to 12.16%
2009	0.95% to 2.20%	859,349	2.52 to 2.44	2,158,516	0.00%	25.55% to 23.96%
2008	0.95% to 2.20%	160,909	2.01 to 1.96	322,010	5.25%	-79.09% to -79.36%
2007	0.95% to 2.25%	182,957	9.6 to 9.52	1,752,944	0.00%	-4% to -4.85%	*
High Income Fund/VA - Non-Service Shares (OVHI)
2010	0.95% to 1.55%	40,971	3.11 to 3.02	126,029	6.16%	13.72% to 13.03%
2009	0.95% to 1.65%	45,401	2.73 to 2.79	123,551	0.00%	24.13% to 21.8%
2008	0.95% to 1.70%	58,162	2.2 to 2.29	128,455	8.37%	-78.88% to -79.1%
2007	0.95% to 2.25%	128,274	10.43 to 10.79	1,349,911	9.65%	-1.06% to -2.33%
2006	0.95% to 2.30%	225,947	10.54 to 11.04	2,407,087	0.00%	5.41% to 4.47%	*
High Income Fund/VA - Service Class (OVHIS)
2010	1.25%	7,510	3.52	26,420	5.98%	13.12%
2009	1.25%	8,314	3.11	25,880	0.00%	24.38%
2008	1.25%	9,322	2.5	23,306	7.46%	-78.84%
2007	1.25%	10,820	11.83	127,992	10.61%	-1.72%
2006	1.25%	11,906	12.04	143,303	8.95%	7.86%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	0.95% to 2.25%	8,884,716	12.44 to 8.43	115,518,627	1.15%	15.01% to 13.50%
2009	0.95% to 2.30%	10,897,405	10.81 to 8.75	123,287,525	1.97%	27.07% to 25.17%
2008	0.95% to 2.65%	13,429,592	8.51 to 6.75	119,566,222	1.61%	-39.06% to -40.17%
2007	0.95% to 2.65%	18,473,644	13.96 to 11.28	270,387,331	1.08%	3.43% to 1.7%
2006	0.95% to 2.65%	23,057,427	13.5 to 11.09	329,617,768	1.16%	13.94% to 12.04%
Main Street Fund(R)/VA - Service Class (OVGIS)
2010	1.50% to 2.60%	277,137	11.31 to 10.26	3,062,481	0.95%	14.09% to 12.82%
2009	1.50% to 2.60%	334,673	9.91 to 9.1	3,245,291	1.66%	26.07% to 24.67%
2008	1.50% to 2.60%	391,338	7.86 to 7.3	3,018,113	1.37%	-39.55% to -40.22%
2007	1.50% to 2.60%	664,432	13.01 to 12.21	8,506,714	0.86%	2.58% to 1.43%
2006	1.50% to 2.60%	714,818	12.68 to 12.03	8,944,319	0.98%	13.04% to 11.78%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2010	0.95% to 1.85%	930,790	10.04 to 9.62	9,283,938	0.57%	22.23% to 21.13%
2009	0.95% to 2.00%	1,073,093	8.21 to 10.63	8,820,680	0.86%	35.89% to 34.28%
2008	0.95% to 2.20%	954,905	6.04 to 7.85	5,836,724	0.51%	-38.42% to -39.28%
2007	0.95% to 2.20%	1,108,657	9.82 to 12.94	11,355,895	0.31%	-2.15% to -3.35%
2006	0.95% to 2.25%	660,025	10.03 to 9.94	7,089,285	0.00%	0.31% to -0.56%	*
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2010	1.25%	13,564	14.57	197,565	0.42%	21.48%
2009	1.25%	14,582	11.99	174,782	0.65%	35.17%
2008	1.25%	15,897	8.87	141,006	0.26%	-38.78%
2007	1.25%	13,112	14.48	189,918	0.17%	-2.63%
2006	1.25%	14,220	14.88	211,533	0.02%	13.23%
MidCap Fund/VA - Non-Service Shares (OVAG)
2010	0.95% to 2.25%	5,038,472	12.19 to 4.79	66,253,324	0.00%	26.26% to 24.60%
2009	0.95% to 2.25%	5,642,712	9.65 to 3.85	58,874,182	0.00%	31.35% to 29.62%
2008	0.95% to 2.30%	6,695,313	7.35 to 2.95	53,173,243	0.00%	-49.55% to -50.24%
2007	0.95% to 2.70%	8,636,413	14.57 to 11.51	135,797,826	0.00%	5.32% to 3.48%
2006	0.95% to 2.70%	11,328,404	13.83 to 11.12	171,399,480	0.00%	1.98% to 0.23%
Strategic Bond Fund/VA - Service Class (OVSBS)
2010	1.50% to 2.60%	284,422	16.18 to 14.68	4,488,006	8.09%	13.05% to 11.79%
2009	1.50% to 2.60%	325,335	14.31 to 13.13	4,558,458	0.24%	16.63% to 15.33%
2008	1.50% to 2.60%	346,353	12.27 to 11.39	4,170,962	5.23%	-15.77% to -16.71%
2007	1.50% to 2.60%	452,665	14.57 to 13.67	6,489,866	3.32%	7.9% to 6.69%
2006	1.50% to 2.60%	418,884	13.5 to 12.81	5,583,752	3.61%	5.63% to 4.45%
(Continued)

135

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Real Return Portfolio - Administrative Class (PMVRRA)
2010	0.95% to 1.30%	66,930	$12.87 to $12.66	$855,103	1.43%	6.91% to 6.53%
2009	0.95% to 1.30%	65,525	12.02 to 11.87	782,688	3.12%	17.27% to 16.95%
2008	0.95% to 1.30%	66,141	10.25 to 10.15	675,187	3.63%	-7.91% to -8.31%
2007	0.95% to 1.30%	25,083	11.13 to 11.07	278,591	5.95%	9.66% to 9.28%
2006	0.95% to 1.30%	74,407	10.15 to 10.13	755,146	3.97%	1.5% to 1.3%	*
Series D (Global Series) (SBLD)
2010	1.10% to 1.30%	23,376	10.32 to 10.23	240,880	0.00%	14.23% to 14.01%
2009	1.10% to 1.30%	23,481	9.02 to 8.96	211,619	0.00%	17.91% to 18.21%
2008	0.95% to 1.30%	21,833	7.65 to 7.58	166,288	0.00%	-33.80% to -39.17%
2007	1.10% to 1.30%	15,283	12.5 to 12.46	190,962	0.00%	7.67% to 7.32%
2006	1.10% to 1.15%	10,257	11.61	119,083	0.00%	16.1%	*
Series J (Mid Cap Growth Series) (SBLJ)
2010	0.95% to 1.30%	16,355	9.53 to 9.37	154,677	0.00%	22.83% to 22.37%
2009	0.95% to 1.30%	14,777	7.74 to 7.65	113,801	0.00%	42.54% to 42.19%
2008	0.95% to 1.30%	11,088	5.43 to 5.38	59,995	0.00%	-40.54% to -40.75%
2007	0.95% to 1.30%	6,602	9.13 to 9.08	60,149	0.00%	-11.36% to -11.67%
2006	0.95% to 1.20%	5,632	10.3 to 10.28	57,954	0.00%	3% to 2.8%	*
Series N (Managed Asset Allocation Series) (SBLN)
2010	0.95% to 1.30%	12,170	11.37 to 11.19	137,282	0.00%	9.35% to 8.97%
2009	0.95% to 1.25%	14,169	10.38 to 10.27	146,319	0.00%	24.46% to 24.03%
2008	0.95% to 1.25%	12,844	8.34 to 8.28	106,763	0.00%	-27.92% to -28.06%
2007	0.95% to 1.25%	10,932	11.57 to 11.51	126,202	0.00%	5.09% to 4.64%
2006	1.10% to 1.25%	5,872	11.01 to 11	64,646	0.00%	10.1% to 10%	*
Series O (All Cap Value Series) (SBLO)
2010	0.95% to 1.30%	98,721	10.75 to 10.58	1,054,397	0.00%	15.33% to 14.94%
2009	0.95% to 1.30%	75,841	9.31 to 9.19	702,539	0.00%	31.87% to 31.29%
2008	0.95% to 1.30%	117,337	7.06 to 7	826,269	0.00%	-39.03% to -39.24%
2007	0.95% to 1.30%	25,150	11.58 to 11.52	290,548	0.00%	1.85% to 1.41%
2006	0.95% to 1.15%	13,985	11.37 to 11.36	158,900	0.00%	13.7% to 13.6%	*
Series P (High Yield Series) (SBLP)
2010	0.95% to 1.30%	29,311	14.54 to 14.31	423,441	0.00%	14.18% to 13.78%
2009	0.95% to 1.30%	35,166	12.72 to 12.56	445,532	0.00%	71.2% to 70.42%
2008	0.95% to 1.30%	17,473	7.43 to 7.37	129,324	0.00%	-30.69% to -30.86%
2007	0.95% to 1.30%	40,974	10.72 to 10.66	438,344	0.00%	1.13% to 0.76%
2006	0.95% to 1.30%	57,506	10.6 to 10.58	609,242	0.00%	6% to 5.8%	*
Series Q (Small Cap Value Series) (SBLQ)
2010	0.95% to 1.30%	82,673	13.35 to 13.14	1,095,848	0.00%	20.56% to 20.14%
2009	0.95% to 1.30%	63,451	11.06 to 10.92	697,437	0.00%	54.47% to 53.8%
2008	0.95% to 1.30%	64,592	7.16 to 7.1	460,344	0.00%	-39.17% to -39.37%
2007	0.95% to 1.30%	52,222	11.77 to 11.71	612,804	0.00%	9.29% to 8.83%
2006	1.10% to 1.20%	17,623	10.77 to 10.76	189,748	0.00%	7.7% to 7.6%	*
Series V (Mid Cap Value Series) (SBLV)
2010	0.95% to 1.30%	189,899	12.77 to 12.57	2,406,943	0.00%	16.51% to 16.11%
2009	0.95% to 1.30%	185,377	10.95 to 10.81	2,018,141	0.00%	42.58% to 42.05%
2008	0.95% to 1.30%	173,469	7.68 to 7.61	1,327,038	0.00%	-29.15% to -29.41%
2007	0.95% to 1.30%	128,838	10.84 to 10.78	1,392,964	0.00%	0.93% to 0.56%
2006	0.95% to 1.25%	48,041	10.74 to 10.72	515,556	0.00%	7.4% to 7.2%	*
Series X (Small Cap Growth Series) (SBLX)
2010	0.95% to 1.15%	12,090	9.74 to 9.65	117,162	0.00%	28.68% to 28.41%
2009	0.95% to 1.15%	6,371	7.56 to 7.51	47,929	0.00%	33.81% to 33.63%
2008	0.95% to 1.15%	4,010	5.65 to 5.62	22,552	0.00%	-47.59% to -47.82%
2007	1.10% to 1.15%	145	10.78 to 10.77	1,561	0.00%	4.46% to 4.36%
2006	1.10% to 1.15%	81	10.32	836	0.00%	3.2%	*
Series Y (Select 25 Series) (SBLY)
2010	1.10% to 1.25%	2,191	9.52 to 9.45	20,806	0.00%	15.20% to 15.02%
2009	1.10% to 1.25%	3,045	8.25 to 8.2	25,093	0.00%	31.79% to 31.62%
2008	1.10% to 1.25%	2,318	6.26 to 6.23	14,497	0.00%	-37.77% to -37.89%
2007	1.10% to 1.25%	545	10.06 to 10.03	5,466	0.00%	-7.2% to -7.39%
2006	1.10% to 1.25%	1,127	10.84 to 10.83	12,212	0.00%	8.4% to 8.3%	*
Total Return Portfolio - Administrative Class (PMVTRA)
2010	0.95% to 1.30%	209,787	14.01 to 13.79	2,920,948	2.41%	6.92% to 6.54%
2009	0.95% to 1.30%	188,936	13.08 to 12.92	2,460,265	5.11%	12.95% to 12.64%
2008	0.95% to 1.30%	153,732	11.58 to 11.47	1,774,326	4.48%	3.86% to 3.43%
2007	0.95% to 1.30%	33,848	11.15 to 11.09	376,864	5.60%	7.73% to 7.15%
2006	0.95% to 1.10%	21,396	10.35	221,448	3.67%	3.5%	*
(Continued)

136

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2010	1.25%	1,028	$11.31	$11,629	1.57%	12.90%
2009	1.25%	1,111	10.02	11,122	2.6%	28.19%
2008	1.25%	1,634	7.81	12,762	2.03%	-39.46%
2007	1.25%	2,177	12.91	28,097	1.24%	-7.22%
2006	1.25%	2,742	13.91	38,143	1.39%	14.47%
Capital Growth Portfolio - Class II (ACEG2)
2010	1.50% to 2.60%	138,423	11.34 to 10.29	1,517,174	0.00%	17.77% to 16.46%
2009	1.50% to 2.60%	181,324	9.63 to 8.83	1,694,443	0.00%	63.16% to 61.34%
2008	1.50% to 2.50%	207,406	5.9 to 5.51	1,194,326	0.19%	-49.88% to -50.39%
2007	1.50% to 2.50%	215,311	11.77 to 11.11	2,481,515	0.00%	14.88% to 13.71%
2006	1.50% to 2.60%	254,837	10.25 to 9.72	2,564,525	0.00%	1.09% to -0.04%
Comstock Portfolio - Class II (ACC2)
2010	1.50% to 2.60%	647,015	12.32 to 11.18	7,741,763	0.14%	13.96% to 12.69%
2009	1.50% to 2.60%	821,709	10.81 to 9.92	8,659,295	4.31%	26.48% to 25.07%
2008	1.50% to 2.60%	1,011,292	8.55 to 7.93	8,446,011	2.42%	-36.77% to -37.47%
2007	1.50% to 2.60%	1,281,115	13.52 to 12.68	16,966,951	1.68%	-3.8% to -4.88%
2006	1.50% to 2.60%	1,437,197	14.05 to 13.33	19,854,900	1.25%	14.31% to 13.04%
Diversified Stock Fund Class A Shares (VYDS)
2010	0.95% to 1.70%	383,725	12.35 to 11.26	4,624,290	0.72%	11.28% to 10.44%
2009	0.95% to 2.05%	510,692	11.1 to 9.81	5,537,239	0.82%	25.85% to 24.28%
2008	0.95% to 2.05%	691,105	8.82 to 7.89	5,917,748	0.73%	-38.46% to -39.19%
2007	0.95% to 2.15%	975,201	14.33 to 12.87	13,517,054	0.67%	8.9% to 7.64%
2006	0.95% to 2.15%	1,255,579	13.16 to 11.96	15,902,096	0.32%	12.6% to 11.3%
Micro-Cap Portfolio - Investment Class (ROCMC)
2010	0.95% to 1.30%	83,270	12.84 to 12.63	1,061,105	2.04%	28.54% to 28.07%
2009	0.95% to 1.30%	78,868	9.97 to 9.85	781,980	0.00%	56.51% to 56.1%
2008	0.95% to 1.30%	68,775	6.37 to 6.31	436,495	3.32%	-43.83% to -44.06%
2007	0.95% to 1.30%	41,378	11.34 to 11.28	467,888	2.31%	3% to 2.64%
2006	0.95% to 1.20%	11,724	11.01 to 10.99	128,982	0.31%	10.1% to 9.9%	*
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95% to 1.95%	754,802	9.4 to 10.45	7,071,421	0.00%	40.44% to 38.86%
2008	0.95% to 2.20%	1,679,454	6.69 to 7.45	11,323,627	0.10%	-43.2% to -43.97%
2007	0.95% to 2.20%	1,844,368	11.78 to 13.3	22,155,421	0.10%	11.41% to 10.07%
2006	0.95% to 2.20%	1,416,705	10.58 to 12.09	15,312,049	0.38%	5.76% to 4.89%	*
Equity Income Portfolio - II (TREI2)
2009	0.95% to 2.05%	1,708,614	8.81 to 8.46	15,026,299	1.55%	24.06% to 22.68%
2008	0.95% to 2.65%	1,993,851	7.1 to 7.62	14,377,376	2.16%	-36.87% to -38.03%
2007	0.95% to 2.65%	1,986,743	11.25 to 12.29	22,946,653	1.71%	2.05% to 0.35%
2006	0.95% to 2.25%	1,364,550	11.02 to 12.34	15,774,454	1.36%	10.24% to 9.31%	*
Health Sciences Portfolio - II (TRHS2)
2010	0.95% to 1.95%	129,181	10.57 to 10.50	1,363,675	0.00%	5.69% to 4.98%	*
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%	1,107	11.37	12,587	3.22%	6.01%
2008	0.95% to 2.65%	1,526,688	10.75 to 10.18	16,328,229	3.76%	0.34% to -1.36%
2007	0.95% to 2.05%	597,947	10.71 to 10.51	6,383,646	4.21%	4.22% to 3.06%
2006	0.95% to 1.85%	278,165	10.28 to 10.22	2,857,789	3.45%	2.77% to 2.15%	*
Worldwide Insurance Trust -Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2010	0.95% to 2.05%	823,233	28.85 to 26.78	23,512,591	0.67%	25.66% to 24.27%
2009	0.95% to 2.05%	1,015,118	22.96 to 21.55	23,100,080	0.13%	111.37% to 109.03%
2008	0.95% to 2.15%	785,222	10.86 to 10.28	8,463,673	0.00%	-65.09% to -65.59%
2007	0.95% to 2.65%	1,458,468	31.11 to 29.32	45,060,130	0.44%	36.25% to 34.09%
2006	0.95% to 2.40%	1,627,022	22.83 to 22.02	36,935,001	0.61%	38.21% to 36.37%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2010	0.95% to 2.20%	581,474	26.67 to 31.59	19,607,103	0.62%	25.64% to 24.05%
2009	0.95% to 2.20%	712,637	21.23 to 25.47	18,859,632	0.17%	111.15% to 108.49%
2008	0.95% to 2.20%	857,455	10.05 to 12.21	10,692,912	0.00%	-65.12% to -65.56%
2007	0.95% to 2.20%	1,160,958	28.82 to 35.46	42,349,252	0.47%	36.3% to 34.57%
2006	0.95% to 2.30%	1,535,950	21.14 to 34.65	43,798,341	0.64%	38.17% to 36.47%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2010	0.95% to 2.25%	1,361,957	35.59 to 32.59	47,937,236	0.35%	28.03% to 26.35%
2009	0.95% to 2.25%	1,314,117	27.79 to 25.79	36,210,549	0.25%	56.12% to 54.07%
2008	0.95% to 2.65%	1,269,810	17.8 to 16.49	22,418,503	0.37%	-46.61% to -47.54%
2007	0.95% to 2.65%	1,841,149	33.35 to 31.43	60,950,614	0.11%	43.94% to 41.61%
2006	0.95% to 2.65%	1,987,076	23.17 to 22.19	45,765,443	0.08%	23.36% to 21.42%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2010	0.95% to 2.20%	412,231	34.78 to 40.90	16,848,636	0.37%	28.01% to 26.40%
2009	0.95% to 2.20%	473,719	27.17 to 32.36	14,993,036	0.27%	56.04% to 54.07%
2008	0.95% to 2.20%	540,162	17.41 to 21.01	11,028,030	0.32%	-46.64% to -47.31%
2007	0.95% to 2.20%	800,293	32.63 to 39.87	30,418,032	0.13%	43.97% to 42.14%
2006	0.95% to 2.30%	1,061,403	22.66 to 32.53	29,115,074	0.07%	23.31% to 21.81%
(Continued)

137

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	0.95% to 2.25%	10,423,052	$24.05 to $20.65	$245,715,762	1.10%	7.64% to 6.23%
2009	0.95% to 2.45%	12,278,354	22.34 to 19.55	268,795,979	0.37%	23.86% to 21.91%
2008	0.95% to 2.45%	12,909,693	18.04 to 16.04	228,047,915	0.40%	-26.5% to -27.59%
2007	0.95% to 2.50%	14,390,538	24.54 to 21.65	344,690,429	0.64%	42.74% to 40.61%
2006	0.95% to 2.50%	14,439,370	17.19 to 15.39	243,077,277	0.37%	19.01% to 17.28%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2010	0.95% to 2.25%	4,034,607	14.47 to 12.47	57,336,407	1.99%	16.00% to 14.48%
2009	0.95% to 2.25%	4,701,582	12.47 to 11.09	57,583,672	2.05%	12.15% to 10.61%
2008	0.95% to 2.25%	5,696,020	11.12 to 10.03	62,182,738	0.09%	-21.75% to -22.79%
2007	0.95% to 2.40%	7,103,270	14.21 to 12.85	98,563,321	1.35%	12.58% to 10.98%
2006	0.95% to 2.40%	7,857,473	12.62 to 11.58	97,168,074	1.35%	10.16% to 8.59%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2010	0.95% to 2.25%	7,474,683	15.04 to 12.77	110,313,533	3.89%	5.03% to 3.65%
2009	0.95% to 2.45%	7,877,501	14.32 to 12.51	110,602,955	3.8%	6.15% to 4.56%
2008	0.95% to 2.45%	8,981,987	13.49 to 11.97	118,793,718	0.09%	-0.64% to -2.13%
2007	0.95% to 2.45%	9,744,380	13.57 to 12.23	129,124,805	4.27%	4.66% to 3.09%
2006	0.95% to 2.45%	7,144,826	12.97 to 11.86	90,803,031	4.28%	3.26% to 1.71%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2010	0.95% to 2.25%	11,988,244	11.32 to 9.95	133,346,578	1.01%	19.75% to 18.18%
2009	0.95% to 2.45%	14,723,373	9.45 to 8.24	136,658,228	1.03%	22.84% to 20.83%
2008	0.95% to 2.45%	18,240,906	7.7 to 6.82	137,697,882	0.16%	-35.39% to -36.41%
2007	0.95% to 2.50%	22,343,431	11.91 to 10.73	259,445,543	0.60%	12.94% to 11.23%
2006	0.95% to 2.50%	25,267,360	10.55 to 9.65	260,652,329	0.86%	15.88% to 14.14%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2010	0.95% to 2.05%	1,654,847	13.85 to 12.86	22,638,229	1.15%	15.27% to 14.06%
2009	0.95% to 2.10%	1,974,176	12.01 to 11.16	23,409,402	1%	16.76% to 15.24%
2008	0.95% to 2.25%	2,406,092	10.29 to 9.61	24,430,897	0.07%	-36.52% to -37.4%
2007	0.95% to 2.30%	2,699,802	16.21 to 15.31	43,121,810	0.96%	15.6% to 14.09%
2006	0.95% to 2.25%	2,287,217	14.02 to 13.44	31,707,103	1.55%	14.82% to 13.39%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2010	0.95% to 2.25%	1,023,074	12.44 to 11.70	12,619,383	0.28%	20.80% to 19.21%
2009	0.95% to 2.25%	1,063,778	10.3 to 9.81	10,865,760	0.00%	39.15% to 37.32%
2008	0.95% to 2.25%	1,046,875	7.4 to 7.14	7,688,769	0.10%	-46.66% to -47.36%
2007	0.95% to 2.25%	794,716	13.88 to 13.57	10,956,096	0.50%	49.85% to 47.88%
2006	0.95% to 2.25%	225,125	9.26 to 9.18	2,079,139	1.04%	-7.4% to -8.21%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2010	0.95% to 2.25%	2,580,151	16.53 to 15.35	42,109,755	0.00%	15.95% to 14.43%
2009	0.95% to 2.40%	3,338,506	14.25 to 13.3	46,986,034	0.00%	71.99% to 68.97%
2008	0.95% to 2.40%	3,038,959	8.29 to 7.87	24,913,336	1.23%	-61.83% to -62.43%
2007	0.95% to 2.50%	3,287,167	21.71 to 20.89	70,684,121	0.03%	42.13% to 40.04%
2006	0.95% to 2.50%	2,887,238	15.27 to 14.92	43,840,312	0.43%	24.3% to 22.51%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2010	0.95% to 2.25%	13,537,586	10.57 to 9.50	140,392,124	0.65%	11.51% to 10.05%
2009	0.95% to 2.40%	16,771,104	9.48 to 8.3	155,856,008	0.39%	25.87% to 23.89%
2008	0.95% to 2.40%	20,570,540	7.53 to 6.7	151,814,844	0.00%	-36.88% to -37.83%
2007	0.95% to 2.50%	25,148,472	11.93 to 10.98	292,538,227	0.00%	24.61% to 22.72%
2006	0.95% to 2.50%	28,866,345	9.57 to 8.95	270,352,480	0.00%	4.04% to 2.46%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2010	0.95% to 2.25%	4,324,579	19.90 to 17.29	84,584,599	7.82%	13.77% to 12.28%
2009	0.95% to 2.45%	4,948,846	17.49 to 15.29	84,994,354	8.96%	45.03% to 42.85%
2008	0.95% to 2.45%	4,801,530	12.06 to 10.7	56,854,592	0.61%	-22.56% to -23.76%
2007	0.95% to 2.50%	5,514,524	15.57 to 13.89	84,027,517	7.66%	2.87% to 1.29%
2006	0.95% to 2.50%	5,604,764	15.14 to 13.71	83,269,476	7.08%	9.22% to 7.55%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2010	0.95% to 2.25%	3,816,483	12.04 to 10.43	45,080,282	0.99%	13.70% to 12.21%
2009	0.95% to 2.45%	4,678,629	10.59 to 9.23	48,546,792	1.53%	25.69% to 23.58%
2008	0.95% to 2.45%	5,243,842	8.43 to 7.47	43,268,182	0.23%	-42.7% to -43.62%
2007	0.95% to 2.45%	6,280,053	14.7 to 13.24	89,962,290	0.58%	20.14% to 18.41%
2006	0.95% to 2.45%	6,317,661	12.24 to 11.19	75,594,854	0.61%	19.84% to 18.14%
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2010	0.95% to 2.05%	1,234,813	16.11 to 14.96	19,738,384	1.41%	13.01% to 11.76%
2009	0.95% to 2.05%	1,454,572	14.26 to 13.39	20,676,076	3.48%	35.66% to 34.16%
2008	0.95% to 2.25%	1,645,885	10.51 to 10.84	17,441,697	0.42%	-42.81% to -43.63%
2007	0.95% to 2.25%	2,118,596	18.38 to 19.23	40,016,688	1.65%	8.83% to 7.48%
2006	0.95% to 2.25%	2,084,663	16.89 to 17.89	36,371,800	2.04%	28.39% to 26.81%
(Continued)

138

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2010	0.95% to 2.00%	360,541	$15.81 to $14.73	$5,628,834	0.00%	39.52% to 38.04%
2009	0.95% to 2.05%	361,907	11.33 to 10.34	4,039,189	0.00%	39.95% to 38.19%
2008	0.95% to 2.05%	350,971	8.1 to 7.48	2,792,115	0.00%	-48.53% to -49.19%
2007	0.95% to 2.20%	416,786	15.73 to 14.63	6,396,312	0.00%	5.47% to 4.18%
2006	0.95% to 2.20%	457,441	14.92 to 14.04	6,684,118	0.00%	11.2% to 9.89%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2010	0.95% to 2.25%	1,112,006	16.29 to 15.13	17,915,900	0.04%	30.31% to 28.60%
2009	0.95% to 2.40%	1,188,377	12.5 to 11.68	14,695,895	0.00%	45.27% to 43.04%
2008	0.95% to 2.25%	1,106,727	8.61 to 8.21	9,436,571	0.03%	-36.83% to -37.72%
2007	0.95% to 2.50%	1,245,741	13.63 to 13.1	16,820,762	0.02%	11.54% to 9.84%
2006	0.95% to 2.50%	954,630	12.22 to 11.93	11,595,360	0.50%	7.53% to 5.91%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2010	0.95% to 2.25%	2,650,355	11.18 to 9.76	29,097,700	0.08%	-0.88% to -2.18%
2009	0.95% to 2.40%	3,428,531	11.28 to 9.9	37,949,287	1.07%	0.06% to -1.4%
2008	0.95% to 2.40%	6,113,637	11.28 to 10.04	67,435,079	2.09%	1.21% to -0.25%
2007	0.95% to 2.40%	3,735,294	11.14 to 10.07	40,487,120	4.60%	3.62% to 2.11%
2006	0.95% to 2.40%	2,969,855	10.75 to 9.86	31,181,969	4.38%	3.33% to 1.84%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	0.95% to 1.95%	543,845	10.4 to 10.02	5,600,904	5.5%	7.34% to 6.24%
2008	0.95% to 2.25%	672,056	9.69 to 9.29	6,465,650	0.88%	-11.79% to -12.96%
2007	0.95% to 2.50%	855,365	10.99 to 10.58	9,362,133	3.41%	2.42% to 0.83%
2006	0.95% to 2.50%	808,187	10.73 to 10.49	8,673,304	5.22%	3.78% to 2.17%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2010	0.95% to 2.25%	733,906	14.39 to 13.22	10,455,436	1.89%	27.29% to 25.62%
2009	0.95% to 2.25%	869,687	11.31 to 10.53	9,776,465	3.16%	22.45% to 20.84%
2008	0.95% to 2.25%	1,068,301	9.24	9,871,352	0.54%	-36.65% to -37.57%
2007	0.95% to 2.50%	1,285,756	14.58 to 14.67	19,058,804	0.52%	-16.87% to -18.14%
2006	0.95% to 2.50%	1,572,126	17.53 to 17.92	28,157,201	0.86%	28.85% to 26.96%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2010	0.95% to 2.25%	5,651,827	15.10 to 14.38	83,787,588	0.00%	11.68% to 10.22%
2009	0.95% to 2.45%	6,937,432	13.52 to 11.8	91,919,030	0.00%	42.47% to 40.24%
2008	0.95% to 2.45%	8,066,843	9.49 to 8.41	74,948,034	0.00%	-34.52% to -35.55%
2007	0.95% to 2.50%	9,699,144	14.5 to 14.16	137,088,431	0.00%	23.18% to 21.33%
2006	0.95% to 2.50%	10,562,288	11.77 to 11.67	121,575,510	0.00%	6.85% to 5.25%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2010	0.95% to 2.25%	4,957,025	15.50 to 14.09	75,522,922	0.00%	27.63% to 25.95%
2009	0.95% to 2.45%	6,103,814	12.15 to 10.59	72,782,371	0.42%	33.44% to 31.3%
2008	0.95% to 2.45%	7,141,914	9.1 to 8.07	63,716,776	0.00%	-39.76% to -40.74%
2007	0.95% to 2.50%	8,843,950	15.11 to 14.09	130,361,616	0.00%	12.43% to 10.71%
2006	0.95% to 2.50%	10,059,603	13.44 to 12.73	132,310,577	0.00%	4.06% to 2.48%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2010	0.95% to 2.05%	644,275	14.97 to 13.90	9,566,202	0.08%	25.21% to 23.82%
2009	0.95% to 2.05%	719,794	11.95 to 11.22	8,594,076	0.00%	27.92% to 26.5%
2008	0.95% to 2.05%	824,726	9.35 to 9.65	7,753,067	0.19%	-26.83% to -27.72%
2007	0.95% to 2.15%	921,499	12.77 to 13.3	12,023,934	0.01%	-5.05% to -6.17%
2006	0.95% to 2.15%	981,472	13.45 to 14.17	13,544,922	0.14%	15.74% to 14.4%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2010	0.95% to 2.25%	4,443,444	14.42 to 12.69	62,774,142	0.92%	17.58% to 16.04%
2009	0.95% to 2.45%	5,275,682	12.27 to 10.76	63,321,636	2.09%	25.44% to 23.4%
2008	0.95% to 2.45%	6,491,989	9.78 to 8.72	62,086,887	0.22%	-34.44% to -35.51%
2007	0.95% to 2.45%	7,960,591	14.92 to 13.53	115,970,544	0.93%	0.92% to -0.55%
2006	0.95% to 2.45%	9,004,271	14.78 to 13.6	130,384,387	1.02%	15.77% to 14.07%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2010	1.60% to 1.75%	20,045	13.42 to 13.20	265,916	0.54%	21.78% to 21.59%
2009	1.60% to 1.75%	26,804	11.02 to 10.86	292,549	0.00%	45.37% to 45.15%
2008	0.95% to 2.65%	8,437,109	8.03 to 8.65	67,613,857	1.87%	-40.67% to -41.75%
2007	0.95% to 2.70%	10,766,464	13.53 to 14.79	148,802,499	0.62%	5.61% to 3.8%
2006	0.95% to 2.70%	13,514,581	12.81 to 14.25	180,134,788	0.00%	11.16% to 9.25%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2010	0.95% to 2.05%	688,377	16.47 to 16.17	11,315,575	0.00%	25.57% to 24.18%
2009	0.95% to 2.15%	358,511	13.12 to 9.46	4,689,092	0.00%	31.18% to 30.12%	*
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95% to 1.65%	351,739	9.29 to 10.11	3,287,420	1.67%	-41.6% to -42.01%
2007	0.95% to 1.65%	429,076	15.9 to 17.44	6,859,987	1.06%	15.48% to 14.66%
2006	0.95% to 1.65%	566,655	13.77 to 15.21	7,848,707	0.97%	17.53% to 16.7%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95% to 1.20%	137,487	6.89 to 8.24	963,234	1.66%	-47.26% to -47.39%
2007	0.95% to 1.25%	189,766	13.07 to 15.58	2,512,874	0.00%	-4.87% to -5.16%
2006	0.95% to 1.30%	225,532	13.74 to 16.36	3,141,525	0.00%	12.13% to 11.74%
(Continued)

139

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Investment Portfolios - Emerging Leaders Fund - Service Shares (obsolete) (DELS)
2006	1.50% to 2.60%	101,828	$13.75 to $13.05	$1,376,470	0.00%	6.39% to 5.21%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95% to 2.35%	6,114,999	$9.64 to 7.7	57,262,331	2.68%	-26.26% to -27.34%
2007	0.95% to 2.40%	8,194,862	13.07 to 10.55	103,890,742	2.20%	3.63% to 2.15%
2006	0.95% to 2.65%	10,363,591	12.61 to 10.12	126,752,943	2.25%	11.19% to 9.32%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95% to 2.65%	3,026,086	8.27 to 5.91	25,366,292	0.00%	-46.62% to -47.62%
2007	0.95% to 2.65%	4,466,109	15.46 to 11.28	70,146,887	0.00%	7.97% to 6.16%
2006	0.95% to 2.65%	5,554,033	14.36 to 10.63	80,969,198	0.00%	8.87% to 7.06%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95% to 2.30%	1,228,220	9.59 to 9	11,674,270	1.12%	-33.84% to -34.81%
2007	0.95% to 2.30%	2,001,101	14.5 to 13.81	28,780,769	0.96%	1.47% to 0.14%
2006	0.95% to 2.30%	3,023,212	14.29 to 13.79	42,901,825	0.64%	15.73% to 14.22%
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95% to 1.85%	424,452	10.99 to 7.79	4,643,921	2.80%	-36.79% to -37.37%
2007	0.95% to 1.85%	537,328	17.39 to 12.44	9,298,560	1.22%	0.81% to -0.11%
2006	0.95% to 2.30%	791,274	17.25 to 13.34	13,592,744	0.87%	18.22% to 16.67%
Variable Insurance Funds - Large Cap Growth VIF (obsolete) (BBLCG)
2006	0.95% to 2.00%	170,035	9.79 to 9.27	1,627,561	0.47%	3.1% to 2.03%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (obsolete) (WRLBP)
2006	0.95% to 2.45%	3,102,882	12.22 to 11.17	37,128,029	3.38%	2.98% to 1.43%

2010	Reserves for annuity contracts in payout phase:				$84,463,089
2010	Contract owners equity:				$7,542,257,800
2009	Reserves for annuity contracts in payout phase:				$81,634,158
2009	Contract owners equity:				$7,961,391,641
2008	Reserves for annuity contracts in payout phase:				$67,678,494
2008	Contract owners equity:				$7,651,606,707
2007	Reserves for annuity contracts in payout phase:				$100,490,623
2007	Contract owners equity:				$14,026,009,866
2006	Reserves for annuity contracts in payout phase:				$92,698,887
2006	Contract owners equity:				$15,205,517,008
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

140

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2011

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

 Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2010	2009	2008

Revenues:
Policy charges	$ 1,399	$ 1,245	$ 1,341
Premiums	484	470	394
Net investment income	1,825	1,879	1,865
Net realized investment gains (losses)	(236)	454	(348)
Other-than-temporary impairment losses (consisting of $394 and
$992 of total other-than-temporary impairment losses, net of $174 and $417 non-credit related recognized in other comprehensive income
for the years ended December 31, 2010 and 2009, respectively)	(220)	(575)	(1,131)
Other income	2	(4)	(4)
Total revenues	$ 3,254	3,469	2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 1,056	$ 1,100	$ 1,173
Benefits and claims	873	812	856
Policyholder dividends	78	87	93
Amortization of deferred policy acquisition costs	396	466	692
Amortization of value of business acquired and other intangible assets	18	63	31
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55	55	62
Other operating expenses	574	579	631
Total benefits and expenses	$ 3,050	3,162	3,538

Income (loss) from continuing operations before federal income
tax expense (benefit)	$ 204	$ 307	$ (1,421)
Federal income tax expense (benefit)	24	48	(534)
Net income (loss)	$ 180	$ 259	$ (887)
Less: Net loss attributable to noncontrolling interest	60	52	72
Net income (loss) attributable to Nationwide Life Insurance Company	$ 240	$ 311	$ (815)

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2010	2009

Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,613 and $25,103)	$ 26,434	$ 24,750
Equity securities (cost $39 and $49)	42	53
Mortgage loans, net	6,125	6,829
Short-term investments	1,062	1,003
Other investments	1,646	1,517
Total investments	$ 35,309	$ 34,152

Cash and cash equivalents	337	49
Accrued investment income	459	402
Deferred policy acquisition costs	3,973	3,983
Value of business acquired	259	277
Goodwill	200	200
Other assets	1,985	2,080
Separate account assets	64,875	57,846
Total assets	$ 107,397	$ 98,989

Liabilities and Shareholder's Equity
Liabilities:
Future policy benefits and claims	$ 32,676	$ 33,150
Short-term debt	300	150
Long-term debt	978	706
Other liabilities	2,429	1,820
Separate account liabilities	64,875	57,846
Total liabilities	$ 101,258	$ 93,672

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,741	3,510
Accumulated other comprehensive income (loss)	321	(266)
Total shareholder's equity	$ 5,784	$ 4,966
Noncontrolling interest	355	351
Total equity	$ 6,139	$ 5,317
Total liabilities and equity	$ 107,397	$ 98,989

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity
(in millions)

	Class A&B common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2007	$ 4	$ 1,359	$ 4,228	$ (87)	$ 5,504	$ 466	$ 5,970

Dividends to NFS	-	-	(461)	-	(461)	-	(461)
Capital contributed by NFS	-	339	-	-	339	-	339
Other, net	-	-	-	-	-	22	22
Comprehensive loss:
Net loss	-	-	(815)	-	(815)	(72)	(887)
Other comprehensive loss, net of taxes	-	-	-	(1,274)	(1,274)	-	(1,274)
Total comprehensive loss					(2,089)	(72)	(2,161)

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of change in accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Other, net	-	-	(3)	-	(3)	(13)	(16)
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income, net of taxes	-	-		1,345	1,345	-	1,345
Total comprehensive income (loss)					1,656	(52)	1,604

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of change in accounting principle, net of taxes	-	-	(9)	9	-	46	46
Other, net	-	-	-	-	-	18	18

Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income, net of taxes	-	-	-	578	578	-	578
Total comprehensive income (loss)					818	(60)	758

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2010	2009	2008

Cash flows from operating activities:
Net income (loss)	$ 180	$ 259	$ (887)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment losses (gains)	236	(454)	348
Other-than-temporary impairment losses	220	575	1,131
Interest credited to policyholder accounts	1,056	1,100	1,173
Capitalization of deferred policy acquisition costs	(634)	(513)	(588)
Amortization of deferred policy acquisition costs	396	466	692
Amortization and depreciation	(2)	51	48
Changes in:
Policy liabilities	(579)	(725)	(173)
Other, net	(187)	(147)	(798)
Net cash provided by operating activities	$ 686	$ 612	$ 946

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	$ 3,251	$ 3,889	$ 4,272
Proceeds from sale of securities available-for-sale	2,168	4,211	4,309
Proceeds from sales/repayments of mortgage loans	996	773	869
Cost of securities available-for-sale acquired	(5,910)	(9,206)	(7,255)
Cost of mortgage loans originated or acquired	(373)	(36)	(372)
Net (increase) decrease in short-term investments	(44)	1,910	(1,857)
Collateral received (paid), net	(23)	(869)	592
Other, net	(29)	208	15
Net cash provided by investing activities	$ 36	$ 880	$ 573

Cash flows from financing activities:
Net increase (decrease) in short-term debt	$ 150	$ (100)	$ (35)
Net proceeds from issuance of long-term debt	272	-	-
Capital contributed by NFS	-	20	-
Cash dividends paid to NFS	-	-	(281)
Investment and universal life insurance product deposits and other additions	4,540	3,877	3,862
Investment and universal life insurance product withdrawals and other deductions	(5,405)	(5,301)	(5,306)
Other, net	9	19	282
Net cash used in financing activities	$ (434)	$ (1,485)	$ (1,478)

Net increase in cash and cash equivalents	$ 288	$ 7	$ 41
Cash and cash equivalents, beginning of period	49	42	1
Cash and cash equivalents, end of period	$ 337	$ 49	$ 42

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2010 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers.  The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

In 2010, the Company elected to rely on the exemption pursuant to Rule 12h-7 of the Securities Exchange Act of 1934 (Exchange Act) from its duty under Section 15(d) of the Exchange Act to file reports required by Section 13(a) of the Exchange Act for products that are registered as securities but also are regulated as insurance under state law.  Consequently, absent a further change in circumstances, the Company no longer files periodic reports with the United States Securities and Exchange Commission (SEC).

As of December 31, 2010 and 2009, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired; valuation allowances for mortgage loans; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest.  All significant intercompany balances and transactions were eliminated in consolidation.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Investments

The Company classifies fixed maturity and equity securities as either available-for-sale or trading. Purchases and sales of securities are recorded on the trade date. Receivables are recorded for sales of securities and liabilities for purchases not yet settled at the balance sheet date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities.  Available-for-sale securities are reported at fair value, with unrealized holdings gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligations, noncontrolling interests and deferred federal income taxes.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement.

The Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities are valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to give priority to pricing obtained from our primary independent pricing service. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related fair value hierarchy categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For certain fixed maturity securities not priced by independent pricing services (e.g., private placement securities without quoted market prices), a corporate pricing matrix or internally developed pricing model is generally used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

In 2009, certain residential mortgage-backed securities backed by sub-prime and Alt-A collateral experienced low levels of market activity, leading the Company to utilize internal pricing models to assist in determining the estimated fair values of these securities.

As such, the Company used a weighting of internal pricing models and independent pricing services to better estimate the investments’ fair value. Management determined the use of multiple valuation techniques, considering both an income approach that maximized the use of relevant observable inputs and minimized the use of unobservable inputs and a market approach based on that observed quotes provided by independent pricing services produced a result more representative of the securities’ fair value.

The income approach incorporated cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows were then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium was reflective of an orderly transaction between market participants at the measurement date under the then current market conditions and included items such as liquidity and structure risk. The income approach also included a weighting of external third-party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology was designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices when developing the internal values, the Company further calibrated those values to market indications through pricing determined from two independent pricing services (the market approach). The Company calibrated the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In 2010, the markets for these securities began to experience more normal levels of activity and the prices obtained from independent pricing services were more representative of orderly transactions between market participants. As such, these securities were priced solely with the assistance of independent pricing services as of December 31, 2010.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income.  These securities are not restored to accrual status until all delinquent interest and principal are paid and the Company determines that payment of future principal and interest is probable.

For investments in beneficial interests of securitized assets, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the United States.  Mortgage loans held for investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio.  Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method.  Loans in default or in the process of foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans is included in net investment income in the period received.

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased.  The Company carries short-term investments at estimated fair value.

Securities lending.  The Company has entered into securities lending agreements with an agent bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the agent bank in investment-grade securities, which are included in the total investments of the Company. Non-cash collateral is recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale investments or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of collateral received. Net income received from securities lending activities is included in net investment income.

Other-than-temporary impairments evaluations.  The Company periodically reviews its available-for-sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not that the Company will be required to sell the security before the recovery of its amortized cost basis. The Company also evaluates U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, or the reference amount if the security is accounted for under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 325, Investments - Other, an other-than-temporary impairment is recognized through earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in other comprehensive income, net of applicable taxes and other offsets.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses resulted in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

The Company considers both the non-credit portion of other-than-temporary impairment losses recognized in accumulated other comprehensive income and any subsequent changes in the fair value of those debt securities as accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements.  Certain features embedded in the Company’s investments, equity-indexed annuity contracts and variable annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives.  All derivative instruments are carried at fair value and are reflected as an asset or liability.  See Note 6 for a discussion on the Company’s use of derivative instruments.

The Company’s derivative transaction counterparties are generally financial institutions and corporations. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash and marketable securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Revenues and Benefits

Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs of acquiring investment and universal life insurance products, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.  For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2010, 2009 and 2008.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

See Note 8 for a discussion of VOBA amortization and related balances for 2010, 2009 and 2008.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions.  The Company performed its annual impairment test during the third quarter.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the consolidated statements of operations except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company adjusts future policy benefits and claims related to investments to reflect the impact of unrealized gains and losses on fixed maturity available-for-sale securities. The adjustment to future policy benefits and claims represents the change in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which vary from the then current effective portfolio rate.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited.  The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%

Liabilities for Variable Contract Guarantees

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. See Note 11 for accounting policy discussion.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% of the Company’s life insurance in force in 2010 (9% in 2009 and 12% in 2008), 44% of the number of life insurance policies in force in 2010 (49% in 2009 and 50% in 2008).  The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Federal Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which requires deferred tax assets and liabilities to be recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

The Company has established tax reserves in accordance with the requirements of FASB ASC 740, Income Taxes. These reserves reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC filed separate consolidated federal income tax returns, with their subsidiaries, and are eligible to join the Mutual consolidated tax return group in 2014.

Reinsurance ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above on the income statement for the years ended December 31:

(in millions)	2009	2008

Total revenues	$ 375	$ 411
Total benefits and expenses	$ 357	$ 395
Federal income tax (benefit) expense	$ (5)	$ 1
Net income	$ 23	$ 15

The following tables summarize the impact of the items described above on the balance sheet for the years ended December 31:

(in millions)	2009

Total assets	$ 5,926
Total liabilities	$ 4,895
Total shareholder's equity	$ 1,031

The impact of the merger on shareholder’s equity was $1.0 billion and $1.3 billion as of December 31, 2008 and 2007, respectively.

Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(3)	Recently Issued Accounting Standards

In January 2011, the FASB issued Accounting Standards Update (ASU) 2011-01, which temporarily defers the effective date for disclosures related to troubled debt restructurings contained within ASU 2010-20.  This deferral enables public companies to delay the effective date of these disclosures indefinitely until the FASB adopts clarification to the guidance for determining what constitutes a troubled debt restructuring.  The effective date for all other disclosures required under ASU 2010-20 are not subject to this deferral.  This guidance is effective for the Company immediately.  This guidance was adopted by the Company in January 2011 with no impact to the Company's financial statements.

In December 2010, the FASB adopted ASU 2010-29, which amends FASB ASC 805, Business Combinations for public entities that present comparative financial statements.  This guidance specifies that an entity should disclose revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The revised guidance also expands the pro forma revenue and earnings disclosures to include a description of the nature and amount of any material, nonrecurring pro forma adjustments attributable to the business combinations.  This ASU is effective for business combinations that have an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The Company adopted this guidance prospectively beginning January 1, 2011.  On the date of adoption, there was no impact to the Company’s financial statements.

In December 2010, the FASB adopted ASU 2010-28, which amends FASB ASC 350, Intangibles – Goodwill and Other related to Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts.  As a result of this ASU, an entity will be required to perform Step 2 on reporting units that have zero or negative carrying amounts if adverse qualitative factors exist that would indicate that the reporting unit is more likely than not impaired.  This will eliminate the ability for entities to pass Step 1 of the impairment test just because the fair value of the reporting unit is generally greater than zero.  This guidance is effective for fiscal and interim reporting periods beginning after December 15, 2010.  The Company adopted this guidance effective January 1, 2011 with no impact to the Company’s financial statements.  The Company will apply this guidance prospectively as is required.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This guidance amends Topic 944 by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this ASU incremental direct costs of contract acquisition can be capitalized. Additionally, certain costs related directly to underwriting, policy issuance and processing, medical and inspection, and sales force contract selling activities can be capitalized. The costs are limited to the portion of an employee’s total compensation, excluding any compensation that is capitalized as incremental direct costs of contract acquisition, and payroll-related fringe benefits related directly to time spent performing these activities for actual acquired contracts and other costs related directly to these activities that would not have been incurred if the contract had not been acquired. The guidance also specifies that only certain direct-response advertising costs are able to be included in DAC. This guidance is effective for fiscal and interim periods beginning after December 15, 2011, with early adoption permitted, but only at the beginning of an entity’s annual reporting period. The amendments are required to be applied prospectively upon adoption. Retrospective application to all prior periods presented upon the date of adoption also is permitted, but not required. The Company will adopt this guidance effective January 1, 2012. The Company is currently evaluating the impact of adoption and whether prospective application or retrospective application is desired. The adoption of this guidance could have a significant impact on the Company’s financial statements.

In July 2010, the FASB issued ASU 2010-20, which amends FASB ASC 310, Receivables.  This guidance amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses.  As a result of this guidance, an entity is required to disaggregate certain existing disclosures by portfolio segment or class.  The guidance also provides certain new disclosures about its financing receivables and related allowance for credit losses.  For disclosures as of the end of a reporting period, the guidance is effective for the Company for interim and annual reporting periods ending on or after December 15, 2010.  For disclosures about activity during a reporting period, the guidance is effective for the Company for interim and annual reporting periods beginning on or after December 15, 2010.  The Company adopted the guidance following this incremental approach as of December 31, 2010, with no impact to the consolidated financial statements of the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2010, the FASB issued ASU 2010-18, which amends FASB ASC 310, Receivables.  This guidance clarifies that modifications of loans that are accounted for within a pool under FASB ASC Subtopic 310-30, Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring.  An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change.  The guidance does not affect the accounting for loans under the scope of FASB ASC Subtopic 310-30 that are not accounted for within pools.  This guidance is effective for modifications occurring in the interim or annual period ending on or after July 15, 2010, with early adoption permitted.  The guidance was adopted on September 30, 2010 and will be applied to prospective transactions as is required. The adoption of this guidance had no impact on the consolidated financial statements of the Company.

In April 2010, the FASB issued ASU 2010-15 which clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interest and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party holder and the variable interest entity guidance requires the consideration of related parties.  The update also clarifies that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary.  Additionally, the amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account.  When consolidation is required, the update provides guidance on how an insurer should consolidate an investment fund.  The amendments should be applied retrospectively in fiscal years beginning after December 15, 2010, and interim periods within those years with earlier application permitted.  The Company early adopted this guidance effective April 1, 2010 resulting in an immaterial impact of adoption.

In March 2010, the FASB issued ASU 2010-11 which clarifies the scope exception for embedded credit derivatives.  This scope exception allows for embedded credit-derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting under Subtopic 815-15, Embedded Derivatives.  The ASU clarifies how to apply this scope exception including how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under Subtopic 815-15.  To ease transition, the guidance allows companies to irrevocably elect to apply the fair-value option to any investment in a beneficial interest in securitized financial assets.  The amendments are effective for each reporting entity at the beginning of its first fiscal quarter beginning after June 15, 2010 with early adoption permitted at the beginning of the first fiscal quarter beginning after issuance of the ASU.  The Company adopted this guidance effective July 1, 2010 and elected fair value treatment for synthetic collateralized debt obligations. The adoption of this guidance resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to accumulated other comprehensive income (AOCI).  See Note 6 for further discussion on synthetic collateralized debt obligations.

In February 2010, the FASB issued ASU 2010-08 which contained technical corrections to various codification topics.  While none of the provisions in the ASU fundamentally change GAAP, certain clarifications made to the guidance on embedded derivatives and hedging (Subtopic 815-15) may cause a change in the application of that Subtopic and, thus, special transition provisions were provided for accounting changes related to that Subtopic.  The amendments of this ASU are effective for the first reporting period, including interim periods, beginning after issuance, except for certain amendments related to embedded derivatives and certain changes that affect the calculation of tax benefits attributable to reorganizations.  The amendments related to the reorganization guidance in Paragraph 852-740-45-2 should be applied to reorganizations for which the date of the reorganization is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  The Company adopted these provisions as of January 1, 2009 with no impact of adoption.  The amendments to the embedded derivative guidance are effective for fiscal years beginning after December 15, 2009.  The Company adopted the embedded derivative provisions as of January 1, 2010 with an immaterial impact of adoption.  The Company adopted all other ASU 2010-08 provisions as of April 1, 2010 with no impact of adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In February 2010, the FASB issued ASU 2010-10, which defers the application of guidance under FASB ASC 810 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund.  An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the guidance amendments.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  As a result of the application of this ASU, the Company deferred application for the applicable entities within the scope of the standard.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures.  This guidance requires new disclosures and provides amendments to clarify existing disclosures.  The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements.  The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements.  The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets.  This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.  See Note 4 for required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing.  This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting.  Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value.  Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance.  This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale.  This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required. There was no impact on the consolidated financial statements of the Company in the adoption of the guidance.

In June 2009, the FASB issued guidance under FASB ASC 810, Consolidation.  This guidance changes the consolidation guidance applicable to a variable interest entity (VIE).  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.  The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impact the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.  FASB ASC 810 also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE.  Prior guidance required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred.  FASB ASC 810 also requires enhanced disclosures about an enterprise’s variable interest with a VIE.  See Note 21 for required disclosures.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010 resulting in an increase to noncontrolling interest of $46 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

(4)	Fair Value Measurements

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company periodically reviews its fair value hierarchy classifications for financial assets and liabilities. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications into/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the sources used in determining the fair values of fixed maturity securities as of the dates indicated:

	December 31,	December 31,
	2010	2009
Independent pricing services	81%	68%
Pricing matrices	10%	11%
Broker quotes	5%	6%
Internal pricing models	2%	13%
Other sources	2%	2%
Total	100%	100%

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $50.0 billion and $44.0 billion as of December 31, 2010 and 2009, respectively.  These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily.  These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient.  This fund has no unfunded commitments or other restrictions.  The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period.  The Company’s portion of the net asset value of this fund reported in separate account assets was $1.3 billion and $976 million as of December 31, 2010 and 2009, respectively, and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Total securities available-for-sale	$ 1,247	$ 23,734	$ 1,495	$ 26,476
Trading securities	-	-	45	45
Short-term investments	25	1,037	-	1,062
Total investments	$ 1,272	$ 24,771	$ 1,540	$ 27,583

Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets1,3	12,325	50,745	1,805	64,875
Total assets	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims2	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Total liabilities	$ (18)	$ (524)	$ (230)	$ (772)

__________
1	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
2
Related to embedded derivatives associated with living benefit contracts.  The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

3	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2010:

		Net investment						Change in
		gains (losses)						unrealized
		In earnings		Purchases,				gains (losses)
	Balance as of	(realized		issuances,	Transfers	Transfers	Balance as of	in earnings
	December 31,	and	In OCI	sales and	into	out of	December 31,	due to assets
(in millions)	2009	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2010	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	215	1	4	(15)	1	(92)	114	-
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161	-
Residential mortgage-backed
securities	2,034	(1)	4	(12)	2	(2,018)	9	-
Commercial mortgage-backed
securities	405	-	1	-	-	(404)	2	-
Collateralized debt obligations	240	(27)	29	(67)	16	-	191	-
Other asset-backed securities	167	(9)	8	(11)	-	(139)	16	-
Total fixed maturity securities	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495	$ -
Equity securities	8	-	-	(7)	-	(1)	-	-
Total securities available for sale	$ 4,258	$ (33)	$ 77	$ (380)	$ 330	$ (2,757)	$ 1,495	$ -
Trading securities	-	(4)	-	49	-	-	45	(4)
Mortgage loans held for sale	48	14	-	(62)	-	-	-	2
Total investments	$ 4,306	$ (23)	$ 77	$ (393)	$ 330	$ (2,757)	$ 1,540	$ (2)

Derivative assets	331	(91)	-	(29)	-	-	211	(69)
Separate account assets4,6	1,628	188	-	(4)	1	(8)	1,805	-
Total assets	$ 6,265	$ 74	$ 77	$ (426)	$ 331	$ (2,765)	$ 3,556	$ (71)

Liabilities
Future policy benefits and claims5	$ (311)	$ 93	$ -	$ (8)	$ -	$ -	$ (226)	$ 93
Derivative liabilities	(2)	(2)	-	-	-	-	(4)	(2)
Total liabilities	$ (313)	$ 91	$ -	$ (8)	$ -	$ -	$ (230)	$ 91

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC designations.  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2010

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data. There were no significant transfers into or out of Level 1 during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize transfers of financial instruments into and out of Level 1 and Level 2 for the year ended December 31, 2010:

(in millions)	Transfers into Level 1	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ -	$ (6)	$ 6	$ -
Debt securities issued by foreign governments	120	-	-	(120)
Corporate public securities	-	(22)	114	(1)
Corporate private securities	-	-	103	(311)
Residential mortgage-backed securities	-	(41)	2,059	(2)
Commercial mortgage-backed securities	-	-	404	-
Collateralized debt obligations	-	-	-	(16)
Other asset-backed securities	-	-	139	-
Total fixed maturity securities	$ 120	$ (69)	$ 2,825	$ (450)
Equity securities	-	-	1	-
Total securities available-for-sale	$ 120	$ (69)	$ 2,826	$ (450)
Total investments	$ 120	$ (69)	$ 2,826	$ (450)

Separate account assets	-	(1)	8	-
Total assets	$ 120	$ (70)	$ 2,834	$ (450)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 748	$ 4	$ 2	$ 754
Obligations of states and political subdivisions	-	549	-	549
Debt securities issued by foreign governments	-	75	-	75
Corporate public securities	2	11,134	215	11,351
Corporate private securities	-	3,423	1,187	4,610
Residential mortgage-backed securities	229	3,246	2,034	5,509
Commercial mortgage-backed securities	-	679	405	1,084
Collateralized debt obligations	-	132	240	372
Other asset-backed securities	-	279	167	446
Total fixed maturity securities	$ 979	$ 19,521	$ 4,250	$ 24,750
Equity securities	13	32	8	53
Total securities available-for-sale	$ 992	$ 19,553	$ 4,258	$ 24,803
Mortgage loans held for sale1	-	-	48	48
Short-term investments	56	947	-	1,003
Total investments	$ 1,048	$ 20,500	$ 4,306	$ 25,854

Cash and cash equivalents	49	-	-	49
Derivative assets	-	498	331	829
Separate account assets2,4	11,607	44,611	1,628	57,846
Total assets	$ 12,704	$ 65,609	$ 6,265	$ 84,578

Liabilities
Future policy benefits and claims3	$ -	$ -	$ (311)	$ (311)
Derivative liabilities	(10)	(404)	(2)	(416)
Total liabilities	$ (10)	$ (404)	$ (313)	$ (727)

__________
1	Elected to be carried at fair value.
2	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
3
Related to embedded derivatives associated with living benefit contracts.  The Company’s GMABs, GLWBs and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed EIAs that provide for interest earnings that are linked to the performance of specified equity market indices.

4	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

	December 31,	and	In OCI	sales and	in to	out of	December 31,	due to assets
(in millions)	2008	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2009	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	253	(31)	40	(121)	92	(18)	215	-
Corporate private securities	1,074	(49)	220	(280)	395	(173)	1,187	-
Residential mortgage-backed
securities	3,036	(111)	389	(431)	1	(850)	2,034	-
Commercial mortgage-backed
securities	263	(20)	139	(7)	94	(64)	405	-
Collateralized debt obligations	251	(53)	77	(18)	-	(17)	240	-
Other asset-backed securities	112	(17)	43	(12)	49	(8)	167	-
Total fixed maturity securities	$ 4,991	$ (281)	$ 908	$ (869)	$ 631	$ (1,130)	$ 4,250	$ -
Equity securities	18	1	-	5	-	(16)	8	-
Total securities available for sale	$ 5,009	$ (280)	$ 908	$ (864)	$ 631	$ (1,146)	$ 4,258	$ -
Mortgage loans held for sale	125	(8)	-	(69)	-	-	48	(3)
Total investments	$ 5,134	$ (288)	$ 908	$ (933)	$ 631	$ (1,146)	$ 4,306	$ (3)

Derivative assets	598	(312)	(12)	57	-	-	331	(310)
Separate account assets4,6	2,142	(647)	-	400	15	(282)	1,628	218
Total assets	$ 7,874	$ (1,247)	$ 896	$ (476)	$ 646	$ (1,428)	$ 6,265	$ (95)

Liabilities
Future policy benefits and claims5	$ (1,740)	$ 1,438	$ -	$ (9)	$ -	$ -	$ (311)	$ 1,438
Derivative liabilities	(4)	2	-	-	-	-	(2)	2
Total liabilities	$ (1,744)	$ 1,440	$ -	$ (9)	$ -	$ -	$ (313)	$ 1,440

__________

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 5 for a discussion of NAIC designations).  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2009

The Company periodically reviews its fair value hierarchy classifications.  Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.  During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity.  As of December 31, 2009, these securities were no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3.  In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral, for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments recorded during the year. In determining the estimated fair value for these impaired mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, when deemed more appropriate, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value estimate.  Refer to Note 5 for further discussion of the carrying value of mortgage loans.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans, net:  The fair values of mortgage loans held for investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts:  The fair values of the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the carrying values and estimated fair values of financial instruments as of December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
(in millions)	value	fair value	value	fair value

Assets
Investments:
Mortgage loans, net	$ 6,125	$ 5,863	$ 6,781	$ 5,946
Policy loans	$ 1,088	$ 1,088	$ 1,050	$ 1,050

Liabilities
Investment contracts	$ (17,962)	$ (18,973)	$ (18,724)	$ (18,316)
Short-term debt	$ (300)	$ (300)	$ (150)	$ (150)
Long-term debt	$ (978)	$ (1,039)	$ (706)	$ (723)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(5)	Investments

Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total securities available-for-sale	$ 25,652	$ 1,520	$ 696	$ 26,476

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 688	$ 73	$ 7	$ 754
Obligations of states and political subdivisions	568	4	23	549
Debt securities issued by foreign governments	70	5	-	75
Corporate public securities	10,929	597	175	11,351
Corporate private securities	4,500	193	83	4,610
Residential mortgage-backed securities	6,079	95	665	5,509
Commercial mortgage-backed securities	1,284	7	207	1,084
Collateralized debt obligations	531	12	171	372
Other asset-backed securities	454	20	28	446
Total fixed maturity securities	$ 25,103	$ 1,006	$ 1,359	$ 24,750
Equity securities	49	5	1	53
Total securities available-for-sale	$ 25,152	$ 1,011	$ 1,360	$ 24,803

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions.  The Company may realize investment losses to the extent its liquidity needs require the disposition of fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes, for securities available-for-sale, the gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
		Gross	Number		Gross	Number		Gross	Number
	Estimated	unrealized	of	Estimated	unrealized	of	Estimated	unrealized	of
(in millions, except number of securities)	fair value	losses	securities	fair value	losses	securities	fair value	losses	securities

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Debt securities issued by foreign
governments	20	-	1	-	-	-	20	-	1
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Corporate private securities	371	26	41	221	21	22	592	47	63
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Commercial mortgage-backed securities	40	1	7	182	31	35	222	32	42
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	27	1	2	62	3	17	89	4	19
Total fixed maturity securities	$ 2,844	$ 117	$ 280	$ 2,938	$ 579	$ 508	$ 5,782	$ 696	$ 788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	$ 283	$ 2,940	$ 579	$ 548	$ 5,787	$ 696	$ 831

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government corporations and agencies
corporations and agencies	$ 206	$ 7	10	$ -	$ -	-	$ 206	$ 7	10
Obligations of states and
political subdivisions	318	12	35	79	11	13	397	23	48
Debt securities issued by foreign
governments	1	-	2	-	-	-	1	-	2
Corporate public securities	1,198	32	160	1,117	143	201	2,315	175	361
Corporate private securities	279	19	47	973	64	73	1,252	83	120
Residential mortgage-backed securities	937	103	117	2,375	562	341	3,312	665	458
Commercial mortgage-backed securities	43	5	11	699	202	101	742	207	112
Collateralized debt obligations	30	29	13	277	142	45	307	171	58
Other asset-backed securities	5	-	12	248	28	33	253	28	45
Total fixed maturity securities	$ 3,017	$ 207	$ 407	$ 5,768	$ 1,152	$ 807	$ 8,785	$ 1,359	$ 1,214
Equity securities	17	-	13	3	1	75	20	1	88
Total	$ 3,034	$ 207	420	$ 5,771	$ 1,153	882	$ 8,805	$ 1,360	1,302

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value to amortized cost ratio of less than 80% and have been in an unrealized loss position for more than one year was 54% and 65% as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2010.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	cost	fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 961	$ 980
Due after one year through five years	6,784	7,195
Due after five years through ten years	6,087	6,588
Due after ten years	4,144	4,285
Subtotal	$ 17,976	$ 19,048
Residential mortgage-backed securities	5,811	5,639
Commercial mortgage-backed securities	1,167	1,186
Collateralized debt obligations	365	252
Other asset-backed securities	294	309
Total	$ 25,613	$ 26,434

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting.  These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach.  Beginning with year-end 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies.  Additionally, beginning with year-end 2010 statutory reporting, the NAIC similarly modified its ratings approach for commercial mortgage-backed securities.  Under the modified approach, the NAIC designations for these types of securities are based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values.  In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value.  Under this process, NAIC designations for these types of mortgage-backed securities could be higher or lower than the related NRSRO ratings.  NAIC designations range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s fixed maturity securities, 93% and 91% were in the two highest NAIC designations categories as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2010		December 31, 2009
NAIC Designations1, 2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	AAA/AA/A	$ 14,879	$ 15,595	$ 15,323	$ 15,196
2	BBB	8,495	8,893	7,140	7,275
3	BB	1,389	1,280	1,551	1,404
4	B	492	437	724	617
5	CCC and lower	260	191	253	188
6	In or near default	98	38	112	70
	Total	$ 25,613	$ 26,434	$ 25,103	$ 24,750

__________

1
NAIC designations are assigned at least annually.  Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features.  For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 37	$ 35	$ 72	$ 4	$ 20	$ 24	$ 41	$ 55	$ 96
79.9% - 50.0%	-	17	17	12	5	17	12	22	34
Below 50.0%	-	-	-	1	-	1	1	-	1
Total	$ 37	$ 52	$ 89	$ 17	$ 25	$ 42	$ 54	$ 77	$ 131

December 31, 2009
99.9% - 80.0%	$ 27	$ 104	$ 131	$ 13	$ 45	$ 58	$ 40	$ 149	$ 189
79.9% - 50.0%	9	46	55	2	12	14	11	58	69
Below 50.0%	-	-	-	-	-	-	-	-	-
Total	$ 36	$ 150	$ 186	$ 15	$ 57	$ 72	$ 51	$ 207	$ 258

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition.  An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security.  The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards.  Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position.  Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the Company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security.  The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and discounted at the security’s effective yield to arrive at the expected present value of cash flows.  If a recovery estimate is not feasible, then the market view of cash flows implied by the current fair value is the primary factor used to estimate recovery and the present value of cash flows.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $403 million and $609 million, and gross unrealized losses of $39 million and $101 million, as of December 31, 2010 and 2009, respectively.  Of these unrealized losses as of December 31, 2010, $36 million, or 92%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $99 million, or 98%, as of December 31, 2009.  The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection.  Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk.  A significant portion of the private placement fixed maturity securities that the Company holds are participations in large issuances that are also owned by other investors.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	December 31, 2010			December 31, 2009
			% of			% of
			estimated			estimated
	Amortized	Estimated	fair value	Amortized	Estimated	fair value
in millions	cost	fair value	total	cost	fair value	total
Government agency	$ 2,795	$ 2,929	52%	$ 2,547	$ 2,621	48%
Prime	973	944	17%	1,120	960	17%
Alt-A	1,545	1,333	23%	1,831	1,452	26%
Sub-prime	498	433	8%	577	474	9%
Other residential mortgage collateral	-	-	-	4	2	-
Total	$ 5,811	$ 5,639	100%	$ 6,079	$ 5,509	100%

The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs.  In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered sub-prime.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 13	$ 97	$ 110	$ -	$ 72	$ 72	$ 13	$ 169	$ 182
79.9% - 50.0%	-	51	51	-	97	97	-	148	148
Below 50.0%	-	11	11	-	14	14	-	25	25
Total	$ 13	$ 159	$ 172	$ -	$ 183	$ 183	$ 13	$ 342	$ 355

December 31, 2009
99.9% - 80.0%	$ 29	$ 134	$ 163	$ 11	$ 42	$ 53	$ 40	$ 176	$ 216
79.9% - 50.0%	17	198	215	20	140	160	37	338	375
Below 50.0%	10	34	44	16	14	30	26	48	74
Total	$ 56	$ 366	$ 422	$ 47	$ 196	$ 243	$ 103	$ 562	$ 665

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs.  Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines.  Home price appreciation statistics are provided by a third-party.   Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography.  Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default.  Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default.  For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics.  Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination.  Prepayment speeds, both actual and estimated, are also considered.  The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions.  These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors.  These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties.  Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages.  For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 1	$ 7	$ 8	$ -	$ 4	$ 4	$ 1	$ 11	$ 12
79.9% - 50.0%	-	5	5	-	10	10	-	15	15
Below 50.0%	-	-	-	-	5	5	-	5	5
Total	$ 1	$ 12	$ 13	$ -	$ 19	$ 19	$ 1	$ 31	$ 32

December 31, 2009
99.9% - 80.0%	$ 4	$ 54	$ 58	$ -	$ -	$ -	$ 4	$ 54	$ 58
79.9% - 50.0%	-	85	85	-	-	-	-	85	85
Below 50.0%	1	63	64	-	-	-	1	63	64
Total	$ 5	$ 202	$ 207	$ -	$ -	$ -	$ 5	$ 202	$ 207

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities.  In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows.  Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations.  For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ -	$ 9	$ 9	$ -	$ 3	$ 3	$ -	$ 12	$ 12
79.9% - 50.0%	-	8	8	-	8	8	-	16	16
Below 50.0%	-	-	-	-	98	98	-	98	98
Total	$ -	$ 17	$ 17	$ -	$ 109	$ 109	$ -	$ 126	$ 126

December 31, 2009
99.9% - 80.0%	$ 1	$ 4	$ 5	$ -	$ 15	$ 15	$ 1	$ 19	$ 20
79.9% - 50.0%	-	29	29	4	31	35	4	60	64
Below 50.0%	-	10	10	24	53	77	24	63	87
Total	$ 1	$ 43	$ 44	$ 28	$ 99	$ 127	$ 29	$ 142	$ 171

To generate the expected cash flows, NRSRO ratings of the underlying corporate securities were used to develop default probabilities.  Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool.  An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level.  If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds.  Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities.  All banks in the pools were screened using data provided by U.S. Bank Rating service.  The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability.  The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Unrealized Gains and Losses

The following table presents the components of net unrealized gains (losses) on securities available-for-sale, as of December 31:

(in millions)	2010 1	2009 2

Net unrealized gains (losses), before adjustments and taxes	$ 824	$ (350)
Change in fair value attributable to fixed maturity securities designated in fair value
hedging relationships	(20)	(35)
Net unrealized gains (losses), before adjustments and taxes	804	(385)
Adjustment to deferred policy acquisition costs	(217)	31
Adjustment to value of business acquired	1	-
Adjustment to future policy benefits and claims	27	20
Adjustment to policyholder dividend obligation	(90)	(17)
Deferred federal income tax (benefit) expense	(184)	123
Net unrealized gains (losses)	$ 341	$ (228)

__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2
Includes the $250 million, net of taxes, cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2010 1	2009	2	2008

Fixed maturity securities	$ 1,174	$ 2,382		$ (2,682)
Equity securities	(1)	12		(14)
Net increase (decrease)	$ 1,173	$ 2,394		$ (2,696)

__________
1	Includes the $14 million cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The non-credit portion of other-than-temporary impairments and any subsequent changes in the fair value of those debt securities are recognized in other comprehensive income. Cumulative non-credit gains and losses recognized on debt securities which have credit losses in earnings, before federal income tax benefit, for the years ended December 31:

(in millions)	2010	2009

Unrealized losses as of January 1,	$ (346)	$ -
Cumulative adoption of accounting principle as of January 1, 2009	-	(384)
Non-credit losses in the period	(174)	(417)
Net unrealized gains in the period	305	455
Total	$ (215)	$ (346)

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien, collateral dependent, non-mezzanine commercial mortgage loans.  These loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment, hotel and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The unpaid principal balance, amortized cost and valuation allowance for commercial mortgage loans by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Commercial mortgage loans subject to non-specific reserves:

Unpaid principal balance	$ 775	$ 1,360	$ 2,276	$ 1,220	$ 223	$ 88	$ 5,942

Amortized cost	$ 774	$ 1,365	$ 2,276	$ 1,222	$ 227	$ 88	$ 5,952

Non-specific reserve	$ (14)	$ (7)	$ (10)	$ (9)	$ (7)	$ -	$ (47)

Commercial mortgage loans subject to specific reserves:

Unpaid principal balance	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Specific reserves	$ (1)	$ (8)	$ (14)	$ (4)	$ (22)	$ -	$ (49)

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2010	2009

Valuation allowance, beginning of period	$ 77	$ 42
Additions	66	85
Deductions	(47)	(50)
Valuation allowance, end of period	$ 96	$ 77

In 2010, management developed an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s commercial mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property will be updated at least annually.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the amortized cost of commercial mortgage loans by internal credit quality rating and by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	-	1,049
Rated 3	523	1,065	1,643	935	128	16	4,310
Rated 4	66	173	105	202	209	72	827
Rated 5	16	6	5	-	3	-	30
Total commercial mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 364	$ 88	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings above display management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

As of December 31, 2010, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The estimated fair value of mortgage loans was $5.9 billion and $6.0 billion at December 31, 2010 and 2009 respectively.

Securities Lending

The estimated fair value of loaned securities was $269 million and $40 million as of December 31, 2010 and 2009, respectively.  The Company had received $276 million and $41 million of cash collateral on securities lending as of December 31, 2010 and 2009, respectively. The Company had not received any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million and $19 million were on deposit with various regulatory agencies as required by law as of December 31, 2010 and 2009, respectively.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Net Investment Income

The following table summarizes net investment income from continuing operations by source for the years ended December 31:

(in millions)	2010	2009	2008

Securities available-for-sale:
Fixed maturity securities	$ 1,474	$ 1,465	$ 1,477
Equity securities	2	2	5
Trading assets	1	-	-
Mortgage loans	396	445	497
Short-term investments	2	6	17
Other	9	17	(75)
Gross investment income	$ 1,884	$ 1,935	$ 1,921
Less investment expenses	59	56	56
Net investment income	$ 1,825	$ 1,879	$ 1,865

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:
(in millions)	2010	2009	2008

Net derivatives (losses) gains 1,2	$ (385)	$ 400	$ (330)
Realized gains on sales	176	192	40
Realized losses on sales	(43)	(113)	(41)
Valuation gains (losses) 3	17	(21)	(56)
Other	(1)	(4)	39
Net realized investment (losses) gains	$ (236)	$ 454	$ (348)

__________
1
Includes net losses of $155 million, net gains of $414 million, and net losses $501 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2010, 2009, and 2008, respectively.

2
Includes net losses of $88 million, net losses of $172 million and net gains of $109 million on derivatives associated with death benefit contracts for the years ended December 31, 2010, 2009 and 2008, respectively.

3
Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the non-specific loss reserves component of the valuation allowance on mortgage loans.

Proceeds from the sale of securities available-for-sale during 2010, 2009 and 2008 were $2.2 billion, $4.2 billion and $4.3 billion, respectively.  During 2010, 2009 and 2008, gross gains of $172 million, $189 million and $36 million, respectively, and gross losses of $17 million, $70 million and $25 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

		Included in OCI
(in millions)	Gross		Net
2010
Fixed maturity securities1	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Total other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities1	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Total other-than-temporary impairment losses	$ 992	$ (417)	$ 575

2008
Fixed maturity securities1			$ 1,052
Equity securities			60
Mortgage loans			15
Other			4
Total other-than-temporary impairment losses			$ 1,131

__________

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment.  For the year ended December 31, 2010, the Company recognized $6 million in other-than-temporary impairments related to these securities compared to $168 million and $90 million for the years ended December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the cumulative amounts related to the Company's credit loss portion of the other-than-temporary-impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis as of December 31:

(in millions)	2010	2009

Cumulative credit loss as of January 1, 1	$ 417	$ 507
New credit losses	31	168
Incremental credit losses2	116	72
Subtotal	$ 564	$ 747
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent3	(22)	(63)
Cumulative credit loss as of December 31,1	$ 340	$ 417

__________

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	Includes losses on securities for which the Company can no longer assert that it does not intend to sell the securities.
3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period.  Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(6)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments and include interest rate, foreign exchange, equity market and credit risk. To manage these risks and exposures, the Company uses interest rate contracts, primarily interest rate swaps; currency derivatives, primarily cross-currency swaps and futures; equity derivatives, primarily options and futures; credit default swaps and total return swaps.  The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship.  The Company recognizes all of its derivative instruments as either assets or liabilities at fair value.

Interest Rate Risk Management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

In connection with the MTN program, the Company issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust.  The proceeds from these funding agreements are generally used to purchase fixed rate investments, generally available-for-sale public or private corporate bonds or commercial mortgage loans. In a rising interest rate environment, the Company is exposed to narrowing margins.  To mitigate this risk, the Company enters into interest rate swap contracts to hedge the volatility associated with changes in interest rates.

The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Foreign Currency Risk Management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments, generally fixed maturity securities.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged asset.

In addition, foreign exchange risks associated with foreign currency-denominated MTNs are managed using cross-currency swaps.

Credit Risk Management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity Market Risk Management:  The Company offers a variety of variable annuity products available with living benefit features such as GMABs or GLWBs.  These living benefit features represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts.  The embedded derivatives are carried at fair value. Subsequent changes in the fair value of these embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of these embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contract holder persistency, contract holder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  The Company believes the impact of claims is expected to be mitigated by its economic hedging program.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk.  Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the living benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Derivatives Qualifying for Hedge Accounting

Fair Value Hedge Relationship: For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge certain fixed rate investments such as commercial mortgage loans and certain fixed maturity securities, and

•	Cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

Cash Flow Hedge Relationship:  For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as a cash flow hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge cash flows from variable rate investments such as commercial mortgage loans and certain fixed maturity securities,

•	Interest rate swaps are used to hedge payments of funding agreement liabilities associated with the MTN program,

•	Cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated fixed maturity securities, and

•	Cross-currency swaps are used to hedge payments of foreign currency-denominated funding agreement liabilities associated with the MTN program.

Termination:  The Company is required to discontinue hedge accounting when it is determined that a derivative instrument no longer qualifies as an effective hedge.  Upon such determination, the derivative continues to be carried in the consolidated balance sheet at its fair value with changes in fair value recognized in net realized investment gains and losses.  In a discontinued fair value hedge on available-for-sale securities, changes in the fair value of the previously hedged asset or liability are no longer included in net realized gains and losses, rather are included in accumulated other comprehensive income and reclassified to net realized investment gains and losses through maturity of the hedged item.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Derivatives Not Qualifying for Hedge Accounting

For derivatives that are not designated as a hedging instrument, the gain or loss on the derivative is recognized in net realized investment gains and losses. The Company uses these derivatives in various financial transactions as follows:

•	Futures, options, interest rate swaps and total return swaps are used to hedge certain benefit rider obligations included in variable annuity products, as described above,

•	Interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	Cross-currency swaps and futures are used to hedge foreign currency-denominated assets and liabilities, and

•	Credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2010 and 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

As of December 31, 2010 and 2009, the Company had received $351 million and $532 million, respectively, of cash for derivative collateral, which is included in short-term investments.  The Company held no material securities as off-balance sheet collateral on derivative transactions as of December 31, 2010.  The Company held $32 million as off-balance sheet collateral on derivative transactions as of December 31, 2009.  As of December 31, 2010 and 2009, the Company had pledged fixed maturity securities with a fair value of $28 million and $56 million, respectively, as collateral to derivative counterparties.  There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of the dates indicated:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2010
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 1	$ 78	Other liabilities	$ 37	$ 830
Cross-currency swaps	Other assets	26	132	Other liabilities	18	101
Total derivatives designated as
hedging instruments		$ 27	$ 210		$ 55	$ 931

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	556	10,944	Other liabilities	418	10,225
Cross-currency swaps	Other assets	30	210	Other liabilities	30	210
Credit default swaps	Other assets	1	20	Other liabilities	-	17
Total return swaps	Other assets	12	1,119	Other liabilities	23	1,053
Equity contracts	Other assets	212	2,484	Other liabilities	20	1,124
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	N/A	Future policy benefits and claims	226	N/A
Total derivatives not designated
as hedging instruments		$ 811	$ 14,777		$ 717	$ 12,629

Total derivatives		$ 838	$ 14,987		$ 772	$ 13,560

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2009
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 4	$ 86	Other liabilities	$ 69	$ 1,216
Cross-currency swaps	Other assets	34	93	Other liabilities	36	216
Total derivatives designated as
hedging instruments		$ 38	$ 179		$ 105	$ 1,432

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	409	7,457	Other liabilities	239	5,162
Cross-currency swaps	Other assets	49	211	Other liabilities	49	210
Credit default swaps	Other assets	1	29	Other liabilities	3	82
Total return swaps	Other assets	1	85	Other liabilities	8	556
Equity contracts	Other assets	331	2,505	Other liabilities	10	996
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	-	Future policy benefits and claims	311	N/A
Other embedded derivatives	N/A	-	-	Other liabilities	2	N/A
Total derivatives not designated
as hedging instruments		$ 791	$ 10,287		$ 622	$ 7,006

Total derivatives		$ 829	$ 10,466		$ 727	$ 8,438

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010 1	2009 1

Derivatives in fair value hedging relationships:
Interest rate contracts2	Net realized investment gains (losses)	$ 7	$ 25
Cross-currency swaps2	Net realized investment gains (losses)	1	(2)
Total		$ 8	$ 23

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$ (12)	$ (35)
Cross-currency swaps	Net realized investment gains (losses)	(3)	2
Total		$ (15)	$ (33)
__________
1	Includes $6 million and $8 million of cash paid in the termination of fair value hedging instruments for the years ended December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

2	Excludes $30 million and $37 million of periodic settlements on interest rate contracts which are recorded in net investment income for the years ended December 31, 2010 and 2009, respectively.

The following table present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in AOCI in the consolidated financial statements for the years ended December 31,:

(in millions)	2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	$ 5	$ 12
Cross-currency swaps	(2)	(4)
Currency contracts	22	(19)
Other embedded derivatives	-	(12)
Total	$ 25	$ (23)

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges reclassified from AOCI into income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$ -	$ (4)
Cross-currency swaps	Net realized investment gains (losses)	-	(11)
Currency contracts	Net realized investment gains (losses)	(2)	(4)
Total		$ (2)	$ (19)

The following table presents the realized gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Cross-currency swaps	Net realized investment gains (losses)	$ -	$ (1)
Credit default swaps	Net realized investment gains (losses)	-	(3)
Total 1,2,3		$ -	$ (4)

__________
1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.
2
Excludes $2 million of periodic settlements in interest rate contracts which are recorded in net investment income for the year ended December 31, 2010.  Periodic settlements in interest rate contracts for the year ended December 31, 2009 were immaterial.

3
No cash was paid in the termination of cash flow hedging instruments for the year ended December 31, 2010. Includes $17 million of cash received in the termination of cash flow hedging instruments for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$ (39)	$ (197)
Cross-currency swaps	Net realized investment gains (losses)	-	3
Credit default swaps	Net realized investment gains (losses)	(5)	8
Equity total return swaps	Net realized investment gains (losses)	(136)	7
Equity contracts	Net realized investment gains (losses)	(389)	(739)
Embedded derivatives on guaranteed
benefit annuity programs	Net realized investment gains (losses)	98	1,432
Other embedded derivatives	Net realized investment gains (losses)	(2)	3
Total		$ (473)	$ 517

The previous tables exclude $16 million and $(151) million of net interest settlements on all derivative instruments and $94 million and $63 million of other revenue related to guaranteed benefits on annuities that are also recorded in net realized investment gains (losses) for the year ended December 31, 2010 and 2009, respectively. The previous tables exclude $13 million in losses relating to foreign denominated cash balances for the year ended December 31, 2010, compared to an immaterial balance for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Credit Derivatives

The Company had exposure to credit protection contracts as of the years ended December 31, 2010, 2009 and 2008 and experienced credit event losses of $8 million in 2010, no credit losses in  2009 and credit event losses of $19 million in 2008 on such contracts.  The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated
	potential	fair	potential	fair	potential	fair	potential	fair
(in millions)	risk	value	risk	value	risk	value	risk	value

December 31, 2010
Single sector exposure:
Financial	$ 6	$ -	$ 3	$ -	$ -	$ -	$ 9	$ -
Services	-	-	10	1	-	-	10	1
Total	$ 6	$ -	$ 13	$ 1	$ -	$ -	$ 19	$ 1

December 31, 2009
Single sector exposure:
Financial	$ 35	$ (3)	$ 9	$ -	$ -	$ -	$ 44	$ (3)
Oil & gas pipelines	15	-	-	-	-	-	15	-
Services	-	-	-	-	10	-	10	-
Total	$ 50	$ (3)	$ 9	$ -	$ 10	$ -	$ 69	$ (3)

In addition, the Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting, rather, the Company elected to carry the entire security at fair value with any changes in fair value included in earnings.  Effective July 1, 2010, these securities had a fair value of $35 million and were transferred from available-for-sale securities to trading securities.  At December 31, 2010, the fair value of synthetic collateralized debt obligations, including the embedded credit derivatives, was $45 million.  The fair value represents the maximum future potential loss that could be incurred by the Company as there is no future payment obligation associated with these investments.  Additionally, there are no recourse provisions related to these investments that would enable the Company to recover any losses on these securities from third parties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(7)   Deferred Policy Acquisition Costs

During the second quarter of 2010, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The review covered all assumptions including mortality, lapses, expenses and general and separate account returns.  As a result of this review, certain assumptions were unlocked (DAC unlock).  The unlocked assumptions primarily related to lapse assumptions in the Individual Investment segment, market performance assumptions in the Retirement Plans segment, and mortality, lapse and market performance assumptions in the Individual Protection segment.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2010 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 4	$ -	$ -	$ -	$ 4
Retirement Plans	7	-	-	-	7
Individual Protection	(22)	13	1	-	(8)
Total	$ (11)	$ 13	$ 1	$ -	$ 3

During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in an increase in DAC and other related balances, including sales inducement assets, and a decrease in DAC amortization and other related balances of $219 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 192	$ -	$ -	$ 11	$ 203
Retirement Plans	(8)	-	-	-	(8)
Individual Protection	(44)	(13)	10	-	(47)
Total	$ 140	$ (13)	$ 10	$ 11	$ 148

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns.  Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked.  The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ (429)	$ (3)	$ -	$ (1)	(433)
Retirement Plans	(2)	-	-	-	(2)
Individual Protection	(3)	8	3	-	8
Total	$ (434)	$ 5	$ 3	$ (1)	$ (427)

The following table presents a reconciliation of DAC for the years ended December 31:

	December 31,	December 31,
(in millions)	2010	2009

Balance at beginning of period	$ 3,983	$ 4,524
Capitalization of DAC	634	513
Amortization of DAC, excluding unlocks	(385)	(606)
Amortization of DAC related to unlocks	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other
	(248)	(588)
Balance at end of period	$ 3,973	$ 3,983

(8)	Value of Business Acquired and Other Intangible Assets

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2010	2009

Balance at beginning of period	$ 277	$ 334
Amortization of VOBA	(20)	(49)
Net realized losses on investments	1	1
Subtotal	$ 258	$ 286
Change in unrealized gain (loss) on available-for-sale securities	1	(9)
Balance at end of period	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $18 million, $20 million and $22 million during the years ended December 31, 2010, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes intangible assets as of December 31:

		2010		2009
	Initial	Gross		Gross
	useful	carrying	Accumulated	carrying	Accumulated
(in millions)	life1	amount	amortization	amount	amortization

Amortizing:
VOBA	28 years	$ 595	$ 336	$ 595	$ 318
Total intangible assets		$ 595	$ 336	$ 595	$ 318

__________

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.

During 2009, the Company recorded a $5 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in an $8 million pre-tax charge.  The state insurance licenses had indefinite useful lives and were not previously amortized.  Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses were no longer required as the surviving entities had the required state insurance licenses to conduct business on existing NLICA and NLACA products.  The Company surrendered the state insurance licenses back to each state.  See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $20 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed did not result in material impairment losses on intangible assets during 2010, 2009 and 2008.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA

2011	$ 23
2012	$ 21
2013	$ 19
2014	$ 15
2015	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2008	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2010 and 2009, respectively.  As of the 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2010 and 2009 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(10) Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2010	2009

Liabilities:
Future policyholder benefits	$ 1,794	$ 1,818
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	28	29
Policyholder dividend obligation	121	49
Other policy obligations and liabilities	13	13
Total liabilities	$ 2,099	$ 2,052

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	$ 1,312	$ 1,236
Mortgage loans	224	263
Policy loans	186	191
Other assets	162	135
Total assets	$ 1,884	$ 1,825
Excess of reported liabilities over assets	215	227

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 73	$ 91
Adjustment to policyholder dividend obligation	(73)	(91)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 215	$ 227

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,312	$ 1,236
Amortized cost	1,222	1,253
Shadow policyholder dividend obligation	(90)	(17)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2010	2009	2008

Revenues:
Premiums	$ 83	$ 90	$ 93
Net investment income	101	106	109
Realized investment (losses) gains	(3)	2	(41)
Realized (losses) gains credited to to policyholder benefit obligation	(1)	(7)	37
Total revenues	$ 180	$ 191	$ 198

Benefits and expenses:
Policy and contract benefits	$ 131	$ 133	$ 131
Change in future policyholder benefits and interest credited to
policyholder accounts	(23)	(24)	(17)
Policyholder dividends	56	59	63
Change in policyholder dividend obligation	(3)	4	3
Other expenses	1	1	1
Total benefits and expenses	$ 162	$ 173	$ 181

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 18	$ 18	$ 17
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 12	$ 12	$ 11

Maximum future earnings from assets and liabilities:
Beginning of period	$ 227	$ 239	$ 250
Change during period	(12)	(12)	(11)
End of period	$ 215	$ 227	$ 239

Cumulative closed block earnings from inception through December 31, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $31 million and $32 million as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(11) Variable Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.”  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.
•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

In January 2009, the Company simplified its living benefit guarantees and only offer L.inc on new GLWB sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.  The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2010					2009
	General	Separate	Total	Net	Wtd. avg.	General	Separate	Total	Net	Wtd. avg.
	account	account	account	amount	attained	account	account	account	amount	attained
(in millions)	value	value	value	at risk1	age	value	value	value	at risk1	age

GMDB:
Return of premium	$ 832	$ 8,039	$ 8,871	$ 39	62	$ 729	$ 5,860	$ 6,589	$ 100	61
Reset	1,366	13,242	14,608	305	65	1,622	12,406	14,028	900	64
Ratchet	1,018	15,733	16,751	761	68	1,181	13,836	15,017	1,772	67
Rollup	35	264	299	13	73	42	259	301	18	73
Combo	185	1,731	1,916	192	69	229	1,577	1,806	325	69
Subtotal	$ 3,436	$ 39,009	$ 42,445	$ 1,310	66	$ 3,803	$ 33,938	$ 37,741	$ 3,115	65
Earnings enhancement	25	403	428	29	64	17	373	390	19	64
Total - GMDB	$ 3,461	$ 39,412	$ 42,873	$ 1,339	66	$ 3,820	$ 34,311	$ 38,131	$ 3,134	65

GMAB2:
5 Year	$ 167	$ 2,507	$ 2,674	$ 43	N/A	$ 383	$ 2,640	$ 3,023	$ 172	N/A
7 Year	323	2,192	2,515	52	N/A	394	2,152	2,546	180	N/A
10 Year	68	695	763	13	N/A	70	684	754	39	N/A
Total - GMAB	$ 558	$ 5,394	$ 5,952	$ 108	N/A	$ 847	$ 5,476	$ 6,323	$ 391	N/A

GMIB3:
Ratchet	$ 14	$ 220	$ 234	$ -	N/A	$ 16	$ 242	$ 258	$ -	N/A
Rollup	41	514	555	1	N/A	47	626	673	-	N/A
Total - GMIB	$ 55	$ 734	$ 789	$ 1	N/A	$ 63	$ 868	$ 931	$ -	N/A

GLWB:
L.inc	$ 287	$ 12,030	$ 12,317	$ 430	N/A	$ 230	$ 7,057	$ 7,287	$ 67	N/A
Porfolio income insurance	-	42	42	-	N/A	-	20	20	-	N/A
Total - GLWB	$ 287	$ 12,072	$ 12,359	$ 430	N/A	$ 230	$ 7,077	$ 7,307	$ 67	N/A

__________
1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.2 billion and $5.3 billion as of December 31, 2010 and 2009, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

Net amount at risk is highly sensitive to changes in financial market movements.  See Note 6 for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of deferred variable annuity and variable single premium immediate annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 4,889	$ 4,920
Domestic equity	29,987	24,599
International equity	2,985	3,047
Total mutual funds	$ 37,861	$ 32,566
Money market funds	1,254	1,473
Total	$ 39,115	$ 34,039

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2010	2009

Living benefit riders	$ 168	$ 266
GMDB	$ 46	$ 67
GMIB	$ 2	$ 3

The Company’s GMAB and GLWB living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  As of December 31, 2010 and December 31, 2009, the net balance of the embedded derivatives for living benefits was a liability of $168 million and a liability of $266 million, respectively. The GLWB component of living benefit riders was immaterial in 2010 and 2009, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2010 and 2009.  The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2010, the Company recorded net realized investment losses on living benefits embedded derivatives and related economic hedging activity of $155 million compared to net realized investments gains of $414 million as of December 31, 2009.

The losses recorded during the year ended December 31, 2010 were comprised of $192 million of net realized investment gains on living benefit embedded derivative liabilities and $347 million of related economic hedging losses.  The net realized investment losses were primarily driven by market volatility in the second quarter and mortality and withdrawal assumption updates.  Net realized investment losses on living benefit embedded derivatives resulted in lower amortization of DAC of $63 million during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The gains recorded in 2009 were comprised of $1.5 billion of net realized investment gains on living benefit embedded derivative liabilities and $1.1 billion of related economic hedging losses.  The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates on living benefit embedded derivatives, lower volatility assumptions and an increase to the nonperformance component of the discount rate.  The net realized gains resulted in higher amortization of DAC of $284 million during the year ended December 31, 2009.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $62 million for the year ended December 31, 2010 compared to $132 million for the year ended December 31, 2009.

The following assumptions and methodologies were used to determine the GMDB claim reserves as of December 31, 2010 and 2009:

•	Data used was based on a combination of historical numbers and future projections generally involving 250 probabilistically generated economic scenarios
•	Mean gross equity performance –10.4%
•	Equity volatility –18.0%
•	Mortality – 84% of Annuity 2000 Basic table for males, 93% for females as of December 31, 2010; and 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – approximately 7.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

The Company’s incurred and paid amounts for GMIBs were $3 million and $7 million for the years ended December 31, 2010 and 2009.

The Company did not transfer assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 475	$ 453
Domestic equity	3,267	2,996
International equity	452	417
Total mutual funds	$ 4,194	$ 3,866
Money market funds	203	257
Total	$ 4,397	$ 4,123

(12)	Short-Term Debt

The following table summarizes outstanding short-term debt as of December 31:

[Missing Graphic Reference]
In May 2010, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility.  The new facility matures in May 2011, with an option to convert the outstanding balances into a one-year term loan.  NMIC will guarantee all borrowings under the agreement.  The credit may be used for general corporate purposes.  The borrower has the ability to draw funds at a variable rate based on the Eurodollar rate.  The facility contains financial covenants that require NMIC to maintain a statutory surplus in excess of $7.1 billion and the debt is not to exceed 30% of statutory surplus, both figures determined as of the end of each fiscal quarter.  A breach of these and other named covenants will impact the availability of the line for the other borrowers and may accelerate payment. NLIC had no amounts outstanding under this agreement as of December 31, 2010.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million. The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.  NLIC had $300 million of commercial paper outstanding at December 31, 2010 at a weighted average interest rate of 0.35% and $150 million outstanding at December 31, 2009 at a weighted average interest rate of 0.29%.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  This is an uncommitted facility contingent on the liquidity of the securities lending program.  The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR).  The Company had no amounts outstanding under this agreement as of December 31, 2010 and 2009.

The Company paid immaterial interest on short-term debt in 2010, compared to $1 million and $8 million in 2009 and 2008, respectively.
.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(13) Long-Term Debt

The following table summarizes surplus notes payable to affiliates as of December 31:

(in millions)	2010	2009

8.15% surplus note, due June 27, 2032	$ 300	$ 300
7.50% surplus note, due December 17, 2031	300	300
6.75% surplus note, due December 23, 2033	100	100
Variable funding surplus note, due December 31, 2040	272	-
Other	6	6
Total long-term debt	$ 978	$ 706

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC, issued a variable funding surplus note to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance.  The note will mature in full on December 31, 2040.  The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2015.  As of December 31, 2010, the principal amount outstanding was $272 million.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2010, 2009 and 2008.  Payments of interest and principal under the notes require the prior approval of the ODI.

(14)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2010	2009	2008

Current	$ (91)	$ 165	$ (131)
Deferred	115	(117)	(403)
Federal income tax expense (benefit)	$ 24	$ 48	$ (534)

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2010		2009		2008
(in millions)	Amount	%	Amount	%	Amount	%

Computed tax expense (benefit)	$ 71	35	$ 107	35	$ (497)	35
DRD	(50)	(25)	(56)	(18)	(42)	3
Impact of noncontrolling interest	21	10	18	6	25	(2)
Tax credits	(27)	(13)	(21)	(7)	(26)	2
Other, net	9	5	-	-	6	-
Total	$ 24	12	$ 48	16	$ (534)	38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Total federal income taxes refunded were $35 million, $59 million, and $41 million during the years ended December 31, 2010, 2009 and 2008, respectively.

During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During 2008, the Company refined its separate account DRD calculation and estimation process.  As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14 million to a $4 million benefit.  This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts.  The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed.  These changes in estimates primarily were driven by the Company’s separate account DRD.

As of December 31, 2010, the Company has capital loss carryforwards of $507 million, which expire between 2011 and 2015. In addition, the Company has $67 million in low income housing credit carryforwards, which expire between 2025 and 2030, $5 million in foreign tax credit carryforwards, which will expire in 2020 and $73 million in Alternative Minimum Tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31:

(in millions)	2010	2009

Deferred tax assets:
Future policy benefits and claims	$ 1,030	$ 1,109
Derivatives	27	63
Capital loss carryforward	178	103
Tax credit carryforwards	145	23
Other	236	195
Gross deferred tax assets	$ 1,616	$ 1,493
Less valuation allowance	(24)	(24)
Deferred tax assets, net of valuation allowance	$ 1,592	$ 1,469

Deferred tax liabilities:
Deferred policy acquisition costs	$ (1,071)	$ (1,084)
Securities available-for-sale	(670)	(168)
Value of business acquired	(89)	(96)
Other	(150)	(96)
Gross deferred tax liabilities	$ (1,980)	$ (1,444)
Net deferred tax (liability) asset	$ (388)	$ 25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $24 million, $24 million and $24 million as of December 31, 2010, 2009 and 2008, respectively.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The Company’s current federal income tax liability was $50 million and $109 million as of December 31, 2010 and 2009, respectively.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2010	2009

Balance at beginning of period	$ 95	$ 44
Additions for current year tax positions	18	37
Additions for prior years tax positions	19	15
Reductions for prior years tax positions	(13)	(1)
Balance at end of period	$ 119	$ 95

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2010, is $47 million.

Interest expense and any associated penalties are shown as income tax expense. The Company incurred interest and penalties of $2 million during the year ended December 31, 2010 and an immaterial balance during the year ended December 31, 2009.  The Company had accrued $6 million and $4 million for the payment of interest and penalties at December 31, 2010 and 2009, respectively.

During 2010, the Company had an appeals conference with the Internal Revenue Service (IRS) with respect to our appeal of IRS audit adjustments for the years 2003 to 2005. Though the Company has not yet reached a final settlement with the IRS for these years, it is reasonably possible that this appeal will be resolved in whole or in part within 12 months. As a result, it is reasonably possible that our liability for unrecognized tax benefits could decrease within 12 months by approximately $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005.  The statute remains open for these years as the Company completes the appeals process.  See “Tax Matters” in Note 19 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

(15)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and differ from GAAP materially.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2010	2009	2008
(unaudited)
Statutory net income (loss)
NLIC	$ 560	$ 397	$ (871)
NLAIC	$ (50)	$ (61)	$ (90)

Statutory capital and surplus
NLIC	$ 3,686	$ 3,130	$ 2,750
NLAIC	$ 287	$ 214	$ 123

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions (unaudited)

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  NLIC’s statutory capital and surplus as of December 31, 2010 was $3.7 billion, and statutory net income for the year ended December 31, 2010 was $560 million.  During the year ended December 31, 2010, NLIC did not pay any dividends to NFS.  As of January 1, 2011, NLIC has the ability to pay dividends to NFS totaling $560 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(16)	Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2010	2009	2008

Net unrealized gains (losses) on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$ 1,039	$ 2,374	$ (3,828)
Net non-credit gains	131	38	-
Net adjustment to DAC	(248)	(585)	529
Net adjustment to VOBA	1	(9)	8
Net adjustment to future policy benefits and claims	7	(27)	128
Net adjustment to policyholder dividend obligation	(73)	(91)	89
Related federal income tax (expense) benefit	(300)	(595)	1,076
Net unrealized gains (losses)	$ 557	$ 1,105	$ (1,998)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	5	388	1,102
Related federal income tax benefit	(2)	(136)	(386)
Net losses realized on available-for-sale securities	$ 3	$ 252	$ 716

Other comprehensive gain (loss) on securities available-for-sale	$ 560	$ 1,357	$ (1,282)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	27	(4)	17
Related federal income tax (expense) benefit	(9)	1	(6)
Other comprehensive income (loss) on cash flow hedges	$ 18	$ (3)	$ 11

Other unrealized (losses) gains:
Net unrealized (losses) gains	-	(14)	8
Related federal income tax benefit (expense)	-	5	(3)
Other net unrealized (losses) gains	$ -	$ (9)	$ 5

Unrecognized amounts on pension plans:
Net unrecognized amounts	-	-	(12)
Related federal income tax benefit	-	-	4
Other comprehensive loss on unrecognized pension amounts	$ -	$ -	$ (8)

Total other comprehensive income (loss)	$ 578	$ 1,345	$ (1,274)

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.  The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

As of July 1, 2010, the adoption of FASB ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2010, 2009 and 2008.

(17)	Employee Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC.  Effective January 30, 2008, NMIC merged the NLICA Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC.  All participants are eligible for benefits based on an account balance formula.  However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the final average pay formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula.  An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the final average pay formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.  In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service.  The Company’s portion of expense relating to these plans was $4 million, $11 million, and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The 2008 expense includes a gain of $5 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 18 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees.  Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company.  The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2010, 2009 and 2008.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates.  Associates may make salary deferral contributions of up to 80%.  Salary deferrals of up to 6% are subject to a 50% Company match.  In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA.  However, this plan has no active participants, and is in the process of being terminated.  The Company’s expense for contributions to these plans was $7 million, $9 million, and $6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

(18)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2010, 2009 and 2008, the Company made payments to NMIC and NSC totaling $250 million, $241 million, and $285 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion and $3.1 billion as of December 31, 2010 and 2009, respectively.  Total revenues from these contracts were $139 million, $143 million and $138 million for the years ended December 31, 2010, 2009 and 2008, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $115 million, $116 million, and $116 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2010, 2009 and 2008, the Company made lease payments to NMIC of $20 million, $21 million, and $22 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2010, 2009 and 2008 were $209 million, $177 million, and $202 million, respectively, while benefits, claims and expenses ceded during these years were $241 million, $196 million, and $219 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2010, 2009 and 2008, customer allocations to NFG funds totaled $30.5 billion, $23.7 billion and $18.1 billion, respectively.  For the years ended December 31, 2010, 2009, and 2008, NFG paid the Company $103 million, $79 million, and $77 million, respectively, for the distribution and servicing of these funds.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $762 million and $919 million as of December 31, 2010 and 2009, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2010, 2009 and 2008 were $61 million, $48 million, and $53 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans.  In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $13 million, $11 million, and $11 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Refer to Note 13 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25 million of the affiliate’s 5.6% senior notes due November 16, 2016.  The notes are secured by certain pledged mortgage servicing rights.  The note is payable in seven equal principal installments of $4 million, which began November 6, 2010.  Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14.  Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC.  No payments to (from) NMIC were made for the year ended December 31, 2010. Total payments to (from) NMIC were $4 million and ($23) million during the years ended December 31, 2009 and 2008, respectively.  These payments related to tax years prior to deconsolidation.

During 2009, NLIC received a $20 million capital contribution from NFS.

During 2010 and 2009, NLIC did not pay dividends to NFS.  In 2008 NLIC paid dividends to NFS totaling $461 million.

During 2010 and 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $117 million and $273 million, respectively, to NMIC.  The sale resulted in a net realized loss of $21 million and $34 million in 2010 and 2009, respectively to the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

During 2009, the Company sold private equity investments to NMIC for $61 million.  The private equity investments were carried and sold at fair value.  No gain or loss was recognized on the sale.

(19)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, revenue sharing and bidding arrangements, market-timing, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board.  If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 3, 2010, the Company filed a motion to dismiss the amendment to the complaint.  On October 17, 2010, the plaintiff filed motions to intervene in Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association and also in Coker, et. al. v. NLIC, et. al.  The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  On April 2, 2010, NRS and NLIC filed an answer.  On June 4, 2010, the plaintiffs filed a motion for class certification.  On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification.  On October 17, 2010, Twanna Brown filed a motion to intervene in this case.  On October 22, 2010, the parties to this action have executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown’s motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown’s motion to stay.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case.  NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiffs’ motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the sixth amended complaint and a third amended counterclaim.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments.  On July 23, 2010, the District Court denied the Companies’ motion for class certification and dismissed the counterclaim.  On August 6, 2010, the Companies filed a motion for reconsideration of the ruling on the motion for certification of counterclaim defendants’ class certification order and also filed a motion for leave to amend the answer to the plaintiffs’ sixth amended complaint and third amended counterclaim.  These motions were denied on November 8, 2010. On October 20, 2010, the Second Circuit Court of Appeals granted NLIC’s 23(f) petition agreeing to hear an appeal of the District Court’s order granting class certification.  On October 21, 2010, the Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  NFS and NLIC continue to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide’s Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. The Company intends to defend this case vigorously.

Tax Matters

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision.  On August 16, 2007, the IRS issued Revenue Ruling 2007-54.  This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD.  The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009.  The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151 million. The Company is still at appeals on this issue  and believes that it will ultimately prevail based on technical merits.

(20) Guarantees

Since 2002, the Company has sold $747 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025.  As of December 31, 2010 and 2009, the Company held guarantee reserves totaling $6 million and $6 million, respectively, on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $908 million.  The Company does not anticipate making any material payments related to these guarantees.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

As of December 31, 2010, the Company did not hold any material stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits.  Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others.  Properties meeting the necessary criteria are considered to have “stabilized.”  The properties are evaluated regularly, and the collateral is released when stabilized.  During 2010, the stabilization reserve was not increased materially and no portion was released into income.  In 2009, $1 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees.  To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds.  This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(21) Variable Interest Entities

In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE.  There is a review of the entity’s contract and other deal related information, such as 1) the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impacts the entity’s performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity.

The Company was not required and does not intend to provide financial or other support outside previous contractual requirements to any VIE.

Low-Income-Housing Tax Credit Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated LIHTC Funds.  The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 22 and 19 LIHTC Funds that are considered VIEs as of December 31, 2010 and December 31, 2009, respectively, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $355 million and $351 million as of December 31, 2010 and December 31, 2009, respectively, composed primarily of other long-term investments of $315 million and $314 million as of the same respective dates.

Two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LITHC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2010 and December 31, 2009 (except for the impact of guarantees disclosed in Note 20 to the 2009 audited consolidated financial statements).  Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market.  The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary.  The carrying amount of these unconsolidated VIEs was $157

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

million and $110 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss on these unconsolidated VIEs was $218 million and $123 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Fixed Maturity Securities

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performances.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 5 for additional disclosures related to these investments.

(22)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.  Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product.  The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other income2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

_________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other income2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

__________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2008
Revenues:
Policy charges	$ 603	$ 120	$ 618	$ -	$ 1,341
Premiums	120	-	274	-	394
Net investment income	530	651	486	198	1,865
Non-operating net realized investment losses1	-	-	-	(387)	(387)
Other-than-temporary impairment losses	-	-	-	(1,131)	(1,131)
Other income2	110	1	-	(76)	35
Total revenues	$ 1,363	$ 772	$ 1,378	$ (1,396)	$ 2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 379	$ 436	$ 196	$ 162	$ 1,173
Benefits and claims	379	-	489	(12)	856
Policyholder dividends	-	-	93	-	93
Amortization of DAC	648	41	130	(127)	692
Amortization of VOBA and other intangible assets	8	1	22	-	31
Interest expense	-	-	-	62	62
Other operating expenses	189	152	193	97	631
Total benefits and expenses	$ 1,603	$ 630	$ 1,123	$ 182	$ 3,538

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ (240)	$ 142	$ 255	$ (1,578)	$ (1,421)
Less: non-operating net realized investment losses1	-	-	-	387
Less: non-operating net other-than-temporary impairment losses	-	-	-	1,131
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(139)
Less: net loss attributable to noncontrolling interest	-	-	-	72
Pre-tax operating earnings (loss)	$ (240)	$ 142	$ 255	$ (127)

Assets as of year end	$ 42,508	$ 22,498	$ 20,360	$ 6,438	$ 91,804

__________

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                   Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2010 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 497	$ 584	$ 584
Obligations of states and political subdivisions	1,410	1,377	1,377
Debt securities issued by foreign governments	110	123	123
Public utilities	2,492	2,655	2,655
All other corporate	21,104	21,695	21,695
Total fixed maturity securities available-for-sale	$ 25,613	$ 26,434	$ 26,434
Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	$ 23	$ 24	$ 24
Industrial, miscellaneous and all other	3	4	4
Nonredeemable preferred stocks	13	14	14
Total equity securities available-for-sale	$ 39	$ 42	$ 42
Trading assets	49	45	45
Mortgage loans, net	6,211		6,125
Policy loans	1,088		1,088
Other long-term investments	513		513
Short-term investments, including amounts managed by a related party	1,062		1,062
Total investments	$ 34,575		$ 35,309

__________

1 Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 5 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                           Supplementary Insurance Information

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470
2008
Individual Investments	$ 1,883	$ 12,477			$ 120
Retirement Plans	290	11,498			-
Individual Protection	1,735	8,351			274
Corporate and Other	616	3,389			-
Total	$ 4,524	$ 35,715			$ 394

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697
2008
Individual Investments	$ 530	$ 758	$ 648	$ 197
Retirement Plans	651	436	41	153
Individual Protection	486	778	130	215
Corporate and Other	198	150	(127)	159
Total	$ 1,865	$ 2,122	$ 692	$ 724
________
1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                           Reinsurance

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2010

Life insurance in force	$ 208,920	$ 64,755	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ 88	$ 1	$ 483	0.2%
Accident and health insurance	238	241	4	1	NM
Total	$ 808	$ 329	$ 5	$ 484	1.0%

2009

Life insurance in force	$ 208,485	$ 76,136	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ 80	$ -	$ 469	-
Accident and health insurance	212	223	12	1	NM
Total	$ 761	$ 303	$ 12	$ 470	2.6%

2008

Life insurance in force	$ 208,071	$ 75,092	$ 12	$ 132,991	-

Premiums:
Life insurance 1	$ 477	$ 84	$ 1	$ 394	0.3%
Accident and health insurance	183	209	26	-	NM
Total	$ 660	$ 293	$ 27	$ 394	6.9%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2010, 2009 and 2008 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2010
Valuation allowances - mortgage loans on real estate	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans on real estate	$ 42	$ 85	$ -	$ 50	$ 77

2008
Valuation allowances - mortgage loans on real estate	$ 25	$ 20	$ -	$ 3	$ 42

__________

1	Amounts represent transfers to real estate owned and recoveries.

partc.htm

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements

Nationwide Variable Account-9:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2010 .

Statement of Operations for the year ended
December 31, 2010 .

Statements of Changes in Contract Owners' Equity for the years ended December 31, 2010 and 2009 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Operations for the
years ended December 31, 2010 , 2009 and
2008 .

Consolidated Balance Sheets as of December
31, 2010 and 2009 .

Consolidated Statements of Changes in
Equity as of December 31,
2010 , 2009 and 2008 .

Consolidated Statements of Cash Flows for
the years ended December 31, 2010 , 2009
and 2008 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with the initial Registration Statement on May 19, 1998 (File No. 333-53023) and incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with Post-Effective Amendment No. 6 on April 26, 2000 (File No. 333-53023) and incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with the initial Registration Statement on May 19, 1998 (File No. 333-53023) and incorporated by reference.

(5)	Variable Annuity Application – Filed previously with the initial Registration Statement on May 19, 1998 (File No. 333-53023) and incorporated by reference.

(6)	Depositor’s Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable

(8)	Fund Participation Agreements

The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre - Effective Amendment No. 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document “aimfpa99h1.htm” .

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2” .

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm” .

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document “fedfpa99h4.htm” .

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm” .

(6)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm” .

(7)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm” .

(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document “nwfpa99h12a.htm” .

(9)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm” .

(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm” .

(11)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document “univfpa99h16.htm” .

(12)
Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, as document "frankfpa99h8.htm".

(13)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002, as document trowefpa99h5.htm".

The following Fund Participation Agreements were previously filed on September 27, 2007 with Pre - Effective Amendment No. 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.

(1 4 )
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document “alliancebernsteinfpa.htm”.

(15)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2001, as document "blackrockfpa.htm".

(16)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, as document "waddellreedfpa.htm".

(17)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm".

(18)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989, as document "vaneckfpa.htm".

(19)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004, as document "wellsfargofpa.htm".

The following Fund Participation Agreement was previously filed on April 22, 2008 with Post-Effective Amendment No. 21 of registration statement (033-60063) under Exhibit 24(b), and is hereby incorporated by reference.

(20)	Participation Agreement with Credit Suisse Asset Management, LLC and Provident Distributors, Inc., dated January 3, 2000, as document "creditsuissefpa.htm".

The following Fund Participation Agreement was previously filed on April 30, 2008 with Post-Effective Amendment No. 42 of registration statement (333-59517) under Exhibit 24(b), and is hereby incorporated by reference.

(21)	Fund Participation Agreement with J.P. Morgan Series Trust II, dated February 18, 2003, as document "jpmorganfpa.htm".

The following Fund Participation Agreement was previously filed on April 20, 2011 with Post-Effective Amendment No. 30 of registration statement (333-103094) under Exhibit 24(b), and is hereby incorporated by reference.

(22)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services, dated June 30, 1999, as document "victoryfpa.htm".

For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(9)	Opinion of Counsel – Filed previously with the initial Registration Statement on May 19, 1998 (File No. 333-53023) and incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Administration	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing and Strategy Officer	Matthew Jauchius
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Corporate Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-P&C Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-President-NW Bank	J. Lynn Greenstein
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Mark A. Gaetano
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Guruprasad C. Vasudeva
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President and Treasurer	David LePaul
Senior Vice President-Controller	James D. Benson
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-NF Marketing	William J. Burke
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.

Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus LLC	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company, LLC (fka Nationwide Better Health Holding Company, Inc.)	Ohio		The company provides health management services.
Nationwide Better Health (Ohio), LLC (fka Nationwide Better Health, Inc.)	Ohio		The company provides population health management.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.          Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2011 was, 2,781 and 4,463 ,   respectively.

Item 28.          Indemnification

Provision is made in the Company’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Assistant Treasurer	Morgan J. Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.          Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.          Management Services

Not Applicable

Item 32.          Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

 SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9 certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 21 st day of April, 2011 .

NATIONWIDE VARIABLE-9
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 21 st day of April, 2011 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Attorney-in-Fact